UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2017

Date of reporting period: December 31, 2016

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ASIA 50 ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.59%

CHINA — 32.25%
Bank of China Ltd. Class H	18,648,000	$8,273,943
China Construction Bank Corp. Class H	22,968,960	17,686,320
China Life Insurance Co. Ltd. Class H	1,800,000	4,689,707
China Mobile Ltd.	1,368,000	14,503,731
China Petroleum & Chemical Corp. Class H	6,193,600	4,393,672
CNOOC Ltd.	3,960,000	4,954,374
Industrial & Commercial Bank of China Ltd. Class H	19,152,115	11,486,600
PetroChina Co. Ltd. Class H	5,184,000	3,864,690
Ping An Insurance Group Co. of China Ltd. Class H	1,224,000	6,125,407
Tencent Holdings Ltd.	1,324,800	32,414,510

		108,392,954
HONG KONG — 17.56%
AIA Group Ltd.	2,952,000	16,657,745
Cheung Kong Property Holdings Ltd.	684,148	4,195,874
CK Hutchison Holdings Ltd.	684,148	7,756,410
CLP Holdings Ltd.	473,000	4,346,782
Galaxy Entertainment Group Ltd.	648,000	2,824,968
Hang Seng Bank Ltd.	180,000	3,350,122
Hong Kong & China Gas Co. Ltd.[a]	1,800,317	3,190,491
Hong Kong Exchanges & Clearing Ltd.[a]	280,800	6,635,053
Power Assets Holdings Ltd.	324,000	2,856,310
Sands China Ltd.	604,800	2,628,836
Sun Hung Kai Properties Ltd.	360,000	4,550,408

		58,992,999
SINGAPORE — 7.34%
DBS Group Holdings Ltd.	439,200	5,271,494
Jardine Matheson Holdings Ltd.	72,000	3,978,000
Oversea-Chinese Banking Corp. Ltd.[a]	907,274	5,601,775
Singapore Telecommunications Ltd.	1,958,400	4,947,851
United Overseas Bank Ltd.	345,600	4,880,072

		24,679,192

Security	Shares	Value
SOUTH KOREA — 25.17%
AmorePacific Corp.	7,776	$2,069,866
Hyundai Mobis Co. Ltd.	16,920	3,698,361
Hyundai Motor Co.	36,648	4,430,045
KB Financial Group Inc.	103,176	3,656,179
Kia Motors Corp.	65,232	2,119,851
Korea Electric Power Corp.	63,216	2,305,568
KT&G Corp.	31,032	2,594,992
LG Chem Ltd.	10,800	2,333,830
NAVER Corp.	7,128	4,573,770
POSCO	19,656	4,190,611
Samsung C&T Corp.	22,824	2,371,594
Samsung Electronics Co. Ltd.	27,216	40,605,425
Shinhan Financial Group Co. Ltd.	116,208	4,353,711
SK Hynix Inc.	142,704	5,281,395

		84,585,198
TAIWAN — 17.27%
Cathay Financial Holding Co. Ltd.	2,088,866	3,123,998
Chunghwa Telecom Co. Ltd.	936,551	2,949,515
CTBC Financial Holding Co. Ltd.	4,752,359	2,602,598
Formosa Chemicals & Fibre Corp.	864,804	2,584,028
Formosa Plastics Corp.	1,152,071	3,188,580
Fubon Financial Holding Co. Ltd.	1,800,000	2,848,366
Hon Hai Precision Industry Co. Ltd.	3,672,066	9,593,470
MediaTek Inc.	370,112	2,486,247
Nan Ya Plastics Corp.	1,224,510	2,705,176
Taiwan Semiconductor Manufacturing Co. Ltd.	4,608,343	25,952,225

		58,034,203

TOTAL COMMON STOCKS (Cost: $286,279,789)		334,684,546

SHORT-TERM INVESTMENTS — 3.05%

MONEY MARKET FUNDS — 3.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[b,c,d]	10,142,680	10,144,708
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[b,c]	87,767	87,767

		10,232,475

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,233,375)		10,232,475

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA 50 ETF

December 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 102.64% (Cost: $296,513,164)[e]	$344,917,021
Other Assets, Less Liabilities — (2.64)%	(8,856,867)

NET ASSETS — 100.00%	$336,060,154

[a]	All or a portion of this security represents a security on loan.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral.
[e]	The cost of investments for federal income tax purposes was $304,014,711. Net unrealized appreciation was $40,902,310, of which $67,691,489 represented gross unrealized appreciation on securities and $26,789,179 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$334,684,546	$—	$—	$334,684,546
Money market funds	10,232,475	—	—	10,232,475

Total	$344,917,021	$—	$—	$344,917,021

2

Schedule of Investments (Unaudited)

iSHARES® CORE S&P 500 ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 2.20%
Arconic Inc.	2,055,433	$38,107,728
Boeing Co. (The)	2,691,346	418,988,745
General Dynamics Corp.	1,342,238	231,750,813
L3 Technologies Inc.	362,282	55,106,715
Lockheed Martin Corp.	1,181,457	295,293,363
Northrop Grumman Corp.	826,146	192,145,037
Raytheon Co.	1,376,915	195,521,930
Rockwell Collins Inc.	609,761	56,561,430
Textron Inc.	1,264,240	61,391,494
TransDigm Group Inc.	234,861	58,470,994
United Technologies Corp.	3,590,722	393,614,946

		1,996,953,195
AIR FREIGHT & LOGISTICS — 0.75%
CH Robinson Worldwide Inc.	657,465	48,165,886
Expeditors International of Washington Inc.	832,681	44,098,786
FedEx Corp.	1,146,461	213,471,038
United Parcel Service Inc. Class B	3,232,433	370,566,119

		676,301,829
AIRLINES — 0.64%
Alaska Air Group Inc.	578,003	51,286,206
American Airlines Group Inc.	2,437,462	113,805,101
Delta Air Lines Inc.	3,467,177	170,550,437
Southwest Airlines Co.	2,890,718	144,073,385
United Continental Holdings Inc.[a]	1,357,660	98,946,261

		578,661,390
AUTO COMPONENTS — 0.17%
BorgWarner Inc.	921,700	36,351,848
Delphi Automotive PLC	1,266,292	85,284,766
Goodyear Tire & Rubber Co. (The)	1,203,236	37,143,896

		158,780,510
AUTOMOBILES — 0.55%
Ford Motor Co.	18,300,708	221,987,588
General Motors Co.	6,504,426	226,614,202
Harley-Davidson Inc.	823,557	48,046,315

		496,648,105

Security	Shares	Value
BANKS — 6.71%
Bank of America Corp.	47,382,962	$1,047,163,460
BB&T Corp.	3,804,772	178,900,379
Citigroup Inc.	13,362,505	794,133,672
Citizens Financial Group Inc.	2,410,325	85,879,880
Comerica Inc.	802,238	54,640,430
Fifth Third Bancorp.	3,549,614	95,733,090
Huntington Bancshares Inc./OH	5,086,509	67,243,649
JPMorgan Chase & Co.	16,778,624	1,447,827,465
KeyCorp	5,067,454	92,582,385
M&T Bank Corp.	729,301	114,084,555
People’s United Financial Inc.	1,459,419	28,254,352
PNC Financial Services Group Inc. (The)[b]	2,281,231	266,812,778
Regions Financial Corp.	5,784,849	83,070,432
SunTrust Banks Inc.	2,309,398	126,670,480
U.S. Bancorp.	7,491,666	384,846,882
Wells Fargo & Co.	21,194,796	1,168,045,208
Zions BanCorp.	940,576	40,482,391

		6,076,371,488
BEVERAGES — 2.06%
Brown-Forman Corp. Class B	855,213	38,416,168
Coca-Cola Co. (The)	18,201,280	754,625,069
Constellation Brands Inc. Class A	838,251	128,512,261
Dr Pepper Snapple Group Inc.	859,596	77,939,569
Molson Coors Brewing Co. Class B	863,915	84,067,569
Monster Beverage Corp.[a]	1,900,883	84,285,152
PepsiCo Inc.	6,724,941	703,630,577

		1,871,476,365
BIOTECHNOLOGY — 2.74%
AbbVie Inc.	7,620,167	477,174,858
Alexion Pharmaceuticals Inc.[a]	1,051,510	128,652,249
Amgen Inc.	3,488,292	510,023,173
Biogen Inc.[a]	1,020,218	289,313,420
Celgene Corp.[a]	3,634,956	420,746,157
Gilead Sciences Inc.	6,177,601	442,378,008
Regeneron Pharmaceuticals Inc.[a,c]	356,566	130,891,813
Vertex Pharmaceuticals Inc.[a,c]	1,161,881	85,595,773

		2,484,775,451

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2016

Security	Shares	Value
BUILDING PRODUCTS — 0.33%
Allegion PLC	449,641	$28,777,024
Fortune Brands Home & Security Inc.	721,617	38,577,645
Johnson Controls International PLC	4,406,145	181,489,112
Masco Corp.	1,520,992	48,093,767

		296,937,548
CAPITAL MARKETS — 2.82%
Affiliated Managers Group Inc.[a]	258,561	37,568,913
Ameriprise Financial Inc.	742,760	82,401,794
Bank of New York Mellon Corp. (The)	4,957,906	234,905,586
BlackRock Inc.[b]	569,925	216,879,260
Charles Schwab Corp. (The)	5,656,692	223,269,633
CME Group Inc.	1,590,624	183,478,478
E*TRADE Financial Corp.[a]	1,283,583	44,476,151
Franklin Resources Inc.	1,625,186	64,324,862
Goldman Sachs Group Inc. (The)	1,734,072	415,223,541
Intercontinental Exchange Inc.	2,793,151	157,589,580
Invesco Ltd.	1,915,594	58,119,122
Moody’s Corp.	775,302	73,087,720
Morgan Stanley	6,761,945	285,692,176
Nasdaq Inc.	534,486	35,874,700
Northern Trust Corp.	998,029	88,874,483
S&P Global Inc.	1,219,433	131,137,825
State Street Corp.	1,707,913	132,738,998
T Rowe Price Group Inc.	1,144,173	86,110,460

		2,551,753,282
CHEMICALS — 2.07%
Air Products & Chemicals Inc.	1,023,235	147,161,658
Albemarle Corp.	527,137	45,375,953
CF Industries Holdings Inc.	1,093,031	34,408,616
Dow Chemical Co. (The)	5,258,176	300,872,831
Eastman Chemical Co.	680,883	51,209,210
Ecolab Inc.	1,230,377	144,224,792
EI du Pont de Nemours & Co.	4,076,057	299,182,584
FMC Corp.	627,550	35,494,228
International Flavors & Fragrances Inc.	372,415	43,881,659

Security	Shares	Value
LyondellBasell Industries NV Class A	1,572,711	$134,907,150
Monsanto Co.	2,053,717	216,071,566
Mosaic Co. (The)	1,641,228	48,137,217
PPG Industries Inc.	1,239,544	117,459,189
Praxair Inc.	1,338,197	156,823,306
Sherwin-Williams Co. (The)	380,102	102,148,612

		1,877,358,571
COMMERCIAL SERVICES & SUPPLIES — 0.32%
Cintas Corp.	408,646	47,223,132
Pitney Bowes Inc.	811,917	12,333,019
Republic Services Inc.	1,077,604	61,477,308
Stericycle Inc.[a,c]	398,942	30,734,492
Waste Management Inc.	1,906,761	135,208,422

		286,976,373
COMMUNICATIONS EQUIPMENT — 1.02%
Cisco Systems Inc.	23,537,861	711,314,159
F5 Networks Inc.[a,c]	304,100	44,009,352
Harris Corp.	582,576	59,696,563
Juniper Networks Inc.	1,764,466	49,863,809
Motorola Solutions Inc.	771,108	63,917,142

		928,801,025
CONSTRUCTION & ENGINEERING — 0.10%
Fluor Corp.	652,863	34,288,365
Jacobs Engineering Group Inc.[a]	554,591	31,611,687
Quanta Services Inc.[a]	708,757	24,700,181

		90,600,233
CONSTRUCTION MATERIALS — 0.16%
Martin Marietta Materials Inc.	297,595	65,926,220
Vulcan Materials Co.	616,744	77,185,512

		143,111,732
CONSUMER FINANCE — 0.83%
American Express Co.	3,605,004	267,058,696
Capital One Financial Corp.	2,261,289	197,274,852
Discover Financial Services	1,855,971	133,796,949
Navient Corp.	1,410,994	23,182,632
Synchrony Financial	3,690,595	133,857,881

		755,171,010

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2016

Security	Shares	Value
CONTAINERS & PACKAGING — 0.32%
Avery Dennison Corp.	416,927	$29,276,614
Ball Corp.	829,421	62,264,634
International Paper Co.	1,928,185	102,309,496
Sealed Air Corp.	903,570	40,967,864
WestRock Co.	1,177,409	59,777,055

		294,595,663
DISTRIBUTORS — 0.12%
Genuine Parts Co.	697,421	66,631,602
LKQ Corp.[a]	1,440,513	44,151,724

		110,783,326
DIVERSIFIED CONSUMER SERVICES — 0.03%
H&R Block Inc.	1,027,282	23,617,213

		23,617,213
DIVERSIFIED FINANCIAL SERVICES — 1.64%
Berkshire Hathaway Inc. Class Ba	8,903,850	1,451,149,473
Leucadia National Corp.	1,519,292	35,323,539

		1,486,473,012
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.65%
AT&T Inc.	28,795,393	1,224,668,064
CenturyLink Inc.	2,561,514	60,912,803
Frontier Communications Corp.[c]	5,246,066	17,731,703
Level 3 Communications Inc.[a]	1,366,000	76,987,760
Verizon Communications Inc.	19,115,493	1,020,385,017

		2,400,685,347
ELECTRIC UTILITIES — 1.97%
Alliant Energy Corp.	1,066,729	40,418,362
American Electric Power Co. Inc.	2,305,647	145,163,535
Duke Energy Corp.	3,230,483	250,750,090
Edison International	1,527,734	109,981,571
Entergy Corp.	839,879	61,705,910
Eversource Energy	1,487,375	82,147,721
Exelon Corp.	4,329,242	153,644,798
FirstEnergy Corp.	1,994,872	61,781,186
NextEra Energy Inc.	2,191,037	261,741,280
PG&E Corp.	2,379,944	144,629,197
Pinnacle West Capital Corp.	521,868	40,721,360
PPL Corp.	3,207,657	109,220,721

Security	Shares	Value
Southern Co. (The)	4,595,262	$226,040,938
Xcel Energy Inc.	2,381,797	96,939,138

		1,784,885,807
ELECTRICAL EQUIPMENT — 0.54%
Acuity Brands Inc.	209,784	48,430,734
AMETEK Inc.	1,071,928	52,095,701
Eaton Corp. PLC	2,119,118	142,171,627
Emerson Electric Co.	3,014,000	168,030,500
Rockwell Automation Inc.	600,154	80,660,697

		491,389,259
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.38%
Amphenol Corp. Class A	1,446,457	97,201,910
Corning Inc.	4,460,302	108,251,530
FLIR Systems Inc.	618,117	22,369,654
TE Connectivity Ltd.	1,666,210	115,435,029

		343,258,123
ENERGY EQUIPMENT & SERVICES — 1.18%
Baker Hughes Inc.	1,988,277	129,178,357
FMC Technologies Inc.[a]	1,058,234	37,599,054
Halliburton Co.	4,053,455	219,251,381
Helmerich & Payne Inc.[c]	506,693	39,218,038
National Oilwell Varco Inc.	1,770,955	66,304,555
Schlumberger Ltd.	6,523,898	547,681,237
Transocean Ltd.[a,c]	1,825,311	26,905,084

		1,066,137,706
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.83%
American Tower Corp.	1,996,076	210,945,312
Apartment Investment & Management Co. Class Ac	735,632	33,434,474
AvalonBay Communities Inc.[c]	643,916	114,069,719
Boston Properties Inc.[c]	720,868	90,670,777
Crown Castle International Corp.[c]	1,690,886	146,718,178
Digital Realty Trust Inc.[c]	745,262	73,229,444
Equinix Inc.	336,679	120,332,441
Equity Residential[c]	1,714,576	110,350,111
Essex Property Trust Inc.[c]	307,202	71,424,465
Extra Space Storage Inc.[c]	589,908	45,564,494
Federal Realty Investment Trust[c]	339,165	48,198,738

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2016

Security	Shares	Value
General Growth Properties Inc.[c]	2,738,021	$68,395,765
HCP Inc.[c]	2,192,476	65,160,387
Host Hotels & Resorts Inc.[c]	3,469,178	65,359,314
Iron Mountain Inc.[c]	1,148,328	37,297,693
Kimco Realty Corp.	2,006,455	50,482,408
Macerich Co. (The)[c]	566,084	40,101,391
Mid-America Apartment Communities Inc.	532,319	52,124,676
Prologis Inc.	2,493,300	131,621,307
Public Storage[c]	699,411	156,318,359
Realty Income Corp.[c]	1,212,570	69,698,524
Simon Property Group Inc.[c]	1,473,444	261,786,795
SL Green Realty Corp.[c]	479,034	51,520,107
UDR Inc.[c]	1,253,099	45,713,052
Ventas Inc.	1,665,316	104,115,556
Vornado Realty Trust[c]	806,202	84,143,303
Welltower Inc.[c]	1,705,209	114,129,638
Weyerhaeuser Co.	3,507,656	105,545,369

		2,568,451,797
FOOD & STAPLES RETAILING — 2.07%
Costco Wholesale Corp.	2,049,699	328,177,307
CVS Health Corp.	5,000,577	394,595,531
Kroger Co. (The)	4,424,843	152,701,332
Sysco Corp.	2,367,815	131,105,917
Wal-Mart Stores Inc.	7,061,054	488,060,052
Walgreens Boots Alliance Inc.	4,012,854	332,103,797
Whole Foods Market Inc.	1,492,997	45,924,588

		1,872,668,524
FOOD PRODUCTS — 1.61%
Archer-Daniels-Midland Co.	2,708,628	123,648,868
Campbell Soup Co.	908,490	54,936,390
Conagra Brands Inc.	1,950,056	77,124,715
General Mills Inc.	2,771,134	171,172,947
Hershey Co. (The)	649,395	67,166,925
Hormel Foods Corp.	1,265,502	44,052,125
JM Smucker Co. (The)	545,949	69,914,229
Kellogg Co.	1,183,003	87,199,151
Kraft Heinz Co. (The)	2,796,842	244,220,244
McCormick & Co. Inc./MD	529,797	49,445,954
Mead Johnson Nutrition Co.	866,033	61,280,495

Security	Shares	Value
Mondelez International Inc. Class A	7,241,816	$321,029,703
Tyson Foods Inc. Class A	1,365,555	84,227,432

		1,455,419,178
HEALTH CARE EQUIPMENT & SUPPLIES — 2.44%
Abbott Laboratories	6,903,725	265,172,077
Baxter International Inc.	2,301,595	102,052,722
Becton Dickinson and Co.	995,580	164,818,269
Boston Scientific Corp.[a]	6,382,947	138,063,144
Cooper Companies Inc. (The)[c]	228,225	39,923,399
CR Bard Inc.	344,696	77,439,403
Danaher Corp.	2,854,217	222,172,251
DENTSPLY SIRONA Inc.	1,077,583	62,208,867
Edwards Lifesciences Corp.[a]	1,008,807	94,525,216
Hologic Inc.[a]	1,323,800	53,110,856
Intuitive Surgical Inc.[a,c]	182,290	115,602,849
Medtronic PLC	6,438,278	458,598,542
St. Jude Medical Inc.	1,348,044	108,099,649
Stryker Corp.	1,457,324	174,601,989
Varian Medical Systems Inc.[a,c]	437,985	39,322,293
Zimmer Biomet Holdings Inc.	937,916	96,792,931

		2,212,504,457
HEALTH CARE PROVIDERS & SERVICES — 2.63%
Aetna Inc.	1,645,248	204,027,204
AmerisourceBergen Corp.	784,348	61,328,170
Anthem Inc.	1,234,263	177,449,992
Cardinal Health Inc.	1,509,616	108,647,064
Centene Corp.[a]	800,661	45,245,353
Cigna Corp.	1,203,861	160,583,019
DaVita Inc.[a,c]	740,086	47,513,521
Envision Healthcare Corp.[a,c]	549,080	34,751,273
Express Scripts Holding Co.[a]	2,890,873	198,863,154
HCA Holdings Inc.[a,c]	1,372,897	101,621,836
Henry Schein Inc.[a,c]	377,856	57,324,534
Humana Inc.	699,141	142,645,738
Laboratory Corp. of America Holdings[a]	486,915	62,510,148
McKesson Corp.	1,059,914	148,864,921
Patterson Companies Inc.	368,183	15,106,548
Quest Diagnostics Inc.	650,073	59,741,709
UnitedHealth Group Inc.	4,463,108	714,275,804

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2016

Security	Shares	Value
Universal Health Services Inc. Class B	413,530	$43,991,321

		2,384,491,309
HEALTH CARE TECHNOLOGY — 0.07%
Cerner Corp.[a,c]	1,429,020	67,692,677

		67,692,677
HOTELS, RESTAURANTS & LEISURE — 1.56%
Carnival Corp.	1,972,013	102,662,997
Chipotle Mexican Grill Inc.[a,c]	134,186	50,631,062
Darden Restaurants Inc.	576,043	41,889,847
Marriott International Inc./MD Class A	1,501,389	124,134,843
McDonald’s Corp.	3,893,988	473,976,219
Royal Caribbean Cruises Ltd.	784,808	64,385,648
Starbucks Corp.	6,824,422	378,891,909
Wyndham Worldwide Corp.	503,632	38,462,376
Wynn Resorts Ltd.	372,101	32,190,457
Yum! Brands Inc.	1,634,855	103,535,367

		1,410,760,725
HOUSEHOLD DURABLES — 0.47%
DR Horton Inc.	1,588,832	43,422,778
Garmin Ltd.[c]	521,920	25,307,901
Harman International Industries Inc.	326,872	36,335,091
Leggett & Platt Inc.	626,803	30,638,131
Lennar Corp. Class A	919,897	39,491,178
Mohawk Industries Inc.[a]	295,594	59,024,210
Newell Brands Inc.	2,261,295	100,966,822
PulteGroup Inc.	1,387,616	25,504,382
Whirlpool Corp.	348,753	63,392,833

		424,083,326
HOUSEHOLD PRODUCTS — 1.82%
Church & Dwight Co. Inc.	1,228,929	54,306,373
Clorox Co. (The)	599,348	71,933,747
Colgate-Palmolive Co.	4,167,811	272,741,552
Kimberly-Clark Corp.	1,679,394	191,652,443
Procter & Gamble Co. (The)	12,547,838	1,055,022,219

		1,645,656,334

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.06%
AES Corp./VA	3,090,794	$35,915,026
NRG Energy Inc.	1,407,480	17,255,705

		53,170,731
INDUSTRIAL CONGLOMERATES — 2.55%
3M Co.	2,820,289	503,619,007
General Electric Co.	41,481,063	1,310,801,591
Honeywell International Inc.	3,573,640	414,006,194
Roper Technologies Inc.	475,341	87,025,430

		2,315,452,222
INSURANCE — 2.77%
Aflac Inc.	1,913,586	133,185,586
Allstate Corp. (The)	1,729,725	128,207,217
American International Group Inc.	4,575,467	298,823,750
Aon PLC	1,237,454	138,013,245
Arthur J Gallagher & Co.	848,767	44,101,933
Assurant Inc.	267,313	24,822,685
Chubb Ltd.	2,181,995	288,285,179
Cincinnati Financial Corp.	702,466	53,211,800
Hartford Financial Services Group Inc. (The)	1,775,276	84,591,901
Lincoln National Corp.	1,073,439	71,136,803
Loews Corp.	1,295,592	60,672,573
Marsh & McLennan Companies Inc.	2,417,291	163,384,699
MetLife Inc.	5,153,892	277,743,240
Principal Financial Group Inc.	1,254,515	72,586,238
Progressive Corp. (The)	2,721,011	96,595,890
Prudential Financial Inc.	2,016,291	209,815,241
Torchmark Corp.	510,201	37,632,426
Travelers Companies Inc. (The)	1,337,288	163,710,797
Unum Group	1,079,683	47,430,474
Willis Towers Watson PLC	601,111	73,503,853
XL Group Ltd.	1,264,896	47,130,025

		2,514,585,555

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2016

Security	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 2.28%
Amazon.com Inc.[a]	1,849,298	$1,386,733,091
Expedia Inc.	565,162	64,021,551
Netflix Inc.[a]	2,012,301	249,122,864
Priceline Group Inc. (The)[a,c]	231,377	339,212,565
TripAdvisor Inc.[a,c]	535,643	24,837,766

		2,063,927,837
INTERNET SOFTWARE & SERVICES — 4.22%
Akamai Technologies Inc.[a,c]	806,129	53,752,682
Alphabet Inc. Class Aa	1,388,365	1,100,209,844
Alphabet Inc. Class Ca	1,391,614	1,074,075,518
eBay Inc.[a]	4,894,077	145,305,146
Facebook Inc. Class Aa	10,976,224	1,262,814,571
VeriSign Inc.[a,c]	424,262	32,273,610
Yahoo! Inc.[a]	4,132,810	159,815,763

		3,828,247,134
IT SERVICES — 3.67%
Accenture PLC Class A	2,908,644	340,689,472
Alliance Data Systems Corp.	270,591	61,830,044
Automatic Data Processing Inc.	2,115,579	217,439,210
Cognizant Technology Solutions Corp. Class Aa	2,844,832	159,395,937
CSRA Inc.	654,801	20,848,864
Fidelity National Information Services Inc.	1,537,811	116,320,024
Fiserv Inc.[a,c]	1,022,505	108,671,831
Global Payments Inc.	720,506	50,010,321
International Business Machines Corp.	4,057,318	673,474,215
MasterCard Inc. Class A	4,463,270	460,832,628
Paychex Inc.	1,520,375	92,560,430
PayPal Holdings Inc.[a]	5,261,949	207,689,127
Teradata Corp.[a,c]	580,371	15,768,680
Total System Services Inc.	775,714	38,033,257
Visa Inc. Class A	8,757,170	683,234,403
Western Union Co. (The)	2,245,460	48,771,391
Xerox Corp.	3,992,925	34,858,235

		3,330,428,069
LEISURE PRODUCTS — 0.09%
Hasbro Inc.	518,853	40,361,575
Mattel Inc.	1,628,748	44,872,007

		85,233,582

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.60%
Agilent Technologies Inc.	1,521,018	$69,297,580
Illumina Inc.[a]	687,811	88,067,320
Mettler-Toledo International Inc.[a]	121,960	51,047,578
PerkinElmer Inc.	513,478	26,777,878
Thermo Fisher Scientific Inc.	1,852,284	261,357,272
Waters Corp.[a,c]	377,820	50,775,230

		547,322,858
MACHINERY — 1.47%
Caterpillar Inc.	2,743,430	254,425,698
Cummins Inc.	721,085	98,550,687
Deere & Co.	1,356,396	139,763,044
Dover Corp.	728,091	54,555,859
Flowserve Corp.	611,669	29,390,695
Fortive Corp.	1,410,412	75,640,396
Illinois Tool Works Inc.	1,480,293	181,276,681
Ingersoll-Rand PLC	1,210,061	90,802,977
PACCAR Inc.	1,643,665	105,030,194
Parker-Hannifin Corp.	625,492	87,568,880
Pentair PLC	797,529	44,717,451
Snap-on Inc.	272,079	46,598,970
Stanley Black & Decker Inc.	713,190	81,795,761
Xylem Inc./NY	840,612	41,627,106

		1,331,744,399
MEDIA — 3.06%
CBS Corp. Class B NVS	1,844,045	117,318,143
Charter Communications Inc. Class Aa	1,015,334	292,334,965
Comcast Corp. Class A	11,175,806	771,689,404
Discovery Communications Inc. Class Aa,c	740,058	20,284,990
Discovery Communications Inc. Class C NVS[a,c]	1,019,034	27,289,731
Interpublic Group of Companies Inc. (The)	1,841,942	43,119,862
News Corp. Class A	1,785,703	20,464,156
News Corp. Class B	487,541	5,752,984
Omnicom Group Inc.	1,106,040	94,135,065
Scripps Networks Interactive Inc. Class A	446,419	31,860,924
TEGNA Inc.	1,005,342	21,504,265

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2016

Security	Shares	Value
Time Warner Inc.	3,615,869	$349,039,835
Twenty-First Century Fox Inc. Class A	4,964,750	139,211,590
Twenty-First Century Fox Inc. Class B	2,283,989	62,238,700
Viacom Inc. Class B NVS	1,628,772	57,169,897
Walt Disney Co. (The)	6,865,425	715,514,594

		2,768,929,105
METALS & MINING — 0.28%
Freeport-McMoRan Inc.[a]	5,888,024	77,663,037
Newmont Mining Corp.	2,488,685	84,789,498
Nucor Corp.	1,492,683	88,844,492

		251,297,027
MULTI-UTILITIES — 1.07%
Ameren Corp.	1,137,708	59,684,162
CenterPoint Energy Inc.	2,019,440	49,759,002
CMS Energy Corp.	1,308,714	54,468,677
Consolidated Edison Inc.	1,428,235	105,232,355
Dominion Resources Inc./VA	2,938,861	225,087,364
DTE Energy Co.	841,377	82,884,048
NiSource Inc.	1,512,849	33,494,477
Public Service Enterprise Group Inc.	2,372,148	104,089,854
SCANA Corp.	670,123	49,106,613
Sempra Energy	1,171,871	117,937,097
WEC Energy Group Inc.	1,479,935	86,798,188

		968,541,837
MULTILINE RETAIL — 0.53%
Dollar General Corp.	1,194,784	88,497,651
Dollar Tree Inc.[a]	1,105,857	85,350,044
Kohl’s Corp.	825,927	40,784,275
Macy’s Inc.	1,424,168	50,999,456
Nordstrom Inc.	543,428	26,046,504
Target Corp.	2,633,518	190,219,005

		481,896,935
OIL, GAS & CONSUMABLE FUELS — 6.36%
Anadarko Petroleum Corp.	2,619,018	182,624,125
Apache Corp.	1,779,152	112,922,777
Cabot Oil & Gas Corp.	2,180,239	50,930,383
Chesapeake Energy Corp.[a]	3,495,046	24,535,223
Chevron Corp.	8,851,828	1,041,860,156

Security	Shares	Value
Cimarex Energy Co.	445,284	$60,514,096
Concho Resources Inc.[a,c]	686,659	91,050,983
ConocoPhillips	5,809,849	291,305,829
Devon Energy Corp.	2,455,169	112,127,568
EOG Resources Inc.	2,703,033	273,276,636
EQT Corp.	809,671	52,952,483
Exxon Mobil Corp.	19,444,000	1,755,015,440
Hess Corp.	1,248,303	77,756,794
Kinder Morgan Inc./DE	9,002,172	186,434,982
Marathon Oil Corp.	3,972,549	68,764,823
Marathon Petroleum Corp.	2,474,923	124,612,373
Murphy Oil Corp.	758,958	23,626,363
Newfield Exploration Co.[a]	911,703	36,923,971
Noble Energy Inc.	2,010,068	76,503,188
Occidental Petroleum Corp.	3,583,317	255,239,670
ONEOK Inc.	987,134	56,671,363
Phillips 66	2,075,927	179,380,852
Pioneer Natural Resources Co.	795,596	143,262,972
Range Resources Corp.	880,699	30,260,818
Southwestern Energy Co.[a,c]	2,232,940	24,160,411
Spectra Energy Corp.	3,289,029	135,146,202
Tesoro Corp.	547,152	47,848,442
Valero Energy Corp.	2,130,486	145,554,803
Williams Companies Inc. (The)	3,203,818	99,766,893

		5,761,030,619
PERSONAL PRODUCTS — 0.13%
Coty Inc. Class A	2,163,814	39,619,434
Estee Lauder Companies Inc. (The) Class A	1,048,424	80,193,952

		119,813,386
PHARMACEUTICALS — 5.10%
Allergan PLC[a]	1,758,768	369,358,868
Bristol-Myers Squibb Co.	7,836,475	457,963,599
Eli Lilly & Co.	4,555,290	335,041,580
Endo International PLC[a]	871,062	14,346,391
Johnson & Johnson	12,756,697	1,469,699,061
Mallinckrodt PLC[a,c]	488,145	24,319,384
Merck & Co. Inc.	12,928,337	761,091,199
Mylan NVa	2,157,569	82,311,257
Perrigo Co. PLC	672,230	55,949,703
Pfizer Inc.	28,454,750	924,210,280
Zoetis Inc.	2,315,569	123,952,409

		4,618,243,731

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2016

Security	Shares	Value
PROFESSIONAL SERVICES — 0.27%
Dun & Bradstreet Corp. (The)	177,730	$21,562,204
Equifax Inc.	567,560	67,102,619
Nielsen Holdings PLC	1,575,422	66,088,953
Robert Half International Inc.	591,760	28,866,053
Verisk Analytics Inc. Class Aa,c	725,897	58,921,059

		242,540,888
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.05%
CBRE Group Inc. Class Aa,c	1,430,206	45,037,187

		45,037,187
ROAD & RAIL — 0.89%
CSX Corp.	4,411,991	158,522,837
JB Hunt Transport Services Inc.	403,048	39,123,869
Kansas City Southern	495,856	42,073,381
Norfolk Southern Corp.	1,368,475	147,891,093
Ryder System Inc.	250,406	18,640,223
Union Pacific Corp.	3,864,298	400,650,417

		806,901,820
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.34%
Analog Devices Inc.	1,454,910	105,655,564
Applied Materials Inc.	5,068,352	163,555,719
Broadcom Ltd.	1,863,099	329,340,010
First Solar Inc.[a,c]	362,562	11,634,615
Intel Corp.	22,221,369	805,969,054
KLA-Tencor Corp.	732,100	57,601,628
Lam Research Corp.	765,102	80,894,234
Linear Technology Corp.	1,139,072	71,021,139
Microchip Technology Inc.[c]	1,023,917	65,684,276
Micron Technology Inc.[a,c]	4,916,522	107,770,162
NVIDIA Corp.	2,527,394	269,774,036
Qorvo Inc.[a,c]	598,904	31,580,208
QUALCOMM Inc.	6,925,185	451,522,062
Skyworks Solutions Inc.	867,370	64,757,844
Texas Instruments Inc.	4,686,617	341,982,442
Xilinx Inc.	1,184,013	71,478,865

		3,030,221,858
SOFTWARE — 4.32%
Activision Blizzard Inc.	3,225,063	116,457,025
Adobe Systems Inc.[a]	2,331,511	240,029,057

Security	Shares	Value
Autodesk Inc.[a,c]	928,017	$68,682,538
CA Inc.	1,469,401	46,682,870
Citrix Systems Inc.[a]	730,766	65,264,712
Electronic Arts Inc.[a,c]	1,423,293	112,098,557
Intuit Inc.	1,143,346	131,038,885
Microsoft Corp.	36,458,917	2,265,557,102
Oracle Corp.	14,053,345	540,351,115
Red Hat Inc.[a,c]	837,860	58,398,842
salesforce.com inc.[a,c]	2,993,242	204,917,347
Symantec Corp.	2,928,194	69,954,555

		3,919,432,605
SPECIALTY RETAIL — 2.45%
Advance Auto Parts Inc.[c]	345,347	58,405,085
AutoNation Inc.[a,c]	292,482	14,229,249
AutoZone Inc.[a,c]	135,962	107,381,428
Bed Bath & Beyond Inc.	704,872	28,645,998
Best Buy Co. Inc.	1,275,771	54,437,149
CarMax Inc.[a,c]	883,249	56,872,403
Foot Locker Inc.	634,455	44,976,515
Gap Inc. (The)	1,025,272	23,007,104
Home Depot Inc. (The)	5,712,004	765,865,496
L Brands Inc.	1,126,311	74,156,316
Lowe’s Companies Inc.	4,077,178	289,968,899
O’Reilly Automotive Inc.[a,c]	442,920	123,313,357
Ross Stores Inc.	1,859,579	121,988,382
Signet Jewelers Ltd.	326,252	30,752,514
Staples Inc.	3,050,318	27,605,378
Tiffany & Co.	492,776	38,155,646
TJX Companies Inc. (The)	3,056,165	229,609,676
Tractor Supply Co.	615,033	46,625,652
Ulta Salon Cosmetics & Fragrance Inc.[a]	274,898	70,082,496
Urban Outfitters Inc.[a]	389,666	11,097,688

		2,217,176,431
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.74%
Apple Inc.	25,003,419	2,895,895,989
Hewlett Packard Enterprise Co.	7,806,682	180,646,621
HP Inc.	8,022,338	119,051,496
NetApp Inc.	1,282,062	45,218,327

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2016

Security	Shares	Value
Seagate Technology PLC	1,378,188	$52,605,436
Western Digital Corp.	1,346,958	91,525,796

		3,384,943,665
TEXTILES, APPAREL & LUXURY GOODS — 0.69%
Coach Inc.	1,332,776	46,673,816
Hanesbrands Inc.	1,771,001	38,200,492
Michael Kors Holdings Ltd.[a,c]	767,081	32,969,141
NIKE Inc. Class B	6,265,421	318,471,349
PVH Corp.	367,368	33,151,288
Ralph Lauren Corp.	263,826	23,828,764
Under Armour Inc. Class Aa,c	859,260	24,961,503
Under Armour Inc. Class Ca,c	864,462	21,758,509
VF Corp.	1,551,906	82,794,185

		622,809,047
TOBACCO — 1.66%
Altria Group Inc.	9,144,898	618,378,003
Philip Morris International Inc.	7,274,335	665,528,909
Reynolds American Inc.	3,877,642	217,303,058

		1,501,209,970
TRADING COMPANIES & DISTRIBUTORS — 0.18%
Fastenal Co.	1,355,267	63,670,444
United Rentals Inc.[a]	395,501	41,756,995
WW Grainger Inc.	256,792	59,639,942

		165,067,381
WATER UTILITIES — 0.07%
American Water Works Co. Inc.	834,652	60,395,419

		60,395,419

TOTAL COMMON STOCKS (Cost: $81,391,354,647)		90,349,833,188

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.86%

MONEY MARKET FUNDS — 0.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	633,628,753	$633,755,479
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	146,037,779	146,037,779

		779,793,258

TOTAL SHORT-TERM INVESTMENTS (Cost: $779,691,900)		779,793,258

TOTAL INVESTMENTS IN SECURITIES — 100.56% (Cost: $82,171,046,547)[g]		91,129,626,446
Other Assets, Less Liabilities — (0.56)%		(510,118,249)

NET ASSETS — 100.00%		$90,619,508,197

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $83,244,018,683. Net unrealized appreciation was $7,885,607,763, of which $11,658,507,996 represented gross unrealized appreciation on securities and $3,772,900,233 represented gross unrealized depreciation on securities.

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P 500 ETF

December 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	498,816	144,729	(73,620)	569,925	$216,879,260	$3,636,765	$5,531,367
PNC Financial Services Group Inc. (The)	1,980,082	578,494	(277,345)	2,281,231	266,812,778	3,280,788	4,171,574

					$483,692,038	$6,917,553	$9,702,941

Schedule 2 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	2,301	Mar. 2017	Chicago Mercantile	$257,534,118	$257,274,810	$(259,308)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$90,349,833,188	$—	$—	$90,349,833,188
Money market funds	779,793,258	—	—	779,793,258

Total	$91,129,626,446	$—	$—	$91,129,626,446

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(259,308)	$—	$—	$(259,308)

Total	$(259,308)	$—	$—	$(259,308)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

12

Schedule of Investments (Unaudited)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 2.14%
B/E Aerospace Inc.	2,169,040	$130,554,517
Curtiss-Wright Corp.	948,630	93,307,247
Esterline Technologies Corp.[a]	636,698	56,793,462
Huntington Ingalls Industries Inc.	989,828	182,316,419
KLX Inc.[a]	1,133,639	51,138,455
Orbital ATK Inc.	1,250,090	109,670,396
Teledyne Technologies Inc.[a,b]	751,227	92,400,921
Triumph Group Inc.	1,068,074	28,303,961

		744,485,378
AIRLINES — 0.45%
JetBlue Airways Corp.[a]	6,911,064	154,946,055

		154,946,055
AUTO COMPONENTS — 0.52%
Dana Inc.	3,100,900	58,855,082
Gentex Corp.	6,116,446	120,432,822

		179,287,904
AUTOMOBILES — 0.30%
Thor Industries Inc.	1,027,483	102,799,674

		102,799,674
BANKS — 7.30%
Associated Banc-Corp.	3,161,093	78,078,997
BancorpSouth Inc.	1,835,830	57,002,522
Bank of Hawaii Corp.	915,657	81,209,619
Bank of the Ozarks Inc.	1,939,721	102,009,927
Cathay General Bancorp.	1,583,129	60,206,396
Chemical Financial Corp.	1,517,331	82,193,820
Commerce Bancshares Inc./MO	1,862,040	107,644,533
Cullen/Frost Bankers Inc.	1,203,057	106,145,719
East West Bancorp. Inc.	3,077,534	156,431,053
First Horizon National Corp.	4,979,130	99,632,391
FNB Corp./PA	4,483,091	71,863,949
Fulton Financial Corp.	3,730,522	70,133,814
Hancock Holding Co.	1,766,545	76,138,090
International Bancshares Corp.	1,239,239	50,560,951

Security	Shares	Value
MB Financial Inc.	1,530,884	$72,303,651
PacWest Bancorp.	2,567,764	139,789,072
PrivateBancorp. Inc.	1,712,323	92,790,783
Prosperity Bancshares Inc.	1,483,349	106,474,791
Signature Bank/New York NYa,b	1,146,023	172,132,655
SVB Financial Group[a,b]	1,111,977	190,881,972
Synovus Financial Corp.	2,625,866	107,870,575
TCF Financial Corp.	3,650,558	71,514,431
Trustmark Corp.	1,443,743	51,469,438
UMB Financial Corp.	937,753	72,319,511
Umpqua Holdings Corp.	4,701,052	88,285,757
Valley National Bancorp.	5,433,787	63,249,281
Webster Financial Corp.	1,958,174	106,289,685

		2,534,623,383
BEVERAGES — 0.10%
Boston Beer Co. Inc. (The)[a,b]	195,046	33,128,563

		33,128,563
BIOTECHNOLOGY — 0.37%
United Therapeutics Corp.[a,b]	905,486	129,873,857

		129,873,857
BUILDING PRODUCTS — 0.80%
AO Smith Corp.	3,153,094	149,299,001
Lennox International Inc.	827,091	126,685,528

		275,984,529
CAPITAL MARKETS — 3.62%
CBOE Holdings Inc.	1,735,274	128,219,396
Eaton Vance Corp. NVS	2,436,741	102,050,713
FactSet Research Systems Inc.	852,531	139,329,141
Federated Investors Inc. Class B	1,824,753	51,604,015
Janus Capital Group Inc.	3,080,359	40,876,364
Legg Mason Inc.	1,931,884	57,782,650
MarketAxess Holdings Inc.	802,267	117,869,068
MSCI Inc.	2,009,370	158,298,169
Raymond James Financial Inc.	2,697,386	186,847,928
SEI Investments Co.	2,869,150	141,621,244
Stifel Financial Corp.[a,b]	1,426,444	71,250,878
Waddell & Reed Financial Inc. Class A	1,744,870	34,042,414

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2016

Security	Shares	Value
WisdomTree Investments Inc.[b]	2,440,454	$27,186,657

		1,256,978,637
CHEMICALS — 2.83%
Ashland Global Holdings Inc.	1,327,292	145,059,743
Cabot Corp.	1,339,110	67,678,619
Minerals Technologies Inc.	752,563	58,135,492
NewMarket Corp.	197,301	83,624,056
Olin Corp.	3,528,249	90,358,457
PolyOne Corp.	1,804,833	57,826,849
RPM International Inc.	2,847,335	153,272,043
Scotts Miracle-Gro Co. (The) Class A	954,903	91,240,982
Sensient Technologies Corp.	955,367	75,072,739
Valspar Corp. (The)	1,558,502	161,476,392

		983,745,372
COMMERCIAL SERVICES & SUPPLIES — 1.36%
Clean Harbors Inc.[a,b]	1,123,817	62,540,416
Copart Inc.[a,b]	2,188,775	121,280,023
Deluxe Corp.	1,037,434	74,290,649
Herman Miller Inc.	1,297,721	44,382,058
HNI Corp.	962,042	53,797,389
MSA Safety Inc.	675,248	46,814,944
Rollins Inc.	2,062,189	69,660,744

		472,766,223
COMMUNICATIONS EQUIPMENT — 1.57%
ARRIS International PLC[a,b]	4,070,551	122,645,702
Brocade Communications Systems Inc.	8,588,797	107,274,074
Ciena Corp.[a,b]	2,998,099	73,183,597
InterDigital Inc./PA	731,876	66,856,873
NetScout Systems Inc.[a,b]	1,973,910	62,178,165
Plantronics Inc.	720,780	39,469,913
ViaSat Inc.[a,b]	1,106,388	73,265,013

		544,873,337
CONSTRUCTION & ENGINEERING — 1.24%
AECOM[a,b]	3,286,493	119,496,885
Dycom Industries Inc.[a,b]	679,968	54,594,631
EMCOR Group Inc.	1,294,676	91,611,274
Granite Construction Inc.	845,477	46,501,235
KBR Inc.	3,082,087	51,440,032

Security	Shares	Value
Valmont Industries Inc.	483,571	$68,135,154

		431,779,211
CONSTRUCTION MATERIALS — 0.29%
Eagle Materials Inc.	1,029,404	101,427,176

		101,427,176
CONSUMER FINANCE — 0.29%
SLM Corp.[a,b]	9,142,721	100,752,785

		100,752,785
CONTAINERS & PACKAGING — 1.75%
AptarGroup Inc.	1,346,175	98,876,554
Bemis Co. Inc.	2,000,546	95,666,110
Greif Inc. Class A	556,110	28,534,004
Owens-Illinois Inc.[a,b]	3,489,295	60,748,626
Packaging Corp. of America	1,993,586	169,095,964
Silgan Holdings Inc.	807,836	41,345,046
Sonoco Products Co.	2,143,708	112,973,412

		607,239,716
DISTRIBUTORS — 0.27%
Pool Corp.	882,510	92,081,093

		92,081,093
DIVERSIFIED CONSUMER SERVICES — 0.70%
DeVry Education Group Inc.[b]	1,226,434	38,264,741
Graham Holdings Co. Class B	100,031	51,210,870
Service Corp. International/U.S.	4,066,567	115,490,503
Sotheby’sb	991,519	39,521,947

		244,488,061
ELECTRIC UTILITIES — 1.90%
Great Plains Energy Inc.	4,596,137	125,704,347
Hawaiian Electric Industries Inc.	2,333,021	77,153,004
IDACORP Inc.	1,075,993	86,671,236
OGE Energy Corp.	4,263,270	142,606,382
PNM Resources Inc.	1,700,487	58,326,704
Westar Energy Inc.	3,026,857	170,563,392

		661,025,065
ELECTRICAL EQUIPMENT — 0.77%
EnerSys	927,160	72,411,196

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2016

Security	Shares	Value
Hubbell Inc.	1,099,043	$128,258,318
Regal Beloit Corp.	955,603	66,175,508

		266,845,022
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.08%
Arrow Electronics Inc.[a,b]	1,912,475	136,359,468
Avnet Inc.	2,724,668	129,721,444
Belden Inc.	899,692	67,269,971
Cognex Corp.	1,828,811	116,348,956
IPG Photonics Corp.[a,b]	793,621	78,338,329
Jabil Circuit Inc.	3,961,803	93,775,877
Keysight Technologies Inc.[a]	3,627,834	132,669,889
Knowles Corp.[a,b]	1,912,122	31,951,559
Littelfuse Inc.	484,960	73,602,379
National Instruments Corp.	2,275,626	70,134,793
SYNNEX Corp.	619,917	75,022,355
Tech Data Corp.[a,b]	751,908	63,671,569
Trimble Inc.[a,b]	5,349,485	161,286,973
VeriFone Systems Inc.[a,b]	2,388,102	42,341,048
Vishay Intertechnology Inc.[b]	2,870,836	46,507,543
Zebra Technologies Corp. Class Aa,b	1,126,966	96,648,604

		1,415,650,757
ENERGY EQUIPMENT & SERVICES — 1.61%
Diamond Offshore Drilling Inc.[b]	1,400,537	24,789,505
Dril-Quip Inc.[a,b]	807,893	48,513,975
Ensco PLC Class A	6,517,287	63,348,030
Nabors Industries Ltd.	6,050,663	99,230,873
Noble Corp. PLC[b]	5,241,232	31,028,093
Oceaneering International Inc.	2,093,533	59,058,566
Oil States International Inc.[a,b]	1,104,969	43,093,791
Patterson-UTI Energy Inc.	3,182,407	85,670,397
Rowan Companies PLC Class A	2,696,406	50,935,109
Superior Energy Services Inc.[b]	3,239,398	54,681,038

		560,349,377
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.01%
Alexandria Real Estate Equities Inc.[b]	1,695,338	188,402,912

Security	Shares	Value
American Campus Communities Inc.[b]	2,820,091	$140,355,929
Camden Property Trust[b]	1,867,529	157,003,163
Care Capital Properties Inc.[b]	1,805,650	45,141,250
Communications Sales & Leasing Inc.[a,b]	3,015,683	76,628,505
CoreCivic Inc.[b]	2,509,545	61,383,471
Corporate Office Properties Trust[b]	2,023,026	63,158,872
Cousins Properties Inc.[b]	7,371,211	62,729,006
DCT Industrial Trust Inc.[b]	1,957,140	93,707,863
Douglas Emmett Inc.[b]	3,073,067	112,351,330
Duke Realty Corp.[b]	7,571,987	201,111,975
Education Realty Trust Inc.[b]	1,559,429	65,963,847
EPR Properties[b]	1,367,400	98,138,298
Equity One Inc.	1,999,910	61,377,238
First Industrial Realty Trust Inc.[b]	2,495,996	70,012,688
Healthcare Realty Trust Inc.[b]	2,473,814	75,006,040
Highwoods Properties Inc.	2,151,471	109,746,536
Hospitality Properties Trust	3,235,210	102,685,565
Kilroy Realty Corp.[b]	1,968,492	144,132,984
Lamar Advertising Co. Class Ab	1,765,751	118,729,097
LaSalle Hotel Properties[b]	2,414,217	73,561,192
Liberty Property Trust[b]	3,145,185	124,234,807
Life Storage Inc.	990,559	84,455,060
Mack-Cali Realty Corp.[b]	1,914,701	55,564,623
Medical Properties Trust Inc.[b]	6,836,724	84,091,705
National Retail Properties Inc.[b]	3,140,806	138,823,625
Omega Healthcare Investors Inc.[b]	4,165,920	130,226,659
Potlatch Corp.[b]	876,252	36,495,896
Quality Care Properties Inc.[a]	2,021,573	31,334,382
Rayonier Inc.[b]	2,637,400	70,154,840
Regency Centers Corp.[b]	2,230,712	153,807,592
Senior Housing Properties Trust	4,670,108	88,405,144
Tanger Factory Outlet Centers Inc.[b]	2,050,895	73,381,023
Taubman Centers Inc.	1,297,889	95,952,934

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2016

Security	Shares	Value
Urban Edge Properties[b]	1,965,616	$54,074,096
Washington Prime Group Inc.[b]	3,988,785	41,523,252
Weingarten Realty Investors	2,515,250	90,020,798

		3,473,874,197
FOOD & STAPLES RETAILING — 0.59%
Casey’s General Stores Inc.	841,468	100,033,716
Sprouts Farmers Market Inc.[a,b]	2,875,734	54,408,887
United Natural Foods Inc.[a,b]	1,090,416	52,034,652

		206,477,255
FOOD PRODUCTS — 3.07%
Dean Foods Co.	1,931,957	42,078,024
Flowers Foods Inc.	3,927,961	78,441,381
Hain Celestial Group Inc. (The)[a,b]	2,208,436	86,195,257
Ingredion Inc.	1,545,636	193,142,675
Lamb Weston Holdings Inc.[a]	2,974,746	112,594,136
Lancaster Colony Corp.	415,674	58,772,147
Post Holdings Inc.[a,b]	1,385,046	111,343,848
Snyder’s-Lance Inc.	1,827,048	70,049,020
Tootsie Roll Industries Inc.[b]	377,916	15,022,161
TreeHouse Foods Inc.[a,b]	1,211,096	87,429,020
WhiteWave Foods Co. (The)[a,b]	3,783,488	210,361,933

		1,065,429,602
GAS UTILITIES — 2.12%
Atmos Energy Corp.	2,219,452	164,572,366
National Fuel Gas Co.	1,818,048	102,974,239
New Jersey Resources Corp.	1,838,166	65,254,893
ONE Gas Inc.	1,115,346	71,337,530
Southwest Gas Corp.	1,013,652	77,666,016
UGI Corp.	3,692,876	170,167,726
WGL Holdings Inc.	1,100,120	83,917,154

		735,889,924
HEALTH CARE EQUIPMENT & SUPPLIES — 3.84%
ABIOMED Inc.[a,b]	861,278	97,048,805
Align Technology Inc.[a,b]	1,599,135	153,724,848
Globus Medical Inc. Class Aa,b	1,554,223	38,560,273
Halyard Health Inc.[a]	1,004,748	37,155,581
Hill-Rom Holdings Inc.	1,285,225	72,152,531

Security	Shares	Value
IDEXX Laboratories Inc.[a,b]	1,914,021	$224,457,243
LivaNova PLC[a,b]	940,985	42,316,095
NuVasive Inc.[a,b]	1,083,102	72,957,751
ResMed Inc.[b]	3,009,357	186,730,602
STERIS PLC	1,818,832	122,571,088
Teleflex Inc.	940,443	151,552,389
West Pharmaceutical Services Inc.	1,562,342	132,533,472

		1,331,760,678
HEALTH CARE PROVIDERS & SERVICES — 1.82%
HealthSouth Corp.	1,932,259	79,686,361
LifePoint Health Inc.[a,b]	863,411	49,041,745
MEDNAX Inc.[a,b]	1,977,390	131,812,817
Molina Healthcare Inc.[a,b]	909,793	49,365,368
Owens & Minor Inc.[b]	1,325,958	46,793,058
Tenet Healthcare Corp.[a,b]	1,728,478	25,650,613
VCA Inc.[a]	1,732,149	118,912,029
WellCare Health Plans Inc.[a]	945,507	129,610,100

		630,872,091
HEALTH CARE TECHNOLOGY — 0.12%
Allscripts Healthcare Solutions Inc.[a,b]	3,969,847	40,532,138

		40,532,138
HOTELS, RESTAURANTS & LEISURE — 2.68%
Brinker International Inc.	1,072,688	53,130,237
Buffalo Wild Wings Inc.[a,b]	381,815	58,952,236
Cheesecake Factory Inc. (The)[b]	949,790	56,873,425
Churchill Downs Inc.	269,990	40,619,996
Cracker Barrel Old Country Store Inc.[b]	516,347	86,219,622
Domino’s Pizza Inc.	1,026,406	163,444,892
Dunkin’ Brands Group Inc.	1,970,071	103,310,523
International Speedway Corp. Class A	547,018	20,130,262
Jack in the Box Inc.	694,552	77,539,785
Panera Bread Co. Class Aa,b	466,096	95,591,629
Papa John’s International Inc.	567,018	48,525,400
Texas Roadhouse Inc.	1,383,456	66,737,917
Wendy’s Co. (The)	4,316,931	58,364,907

		929,440,831

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2016

Security	Shares	Value
HOUSEHOLD DURABLES — 1.51%
CalAtlantic Group Inc.	1,571,367	$53,442,192
Helen of Troy Ltd.[a]	602,375	50,870,569
KB Home[b]	1,805,977	28,552,496
NVR Inc.[a,b]	75,247	125,587,243
Tempur Sealy International Inc.[a,b]	1,083,905	74,009,033
Toll Brothers Inc.[a,b]	3,185,881	98,762,311
TRI Pointe Group Inc.[a,b]	3,147,761	36,136,296
Tupperware Brands Corp.	1,091,674	57,443,886

		524,804,026
HOUSEHOLD PRODUCTS — 0.17%
Energizer Holdings Inc.	1,329,624	59,314,527

		59,314,527
INDUSTRIAL CONGLOMERATES — 0.44%
Carlisle Companies Inc.	1,376,952	151,864,036

		151,864,036
INSURANCE — 5.01%
Alleghany Corp.[a]	299,981	182,424,446
American Financial Group Inc./OH	1,557,367	137,235,180
Aspen Insurance Holdings Ltd.	1,197,988	65,889,340
Brown & Brown Inc.	2,454,425	110,105,505
CNO Financial Group Inc.	3,474,916	66,544,641
Endurance Specialty Holdings Ltd.	1,371,050	126,685,020
Everest Re Group Ltd.	830,514	179,723,230
First American Financial Corp.	2,347,174	85,976,984
Genworth Financial Inc. Class Aa	10,042,605	38,262,325
Hanover Insurance Group Inc. (The)	912,426	83,039,890
Kemper Corp.	1,042,256	46,171,941
Mercury General Corp.	574,555	34,593,956
Old Republic International Corp.	5,234,908	99,463,252
Primerica Inc.[b]	931,366	64,403,959
Reinsurance Group of America Inc.	1,357,766	170,847,696

Security	Shares	Value
RenaissanceRe Holdings Ltd.	798,839	$108,817,849
WR Berkley Corp.	2,072,857	137,865,719

		1,738,050,933
INTERNET & DIRECT MARKETING RETAIL — 0.07%
HSN Inc.	688,236	23,606,495

		23,606,495
INTERNET SOFTWARE & SERVICES — 0.44%
comScore Inc.[a,b]	976,606	30,841,218
j2 Global Inc.	1,024,966	83,842,219
WebMD Health Corp.[a,b]	789,511	39,136,060

		153,819,497
IT SERVICES — 3.87%
Acxiom Corp.[a,b]	1,677,783	44,964,584
Broadridge Financial Solutions Inc.	2,542,074	168,539,506
Computer Sciences Corp.	3,006,126	178,624,007
Convergys Corp.	2,045,484	50,237,087
CoreLogic Inc./U.S.[a,b]	1,858,841	68,461,114
DST Systems Inc.	688,266	73,747,702
Gartner Inc.[a,b]	1,763,557	178,242,706
Jack Henry & Associates Inc.	1,667,330	148,025,557
Leidos Holdings Inc.	3,049,479	155,950,356
MAXIMUS Inc.	1,392,561	77,690,978
NeuStar Inc. Class Aa,b	805,074	26,889,472
Science Applications International Corp.	956,937	81,148,258
WEX Inc.[a,b]	821,091	91,633,756

		1,344,155,083
LEISURE PRODUCTS — 0.74%
Brunswick Corp./DE	1,925,833	105,034,932
Polaris Industries Inc.[b]	1,279,328	105,403,834
Vista Outdoor Inc.[a,b]	1,267,533	46,771,967

		257,210,733
LIFE SCIENCES TOOLS & SERVICES — 0.91%
Bio-Rad Laboratories Inc. Class Aa,b	445,867	81,272,637
Bio-Techne Corp.	796,505	81,904,609
Charles River Laboratories International Inc.[a,b]	1,010,401	76,982,452

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2016

Security	Shares	Value
PAREXEL International Corp.[a,b]	1,145,931	$75,310,585

		315,470,283
MACHINERY — 4.96%
AGCO Corp.	1,448,142	83,789,496
CLARCOR Inc.	1,037,836	85,590,335
Crane Co.	1,071,408	77,269,945
Donaldson Co. Inc.	2,819,147	118,629,706
Graco Inc.	1,188,745	98,772,822
IDEX Corp.	1,627,627	146,584,088
ITT Inc.	1,897,390	73,182,332
Joy Global Inc.	2,095,620	58,677,360
Kennametal Inc.	1,722,732	53,852,602
Lincoln Electric Holdings Inc.	1,332,746	102,181,636
Nordson Corp.	1,135,463	127,228,629
Oshkosh Corp.	1,589,694	102,710,129
Terex Corp.	2,278,798	71,850,501
Timken Co. (The)	1,502,073	59,632,298
Toro Co. (The)	2,333,624	130,566,263
Trinity Industries Inc.	3,250,414	90,231,493
Wabtec Corp./DEb	1,901,543	157,866,100
Woodward Inc.	1,192,264	82,325,829

		1,720,941,564
MARINE — 0.22%
Kirby Corp.[a,b]	1,149,721	76,456,446

		76,456,446
MEDIA — 1.33%
AMC Networks Inc. Class Aa,b	1,268,765	66,407,160
Cable One Inc.	100,745	62,636,189
Cinemark Holdings Inc.	2,257,408	86,594,171
John Wiley & Sons Inc. Class A	967,712	52,740,304
Live Nation Entertainment Inc.[a,b]	2,845,310	75,685,246
Meredith Corp.[b]	770,811	45,593,471
New York Times Co. (The) Class A	2,633,324	35,023,209
Time Inc.	2,131,405	38,045,579

		462,725,329
METALS & MINING — 2.15%
Allegheny Technologies Inc.[b]	2,345,262	37,360,024

Security	Shares	Value
Carpenter Technology Corp.	1,003,807	$36,307,699
Commercial Metals Co.	2,483,121	54,082,375
Compass Minerals International Inc.[b]	721,305	56,514,247
Reliance Steel & Aluminum Co.	1,549,101	123,215,493
Royal Gold Inc.	1,394,378	88,333,846
Steel Dynamics Inc.	5,205,080	185,196,746
U.S. Steel Corp.	3,681,668	121,531,861
Worthington Industries Inc.	939,699	44,579,321

		747,121,612
MULTI-UTILITIES — 0.98%
Black Hills Corp.	1,143,649	70,151,430
MDU Resources Group Inc.	4,169,374	119,952,890
NorthWestern Corp.	1,043,284	59,331,561
Vectren Corp.	1,769,077	92,257,365

		341,693,246
MULTILINE RETAIL — 0.30%
Big Lots Inc.[b]	960,377	48,220,529
JC Penney Co. Inc.[a,b]	6,639,471	55,174,004

		103,394,533
OIL, GAS & CONSUMABLE FUELS — 2.36%
CONSOL Energy Inc.[b]	3,771,568	68,755,685
Denbury Resources Inc.[a]	8,584,059	31,589,337
Energen Corp.	2,072,336	119,511,617
Gulfport Energy Corp.[a]	3,295,005	71,303,908
HollyFrontier Corp.	3,753,129	122,952,506
QEP Resources Inc.	5,114,172	94,151,907
SM Energy Co.	2,057,315	70,936,221
Western Refining Inc.	1,689,796	63,958,779
World Fuel Services Corp.	1,504,239	69,059,612
WPX Energy Inc.[a,b]	7,353,645	107,142,608

		819,362,180
PAPER & FOREST PRODUCTS — 0.31%
Domtar Corp.	1,316,724	51,391,738
Louisiana-Pacific Corp.[a]	3,036,265	57,476,496

		108,868,234
PERSONAL PRODUCTS — 0.40%
Avon Products Inc.	9,456,935	47,662,952
Edgewell Personal Care Co.[a]	1,236,308	90,238,121

		137,901,073

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2016

Security	Shares	Value
PHARMACEUTICALS — 0.49%
Akorn Inc.[a,b]	1,880,333	$41,047,669
Catalent Inc.[a,b]	2,663,155	71,798,659
Prestige Brands Holdings Inc.[a,b]	1,130,049	58,875,553

		171,721,881
PROFESSIONAL SERVICES — 0.61%
CEB Inc.	698,869	42,351,461
FTI Consulting Inc.[a,b]	915,558	41,273,355
ManpowerGroup Inc.	1,431,581	127,224,604

		210,849,420
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.41%
Alexander & Baldwin Inc.	983,712	44,139,157
Jones Lang LaSalle Inc.	965,115	97,515,220

		141,654,377
ROAD & RAIL — 1.12%
Avis Budget Group Inc.[a,b]	1,876,300	68,822,684
Genesee & Wyoming Inc. Class Aa,b	1,308,268	90,806,882
Landstar System Inc.	897,414	76,549,414
Old Dominion Freight Line Inc.[a,b]	1,478,341	126,826,874
Werner Enterprises Inc.	964,561	25,994,919

		389,000,773
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.88%
Advanced Micro Devices Inc.[a,b]	16,225,180	183,993,541
Cirrus Logic Inc.[a,b]	1,368,311	77,364,304
Cree Inc.[a,b]	2,142,802	56,548,545
Cypress Semiconductor Corp.	6,856,661	78,440,202
Integrated Device Technology Inc.[a,b]	2,883,748	67,941,103
Intersil Corp. Class A	2,940,732	65,578,324
Microsemi Corp.[a,b]	2,447,542	132,093,842
Monolithic Power Systems Inc.	803,956	65,868,115
Silicon Laboratories Inc.[a]	898,747	58,418,555
Synaptics Inc.[a,b]	755,299	40,468,920
Teradyne Inc.	4,295,707	109,110,958

Security	Shares	Value
Versum Materials Inc.[a]	2,337,147	$65,603,716

		1,001,430,125
SOFTWARE — 4.23%
ACI Worldwide Inc.[a,b]	2,538,368	46,071,379
ANSYS Inc.[a,b]	1,847,254	170,852,522
Cadence Design Systems Inc.[a,b]	6,120,821	154,367,106
CDK Global Inc.	3,191,568	190,504,694
CommVault Systems Inc.[a]	907,694	46,655,472
Fair Isaac Corp.[b]	665,056	79,287,976
Fortinet Inc.[a]	3,139,981	94,576,228
Manhattan Associates Inc.[a,b]	1,529,095	81,087,908
Mentor Graphics Corp.	2,355,104	86,879,787
PTC Inc.[a]	2,467,934	114,191,306
Synopsys Inc.[a]	3,230,784	190,163,946
Tyler Technologies Inc.[a]	711,539	101,586,423
Ultimate Software Group Inc. (The)[a,b]	619,080	112,889,238

		1,469,113,985
SPECIALTY RETAIL — 2.10%
Aaron’s Inc.	1,370,286	43,835,449
American Eagle Outfitters Inc.[b]	3,690,118	55,979,090
Cabela’s Inc.[a]	1,096,448	64,197,030
Chico’s FAS Inc.	2,785,613	40,084,971
CST Brands Inc.	1,615,890	77,805,103
Dick’s Sporting Goods Inc.	1,888,937	100,302,555
GameStop Corp. Class A	2,194,332	55,428,826
Murphy USA Inc.[a,b]	781,793	48,056,816
Office Depot Inc.	11,383,578	51,453,773
RHa	833,988	25,603,432
Sally Beauty Holdings Inc.[a,b]	3,099,559	81,890,349
Williams-Sonoma Inc.	1,738,712	84,136,274

		728,773,668
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.51%
3D Systems Corp.[a,b]	2,297,509	30,533,895
Diebold Nixdorf Inc.	1,617,368	40,676,805
NCR Corp.[a,b]	2,649,298	107,455,527
		178,666,227

TEXTILES, APPAREL & LUXURY GOODS — 0.79%
Carter’s Inc.	1,053,980	91,053,332

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2016

Security	Shares	Value
Deckers Outdoor Corp.[a,b]	695,206	$38,507,460
Fossil Group Inc.[a,b]	902,879	23,348,451
Kate Spade & Co.[a]	2,777,513	51,856,168
Skechers U.S.A. Inc. Class Aa,b	2,846,394	69,964,365

		274,729,776
THRIFTS & MORTGAGE FINANCE — 0.67%
New York Community Bancorp. Inc.	10,397,702	165,427,439
Washington Federal Inc.	1,917,406	65,862,896

		231,290,335
TRADING COMPANIES & DISTRIBUTORS — 0.78%
GATX Corp.[b]	859,677	52,938,910
MSC Industrial Direct Co. Inc. Class A	959,128	88,613,836
NOW Inc.[a,b]	2,294,399	46,966,347
Watsco Inc.	550,724	81,573,239

		270,092,332
WATER UTILITIES — 0.33%
Aqua America Inc.	3,786,276	113,739,731

		113,739,731
WIRELESS TELECOMMUNICATION SERVICES — 0.17%
Telephone & Data Systems Inc.	2,010,863	58,053,615

		58,053,615
TOTAL COMMON STOCKS (Cost: $30,775,068,377)		34,635,283,966

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.55%

MONEY MARKET FUNDS — 4.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	1,546,597,280	$1,546,906,599
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	33,164,636	33,164,636

		1,580,071,235

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,579,774,026)		1,580,071,235

TOTAL INVESTMENTS IN SECURITIES — 104.32% (Cost: $32,354,842,403)[f]		36,215,355,201
Other Assets, Less Liabilities — (4.32)%		(1,500,024,576)

NET ASSETS — 100.00%		$34,715,330,625

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $32,855,808,531. Net unrealized appreciation was $3,359,546,670, of which $5,385,737,149 represented gross unrealized appreciation on securities and $2,026,190,479 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	398	Mar. 2017	Chicago Mercantile	$66,583,835	$66,032,180	$(551,655)

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P MID-CAP ETF

December 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$34,635,283,966	$—	$—	$34,635,283,966
Money market funds	1,580,071,235	—	—	1,580,071,235

Total	$36,215,355,201	$—	$—	$36,215,355,201

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(551,655)	$—	$—	$(551,655)

Total	$(551,655)	$—	$—	$(551,655)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

21

Schedule of Investments (Unaudited)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 1.36%
AAR Corp.	1,172,213	$38,741,640
Aerojet Rocketdyne Holdings Inc.[a,b]	2,571,122	46,151,640
Aerovironment Inc.[a,b]	754,681	20,248,091
Cubic Corp.	919,092	44,070,461
Engility Holdings Inc.[a]	653,841	22,034,442
Mercury Systems Inc.[a,b]	1,493,821	45,143,271
Moog Inc. Class Aa	1,172,440	77,005,859
National Presto Industries Inc.	182,688	19,438,003
TASER International Inc.[a,b]	1,904,907	46,174,946

		359,008,353
AIR FREIGHT & LOGISTICS — 0.68%
Atlas Air Worldwide Holdings Inc.[a,b]	918,209	47,884,599
Echo Global Logistics Inc.[a,b]	1,023,835	25,647,067
Forward Air Corp.	1,113,300	52,748,154
Hub Group Inc. Class Aa,b	1,216,105	53,204,594

		179,484,414
AIRLINES — 0.98%
Allegiant Travel Co.	479,312	79,757,517
Hawaiian Holdings Inc.[a]	1,956,751	111,534,807
SkyWest Inc.	1,885,855	68,739,415

		260,031,739
AUTO COMPONENTS — 1.71%
American Axle & Manufacturing Holdings Inc.[a,b]	2,797,431	53,990,418
Cooper-Standard Holding Inc.[a,b]	643,903	66,566,692
Dorman Products Inc.[a,b]	1,104,688	80,708,505
Fox Factory Holding Corp.[a,b]	1,052,302	29,201,381
Gentherm Inc.[a,b]	1,338,509	45,308,530
LCI Industries	900,658	97,045,899
Motorcar Parts of America Inc.[a,b]	703,412	18,935,851

Security	Shares	Value
Standard Motor Products Inc.	738,702	$39,313,720
Superior Industries International Inc.	843,250	22,219,638

		453,290,634
AUTOMOBILES — 0.12%
Winnebago Industries Inc.	968,762	30,661,317

		30,661,317
BANKS — 10.81%
Ameris Bancorp.	1,274,587	55,571,993
Banc of California Inc.[b]	1,804,553	31,308,995
Banner Corp.	973,341	54,322,161
Boston Private Financial Holdings Inc.	3,056,077	50,578,074
Brookline Bancorp. Inc.	2,569,646	42,142,194
Cardinal Financial Corp.	1,196,596	39,236,383
Central Pacific Financial Corp.	1,124,556	35,333,550
City Holding Co.[b]	549,905	37,173,578
Columbia Banking System Inc.	2,126,378	95,006,569
Community Bank System Inc.	1,616,819	99,903,246
Customers Bancorp. Inc.[a,b]	1,027,195	36,794,125
CVB Financial Corp.	3,668,035	84,108,043
Fidelity Southern Corp.	776,090	18,370,050
First BanCorp./Puerto Rico[a]	4,941,609	32,664,036
First Commonwealth Financial Corp.	3,242,142	45,973,574
First Financial Bancorp.	2,259,801	64,291,338
First Financial Bankshares Inc.[b]	2,406,687	108,782,252
First Midwest Bancorp. Inc./IL	2,966,270	74,838,992
First NBC Bank Holding Co.[a,b]	657,764	4,801,677
Glacier Bancorp. Inc.	2,791,169	101,124,053
Great Western Bancorp. Inc.	2,141,557	93,350,470
Hanmi Financial Corp.	1,181,077	41,219,587

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2016

Security	Shares	Value
Home BancShares Inc./AR	4,502,299	$125,028,843
Hope Bancorp Inc.	4,636,592	101,494,999
Independent Bank Corp./Rockland MA	984,851	69,382,753
LegacyTexas Financial Group Inc.	1,519,584	65,433,287
National Bank Holdings Corp. Class A	945,917	30,165,293
NBT Bancorp. Inc.	1,572,359	65,850,395
OFG Bancorp.	1,639,093	21,472,118
Old National Bancorp./IN	4,945,360	89,758,284
Opus Bank	662,090	19,895,805
Pinnacle Financial Partners Inc.	1,588,798	110,103,701
S&T Bancorp. Inc.	1,283,250	50,098,080
ServisFirst Bancshares Inc.[b]	1,609,860	60,273,158
Simmons First National Corp. Class A	1,083,540	67,342,011
Southside Bancshares Inc.	956,100	36,016,287
Sterling Bancorp./DE	4,770,860	111,638,124
Texas Capital Bancshares Inc.[a,b]	1,789,850	140,324,240
Tompkins Financial Corp.	448,278	42,380,202
United Bankshares Inc./WVb	2,941,842	136,060,193
United Community Banks Inc./GA	2,600,180	77,017,332
Westamerica Bancorp.[b]	936,285	58,920,415
Wintrust Financial Corp.	1,888,267	137,031,536

		2,862,581,996
BIOTECHNOLOGY — 1.31%
Acorda Therapeutics Inc.[a,b]	1,704,798	32,050,202
AMAG Pharmaceuticals Inc.[a,b]	1,262,980	43,951,704
Eagle Pharmaceuticals Inc./DEa,b	288,628	22,899,746
Emergent BioSolutions Inc.[a,b]	1,270,590	41,726,176

Security	Shares	Value
Enanta Pharmaceuticals Inc.[a,b]	524,194	$17,560,499
Ligand Pharmaceuticals Inc.[a,b]	692,884	70,403,943
MiMedx Group Inc.[a,b]	3,685,058	32,649,614
Momenta Pharmaceuticals Inc.[a,b]	2,331,440	35,088,172
Repligen Corp.[a,b]	1,245,000	38,370,900
Spectrum Pharmaceuticals Inc.[a,b]	2,601,458	11,524,459

		346,225,415
BUILDING PRODUCTS — 2.03%
AAON Inc.	1,439,741	47,583,440
American Woodmark Corp.[a]	512,603	38,573,376
Apogee Enterprises Inc.	1,063,941	56,984,680
Gibraltar Industries Inc.[a,b]	1,146,826	47,765,303
Griffon Corp.[b]	1,083,051	28,375,936
Insteel Industries Inc.	637,668	22,726,488
Patrick Industries Inc.[a,b]	530,718	40,493,783
PGT Innovations Inc.[a,b]	1,821,323	20,854,148
Quanex Building Products Corp.	1,272,085	25,823,326
Simpson Manufacturing Co. Inc.	1,474,106	64,492,137
Trex Co. Inc.[a,b]	1,070,848	68,962,611
Universal Forest Products Inc.	741,566	75,773,214

		538,408,442
CAPITAL MARKETS — 1.57%
Calamos Asset Management Inc. Class A	551,556	4,715,804
Donnelley Financial Solutions Inc.[a,b]	959,144	22,041,129
Evercore Partners Inc. Class A	1,419,508	97,520,199
Financial Engines Inc.	1,939,652	71,282,211
Greenhill & Co. Inc.	995,084	27,563,827
Interactive Brokers Group Inc. Class A	2,479,611	90,530,598
INTL. FCStone Inc.[a,b]	552,000	21,859,200

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2016

Security	Shares	Value
Investment Technology Group Inc.	918,804	$18,137,191
Piper Jaffray Companies[a,b]	522,570	37,886,325
Virtus Investment Partners Inc.	203,826	24,061,659

		415,598,143
CHEMICALS — 3.44%
A Schulman Inc.[b]	1,077,199	36,032,306
AdvanSix Inc.[a]	1,110,548	24,587,533
American Vanguard Corp.	944,620	18,089,473
Balchem Corp.	1,156,967	97,092,671
Calgon Carbon Corp.	1,853,429	31,508,293
Chemours Co. (The)	6,647,358	146,840,138
Flotek Industries Inc.[a,b]	1,983,580	18,625,816
FutureFuel Corp.	840,020	11,676,278
Hawkins Inc.	349,467	18,853,745
HB Fuller Co.	1,834,333	88,616,627
Ingevity Corp.[a,b]	1,541,630	84,573,822
Innophos Holdings Inc.	712,662	37,243,716
Innospec Inc.	874,754	59,920,649
Koppers Holdings Inc.[a]	756,511	30,487,393
Kraton Corp.[a,b]	1,141,622	32,513,395
LSB Industries Inc.[a,b]	798,096	6,719,968
Quaker Chemical Corp.	483,690	61,883,299
Rayonier Advanced Materials Inc.	1,597,211	24,692,882
Stepan Co.	712,031	58,016,286
Tredegar Corp.	923,539	22,164,936

		910,139,226
COMMERCIAL SERVICES & SUPPLIES — 3.76%
ABM Industries Inc.	2,039,999	83,313,559
Brady Corp. Class A	1,726,923	64,845,959
Brink’s Co. (The)	1,644,258	67,825,642
Essendant Inc.	1,348,412	28,181,811
G&K Services Inc. Class A	718,489	69,298,264
Healthcare Services Group Inc.	2,647,510	103,702,967
Interface Inc.	2,391,044	44,353,866
LSC Communications Inc.	988,295	29,332,596
Matthews International Corp. Class A	1,175,620	90,346,397
Mobile Mini Inc.	1,637,612	49,537,763

Security	Shares	Value
Multi-Color Corp.	487,308	$37,815,101
RR Donnelley & Sons Co.	2,545,916	41,549,349
Team Inc.[a,b]	1,079,562	42,372,809
Tetra Tech Inc.	2,091,396	90,243,737
U.S. Ecology Inc.	798,241	39,233,545
UniFirst Corp./MA	564,413	81,077,927
Viad Corp.	740,895	32,673,470

		995,704,762
COMMUNICATIONS EQUIPMENT — 1.37%
ADTRAN Inc.	1,781,351	39,813,195
Bel Fuse Inc. Class B	314,606	9,721,325
Black Box Corp.	555,426	8,470,247
CalAmp Corp.[a,b]	1,325,168	19,214,936
Comtech Telecommunications Corp.	861,854	10,212,970
Digi International Inc.[a]	939,090	12,912,487
Harmonic Inc.[a,b]	2,869,900	14,349,500
Ixia[a,b]	2,308,581	37,168,154
Lumentum Holdings Inc.[a,b]	1,996,075	77,148,299
NETGEAR Inc.[a,b]	1,208,609	65,687,899
Viavi Solutions Inc.[a]	8,393,646	68,660,024

		363,359,036
CONSTRUCTION & ENGINEERING — 0.41%
Aegion Corp.[a]	1,259,788	29,856,976
Comfort Systems USA Inc.	1,356,911	45,185,136
MYR Group Inc.[a]	593,118	22,348,686
Orion Group Holdings Inc.[a]	1,027,726	10,225,874

		107,616,672
CONSTRUCTION MATERIALS — 0.37%
Headwaters Inc.[a,b]	2,704,789	63,616,637
U.S. Concrete Inc.[a,b]	525,997	34,452,804

		98,069,441
CONSUMER FINANCE — 0.96%
Encore Capital Group Inc.[a,b]	762,880	21,856,512
Enova International Inc.[a,b]	873,017	10,956,363
Ezcorp Inc. Class Aa,b	1,800,617	19,176,571

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2016

Security	Shares	Value
FirstCash Inc.	1,776,913	$83,514,911
Green Dot Corp. Class Aa	1,609,202	37,896,707
PRA Group Inc.[a,b]	1,690,430	66,095,813
World Acceptance Corp.[a,b]	219,003	14,077,513

		253,574,390
CONTAINERS & PACKAGING — 0.04%
Myers Industries Inc.	836,445	11,961,164

		11,961,164
DISTRIBUTORS — 0.28%
Core-Mark Holding Co. Inc.	1,693,227	72,927,287

		72,927,287
DIVERSIFIED CONSUMER SERVICES — 0.47%
American Public Education Inc.[a,b]	586,268	14,392,879
Capella Education Co.	419,372	36,820,862
Career Education Corp.[a]	2,343,005	23,640,920
Regis Corp.[a,b]	1,314,357	19,084,464
Strayer Education Inc.[a,b]	379,168	30,572,316

		124,511,441
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.01%
ATN International Inc.	392,874	31,480,994
Cincinnati Bell Inc.[a,b]	1,559,491	34,854,624
Cogent Communications Holdings Inc.	1,497,811	61,934,485
Consolidated Communications Holdings Inc.	1,845,436	49,549,956
General Communication Inc. Class Aa,b	968,295	18,833,338
Inteliquent Inc.	1,269,619	29,099,667
Iridium Communications Inc.[a,b]	2,984,737	28,653,475
Lumos Networks Corp.[a]	875,455	13,674,607

		268,081,146
ELECTRIC UTILITIES — 0.70%
ALLETE Inc.	1,803,972	115,796,963
El Paso Electric Co.	1,478,010	68,727,465

		184,524,428

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.57%
AZZ Inc.	956,077	$61,093,321
Encore Wire Corp.	763,589	33,101,583
General Cable Corp.	1,825,946	34,784,271
Powell Industries Inc.	310,458	12,107,862
Vicor Corp.[a]	576,708	8,708,291

		149,795,328
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.14%
Agilysys Inc.[a]	540,369	5,598,223
Anixter International Inc.[a,b]	1,040,130	84,302,536
Badger Meter Inc.	1,062,340	39,253,463
Benchmark Electronics Inc.[a,b]	1,791,317	54,635,169
Coherent Inc.[a,b]	894,432	122,881,540
CTS Corp.	1,199,085	26,859,504
Daktronics Inc.	1,489,547	15,938,153
Electro Scientific Industries Inc.[a]	1,270,227	7,519,744
ePlus Inc.[a]	239,660	27,608,832
Fabrinet[a]	1,349,297	54,376,669
FARO Technologies Inc.[a,b]	609,936	21,957,696
II-VI Inc.[a]	1,977,817	58,642,274
Insight Enterprises Inc.[a,b]	1,299,336	52,545,148
Itron Inc.[a,b]	1,217,751	76,535,650
Methode Electronics Inc.	1,347,719	55,728,181
MTS Systems Corp.	608,709	34,513,800
OSI Systems Inc.[a,b]	663,095	50,474,791
Park Electrochemical Corp.	696,578	12,991,180
Plexus Corp.[a,b]	1,222,452	66,061,306
Rogers Corp.[a]	657,082	50,470,468
Sanmina Corp.[a,b]	2,674,747	98,029,478
ScanSource Inc.[a,b]	929,939	37,523,039
TTM Technologies Inc.[a,b]	3,090,716	42,126,459

		1,096,573,303
ENERGY EQUIPMENT & SERVICES — 2.04%
Archrock Inc.	2,542,580	33,562,056
Atwood Oceanics Inc.[b]	2,221,976	29,174,545

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2016

Security	Shares	Value
Bristow Group Inc.	1,163,560	$23,829,709
CARBO Ceramics Inc.[a]	768,639	8,039,964
Era Group Inc.[a,b]	722,502	12,260,859
Exterran Corp.[a]	1,143,663	27,333,546
Geospace Technologies Corp.[a,b]	479,744	9,767,588
Gulf Island Fabrication Inc.	528,888	6,293,767
Helix Energy Solutions Group Inc.[a,b]	4,127,916	36,408,219
Hornbeck Offshore Services Inc.[a,b]	1,014,323	7,323,412
Matrix Service Co.[a,b]	948,954	21,541,256
Newpark Resources Inc.[a,b]	3,129,349	23,470,117
Pioneer Energy Services Corp.[a,b]	2,794,169	19,140,058
SEACOR Holdings Inc.[a,b]	595,666	42,459,072
Tesco Corp.	1,749,708	14,435,091
TETRA Technologies Inc.[a,b]	4,190,731	21,037,470
Tidewater Inc.[b]	1,706,716	5,819,902
U.S. Silica Holdings Inc.	2,611,043	147,993,917
Unit Corp.[a,b]	1,883,481	50,609,134

		540,499,682
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.54%
Acadia Realty Trust[b]	2,949,394	96,386,196
Agree Realty Corp.[b]	954,004	43,931,884
American Assets Trust Inc.[b]	1,464,932	63,109,271
CareTrust REIT Inc.[b]	2,349,122	35,988,549
Cedar Realty Trust Inc.[b]	2,711,939	17,708,962
Chesapeake Lodging Trust[b]	2,201,676	56,935,341
CoreSite Realty Corp.[b]	1,240,132	98,429,277
Cousins Properties Inc.	1	8
DiamondRock Hospitality Co.[b]	7,346,213	84,701,836
EastGroup Properties Inc.[b]	1,063,775	78,549,146
Four Corners Property Trust Inc.	1,566,518	32,144,949
Franklin Street Properties Corp.[b]	3,911,202	50,689,178

Security	Shares	Value
GEO Group Inc. (The)[b]	2,747,002	$98,699,782
Getty Realty Corp.[b]	980,503	24,993,021
Government Properties Income Trust[b]	1,710,651	32,613,561
Kite Realty Group Trust	3,043,636	71,464,573
Lexington Realty Trust[b]	7,782,902	84,055,342
LTC Properties Inc.[b]	1,430,559	67,207,662
Parkway Inc.[a,b]	1,564,661	34,813,707
Pennsylvania REIT[b]	2,565,875	48,648,990
PS Business Parks Inc.	712,209	82,986,593
Retail Opportunity Investments Corp.[b]	3,937,616	83,201,826
Sabra Health Care REIT Inc.[b]	2,380,301	58,126,950
Saul Centers Inc.[b]	437,410	29,135,880
Summit Hotel Properties Inc.	3,197,084	51,249,257
Universal Health Realty Income Trust[b]	299,844	19,666,768
Urstadt Biddle Properties Inc. Class Ab	831,569	20,049,129

		1,465,487,638
FOOD & STAPLES RETAILING — 0.53%
Andersons Inc. (The)	947,864	42,369,521
SpartanNash Co.	1,367,094	54,054,897
SUPERVALU Inc.[a,b]	9,693,725	45,269,695

		141,694,113
FOOD PRODUCTS — 1.58%
B&G Foods Inc.[b]	2,432,557	106,545,997
Cal-Maine Foods Inc.[b]	1,083,356	47,857,251
Calavo Growers Inc.	567,045	34,816,563
Darling Ingredients Inc.[a]	6,003,788	77,508,903
J&J Snack Foods Corp.	544,505	72,653,302
Sanderson Farms Inc.	727,862	68,593,715
Seneca Foods Corp. Class Aa	232,298	9,303,535

		417,279,266
GAS UTILITIES — 1.01%
Northwest Natural Gas Co.	1,042,085	62,316,683
South Jersey Industries Inc.	2,900,263	97,709,860
Spire Inc.	1,671,856	107,918,305

		267,944,848

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2016

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 4.10%
Abaxis Inc.	824,035	$43,484,327
Analogic Corp.	458,374	38,022,123
AngioDynamics Inc.[a,b]	1,185,248	19,995,134
Anika Therapeutics Inc.[a,b]	544,451	26,656,321
Cantel Medical Corp.	1,329,055	104,663,081
CONMED Corp.	915,659	40,444,658
CryoLife Inc.	966,548	18,509,394
Cynosure Inc. Class Aa,b	878,487	40,059,007
Haemonetics Corp.[a,b]	1,890,643	76,003,849
ICU Medical Inc.[a,b]	536,053	78,987,410
Inogen Inc.[a,b]	585,123	39,302,712
Integer Holdings Corp.[a,b]	1,019,370	30,020,447
Integra LifeSciences Holdings Corp.[a,b]	1,092,617	93,735,612
Invacare Corp.[b]	1,170,852	15,279,619
Masimo Corp.[a,b]	1,612,649	108,692,543
Meridian Bioscience Inc.[b]	1,548,679	27,411,618
Merit Medical Systems Inc.[a,b]	1,643,601	43,555,426
Natus Medical Inc.[a]	1,204,914	41,931,007
Neogen Corp.[a,b]	1,383,369	91,302,354
SurModics Inc.[a]	505,581	12,841,757
Vascular Solutions Inc.[a]	638,959	35,845,600
Zeltiq Aesthetics Inc.[a,b]	1,315,666	57,257,784

		1,084,001,783
HEALTH CARE PROVIDERS & SERVICES — 3.15%
Aceto Corp.	1,093,460	24,023,316
Adeptus Health Inc. Class Aa,b	554,338	4,235,142
Air Methods Corp.[a,b]	1,207,932	38,472,634
Almost Family Inc.[a,b]	336,843	14,854,776
Amedisys Inc.[a,b]	1,015,099	43,273,670
AMN Healthcare Services Inc.[a,b]	1,758,355	67,608,750
BioTelemetry Inc.[a,b]	1,037,523	23,188,639
Chemed Corp.	591,766	94,925,184
Community Health Systems Inc.[a,b]	4,229,113	23,640,742
CorVel Corp.[a]	373,529	13,671,162

Security	Shares	Value
Cross Country Healthcare Inc.[a,b]	1,224,812	$19,119,315
Diplomat Pharmacy Inc.[a,b]	1,595,881	20,108,101
Ensign Group Inc. (The)	1,756,761	39,017,662
HealthEquity Inc.[a,b]	1,571,993	63,697,156
Healthways Inc.[a,b]	1,219,054	27,733,479
Kindred Healthcare Inc.	3,123,170	24,516,885
Landauer Inc.	359,151	17,275,163
LHC Group Inc.[a]	553,226	25,282,428
Magellan Health Inc.[a]	847,692	63,788,823
PharMerica Corp.[a,b]	1,142,820	28,741,923
Providence Service Corp. (The)[a]	445,746	16,960,635
Quorum Health Corp.[a,b]	1,127,253	8,195,129
Select Medical Holdings Corp.[a,b]	3,936,612	52,160,109
Surgical Care Affiliates Inc.[a,b]	1,026,451	47,493,888
U.S. Physical Therapy Inc.	464,578	32,613,376

		834,598,087
HEALTH CARE TECHNOLOGY — 0.97%
Computer Programs & Systems Inc.[b]	404,341	9,542,448
HealthStream Inc.[a,b]	935,729	23,440,011
HMS Holdings Corp.[a,b]	3,114,833	56,565,367
Medidata Solutions Inc.[a,b]	1,995,796	99,131,187
Omnicell Inc.[a,b]	1,337,984	45,357,658
Quality Systems Inc.	1,702,358	22,386,008

		256,422,679
HOTELS, RESTAURANTS & LEISURE — 2.83%
Belmond Ltd.[a,b]	3,085,841	41,195,977
Biglari Holdings Inc.[a]	37,942	17,954,154
BJ’s Restaurants Inc.[a,b]	703,322	27,640,555
Bob Evans Farms Inc./DE	731,560	38,926,308
Boyd Gaming Corp.[a,b]	2,991,493	60,338,414
Chuy’s Holdings Inc.[a,b]	612,980	19,891,201
Dave & Buster’s Entertainment Inc.[a,b]	1,365,032	76,851,302
DineEquity Inc.	627,153	48,290,781
El Pollo Loco Holdings Inc.[a,b]	817,644	10,057,021

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2016

Security	Shares	Value
Fiesta Restaurant Group Inc.[a,b]	995,273	$29,708,899
ILG Inc.	3,878,120	70,465,440
Marcus Corp. (The)	686,949	21,638,894
Marriott Vacations Worldwide Corp.	889,686	75,489,857
Monarch Casino & Resort Inc.[a]	411,053	10,596,946
Popeyes Louisiana Kitchen Inc.[a,b]	755,953	45,720,038
Red Robin Gourmet Burgers Inc.[a,b]	468,476	26,422,046
Ruby Tuesday Inc.[a]	2,312,895	7,470,651
Ruth’s Hospitality Group Inc.	1,085,097	19,857,275
Scientific Games Corp. Class Aa,b	1,870,646	26,189,044
Sonic Corp.	1,669,015	44,245,588
Wingstop Inc.	1,050,177	31,074,737

		750,025,128
HOUSEHOLD DURABLES — 1.66%
Cavco Industries Inc.[a,b]	313,477	31,300,678
Ethan Allen Interiors Inc.[b]	927,851	34,191,309
Installed Building Products Inc.[a,b]	736,962	30,436,531
iRobot Corp.[a,b]	994,157	58,108,477
La-Z-Boy Inc.	1,801,179	55,926,608
LGI Homes Inc.[a,b]	623,771	17,920,941
M/I Homes Inc.[a,b]	919,778	23,160,010
MDC Holdings Inc.	1,500,595	38,505,268
Meritage Homes Corp.[a,b]	1,370,685	47,699,838
TopBuild Corp.[a]	1,385,932	49,339,179
Universal Electronics Inc.[a,b]	535,581	34,571,753
WCI Communities Inc.[a,b]	820,089	19,231,087

		440,391,679
HOUSEHOLD PRODUCTS — 0.42%
Central Garden & Pet Co.[a,b]	366,463	12,126,261
Central Garden & Pet Co. Class Aa	1,227,509	37,930,028
WD-40 Co.	518,684	60,634,159

		110,690,448

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.13%
Raven Industries Inc.	1,330,443	$33,527,164

		33,527,164
INSURANCE — 2.93%
American Equity Investment Life Holding Co.	2,512,897	56,640,698
AMERISAFE Inc.	710,729	44,313,953
eHealth Inc.[a,b]	620,732	6,610,796
Employers Holdings Inc.	1,132,648	44,852,861
HCI Group Inc.	298,641	11,790,347
Horace Mann Educators Corp.	1,464,818	62,694,210
Infinity Property & Casualty Corp.	408,592	35,915,237
Maiden Holdings Ltd.	2,650,912	46,258,414
Navigators Group Inc. (The)	403,589	47,522,605
ProAssurance Corp.	1,948,896	109,527,955
RLI Corp.	1,391,597	87,851,519
Safety Insurance Group Inc.	418,198	30,821,193
Selective Insurance Group Inc.	1,665,566	71,702,616
Stewart Information Services Corp.	800,213	36,873,815
United Fire Group Inc.	763,132	37,523,201
United Insurance Holdings Corp.	644,636	9,759,789
Universal Insurance Holdings Inc.	1,188,863	33,763,709

		774,422,918
INTERNET & DIRECT MARKETING RETAIL — 0.33%
Blue Nile Inc.	421,856	17,140,009
FTD Companies Inc.[a,b]	639,964	15,256,742
NutriSystem Inc.	1,076,055	37,285,306
PetMed Express Inc.	751,426	17,335,398

		87,017,455

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2016

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 1.39%
Blucora Inc.[a,b]	1,410,855	$20,810,111
DHI Group Inc.[a]	1,836,890	11,480,563
Liquidity Services Inc.[a]	903,899	8,813,015
LivePerson Inc.[a,b]	1,946,508	14,696,135
LogMeIn Inc.	931,755	89,960,945
NIC Inc.	2,268,366	54,213,948
QuinStreet Inc.[a]	1,329,428	4,998,649
Shutterstock Inc.[a,b]	711,202	33,796,319
SPS Commerce Inc.[a,b]	626,105	43,758,479
Stamps.com Inc.[a,b]	578,411	66,314,821
XO Group Inc.[a,b]	920,514	17,903,997

		366,746,982
IT SERVICES — 1.83%
CACI International Inc. Class Aa	890,929	110,742,475
Cardtronics PLC Class Aa,b	1,656,881	90,415,996
CIBER Inc.[a,b]	2,860,195	1,807,071
CSG Systems International Inc.	1,177,402	56,986,257
ExlService Holdings Inc.[a,b]	1,222,122	61,643,833
Forrester Research Inc.	373,980	16,062,441
ManTech International Corp./VA Class A	924,768	39,071,448
Perficient Inc.[a,b]	1,318,173	23,054,846
Sykes Enterprises Inc.[a]	1,439,427	41,541,863
TeleTech Holdings Inc.	578,228	17,635,954
Virtusa Corp.[a,b]	1,014,057	25,473,112

		484,435,296
LEISURE PRODUCTS — 0.39%
Arctic Cat Inc.[b]	510,527	7,668,116
Callaway Golf Co.	3,470,863	38,040,658
Nautilus Inc.[a,b]	1,151,040	21,294,240
Sturm Ruger & Co. Inc.[b]	699,416	36,859,223

		103,862,237
LIFE SCIENCES TOOLS & SERVICES — 0.41%
Albany Molecular Research Inc.[a,b]	846,168	15,874,111
Cambrex Corp.[a,b]	1,172,663	63,265,169

Security	Shares	Value
Luminex Corp.[a,b]	1,463,499	$29,606,585

		108,745,865
MACHINERY — 5.01%
Actuant Corp. Class Ab	2,150,495	55,805,345
Alamo Group Inc.	344,076	26,184,184
Albany International Corp. Class A	1,052,858	48,747,325
Astec Industries Inc.	696,820	47,007,477
Barnes Group Inc.	1,834,335	86,984,166
Briggs & Stratton Corp.	1,561,434	34,757,521
Chart Industries Inc.[a,b]	1,118,489	40,287,974
CIRCOR International Inc.	602,910	39,116,801
EnPro Industries Inc.	786,099	52,951,629
ESCO Technologies Inc.	937,071	53,085,072
Federal Signal Corp.	2,206,102	34,437,252
Franklin Electric Co. Inc.	1,401,820	54,530,798
Greenbrier Companies Inc. (The)	1,034,721	42,992,658
Harsco Corp.	2,931,182	39,864,075
Hillenbrand Inc.	2,299,899	88,201,127
John Bean Technologies Corp.	1,065,019	91,538,383
Lindsay Corp.[b]	395,454	29,504,823
Lydall Inc.[a,b]	625,532	38,689,154
Mueller Industries Inc.	2,090,343	83,530,106
Proto Labs Inc.[a,b]	891,897	45,798,911
SPX Corp.[a]	1,524,932	36,171,387
SPX FLOW Inc.[a]	1,533,171	49,153,462
Standex International Corp.	468,919	41,194,534
Tennant Co.	641,953	45,707,054
Titan International Inc.	1,584,807	17,765,686
Wabash National Corp.[a,b]	2,262,767	35,796,974
Watts Water Technologies Inc. Class A	1,014,586	66,151,007

		1,325,954,885
MARINE — 0.21%
Matson Inc.	1,571,355	55,610,253

		55,610,253
MEDIA — 0.70%
EW Scripps Co. (The) Class Aa,b	2,094,758	40,491,672
Gannett Co. Inc.	4,310,542	41,855,363

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2016

Security	Shares	Value
New Media Investment Group Inc.	1,908,070	$30,510,039
Scholastic Corp.	990,286	47,028,682
World Wrestling Entertainment Inc. Class Ab	1,401,057	25,779,449

		185,665,205
METALS & MINING — 1.37%
AK Steel Holding Corp.[a,b]	11,459,952	117,006,110
Century Aluminum Co.[a,b]	1,858,740	15,910,814
Gerber Scientific Inc. Escrow[a]	349,019	3,490
Haynes International Inc.	466,378	20,049,590
Kaiser Aluminum Corp.	659,072	51,203,304
Materion Corp.	726,413	28,765,955
Olympic Steel Inc.	345,545	8,372,555
Stillwater Mining Co.[a,b]	4,431,905	71,397,990
SunCoke Energy Inc.	2,339,112	26,525,530
TimkenSteel Corp.[a]	1,438,521	22,268,305

		361,503,643
MORTGAGE REAL ESTATE INVESTMENT — 0.14%
Capstead Mortgage Corp.[b]	3,557,212	36,247,990

		36,247,990
MULTI-UTILITIES — 0.35%
Avista Corp.	2,341,048	93,618,510

		93,618,510
MULTILINE RETAIL — 0.31%
Fred’s Inc. Class Ab	1,301,361	24,153,260
Ollie’s Bargain Outlet Holdings Inc.[a,b]	1,747,892	49,727,528
Tuesday Morning Corp.[a,b]	1,671,655	9,026,937

		82,907,725
OIL, GAS & CONSUMABLE FUELS — 1.50%
Bill Barrett Corp.[a,b]	2,753,801	19,249,069
Carrizo Oil & Gas Inc.[a,b]	2,241,726	83,728,466
Cloud Peak Energy Inc.[a,b]	2,303,729	12,923,920
Contango Oil & Gas Co.[a]	849,361	7,933,032
Green Plains Inc.	1,317,542	36,693,545
Northern Oil and Gas Inc.[a,b]	1,633,647	4,492,529
PDC Energy Inc.[a,b]	2,032,753	147,537,213

Security	Shares	Value
REX American Resources Corp.[a,b]	205,002	$20,243,947
Synergy Resources Corp.[a,b]	7,336,868	65,371,494

		398,173,215
PAPER & FOREST PRODUCTS — 1.19%
Boise Cascade Co.[a,b]	1,430,942	32,196,195
Clearwater Paper Corp.[a,b]	609,946	39,981,960
Deltic Timber Corp.	393,358	30,316,101
KapStone Paper and Packaging Corp.	3,207,191	70,718,562
Neenah Paper Inc.	610,925	52,050,810
PH Glatfelter Co.	1,586,617	37,904,280
Schweitzer-Mauduit International Inc.	1,113,776	50,710,221

		313,878,129
PERSONAL PRODUCTS — 0.14%
Inter Parfums Inc.	634,596	20,783,019
Medifast Inc.	407,956	16,983,208

		37,766,227
PHARMACEUTICALS — 1.49%
Amphastar Pharmaceuticals Inc.[a,b]	1,307,922	24,091,923
ANI Pharmaceuticals Inc.[a,b]	293,556	17,795,365
Depomed Inc.[a,b]	2,265,505	45,649,926
Impax Laboratories Inc.[a]	1,021,597	13,536,160
Innoviva Inc.[a]	2,824,587	30,223,081
Lannett Co. Inc.[a,b]	1,077,585	23,760,749
Medicines Co. (The)[a,b]	2,537,492	86,122,479
Nektar Therapeutics[a,b]	5,574,534	68,399,532
Phibro Animal Health Corp. Series A	678,264	19,873,135
SciClone Pharmaceuticals Inc.[a]	1,862,246	20,112,257
Supernus Pharmaceuticals Inc.[a,b]	1,828,551	46,170,913

		395,735,520
PROFESSIONAL SERVICES — 1.87%
CDI Corp.	522,756	3,868,394
Exponent Inc.	932,380	56,222,514

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2016

Security	Shares	Value
Heidrick & Struggles International Inc.	691,718	$16,704,990
Insperity Inc.	696,762	49,435,264
Kelly Services Inc. Class A	1,087,401	24,923,231
Korn/Ferry International	2,111,907	62,153,423
Navigant Consulting Inc.[a]	1,734,540	45,410,257
On Assignment Inc.[a,b]	1,776,345	78,443,395
Resources Connection Inc.	1,087,703	20,938,283
TrueBlue Inc.[a,b]	1,570,363	38,709,448
WageWorks Inc.[a,b]	1,340,541	97,189,223

		493,998,422
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.33%
Forestar Group Inc.[a]	999,894	13,298,590
HFF Inc. Class A	1,276,535	38,615,184
RE/MAX Holdings Inc. Class Ab	646,432	36,200,192

		88,113,966
ROAD & RAIL — 0.82%
ArcBest Corp.	885,209	24,476,029
Celadon Group Inc.	1,036,588	7,411,604
Heartland Express Inc.	1,577,857	32,125,168
Knight Transportation Inc.	2,432,874	80,406,486
Marten Transport Ltd.	845,966	19,711,008
Roadrunner Transportation Systems Inc.[a]	1,098,548	11,413,914
Saia Inc.[a,b]	917,526	40,508,773

		216,052,982
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.17%
Advanced Energy Industries Inc.[a]	1,443,323	79,021,934
Brooks Automation Inc.	2,508,314	42,816,920
Cabot Microelectronics Corp.	886,418	55,995,025
CEVA Inc.[a,b]	781,328	26,213,555
Cohu Inc.	938,609	13,046,665
Diodes Inc.[a,b]	1,406,502	36,104,906

Security	Shares	Value
DSP Group Inc.[a]	805,826	$10,516,029
Exar Corp.[a,b]	1,523,946	16,428,138
Kopin Corp.[a,b]	2,169,536	6,161,482
Kulicke & Soffa Industries Inc.[a]	2,603,975	41,533,401
MKS Instruments Inc.	1,953,403	116,032,138
Nanometrics Inc.[a]	896,053	22,455,088
Power Integrations Inc.	1,065,189	72,273,074
Rambus Inc.[a,b]	4,020,502	55,362,313
Rudolph Technologies Inc.[a,b]	1,115,134	26,038,379
Semtech Corp.[a]	2,401,842	75,778,115
Tessera Holding Corp.	1,778,523	78,610,717
Ultratech Inc.[a,b]	867,841	20,810,827
Veeco Instruments Inc.[a,b]	1,486,049	43,318,328

		838,517,034
SOFTWARE — 2.86%
8x8 Inc.[a,b]	3,316,466	47,425,464
Blackbaud Inc.	1,735,517	111,073,088
Bottomline Technologies de Inc.[a,b]	1,355,728	33,920,315
Ebix Inc.[b]	819,831	46,771,359
MicroStrategy Inc. Class Aa	343,723	67,850,920
Monotype Imaging Holdings Inc.	1,516,609	30,104,689
Progress Software Corp.	1,771,865	56,575,649
Qualys Inc.[a,b]	1,061,133	33,584,859
Synchronoss Technologies Inc.[a,b]	1,547,093	59,253,662
Take-Two Interactive Software Inc.[a,b]	3,165,846	156,044,549
Tangoe Inc.[a,b]	899,429	7,087,501
TiVo Corp.[a,b]	4,360,659	91,137,773
VASCO Data Security International Inc.[a,b]	1,135,380	15,497,937

		756,327,765
SPECIALTY RETAIL — 4.06%
Abercrombie & Fitch Co. Class A	2,483,552	29,802,624
Asbury Automotive Group Inc.[a,b]	725,824	44,783,341

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2016

Security	Shares	Value
Ascena Retail Group Inc.[a,b]	6,173,197	$38,212,089
Barnes & Noble Education Inc.[a,b]	1,424,793	16,342,376
Barnes & Noble Inc.	2,061,071	22,980,942
Big 5 Sporting Goods Corp.	666,233	11,559,143
Buckle Inc. (The)[b]	1,030,791	23,502,035
Caleres Inc.	1,582,831	51,948,513
Cato Corp. (The) Class A	914,176	27,498,414
Children’s Place Inc. (The)[b]	657,892	66,414,197
Express Inc.[a,b]	2,890,835	31,105,385
Finish Line Inc. (The) Class A	1,477,796	27,797,343
Five Below Inc.[a,b]	2,001,808	79,992,248
Francesca’s Holdings Corp.[a]	1,375,441	24,799,201
Genesco Inc.[a,b]	758,778	47,120,114
Group 1 Automotive Inc.	724,065	56,433,626
Guess? Inc.	2,266,173	27,420,693
Haverty Furniture Companies Inc.	705,869	16,729,095
Hibbett Sports Inc.[a,b]	823,330	30,710,209
Kirkland’s Inc.[a]	531,463	8,242,991
Lithia Motors Inc. Class A	857,249	83,007,421
Lumber Liquidators Holdings Inc.[a,b]	1,005,232	15,822,352
MarineMax Inc.[a,b]	902,343	17,460,337
Monro Muffler Brake Inc.[b]	1,178,112	67,388,006
Rent-A-Center Inc./TXb	1,960,030	22,050,337
Select Comfort Corp.[a,b]	1,639,219	37,079,134
Shoe Carnival Inc.	485,784	13,106,452
Sonic Automotive Inc. Class A	961,323	22,014,297
Stage Stores Inc.[b]	982,555	4,293,765
Stein Mart Inc.	1,154,701	6,327,761
Tailored Brands Inc.	1,785,165	45,610,966
Tile Shop Holdings Inc.[a,b]	1,206,045	23,578,180
Vitamin Shoppe Inc.[a,b]	880,597	20,914,179
Zumiez Inc.[a,b]	632,645	13,823,293

		1,075,871,059

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.55%
Cray Inc.[a,b]	1,508,225	$31,220,258
Electronics For Imaging Inc.[a,b]	1,705,884	74,820,072
Super Micro Computer Inc.[a,b]	1,378,163	38,657,472

		144,697,802
TEXTILES, APPAREL & LUXURY GOODS — 1.18%
Crocs Inc.[a,b]	1,031,394	7,075,363
G-III Apparel Group Ltd.[a,b]	1,596,720	47,199,043
Iconix Brand Group Inc.[a,b]	2,097,192	19,587,773
Movado Group Inc.	558,485	16,056,444
Oxford Industries Inc.	548,362	32,973,007
Perry Ellis International Inc.[a,b]	444,571	11,074,264
Steven Madden Ltd.[a,b]	1,990,120	71,146,790
Unifi Inc.[a]	557,640	18,195,793
Vera Bradley Inc.[a,b]	757,823	8,881,686
Wolverine World Wide Inc.	3,620,035	79,459,768

		311,649,931
THRIFTS & MORTGAGE FINANCE — 1.76%
Astoria Financial Corp.	3,326,340	62,036,241
Bank Mutual Corp.	1,576,029	14,893,474
BofI Holding Inc.[a,b]	2,106,506	60,140,746
Dime Community Bancshares Inc.	1,135,363	22,820,796
HomeStreet Inc.[a,b]	850,567	26,877,917
LendingTree Inc.[a,b]	262,104	26,564,241
Northfield Bancorp. Inc.	1,650,429	32,959,067
Northwest Bancshares Inc.	3,694,918	66,619,372
Oritani Financial Corp.	1,401,375	26,275,781
Provident Financial Services Inc.	2,210,069	62,544,953
TrustCo Bank Corp. NY	3,553,072	31,089,380
Walker & Dunlop Inc.[a,b]	1,029,766	32,128,699

		464,950,667
TOBACCO — 0.20%
Universal Corp./VA	831,041	52,978,864

		52,978,864

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2016

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.65%
Applied Industrial Technologies Inc.	1,429,936	$84,938,198
DXP Enterprises Inc./TXa,b	570,739	19,827,473
Kaman Corp.	997,651	48,815,064
Veritiv Corp.[a,b]	345,443	18,567,561

		172,148,296
WATER UTILITIES — 0.45%
American States Water Co.	1,333,838	60,769,659
California Water Service Group	1,749,579	59,310,728

		120,080,387
WIRELESS TELECOMMUNICATION SERVICES — 0.06%
Spok Holdings Inc.	759,310	15,755,682

		15,755,682

TOTAL COMMON STOCKS (Cost: $21,834,948,112)		26,388,125,504

Security	Shares	Value
SHORT-TERM INVESTMENTS — 6.45%

MONEY MARKET FUNDS — 6.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	1,659,579,448	$1,659,911,363
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	46,897,621	46,897,621

		1,706,808,984

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,706,490,435)		1,706,808,984

TOTAL INVESTMENTS IN SECURITIES — 106.15% (Cost: $23,541,438,547)[f]		28,094,934,488
Other Assets, Less Liabilities — (6.15)%		(1,627,031,968)

NET ASSETS — 100.00%		$26,467,902,520

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $24,033,989,382. Net unrealized appreciation was $4,060,945,106, of which $5,358,156,337 represented gross unrealized appreciation on securities and $1,297,211,231 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	1,022	Mar. 2017	ICE Markets Equity	$69,653,089	$69,337,590	$(315,499)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P SMALL-CAP ETF

December 31, 2016

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$26,388,122,014	$—	$3,490	$26,388,125,504
Money market funds	1,706,808,984	—	—	1,706,808,984

Total	$28,094,930,998	$—	$3,490	$28,094,934,488

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(315,499)	$—	$—	$(315,499)

Total	$(315,499)	$—	$—	$(315,499)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

34

Schedule of Investments (Unaudited)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 2.10%
AAR Corp.	8,918	$294,740
Aerojet Rocketdyne Holdings Inc.[a]	16,957	304,378
Aerovironment Inc.[a]	5,171	138,738
Air Industries Group	2,278	7,176
Arconic Inc.	111,549	2,068,118
Arotech Corp.[a]	5,566	19,481
Astronics Corp.[a]	5,585	188,996
Astrotech Corp.[a,b]	4,110	6,124
B/E Aerospace Inc.	27,104	1,631,390
Boeing Co. (The)	152,287	23,708,040
BWX Technologies Inc.	27,300	1,083,810
CPI Aerostructures Inc.[a]	2,141	19,804
Cubic Corp.	5,597	268,376
Curtiss-Wright Corp.	11,947	1,175,107
DigitalGlobe Inc.[a]	15,510	444,362
Ducommun Inc.[a]	2,608	66,660
Engility Holdings Inc.[a]	4,717	158,963
Esterline Technologies Corp.[a]	7,691	686,037
General Dynamics Corp.	76,029	13,127,167
HEICO Corp.	5,122	395,162
HEICO Corp. Class A	9,573	650,007
Hexcel Corp.	24,567	1,263,726
Huntington Ingalls Industries Inc.	12,351	2,274,931
Innovative Solutions & Support Inc.[a]	4,238	14,113
KEYW Holding Corp. (The)[a,b]	10,570	124,620
KLX Inc.[a]	14,428	650,847
Kratos Defense & Security Solutions Inc.[a]	12,301	91,027
L3 Technologies Inc.	21,011	3,195,983
LMI Aerospace Inc.[a]	3,240	27,929
Lockheed Martin Corp.	67,663	16,911,690
Mercury Systems Inc.[a]	10,339	312,445
Micronet Enertec Technologies Inc.[a]	2,367	3,148
Moog Inc. Class Aa	8,947	587,639
National Presto Industries Inc.	1,559	165,878
Northrop Grumman Corp.	46,775	10,878,930
Orbital ATK Inc.	15,248	1,337,707
Raytheon Co.	78,414	11,134,788

Security	Shares	Value
Rockwell Collins Inc.	34,413	$3,192,150
SIFCO Industries Inc.[a]	614	4,697
Sparton Corp.[a]	2,350	56,048
Spirit AeroSystems Holdings Inc. Class A	33,857	1,975,556
TASER International Inc.[a,b]	14,067	340,984
Tel-Instrument Electronics Corp.[a]	226	994
Teledyne Technologies Inc.[a,b]	9,298	1,143,654
Textron Inc.	70,969	3,446,255
TransDigm Group Inc.	13,682	3,406,271
Triumph Group Inc.	15,331	406,272
United Technologies Corp.	203,681	22,327,511
Vectrus Inc.[a]	2,625	62,606
Wesco Aircraft Holdings Inc.[a,b]	18,597	278,025

		132,059,060
AIR FREIGHT & LOGISTICS — 0.66%
Air T Inc.[a]	253	5,794
Air Transport Services Group Inc.[a]	9,862	157,397
Atlas Air Worldwide Holdings Inc.[a]	6,839	356,654
CH Robinson Worldwide Inc.	39,107	2,864,979
Echo Global Logistics Inc.[a]	6,744	168,937
Expeditors International of Washington Inc.	49,059	2,598,165
FedEx Corp.	65,503	12,196,659
Forward Air Corp.	7,988	378,471
Hub Group Inc. Class Aa	9,242	404,337
Park-Ohio Holdings Corp.	2,371	101,005
Radiant Logistics Inc.[a]	8,206	32,003
United Parcel Service Inc. Class B	183,012	20,980,496
XPO Logistics Inc.[a]	22,798	983,962

		41,228,859
AIRLINES — 0.59%
Alaska Air Group Inc.	31,643	2,807,684
Allegiant Travel Co.	3,098	515,507
American Airlines Group Inc.	134,686	6,288,490
Delta Air Lines Inc.	195,049	9,594,460
Hawaiian Holdings Inc.[a]	11,425	651,225
JetBlue Airways Corp.[a]	88,446	1,982,959
SkyWest Inc.	10,753	391,947
Southwest Airlines Co.	163,383	8,143,009

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Spirit Airlines Inc.[a]	16,098	$931,430
United Continental Holdings Inc.[a]	76,231	5,555,715

		36,862,426
AUTO COMPONENTS — 0.38%
Adient PLC[a]	24,743	1,449,940
American Axle & Manufacturing Holdings Inc.[a]	23,674	456,908
Autoliv Inc.	24,688	2,793,447
BorgWarner Inc.	54,062	2,132,205
Clean Diesel Technologies Inc.[a,b]	1,577	3,391
Cooper Tire & Rubber Co.	17,342	673,737
Cooper-Standard Holding Inc.[a]	4,071	420,860
Dana Inc.	39,544	750,545
Delphi Automotive PLC	71,799	4,835,663
Dorman Products Inc.[a,b]	6,863	501,411
Federal-Mogul Holdings Corp.[a,b]	7,160	73,820
Fox Factory Holding Corp.[a]	5,322	147,685
Gentex Corp.	75,968	1,495,810
Gentherm Inc.[a]	9,610	325,298
Goodyear Tire & Rubber Co. (The)	70,304	2,170,284
Horizon Global Corp.[a,b]	4,884	117,216
LCI Industries	5,217	562,132
Lear Corp.	18,938	2,506,823
Metaldyne Performance Group Inc.	3,158	72,476
Modine Manufacturing Co.[a]	11,636	173,376
Motorcar Parts of America Inc.[a,b]	4,853	130,643
Shiloh Industries Inc.[a]	2,547	17,600
Spartan Motors Inc.	9,221	85,294
Standard Motor Products Inc.	1,880	100,054
Stoneridge Inc.[a]	7,116	125,882
Strattec Security Corp.	768	30,950
Superior Industries International Inc.	4,748	125,110
Sypris Solutions Inc.[a]	4,991	4,392
Tenneco Inc.[a,b]	14,405	899,880
Tower International Inc.	5,216	147,874
Unique Fabricating Inc.	714	10,424
UQM Technologies Inc.[a]	11,473	4,933
Visteon Corp.	9,182	737,682

Security	Shares	Value
VOXX International Corp.[a]	4,618	$21,705
Workhorse Group Inc.[a,b]	4,654	32,857

		24,138,307
AUTOMOBILES — 0.58%
Ford Motor Co.	1,022,294	12,400,426
General Motors Co.	366,492	12,768,581
Harley-Davidson Inc.	48,160	2,809,654
Tesla Motors Inc.[a,b]	33,433	7,144,298
Thor Industries Inc.	12,326	1,233,216
Winnebago Industries Inc.	7,190	227,564

		36,583,739
BANKS — 6.88%
1st Constitution Bancorp.	1,772	33,136
1st Source Corp.	4,272	190,788
Access National Corp.[b]	1,846	51,245
ACNB Corp.	1,766	55,187
Allegiance Bancshares Inc.[a]	693	25,052
American National Bankshares Inc.	2,285	79,518
American River Bankshares[a]	1,835	27,727
Ameris Bancorp.	7,403	322,771
AmeriServ Financial Inc.	4,695	17,371
Ames National Corp.	2,479	81,807
Anchor Bancorp. Inc./WAa	622	16,918
Arrow Financial Corp.	3,272	132,516
Associated Banc-Corp.	39,817	983,480
Atlantic Capital Bancshares Inc.[a]	2,145	40,755
Auburn National BanCorp. Inc.	595	18,629
Banc of California Inc.[b]	13,769	238,892
BancFirst Corp.	2,251	209,456
Bancorp. Inc. (The)[a]	9,567	75,197
Bancorp. of New Jersey Inc.	1,617	21,829
BancorpSouth Inc.	22,541	699,898
Bank of America Corp.	2,686,807	59,378,435
Bank of Commerce Holdings	3,131	29,744
Bank of Hawaii Corp.	11,619	1,030,489
Bank of Marin Bancorp.	1,644	114,669
Bank of South Carolina Corp.	873	18,246
Bank of the James Financial Group Inc.	775	11,625
Bank of the Ozarks Inc.	23,588	1,240,493

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
BankUnited Inc.	27,284	$1,028,334
Bankwell Financial Group Inc.	1,726	56,095
Banner Corp.	5,389	300,760
Bar Harbor Bankshares	1,739	82,307
Bay Bancorp. Inc.[a]	2,630	17,358
BB&T Corp.	220,343	10,360,528
BCB Bancorp. Inc.	2,502	32,526
Berkshire Hills Bancorp. Inc.	8,021	295,574
Blue Hills Bancorp. Inc.	7,321	137,269
BNC Bancorp.	11,863	378,430
BOK Financial Corp.	5,192	431,144
Boston Private Financial Holdings Inc.	21,956	363,372
Bridge Bancorp. Inc.	2,527	95,773
Brookline Bancorp. Inc.	18,023	295,577
Bryn Mawr Bank Corp.	4,221	177,915
C&F Financial Corp.	704	35,094
California First National Bancorp.	286	4,476
Camden National Corp.	3,007	133,661
Capital Bank Financial Corp. Class A	7,203	282,718
Capital City Bank Group Inc.	2,639	54,047
Cardinal Financial Corp.	8,171	267,927
Carolina Bank Holdings Inc.[a]	1,578	40,760
Carolina Financial Corp.	2,511	77,314
Carolina Trust Bancshares Inc.[a]	1,662	10,637
Cascade Bancorp.[a]	7,991	64,887
Cathay General Bancorp.	19,616	745,996
CB Financial Services Inc.	829	21,430
CenterState Banks Inc.	12,764	321,270
Central Pacific Financial Corp.	8,055	253,088
Central Valley Community Bancorp.	2,432	48,543
Century Bancorp. Inc./MA Class A	635	38,100
Chemical Financial Corp.	18,027	976,523
Chemung Financial Corp.	774	28,135
CIT Group Inc.	55,640	2,374,715
Citigroup Inc.	757,588	45,023,455
Citizens & Northern Corp.	3,097	81,141
Citizens Financial Group Inc.	139,638	4,975,302
Citizens First Corp.	289	5,202
Citizens Holding Co.	828	21,404

Security	Shares	Value
City Holding Co.	4,161	$281,284
Civista Bancshares Inc.[b]	1,819	35,343
CNB Financial Corp./PA	3,230	86,370
CoBiz Financial Inc.	9,719	164,154
Codorus Valley Bancorp. Inc.	1,888	53,997
Colony Bankcorp Inc.[a]	1,779	23,483
Columbia Banking System Inc.	15,286	682,978
Comerica Inc.	46,434	3,162,620
Commerce Bancshares Inc./MO	25,960	1,500,748
Community Bank System Inc.	11,746	725,785
Community Bankers Trust Corp.[a]	5,796	42,021
Community Financial Corp. (The )	880	24,420
Community Trust Bancorp. Inc.	4,611	228,706
Community West Bancshares	1,785	16,600
ConnectOne Bancorp. Inc.	7,327	190,136
County Bancorp. Inc.	862	23,248
CU Bancorp.[a]	2,619	93,760
Cullen/Frost Bankers Inc.	16,366	1,443,972
Customers Bancorp. Inc.[a]	7,094	254,107
CVB Financial Corp.	26,713	612,529
DNB Financial Corp.[b]	618	17,551
Eagle Bancorp. Inc.[a]	7,776	473,947
Eagle Bancorp. Montana Inc.	850	17,935
East West Bancorp. Inc.	38,417	1,952,736
Eastern Virginia Bankshares Inc.	2,633	27,515
Emclaire Financial Corp.	214	6,260
Enterprise Bancorp. Inc./MA	1,888	70,913
Enterprise Financial Services Corp.	5,066	217,838
Equity Bancshares Inc. Class Aa	302	10,159
Evans Bancorp. Inc.	793	25,019
Farmers Capital Bank Corp.	13	547
Farmers National Banc Corp.	4,754	67,507
Fauquier Bankshares Inc.	831	13,853
FCB Financial Holdings Inc. Class Aa,b	9,962	475,187
Fidelity Southern Corp.	5,488	129,901
Fifth Third Bancorp.	203,150	5,478,955
Financial Institutions Inc.	3,287	112,415
First Bancorp. Inc./ME	2,549	84,372
First BanCorp./Puerto Rico[a]	30,969	204,705
First Bancorp./Southern Pines NC	4,922	133,583

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
First Bancshares Inc. (The)	1,610	$44,275
First Bank/Hamilton NJa	2,207	25,601
First Busey Corp.	8,009	246,517
First Business Financial Services Inc.	2,293	54,390
First Citizens BancShares Inc./NC Class A	2,383	845,965
First Commonwealth Financial Corp.	22,921	325,020
First Community Bancshares Inc./VA	4,241	127,824
First Community Corp./SCb	1,814	32,743
First Connecticut Bancorp. Inc./Farmington CT	4,012	90,872
First Financial Bancorp.	16,324	464,418
First Financial Bankshares Inc.	17,484	790,277
First Financial Corp./IN	2,760	145,728
First Financial Northwest Inc.	2,543	50,199
First Foundation Inc.[a]	3,118	88,863
First Horizon National Corp.	61,315	1,226,913
First Internet Bancorp.	843	26,976
First Interstate BancSystem Inc.	4,815	204,878
First Merchants Corp.	10,482	394,647
First Mid-Illinois Bancshares Inc.	279	9,486
First Midwest Bancorp. Inc./IL	21,450	541,183
First NBC Bank Holding Co.[a,b]	4,220	30,806
First Northwest Bancorp.[a]	3,218	50,201
First of Long Island Corp. (The)	6,351	181,321
First Republic Bank/CA	41,552	3,828,601
First Savings Financial Group Inc.	214	10,208
First South Bancorp. Inc./Washington NC	2,456	29,349
First U.S. Bancshares Inc.[b]	1,703	18,988
First United Corp.[a]	1,741	27,769
Flushing Financial Corp.	7,236	212,666
FNB Corp./PA	55,637	891,861
Franklin Financial Network Inc.[a]	673	28,165
Fulton Financial Corp.	45,025	846,470
German American Bancorp. Inc.	3,343	175,875
Glacier Bancorp. Inc.	20,146	729,890
Glen Burnie Bancorp.	598	6,877
Great Southern Bancorp. Inc.	2,496	136,406
Great Western Bancorp. Inc.	15,378	670,327

Security	Shares	Value
Green Bancorp. Inc.[a,b]	2,667	$40,538
Guaranty Bancorp.	4,196	101,543
Hancock Holding Co.	16,251	700,418
Hanmi Financial Corp.	8,140	284,086
Hawthorn Bancshares Inc.[b]	1,558	27,499
Heartland Financial USA Inc.	4,635	222,480
Heritage Commerce Corp.	5,203	75,079
Heritage Financial Corp./WA	7,622	196,266
Heritage Oaks Bancorp.	5,181	63,882
Hilltop Holdings Inc.	20,400	607,920
Home BancShares Inc./AR	32,370	898,915
HomeTrust Bancshares Inc.[a]	4,598	119,088
Hope Bancorp Inc.	33,837	740,692
Horizon Bancorp./IN	4,151	116,228
Howard Bancorp. Inc.[a]	701	10,585
Huntington Bancshares Inc./OH	296,821	3,923,974
IBERIABANK Corp.	13,028	1,091,095
Independent Bank Corp./MI	5,712	123,950
Independent Bank Corp./Rockland MA	7,092	499,631
Independent Bank Group Inc.	2,644	164,986
International Bancshares Corp.	14,619	596,455
Investar Holding Corp.	1,815	33,850
Investors Bancorp. Inc.	94,882	1,323,604
JPMorgan Chase & Co.	951,472	82,102,519
KeyCorp	285,958	5,224,453
Lakeland Bancorp. Inc.	10,482	204,399
Lakeland Financial Corp.	6,936	328,489
Landmark Bancorp. Inc./Manhattan KS	676	18,948
LCNB Corp.	2,339	54,382
LegacyTexas Financial Group Inc.	11,961	515,041
Live Oak Bancshares Inc.[b]	1,586	29,341
M&T Bank Corp.	42,029	6,574,596
Macatawa Bank Corp.	7,105	73,963
Mackinac Financial Corp.	764	10,291
MainSource Financial Group Inc.	5,697	195,977
MB Financial Inc.	17,895	845,181
MBT Financial Corp.	5,579	63,322
Melrose Bancorp. Inc.[a]	628	10,582
Mercantile Bank Corp.	4,308	162,412
Merchants Bancshares Inc./VT	1,628	88,238
Mid Penn Bancorp. Inc.	790	18,762

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Middleburg Financial Corp.	1,575	$54,731
Middlefield Banc Corp.[b]	269	10,491
MidSouth Bancorp. Inc.	2,526	34,354
MidWestOne Financial Group Inc.	2,151	80,878
MutualFirst Financial Inc.	1,783	59,017
National Bank Holdings Corp. Class A	7,638	243,576
National Bankshares Inc.[b]	2,154	93,591
National Commerce Corp.[a]	605	22,476
NBT Bancorp. Inc.	11,473	480,489
Nicolet Bankshares Inc.[a]	2,128	101,484
Northrim BanCorp. Inc.	1,786	56,438
Norwood Financial Corp.	745	24,689
Oak Valley Bancorp.	1,755	22,095
OFG Bancorp.	11,549	151,292
Ohio Valley Banc Corp.	781	21,243
Old Line Bancshares Inc.	2,255	54,075
Old National Bancorp./IN	36,074	654,743
Old Point Financial Corp.	766	19,150
Old Second Bancorp. Inc.	7,570	83,648
Opus Bank	5,373	161,459
Orrstown Financial Services Inc.	2,153	48,227
Pacific Continental Corp.	4,936	107,852
Pacific Mercantile Bancorp.[a]	3,205	23,396
Pacific Premier Bancorp. Inc.[a]	5,530	195,485
PacWest Bancorp.	35,451	1,929,952
Park National Corp.	3,197	382,553
Park Sterling Corp.	12,892	139,105
Parke Bancorp. Inc.	1,687	33,993
Patriot National Bancorp Inc.[a]	59	823
Peapack Gladstone Financial Corp.	3,329	102,800
Penns Woods Bancorp. Inc.	1,555	78,527
People’s United Financial Inc.	92,089	1,782,843
People’s Utah Bancorp.	594	15,949
Peoples Bancorp. Inc./OH	4,895	158,892
Peoples Bancorp. of North Carolina Inc.	812	20,357
Peoples Financial Corp./MSa	822	13,275
Peoples Financial Services Corp.	1,804	87,855
Pinnacle Financial Partners Inc.	10,101	699,999
Plumas Bancorp.	1,592	30,248

Security	Shares	Value
PNC Financial Services Group Inc. (The)[c]	132,126	$15,453,457
Popular Inc.	28,674	1,256,495
Porter Bancorp Inc.[a]	457	5,630
Preferred Bank/Los Angeles CA	3,124	163,760
Premier Financial Bancorp. Inc.	1,959	39,376
PrivateBancorp. Inc.	21,251	1,151,592
Prosperity Bancshares Inc.	19,923	1,430,073
QCR Holdings Inc.	3,032	131,286
Regions Financial Corp.	334,222	4,799,428
Renasant Corp.	9,963	420,638
Republic Bancorp. Inc./KY Class A	2,356	93,156
Republic First Bancorp. Inc.[a,b]	9,000	75,150
Royal Bancshares of Pennsylvania Inc.[a]	5,652	23,456
S&T Bancorp. Inc.	9,606	375,018
Salisbury Bancorp. Inc.	207	7,763
Sandy Spring Bancorp. Inc.	6,553	262,054
SB Financial Group Inc.	865	13,883
Seacoast Banking Corp. of Florida[a]	6,702	147,846
Select Bancorp. Inc.[a]	2,348	23,128
ServisFirst Bancshares Inc.	11,158	417,756
Shore Bancshares Inc.	3,270	49,867
Sierra Bancorp.	2,680	71,261
Signature Bank/New York NYa	14,314	2,149,963
Simmons First National Corp. Class A	7,559	469,792
SmartFinancial Inc.[a,b]	1,889	37,402
Sound Financial Bancorp. Inc.	260	7,280
South State Corp.	6,682	584,007
Southern First Bancshares Inc.[a]	1,701	61,236
Southern National Bancorp. of Virginia Inc.	3,065	50,082
Southside Bancshares Inc.	6,683	251,749
Southwest Bancorp. Inc.	5,142	149,118
Southwest Georgia Financial Corp.	281	5,550
State Bank Financial Corp.	9,559	256,755
Sterling Bancorp./DE	31,879	745,969
Stewardship Financial Corp.	1,751	17,160

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Stock Yards Bancorp. Inc.	5,313	$249,445
Stonegate Bank	2,709	113,047
Suffolk Bancorp.	3,136	134,284
Summit Financial Group Inc.	2,423	66,705
Summit State Bank	695	10,425
Sun Bancorp. Inc./NJ	2,508	65,208
Sunshine Bancorp. Inc.[a]	1,557	26,687
SunTrust Banks Inc.	132,251	7,253,967
Sussex Bancorp.	754	15,759
SVB Financial Group[a]	13,894	2,385,044
Synovus Financial Corp.	33,553	1,378,357
TCF Financial Corp.	44,956	880,688
Texas Capital Bancshares Inc.[a]	12,323	966,123
Tompkins Financial Corp.	3,114	294,398
TowneBank/Portsmouth VA	16,632	553,014
TriCo Bancshares	5,059	172,917
Tristate Capital Holdings Inc.[a]	5,539	122,412
Triumph Bancorp. Inc.[a]	4,175	109,176
Trustmark Corp.	17,828	635,568
Two River Bancorp.	2,138	31,899
U.S. Bancorp.	428,562	22,015,230
UMB Financial Corp.	11,477	885,106
Umpqua Holdings Corp.	58,487	1,098,386
Union Bankshares Corp.	11,957	427,343
Union Bankshares Inc./Morrisville VTb	808	36,724
United Bancorp. Inc./OH	1,608	21,708
United Bancshares Inc./OH	679	14,938
United Bankshares Inc./WV	17,270	798,737
United Community Banks Inc./GA	18,983	562,276
United Security Bancshares/Fresno CAa	3,237	25,087
Unity Bancorp. Inc.	1,763	27,679
Univest Corp. of Pennsylvania	4,951	152,986
Valley National Bancorp.	59,410	691,532
Veritex Holdings Inc.[a]	2,164	57,800
Village Bank and Trust Financial Corp.[a]	113	3,136
Washington Trust Bancorp. Inc.	4,037	226,274
WashingtonFirst Bankshares Inc.	2,426	70,330
Webster Financial Corp.	24,238	1,315,639
Wellesley Bank	267	7,409

Security	Shares	Value
Wells Fargo & Co.	1,204,404	$66,374,704
WesBanco Inc.	10,512	452,647
West Bancorp. Inc.	4,264	105,321
Westamerica Bancorp.	6,962	438,119
Westbury Bancorp. Inc.[a]	777	16,084
Western Alliance Bancorp.[a]	24,268	1,182,094
Wintrust Financial Corp.	13,887	1,007,780
Xenith Bankshares Inc.[a,b]	2,066	58,261
Yadkin Financial Corp.	12,682	434,485
Zions BanCorp.	53,815	2,316,198

		432,117,356
BEVERAGES — 1.71%
Boston Beer Co. Inc. (The)[a,b]	2,470	419,530
Brown-Forman Corp. Class A	11,826	546,952
Brown-Forman Corp. Class B	50,390	2,263,519
Castle Brands Inc.[a,b]	21,934	16,670
Coca-Cola Bottling Co. Consolidated	903	161,502
Coca-Cola Co. (The)	1,031,509	42,766,363
Constellation Brands Inc. Class A	46,593	7,143,173
Craft Brew Alliance Inc.[a,b]	2,499	42,233
Crystal Rock Holdings Inc.[a]	2,580	2,116
Dr Pepper Snapple Group Inc.	49,490	4,487,258
MGP Ingredients Inc.	2,132	106,557
Molson Coors Brewing Co. Class B	48,424	4,712,139
Monster Beverage Corp.[a]	108,196	4,797,411
National Beverage Corp.	2,177	111,201
PepsiCo Inc.	381,772	39,944,804
Primo Water Corp.[a]	5,651	69,394
Reed’s Inc.[a,b]	2,618	10,734
Truett-Hurst Inc.[a]	708	1,260
Willamette Valley Vineyards Inc.[a]	794	6,360

		107,609,176
BIOTECHNOLOGY — 2.92%
AbbVie Inc.	433,295	27,132,933
Abeona Therapeutics Inc.[a,b]	6,744	32,708
ACADIA Pharmaceuticals Inc.[a,b]	24,663	711,281
Acceleron Pharma Inc.[a]	9,084	231,824
Achillion Pharmaceuticals Inc.[a]	31,179	128,769
Acorda Therapeutics Inc.[a]	12,364	232,443

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Actinium Pharmaceuticals Inc.[a]	9,750	$8,531
Adamas Pharmaceuticals Inc.[a,b]	9,348	157,981
ADMA Biologics Inc.[a,b]	684	3,502
Aduro Biotech Inc.[a,b]	6,438	73,393
Advaxis Inc.[a,b]	7,399	52,977
Adverum Biotechnologies Inc.[a]	4,747	13,766
Aeglea BioTherapeutics Inc.[a,b]	2,775	12,071
Aevi Genomic Medicine Inc.[a,b]	8,731	45,227
Agenus Inc.[a,b]	18,857	77,691
Agios Pharmaceuticals Inc.[a,b]	7,516	313,643
Aimmune Therapeutics Inc.[a,b]	2,630	53,783
Akebia Therapeutics Inc.[a]	8,115	84,477
Albireo Pharma Inc.[a]	17	301
Alder Biopharmaceuticals Inc.[a,b]	11,648	242,278
Aldeyra Therapeutics Inc.[a,b]	1,757	9,400
Alexion Pharmaceuticals Inc.[a]	60,429	7,393,488
Alkermes PLC[a]	43,237	2,403,112
Alnylam Pharmaceuticals Inc.[a,b]	18,871	706,530
AMAG Pharmaceuticals Inc.[a,b]	10,596	368,741
Amgen Inc.	197,271	28,842,993
Amicus Therapeutics Inc.[a,b]	36,779	182,792
Ampliphi Biosciences Corp.[a]	777	342
Anavex Life Sciences Corp.[a,b]	8,151	32,278
Anthera Pharmaceuticals Inc.[a,b]	9,543	6,194
Apollo Endosurgery Inc.[a,b]	73	979
Applied Genetic Technologies Corp./DEa	2,716	25,395
Aptevo Therapeutics Inc.[a]	4,367	10,655
Aquinox Pharmaceuticals Inc.[a]	2,502	41,308
ARCA biopharma Inc.[a,b]	865	2,465
Ardelyx Inc.[a,b]	4,754	67,507
Arena Pharmaceuticals Inc.[a,b]	63,524	90,204
Argos Therapeutics Inc.[a,b]	4,192	20,541
ARIAD Pharmaceuticals Inc.[a]	51,601	641,916
ArQule Inc.[a]	15,542	19,583
Array BioPharma Inc.[a]	49,160	432,116
Arrowhead Pharmaceuticals Inc.[a,b]	15,503	24,030
Asterias Biotherapeutics Inc.[a]	3,039	13,979
Atara Biotherapeutics Inc.[a,b]	4,647	65,987
Athersys Inc.[a,b]	22,237	34,023
aTyr Pharma Inc.[a]	1,742	3,745

Security	Shares	Value
AVEO Pharmaceuticals Inc.[a]	16,272	$8,787
Avexis Inc.[a,b]	5,160	246,287
Aviragen Therapeutics Inc.[a]	11,461	14,097
Bellicum Pharmaceuticals Inc.[a,b]	2,243	30,550
Biocept Inc.[a,b]	30,436	23,588
BioCryst Pharmaceuticals Inc.[a]	21,531	136,291
Biogen Inc.[a]	57,432	16,286,567
BioMarin Pharmaceutical Inc.[a]	46,445	3,847,504
Bioptix Inc.[a]	2,125	8,160
BioSpecifics Technologies Corp.[a]	1,589	88,507
Biostage Inc.[a]	4,230	3,765
BioTime Inc.[a,b]	16,329	58,948
Bluebird Bio Inc.[a,b]	10,552	651,058
Blueprint Medicines Corp.[a,b]	2,347	65,833
Brainstorm Cell Therapeutics Inc.[a,b]	4,987	12,667
Caladrius Biosciences Inc.[a]	1,526	4,319
Calithera Biosciences Inc.[a]	3,052	9,919
Cancer Genetics Inc.[a,b]	3,242	4,377
Capricor Therapeutics Inc.[a,b]	2,284	6,075
Cara Therapeutics Inc.[a,b]	4,668	43,366
CareDx Inc.[a]	2,155	5,819
Cascadian Therapeutics Inc.[a]	4,048	17,447
CASI Pharmaceuticals Inc.[a]	7,216	8,298
Catabasis Pharmaceuticals Inc.[a,b]	1,684	6,079
Catalyst Biosciences Inc.[a]	683	444
Catalyst Pharmaceuticals Inc.[a,b]	58,345	61,262
CEL-SCI Corp.[a]	31,186	2,096
Celgene Corp.[a]	204,848	23,711,156
Celldex Therapeutics Inc.[a,b]	26,937	95,357
Cellectar Biosciences Inc.[a,b]	597	728
Cellular Biomedicine Group Inc.[a]	2,285	29,933
Celsion Corp.[a]	5,040	1,572
Cerulean Pharma Inc.[a,b]	4,278	3,030
ChemoCentryx Inc.[a]	5,581	41,299
Chiasma Inc.[a,b]	1,839	3,586
Chimerix Inc.[a]	20,551	94,535
Cidara Therapeutics Inc.[a,b]	1,604	16,682
Cleveland BioLabs Inc.[a]	741	1,052
Clovis Oncology Inc.[a,b]	9,852	437,626
Coherus Biosciences Inc.[a,b]	7,666	215,798
CoLucid Pharmaceuticals Inc.[a]	1,706	62,098

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Conatus Pharmaceuticals Inc.[a,b]	4,056	$21,375
Concert Pharmaceuticals Inc.[a]	4,099	42,179
Corbus Pharmaceuticals Holdings Inc.[a,b]	8,894	75,154
CorMedix Inc.[a,b]	9,811	15,011
Corvus Pharmaceuticals Inc.[a]	901	12,884
CTI BioPharma Corp.[a]	52,768	21,265
Curis Inc.[a,b]	29,207	89,958
Cyclacel Pharmaceuticals Inc.[a]	796	4,211
Cytokinetics Inc.[a]	9,780	118,827
CytomX Therapeutics Inc.[a,b]	1,853	20,364
Cytori Therapeutics Inc.[a,b]	3,109	4,695
CytRx Corp.[a]	14,927	5,556
Dicerna Pharmaceuticals Inc.[a,b]	3,283	9,455
Dimension Therapeutics Inc.[a]	1,731	7,530
Dyax Corp.[a]	19,917	22,108
Dynavax Technologies Corp.[a,b]	9,920	39,184
Eagle Pharmaceuticals Inc./DEa	1,765	140,035
Edge Therapeutics Inc.[a,b]	2,229	27,862
Editas Medicine Inc.[a,b]	1,642	26,650
Eiger Biopharmaceuticals Inc.[a,b]	248	2,889
Eleven Biotherapeutics Inc.[a,b]	2,365	4,517
Emergent BioSolutions Inc.[a,b]	8,123	266,759
Enanta Pharmaceuticals Inc.[a]	3,230	108,205
Epizyme Inc.[a,b]	10,704	129,518
Esperion Therapeutics Inc.[a,b]	5,375	67,295
Exact Sciences Corp.[a,b]	27,479	367,119
Exelixis Inc.[a]	56,252	838,717
Fate Therapeutics Inc.[a,b]	5,527	13,873
Fibrocell Science Inc.[a]	7,139	4,498
FibroGen Inc.[a,b]	14,190	303,666
Five Prime Therapeutics Inc.[a]	7,053	353,426
Flexion Therapeutics Inc.[a,b]	5,381	102,347
Fortress Biotech Inc.[a,b]	27,107	73,189
Foundation Medicine Inc.[a,b]	5,408	95,722
Galectin Therapeutics Inc.[a,b]	8,101	7,937
Galena Biopharma Inc.[a,b]	2,337	4,534
Genocea Biosciences Inc.[a,b]	5,106	21,037
Genomic Health Inc.[a,b]	4,747	139,514
GenVec Inc.[a]	437	1,403
Geron Corp.[a,b]	41,425	85,750
Gilead Sciences Inc.	350,113	25,071,592
Global Blood Therapeutics Inc.[a,b]	7,537	108,910

Security	Shares	Value
GlycoMimetics Inc.[a,b]	4,636	$28,280
GTx Inc.[a]	1,280	6,758
Halozyme Therapeutics Inc.[a,b]	30,173	298,109
Heat Biologics Inc.[a,b]	2,372	2,028
Hemispherx Biopharma Inc.[a]	6,904	4,762
Heron Therapeutics Inc.[a,b]	7,973	104,446
Histogenics Corp.[a]	2,489	4,157
iBio Inc.[a]	21,982	8,683
Idera Pharmaceuticals Inc.[a,b]	26,248	39,372
Ignyta Inc.[a]	9,018	47,795
Immucell Corp.[a,b]	736	4,379
Immune Design Corp.[a,b]	2,239	12,315
Immune Pharmaceuticals Inc.[a,b]	8,931	1,625
ImmunoCellular Therapeutics Ltd.[a,b]	672	1,378
ImmunoGen Inc.[a,b]	22,354	45,602
Immunomedics Inc.[a,b]	23,720	87,052
Incyte Corp.[a]	46,336	4,646,111
Infinity Pharmaceuticals Inc.[a]	11,582	15,636
Inotek Pharmaceuticals Corp.[a,b]	4,025	24,552
Inovio Pharmaceuticals Inc.[a,b]	17,461	121,179
Insmed Inc.[a,b]	16,317	215,874
Insys Therapeutics Inc.[a,b]	11,671	107,373
Intercept Pharmaceuticals Inc.[a,b]	4,691	509,677
Intrexon Corp.[a,b]	15,258	370,769
Invitae Corp.[a,b]	2,232	17,722
Ionis Pharmaceuticals Inc.[a,b]	32,137	1,537,113
Ironwood Pharmaceuticals Inc.[a]	42,785	654,183
IsoRay Inc.[a]	16,494	9,567
Juno Therapeutics Inc.[a,b]	20,264	381,976
KalVista Pharmaceuticals Inc.[a,b]	2,274	16,077
Karyopharm Therapeutics Inc.[a,b]	5,177	48,664
Keryx Biopharmaceuticals Inc.[a,b]	28,590	167,537
Kindred Biosciences Inc.[a]	4,072	17,306
Kite Pharma Inc.[a,b]	12,355	553,998
Kura Oncology Inc.[a,b]	1,838	10,844
La Jolla Pharmaceutical Co.[a,b]	3,265	57,235
Lexicon Pharmaceuticals Inc.[a,b]	12,073	166,970
Ligand Pharmaceuticals Inc.[a,b]	5,553	564,240
Lion Biotechnologies Inc.[a,b]	12,410	86,249
Loxo Oncology Inc.[a]	3,071	98,625
MacroGenics Inc.[a]	7,847	160,393
Madrigal Pharmaceuticals Inc.[a,b]	632	9,417

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
MannKind Corp.[a,b]	85,901	$54,693
Mast Therapeutics Inc.[a]	48,401	4,201
MediciNova Inc.[a,b]	7,163	43,193
MEI Pharma Inc.[a]	7,391	10,643
Merrimack Pharmaceuticals Inc.[a,b]	30,227	123,326
MiMedx Group Inc.[a,b]	26,139	231,592
Minerva Neurosciences Inc.[a,b]	4,204	49,397
Mirati Therapeutics Inc.[a,b]	4,143	19,679
Mirna Therapeutics Inc.[a,b]	1,852	3,334
Momenta Pharmaceuticals Inc.[a]	16,468	247,843
Myriad Genetics Inc.[a,b]	17,936	298,993
NanoViricides Inc.[a,b]	11,467	12,270
NantKwest Inc.[a,b]	7,902	45,199
Natera Inc.[a]	2,645	30,973
Navidea Biopharmaceuticals Inc.[a,b]	37,011	23,258
Neothetics Inc.[a]	1,751	1,961
Neuralstem Inc.[a]	24,841	6,854
Neurocrine Biosciences Inc.[a]	23,826	922,066
NewLink Genetics Corp.[a,b]	6,525	67,077
Nivalis Therapeutics Inc.[a]	1,790	4,010
Novavax Inc.[a]	103,618	130,559
Ohr Pharmaceutical Inc.[a]	6,683	10,025
Oncocyte Corp.[a]	693	4,886
OncoGenex Pharmaceuticals Inc.[a]	117,763	58,870
OncoMed Pharmaceuticals Inc.[a,b]	3,198	24,657
Onconova Therapeutics Inc.[a,b]	460	1,044
Oncosec Medical Inc.[a,b]	4,804	5,909
Opexa Therapeutics Inc.[a,b]	2,486	2,287
OpGen Inc.[a,b]	640	736
Ophthotech Corp.[a,b]	7,608	36,747
OPKO Health Inc.[a,b]	101,192	941,086
Oragenics Inc.[a]	5,133	2,772
Organovo Holdings Inc.[a]	22,746	77,109
Osiris Therapeutics Inc.[a]	4,309	21,157
Otonomy Inc.[a]	5,549	88,229
OvaScience Inc.[a,b]	9,236	14,131
Palatin Technologies Inc.[a]	15,397	7,849
Peregrine Pharmaceuticals Inc.[a]	53,110	16,379
Pfenex Inc.[a,b]	4,274	38,765
PharmAthene Inc.[a]	14,987	48,708
Portola Pharmaceuticals Inc.[a,b]	16,459	369,340

Security	Shares	Value
Progenics Pharmaceuticals Inc.[a,b]	18,739	$161,905
Proteon Therapeutics Inc.[a,b]	1,833	3,483
Proteostasis Therapeutics Inc.[a]	1,610	19,739
Prothena Corp. PLC[a,b]	9,272	456,090
PTC Therapeutics Inc.[a]	9,103	99,314
Puma Biotechnology Inc.[a,b]	9,368	287,598
Radius Health Inc.[a,b]	9,455	359,574
Recro Pharma Inc.[a]	884	7,125
Regeneron Pharmaceuticals Inc.[a]	20,389	7,484,598
REGENXBIO Inc.[a,b]	5,616	104,177
Regulus Therapeutics Inc.[a,b]	7,128	16,038
Repligen Corp.[a]	9,272	285,763
Retrophin Inc.[a,b]	8,024	151,894
Rexahn Pharmaceuticals Inc.[a]	56,586	8,030
Rigel Pharmaceuticals Inc.[a]	36,523	86,925
RXi Pharmaceuticals Corp.[a,b]	2,343	1,675
Sage Therapeutics Inc.[a,b]	9,704	495,486
Sangamo BioSciences Inc.[a,b]	18,021	54,964
Sarepta Therapeutics Inc.[a]	15,702	430,706
Seattle Genetics Inc.[a,b]	24,066	1,269,963
Seres Therapeutics Inc.[a]	11,313	111,999
Signal Genetics Inc.[a]	119	596
Sorrento Therapeutics Inc.[a,b]	6,586	32,271
Spark Therapeutics Inc.[a]	5,509	274,899
Spectrum Pharmaceuticals Inc.[a]	15,481	68,581
Stemline Therapeutics Inc.[a,b]	4,257	45,550
Sunesis Pharmaceuticals Inc.[a]	3,051	11,045
Syndax Pharmaceuticals Inc.[a]	849	6,087
Synergy Pharmaceuticals Inc.[a]	48,474	295,207
Synthetic Biologics Inc.[a,b]	20,336	15,508
T2 Biosystems Inc.[a,b]	4,211	22,150
Tenax Therapeutics Inc.[a,b]	7,137	13,917
TESARO Inc.[a]	7,560	1,016,669
TG Therapeutics Inc.[a,b]	9,972	46,370
Threshold Pharmaceuticals Inc.[a]	16,898	7,452
Tokai Pharmaceuticals Inc.[a,b]	2,137	2,090
Tonix Pharmaceuticals Holding Corp.[a]	5,071	2,384
Tracon Pharmaceuticals Inc.[a]	1,788	8,761
Trevena Inc.[a,b]	8,094	47,593
TrovaGene Inc.[a,b]	7,408	15,557
Ultragenyx Pharmaceutical Inc.[a,b]	9,586	673,992
United Therapeutics Corp.[a]	11,611	1,665,366

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Vanda Pharmaceuticals Inc.[a]	11,497	$183,377
Veracyte Inc.[a]	4,108	31,796
Verastem Inc.[a]	7,987	8,945
Vericel Corp.[a]	7,159	21,477
Versartis Inc.[a]	5,045	75,170
Vertex Pharmaceuticals Inc.[a]	66,951	4,932,280
Vical Inc.[a]	2,645	6,084
Viking Therapeutics Inc.[a]	703	837
Vital Therapies Inc.[a]	5,760	25,056
Voyager Therapeutics Inc.[a,b]	1,613	20,550
vTv Therapeutics Inc. Class Aa,b	2,174	10,500
Windtree Therapeutics Inc.[a]	2,655	3,292
XBiotech Inc.[a,b]	840	8,501
Xencor Inc.[a]	8,245	217,008
XOMA Corp.[a,b]	1,535	6,478
Zafgen Inc.[a,b]	4,996	15,887
ZIOPHARM Oncology Inc.[a,b]	34,238	183,173

		183,580,501
BUILDING PRODUCTS — 0.46%
AAON Inc.	10,484	346,496
Advanced Drainage Systems Inc.	9,478	195,247
Allegion PLC	25,042	1,602,688
Alpha Pro Tech Ltd.[a]	4,129	14,452
American Woodmark Corp.[a]	4,035	303,634
AO Smith Corp.	39,346	1,863,033
Apogee Enterprises Inc.	7,471	400,147
Armstrong Flooring Inc.[a]	6,516	129,734
Armstrong World Industries Inc.[a,b]	12,662	529,272
Builders FirstSource Inc.[a]	22,403	245,761
Continental Building Products Inc.[a]	10,621	245,345
Continental Materials Corp.[a]	77	1,844
CSW Industrials Inc.[a]	4,102	151,159
Fortune Brands Home & Security Inc.	40,838	2,183,199
Gibraltar Industries Inc.[a]	7,905	329,243
Griffon Corp.	9,867	258,515
Insteel Industries Inc.	2,308	82,257
Jewett-Cameron Trading Co. Ltd.[a]	283	3,467
Johnson Controls International PLC	250,723	10,327,280
Lennox International Inc.	10,134	1,552,225

Security	Shares	Value
Masco Corp.	88,091	$2,785,437
Masonite International Corp.[a]	7,547	496,593
NCI Building Systems Inc.[a]	9,659	151,163
Owens Corning	30,189	1,556,545
Patrick Industries Inc.[a]	4,060	309,778
PGT Innovations Inc.[a]	12,527	143,434
Ply Gem Holdings Inc.[a]	5,573	90,561
Quanex Building Products Corp.	9,051	183,735
Simpson Manufacturing Co. Inc.	10,545	461,344
Tecogen Inc.[a,b]	1,541	6,472
Trex Co. Inc.[a]	7,688	495,107
Universal Forest Products Inc.	5,191	530,416
USG Corp.[a,b]	24,611	710,766

		28,686,349
CAPITAL MARKETS — 2.74%
Affiliated Managers Group Inc.[a]	14,456	2,100,457
Ameriprise Financial Inc.	42,355	4,698,864
Artisan Partners Asset Management Inc.	10,184	302,974
Ashford Inc.[a]	153	6,749
Associated Capital Group Inc.	1,583	52,002
Bank of New York Mellon Corp. (The)	284,670	13,487,665
Bats Global Markets Inc.	7,278	243,886
BGC Partners Inc. Class A	46,718	477,925
BlackRock Inc.[c]	32,285	12,285,734
Calamos Asset Management Inc. Class A	4,323	36,962
CBOE Holdings Inc.	21,702	1,603,561
Charles Schwab Corp. (The)	321,617	12,694,223
CME Group Inc.	90,918	10,487,391
Cohen & Steers Inc.	2,723	91,493
Cowen Group Inc. Class Aa,b	6,733	104,361
Diamond Hill Investment Group Inc.	627	131,908
Donnelley Financial Solutions Inc.[a]	6,985	160,515
E*TRADE Financial Corp.[a]	73,637	2,551,522
Eaton Vance Corp. NVS	29,938	1,253,803
Evercore Partners Inc. Class A	10,397	714,274
FactSet Research Systems Inc.	10,597	1,731,868
FBR & Co.	972	12,636

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Federated Investors Inc. Class B	18,196	$514,583
Fifth Street Asset Management Inc.	1,641	10,995
Financial Engines Inc.	14,138	519,571
Franklin Resources Inc.	92,838	3,674,528
FXCM Inc.[a]	1,618	11,407
GAIN Capital Holdings Inc.	6,646	43,731
GAMCO Investors Inc. Class A	668	20,635
Goldman Sachs Group Inc. (The)	98,382	23,557,570
Greenhill & Co. Inc.	7,519	208,276
Houlihan Lokey Inc.	3,135	97,561
Institutional Financial Markets Inc.	4,634	5,514
Interactive Brokers Group Inc. Class A	16,300	595,113
Intercontinental Exchange Inc.	157,594	8,891,453
INTL. FCStone Inc.[a]	4,184	165,686
Invesco Ltd.	110,103	3,340,525
Investment Technology Group Inc.	4,349	85,849
Janus Capital Group Inc.	39,098	518,830
KCG Holdings Inc. Class Aa	12,951	171,601
Ladenburg Thalmann Financial Services Inc.[a]	28,553	69,669
Lazard Ltd. Class A	34,769	1,428,658
Legg Mason Inc.	19,168	573,315
LPL Financial Holdings Inc.	20,259	713,319
Manning & Napier Inc.	4,203	31,733
MarketAxess Holdings Inc.	9,309	1,367,678
Medley Management Inc.	1,831	18,127
Moelis & Co. Class A	4,823	163,500
Moody’s Corp.	44,626	4,206,893
Morgan Stanley	383,184	16,189,524
Morningstar Inc.	4,927	362,430
MSCI Inc.	24,384	1,920,972
Nasdaq Inc.	30,578	2,052,395
Northern Trust Corp.	56,781	5,056,348
NorthStar Asset Management Group Inc.	50,694	756,354
Oppenheimer Holdings Inc. Class A	2,565	47,709
Piper Jaffray Companies[a,b]	4,149	300,802
PJT Partners Inc.	4,609	142,326

Security	Shares	Value
Pzena Investment Management Inc. Class A	4,146	$46,062
Raymond James Financial Inc.	33,723	2,335,992
S&P Global Inc.	69,194	7,441,123
Safeguard Scientifics Inc.[a]	5,210	70,075
SEI Investments Co.	36,126	1,783,179
Silvercrest Asset Management Group Inc.	1,858	24,433
State Street Corp.	97,287	7,561,146
Stifel Financial Corp.[a]	17,549	876,573
T Rowe Price Group Inc.	65,911	4,960,462
TD Ameritrade Holding Corp.	63,644	2,774,878
TheStreet Inc.	9,829	8,355
U.S. Global Investors Inc. Class A	5,183	7,049
Value Line Inc.	194	3,783
Virtu Financial Inc. Class A	13,084	208,690
Virtus Investment Partners Inc.[b]	1,781	210,247
Waddell & Reed Financial Inc. Class A	21,851	426,313
Westwood Holdings Group Inc.	2,203	132,158
WisdomTree Investments Inc.	24,970	278,166
ZAIS Group Holdings Inc.[a]	855	1,257

		172,215,894
CHEMICALS — 2.17%
A Schulman Inc.	7,510	251,209
AdvanSix Inc.[a]	7,955	176,124
AgroFresh Solutions Inc.[a,b]	6,760	17,914
Air Products & Chemicals Inc.	58,081	8,353,209
Albemarle Corp.	29,577	2,545,988
American Vanguard Corp.	6,731	128,899
Ashland Global Holdings Inc.	16,316	1,783,176
Axalta Coating Systems Ltd.[a]	54,283	1,476,498
Balchem Corp.	9,272	778,106
BioAmber Inc.[a]	4,895	26,923
Cabot Corp.	16,657	841,845
Calgon Carbon Corp.	13,155	223,635
Celanese Corp. Series A	38,992	3,070,230
CF Industries Holdings Inc.	56,350	1,773,898
Chase Corp.	2,144	179,131
Chemours Co. (The)	48,856	1,079,229
Chemtura Corp.[a]	16,976	563,603

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Codexis Inc.[a]	8,058	$37,067
Core Molding Technologies Inc.[a,b]	2,149	36,769
Dow Chemical Co. (The)	298,231	17,064,778
Eastman Chemical Co.	39,218	2,949,586
Ecolab Inc.	70,257	8,235,526
EI du Pont de Nemours & Co.	231,324	16,979,182
Ferro Corp.[a]	22,362	320,447
Flotek Industries Inc.[a,b]	14,050	131,930
FMC Corp.	35,119	1,986,331
FutureFuel Corp.	5,767	80,161
GCP Applied Technologies Inc.[a]	19,093	510,738
Hawkins Inc.	2,480	133,796
HB Fuller Co.	13,002	628,127
Huntsman Corp.	52,270	997,312
Ikonics Corp.[a]	237	2,690
Ingevity Corp.[a]	11,529	632,481
Innophos Holdings Inc.	4,958	259,105
Innospec Inc.	6,518	446,483
International Flavors & Fragrances Inc.	21,274	2,506,715
Intrepid Potash Inc.[a]	28,953	60,222
KMG Chemicals Inc.	2,190	85,169
Koppers Holdings Inc.[a]	5,135	206,940
Kraton Corp.[a]	8,064	229,663
Kronos Worldwide Inc.	5,525	65,969
LSB Industries Inc.[a,b]	5,012	42,201
LyondellBasell Industries NV Class A	90,354	7,750,566
Marrone Bio Innovations Inc.[a,b]	5,563	11,905
Metabolix Inc.[a]	2,428	850
Minerals Technologies Inc.	9,398	725,995
Monsanto Co.	115,838	12,187,316
Mosaic Co. (The)	88,623	2,599,313
NewMarket Corp.	2,570	1,089,269
Northern Technologies International Corp.[a]	791	10,876
Olin Corp.	43,964	1,125,918
OMNOVA Solutions Inc.[a]	12,152	121,520
Platform Specialty Products Corp.[a,b]	53,550	525,325
PolyOne Corp.	22,277	713,755
PPG Industries Inc.	69,740	6,608,562

Security	Shares	Value
Praxair Inc.	75,618	$8,861,673
Quaker Chemical Corp.	3,257	416,701
Rayonier Advanced Materials Inc.	11,418	176,522
RPM International Inc.	34,955	1,881,628
Scotts Miracle-Gro Co. (The) Class A	12,049	1,151,282
Senomyx Inc.[a,b]	12,002	11,522
Sensient Technologies Corp.	12,008	943,589
Sherwin-Williams Co. (The)	21,620	5,810,159
Stepan Co.	4,828	393,385
TerraVia Holdings Inc.[a,b]	46,422	53,385
TOR Minerals International Inc.[a]	263	1,591
Trecora Resources[a]	5,002	69,278
Tredegar Corp.	6,665	159,960
Trinseo SA	11,896	705,433
Tronox Ltd. Class A	19,954	205,726
Valspar Corp. (The)	19,394	2,009,412
Valvoline Inc.[b]	6,757	145,275
Westlake Chemical Corp.	10,350	579,496
WR Grace & Co.	18,835	1,273,999

		136,220,191
COMMERCIAL SERVICES & SUPPLIES — 0.54%
ABM Industries Inc.	14,666	598,959
ACCO Brands Corp.[a]	27,697	361,446
Acme United Corp.	740	18,929
AMREP Corp.[a]	692	5,135
Aqua Metals Inc.[a,b]	2,348	30,782
ARC Document Solutions Inc.[a]	10,092	51,267
Brady Corp. Class A	12,266	460,588
Brink’s Co. (The)	12,899	532,084
Casella Waste Systems Inc. Class Aa	9,801	121,630
CECO Environmental Corp.	7,136	99,547
Cemtrex Inc.[a]	2,492	18,391
Cenveo Inc.[a]	2,233	15,609
Cintas Corp.	22,710	2,624,368
Clean Harbors Inc.[a]	14,090	784,108
Command Security Corp.[a,b]	2,172	5,973
CompX International Inc.	257	4,138
Copart Inc.[a]	26,549	1,471,080
Covanta Holding Corp.	34,509	538,340
Deluxe Corp.	12,772	914,603

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Ecology and Environment Inc. Class A	220	$2,321
Ennis Inc.	6,754	117,182
Essendant Inc.	9,778	204,360
Fuel Tech Inc.[a]	4,830	5,555
G&K Services Inc. Class A	5,065	488,519
Healthcare Services Group Inc.	19,198	751,986
Heritage-Crystal Clean Inc.[a]	4,235	66,490
Herman Miller Inc.	15,440	528,048
HNI Corp.	11,864	663,435
Hudson Technologies Inc.[a]	7,487	59,971
Industrial Services of America Inc.[a,b]	2,547	4,559
InnerWorkings Inc.[a]	10,001	98,510
Interface Inc.	17,161	318,337
Intersections Inc.[a]	3,299	13,163
KAR Auction Services Inc.	36,252	1,545,060
Kimball International Inc. Class B	44	773
Knoll Inc.	10,460	292,148
LSC Communications Inc.	6,985	207,315
MagneGas Corp.[a,b]	8,220	3,699
Matthews International Corp. Class A	8,254	634,320
McGrath RentCorp	5,528	216,642
Mobile Mini Inc.	12,006	363,182
MSA Safety Inc.	8,113	562,474
Multi-Color Corp.	3,237	251,191
NL Industries Inc.[a]	2,526	20,587
Odyssey Marine Exploration Inc.[a,b]	1,810	6,190
Performant Financial Corp.[a]	9,953	23,390
Perma-Fix Environmental Services[a]	3,177	12,390
Pitney Bowes Inc.	49,823	756,811
Quad/Graphics Inc.	6,524	175,365
Quest Resource Holding Corp.[a]	2,652	6,497
Republic Services Inc.	60,807	3,469,039
Rollins Inc.	24,840	839,095
RR Donnelley & Sons Co.	26,041	424,989
SP Plus Corp.[a]	4,803	135,204
Steelcase Inc. Class A	23,695	424,141
Stericycle Inc.[a,b]	19,882	1,531,709
Team Inc.[a,b]	7,601	298,339

Security	Shares	Value
Tetra Tech Inc.	15,331	$661,533
TRC Companies Inc.[a]	7,366	78,080
U.S. Ecology Inc.	5,589	274,699
UniFirst Corp./MA	4,235	608,358
Versar Inc.[a]	2,304	3,180
Viad Corp.	5,078	223,940
Virco Manufacturing Corp.[a]	2,212	9,512
VSE Corp.	2,233	86,730
Waste Management Inc.	109,408	7,758,121
West Corp.	12,941	320,419
Wilhelmina International Inc.[a]	303	2,651

		34,207,186
COMMUNICATIONS EQUIPMENT — 1.15%
ADTRAN Inc.	12,884	287,957
Aerohive Networks Inc.[a]	6,712	38,258
Applied Optoelectronics Inc.[a]	4,173	97,815
Arista Networks Inc.[a,b]	11,120	1,076,082
ARRIS International PLC[a]	50,552	1,523,132
Aviat Networks Inc.[a]	1,806	25,067
Bel Fuse Inc. Class A	246	6,226
Bel Fuse Inc. Class B	2,430	75,087
Black Box Corp.	4,247	64,767
Brocade Communications Systems Inc.	107,621	1,344,186
CalAmp Corp.[a,b]	9,697	140,607
Calix Inc.[a]	12,003	92,423
Ciena Corp.[a]	34,433	840,510
Cisco Systems Inc.	1,339,926	40,492,564
Clearfield Inc.[a]	3,063	63,404
ClearOne Inc.	1,706	19,448
CommScope Holding Co. Inc.[a]	49,898	1,856,206
Communications Systems Inc.	1,827	8,459
Comtech Telecommunications Corp.	17,791	210,823
DASAN Zhone Solutions Inc.[a]	7,137	7,021
Digi International Inc.[a]	6,740	92,675
EchoStar Corp. Class Aa	12,219	627,934
EMCORE Corp.	3,663	31,868
Extreme Networks Inc.[a]	26,881	135,211
F5 Networks Inc.[a]	17,541	2,538,534
Finisar Corp.[a]	28,850	873,290
Harmonic Inc.[a]	22,844	114,220

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Harris Corp.	32,715	$3,352,306
Infinera Corp.[a]	37,516	318,511
InfoSonics Corp.[a]	4,674	1,822
Inseego Corp.[a]	8,255	20,142
InterDigital Inc./PA	9,271	846,906
Inventergy Global Inc.[a]	300	224
Ixia[a]	16,247	261,577
Juniper Networks Inc.	102,778	2,904,506
KVH Industries Inc.[a]	4,132	48,758
Lantronix Inc.[a]	2,338	3,975
Lumentum Holdings Inc.[a]	15,499	599,036
Motorola Solutions Inc.	44,189	3,662,826
MRV Communications Inc.[a]	1,782	14,523
NETGEAR Inc.[a]	8,916	484,585
NetScout Systems Inc.[a]	24,848	782,712
Network-1 Technologies Inc.[a]	3,297	11,210
Oclaro Inc.[a]	25,362	226,990
Optical Cable Corp.[a]	2,303	7,370
Palo Alto Networks Inc.[a]	24,462	3,058,973
ParkerVision Inc.[a,b]	3,036	5,586
PC-Tel Inc.	4,808	25,867
Plantronics Inc.	8,990	492,292
RELM Wireless Corp.	3,993	18,967
Resonant Inc.[a,b]	1,802	9,100
ShoreTel Inc.[a]	17,190	122,909
Sonus Networks Inc.[a]	13,023	82,045
TESSCO Technologies Inc.	1,738	22,594
Ubiquiti Networks Inc.[a,b]	6,702	387,376
ViaSat Inc.[a,b]	14,227	942,112
Viavi Solutions Inc.[a]	62,186	508,682
Westell Technologies Inc. Class Aa	12,208	7,935
xG Technology Inc.[a,b]	195	263

		71,916,454
CONSTRUCTION & ENGINEERING — 0.22%
AECOM[a]	40,759	1,481,997
Aegion Corp.[a]	9,626	228,136
Ameresco Inc. Class Aa,b	5,042	27,731
Argan Inc.	3,149	222,162
Chicago Bridge & Iron Co. NV	28,725	912,019
Comfort Systems USA Inc.	9,763	325,108
Dycom Industries Inc.[a,b]	8,941	717,873

Security	Shares	Value
EMCOR Group Inc.	16,459	$1,164,639
Fluor Corp.	36,846	1,935,152
Goldfield Corp. (The)[a]	7,471	38,102
Granite Construction Inc.	10,327	567,985
Great Lakes Dredge & Dock Corp.[a]	15,004	63,017
HC2 Holdings Inc.[a]	7,201	42,702
IES Holdings Inc.[a,b]	2,350	45,002
Jacobs Engineering Group Inc.[a]	32,070	1,827,990
KBR Inc.	37,463	625,257
Layne Christensen Co.[a,b]	5,596	60,829
MasTec Inc.[a]	17,453	667,577
MYR Group Inc.[a]	5,177	195,069
Northwest Pipe Co.[a]	2,522	43,429
NV5 Global Inc.[a]	2,052	68,537
Orion Group Holdings Inc.[a]	7,362	73,252
Primoris Services Corp.	9,975	227,230
Quanta Services Inc.[a]	39,888	1,390,097
Sterling Construction Co. Inc.[a]	4,756	40,236
Tutor Perini Corp.[a]	10,491	293,748
Valmont Industries Inc.	5,442	766,778

		14,051,654
CONSTRUCTION MATERIALS — 0.17%
Eagle Materials Inc.	12,644	1,245,814
Headwaters Inc.[a]	19,433	457,064
Martin Marietta Materials Inc.	16,891	3,741,863
Summit Materials Inc. Class Aa,b	25,213	599,817
Tecnoglass Inc.[b]	605	7,411
U.S. Concrete Inc.[a,b]	4,052	265,406
U.S. Lime & Minerals Inc.	502	38,027
Vulcan Materials Co.	35,100	4,392,765

		10,748,167
CONSUMER FINANCE — 0.81%
Ally Financial Inc.	120,892	2,299,366
American Express Co.	203,341	15,063,501
Asta Funding Inc.[a]	2,374	23,265
Atlanticus Holdings Corp.[a]	1,610	4,589
Capital One Financial Corp.	129,348	11,284,320
Consumer Portfolio Services Inc.[a]	5,099	26,107
Credit Acceptance Corp.[a,b]	3,379	734,966
Discover Financial Services	106,002	7,641,684
Emergent Capital Inc.[a,b]	7,132	8,630

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Encore Capital Group Inc.[a,b]	4,606	$131,962
Enova International Inc.[a]	7,520	94,376
Ezcorp Inc. Class Aa	14,170	150,910
FirstCash Inc.	11,341	533,027
Green Dot Corp. Class Aa	11,829	278,573
LendingClub Corp.[a,b]	90,829	476,852
Navient Corp.	87,837	1,443,162
Nelnet Inc. Class A	4,907	249,030
Nicholas Financial Inc.[a]	3,053	36,300
OneMain Holdings Inc.[a,b]	12,458	275,820
PRA Group Inc.[a,b]	12,416	485,466
Regional Management Corp.[a]	2,682	70,483
Santander Consumer USA Holdings Inc.[a]	35,069	473,431
SLM Corp.[a]	112,993	1,245,183
Synchrony Financial	210,284	7,627,001
World Acceptance Corp.[a,b]	2,328	149,644

		50,807,648
CONTAINERS & PACKAGING — 0.47%
AEP Industries Inc.	813	94,389
AptarGroup Inc.	16,780	1,232,491
Avery Dennison Corp.	23,851	1,674,817
Ball Corp.	46,538	3,493,608
Bemis Co. Inc.	24,781	1,185,027
Berry Plastics Group Inc.[a]	31,884	1,553,707
Crown Holdings Inc.[a]	36,527	1,920,224
Graphic Packaging Holding Co.	85,387	1,065,630
Greif Inc.	2,365	159,756
Greif Inc. Class A	7,062	362,351
International Paper Co.	110,747	5,876,236
Myers Industries Inc.	5,706	81,596
Owens-Illinois Inc.[a,b]	44,167	768,948
Packaging Corp. of America	24,826	2,105,741
Sealed Air Corp.	51,833	2,350,108
Silgan Holdings Inc.	10,457	535,189
Sonoco Products Co.	26,635	1,403,665
UFP Technologies Inc.[a]	1,786	45,454
WestRock Co.	68,247	3,464,900

		29,373,837
DISTRIBUTORS — 0.13%
AMCON Distributing Co.	53	6,111
Core-Mark Holding Co. Inc.	12,133	522,568

Security	Shares	Value
Educational Development Corp.[b]	695	$6,915
Fenix Parts Inc.[a]	3,275	9,236
Genuine Parts Co.	40,738	3,892,109
LKQ Corp.[a]	80,890	2,479,278
Pool Corp.	10,419	1,087,118
Weyco Group Inc.	1,760	55,088

		8,058,423
DIVERSIFIED CONSUMER SERVICES — 0.16%
American Public Education Inc.[a]	4,597	112,856
Apollo Education Group Inc.[a]	26,387	261,231
Ascent Capital Group Inc. Class Aa	3,075	50,000
Bridgepoint Education Inc.[a]	4,795	48,573
Bright Horizons Family Solutions Inc.[a]	11,615	813,282
Cambium Learning Group Inc.[a]	3,175	15,843
Capella Education Co.	2,658	233,372
Career Education Corp.[a]	17,435	175,919
Carriage Services Inc.	4,638	132,832
Chegg Inc.[a,b]	12,955	95,608
Collectors Universe Inc.	2,205	46,812
DeVry Education Group Inc.	14,800	461,760
Graham Holdings Co. Class B	1,309	670,143
Grand Canyon Education Inc.[a]	12,272	717,299
H&R Block Inc.	50,990	1,172,260
Houghton Mifflin Harcourt Co.[a,b]	27,529	298,690
K12 Inc.[a]	8,171	140,214
Liberty Tax Inc.	1,815	24,321
LifeLock Inc.[a]	22,242	532,029
Lincoln Educational Services Corp.[a]	7,083	13,599
National American University Holdings Inc.	2,365	4,612
Regis Corp.[a]	9,898	143,719
Service Corp. International/U.S.	51,330	1,457,772
ServiceMaster Global Holdings Inc.[a]	35,981	1,355,404
Sotheby’s	14,140	563,621
Strayer Education Inc.[a]	2,880	232,214
Universal Technical Institute Inc.	5,195	15,118
Weight Watchers International Inc.[a,b]	7,268	83,219

		9,872,322

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 1.38%
A-Mark Precious Metals Inc.	684	$13,338
Berkshire Hathaway Inc. Class Ba	505,246	82,344,993
GWG Holdings Inc.[a]	186	1,475
Leucadia National Corp.	89,932	2,090,919
LM Funding America Inc.[a,b]	1,896	7,717
Marlin Business Services Corp.	2,469	51,602
NewStar Financial Inc.[a]	5,557	51,402
On Deck Capital Inc.[a]	9,780	45,281
PICO Holdings Inc.[a,b]	6,482	98,202
Tiptree Financial Inc.[b]	8,959	55,098
Voya Financial Inc.	52,649	2,064,894

		86,824,921
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.29%
Alaska Communications Systems Group Inc.[a]	14,534	23,836
AT&T Inc.	1,631,843	69,402,283
ATN International Inc.	4,420	354,175
CenturyLink Inc.	143,428	3,410,718
Cincinnati Bell Inc.[a]	10,734	239,905
Cogent Communications Holdings Inc.	13,678	565,585
Consolidated Communications Holdings Inc.	13,009	349,292
Fairpoint Communications Inc.[a]	903	16,886
Frontier Communications Corp.	263,991	892,290
Fusion Telecommunications International Inc.[a,b]	2,186	3,279
General Communication Inc. Class Aa,b	7,556	146,964
Globalstar Inc.[a,b]	71,357	112,744
Hawaiian Telcom Holdco Inc.[a]	2,737	67,823
IDT Corp. Class B	30	556
Inteliquent Inc.	9,005	206,395
Iridium Communications Inc.[a,b]	21,320	204,672
Level 3 Communications Inc.[a]	78,966	4,450,524
Lumos Networks Corp.[a,b]	5,742	89,690
One Horizon Group Inc.[a,b]	4,624	1,387
Ooma Inc.[a]	1,555	13,995
ORBCOMM Inc.[a]	17,154	141,864
Otelco Inc.[a]	811	5,150
Pareteum Corp.[a]	34,939	4,189

Security	Shares	Value
pdvWireless Inc.[a,b]	2,677	$60,366
SBA Communications Corp. Class Aa	34,882	3,601,915
Straight Path Communications Inc. Class Ba,b	2,528	85,724
Verizon Communications Inc.	1,082,880	57,804,134
Vonage Holdings Corp.[a]	48,464	331,978
Windstream Holdings Inc.[b]	40,635	297,854
Zayo Group Holdings Inc.[a]	27,267	895,994

		143,782,167
ELECTRIC UTILITIES — 1.80%
ALLETE Inc.	12,246	786,071
Alliant Energy Corp.	59,662	2,260,593
American Electric Power Co. Inc.	131,165	8,258,148
Avangrid Inc.	14,748	558,654
Duke Energy Corp.	183,165	14,217,267
Edison International	85,209	6,134,196
El Paso Electric Co.	10,465	486,623
Empire District Electric Co. (The)	11,882	405,057
Entergy Corp.	46,326	3,403,571
Eversource Energy	86,016	4,750,664
Exelon Corp.	246,867	8,761,310
FirstEnergy Corp.	105,992	3,282,572
Genie Energy Ltd. Class B	4,740	27,255
Great Plains Energy Inc.	52,188	1,427,342
Hawaiian Electric Industries Inc.	28,698	949,043
IDACORP Inc.	13,100	1,055,205
MGE Energy Inc.	9,307	607,747
NextEra Energy Inc.	122,903	14,681,992
OGE Energy Corp.	58,330	1,951,139
Otter Tail Corp.	10,107	412,366
PG&E Corp.	134,511	8,174,234
Pinnacle West Capital Corp.	29,391	2,293,380
PNM Resources Inc.	21,387	733,574
Portland General Electric Co.	23,755	1,029,304
PPL Corp.	178,868	6,090,455
Southern Co. (The)	260,025	12,790,630
Spark Energy Inc. Class A	1,927	58,388
Westar Energy Inc.	37,272	2,100,277
Xcel Energy Inc.	137,427	5,593,279

		113,280,336

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.57%
Acuity Brands Inc.	11,731	$2,708,219
Allied Motion Technologies Inc.	1,777	38,010
American Electric Technologies Inc.[a]	2,487	3,855
American Superconductor Corp.[a]	3,134	23,098
AMETEK Inc.	63,993	3,110,060
AZZ Inc.	6,982	446,150
Babcock & Wilcox Enterprises Inc.[a]	14,076	233,521
Broadwind Energy Inc.[a]	4,758	19,246
Capstone Turbine Corp.[a]	4,663	3,171
Eaton Corp. PLC	122,732	8,234,090
Emerson Electric Co.	171,937	9,585,488
Encore Wire Corp.	5,464	236,864
Energous Corp.[a,b]	3,237	54,543
Energy Focus Inc.[a,b]	2,353	10,000
EnerSys	11,622	907,678
Enphase Energy Inc.[a]	7,310	7,383
Ensync Inc.[a,b]	15,497	11,164
Espey Manufacturing & Electronics Corp.	612	15,912
FuelCell Energy Inc.[a,b]	7,964	13,937
Generac Holdings Inc.[a,b]	17,333	706,146
General Cable Corp.	12,549	239,058
Hubbell Inc.	13,998	1,633,567
Ideal Power Inc.[a,b]	2,149	7,092
LSI Industries Inc.	6,657	64,839
Ocean Power Technologies Inc.[a,b]	295	870
Orion Energy Systems Inc.[a]	7,590	16,470
Pioneer Power Solutions Inc.[a]	1,653	9,835
Plug Power Inc.[a,b]	46,875	56,250
Powell Industries Inc.	2,370	92,430
Power Solutions International Inc.[a,b]	1,579	11,843
Preformed Line Products Co.	650	37,778
Real Goods Solar Inc. Class Aa	91	22
Regal Beloit Corp.	12,036	833,493
Revolution Lighting Technologies Inc.[a,b]	4,097	22,534
Rockwell Automation Inc.	34,361	4,618,118
Sensata Technologies Holding NVa,b	44,964	1,751,348
Servotronics Inc.	113	1,138
Sunrun Inc.[a,b]	17,608	93,499
Thermon Group Holdings Inc.[a]	8,214	156,805
Ultralife Corp.[a]	2,651	13,122
Vicor Corp.[a]	4,307	65,036

		36,093,682

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.80%
ADDvantage Technologies Group Inc.[a]	1,632	$2,889
Agilysys Inc.[a]	4,243	43,957
Amphenol Corp. Class A	81,232	5,458,790
Anixter International Inc.[a]	7,556	612,414
Applied DNA Sciences Inc.[a,b]	5,534	10,238
Arrow Electronics Inc.[a]	24,245	1,728,668
Avnet Inc.	34,580	1,646,354
AVX Corp.	12,304	192,312
Badger Meter Inc.	7,526	278,086
Belden Inc.	11,453	856,341
Benchmark Electronics Inc.[a]	13,012	396,866
CDW Corp./DE	41,866	2,180,800
ClearSign Combustion Corp.[a]	2,687	9,136
Cognex Corp.	22,320	1,419,998
Coherent Inc.[a]	6,427	882,973
Control4 Corp.[a]	4,778	48,736
Corning Inc.	251,972	6,115,360
CPS Technologies Corp.[a]	2,230	4,170
CTS Corp.	8,227	184,285
CUI Global Inc.[a,b]	5,225	36,209
Daktronics Inc.	10,018	107,193
Data I/O Corp.[a]	2,146	8,970
Digital Ally Inc.[a]	889	3,734
Dolby Laboratories Inc. Class A	15,790	713,550
Dynasil Corp. of America[a,b]	4,043	5,175
Echelon Corp.[a]	759	3,567
Electro Scientific Industries Inc.[a]	7,270	43,038
Electro-Sensors Inc.[a]	222	768
eMagin Corp.[a]	5,717	12,292
ePlus Inc.[a]	1,694	195,149
Fabrinet[a]	7,961	320,828
FARO Technologies Inc.[a]	4,736	170,496
Fitbit Inc.[a,b]	33,733	246,926
FLIR Systems Inc.	36,467	1,319,741

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Frequency Electronics Inc.[a]	2,146	$23,177
Giga-Tronics Inc.[a]	905	699
ID Systems Inc.[a]	3,141	17,024
Identiv Inc.[a]	3,305	10,510
IEC Electronics Corp.[a]	2,653	9,471
II-VI Inc.[a]	13,924	412,847
Image Sensing Systems Inc.[a]	1,777	6,575
Insight Enterprises Inc.[a]	9,747	394,169
Intellicheck Mobilisa Inc.[a,b]	2,298	6,320
IntriCon Corp.[a]	1,782	12,296
InvenSense Inc.[a]	21,156	270,585
IPG Photonics Corp.[a]	10,868	1,072,780
Iteris Inc.[a]	7,127	25,942
Itron Inc.[a]	8,205	515,684
Jabil Circuit Inc.	50,926	1,205,418
Kemet Corp.[a]	12,049	79,885
KEY Tronic Corp.[a]	2,587	20,230
Keysight Technologies Inc.[a]	44,683	1,634,057
Kimball Electronics Inc.[a]	5,596	101,847
Knowles Corp.[a]	22,852	381,857
LGL Group Inc. (The)[a]	257	1,290
LightPath Technologies Inc.[a]	3,255	5,013
Littelfuse Inc.	5,650	857,500
LRAD Corp.	8,229	14,072
Luna Innovations Inc.[a]	9,173	13,484
Maxwell Technologies Inc.[a,b]	8,172	41,841
Mesa Laboratories Inc.	704	86,416
Methode Electronics Inc.	9,922	410,275
Microvision Inc.[a]	12,975	16,349
MOCON Inc.	1,657	32,311
MTS Systems Corp.	4,614	261,614
NAPCO Security Technologies Inc.[a]	3,278	27,863
National Instruments Corp.	26,709	823,171
Neonode Inc.[a]	10,639	19,576
NetList Inc.[a,b]	11,501	11,731
Novanta Inc.[a]	8,063	169,323
OSI Systems Inc.[a]	4,834	367,964
PAR Technology Corp.[a]	2,721	15,183
Park Electrochemical Corp.	5,136	95,786
PC Connection Inc.	7,995	224,580
PCM Inc.[a]	2,238	50,355
Perceptron Inc.[a]	2,501	16,607

Security	Shares	Value
Plexus Corp.[a]	8,961	$484,252
RadiSys Corp.[a]	9,060	40,136
Research Frontiers Inc.[a]	5,021	9,138
RF Industries Ltd.	2,153	3,768
Richardson Electronics Ltd./U.S.	3,124	19,681
RMG Networks Holding Corp.[a,b]	3,728	2,536
Rogers Corp.[a]	4,787	367,689
Sanmina Corp.[a]	17,699	648,668
ScanSource Inc.[a]	7,171	289,350
Schmitt Industries Inc.[a]	374	617
SigmaTron International Inc.[a]	1,617	7,648
Superconductor Technologies Inc.[a,b]	303	373
SYNNEX Corp.	7,552	913,943
Systemax Inc.	2,675	23,460
Taitron Components Inc.	800	960
TE Connectivity Ltd.	94,032	6,514,537
Tech Data Corp.[a]	9,712	822,412
Trimble Inc.[a]	66,287	1,998,553
TTM Technologies Inc.[a]	17,076	232,746
Uni-Pixel Inc.[a]	7,625	7,495
Universal Display Corp.[a]	11,511	648,069
Universal Security Instruments Inc.[a,b]	622	2,426
VeriFone Systems Inc.[a]	26,705	473,480
Vicon Industries Inc.[a,b]	1,728	1,037
Vishay Intertechnology Inc.	35,089	568,442
Vishay Precision Group Inc.[a]	3,195	60,385
Wayside Technology Group Inc.	830	15,521
Wireless Telecom Group Inc.[a]	4,683	8,945
Zebra Technologies Corp. Class Aa	13,990	1,199,782

		50,389,735
ENERGY EQUIPMENT & SERVICES — 1.22%
Archrock Inc.	19,318	254,998
Aspen Aerogels Inc.[a]	4,630	19,122
Atwood Oceanics Inc.[b]	17,976	236,025
Baker Hughes Inc.	111,989	7,275,925
Bristow Group Inc.	6,937	142,070
CARBO Ceramics Inc.[a]	5,518	57,718
Core Laboratories NVb	12,457	1,495,338
Dawson Geophysical Co.[a]	12,526	100,709

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Diamond Offshore Drilling Inc.[b]	13,124	$232,295
Dril-Quip Inc.[a]	11,739	704,927
Eco Stim Energy Solutions Inc[a]	3,327	3,294
ENGlobal Corp.[a]	4,226	10,100
Ensco PLC Class A	66,593	647,284
Enservco Corp.[a,b]	6,737	3,772
Era Group Inc.[a]	4,964	84,239
Exterran Corp.[a]	9,490	226,811
Fairmount Santrol Holdings Inc.[a]	39,897	470,386
FMC Technologies Inc.[a]	57,099	2,028,727
Forum Energy Technologies Inc.[a]	17,541	385,902
Frank’s International NVb	16,874	207,719
Geospace Technologies Corp.[a,b]	4,057	82,600
Gulf Island Fabrication Inc.	3,339	39,734
Gulfmark Offshore Inc. Class Aa	4,880	8,540
Halliburton Co.	230,119	12,447,137
Helix Energy Solutions Group Inc.[a]	35,019	308,868
Helmerich & Payne Inc.	28,594	2,213,176
Hornbeck Offshore Services Inc.[a,b]	8,683	62,691
Independence Contract Drilling Inc.[a]	6,951	46,572
ION Geophysical Corp.[a]	2,412	14,472
Matrix Service Co.[a]	7,161	162,555
McDermott International Inc.[a]	62,849	464,454
Mitcham Industries Inc.[a]	3,108	12,898
Nabors Industries Ltd.	83,411	1,367,940
National Oilwell Varco Inc.	95,049	3,558,635
Natural Gas Services Group Inc.[a]	17	546
Newpark Resources Inc.[a]	23,690	177,675
Noble Corp. PLC	45,094	266,956
Oceaneering International Inc.	25,708	725,223
Oil States International Inc.[a]	17,507	682,773
Parker Drilling Co.[a]	61,315	159,419
Patterson-UTI Energy Inc.	43,808	1,179,311
PHI Inc.[a]	147	2,514
PHI Inc. NVS[a]	1,845	33,247
Pioneer Energy Services Corp.[a]	17,167	117,594
Profire Energy Inc.[a]	8,012	11,057
RigNet Inc.[a]	3,213	74,381
Rowan Companies PLC Class A	30,671	579,375
RPC Inc.	15,729	311,591

Security	Shares	Value
SAExploration Holdings Inc.[a]	15	$109
Schlumberger Ltd.	370,918	31,138,566
SEACOR Holdings Inc.[a,b]	5,261	375,004
Superior Drilling Products Inc.[a,b]	2,294	3,028
Superior Energy Services Inc.	44,343	748,510
Synthesis Energy Systems Inc.[a]	19,474	19,474
Tesco Corp.[b]	12,273	101,252
TETRA Technologies Inc.[a]	24,107	121,017
Tidewater Inc.	14,046	47,897
Transocean Ltd.[a]	96,542	1,423,029
U.S. Silica Holdings Inc.	19,417	1,100,556
Unit Corp.[a]	14,702	395,043
Weatherford International PLC[a,b]	234,688	1,171,093
Willbros Group Inc.[a]	11,604	37,597

		76,381,470
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.93%
Acadia Realty Trust	19,684	643,273
ACRE Realty Investors Inc.[a,b]	1,683	1,885
Agree Realty Corp.	7,187	330,961
Alexander’s Inc.	1,096	467,850
Alexandria Real Estate Equities Inc.[b]	21,671	2,408,298
American Assets Trust Inc.	7,854	338,350
American Campus Communities Inc.	37,234	1,853,136
American Farmland Co.[b]	2,172	17,311
American Homes 4 Rent Class A	57,376	1,203,748
American Tower Corp.	112,562	11,895,552
Apartment Investment & Management Co. Class A	41,772	1,898,537
Apple Hospitality REIT Inc.[b]	41,453	828,231
Armada Hoffler Properties Inc.	9,023	131,465
Ashford Hospitality Prime Inc.	6,743	92,042
Ashford Hospitality Trust Inc.	21,339	165,591
AvalonBay Communities Inc.	36,271	6,425,408
Bluerock Residential Growth REIT Inc.	4,881	66,967
Boston Properties Inc.	41,053	5,163,646
Brandywine Realty Trust	46,452	766,923
Brixmor Property Group Inc.	70,777	1,728,374
BRT Realty Trust[a]	2,384	19,525
Camden Property Trust	22,999	1,933,526

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Care Capital Properties Inc.	21,842	$546,050
CareTrust REIT Inc.	15,069	230,857
CatchMark Timber Trust Inc. Class A	9,994	112,532
CBL & Associates Properties Inc.	40,983	471,305
Cedar Realty Trust Inc.	18,117	118,304
Chatham Lodging Trust	9,890	203,240
Chesapeake Lodging Trust	15,426	398,916
City Office REIT Inc.[b]	5,603	73,792
Colony Starwood Homes[b]	14,838	427,483
Columbia Property Trust Inc.[b]	44,348	957,917
Communications Sales & Leasing Inc.[a]	36,660	931,531
Community Healthcare Trust Inc.	3,076	70,840
CoreCivic Inc.	36,217	885,868
CorEnergy Infrastructure Trust Inc.	3,063	106,837
CoreSite Realty Corp.	9,131	724,727
Corporate Office Properties Trust	25,210	787,056
Cousins Properties Inc.	81,055	689,778
Crown Castle International Corp.	95,583	8,293,737
CubeSmart	52,088	1,394,396
CyrusOne Inc.	22,187	992,425
DCT Industrial Trust Inc.	24,193	1,158,361
DDR Corp.	89,204	1,362,145
DiamondRock Hospitality Co.	49,449	570,147
Digital Realty Trust Inc.[b]	42,038	4,130,654
Douglas Emmett Inc.	37,191	1,359,703
Duke Realty Corp.	88,258	2,344,132
DuPont Fabros Technology Inc.	19,835	871,352
Easterly Government Properties Inc.	5,751	115,135
EastGroup Properties Inc.	6,213	458,768
Education Realty Trust Inc.	19,285	815,756
Empire State Realty Trust Inc. Class A	31,939	644,848
EPR Properties	19,028	1,365,640
Equinix Inc.	18,107	6,471,623
Equity Commonwealth[a]	32,687	988,455
Equity Lifestyle Properties Inc.	18,298	1,319,286
Equity One Inc.	24,098	739,568
Equity Residential	97,093	6,248,905
Essex Property Trust Inc.	17,484	4,065,030

Security	Shares	Value
Extra Space Storage Inc.	35,204	$2,719,157
Farmland Partners Inc.[b]	3,071	34,272
Federal Realty Investment Trust	20,254	2,878,296
FelCor Lodging Trust Inc.	34,389	275,456
First Industrial Realty Trust Inc.	30,956	868,316
First Potomac Realty Trust	14,944	163,936
Forest City Realty Trust Inc.	660	17,774
Forest City Realty Trust Inc. Class A	58,298	1,214,930
Four Corners Property Trust Inc.	9,626	197,526
Franklin Street Properties Corp.	24,706	320,190
General Growth Properties Inc.	154,995	3,871,775
GEO Group Inc. (The)	19,754	709,761
Getty Realty Corp.	7,092	180,775
Gladstone Commercial Corp.[b]	5,603	112,620
Gladstone Land Corp.	2,197	24,694
Global Net Lease Inc.[b]	44,076	345,115
Global Self Storage Inc.	2,115	10,089
Government Properties Income Trust	5,487	104,610
Gramercy Property Trust	126,042	1,157,066
HCP Inc.	122,663	3,645,544
Healthcare Realty Trust Inc.	34,039	1,032,062
Healthcare Trust of America Inc. Class Ab	41,363	1,204,077
Hersha Hospitality Trust	12,112	260,408
Highwoods Properties Inc.	28,988	1,478,678
Hospitality Properties Trust	24,605	780,963
Host Hotels & Resorts Inc.[b]	197,635	3,723,443
Hudson Pacific Properties Inc.	32,659	1,135,880
Independence Realty Trust Inc.	8,023	71,565
InfraREIT Inc.[a]	13,664	244,722
Investors Real Estate Trust[b]	52,017	370,881
Iron Mountain Inc.[b]	69,251	2,249,272
iStar Inc.[a,b]	20,342	251,631
Jernigan Capital Inc.	1,766	37,174
Kilroy Realty Corp.	24,767	1,813,440
Kimco Realty Corp.	116,281	2,925,630
Kite Realty Group Trust	22,358	524,966
Lamar Advertising Co. Class Ab	22,262	1,496,897
LaSalle Hotel Properties	29,939	912,241
Lexington Realty Trust	56,488	610,070
Liberty Property Trust	39,317	1,553,022

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Life Storage Inc.	13,848	$1,180,680
LTC Properties Inc.	10,272	482,579
Macerich Co. (The)	32,036	2,269,430
Mack-Cali Realty Corp.	24,422	708,726
Medical Properties Trust Inc.[b]	87,147	1,071,908
Mid-America Apartment Communities Inc.	31,413	3,075,961
Monmouth Real Estate Investment Corp.	17,651	269,001
Monogram Residential Trust Inc.[b]	44,469	481,155
National Health Investors Inc.	11,507	853,474
National Retail Properties Inc.	42,663	1,885,705
National Storage Affiliates Trust	7,236	159,699
New Senior Investment Group Inc.	22,350	218,807
New York REIT Inc.	43,825	443,509
NexPoint Residential Trust Inc.	5,534	123,630
NorthStar Realty Europe Corp.	16,546	207,983
NorthStar Realty Finance Corp.[b]	52,980	802,647
Omega Healthcare Investors Inc.[b]	47,693	1,490,883
One Liberty Properties Inc.	4,021	101,008
Outfront Media Inc.	36,761	914,246
Paramount Group Inc.[b]	52,113	833,287
Parkway Inc.[a]	10,092	224,547
Pebblebrook Hotel Trust[b]	19,297	574,086
Pennsylvania REIT	17,886	339,119
Physicians Realty Trust[b]	42,958	814,484
Piedmont Office Realty Trust Inc. Class Ab	54,329	1,136,019
Pinnacle Entertainment Inc.	51,412	1,574,235
Potlatch Corp.	11,384	474,144
Power REIT[a]	239	1,673
Preferred Apartment Communities Inc.	5,738	85,554
Prologis Inc.	139,109	7,343,564
PS Business Parks Inc.	4,097	477,382
Public Storage	39,629	8,857,081
QTS Realty Trust Inc. Class A	11,753	583,536
Quality Care Properties Inc.[a]	23,714	367,567
RAIT Financial Trust	14,389	48,347
Ramco-Gershenson Properties Trust[b]	20,418	338,530
Rayonier Inc.	32,059	852,769

Security	Shares	Value
Realty Income Corp.[b]	70,151	$4,032,279
Regency Centers Corp.[b]	29,743	2,050,780
Retail Opportunity Investments Corp.[b]	26,191	553,416
Retail Properties of America Inc. Class A	62,861	963,659
Rexford Industrial Realty Inc.	17,195	398,752
RLJ Lodging Trust	33,485	820,048
Ryman Hospitality Properties Inc.	14,174	893,104
Sabra Health Care REIT Inc.[b]	17,416	425,299
Saul Centers Inc.	3,110	207,157
Select Income REIT	17,587	443,192
Senior Housing Properties Trust	41,471	785,046
Seritage Growth Properties Class Ab	3,894	166,313
Silver Bay Realty Trust Corp.	9,602	164,578
Simon Property Group Inc.	83,649	14,861,918
SL Green Realty Corp.	26,413	2,840,718
Sotherly Hotels Inc.[b]	3,134	21,280
Spirit Realty Capital Inc.	139,310	1,512,907
STAG Industrial Inc.	25,366	605,486
STORE Capital Corp.	40,901	1,010,664
Summit Hotel Properties Inc.	23,787	381,306
Sun Communities Inc.	18,835	1,442,949
Sunstone Hotel Investors Inc.	57,949	883,722
Tanger Factory Outlet Centers Inc.	25,269	904,125
Taubman Centers Inc.	16,833	1,244,464
Terreno Realty Corp.	12,150	346,154
Tier REIT Inc.[b]	12,301	213,914
UDR Inc.	71,123	2,594,567
UMH Properties Inc.	6,615	99,556
Universal Health Realty Income Trust	338	22,169
Urban Edge Properties	24,614	677,131
Urstadt Biddle Properties Inc. Class A	2,794	67,363
Ventas Inc.	97,170	6,075,068
VEREIT Inc.	257,404	2,177,638
Vornado Realty Trust	46,231	4,825,129
Washington Prime Group Inc.	49,005	510,142
Washington REIT	19,941	651,871
Weingarten Realty Investors	31,006	1,109,705

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Welltower Inc.	96,256	$6,442,414
Weyerhaeuser Co.	196,815	5,922,163
Wheeler Real Estate Investment Trust Inc.	4,848	8,242
Whitestone REIT	7,265	104,471
WP Carey Inc.	31,427	1,857,021
Xenia Hotels & Resorts Inc.	29,038	563,918

		246,905,375
FOOD & STAPLES RETAILING — 1.80%
Andersons Inc. (The)	7,069	315,984
Casey’s General Stores Inc.	10,170	1,209,010
Chefs’ Warehouse Inc. (The)[a,b]	4,931	77,910
Costco Wholesale Corp.	114,549	18,340,440
CVS Health Corp.	282,992	22,330,899
Ingles Markets Inc. Class A	3,231	155,411
Kroger Co. (The)	252,049	8,698,211
Natural Grocers by Vitamin Cottage Inc.[a,b]	14,385	171,038
Performance Food Group Co.[a]	9,446	226,704
PriceSmart Inc.	5,251	438,459
Rite Aid Corp.[a]	276,605	2,279,225
Smart & Final Stores Inc.[a,b]	7,174	101,153
SpartanNash Co.	9,821	388,322
Sprouts Farmers Market Inc.[a,b]	37,481	709,141
SUPERVALU Inc.[a]	68,899	321,758
Sysco Corp.	135,709	7,514,207
U.S. Foods Holding Corp.[a]	5,720	157,186
United Natural Foods Inc.[a]	13,092	624,750
Village Super Market Inc. Class A	1,857	57,381
Wal-Mart Stores Inc.	400,478	27,681,039
Walgreens Boots Alliance Inc.	226,440	18,740,175
Weis Markets Inc.	3,151	210,613
Whole Foods Market Inc.	83,507	2,568,675

		113,317,691
FOOD PRODUCTS — 1.69%
Alico Inc.	649	17,620
Amplify Snack Brands Inc.[a,b]	7,727	68,075
Arcadia Biosciences Inc.[a,b]	2,657	2,444
Archer-Daniels-Midland Co.	154,809	7,067,031
B&G Foods Inc.	17,185	752,703
Blue Buffalo Pet Products Inc.[a]	24,864	597,731
Bridgford Foods Corp.[a]	641	7,288

Security	Shares	Value
Bunge Ltd.	37,113	$2,681,043
Cal-Maine Foods Inc.[b]	8,015	354,063
Calavo Growers Inc.	4,089	251,065
Campbell Soup Co.	51,595	3,119,950
Coffee Holding Co. Inc.[a]	2,234	10,388
Conagra Brands Inc.	111,938	4,427,148
Darling Ingredients Inc.[a]	43,955	567,459
Dean Foods Co.	24,469	532,935
Farmer Bros. Co.[a]	13	477
Flowers Foods Inc.	48,824	975,015
Fresh Del Monte Produce Inc.	8,951	542,699
Freshpet Inc.[a,b]	4,805	48,771
General Mills Inc.	158,925	9,816,797
Hain Celestial Group Inc. (The)[a]	27,241	1,063,216
Hershey Co. (The)	36,998	3,826,703
Hormel Foods Corp.	71,279	2,481,222
Ingredion Inc.	19,383	2,422,100
Inventure Foods Inc.[a,b]	5,154	50,767
J&J Snack Foods Corp.	4,164	555,603
JM Smucker Co. (The)	31,651	4,053,227
John B Sanfilippo & Son Inc.	2,330	164,009
Kellogg Co.	68,193	5,026,506
Kraft Heinz Co. (The)	159,128	13,895,057
Lamb Weston Holdings Inc.[a]	38,504	1,457,364
Lancaster Colony Corp.	4,488	634,558
Landec Corp.[a]	7,216	99,581
Lifeway Foods Inc.[a]	1,644	18,922
Limoneira Co.	3,112	66,939
McCormick & Co. Inc./MD	30,150	2,813,899
Mead Johnson Nutrition Co.	48,460	3,429,030
Mondelez International Inc. Class A	410,455	18,195,470
Omega Protein Corp.[a]	5,682	142,334
Pilgrim’s Pride Corp.	12,310	233,767
Pinnacle Foods Inc.	31,723	1,695,594
Post Holdings Inc.[a]	16,991	1,365,906
RiceBran Technologies[a]	2,319	2,389
Rocky Mountain Chocolate Factory Inc.	1,604	16,345
S&W Seed Co.[a,b]	3,361	15,461
Sanderson Farms Inc.	5,147	485,053
Seaboard Corp.[a]	49	193,648

56

Schedule of Investments (Unaudited) (Continued)
iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Seneca Foods Corp. Class Aa	1,737	$69,567
Seneca Foods Corp. Class Ba	117	4,855
Snyder’s-Lance Inc.	21,290	816,259
Tootsie Roll Industries Inc.[b]	4,835	192,191
TreeHouse Foods Inc.[a]	14,813	1,069,350
Tyson Foods Inc. Class A	79,140	4,881,355
WhiteWave Foods Co. (The)[a]	46,615	2,591,794

		105,870,743
GAS UTILITIES — 0.18%
Atmos Energy Corp.	26,962	1,999,232
Chesapeake Utilities Corp.	4,304	288,153
Delta Natural Gas Co. Inc.	2,137	62,678
Gas Natural Inc.	2,614	32,806
National Fuel Gas Co.	25,179	1,426,138
New Jersey Resources Corp.	22,485	798,217
Northwest Natural Gas Co.	7,245	433,251
ONE Gas Inc.	14,011	896,144
RGC Resources Inc.	831	20,916
South Jersey Industries Inc.	20,491	690,342
Southwest Gas Corp.	12,435	952,770
Spire Inc.	12,765	823,981
UGI Corp.	45,774	2,109,266
WGL Holdings Inc.	13,050	995,454

		11,529,348
HEALTH CARE EQUIPMENT & SUPPLIES — 2.51%
Abaxis Inc.	5,530	291,818
Abbott Laboratories	388,671	14,928,853
ABIOMED Inc.[a]	9,674	1,090,066
Accuray Inc.[a,b]	21,234	97,676
Aethlon Medical Inc.[a]	1,858	7,804
Akers Biosciences Inc.[a,b]	680	1,292
Alere Inc.[a]	23,061	898,687
Align Technology Inc.[a]	18,698	1,797,439
Alliqua BioMedical Inc.[a,b]	6,596	3,892
Alphatec Holdings Inc.[a]	1,657	5,319
Amedica Corp.[a,b]	2,701	1,702
Analogic Corp.	3,141	260,546
AngioDynamics Inc.[a]	7,177	121,076
Anika Therapeutics Inc.[a,b]	4,077	199,610
Antares Pharma Inc.[a]	38,641	90,034
Atossa Genetics Inc.[a]	639	901
AtriCure Inc.[a,b]	7,212	141,139

Security	Shares	Value
Atrion Corp.	276	$139,987
Avinger Inc.[a,b]	1,625	6,013
AxoGen Inc.[a]	6,538	58,842
Baxter International Inc.	130,532	5,787,789
Becton Dickinson and Co.	56,323	9,324,273
Biolase Inc.[a]	12,513	17,518
BioLife Solutions Inc.[a]	2,526	4,092
Boston Scientific Corp.[a]	360,903	7,806,332
Bovie Medical Corp.[a]	7,168	25,733
Cantel Medical Corp.	9,548	751,905
Capnia Inc.[a]	1,564	1,267
Cardiovascular Systems Inc.[a]	7,633	184,795
CAS Medical Systems Inc.[a]	7,061	11,368
Cerus Corp.[a,b]	27,507	119,655
Cesca Therapeutics Inc.[a,b]	272	938
Chembio Diagnostics Inc.[a,b]	2,333	15,864
Cogentix Medical Inc.[a]	7,250	14,573
ConforMIS Inc.[a]	2,497	20,226
CONMED Corp.	6,996	309,013
Cooper Companies Inc. (The)	13,571	2,373,975
Corindus Vascular Robotics Inc.[a]	22,308	15,580
CR Bard Inc.	19,474	4,375,029
CryoLife Inc.	6,687	128,056
Cryoport Inc.[a,b]	2,880	9,331
Cutera Inc.[a]	3,355	58,209
Cynosure Inc. Class Aa,b	6,543	298,361
CytoSorbents Corp.[a]	4,680	25,506
Danaher Corp.	162,529	12,651,257
Daxor Corp.	131	1,070
Delcath Systems Inc.[a,b]	264	243
DENTSPLY SIRONA Inc.	63,915	3,689,813
Derma Sciences Inc.[a]	7,282	37,866
DexCom Inc.[a,b]	21,997	1,313,221
Dextera Surgical Inc.[a,b]	4,034	3,873
Edwards Lifesciences Corp.[a]	56,655	5,308,573
Electromed Inc.[a]	1,604	6,224
Endologix Inc.[a,b]	19,020	108,794
Entellus Medical Inc.[a,b]	1,790	33,956
EnteroMedics Inc.[a,b]	25	50
Exactech Inc.[a]	2,625	71,662
Fonar Corp.[a]	1,779	34,068
GenMark Diagnostics Inc.[a,b]	11,470	140,393
Glaukos Corp.[a,b]	1,787	61,294

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Globus Medical Inc. Class Aa,b	19,271	$478,114
Haemonetics Corp.[a]	13,020	523,404
Halyard Health Inc.[a]	12,436	459,883
Hill-Rom Holdings Inc.	17,743	996,092
Hologic Inc.[a]	75,795	3,040,895
ICU Medical Inc.[a]	4,114	606,198
IDEXX Laboratories Inc.[a]	22,068	2,587,914
Inogen Inc.[a,b]	1,543	103,643
InspireMD Inc.[a]	56	140
Insulet Corp.[a,b]	15,101	569,006
Integer Holdings Corp.[a]	7,073	208,300
Integra LifeSciences Holdings Corp.[a,b]	7,196	617,345
Intuitive Surgical Inc.[a]	10,193	6,464,095
Invacare Corp.	7,577	98,880
InVivo Therapeutics Holdings Corp.[a,b]	7,155	30,051
Invuity Inc.[a,b]	832	4,784
iRadimed Corp.[a,b]	1,550	17,205
IRIDEX Corp.[a,b]	2,245	31,565
K2M Group Holdings Inc.[a,b]	6,588	132,024
Kewaunee Scientific Corp.	262	6,406
Lantheus Holdings Inc.[a]	3,360	28,896
LeMaitre Vascular Inc.	3,189	80,809
LivaNova PLC[a,b]	11,634	523,181
Masimo Corp.[a]	11,755	792,287
Medovex Corp.[a,b]	4,099	5,452
Medtronic PLC	365,481	26,033,212
Meridian Bioscience Inc.	10,656	188,611
Merit Medical Systems Inc.[a,b]	11,593	307,214
MGC Diagnostics Corp.[a]	794	6,114
Microbot Medical Inc.[a,b]	263	1,604
Milestone Scientific Inc.[a,b]	3,155	4,259
Misonix Inc.[a]	1,741	18,193
Natus Medical Inc.[a,b]	8,902	309,790
Neogen Corp.[a]	12,991	857,406
NeuroMetrix Inc.[a,b]	864	638
Nevro Corp.[a,b]	6,800	494,088
NuVasive Inc.[a]	12,250	825,160
Nuvectra Corp.[a]	2,269	11,413
NxStage Medical Inc.[a]	15,494	406,098
OraSure Technologies Inc.[a]	14,751	129,514
Orthofix International NVa	4,909	177,608

Security	Shares	Value
Penumbra Inc.[a,b]	7,341	$468,356
PhotoMedex Inc.[a]	547	1,203
Presbia PLC[a,b]	764	2,636
Pro-Dex Inc.[a]	613	2,850
Quidel Corp.[a,b]	7,480	160,222
ResMed Inc.	39,551	2,454,140
Retractable Technologies Inc.[a]	3,208	2,983
Rockwell Medical Inc.[a,b]	16,616	108,835
Roka Bioscience Inc.[a]	126	534
RTI Surgical Inc.[a]	15,445	50,196
SeaSpine Holdings Corp.[a]	2,404	18,992
Second Sight Medical Products Inc.[a,b]	4,252	8,376
Senseonics Holdings Inc.[a,b]	4,009	10,704
Sientra Inc.[a,b]	2,548	21,709
Skyline Medical Inc.[a,b]	57	160
Span-America Medical Systems Inc.	598	10,908
Spectranetics Corp. (The)[a]	11,381	278,834
St. Jude Medical Inc.	75,695	6,069,982
STAAR Surgical Co.[a,b]	7,445	80,778
STERIS PLC	24,692	1,663,994
Strata Skin Sciences Inc.[a]	4,790	2,108
Stryker Corp.	81,622	9,779,132
Sunshine Heart Inc.[a,b]	5,629	1,970
SurModics Inc.[a]	3,243	82,372
Tandem Diabetes Care Inc.[a,b]	5,125	11,019
TearLab Corp.[a,b]	8,892	4,536
Teleflex Inc.	11,753	1,893,996
TransEnterix Inc.[a,b]	16,327	21,225
Unilife Corp.[a,b]	3,284	7,553
Utah Medical Products Inc.	754	54,854
Varian Medical Systems Inc.[a,b]	26,450	2,374,681
Vascular Solutions Inc.[a]	4,724	265,016
Vermillion Inc.[a,b]	6,654	6,321
ViewRay Inc.[a,b]	3,207	10,038
VolitionRx Ltd.[a]	3,147	14,382
West Pharmaceutical Services Inc.	19,348	1,641,291
Wright Medical Group NVa,b	27,243	626,044
Xtant Medical Holdings Inc.[a,b]	1,455	800
Zeltiq Aesthetics Inc.[a,b]	9,044	393,595

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Zimmer Biomet Holdings Inc.	53,489	$5,520,065
Zosano Pharma Corp.[a]	2,371	1,849

		157,591,171
HEALTH CARE PROVIDERS & SERVICES — 2.44%
AAC Holdings Inc.[a]	2,289	16,572
Acadia Healthcare Co. Inc.[a,b]	23,685	783,973
Aceto Corp.	7,540	165,654
Adcare Health Systems Inc.[a]	4,805	7,015
Addus HomeCare Corp.[a]	1,811	63,476
Adeptus Health Inc. Class Aa	3,235	24,715
Aetna Inc.	92,873	11,517,181
Air Methods Corp.[a]	9,559	304,454
Alliance HealthCare Services Inc.[a]	2,692	25,843
Almost Family Inc.[a]	2,299	101,386
Amedisys Inc.[a]	7,368	314,098
American Renal Associates Holdings Inc.[a,b]	2,279	48,497
American Shared Hospital Services[a]	709	2,375
AmerisourceBergen Corp.	44,587	3,486,258
AMN Healthcare Services Inc.[a]	12,593	484,201
Anthem Inc.	69,367	9,972,894
BioScrip Inc.[a,b]	21,814	22,687
BioTelemetry Inc.[a]	7,300	163,155
Brookdale Senior Living Inc.[a]	42,291	525,254
Capital Senior Living Corp.[a,b]	7,324	117,550
Cardinal Health Inc.	82,694	5,951,487
Centene Corp.[a]	44,776	2,530,292
Chemed Corp.	4,562	731,790
Cigna Corp.	68,917	9,192,839
Civitas Solutions Inc.[a,b]	4,794	95,401
Community Health Systems Inc.[a,b]	29,354	164,089
CorVel Corp.[a]	2,578	94,355
Cross Country Healthcare Inc.[a]	8,896	138,867
DaVita Inc.[a]	40,921	2,627,128
Digirad Corp.	5,173	25,865
Diplomat Pharmacy Inc.[a]	9,570	120,582
Diversicare Healthcare Services Inc.	1,570	16,328
Ensign Group Inc. (The)	12,403	275,471
Envision Healthcare Corp.[a,b]	32,135	2,033,824

Security	Shares	Value
Express Scripts Holding Co.[a]	164,498	$11,315,817
Five Star Quality Care Inc.[a]	2,456	6,631
Genesis Healthcare Inc.[a]	6,688	28,424
HCA Holdings Inc.[a]	77,003	5,699,762
HealthEquity Inc.[a]	12,583	509,863
HealthSouth Corp.	24,288	1,001,637
Healthways Inc.[a,b]	8,131	184,980
Henry Schein Inc.[a]	22,693	3,442,755
Hooper Holmes Inc.[a]	778	638
Humana Inc.	39,886	8,137,941
InfuSystems Holdings Inc.[a]	4,774	12,174
Interpace Diagnostics Group Inc.[a]	273	1,200
Joint Corp. (The)[a,b]	2,221	5,886
Kindred Healthcare Inc.	29,357	230,452
Laboratory Corp. of America Holdings[a]	27,347	3,510,808
Landauer Inc.	2,496	120,058
LHC Group Inc.[a]	3,209	146,651
LifePoint Health Inc.[a,b]	11,656	662,061
Magellan Health Inc.[a]	6,748	507,787
McKesson Corp.	59,291	8,327,421
MEDNAX Inc.[a]	24,507	1,633,637
Molina Healthcare Inc.[a]	11,355	616,122
National Healthcare Corp.	2,852	216,153
National Research Corp. Class A	2,404	45,676
National Research Corp. Class B	194	8,084
Owens & Minor Inc.	20,381	719,245
Patterson Companies Inc.	25,262	1,036,500
PharMerica Corp.[a]	8,102	203,765
Premier Inc.[a]	12,195	370,240
Providence Service Corp. (The)[a]	3,165	120,428
Psychemedics Corp.	1,628	40,179
Quest Diagnostics Inc.	37,413	3,438,255
Quorum Health Corp.[a]	7,714	56,081
RadNet Inc.[a]	8,221	53,025
Select Medical Holdings Corp.[a]	27,168	359,976
Sharps Compliance Corp.[a]	3,065	11,739
Surgery Partners Inc.[a,b]	4,079	64,652
Surgical Care Affiliates Inc.[a,b]	7,169	331,710
Team Health Holdings Inc.[a]	19,592	851,272
Teladoc Inc.[a,b]	3,997	65,950
Tenet Healthcare Corp.[a]	20,915	310,379

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Triple-S Management Corp. Class Ba	6,488	$134,302
U.S. Physical Therapy Inc.	3,141	220,498
UnitedHealth Group Inc.	251,408	40,235,336
Universal American Corp.[a]	14,643	145,698
Universal Health Services Inc. Class B	25,205	2,681,308
VCA Inc.[a]	21,358	1,466,227
WellCare Health Plans Inc.[a]	11,841	1,623,164

		153,058,103
HEALTH CARE TECHNOLOGY — 0.15%
Allscripts Healthcare Solutions Inc.[a,b]	49,135	501,668
Arrhythmia Research Technology Inc.[a]	620	2,356
athenahealth Inc.[a,b]	12,003	1,262,356
Castlight Health Inc.[a]	10,664	52,787
Cerner Corp.[a]	82,866	3,925,362
Computer Programs & Systems Inc.[b]	2,610	61,596
Connecture Inc.[a]	2,157	3,624
Cotiviti Holdings Inc.[a,b]	3,610	124,184
Evolent Health Inc.[a]	3,120	46,176
HealthStream Inc.[a]	6,553	164,153
HMS Holdings Corp.[a,b]	22,259	404,223
HTG Molecular Diagnostics Inc.[a,b]	1,621	3,631
Icad Inc.[a]	3,295	10,659
Inovalon Holdings Inc.[a,b]	17,570	180,971
Medidata Solutions Inc.[a]	14,913	740,729
Omnicell Inc.[a]	9,521	322,762
Quality Systems Inc.	11,627	152,895
Simulations Plus Inc.	2,593	25,022
Streamline Health Solutions Inc.[a]	5,805	7,198
Veeva Systems Inc.[a]	28,390	1,155,473
Vocera Communications Inc.[a]	6,534	120,814

		9,268,639
HOTELS, RESTAURANTS & LEISURE — 1.97%
Aramark	63,888	2,282,079
Ark Restaurants Corp.	295	7,154
Bagger Daves Burger Tavern Inc.	3,276	197
Belmond Ltd.[a]	22,838	304,887
Biglari Holdings Inc.[a]	199	94,167

Security	Shares	Value
BJ’s Restaurants Inc.[a]	6,604	$259,537
Bloomin’ Brands Inc.	31,007	559,056
Bob Evans Farms Inc./DE	5,187	276,000
Bojangles’ Inc.[a]	2,246	41,888
Bowl America Inc.	686	11,834
Boyd Gaming Corp.[a]	21,743	438,556
Bravo Brio Restaurant Group Inc.[a]	4,074	15,481
Brinker International Inc.	14,796	732,846
Buffalo Wild Wings Inc.[a]	4,445	686,308
Caesars Entertainment Corp.[a,b]	11,349	96,466
Canterbury Park Holding Corp.	598	6,219
Carnival Corp.	114,065	5,938,224
Carrols Restaurant Group Inc.[a]	9,028	137,677
Century Casinos Inc.[a]	5,542	45,611
Chanticleer Holdings Inc.[a]	8,056	3,301
Cheesecake Factory Inc. (The)	12,017	719,578
Chipotle Mexican Grill Inc.[a]	7,592	2,864,613
Choice Hotels International Inc.	9,498	532,363
Churchill Downs Inc.	3,037	456,917
Chuy’s Holdings Inc.[a]	4,617	149,822
ClubCorp Holdings Inc.	17,022	244,266
Cracker Barrel Old Country Store Inc.	7,359	1,228,806
Darden Restaurants Inc.	34,494	2,508,404
Dave & Buster’s Entertainment Inc.[a]	10,001	563,056
Del Frisco’s Restaurant Group Inc.[a]	6,476	110,092
Del Taco Restaurants Inc.[a]	7,101	100,266
Denny’s Corp.[a]	21,278	272,997
DineEquity Inc.	4,627	356,279
Diversified Restaurant Holdings Inc.[a]	3,293	4,610
Domino’s Pizza Inc.	12,993	2,069,005
Dover Downs Gaming & Entertainment Inc.[a]	4,612	4,750
Dover Motorsports Inc.	4,652	10,700
Dunkin’ Brands Group Inc.	24,315	1,275,079
El Pollo Loco Holdings Inc.[a,b]	5,218	64,181
Eldorado Resorts Inc.[a,b]	5,688	96,412
Empire Resorts Inc.[a,b]	635	14,446
Extended Stay America Inc.	26,570	429,105

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Famous Dave’s of America Inc.[a]	1,805	$8,935
Fiesta Restaurant Group Inc.[a]	9,329	278,471
Flanigan’s Enterprises Inc.	198	4,910
Fogo De Chao Inc.[a]	1,585	22,745
Full House Resorts Inc.[a]	4,630	11,112
Gaming Partners International Corp.	825	9,743
Golden Entertainment Inc.	2,381	28,834
Good Times Restaurants Inc.[a,b]	3,070	9,671
Habit Restaurants Inc. (The)[a]	3,065	52,871
Hilton Worldwide Holdings Inc.	153,519	4,175,717
Hyatt Hotels Corp. Class Aa	11,128	614,933
Ignite Restaurant Group Inc.[a,b]	2,203	1,190
ILG Inc.	29,523	536,433
International Speedway Corp. Class A	6,394	235,299
Intrawest Resorts Holdings Inc.[a]	4,041	72,132
Isle of Capri Casinos Inc.[a]	6,473	159,818
J Alexander’s Holdings Inc.[a]	4,144	44,548
Jack in the Box Inc.	8,911	994,824
Jamba Inc.[a,b]	4,625	47,638
Kona Grill Inc.[a,b]	2,595	32,567
La Quinta Holdings Inc.[a]	22,317	317,125
Las Vegas Sands Corp.	95,026	5,075,339
Lindblad Expeditions Holdings Inc.[a]	4,827	45,615
Luby’s Inc.[a]	5,514	23,600
Marcus Corp. (The)	4,930	155,295
Marriott International Inc./MD Class A	82,901	6,854,255
Marriott Vacations Worldwide Corp.	6,748	572,568
McDonald’s Corp.	219,776	26,751,135
MGM Resorts International[a,b]	130,621	3,765,803
Monarch Casino & Resort Inc.[a]	2,645	68,188
Nathan’s Famous Inc.[a]	709	46,014
Nevada Gold & Casinos Inc.[a]	4,035	7,465
Noodles & Co.[a]	5,204	21,336
Norwegian Cruise Line Holdings Ltd.[a,b]	43,276	1,840,528
ONE Group Hospitality Inc. (The)[a]	4,199	9,322
Panera Bread Co. Class Aa,b	5,756	1,180,498

Security	Shares	Value
Papa John’s International Inc.[b]	7,437	$636,458
Papa Murphy’s Holdings Inc.[a,b]	10,340	43,635
Peak Resorts Inc.	3,081	17,100
Penn National Gaming Inc.[a]	19,657	271,070
Pinnacle Entertainment Inc.[a,b]	16,547	239,931
Planet Fitness Inc. Class A	13,044	262,184
Popeyes Louisiana Kitchen Inc.[a]	5,676	343,284
Potbelly Corp.[a,b]	6,561	84,637
Rave Restaurant Group Inc.[a,b]	2,196	4,128
RCI Hospitality Holdings Inc.	2,579	44,101
Red Lion Hotels Corp.[a,b]	5,129	42,827
Red Robin Gourmet Burgers Inc.[a]	3,339	188,320
Red Rock Resorts Inc. Class A	7,362	170,725
Royal Caribbean Cruises Ltd.	44,838	3,678,510
Ruby Tuesday Inc.[a]	16,476	53,217
Ruth’s Hospitality Group Inc.	9,170	167,811
Scientific Games Corp. Class Aa	12,944	181,216
SeaWorld Entertainment Inc.[b]	17,349	328,417
Shake Shack Inc. Class Aa,b	3,316	118,680
Six Flags Entertainment Corp.	22,648	1,357,974
Sonic Corp.	12,897	341,899
Speedway Motorsports Inc.	2,751	59,614
Starbucks Corp.	389,692	21,635,700
Texas Roadhouse Inc.	16,789	809,901
Town Sports International Holdings Inc.[a]	7,231	18,078
Vail Resorts Inc.	10,412	1,679,560
Wendy’s Co. (The)	56,696	766,530
Wingstop Inc.	4,826	142,801
Wyndham Worldwide Corp.	29,541	2,256,046
Wynn Resorts Ltd.	21,686	1,876,056
Yum! Brands Inc.	93,630	5,929,588
Zoe’s Kitchen Inc.[a,b]	4,979	119,446

		123,959,156
HOUSEHOLD DURABLES — 0.56%
Bassett Furniture Industries Inc.	5,719	173,858
Beazer Homes USA Inc.[a]	7,097	94,390
CalAtlantic Group Inc.	19,769	672,344
Cavco Industries Inc.[a]	2,295	229,156
Century Communities Inc.[a]	4,021	84,441
Comstock Holding Companies Inc.[a]	285	513

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
CSS Industries Inc.	2,365	$64,021
CTI Industries Corp.[a]	230	1,438
Dixie Group Inc. (The)[a]	4,094	14,738
DR Horton Inc.	91,808	2,509,113
Emerson Radio Corp.[a]	4,988	5,237
Ethan Allen Interiors Inc.[b]	7,095	261,451
Flexsteel Industries Inc.	13	802
Garmin Ltd.	29,803	1,445,147
GoPro Inc. Class Aa,b	26,380	229,770
Green Brick Partners Inc.[a]	7,178	72,139
Harman International Industries Inc.	18,956	2,107,149
Helen of Troy Ltd.[a]	7,336	619,525
Hooker Furniture Corp.	3,157	119,808
Hovnanian Enterprises Inc. Class Aa,b	32,725	89,339
Installed Building Products Inc.[a]	4,614	190,558
iRobot Corp.[a,b]	7,474	436,855
KB Home	22,373	353,717
La-Z-Boy Inc.	12,967	402,625
Leggett & Platt Inc.	35,186	1,719,892
Lennar Corp. Class A	51,357	2,204,756
Lennar Corp. Class B	2,553	88,079
LGI Homes Inc.[a,b]	4,329	124,372
Libbey Inc.	5,574	108,470
Lifetime Brands Inc.	2,751	48,830
Live Ventures Inc.[a]	631	15,157
M/I Homes Inc.[a]	6,594	166,037
MDC Holdings Inc.	11,135	285,724
Meritage Homes Corp.[a]	9,710	337,908
Mohawk Industries Inc.[a]	16,914	3,377,388
NACCO Industries Inc. Class A	14	1,268
New Home Co. Inc. (The)[a]	3,299	38,631
Newell Brands Inc.	130,097	5,808,831
Nova Lifestyle Inc.[a]	4,996	9,642
NVR Inc.[a]	809	1,350,221
P&F Industries Inc. Class A	689	5,698
PulteGroup Inc.	83,469	1,534,160
Skyline Corp.[a]	2,559	39,562
Stanley Furniture Co. Inc.	4,650	4,186
Taylor Morrison Home Corp. Class Aa	8,971	172,781

Security	Shares	Value
Tempur Sealy International Inc.[a,b]	13,926	$950,867
Toll Brothers Inc.[a]	40,763	1,263,653
TopBuild Corp.[a]	10,433	371,415
TRI Pointe Group Inc.[a]	39,251	450,601
Tupperware Brands Corp.	13,156	692,269
Turtle Beach Corp.[a]	4,726	6,191
UCP Inc. Class Aa	2,260	27,233
Universal Electronics Inc.[a]	2,288	147,690
Vuzix Corp.[a,b]	3,311	22,515
WCI Communities Inc.[a]	4,908	115,093
Whirlpool Corp.	19,920	3,620,858
William Lyon Homes Class Aa,b	4,925	93,723
ZAGG Inc.[a]	7,495	53,215

		35,435,050
HOUSEHOLD PRODUCTS — 1.52%
Central Garden & Pet Co.[a,b]	2,600	86,034
Central Garden & Pet Co. Class Aa	6,540	202,086
Church & Dwight Co. Inc.	69,452	3,069,084
Clorox Co. (The)	34,202	4,104,924
Colgate-Palmolive Co.	235,696	15,423,946
Energizer Holdings Inc.	16,608	740,883
HRG Group Inc.[a]	31,924	496,738
Kimberly-Clark Corp.	94,351	10,767,336
Ocean Bio-Chem Inc.	728	2,737
Oil-Dri Corp. of America	1,593	60,869
Orchids Paper Products Co.	2,434	63,722
Procter & Gamble Co. (The)	710,492	59,738,167
Spectrum Brands Holdings Inc.	5,424	663,518
WD-40 Co.	2,566	299,965

		95,720,009
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.09%
AES Corp./VA	174,108	2,023,135
American DG Energy Inc.[a]	7,417	2,077
Calpine Corp.[a]	85,331	975,333
Dynegy Inc.[a,b]	21,611	182,829
NRG Energy Inc.	70,811	868,143
NRG Yield Inc. Class A	9,168	140,820
NRG Yield Inc. Class C	16,453	259,957
Ormat Technologies Inc.	9,388	503,385

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Pattern Energy Group Inc.	16,587	$314,987
TerraForm Global Inc. Class A	12,917	51,022
TerraForm Power Inc.	19,863	254,445
U.S. Geothermal Inc.[a,b]	5,243	21,444
Vivint Solar Inc.[a,b]	5,127	13,074

		5,610,651
INDUSTRIAL CONGLOMERATES — 2.12%
3M Co.	160,426	28,647,271
Carlisle Companies Inc.	17,043	1,879,672
General Electric Co.	2,348,142	74,201,287
Honeywell International Inc.	203,166	23,536,781
Raven Industries Inc.	9,764	246,053
Roper Technologies Inc.	26,795	4,905,629

		133,416,693
INSURANCE — 3.05%
1347 Property Insurance Holdings Inc.[a]	1,670	13,026
Aflac Inc.	110,272	7,674,931
Alleghany Corp.[a]	3,106	1,888,821
Allied World Assurance Co. Holdings AG	24,438	1,312,565
Allstate Corp. (The)	101,038	7,488,937
American Equity Investment Life Holding Co.	10,757	242,463
American Financial Group Inc./OH	19,265	1,697,632
American International Group Inc.	261,319	17,066,744
American National Insurance Co.	2,444	304,547
AMERISAFE Inc.	5,413	337,501
AmTrust Financial Services Inc.	26,354	721,573
Aon PLC	70,268	7,836,990
Arch Capital Group Ltd.[a,b]	32,729	2,824,185
Argo Group International Holdings Ltd.	9,076	598,108
Arthur J Gallagher & Co.	46,657	2,424,298
Aspen Insurance Holdings Ltd.	15,022	826,210
Assurant Inc.	16,785	1,558,655
Assured Guaranty Ltd.	36,617	1,383,024
Atlantic American Corp.	749	3,071
Atlas Financial Holdings Inc.[a]	2,624	47,363
Axis Capital Holdings Ltd.	25,371	1,655,965
Baldwin & Lyons Inc. Class A	175	4,603

Security	Shares	Value
Baldwin & Lyons Inc. Class B	2,315	$58,338
Blue Capital Reinsurance Holdings Ltd.	1,717	31,679
Brown & Brown Inc.	30,244	1,356,746
Chubb Ltd.	124,619	16,464,662
Cincinnati Financial Corp.	39,299	2,976,899
Citizens Inc./TXa,b	12,180	119,608
CNA Financial Corp.	7,213	299,340
CNO Financial Group Inc.	41,242	789,784
Conifer Holdings Inc.[a]	833	6,789
Crawford & Co. Class A	4,751	44,992
Crawford & Co. Class B	3,138	39,413
Donegal Group Inc. Class A	2,181	38,124
eHealth Inc.[a]	4,686	49,906
EMC Insurance Group Inc.	2,270	68,123
Employers Holdings Inc.	5,314	210,434
Endurance Specialty Holdings Ltd.	17,324	1,600,738
Enstar Group Ltd.[a]	3,095	611,882
Erie Indemnity Co. Class A	6,472	727,776
Everest Re Group Ltd.	9,504	2,056,666
FBL Financial Group Inc. Class A	14	1,094
Federated National Holding Co.	3,237	60,500
Fidelity & Guaranty Life[b]	2,698	63,943
First Acceptance Corp.[a]	4,954	5,152
First American Financial Corp.	29,420	1,077,655
FNF Group	71,895	2,441,554
Genworth Financial Inc. Class Aa	90,080	343,205
Global Indemnity Ltd.[a]	2,364	90,328
Greenlight Capital Re Ltd. Class Aa	8,017	182,788
Hallmark Financial Services Inc.[a]	4,056	47,171
Hanover Insurance Group Inc. (The)	11,849	1,078,377
Hartford Financial Services Group Inc. (The)	103,455	4,929,631
HCI Group Inc.	2,144	84,645
Health Insurance Innovations Inc.[a,b]	2,291	40,894
Heritage Insurance Holdings Inc.	6,703	105,036
Horace Mann Educators Corp.	10,523	450,384
Independence Holding Co.	2,182	42,658

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Infinity Property & Casualty Corp.	2,490	$218,871
Investors Title Co.	321	50,776
James River Group Holdings Ltd.	4,208	174,842
Kemper Corp.	12,871	570,185
Kingstone Companies Inc.	1,675	23,031
Lincoln National Corp.	61,944	4,105,029
Loews Corp.	74,041	3,467,340
Maiden Holdings Ltd.	14,308	249,675
Markel Corp.[a,b]	3,921	3,546,544
Marsh & McLennan Companies Inc.	137,531	9,295,720
MBIA Inc.[a,b]	35,109	375,666
Mercury General Corp.	954	57,440
MetLife Inc.	292,500	15,762,825
National General Holdings Corp.	15,313	382,672
National Security Group Inc. (The)	249	4,447
National Western Life Group Inc.	423	131,468
Navigators Group Inc. (The)	4,528	533,172
Old Republic International Corp.	66,524	1,263,956
OneBeacon Insurance Group Ltd. Class A	6,462	103,715
Patriot National Inc.[a,b]	2,533	11,778
Primerica Inc.[b]	10,229	707,335
Principal Financial Group Inc.	71,531	4,138,784
ProAssurance Corp.	14,398	809,168
Progressive Corp. (The)	156,338	5,549,999
Prudential Financial Inc.	114,997	11,966,588
Reinsurance Group of America Inc.	17,256	2,171,322
RenaissanceRe Holdings Ltd.	7,067	962,667
RLI Corp.	10,709	676,059
Safety Insurance Group Inc.	2,690	198,253
Selective Insurance Group Inc.	8,536	367,475
State Auto Financial Corp.	4,137	110,913
State National Companies Inc.	8,114	112,460
Stewart Information Services Corp.	4,245	195,610
Third Point Reinsurance Ltd.[a]	16,339	188,715
Torchmark Corp.	29,676	2,188,902
Travelers Companies Inc. (The)	76,782	9,399,652
Trupanion Inc.[a,b]	4,005	62,158

Security	Shares	Value
Unico American Corp.[a]	619	$6,654
United Fire Group Inc.	5,340	262,568
United Insurance Holdings Corp.	4,435	67,146
Universal Insurance Holdings Inc.	7,802	221,577
Unum Group	63,599	2,793,904
Validus Holdings Ltd.	22,593	1,242,841
White Mountains Insurance Group Ltd.	1,497	1,251,567
Willis Towers Watson PLC	35,062	4,287,381
WMIH Corp.[a,b]	26,739	41,445
WR Berkley Corp.	26,449	1,759,123
XL Group Ltd.	75,002	2,794,575

		191,372,119
INTERNET & DIRECT MARKETING RETAIL — 1.96%
1-800-Flowers.com Inc. Class Aa	4,232	45,282
Amazon.com Inc.[a]	104,564	78,409,407
Blue Nile Inc.	2,750	111,732
CafePress Inc.[a]	2,197	6,459
Duluth Holdings Inc.[a,b]	2,047	51,994
Etsy Inc.[a]	18,767	221,075
EVINE Live Inc.[a]	11,989	17,983
Expedia Inc.	32,217	3,649,542
FTD Companies Inc.[a,b]	4,864	115,958
Gaia Inc.[a,b]	4,766	41,226
Groupon Inc.[a,b]	111,980	371,774
HSN Inc.	8,140	279,202
JRjr33 Inc.[a]	3,215	2,411
Lands’ End Inc.[a,b]	4,651	70,463
Liberty Expedia Holdings Inc. Class Aa	15,759	625,159
Liberty Interactive Corp. QVC Group Series Aa	112,373	2,245,213
Liberty TripAdvisor Holdings Inc. Class Aa	18,715	281,661
Liberty Ventures Series Aa,b	18,733	690,686
Netflix Inc.[a]	113,398	14,038,672
NutriSystem Inc.	7,483	259,286
Overstock.com Inc.[a,b]	4,227	73,972
PetMed Express Inc.	31	715
Priceline Group Inc. (The)[a]	13,011	19,074,907
Shutterfly Inc.[a,b]	9,401	471,742

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
TripAdvisor Inc.[a]	30,048	$1,393,326
U.S. Auto Parts Network Inc.[a]	4,608	16,220
Wayfair Inc. Class Aa,b	7,112	249,276

		122,815,343
INTERNET SOFTWARE & SERVICES — 3.77%
2U Inc.[a]	9,232	278,345
Actua Corp.[a,b]	9,758	136,612
Akamai Technologies Inc.[a]	46,474	3,098,886
Alarm.com Holdings Inc.[a]	2,165	60,252
Alphabet Inc. Class Aa	78,451	62,168,495
Alphabet Inc. Class Ca	78,861	60,866,497
Amber Road Inc.[a]	3,187	28,938
Angie’s List Inc.[a,b]	11,640	95,797
Appfolio Inc.[a]	2,588	61,724
ARI Network Services Inc.[a]	3,233	17,491
Autobytel Inc.[a]	1,637	22,018
Bankrate Inc.[a]	14,860	164,203
Bazaarvoice Inc.[a]	17,161	83,231
Benefitfocus Inc.[a,b]	3,213	95,426
Blucora Inc.[a]	10,604	156,409
Box Inc. Class Aa	12,355	171,240
Brightcove Inc.[a]	9,008	72,514
BroadVision Inc.[a]	885	4,115
Carbonite Inc.[a]	4,954	81,246
Care.com Inc.[a]	3,315	28,410
ChannelAdvisor Corp.[a]	6,477	92,945
comScore Inc.[a]	12,249	386,823
Cornerstone OnDemand Inc.[a]	12,820	542,414
CoStar Group Inc.[a,b]	9,114	1,717,898
Determine Inc.[a]	2,257	4,175
DHI Group Inc.[a]	10,693	66,831
EarthLink Holdings Corp.	27,003	152,297
eBay Inc.[a]	275,025	8,165,492
eGain Corp.[a]	4,875	10,238
Endurance International Group Holdings Inc.[a]	16,545	153,869
Envestnet Inc.[a]	10,002	352,570
Facebook Inc. Class Aa	620,379	71,374,604
Five9 Inc.[a]	7,160	101,600
FunctionX Inc.[a]	50	121
Glowpoint Inc.[a,b]	4,185	1,113
GoDaddy Inc. Class Aa,b	11,446	400,038
Gogo Inc.[a,b]	12,416	114,476

Security	Shares	Value
Great Elm Capital Group Inc.[a]	5,204	$19,515
GrubHub Inc.[a,b]	23,760	893,851
GTT Communications Inc.[a,b]	7,227	207,776
Hortonworks Inc.[a,b]	9,905	82,311
IAC/InterActiveCorp	20,302	1,315,367
Instructure Inc.[a,b]	1,814	35,464
Internap Corp.[a]	14,721	22,670
IntraLinks Holdings Inc.[a]	10,433	141,054
Inuvo Inc.[a]	5,813	9,708
iPass Inc.[a]	14,532	23,978
Issuer Direct Corp.	318	2,862
IZEA Inc.[a,b]	2,030	9,155
j2 Global Inc.	14,181	1,160,006
Leaf Group Ltd.[a]	3,316	21,720
Limelight Networks Inc.[a]	17,147	43,210
Liquidity Services Inc.[a]	6,937	67,636
LivePerson Inc.[a]	12,555	94,790
LogMeIn Inc.	6,808	657,312
Marchex Inc. Class Ba	7,428	19,684
Marin Software Inc.[a]	7,068	16,610
Match Group Inc.[a,b]	10,391	177,686
MaxPoint Interactive Inc.[a,b]	517	3,102
MeetMe Inc.[a]	10,648	52,495
Net Element Inc.[a,b]	518	399
New Relic Inc.[a,b]	5,519	155,912
NIC Inc.	15,610	373,079
Numerex Corp. Class Aa	3,357	24,842
Nutanix Inc. Class Aa,b	5,038	133,809
Onvia Inc.[a,b]	2,199	9,786
Pandora Media Inc.[a,b]	66,517	867,382
Q2 Holdings Inc.[a,b]	5,779	166,724
QuinStreet Inc.[a]	9,540	35,870
Qumu Corp.[a]	3,074	7,316
Quotient Technology Inc.[a,b]	16,378	176,064
RealNetworks Inc.[a]	6,744	32,776
Reis Inc.	2,442	54,335
Remark Media Inc.[a,b]	4,133	16,201
RetailMeNot Inc.[a]	9,765	90,815
Rightside Group Ltd.[a]	2,749	22,734
Rocket Fuel Inc.[a,b]	7,614	13,020
Sajan Inc.[a,b]	1,682	6,308
SharpSpring Inc.[a]	1,751	9,228
Shutterstock Inc.[a]	5,012	238,170

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Spark Networks Inc.[a]	7,112	$5,973
SPS Commerce Inc.[a]	4,606	321,913
Stamps.com Inc.[a,b]	4,756	545,275
Support.com Inc.[a]	16,465	14,160
Synacor Inc.[a]	7,138	22,128
TechTarget Inc.[a]	4,749	40,509
Travelzoo Inc.[a]	2,155	20,257
Tremor Video Inc.[a]	8,961	22,313
TrueCar Inc.[a,b]	15,494	193,675
Twilio Inc. Class Aa,b	6,573	189,631
Twitter Inc.[a,b]	157,020	2,559,426
VeriSign Inc.[a,b]	25,106	1,909,813
Web.com Group Inc.[a]	13,061	276,240
WebMD Health Corp.[a,b]	10,027	497,038
Xactly Corp.[a]	2,164	23,804
XO Group Inc.[a]	6,456	125,569
Yahoo! Inc.[a]	233,391	9,025,230
Yelp Inc.[a,b]	15,061	574,276
YuMe Inc.[a]	4,857	17,388
Zillow Group Inc. Class Aa,b	11,971	436,343
Zillow Group Inc. Class Ca,b	27,326	996,579

		236,659,625
IT SERVICES — 3.56%
Accenture PLC Class A	165,722	19,411,018
Acxiom Corp.[a]	20,244	542,539
ALJ Regional Holdings Inc.[a,b]	3,338	14,654
Alliance Data Systems Corp.	15,041	3,436,868
Automatic Data Processing Inc.	121,409	12,478,417
Black Knight Financial Services Inc. Class Aa,b	4,772	180,382
Blackhawk Network Holdings Inc.[a]	14,764	556,234
Booz Allen Hamilton Holding Corp.	37,743	1,361,390
Broadridge Financial Solutions Inc.	31,318	2,076,383
CACI International Inc. Class Aa	6,642	825,601
Cardtronics PLC Class Aa	11,806	644,253
Cartesian Inc.[a]	1,655	1,505
Cass Information Systems Inc.	2,431	178,849
CIBER Inc.[a]	19,020	12,017
Cognizant Technology Solutions Corp. Class Aa	163,260	9,147,458
Computer Sciences Corp.	36,645	2,177,446

Security	Shares	Value
Computer Task Group Inc.	4,178	$17,589
Convergys Corp.	25,251	620,165
CoreLogic Inc./U.S.[a]	23,697	872,761
CSG Systems International Inc.	8,241	398,864
CSP Inc.	681	7,205
CSRA Inc.	36,501	1,162,192
Datalink Corp.[a]	5,617	63,247
DST Systems Inc.	8,057	863,308
Edgewater Technology Inc.[a]	3,059	22,943
EPAM Systems Inc.[a]	11,437	735,513
Euronet Worldwide Inc.[a]	12,954	938,258
Everi Holdings Inc.[a]	17,420	37,801
EVERTEC Inc.	16,871	299,460
ExlService Holdings Inc.[a]	9,091	458,550
Fidelity National Information Services Inc.	86,848	6,569,183
First Data Corp. Class Aa,b	48,258	684,781
Fiserv Inc.[a]	57,504	6,111,525
FleetCor Technologies Inc.[a]	25,572	3,618,949
Forrester Research Inc.	2,544	109,265
Gartner Inc.[a]	21,918	2,215,252
Genpact Ltd.[a]	34,864	848,590
Global Payments Inc.	40,988	2,844,977
Hackett Group Inc. (The)	6,647	117,386
Information Services Group Inc.[a]	8,116	29,542
Innodata Inc.[a]	7,145	17,505
International Business Machines Corp.	229,912	38,163,093
Jack Henry & Associates Inc.	20,517	1,821,499
JetPay Corp.[a,b]	2,300	5,175
Leidos Holdings Inc.	37,515	1,918,517
Lionbridge Technologies Inc.[a]	15,414	89,401
ManTech International Corp./VA Class A	6,570	277,583
MasterCard Inc. Class A	252,711	26,092,411
Mattersight Corp.[a]	4,118	15,237
MAXIMUS Inc.	17,087	953,284
ModusLink Global Solutions Inc.[a]	12,208	17,824
MoneyGram International Inc.[a]	7,567	89,366
NCI Inc. Class A	1,819	25,375
NeuStar Inc. Class Aa	4,411	147,327
Paychex Inc.	86,728	5,280,001
Payment Data Systems Inc.[a]	908	1,680

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
PayPal Holdings Inc.[a]	300,305	$11,853,038
Perficient Inc.[a]	9,533	166,732
PFSweb Inc.[a]	4,049	34,417
Planet Payment Inc.[a]	11,570	47,206
PRGX Global Inc.[a]	6,645	39,206
Sabre Corp.	54,053	1,348,622
Science Applications International Corp.	10,581	897,269
ServiceSource International Inc.[a]	14,955	84,944
Square Inc.[a,b]	8,258	112,557
StarTek Inc.[a]	3,107	26,254
Sykes Enterprises Inc.[a]	9,977	287,936
Syntel Inc.	8,122	160,734
Sysorex Global Holdings Corp.[a,b]	8,176	1,995
TeleTech Holdings Inc.	4,613	140,697
Teradata Corp.[a,b]	34,448	935,952
Total System Services Inc.	44,413	2,177,569
Travelport Worldwide Ltd.	30,117	424,650
Unisys Corp.[a,b]	12,940	193,453
Vantiv Inc. Class Aa	41,385	2,467,374
Virtusa Corp.[a]	7,211	181,140
Visa Inc. Class A	496,225	38,715,474
Western Union Co. (The)	131,037	2,846,124
WEX Inc.[a]	10,062	1,122,919
WidePoint Corp.[a]	20,412	16,123
Xerox Corp.	222,800	1,945,044

		223,835,027
LEISURE PRODUCTS — 0.15%
American Outdoor Brands Corp.[a]	14,439	304,374
Arctic Cat Inc.	3,259	48,950
Black Diamond Inc.[a]	6,600	35,310
Brunswick Corp./DE	24,110	1,314,959
Callaway Golf Co.	24,761	271,380
Escalade Inc.	2,453	32,380
Hasbro Inc.	29,586	2,301,495
JAKKS Pacific Inc.[a,b]	4,250	21,887
Johnson Outdoors Inc. Class A	1,755	69,656
Malibu Boats Inc. Class Aa	4,836	92,271
Marine Products Corp.	1,322	18,336
Mattel Inc.	92,692	2,553,665
MCBC Holdings Inc.	1,784	26,011
Nautilus Inc.[a,b]	7,435	137,547

Security	Shares	Value
Polaris Industries Inc.[b]	15,594	$1,284,790
Sturm Ruger & Co. Inc.[b]	5,048	266,030
Summer Infant Inc.[a]	3,145	6,416
Vista Outdoor Inc.[a]	16,402	605,234

		9,390,691
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Accelerate Diagnostics Inc.[a,b]	1,553	32,225
Agilent Technologies Inc.	86,663	3,948,366
Albany Molecular Research Inc.[a,b]	8,539	160,192
Bio-Rad Laboratories Inc. Class Aa	5,455	994,337
Bio-Techne Corp.	10,340	1,063,262
Bioanalytical Systems Inc.[a]	1,759	1,337
Bruker Corp.	29,289	620,341
Cambrex Corp.[a]	9,371	505,565
Charles River Laboratories International Inc.[a]	13,260	1,010,279
ChromaDex Corp.[a]	4,565	15,110
CombiMatrix Corp.[a,b]	8,019	21,250
Enzo Biochem Inc.[a]	10,624	73,731
Fluidigm Corp.[a,b]	6,899	50,225
Harvard Bioscience Inc.[a]	30,250	92,263
Illumina Inc.[a]	39,087	5,004,699
INC Research Holdings Inc.[a]	14,019	737,399
Luminex Corp.[a]	8,492	171,793
Mettler-Toledo International Inc.[a,b]	6,645	2,781,331
NanoString Technologies Inc.[a]	3,115	69,465
NeoGenomics Inc.[a,b]	14,893	127,633
Pacific Biosciences of California Inc.[a,b]	27,321	103,820
PAREXEL International Corp.[a]	14,285	938,810
PerkinElmer Inc.	28,691	1,496,236
PRA Health Sciences Inc.[a,b]	10,273	566,248
pSivida Corp.[a]	8,012	13,701
Quintiles IMS Holdings Inc.[a]	34,620	2,632,851
Thermo Fisher Scientific Inc.	104,355	14,724,491
Transgenomic Inc.[a]	4,222	1,140
VWR Corp.[a,b]	24,215	606,101
WaferGen Bio-systems Inc.[a]	1,402	6,926
Waters Corp.[a]	20,662	2,776,766

		41,347,893

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
MACHINERY — 1.88%
Actuant Corp. Class A	15,426	$400,305
AGCO Corp.	20,215	1,169,640
Alamo Group Inc.	1,707	129,903
Albany International Corp. Class A	7,433	344,148
Allison Transmission Holdings Inc.	44,771	1,508,335
Altra Industrial Motion Corp.	7,085	261,436
American Railcar Industries Inc.	2,379	107,745
ARC Group Worldwide Inc.[a]	2,182	9,601
Art’s-Way Manufacturing Co. Inc.[a]	304	1,034
Astec Industries Inc.	4,897	330,352
Barnes Group Inc.	13,141	623,146
Blue Bird Corp.[a]	1,800	27,810
Briggs & Stratton Corp.	11,596	258,127
Caterpillar Inc.	155,667	14,436,558
Chart Industries Inc.[a]	7,984	287,584
Chicago Rivet & Machine Co.	125	5,200
CIRCOR International Inc.	4,606	298,837
CLARCOR Inc.	12,751	1,051,575
Colfax Corp.[a]	26,584	955,163
Columbus McKinnon Corp./NY	5,117	138,364
Commercial Vehicle Group Inc.[a]	7,089	39,202
Crane Co.	12,823	924,795
Cummins Inc.	41,741	5,704,742
Deere & Co.	77,808	8,017,336
DMC Global Inc.	3,235	51,275
Donaldson Co. Inc.	35,314	1,486,013
Douglas Dynamics Inc.	1,686	56,734
Dover Corp.	41,343	3,097,831
Eastern Co. (The)	1,699	35,509
Energy Recovery Inc.[a,b]	4,252	44,008
EnPro Industries Inc.	5,609	377,822
ESCO Technologies Inc.	3,272	185,359
ExOne Co. (The)[a,b]	2,597	24,256
Federal Signal Corp.	16,401	256,020
Flowserve Corp.	34,403	1,653,064
Fortive Corp.	78,361	4,202,500
Franklin Electric Co. Inc.	9,920	385,888
FreightCar America Inc.	3,174	47,388
Gencor Industries Inc.[a]	2,176	34,163

Security	Shares	Value
Global Brass & Copper Holdings Inc.	47	$1,612
Gorman-Rupp Co. (The)	4,938	152,831
Graco Inc.	14,634	1,215,939
Graham Corp.	2,589	57,346
Greenbrier Companies Inc. (The)	7,079	294,132
Hardinge Inc.	3,312	36,697
Harsco Corp.	21,168	287,885
Hillenbrand Inc.	16,856	646,428
Hurco Companies Inc.	1,825	60,407
Hyster-Yale Materials Handling Inc.	2,483	158,341
IDEX Corp.	19,479	1,754,279
Illinois Tool Works Inc.	85,532	10,474,249
Ingersoll-Rand PLC	69,698	5,230,138
ITT Inc.	23,601	910,291
Jason Industries Inc.[a]	4,690	8,442
John Bean Technologies Corp.	7,141	613,769
Joy Global Inc.	26,354	737,912
Kadant Inc.	2,835	173,502
Kennametal Inc.	21,551	673,684
Key Technology Inc.[a]	1,624	18,936
LB Foster Co. Class A	2,586	35,170
Lincoln Electric Holdings Inc.	16,779	1,286,446
Lindsay Corp.[b]	2,710	202,193
Liqtech International Inc.[a,b]	7,413	4,744
LS Starrett Co. (The) Class A	1,777	16,526
Lydall Inc.[a]	2,188	135,328
Manitex International Inc.[a]	4,140	28,400
Manitowoc Co. Inc. (The)[a]	36,072	215,711
Manitowoc Foodservice Inc.[a,b]	36,492	705,390
Meritor Inc.[a]	24,345	302,365
MFRI Inc.[a]	2,145	17,374
Middleby Corp. (The)[a]	15,024	1,935,241
Milacron Holdings Corp.[a,b]	4,163	77,557
Miller Industries Inc./TN	2,754	72,843
Mueller Industries Inc.	15,118	604,115
Mueller Water Products Inc. Class A	43,294	576,243
Navistar International Corp.[a]	17,273	541,854
NN Inc.	7,186	136,893
Nordson Corp.	14,338	1,606,573

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Omega Flex Inc.	1,677	$93,510
Oshkosh Corp.	19,857	1,282,961
PACCAR Inc.	92,557	5,914,392
Parker-Hannifin Corp.	35,901	5,026,140
Pentair PLC	47,423	2,659,008
Proto Labs Inc.[a,b]	6,620	339,937
RBC Bearings Inc.[a]	6,559	608,741
Rexnord Corp.[a]	26,798	524,973
Snap-on Inc.	15,223	2,607,243
SPX Corp.[a]	10,515	249,416
SPX FLOW Inc.[a]	11,572	370,998
Standex International Corp.	3,187	279,978
Stanley Black & Decker Inc.	40,602	4,656,643
Sun Hydraulics Corp.	7,050	281,788
Supreme Industries Inc. Class A	13	204
Taylor Devices Inc.[a]	702	10,670
Tennant Co.	2,817	200,570
Terex Corp.	29,067	916,482
Timken Co. (The)	17,990	714,203
Titan International Inc.	11,986	134,363
Toro Co. (The)	26,697	1,493,697
TriMas Corp.[a]	12,012	282,282
Trinity Industries Inc.	39,834	1,105,792
Twin Disc Inc.	2,531	36,953
Wabash National Corp.[a,b]	17,234	272,642
WABCO Holdings Inc.[a]	14,031	1,489,391
Wabtec Corp./DE	23,984	1,991,152
Watts Water Technologies Inc. Class A	7,342	478,698
Woodward Inc.	14,593	1,007,647
WSI Industries Inc.	1,576	4,807
Xerium Technologies Inc.[a]	2,703	15,191
Xylem Inc./NY	46,884	2,321,696

		118,348,722
MARINE — 0.02%
Genco Shipping & Trading Ltd.[a]	6,001	44,287
Kirby Corp.[a,b]	14,315	951,948
Matson Inc.	9,917	350,963
Pangaea Logistics Solutions Ltd.[a]	2,487	8,456
Rand Logistics Inc.[a]	5,609	4,654

		1,360,308

Security	Shares	Value
MEDIA — 3.01%
A H Belo Corp. Class A	5,165	$32,798
AMC Entertainment Holdings Inc. Class A	7,766	261,339
AMC Networks Inc. Class Aa	16,379	857,277
Ballantyne Strong Inc.[a]	3,246	25,968
Beasley Broadcast Group Inc. Class A	904	5,605
Cable One Inc.	1,081	672,090
CBS Corp. Class A	2,201	142,295
CBS Corp. Class B NVS	104,698	6,660,887
Central European Media Enterprises Ltd. Class Aa,b	19,729	50,309
Charter Communications Inc. Class Aa	57,091	16,437,641
Cinedigm Corp. Class Aa	2,555	3,679
Cinemark Holdings Inc.	27,586	1,058,199
Clear Channel Outdoor Holdings Inc. Class A	9,212	46,521
Comcast Corp. Class A	631,195	43,584,015
Cumulus Media Inc. Class Aa	5,678	5,792
Daily Journal Corp.[a,b]	181	43,766
Discovery Communications Inc. Class Aa	35,021	959,926
Discovery Communications Inc. Class C NVS[a]	63,185	1,692,094
DISH Network Corp. Class Aa,b	59,707	3,458,826
Emmis Communications Corp. Class Aa	2,255	7,396
Entercom Communications Corp. Class A	6,599	100,965
Entravision Communications Corp. Class A	14,778	103,446
EW Scripps Co. (The) Class Aa	14,009	270,794
Gannett Co. Inc.	31,051	301,505
Global Eagle Entertainment Inc.[a,b]	12,277	79,309
Gray Television Inc.[a]	17,390	188,681
Harte-Hanks Inc.	12,287	18,553
Hemisphere Media Group Inc.[a,b]	2,611	29,243
Insignia Systems Inc.[a]	3,143	7,512

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Interpublic Group of Companies Inc. (The)	106,176	$2,485,580
John Wiley & Sons Inc. Class A	12,530	682,885
Lee Enterprises Inc.[a]	14,702	42,636
Liberty Broadband Corp. Class Aa	6,782	491,424
Liberty Broadband Corp. Class Ca,b	19,901	1,474,067
Liberty Global PLC Series Aa,b	75,721	2,316,305
Liberty Global PLC Series C NVS[a]	167,838	4,984,789
Liberty Global PLC LiLAC Class Aa	13,770	302,389
Liberty Global PLC LiLAC Class Ca,b	26,197	554,590
Liberty Media Corp.-Liberty Braves Class Ca	6,291	129,532
Liberty Media Corp.-Liberty Media Class Aa	4,067	127,500
Liberty Media Corp.-Liberty Media Class Ca	11,779	369,036
Liberty Media Corp.-Liberty SiriusXM Class Aa	19,272	665,269
Liberty Media Corp.-Liberty SiriusXM Class Ca	52,969	1,796,708
Lions Gate Entertainment Corp. Class Ab	12,898	346,956
Lions Gate Entertainment Corp. Class Ba,b	30,490	748,225
Live Nation Entertainment Inc.[a]	38,712	1,029,739
Loral Space & Communications Inc.[a]	13	534
Madison Square Garden Co. (The)[a]	4,482	768,708
McClatchy Co. (The) Class Aa	1,769	23,315
Media General Inc.[a]	25,211	474,723
Meredith Corp.	8,664	512,476
MSG Networks Inc. Class Aa	12,989	279,263
National CineMedia Inc.	17,005	250,484
New Media Investment Group Inc.	10,116	161,755
New York Times Co. (The) Class A	32,081	426,677
News Corp. Class A	111,248	1,274,902

Security	Shares	Value
News Corp. Class B	33,616	$396,669
Nexstar Broadcasting Group Inc. Class Ab	8,147	515,705
NTN Buzztime Inc.[a]	331	2,813
Omnicom Group Inc.	62,973	5,359,632
Radio One Inc. Class Aa	233	664
Radio One Inc. Class Da	7,657	22,205
Reading International Inc. Class Aa	4,606	76,460
Regal Entertainment Group Class A	26,528	546,477
Saga Communications Inc. Class A	1,583	79,625
Salem Media Group Inc. Class A	3,235	20,219
Scholastic Corp.	7,144	339,269
Scripps Networks Interactive Inc. Class A	25,091	1,790,745
Sinclair Broadcast Group Inc. Class A	17,933	598,066
Sirius XM Holdings Inc.[b]	457,926	2,037,771
Spanish Broadcasting System Inc.[a]	673	2,053
SPAR Group Inc.[a]	1,787	1,787
TEGNA Inc.	57,999	1,240,599
Time Inc.	30,220	539,427
Time Warner Inc.	203,098	19,605,050
Townsquare Media Inc. Class Aa	2,619	27,264
Tribune Media Co.	20,491	716,775
tronc Inc.	2,345	32,525
Twenty-First Century Fox Inc. Class A	286,817	8,042,349
Twenty-First Century Fox Inc. Class B	126,445	3,445,626
Viacom Inc. Class A	2,839	109,301
Viacom Inc. Class B NVS	87,787	3,081,324
Walt Disney Co. (The)	388,411	40,480,194
World Wrestling Entertainment Inc. Class A	9,101	167,458
Xcel Brands Inc.[a]	315	1,386

		189,106,336

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
METALS & MINING — 0.48%
AK Steel Holding Corp.[a,b]	86,322	$881,348
Alcoa Corp.	40,936	1,149,483
Allegheny Technologies Inc.[b]	29,758	474,045
Ampco-Pittsburgh Corp.	2,373	39,748
Carpenter Technology Corp.	12,533	453,319
Century Aluminum Co.[a,b]	15,703	134,418
Cliffs Natural Resources Inc.[a,b]	54,586	459,068
Coeur Mining Inc.[a]	43,696	397,197
Commercial Metals Co.[b]	30,150	656,667
Compass Minerals International Inc.	10,202	799,327
Comstock Mining Inc.[a]	33,441	8,795
Freeport-McMoRan Inc.[a]	332,228	4,382,087
Friedman Industries Inc.	2,182	14,532
General Moly Inc.[a]	26,705	6,679
Gerber Scientific Inc. Escrow[a]	664	7
Gold Resource Corp.	14,741	64,123
Golden Minerals Co.[a,b]	25,284	14,667
Handy & Harman Ltd.[a]	675	17,246
Haynes International Inc.	3,144	135,161
Hecla Mining Co.	103,256	541,061
Kaiser Aluminum Corp.	5,638	438,016
Materion Corp.	8,073	319,691
McEwen Mining Inc.[b]	45,829	133,362
Newmont Mining Corp.	139,697	4,759,477
Nucor Corp.	85,489	5,088,305
Olympic Steel Inc.	2,466	59,751
Paramount Gold Nevada Corp.[a]	1,831	3,259
Pershing Gold Corp.[a,b]	4,803	15,706
Real Industry Inc.[a]	7,167	43,719
Reliance Steel & Aluminum Co.	19,895	1,582,448
Royal Gold Inc.	19,193	1,215,876
Ryerson Holding Corp.[a,b]	4,174	55,723
Schnitzer Steel Industries Inc. Class A	7,187	184,706
Solitario Exploration & Royalty Corp.[a]	9,580	6,097
Steel Dynamics Inc.	64,032	2,278,259
Stillwater Mining Co.[a]	31,725	511,090
SunCoke Energy Inc.	17,113	194,061
Synalloy Corp.	2,541	27,824

Security	Shares	Value
TimkenSteel Corp.[a]	9,955	$154,103
U.S. Antimony Corp.[a]	18,966	4,760
U.S. Steel Corp.	47,101	1,554,804
Universal Stainless & Alloy Products Inc.[a]	2,180	29,452
Worthington Industries Inc.	12,152	576,491

		29,865,958
MORTGAGE REAL ESTATE INVESTMENT — 0.24%
AG Mortgage Investment Trust Inc.	6,547	112,019
AGNC Investment Corp.	87,272	1,582,241
Altisource Residential Corp.	14,585	161,018
Annaly Capital Management Inc.	255,079	2,543,138
Anworth Mortgage Asset Corp.	24,609	127,228
Apollo Commercial Real Estate Finance Inc.	20,314	337,619
Arbor Realty Trust Inc.[b]	10,715	79,934
Ares Commercial Real Estate Corp.	7,426	101,959
ARMOUR Residential REIT Inc.	10,119	219,481
Blackstone Mortgage Trust Inc. Class Ab	26,975	811,138
Capstead Mortgage Corp.	24,748	252,182
Cherry Hill Mortgage Investment Corp.	1,805	32,833
Chimera Investment Corp.	51,203	871,475
CIM Commercial Trust Corp.	4,244	65,570
Colony Capital Inc.[b]	30,155	610,639
CYS Investments Inc.	40,097	309,950
Drive Shack Inc.	17,481	65,729
Dynex Capital Inc.	12,458	84,964
Ellington Residential Mortgage REIT	1,827	23,769
Five Oaks Investment Corp.	3,896	19,363
Great Ajax Corp.	4,606	61,122
Hannon Armstrong Sustainable Infrastructure Capital Inc.	10,223	194,135
Invesco Mortgage Capital Inc.	31,038	453,155
Ladder Capital Corp.	13,947	191,353
Manhattan Bridge Capital Inc.	879	6,680
MFA Financial Inc.	138,323	1,055,404
MTGE Investment Corp.	12,242	192,199

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
New Residential Investment Corp.	65,475	$1,029,267
New York Mortgage Trust Inc.	28,784	189,974
Orchid Island Capital Inc.	5,564	60,258
Owens Realty Mortgage Inc.[b]	2,506	46,411
PennyMac Mortgage Investment Trust[c]	15,837	259,252
Redwood Trust Inc.	20,490	311,653
Resource Capital Corp.[b]	8,991	74,895
Starwood Property Trust Inc.	69,559	1,526,820
Sutherland Asset Management Corp.	1,973	26,537
Two Harbors Investment Corp.	94,465	823,735
Western Asset Mortgage Capital Corp.	11,219	112,975

		15,028,074
MULTI-UTILITIES — 0.96%
Ameren Corp.	66,441	3,485,495
Avista Corp.	16,737	669,313
Black Hills Corp.	13,879	851,338
CenterPoint Energy Inc.	115,550	2,847,152
CMS Energy Corp.	73,626	3,064,314
Consolidated Edison Inc.	82,474	6,076,684
Dominion Resources Inc./VA	167,316	12,814,733
DTE Energy Co.	49,641	4,890,135
MDU Resources Group Inc.	51,609	1,484,791
NiSource Inc.	85,015	1,882,232
NorthWestern Corp.	12,574	715,083
Public Service Enterprise Group Inc.	137,102	6,016,036
SCANA Corp.	37,506	2,748,440
Sempra Energy	66,124	6,654,719
Unitil Corp.	3,224	146,176
Vectren Corp.	21,982	1,146,361
WEC Energy Group Inc.	85,243	4,999,502

		60,492,504
MULTILINE RETAIL — 0.48%
Big Lots Inc.	11,960	600,512
Bon-Ton Stores Inc. (The)[a]	4,192	6,162
Dillard’s Inc. Class A	7,418	465,034
Dollar General Corp.	68,736	5,091,276
Dollar Tree Inc.[a]	62,993	4,861,800
Fred’s Inc. Class A	9,177	170,325

Security	Shares	Value
Gordmans Stores Inc.[a,b]	3,119	$2,137
JC Penney Co. Inc.[a,b]	81,201	674,780
Kohl’s Corp.	46,151	2,278,936
Macy’s Inc.	78,067	2,795,579
Nordstrom Inc.	32,375	1,551,734
Ollie’s Bargain Outlet Holdings Inc.[a]	12,377	352,126
Sears Holdings Corp.[a,b]	14,489	134,603
Target Corp.	149,301	10,784,011
Tuesday Morning Corp.[a]	12,010	64,854

		29,833,869
OIL, GAS & CONSUMABLE FUELS — 5.78%
Abraxas Petroleum Corp.[a]	86,610	222,588
Adams Resources & Energy Inc.	606	24,028
Aemetis Inc.[a,b]	3,272	4,548
Alon USA Energy Inc.	8,517	96,923
Amyris Inc.[a,b]	152,447	111,286
Anadarko Petroleum Corp.	146,952	10,246,963
Antero Resources Corp.[a,b]	34,237	809,705
Apache Corp.	99,530	6,317,169
Approach Resources Inc.[a]	29,958	100,359
Arch Coal Inc. Class Aa	8,888	693,708
Barnwell Industries Inc.[a]	747	1,225
Bill Barrett Corp.[a]	16,094	112,497
Bonanza Creek Energy Inc.[a,b]	56,024	57,144
Cabot Oil & Gas Corp.	120,484	2,814,506
California Resources Corp.[a,b]	12,988	276,515
Callon Petroleum Co.[a,b]	51,513	791,755
Camber Energy Inc.[a]	16,967	21,039
Carrizo Oil & Gas Inc.[a]	16,838	628,899
Centennial Resource Development Inc./DE Class Aa,b	17,251	340,190
Centrus Energy Corp.[a]	1,828	11,663
Cheniere Energy Inc.[a,b]	60,658	2,513,061
Chesapeake Energy Corp.[a]	188,366	1,322,329
Chevron Corp.	499,087	58,742,540
Cimarex Energy Co.	24,773	3,366,651
Clayton Williams Energy Inc.[a,b]	2,647	315,681
Clean Energy Fuels Corp.[a]	31,750	90,805
Cloud Peak Energy Inc.[a]	17,855	100,167
Cobalt International Energy Inc.[a]	13,238	16,150
Comstock Resources Inc.[a,b]	12,674	124,839

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Concho Resources Inc.[a,b]	38,317	$5,080,834
ConocoPhillips	323,181	16,204,295
CONSOL Energy Inc.[b]	50,083	913,013
Contango Oil & Gas Co.[a]	22,767	212,644
Continental Resources Inc./OKa,b	24,346	1,254,793
CVR Energy Inc.	197	5,002
Delek U.S. Holdings Inc.	16,615	399,923
Denbury Resources Inc.[a]	97,736	359,668
Devon Energy Corp.	136,750	6,245,373
Diamondback Energy Inc.[a]	23,759	2,401,085
Earthstone Energy Inc.[a]	8,939	122,822
Eclipse Resources Corp.[a]	44,619	119,133
Energen Corp.	25,280	1,457,898
EOG Resources Inc.	152,997	15,467,997
EP Energy Corp. Class Aa,b	21,610	141,546
EQT Corp.	45,157	2,953,268
Erin Energy Corp.[a,b]	49,005	149,465
Evolution Petroleum Corp.	37,144	371,440
EXCO Resources Inc.[a]	34,701	30,318
Extraction Oil & Gas Inc.[a]	13,894	278,436
Exxon Mobil Corp.	1,097,812	99,088,511
Gastar Exploration Inc.[a]	95,088	147,386
Gener8 Maritime Inc.[a]	31,898	142,903
Gevo Inc.[a,b]	63,371	10,963
Green Plains Inc.	16,814	468,270
Gulfport Energy Corp.[a]	41,449	896,956
Halcon Resources Corp.[a,b]	11,817	110,371
Hallador Energy Co.	4,775	43,405
Harvest Natural Resources Inc.[a]	22,018	136,071
Hess Corp.	69,965	4,358,120
HollyFrontier Corp.	41,590	1,362,488
Houston American Energy Corp.[a]	10,423	1,855
International Seaways Inc.[a]	15,011	210,754
Isramco Inc.[a]	145	18,024
Jones Energy Inc. Class Aa,b	29,326	146,630
Kinder Morgan Inc./DE	504,460	10,447,367
Kosmos Energy Ltd.[a,b]	43,851	307,396
Laredo Petroleum Inc.[a]	43,231	611,286
Magellan Petroleum Corp.[a]	12,645	142,256
Marathon Oil Corp.	222,262	3,847,355
Marathon Petroleum Corp.	138,604	6,978,711
Matador Resources Co.[a,b]	27,255	702,089
Murphy Oil Corp.	40,108	1,248,562

Security	Shares	Value
Newfield Exploration Co.[a]	49,482	$2,004,021
Noble Energy Inc.	112,462	4,280,304
Northern Oil and Gas Inc.[a,b]	673	1,851
Oasis Petroleum Inc.[a]	64,340	974,108
Occidental Petroleum Corp.	200,479	14,280,119
ONEOK Inc.	57,554	3,304,175
Overseas Shipholding Group Inc. Series A	1,987	7,610
Pacific Ethanol Inc.[a]	15,443	146,709
Panhandle Oil and Gas Inc. Class A	14,572	343,171
Par Pacific Holdings Inc.[a]	8,912	129,580
Parsley Energy Inc. Class Aa	43,443	1,530,931
PBF Energy Inc.	23,207	647,011
PDC Energy Inc.[a]	17,369	1,260,642
PEDEVCO Corp.[a,b]	8,224	952
PetroQuest Energy Inc.[a]	24,791	82,058
Phillips 66	116,745	10,087,935
Pioneer Natural Resources Co.	44,739	8,056,152
PrimeEnergy Corp.[a]	174	9,396
QEP Resources Inc.	60,241	1,109,037
Range Resources Corp.	49,273	1,693,020
Renewable Energy Group Inc.[a,b]	19,839	192,438
Resolute Energy Corp.[a,b]	4,307	177,405
REX American Resources Corp.[a]	2,848	281,240
Rex Energy Corp.[a]	71,500	33,691
Rice Energy Inc.[a]	25,596	546,475
Ring Energy Inc.[a,b]	26,157	339,779
RSP Permian Inc.[a,b]	28,654	1,278,541
SandRidge Energy Inc.[a]	7,566	178,179
SemGroup Corp. Class A	16,008	668,334
SM Energy Co.	27,449	946,442
Southwestern Energy Co.[a]	121,856	1,318,482
Spectra Energy Corp.	187,063	7,686,419
Synergy Resources Corp.[a,b]	54,071	481,773
Targa Resources Corp.	48,034	2,693,266
Tesoro Corp.	28,953	2,531,940
Torchlight Energy Resources Inc.[a,b]	58,543	69,081
TransAtlantic Petroleum Ltd.[a]	48,179	53,479
Triangle Petroleum Corp.[a,b]	247,140	58,325
U.S. Energy Corp. Wyoming[a]	658	842

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Uranium Energy Corp.[a]	109,043	$122,128
Uranium Resources Inc.[a,b]	577	791
VAALCO Energy Inc.[a]	103,096	107,220
Valero Energy Corp.	118,603	8,102,957
Vertex Energy Inc.[a,b]	4,601	6,027
W&T Offshore Inc.[a]	953	2,640
Western Refining Inc.	21,635	818,885
Westmoreland Coal Co.[a]	4,645	82,077
Whiting Petroleum Corp.[a]	69,716	837,986
Williams Companies Inc. (The)	179,242	5,581,596
World Fuel Services Corp.	18,843	865,082
WPX Energy Inc.[a]	91,150	1,328,056
Yuma Energy Inc.[a]	729	2,479
Zion Oil & Gas Inc.[a]	65,525	89,769

		363,304,221
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a]	9,965	224,213
Clearwater Paper Corp.[a]	4,765	312,346
Deltic Timber Corp.	2,663	205,237
Domtar Corp.	15,846	618,469
KapStone Paper and Packaging Corp.	23,679	522,122
Louisiana-Pacific Corp.[a]	37,643	712,582
Mercer International Inc.	11,469	122,145
Neenah Paper Inc.	4,630	394,476
PH Glatfelter Co.	11,509	274,950
Rentech Inc.[a,b]	4,506	11,175
Resolute Forest Products Inc.[a]	31,623	169,183
Schweitzer-Mauduit International Inc.	7,982	363,420

		3,930,318
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.	115,867	583,970
CCA Industries Inc.[a]	2,196	5,710
Coty Inc. Class A	116,362	2,130,588
Cyanotech Corp.[a]	812	3,492
DS Healthcare Group Inc.[a]	2,605	1,719
Edgewell Personal Care Co.[a]	15,467	1,128,936
Estee Lauder Companies Inc. (The) Class A	58,568	4,479,866
Female Health Co. (The)[a,b]	5,689	5,177
Herbalife Ltd.[a,b]	20,058	965,592

Security	Shares	Value
Inter Parfums Inc.	4,697	$153,827
Lifevantage Corp.[a,b]	4,023	32,787
Mannatech Inc.	256	5,197
Medifast Inc.	2,462	102,493
MYOS RENS Technology Inc.[a,b]	307	362
Natural Alternatives International Inc.[a]	880	9,944
Natural Health Trends Corp.[b]	2,166	53,825
Nature’s Sunshine Products Inc.	2,404	36,060
Nu Skin Enterprises Inc. Class A	14,845	709,294
Nutraceutical International Corp.	2,300	80,385
Reliv International Inc.[a]	258	1,200
Revlon Inc. Class Aa	2,697	78,618
Synutra International Inc.[a]	4,668	24,974
United-Guardian Inc.	4,468	69,254
USANA Health Sciences Inc.[a,b]	4,365	267,138

		10,930,408
PHARMACEUTICALS — 4.37%
AcelRx Pharmaceuticals Inc.[a,b]	8,057	20,948
Achaogen Inc.[a]	8,700	113,274
Aclaris Therapeutics Inc.[a,b]	5,160	140,042
Acura Pharmaceuticals Inc.[a,b]	10,515	8,060
Adamis Pharmaceuticals Corp.[a,b]	3,190	10,049
Aerie Pharmaceuticals Inc.[a]	8,238	311,808
Agile Therapeutics Inc.[a,b]	12,020	68,514
Akorn Inc.[a]	26,306	574,260
Alimera Sciences Inc.[a,b]	48,670	52,564
Allergan PLC[a]	99,015	20,794,140
Amphastar Pharmaceuticals Inc.[a,b]	12,326	227,045
Ampio Pharmaceuticals Inc.[a,b]	71,331	64,212
ANI Pharmaceuticals Inc.[a]	2,620	158,824
Apricus Biosciences Inc.[a]	1,280	1,664
Aradigm Corp.[a]	2,675	4,280
Aratana Therapeutics Inc.[a]	12,003	86,182
Assembly Biosciences Inc.[a]	12,217	148,437
Axsome Therapeutics Inc.[a,b]	4,498	30,362
Bio-Path Holdings Inc.[a]	22,803	30,784
BioDelivery Sciences International Inc.[a,b]	31,883	55,795
BioPharmX Corp.[a,b]	2,643	988
Bristol-Myers Squibb Co.	441,977	25,829,136

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Catalent Inc.[a]	34,626	$933,517
Cempra Inc.[a,b]	19,176	53,693
Cerecor Inc.[a,b]	1,933	1,702
Collegium Pharmaceutical Inc.[a,b]	9,075	141,298
ContraVir Pharmaceuticals Inc.[a,b]	19,117	22,940
Corcept Therapeutics Inc.[a,b]	11,172	81,109
Corium International Inc.[a]	3,342	13,569
Cumberland Pharmaceuticals Inc.[a]	3,254	17,897
Cymabay Therapeutics Inc.[a,b]	5,002	8,653
Depomed Inc.[a,b]	17,526	353,149
Dermira Inc.[a]	7,574	229,719
Dipexium Pharmaceuticals Inc.[a,b]	2,194	3,510
DURECT Corp.[a]	28,709	38,470
Egalet Corp.[a,b]	16,330	124,925
Eli Lilly & Co.	255,879	18,819,900
Endo International PLC[a]	52,268	860,854
Endocyte Inc.[a]	54,420	138,771
Evoke Pharma Inc.[a,b]	20,012	40,424
EyeGate Pharmaceuticals Inc.[a,b]	635	1,035
Flex Pharma Inc.[a]	8,211	43,354
Heska Corp.[a]	3	215
Horizon Pharma PLC[a,b]	46,342	749,814
Impax Laboratories Inc.[a]	20,459	271,082
Imprimis Pharmaceuticals Inc.[a,b]	17,883	44,708
Innoviva Inc.[a,b]	22,282	238,417
Intersect ENT Inc.[a,b]	6,699	81,058
Intra-Cellular Therapies Inc.[a]	10,587	159,758
Jaguar Animal Health Inc.[a,b]	49,785	35,646
Jazz Pharmaceuticals PLC[a]	16,488	1,797,687
Johnson & Johnson	721,732	83,150,744
Juniper Pharmaceuticals Inc.[a]	6,782	37,979
KemPharm Inc.[a]	1,671	4,929
Lannett Co. Inc.[a,b]	9,718	214,282
Lipocine Inc.[a,b]	22,006	80,982
Mallinckrodt PLC[a,b]	28,667	1,428,190
Marinus Pharmaceuticals Inc.[a]	68,811	69,499
Medicines Co. (The)[a]	21,749	738,161
Merck & Co. Inc.	732,146	43,101,435
Mylan NVa	121,588	4,638,582
MyoKardia Inc.[a]	4,551	58,935
Nektar Therapeutics[a]	43,853	538,076
Neos Therapeutics Inc.[a,b]	18,561	108,582

Security	Shares	Value
NovaBay Pharmaceuticals Inc.[a,b]	657	$2,168
Ocera Therapeutics Inc.[a]	13,155	27,626
Ocular Therapeutix Inc.[a,b]	11,577	96,899
Omeros Corp.[a,b]	14,939	148,195
Orexigen Therapeutics Inc.[a,b]	2,812	4,893
Pacira Pharmaceuticals Inc./DEa,b	9,033	291,766
Pain Therapeutics Inc.[a]	10,443	5,955
Paratek Pharmaceuticals Inc.[a]	4,566	70,316
Pernix Therapeutics Holdings Inc.[a,b]	17,315	33,591
Perrigo Co. PLC	38,164	3,176,390
Pfizer Inc.	1,607,435	52,209,489
Phibro Animal Health Corp. Series A	6,918	202,697
Prestige Brands Holdings Inc.[a]	14,501	755,502
ProPhase Labs Inc.[a]	4,909	9,818
Pulmatrix Inc.[a,b]	41,626	24,559
Reata Pharmaceuticals Inc. Series Aa,b	2,102	45,887
Repros Therapeutics Inc.[a,b]	8,003	10,564
Revance Therapeutics Inc.[a,b]	10,483	216,998
Ritter Pharmaceuticals Inc.[a,b]	49,579	134,359
SciClone Pharmaceuticals Inc.[a]	11,911	128,639
SCYNEXIS Inc.[a,b]	24,917	79,485
Sonoma Pharmaceuticals Inc.[a]	1,549	7,807
Sucampo Pharmaceuticals Inc. Class Aa	4,111	55,704
Supernus Pharmaceuticals Inc.[a]	14,139	357,010
Teligent Inc.[a,b]	18,041	119,251
Tetraphase Pharmaceuticals Inc.[a]	29,078	117,184
TherapeuticsMD Inc.[a,b]	40,760	235,185
Theravance Biopharma Inc.[a,b]	12,070	384,792
Titan Pharmaceuticals Inc.[a,b]	4,848	19,392
VIVUS Inc.[a]	39,394	45,303
WaVe Life Sciences Ltd.[a,b]	2,914	76,201
Zoetis Inc.	130,183	6,968,696
Zogenix Inc.[a,b]	14,300	173,745
Zynerba Pharmaceuticals Inc.[a,b]	3,389	52,835

		274,497,519
PROFESSIONAL SERVICES — 0.42%
Acacia Research Corp.	8,453	54,944
Advisory Board Co. (The)[a]	10,655	354,279

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Barrett Business Services Inc.	2,153	$138,007
CBIZ Inc.[a]	12,897	176,689
CDI Corp.	4,158	30,769
CEB Inc.	8,917	540,370
CRA International Inc.	2,399	87,803
DLH Holdings Corp.[a]	819	4,865
Dun & Bradstreet Corp. (The)	9,684	1,174,863
Equifax Inc.	32,756	3,872,742
Exponent Inc.	6,979	420,834
Franklin Covey Co.[a]	4,091	82,434
FTI Consulting Inc.[a,b]	10,670	481,004
GEE Group Inc.[a]	802	3,529
GP Strategies Corp.[a]	4,651	133,019
Heidrick & Struggles International Inc.	4,722	114,036
Hill International Inc.[a]	10,654	46,345
Hudson Global Inc.	8,016	10,902
Huron Consulting Group Inc.[a]	5,571	282,171
ICF International Inc.[a]	4,955	273,516
IHS Markit Ltd.[a]	87,493	3,098,127
Insperity Inc.	4,483	318,069
Kelly Services Inc. Class A	7,590	173,963
Kforce Inc.	6,723	155,301
Korn/Ferry International	15,019	442,009
Lightbridge Corp.[a,b]	1,643	1,873
ManpowerGroup Inc.	19,079	1,695,551
Marathon Patent Group Inc.[a]	3,225	5,547
Mastech Digital Inc.[a]	634	4,318
Mistras Group Inc.[a]	4,313	110,758
Navigant Consulting Inc.[a]	12,357	323,506
Nielsen Holdings PLC	92,427	3,877,313
On Assignment Inc.[a]	12,593	556,107
Pendrell Corp.[a]	3,642	24,583
RCM Technologies Inc.	2,760	17,554
Resources Connection Inc.	9,740	187,495
Robert Half International Inc.	34,462	1,681,056
RPX Corp.[a]	14,413	155,660
Spherix Inc.[a]	238	248
TransUnion[a]	22,523	696,636
TriNet Group Inc.[a]	11,554	296,013
TrueBlue Inc.[a]	10,668	262,966
Verisk Analytics Inc. Class Aa	41,520	3,370,178

Security	Shares	Value
Volt Information Sciences Inc.[a]	2,615	$17,913
WageWorks Inc.[a]	9,582	694,695
Willdan Group Inc.[a]	2,159	48,772

		26,499,332
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Alexander & Baldwin Inc.	12,100	542,927
Altisource Portfolio Solutions SAa,b	3,017	80,222
American Realty Investors Inc.[a]	779	4,027
AV Homes Inc.[a,b]	2,694	42,565
CBRE Group Inc. Class Aa	80,840	2,545,652
CKX Lands Inc.[a]	229	2,439
Consolidated-Tomoka Land Co.	1,721	91,936
Forestar Group Inc.[a]	9,046	120,312
FRP Holdings Inc.[a]	1,743	65,711
Griffin Industrial Realty Inc.	642	20,371
HFF Inc. Class A	9,486	286,951
Howard Hughes Corp. (The)[a]	9,709	1,107,797
Income Opportunity Realty Investors Inc.[a]	108	788
InterGroup Corp. (The)[a]	126	3,402
Jones Lang LaSalle Inc.	11,083	1,119,826
JW Mays Inc.[a]	106	4,759
Kennedy-Wilson Holdings Inc.	24,791	508,215
Marcus & Millichap Inc.[a,b]	3,273	87,455
Maui Land & Pineapple Co. Inc.[a]	2,135	15,479
RE/MAX Holdings Inc. Class A	4,658	260,848
Realogy Holdings Corp.	37,411	962,585
RMR Group Inc. (The) Class A	1,859	73,431
St. Joe Co. (The)[a]	10,947	207,993
Stratus Properties Inc.[a,b]	1,725	56,494
Tejon Ranch Co.[a]	4,135	105,153
Transcontinental Realty Investors Inc.[a]	269	3,174

		8,320,512
ROAD & RAIL — 0.85%
AMERCO	1,821	673,023
ArcBest Corp.	6,591	182,241
Avis Budget Group Inc.[a]	25,007	917,257
Celadon Group Inc.[b]	7,417	53,032

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Covenant Transportation Group Inc. Class Aa	3,086	$59,683
CSX Corp.	248,789	8,938,989
Genesee & Wyoming Inc. Class Aa	14,962	1,038,512
Heartland Express Inc.	9,636	196,189
Hertz Global Holdings Inc.[a,b]	15,020	323,831
JB Hunt Transport Services Inc.	23,771	2,307,451
Kansas City Southern	26,605	2,257,434
Knight Transportation Inc.	16,295	538,550
Landstar System Inc.	10,770	918,681
Marten Transport Ltd.	40	932
Norfolk Southern Corp.	76,469	8,264,005
Old Dominion Freight Line Inc.[a]	17,907	1,536,241
PAM Transportation Services Inc.[a]	673	17,485
Patriot Transportation Holding Inc.[a]	681	15,867
Roadrunner Transportation Systems Inc.[a]	7,977	82,881
Ryder System Inc.	14,316	1,065,683
Saia Inc.[a]	6,663	294,171
Swift Transportation Co.[a,b]	22,421	546,176
Union Pacific Corp.	218,450	22,648,896
Universal Logistics Holdings Inc.	2,251	36,804
USA Truck Inc.[a]	2,322	20,225
Werner Enterprises Inc.	12,123	326,715
YRC Worldwide Inc.[a]	8,901	118,205

		53,379,159
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.21%
Acacia Communications Inc.[a,b]	3,840	237,120
Adesto Technologies Corp.[a,b]	1,729	3,199
Advanced Energy Industries Inc.[a]	7,454	408,107
Advanced Micro Devices Inc.[a,b]	206,825	2,345,395
Aehr Test Systems[a,b]	4,011	9,667
Alpha & Omega Semiconductor Ltd.[a]	27	574
Amkor Technology Inc.[a]	25,334	267,274
Amtech Systems Inc.[a]	2,597	11,037
Analog Devices Inc.	84,085	6,106,253
Applied Materials Inc.	284,850	9,192,109
Applied Micro Circuits Corp.[a]	21,812	179,949
Axcelis Technologies Inc.[a]	7,448	108,368
AXT Inc.[a]	9,577	45,970

Security	Shares	Value
Broadcom Ltd.	105,124	$18,582,769
Brooks Automation Inc.	18,961	323,664
Cabot Microelectronics Corp.	4,782	302,079
Cavium Inc.[a]	17,498	1,092,575
CEVA Inc.[a]	5,147	172,682
Cirrus Logic Inc.[a]	16,589	937,942
Cohu Inc.	6,670	92,713
Cree Inc.[a,b]	26,901	709,917
CVD Equipment Corp.[a]	1,705	14,799
Cyberoptics Corp.[a]	2,136	55,750
Cypress Semiconductor Corp.	94,883	1,085,462
Diodes Inc.[a]	9,987	256,366
DSP Group Inc.[a]	26	339
Entegris Inc.[a]	37,441	670,194
Exar Corp.[a]	12,553	135,321
First Solar Inc.[a]	20,432	655,663
FormFactor Inc.[a,b]	19,238	215,466
GigPeak Inc.[a]	17,313	43,629
GSI Technology Inc.[a]	5,011	31,068
Inphi Corp.[a,b]	9,823	438,302
Integrated Device Technology Inc.[a]	35,998	848,113
Intel Corp.	1,259,528	45,683,081
Intermolecular Inc.[a,b]	7,237	6,861
Intersil Corp. Class A	35,175	784,402
inTEST Corp.[a]	2,234	10,276
IXYS Corp.	6,643	79,052
KLA-Tencor Corp.	42,361	3,332,963
Kopin Corp.[a]	16,428	46,656
Kulicke & Soffa Industries Inc.[a]	18,726	298,680
Lam Research Corp.	44,437	4,698,324
Lattice Semiconductor Corp.[a]	31,090	228,822
Linear Technology Corp.	65,389	4,077,004
MACOM Technology Solutions Holdings Inc.[a,b]	5,025	232,557
Marvell Technology Group Ltd.	124,321	1,724,332
Maxim Integrated Products Inc.	80,432	3,102,262
MaxLinear Inc. Class Aa	14,474	315,533
Microchip Technology Inc.	56,853	3,647,120

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Micron Technology Inc.[a]	274,943	$6,026,751
Microsemi Corp.[a]	30,159	1,627,681
MKS Instruments Inc.	12,680	753,192
Monolithic Power Systems Inc.	7,950	651,343
MoSys Inc.[a]	16,997	3,911
Nanometrics Inc.[a]	6,529	163,617
NeoPhotonics Corp.[a]	7,366	79,626
NVE Corp.	1,564	111,717
NVIDIA Corp.	141,477	15,101,255
ON Semiconductor Corp.[a]	108,701	1,387,025
PDF Solutions Inc.[a,b]	7,131	160,804
Photronics Inc.[a]	17,315	195,660
Pixelworks Inc.[a]	7,125	19,950
Power Integrations Inc.	5,754	390,409
Qorvo Inc.[a,b]	33,907	1,787,916
QUALCOMM Inc.	393,511	25,656,917
QuickLogic Corp.[a]	16,880	23,463
Rambus Inc.[a,b]	29,288	403,296
Rubicon Technology Inc.[a]	6,464	4,001
Rudolph Technologies Inc.[a]	8,039	187,711
Semtech Corp.[a]	17,038	537,549
Sevcon Inc.[a]	777	6,628
Sigma Designs Inc.[a]	9,730	58,380
Silicon Laboratories Inc.[a]	10,153	659,945
Skyworks Solutions Inc.	51,198	3,822,443
SolarEdge Technologies Inc.[a,b]	1,860	23,064
SunPower Corp.[a,b]	6,876	45,450
Sunworks Inc.[a,b]	4,264	8,528
Synaptics Inc.[a]	9,801	525,138
Teradyne Inc.	53,726	1,364,640
Tessera Holding Corp.	14,215	628,303
Texas Instruments Inc.	265,737	19,390,829
Trio-Tech International[a]	311	1,036
Ultra Clean Holdings Inc.[a]	9,008	87,378
Ultratech Inc.[a]	7,151	171,481
Veeco Instruments Inc.[a]	10,533	307,037
Versum Materials Inc.[a]	28,805	808,556
Xcerra Corp.[a]	14,522	110,948
Xilinx Inc.	70,090	4,231,333

		201,372,671
SOFTWARE — 4.33%
8x8 Inc.[a]	23,616	337,709

Security	Shares	Value
A10 Networks Inc.[a]	10,080	$83,765
ACI Worldwide Inc.[a]	31,039	563,358
Activision Blizzard Inc.	183,329	6,620,010
Adobe Systems Inc.[a]	133,208	13,713,764
American Software Inc./GA Class A	7,155	73,911
ANSYS Inc.[a]	22,921	2,119,963
Aspen Technology Inc.[a]	21,870	1,195,852
Asure Software Inc.[a]	2,217	18,867
Autodesk Inc.[a]	51,729	3,828,463
Aware Inc./MAa	4,911	29,957
Barracuda Networks Inc.[a]	5,715	122,472
Blackbaud Inc.	12,436	795,904
Bottomline Technologies de Inc.[a]	9,875	247,072
BroadSoft Inc.[a]	7,751	319,729
Bsquare Corp.[a]	2,752	16,099
CA Inc.	85,058	2,702,293
Cadence Design Systems Inc.[a]	79,276	1,999,341
Callidus Software Inc.[a]	15,221	255,713
CDK Global Inc.	41,161	2,456,900
Citrix Systems Inc.[a]	42,126	3,762,273
CommVault Systems Inc.[a]	10,681	549,003
Copsync Inc.[a,b]	1,766	1,446
Covisint Corp.[a]	10,553	20,051
Datawatch Corp.[a]	2,559	14,074
Dell Technologies Inc. Class V Class Va	59,247	3,256,808
Digimarc Corp.[a,b]	2,414	72,420
Digital Turbine Inc.[a,b]	14,008	9,455
Document Security Systems Inc.[a,b]	6,521	4,343
Ebix Inc.[b]	7,105	405,340
Electronic Arts Inc.[a]	80,866	6,369,006
Ellie Mae Inc.[a,b]	10,151	849,436
EnerNOC Inc.[a]	7,488	44,928
Evolving Systems Inc.	2,542	10,422
Exa Corp.[a,b]	2,712	41,656
Fair Isaac Corp.	8,014	955,429
FalconStor Software Inc.[a]	10,071	4,531
Finjan Holdings Inc.[a,b]	1,785	2,035
FireEye Inc.[a,b]	46,004	547,448
FORM Holdings Corp.[a]	3,351	7,138

78

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Fortinet Inc.[a]	38,681	$1,165,072
Gigamon Inc.[a]	7,532	343,083
GlobalSCAPE Inc.	4,215	17,155
Glu Mobile Inc.[a,b]	30,983	60,107
GSE Systems Inc.[a]	3,143	11,000
Guidance Software Inc.[a]	5,040	35,683
Guidewire Software Inc.[a,b]	19,087	941,562
HubSpot Inc.[a]	8,627	405,469
Imperva Inc.[a]	7,424	285,082
Intelligent Systems Corp.	1,594	6,759
Intuit Inc.	65,685	7,528,158
Jive Software Inc.[a]	12,252	53,296
Majesco[a]	1,716	10,433
Majesco Entertainment Co.	297	962
Mam Software Group Inc.[a]	2,685	16,996
Manhattan Associates Inc.[a]	19,271	1,021,941
Mentor Graphics Corp.	26,717	985,590
Microsoft Corp.	2,065,815	128,369,744
MicroStrategy Inc. Class Aa	2,499	493,303
Mitek Systems Inc.[a]	7,566	46,531
MobileIron Inc.[a]	10,497	39,364
Model N Inc.[a,b]	5,580	49,383
Monotype Imaging Holdings Inc.	10,575	209,914
NetSol Technologies Inc.[a]	2,530	13,156
Nuance Communications Inc.[a]	67,203	1,001,325
NXT-ID Inc.[a,b]	250	687
Oracle Corp.	797,409	30,660,376
Park City Group Inc.[a,b]	3,994	50,724
Paycom Software Inc.[a,b]	9,906	450,624
Paylocity Holding Corp.[a,b]	5,383	161,544
Pegasystems Inc.	9,568	344,448
Progress Software Corp.	12,973	414,228
Proofpoint Inc.[a,b]	10,612	749,738
PROS Holdings Inc.[a]	6,635	142,785
PTC Inc.[a]	29,973	1,386,851
QAD Inc.	244	6,234
QAD Inc. Class A	2,445	74,328
Qualys Inc.[a]	6,829	216,138
Rapid7 Inc.[a]	2,204	26,823
RealPage Inc.[a]	14,293	428,790
Red Hat Inc.[a]	48,178	3,358,007
RingCentral Inc. Class Aa	15,295	315,077

Security	Shares	Value
Rosetta Stone Inc.[a]	4,705	$41,921
Rubicon Project Inc. (The)[a]	5,577	41,381
salesforce.com inc.[a]	169,396	11,596,850
Seachange International Inc.[a]	9,124	20,985
SecureWorks Corp. Class Aa	2,578	27,301
ServiceNow Inc.[a,b]	44,220	3,287,315
Silver Spring Networks Inc.[a]	9,736	129,586
SITO Mobile Ltd.[a,b]	4,727	17,443
Smith Micro Software Inc.[a]	3,163	4,966
Sonic Foundry Inc.[a]	760	3,762
Splunk Inc.[a,b]	34,802	1,780,122
SS&C Technologies Holdings Inc.	42,165	1,205,919
Symantec Corp.	166,951	3,988,459
Synchronoss Technologies Inc.[a]	10,431	399,507
Synopsys Inc.[a]	39,917	2,349,515
Tableau Software Inc. Class Aa	14,520	612,018
Take-Two Interactive Software Inc.[a,b]	22,319	1,100,103
Tangoe Inc.[a,b]	9,862	77,712
Telenav Inc.[a]	7,473	52,685
TiVo Corp.[a]	31,182	651,704
Tyler Technologies Inc.[a]	8,916	1,272,937
Ultimate Software Group Inc. (The)[a]	7,534	1,373,825
Upland Software Inc.[a]	801	7,169
Varonis Systems Inc.[a,b]	4,147	111,140
VASCO Data Security International Inc.[a,b]	7,588	103,576
Verint Systems Inc.[a]	16,632	586,278
VirnetX Holding Corp.[a,b]	12,529	27,564
VMware Inc. Class Aa,b	19,599	1,543,029
Workday Inc. Class Aa,b	33,174	2,192,470
Workiva Inc.[a]	5,082	69,369
Zedge Inc. Class Ba	1,732	5,421
Zendesk Inc.[a,b]	21,955	465,446
Zix Corp.[a]	14,637	72,307
Zynga Inc. Class Aa,b	197,933	508,688

		272,055,327
SPECIALTY RETAIL — 2.34%
Aaron’s Inc.	16,997	543,734
Abercrombie & Fitch Co. Class A	17,950	215,400

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Advance Auto Parts Inc.	19,469	$3,292,597
America’s Car-Mart Inc./TXa	2,363	103,381
American Eagle Outfitters Inc.	53,830	816,601
Appliance Recycling Centers of America Inc.[a]	869	973
Asbury Automotive Group Inc.[a,b]	5,698	351,567
Ascena Retail Group Inc.[a]	44,800	277,312
AutoNation Inc.[a]	19,051	926,831
AutoZone Inc.[a]	7,639	6,033,206
Barnes & Noble Education Inc.[a]	10,064	115,434
Barnes & Noble Inc.	16,353	182,336
bebe stores Inc.[a,b]	1,139	5,798
Bed Bath & Beyond Inc.	41,390	1,682,090
Best Buy Co. Inc.	74,172	3,164,919
Big 5 Sporting Goods Corp.	4,879	84,651
Boot Barn Holdings Inc.[a,b]	4,022	50,355
Buckle Inc. (The)	15,488	353,126
Build-A-Bear Workshop Inc.[a,b]	9,709	133,499
Burlington Stores Inc.[a]	18,022	1,527,364
Cabela’s Inc.[a]	12,550	734,802
Caleres Inc.	13,166	432,108
CarMax Inc.[a,b]	51,289	3,302,499
Cato Corp. (The) Class A	10,562	317,705
Chico’s FAS Inc.	34,946	502,873
Children’s Place Inc. (The)	3,260	329,097
Christopher & Banks Corp.[a]	9,725	22,757
Citi Trends Inc.	4,194	79,015
Conn’s Inc.[a,b]	7,106	89,891
Container Store Group Inc. (The)[a]	4,788	30,404
CST Brands Inc.	19,956	960,881
Destination Maternity Corp.	4,076	21,073
Destination XL Group Inc.[a]	12,013	51,055
Dick’s Sporting Goods Inc.	23,695	1,258,204
DSW Inc. Class A	24,484	554,563
Express Inc.[a]	18,879	203,138
Finish Line Inc. (The) Class A	7,922	149,013
Five Below Inc.[a]	14,443	577,142
Foot Locker Inc.	36,684	2,600,529
Francesca’s Holdings Corp.[a]	11,192	201,792
GameStop Corp. Class A	27,233	687,906
Gap Inc. (The)[b]	60,696	1,362,018
Genesco Inc.[a,b]	3,837	238,278
GNC Holdings Inc. Class A	15,163	167,400

Security	Shares	Value
Group 1 Automotive Inc.	5,481	$427,189
Guess? Inc.	16,873	204,163
Haverty Furniture Companies Inc.	5,105	120,989
hhgregg Inc.[a,b]	3,339	4,775
Hibbett Sports Inc.[a,b]	5,734	213,878
Home Depot Inc. (The)	322,751	43,274,454
Kirkland’s Inc.[a]	4,208	65,266
L Brands Inc.	64,132	4,222,451
Lithia Motors Inc. Class A	6,605	639,562
Lowe’s Companies Inc.	230,875	16,419,830
Lumber Liquidators Holdings Inc.[a,b]	7,243	114,005
MarineMax Inc.[a]	6,713	129,897
Michaels Companies Inc. (The)[a]	26,919	550,494
Monro Muffler Brake Inc.	8,917	510,052
Murphy USA Inc.[a]	9,242	568,106
New York & Co. Inc.[a]	9,113	20,687
O’Reilly Automotive Inc.[a]	24,586	6,844,988
Office Depot Inc.	143,736	649,687
Party City Holdco Inc.[a,b]	5,726	81,309
Penske Automotive Group Inc.	10,439	541,158
Perfumania Holdings Inc.[a]	2,279	3,305
Pier 1 Imports Inc.	22,371	191,048
Rent-A-Center Inc./TX	14,002	157,523
RHa	10,017	307,522
Ross Stores Inc.	101,618	6,666,141
Sally Beauty Holdings Inc.[a,b]	38,922	1,028,319
Sears Hometown and Outlet Stores Inc.[a,b]	3,079	14,471
Select Comfort Corp.[a]	12,510	282,976
Shoe Carnival Inc.	27	728
Signet Jewelers Ltd.	19,092	1,799,612
Sonic Automotive Inc. Class A	7,536	172,574
Sportsman’s Warehouse Holdings Inc.[a,b]	7,741	72,688
Stage Stores Inc.	8,150	35,616
Staples Inc.	171,742	1,554,265
Stein Mart Inc.	44	241
Tailored Brands Inc.	12,468	318,557
Tandy Leather Factory Inc.[a]	1,823	14,766
Tiffany & Co.	29,126	2,255,226
Tile Shop Holdings Inc.[a]	7,408	144,826
Tilly’s Inc. Class Aa	3,779	49,845

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
TJX Companies Inc. (The)	170,900	$12,839,717
Tractor Supply Co.	35,055	2,657,520
Trans World Entertainment Corp.[a]	3,089	10,194
Ulta Salon Cosmetics & Fragrance Inc.[a]	14,776	3,766,993
Urban Outfitters Inc.[a]	22,760	648,205
Vitamin Shoppe Inc.[a,b]	6,786	161,167
West Marine Inc.[a]	4,620	48,371
Williams-Sonoma Inc.	21,899	1,059,693
Winmark Corp.	359	45,288
Zumiez Inc.[a]	2,546	55,630

		146,701,284
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.12%
3D Systems Corp.[a,b]	27,672	367,761
Apple Inc.	1,416,055	164,007,490
AstroNova Inc.	1,666	23,741
Avid Technology Inc.[a,b]	8,011	35,248
Concurrent Computer Corp.	2,158	11,545
CPI Card Group Inc.	4,182	17,355
Cray Inc.[a]	10,480	216,936
Crossroads Systems Inc.[a]	157	669
Diebold Nixdorf Inc.	18,920	475,838
Eastman Kodak Co.[a]	9,944	154,132
Electronics For Imaging Inc.[a]	12,345	541,452
Hewlett Packard Enterprise Co.	445,666	10,312,711
HP Inc.	459,226	6,814,914
Immersion Corp.[a,b]	7,440	79,087
Intevac Inc.[a]	5,612	47,983
ITUS Corp.[a,b]	2,215	11,961
NCR Corp.[a]	32,653	1,324,406
NetApp Inc.	76,216	2,688,138
Nimble Storage Inc.[a]	17,535	138,877
Pure Storage Inc. Class Aa,b	17,994	203,512
Quantum Corp.[a]	69,337	57,695
Seagate Technology PLC	78,952	3,013,598
Super Micro Computer Inc.[a]	9,684	271,636
TransAct Technologies Inc.	2,304	15,206
USA Technologies Inc.[a,b]	9,543	41,035
Western Digital Corp.	77,668	5,277,541
Xplore Technologies Corp.[a]	2,578	5,208

		196,155,675

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.70%
Carter’s Inc.	13,104	$1,132,055
Charles & Colvard Ltd.[a]	7,183	7,901
Cherokee Inc.[a]	2,352	24,696
Coach Inc.	76,805	2,689,711
Columbia Sportswear Co.	7,436	433,519
Crocs Inc.[a]	19,442	133,372
Crown Crafts Inc.	2,471	19,150
Culp Inc.	13	483
Deckers Outdoor Corp.[a]	8,180	453,090
Delta Apparel Inc.[a]	1,848	38,309
Differential Brands Group Inc.[a]	239	562
Forward Industries Inc.[a]	3,082	3,791
Fossil Group Inc.[a,b]	11,341	293,278
G-III Apparel Group Ltd.[a]	10,409	307,690
Hanesbrands Inc.	99,977	2,156,504
Iconix Brand Group Inc.[a]	13,815	129,032
Kate Spade & Co.[a]	34,025	635,247
Lakeland Industries Inc.[a]	1,817	18,897
lululemon athletica Inc.[a,b]	28,828	1,873,532
Michael Kors Holdings Ltd.[a]	44,581	1,916,091
Movado Group Inc.	4,606	132,423
Naked Brand Group Inc.[a]	1,601	1,601
NIKE Inc. Class B	354,759	18,032,400
Oxford Industries Inc.	4,238	254,831
Perry Ellis International Inc.[a]	3,063	76,299
PVH Corp.	21,559	1,945,484
Ralph Lauren Corp.	14,979	1,352,903
Rocky Brands Inc.	2,222	25,664
Sequential Brands Group Inc.[a]	7,638	35,746
Skechers U.S.A. Inc. Class Aa,b	34,733	853,737
Steven Madden Ltd.[a]	14,682	524,881
Superior Uniform Group Inc.	2,281	44,753
Under Armour Inc. Class Aa,b	48,427	1,406,804
Under Armour Inc. Class Ca	48,785	1,227,918
Unifi Inc.[a]	4,109	134,077
Vera Bradley Inc.[a,b]	5,182	60,733
VF Corp.	90,374	4,821,453
Vince Holding Corp.[a,b]	5,771	23,373
Wolverine World Wide Inc.	26,869	589,775

		43,811,765

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
THRIFTS & MORTGAGE FINANCE — 0.24%
ASB Bancorp. Inc.[a]	817	$23,897
Astoria Financial Corp.	24,474	456,440
Atlantic Coast Financial Corp.[a]	4,046	27,513
Bank Mutual Corp.	11,343	107,191
BankFinancial Corp.	29	430
Bear State Financial Inc.	3,208	32,561
Beneficial Bancorp. Inc.	20,226	372,158
BofI Holding Inc.[a,b]	14,824	423,225
Broadway Financial Corp./DEa,b	1,649	2,688
BSB Bancorp. Inc./MAa	2,345	67,888
Capitol Federal Financial Inc.	32,655	537,501
Central Federal Corp.[a]	4,996	8,743
Charter Financial Corp./MD	4,163	69,397
Citizens Community Bancorp. Inc./WI	799	9,932
Clifton Bancorp. Inc.	6,441	108,982
Coastway Bancorp. Inc.[a]	858	13,428
Dime Community Bancshares Inc.	20,970	421,497
Elmira Savings Bank	637	13,027
Entegra Financial Corp.[a]	1,840	37,904
Equitable Financial Corp.[a]	747	7,283
ESSA Bancorp. Inc.	2,459	38,655
Essent Group Ltd.[a]	17,554	568,223
EverBank Financial Corp.	27,616	537,131
Federal Agricultural Mortgage Corp. Class C	2,472	141,571
First Capital Inc.	627	20,660
First Defiance Financial Corp.	2,442	123,907
Flagstar Bancorp. Inc.[a]	5,108	137,610
FS Bancorp. Inc.	626	22,505
Georgetown Bancorp Inc./Old	222	5,739
Greene County Bancorp. Inc.	636	14,564
Guaranty Federal Bancshares Inc.	825	17,473
Hamilton Bancorp. Inc./MDa	790	11,257
Hingham Institution for Savings	262	51,556
HMN Financial Inc.[a]	848	14,840
Home Bancorp. Inc.	1,679	64,826
Home Federal Bancorp. Inc./LA	253	6,796
HomeStreet Inc.[a]	5,168	163,309
HopFed Bancorp. Inc.	1,760	23,690

Security	Shares	Value
IF Bancorp. Inc.	697	$12,894
IMPAC Mortgage Holdings Inc.[a]	2,246	31,489
Jacksonville Bancorp. Inc./IL	232	6,960
Kearny Financial Corp./MD	4,915	76,428
Kentucky First Federal Bancorp.	844	7,638
Lake Shore Bancorp. Inc.	652	10,602
Lake Sunapee Bank Group	2,303	54,328
LendingTree Inc.[a,b]	1,956	198,241
Magyar Bancorp. Inc.[a]	714	8,568
Malvern Bancorp. Inc.[a]	1,752	37,055
Meridian Bancorp. Inc.	12,948	244,717
Meta Financial Group Inc.	2,048	210,739
MGIC Investment Corp.[a]	90,544	922,643
MSB Financial Corp./MDa	650	9,555
Nationstar Mortgage Holdings Inc.[a,b]	10,068	181,828
New York Community Bancorp. Inc.	135,748	2,159,751
NMI Holdings Inc. Class Aa	13,911	148,152
Northfield Bancorp. Inc.	10,555	210,783
Northwest Bancshares Inc.	26,737	482,068
OceanFirst Financial Corp.	6,808	204,444
Oconee Federal Financial Corp.	212	4,683
Ocwen Financial Corp.[a]	31,552	170,065
Oritani Financial Corp.	9,823	184,181
Pathfinder Bancorp. Inc.	713	9,590
PB Bancorp Inc.	698	6,980
PHH Corp.[a]	11,763	178,327
Poage Bankshares Inc.	661	11,997
Provident Bancorp. Inc.[a]	2,535	45,376
Provident Financial Holdings Inc.	1,831	37,023
Provident Financial Services Inc.	19,092	540,304
Prudential Bancorp. Inc.	2,282	39,068
Radian Group Inc.	56,124	1,009,110
Riverview Bancorp. Inc.	5,755	40,285
Security National Financial Corp. Class Aa	3,097	20,130
Severn Bancorp. Inc.[a,b]	2,342	18,502
SI Financial Group Inc.	2,722	41,919
Southern Missouri Bancorp. Inc.	1,671	59,120
Stonegate Mortgage Corp.[a]	6,573	39,241
Territorial Bancorp. Inc.	3,900	128,076

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
TFS Financial Corp.	17,272	$328,859
Timberland Bancorp. Inc./WA	1,813	37,457
TrustCo Bank Corp. NY	24,748	216,545
United Community Bancorp.	811	13,544
United Community Financial Corp./OH	12,486	111,625
United Financial Bancorp. Inc.	12,922	234,664
Walker & Dunlop Inc.[a]	7,179	223,985
Walter Investment Management Corp.[a]	8,997	42,736
Washington Federal Inc.	24,372	837,178
Waterstone Financial Inc.	7,098	130,603
Wayne Savings Bancshares Inc.	682	11,253
Western New England Bancorp Inc.	6,703	62,673
Wolverine Bancorp. Inc.	283	8,937
WSFS Financial Corp.	7,305	338,587
WVS Financial Corp.	222	3,283

		15,110,786
TOBACCO — 1.37%
22nd Century Group Inc.[a,b]	14,483	15,786
Alliance One International Inc.[a]	2,394	45,965
Altria Group Inc.	517,749	35,010,187
Philip Morris International Inc.	410,787	37,582,903
Reynolds American Inc.	220,104	12,334,628
Universal Corp./VA	5,710	364,013
Vector Group Ltd.	24,813	564,248

		85,917,730
TRADING COMPANIES & DISTRIBUTORS — 0.34%
AeroCentury Corp.[a]	249	2,353
Air Lease Corp.	24,927	855,744
Aircastle Ltd.	16,431	342,586
Applied Industrial Technologies Inc.	10,295	611,523
Beacon Roofing Supply Inc.[a]	15,469	712,657
BlueLinx Holdings Inc.[a]	723	5,401
BMC Stock Holdings Inc.[a]	12,973	252,974
CAI International Inc.[a]	4,695	40,706
DXP Enterprises Inc./TXa,b	3,207	111,411
Empire Resources Inc.	863	5,860
EnviroStar Inc.[b]	1,710	24,795
Fastenal Co.	76,326	3,585,796

Security	Shares	Value
GATX Corp.[b]	11,356	$699,302
General Finance Corp.[a,b]	3,276	18,182
H&E Equipment Services Inc.	8,089	188,069
HD Supply Holdings Inc.[a]	51,787	2,201,465
Herc Holdings Inc.[a,b]	4,594	184,495
Houston Wire & Cable Co.	4,842	31,473
Huttig Building Products Inc.[a,b]	4,604	30,432
Kaman Corp.	7,204	352,492
Lawson Products Inc./DEa	1,724	41,031
MRC Global Inc.[a,b]	26,635	539,625
MSC Industrial Direct Co. Inc. Class A	12,585	1,162,728
Neff Corp.[a]	2,684	37,844
NOW Inc.[a]	28,656	586,588
Rush Enterprises Inc. Class Aa,b	7,228	230,573
Rush Enterprises Inc. Class Ba	2,457	75,848
SiteOne Landscape Supply Inc.[a,b]	5,478	190,251
Titan Machinery Inc.[a]	4,710	68,625
Transcat Inc.[a]	2,172	23,458
Triton International Ltd.	7,880	124,504
United Rentals Inc.[a]	22,445	2,369,743
Univar Inc.[a,b]	17,194	487,794
Veritiv Corp.[a,b]	2,287	122,926
Watsco Inc.	6,975	1,033,137
WESCO International Inc.[a]	11,515	766,323
Willis Lease Finance Corp.[a]	1,676	42,872
WW Grainger Inc.	14,860	3,451,235

		21,612,821
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	21,334	1,742,988

		1,742,988
WATER UTILITIES — 0.10%
American States Water Co.	9,681	441,066
American Water Works Co. Inc.	46,827	3,388,402
Aqua America Inc.	46,725	1,403,619
Artesian Resources Corp. Class A	2,234	71,354
Cadiz Inc.[a]	4,797	59,963
California Water Service Group	12,663	429,276
Connecticut Water Service Inc.	2,931	163,696
Middlesex Water Co.	4,576	196,493

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Security	Shares	Value
Pure Cycle Corp.[a]	4,661	$25,636
SJW Corp.	4,649	260,251
York Water Co. (The)	3,226	123,233

		6,562,989
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Boingo Wireless Inc.[a]	9,063	110,478
NII Holdings Inc.[a]	26,756	57,525
Shenandoah Telecommunications Co.	12,071	329,538
Spok Holdings Inc.	5,158	107,029
Sprint Corp.[a,b]	158,612	1,335,513
T-Mobile U.S. Inc.[a]	74,899	4,307,442
Telephone & Data Systems Inc.	31,445	907,817
U.S. Cellular Corp.[a]	3,249	142,046

		7,297,388

TOTAL COMMON STOCKS (Cost: $5,501,188,892)		6,267,431,851

RIGHTS — 0.00%

COMMERCIAL SERVICES & SUPPLIES — 0.00%
Cemtrex Inc.[a]	1,221	—

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.00%
ClearSign Combustion Corp.[a]	2,671	—

HOTELS, RESTAURANTS & LEISURE — 0.00%
Chanticleer Holdings Inc.[a,b]	7,564	—

TOTAL RIGHTS (Cost: $0)		—

WARRANTS — 0.00%

ENERGY EQUIPMENT & SERVICES — 0.00%
SAExploration Holdings Inc . (Expires 7/27/21)[a]	38	—

TOTAL WARRANTS (Cost: $0)		—

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.42%

MONEY MARKET FUNDS — 2.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	145,743,519	$145,772,668
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	6,313,995	6,313,995

		152,086,663

TOTAL SHORT-TERM INVESTMENTS (Cost: $152,062,887)		152,086,663

TOTAL INVESTMENTS IN SECURITIES — 102.18% (Cost: $5,653,251,779)[g]		6,419,518,514
Other Assets, Less Liabilities — (2.18)%		(136,878,349)

NET ASSETS — 100.00%		$6,282,640,165

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $5,726,026,105. Net unrealized appreciation was $693,492,409, of which $831,488,833 represented gross unrealized appreciation on securities and $137,996,424 represented gross unrealized depreciation on securities.

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P TOTAL U.S. STOCK MARKET ETF

December 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	21,371	12,992	(2,078)	32,285	$12,285,734	$182,944	$118,512
PennyMac Mortgage Investment Trust	—	16,194	(357)	15,837	259,252	19,817	38
PNC Financial Services Group Inc. (The)	84,858	50,750	(3,482)	132,126	15,453,457	159,294	67,564

					$27,998,443	$362,055	$186,114

Schedule 2 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	108	Mar. 2017	Chicago Mercantile	$12,069,148	$12,075,480	$6,332
S&P MidCap 400 E-Mini	9	Mar. 2017	Chicago Mercantile	1,503,165	1,493,190	(9,975)

				Net unrealized depreciation		$(3,643)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2		Level 3	Total
Investments:
Assets:
Common stocks	$6,267,407,820	$24,024		$7	$6,267,431,851
Rights	—	0	[a]	—	0	[a]
Warrants	—	0	[a]	—	0	[a]
Money market funds	152,086,663	—		—	152,086,663

Total	$6,419,494,483	$24,024		$7	$6,419,518,514

Derivative financial instruments[b]:
Assets:
Futures contracts	$6,332	$—		$—	$6,332
Liabilities:
Futures contracts	(9,975)	—		—	(9,975)

Total	$(3,643)	$—		$—	$(3,643)

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

85

Schedule of Investments (Unaudited)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 2.57%
Aerojet Rocketdyne Holdings Inc.[b,c]	3,952	$70,938
Aerovironment Inc.[b]	461	12,369
Astronics Corp.[b]	2,434	82,367
B/E Aerospace Inc.	11,966	720,234
Boeing Co. (The)	70,512	10,977,308
BWX Technologies Inc.	10,837	430,229
Curtiss-Wright Corp.	3,742	368,063
General Dynamics Corp.	11,987	2,069,675
HEICO Corp.	2,258	174,205
HEICO Corp. Class A	4,414	299,711
Hexcel Corp.	10,861	558,690
Huntington Ingalls Industries Inc.	4,563	840,459
Lockheed Martin Corp.	30,059	7,512,946
Mercury Systems Inc.[b]	439	13,267
Moog Inc. Class Ab	427	28,045
National Presto Industries Inc.	40	4,256
Northrop Grumman Corp.	19,665	4,573,686
Raytheon Co.	13,427	1,906,634
Rockwell Collins Inc.	15,362	1,424,979
Sparton Corp.[b]	50	1,192
Spirit AeroSystems Holdings Inc. Class A	7,455	434,999
TASER International Inc.[b]	6,117	148,276
Teledyne Technologies Inc.[b]	1,198	147,354
Textron Inc.	9,887	480,113
TransDigm Group Inc.	5,887	1,465,627
Vectrus Inc.[b]	164	3,911
Wesco Aircraft Holdings Inc.[b]	1,381	20,646

		34,770,179
AIR FREIGHT & LOGISTICS — 1.28%
Air Transport Services Group Inc.[b]	790	12,608
CH Robinson Worldwide Inc.	16,882	1,236,775
Echo Global Logistics Inc.[b]	3,179	79,634
Expeditors International of Washington Inc.	15,006	794,718
FedEx Corp.	29,482	5,489,549
Forward Air Corp.	3,571	169,194
Hub Group Inc. Class Ab,c	3,568	156,100

Security	Shares	Value
Radiant Logistics Inc.[b]	2,731	$10,651
United Parcel Service Inc. Class B	81,742	9,370,903

		17,320,132
AIRLINES — 0.66%
Alaska Air Group Inc.	11,577	1,027,227
Allegiant Travel Co.	1,500	249,600
Delta Air Lines Inc.	71,038	3,494,359
Hawaiian Holdings Inc.[b]	6,168	351,576
JetBlue Airways Corp.[b]	2,730	61,207
Southwest Airlines Co.	75,481	3,761,973

		8,945,942
AUTO COMPONENTS — 0.44%
Adient PLC[b]	2,374	139,116
American Axle & Manufacturing Holdings Inc.[b]	9,322	179,915
BorgWarner Inc.	3,098	122,185
Cooper-Standard Holding Inc.[b]	1,685	174,195
Delphi Automotive PLC	32,144	2,164,899
Dorman Products Inc.[b,c]	3,084	225,317
Fox Factory Holding Corp.[b]	2,681	74,398
Gentex Corp.	21,361	420,598
Gentherm Inc.[b]	4,404	149,075
Horizon Global Corp.[b]	2,024	48,576
LCI Industries	2,781	299,653
Lear Corp.	7,162	948,034
Metaldyne Performance Group Inc.	1,105	25,360
Motorcar Parts of America Inc.[b]	1,866	50,233
Standard Motor Products Inc.	1,415	75,306
Stoneridge Inc.[b]	3,057	54,078
Tenneco Inc.[b]	6,557	409,616
Unique Fabricating Inc.[c]	722	10,541
Visteon Corp.	3,996	321,039
Workhorse Group Inc.[b,c]	1,239	8,747

		5,900,881
AUTOMOBILES — 0.36%
Harley-Davidson Inc.	21,423	1,249,818
Tesla Motors Inc.[b,c]	13,811	2,951,273
Thor Industries Inc.	5,636	563,882
Winnebago Industries Inc.[c]	3,296	104,318

		4,869,291

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
BANKS — 0.46%
Allegiance Bancshares Inc.[b,c]	81	$2,928
Ameris Bancorp.	2,986	130,190
Atlantic Capital Bancshares Inc.[b]	449	8,531
Banc of California Inc.[c]	3,967	68,827
Bank of NT Butterfield & Son Ltd. (The)	101	3,175
Bank of the Ozarks Inc.	10,547	554,667
Bankwell Financial Group Inc.	76	2,470
Blue Hills Bancorp. Inc.	186	3,488
BNC Bancorp.	654	20,863
Capital Bank Financial Corp. Class A	1,222	47,963
Capstar Financial Holdings Inc.[b]	25	549
Cardinal Financial Corp.	160	5,246
Chemical Financial Corp.	2,489	134,829
Citizens Financial Group Inc.	25,630	913,197
CoBiz Financial Inc.	513	8,665
County Bancorp. Inc.	451	12,163
CU Bancorp.[b]	171	6,122
Customers Bancorp. Inc.[b]	1,187	42,518
Eagle Bancorp. Inc.[b]	2,723	165,967
FB Financial Corp.[b,c]	55	1,427
First Connecticut Bancorp. Inc./Farmington CT	434	9,830
First Financial Bankshares Inc.[c]	4,549	205,615
First Foundation Inc.[b]	540	15,390
First Hawaiian Inc.	408	14,207
First Republic Bank/CA	13,867	1,277,705
Franklin Financial Network Inc.[b,c]	194	8,119
HarborOne Bancorp Inc.[b]	95	1,837
Heritage Commerce Corp.	202	2,915
Home BancShares Inc./AR	13,978	388,169
Live Oak Bancshares Inc.	2,347	43,420
National Bank Holdings Corp. Class A	3,076	98,094
Opus Bank	1,277	38,374
Pacific Premier Bancorp. Inc.[b]	1,115	39,415
Paragon Commercial Corp.[b]	6	262
Park Sterling Corp.	1,939	20,922
Pinnacle Financial Partners Inc.	606	41,996
ServisFirst Bancshares Inc.	5,250	196,560
Signature Bank/New York NYb	3,688	553,938

Security	Shares	Value
SVB Financial Group[b,c]	4,521	$776,075
Texas Capital Bancshares Inc.[b]	437	34,261
Union Bankshares Inc./Morrisville VT	475	21,589
Veritex Holdings Inc.[b]	203	5,422
Western Alliance Bancorp.[b]	6,199	301,953
Xenith Bankshares Inc.[b]	117	3,299

		6,233,152
BEVERAGES — 2.86%
Boston Beer Co. Inc. (The)[b,c]	1,025	174,096
Brown-Forman Corp. Class A	6,193	286,426
Brown-Forman Corp. Class B	20,763	932,674
Coca-Cola Bottling Co. Consolidated	598	106,952
Coca-Cola Co. (The)	344,533	14,284,338
Constellation Brands Inc. Class A	19,579	3,001,657
Craft Brew Alliance Inc.[b]	618	10,444
Dr Pepper Snapple Group Inc.	21,902	1,985,855
MGP Ingredients Inc.[c]	1,440	71,971
Monster Beverage Corp.[b]	49,280	2,185,075
National Beverage Corp.	1,403	71,665
PepsiCo Inc.	148,558	15,543,624
Primo Water Corp.[b]	2,473	30,369

		38,685,146
BIOTECHNOLOGY — 5.80%
AbbVie Inc.	191,295	11,978,893
ACADIA Pharmaceuticals Inc.[b,c]	11,278	325,258
Acceleron Pharma Inc.[b]	3,256	83,093
Achillion Pharmaceuticals Inc.[b]	14,606	60,323
Acorda Therapeutics Inc.[b]	680	12,784
Adamas Pharmaceuticals Inc.[b,c]	1,058	17,880
Aduro Biotech Inc.[b]	3,984	45,418
Advaxis Inc.[b,c]	4,535	32,471
Aevi Genomic Medicine Inc.[b]	4,071	21,088
Agenus Inc.[b,c]	6,870	28,304
Agios Pharmaceuticals Inc.[b,c]	3,693	154,109
Aimmune Therapeutics Inc.[b,c]	3,059	62,557
Akebia Therapeutics Inc.[b]	1,251	13,023
Alder Biopharmaceuticals Inc.[b,c]	5,498	114,358
Alexion Pharmaceuticals Inc.[b]	25,725	3,147,454
Alkermes PLC[b]	17,766	987,434
Alnylam Pharmaceuticals Inc.[b,c]	7,579	283,758
AMAG Pharmaceuticals Inc.[b,c]	1,248	43,430

87

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Amgen Inc.	88,809	$12,984,764
Amicus Therapeutics Inc.[b]	17,507	87,010
Anavex Life Sciences Corp.[b,c]	3,786	14,993
Anthera Pharmaceuticals Inc.[b,c]	3,928	2,550
Applied Genetic Technologies Corp./DEb	1,246	11,650
Aptevo Therapeutics Inc.[b]	1,870	4,563
Ardelyx Inc.[b]	493	7,001
Arena Pharmaceuticals Inc.[b]	26,464	37,579
Argos Therapeutics Inc.[b,c]	1,245	6,101
ARIAD Pharmaceuticals Inc.[b,c]	18,979	236,099
Array BioPharma Inc.[b]	1,696	14,908
Arrowhead Pharmaceuticals Inc.[b]	6,425	9,959
Asterias Biotherapeutics Inc.[b]	3,648	16,781
Atara Biotherapeutics Inc.[b,c]	106	1,505
Athersys Inc.[b,c]	8,269	12,652
Audentes Therapeutics Inc.[b]	565	10,323
Avexis Inc.[b,c]	774	36,943
Axovant Sciences Ltd.[b,c]	2,713	33,695
Bellicum Pharmaceuticals Inc.[b,c]	1,996	27,186
BioCryst Pharmaceuticals Inc.[b,c]	6,876	43,525
Biogen Inc.[b]	25,858	7,332,812
BioMarin Pharmaceutical Inc.[b]	20,176	1,671,380
BioSpecifics Technologies Corp.[b]	626	34,868
BioTime Inc.[b,c]	10,044	36,259
Bluebird Bio Inc.[b]	1,878	115,873
Blueprint Medicines Corp.[b,c]	2,368	66,422
Cara Therapeutics Inc.[b,c]	422	3,920
Celgene Corp.[b]	90,818	10,512,183
Cellular Biomedicine Group Inc.[b]	1,120	14,672
ChemoCentryx Inc.[b]	3,122	23,103
Cidara Therapeutics Inc.[b,c]	541	5,626
Clovis Oncology Inc.[b,c]	3,755	166,797
Coherus Biosciences Inc.[b,c]	3,584	100,890
Concert Pharmaceuticals Inc.[b]	428	4,404
Corvus Pharmaceuticals Inc.[b]	41	586
Curis Inc.[b]	12,397	38,183
Cytokinetics Inc.[b,c]	3,850	46,777
CytomX Therapeutics Inc.[b]	2,386	26,222
CytRx Corp.[b]	6,111	2,275
Dimension Therapeutics Inc.[b]	516	2,245
Dyax Corp.[b]	12,804	14,212
Dynavax Technologies Corp.[b,c]	5,055	19,967

Security	Shares	Value
Eagle Pharmaceuticals Inc./DEb,c	1,050	$83,307
Edge Therapeutics Inc.[b,c]	743	9,288
Editas Medicine Inc.[b,c]	667	10,825
Eiger Biopharmaceuticals Inc.[b,c]	472	5,499
Emergent BioSolutions Inc.[b]	3,740	122,822
Epizyme Inc.[b,c]	3,224	39,010
Exact Sciences Corp.[b,c]	12,441	166,212
Exelixis Inc.[b]	16,350	243,778
FibroGen Inc.[b,c]	6,169	132,017
Five Prime Therapeutics Inc.[b]	698	34,977
Flexion Therapeutics Inc.[b,c]	3,256	61,929
Fortress Biotech Inc.[b,c]	3,903	10,538
Foundation Medicine Inc.[b,c]	1,439	25,470
Galena Biopharma Inc.[b,c]	1,100	2,134
Genomic Health Inc.[b]	2,003	58,868
Geron Corp.[b,c]	16,463	34,078
Gilead Sciences Inc.	156,633	11,216,489
Global Blood Therapeutics Inc.[b,c]	2,437	35,215
GlycoMimetics Inc.[b,c]	1,212	7,393
Halozyme Therapeutics Inc.[b,c]	13,377	132,165
Heron Therapeutics Inc.[b,c]	4,201	55,033
Idera Pharmaceuticals Inc.[b]	8,992	13,488
Ignyta Inc.[b]	3,741	19,827
Immune Design Corp.[b]	1,245	6,848
ImmunoGen Inc.[b,c]	10,019	20,439
Immunomedics Inc.[b,c]	9,411	34,538
Incyte Corp.[b,c]	19,162	1,921,374
Infinity Pharmaceuticals Inc.[b]	5,040	6,804
Inotek Pharmaceuticals Corp.[b,c]	1,846	11,261
Inovio Pharmaceuticals Inc.[b,c]	7,368	51,134
Insmed Inc.[b]	7,063	93,443
Insys Therapeutics Inc.[b,c]	2,670	24,564
Intellia Therapeutics Inc.[b,c]	756	9,911
Intercept Pharmaceuticals Inc.[b,c]	1,909	207,413
Intrexon Corp.[b,c]	6,403	155,593
Invitae Corp.[b]	2,567	20,382
Ionis Pharmaceuticals Inc.[b]	14,347	686,217
Ironwood Pharmaceuticals Inc.[b,c]	15,077	230,527
Juno Therapeutics Inc.[b,c]	6,719	126,653
Kadmon Holdings Inc.[b,c]	724	3,873
Karyopharm Therapeutics Inc.[b,c]	601	5,649
Keryx Biopharmaceuticals Inc.[b,c]	8,877	52,019
Kite Pharma Inc.[b,c]	4,498	201,690

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
La Jolla Pharmaceutical Co.[b,c]	1,773	$31,081
Lexicon Pharmaceuticals Inc.[b,c]	4,924	68,099
Ligand Pharmaceuticals Inc.[b,c]	2,222	225,777
Lion Biotechnologies Inc.[b,c]	6,801	47,267
Loxo Oncology Inc.[b]	1,459	46,856
MacroGenics Inc.[b]	3,931	80,350
MannKind Corp.[b,c]	39,678	25,263
MediciNova Inc.[b,c]	3,354	20,225
Merrimack Pharmaceuticals Inc.[b,c]	8,785	35,843
MiMedx Group Inc.[b,c]	11,976	106,107
Minerva Neurosciences Inc.[b,c]	1,867	21,937
Mirati Therapeutics Inc.[b]	1,357	6,446
Momenta Pharmaceuticals Inc.[b]	1,836	27,632
Myovant Sciences Ltd.[b]	1,187	14,766
Myriad Genetics Inc.[b,c]	7,753	129,243
NantKwest Inc.[b,c]	652	3,729
Natera Inc.[b]	3,043	35,634
Neurocrine Biosciences Inc.[b]	10,052	389,012
NewLink Genetics Corp.[b,c]	2,461	25,299
Novavax Inc.[b,c]	32,140	40,496
OncoMed Pharmaceuticals Inc.[b,c]	3,203	24,695
Ophthotech Corp.[b,c]	3,609	17,431
OPKO Health Inc.[b,c]	35,274	328,048
Organovo Holdings Inc.[b,c]	9,895	33,544
Osiris Therapeutics Inc.[b,c]	1,831	8,990
OvaScience Inc.[b,c]	530	811
Pfenex Inc.[b]	1,831	16,607
PharmAthene Inc.[b]	6,845	22,246
Portola Pharmaceuticals Inc.[b,c]	5,566	124,901
Progenics Pharmaceuticals Inc.[b,c]	7,601	65,673
Protagonist Therapeutics Inc.[b,c]	689	15,151
Proteostasis Therapeutics Inc.[b]	701	8,594
Prothena Corp. PLC[b,c]	4,217	207,434
Puma Biotechnology Inc.[b,c]	3,246	99,652
Ra Pharmaceuticals Inc.[b]	992	15,068
Radius Health Inc.[b,c]	3,715	141,281
Regeneron Pharmaceuticals Inc.[b]	9,180	3,369,886
Regulus Therapeutics Inc.[b]	3,132	7,047
Repligen Corp.[b]	3,833	118,133
Rigel Pharmaceuticals Inc.[b]	7,572	18,021
Sage Therapeutics Inc.[b,c]	3,606	184,122
Sangamo BioSciences Inc.[b]	8,160	24,888

Security	Shares	Value
Sarepta Therapeutics Inc.[b,c]	5,812	$159,423
Seattle Genetics Inc.[b]	11,277	595,087
Selecta Biosciences Inc.[b]	521	8,935
Seres Therapeutics Inc.[b]	2,005	19,849
Sorrento Therapeutics Inc.[b,c]	3,145	15,411
Spark Therapeutics Inc.[b,c]	2,333	116,417
Spectrum Pharmaceuticals Inc.[b]	4,281	18,965
Stemline Therapeutics Inc.[b,c]	202	2,161
Syndax Pharmaceuticals Inc.[b]	180	1,291
Synergy Pharmaceuticals Inc.[b]	20,901	127,287
Synthetic Biologics Inc.[b]	8,796	6,708
Syros Pharmaceuticals Inc.[b]	491	5,971
T2 Biosystems Inc.[b]	1,292	6,796
TESARO Inc.[b]	3,335	448,491
TG Therapeutics Inc.[b,c]	3,980	18,507
Tokai Pharmaceuticals Inc.[b,c]	582	569
Trevena Inc.[b]	6,187	36,380
TrovaGene Inc.[b]	2,669	5,605
Ultragenyx Pharmaceutical Inc.[b]	4,252	298,958
United Therapeutics Corp.[b]	1,470	210,842
Vanda Pharmaceuticals Inc.[b,c]	4,230	67,468
Veracyte Inc.[b]	1,869	14,466
Versartis Inc.[b]	145	2,161
Vertex Pharmaceuticals Inc.[b]	29,155	2,147,849
Vital Therapies Inc.[b]	2,528	10,997
Voyager Therapeutics Inc.[b,c]	527	6,714
vTv Therapeutics Inc. Class Ab	619	2,990
XBiotech Inc.[b,c]	1,968	19,916
Xencor Inc.[b]	3,996	105,175
ZIOPHARM Oncology Inc.[b,c]	15,147	81,036

		78,437,502
BUILDING PRODUCTS — 0.53%
AAON Inc.	4,605	152,195
Advanced Drainage Systems Inc.	4,313	88,848
Allegion PLC	11,256	720,384
American Woodmark Corp.[b]	1,726	129,881
AO Smith Corp.	17,354	821,712
Apogee Enterprises Inc.	3,443	184,407
Armstrong Flooring Inc.[b]	114	2,270
Builders FirstSource Inc.[b]	9,620	105,531
Caesarstone Ltd.[b]	2,690	77,069
Continental Building Products Inc.[b]	4,229	97,690

89

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Fortune Brands Home & Security Inc.	18,114	$968,374
Gibraltar Industries Inc.[b]	2,415	100,585
Griffon Corp.	2,986	78,233
Insteel Industries Inc.	1,956	69,712
Johnson Controls International PLC	23,206	955,855
Lennox International Inc.	4,337	664,298
Masco Corp.	25,658	811,306
Masonite International Corp.[b]	3,640	239,512
NCI Building Systems Inc.[b]	2,966	46,418
Patrick Industries Inc.[b]	1,742	132,915
PGT Innovations Inc.[b]	5,677	65,002
Ply Gem Holdings Inc.[b]	2,375	38,594
Quanex Building Products Corp.	199	4,040
Simpson Manufacturing Co. Inc.	4,879	213,456
Trex Co. Inc.[b]	3,405	219,282
Universal Forest Products Inc.	1,969	201,192

		7,188,761
CAPITAL MARKETS — 1.67%
Affiliated Managers Group Inc.[b]	5,539	804,817
Ameriprise Financial Inc.	5,612	622,595
Artisan Partners Asset Management Inc.	4,385	130,454
BGC Partners Inc. Class A	25,219	257,990
CBOE Holdings Inc.	9,583	708,088
Charles Schwab Corp. (The)	109,394	4,317,781
Cohen & Steers Inc.	2,386	80,170
Cowen Group Inc. Class Ab	135	2,093
Diamond Hill Investment Group Inc.	369	77,630
Donnelley Financial Solutions Inc.[b]	2,012	46,236
Eaton Vance Corp. NVS	13,125	549,675
Evercore Partners Inc. Class A	4,488	308,326
FactSet Research Systems Inc.	4,701	768,284
Federated Investors Inc. Class B	7,453	210,771
Fifth Street Asset Management Inc.	536	3,591
Financial Engines Inc.	6,282	230,863
GAIN Capital Holdings Inc.	582	3,830
GAMCO Investors Inc. Class A	67	2,070
Greenhill & Co. Inc.	2,434	67,422

Security	Shares	Value
Hennessy Advisors Inc.	426	$13,526
Houlihan Lokey Inc.	1,354	42,136
Interactive Brokers Group Inc. Class A	1,062	38,774
Intercontinental Exchange Inc.	33,291	1,878,278
Invesco Ltd.	8,110	246,057
Investment Technology Group Inc.	363	7,166
Ladenburg Thalmann Financial Services Inc.[b,c]	1,247	3,043
Lazard Ltd. Class A	1,992	81,851
LPL Financial Holdings Inc.	1,390	48,942
MarketAxess Holdings Inc.	4,373	642,481
Medley Management Inc.	436	4,316
Moelis & Co. Class A	2,325	78,818
Moody’s Corp.	17,868	1,684,416
Morningstar Inc.	2,095	154,108
MSCI Inc.	10,810	851,612
NorthStar Asset Management Group Inc.	22,233	331,716
OM Asset Management PLC	3,795	55,028
Pzena Investment Management Inc. Class A	1,373	15,254
S&P Global Inc.	31,107	3,345,247
SEI Investments Co.	14,990	739,906
Silvercrest Asset Management Group Inc.	760	9,994
T Rowe Price Group Inc.	21,955	1,652,333
TD Ameritrade Holding Corp.	26,282	1,145,895
Value Line Inc.	84	1,638
Virtu Financial Inc. Class A	3,016	48,105
Waddell & Reed Financial Inc. Class A	699	13,637
Westwood Holdings Group Inc.	842	50,512
WisdomTree Investments Inc.	13,139	146,368

		22,523,843
CHEMICALS — 2.74%
AdvanSix Inc.[b]	3,633	80,435
Air Products & Chemicals Inc.	20,181	2,902,431
Axalta Coating Systems Ltd.[b]	19,329	525,749
Balchem Corp.	3,724	312,518
Celanese Corp. Series A	1,658	130,551
Chase Corp.	784	65,503

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Chemours Co. (The)	17,679	$390,529
Chemtura Corp.[b]	3,780	125,496
Codexis Inc.[b]	3,696	17,002
Ecolab Inc.	30,778	3,607,797
EI du Pont de Nemours & Co.	103,336	7,584,862
Ferro Corp.[b]	9,577	137,238
Flotek Industries Inc.[b,c]	6,122	57,486
FMC Corp.	12,792	723,516
GCP Applied Technologies Inc.[b]	6,943	185,725
Hawkins Inc.	161	8,686
HB Fuller Co.	5,851	282,662
Ingevity Corp.[b]	3,904	214,173
Innophos Holdings Inc.	1,960	102,430
International Flavors & Fragrances Inc.	9,451	1,113,611
KMG Chemicals Inc.	519	20,184
Koppers Holdings Inc.[b]	1,801	72,580
LyondellBasell Industries NV Class A	18,182	1,559,652
Minerals Technologies Inc.	2,273	175,589
Monsanto Co.	33,445	3,518,748
NewMarket Corp.	804	340,767
OMNOVA Solutions Inc.[b]	3,104	31,040
PolyOne Corp.	9,984	319,887
PPG Industries Inc.	31,284	2,964,472
Praxair Inc.	29,606	3,469,527
Quaker Chemical Corp.	1,156	147,899
Rayonier Advanced Materials Inc.	3,067	47,416
RPM International Inc.	15,524	835,657
Scotts Miracle-Gro Co. (The) Class A	4,914	469,533
Sensient Technologies Corp.	5,280	414,902
Sherwin-Williams Co. (The)	9,516	2,557,330
Stepan Co.	155	12,629
Trecora Resources[b]	2,102	29,113
Trinseo SA	3,274	194,148
Valhi Inc.	1,106	3,827
Valspar Corp. (The)	9,255	958,911
Valvoline Inc.[c]	637	13,696
WR Grace & Co.	4,515	305,395

		37,031,302
COMMERCIAL SERVICES & SUPPLIES — 0.82%
Advanced Disposal Services Inc.[b,c]	1,734	38,529
Aqua Metals Inc.[b,c]	1,252	16,414

Security	Shares	Value
Brady Corp. Class A	3,961	$148,736
Brink’s Co. (The)	5,468	225,555
Cintas Corp.	10,454	1,208,064
Clean Harbors Inc.[b]	530	29,495
Copart Inc.[b]	11,457	634,832
Covanta Holding Corp.	13,650	212,940
Deluxe Corp.	5,670	406,029
G&K Services Inc. Class A	1,825	176,021
Healthcare Services Group Inc.	8,310	325,503
Heritage-Crystal Clean Inc.[b]	1,249	19,609
Herman Miller Inc.	7,050	241,110
HNI Corp.	5,191	290,281
InnerWorkings Inc.[b]	4,201	41,380
Interface Inc.	6,740	125,027
KAR Auction Services Inc.	16,182	689,677
Kimball International Inc. Class B	3,650	64,094
Knoll Inc.	5,620	156,967
LSC Communications Inc.	2,012	59,716
Matthews International Corp. Class A	3,728	286,497
Mobile Mini Inc.	3,786	114,526
MSA Safety Inc.	2,474	171,522
Multi-Color Corp.	1,548	120,125
Pitney Bowes Inc.	22,045	334,864
Quad/Graphics Inc.	1,818	48,868
Rollins Inc.	11,241	379,721
RR Donnelley & Sons Co.	5,543	90,462
SP Plus Corp.[b]	1,967	55,371
Steelcase Inc. Class A	10,508	188,093
Stericycle Inc.[b,c]	9,300	716,472
Team Inc.[b]	3,153	123,755
Tetra Tech Inc.	1,144	49,364
U.S. Ecology Inc.	2,520	123,858
UniFirst Corp./MA	116	16,663
Viad Corp.	1,311	57,815
Waste Management Inc.	43,342	3,073,381
West Corp.	707	17,505

		11,078,841
COMMUNICATIONS EQUIPMENT — 0.45%
ADTRAN Inc.	3,720	83,142
Aerohive Networks Inc.[b]	2,519	14,358
Arista Networks Inc.[b]	4,629	447,948
ARRIS International PLC[b]	5,016	151,132

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
CalAmp Corp.[b]	3,964	$57,478
Ciena Corp.[b]	15,871	387,411
Clearfield Inc.[b]	1,240	25,668
CommScope Holding Co. Inc.[b]	15,006	558,223
Extreme Networks Inc.[b]	11,908	59,897
F5 Networks Inc.[b]	7,925	1,146,906
Infinera Corp.[b]	11,382	96,633
InterDigital Inc./PA	3,983	363,847
Lumentum Holdings Inc.[b]	5,805	224,363
Motorola Solutions Inc.	2,374	196,781
NETGEAR Inc.[b]	2,499	135,821
Oclaro Inc.[b]	11,769	105,333
Palo Alto Networks Inc.[b]	10,304	1,288,515
Plantronics Inc.	3,871	211,976
Quantenna Communications Inc.[b,c]	344	6,237
ShoreTel Inc.[b]	1,452	10,382
Silicom Ltd.	120	4,931
Sonus Networks Inc.[b]	699	4,404
Ubiquiti Networks Inc.[b]	3,141	181,550
ViaSat Inc.[b,c]	5,245	347,324

		6,110,260
CONSTRUCTION & ENGINEERING — 0.13%
Argan Inc.	1,698	119,794
Comfort Systems USA Inc.	4,340	144,522
Dycom Industries Inc.[b,c]	3,626	291,132
EMCOR Group Inc.	1,202	85,053
Granite Construction Inc.	3,568	196,240
Great Lakes Dredge & Dock Corp.[b]	674	2,831
IES Holdings Inc.[b]	761	14,573
MasTec Inc.[b]	7,646	292,459
NV5 Global Inc.[b]	586	19,572
Orion Group Holdings Inc.[b]	200	1,990
Primoris Services Corp.	4,577	104,264
Quanta Services Inc.[b]	4,515	157,348
Tutor Perini Corp.[b]	664	18,592
Valmont Industries Inc.	2,092	294,763

		1,743,133
CONSTRUCTION MATERIALS — 0.33%
Eagle Materials Inc.	5,528	544,674
Forterra Inc.[b]	1,826	39,551
Headwaters Inc.[b]	8,847	208,081

Security	Shares	Value
Martin Marietta Materials Inc.	6,788	$1,503,746
Summit Materials Inc. Class Ab	8,993	213,932
U.S. Concrete Inc.[b,c]	1,679	109,974
U.S. Lime & Minerals Inc.	12	909
Vulcan Materials Co.	14,538	1,819,431

		4,440,298
CONSUMER FINANCE — 0.12%
Credit Acceptance Corp.[b,c]	988	214,900
Discover Financial Services	15,981	1,152,070
FirstCash Inc.	3,206	150,682
Green Dot Corp. Class Ab	787	18,534
LendingClub Corp.[b,c]	16,964	89,061
Regional Management Corp.[b]	52	1,367

		1,626,614
CONTAINERS & PACKAGING — 0.52%
AEP Industries Inc.	527	61,185
AptarGroup Inc.	1,853	136,103
Avery Dennison Corp.	9,978	700,655
Ball Corp.	20,171	1,514,237
Bemis Co. Inc.	1,683	80,481
Berry Plastics Group Inc.[b]	14,402	701,809
Crown Holdings Inc.[b]	15,955	838,754
Graphic Packaging Holding Co.	26,266	327,800
Multi Packaging Solutions International Ltd.[b,c]	2,460	35,080
Myers Industries Inc.	2,948	42,156
Owens-Illinois Inc.[b]	18,850	328,178
Packaging Corp. of America	11,123	943,453
Sealed Air Corp.	23,238	1,053,611
Silgan Holdings Inc.	4,410	225,704

		6,989,206
DISTRIBUTORS — 0.25%
Core-Mark Holding Co. Inc.	5,215	224,610
Genuine Parts Co.	16,339	1,561,028
LKQ Corp.[b]	36,065	1,105,392
Pool Corp.	4,827	503,649
Weyco Group Inc.	21	658

		3,395,337
DIVERSIFIED CONSUMER SERVICES — 0.20%
Bright Horizons Family Solutions Inc.[b]	5,076	355,421
Capella Education Co.	1,183	103,867

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Carriage Services Inc.	1,679	$48,087
Chegg Inc.[b,c]	4,876	35,985
Collectors Universe Inc.	671	14,245
Grand Canyon Education Inc.[b]	5,244	306,512
Houghton Mifflin Harcourt Co.[b]	9,560	103,726
Liberty Tax Inc.	622	8,335
LifeLock Inc.[b]	10,251	245,204
Service Corp. International/U.S.	21,973	624,033
ServiceMaster Global Holdings Inc.[b]	16,206	610,480
Sotheby’s	3,245	129,346
Strayer Education Inc.[b]	558	44,992
Weight Watchers International Inc.[b,c]	3,069	35,140

		2,665,373
DIVERSIFIED FINANCIAL SERVICES — 0.00%
PICO Holdings Inc.[b,c]	165	2,500

		2,500
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.12%
Cogent Communications Holdings Inc.	4,891	202,243
Consolidated Communications Holdings Inc.	4,331	116,287
Fairpoint Communications Inc.[b]	1,737	32,482
General Communication Inc. Class Ab	3,061	59,537
Globalstar Inc.[b,c]	27,101	42,820
IDT Corp. Class B	1,336	24,769
Inteliquent Inc.	3,767	86,340
Lumos Networks Corp.[b]	136	2,124
ORBCOMM Inc.[b]	6,886	56,947
SBA Communications Corp. Class Ab	9,327	963,106
Straight Path Communications Inc. Class Bb,c	1,083	36,725
Verizon Communications Inc.	241,253	12,878,085
Vonage Holdings Corp.[b]	2,071	14,186
Windstream Holdings Inc.[c]	1,298	9,514
Zayo Group Holdings Inc.[b]	19,453	639,226

		15,164,391
ELECTRIC UTILITIES — 0.01%
MGE Energy Inc.	1,875	122,437
Spark Energy Inc. Class A	665	20,150

		142,587

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.37%
Acuity Brands Inc.	5,114	$1,180,618
Allied Motion Technologies Inc.	662	14,160
AMETEK Inc.	4,985	242,271
Atkore International Group Inc.[b]	782	18,698
AZZ Inc.	3,046	194,639
Emerson Electric Co.	12,403	691,467
Energous Corp.[b,c]	1,772	29,858
EnerSys	1,505	117,540
Generac Holdings Inc.[b,c]	7,751	315,776
General Cable Corp.	4,993	95,117
Hubbell Inc.	4,207	490,957
LSI Industries Inc.	458	4,461
Plug Power Inc.[b,c]	11,385	13,662
Power Solutions International Inc.[b,c]	471	3,532
Rockwell Automation Inc.	12,104	1,626,778
TPI Composites Inc.[b]	31	497
Vicor Corp.[b]	1,677	25,323

		5,065,354
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.64%
Agilysys Inc.[b]	101	1,046
Amphenol Corp. Class A	35,482	2,384,390
Badger Meter Inc.	3,181	117,538
Belden Inc.	4,998	373,701
CDW Corp./DE	19,316	1,006,170
Cognex Corp.	9,674	615,460
Coherent Inc.[b]	2,846	390,998
ePlus Inc.[b]	556	64,051
Fabrinet[b]	3,964	159,749
FARO Technologies Inc.[b]	479	17,244
Fitbit Inc.[b,c]	11,985	87,730
II-VI Inc.[b]	1,925	57,076
IPG Photonics Corp.[b]	3,569	352,296
Itron Inc.[b]	3,850	241,973
Littelfuse Inc.	2,552	387,317
Mesa Laboratories Inc.	378	46,400
Methode Electronics Inc.	3,844	158,949
MTS Systems Corp.	1,786	101,266
National Instruments Corp.	9,492	292,543
Novanta Inc.[b]	1,054	22,134
RadiSys Corp.[b]	3,813	16,892

93

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Rogers Corp.[b]	760	$58,376
Trimble Inc.[b,c]	23,767	716,575
Universal Display Corp.[b]	4,880	274,744
VeriFone Systems Inc.[b,c]	13,166	233,433
Zebra Technologies Corp. Class Ab	4,980	427,085

		8,605,136
ENERGY EQUIPMENT & SERVICES — 0.04%
Mammoth Energy Services Inc.[b]	53	806
PHI Inc. NVS[b]	58	1,045
RigNet Inc.[b]	149	3,449
Smart Sand Inc.[b]	80	1,324
TETRA Technologies Inc.[b]	8,259	41,460
U.S. Silica Holdings Inc.	8,694	492,776

		540,860
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.76%
Acadia Realty Trust	2,069	67,615
Alexander’s Inc.	228	97,326
Alexandria Real Estate Equities Inc.	915	101,684
American Assets Trust Inc.	1,665	71,728
American Tower Corp.	49,779	5,260,645
Armada Hoffler Properties Inc.[c]	3,194	46,537
Boston Properties Inc.	3,079	387,277
Care Capital Properties Inc.	1,054	26,350
CareTrust REIT Inc.	7,635	116,968
Chesapeake Lodging Trust	1,872	48,410
City Office REIT Inc.	1,755	23,113
CoreSite Realty Corp.	3,853	305,813
Crown Castle International Corp.	37,564	3,259,428
CubeSmart	14,032	375,637
CyrusOne Inc.[c]	7,350	328,765
Digital Realty Trust Inc.[c]	13,141	1,291,235
DuPont Fabros Technology Inc.	8,704	382,367
EastGroup Properties Inc.	2,524	186,372
Education Realty Trust Inc.	1,062	44,923
Empire State Realty Trust Inc. Class A	8,721	176,077
Equinix Inc.	8,158	2,915,751
Equity Lifestyle Properties Inc.[c]	9,061	653,298
Essex Property Trust Inc.	3,224	749,580
Extra Space Storage Inc.	14,310	1,105,304

Security	Shares	Value
Federal Realty Investment Trust	8,309	$1,180,792
FelCor Lodging Trust Inc.	13,875	111,139
First Industrial Realty Trust Inc.	3,023	84,795
Four Corners Property Trust Inc.	915	18,776
GEO Group Inc. (The)	1,877	67,441
Global Medical REIT Inc.	810	7,225
Gramercy Property Trust[c]	7,386	67,803
Healthcare Trust of America Inc. Class A	11,523	335,435
Hersha Hospitality Trust	189	4,064
Iron Mountain Inc.	30,836	1,001,553
iStar Inc.[b]	8,359	103,401
Lamar Advertising Co. Class Ac	9,814	659,893
Life Storage Inc.	3,586	305,742
LTC Properties Inc.	3,769	177,068
MedEquities Realty Trust Inc.	1,251	13,886
Medical Properties Trust Inc.[c]	11,786	144,968
Monmouth Real Estate Investment Corp.	1,250	19,050
National Health Investors Inc.[c]	4,349	322,565
National Storage Affiliates Trust	201	4,436
Omega Healthcare Investors Inc.[c]	8,040	251,330
Outfront Media Inc.	2,573	63,991
Pennsylvania REIT[c]	2,362	44,784
Physicians Realty Trust	8,115	153,860
Pinnacle Entertainment Inc.	21,929	671,466
Potlatch Corp.	4,613	192,131
PS Business Parks Inc.	2,357	274,638
Public Storage	17,426	3,894,711
QTS Realty Trust Inc. Class A	5,515	273,820
Regency Centers Corp.	2,062	142,175
Retail Opportunity Investments Corp.	8,096	171,068
Rexford Industrial Realty Inc.	3,014	69,895
Ryman Hospitality Properties Inc.	5,130	323,241
Sabra Health Care REIT Inc.	1,458	35,604
Saul Centers Inc.	1,118	74,470
Senior Housing Properties Trust	2,208	41,797
Simon Property Group Inc.	32,939	5,852,272
STAG Industrial Inc.	8,904	212,538
Tanger Factory Outlet Centers Inc.	9,923	355,045
Taubman Centers Inc.	3,516	259,938

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Terreno Realty Corp.	1,272	$36,239
UMH Properties Inc.	751	11,303
Universal Health Realty Income Trust	362	23,744
Urban Edge Properties	10,523	289,488
Urstadt Biddle Properties Inc. Class A	204	4,918
Ventas Inc.	12,477	780,062
Washington Prime Group Inc.	4,554	47,407
Washington REIT	3,011	98,430

		37,302,600
FOOD & STAPLES RETAILING — 2.16%
Casey’s General Stores Inc.	4,534	539,002
Chefs’ Warehouse Inc. (The)[b,c]	2,360	37,288
Costco Wholesale Corp.	51,495	8,244,864
CVS Health Corp.	119,511	9,430,613
Kroger Co. (The)	112,302	3,875,542
Performance Food Group Co.[b]	4,356	104,544
PriceSmart Inc.	2,384	199,064
Rite Aid Corp.[b]	122,032	1,005,544
Smart & Final Stores Inc.[b]	1,891	26,663
Sprouts Farmers Market Inc.[b,c]	15,608	295,303
Sysco Corp.	61,957	3,430,559
U.S. Foods Holding Corp.[b]	5,166	141,962
Walgreens Boots Alliance Inc.	20,891	1,728,939
Whole Foods Market Inc.	6,275	193,019

		29,252,906
FOOD PRODUCTS — 1.55%
AdvancePierre Foods Holdings Inc.	1,687	50,239
Alico Inc.	59	1,602
Amplify Snack Brands Inc.[b,c]	3,299	29,064
B&G Foods Inc.	7,642	334,719
Blue Buffalo Pet Products Inc.[b,c]	6,947	167,006
Cal-Maine Foods Inc.[c]	2,702	119,361
Calavo Growers Inc.	1,787	109,722
Campbell Soup Co.	22,066	1,334,331
Conagra Brands Inc.	40,955	1,619,770
Darling Ingredients Inc.[b]	5,140	66,357
Dean Foods Co.	5,644	122,926
Farmer Bros. Co.[b]	817	29,984
Flowers Foods Inc.	18,428	368,007
Fresh Del Monte Produce Inc.	151	9,155

Security	Shares	Value
Freshpet Inc.[b,c]	2,341	$23,761
General Mills Inc.	70,153	4,333,351
Hain Celestial Group Inc. (The)[b]	8,859	345,767
Hershey Co. (The)	16,507	1,707,319
Hormel Foods Corp.	28,121	978,892
Ingredion Inc.	5,950	743,512
Inventure Foods Inc.[b,c]	2,678	26,378
J&J Snack Foods Corp.	1,760	234,837
John B Sanfilippo & Son Inc.	174	12,248
Kellogg Co.	27,049	1,993,782
Kraft Heinz Co. (The)	9,027	788,238
Lamb Weston Holdings Inc.[b]	13,467	509,726
Lancaster Colony Corp.	2,194	310,210
Landec Corp.[b]	634	8,749
Lifeway Foods Inc.[b]	568	6,538
Limoneira Co.	1,281	27,554
McCormick & Co. Inc./MD	13,724	1,280,861
Mead Johnson Nutrition Co.	7,980	564,665
Omega Protein Corp.[b]	93	2,330
Pilgrim’s Pride Corp.	824	15,648
Post Holdings Inc.[b]	4,358	350,339
Tootsie Roll Industries Inc.[c]	1,956	77,751
TreeHouse Foods Inc.[b,c]	1,977	142,720
Tyson Foods Inc. Class A	16,189	998,537
WhiteWave Foods Co. (The)[b]	20,600	1,145,360

		20,991,316
GAS UTILITIES — 0.01%
Chesapeake Utilities Corp.	139	9,306
New Jersey Resources Corp.	760	26,980
Southwest Gas Corp.	590	45,206
WGL Holdings Inc.	206	15,713

		97,205
HEALTH CARE EQUIPMENT & SUPPLIES — 2.81%
Abaxis Inc.	2,521	133,033
ABIOMED Inc.[b]	4,668	525,990
Accuray Inc.[b,c]	8,780	40,388
Alere Inc.[b]	1,612	62,820
Align Technology Inc.[b]	8,462	813,452
Analogic Corp.	64	5,309
Anika Therapeutics Inc.[b]	1,235	60,466
AtriCure Inc.[b,c]	3,193	62,487
Atrion Corp.	137	69,486
Avinger Inc.[b]	1,265	4,680

95

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
AxoGen Inc.[b]	2,713	$24,417
Baxter International Inc.	6,298	279,253
Becton Dickinson and Co.	24,722	4,092,727
Boston Scientific Corp.[b]	159,173	3,442,912
Cantel Medical Corp.	4,232	333,270
Cardiovascular Systems Inc.[b]	3,946	95,533
Cerus Corp.[b,c]	11,399	49,586
ConforMIS Inc.[b,c]	4,197	33,996
Cooper Companies Inc. (The)	4,346	760,246
Corindus Vascular Robotics Inc.[b,c]	2,505	1,749
CR Bard Inc.	8,654	1,944,208
CryoLife Inc.	2,448	46,879
Cutera Inc.[b]	1,116	19,363
Cynosure Inc. Class Ab	2,949	134,474
Danaher Corp.	18,923	1,472,966
DexCom Inc.[b,c]	9,841	587,508
Edwards Lifesciences Corp.[b]	25,005	2,342,968
Endologix Inc.[b,c]	8,951	51,200
Entellus Medical Inc.[b,c]	1,173	22,252
GenMark Diagnostics Inc.[b,c]	5,499	67,308
Glaukos Corp.[b]	1,914	65,650
Globus Medical Inc. Class Ab,c	8,202	203,492
Hill-Rom Holdings Inc.	7,347	412,461
Hologic Inc.[b]	32,935	1,321,352
ICU Medical Inc.[b]	1,193	175,788
IDEXX Laboratories Inc.[b]	10,454	1,225,941
Inogen Inc.[b,c]	1,982	133,131
Insulet Corp.[b,c]	6,921	260,783
Integra LifeSciences Holdings Corp.[b,c]	3,589	307,900
Intuitive Surgical Inc.[b]	4,450	2,822,056
InVivo Therapeutics Holdings Corp.[b,c]	4,945	20,769
iRadimed Corp.[b]	136	1,510
iRhythm Technologies Inc.[b,c]	686	20,580
IRIDEX Corp.[b,c]	800	11,248
K2M Group Holdings Inc.[b]	840	16,834
LeMaitre Vascular Inc.	1,453	36,819
Masimo Corp.[b]	4,915	331,271
Meridian Bioscience Inc.[c]	4,474	79,190
Merit Medical Systems Inc.[b]	1,916	50,774
Natus Medical Inc.[b,c]	3,731	129,839

Security	Shares	Value
Neogen Corp.[b]	4,388	$289,608
Nevro Corp.[b,c]	2,901	210,787
Novocure Ltd.[b,c]	5,789	45,444
NuVasive Inc.[b]	5,805	391,025
NxStage Medical Inc.[b]	7,351	192,670
Obalon Therapeutics Inc.[b,c]	473	4,186
OraSure Technologies Inc.[b]	6,252	54,892
Orthofix International NVb	1,986	71,853
Oxford Immunotec Global PLC[b]	2,458	36,747
Penumbra Inc.[b,c]	3,010	192,038
Quidel Corp.[b]	2,986	63,960
ResMed Inc.	16,484	1,022,832
Rockwell Medical Inc.[b,c]	4,992	32,698
Second Sight Medical Products Inc.[b,c]	1,419	2,795
Senseonics Holdings Inc.[b]	3,203	8,552
Spectranetics Corp. (The)[b,c]	4,985	122,132
St. Jude Medical Inc.	22,752	1,824,483
STAAR Surgical Co.[b,c]	4,199	45,559
Stryker Corp.	39,720	4,758,853
SurModics Inc.[b]	1,417	35,992
Tactile Systems Technology Inc.[b]	477	7,828
Tandem Diabetes Care Inc.[b]	1,902	4,089
Teleflex Inc.	965	155,510
TransEnterix Inc.[b,c]	202	263
Utah Medical Products Inc.	527	38,339
Varian Medical Systems Inc.[b,c]	11,208	1,006,254
Vascular Solutions Inc.[b]	2,060	115,566
ViewRay Inc.[b,c]	725	2,269
West Pharmaceutical Services Inc.	8,390	711,724
Zeltiq Aesthetics Inc.[b,c]	3,992	173,732
Zimmer Biomet Holdings Inc.	11,512	1,188,038

		38,019,032
HEALTH CARE PROVIDERS & SERVICES — 3.67%
AAC Holdings Inc.[b]	807	5,843
Acadia Healthcare Co. Inc.[b,c]	2,998	99,234
Aceto Corp.	2,713	59,605
Addus HomeCare Corp.[b,c]	23	806
Adeptus Health Inc. Class Ab,c	1,802	13,767
Aetna Inc.	13,447	1,667,562
Air Methods Corp.[b]	3,980	126,763
Almost Family Inc.[b]	162	7,144

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Amedisys Inc.[b]	3,209	$136,800
American Renal Associates Holdings Inc.[b,c]	809	17,215
AmerisourceBergen Corp.	19,515	1,525,878
AMN Healthcare Services Inc.[b]	5,662	217,704
Anthem Inc.	8,431	1,212,125
BioScrip Inc.[b,c]	688	715
BioTelemetry Inc.[b]	2,994	66,916
Capital Senior Living Corp.[b,c]	3,346	53,703
Cardinal Health Inc.	35,748	2,572,784
Centene Corp.[b]	14,467	817,530
Chemed Corp.	1,929	309,431
Cigna Corp.	10,059	1,341,770
Civitas Solutions Inc.[b,c]	1,986	39,521
CorVel Corp.[b]	1,241	45,421
Cross Country Healthcare Inc.[b]	3,718	58,038
DaVita Inc.[b]	7,709	494,918
Diplomat Pharmacy Inc.[b,c]	5,217	65,734
Ensign Group Inc. (The)	5,794	128,685
Envision Healthcare Corp.[b,c]	9,610	608,217
Express Scripts Holding Co.[b]	66,129	4,549,014
Fulgent Genetics Inc.[b]	359	4,154
Genesis Healthcare Inc.[b]	1,922	8,168
HCA Holdings Inc.[b]	24,533	1,815,933
HealthEquity Inc.[b,c]	5,009	202,965
HealthSouth Corp.	10,253	422,834
Henry Schein Inc.[b]	9,628	1,460,664
Humana Inc.	16,579	3,382,613
Laboratory Corp. of America Holdings[b]	5,457	700,570
Landauer Inc.	1,247	59,981
LHC Group Inc.[b]	48	2,194
Magellan Health Inc.[b]	2,028	152,607
McKesson Corp.	26,530	3,726,138
MEDNAX Inc.[b]	7,535	502,283
Molina Healthcare Inc.[b,c]	3,282	178,081
National Research Corp. Class A	806	15,314
Nobilis Health Corp.[b,c]	3,602	7,564
Owens & Minor Inc.	786	27,738
Patterson Companies Inc.	9,882	405,458
Premier Inc.[b,c]	1,710	51,916
Providence Service Corp. (The)[b]	1,438	54,716
Quorum Health Corp.[b]	3,352	24,369

Security	Shares	Value
RadNet Inc.[b,c]	5,706	$36,804
Select Medical Holdings Corp.[b]	836	11,077
Surgery Partners Inc.[b,c]	1,747	27,690
Surgical Care Affiliates Inc.[b]	3,120	144,362
Team Health Holdings Inc.[b]	8,144	353,857
Teladoc Inc.[b,c]	2,422	39,963
Tenet Healthcare Corp.[b]	9,398	139,466
U.S. Physical Therapy Inc.	1,373	96,385
UnitedHealth Group Inc.	110,830	17,737,233
Universal Health Services Inc. Class B	2,487	264,567
VCA Inc.[b]	9,240	634,326
WellCare Health Plans Inc.[b]	4,853	665,249

		49,600,082
HEALTH CARE TECHNOLOGY — 0.27%
athenahealth Inc.[b,c]	4,626	486,516
Castlight Health Inc.[b]	3,725	18,439
Cerner Corp.[b,c]	34,657	1,641,702
Computer Programs & Systems Inc.[c]	1,245	29,382
Cotiviti Holdings Inc.[b,c]	1,161	39,938
HealthStream Inc.[b]	3,243	81,237
HMS Holdings Corp.[b]	9,907	179,911
Inovalon Holdings Inc.[b,c]	6,891	70,977
Medidata Solutions Inc.[b]	6,432	319,478
NantHealth Inc.[b,c]	638	6,342
Omnicell Inc.[b]	4,237	143,634
Quality Systems Inc.	5,783	76,047
Tabula Rasa HealthCare Inc.[b]	979	14,665
Veeva Systems Inc.[b]	11,254	458,038
Vocera Communications Inc.[b]	2,342	43,304

		3,609,610
HOTELS, RESTAURANTS & LEISURE — 3.31%
Aramark	12,513	446,964
Biglari Holdings Inc.[b]	7	3,312
BJ’s Restaurants Inc.[b]	2,663	104,656
Bloomin’ Brands Inc.	12,244	220,759
Bob Evans Farms Inc./DE	2,363	125,735
Bojangles’ Inc.[b]	821	15,312
Boyd Gaming Corp.[b]	9,545	192,523
Brinker International Inc.	5,863	290,394
Buffalo Wild Wings Inc.[b]	1,876	289,654
Carrols Restaurant Group Inc.[b]	3,303	50,371

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Century Casinos Inc.[b]	1,186	$9,761
Cheesecake Factory Inc. (The)[c]	5,465	327,244
Chipotle Mexican Grill Inc.[b]	3,320	1,252,702
Choice Hotels International Inc.	2,604	145,954
Churchill Downs Inc.	1,597	240,269
Chuy’s Holdings Inc.[b,c]	1,896	61,525
ClubCorp Holdings Inc.	7,478	107,309
Cracker Barrel Old Country Store Inc.	2,124	354,666
Darden Restaurants Inc.	13,843	1,006,663
Dave & Buster’s Entertainment Inc.[b]	4,397	247,551
Del Frisco’s Restaurant Group Inc.[b]	141	2,397
Denny’s Corp.[b,c]	6,265	80,380
DineEquity Inc.	1,202	92,554
Domino’s Pizza Inc.	5,890	937,924
Dunkin’ Brands Group Inc.	10,904	571,806
Eldorado Resorts Inc.[b,c]	3,044	51,596
Empire Resorts Inc.[b,c]	420	9,555
Extended Stay America Inc.	1,211	19,558
Fiesta Restaurant Group Inc.[b]	2,462	73,491
Golden Entertainment Inc.	172	2,083
Habit Restaurants Inc. (The)[b]	1,259	21,718
Hilton Worldwide Holdings Inc.	54,577	1,484,494
Hyatt Hotels Corp. Class Ab	106	5,858
ILG Inc.	1,261	22,912
Isle of Capri Casinos Inc.[b]	3,107	76,712
Jack in the Box Inc.	3,013	336,371
Jamba Inc.[b,c]	1,348	13,884
Kona Grill Inc.[b,c]	496	6,225
La Quinta Holdings Inc.[b]	1,991	28,292
Las Vegas Sands Corp.	42,992	2,296,203
Lindblad Expeditions Holdings Inc.[b,c]	1,764	16,670
Marriott International Inc./MD Class A	28,770	2,378,704
Marriott Vacations Worldwide Corp.	114	9,673
McDonald’s Corp.	98,292	11,964,102
MGM Resorts International[b]	4,996	144,035
Nathan’s Famous Inc.[b]	439	28,491
Noodles & Co.[b]	1,202	4,928
Norwegian Cruise Line Holdings Ltd.[b]	1,778	75,618

Security	Shares	Value
Panera Bread Co. Class Ab,c	2,620	$537,336
Papa John’s International Inc.	3,179	272,059
Penn National Gaming Inc.[b]	7,465	102,942
Pinnacle Entertainment Inc.[b]	583	8,454
Planet Fitness Inc. Class A	3,173	63,777
Popeyes Louisiana Kitchen Inc.[b]	2,349	142,068
Potbelly Corp.[b,c]	2,541	32,779
Red Robin Gourmet Burgers Inc.[b]	208	11,731
Red Rock Resorts Inc. Class A	3,580	83,020
Ruth’s Hospitality Group Inc.	3,706	67,820
Scientific Games Corp. Class Ab	5,857	81,998
SeaWorld Entertainment Inc.[c]	7,978	151,024
Shake Shack Inc. Class Ab	1,837	65,746
Six Flags Entertainment Corp.	8,397	503,484
Sonic Corp.	5,516	146,229
Starbucks Corp.	168,624	9,362,005
Texas Roadhouse Inc.	7,650	369,036
Vail Resorts Inc.	4,598	741,703
Wendy’s Co. (The)	13,952	188,631
Wingstop Inc.	1,837	54,357
Wyndham Worldwide Corp.	13,075	998,538
Wynn Resorts Ltd.	8,622	745,889
Yum China Holdings Inc.[b]	40,937	1,069,274
Yum! Brands Inc.	41,116	2,603,876
Zoe’s Kitchen Inc.[b,c]	2,065	49,539

		44,702,873
HOUSEHOLD DURABLES — 0.69%
Bassett Furniture Industries Inc.	609	18,514
CalAtlantic Group Inc.	1,131	38,465
Cavco Industries Inc.[b]	1,066	106,440
Century Communities Inc.[b]	28	588
DR Horton Inc.	22,084	603,556
Ethan Allen Interiors Inc.	2,954	108,855
Harman International Industries Inc.	3,802	422,630
Helen of Troy Ltd.[b]	3,217	271,676
Hooker Furniture Corp.	44	1,670
Installed Building Products Inc.[b]	2,485	102,630
iRobot Corp.[b,c]	3,119	182,306
KB Home	2,043	32,300
La-Z-Boy Inc.	2,631	81,693
Leggett & Platt Inc.	15,577	761,404
Lennar Corp. Class A	11,281	484,293

98

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Lennar Corp. Class B	723	$24,943
LGI Homes Inc.[b,c]	1,740	49,990
Libbey Inc.	145	2,822
M/I Homes Inc.[b]	552	13,899
MDC Holdings Inc.	2,100	53,886
Meritage Homes Corp.[b]	206	7,169
Mohawk Industries Inc.[b]	5,744	1,146,962
New Home Co. Inc. (The)[b]	148	1,733
Newell Brands Inc.	55,442	2,475,485
NVR Inc.[b]	425	709,325
PulteGroup Inc.	11,969	219,990
Taylor Morrison Home Corp. Class Ab	3,606	69,452
Tempur Sealy International Inc.[b,c]	6,249	426,682
Toll Brothers Inc.[b]	8,391	260,121
TopBuild Corp.[b]	612	21,787
TRI Pointe Group Inc.[b]	1,089	12,502
Tupperware Brands Corp.	5,805	305,459
UCP Inc. Class Ab	43	518
Universal Electronics Inc.[b]	1,716	110,768
Whirlpool Corp.	850	154,504
ZAGG Inc.[b]	204	1,448

		9,286,465
HOUSEHOLD PRODUCTS — 0.68%
Central Garden & Pet Co.[b,c]	100	3,309
Central Garden & Pet Co. Class Ab	636	19,652
Church & Dwight Co. Inc.	30,214	1,335,157
Clorox Co. (The)	13,020	1,562,660
Colgate-Palmolive Co.	18,386	1,203,180
Energizer Holdings Inc.	2,327	103,808
HRG Group Inc.[b]	13,781	214,432
Kimberly-Clark Corp.	36,158	4,126,351
Orchids Paper Products Co.	1,105	28,929
Spectrum Brands Holdings Inc.	2,894	354,023
WD-40 Co.	1,696	198,262

		9,149,763
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.02%
Ormat Technologies Inc.	1,989	106,650
Pattern Energy Group Inc.	6,262	118,916

		225,566

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 2.29%
3M Co.	69,549	$12,419,365
Carlisle Companies Inc.	2,291	252,674
General Electric Co.	211,042	6,668,927
Honeywell International Inc.	89,957	10,421,518
Raven Industries Inc.	2,574	64,865
Roper Technologies Inc.	6,034	1,104,705

		30,932,054
INSURANCE — 0.79%
AMERISAFE Inc.	1,719	107,180
AmTrust Financial Services Inc.	637	17,441
Aon PLC	31,014	3,458,991
Arthur J Gallagher & Co.	14,346	745,418
Atlas Financial Holdings Inc.[b]	564	10,180
Brown & Brown Inc.	760	34,094
Crawford & Co. Class B	1,076	13,515
eHealth Inc.[b,c]	1,951	20,778
Erie Indemnity Co. Class A	2,140	240,643
Kinsale Capital Group Inc.	83	2,823
Lincoln National Corp.	6,330	419,489
Maiden Holdings Ltd.	616	10,749
Marsh & McLennan Companies Inc.	61,542	4,159,624
National General Holdings Corp.	3,226	80,618
Patriot National Inc.[b,c]	1,210	5,626
Primerica Inc.	4,136	286,004
Progressive Corp. (The)	6,464	229,472
RLI Corp.[c]	3,681	232,382
State National Companies Inc.	657	9,106
Third Point Reinsurance Ltd.[b]	801	9,252
Trupanion Inc.[b,c]	1,464	22,721
United Insurance Holdings Corp.	1,128	17,078
Universal Insurance Holdings Inc.	2,639	74,948
WMIH Corp.[b,c]	23,488	36,406
XL Group Ltd.	10,325	384,709

		10,629,247
INTERNET & DIRECT MARKETING RETAIL — 3.93%
1-800-Flowers.com Inc. Class Ab	806	8,624
Amazon.com Inc.[b]	45,985	34,482,772
Blue Nile Inc.	1,397	56,760
Duluth Holdings Inc.[b,c]	1,146	29,108
Etsy Inc.[b]	12,091	142,432
Expedia Inc.	14,104	1,597,701

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Gaia Inc.[b]	700	$6,055
Groupon Inc.[b,c]	42,821	142,166
HSN Inc.	3,676	126,087
Liberty Expedia Holdings Inc. Class Ab	1,125	44,629
Liberty Interactive Corp. QVC Group Series Ab	29,798	595,364
Liberty TripAdvisor Holdings Inc. Class Ab	8,342	125,547
Liberty Ventures Series Ab	1,912	70,495
Netflix Inc.[b]	48,161	5,962,332
NutriSystem Inc.	3,345	115,904
Overstock.com Inc.[b,c]	1,242	21,735
PetMed Express Inc.	2,335	53,869
Priceline Group Inc. (The)[b]	5,835	8,554,460
Shutterfly Inc.[b]	3,934	197,408
TripAdvisor Inc.[b,c]	13,622	631,652
Wayfair Inc. Class Ab,c	3,692	129,405

		53,094,505
INTERNET SOFTWARE & SERVICES — 7.32%
2U Inc.[b]	4,293	129,434
Akamai Technologies Inc.[b,c]	18,161	1,210,975
Alarm.com Holdings Inc.[b]	1,320	36,736
Alphabet Inc. Class Ab	34,708	27,504,355
Alphabet Inc. Class Cb	35,094	27,086,251
Amber Road Inc.[b]	1,692	15,363
Angie’s List Inc.[b]	4,459	36,698
Appfolio Inc.[b]	828	19,748
Apptio Inc. Class Ab	807	14,954
Benefitfocus Inc.[b,c]	1,415	42,026
Blucora Inc.[b]	1,049	15,473
Box Inc. Class Ab	5,642	78,198
Brightcove Inc.[b]	3,968	31,942
Carbonite Inc.[b]	2,315	37,966
Care.com Inc.[b]	1,857	15,915
ChannelAdvisor Corp.[b]	2,966	42,562
Cimpress NVb	2,986	273,547
CommerceHub Inc. Series Ab	199	2,987
CommerceHub Inc. Series Cb	594	8,928
comScore Inc.[b,c]	5,665	178,901
Cornerstone OnDemand Inc.[b]	5,792	245,060
CoStar Group Inc.[b]	3,774	711,361
Coupa Software Inc.[b]	714	17,857

Security	Shares	Value
DHI Group Inc.[b]	5,732	$35,825
EarthLink Holdings Corp.	11,378	64,172
eBay Inc.[b]	126,046	3,742,306
Endurance International Group Holdings Inc.[b]	6,437	59,864
Envestnet Inc.[b]	4,872	171,738
Facebook Inc. Class Ab	265,318	30,524,836
Five9 Inc.[b]	3,915	55,554
GoDaddy Inc. Class Ab,c	5,504	192,365
Gogo Inc.[b,c]	6,438	59,358
GrubHub Inc.[b]	9,391	353,289
GTT Communications Inc.[b]	3,330	95,738
Hortonworks Inc.[b]	4,573	38,002
IAC/InterActiveCorp	6,588	426,837
Instructure Inc.[b]	1,217	23,792
IntraLinks Holdings Inc.[b]	189	2,555
j2 Global Inc.	5,530	452,354
LivePerson Inc.[b]	6,099	46,047
LogMeIn Inc.	2,923	282,216
Match Group Inc.[b,c]	3,821	65,339
MeetMe Inc.[b,c]	4,223	20,819
MINDBODY Inc. Class Ab	1,748	37,232
New Relic Inc.[b]	2,530	71,473
NIC Inc.	7,368	176,095
Numerex Corp. Class Ab	191	1,413
Nutanix Inc. Class Ab,c	1,332	35,378
Pandora Media Inc.[b,c]	22,102	288,210
Q2 Holdings Inc.[b,c]	3,013	86,925
Quotient Technology Inc.[b]	7,723	83,022
Reis Inc.	633	14,084
Shutterstock Inc.[b]	2,086	99,127
SPS Commerce Inc.[b]	1,872	130,834
Stamps.com Inc.[b,c]	1,879	215,427
TechTarget Inc.[b]	621	5,297
Trade Desk Inc. (The) Class Ab	155	4,289
TrueCar Inc.[b,c]	6,932	86,650
Twilio Inc. Class Ab,c	1,801	51,959
Twitter Inc.[b]	66,168	1,078,538
VeriSign Inc.[b,c]	11,224	853,810
Web.com Group Inc.[b]	4,890	103,424
WebMD Health Corp.[b,c]	4,307	213,498
Xactly Corp.[b]	2,586	28,446
XO Group Inc.[b]	2,950	57,378

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Yelp Inc.[b]	6,196	$236,253
Zillow Group Inc. Class Ab,c	4,216	153,673
Zillow Group Inc. Class Cb,c	8,252	300,950

		98,883,628
IT SERVICES — 6.68%
Accenture PLC Class A	73,713	8,634,004
Acxiom Corp.[b]	4,411	118,215
ALJ Regional Holdings Inc.[b,c]	2,069	9,083
Alliance Data Systems Corp.	6,815	1,557,227
Automatic Data Processing Inc.	53,824	5,532,031
Black Knight Financial Services Inc. Class Ab,c	2,641	99,830
Blackhawk Network Holdings Inc.[b]	6,421	241,911
Booz Allen Hamilton Holding Corp.	12,519	451,560
Broadridge Financial Solutions Inc.	13,902	921,703
Cardtronics PLC Class Ab	5,228	285,292
Cass Information Systems Inc.	835	61,431
Cognizant Technology Solutions Corp. Class Ab	71,445	4,003,063
Convergys Corp.	5,169	126,951
CoreLogic Inc./U.S.[b]	6,144	226,283
CSG Systems International Inc.	3,882	187,889
CSRA Inc.	19,500	620,880
Datalink Corp.[b]	80	901
DST Systems Inc.	3,819	409,206
EPAM Systems Inc.[b]	5,715	367,532
Euronet Worldwide Inc.[b]	5,891	426,685
EVERTEC Inc.	6,116	108,559
ExlService Holdings Inc.[b]	3,773	190,310
Fidelity National Information Services Inc.	21,876	1,654,701
First Data Corp. Class Ab	36,572	518,957
Fiserv Inc.[b]	26,276	2,792,613
FleetCor Technologies Inc.[b]	10,853	1,535,917
Forrester Research Inc.	1,219	52,356
Gartner Inc.[b]	9,473	957,436
Genpact Ltd.[b]	18,073	439,897
Global Payments Inc.	18,168	1,261,041
Hackett Group Inc. (The)	2,570	45,386
Information Services Group Inc.[b]	3,659	13,319

Security	Shares	Value
International Business Machines Corp.	71,412	$11,853,678
Jack Henry & Associates Inc.	9,283	824,145
Leidos Holdings Inc.	7,987	408,455
Lionbridge Technologies Inc.[b]	6,460	37,468
MasterCard Inc. Class A	113,926	11,762,859
MAXIMUS Inc.	7,457	416,026
NeuStar Inc. Class Ab,c	964	32,198
Paychex Inc.	38,003	2,313,623
PayPal Holdings Inc.[b]	133,608	5,273,508
Perficient Inc.[b]	2,623	45,876
PFSweb Inc.[b]	1,250	10,625
Planet Payment Inc.[b]	4,954	20,212
Sabre Corp.	24,669	615,491
Science Applications International Corp.	4,953	420,014
ServiceSource International Inc.[b]	3,749	21,294
Square Inc.[b,c]	6,092	83,034
Syntel Inc.	3,885	76,884
TeleTech Holdings Inc.	1,891	57,675
Teradata Corp.[b,c]	15,132	411,136
Total System Services Inc.	19,657	963,783
Travelport Worldwide Ltd.	9,991	140,873
Unisys Corp.[b,c]	3,819	57,094
Vantiv Inc. Class Ab	18,332	1,092,954
Virtusa Corp.[b]	3,342	83,951
Visa Inc. Class A	225,301	17,577,984
Western Union Co. (The)	58,136	1,262,714
WEX Inc.[b]	4,578	510,905

		90,226,628
LEISURE PRODUCTS — 0.27%
Acushnet Holdings Corp.[b,c]	1,416	27,909
American Outdoor Brands Corp.[b]	6,419	135,313
Arctic Cat Inc.	569	8,546
Brunswick Corp./DE	8,668	472,753
Callaway Golf Co.	3,981	43,632
Hasbro Inc.	13,286	1,033,518
Malibu Boats Inc. Class Ab	1,924	36,710
Marine Products Corp.	853	11,831
Mattel Inc.	40,305	1,110,403
MCBC Holdings Inc.	566	8,252
Nautilus Inc.[b,c]	3,360	62,160
Polaris Industries Inc.	7,133	587,688

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Sturm Ruger & Co. Inc.[c]	2,045	$107,771
Vista Outdoor Inc.[b]	1,241	45,793

		3,692,279
LIFE SCIENCES TOOLS & SERVICES — 0.88%
Accelerate Diagnostics Inc.[b,c]	2,459	51,024
Agilent Technologies Inc.	10,005	455,828
Albany Molecular Research Inc.[b]	1,370	25,701
Bio-Techne Corp.	4,330	445,254
Bruker Corp.	12,588	266,614
Cambrex Corp.[b]	3,780	203,931
Charles River Laboratories International Inc.[b]	5,522	420,721
ChromaDex Corp.[b]	3,270	10,824
Enzo Biochem Inc.[b]	4,355	30,224
Fluidigm Corp.[b]	2,745	19,984
Illumina Inc.[b]	17,243	2,207,794
INC Research Holdings Inc.[b]	4,871	256,214
Luminex Corp.[b]	1,900	38,437
Medpace Holdings Inc.[b]	665	23,986
Mettler-Toledo International Inc.[b]	3,096	1,295,862
NanoString Technologies Inc.[b]	1,850	41,255
NeoGenomics Inc.[b,c]	5,856	50,186
Pacific Biosciences of California Inc.[b,c]	10,265	39,007
PAREXEL International Corp.[b,c]	6,228	409,304
Patheon NVb	2,331	66,923
PerkinElmer Inc.	2,614	136,320
PRA Health Sciences Inc.[b]	2,712	149,485
Quintiles IMS Holdings Inc.[b]	13,256	1,008,119
Thermo Fisher Scientific Inc.	21,080	2,974,388
VWR Corp.[b]	561	14,042
Waters Corp.[b]	9,096	1,222,411

		11,863,838
MACHINERY — 1.45%
Actuant Corp. Class Ac	3,234	83,922
Alamo Group Inc.	171	13,013
Albany International Corp. Class A	469	21,715
Altra Industrial Motion Corp.	2,376	87,674
Astec Industries Inc.	1,118	75,420
Blue Bird Corp.[b]	49	757
CLARCOR Inc.	5,578	460,018
Deere & Co.	9,271	955,284

Security	Shares	Value
Donaldson Co. Inc.	13,877	$583,944
Douglas Dynamics Inc.	2,087	70,228
Energy Recovery Inc.[b,c]	3,930	40,676
EnPro Industries Inc.	2,504	168,669
ExOne Co. (The)[b,c]	112	1,046
Flowserve Corp.	9,298	446,769
Fortive Corp.	9,391	503,639
Franklin Electric Co. Inc.	5,103	198,507
Global Brass & Copper Holdings Inc.	2,482	85,133
Gorman-Rupp Co. (The)	1,803	55,803
Graco Inc.	6,489	539,171
Hillenbrand Inc.	6,992	268,143
Hyster-Yale Materials Handling Inc.	431	27,485
IDEX Corp.	8,304	747,858
Illinois Tool Works Inc.	34,818	4,263,812
Ingersoll-Rand PLC	15,252	1,144,510
John Bean Technologies Corp.	3,408	292,918
Kadant Inc.	156	9,547
Lincoln Electric Holdings Inc.	4,476	343,175
Lindsay Corp.[c]	1,156	86,249
Lydall Inc.[b]	1,909	118,072
Manitowoc Foodservice Inc.[b]	6,428	124,253
Middleby Corp. (The)[b,c]	6,669	859,034
Milacron Holdings Corp.[b,c]	1,472	27,423
Miller Industries Inc./TN	28	741
Mueller Industries Inc.	4,843	193,526
Mueller Water Products Inc. Class A	18,104	240,964
Navistar International Corp.[b]	423	13,270
Nordson Corp.	6,796	761,492
Omega Flex Inc.	211	11,765
PACCAR Inc.	3,606	230,423
Proto Labs Inc.[b,c]	2,947	151,328
RBC Bearings Inc.[b]	2,717	252,165
Rexnord Corp.[b]	7,449	145,926
Snap-on Inc.	4,981	853,096
Standex International Corp.	1,146	100,676
Stanley Black & Decker Inc.	2,142	245,666
Sun Hydraulics Corp.	2,535	101,324
Supreme Industries Inc. Class A	792	12,434
Tennant Co.	1,953	139,054

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Toro Co. (The)	12,528	$700,942
Wabash National Corp.[b,c]	1,975	31,245
WABCO Holdings Inc.[b]	6,263	664,818
Wabtec Corp./DE	10,143	842,072
Watts Water Technologies Inc. Class A	3,052	198,990
Woodward Inc.	6,188	427,281
Xylem Inc./NY	11,160	552,643

		19,575,708
MARINE — 0.01%
Matson Inc.	2,327	82,352

		82,352
MEDIA — 5.15%
AMC Entertainment Holdings Inc. Class A	670	22,562
AMC Networks Inc. Class Ab	7,127	373,027
Cable One Inc.	554	344,438
CBS Corp. Class B NVS	44,985	2,861,946
Central European Media Enterprises Ltd. Class Ab	7,671	19,561
Charter Communications Inc. Class Ab	23,685	6,819,385
Cinemark Holdings Inc.	12,453	477,697
Clear Channel Outdoor Holdings Inc. Class A	2,054	10,373
Comcast Corp. Class A	263,533	18,196,954
Daily Journal Corp.[b,c]	59	14,266
Discovery Communications Inc. Class Ab,c	16,536	453,252
Discovery Communications Inc. Class C NVS[b]	24,463	655,119
DISH Network Corp. Class Ab	20,078	1,163,119
Entravision Communications Corp. Class A	7,410	51,870
Global Eagle Entertainment Inc.[b,c]	465	3,004
Gray Television Inc.[b,c]	4,583	49,726
Hemisphere Media Group Inc.[b,c]	1,268	14,202
IMAX Corp.[b,c]	7,030	220,742
Interpublic Group of Companies Inc. (The)	47,470	1,111,273
Liberty Media Corp.-Liberty Braves Class Ab	49	1,004

Security	Shares	Value
Liberty Media Corp.-Liberty Braves Class Cb	169	$3,480
Liberty Media Corp.-Liberty Media Class Ab,c	502	15,738
Liberty Media Corp.-Liberty Media Class Cb	817	25,597
Lions Gate Entertainment Corp. Class A	3,391	91,218
Lions Gate Entertainment Corp. Class Bb,c	10,097	247,780
Live Nation Entertainment Inc.[b]	8,776	233,442
Loral Space & Communications Inc.[b]	1,463	60,056
Madison Square Garden Co. (The)[b,c]	222	38,075
MDC Partners Inc. Class A	2,072	13,572
MSG Networks Inc. Class Ab	2,387	51,320
New Media Investment Group Inc.	704	11,257
Nexstar Broadcasting Group Inc. Class A	3,624	229,399
Omnicom Group Inc.	27,941	2,378,058
Radio One Inc. Class Db	2,583	7,491
Reading International Inc. Class Ab	463	7,686
Regal Entertainment Group Class A	2,619	53,951
Scripps Networks Interactive Inc. Class A	9,836	701,995
Sinclair Broadcast Group Inc. Class A	7,566	252,326
Sirius XM Holdings Inc.[c]	211,127	939,515
Time Warner Inc.	61,069	5,894,991
Townsquare Media Inc. Class Ab	35	364
Tribune Media Co.	683	23,891
tronc Inc.	1,958	27,157
Twenty-First Century Fox Inc. Class A	99,557	2,791,578
Twenty-First Century Fox Inc. Class B	44,756	1,219,601
Viacom Inc. Class A	1,198	46,123
Viacom Inc. Class B NVS	35,957	1,262,091
Walt Disney Co. (The)	191,849	19,994,503

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
World Wrestling Entertainment Inc. Class A	4,246	$78,126

		69,563,901
METALS & MINING — 0.09%
Century Aluminum Co.[b,c]	425	3,638
Coeur Mining Inc.[b]	15,506	140,949
Freeport-McMoRan Inc.[b]	34,056	449,199
Gold Resource Corp.	4,548	19,784
Kaiser Aluminum Corp.	729	56,636
Real Industry Inc.[b]	3,360	20,496
Royal Gold Inc.	602	38,137
Southern Copper Corp.	4,593	146,700
Steel Dynamics Inc.	3,982	141,680
Worthington Industries Inc.	5,164	244,980

		1,262,199
MORTGAGE REAL ESTATE INVESTMENT — 0.00%
Orchid Island Capital Inc.	528	5,718

		5,718
MULTI-UTILITIES — 0.02%
Dominion Resources Inc./VA	4,448	340,672

		340,672
MULTILINE RETAIL — 0.45%
Big Lots Inc.	5,139	258,029
Dollar General Corp.	33,634	2,491,271
Dollar Tree Inc.[b]	26,691	2,060,011
Fred’s Inc. Class A	156	2,895
Nordstrom Inc.	14,587	699,155
Ollie’s Bargain Outlet Holdings Inc.[b]	2,388	67,939
Sears Holdings Corp.[b,c]	81	753
Target Corp.	7,497	541,508

		6,121,561
OIL, GAS & CONSUMABLE FUELS — 0.65%
Abraxas Petroleum Corp.[b]	6,353	16,327
Apache Corp.	30,874	1,959,573
Cabot Oil & Gas Corp.	38,499	899,337
Callon Petroleum Co.[b]	17,014	261,505
Carrizo Oil & Gas Inc.[b]	7,200	268,920
Chesapeake Energy Corp.[b]	5,882	41,292
Cimarex Energy Co.	1,778	241,630
Continental Resources Inc./OKb,c	4,471	230,435

Security	Shares	Value
CVR Energy Inc.	70	$1,777
Devon Energy Corp.	5,515	251,870
Diamondback Energy Inc.[b]	2,341	236,582
EOG Resources Inc.	7,233	731,256
Evolution Petroleum Corp.	3,618	36,180
Extraction Oil & Gas Inc.[b]	597	11,964
Isramco Inc.[b]	50	6,215
Matador Resources Co.[b,c]	9,569	246,498
Newfield Exploration Co.[b]	5,844	236,682
ONEOK Inc.	24,697	1,417,855
Panhandle Oil and Gas Inc. Class A	799	18,817
Par Pacific Holdings Inc.[b]	1,197	17,404
Parsley Energy Inc. Class Ab	1,831	64,524
Renewable Energy Group Inc.[b,c]	210	2,037
Sanchez Energy Corp.[b]	910	8,217
Southwestern Energy Co.[b]	58,416	632,061
Spectra Energy Corp.	12,614	518,309
Synergy Resources Corp.[b,c]	2,284	20,350
Williams Companies Inc. (The)	13,756	428,362

		8,805,979
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[b]	3,720	83,700
Clearwater Paper Corp.[b]	2,003	131,297
Deltic Timber Corp.	1,231	94,873
KapStone Paper and Packaging Corp.	651	14,354
Louisiana-Pacific Corp.[b]	16,162	305,947
Neenah Paper Inc.	1,911	162,817
Schweitzer-Mauduit International Inc.	574	26,134

		819,122
PERSONAL PRODUCTS — 0.21%
Avon Products Inc.	10,872	54,795
Coty Inc. Class A	3,007	55,058
elf Beauty Inc.[b]	460	13,312
Estee Lauder Companies Inc. (The) Class A	25,614	1,959,215
Herbalife Ltd.[b,c]	8,679	417,807
Inter Parfums Inc.	1,175	38,481
Lifevantage Corp.[b]	1,687	13,749
Medifast Inc.	1,363	56,742
Natural Health Trends Corp.[c]	808	20,079

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Nu Skin Enterprises Inc. Class A	1,858	$88,775
Revlon Inc. Class Ab	446	13,001
Synutra International Inc.[b,c]	1,885	10,085
USANA Health Sciences Inc.[b]	1,260	77,112

		2,818,211
PHARMACEUTICALS — 2.97%
AcelRx Pharmaceuticals Inc.[b]	4,202	10,925
Aclaris Therapeutics Inc.[b]	1,283	34,821
Aerie Pharmaceuticals Inc.[b]	3,411	129,106
Agile Therapeutics Inc.[b]	1,418	8,083
Akorn Inc.[b]	9,883	215,746
Allergan PLC[b]	23,418	4,918,014
Amphastar Pharmaceuticals Inc.[b]	4,199	77,346
Ampio Pharmaceuticals Inc.[b,c]	5,080	4,573
ANI Pharmaceuticals Inc.[b,c]	828	50,193
Aratana Therapeutics Inc.[b]	3,113	22,351
Axsome Therapeutics Inc.[b]	1,281	8,647
Bio-Path Holdings Inc.[b]	9,581	12,934
Bristol-Myers Squibb Co.	197,401	11,536,114
Catalent Inc.[b]	11,483	309,582
Cempra Inc.[b]	5,042	14,118
Clearside Biomedical Inc.[b]	733	6,553
Collegium Pharmaceutical Inc.[b,c]	1,831	28,509
Corcept Therapeutics Inc.[b,c]	9,000	65,340
Depomed Inc.[b,c]	6,895	138,934
Dermira Inc.[b]	2,984	90,505
DURECT Corp.[b]	12,518	16,774
Egalet Corp.[b,c]	635	4,858
Eli Lilly & Co.	115,283	8,479,065
Endocyte Inc.[b]	211	538
Flex Pharma Inc.[b]	1,816	9,589
Heska Corp.[b]	630	45,108
Horizon Pharma PLC[b]	18,779	303,844
Impax Laboratories Inc.[b]	8,658	114,719
Innoviva Inc.[b]	8,232	88,082
Intersect ENT Inc.[b]	3,102	37,534
Intra-Cellular Therapies Inc.[b,c]	3,913	59,047
Johnson & Johnson	56,211	6,476,069
Lipocine Inc.[b,c]	1,912	7,036
Medicines Co. (The)[b,c]	7,070	239,956
Mylan NVb	16,994	648,321
MyoKardia Inc.[b]	1,749	22,650
Nektar Therapeutics[b]	16,595	203,621

Security	Shares	Value
Neos Therapeutics Inc.[b,c]	2,048	$11,981
Novan Inc.[b]	500	13,510
Ocular Therapeutix Inc.[b,c]	1,933	16,179
Omeros Corp.[b,c]	2,648	26,268
Pacira Pharmaceuticals Inc./DEb,c	4,228	136,564
Paratek Pharmaceuticals Inc.[b,c]	2,443	37,622
Pfizer Inc.	49,769	1,616,497
Phibro Animal Health Corp. Series A	2,321	68,005
Prestige Brands Holdings Inc.[b]	6,153	320,571
Reata Pharmaceuticals Inc. Series Ab,c	650	14,190
Revance Therapeutics Inc.[b,c]	2,680	55,476
SciClone Pharmaceuticals Inc.[b]	4,366	47,153
Sucampo Pharmaceuticals Inc. Class Ab,c	2,677	36,273
Supernus Pharmaceuticals Inc.[b]	5,499	138,850
Teligent Inc.[b,c]	5,092	33,658
TherapeuticsMD Inc.[b,c]	16,366	94,432
Theravance Biopharma Inc.[b,c]	4,677	149,103
Titan Pharmaceuticals Inc.[b]	2,006	8,024
WaVe Life Sciences Ltd.[b,c]	675	17,651
Zoetis Inc.	53,944	2,887,622

		40,168,834
PROFESSIONAL SERVICES — 0.55%
Advisory Board Co. (The)[b]	4,622	153,681
Barrett Business Services Inc.	746	47,819
CEB Inc.	3,746	227,008
Dun & Bradstreet Corp. (The)	1,768	214,494
Equifax Inc.	13,944	1,648,599
Exponent Inc.	3,063	184,699
Franklin Covey Co.[b]	1,128	22,729
FTI Consulting Inc.[b]	446	20,106
GP Strategies Corp.[b]	1,400	40,040
Hill International Inc.[b]	1,683	7,321
Huron Consulting Group Inc.[b]	193	9,775
Insperity Inc.	1,840	130,548
Kforce Inc.	2,938	67,868
Korn/Ferry International	3,865	113,747
Mistras Group Inc.[b]	1,947	49,999
Nielsen Holdings PLC	33,309	1,397,313
On Assignment Inc.[b]	5,856	258,601
Robert Half International Inc.	14,968	730,139

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
TransUnion[b]	6,220	$192,385
TriNet Group Inc.[b]	4,925	126,178
TrueBlue Inc.[b]	212	5,226
Verisk Analytics Inc. Class Ab	18,149	1,473,154
WageWorks Inc.[b]	4,335	314,287

		7,435,716
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.12%
Alexander & Baldwin Inc.	2,960	132,815
Altisource Portfolio Solutions SAb,c	1,467	39,007
AV Homes Inc.[b]	496	7,837
CBRE Group Inc. Class Ab	35,489	1,117,549
Consolidated-Tomoka Land Co.	548	29,274
Forestar Group Inc.[b]	444	5,905
HFF Inc. Class A	4,236	128,139
Kennedy-Wilson Holdings Inc.	4,838	99,179
Marcus & Millichap Inc.[b,c]	1,930	51,570
RMR Group Inc. (The) Class A	751	29,664
Trinity Place Holdings Inc.[b]	180	1,669

		1,642,608
ROAD & RAIL — 0.34%
AMERCO	466	172,229
Avis Budget Group Inc.[b]	9,225	338,373
Heartland Express Inc.	5,688	115,808
Hertz Global Holdings Inc.[b,c]	1,586	34,194
JB Hunt Transport Services Inc.	10,427	1,012,149
Knight Transportation Inc.	7,497	247,776
Landstar System Inc.	5,003	426,756
Old Dominion Freight Line Inc.[b]	4,950	424,661
Swift Transportation Co.[b,c]	8,719	212,395
Union Pacific Corp.	15,700	1,627,776
Universal Logistics Holdings Inc.	604	9,875
YRC Worldwide Inc.[b]	798	10,597

		4,632,589
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.33%
Acacia Communications Inc.[b,c]	615	37,976
Advanced Energy Industries Inc.[b]	4,363	238,874
Advanced Micro Devices Inc.[b,c]	42,170	478,208
Ambarella Inc.[b,c]	1,425	77,135
Amkor Technology Inc.[b]	644	6,794
Applied Materials Inc.	92,024	2,969,615

Security	Shares	Value
Applied Micro Circuits Corp.[b]	8,770	$72,353
Broadcom Ltd.	44,556	7,876,164
Cabot Microelectronics Corp.	446	28,174
Cavium Inc.[b]	6,719	419,534
CEVA Inc.[b]	2,348	78,775
Cirrus Logic Inc.[b]	7,457	421,619
Cree Inc.[b,c]	4,292	113,266
Entegris Inc.[b]	10,209	182,741
Exar Corp.[b]	611	6,587
FormFactor Inc.[b]	4,240	47,488
GigPeak Inc.[b]	557	1,404
Impinj Inc.[b]	465	16,433
Inphi Corp.[b]	4,600	205,252
Integrated Device Technology Inc.[b]	15,869	373,874
Intel Corp.	50,315	1,824,925
KLA-Tencor Corp.	18,472	1,453,377
Lam Research Corp.	15,080	1,594,408
Lattice Semiconductor Corp.[b]	13,854	101,966
Linear Technology Corp.	13,118	817,907
MACOM Technology Solutions Holdings Inc.[b,c]	2,700	124,956
Maxim Integrated Products Inc.	33,430	1,289,395
MaxLinear Inc. Class Ab,c	6,719	146,474
Microchip Technology Inc.	24,740	1,587,071
Microsemi Corp.[b]	13,425	724,547
MKS Instruments Inc.	421	25,007
Monolithic Power Systems Inc.	4,545	372,372
Nanometrics Inc.[b]	2,307	57,813
NeoPhotonics Corp.[b]	601	6,497
NVE Corp.	177	12,643
NVIDIA Corp.	60,080	6,412,939
ON Semiconductor Corp.[b,c]	4,888	62,371
PDF Solutions Inc.[b]	2,986	67,334
Power Integrations Inc.	3,167	214,881
Qorvo Inc.[b,c]	1,422	74,982
QUALCOMM Inc.	36,045	2,350,134
Rambus Inc.[b,c]	3,188	43,899
Semtech Corp.[b]	7,510	236,941
Silicon Laboratories Inc.[b]	4,863	316,095
Skyworks Solutions Inc.	20,628	1,540,087
Synaptics Inc.[b]	4,142	221,928
Tessera Holding Corp.	3,732	164,954

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Texas Instruments Inc.	118,781	$8,667,450
Ultratech Inc.[b]	139	3,333
Versum Materials Inc.[b]	10,014	281,093
Xilinx Inc.	9,425	568,987

		45,019,032
SOFTWARE — 7.23%
8x8 Inc.[b]	10,170	145,431
A10 Networks Inc.[b]	5,877	48,838
ACI Worldwide Inc.[b]	13,889	252,085
Activision Blizzard Inc.	66,273	2,393,118
Adobe Systems Inc.[b]	57,609	5,930,847
American Software Inc./GA Class A	3,012	31,114
ANSYS Inc.[b]	2,615	241,861
Aspen Technology Inc.[b]	9,201	503,111
Atlassian Corp. PLC Class Ab,c	3,081	74,190
Autodesk Inc.[b]	20,382	1,508,472
Barracuda Networks Inc.[b]	2,524	54,089
Blackbaud Inc.	5,551	355,264
Blackline Inc.[b]	824	22,767
Bottomline Technologies de Inc.[b]	3,923	98,153
BroadSoft Inc.[b]	3,657	150,851
Cadence Design Systems Inc.[b]	35,513	895,638
Callidus Software Inc.[b,c]	7,115	119,532
CDK Global Inc.	18,275	1,090,835
Citrix Systems Inc.[b]	18,265	1,631,247
CommVault Systems Inc.[b]	4,467	229,604
Dell Technologies Inc. Class V Class Vb	2,646	145,451
Digimarc Corp.[b,c]	1,236	37,080
Ebix Inc.[c]	3,004	171,378
Electronic Arts Inc.[b]	34,437	2,712,258
Ellie Mae Inc.[b,c]	3,813	319,072
EnerNOC Inc.[b]	2,622	15,732
Everbridge Inc.[b]	726	13,395
Exa Corp.[b]	1,696	26,051
Fair Isaac Corp.	3,651	435,272
FireEye Inc.[b,c]	4,212	50,123
Fortinet Inc.[b]	16,966	511,016
Gigamon Inc.[b]	3,868	176,187
Globant SAb,c	3,027	100,950
Guidance Software Inc.[b]	2,712	19,201
Guidewire Software Inc.[b,c]	8,684	428,382

Security	Shares	Value
HubSpot Inc.[b,c]	3,283	$154,301
Imperva Inc.[b,c]	3,250	124,800
Intuit Inc.	28,755	3,295,611
Jive Software Inc.[b]	5,863	25,504
Majesco[b,c]	665	4,043
Manhattan Associates Inc.[b]	8,382	444,497
Microsoft Corp.	895,596	55,652,335
MicroStrategy Inc. Class Ab	600	118,440
Mitek Systems Inc.[b,c]	3,335	20,510
MobileIron Inc.[b]	4,262	15,983
Model N Inc.[b]	2,633	23,302
Monotype Imaging Holdings Inc.	5,108	101,394
Nuance Communications Inc.[b]	19,695	293,456
Oracle Corp.	34,254	1,317,066
Park City Group Inc.[b,c]	1,070	13,589
Paycom Software Inc.[b]	5,080	231,089
Paylocity Holding Corp.[b]	2,500	75,025
Pegasystems Inc.	4,276	153,936
Progress Software Corp.	758	24,203
Proofpoint Inc.[b,c]	4,831	341,310
PROS Holdings Inc.[b]	3,250	69,940
PTC Inc.[b]	5,841	270,263
Qualys Inc.[b]	3,205	101,438
Rapid7 Inc.[b]	2,353	28,636
RealPage Inc.[b]	6,266	187,980
Red Hat Inc.[b]	21,386	1,490,604
RingCentral Inc. Class Ab	6,830	140,698
Rosetta Stone Inc.[b]	1,778	15,842
Rubicon Project Inc. (The)[b]	1,760	13,059
salesforce.com inc.[b]	75,558	5,172,701
Sapiens International Corp. NV	3,161	45,329
SecureWorks Corp. Class Ab	155	1,641
ServiceNow Inc.[b]	18,691	1,389,489
Silver Spring Networks Inc.[b]	4,282	56,993
Splunk Inc.[b,c]	15,559	795,843
SS&C Technologies Holdings Inc.	18,139	518,775
Symantec Corp.	10,159	242,699
Synchronoss Technologies Inc.[b]	4,861	186,176
Synopsys Inc.[b]	1,739	102,358
Tableau Software Inc. Class Ab	6,378	268,833
Take-Two Interactive Software Inc.[b]	9,874	486,689

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
TiVo Corp.[b]	4,523	$94,531
Tyler Technologies Inc.[b]	3,860	551,092
Ultimate Software Group Inc. (The)[b]	3,251	592,820
Varonis Systems Inc.[b]	1,454	38,967
VASCO Data Security International Inc.[b]	3,602	49,167
VirnetX Holding Corp.[b,c]	4,570	10,054
VMware Inc. Class Ab,c	3,033	238,788
Workday Inc. Class Ab	13,818	913,232
Workiva Inc.[b]	2,520	34,398
Zendesk Inc.[b,c]	9,423	199,768
Zix Corp.[b]	6,957	34,368

		97,712,160
SPECIALTY RETAIL — 4.07%
Advance Auto Parts Inc.	8,320	1,407,078
American Eagle Outfitters Inc.	17,797	269,981
Asbury Automotive Group Inc.[b]	2,329	143,699
Ascena Retail Group Inc.[b]	6,777	41,950
At Home Group Inc.[b,c]	447	6,540
AutoNation Inc.[b]	3,061	148,918
AutoZone Inc.[b]	3,490	2,756,367
Bed Bath & Beyond Inc.	1,846	75,021
Buckle Inc. (The)[c]	1,160	26,448
Build-A-Bear Workshop Inc.[b]	55	756
Burlington Stores Inc.[b,c]	4,839	410,105
Cabela’s Inc.[b]	827	48,421
Camping World Holdings Inc. Class Ac	1,222	39,825
CarMax Inc.[b]	22,808	1,468,607
Cato Corp. (The) Class A	609	18,319
Chico’s FAS Inc.	13,693	197,042
Children’s Place Inc. (The)	2,286	230,772
Container Store Group Inc. (The)[b]	45	286
Destination XL Group Inc.[b]	3,767	16,010
Dick’s Sporting Goods Inc.	8,041	426,977
Finish Line Inc. (The) Class A	1,687	31,732
Five Below Inc.[b]	6,348	253,666
Foot Locker Inc.	14,281	1,012,380
Francesca’s Holdings Corp.[b]	4,589	82,740
Gap Inc. (The)	1,734	38,911
Genesco Inc.[b,c]	194	12,047

Security	Shares	Value
GNC Holdings Inc. Class A	7,691	$84,909
Group 1 Automotive Inc.	567	44,192
Hibbett Sports Inc.[b,c]	2,038	76,017
Home Depot Inc. (The)	147,131	19,727,325
Kirkland’s Inc.[b]	730	11,322
L Brands Inc.	5,105	336,113
Lithia Motors Inc. Class A	2,700	261,441
Lowe’s Companies Inc.	105,698	7,517,242
MarineMax Inc.[b]	1,414	27,361
Michaels Companies Inc. (The)[b]	8,292	169,571
Monro Muffler Brake Inc.	3,676	210,267
Murphy USA Inc.[b]	2,591	159,269
O’Reilly Automotive Inc.[b]	11,192	3,115,965
Party City Holdco Inc.[b,c]	1,343	19,071
Pier 1 Imports Inc.	1,416	12,093
Ross Stores Inc.	46,577	3,055,451
Sally Beauty Holdings Inc.[b,c]	17,059	450,699
Select Comfort Corp.[b]	5,702	128,979
Signet Jewelers Ltd.	7,540	710,720
Sportsman’s Warehouse Holdings Inc.[b,c]	2,709	25,438
Stein Mart Inc.	3,665	20,084
Tailored Brands Inc.	1,771	45,249
Tile Shop Holdings Inc.[b]	3,766	73,625
TJX Companies Inc. (The)	78,070	5,865,399
Tractor Supply Co.	15,790	1,197,040
Ulta Salon Cosmetics & Fragrance Inc.[b]	6,917	1,763,420
Urban Outfitters Inc.[b]	8,151	232,140
Vitamin Shoppe Inc.[b]	154	3,658
Williams-Sonoma Inc.	10,569	511,434
Winmark Corp.	287	36,205

		55,056,297
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.19%
3D Systems Corp.[b,c]	12,477	165,819
Apple Inc.	593,620	68,753,068
Avid Technology Inc.[b,c]	2,335	10,274
CPI Card Group Inc.	1,362	5,652
Cray Inc.[b,c]	4,523	93,626
Diebold Nixdorf Inc.	2,668	67,100
Eastman Kodak Co.[b]	1,902	29,481
Electronics For Imaging Inc.[b,c]	5,616	246,318

108

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Immersion Corp.[b,c]	712	$7,569
NCR Corp.[b]	14,458	586,416
Nimble Storage Inc.[b]	7,454	59,036
Pure Storage Inc. Class Ab,c	8,244	93,240
Stratasys Ltd.[b]	2,637	43,616
Super Micro Computer Inc.[b]	1,050	29,453
USA Technologies Inc.[b,c]	3,697	15,897

		70,206,565
TEXTILES, APPAREL & LUXURY GOODS — 1.19%
Carter’s Inc.	5,921	511,515
Coach Inc.	6,201	217,159
Columbia Sportswear Co.	3,132	182,596
Crocs Inc.[b]	8,613	59,085
Culp Inc.	1,189	44,171
Deckers Outdoor Corp.[b]	180	9,970
G-III Apparel Group Ltd.[b]	3,921	115,905
Hanesbrands Inc.	44,634	962,755
Kate Spade & Co.[b]	14,680	274,076
lululemon athletica Inc.[b,c]	11,533	749,530
Michael Kors Holdings Ltd.[b]	19,166	823,755
NIKE Inc. Class B	156,582	7,959,063
Oxford Industries Inc.	1,898	114,127
Ralph Lauren Corp.	546	49,315
Skechers U.S.A. Inc. Class Ab	15,190	373,370
Steven Madden Ltd.[b]	7,074	252,895
Superior Uniform Group Inc.	782	15,343
Under Armour Inc. Class Ab,c	21,833	634,249
Under Armour Inc. Class Cb	22,079	555,728
Vera Bradley Inc.[b,c]	1,724	20,205
VF Corp.	40,167	2,142,909
Vince Holding Corp.[b,c]	176	713
Wolverine World Wide Inc.	1,806	39,642

		16,108,076
THRIFTS & MORTGAGE FINANCE — 0.05%
BofI Holding Inc.[b,c]	6,816	194,597
Essent Group Ltd.[b]	8,702	281,684
Greene County Bancorp. Inc.	22	504
Hingham Institution for Savings	49	9,642
Home Bancorp. Inc.	59	2,278
LendingTree Inc.[b,c]	704	71,350
Meridian Bancorp. Inc.	817	15,441
Nationstar Mortgage Holdings Inc.[b,c]	1,886	34,061

Security	Shares	Value
Northfield Bancorp. Inc.	541	$10,804
Provident Bancorp. Inc.[b]	31	555
Western New England Bancorp Inc.	116	1,085

		622,001
TOBACCO — 1.55%
Altria Group Inc.	231,281	15,639,221
Philip Morris International Inc.	19,580	1,791,374
Reynolds American Inc.	60,086	3,367,219
Turning Point Brands Inc.[b,c]	451	5,525
Vector Group Ltd.	4,621	105,082

		20,908,421
TRADING COMPANIES & DISTRIBUTORS — 0.50%
Air Lease Corp.	5,600	192,248
Applied Industrial Technologies Inc.	1,786	106,088
Beacon Roofing Supply Inc.[b]	6,932	319,357
BMC Stock Holdings Inc.[b]	5,587	108,947
Fastenal Co.	33,942	1,594,595
GMS Inc.[b]	766	22,428
H&E Equipment Services Inc.	3,958	92,024
HD Supply Holdings Inc.[b]	23,854	1,014,034
Herc Holdings Inc.[b,c]	378	15,180
Kaman Corp.	181	8,856
Lawson Products Inc./DEb	490	11,662
MSC Industrial Direct Co. Inc. Class A	2,164	199,932
Neff Corp.[b]	212	2,989
SiteOne Landscape Supply Inc.[b]	1,322	45,913
Triton International Ltd.	782	12,356
United Rentals Inc.[b]	8,924	942,196
Univar Inc.[b]	4,991	141,595
Veritiv Corp.[b]	35	1,881
Watsco Inc.	3,071	454,877
WW Grainger Inc.	6,519	1,514,038

		6,801,196
WATER UTILITIES — 0.03%
American States Water Co.	2,712	123,559
AquaVenture Holdings Ltd.[b]	579	14,203
California Water Service Group	3,254	110,311
Connecticut Water Service Inc.	194	10,835
Global Water Resources Inc.	1,050	9,555

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Security	Shares	Value
Middlesex Water Co.	1,463	$62,821
York Water Co. (The)	1,292	49,354

		380,638
WIRELESS TELECOMMUNICATION SERVICES — 0.10%
Boingo Wireless Inc.[b]	2,081	25,367
Leap Wireless International Inc.[d]	638	2,026
Shenandoah Telecommunications Co.	5,492	149,932
T-Mobile U.S. Inc.[b]	20,854	1,199,313

		1,376,638

TOTAL COMMON STOCKS
(Cost: $1,313,825,066)		1,348,501,812

SHORT-TERM INVESTMENTS — 2.76%

MONEY MARKET FUNDS — 2.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%(e)(f)(g)	35,410,918	35,418,001
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%(e)(f)	1,856,998	1,856,998

		37,274,999

TOTAL SHORT-TERM INVESTMENTS
(Cost: $37,270,029)		37,274,999

Value

TOTAL INVESTMENTS IN SECURITIES — 102.53%
(Cost: $1,351,095,095)[h]	$1,385,776,811
Other Assets, Less Liabilities — (2.53)%	(34,172,843)

NET ASSETS — 100.00%	$1,351,603,968

NVS — Non-Voting Shares

[a]	The Fund changed its name from the iShares Core Russell U.S. Growth ETF to the iShares Core S&P U.S. Growth ETF effective January 23, 2017, in conjunction with a change in its underlying index. The portfolio as of December 31, 2016 represents the holdings of the iShares Core Russell U.S. Growth ETF.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Illiquid and non-transferable security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $1,353,894,895. Net unrealized appreciation was $31,881,916, of which $82,645,525 represented gross unrealized appreciation on securities and $50,763,609 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	3,073	132	(3,205)	—	$—	$6,845	$(27,853)

110

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. GROWTH ETF(a)

December 31, 2016

Schedule 2 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	4	Mar. 2017	ICE Markets Equity	$271,882	$271,380	$(502)
S&P 500 E-Mini	23	Mar. 2017	Chicago Mercantile	2,570,049	2,571,630	1,581

				Net unrealized appreciation		$1,079

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,348,485,574	$14,212	$2,026	$1,348,501,812
Money market funds	37,274,999	—	—	37,274,999

Total	$1,385,760,573	$14,212	$2,026	$1,385,776,811

Derivative financial instruments[a]:
Assets:
Futures contracts	$1,581	$—	$—	$1,581
Liabilities:
Futures contracts	(502)	—	—	(502)

Total	$1,079	$—	$—	$1,079

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

111

Schedule of Investments (Unaudited)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.65%

AEROSPACE & DEFENSE — 1.63%
AAR Corp.	3,612	$119,377
Aerojet Rocketdyne Holdings Inc.[b]	3,174	56,973
Aerovironment Inc.[b]	1,710	45,879
Arconic Inc.	46,346	859,255
Cubic Corp.	2,606	124,958
Curtiss-Wright Corp.	1,361	133,868
DigitalGlobe Inc.[b,c]	6,599	189,061
Ducommun Inc.[b]	1,076	27,503
Engility Holdings Inc.[b]	2,061	69,456
Esterline Technologies Corp.[b]	3,145	280,534
General Dynamics Corp.	14,982	2,586,792
Huntington Ingalls Industries Inc.	803	147,905
KEYW Holding Corp. (The)[b,c]	3,970	46,806
KLX Inc.[b]	5,698	257,037
Kratos Defense & Security Solutions Inc.[b]	6,328	46,827
L3 Technologies Inc.	8,091	1,230,722
Mercury Systems Inc.[b]	3,638	109,940
Moog Inc. Class Ab	3,026	198,748
National Presto Industries Inc.	517	55,009
Orbital ATK Inc.	6,124	537,259
Raytheon Co.	19,291	2,739,322
Sparton Corp.[b]	1,028	24,518
Spirit AeroSystems Holdings Inc. Class A	6,232	363,637
Teledyne Technologies Inc.[b]	2,559	314,757
Textron Inc.	19,464	945,172
Triumph Group Inc.	5,279	139,893
United Technologies Corp.	81,660	8,951,569
Vectrus Inc.[b]	684	16,313
Wesco Aircraft Holdings Inc.[b,c]	4,537	67,828

		20,686,918
AIR FREIGHT & LOGISTICS — 0.08%
Air Transport Services Group Inc.[b]	4,622	73,767
Atlas Air Worldwide Holdings Inc.[b]	2,554	133,191
Echo Global Logistics Inc.[b]	413	10,346
Expeditors International of Washington Inc.	5,638	298,588

Security	Shares	Value
Hub Group Inc. Class Ab	349	$15,269
Park-Ohio Holdings Corp.	927	39,490
Radiant Logistics Inc.[b]	3,158	12,316
XPO Logistics Inc.[b,c]	10,372	447,656

		1,030,623
AIRLINES — 0.61%
Alaska Air Group Inc.	2,171	192,633
American Airlines Group Inc.	55,538	2,593,069
Copa Holdings SA Class A	3,235	293,835
Delta Air Lines Inc.	17,898	880,403
JetBlue Airways Corp.[b]	31,541	707,149
SkyWest Inc.	5,196	189,394
Spirit Airlines Inc.[b]	7,416	429,090
United Continental Holdings Inc.[b]	33,266	2,424,426

		7,709,999
AUTO COMPONENTS — 0.27%
Adient PLC[b]	7,623	446,708
BorgWarner Inc.	19,990	788,406
Cooper Tire & Rubber Co.	5,992	232,789
Cooper-Standard Holding Inc.[b]	79	8,167
Dana Inc.	15,990	303,490
Federal-Mogul Holdings Corp.[b]	3,288	33,899
Gentex Corp.	10,452	205,800
Goodyear Tire & Rubber Co. (The)	28,228	871,398
Lear Corp.	1,394	184,524
Metaldyne Performance Group Inc.	532	12,209
Modine Manufacturing Co.[b]	4,817	71,773
Motorcar Parts of America Inc.[b]	93	2,504
Spartan Motors Inc.	3,498	32,356
Standard Motor Products Inc.	940	50,027
Strattec Security Corp.	515	20,755
Superior Industries International Inc.	2,572	67,772
Tower International Inc.	1,986	56,303
Workhorse Group Inc.[b,c]	63	445

		3,389,325
AUTOMOBILES — 0.81%
Ford Motor Co.	408,348	4,953,261
General Motors Co.	147,414	5,135,904
Tesla Motors Inc.[b,c]	749	160,054

		10,249,219

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
BANKS — 13.18%
1st Source Corp.	1,600	$71,456
Access National Corp.	1,135	31,508
ACNB Corp.	589	18,406
Allegiance Bancshares Inc.[b]	924	33,403
American National Bankshares Inc.	938	32,642
Ameris Bancorp.	958	41,769
Ames National Corp.	949	31,317
Arrow Financial Corp.	1,131	45,806
Associated Banc-Corp.	15,993	395,027
Atlantic Capital Bancshares Inc.[b]	1,493	28,367
Banc of California Inc.[c]	1,473	25,557
BancFirst Corp.	896	83,373
Banco Latinoamericano de Comercio Exterior SA Class E	3,069	90,351
Bancorp. Inc. (The)[b]	5,680	44,645
BancorpSouth Inc.	8,923	277,059
Bank of America Corp.	1,081,552	23,902,299
Bank of Hawaii Corp.	4,496	398,750
Bank of Marin Bancorp.	563	39,269
Bank of NT Butterfield & Son Ltd. (The)	1,137	35,747
BankUnited Inc.	10,355	390,280
Bankwell Financial Group Inc.	501	16,283
Banner Corp.	3,048	170,109
Bar Harbor Bankshares	512	24,233
BB&T Corp.	85,492	4,019,834
Berkshire Hills Bancorp. Inc.	3,501	129,012
Blue Hills Bancorp. Inc.	2,209	41,419
BNC Bancorp.	3,672	117,137
BOK Financial Corp.	2,768	229,855
Boston Private Financial Holdings Inc.	8,372	138,557
Bridge Bancorp. Inc.	1,947	73,791
Brookline Bancorp. Inc.	7,660	125,624
Bryn Mawr Bank Corp.	1,651	69,590
C&F Financial Corp.	388	19,342
California First National Bancorp.	170	2,661
Camden National Corp.	1,699	75,521
Capital Bank Financial Corp. Class A	1,441	56,559
Capital City Bank Group Inc.	1,203	24,637

Security	Shares	Value
Capstar Financial Holdings Inc.[b]	605	$13,286
Cardinal Financial Corp.	2,974	97,517
Carolina Financial Corp.	1,053	32,422
Cascade Bancorp.[b]	3,707	30,101
Cathay General Bancorp.	7,716	293,439
CenterState Banks Inc.	5,186	130,532
Central Pacific Financial Corp.	3,016	94,763
Central Valley Community Bancorp.	944	18,842
Century Bancorp. Inc./MA Class A	417	25,020
Chemical Financial Corp.	4,737	256,603
Chemung Financial Corp.	383	13,922
CIT Group Inc.	21,088	900,036
Citigroup Inc.	308,985	18,362,979
Citizens & Northern Corp.	1,380	36,156
Citizens Financial Group Inc.	32,679	1,164,353
City Holding Co.	1,549	104,712
CNB Financial Corp./PA	1,427	38,158
CoBiz Financial Inc.	3,322	56,109
Codorus Valley Bancorp. Inc.	898	25,683
Columbia Banking System Inc.	6,240	278,803
Comerica Inc.	18,255	1,243,348
Commerce Bancshares Inc./MO	9,164	529,771
Community Bank System Inc.	4,501	278,117
Community Trust Bancorp. Inc.	1,620	80,352
ConnectOne Bancorp. Inc.	2,944	76,397
County Bancorp. Inc.	118	3,182
CU Bancorp.[b]	1,598	57,208
Cullen/Frost Bankers Inc.	5,575	491,882
Customers Bancorp. Inc.[b]	1,512	54,160
CVB Financial Corp.[c]	10,823	248,171
Eagle Bancorp. Inc.[b]	682	41,568
East West Bancorp. Inc.	15,017	763,314
Enterprise Bancorp. Inc./MA	1,114	41,842
Enterprise Financial Services Corp.	2,014	86,602
Equity Bancshares Inc. Class Ab	510	17,156
Farmers Capital Bank Corp.	945	39,737
Farmers National Banc Corp.	2,579	36,622
FB Financial Corp.[b,c]	614	15,933
FCB Financial Holdings Inc. Class Ab	3,079	146,868

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Fidelity Southern Corp.	2,527	$59,814
Fifth Third Bancorp.	80,569	2,172,946
Financial Institutions Inc.	1,504	51,437
First Bancorp. Inc./ME	964	31,908
First BanCorp./Puerto Rico[b]	13,307	87,959
First Bancorp./Southern Pines NC	2,002	54,334
First Busey Corp.	3,501	107,761
First Business Financial Services Inc.	878	20,826
First Citizens BancShares Inc./NC Class A	798	283,290
First Commonwealth Financial Corp.	9,787	138,780
First Community Bancshares Inc./VA	1,721	51,871
First Community Financial Partners Inc.[b,c]	1,450	16,965
First Connecticut Bancorp. Inc./Farmington CT	1,110	25,142
First Financial Bancorp.	6,277	178,581
First Financial Bankshares Inc.[c]	2,450	110,740
First Financial Corp./IN	972	51,322
First Financial Northwest Inc.	968	19,108
First Foundation Inc.[b]	955	27,218
First Hawaiian Inc.	2,213	77,057
First Horizon National Corp.	24,044	481,120
First Internet Bancorp.	532	17,024
First Interstate BancSystem Inc.	2,164	92,078
First Merchants Corp.	4,451	167,580
First Mid-Illinois Bancshares Inc.	1,055	35,870
First Midwest Bancorp. Inc./IL	8,261	208,425
First NBC Bank Holding Co.[b,c]	1,618	11,811
First Northwest Bancorp.[b]	1,116	17,410
First of Long Island Corp. (The)	2,524	72,060
First Republic Bank/CA	3,030	279,184
Flushing Financial Corp.	2,978	87,523
FNB Corp./PA	22,275	357,068
Franklin Financial Network Inc.[b]	960	40,176
Fulton Financial Corp.	17,913	336,764
German American Bancorp. Inc.	1,418	74,601
Glacier Bancorp. Inc.	8,171	296,035
Great Southern Bancorp. Inc.	1,099	60,060

Security	Shares	Value
Great Western Bancorp. Inc.	6,341	$276,404
Green Bancorp. Inc.[b,c]	2,662	40,462
Guaranty Bancorp.	1,629	39,422
Hancock Holding Co.	7,920	341,352
Hanmi Financial Corp.	3,524	122,988
HarborOne Bancorp Inc.[b]	1,444	27,927
Heartland Financial USA Inc.	2,414	115,872
Heritage Commerce Corp.	2,193	31,645
Heritage Financial Corp./WA	3,149	81,087
Heritage Oaks Bancorp.	2,171	26,768
Hilltop Holdings Inc.	8,079	240,754
HomeTrust Bancshares Inc.[b]	2,002	51,852
Hope Bancorp Inc.	13,233	289,670
Horizon Bancorp./IN	1,981	55,468
Huntington Bancshares Inc./OH	112,889	1,492,393
IBERIABANK Corp.	4,634	388,098
Independent Bank Corp./MI	2,459	53,360
Independent Bank Corp./Rockland MA	2,787	196,344
Independent Bank Group Inc.	1,153	71,947
International Bancshares Corp.	5,701	232,601
Investors Bancorp. Inc.	30,904	431,111
JPMorgan Chase & Co.	383,070	33,055,110
KeyCorp	113,582	2,075,143
Lakeland Bancorp. Inc.	4,245	82,778
Lakeland Financial Corp.	2,673	126,593
LCNB Corp.	948	22,041
LegacyTexas Financial Group Inc.	4,801	206,731
M&T Bank Corp.	15,693	2,454,856
Macatawa Bank Corp.	2,695	28,055
MainSource Financial Group Inc.	2,609	89,750
MB Financial Inc.	7,861	371,275
MBT Financial Corp.	1,911	21,690
Mercantile Bank Corp.	1,616	60,923
Merchants Bancshares Inc./VT	531	28,780
Middleburg Financial Corp.	496	17,236
Midland States Bancorp. Inc.	421	15,232
MidWestOne Financial Group Inc.	1,041	39,142
MutualFirst Financial Inc.	549	18,172
National Bankshares Inc.	687	29,850
National Commerce Corp.[b]	1,021	37,930

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
NBT Bancorp. Inc.	4,533	$189,842
Nicolet Bankshares Inc.[b]	662	31,571
Northrim BanCorp. Inc.	644	20,350
OFG Bancorp.	4,263	55,845
Old Line Bancshares Inc.	916	21,966
Old National Bancorp./IN	14,254	258,710
Old Second Bancorp. Inc.	3,785	41,824
Opus Bank	547	16,437
Orrstown Financial Services Inc.	859	19,242
Pacific Continental Corp.	2,031	44,377
Pacific Mercantile Bancorp.[b]	1,576	11,505
Pacific Premier Bancorp. Inc.[b]	1,937	68,473
PacWest Bancorp.	12,538	682,569
Paragon Commercial Corp.[b,c]	59	2,579
Park National Corp.	1,381	165,250
Park Sterling Corp.	3,600	38,844
Peapack Gladstone Financial Corp.	1,928	59,537
Penns Woods Bancorp. Inc.	448	22,624
People’s United Financial Inc.	32,454	628,309
People’s Utah Bancorp.	1,631	43,792
Peoples Bancorp. Inc./OH	1,657	53,786
Peoples Financial Services Corp.	866	42,174
Pinnacle Financial Partners Inc.	4,000	277,200
PNC Financial Services Group Inc. (The)[d]	52,518	6,142,505
Popular Inc.	10,874	476,499
Preferred Bank/Los Angeles CA	1,205	63,166
Premier Financial Bancorp. Inc.	997	20,040
PrivateBancorp. Inc.	8,313	450,481
Prosperity Bancshares Inc.	7,096	509,351
QCR Holdings Inc.	1,188	51,440
Regions Financial Corp.	133,543	1,917,677
Renasant Corp.	4,457	188,175
Republic Bancorp. Inc./KY Class A	1,081	42,743
Republic First Bancorp. Inc.[b]	5,188	43,320
S&T Bancorp. Inc.	3,560	138,982
Sandy Spring Bancorp. Inc.	2,627	105,054
Seacoast Banking Corp. of Florida[b]	2,939	64,834
Shore Bancshares Inc.	1,375	20,969
Sierra Bancorp.	1,374	36,535

Security	Shares	Value
Signature Bank/New York NYb	2,244	$337,049
Simmons First National Corp. Class A	3,024	187,942
South State Corp.	2,526	220,772
Southern First Bancshares Inc.[b]	570	20,520
Southern National Bancorp. of Virginia Inc.	1,124	18,366
Southside Bancshares Inc.	2,808	105,777
Southwest Bancorp. Inc.	2,143	62,147
State Bank Financial Corp.	3,592	96,481
Sterling Bancorp./DE	13,551	317,093
Stock Yards Bancorp. Inc.	2,133	100,144
Stonegate Bank	1,181	49,283
Suffolk Bancorp.	1,131	48,429
Summit Financial Group Inc.	914	25,162
Sun Bancorp. Inc./NJ	1,434	37,284
SunTrust Banks Inc.	52,690	2,890,046
SVB Financial Group[b]	1,448	248,564
Synovus Financial Corp.	13,014	534,615
TCF Financial Corp.	16,436	321,981
Texas Capital Bancshares Inc.[b]	4,802	376,477
Tompkins Financial Corp.	1,585	149,846
TowneBank/Portsmouth VA	6,038	200,764
TriCo Bancshares	2,055	70,240
Tristate Capital Holdings Inc.[b]	2,461	54,388
Triumph Bancorp. Inc.[b]	1,890	49,424
Trustmark Corp.	7,203	256,787
U.S. Bancorp.	170,805	8,774,253
UMB Financial Corp.	4,728	364,623
Umpqua Holdings Corp.	23,056	432,992
Union Bankshares Corp.	4,605	164,583
Union Bankshares Inc./Morrisville VTc	28	1,273
United Bankshares Inc./WV	6,785	313,806
United Community Banks Inc./GA	7,572	224,283
Univest Corp. of Pennsylvania	2,572	79,475
Valley National Bancorp.	26,429	307,634
Veritex Holdings Inc.[b]	569	15,198
Washington Trust Bancorp. Inc.	1,615	90,521
WashingtonFirst Bankshares Inc.	933	27,053
Webster Financial Corp.	9,675	525,159
Wells Fargo & Co.	480,854	26,499,864
WesBanco Inc.	4,278	184,211

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
West Bancorp. Inc.	1,638	$40,459
Westamerica Bancorp.	2,596	163,366
Western Alliance Bancorp.[b]	4,446	216,565
Wintrust Financial Corp.	5,298	384,476
Xenith Bankshares Inc.[b,c]	974	27,467
Yadkin Financial Corp.	5,241	179,557
Zions BanCorp.	21,254	914,772

		166,947,269
BEVERAGES — 0.65%
Brown-Forman Corp. Class A	396	18,315
Brown-Forman Corp. Class B	1,138	51,119
Coca-Cola Co. (The)	103,298	4,282,735
Craft Brew Alliance Inc.[b,c]	683	11,543
Molson Coors Brewing Co. Class B	18,047	1,756,153
PepsiCo Inc.	19,751	2,066,547

		8,186,412
BIOTECHNOLOGY — 0.17%
Acorda Therapeutics Inc.[b]	3,662	68,846
Adamas Pharmaceuticals Inc.[b,c]	1,205	20,364
Adverum Biotechnologies Inc.[b]	2,444	7,088
Agenus Inc.[b,c]	1,480	6,098
Akebia Therapeutics Inc.[b]	3,043	31,678
Alnylam Pharmaceuticals Inc.[b,c]	1,032	38,638
AMAG Pharmaceuticals Inc.[b]	2,530	88,044
Ardelyx Inc.[b]	3,213	45,625
ARIAD Pharmaceuticals Inc.[b,c]	1,095	13,622
Array BioPharma Inc.[b]	15,865	139,453
Arrowhead Pharmaceuticals Inc.[b]	441	684
Atara Biotherapeutics Inc.[b,c]	2,208	31,354
Athersys Inc.[b,c]	487	745
Audentes Therapeutics Inc.[b]	86	1,571
Bellicum Pharmaceuticals Inc.[b,c]	662	9,016
BioCryst Pharmaceuticals Inc.[b]	1,528	9,672
Bluebird Bio Inc.[b]	2,654	163,752
Cara Therapeutics Inc.[b,c]	1,936	17,985
Celldex Therapeutics Inc.[b,c]	9,138	32,349
Cellular Biomedicine Group Inc.[b]	423	5,541
Chimerix Inc.[b]	4,493	20,668
Cidara Therapeutics Inc.[b]	1,039	10,806
Concert Pharmaceuticals Inc.[b]	1,020	10,496
Corvus Pharmaceuticals Inc.[b]	359	5,134
CytRx Corp.[b]	462	172

Security	Shares	Value
Dimension Therapeutics Inc.[b]	48	$209
Edge Therapeutics Inc.[b]	1,433	17,912
Enanta Pharmaceuticals Inc.[b]	1,597	53,499
Epizyme Inc.[b,c]	1,149	13,903
Esperion Therapeutics Inc.[b,c]	1,505	18,843
Exelixis Inc.[b]	8,923	133,042
Five Prime Therapeutics Inc.[b]	2,121	106,283
Idera Pharmaceuticals Inc.[b]	567	850
Ignyta Inc.[b]	678	3,593
Immune Design Corp.[b]	46	253
Immunomedics Inc.[b,c]	448	1,644
Infinity Pharmaceuticals Inc.[b]	435	587
Inotek Pharmaceuticals Corp.[b,c]	126	769
Juno Therapeutics Inc.[b,c]	606	11,423
Kadmon Holdings Inc.[b,c]	121	647
Karyopharm Therapeutics Inc.[b]	1,967	18,490
Merrimack Pharmaceuticals Inc.[b,c]	4,194	17,112
Momenta Pharmaceuticals Inc.[b,c]	5,135	77,282
Myovant Sciences Ltd.[b]	199	2,476
NantKwest Inc.[b,c]	2,049	11,720
NewLink Genetics Corp.[b,c]	527	5,418
OPKO Health Inc.[b,c]	2,929	27,240
Osiris Therapeutics Inc.[b]	133	653
Otonomy Inc.[b,c]	2,517	40,020
OvaScience Inc.[b]	2,746	4,201
PDL BioPharma Inc.[c]	16,116	34,166
Pfenex Inc.[b]	82	744
PharmAthene Inc.[b]	421	1,368
Portola Pharmaceuticals Inc.[b,c]	453	10,165
Protagonist Therapeutics Inc.[b]	113	2,485
PTC Therapeutics Inc.[b]	3,498	38,163
Ra Pharmaceuticals Inc.[b,c]	154	2,339
REGENXBIO Inc.[b,c]	2,503	46,431
Retrophin Inc.[b,c]	3,715	70,325
Rigel Pharmaceuticals Inc.[b]	2,016	4,798
Selecta Biosciences Inc.[b]	76	1,303
Spectrum Pharmaceuticals Inc.[b]	5,043	22,340
Stemline Therapeutics Inc.[b]	1,037	11,096
Syndax Pharmaceuticals Inc.[b,c]	171	1,226
Syros Pharmaceuticals Inc.[b]	69	839
TrovaGene Inc.[b,c]	167	351
United Therapeutics Corp.[b,c]	3,328	477,335

116

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Versartis Inc.[b]	3,066	$45,683
Voyager Therapeutics Inc.[b,c]	1,001	12,753
Zafgen Inc.[b]	2,434	7,740

		2,139,120
BUILDING PRODUCTS — 0.39%
Armstrong Flooring Inc.[b]	2,068	41,174
Armstrong World Industries Inc.[b]	5,052	211,174
CSW Industrials Inc.[b]	1,512	55,717
Gibraltar Industries Inc.[b]	1,122	46,731
Griffon Corp.	513	13,441
Johnson Controls International PLC	75,651	3,116,065
Lennox International Inc.	288	44,113
Masco Corp.	12,241	387,060
Owens Corning	11,964	616,864
Quanex Building Products Corp.	3,147	63,884
Universal Forest Products Inc.	336	34,332
USG Corp.[b,c]	9,159	264,512

		4,895,067
CAPITAL MARKETS — 3.94%
Affiliated Managers Group Inc.[b]	735	106,795
Ameriprise Financial Inc.	11,461	1,271,483
Arlington Asset Investment Corp. Class Ac	1,543	22,867
Associated Capital Group Inc.	482	15,834
B. Riley Financial Inc.	985	18,173
Bank of New York Mellon Corp. (The)	110,089	5,216,017
BlackRock Inc.[d]	13,133	4,997,632
Calamos Asset Management Inc. Class A	1,346	11,508
Charles Schwab Corp. (The)	25,095	990,500
CME Group Inc.	35,515	4,096,655
Cowen Group Inc. Class Ab,c	2,616	40,548
Donnelley Financial Solutions Inc.[b]	921	21,165
E*TRADE Financial Corp.[b]	29,517	1,022,764
FBR & Co.	446	5,798
Fifth Street Asset Management Inc.	25	168
Franklin Resources Inc.	38,077	1,507,088
GAIN Capital Holdings Inc.	3,460	22,767
GAMCO Investors Inc. Class A	251	7,753

Security	Shares	Value
Goldman Sachs Group Inc. (The)	40,580	$9,716,881
Greenhill & Co. Inc.	675	18,697
Interactive Brokers Group Inc. Class A	6,079	221,944
Intercontinental Exchange Inc.	32,155	1,814,185
INTL. FCStone Inc.[b]	1,595	63,162
Invesco Ltd.	36,147	1,096,700
Investment Technology Group Inc.	2,076	40,980
Janus Capital Group Inc.	14,801	196,409
KCG Holdings Inc. Class Ab	5,170	68,502
Ladenburg Thalmann Financial Services Inc.[b,c]	8,670	21,155
Lazard Ltd. Class A	11,452	470,563
Legg Mason Inc.	11,055	330,655
LPL Financial Holdings Inc.	7,704	271,258
Manning & Napier Inc.	1,550	11,702
Medley Management Inc.	382	3,782
Moody’s Corp.	1,921	181,093
Morgan Stanley	150,091	6,341,345
Nasdaq Inc.	11,763	789,533
Northern Trust Corp.	21,787	1,940,132
OM Asset Management PLC	1,391	20,169
Oppenheimer Holdings Inc. Class A	1,085	20,181
Piper Jaffray Companies[b]	1,510	109,475
PJT Partners Inc.	1,907	58,888
Pzena Investment Management Inc. Class A	424	4,711
Raymond James Financial Inc.	13,348	924,616
Safeguard Scientifics Inc.[b]	2,185	29,388
State Street Corp.	41,445	3,221,105
Stifel Financial Corp.[b]	6,625	330,919
T Rowe Price Group Inc.	6,053	455,549
TD Ameritrade Holding Corp.	2,925	127,530
Thomson Reuters Corp.	31,647	1,385,506
Value Line Inc.	8	156
Virtu Financial Inc. Class A	118	1,882
Virtus Investment Partners Inc.	472	55,720
Waddell & Reed Financial Inc. Class A	7,080	138,131
Wins Finance Holdings Inc.[b,c]	103	18,540

		49,876,659

117

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
CHEMICALS — 1.61%
A Schulman Inc.	3,138	$104,966
AgroFresh Solutions Inc.[b,c]	2,218	5,878
Air Products & Chemicals Inc.	2,701	388,458
Albemarle Corp.	11,849	1,019,962
American Vanguard Corp.	3,192	61,127
Ashland Global Holdings Inc.	6,586	719,784
Cabot Corp.	6,328	319,817
Calgon Carbon Corp.	5,017	85,289
Celanese Corp. Series A	14,113	1,111,258
CF Industries Holdings Inc.	24,598	774,345
Chemours Co. (The)	3,138	69,318
Chemtura Corp.[b]	3,193	106,008
Codexis Inc.[b]	144	662
Dow Chemical Co. (The)	118,027	6,753,505
Eastman Chemical Co.	15,556	1,169,967
FMC Corp.	2,672	151,128
FutureFuel Corp.	2,214	30,775
GCP Applied Technologies Inc.[b]	1,115	29,826
Hawkins Inc.	730	39,384
Huntsman Corp.	21,192	404,343
Ingevity Corp.[b]	918	50,361
Innophos Holdings Inc.	157	8,205
Innospec Inc.	2,471	169,263
KMG Chemicals Inc.	513	19,951
Koppers Holdings Inc.[b]	449	18,095
Kraton Corp.[b,c]	3,076	87,604
Kronos Worldwide Inc.	2,176	25,981
LSB Industries Inc.[b,c]	2,445	20,587
LyondellBasell Industries NV Class A	20,339	1,744,679
Minerals Technologies Inc.	1,693	130,784
Monsanto Co.	16,097	1,693,565
Mosaic Co. (The)	36,753	1,077,965
NewMarket Corp.	63	26,702
Olin Corp.	17,498	448,124
OMNOVA Solutions Inc.[b]	1,527	15,270
Platform Specialty Products Corp.[b,c]	20,462	200,732
Praxair Inc.	3,637	426,220
Quaker Chemical Corp.	374	47,850
Rayonier Advanced Materials Inc.	1,696	26,220
Scotts Miracle-Gro Co. (The) Class A	411	39,271

Security	Shares	Value
Stepan Co.	1,933	$157,501
TerraVia Holdings Inc.[b,c]	8,180	9,407
Trecora Resources[b]	440	6,094
Tredegar Corp.	2,704	64,896
Tronox Ltd. Class A	6,812	70,232
Valhi Inc.	982	3,398
Valvoline Inc.[c]	3,061	65,812
Westlake Chemical Corp.	3,998	223,848
WR Grace & Co.	3,228	218,342

		20,442,759
COMMERCIAL SERVICES & SUPPLIES — 0.32%
ABM Industries Inc.	6,011	245,489
ACCO Brands Corp.[b]	11,239	146,669
Advanced Disposal Services Inc.[b]	698	15,510
ARC Document Solutions Inc.[b]	4,222	21,448
Brady Corp. Class A	1,105	41,493
Casella Waste Systems Inc. Class Ab	4,217	52,333
CECO Environmental Corp.	2,786	38,865
Clean Harbors Inc.[b]	5,022	279,474
CompX International Inc.	117	1,884
Ennis Inc.	2,743	47,591
Essendant Inc.	3,965	82,869
G&K Services Inc. Class A	550	53,048
Heritage-Crystal Clean Inc.[b]	964	15,135
InnerWorkings Inc.[b]	344	3,388
Interface Inc.	858	15,916
Kimball International Inc. Class B	564	9,904
LSC Communications Inc.	921	27,335
McGrath RentCorp	2,543	99,660
Mobile Mini Inc.	1,150	34,788
MSA Safety Inc.	1,006	69,746
NL Industries Inc.[b]	673	5,485
Quad/Graphics Inc.	1,453	39,057
Republic Services Inc.	24,869	1,418,776
RR Donnelley & Sons Co.	2,407	39,282
SP Plus Corp.[b]	86	2,421
Stericycle Inc.[b,c]	487	37,518
Team Inc.[b]	141	5,534
Tetra Tech Inc.	5,061	218,382
TRC Companies Inc.[b,c]	2,595	27,507
UniFirst Corp./MA	1,439	206,712

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Viad Corp.	934	$41,189
VSE Corp.	892	34,645
Waste Management Inc.	8,134	576,782
West Corp.	3,767	93,271

		4,049,106
COMMUNICATIONS EQUIPMENT — 1.78%
ADTRAN Inc.	1,892	42,286
Applied Optoelectronics Inc.[b,c]	1,549	36,309
ARRIS International PLC[b]	15,519	467,587
Bel Fuse Inc. Class B	1,085	33,527
Black Box Corp.	1,628	24,827
Brocade Communications Systems Inc.	41,947	523,918
Calix Inc.[b]	4,576	35,235
Cisco Systems Inc.	529,644	16,005,842
Comtech Telecommunications Corp.	2,755	32,647
Digi International Inc.[b]	2,734	37,592
EchoStar Corp. Class Ab	4,711	242,098
EMCORE Corp.	1,398	12,163
Finisar Corp.[b]	11,318	342,596
Harmonic Inc.[b]	7,397	36,985
Harris Corp.	13,095	1,341,845
Infinera Corp.[b]	4,298	36,490
Ixia[b]	7,122	114,664
Juniper Networks Inc.	39,378	1,112,822
KVH Industries Inc.[b]	1,694	19,989
Motorola Solutions Inc.	16,213	1,343,896
NETGEAR Inc.[b]	1,106	60,111
NetScout Systems Inc.[b]	9,352	294,588
Oclaro Inc.[b]	1,490	13,336
Quantenna Communications Inc.[b,c]	695	12,600
ShoreTel Inc.[b]	4,816	34,434
Silicom Ltd.	453	18,614
Sonus Networks Inc.[b]	4,600	28,980
ViaSat Inc.[b,c]	747	49,466
Viavi Solutions Inc.[b]	24,089	197,048

		22,552,495
CONSTRUCTION & ENGINEERING — 0.31%
AECOM[b]	16,155	587,396
Aegion Corp.[b]	3,643	86,339

Security	Shares	Value
Ameresco Inc. Class Ab	2,163	$11,896
Chicago Bridge & Iron Co. NV	11,188	355,219
EMCOR Group Inc.	5,213	368,872
Fluor Corp.	14,575	765,479
Granite Construction Inc.	1,008	55,440
Great Lakes Dredge & Dock Corp.[b]	5,711	23,986
HC2 Holdings Inc.[b]	3,776	22,392
IES Holdings Inc.[b]	56	1,072
Jacobs Engineering Group Inc.[b]	12,511	713,127
KBR Inc.	15,379	256,676
Layne Christensen Co.[b,c]	1,934	21,023
MYR Group Inc.[b]	1,568	59,082
NV5 Global Inc.[b]	143	4,776
Orion Group Holdings Inc.[b]	2,995	29,800
Quanta Services Inc.[b,c]	10,926	380,771
Tutor Perini Corp.[b]	3,247	90,916
Valmont Industries Inc.	482	67,914

		3,902,176
CONSTRUCTION MATERIALS — 0.02%
Forterra Inc.[b]	231	5,003
Martin Marietta Materials Inc.	650	143,995
U.S. Lime & Minerals Inc.	143	10,832
Vulcan Materials Co.	980	122,647

		282,477
CONSUMER FINANCE — 1.49%
Ally Financial Inc.	46,877	891,601
American Express Co.	84,128	6,232,202
Capital One Financial Corp.	50,541	4,409,197
Discover Financial Services	28,974	2,088,736
Encore Capital Group Inc.[b,c]	1,405	40,253
Enova International Inc.[b]	3,158	39,633
Ezcorp Inc. Class Ab	5,722	60,939
FirstCash Inc.	2,111	99,217
Green Dot Corp. Class Ab	3,646	85,863
LendingClub Corp.[b,c]	18,963	99,556
Navient Corp.	31,946	524,873
Nelnet Inc. Class A	2,088	105,966
OneMain Holdings Inc.[b]	5,319	117,763
PRA Group Inc.[b]	4,742	185,412
Regional Management Corp.[b,c]	930	24,440
Santander Consumer USA Holdings Inc.[b]	11,462	154,737

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
SLM Corp.[b]	44,595	$491,437
Synchrony Financial	87,842	3,186,029
World Acceptance Corp.[b,c]	722	46,410

		18,884,264
CONTAINERS & PACKAGING — 0.42%
AptarGroup Inc.	4,803	352,780
Avery Dennison Corp.	492	34,548
Bemis Co. Inc.	8,638	413,069
Graphic Packaging Holding Co.	9,872	123,203
Greif Inc.	569	38,436
Greif Inc. Class A	2,632	135,048
International Paper Co.	43,075	2,285,560
Sonoco Products Co.	10,368	546,394
UFP Technologies Inc.[b]	621	15,804
WestRock Co.	26,351	1,337,840

		5,282,682
DISTRIBUTORS — 0.01%
Genuine Parts Co.	919	87,801
Weyco Group Inc.	583	18,248

		106,049
DIVERSIFIED CONSUMER SERVICES — 0.12%
American Public Education Inc.[b]	1,597	39,206
Apollo Education Group Inc.[b]	9,663	95,664
Ascent Capital Group Inc. Class Ab	1,411	22,943
Bridgepoint Education Inc.[b,c]	2,052	20,787
Cambium Learning Group Inc.[b]	1,386	6,916
Capella Education Co.	58	5,092
Career Education Corp.[b]	6,820	68,814
Carriage Services Inc.	80	2,291
Chegg Inc.[b,c]	4,713	34,782
DeVry Education Group Inc.	6,550	204,360
Graham Holdings Co. Class B	468	239,593
H&R Block Inc.	21,966	504,998
Houghton Mifflin Harcourt Co.[b]	4,222	45,809
K12 Inc.[b]	3,977	68,245
Liberty Tax Inc.	98	1,313
Regis Corp.[b]	4,157	60,360
Sotheby’s	2,406	95,903
Strayer Education Inc.[b]	689	55,554
Weight Watchers International Inc.[b,c]	166	1,901

		1,574,531

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 2.71%
Berkshire Hathaway Inc. Class Bb	199,005	$32,433,835
FNFV Group[b,c]	6,792	93,050
Leucadia National Corp.	34,386	799,475
Marlin Business Services Corp.	978	20,440
NewStar Financial Inc.[b]	3,007	27,815
On Deck Capital Inc.[b]	5,032	23,298
PICO Holdings Inc.[b]	2,483	37,617
Tiptree Financial Inc.[c]	2,566	15,781
Voya Financial Inc.	21,582	846,446

		34,297,757
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.45%
AT&T Inc.	648,319	27,573,007
ATN International Inc.	1,042	83,495
CenturyLink Inc.	56,701	1,348,350
Cincinnati Bell Inc.[b]	4,678	104,553
Consolidated Communications Holdings Inc.	1,615	43,363
Fairpoint Communications Inc.[b]	481	8,995
Frontier Communications Corp.	123,879	418,711
Globalstar Inc.[b,c]	14,467	22,858
Hawaiian Telcom Holdco Inc.[b]	518	12,836
IDT Corp. Class B	1,197	22,192
Intelsat SAb	2,439	6,512
Iridium Communications Inc.[b,c]	8,132	78,067
Level 3 Communications Inc.[b]	30,831	1,737,635
Lumos Networks Corp.[b]	1,525	23,821
ORBCOMM Inc.[b]	553	4,573
pdvWireless Inc.[b,c]	957	21,580
SBA Communications Corp. Class Ab	4,812	496,887
Verizon Communications Inc.	214,704	11,460,900
Vonage Holdings Corp.[b,c]	18,758	128,492
Windstream Holdings Inc.[c]	8,341	61,140

		43,657,967
ELECTRIC UTILITIES — 3.50%
ALLETE Inc.	5,186	332,889
Alliant Energy Corp.	23,784	901,176
American Electric Power Co. Inc.	51,754	3,258,432
Avangrid Inc.	6,092	230,765
Duke Energy Corp.	72,539	5,630,477

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Edison International	33,201	$2,390,140
El Paso Electric Co.	4,116	191,394
Empire District Electric Co. (The)	4,498	153,337
Entergy Corp.	18,746	1,377,269
Eversource Energy	33,347	1,841,755
Exelon Corp.	93,268	3,310,081
FirstEnergy Corp.	44,918	1,391,110
Genie Energy Ltd. Class B	1,038	5,968
Great Plains Energy Inc.	22,605	618,247
Hawaiian Electric Industries Inc.	11,379	376,304
IDACORP Inc.	5,273	424,740
MGE Energy Inc.	1,990	129,947
NextEra Energy Inc.	48,452	5,788,076
OGE Energy Corp.	20,797	695,660
Otter Tail Corp.	4,098	167,198
PG&E Corp.	52,205	3,172,498
Pinnacle West Capital Corp.	11,714	914,043
PNM Resources Inc.	8,222	282,015
Portland General Electric Co.	9,379	406,392
PPL Corp.	71,274	2,426,880
Southern Co. (The)	98,843	4,862,087
Westar Energy Inc.	14,926	841,080
Xcel Energy Inc.	53,323	2,170,246

		44,290,206
ELECTRICAL EQUIPMENT — 0.71%
American Superconductor Corp.[b]	1,162	8,564
AMETEK Inc.	19,677	956,302
Atkore International Group Inc.[b]	517	12,361
Babcock & Wilcox Enterprises Inc.[b]	5,152	85,472
Eaton Corp. PLC	48,075	3,225,352
Emerson Electric Co.	56,440	3,146,530
Encore Wire Corp.	2,021	87,610
EnerSys	3,249	253,747
FuelCell Energy Inc.[b,c]	3,625	6,344
General Cable Corp.	462	8,801
Hubbell Inc.	2,057	240,052
LSI Industries Inc.	2,141	20,853
Plug Power Inc.[b,c]	7,156	8,587
Powell Industries Inc.	1,061	41,379
Power Solutions International Inc.[b,c]	79	593
Preformed Line Products Co.	153	8,892

Security	Shares	Value
Regal Beloit Corp.	4,738	$328,107
Rockwell Automation Inc.	2,824	379,546
Sunrun Inc.[b,c]	6,019	31,961
Thermon Group Holdings Inc.[b]	3,249	62,023
TPI Composites Inc.[b]	566	9,079
Vicor Corp.[b]	672	10,147

		8,932,302
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.74%
Agilysys Inc.[b]	1,494	15,478
Anixter International Inc.[b]	3,053	247,446
Arrow Electronics Inc.[b]	9,494	676,922
Avnet Inc.	13,411	638,498
AVX Corp.	5,201	81,292
Benchmark Electronics Inc.[b]	5,283	161,131
Control4 Corp.[b]	1,678	17,116
Corning Inc.	100,006	2,427,146
CTS Corp.	3,149	70,537
Daktronics Inc.	3,517	37,632
Dolby Laboratories Inc. Class A	5,296	239,326
Electro Scientific Industries Inc.[b]	2,926	17,322
ePlus Inc.[b]	131	15,091
FARO Technologies Inc.[b]	1,205	43,380
Fitbit Inc.[b,c]	2,469	18,073
FLIR Systems Inc.	14,568	527,216
II-VI Inc.[b]	4,501	133,455
Insight Enterprises Inc.[b]	4,000	161,760
InvenSense Inc.[b]	8,415	107,628
IPG Photonics Corp.[b]	565	55,771
Jabil Circuit Inc.	19,495	461,447
Keysight Technologies Inc.[b]	18,183	664,952
Kimball Electronics Inc.[b]	3,163	57,567
Knowles Corp.[b,c]	9,293	155,286
Maxwell Technologies Inc.[b]	3,217	16,471
Methode Electronics Inc.	380	15,713
MTS Systems Corp.	100	5,670
National Instruments Corp.	2,223	68,513
Novanta Inc.[b]	2,469	51,849
OSI Systems Inc.[b,c]	1,919	146,074
Park Electrochemical Corp.	2,187	40,787
PC Connection Inc.	1,060	29,775
Plexus Corp.[b]	3,448	186,330

121

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
RadiSys Corp.[b]	347	$1,537
Rogers Corp.[b]	1,205	92,556
Sanmina Corp.[b]	7,702	282,278
ScanSource Inc.[b]	2,566	103,538
SYNNEX Corp.	3,106	375,888
Systemax Inc.	1,099	9,638
Tech Data Corp.[b]	3,626	307,050
Trimble Inc.[b]	5,552	167,393
TTM Technologies Inc.[b,c]	7,792	106,205
Vishay Intertechnology Inc.	14,000	226,800
Vishay Precision Group Inc.[b]	1,382	26,120
Zebra Technologies Corp. Class Ab,c	1,004	86,103

		9,377,760
ENERGY EQUIPMENT & SERVICES — 2.30%
Archrock Inc.	7,266	95,911
Atwood Oceanics Inc.	6,365	83,572
Baker Hughes Inc.	46,024	2,990,179
Bristow Group Inc.	3,562	72,950
CARBO Ceramics Inc.[b]	1,964	20,543
Dawson Geophysical Co.[b,c]	2,084	16,755
Diamond Offshore Drilling Inc.[c]	6,588	116,608
Dril-Quip Inc.[b]	3,988	239,479
Ensco PLC Class A	31,388	305,091
Era Group Inc.[b]	2,190	37,164
Exterran Corp.[b]	3,633	86,829
Fairmount Santrol Holdings Inc.[b]	9,572	112,854
FMC Technologies Inc.[b]	23,862	847,817
Forum Energy Technologies Inc.[b,c]	6,645	146,190
Frank’s International NVc	4,249	52,305
Geospace Technologies Corp.[b]	1,374	27,975
Halliburton Co.	90,130	4,875,132
Helix Energy Solutions Group Inc.[b]	12,012	105,946
Helmerich & Payne Inc.	10,236	792,266
Hornbeck Offshore Services Inc.[b,c]	2,639	19,054
Independence Contract Drilling Inc.[b]	2,436	16,321
Mammoth Energy Services Inc.[b]	833	12,662
Matrix Service Co.[b]	2,584	58,657

Security	Shares	Value
McDermott International Inc.[b]	26,132	$193,116
Nabors Industries Ltd.	29,049	476,404
National Oilwell Varco Inc.	39,843	1,491,722
Natural Gas Services Group Inc.[b]	1,383	44,463
Newpark Resources Inc.[b]	9,395	70,463
Noble Corp. PLC[c]	25,323	149,912
Oceaneering International Inc.	10,175	287,037
Oil States International Inc.[b]	5,213	203,307
Parker Drilling Co.[b]	14,534	37,788
Patterson-UTI Energy Inc.	15,052	405,200
PHI Inc. NVS[b,c]	1,374	24,759
Pioneer Energy Services Corp.[b]	8,179	56,026
RigNet Inc.[b]	1,152	26,669
Rowan Companies PLC Class A	13,440	253,882
RPC Inc.	5,980	118,464
Schlumberger Ltd.	146,445	12,294,058
SEACOR Holdings Inc.[b,c]	1,605	114,404
Seadrill Ltd.[b,c]	40,128	136,836
Smart Sand Inc.[b]	1,104	18,271
Superior Energy Services Inc.	16,091	271,616
Tesco Corp.	4,616	38,082
TETRA Technologies Inc.[b]	2,741	13,760
Tidewater Inc.	4,744	16,177
Transocean Ltd.[b]	36,092	531,996
Unit Corp.[b]	5,191	139,482
Weatherford International PLC[b,c]	102,790	512,922
Willbros Group Inc.[b,c]	4,533	14,687

		29,073,763
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.89%
Acadia Realty Trust	6,599	215,655
Agree Realty Corp.	2,767	127,420
Alexander’s Inc.	8	3,415
Alexandria Real Estate Equities Inc.	7,236	804,137
American Assets Trust Inc.	2,605	112,223
American Campus Communities Inc.	13,832	688,419
American Homes 4 Rent Class Ac	17,438	365,849
Apartment Investment & Management Co. Class A	16,498	749,834
Apple Hospitality REIT Inc.[c]	17,130	342,257
Armada Hoffler Properties Inc.	403	5,872

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Ashford Hospitality Prime Inc.	2,448	$33,415
Ashford Hospitality Trust Inc.	8,402	65,200
AvalonBay Communities Inc.	14,400	2,550,960
Bluerock Residential Growth REIT Inc.	1,615	22,158
Boston Properties Inc.	13,344	1,678,408
Brandywine Realty Trust	17,997	297,130
Brixmor Property Group Inc.	20,251	494,529
Camden Property Trust	8,951	752,511
Care Capital Properties Inc.	7,856	196,400
CatchMark Timber Trust Inc. Class A	3,694	41,594
CBL & Associates Properties Inc.	17,976	206,724
Cedar Realty Trust Inc.	7,504	49,001
Chatham Lodging Trust	3,964	81,460
Chesapeake Lodging Trust	4,544	117,508
City Office REIT Inc.	460	6,058
Colony Starwood Homes	6,649	191,558
Columbia Property Trust Inc.	13,371	288,814
Communications Sales & Leasing Inc.[b]	12,863	326,849
Community Healthcare Trust Inc.	1,380	31,781
CoreCivic Inc.	12,319	301,323
CorEnergy Infrastructure Trust Inc.	1,141	39,798
Corporate Office Properties Trust	10,195	318,288
Cousins Properties Inc.	35,646	303,347
Crown Castle International Corp.	4,303	373,371
CubeSmart	5,770	154,463
CyrusOne Inc.[c]	1,016	45,446
DCT Industrial Trust Inc.	9,457	452,801
DDR Corp.	32,385	494,519
DiamondRock Hospitality Co.	19,795	228,236
Digital Realty Trust Inc.[c]	5,014	492,676
Douglas Emmett Inc.	14,565	532,496
Duke Realty Corp.	36,248	962,747
Easterly Government Properties Inc.	3,478	69,630
Education Realty Trust Inc.	6,693	283,114
Empire State Realty Trust Inc. Class A	4,816	97,235
EPR Properties	6,704	481,146
Equity Commonwealth[b]	12,798	387,012

Security	Shares	Value
Equity One Inc.	9,810	$301,069
Equity Residential	37,442	2,409,767
Essex Property Trust Inc.	4,020	934,650
Farmland Partners Inc.[c]	1,156	12,901
FelCor Lodging Trust Inc.	1,683	13,481
First Industrial Realty Trust Inc.	9,370	262,829
First Potomac Realty Trust	6,691	73,400
Forest City Realty Trust Inc. Class Ac	24,255	505,474
Four Corners Property Trust Inc.	1,424	29,220
Franklin Street Properties Corp.	11,323	146,746
General Growth Properties Inc.	60,712	1,516,586
GEO Group Inc. (The)	6,081	218,490
Getty Realty Corp.	2,738	69,792
Gladstone Commercial Corp.	2,785	55,979
Global Medical REIT Inc.	865	7,716
Global Net Lease Inc.[c]	17,656	138,246
Government Properties Income Trust	4,746	90,483
Gramercy Property Trust[c]	37,265	342,093
HCP Inc.	49,185	1,461,778
Healthcare Realty Trust Inc.	11,870	359,898
Healthcare Trust of America Inc. Class A	3,706	107,882
Hersha Hospitality Trust	4,076	87,634
Highwoods Properties Inc.	10,206	520,608
Hospitality Properties Trust	11,370	360,884
Host Hotels & Resorts Inc.[c]	77,717	1,464,188
Hudson Pacific Properties Inc.	11,198	389,466
Independence Realty Trust Inc.[c]	5,786	51,611
InfraREIT Inc.[b]	3,980	71,282
Investors Real Estate Trust	12,770	91,050
Kilroy Realty Corp.	9,474	693,686
Kimco Realty Corp.[c]	42,710	1,074,584
Kite Realty Group Trust	8,818	207,047
LaSalle Hotel Properties	11,003	335,261
Lexington Realty Trust	24,588	265,550
Liberty Property Trust	15,336	605,772
Life Storage Inc.	1,727	147,244
LTC Properties Inc.	532	24,993
Macerich Co. (The)	15,123	1,071,313
Mack-Cali Realty Corp.	9,189	266,665
MedEquities Realty Trust Inc.	1,154	12,809

123

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Medical Properties Trust Inc.	20,247	$249,038
Mid-America Apartment Communities Inc.	11,862	1,161,527
Monmouth Real Estate Investment Corp.	5,506	83,911
Monogram Residential Trust Inc.[c]	17,641	190,876
National Retail Properties Inc.	14,916	659,287
National Storage Affiliates Trust	3,221	71,087
New Senior Investment Group Inc.	7,631	74,707
New York REIT Inc.	17,951	181,664
NexPoint Residential Trust Inc.	2,190	48,925
NorthStar Realty Europe Corp.	6,188	77,783
NorthStar Realty Finance Corp.	19,200	290,880
Omega Healthcare Investors Inc.[c]	12,033	376,152
One Liberty Properties Inc.[c]	1,191	29,918
Outfront Media Inc.	12,034	299,286
Paramount Group Inc.	19,419	310,510
Parkway Inc.[b]	4,563	101,527
Pebblebrook Hotel Trust	7,722	229,730
Pennsylvania REIT[c]	5,075	96,222
Physicians Realty Trust	6,775	128,454
Piedmont Office Realty Trust Inc. Class Ac	15,589	325,966
Preferred Apartment Communities Inc.	2,716	40,496
Prologis Inc.	54,835	2,894,740
Quality Care Properties Inc.[b]	9,849	152,660
RAIT Financial Trust	6,347	21,326
Ramco-Gershenson Properties Trust	8,671	143,765
Rayonier Inc.	12,846	341,704
Realty Income Corp.[c]	27,197	1,563,284
Regency Centers Corp.	8,892	613,103
Retail Opportunity Investments Corp.[c]	3,185	67,299
Retail Properties of America Inc. Class A	25,131	385,258
Rexford Industrial Realty Inc.	4,154	96,331
RLJ Lodging Trust	12,973	317,709
Sabra Health Care REIT Inc.	5,635	137,607
Saul Centers Inc.	109	7,260
Select Income REIT	6,562	165,362

Security	Shares	Value
Senior Housing Properties Trust	16,896	$319,841
Seritage Growth Properties Class Ac	2,097	89,563
Silver Bay Realty Trust Corp.	3,609	61,858
Simon Property Group Inc.	3,052	542,249
SL Green Realty Corp.	10,318	1,109,701
Spirit Realty Capital Inc.[c]	50,936	553,165
STORE Capital Corp.	16,050	396,596
Summit Hotel Properties Inc.	8,848	141,833
Sun Communities Inc.	7,056	540,560
Sunstone Hotel Investors Inc.[c]	22,831	348,173
Tanger Factory Outlet Centers Inc.	963	34,456
Taubman Centers Inc.	3,127	231,179
Terreno Realty Corp.	3,679	104,815
Tier REIT Inc.	5,017	87,246
UDR Inc.	27,940	1,019,251
UMH Properties Inc.	1,530	23,027
Ventas Inc.	24,382	1,524,363
VEREIT Inc.	101,289	856,905
Vornado Realty Trust[c]	18,076	1,886,592
Washington Prime Group Inc.	15,028	156,441
Washington REIT	5,036	164,627
Weingarten Realty Investors	12,234	437,855
Welltower Inc.	37,524	2,511,481
Weyerhaeuser Co.	77,881	2,343,439
Whitestone REIT	2,957	42,522
WP Carey Inc.	10,818	639,236
Xenia Hotels & Resorts Inc.	10,764	209,037

		61,976,279
FOOD & STAPLES RETAILING — 1.51%
Andersons Inc. (The)	2,744	122,657
Chefs’ Warehouse Inc. (The)[b]	119	1,880
CVS Health Corp.	6,580	519,228
Ingles Markets Inc. Class A	1,409	67,773
Natural Grocers by Vitamin Cottage Inc.[b]	968	11,509
Smart & Final Stores Inc.[b,c]	650	9,165
SpartanNash Co.	3,768	148,987
SUPERVALU Inc.[b]	28,767	134,342
United Natural Foods Inc.[b]	5,092	242,990
Village Super Market Inc. Class A	978	30,220
Wal-Mart Stores Inc.	159,169	11,001,761

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Walgreens Boots Alliance Inc.	71,815	$5,943,409
Weis Markets Inc.	1,008	67,375
Whole Foods Market Inc.	27,985	860,819

		19,162,115
FOOD PRODUCTS — 1.80%
AdvancePierre Foods Holdings Inc.	886	26,385
Alico Inc.	446	12,109
Archer-Daniels-Midland Co.	60,432	2,758,721
Bunge Ltd.	14,645	1,057,955
Cal-Maine Foods Inc.[c]	660	29,155
Conagra Brands Inc.	9,822	388,460
Darling Ingredients Inc.[b]	12,401	160,097
Dean Foods Co.	5,181	112,842
Flowers Foods Inc.	1,890	37,743
Fresh Del Monte Produce Inc.	3,129	189,711
Hain Celestial Group Inc. (The)[b,c]	2,667	104,093
Hormel Foods Corp.	3,581	124,655
Ingredion Inc.	2,256	281,910
JM Smucker Co. (The)	12,170	1,558,490
John B Sanfilippo & Son Inc.	594	41,812
Kellogg Co.	2,021	148,968
Kraft Heinz Co. (The)	54,675	4,774,221
Lamb Weston Holdings Inc.[b]	3,156	119,454
Landec Corp.[b]	2,109	29,104
Limoneira Co.	55	1,183
Mead Johnson Nutrition Co.	12,522	886,057
Mondelez International Inc. Class A	157,164	6,967,080
Omega Protein Corp.[b]	2,459	61,598
Pilgrim’s Pride Corp.	5,192	98,596
Pinnacle Foods Inc.	12,066	644,928
Post Holdings Inc.[b]	2,958	237,794
Sanderson Farms Inc.	2,072	195,265
Seaboard Corp.[b,c]	26	102,752
Seneca Foods Corp. Class Ab	610	24,430
Snyder’s-Lance Inc.	8,597	329,609
TreeHouse Foods Inc.[b,c]	3,984	287,605
Tyson Foods Inc. Class A	16,213	1,000,018

		22,792,800
GAS UTILITIES — 0.34%
Atmos Energy Corp.	10,729	795,555
Chesapeake Utilities Corp.	1,546	103,505

Security	Shares	Value
Delta Natural Gas Co. Inc.	651	$19,094
National Fuel Gas Co.	7,713	436,864
New Jersey Resources Corp.	8,203	291,207
Northwest Natural Gas Co.	2,969	177,546
ONE Gas Inc.	5,565	355,937
South Jersey Industries Inc.	8,295	279,459
Southwest Gas Corp.	4,476	342,951
Spire Inc.	4,641	299,577
UGI Corp.	18,190	838,195
WGL Holdings Inc.	5,028	383,536

		4,323,426
HEALTH CARE EQUIPMENT & SUPPLIES — 2.18%
Abbott Laboratories	154,415	5,931,080
Alere Inc.[b]	6,619	257,942
Analogic Corp.	1,113	92,323
AngioDynamics Inc.[b,c]	2,711	45,735
Anika Therapeutics Inc.[b,c]	392	19,192
AtriCure Inc.[b]	935	18,298
Baxter International Inc.	45,606	2,022,170
Cerus Corp.[b,c]	1,500	6,525
CONMED Corp.	3,034	134,012
Cooper Companies Inc. (The)	1,084	189,624
CryoLife Inc.	1,087	20,816
Danaher Corp.	46,849	3,646,726
DENTSPLY SIRONA Inc.	24,225	1,398,509
Exactech Inc.[b]	1,393	38,029
Haemonetics Corp.[b]	5,516	221,743
Halyard Health Inc.[b]	4,779	176,727
Hill-Rom Holdings Inc.	479	26,891
ICU Medical Inc.[b]	514	75,738
Integer Holdings Corp.[b]	3,066	90,294
Invacare Corp.	3,534	46,119
iRhythm Technologies Inc.[b]	99	2,970
K2M Group Holdings Inc.[b,c]	1,904	38,156
Medtronic PLC	147,560	10,510,699
Meridian Bioscience Inc.	589	10,425
Merit Medical Systems Inc.[b]	2,694	71,391
Obalon Therapeutics Inc.[b,c]	67	593
Quidel Corp.[b,c]	114	2,442
Rockwell Medical Inc.[b,c]	913	5,980
RTI Surgical Inc.[b]	5,050	16,413
St. Jude Medical Inc.	8,922	715,455

125

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Tactile Systems Technology Inc.[b,c]	46	$755
Teleflex Inc.	3,766	606,891
TransEnterix Inc.[b,c]	6,126	7,964
Wright Medical Group NVb,c	10,963	251,930
Zimmer Biomet Holdings Inc.	9,128	942,010

		27,642,567
HEALTH CARE PROVIDERS & SERVICES — 1.27%
Acadia Healthcare Co. Inc.[b,c]	5,044	166,956
Aceto Corp.	372	8,173
Addus HomeCare Corp.[b]	543	19,032
Aetna Inc.	23,734	2,943,253
Almost Family Inc.[b]	553	24,387
American Renal Associates Holdings Inc.[b,c]	79	1,681
Anthem Inc.	20,156	2,897,828
BioScrip Inc.[b,c]	5,103	5,307
Brookdale Senior Living Inc.[b]	19,710	244,798
Cardinal Health Inc.	2,544	183,092
Centene Corp.[b]	4,600	259,946
Cigna Corp.	17,779	2,371,541
Community Health Systems Inc.[b,c]	11,972	66,923
DaVita Inc.[b]	10,699	686,876
Envision Healthcare Corp.[b]	3,529	223,350
Express Scripts Holding Co.[b]	7,751	533,191
Fulgent Genetics Inc.[b]	78	902
Genesis Healthcare Inc.[b]	2,131	9,057
HCA Holdings Inc.[b]	10,517	778,468
Healthways Inc.[b]	3,528	80,262
Humana Inc.	953	194,441
Kindred Healthcare Inc.	8,379	65,775
Laboratory Corp. of America Holdings[b]	5,908	758,469
LHC Group Inc.[b]	1,541	70,424
LifePoint Health Inc.[b,c]	3,949	224,303
Magellan Health Inc.[b]	819	61,630
MEDNAX Inc.[b]	2,982	198,780
Molina Healthcare Inc.[b]	1,518	82,367
National Healthcare Corp.	1,099	83,293
National Research Corp. Class A	97	1,843
Nobilis Health Corp.[b,c]	5,280	11,088

Security	Shares	Value
Owens & Minor Inc.	5,703	$201,259
PharMerica Corp.[b]	3,210	80,732
Premier Inc.[b,c]	3,252	98,731
Quest Diagnostics Inc.	14,828	1,362,693
Select Medical Holdings Corp.[b]	10,857	143,855
Surgery Partners Inc.[b,c]	628	9,954
Triple-S Management Corp. Class Bb	2,498	51,709
Universal American Corp.[b]	4,268	42,467
Universal Health Services Inc. Class B	6,804	723,810
WellCare Health Plans Inc.[b]	410	56,203

		16,028,849
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[b]	19,169	195,716
Cotiviti Holdings Inc.[b,c]	376	12,934
Evolent Health Inc.[b]	1,655	24,494
NantHealth Inc.[b,c]	86	855
Tabula Rasa HealthCare Inc.[b]	82	1,228
Vocera Communications Inc.[b]	997	18,435

		253,662
HOTELS, RESTAURANTS & LEISURE — 0.75%
Aramark	14,579	520,762
Belmond Ltd.[b]	9,200	122,820
Biglari Holdings Inc.[b]	95	44,954
Caesars Acquisition Co. Class Ab	5,075	68,513
Caesars Entertainment Corp.[b,c]	6,550	55,675
Carnival Corp.	42,837	2,230,094
Carrols Restaurant Group Inc.[b]	978	14,915
Century Casinos Inc.[b]	1,139	9,374
Choice Hotels International Inc.	1,066	59,749
Cracker Barrel Old Country Store Inc.[c]	70	11,689
Del Frisco’s Restaurant Group Inc.[b]	2,059	35,003
Del Taco Restaurants Inc.[b]	2,454	34,650
Denny’s Corp.[b]	2,753	35,321
DineEquity Inc.	876	67,452
El Pollo Loco Holdings Inc.[b,c]	2,091	25,719
Eldorado Resorts Inc.[b]	344	5,831
Empire Resorts Inc.[b,c]	606	13,787

126

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Extended Stay America Inc.	6,657	$107,511
Fiesta Restaurant Group Inc.[b]	499	14,895
Fogo De Chao Inc.[b]	931	13,360
Golden Entertainment Inc.	902	10,923
Hilton Worldwide Holdings Inc.	6,615	179,928
Hyatt Hotels Corp. Class Ab	3,210	177,385
ILG Inc.	10,682	194,092
International Game Technology PLC	10,153	259,105
International Speedway Corp. Class A	2,458	90,454
Intrawest Resorts Holdings Inc.[b]	1,584	28,274
J Alexander’s Holdings Inc.[b]	1,449	15,577
Jack in the Box Inc.	839	93,666
Kona Grill Inc.[b]	448	5,622
La Quinta Holdings Inc.[b]	7,054	100,237
Luby’s Inc.[b]	2,033	8,701
Marcus Corp. (The)	2,210	69,615
Marriott International Inc./MD Class A	8,254	682,441
Marriott Vacations Worldwide Corp.	2,214	187,858
MGM Resorts International[b]	45,476	1,311,073
Monarch Casino & Resort Inc.[b]	935	24,104
Noodles & Co.[b]	427	1,751
Norwegian Cruise Line Holdings Ltd.[b]	15,323	651,687
Penn National Gaming Inc.[b]	1,061	14,631
Pinnacle Entertainment Inc.[b,c]	5,575	80,837
Red Lion Hotels Corp.[b]	1,496	12,492
Red Robin Gourmet Burgers Inc.[b]	1,115	62,886
Royal Caribbean Cruises Ltd.	17,702	1,452,272
Ruby Tuesday Inc.[b]	7,109	22,962
Speedway Motorsports Inc.	1,205	26,112
Wendy’s Co. (The)	9,367	126,642
Wynn Resorts Ltd.	664	57,443

		9,440,844
HOUSEHOLD DURABLES — 0.45%
Bassett Furniture Industries Inc.	462	14,045
Beazer Homes USA Inc.[b]	3,500	46,550
CalAtlantic Group Inc.	6,821	231,982
Century Communities Inc.[b]	1,201	25,221
CSS Industries Inc.	1,080	29,236

Security	Shares	Value
DR Horton Inc.	15,937	$435,558
Flexsteel Industries Inc.	666	41,072
Garmin Ltd.	11,714	568,012
GoPro Inc. Class Ab,c	10,436	90,898
Green Brick Partners Inc.[b]	2,420	24,321
Harman International Industries Inc.	4,005	445,196
Hooker Furniture Corp.	1,345	51,043
Hovnanian Enterprises Inc. Class Ab	12,912	35,250
KB Home	6,751	106,733
La-Z-Boy Inc.	3,080	95,634
Lennar Corp. Class A	9,253	397,231
Lennar Corp. Class B	518	17,871
LGI Homes Inc.[b,c]	68	1,954
Libbey Inc.	1,927	37,499
Lifetime Brands Inc.	1,060	18,815
M/I Homes Inc.[b]	2,055	51,745
MDC Holdings Inc.	2,688	68,974
Meritage Homes Corp.[b,c]	3,720	129,456
Mohawk Industries Inc.[b]	1,346	268,769
NACCO Industries Inc. Class A	425	38,484
New Home Co. Inc. (The)[b,c]	1,607	18,818
PulteGroup Inc.	25,311	465,216
Toll Brothers Inc.[b]	8,626	267,406
TopBuild Corp.[b]	3,504	124,742
TRI Pointe Group Inc.[b]	14,481	166,242
UCP Inc. Class Ab	858	10,339
WCI Communities Inc.[b]	2,461	57,710
Whirlpool Corp.	7,069	1,284,932
William Lyon Homes Class Ab,c	2,525	48,051
ZAGG Inc.[b]	2,608	18,517

		5,733,522
HOUSEHOLD PRODUCTS — 2.27%
Central Garden & Pet Co.[b,c]	952	31,502
Central Garden & Pet Co. Class Ab	3,055	94,400
Clorox Co. (The)	2,024	242,920
Colgate-Palmolive Co.	74,943	4,904,270
Energizer Holdings Inc.	4,486	200,120
Kimberly-Clark Corp.	5,601	639,186
Oil-Dri Corp. of America	448	17,118
Procter & Gamble Co. (The)	269,331	22,645,351

		28,774,867

127

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.19%
AES Corp./VA	69,026	$802,082
Atlantic Power Corp.	13,774	34,435
Atlantica Yield PLC	6,288	121,673
Calpine Corp.[b]	38,108	435,574
Dynegy Inc.[b,c]	12,226	103,432
NRG Energy Inc.	33,113	405,965
NRG Yield Inc. Class A	4,089	62,807
NRG Yield Inc. Class C	6,322	99,888
Ormat Technologies Inc.	2,121	113,728
Pattern Energy Group Inc.	1,144	21,725
TerraForm Global Inc. Class A	8,185	32,331
TerraForm Power Inc.	9,684	124,052
Vivint Solar Inc.[b,c]	1,148	2,927

		2,360,619
INDUSTRIAL CONGLOMERATES — 2.06%
Carlisle Companies Inc.	4,605	507,885
General Electric Co.	780,560	24,665,696
Raven Industries Inc.	1,459	36,767
Roper Technologies Inc.	5,119	937,187

		26,147,535
INSURANCE — 4.94%
Aflac Inc.	42,256	2,941,018
Alleghany Corp.[b]	1,151	699,946
Allied World Assurance Co. Holdings AG	9,322	500,685
Allstate Corp. (The)	39,306	2,913,361
Ambac Financial Group Inc.[b]	1,926	43,335
American Equity Investment Life Holding Co.	5,798	130,687
American Financial Group Inc./OH	7,192	633,759
American International Group Inc.	107,095	6,994,374
American National Insurance Co.	746	92,959
AMERISAFE Inc.	503	31,362
AmTrust Financial Services Inc.	8,617	235,933
Arch Capital Group Ltd.[b]	12,063	1,040,916
Argo Group International Holdings Ltd.	3,115	205,278
Arthur J Gallagher & Co.	5,734	297,939
Aspen Insurance Holdings Ltd.	4,455	245,025
Assurant Inc.	6,039	560,782

Security	Shares	Value
Assured Guaranty Ltd.	13,913	$525,494
Atlas Financial Holdings Inc.[b]	603	10,884
Axis Capital Holdings Ltd.	9,631	628,615
Baldwin & Lyons Inc. Class B	955	24,066
Blue Capital Reinsurance Holdings Ltd.	585	10,793
Brown & Brown Inc.	11,405	511,628
Chubb Ltd.	48,611	6,422,485
Cincinnati Financial Corp.	15,681	1,187,836
Citizens Inc./TXb,c	4,614	45,309
CNA Financial Corp.	2,978	123,587
CNO Financial Group Inc.	13,025	249,429
Donegal Group Inc. Class A	929	16,239
EMC Insurance Group Inc.	864	25,929
Employers Holdings Inc.	1,062	42,055
Endurance Specialty Holdings Ltd.	6,732	622,037
Enstar Group Ltd.[b]	1,167	230,716
Erie Indemnity Co. Class A	630	70,843
Everest Re Group Ltd.	3,005	650,282
FBL Financial Group Inc. Class A	1,072	83,777
Federated National Holding Co.	1,663	31,081
Fidelity & Guaranty Life[c]	1,107	26,236
First American Financial Corp.	11,006	403,150
FNF Group	27,808	944,360
Genworth Financial Inc. Class Ab	36,171	137,811
Global Indemnity Ltd.[b]	1,038	39,662
Greenlight Capital Re Ltd. Class Ab	3,163	72,116
Hallmark Financial Services Inc.[b]	1,480	17,212
Hanover Insurance Group Inc. (The)	4,486	408,271
Hartford Financial Services Group Inc. (The)	41,284	1,967,183
HCI Group Inc.	813	32,097
Heritage Insurance Holdings Inc.	2,492	39,050
Horace Mann Educators Corp.	4,127	176,636
Independence Holding Co.	947	18,514
Infinity Property & Casualty Corp.	1,068	93,877
Investors Title Co.	105	16,609
James River Group Holdings Ltd.	1,452	60,331
Kemper Corp.	4,297	190,357
Kinsale Capital Group Inc.	570	19,386

128

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Lincoln National Corp.	19,498	$1,292,132
Loews Corp.	29,533	1,383,030
Maiden Holdings Ltd.	5,202	90,775
Markel Corp.[b]	1,437	1,299,766
MBIA Inc.[b]	13,784	147,489
Mercury General Corp.	1,223	73,637
MetLife Inc.	97,815	5,271,250
National General Holdings Corp.	2,082	52,029
National Western Life Group Inc.	212	65,890
Navigators Group Inc. (The)	1,103	129,878
Old Republic International Corp.	25,269	480,111
OneBeacon Insurance Group Ltd. Class A	2,461	39,499
Principal Financial Group Inc.	28,239	1,633,909
ProAssurance Corp.	5,545	311,629
Progressive Corp. (The)	55,361	1,965,315
Prudential Financial Inc.	46,467	4,835,356
Reinsurance Group of America Inc.	6,001	755,106
RenaissanceRe Holdings Ltd.	3,056	416,288
RLI Corp.	644	40,656
Safety Insurance Group Inc.	1,130	83,281
Selective Insurance Group Inc.	4,095	176,290
State Auto Financial Corp.	1,523	40,832
State National Companies Inc.	3,253	45,087
Stewart Information Services Corp.	1,724	79,442
Third Point Reinsurance Ltd.[b]	6,303	72,800
Torchmark Corp.	12,537	924,729
Travelers Companies Inc. (The)	30,674	3,755,111
United Fire Group Inc.	2,014	99,028
United Insurance Holdings Corp.	369	5,587
Universal Insurance Holdings Inc.	885	25,134
Unum Group	25,177	1,106,026
Validus Holdings Ltd.	7,821	430,233
White Mountains Insurance Group Ltd.	454	379,567
WR Berkley Corp.	10,012	665,898
XL Group Ltd.	18,593	692,775

		62,608,867
INTERNET & DIRECT MARKETING RETAIL — 0.07%
1-800-Flowers.com Inc. Class Ab	1,955	20,918
FTD Companies Inc.[b,c]	1,721	41,029

Security	Shares	Value
Gaia Inc.[b]	674	$5,830
Lands’ End Inc.[b,c]	1,912	28,967
Liberty Expedia Holdings Inc. Class Ab	4,529	179,665
Liberty Interactive Corp. QVC Group Series Ab	20,241	404,415
Liberty Ventures Series Ab,c	6,894	254,182

		935,006
INTERNET SOFTWARE & SERVICES — 0.37%
Actua Corp.[b]	3,739	52,346
Akamai Technologies Inc.[b]	2,020	134,694
Apptio Inc. Class Ab	169	3,132
Bankrate Inc.[b]	4,992	55,162
Bazaarvoice Inc.[b]	7,688	37,287
Blucora Inc.[b]	3,170	46,757
ChannelAdvisor Corp.[b]	114	1,636
CommerceHub Inc. Series Ab,c	1,116	16,751
CommerceHub Inc. Series Cb	2,233	33,562
Coupa Software Inc.[b]	482	12,055
Global Sources Ltd.[b,c]	905	8,009
IAC/InterActiveCorp	1,576	102,109
IntraLinks Holdings Inc.[b]	3,682	49,781
Limelight Networks Inc.[b]	6,654	16,768
Liquidity Services Inc.[b]	2,982	29,075
Marchex Inc. Class Bb	2,620	6,943
MeetMe Inc.[b]	561	2,766
Numerex Corp. Class Ab	1,142	8,451
Nutanix Inc. Class Ab,c	485	12,882
Pandora Media Inc.[b]	3,184	41,519
QuinStreet Inc.[b]	3,559	13,382
RealNetworks Inc.[b]	2,440	11,858
Reis Inc.	369	8,210
RetailMeNot Inc.[b]	4,645	43,198
Rightside Group Ltd.[b]	1,154	9,544
TechTarget Inc.[b]	1,644	14,023
Trade Desk Inc. (The) Class Ab	441	12,202
Twilio Inc. Class Ab,c	333	9,607
Twitter Inc.[b,c]	7,751	126,341
Yahoo! Inc.[b]	91,149	3,524,732
Yelp Inc.[b,c]	1,599	60,970
Zillow Group Inc. Class Ab,c	1,701	62,001
Zillow Group Inc. Class Cb,c	3,222	117,506

		4,685,259

129

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
IT SERVICES — 0.80%
Acxiom Corp.[b]	4,112	$110,202
Amdocs Ltd.	15,633	910,622
Booz Allen Hamilton Holding Corp.	916	33,040
CACI International Inc. Class Ab	2,595	322,559
Cass Information Systems Inc.	464	34,136
Computer Sciences Corp.	14,560	865,155
Convergys Corp.	4,586	112,632
CoreLogic Inc./U.S.[b]	3,741	137,781
Datalink Corp.[b]	2,082	23,443
EVERTEC Inc.	1,150	20,413
Fidelity National Information Services Inc.	14,643	1,107,597
International Business Machines Corp.	28,954	4,806,074
Leidos Holdings Inc.	7,041	360,077
ManTech International Corp./VA Class A	2,567	108,456
MoneyGram International Inc.[b]	3,163	37,355
NCI Inc. Class A	595	8,300
NeuStar Inc. Class Ab	373	12,458
Perficient Inc.[b]	1,393	24,364
PFSweb Inc.[b]	67	570
ServiceSource International Inc.[b]	2,512	14,268
Sykes Enterprises Inc.[b]	4,262	123,001
Travelport Worldwide Ltd.	2,951	41,609
Unisys Corp.[b,c]	1,635	24,443
Xerox Corp.	106,459	929,387

		10,167,942
LEISURE PRODUCTS — 0.03%
Acushnet Holdings Corp.[b]	990	19,513
Arctic Cat Inc.	956	14,359
Brunswick Corp./DE	1,695	92,445
Callaway Golf Co.	6,159	67,503
Escalade Inc.	978	12,910
JAKKS Pacific Inc.[b,c]	2,177	11,211
Johnson Outdoors Inc. Class A	672	26,672
Vista Outdoor Inc.[b]	5,207	192,138

		436,751
LIFE SCIENCES TOOLS & SERVICES — 0.51%
Accelerate Diagnostics Inc.[b,c]	108	2,241
Agilent Technologies Inc.	25,356	1,155,220

Security	Shares	Value
Albany Molecular Research Inc.[b,c]	1,463	$27,446
Bio-Rad Laboratories Inc. Class Ab	2,164	394,454
Enzo Biochem Inc.[b]	172	1,194
Luminex Corp.[b]	2,452	49,604
Medpace Holdings Inc.[b,c]	176	6,348
Patheon NVb	1,454	41,744
PerkinElmer Inc.	8,927	465,543
QIAGEN NVb	24,154	676,795
Quintiles IMS Holdings Inc.[b]	3,087	234,766
Thermo Fisher Scientific Inc.	22,494	3,173,904
VWR Corp.[b]	7,606	190,378

		6,419,637
MACHINERY — 2.27%
Actuant Corp. Class A	3,147	81,665
AGCO Corp.	7,311	423,014
Alamo Group Inc.	678	51,596
Albany International Corp. Class A	2,526	116,954
Allison Transmission Holdings Inc.	15,048	506,967
Altra Industrial Motion Corp.	462	17,048
American Railcar Industries Inc.	992	44,928
Astec Industries Inc.	1,054	71,103
Barnes Group Inc.	5,178	245,541
Blue Bird Corp.[b,c]	502	7,756
Briggs & Stratton Corp.	4,576	101,862
Caterpillar Inc.	58,654	5,439,572
Chart Industries Inc.[b]	3,414	122,972
CIRCOR International Inc.	1,646	106,792
Colfax Corp.[b,c]	10,451	375,504
Columbus McKinnon Corp./NY	2,072	56,027
Crane Co.	5,141	370,769
Cummins Inc.	16,575	2,265,305
Deere & Co.	24,905	2,566,211
DMC Global Inc.	1,472	23,331
Donaldson Co. Inc.	949	39,934
Douglas Dynamics Inc.	389	13,090
Dover Corp.	16,151	1,210,194
ESCO Technologies Inc.	2,629	148,933
ExOne Co. (The)[b,c]	952	8,892
Federal Signal Corp.	6,209	96,922

130

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Flowserve Corp.	5,276	$253,512
Fortive Corp.	23,586	1,264,917
Franklin Electric Co. Inc.	399	15,521
FreightCar America Inc.	1,542	23,022
Gencor Industries Inc.[b]	875	13,737
Global Brass & Copper Holdings Inc.	39	1,338
Gorman-Rupp Co. (The)	167	5,169
Graham Corp.	910	20,156
Greenbrier Companies Inc. (The)	2,744	114,013
Hardinge Inc.	1,159	12,842
Harsco Corp.	8,333	113,329
Hurco Companies Inc.	662	21,912
Hyster-Yale Materials Handling Inc.	603	38,453
IDEX Corp.	538	48,452
Ingersoll-Rand PLC	13,532	1,015,441
ITT Inc.	9,387	362,057
Joy Global Inc.	10,464	292,992
Kadant Inc.	978	59,854
Kennametal Inc.	8,379	261,928
Lincoln Electric Holdings Inc.	2,455	188,225
Lindsay Corp.[c]	147	10,968
Manitowoc Co. Inc. (The)[b]	14,555	87,039
Manitowoc Foodservice Inc.[b]	7,352	142,114
Meritor Inc.[b,c]	8,628	107,160
Milacron Holdings Corp.[b]	6	112
Miller Industries Inc./TN	1,205	31,872
Mueller Industries Inc.	1,917	76,603
Navistar International Corp.[b,c]	5,066	158,920
NN Inc.	2,681	51,073
Oshkosh Corp.	7,642	493,750
PACCAR Inc.	32,919	2,103,524
Parker-Hannifin Corp.	14,010	1,961,400
Pentair PLC	17,583	985,879
Rexnord Corp.[b]	2,011	39,395
Snap-on Inc.	1,598	273,689
SPX Corp.[b]	4,288	101,711
SPX FLOW Inc.[b]	3,647	116,923
Standex International Corp.	296	26,004
Stanley Black & Decker Inc.	13,780	1,580,428
Sun Hydraulics Corp.	343	13,710
Supreme Industries Inc. Class A	555	8,713

Security	Shares	Value
Tennant Co.	88	$6,266
Terex Corp.	11,281	355,690
Timken Co. (The)	7,335	291,199
Titan International Inc.	5,047	56,577
TriMas Corp.[b]	4,802	112,847
Trinity Industries Inc.	15,902	441,440
Wabash National Corp.[b]	4,987	78,894
Watts Water Technologies Inc. Class A	140	9,128
Xylem Inc./NY	8,926	442,016

		28,804,796
MARINE — 0.04%
Costamare Inc.	2,697	15,103
Kirby Corp.[b]	5,562	369,873
Matson Inc.	2,436	86,210
Scorpio Bulkers Inc.[b]	6,547	33,063

		504,249
MEDIA — 0.95%
AMC Entertainment Holdings Inc. Class A	2,259	76,028
Clear Channel Outdoor Holdings Inc. Class A	2,468	12,463
Comcast Corp. Class A	19,126	1,320,650
Daily Journal Corp.[b,c]	25	6,045
Discovery Communications Inc. Class Ab,c	1,386	37,990
Discovery Communications Inc. Class C NVS[b]	1,671	44,749
DISH Network Corp. Class Ab	5,233	303,148
Entercom Communications Corp. Class A	2,605	39,856
Eros International PLC[b,c]	3,074	40,116
EW Scripps Co. (The) Class Ab	6,028	116,521
Gannett Co. Inc.	12,439	120,783
Global Eagle Entertainment Inc.[b,c]	4,547	29,374
Gray Television Inc.[b,c]	2,514	27,277
Hemisphere Media Group Inc.[b,c]	689	7,717
John Wiley & Sons Inc. Class A	4,711	256,749
Liberty Broadband Corp. Class Ab	2,620	189,845
Liberty Broadband Corp. Class Cb,c	10,888	806,474

131

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Liberty Media Corp.-Liberty Braves Class Ab	1,032	$21,146
Liberty Media Corp.-Liberty Braves Class Cb	3,495	71,962
Liberty Media Corp.-Liberty Media Class Ab	2,017	63,233
Liberty Media Corp.-Liberty Media Class Cb	4,027	126,166
Liberty Media Corp.-Liberty SiriusXM Class Ab	9,435	325,696
Liberty Media Corp.-Liberty SiriusXM Class Cb	19,155	649,738
Lions Gate Entertainment Corp. Class A	1,703	45,811
Lions Gate Entertainment Corp. Class Bb,c	1,703	41,792
Live Nation Entertainment Inc.[b]	5,819	154,785
Madison Square Garden Co. (The)[b,c]	1,828	313,520
MDC Partners Inc. Class A	3,494	22,886
Media General Inc.[b]	11,726	220,801
Meredith Corp.	3,500	207,025
MSG Networks Inc. Class Ab	4,105	88,257
National CineMedia Inc.	6,156	90,678
New Media Investment Group Inc.	4,196	67,094
New York Times Co. (The) Class A	13,491	179,430
News Corp. Class A	40,133	459,924
News Corp. Class B	12,857	151,713
Radio One Inc. Class Db	158	458
Reading International Inc. Class Ab	1,141	18,941
Regal Entertainment Group Class A	6,102	125,701
Saga Communications Inc. Class A	541	27,212
Salem Media Group Inc. Class A	1,114	6,962
Scholastic Corp.	2,999	142,422
TEGNA Inc.	22,740	486,409
Time Inc.	11,209	200,081
Time Warner Inc.	28,375	2,739,039
Townsquare Media Inc. Class Ab	1,412	14,699

Security	Shares	Value
Tribune Media Co.	7,569	$264,764
tronc Inc.	1,501	20,819
Twenty-First Century Fox Inc. Class A	25,738	721,693
Twenty-First Century Fox Inc. Class B	11,505	313,511
Viacom Inc. Class A	88	3,388
Viacom Inc. Class B NVS	4,219	148,087

		11,971,628
METALS & MINING — 0.87%
AK Steel Holding Corp.[b]	32,315	329,936
Alcoa Corp.	15,448	433,780
Allegheny Technologies Inc.	11,185	178,177
Ampco-Pittsburgh Corp.	930	15,577
Carpenter Technology Corp.	4,714	170,505
Century Aluminum Co.[b,c]	4,486	38,400
Cliffs Natural Resources Inc.[b,c]	22,799	191,740
Coeur Mining Inc.[b]	5,380	48,904
Commercial Metals Co.	11,814	257,309
Compass Minerals International Inc.	3,546	277,829
Ferroglobe PLC	6,761	73,222
Ferroglobe PLC[b]	5,097	—
Freeport-McMoRan Inc.[b]	109,429	1,443,368
Gerber Scientific Inc. Escrow[b]	1,091	11
Gold Resource Corp.[c]	1,057	4,598
Handy & Harman Ltd.[b]	156	3,986
Haynes International Inc.	1,493	64,184
Hecla Mining Co.	39,861	208,872
Kaiser Aluminum Corp.	1,144	88,877
Materion Corp.	1,995	79,002
Newmont Mining Corp.	55,757	1,899,641
Nucor Corp.	33,412	1,988,682
Olympic Steel Inc.	984	23,842
Reliance Steel & Aluminum Co.	7,390	587,801
Royal Gold Inc.	6,314	399,992
Ryerson Holding Corp.[b]	996	13,297
Schnitzer Steel Industries Inc. Class A	2,711	69,673
Southern Copper Corp.	4,805	153,472
Steel Dynamics Inc.	21,169	753,193
Stillwater Mining Co.[b]	13,083	210,767
SunCoke Energy Inc.	7,228	81,966

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Tahoe Resources Inc.	32,050	$301,911
TimkenSteel Corp.[b]	4,211	65,186
U.S. Steel Corp.	16,079	530,768

		10,988,468
MORTGAGE REAL ESTATE INVESTMENT — 0.42%
AG Mortgage Investment Trust Inc.	2,220	37,984
AGNC Investment Corp.	34,880	632,374
Altisource Residential Corp.	5,657	62,453
Annaly Capital Management Inc.	106,283	1,059,642
Anworth Mortgage Asset Corp.	7,634	39,468
Apollo Commercial Real Estate Finance Inc.	7,389	122,805
Ares Commercial Real Estate Corp.	2,708	37,181
ARMOUR Residential REIT Inc.	3,704	80,340
Capstead Mortgage Corp.	9,682	98,660
Chimera Investment Corp.	20,166	343,225
Colony Capital Inc.[c]	11,712	237,168
CYS Investments Inc.	16,065	124,182
Dynex Capital Inc.	4,200	28,644
Great Ajax Corp.	1,500	19,905
Hannon Armstrong Sustainable Infrastructure Capital Inc.	4,684	88,949
Invesco Mortgage Capital Inc.	11,508	168,017
Ladder Capital Corp.	4,210	57,761
MFA Financial Inc.	39,686	302,804
MTGE Investment Corp.	5,198	81,609
New Residential Investment Corp.	25,284	397,464
New York Mortgage Trust Inc.	10,847	71,590
Orchid Island Capital Inc.	1,577	17,079
Owens Realty Mortgage Inc.[c]	1,038	19,224
PennyMac Mortgage Investment Trust[d]	6,356	104,048
Redwood Trust Inc.	8,429	128,205
Resource Capital Corp.	3,680	30,654
Starwood Property Trust Inc.	26,287	577,000
Two Harbors Investment Corp.	37,190	324,297
Western Asset Mortgage Capital Corp.	4,244	42,737

		5,335,469

Security	Shares	Value
MULTI-UTILITIES — 1.83%
Ameren Corp.	25,641	$1,345,127
Avista Corp.	6,695	267,733
Black Hills Corp.	5,321	326,390
CenterPoint Energy Inc.	45,534	1,121,958
CMS Energy Corp.	29,218	1,216,053
Consolidated Edison Inc.	31,993	2,357,244
Dominion Resources Inc./VA	60,693	4,648,477
DTE Energy Co.	18,802	1,852,185
MDU Resources Group Inc.	20,621	593,266
NiSource Inc.	34,048	753,823
NorthWestern Corp.	5,062	287,876
Public Service Enterprise Group Inc.	53,144	2,331,959
SCANA Corp.	13,620	998,074
Sempra Energy	26,232	2,639,989
Unitil Corp.	1,521	68,962
Vectren Corp.	8,742	455,895
WEC Energy Group Inc.	33,156	1,944,599

		23,209,610
MULTILINE RETAIL — 0.52%
Dillard’s Inc. Class A	1,979	124,063
Fred’s Inc. Class A	3,193	59,262
JC Penney Co. Inc.[b,c]	32,670	271,488
Kohl’s Corp.	19,525	964,144
Macy’s Inc.	32,511	1,164,219
Sears Holdings Corp.[b,c]	1,085	10,080
Target Corp.	55,361	3,998,725
Tuesday Morning Corp.[b]	4,115	22,221

		6,614,202
OIL, GAS & CONSUMABLE FUELS — 10.66%
Abraxas Petroleum Corp.[b]	8,353	21,467
Adams Resources & Energy Inc.	148	5,868
Alon USA Energy Inc.	3,163	35,995
Anadarko Petroleum Corp.	58,763	4,097,544
Antero Resources Corp.[b]	18,749	443,414
Apache Corp.	12,315	781,633
Ardmore Shipping Corp.[c]	3,761	27,831
Bill Barrett Corp.[b]	5,587	39,053
Cabot Oil & Gas Corp.	14,277	333,511
California Resources Corp.[b,c]	3,294	70,129
Cheniere Energy Inc.[b,c]	21,133	875,540

133

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Chesapeake Energy Corp.[b]	58,278	$409,112
Chevron Corp.	197,818	23,283,179
Cimarex Energy Co.	8,306	1,128,785
Clayton Williams Energy Inc.[b,c]	646	77,042
Clean Energy Fuels Corp.[b]	10,883	31,125
Cobalt International Energy Inc.[b,c]	45,843	55,928
Concho Resources Inc.[b]	14,789	1,961,021
ConocoPhillips	130,402	6,538,356
CONSOL Energy Inc.	24,212	441,385
Contango Oil & Gas Co.[b]	1,954	18,250
Continental Resources Inc./OKb,c	5,065	261,050
CVR Energy Inc.	1,948	49,460
Delek U.S. Holdings Inc.	6,689	161,004
Denbury Resources Inc.[b]	36,279	133,507
Devon Energy Corp.	50,003	2,283,637
DHT Holdings Inc.	10,334	42,783
Diamondback Energy Inc.[b]	6,167	623,237
Dorian LPG Ltd.[b]	2,237	18,366
Earthstone Energy Inc.[b]	91	1,250
Eclipse Resources Corp.[b]	8,125	21,694
Energen Corp.	10,172	586,619
EOG Resources Inc.	51,324	5,188,856
EP Energy Corp. Class Ab,c	3,662	23,986
EQT Corp.	18,172	1,188,449
Erin Energy Corp.[b,c]	1,165	3,553
EXCO Resources Inc.[b]	12,237	10,692
Extraction Oil & Gas Inc.[b]	3,274	65,611
Exxon Mobil Corp.	438,816	39,607,532
Frontline Ltd./Bermuda[c]	6,839	48,625
GasLog Ltd.	4,216	67,878
Gener8 Maritime Inc.[b]	3,605	16,150
Golar LNG Ltd.	10,011	229,652
Green Plains Inc.	3,700	103,045
Gulfport Energy Corp.[b]	13,450	291,058
Hess Corp.	29,538	1,839,922
HollyFrontier Corp.	16,915	554,135
International Seaways Inc.[b]	2,096	29,428
Jones Energy Inc. Class Ab,c	6,069	30,345
Kinder Morgan Inc./DE	202,274	4,189,095
Kosmos Energy Ltd.[b,c]	15,597	109,335
Laredo Petroleum Inc.[b]	15,038	212,637
Marathon Oil Corp.	89,306	1,545,887
Marathon Petroleum Corp.	55,249	2,781,787

Security	Shares	Value
Murphy Oil Corp.	17,048	$530,704
Navios Maritime Acquisition Corp.	8,941	15,200
Newfield Exploration Co.[b]	15,466	626,373
Noble Energy Inc.	44,858	1,707,296
Nordic American Tankers Ltd.[c]	10,478	88,015
Northern Oil and Gas Inc.[b,c]	4,478	12,315
Oasis Petroleum Inc.[b]	24,289	367,735
Occidental Petroleum Corp.	80,191	5,712,005
Overseas Shipholding Group Inc. Series A	3,025	11,586
Pacific Ethanol Inc.[b]	2,594	24,643
Panhandle Oil and Gas Inc. Class A	669	15,755
Par Pacific Holdings Inc.[b,c]	1,816	26,405
Parsley Energy Inc. Class Ab	15,506	546,431
PBF Energy Inc.	10,440	291,067
PDC Energy Inc.[b]	5,780	419,512
PetroCorp Inc. Escrow[b]	190	—
Phillips 66	47,400	4,095,834
Pioneer Natural Resources Co.	17,088	3,077,036
QEP Resources Inc.	24,922	458,814
Range Resources Corp.	21,532	739,840
Renewable Energy Group Inc.[b,c]	3,493	33,882
REX American Resources Corp.[b]	583	57,571
Rice Energy Inc.[b,c]	8,918	190,399
Ring Energy Inc.[b]	4,492	58,351
RSP Permian Inc.[b]	10,261	457,846
Sanchez Energy Corp.[b]	3,861	34,865
Scorpio Tankers Inc.	18,162	82,274
SemGroup Corp. Class A	6,845	285,779
Ship Finance International Ltd.	6,698	99,465
SM Energy Co.	10,142	349,696
Spectra Energy Corp.	62,198	2,555,716
Synergy Resources Corp.[b]	17,128	152,611
Targa Resources Corp.	17,385	974,777
Teekay Corp.	4,801	38,552
Teekay Tankers Ltd. Class A	13,769	31,118
Tesoro Corp.	12,552	1,097,672
Valero Energy Corp.	49,377	3,373,437
W&T Offshore Inc.[b]	2,619	7,255
Western Refining Inc.	8,355	316,237
Westmoreland Coal Co.[b]	1,622	28,661

134

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Whiting Petroleum Corp.[b]	21,780	$261,796
Williams Companies Inc. (The)	60,479	1,883,316
World Fuel Services Corp.	7,413	340,331
WPX Energy Inc.[b]	34,733	506,060

		134,980,666
PAPER & FOREST PRODUCTS — 0.05%
Boise Cascade Co.[b]	552	12,420
Domtar Corp.	5,856	228,560
KapStone Paper and Packaging Corp.	8,337	183,831
Louisiana-Pacific Corp.[b]	1,119	21,182
PH Glatfelter Co.	4,774	114,051
Schweitzer-Mauduit International Inc.	2,560	116,557

		676,601
PERSONAL PRODUCTS — 0.14%
Avon Products Inc.	35,987	181,375
Coty Inc. Class A	45,507	833,233
Edgewell Personal Care Co.[b]	6,173	450,567
elf Beauty Inc.[b]	576	16,669
Inter Parfums Inc.	986	32,292
Nature’s Sunshine Products Inc.	1,194	17,910
Nu Skin Enterprises Inc. Class A	4,103	196,041
Nutraceutical International Corp.	1,060	37,047
Revlon Inc. Class Ab	870	25,361
Synutra International Inc.[b,c]	2,421	12,952

		1,803,447
PHARMACEUTICALS — 5.56%
Allergan PLC[b]	14,362	3,016,164
Aratana Therapeutics Inc.[b]	349	2,506
Clearside Biomedical Inc.[b]	123	1,100
Egalet Corp.[b,c]	1,675	12,814
Endo International PLC[b]	21,774	358,618
Endocyte Inc.[b]	3,148	8,027
Flex Pharma Inc.[b]	115	607
Innoviva Inc.[b,c]	1,121	11,995
Johnson & Johnson	239,121	27,549,130
Lannett Co. Inc.[b,c]	2,941	64,849
Mallinckrodt PLC[b,c]	11,492	572,531
Medicines Co. (The)[b]	574	19,482
Merck & Co. Inc.	291,525	17,162,077
Mylan NVb	32,980	1,258,187
Neos Therapeutics Inc.[b,c]	40	234

Security	Shares	Value
Novan Inc.[b,c]	89	$2,405
Omeros Corp.[b,c]	1,476	14,642
Perrigo Co. PLC	14,485	1,205,586
Pfizer Inc.	588,064	19,100,319
Phibro Animal Health Corp. Series A	90	2,637
Tetraphase Pharmaceuticals Inc.[b]	3,724	15,008
TherapeuticsMD Inc.[b,c]	1,008	5,816
Titan Pharmaceuticals Inc.[b]	81	324
WaVe Life Sciences Ltd.[b]	102	2,667
Zogenix Inc.[b,c]	2,576	31,298

		70,419,023
PROFESSIONAL SERVICES — 0.19%
Acacia Research Corp.	3,626	23,569
CBIZ Inc.[b]	5,553	76,076
Cogint Inc.[b,c]	1,561	5,385
CRA International Inc.	909	33,269
Dun & Bradstreet Corp. (The)	2,354	285,587
Franklin Covey Co.[b]	11	222
FTI Consulting Inc.[b]	3,955	178,291
Heidrick & Struggles International Inc.	2,037	49,194
Hill International Inc.[b]	3,083	13,411
Huron Consulting Group Inc.[b]	2,069	104,795
ICF International Inc.[b]	1,962	108,302
Kelly Services Inc. Class A	2,980	68,302
Korn/Ferry International	2,679	78,843
ManpowerGroup Inc.	7,095	630,533
Navigant Consulting Inc.[b]	5,228	136,869
Nielsen Holdings PLC	8,231	345,291
Resources Connection Inc.	4,028	77,539
RPX Corp.[b]	5,227	56,452
TrueBlue Inc.[b]	4,105	101,188

		2,373,118
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.15%
Alexander & Baldwin Inc.	2,208	99,073
AV Homes Inc.[b,c]	661	10,444
Consolidated-Tomoka Land Co.	31	1,656
Forestar Group Inc.[b]	3,785	50,340
FRP Holdings Inc.[b]	650	24,505
Griffin Industrial Realty Inc.	50	1,587

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Howard Hughes Corp. (The)[b]	3,789	$432,325
Jones Lang LaSalle Inc.	4,740	478,930
Kennedy-Wilson Holdings Inc.	4,247	87,063
RE/MAX Holdings Inc. Class A	1,989	111,384
Realogy Holdings Corp.	15,482	398,352
St. Joe Co. (The)[b,c]	4,711	89,509
Stratus Properties Inc.[b]	608	19,912
Tejon Ranch Co.[b]	1,412	35,907
Trinity Place Holdings Inc.[b]	1,708	15,833

		1,856,820
ROAD & RAIL — 1.38%
AMERCO	228	84,267
ArcBest Corp.	2,505	69,263
Celadon Group Inc.	2,487	17,782
Covenant Transportation Group Inc. Class Ab	1,029	19,901
CSX Corp.	100,331	3,604,893
Genesee & Wyoming Inc. Class Ab	5,895	409,172
Hertz Global Holdings Inc.[b,c]	5,436	117,200
Kansas City Southern	11,384	965,932
Knight Transportation Inc.	496	16,393
Marten Transport Ltd.	2,661	62,001
Norfolk Southern Corp.	31,036	3,354,061
Old Dominion Freight Line Inc.[b]	2,642	226,657
PAM Transportation Services Inc.[b]	171	4,443
Roadrunner Transportation Systems Inc.[b]	3,505	36,417
Ryder System Inc.	5,664	421,628
Saia Inc.[b]	2,604	114,967
Union Pacific Corp.	74,802	7,755,471
Universal Logistics Holdings Inc.	367	6,000
USA Truck Inc.[b]	938	8,170
Werner Enterprises Inc.	4,520	121,814
YRC Worldwide Inc.[b,c]	3,115	41,367

		17,457,799
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.04%
Advanced Energy Industries Inc.[b]	146	7,994
Advanced Micro Devices Inc.[b]	40,749	462,094
Alpha & Omega Semiconductor Ltd.[b]	2,047	43,540

Security	Shares	Value
Ambarella Inc.[b,c]	2,009	$108,747
Amkor Technology Inc.[b]	9,456	99,761
Analog Devices Inc.	32,178	2,336,766
Applied Materials Inc.	33,000	1,064,910
Axcelis Technologies Inc.[b]	2,943	42,821
Brooks Automation Inc.	7,212	123,109
Cabot Microelectronics Corp.	2,192	138,469
Cavium Inc.[b]	923	57,632
Cohu Inc.	2,599	36,126
Cree Inc.[b,c]	6,627	174,887
Cypress Semiconductor Corp.	32,519	372,017
Diodes Inc.[b]	4,249	109,072
DSP Group Inc.[b]	2,168	28,292
Entegris Inc.[b]	5,313	95,103
Exar Corp.[b]	3,685	39,724
First Solar Inc.[b,c]	7,844	251,714
FormFactor Inc.[b]	3,117	34,910
GigPeak Inc.[b]	4,284	10,796
Impinj Inc.[b,c]	162	5,725
Intel Corp.	452,557	16,414,242
Intersil Corp. Class A	14,355	320,117
IXYS Corp.	2,687	31,975
Kopin Corp.[b]	7,321	20,792
Lam Research Corp.	3,440	363,711
Linear Technology Corp.	13,284	828,257
Marvell Technology Group Ltd.	42,148	584,593
Micron Technology Inc.[b]	108,682	2,382,309
MKS Instruments Inc.	5,209	309,415
Nanometrics Inc.[b]	490	12,279
NeoPhotonics Corp.[b]	2,703	29,219
NVE Corp.	383	27,358
ON Semiconductor Corp.[b,c]	38,630	492,919
PDF Solutions Inc.[b]	147	3,315
Photronics Inc.[b]	6,701	75,721
Qorvo Inc.[b]	12,025	634,078
QUALCOMM Inc.	122,560	7,990,912
Rambus Inc.[b]	8,370	115,255
Rudolph Technologies Inc.[b]	3,229	75,397
Sigma Designs Inc.[b]	3,254	19,524
Skyworks Solutions Inc.	1,603	119,680
SunPower Corp.[b,c]	6,230	41,180
Teradyne Inc.	21,167	537,642
Tessera Holding Corp.	1,953	86,323

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Ultra Clean Holdings Inc.[b]	4,173	$40,478
Ultratech Inc.[b]	2,064	49,495
Veeco Instruments Inc.[b]	4,074	118,757
Versum Materials Inc.[b]	1,385	38,877
Xcerra Corp.[b]	5,310	40,568
Xilinx Inc.	18,181	1,097,587

		38,546,184
SOFTWARE — 1.46%
ANSYS Inc.[b]	6,905	638,643
Autodesk Inc.[b]	4,060	300,481
Blackline Inc.[b]	496	13,705
Bottomline Technologies de Inc.[b,c]	646	16,163
CA Inc.	30,877	980,962
Dell Technologies Inc. Class V Class Vb	20,335	1,117,815
Digimarc Corp.[b]	45	1,350
EnerNOC Inc.[b]	426	2,556
Everbridge Inc.[b]	211	3,893
FireEye Inc.[b,c]	12,041	143,288
Glu Mobile Inc.[b,c]	11,001	21,342
Mentor Graphics Corp.	11,380	419,808
MicroStrategy Inc. Class Ab	479	94,555
Nuance Communications Inc.[b]	5,674	84,543
Oracle Corp.	280,697	10,792,800
Park City Group Inc.[b]	67	851
Progress Software Corp.	4,522	144,387
PTC Inc.[b]	6,650	307,696
QAD Inc. Class A	969	29,458
Rosetta Stone Inc.[b]	475	4,232
Rubicon Project Inc. (The)[b]	2,413	17,904
SecureWorks Corp. Class Ab	453	4,797
Silver Spring Networks Inc.[b]	159	2,116
SS&C Technologies Holdings Inc.	1,397	39,954
Symantec Corp.	55,614	1,328,618
Synopsys Inc.[b]	14,332	843,582
Tangoe Inc.[b]	2,936	23,136
Telenav Inc.[b]	4,308	30,371
TiVo Corp.[b]	8,350	174,515
VASCO Data Security International Inc.[b]	365	4,982
Verint Systems Inc.[b]	6,641	234,095

Security	Shares	Value
VMware Inc. Class Ab,c	5,812	$457,579
Zynga Inc. Class Ab	77,453	199,054

		18,479,231
SPECIALTY RETAIL — 0.79%
Aaron’s Inc.	7,087	226,713
Abercrombie & Fitch Co. Class A	7,106	85,272
America’s Car-Mart Inc./TXb	968	42,350
American Eagle Outfitters Inc.[c]	1,502	22,785
Ascena Retail Group Inc.[b]	11,892	73,612
At Home Group Inc.[b]	529	7,739
AutoNation Inc.[b]	4,108	199,854
Barnes & Noble Education Inc.[b]	4,522	51,867
Barnes & Noble Inc.	6,590	73,479
Bed Bath & Beyond Inc.	13,891	564,530
Best Buy Co. Inc.	29,262	1,248,610
Big 5 Sporting Goods Corp.	2,021	35,064
Boot Barn Holdings Inc.[b,c]	1,431	17,916
Buckle Inc. (The)	2,000	45,600
Build-A-Bear Workshop Inc.[b,c]	1,099	15,111
Burlington Stores Inc.[b]	3,191	270,437
Cabela’s Inc.[b]	4,651	272,316
Caleres Inc.	4,548	149,265
Camping World Holdings Inc. Class A	111	3,618
Cato Corp. (The) Class A	2,167	65,183
Chico’s FAS Inc.	1,421	20,448
Citi Trends Inc.	1,619	30,502
Conn’s Inc.[b]	2,663	33,687
Container Store Group Inc. (The)[b]	1,122	7,125
CST Brands Inc.	7,899	380,337
Destination XL Group Inc.[b]	2,237	9,507
Dick’s Sporting Goods Inc.	2,013	106,890
DSW Inc. Class A	7,077	160,294
Express Inc.[b]	7,389	79,506
Finish Line Inc. (The) Class A	2,887	54,305
Foot Locker Inc.	1,461	103,570
GameStop Corp. Class A	10,729	271,015
Gap Inc. (The)	21,691	486,746
Genesco Inc.[b]	1,935	120,164
Group 1 Automotive Inc.	1,741	135,694
Guess? Inc.	6,267	75,831
Haverty Furniture Companies Inc.	2,019	47,850

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Hibbett Sports Inc.[b,c]	499	$18,613
Kirkland’s Inc.[b]	894	13,866
L Brands Inc.	20,789	1,368,748
Lumber Liquidators Holdings Inc.[b,c]	2,589	40,751
MarineMax Inc.[b]	1,515	29,315
Michaels Companies Inc. (The)[b]	2,190	44,786
Murphy USA Inc.[b,c]	1,526	93,803
Office Depot Inc.	58,731	265,464
Party City Holdco Inc.[b,c]	1,556	22,095
Penske Automotive Group Inc.	4,168	216,069
Pier 1 Imports Inc.	7,118	60,788
Rent-A-Center Inc./TX	5,332	59,985
RHb	4,048	124,274
Sears Hometown and Outlet Stores Inc.[b,c]	1,128	5,302
Shoe Carnival Inc.	1,530	41,279
Signet Jewelers Ltd.	655	61,740
Sonic Automotive Inc. Class A	3,269	74,860
Sportsman’s Warehouse Holdings Inc.[b,c]	877	8,235
Stage Stores Inc.	3,182	13,905
Staples Inc.	68,204	617,246
Tailored Brands Inc.	3,559	90,932
Tiffany & Co.	11,505	890,832
Tilly’s Inc. Class Ab	1,615	21,302
Urban Outfitters Inc.[b]	2,063	58,754
Vitamin Shoppe Inc.[b,c]	2,236	53,105
West Marine Inc.[b]	1,615	16,909
Zumiez Inc.[b]	2,072	45,273

		9,953,023
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.25%
Apple Inc.	48,450	5,611,479
Avid Technology Inc.[b,c]	978	4,303
CPI Card Group Inc.[c]	446	1,851
Diebold Nixdorf Inc.	4,693	118,029
Eastman Kodak Co.[b]	351	5,441
Hewlett Packard Enterprise Co.	181,533	4,200,674
HP Inc.	181,685	2,696,205
Immersion Corp.[b]	2,026	21,536
NetApp Inc.	30,519	1,076,405
Stratasys Ltd.[b,c]	2,657	43,947

Security	Shares	Value
Super Micro Computer Inc.[b,c]	3,137	$87,993
USA Technologies Inc.[b,c]	471	2,025
Western Digital Corp.	29,605	2,011,660

		15,881,548
TEXTILES, APPAREL & LUXURY GOODS — 0.22%
Coach Inc.	23,908	837,258
Deckers Outdoor Corp.[b]	3,078	170,490
Delta Apparel Inc.[b]	672	13,931
Fossil Group Inc.[b,c]	4,566	118,077
G-III Apparel Group Ltd.[b]	939	27,757
Iconix Brand Group Inc.[b]	4,711	44,001
Movado Group Inc.	1,541	44,304
Perry Ellis International Inc.[b]	1,205	30,017
PVH Corp.	8,428	760,543
Ralph Lauren Corp.	5,589	504,798
Sequential Brands Group Inc.[b]	3,613	16,909
Unifi Inc.[b]	1,530	49,924
Vera Bradley Inc.[b]	596	6,985
Vince Holding Corp.[b,c]	2,025	8,201
Wolverine World Wide Inc.	8,411	184,621

		2,817,816
THRIFTS & MORTGAGE FINANCE — 0.41%
Astoria Financial Corp.	9,682	180,569
Bank Mutual Corp.	5,163	48,790
BankFinancial Corp.	2,177	32,263
Bear State Financial Inc.	2,444	24,807
Beneficial Bancorp. Inc.	7,146	131,486
BofI Holding Inc.[b,c]	411	11,734
BSB Bancorp. Inc./MAb	1,088	31,498
Capitol Federal Financial Inc.	13,287	218,704
Charter Financial Corp./MD	1,520	25,338
Clifton Bancorp. Inc.	2,049	34,669
Dime Community Bancshares Inc.	3,163	63,576
ESSA Bancorp. Inc.	902	14,180
EverBank Financial Corp.	10,920	212,394
Federal Agricultural Mortgage Corp. Class C	859	49,195
First Defiance Financial Corp.	1,072	54,393
Flagstar Bancorp. Inc.[b]	2,177	58,648
Greene County Bancorp. Inc.	354	8,107
Hingham Institution for Savings	72	14,168

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Home Bancorp. Inc.	518	$20,000
HomeStreet Inc.[b]	2,606	82,350
IMPAC Mortgage Holdings Inc.[b]	995	13,950
Kearny Financial Corp./MD	9,202	143,091
Lake Sunapee Bank Group	879	20,736
Meridian Bancorp. Inc.	4,556	86,108
Meta Financial Group Inc.	947	97,446
MGIC Investment Corp.[b]	35,248	359,177
Nationstar Mortgage Holdings Inc.[b,c]	1,922	34,711
New York Community Bancorp. Inc.	49,608	789,263
NMI Holdings Inc. Class Ab	5,608	59,725
Northfield Bancorp. Inc.	3,707	74,029
Northwest Bancshares Inc.	10,486	189,063
OceanFirst Financial Corp.	2,937	88,198
Ocwen Financial Corp.[b,c]	10,670	57,511
Oritani Financial Corp.	4,301	80,644
PennyMac Financial Services Inc. Class Ab,d	726	12,088
PHH Corp.[b]	6,021	91,278
Provident Bancorp. Inc.[b]	445	7,966
Provident Financial Holdings Inc.	635	12,840
Provident Financial Services Inc.	6,628	187,572
Radian Group Inc.	22,859	411,005
SI Financial Group Inc.	1,119	17,233
Southern Missouri Bancorp. Inc.	581	20,556
Territorial Bancorp. Inc.	638	20,952
TFS Financial Corp.	6,035	114,906
TrustCo Bank Corp. NY	10,223	89,451
United Community Financial Corp./OH	4,807	42,975
United Financial Bancorp. Inc.	5,064	91,962
Walker & Dunlop Inc.[b,c]	3,083	96,190
Walter Investment Management Corp.[b]	2,783	13,219
Washington Federal Inc.	9,392	322,615
Waterstone Financial Inc.	2,923	53,783
Western New England Bancorp Inc.	1,517	14,184
WSFS Financial Corp.	3,147	145,864

		5,177,160

Security	Shares	Value
TOBACCO — 1.22%
Alliance One International Inc.[b]	914	$17,549
Philip Morris International Inc.	145,599	13,320,853
Reynolds American Inc.	33,486	1,876,555
Turning Point Brands Inc.[b]	355	4,349
Universal Corp./VA	2,234	142,417
Vector Group Ltd.	5,496	124,979

		15,486,702
TRADING COMPANIES & DISTRIBUTORS — 0.19%
Air Lease Corp.	5,095	174,911
Aircastle Ltd.	5,016	104,584
Applied Industrial Technologies Inc.	2,114	125,572
BMC Stock Holdings Inc.[b]	913	17,803
CAI International Inc.[b]	2,043	17,713
DXP Enterprises Inc./TXb,c	1,587	55,132
GATX Corp.[c]	4,351	267,934
Herc Holdings Inc.[b,c]	1,896	76,143
Kaman Corp.	2,504	122,521
Lawson Products Inc./DEb	117	2,785
MRC Global Inc.[b]	9,753	197,596
MSC Industrial Direct Co. Inc. Class A	2,712	250,562
Neff Corp.[b]	905	12,760
NOW Inc.[b]	10,985	224,863
Rush Enterprises Inc. Class Ab,c	2,937	93,690
Rush Enterprises Inc. Class Bb	634	19,571
Textainer Group Holdings Ltd.	2,617	19,497
Titan Machinery Inc.[b]	1,945	28,339
Triton International Ltd.	3,486	55,079
United Rentals Inc.[b]	1,407	148,551
Veritiv Corp.[b]	689	37,034
WESCO International Inc.[b]	5,109	340,004
Willis Lease Finance Corp.[b]	465	11,895

		2,404,539
TRANSPORTATION INFRASTRUCTURE — 0.05%
Macquarie Infrastructure Corp.	7,858	641,999

		641,999
WATER UTILITIES — 0.18%
American States Water Co.	1,374	62,599
American Water Works Co. Inc.	18,742	1,356,171

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Security	Shares	Value
Aqua America Inc.	18,919	$568,327
AquaVenture Holdings Ltd.[b]	534	13,099
Artesian Resources Corp. Class A	948	30,279
California Water Service Group	2,044	69,292
Connecticut Water Service Inc.	920	51,382
Consolidated Water Co. Ltd.	1,172	12,716
Middlesex Water Co.	171	7,343
SJW Corp.	1,695	94,886
York Water Co. (The)	108	4,126

		2,270,220
WIRELESS TELECOMMUNICATION SERVICES — 0.14%
Boingo Wireless Inc.[b]	1,648	20,089
Leap Wireless International Inc.[e]	2,472	7,849
NII Holdings Inc.[b]	5,590	12,019
Spok Holdings Inc.	2,103	43,637
Sprint Corp.[b]	79,507	669,449
T-Mobile U.S. Inc.[b]	11,438	657,799
Telephone & Data Systems Inc.	9,974	287,949
U.S. Cellular Corp.[b]	1,494	65,318

		1,764,109

TOTAL COMMON STOCKS (Cost: $1,201,665,357)		1,262,125,879

SHORT-TERM INVESTMENTS — 1.36%

MONEY MARKET FUNDS — 1.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[f,g,h]	15,046,373	15,049,383
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[f,g]	2,239,315	2,239,315

		17,288,698

TOTAL SHORT-TERM INVESTMENTS (Cost: $17,286,574)		17,288,698

TOTAL INVESTMENTS IN SECURITIES — 101.01% (Cost: $1,218,951,931)[i]		1,279,414,577

Other Assets, Less Liabilities — (1.01)%		(12,842,816)

NET ASSETS — 100.00%		$1,266,571,761

NVS — Non-Voting Shares

[a]	The Fund changed its name from the iShares Core Russell U.S. Value ETF to the iShares Core S&P U.S. Value ETF effective January 23, 2017, in conjunction with a change in its underlying index. The portfolio as of December 31, 2016 represents the holdings of the iShares Core Russell U.S. Value ETF.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated issuer. See Schedule 1.
[e]	Illiquid and non-transferable security.
[f]	Affiliated money market fund.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral.
[i]	The cost of investments for federal income tax purposes was $1,240,824,818. Net unrealized appreciation was $38,589,759, of which $102,439,692 represented gross unrealized appreciation on securities and $63,849,933 represented gross unrealized depreciation on securities.

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE S&P U.S. VALUE ETF(a)

December 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	5,782	7,997	(646)	13,133	$4,997,632	$59,064	$30,678
PennyMac Financial Services Inc. Class A	726	—	—	726	12,088	—	—
PennyMac Mortgage Investment Trust	2,669	3,981	(294)	6,356	104,048	9,030	(67)
PNC Financial Services Group Inc. (The)	34,932	21,460	(3,874)	52,518	6,142,505	58,808	(1,785)

					$11,256,273	$126,902	$28,826

Schedule 2 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	26	Mar. 2017	Chicago Mercantile	$2,913,721	$2,907,060	$(6,661)
S&P MidCap 400 E-Mini	9	Mar. 2017	Chicago Mercantile	1,505,042	1,493,190	(11,852)

				Net unrealized depreciation		$(18,513)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2		Level 3	Total
Investments:
Assets:
Common stocks	$1,262,118,019	$0	[a]	$7,860	$1,262,125,879
Money market funds	17,288,698	—		—	17,288,698

Total	$1,279,406,717	$0	[a]	$7,860	$1,279,414,577

Derivative financial instruments[b]:
Liabilities:
Futures contracts	$(18,513)	$—		$—	$(18,513)

Total	$(18,513)	$—		$—	$(18,513)

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

141

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

December 31, 2016

Security	Shares	Value
INVESTMENT COMPANIES — 99.85%

EXCHANGE-TRADED FUNDS — 99.85%
iShares JPX-Nikkei 400 ETF[a]	47,790	$2,533,826

		2,533,826

TOTAL INVESTMENT COMPANIES (Cost: $2,566,259)		2,533,826

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[b,c]	1,678	1,678

		1,678

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,678)		1,678

Value

TOTAL INVESTMENTS IN SECURITIES — 99.91% (Cost: $2,567,937)[d]	$2,535,504
Other Assets, Less Liabilities — 0.09%	2,161

NET ASSETS — 100.00%	$2,537,665

[a]	Affiliated issuer. See Schedule 1.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $2,577,264. Net unrealized depreciation was $41,760, of which $ — represented gross unrealized appreciation on securities and $41,760 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
iShares JPX-Nikkei 400 ETF	69,407	31,305	(52,922)	47,790	$2,533,826	$50,258	$154

Schedule 2 — Forward Currency Contracts

Forward currency contracts outstanding as of December 31, 2016 were as follows:

Currency purchased		Currency sold		Counterparty	Settlement date	Unrealized appreciation (depreciation)
JPY	3,880,000	USD	33,067	BNP	01/05/2017	$131
USD	4,951,080	JPY	568,576,000	BNP	01/05/2017	86,259
USD	2,570,808	JPY	299,736,000	BNP	02/03/2017	1,983

						88,373

JPY	568,576,000	USD	4,872,323	BNP	01/05/2017	(7,502)
USD	33,003	JPY	3,880,000	BNP	01/05/2017	(195)
JPY	6,501,000	USD	55,733	BNP	02/03/2017	(18)

						(7,715)

Net unrealized appreciation						$80,658

142

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED JPX-NIKKEI 400 ETF

December 31, 2016

Counterparties:

BNP — BNP Paribas SA

Currency Abbreviations:

JPY — Japanese Yen

USD — United States Dollar

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Investment companies	$2,533,826	$—	$—	$2,533,826
Money market funds	1,678	—	—	1,678

Total	$2,535,504	$—	$—	$2,535,504

Derivative financial instruments[a]:
Assets:
Forward currency contracts	$—	$88,373	$—	$88,373
Liabilities:
Forward currency contracts	—	(7,715)	—	(7,715)

Total	$—	$80,658	$—	$80,658

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

143

Schedule of Investments (Unaudited)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.96%

BRAZIL — 20.56%
CCR SA	567,000	$2,780,385
CPFL Energia SA ADR	93,069	1,433,263
Ultrapar Participacoes SA ADR	214,710	4,453,085

		8,666,733
CHILE — 2.37%
Enersis SA ADR	121,440	997,023

		997,023
CHINA — 37.95%
Beijing Capital International Airport Co. Ltd. Class H	960,000	970,754
Beijing Enterprises Water Group Ltd.[a]	1,500,000	998,304
CGN Power Co. Ltd. Class Hb	3,210,000	881,874
China Gas Holdings Ltd.[a]	720,000	976,945
China Longyuan Power Group Corp. Ltd. Class H	990,000	773,802
China Merchants Port Holdings Co. Ltd.	480,000	1,191,155
China Oilfield Services Ltd. Class H	840,000	780,070
China Resources Gas Group Ltd.	240,000	674,822
China Resources Power Holdings Co. Ltd.	540,000	858,077
COSCO SHIPPING Ports Ltd.	1,080,000	1,085,133
Guangdong Investment Ltd.	840,000	1,109,433
Huaneng Power International Inc. Class H ADR	34,020	885,881
Jiangsu Expressway Co. Ltd. Class H	780,000	985,922
Kunlun Energy Co. Ltd.[a]	1,800,000	1,346,549
Shenzhen Expressway Co. Ltd. Class H	480,000	410,465
Shenzhen International Holdings Ltd.	600,499	875,210
Sinopec Kantons Holdings Ltd.[a]	600,000	273,953
Zhejiang Expressway Co. Ltd. Class H	960,000	916,273

		15,994,622
MALAYSIA — 7.70%
Sapurakencana Petroleum Bhd[c]	1,653,000	596,937
Tenaga Nasional Bhd	855,000	2,649,242

		3,246,179

Security	Shares	Value
MEXICO — 11.13%
Grupo Aeroportuario del Centro Norte Sab de CV ADR	23,160	$799,946
Grupo Aeroportuario del Pacifico SAB de CV ADR	24,300	2,005,236
Grupo Aeroportuario del Sureste SAB de CV Series B	13,110	1,886,398

		4,691,580
RUSSIA — 4.75%
Novatek OJSC GDR[d]	6,290	816,442
RusHydro PJSC	600,700	874,019
TMK PJSC GDR[d]	60,840	310,284

		2,000,745
SOUTH KOREA — 7.14%
Korea Electric Power Corp. ADR[c]	162,887	3,010,152

		3,010,152

THAILAND — 7.36%
Airports of Thailand PCL NVDR[a]	279,000	3,100,822

		3,100,822

TOTAL COMMON STOCKS (Cost: $39,285,595)		41,707,856

SHORT-TERM INVESTMENTS — 5.68%

MONEY MARKET FUNDS — 5.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[e,f,g]	2,383,229	2,383,706
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[e,f]	10,615	10,615

		2,394,321

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,393,978)		2,394,321

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® EMERGING MARKETS INFRASTRUCTURE ETF

December 31, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 104.64% (Cost: $41,679,573)[h]	$44,102,177
Other Assets, Less Liabilities — (4.64)%	(1,953,745)

NET ASSETS — 100.00%	$42,148,432

ADR — American Depositary Receipts

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $42,187,411. Net unrealized appreciation was $1,914,766, of which $7,213,704 represented gross unrealized appreciation on securities and $5,298,938 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$41,707,856	$—	$—	$41,707,856
Money market funds	2,394,321	—	—	2,394,321

Total	$44,102,177	$-—	$—	$44,102,177

145

Schedule of Investments (Unaudited)

iSHARES® EUROPE ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.63%

AUSTRIA — 0.24%
Erste Group Bank AG	92,152	$2,704,515
OMV AG	42,489	1,504,001
Voestalpine AG	33,204	1,305,967

		5,514,483
BELGIUM — 2.10%
Ageas	62,649	2,485,232
Anheuser-Busch InBev SA/NV	262,821	27,873,510
Colruyt SA	19,283	956,023
Groupe Bruxelles Lambert SA	24,345	2,047,041
KBC Group NV	102,466	6,358,112
Proximus SADP	43,752	1,262,593
Solvay SA	22,783	2,675,782
UCB SA	38,940	2,501,693
Umicore SA	28,775	1,643,476

		47,803,462
DENMARK — 2.59%
AP Moller - Maersk A/S Class A	1,076	1,628,603
AP Moller - Maersk A/S Class B	1,869	2,987,940
Carlsberg A/S Class B	32,302	2,792,812
Chr Hansen Holding A/S	29,754	1,650,714
Coloplast A/S Class Ba	33,958	2,294,359
Danske Bank A/S	233,108	7,082,967
DSV A/S	57,588	2,566,710
Genmab A/Sb	18,159	3,021,541
ISS A/S	56,806	1,921,052
Novo Nordisk A/S Class B	562,507	20,323,359
Novozymes A/S Class B	69,666	2,406,348
Pandora A/S	35,411	4,641,397
TDC A/Sb	245,538	1,262,947
Vestas Wind Systems A/S	67,662	4,405,509

		58,986,258
FINLAND — 1.45%
Fortum OYJ	131,894	2,026,908
Kone OYJ Class B	116,529	5,232,234
Metso OYJ	39,001	1,114,794
Nokia OYJ	1,769,609	8,563,479
Nokian Renkaat OYJ	35,021	1,308,358
Sampo OYJ Class A	149,365	6,709,745

Security	Shares	Value
Stora Enso OYJ Class R	172,301	$1,855,509
UPM-Kymmene OYJ	163,009	4,012,934
Wartsila OYJ Abp	46,634	2,099,310

		32,923,271
FRANCE — 15.74%
Accor SA	65,221	2,437,295
Air Liquide SA	117,969	13,145,797
Airbus Group SE	183,207	12,143,049
Alstom SAb	48,030	1,326,016
ArcelorMittal[b]	575,808	4,261,052
Arkema SA	22,408	2,196,622
Atos SE	28,011	2,961,846
AXA SA	591,285	14,958,433
BNP Paribas SA	341,052	21,781,323
Bouygues SA	60,336	2,166,603
Capgemini SA	49,578	4,191,235
Carrefour SA	173,763	4,195,199
Casino Guichard Perrachon SA	16,477	792,314
Christian Dior SE	15,082	3,169,617
Cie. de Saint-Gobain	158,872	7,415,821
Cie. Generale des Etablissements Michelin Class B	55,636	6,202,695
Credit Agricole SA	368,631	4,580,223
Danone SA	186,817	11,862,122
Dassault Systemes SE	41,233	3,148,278
Edenred	62,662	1,244,857
Electricite de France SA	92,390	943,300
Engie SA	489,998	6,263,923
Essilor International SA	60,962	6,902,569
Hermes International	6,774	2,786,502
Kering	22,618	5,088,556
Klepierre	62,634	2,467,131
L’Oreal SA	74,778	13,676,421
Lagardere SCA	36,591	1,018,698
Legrand SA	80,345	4,571,933
LVMH Moet Hennessy Louis Vuitton SE	83,599	15,995,134
Orange SA	700,816	10,670,145
Pernod Ricard SA	66,759	7,249,127
Peugeot SAb	141,610	2,314,382
Publicis Groupe SA	63,156	4,366,534

146

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2016

Security	Shares	Value
Renault SA	58,795	$5,240,805
Safran SA	99,037	7,147,103
Sanofi	356,917	28,949,635
Schneider Electric SE	180,143	12,561,285
SES SA	116,457	2,570,281
Societe Generale SA	228,281	11,255,232
Sodexo SA	29,294	3,374,045
STMicroelectronics NV	64,691	735,209
STMicroelectronics NV New	134,994	1,537,757
Suez	108,944	1,610,445
Technip SAa	37,122	2,655,062
Thales SA	31,295	3,041,064
Total SA	766,701	39,398,785
Unibail-Rodamco SE	30,160	7,213,203
Valeo SA	72,136	4,155,026
Veolia Environnement SA	154,302	2,632,482
Vinci SA	155,450	10,608,269
Vivendi SA	275,342	5,243,478

		358,423,918
GERMANY — 13.53%
adidas AG	63,483	10,053,848
Allianz SE Registered	138,882	22,998,268
BASF SE	279,284	26,013,900
Bayer AG Registered	251,394	26,285,094
Bayerische Motoren Werke AG	96,910	9,071,654
Beiersdorf AG	29,774	2,531,173
Brenntag AG	46,895	2,611,620
Commerzbank AG	318,309	2,432,746
Continental AG	32,689	6,333,741
Daimler AG Registered	302,302	22,549,286
Deutsche Bank AG Registered[b]	420,268	7,646,540
Deutsche Boerse AGb	60,661	4,961,179
Deutsche Lufthansa AG Registered[a]	76,786	993,748
Deutsche Post AG Registered	290,486	9,570,095
Deutsche Telekom AG Registered	980,417	16,912,620
Deutsche Wohnen AG Bearer	101,751	3,202,484
E.ON SE	609,747	4,308,975
Fresenius Medical Care AG & Co. KGaA	64,521	5,474,906

Security	Shares	Value
Fresenius SE & Co. KGaA	121,291	$9,500,206
GEA Group AG	53,735	2,166,761
HeidelbergCement AG	38,411	3,590,756
Infineon Technologies AG	342,031	5,956,101
K+S AG Registered	57,804	1,383,381
Lanxess AG	27,538	1,811,000
Linde AG	56,555	9,311,581
MAN SE	10,190	1,013,850
Merck KGaA	39,478	4,128,548
METRO AG	48,955	1,630,901
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	49,011	9,286,890
Osram Licht AG	26,407	1,387,765
ProSiebenSat.1 Media SE Registered	69,740	2,692,968
QIAGEN NVa,b	72,516	2,040,653
RWE AGb	146,464	1,825,215
SAP SE	298,808	26,099,039
Siemens AG Registered	232,614	28,656,834
Symrise AG	37,506	2,287,723
ThyssenKrupp AG	132,541	3,165,018
Volkswagen AG	9,936	1,433,139
Vonovia SE	141,942	4,626,890

		307,947,096
IRELAND — 0.94%
Bank of Ireland[b]	8,366,236	2,064,883
CRH PLC	251,395	8,738,311
Irish Bank Resolution Corp. Ltd.[b]	211,770	2
Kerry Group PLC Class A	46,407	3,323,554
Paddy Power Betfair PLC	25,671	2,748,263
Ryanair Holdings PLC ADR[b]	34,566	2,877,965
Smurfit Kappa Group PLC	71,509	1,643,869

		21,396,847
ITALY — 3.44%
Assicurazioni Generali SpA	413,599	6,159,759
Atlantia SpA	142,746	3,351,495
Banco Popolare SCa	254,554	615,381
CNH Industrial NV	301,035	2,624,275
Enel SpA	2,345,103	10,359,007

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2016

Security	Shares	Value
Eni SpA	816,557	$13,323,746
Ferrari NV	37,662	2,196,737
Fiat Chrysler Automobiles NV	276,279	2,525,027
Intesa Sanpaolo SpA	4,342,487	11,111,657
Italgas SpA[b]	145,846	575,021
Leonardo-Finmeccanica SpA[b]	122,220	1,719,680
Luxottica Group SpA	42,204	2,274,700
Mediaset SpA[a]	215,455	934,002
Mediobanca SpA	183,028	1,497,093
Prysmian SpA	62,112	1,598,508
Saipem SpA[b]	1,789,326	1,009,701
Snam SpA	729,172	3,010,234
Telecom Italia SpA/Milano[b]	3,413,799	3,013,790
Tenaris SA	142,691	2,554,041
Terna Rete Elettrica Nazionale SpA	425,431	1,952,844
UniCredit SpA	1,773,060	5,112,949
Unione di Banche Italiane SpA[a]	295,938	815,311

		78,334,958
NETHERLANDS — 4.82%
Aegon NV	423,553	2,335,570
Akzo Nobel NV	75,765	4,746,041
Altice NV Class Aa,b	104,385	2,073,184
ASML Holding NV	133,072	14,969,147
Gemalto NV	25,481	1,476,035
Heineken Holding NV	35,110	2,449,314
Heineken NV	64,986	4,884,444
ING Groep NV	1,173,413	16,547,478
Koninklijke Ahold Delhaize NV	389,598	8,230,897
Koninklijke DSM NV	55,446	3,331,116
Koninklijke KPN NV	1,300,043	3,858,614
Koninklijke Philips NV	288,350	8,819,977
NN Group NV	88,808	3,015,713
PostNL NVb	127,977	552,354
Randstad Holding NV	38,860	2,112,090
RELX NV	320,187	5,400,099
Unilever NV CVA	521,139	21,500,395
Wolters Kluwer NV	92,251	3,349,126

		109,651,594
NORWAY — 1.00%
DNB ASA	283,787	4,233,216
Marine Harvest ASA	111,857	2,023,320

Security	Shares	Value
Norsk Hydro ASA	412,074	$1,977,143
Orkla ASA	249,403	2,265,799
Statoil ASA	323,476	5,952,647
Subsea 7 SAa,b	80,458	1,021,650
Telenor ASA	211,276	3,166,305
Yara International ASA	53,369	2,108,050

		22,748,130
PORTUGAL — 0.18%
EDP — Energias de Portugal SA	741,878	2,264,543
Galp Energia SGPS SA	130,894	1,959,077

		4,223,620
SPAIN — 4.88%
Abertis Infraestructuras SA	177,855	2,494,043
Acciona SA	7,583	559,312
ACS Actividades de Construccion y Servicios SA	60,914	1,928,756
Aena SAc	22,319	3,052,086
Amadeus IT Holding SA Class A	133,541	6,080,597
Banco Bilbao Vizcaya Argentaria SA	1,996,068	13,503,732
Banco de Sabadell SA	1,604,007	2,238,286
Banco Popular Espanol SAa	1,129,554	1,093,702
Banco Santander SA	4,424,955	23,144,749
Bankia SA	1,230,930	1,260,672
CaixaBank SA	953,667	3,158,464
Distribuidora Internacional de Alimentacion SA	187,895	924,520
Enagas SA	70,279	1,788,308
Ferrovial SA	162,076	2,905,289
Gas Natural SDG SA	108,949	2,058,109
Iberdrola SA	1,811,624	11,911,992
Industria de Diseno Textil SA	340,655	11,652,289
International Consolidated Airlines Group SA	260,108	1,417,063
Red Electrica Corp. SA	146,804	2,775,534
Repsol SA	347,113	4,913,296
Telefonica SA	1,313,796	12,222,106

		111,082,905

148

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2016

Security	Shares	Value
SWEDEN — 4.59%
Alfa Laval AB	86,425	$1,434,614
Assa Abloy AB	302,574	5,632,088
Atlas Copco AB Class A	195,826	5,981,740
Atlas Copco AB Class B	120,535	3,298,439
Boliden AB	82,844	2,169,450
Electrolux AB Class B	71,831	1,789,331
Hennes & Mauritz AB Class B	283,427	7,905,731
Hexagon AB Class B	77,786	2,787,062
Industrivarden AB Class A	53,457	1,060,361
Industrivarden AB Class C	52,543	982,080
Investor AB Class B	137,421	5,150,678
Kinnevik AB Class B	71,466	1,717,305
Millicom International Cellular SA SDR	18,322	785,148
Nordea Bank AB	970,808	10,825,226
Sandvik AB	337,799	4,190,602
Securitas AB Class B	97,071	1,532,261
Skandinaviska Enskilda Banken AB Class A	522,861	5,499,347
Skanska AB Class B	121,449	2,875,600
SKF AB Class B	113,520	2,094,308
Svenska Cellulosa AB SCA Class B	194,324	5,503,772
Svenska Handelsbanken AB Class A	461,355	6,429,292
Swedbank AB Class A	312,346	7,574,337
Swedish Match AB	57,315	1,828,356
Tele2 AB Class B	108,079	869,072
Telefonaktiebolaget LM Ericsson Class B	928,632	5,468,795
Telia Co. AB	825,271	3,334,841
Volvo AB Class B	494,363	5,790,043

		104,509,879
SWITZERLAND — 14.11%
ABB Ltd. Registered	607,433	12,837,763
Actelion Ltd. Registered	32,868	7,130,805
Adecco Group AG Registered	51,781	3,395,684
Baloise Holding AG Registered	15,329	1,935,072
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	305	1,582,993

Security	Shares	Value
Chocoladefabriken Lindt & Sprungli AG Registered	34	$2,070,743
Cie. Financiere Richemont SA Class A Registered	158,441	10,514,926
Clariant AG Registered	87,372	1,510,431
Credit Suisse Group AG Registered	604,916	8,695,649
Geberit AG Registered	11,321	4,546,891
Givaudan SA Registered	2,406	4,417,372
Julius Baer Group Ltd.	67,853	3,019,620
Kuehne + Nagel International AG Registered	17,264	2,286,353
LafargeHolcim Ltd. Registered	146,462	7,731,280
Lonza Group AG Registered	16,229	2,815,145
Nestle SA Registered	945,864	67,983,830
Novartis AG Registered	798,454	58,213,648
Roche Holding AG	213,519	48,865,567
Schindler Holding AG Participation Certificates	12,440	2,198,282
Schindler Holding AG Registered	6,107	1,068,958
SGS SA Registered	1,663	3,390,305
Sika AG Bearer	656	3,157,526
Swatch Group AG (The) Bearer[a]	9,445	2,943,112
Swatch Group AG (The) Registered	20,378	1,248,124
Swiss Life Holding AG Registered	9,733	2,759,926
Swiss Re AG	99,412	9,438,931
Swisscom AG Registered	7,656	3,435,727
Syngenta AG Registered	28,319	11,215,032
UBS Group AG	1,164,590	18,276,392
Zurich Insurance Group AG	45,652	12,594,894

		321,280,981
UNITED KINGDOM — 29.02%
3i Group PLC	291,900	2,539,230
Aberdeen Asset Management PLC	286,787	911,789
Aggreko PLC	77,240	876,154
Amec Foster Wheeler PLC	121,710	706,837
Anglo American PLC[b]	427,544	6,128,216

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2016

Security	Shares	Value
Antofagasta PLC[a]	112,773	$940,598
Ashtead Group PLC	152,475	2,976,809
Associated British Foods PLC	108,954	3,695,565
AstraZeneca PLC	380,237	20,849,134
Aviva PLC	1,236,867	7,433,817
Babcock International Group PLC	151,881	1,788,511
BAE Systems PLC	973,045	7,111,856
Barclays PLC	4,745,537	13,102,706
Barratt Developments PLC	301,593	1,723,195
BHP Billiton PLC	641,841	10,361,727
BP PLC	5,720,722	36,022,641
British American Tobacco PLC	567,642	32,415,503
British Land Co. PLC (The)	309,365	2,406,369
BT Group PLC	2,674,229	12,123,879
Bunzl PLC	100,566	2,620,735
Burberry Group PLC	133,575	2,470,827
Capita PLC	202,846	1,330,933
Carnival PLC	66,030	3,365,585
Centrica PLC	1,672,655	4,838,415
Cobham PLC	540,450	1,093,200
Compass Group PLC	504,713	9,360,962
Daily Mail & General Trust PLC Class A NVS	87,519	840,270
DCC PLC	26,724	1,994,498
Diageo PLC	763,082	19,895,230
Direct Line Insurance Group PLC	416,456	1,900,909
easyJet PLC	81,807	1,015,902
Experian PLC	292,795	5,694,606
G4S PLC	463,717	1,346,530
GKN PLC	523,293	2,144,794
GlaxoSmithKline PLC	1,482,726	28,617,864
Glencore PLC[b]	3,684,173	12,625,933
Hammerson PLC	237,114	1,678,832
Hays PLC	421,423	776,931
HSBC Holdings PLC	6,060,583	49,193,640
IMI PLC	81,204	1,043,533
Imperial Brands PLC	293,059	12,828,037
InterContinental Hotels Group PLC	62,664	2,816,930
Intertek Group PLC	48,723	2,095,720

Security	Shares	Value
ITV PLC	1,095,153	$2,793,057
J Sainsbury PLC	519,704	1,600,935
Johnson Matthey PLC	58,735	2,309,364
Kingfisher PLC	693,766	3,002,952
Land Securities Group PLC	242,327	3,191,937
Legal & General Group PLC	1,814,978	5,552,867
Lloyds Banking Group PLC	19,300,009	14,907,414
London Stock Exchange Group PLC	95,423	3,435,879
Man Group PLC	524,328	766,449
Marks & Spencer Group PLC	499,193	2,158,896
National Grid PLC	1,192,486	14,021,776
Next PLC	44,735	2,754,442
Old Mutual PLC	1,505,626	3,856,663
Pearson PLC	247,102	2,499,138
Persimmon PLC	91,655	2,011,381
Petrofac Ltd.	78,896	847,169
Provident Financial PLC	44,321	1,560,261
Prudential PLC	778,121	15,648,165
Randgold Resources Ltd.	28,865	2,288,039
Reckitt Benckiser Group PLC	204,168	17,372,006
RELX PLC	333,750	5,975,647
Rentokil Initial PLC	547,893	1,504,302
Rio Tinto PLC	368,276	14,373,072
Rolls-Royce Holdings PLC	570,767	4,711,190
Royal Bank of Scotland Group PLC[b]	998,345	2,770,676
Royal Dutch Shell PLC Class A	1,330,111	36,856,630
Royal Dutch Shell PLC Class B	1,138,987	33,129,930
RSA Insurance Group PLC	307,073	2,223,487
Sage Group PLC (The)	342,225	2,769,799
Schroders PLC	35,852	1,328,129
Segro PLC	221,672	1,254,777
Severn Trent PLC	72,719	1,996,582
Shire PLC	274,324	15,877,276
Sky PLC	321,561	3,937,607
Smith & Nephew PLC	278,317	4,199,047
Smiths Group PLC	118,999	2,082,101
SSE PLC	308,813	5,926,009
Standard Chartered PLC[b]	838,169	6,872,793
Standard Life PLC	596,237	2,740,673

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2016

Security	Shares	Value
Tate & Lyle PLC	140,662	$1,229,698
Taylor Wimpey PLC	976,022	1,851,242
Tesco PLC[b]	2,452,192	6,267,658
Travis Perkins PLC	75,812	1,360,191
Tullow Oil PLC[b]	267,320	1,032,891
UBM PLC	117,279	1,060,059
Unilever PLC	390,858	15,901,573
United Utilities Group PLC	207,521	2,310,373
Vodafone Group PLC	8,071,525	19,932,191
Weir Group PLC (The)	64,009	1,494,852
Whitbread PLC	56,112	2,618,081
William Hill PLC	266,783	956,645
Wm Morrison Supermarkets PLC	704,182	2,007,372
Wolseley PLC	77,037	4,723,364
WPP PLC	404,850	9,084,589

		660,644,648

TOTAL COMMON STOCKS (Cost: $2,741,235,288)		2,245,472,050

PREFERRED STOCKS — 0.88%

GERMANY — 0.79%
Bayerische Motoren Werke AG	16,656	1,277,188
Henkel AG & Co. KGaA	54,284	6,484,247
Porsche Automobil Holding SE	46,403	2,532,340
Volkswagen AG	55,966	7,871,669

		18,165,444
ITALY — 0.09%
Intesa Sanpaolo SpA	285,360	672,397
Telecom Italia SpA/Milano	1,848,004	1,339,088

		2,011,485
TOTAL PREFERRED STOCKS (Cost: $27,697,546)		20,176,929

RIGHTS — 0.01%

SPAIN — 0.01%
Repsol SAb	347,113	128,873

		128,873

TOTAL RIGHTS (Cost: $121,364)		128,873

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.82%

MONEY MARKET FUNDS — 0.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	17,384,377	$17,387,854
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	1,255,670	1,255,670

		18,643,524

TOTAL SHORT-TERM INVESTMENTS (Cost: $18,642,736)		18,643,524

TOTAL INVESTMENTS IN SECURITIES — 100.34% (Cost: $2,787,696,934)[g]		2,284,421,376
Other Assets, Less Liabilities — (0.34)%		(7,843,219)

NET ASSETS — 100.00%		$2,276,578,157

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $2,858,738,687. Net unrealized depreciation was $574,317,311, of which $71,476,898 represented gross unrealized appreciation on securities and $645,794,209 represented gross unrealized depreciation on securities.

151

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$2,245,472,048	$—	$2	$2,245,472,050
Preferred stocks	20,176,929	—	—	20,176,929
Rights	128,873	—	—	128,873
Money market funds	18,643,524	—	—	18,643,524

Total	$2,284,421,374	$—	$2	$2,284,421,376

152

Schedule of Investments (Unaudited)

iSHARES® GLOBAL 100 ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.60%

AUSTRALIA — 0.73%
BHP Billiton Ltd.	517,568	$9,391,759
Westfield Corp.	307,467	2,088,333

		11,480,092
FRANCE — 5.80%
AXA SA	313,431	7,929,233
Carrefour SA	91,732	2,214,707
Cie. de Saint-Gobain	84,749	3,955,910
Engie SA	262,905	3,360,864
L’Oreal SA	39,916	7,300,383
LVMH Moet Hennessy Louis Vuitton SE	44,313	8,478,479
Orange SA	372,812	5,676,180
Sanofi	189,367	15,359,609
Schneider Electric SE	95,519	6,660,494
Societe Generale SA	121,518	5,991,358
Total SA	408,285	20,980,712
Vivendi SA	145,035	2,761,976

		90,669,905
GERMANY — 5.70%
Allianz SE Registered	73,690	12,202,750
BASF SE	148,135	13,798,030
Bayer AG Registered	133,430	13,951,089
Daimler AG Registered	160,399	11,964,469
Deutsche Bank AG Registered[a]	221,462	4,029,376
Deutsche Telekom AG Registered	520,375	8,976,695
E.ON SE	319,519	2,257,985
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	25,952	4,917,536
RWE AGa	77,103	960,848
Siemens AG Registered	123,404	15,202,731
Volkswagen AG	5,233	754,793

		89,016,302
JAPAN — 5.00%
Bridgestone Corp.	110,500	3,992,344
Canon Inc.	176,950	4,998,930

Security	Shares	Value
Honda Motor Co. Ltd.	291,700	$8,540,794
Mitsubishi UFJ Financial Group Inc.	2,287,300	14,123,663
Nissan Motor Co. Ltd.	395,000	3,980,988
Panasonic Corp.	375,800	3,832,590
Seven & I Holdings Co. Ltd.	128,720	4,914,392
Sony Corp.	203,200	5,705,663
Toyota Motor Corp.	474,300	27,969,610

		78,058,974

NETHERLANDS — 1.67%
Aegon NV	225,518	1,243,559
ING Groep NV	621,772	8,768,233
Koninklijke Philips NV	152,562	4,666,528
Unilever NV CVA	276,361	11,401,700

		26,080,020

SOUTH KOREA — 1.71%
Samsung Electronics Co. Ltd. GDR	35,734	26,693,298

		26,693,298

SPAIN — 1.82%
Banco Bilbao Vizcaya Argentaria SA	1,058,702	7,162,295
Banco Santander SA	2,351,352	12,298,758
Repsol SA	179,164	2,536,021
Telefonica SA	694,760	6,463,279

		28,460,353

SWEDEN — 0.18%
Telefonaktiebolaget LM Ericsson Class B	486,270	2,863,686

		2,863,686

SWITZERLAND — 5.96%
ABB Ltd. Registered	321,341	6,791,366
Credit Suisse Group AG Registered	320,291	4,604,173
Nestle SA Registered	502,180	36,094,110
Novartis AG Registered	423,906	30,906,120
Swiss Re AG	52,755	5,008,961
UBS Group AG	617,988	9,698,341

		93,103,071

UNITED KINGDOM — 10.95%
Anglo American PLC[a]	227,614	3,262,513
AstraZeneca PLC	201,604	11,054,339

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

December 31, 2016

Security	Shares	Value
Aviva PLC	655,652	$3,940,599
Barclays PLC	2,519,329	6,956,015
BP PLC	3,048,759	19,197,638
Diageo PLC	404,848	10,555,280
GlaxoSmithKline PLC	788,954	15,227,479
HSBC Holdings PLC	3,216,452	26,107,881
National Grid PLC	636,666	7,486,199
Prudential PLC	412,883	8,303,158
Rio Tinto PLC	195,860	7,644,022
Royal Dutch Shell PLC Class A	706,427	19,574,696
Royal Dutch Shell PLC Class B	603,537	17,555,195
Standard Chartered PLC[a]	446,318	3,659,705
Vodafone Group PLC	4,283,208	10,577,149

		171,101,868

UNITED STATES — 60.08%
3M Co.	97,027	17,326,111
Alphabet Inc. Class Aa	47,800	37,879,110
Alphabet Inc. Class Ca	47,877	36,952,426
Aon PLC	42,401	4,728,984
Apple Inc.	860,508	99,664,037
Bristol-Myers Squibb Co.	269,696	15,761,034
Caterpillar Inc.	94,361	8,751,039
Chevron Corp.	304,625	35,854,363
Citigroup Inc.	459,810	27,326,508
Coca-Cola Co. (The)	626,511	25,975,146
Colgate-Palmolive Co.	143,399	9,384,031
Dow Chemical Co. (The)	180,918	10,352,128
EI du Pont de Nemours & Co.	140,275	10,296,185
Exxon Mobil Corp.	669,175	60,399,736
Ford Motor Co.	630,701	7,650,403
General Electric Co.	1,427,852	45,120,123
Goldman Sachs Group Inc. (The)	59,656	14,284,629
HP Inc.	277,704	4,121,127
Intel Corp.	764,800	27,739,296
International Business Machines Corp.	139,594	23,171,208
Johnson & Johnson	439,011	50,578,457
JPMorgan Chase & Co.	577,382	49,822,293
Kimberly-Clark Corp.	57,744	6,589,745

Security	Shares	Value
Marsh & McLennan Companies Inc.	83,099	$5,616,661
McDonald’s Corp.	133,984	16,308,533
Merck & Co. Inc.	444,933	26,193,206
Microsoft Corp.	1,254,757	77,970,600
Morgan Stanley	232,681	9,830,772
NIKE Inc. Class B	215,595	10,958,694
PepsiCo Inc.	231,399	24,211,277
Pfizer Inc.	979,458	31,812,796
Philip Morris International Inc.	250,345	22,904,064
Procter & Gamble Co. (The)	431,800	36,305,744
Texas Instruments Inc.	161,210	11,763,494
Twenty-First Century Fox Inc. Class A	172,823	4,845,957
United Technologies Corp.	123,520	13,540,262
Wal-Mart Stores Inc.	243,007	16,796,644

		938,786,823

TOTAL COMMON STOCKS (Cost: $1,402,550,328)		1,556,314,392

RIGHTS — 0.00%

SPAIN — 0.00%
Repsol SAa	186,816	69,360

		69,360

TOTAL RIGHTS (Cost: $65,318)		69,360

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[b,c]	856,074	856,074

		856,074

TOTAL SHORT-TERM INVESTMENTS (Cost: $856,074)		856,074

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL 100 ETF

December 31, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 99.66% (Cost: $1,403,471,720)[d]	$1,557,239,826
Other Assets, Less Liabilities — 0.34%	5,348,391

NET ASSETS — 100.00%	$1,562,588,217

GDR — Global Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $1,459,920,545. Net unrealized appreciation was $97,319,281, of which $306,287,200 represented gross unrealized appreciation on securities and $208,967,919 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,556,314,392	$—	$—	$1,556,314,392
Rights	69,360	—	—	69,360
Money market funds	856,074	—	—	856,074

Total	$1,557,239,826	$—	—	$1,557,239,826

155

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CLEAN ENERGY ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 91.08%

CANADA — 1.96%
Canadian Solar Inc.[a,b]	114,825	$1,398,568

		1,398,568
CHINA — 30.40%
China Everbright International Ltd.[a]	3,385,000	3,837,685
China Longyuan Power Group Corp. Ltd.	5,044,000	3,942,480
China Singyes Solar Technologies Holdings Ltd.[a]	1,396,000	666,207
GCL-Poly Energy Holdings Ltd.[a,b]	29,583,000	3,548,518
Huaneng Renewables Corp. Ltd. Class H	10,192,000	3,312,697
JinkoSolar Holding Co. Ltd.[a,b]	55,751	849,088
Trina Solar Ltd. ADR[b]	228,715	2,127,049
Xinyi Solar Holdings Ltd.[a]	10,408,000	3,382,904

		21,666,628
DENMARK — 4.82%
Vestas Wind Systems A/S	52,724	3,432,888

		3,432,888
GERMANY — 5.26%
Nordex SEa,b	146,373	3,147,949
SMA Solar Technology AGa	22,695	601,192

		3,749,141
JAPAN — 7.31%
Electric Power Development Co. Ltd.	184,500	4,255,198
eRex Co. Ltd.[a]	32,900	954,829

		5,210,027
NEW ZEALAND — 5.52%
Meridian Energy Ltd.	2,169,276	3,932,854

		3,932,854
NORWAY — 0.98%
REC Silicon ASA[a,b]	5,252,358	695,620

		695,620
PORTUGAL — 4.68%
EDP Renovaveis SA	524,390	3,338,514

		3,338,514
SPAIN — 5.35%
Gamesa Corp. Tecnologica SA	187,452	3,809,968

		3,809,968
UNITED STATES — 24.80%
Covanta Holding Corp.	273,027	4,259,221
First Solar Inc.[a,b]	107,800	3,459,302

Security	Shares	Value
Pattern Energy Group Inc.	171,178	$3,250,670
Renewable Energy Group Inc.[a,b]	101,670	986,199
SolarEdge Technologies Inc.[a,b]	74,513	923,961
SunPower Corp.[a,b]	151,616	1,002,182
Sunrun Inc.[a,b]	164,283	872,343
TerraForm Global Inc. Class A	118,990	470,011
TerraForm Power Inc.	190,988	2,446,556

		17,670,445

TOTAL COMMON STOCKS
(Cost: $76,464,697)		64,904,653

PREFERRED STOCKS — 8.14%

BRAZIL — 8.14%
Cia. Energetica de Minas Gerais ADR	1,555,720	3,547,042
Cia. Paranaense de Energia Class B ADR	265,530	2,251,694

		5,798,736

TOTAL PREFERRED STOCKS
(Cost: $8,661,688)		5,798,736

SHORT-TERM INVESTMENTS — 26.34%

MONEY MARKET FUNDS — 26.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	18,765,185	18,768,938
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	2,137	2,137

		18,771,075

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,767,678)		18,771,075

TOTAL INVESTMENTS IN SECURITIES — 125.56%
(Cost: $103,894,063)[f]		89,474,464
Other Assets, Less Liabilities — (25.56)%		(18,214,031)

NET ASSETS — 100.00%		$71,260,433

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $108,231,645. Net unrealized depreciation was $18,757,181, of which $5,659,317 represented gross unrealized appreciation on securities and $24,416,498 represented gross unrealized depreciation on securities.

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CLEAN ENERGY ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$64,904,653	$—	$—	$64,904,653
Preferred stocks	5,798,736	—	—	5,798,736
Money market funds	18,771,075	—	—	18,771,075

Total	$89,474,464	$—	$—	$89,474,464

157

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.42%

BRAZIL — 0.10%
Kroton Educacional SA ADR	85,808	$349,239

		349,239
CANADA — 1.60%
Canadian Tire Corp. Ltd. Class A	7,050	732,152
Dollarama Inc.	10,275	753,778
Gildan Activewear Inc.	22,725	577,678
Magna International Inc. Class A	34,650	1,506,353
Restaurant Brands International Inc.	21,000	1,001,417
Shaw Communications Inc. Class B	41,550	834,688

		5,406,066
DENMARK — 0.42%
Pandora A/S	10,731	1,406,536

		1,406,536
FINLAND — 0.13%
Nokian Renkaat OYJ	11,700	437,103

		437,103
FRANCE — 5.57%
Accor SA	18,480	690,594
Christian Dior SE	4,292	902,002
Cie. Generale des Etablissements Michelin Class B	17,325	1,931,514
Hermes International	2,025	832,989
Kering	6,542	1,471,807
Lagardere SCA	10,500	292,321
LVMH Moet Hennessy Louis Vuitton SE	24,494	4,686,477
Peugeot SAa	41,400	676,615
Publicis Groupe SA	18,600	1,285,983
Renault SA	17,481	1,558,202
SES SA	36,300	801,164
Sodexo SA	8,550	984,778
Valeo SA	21,152	1,218,353
Vivendi SA	79,575	1,515,387

		18,848,186
GERMANY — 4.61%
adidas AG	18,559	2,939,202
Bayerische Motoren Werke AG	28,728	2,689,201
Continental AG	10,204	1,977,102
Daimler AG Registered	90,000	6,713,273
ProSiebenSat.1 Media SE Registered	21,675	836,967
Volkswagen AG	3,152	454,635

		15,610,380

Security	Shares	Value
HONG KONG — 0.73%
Galaxy Entertainment Group Ltd.	300,000	$1,307,856
Sands China Ltd.	270,000	1,173,587

		2,481,443
IRELAND — 0.22%
Paddy Power Betfair PLC	7,050	754,753

		754,753
ITALY — 0.67%
Ferrari NV	10,804	630,172
Fiat Chrysler Automobiles NVb	77,850	711,503
Luxottica Group SpA[b]	12,825	691,238
Mediaset SpA[b]	55,275	239,619

		2,272,532
JAPAN — 14.49%
Aisin Seiki Co. Ltd.	17,100	743,319
Bridgestone Corp.	67,500	2,438,762
Denso Corp.	45,900	1,992,470
Dentsu Inc.	22,500	1,061,002
Fast Retailing Co. Ltd.	5,400	1,936,657
Fuji Heavy Industries Ltd.	60,000	2,454,838
Honda Motor Co. Ltd.	165,000	4,831,097
Isuzu Motors Ltd.	60,000	761,864
Mazda Motor Corp.	52,500	860,634
Nikon Corp.[b]	37,500	584,194
Nissan Motor Co. Ltd.	240,000	2,418,828
Nitori Holdings Co. Ltd.	7,500	859,090
Oriental Land Co. Ltd./Japan	19,100	1,081,790
Panasonic Corp.	210,000	2,141,681
Rakuten Inc.[a]	82,500	810,252
Sekisui House Ltd.	60,000	1,000,814
Shimano Inc.	7,500	1,179,320
Sony Corp.	114,100	3,203,820
Sumitomo Electric Industries Ltd.	75,000	1,084,473
Suzuki Motor Corp.	37,500	1,322,716
Toyota Industries Corp.	17,400	830,951
Toyota Motor Corp.	262,500	15,479,702

		49,078,274
MEXICO — 0.34%
Grupo Televisa SAB	277,500	1,165,415

		1,165,415
NETHERLANDS — 0.17%
Altice NV Class Aa,b	29,550	586,891

		586,891
SOUTH KOREA — 0.14%
Hyundai Motor Co. GDR	7,549	456,265

		456,265

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2016

Security	Shares	Value
SPAIN — 1.02%
Industria de Diseno Textil SA	100,875	$3,450,484

		3,450,484
SWEDEN — 0.87%
Electrolux AB Class B	22,725	566,086
Hennes & Mauritz AB Class B	85,800	2,393,250

		2,959,336
SWITZERLAND — 1.29%
Cie. Financiere Richemont SA Class A Registered	47,100	3,125,788
Swatch Group AG (The) Bearer[b]	3,150	981,557
Swatch Group AG (The) Registered	4,425	271,025

		4,378,370
UNITED KINGDOM — 5.00%
Barratt Developments PLC	84,608	483,420
Burberry Group PLC	39,307	727,088
Carnival PLC	19,282	982,814
Compass Group PLC	150,225	2,786,238
Daily Mail & General Trust PLC Class A NVS	22,596	216,944
GKN PLC	175,425	719,005
InterContinental Hotels Group PLC	17,756	798,184
ITV PLC	322,125	821,541
Kingfisher PLC	203,550	881,062
Marks & Spencer Group PLC	147,675	638,661
Next PLC	13,476	829,750
Pearson PLC	75,150	760,051
Persimmon PLC	25,725	564,539
Sky PLC	96,675	1,183,813
Taylor Wimpey PLC	272,850	517,521
UBM PLC	33,574	303,468
Whitbread PLC	16,200	755,862
William Hill PLC	79,200	284,000
WPP PLC	118,800	2,665,800

		16,919,761
UNITED STATES — 61.05%
Advance Auto Parts Inc.	6,675	1,128,876
Amazon.com Inc.[a]	35,105	26,324,186
AutoNation Inc.[a]	6,002	291,997
AutoZone Inc.[a,b]	2,701	2,133,223
Bed Bath & Beyond Inc.	13,802	560,913
Best Buy Co. Inc.	24,229	1,033,851
BorgWarner Inc.	17,854	704,162
CarMax Inc.[a,b]	16,575	1,067,264
Carnival Corp.	36,761	1,913,778

Security	Shares	Value
CBS Corp. Class B NVS	34,708	$2,208,123
Charter Communications Inc. Class Aa	19,201	5,528,352
Chipotle Mexican Grill Inc.[a]	2,651	1,000,275
Coach Inc.	24,450	856,239
Comcast Corp. Class A	212,529	14,675,127
Darden Restaurants Inc.	10,875	790,830
Delphi Automotive PLC	24,225	1,631,554
Discovery Communications Inc. Class Aa	15,150	415,262
Discovery Communications Inc. Class C NVS[a]	17,100	457,938
Dollar General Corp.	22,953	1,700,129
Dollar Tree Inc.[a]	21,300	1,643,934
DR Horton Inc.	29,550	807,601
Expedia Inc.	10,538	1,193,745
Foot Locker Inc.	12,002	850,822
Ford Motor Co.	355,425	4,311,305
Gap Inc. (The)	19,203	430,915
Garmin Ltd.	9,750	472,778
General Motors Co.	126,245	4,398,376
Genuine Parts Co.	13,526	1,292,274
Goodyear Tire & Rubber Co. (The)	24,004	741,003
H&R Block Inc.	20,550	472,445
Hanesbrands Inc.	34,575	745,783
Harley-Davidson Inc.	16,127	940,849
Harman International Industries Inc.	5,625	625,275
Hasbro Inc.	9,976	776,033
Home Depot Inc. (The)	108,989	14,613,245
Interpublic Group of Companies Inc. (The)	33,836	792,101
Kohl’s Corp.	15,527	766,723
L Brands Inc.	21,828	1,437,156
Leggett & Platt Inc.	12,150	593,892
Lennar Corp. Class A	16,875	724,444
LKQ Corp.[a]	24,975	765,484
Lowe’s Companies Inc.	78,450	5,579,364
Macy’s Inc.	27,378	980,406
Marriott International Inc./MD Class A	27,780	2,296,850
Mattel Inc.	30,150	830,632
McDonald’s Corp.	74,615	9,082,138
Michael Kors Holdings Ltd.[a]	14,557	625,660
Mohawk Industries Inc.[a]	5,250	1,048,320
Netflix Inc.[a]	38,291	4,740,426
Newell Brands Inc.	42,780	1,910,127

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2016

Security	Shares	Value
News Corp. Class A	33,975	$389,354
News Corp. Class B	8,655	102,129
NIKE Inc. Class B	120,729	6,136,655
Nordstrom Inc.[b]	10,275	492,481
O’Reilly Automotive Inc.[a,b]	8,700	2,422,167
Omnicom Group Inc.	20,629	1,755,734
Priceline Group Inc. (The)[a]	4,395	6,443,334
PulteGroup Inc.	25,579	470,142
PVH Corp.	6,750	609,120
Ralph Lauren Corp.	4,875	440,310
Ross Stores Inc.	35,553	2,332,277
Royal Caribbean Cruises Ltd.	14,325	1,175,223
Scripps Networks Interactive Inc. Class A	8,475	604,861
Signet Jewelers Ltd.	6,152	579,888
Staples Inc.	56,625	512,456
Starbucks Corp.	129,439	7,186,453
Target Corp.	50,557	3,651,732
TEGNA Inc.	18,075	386,624
Tiffany & Co.	9,377	726,061
Time Warner Inc.	68,558	6,617,904
TJX Companies Inc. (The)	58,362	4,384,737
Tractor Supply Co.	12,602	955,358
TripAdvisor Inc.[a,b]	10,725	497,318
Twenty-First Century Fox Inc. Class A	98,812	2,770,688
Twenty-First Century Fox Inc. Class B	39,300	1,070,925
Ulta Salon Cosmetics & Fragrance Inc.[a]	5,257	1,340,220
Under Armour Inc. Class Aa,b	16,200	470,610
Under Armour Inc. Class Ca,b	16,903	425,449
Urban Outfitters Inc.[a]	7,953	226,501
VF Corp.	29,872	1,593,671
Viacom Inc. Class B NVS	30,825	1,081,957
Walt Disney Co. (The)	130,889	13,641,252
Whirlpool Corp.	6,525	1,186,049
Wyndham Worldwide Corp.	8,702	664,572
Wynn Resorts Ltd.	6,975	603,407
Yum! Brands Inc.	30,289	1,918,202

		206,778,006

TOTAL COMMON STOCKS
(Cost: $353,501,706)		333,339,040

Security	Shares	Value
PREFERRED STOCKS — 1.33%

GERMANY — 1.01%
Bayerische Motoren Werke AG	5,177	$396,974
Porsche Automobil Holding SE	13,725	749,011
Volkswagen AG	16,200	2,278,545

		3,424,530

SOUTH KOREA — 0.32%
Hyundai Motor Co. GDR[b,c]	27,991	1,093,049

		1,093,049

TOTAL PREFERRED STOCKS
(Cost: $6,267,661)		4,517,579

SHORT-TERM INVESTMENTS — 2.79%

MONEY MARKET FUNDS — 2.79%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	9,332,401	9,334,267
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	105,270	105,270

		9,439,537

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,438,068)		9,439,537

TOTAL INVESTMENTS IN SECURITIES — 102.54%
(Cost: $369,207,435)[g]		347,296,156
Other Assets, Less Liabilities — (2.54)%		(8,601,748)

NET ASSETS — 100.00%		$338,694,408

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $369,841,687. Net unrealized depreciation was $22,545,531, of which $12,354,338 represented gross unrealized appreciation on securities and $34,899,869 represented gross unrealized depreciation on securities.

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER DISCRETIONARY ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$332,882,775	$456,265	$—	$333,339,040
Preferred stocks	4,517,579	—	—	4,517,579
Money market funds	9,439,537	—	—	9,439,537

Total	$346,839,891	$456,265	$—	$347,296,156

161

Schedule of Investments (Unaudited)

iSHARES® GLOBAL CONSUMER STAPLES ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.87%

AUSTRALIA — 2.17%
Coca-Cola Amatil Ltd.	126,131	$924,274
Treasury Wine Estates Ltd.	145,374	1,124,233
Wesfarmers Ltd.	203,417	6,206,978
Woolworths Ltd.	233,700	4,078,254

		12,333,739
BELGIUM — 2.90%
Anheuser-Busch InBev SA/NV	150,958	16,009,867
Colruyt SA	9,220	457,114

		16,466,981
BRAZIL — 0.97%
Ambev SA ADR	788,112	3,869,630
BRF SA ADR	109,961	1,623,024

		5,492,654
CANADA — 1.52%
Alimentation Couche-Tard Inc. Class B	73,940	3,356,674
George Weston Ltd.	7,794	660,170
Loblaw Companies Ltd.	36,266	1,915,725
Metro Inc.	42,748	1,280,161
Saputo Inc.	40,739	1,443,279

		8,656,009
CHILE — 0.10%
Cencosud SA ADR	67,843	569,881

		569,881
DENMARK — 0.28%
Carlsberg A/S Class B	18,537	1,602,698

		1,602,698
FRANCE — 3.84%
Carrefour SA	97,977	2,365,481
Casino Guichard Perrachon SA	9,786	470,570
Danone SA	108,425	6,884,548
L’Oreal SA	43,407	7,938,865
Pernod Ricard SA	38,409	4,170,699

		21,830,163
GERMANY — 0.41%
Beiersdorf AG	17,368	1,476,503
METRO AG	25,539	850,814

		2,327,317
IRELAND — 0.33%
Kerry Group PLC Class A	26,275	1,881,750

		1,881,750

Security	Shares	Value
JAPAN — 6.25%
Aeon Co. Ltd.	153,517	$2,179,656
Ajinomoto Co. Inc.	104,800	2,115,139
Asahi Group Holdings Ltd.	81,298	2,572,038
Japan Tobacco Inc.	196,900	6,489,335
Kao Corp.	91,500	4,346,907
Kirin Holdings Co. Ltd.	163,296	2,662,214
Lawson Inc.	12,300	865,804
MEIJI Holdings Co. Ltd.	27,100	2,128,315
NH Foods Ltd.	37,000	1,000,857
Nissin Foods Holdings Co. Ltd.	16,900	889,664
Seven & I Holdings Co. Ltd.	140,037	5,346,464
Shiseido Co. Ltd.	71,500	1,813,630
Unicharm Corp.	80,000	1,754,190
Yakult Honsha Co. Ltd.	29,120	1,353,199

		35,517,412
MEXICO — 0.84%
Fomento Economico Mexicano SAB de CV	402,509	3,080,533
Wal-Mart de Mexico SAB de CV	938,310	1,687,468

		4,768,001
NETHERLANDS — 3.74%
Heineken Holding NV	18,173	1,267,770
Heineken NV	37,018	2,782,328
Koninklijke Ahold Delhaize NV	221,500	4,679,551
Unilever NV CVA	302,638	12,485,798

		21,215,447
NORWAY — 0.47%
Marine Harvest ASA	70,446	1,274,259
Orkla ASA	153,248	1,392,241

		2,666,500
SPAIN — 0.10%
Distribuidora Internacional de Alimentacion SA	118,220	581,691

		581,691
SWEDEN — 0.76%
Svenska Cellulosa AB SCA Class B	114,219	3,234,986
Swedish Match AB	34,064	1,086,646

		4,321,632
SWITZERLAND — 7.25%
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	186	965,366
Chocoladefabriken Lindt & Sprungli AG Registered	19	1,157,180
Nestle SA Registered	543,304	39,049,892

		41,172,438

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

December 31, 2016

Security	Shares	Value
UNITED KINGDOM — 11.45%
Associated British Foods PLC	62,253	$2,111,533
British American Tobacco PLC	325,858	18,608,297
Diageo PLC	436,039	11,368,498
Imperial Brands PLC	169,996	7,441,215
J Sainsbury PLC	286,570	882,772
Reckitt Benckiser Group PLC	117,543	10,001,360
Tate & Lyle PLC	86,128	752,950
Tesco PLC[a]	1,400,654	3,579,989
Unilever PLC	226,087	9,198,069
Wm Morrison Supermarkets PLC	392,507	1,118,897

		65,063,580
UNITED STATES — 55.49%
Altria Group Inc.	340,192	23,003,783
Archer-Daniels-Midland Co.	100,458	4,585,908
Brown-Forman Corp. Class B	31,173	1,400,291
Campbell Soup Co.	34,143	2,064,627
Church & Dwight Co. Inc.	46,922	2,073,483
Clorox Co. (The)	23,614	2,834,152
Coca-Cola Co. (The)	674,669	27,971,777
Colgate-Palmolive Co.	156,644	10,250,783
Conagra Brands Inc.	72,853	2,881,336
Constellation Brands Inc. Class A	31,079	4,764,722
Costco Wholesale Corp.	75,592	12,103,035
Coty Inc. Class A	87,964	1,610,621
CVS Health Corp.	186,110	14,685,940
Dr Pepper Snapple Group Inc.	32,188	2,918,486
Estee Lauder Companies Inc. (The) Class A	39,484	3,020,131
General Mills Inc.	103,294	6,380,471
Hershey Co. (The)	24,464	2,530,312
Hormel Foods Corp.	47,468	1,652,361
JM Smucker Co. (The)	20,211	2,588,221
Kellogg Co.	44,148	3,254,149
Kimberly-Clark Corp.	63,335	7,227,790
Kraft Heinz Co. (The)	103,646	9,050,369
Kroger Co. (The)	165,530	5,712,440
McCormick & Co. Inc./MD	19,904	1,857,640
Mead Johnson Nutrition Co.	33,056	2,339,043
Molson Coors Brewing Co. Class B	32,034	3,117,229
Mondelez International Inc. Class A	269,767	11,958,771
Monster Beverage Corp.[a]	71,421	3,166,807
PepsiCo Inc.	249,300	26,084,259

Security	Shares	Value
Philip Morris International Inc.	271,012	$24,794,888
Procter & Gamble Co. (The)	467,122	39,275,618
Reynolds American Inc.	143,921	8,065,333
Sysco Corp.	86,714	4,801,354
Tyson Foods Inc. Class A	51,065	3,149,689
Wal-Mart Stores Inc.	261,178	18,052,623
Walgreens Boots Alliance Inc.	148,220	12,266,687
Whole Foods Market Inc.	55,174	1,697,152

		315,192,281

TOTAL COMMON STOCKS
(Cost: $509,035,659)		561,660,174

PREFERRED STOCKS — 0.66%

GERMANY — 0.66%
Henkel AG & Co. KGaA	31,552	3,768,900

		3,768,900

TOTAL PREFERRED STOCKS
(Cost: $3,030,350)		3,768,900

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[b,c]	153,765	153,765

		153,765

TOTAL SHORT-TERM INVESTMENTS
(Cost: $153,765)		153,765

TOTAL INVESTMENTS IN SECURITIES — 99.56%
(Cost: $512,219,774)[d]		565,582,839
Other Assets, Less Liabilities — 0.44%		2,472,330

NET ASSETS — 100.00%		$568,055,169

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $514,894,406. Net unrealized appreciation was $50,688,433, of which $77,364,200 represented gross unrealized appreciation on securities and $26,675,767 represented gross unrealized depreciation on securities.

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL CONSUMER STAPLES ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$561,660,174	$—	$—	$561,660,174
Preferred stocks	3,768,900	—	—	3,768,900
Money market funds	153,765	—	—	153,765

Total	$565,582,839	$—	$—	$565,582,839

164

Schedule of Investments (Unaudited)

iSHARES® GLOBAL ENERGY ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.05%

AUSTRALIA — 1.70%
Caltex Australia Ltd.	125,148	$2,760,275
Oil Search Ltd.	551,936	2,865,539
Origin Energy Ltd.	821,086	3,918,073
Santos Ltd.	851,879	2,479,719
Woodside Petroleum Ltd.	340,664	7,686,385

		19,709,991
AUSTRIA — 0.20%
OMV AG	66,864	2,366,812

		2,366,812
BRAZIL — 0.98%
Petroleo Brasileiro SA ADR[a,b]	705,120	7,128,763
Ultrapar Participacoes SA ADR	205,300	4,257,922

		11,386,685
CANADA — 9.82%
ARC Resources Ltd.	164,694	2,838,133
Cameco Corp.	186,050	1,947,833
Canadian Natural Resources Ltd.	516,144	16,469,037
Cenovus Energy Inc.	390,826	5,916,086
Crescent Point Energy Corp.	251,989	3,429,253
Enbridge Inc.	440,293	18,550,057
Encana Corp.	454,426	5,340,408
Husky Energy Inc.[b]	141,766	1,722,060
Imperial Oil Ltd.	121,369	4,227,393
Inter Pipeline Ltd.	170,162	3,760,935
Pembina Pipeline Corp.	187,443	5,864,888
Suncor Energy Inc.	779,564	25,519,451
TransCanada Corp.	404,893	18,278,381

		113,863,915
CHINA — 2.19%
China Petroleum & Chemical Corp. Class H	12,066,400	8,559,773
CNOOC Ltd.	7,550,000	9,445,838
PetroChina Co. Ltd. Class H	9,936,000	7,407,322

		25,412,933
COLOMBIA — 0.11%
Ecopetrol SA ADR[b]	138,786	1,256,013

		1,256,013
FRANCE — 5.60%
Technip SAa	57,130	4,086,086
Total SA	1,183,467	60,815,313

		64,901,399

Security	Shares	Value
ITALY — 2.65%
Eni SpA	1,257,612	$20,520,432
Saipem SpA[b]	2,667,815	1,505,425
Snam SpA	1,141,038	4,710,537
Tenaris SA	221,224	3,959,712

		30,696,106
JAPAN — 0.87%
INPEX Corp.	508,500	5,105,273
JX Holdings Inc.	1,175,320	4,985,046

		10,090,319
NORWAY — 0.93%
Statoil ASA	501,527	9,229,164
Subsea 7 SAa,b	123,899	1,573,262

		10,802,426
PORTUGAL — 0.26%
Galp Energia SGPS SA	199,192	2,981,287

		2,981,287
SPAIN — 0.63%
Repsol SA	519,436	7,352,484

		7,352,484
UNITED KINGDOM — 14.41%
Amec Foster Wheeler PLC	186,807	1,084,891
BP PLC	8,831,754	55,612,404
Petrofac Ltd.	121,150	1,300,884
Royal Dutch Shell PLC Class A	2,040,604	56,543,993
Royal Dutch Shell PLC Class B	1,753,505	51,004,531
Tullow Oil PLC[a,b]	426,496	1,647,928

		167,194,631
UNITED STATES — 58.70%
Anadarko Petroleum Corp.	261,324	18,222,122
Apache Corp.	177,037	11,236,538
Baker Hughes Inc.	197,470	12,829,626
Cabot Oil & Gas Corp.	216,841	5,065,406
Chesapeake Energy Corp.[b]	350,686	2,461,816
Chevron Corp.	883,010	103,930,277
Cimarex Energy Co.	44,361	6,028,660
Concho Resources Inc.[a,b]	68,146	9,036,160
ConocoPhillips	578,828	29,022,436
Devon Energy Corp.	244,093	11,147,727
EOG Resources Inc.	269,195	27,215,614
EQT Corp.	80,764	5,281,966
Exxon Mobil Corp.	1,939,541	175,062,971
FMC Technologies Inc.[b]	106,482	3,783,305

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL ENERGY ETF

December 31, 2016

Security	Shares	Value
Halliburton Co.	403,800	$21,841,542
Helmerich & Payne Inc.	50,799	3,931,843
Hess Corp.	124,728	7,769,307
Kinder Morgan Inc./DE	898,767	18,613,465
Marathon Oil Corp.	396,524	6,863,830
Marathon Petroleum Corp.	247,006	12,436,752
Murphy Oil Corp.	75,681	2,355,950
National Oilwell Varco Inc.	176,955	6,625,195
Newfield Exploration Co.[b]	91,885	3,721,342
Noble Energy Inc.	200,728	7,639,708
Occidental Petroleum Corp.	357,979	25,498,844
ONEOK Inc.	98,080	5,630,773
Phillips 66	207,648	17,942,864
Pioneer Natural Resources Co.	79,190	14,259,743
Range Resources Corp.	87,848	3,018,457
Schlumberger Ltd.	650,931	54,645,657
Southwestern Energy Co.[b]	228,041	2,467,404
Spectra Energy Corp.	328,330	13,491,080
Tesoro Corp.	54,818	4,793,834
Transocean Ltd.[b]	180,727	2,663,916
Valero Energy Corp.	211,564	14,454,052
Williams Companies Inc. (The)	318,706	9,924,505

		680,914,687

TOTAL COMMON STOCKS
(Cost: $1,266,789,133)		1,148,929,688

PREFERRED STOCKS — 0.72%

BRAZIL — 0.72%
Petroleo Brasileiro SA ADR[b]	953,851	8,403,428

		8,403,428

TOTAL PREFERRED STOCKS
(Cost: $21,075,643)		8,403,428

Security	Shares	Value
RIGHTS — 0.02%

SPAIN — 0.02%
Repsol SAb	535,718	$198,897

		198,897

TOTAL RIGHTS
(Cost: $187,308)		198,897

SHORT-TERM INVESTMENTS — 1.18%

MONEY MARKET FUNDS — 1.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	13,092,264	13,094,882
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	601,683	601,683

		13,696,565

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,695,303)		13,696,565

TOTAL INVESTMENTS IN SECURITIES — 100.97%
(Cost: $1,301,747,387)[f]		1,171,228,578
Other Assets, Less Liabilities — (0.97)%		(11,282,568)

NET ASSETS — 100.00%		$1,159,946,010

ADR  —  American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,342,468,446. Net unrealized depreciation was $171,239,868, of which $52,196,165 represented gross unrealized appreciation on securities and $223,436,033 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,148,929,688	$—	$—	$1,148,929,688
Preferred stocks	8,403,428	—	—	8,403,428
Rights	198,897	—	—	198,897
Money market funds	13,696,565	—	—	13,696,565

Total	$1,171,228,578	$—	$—	$1,171,228,578

166

Schedule of Investments (Unaudited)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.53%

AUSTRALIA — 6.37%
AMP Ltd.	213,270	$778,321
ASX Ltd.	15,840	570,505
Australia & New Zealand Banking Group Ltd.	199,152	4,386,745
Commonwealth Bank of Australia	117,216	6,994,638
Insurance Australia Group Ltd.	169,512	735,234
Macquarie Group Ltd.	23,904	1,507,950
Medibank Pvt Ltd.	201,312	411,071
National Australia Bank Ltd.	181,584	4,032,643
QBE Insurance Group Ltd.	95,040	854,725
Suncorp Group Ltd.	90,042	881,496
Westpac Banking Corp.	227,386	5,367,596

		26,520,924
AUSTRIA — 0.15%
Erste Group Bank AG	20,736	608,569

		608,569
BELGIUM — 0.57%
Ageas	13,536	536,962
Groupe Bruxelles Lambert SA	5,040	423,787
KBC Group NV	22,743	1,411,224

		2,371,973
BRAZIL — 0.18%
Banco do Brasil SA ADR	92,601	770,440

		770,440
CANADA — 7.55%
Bank of Montreal	43,779	3,152,558
Bank of Nova Scotia (The)	82,080	4,575,744
Brookfield Asset Management Inc. Class A	59,760	1,974,101
Canadian Imperial Bank of Commerce	27,075	2,211,951
Manulife Financial Corp.	134,619	2,400,164
National Bank of Canada	23,040	936,856
Power Corp. of Canada	23,904	535,636
Royal Bank of Canada	101,088	6,849,757
Sun Life Financial Inc.	42,603	1,637,661
Thomson Reuters Corp.	20,880	914,887
Toronto-Dominion Bank (The)	126,576	6,250,224

		31,439,539
CHILE — 0.16%
Banco de Chile ADR	4,540	319,843
Banco Santander Chile ADR	15,432	337,498

		657,341

Security	Shares	Value
CHINA — 3.33%
Bank of China Ltd. Class H	5,211,000	$2,312,072
China Construction Bank Corp. Class H	6,480,720	4,990,217
China Life Insurance Co. Ltd. Class H	576,000	1,500,706
Industrial & Commercial Bank of China Ltd. Class H	5,472,000	3,281,866
Ping An Insurance Group Co. of China Ltd. Class H	360,000	1,801,590

		13,886,451
COLOMBIA — 0.09%
Bancolombia SA ADR	10,815	396,694

		396,694
DENMARK — 0.38%
Danske Bank A/S	52,128	1,583,905

		1,583,905
FINLAND — 0.36%
Sampo OYJ Class A	33,552	1,507,216

		1,507,216
FRANCE — 2.82%
AXA SA	132,048	3,340,574
BNP Paribas SA	76,320	4,874,185
Credit Agricole SA	80,928	1,005,527
Societe Generale SA	50,976	2,513,335

		11,733,621
GERMANY — 2.52%
Allianz SE Registered	31,248	5,174,536
Commerzbank AG	70,416	538,169
Deutsche Bank AG Registered[a]	94,464	1,718,719
Deutsche Boerse AGa	11,394	931,862
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	11,232	2,128,305

		10,491,591
HONG KONG — 1.82%
AIA Group Ltd.	835,200	4,712,923
Hang Seng Bank Ltd.	57,600	1,072,039
Hong Kong Exchanges & Clearing Ltd.[b]	75,700	1,788,724

		7,573,686
IRELAND — 0.11%
Bank of Ireland[a]	1,894,032	467,468
Irish Bank Resolution Corp. Ltd.[a]	47,975	1

		467,469

167

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2016

Security	Shares	Value
ITALY — 1.33%
Assicurazioni Generali SpA	91,728	$1,366,111
Banco Popolare SCb	49,647	120,021
Intesa Sanpaolo SpA	956,736	2,448,119
Mediobanca SpA	38,880	318,022
UniCredit SpA	392,544	1,131,974
Unione di Banche Italiane SpA[b]	61,440	169,268

		5,553,515
JAPAN — 5.79%
Dai-ichi Life Holdings Inc.	86,400	1,441,543
Daiwa Securities Group Inc.	144,000	889,297
Mitsubishi UFJ Financial Group Inc.	964,800	5,957,465
Mizuho Financial Group Inc.	1,731,700	3,114,937
MS&AD Insurance Group Holdings Inc.	29,800	925,924
Nomura Holdings Inc.	251,100	1,483,543
ORIX Corp.	86,400	1,351,169
Resona Holdings Inc.	158,400	814,171
Shinsei Bank Ltd.	144,000	241,986
Sompo Holdings Inc.	28,800	977,820
Sumitomo Mitsui Financial Group Inc.	100,800	3,854,486
Sumitomo Mitsui Trust Holdings Inc.	19,327	693,144
Tokio Marine Holdings Inc.	57,600	2,368,497

		24,113,982
MEXICO — 0.22%
Grupo Financiero Banorte SAB de CV	187,200	929,571

		929,571
NETHERLANDS — 1.18%
Aegon NV	96,336	531,219
ING Groep NV	262,353	3,699,704
NN Group NV	19,998	679,086

		4,910,009
NORWAY — 0.23%
DNB ASA	64,080	955,874

		955,874
PERU — 0.19%
Credicorp Ltd.	5,043	796,088

		796,088
SINGAPORE — 1.09%
DBS Group Holdings Ltd.	119,000	1,428,296
Oversea-Chinese Banking Corp. Ltd.	259,200	1,600,377
United Overseas Bank Ltd.	106,400	1,502,430

		4,531,103

Security	Shares	Value
SOUTH KOREA — 0.52%
KB Financial Group Inc. ADR[a]	27,320	$964,123
Shinhan Financial Group Co. Ltd. ADR[a]	32,429	1,220,627

		2,184,750
SPAIN — 2.40%
Banco Bilbao Vizcaya Argentaria SA	447,136	3,024,949
Banco de Sabadell SA	364,250	508,287
Banco Popular Espanol SAb	255,956	247,832
Banco Santander SA	990,853	5,182,662
Bankia SA	296,784	303,955
CaixaBank SA	217,233	719,457

		9,987,142
SWEDEN — 2.12%
Industrivarden AB Class A	8,352	165,668
Industrivarden AB Class C	16,272	304,140
Investor AB Class B	31,968	1,198,193
Kinnevik AB Class B	15,840	380,630
Nordea Bank AB	217,008	2,419,799
Skandinaviska Enskilda Banken AB Class A	115,488	1,214,680
Svenska Handelsbanken AB Class A	103,104	1,436,823
Swedbank AB Class A	70,704	1,714,560

		8,834,493
SWITZERLAND — 3.07%
Baloise Holding AG Registered	3,600	454,450
Credit Suisse Group AG Registered	134,658	1,935,705
Julius Baer Group Ltd.	15,696	698,509
Swiss Life Holding AG Registered	2,304	653,331
Swiss Re AG	22,464	2,132,903
UBS Group AG	261,072	4,097,111
Zurich Insurance Group AG	10,224	2,820,691

		12,792,700
UNITED KINGDOM — 7.34%
3i Group PLC	66,731	580,491
Aberdeen Asset Management PLC	65,427	208,014
Aviva PLC	272,016	1,634,870
Barclays PLC	1,057,968	2,921,112
Direct Line Insurance Group PLC	99,792	455,500
HSBC Holdings PLC	1,357,632	11,019,874
Legal & General Group PLC	397,296	1,215,514
Lloyds Banking Group PLC	4,285,440	3,310,093

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2016

Security	Shares	Value
London Stock Exchange Group PLC	21,168	$762,192
Man Group PLC	124,848	182,499
Old Mutual PLC	334,224	856,115
Provident Financial PLC	10,656	375,130
Prudential PLC	173,508	3,489,280
Royal Bank of Scotland Group PLC[a]	220,896	613,046
RSA Insurance Group PLC	73,440	531,772
Schroders PLC	7,488	277,391
Standard Chartered PLC[a]	186,232	1,527,060
Standard Life PLC	132,978	611,249

		30,571,202
UNITED STATES — 46.64%
Affiliated Managers Group Inc.[a]	3,603	523,516
Aflac Inc.	27,804	1,935,158
Allstate Corp. (The)	25,638	1,900,289
American Express Co.	52,866	3,916,313
American International Group Inc.	65,880	4,302,623
Ameriprise Financial Inc.	10,806	1,198,818
Aon PLC	18,003	2,007,875
Arthur J Gallagher & Co.	12,176	632,665
Assurant Inc.	3,894	361,597
Bank of America Corp.	686,421	15,169,904
Bank of New York Mellon Corp. (The)	72,738	3,446,326
BB&T Corp.	54,294	2,552,904
Berkshire Hathaway Inc. Class Ba	129,891	21,169,635
BlackRock Inc.[c]	8,211	3,124,614
Capital One Financial Corp.	33,156	2,892,529
Charles Schwab Corp. (The)	82,512	3,256,749
Chubb Ltd.	31,680	4,185,562
Cincinnati Financial Corp.	10,515	796,511
Citigroup Inc.	192,474	11,438,730
Citizens Financial Group Inc.	34,704	1,236,504
CME Group Inc.	23,384	2,697,344
Comerica Inc.	11,520	784,627
Discover Financial Services	27,519	1,983,845
E*TRADE Financial Corp.[a]	19,584	678,586
Fifth Third Bancorp.	51,120	1,378,706
Franklin Resources Inc.	23,493	929,853
Goldman Sachs Group Inc. (The)	25,356	6,071,494
Hartford Financial Services Group Inc. (The)	25,935	1,235,803

Security	Shares	Value
Huntington Bancshares Inc./OH	73,018	$965,298
Intercontinental Exchange Inc.	41,334	2,332,064
Invesco Ltd.	27,375	830,558
JPMorgan Chase & Co.	242,823	20,953,197
KeyCorp	74,025	1,352,437
Leucadia National Corp.	22,320	518,940
Lincoln National Corp.	15,552	1,030,631
Loews Corp.	18,294	856,708
M&T Bank Corp.	10,433	1,632,034
Marsh & McLennan Companies Inc.	35,568	2,404,041
MetLife Inc.	74,736	4,027,523
Moody’s Corp.	11,241	1,059,689
Morgan Stanley	98,526	4,162,724
Nasdaq Inc.	8,220	551,726
Navient Corp.	21,744	357,254
Northern Trust Corp.	14,976	1,333,613
People’s United Financial Inc.	19,449	376,533
PNC Financial Services Group Inc. (The)[c]	32,979	3,857,224
Principal Financial Group Inc.	17,856	1,033,148
Progressive Corp. (The)	40,038	1,421,349
Prudential Financial Inc.	29,235	3,042,194
Regions Financial Corp.	83,376	1,197,279
S&P Global Inc.	18,009	1,936,688
State Street Corp.	23,154	1,799,529
SunTrust Banks Inc.	32,991	1,809,556
Synchrony Financial	54,009	1,958,906
T Rowe Price Group Inc.	17,145	1,290,333
Torchmark Corp.	7,632	562,936
Travelers Companies Inc. (The)	19,365	2,370,663
U.S. Bancorp.	107,730	5,534,090
Unum Group	16,128	708,503
Wells Fargo & Co.	306,744	16,904,662
Willis Towers Watson PLC	8,666	1,059,678
XL Group Ltd.	18,159	676,604
Zions BanCorp.	13,680	588,787

		194,306,179

TOTAL COMMON STOCKS
(Cost: $428,346,525)		410,476,027

PREFERRED STOCKS — 1.20%

BRAZIL — 1.16%
Banco Bradesco SA ADR	236,853	2,062,990
Itau Unibanco Holding SA ADR	268,951	2,764,816

		4,827,806

169

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL FINANCIALS ETF

December 31, 2016

Security	Shares	Value
ITALY — 0.04%
Intesa Sanpaolo SpA	72,144	$169,994

		169,994

TOTAL PREFERRED STOCKS
(Cost: $5,335,712)		4,997,800

SHORT-TERM INVESTMENTS — 0.61%

MONEY MARKET FUNDS — 0.61%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	2,287,272	2,287,729
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	255,012	255,012

		2,542,741

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,542,581)		2,542,741

Value

TOTAL INVESTMENTS IN SECURITIES — 100.34%
(Cost: $436,224,818)[g]	$418,016,568
Other Assets, Less Liabilities — (0.34)%	(1,423,142)

NET ASSETS — 100.00%	$416,593,426

ADR  —  American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $441,614,476. Net unrealized depreciation was $23,597,908, of which $21,516,378 represented gross unrealized appreciation on securities and $45,114,286 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	4,692	4,499	(980)	8,211	$3,124,614	$37,352	$11,191
PNC Financial Services Group Inc. (The)	18,676	17,696	(3,393)	32,979	3,857,224	31,514	(28,463)

					$6,981,838	$68,866	$(17,272)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$410,476,026	$—	$1	$410,476,027
Preferred stocks	4,997,800	—	—	4,997,800
Money market funds	2,542,741	—	—	2,542,741

Total	$418,016,567	$—	$1	$418,016,568

170

Schedule of Investments (Unaudited)

iSHARES® GLOBAL HEALTHCARE ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.60%

AUSTRALIA — 1.32%
Cochlear Ltd.	19,839	$1,760,482
CSL Ltd.	161,926	11,773,132
Ramsay Health Care Ltd.	45,091	2,230,021
Sonic Healthcare Ltd.	145,280	2,251,221

		18,014,856
BELGIUM — 0.21%
UCB SA	45,669	2,933,997

		2,933,997
CANADA — 0.06%
Valeant Pharmaceuticals International Inc.[a,b]	59,846	868,873

		868,873
DENMARK — 2.18%
Coloplast A/S Class Bb	39,236	2,650,964
Genmab A/Sa	21,043	3,501,421
Novo Nordisk A/S Class B	656,015	23,701,799

		29,854,184
FRANCE — 3.05%
Essilor International SA	71,143	8,055,338
Sanofi	414,814	33,645,676

		41,701,014
GERMANY — 4.03%
Bayer AG Registered	292,945	30,629,557
Fresenius Medical Care AG & Co. KGaA	75,174	6,378,862
Fresenius SE & Co. KGaA	140,571	11,010,327
Merck KGaA	45,234	4,730,502
QIAGEN NVa,b	83,453	2,348,428

		55,097,676
JAPAN — 4.94%
Astellas Pharma Inc.	749,175	10,428,136
Chugai Pharmaceutical Co. Ltd.	77,900	2,240,790
Daiichi Sankyo Co. Ltd.	228,100	4,676,993
Eisai Co. Ltd.	105,500	6,067,595
Hoya Corp.	138,100	5,814,799
Ono Pharmaceutical Co. Ltd.	189,900	4,160,753
Otsuka Holdings Co. Ltd.	197,100	8,606,596
Shionogi & Co. Ltd.	108,500	5,208,484
Sysmex Corp.	57,600	3,343,353
Taisho Pharmaceutical Holdings Co. Ltd.	19,600	1,630,042
Takeda Pharmaceutical Co. Ltd.	263,000	10,902,431
Terumo Corp.	120,000	4,439,491

		67,519,463

Security	Shares	Value
SWITZERLAND — 9.96%
Actelion Ltd. Registered	38,158	$8,278,486
Lonza Group AG Registered	18,753	3,252,968
Novartis AG Registered	929,821	67,791,347
Roche Holding AG	248,614	56,897,345

		136,220,146
UNITED KINGDOM — 5.93%
AstraZeneca PLC	442,734	24,275,967
GlaxoSmithKline PLC	1,729,544	33,381,660
Shire PLC	318,882	18,456,196
Smith & Nephew PLC	324,157	4,890,647

		81,004,470
UNITED STATES — 67.92%
Abbott Laboratories	522,632	20,074,295
AbbVie Inc.	574,325	35,964,232
Aetna Inc.	124,073	15,386,293
Agilent Technologies Inc.	115,728	5,272,568
Alexion Pharmaceuticals Inc.[a]	79,645	9,744,566
Allergan PLC[a]	133,200	27,973,332
AmerisourceBergen Corp.	59,456	4,648,865
Amgen Inc.	262,849	38,431,152
Anthem Inc.	93,337	13,419,061
Baxter International Inc.	173,575	7,696,316
Becton Dickinson and Co.	75,020	12,419,561
Biogen Inc.[a]	76,845	21,791,705
Boston Scientific Corp.[a]	483,361	10,455,098
Bristol-Myers Squibb Co.	590,449	34,505,840
Cardinal Health Inc.	113,168	8,144,701
Celgene Corp.[a]	273,524	31,660,403
Centene Corp.[a]	60,545	3,421,398
Cerner Corp.[a]	106,725	5,055,563
Cigna Corp.	90,729	12,102,341
Cooper Companies Inc. (The)	17,367	3,038,009
CR Bard Inc.	25,984	5,837,565
Danaher Corp.	213,541	16,622,032
DaVita Inc.[a]	57,193	3,671,791
DENTSPLY SIRONA Inc.	81,450	4,702,109
Edwards Lifesciences Corp.[a]	75,660	7,089,342
Eli Lilly & Co.	343,440	25,260,012
Endo International PLC[a]	70,489	1,160,954
Envision Healthcare Corp.[a,b]	41,646	2,635,775
Express Scripts Holding Co.[a]	218,679	15,042,928
Gilead Sciences Inc.	465,588	33,340,757
HCA Holdings Inc.[a]	104,871	7,762,551
Henry Schein Inc.[a]	28,364	4,303,102
Hologic Inc.[a]	97,945	3,929,553
Humana Inc.	52,579	10,727,693

171

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL HEALTHCARE ETF

December 31, 2016

Security	Shares	Value
Illumina Inc.[a]	51,924	$6,648,349
Intuitive Surgical Inc.[a]	13,696	8,685,592
Johnson & Johnson	959,697	110,566,691
Laboratory Corp. of America Holdings[a]	36,486	4,684,073
Mallinckrodt PLC[a]	38,491	1,917,622
McKesson Corp.	80,291	11,276,871
Medtronic PLC	485,577	34,587,650
Merck & Co. Inc.	974,169	57,349,329
Mettler-Toledo International Inc.[a]	9,216	3,857,449
Mylan NVa	163,301	6,229,933
Patterson Companies Inc.	29,886	1,226,223
PerkinElmer Inc.	39,069	2,037,448
Perrigo Co. PLC	50,384	4,193,460
Pfizer Inc.	2,146,113	69,705,750
Quest Diagnostics Inc.	48,533	4,460,183
Regeneron Pharmaceuticals Inc.[a]	26,800	9,838,012
St. Jude Medical Inc.	100,053	8,023,250
Stryker Corp.	109,651	13,137,286
Thermo Fisher Scientific Inc.	139,701	19,711,811
UnitedHealth Group Inc.	335,982	53,770,559
Universal Health Services Inc. Class B	32,182	3,423,521
Varian Medical Systems Inc.[a,b]	33,200	2,980,696
Vertex Pharmaceuticals Inc.[a]	88,021	6,484,507
Waters Corp.[a]	28,567	3,839,119
Zimmer Biomet Holdings Inc.	71,113	7,338,862
Zoetis Inc.	174,030	9,315,826

		928,581,535

Security	Shares	Value
TOTAL COMMON STOCKS
(Cost: $1,348,644,787)		$1,361,796,214

SHORT-TERM INVESTMENTS — 0.58%

MONEY MARKET FUNDS — 0.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	6,328,607	6,329,872
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	1,524,881	1,524,881

		7,854,753

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,853,807)		7,854,753

TOTAL INVESTMENTS IN SECURITIES — 100.18%
(Cost: $1,356,498,594)[f]		1,369,650,967
Other Assets, Less Liabilities — (0.18)%		(2,444,212)

NET ASSETS — 100.00%		$1,367,206,755

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,368,518,926. Net unrealized appreciation was $1,132,041, of which $114,290,382 represented gross unrealized appreciation on securities and $113,158,341 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,361,796,214	$—	$—	$1,361,796,214
Money market funds	7,854,753	—	—	7,854,753

Total	$1,369,650,967	$—	$—	$1,369,650,967

172

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.71%

AUSTRALIA — 1.46%
Aurizon Holdings Ltd.	107,200	$391,999
Brambles Ltd.	84,400	757,814
Qantas Airways Ltd.	101,001	243,539
Sydney Airport	122,600	531,760
Transurban Group	111,250	831,339

		2,756,451
BRAZIL — 0.12%
Embraer SA ADR	11,850	228,112

		228,112
CANADA — 2.24%
Bombardier Inc. Class Ba	101,500	163,484
Canadian National Railway Co.	39,347	2,651,202
Canadian Pacific Railway Ltd.	7,550	1,078,467
SNC-Lavalin Group Inc.	7,650	329,662

		4,222,815
CHILE — 0.10%
LATAM Airlines Group SA ADR[a]	23,050	188,549

		188,549
DENMARK — 1.21%
AP Moller - Maersk A/S Class A	100	151,357
AP Moller - Maersk A/S Class B	400	639,474
DSV A/S	9,803	436,922
ISS A/S	9,288	314,099
Vestas Wind Systems A/S	11,451	745,581

		2,287,433
FINLAND — 0.77%
Kone OYJ Class B	19,800	889,034
Metso OYJ	6,850	195,798
Wartsila OYJ Abp	8,050	362,385

		1,447,217
FRANCE — 5.60%
Airbus Group SE	30,997	2,054,496
Alstom SAa	8,350	230,528
Bouygues SA	10,200	366,271
Cie. de Saint-Gobain	26,850	1,253,303
Edenred	10,800	214,555
Legrand SA	13,700	779,582
Safran SA	16,800	1,212,389
Schneider Electric SE	30,550	2,130,237
Thales SA	5,300	515,023
Vinci SA	26,450	1,805,009

		10,561,393

Security	Shares	Value
GERMANY — 4.12%
Brenntag AG	8,000	$445,526
Deutsche Lufthansa AG Registered[b]	11,550	149,478
Deutsche Post AG Registered	49,200	1,620,900
GEA Group AG	9,150	368,956
MAN SE	1,300	129,343
Osram Licht AG	4,550	239,116
Siemens AG Registered	39,200	4,829,236

		7,782,555
HONG KONG — 0.82%
CK Hutchison Holdings Ltd.	136,520	1,547,772

		1,547,772
IRELAND — 0.26%
Allegion PLC	5,000	320,000
Ryanair Holdings PLC ADR[a]	2,026	168,685

		488,685
ITALY — 0.81%
Atlantia SpA	24,150	567,012
CNH Industrial NV	50,900	443,721
Leonardo-Finmeccanica SpA[a]	18,345	258,121
Prysmian SpA	10,200	262,506

		1,531,360
JAPAN — 14.91%
ANA Holdings Inc.	175,000	472,328
Asahi Glass Co. Ltd.	55,000	375,359
Central Japan Railway Co.	10,100	1,665,221
Dai Nippon Printing Co. Ltd.	31,000	306,983
Daikin Industries Ltd.	15,000	1,380,589
East Japan Railway Co.	20,000	1,731,899
FANUC Corp.	10,000	1,698,890
ITOCHU Corp.	80,000	1,064,517
Japan Airlines Co. Ltd.	20,000	585,587
JGC Corp.	15,000	273,160
Kajima Corp.	50,000	346,808
Kawasaki Heavy Industries Ltd.	100,000	314,657
Kintetsu Group Holdings Co. Ltd.	100,000	382,389
Komatsu Ltd.	50,000	1,134,951
Kubota Corp.	60,000	858,319
LIXIL Group Corp.	15,000	341,321
Makita Corp.	6,300	422,935
Marubeni Corp.	95,000	539,855
Mitsubishi Corp.	80,000	1,707,892
Mitsubishi Electric Corp.	110,000	1,536,803
Mitsubishi Heavy Industries Ltd.	170,000	776,285
Mitsui & Co. Ltd.	95,000	1,308,912

173

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2016

Security	Shares	Value
NGK Insulators Ltd.	15,000	$291,551
Nidec Corp.	13,700	1,184,589
Nippon Express Co. Ltd.	50,000	269,645
NSK Ltd.	25,000	290,222
Obayashi Corp.	40,000	383,075
Odakyu Electric Railway Co. Ltd.	16,000	317,298
Recruit Holdings Co. Ltd.	25,000	1,005,273
Secom Co. Ltd.	10,000	732,885
Shimizu Corp.	50,000	458,267
SMC Corp./Japan	3,300	789,527
Sumitomo Corp.	64,000	754,765
Taisei Corp.	55,000	385,733
Tokyu Corp.	50,000	368,243
Toppan Printing Co. Ltd.	33,000	315,754
TOTO Ltd.	8,100	321,194
West Japan Railway Co.	10,000	614,995
Yamato Holdings Co. Ltd.	20,000	407,511

		28,116,187
MEXICO — 0.15%
Alfa SAB de CV	225,000	280,683

		280,683
NETHERLANDS — 1.82%
Koninklijke Philips NV	48,800	1,492,682
PostNL NVa	21,400	92,363
Randstad Holding NV	6,700	364,154
RELX NV	54,600	920,854
Wolters Kluwer NV	15,538	564,099

		3,434,152
SINGAPORE — 0.44%
Jardine Matheson Holdings Ltd.	15,000	828,750

		828,750
SPAIN — 1.08%
Abertis Infraestructuras SA	30,750	431,204
ACS Actividades de Construccion y Servicios SA	10,500	332,468
Aena SAc	3,900	533,319
Ferrovial SA	27,721	496,912
International Consolidated Airlines Group SA	44,150	240,528

		2,034,431
SWEDEN — 2.94%
Alfa Laval AB	14,550	241,523
Assa Abloy AB	51,000	949,310
Atlas Copco AB Class A	34,750	1,061,480

Security	Shares	Value
Atlas Copco AB Class B	18,543	$507,429
Sandvik AB	57,600	714,563
Securitas AB Class B	16,100	254,138
Skanska AB Class B	20,350	481,836
SKF AB Class B	19,200	354,217
Volvo AB Class B	83,200	974,449

		5,538,945
SWITZERLAND — 2.68%
ABB Ltd. Registered	102,042	2,156,602
Adecco Group AG Registered	8,900	583,643
Geberit AG Registered	1,900	763,103
Kuehne + Nagel International AG Registered	2,950	390,682
Schindler Holding AG Participation Certificates	2,400	424,106
Schindler Holding AG Registered	750	131,279
SGS SA Registered	300	611,600

		5,061,015
UNITED KINGDOM — 4.82%
Aggreko PLC	13,450	152,567
Ashtead Group PLC	25,943	506,492
Babcock International Group PLC	25,700	302,636
BAE Systems PLC	163,200	1,192,807
Bunzl PLC	16,992	442,809
Capita PLC	35,590	233,517
Cobham PLC	88,900	179,823
DCC PLC	4,500	335,850
easyJet PLC	13,654	169,559
Experian PLC	49,600	964,676
G4S PLC	80,650	234,190
Hays PLC	71,500	131,817
IMI PLC	14,939	191,977
Intertek Group PLC	8,246	354,685
RELX PLC	56,601	1,013,416
Rentokil Initial PLC	88,678	243,475
Rolls-Royce Holdings PLC	96,250	794,461
Smiths Group PLC	20,400	356,935
Travis Perkins PLC	13,150	235,932
Weir Group PLC (The)	11,500	268,568
Wolseley PLC	12,747	781,556

		9,087,748
UNITED STATES — 53.36%
3M Co.	30,650	5,473,170
Acuity Brands Inc.	2,250	519,435
Alaska Air Group Inc.	6,300	558,999

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2016

Security	Shares	Value
American Airlines Group Inc.	26,682	$1,245,783
AMETEK Inc.	12,000	583,200
Arconic Inc.	22,623	419,430
Boeing Co. (The)	29,300	4,561,424
Caterpillar Inc.	29,900	2,772,926
CH Robinson Worldwide Inc.	7,197	527,252
Cintas Corp.	4,350	502,686
CSX Corp.	47,800	1,717,454
Cummins Inc.	7,900	1,079,693
Deere & Co.	14,750	1,519,840
Delta Air Lines Inc.	37,850	1,861,841
Dover Corp.	7,950	595,694
Dun & Bradstreet Corp. (The)	1,850	224,442
Eaton Corp. PLC	23,050	1,546,424
Emerson Electric Co.	32,950	1,836,962
Equifax Inc.	6,197	732,671
Expeditors International of Washington Inc.	9,150	484,584
Fastenal Co.	14,800	695,304
FedEx Corp.	12,500	2,327,500
Flowserve Corp.	6,950	333,948
Fluor Corp.	7,150	375,518
Fortive Corp.	15,274	819,145
Fortune Brands Home & Security Inc.	7,954	425,221
General Dynamics Corp.	14,500	2,503,570
General Electric Co.	451,050	14,253,180
Honeywell International Inc.	38,800	4,494,980
Illinois Tool Works Inc.	16,050	1,965,483
Ingersoll-Rand PLC	13,150	986,776
Jacobs Engineering Group Inc.[a]	6,150	350,550
JB Hunt Transport Services Inc.	4,500	436,815
Johnson Controls International PLC	47,717	1,965,463
Kansas City Southern	5,550	470,918
L3 Technologies Inc.	3,900	593,229
Lockheed Martin Corp.	12,836	3,208,230
Masco Corp.	16,950	535,959
Nielsen Holdings PLC	17,200	721,540
Norfolk Southern Corp.	14,900	1,610,243
Northrop Grumman Corp.	8,900	2,069,962
PACCAR Inc.	18,050	1,153,395
Parker-Hannifin Corp.	6,800	952,000
Pentair PLC	8,700	487,809
Pitney Bowes Inc.	9,850	149,622
Quanta Services Inc.[a]	7,600	264,860
Raytheon Co.	14,900	2,115,800
Republic Services Inc.	11,300	644,665
Robert Half International Inc.	6,651	324,436
Rockwell Automation Inc.	6,600	887,040

Security	Shares	Value
Rockwell Collins Inc.	6,550	$607,578
Roper Technologies Inc.	5,150	942,862
Ryder System Inc.	2,750	204,710
Snap-on Inc.	2,950	505,247
Southwest Airlines Co.	31,600	1,574,944
Stanley Black & Decker Inc.	7,650	877,378
Stericycle Inc.[a]	4,450	342,828
Textron Inc.	13,700	665,272
TransDigm Group Inc.	2,550	634,848
Union Pacific Corp.	42,050	4,359,744
United Continental Holdings Inc.[a]	14,850	1,082,268
United Parcel Service Inc. Class B	35,197	4,034,984
United Rentals Inc.[a]	4,350	459,273
United Technologies Corp.	39,000	4,275,180
Verisk Analytics Inc. Class Aa	7,897	640,999
Waste Management Inc.	20,500	1,453,655
WW Grainger Inc.	2,800	650,300
Xylem Inc./NY	9,050	448,156

		100,647,297

TOTAL COMMON STOCKS
(Cost: $175,857,091)		188,071,550

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	158,530	158,561
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	157,405	157,405

		315,966

TOTAL SHORT-TERM INVESTMENTS
(Cost: $315,935)		315,966

TOTAL INVESTMENTS IN SECURITIES — 99.88%
(Cost: $176,173,026)[g]		188,387,516
Other Assets, Less Liabilities — 0.12%		225,188

NET ASSETS — 100.00%		$188,612,704

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $177,977,390. Net unrealized appreciation was $10,410,126, of which $24,159,159 represented gross unrealized appreciation on securities and $13,749,033 represented gross unrealized depreciation on securities.

175

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INDUSTRIALS ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$188,071,550	$—	$—	$188,071,550
Money market funds	315,966	—	—	315,966

Total	$188,387,516	$—	$—	$188,387,516

176

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFRASTRUCTURE ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.75%

AUSTRALIA — 7.92%
Macquarie Atlas Roads Group	2,407,182	$8,802,353
Qube Holdings Ltd.	6,498,330	11,481,273
Sydney Airport	5,837,334	25,318,608
Transurban Group	9,234,912	69,009,824

		114,612,058
BRAZIL — 1.21%
Cia. de Saneamento Basico do Estado de Sao Paulo ADR	280,814	2,437,466
CPFL Energia SA ADR	265,716	4,092,026
Ultrapar Participacoes SA ADR	530,919	11,011,260

		17,540,752
CANADA — 9.25%
AltaGas Ltd.	204,363	5,166,031
Enbridge Inc.	1,169,736	49,282,341
Inter Pipeline Ltd.	420,710	9,298,568
Pembina Pipeline Corp.	489,425	15,313,577
TransCanada Corp.	1,001,376	45,205,848
Veresen Inc.	390,727	3,819,717
Westshore Terminals Investment Corp.	298,422	5,761,266

		133,847,348
CHILE — 0.18%
Enel Americas SA ADR	312,930	2,569,155

		2,569,155
CHINA — 3.56%
Beijing Capital International Airport Co. Ltd. Class H	7,478,000	7,561,768
Beijing Enterprises Water Group Ltd.[a]	3,666,000	2,439,855
China Gas Holdings Ltd.[a]	1,794,000	2,434,221
China Merchants Port Holdings Co. Ltd.[a]	3,826,000	9,494,494
China Resources Power Holdings Co. Ltd.	1,557,600	2,475,076
COSCO SHIPPING Ports Ltd.	8,388,000	8,427,867
Guangdong Investment Ltd.	2,230,000	2,945,280
Jiangsu Expressway Co. Ltd. Class H	6,588,000	8,327,248
Shenzhen International Holdings Ltd.	5,031,500	7,333,271

		51,439,080

Security	Shares	Value
FRANCE — 4.39%
Aeroports de Paris	173,503	$18,629,632
Engie SA	1,324,554	16,932,528
Groupe Eurotunnel SE Registered	2,927,268	27,892,799

		63,454,959
GERMANY — 1.61%
E.ON SE	1,640,983	11,596,539
Fraport AG Frankfurt Airport Services Worldwide	196,542	11,644,191

		23,240,730
HONG KONG — 1.05%
CLP Holdings Ltd.	1,647,000	15,135,622

		15,135,622
ITALY — 6.21%
Atlantia SpA	2,501,610	58,734,636
Enel SpA	6,329,083	27,957,413
Societa Iniziative Autostradali e Servizi SpA	361,731	3,090,440

		89,782,489
JAPAN — 2.89%
Japan Airport Terminal Co. Ltd.[a]	366,000	13,258,027
Kamigumi Co. Ltd.	1,288,000	12,301,899
Mitsubishi Logistics Corp.	856,000	12,131,590
Sumitomo Warehouse Co. Ltd. (The)	791,000	4,191,178

		41,882,694
MEXICO — 2.20%
Grupo Aeroportuario del Pacifico SAB de CV ADR	197,700	16,314,204
Grupo Aeroportuario del Sureste SAB de CV Series B ADR	107,604	15,483,140

		31,797,344
NETHERLANDS — 0.27%
Koninklijke Vopak NV	83,958	3,973,892

		3,973,892
NEW ZEALAND — 1.66%
Auckland International Airport Ltd.	4,944,660	21,549,446
Z Energy Ltd.	500,688	2,534,682

		24,084,128
SINGAPORE — 1.62%
Hutchison Port Holdings Trust[a]	27,925,800	12,147,723
SATS Ltd.[a]	3,375,000	11,330,207

		23,477,930

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

December 31, 2016

Security	Shares	Value
SPAIN — 8.93%
Abertis Infraestructuras SA	3,109,170	$43,599,582
Aena SAb	391,254	53,503,332
Iberdrola SA	4,892,344	32,168,685

		129,271,599
SWITZERLAND — 1.28%
Flughafen Zuerich AG	99,918	18,570,876

		18,570,876
UNITED KINGDOM — 5.75%
BBA Aviation PLC	4,769,118	16,694,750
Centrica PLC	4,487,526	12,980,866
National Grid PLC	3,206,979	37,709,072
SSE PLC	823,533	15,803,299

		83,187,987
UNITED STATES — 39.77%
American Electric Power Co. Inc.	402,234	25,324,653
Cheniere Energy Inc.[a,c]	295,728	12,252,011
Consolidated Edison Inc.	248,880	18,337,478
Dominion Resources Inc./VA	512,400	39,244,716
Duke Energy Corp.	564,006	43,778,146
Edison International	266,448	19,181,592
Eversource Energy	259,351	14,323,956
Exelon Corp.	756,156	26,835,976
Kinder Morgan Inc./DE	2,404,254	49,792,100
Macquarie Infrastructure Corp.	398,940	32,593,398
NextEra Energy Inc.	382,535	45,697,631
ONEOK Inc.	263,323	15,117,373
PG&E Corp.	407,805	24,782,310
PPL Corp.	555,729	18,922,573
Public Service Enterprise Group Inc.	414,678	18,196,071
Sempra Energy	204,594	20,590,340
Southern Co. (The)	800,442	39,373,742
Spectra Energy Corp.	878,034	36,078,417
Targa Resources Corp.	208,663	11,699,734
WEC Energy Group Inc.	258,396	15,154,925
Wesco Aircraft Holdings Inc.[c]	311,466	4,656,417
Williams Companies Inc. (The)	856,074	26,658,144
Xcel Energy Inc.	415,044	16,892,291

		575,483,994

TOTAL COMMON STOCKS
(Cost: $1,454,045,734)		1,443,352,637

Security	Shares	Value
SHORT-TERM INVESTMENTS — 2.06%

MONEY MARKET FUNDS — 2.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	29,522,804	$29,528,708
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	329,128	329,128

		29,857,836

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,856,539)		29,857,836

TOTAL INVESTMENTS IN SECURITIES — 101.81%
(Cost: $1,483,902,273)[g]		1,473,210,473

Other Assets, Less Liabilities — (1.81)%		(26,231,076)

NET ASSETS — 100.00%		$1,446,979,397

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,503,246,821. Net unrealized depreciation was $30,036,348, of which $74,096,983 represented gross unrealized appreciation on securities and $104,133,331 represented gross unrealized depreciation on securities.

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFRASTRUCTURE ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,443,352,637	$—	$—	$1,443,352,637
Money market funds	29,857,836	—	—	29,857,836

Total	$1,473,210,473	$—	$—	$1,473,210,473

179

Schedule of Investments (Unaudited)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 98.73%

AUSTRALIA — 7.60%
Amcor Ltd./Australia	205,868	$2,228,581
BHP Billiton Ltd.	563,248	10,220,666
Incitec Pivot Ltd.	297,353	775,128
James Hardie Industries PLC	78,859	1,254,526
Newcrest Mining Ltd.	140,705	2,063,161
Orica Ltd.	65,377	836,962
Rio Tinto Ltd.	73,937	3,206,912
South32 Ltd.	931,007	1,853,891

		22,439,827
AUSTRIA — 0.26%
Voestalpine AG	19,581	770,153

		770,153
BELGIUM — 0.84%
Solvay SA	13,054	1,533,146
Umicore SA	16,478	941,136

		2,474,282
BRAZIL — 0.59%
Vale SA ADR[a]	227,268	1,731,782

		1,731,782
CANADA — 6.77%
Agnico Eagle Mines Ltd.	40,660	1,711,537
Agrium Inc.	23,968	2,412,081
Barrick Gold Corp.	207,901	3,331,563
Eldorado Gold Corp.[b]	93,210	300,263
First Quantum Minerals Ltd.	120,054	1,195,124
Franco-Nevada Corp.	32,528	1,947,241
Goldcorp Inc.	153,545	2,092,989
Kinross Gold Corp.[b]	224,807	702,391
Potash Corp. of Saskatchewan Inc.	146,376	2,651,261
Silver Wheaton Corp.	78,966	1,527,443
Teck Resources Ltd. Class B	80,999	1,622,939
Yamana Gold Inc.	173,126	486,697

		19,981,529
CHILE — 0.32%
Empresas CMPC SA	232,063	474,461
Sociedad Quimica y Minera de Chile SA ADR	15,943	456,767

		931,228
DENMARK — 0.80%
Chr Hansen Holding A/S	17,441	967,604
Novozymes A/S Class B	40,339	1,393,358

		2,360,962

Security	Shares	Value
FINLAND — 1.16%
Stora Enso OYJ Class R	102,720	$1,106,191
UPM-Kymmene OYJ	94,160	2,318,018

		3,424,209
FRANCE — 3.85%
Air Liquide SA	68,480	7,631,023
ArcelorMittal[b]	333,305	2,466,499
Arkema SA	12,733	1,248,196

		11,345,718
GERMANY — 9.35%
BASF SE	161,891	15,079,332
HeidelbergCement AG	22,363	2,090,549
K+S AG Registered[a]	33,812	809,198
Lanxess AG	15,943	1,048,470
Linde AG	32,742	5,390,855
Symrise AG	21,935	1,337,951
ThyssenKrupp AG	76,933	1,837,125

		27,593,480
IRELAND — 2.05%
CRH PLC	146,162	5,080,487
Smurfit Kappa Group PLC	42,265	971,599

		6,052,086
JAPAN — 9.40%
Asahi Kasei Corp.	214,000	1,870,562
JFE Holdings Inc.	96,300	1,469,662
Kobe Steel Ltd.[b]	64,200	614,836
Kuraray Co. Ltd.	53,500	805,470
Mitsubishi Chemical Holdings Corp.	235,400	1,529,843
Mitsubishi Materials Corp.	21,600	664,843
Mitsui Chemicals Inc.	214,000	963,261
Nippon Paint Holdings Co. Ltd.	32,100	876,568
Nippon Steel & Sumitomo Metal Corp.	160,529	3,588,109
Nitto Denko Corp.	32,500	2,499,185
Oji Holdings Corp.	107,000	436,678
Shin-Etsu Chemical Co. Ltd.	74,900	5,822,594
Sumitomo Chemical Co. Ltd.	321,000	1,530,210
Sumitomo Metal Mining Co. Ltd.	107,000	1,382,510
Taiheiyo Cement Corp.	214,000	678,870
Toray Industries Inc.	321,000	2,604,109
Toyo Seikan Group Holdings Ltd.	21,400	400,350

		27,737,660
MEXICO — 1.22%
Cemex SAB de CV CPO[b]	2,471,815	1,984,507
Grupo Mexico SAB de CV Series B	588,500	1,611,973

		3,596,480

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2016

Security	Shares	Value
NETHERLANDS — 1.57%
Akzo Nobel NV	43,549	$2,727,979
Koninklijke DSM NV	31,672	1,902,808

		4,630,787
NORWAY — 0.80%
Norsk Hydro ASA	239,252	1,147,938
Yara International ASA	31,030	1,225,670

		2,373,608
PERU — 0.30%
Southern Copper Corp.	28,141	898,824

		898,824
SOUTH KOREA — 1.59%
LG Chem Ltd.	7,704	1,664,799
POSCO	14,134	3,013,334

		4,678,133
SWEDEN — 0.42%
Boliden AB	47,615	1,246,902

		1,246,902
SWITZERLAND — 5.47%
Clariant AG Registered	48,043	830,536
Givaudan SA Registered	1,284	2,357,401
LafargeHolcim Ltd. Registered	84,102	4,439,487
Sika AG Bearer	428	2,060,093
Syngenta AG Registered	16,264	6,440,950

		16,128,467
TAIWAN — 2.11%
Formosa Chemicals & Fibre Corp.	642,100	1,918,590
Formosa Plastics Corp.	856,720	2,371,139
Nan Ya Plastics Corp.	880,940	1,946,164

		6,235,893
UNITED KINGDOM — 9.60%
Anglo American PLC[b]	248,989	3,568,892
Antofagasta PLC[a]	72,760	606,865
BHP Billiton PLC	375,677	6,064,839
Glencore PLC[b]	2,142,782	7,343,472
Johnson Matthey PLC	36,273	1,426,195
Randgold Resources Ltd.	11,172	885,570
Rio Tinto PLC	216,033	8,431,334

		28,327,167
UNITED STATES — 32.66%
Air Products & Chemicals Inc.	37,985	5,463,003
Albemarle Corp.	19,688	1,694,743
Avery Dennison Corp.	15,943	1,119,517
Ball Corp.	30,923	2,321,390
CF Industries Holdings Inc.	41,302	1,300,187
Dow Chemical Co. (The)	197,201	11,283,841
Eastman Chemical Co.	25,894	1,947,488

Security	Shares	Value
Ecolab Inc.	46,010	$5,393,292
EI du Pont de Nemours & Co.	153,010	11,230,934
FMC Corp.	23,326	1,319,319
Freeport-McMoRan Inc.[b]	215,070	2,836,773
International Flavors & Fragrances Inc.	13,910	1,639,015
International Paper Co.	72,653	3,854,968
LyondellBasell Industries NV Class A	58,743	5,038,975
Martin Marietta Materials Inc.	11,235	2,488,890
Monsanto Co.	77,147	8,116,636
Mosaic Co. (The)	61,846	1,813,943
Newmont Mining Corp.	97,584	3,324,687
Nucor Corp.	56,710	3,375,379
PPG Industries Inc.	46,438	4,400,465
Praxair Inc.	50,076	5,868,406
Sealed Air Corp.	34,454	1,562,144
Sherwin-Williams Co. (The)	14,124	3,795,684
Vulcan Materials Co.	23,326	2,919,249
WestRock Co.	44,405	2,254,442

		96,363,370

TOTAL COMMON STOCKS
(Cost: $348,121,457)		291,322,547

PREFERRED STOCKS — 0.97%

BRAZIL — 0.97%
Gerdau SA ADR	155,364	487,843
Vale SA ADR	346,038	2,384,202

		2,872,045

TOTAL PREFERRED STOCKS
(Cost: $9,738,093)		2,872,045

SHORT-TERM INVESTMENTS — 0.67%

MONEY MARKET FUNDS — 0.67%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	1,926,226	1,926,612
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	37,975	37,975

		1,964,587

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,964,478)		1,964,587

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL MATERIALS ETF

December 31, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 100.37%
(Cost: $359,824,028)[f]	$296,159,179
Other Assets, Less Liabilities — (0.37)%	(1,091,900)

NET ASSETS — 100.00%	$295,067,279

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $368,555,329. Net unrealized depreciation was $72,396,150, of which $22,651,467 represented gross unrealized appreciation on securities and $95,047,617 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$291,322,547	$—	$—	$291,322,547
Preferred stocks	2,872,045	—	—	2,872,045
Money market funds	1,964,587	—	—	1,964,587

Total	$296,159,179	$—	$—	$296,159,179

182

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TECH ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.80%

AUSTRALIA — 0.09%
Computershare Ltd.	109,744	$990,142

		990,142
BRAZIL — 0.15%
Cielo SA	194,043	1,662,783

		1,662,783
CANADA — 0.50%
BlackBerry Ltd.[a,b]	99,259	683,907
CGI Group Inc. Class Aa	57,371	2,756,786
Constellation Software Inc./Canada	4,218	1,919,008

		5,359,701
CHINA — 2.62%
Tencent Holdings Ltd.[b]	1,144,600	28,005,471

		28,005,471
FINLAND — 0.56%
Nokia OYJ	1,226,150	5,933,576

		5,933,576
FRANCE — 0.82%
Atos SE	19,338	2,044,775
Capgemini SA	34,144	2,886,473
Dassault Systemes SE	29,046	2,217,759
STMicroelectronics NV New	141,232	1,608,816

		8,757,823
GERMANY — 2.08%
Infineon Technologies AG	239,536	4,171,261
SAP SE	206,533	18,039,386

		22,210,647
JAPAN — 5.08%
Canon Inc.	252,200	7,124,782
FUJIFILM Holdings Corp.	97,000	3,688,387
Fujitsu Ltd.	388,000	2,160,638
Hirose Electric Co. Ltd.	5,355	665,272
Hitachi Ltd.	970,000	5,256,055
Keyence Corp.	8,460	5,817,225
Konica Minolta Inc.	135,800	1,351,771
Kyocera Corp.	77,600	3,866,860
Murata Manufacturing Co. Ltd.	42,700	5,729,455
NEC Corp.	528,000	1,403,352
Nintendo Co. Ltd.	24,100	5,070,639
NTT Data Corp.	26,000	1,259,485
Omron Corp.	43,900	1,688,100
Ricoh Co. Ltd.	155,200	1,314,679

Security	Shares	Value
Rohm Co. Ltd.	19,400	$1,119,407
TDK Corp.	25,200	1,737,111
Tokyo Electron Ltd.	38,800	3,674,249
Yahoo Japan Corp.	329,800	1,269,603

		54,197,070
NETHERLANDS — 1.07%
ASML Holding NV	92,100	10,360,245
Gemalto NV	17,654	1,022,641

		11,382,886
SOUTH KOREA — 4.02%
NAVER Corp.	5,673	3,640,151
Samsung Electronics Co. Ltd.	23,284	34,739,003
SK Hynix Inc.	122,220	4,523,294

		42,902,448
SPAIN — 0.39%
Amadeus IT Holding SA Class A	92,150	4,195,917

		4,195,917
SWEDEN — 0.53%
Hexagon AB Class B	53,488	1,916,468
Telefonaktiebolaget LM Ericsson Class B	637,678	3,755,341

		5,671,809
TAIWAN — 3.04%
Hon Hai Precision Industry Co. Ltd.	3,054,473	7,979,976
MediaTek Inc.	388,000	2,606,410
Taiwan Semiconductor Manufacturing Co. Ltd.	3,880,600	21,853,886

		32,440,272
UNITED KINGDOM — 0.18%
Sage Group PLC (The)	233,521	1,890,003

		1,890,003
UNITED STATES — 78.67%
Accenture PLC Class A	130,174	15,247,281
Activision Blizzard Inc.	143,754	5,190,957
Adobe Systems Inc.[a]	104,761	10,785,145
Akamai Technologies Inc.[a]	36,472	2,431,953
Alliance Data Systems Corp.	12,222	2,792,727
Alphabet Inc. Class Aa	62,080	49,195,296
Alphabet Inc. Class Ca	62,274	48,064,319
Amphenol Corp. Class A	65,184	4,380,365
Analog Devices Inc.	64,602	4,691,397
Apple Inc.	1,118,992	129,601,653
Applied Materials Inc.	228,338	7,368,467
Autodesk Inc.[a,b]	41,547	3,074,893

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

December 31, 2016

Security	Shares	Value
Automatic Data Processing Inc.	94,672	$9,730,388
Broadcom Ltd.	83,420	14,746,153
CA Inc.	64,299	2,042,779
Cisco Systems Inc.	1,050,898	31,758,138
Citrix Systems Inc.[a]	33,123	2,958,215
Cognizant Technology Solutions Corp. Class Aa	127,458	7,141,472
Corning Inc.	200,014	4,854,340
CSRA Inc.	30,788	980,290
eBay Inc.[a]	218,832	6,497,122
Electronic Arts Inc.[a]	63,438	4,996,377
F5 Networks Inc.[a]	13,969	2,021,594
Facebook Inc. Class Aa	491,014	56,491,161
Fidelity National Information Services Inc.	68,676	5,194,653
First Solar Inc.[a,b]	15,908	510,488
Fiserv Inc.[a]	45,784	4,865,924
FLIR Systems Inc.	28,712	1,039,087
Global Payments Inc.	32,592	2,262,211
Harris Corp.	26,579	2,723,550
Hewlett Packard Enterprise Co.	349,976	8,098,445
HP Inc.	359,482	5,334,713
Intel Corp.	992,310	35,991,084
International Business Machines Corp.	181,390	30,108,926
Intuit Inc.	51,422	5,893,475
Juniper Networks Inc.	79,658	2,251,135
KLA-Tencor Corp.	32,592	2,564,339
Lam Research Corp.	33,900	3,584,247
Linear Technology Corp.	48,888	3,048,167
MasterCard Inc. Class A	200,208	20,671,476
Microchip Technology Inc.	45,396	2,912,153
Micron Technology Inc.[a]	216,698	4,750,020
Microsoft Corp.	1,631,734	101,395,951
Motorola Solutions Inc.	34,668	2,873,631
NetApp Inc.	58,200	2,052,714
NVIDIA Corp.	113,022	12,063,968
Oracle Corp.	627,784	24,138,295
Paychex Inc.	67,073	4,083,404
PayPal Holdings Inc.[a]	235,516	9,295,816
Qorvo Inc.[a]	26,772	1,411,688
QUALCOMM Inc.	309,818	20,200,134
Red Hat Inc.[a]	38,218	2,663,795
salesforce.com inc.[a]	134,385	9,199,997
Seagate Technology PLC	62,080	2,369,594

Security	Shares	Value
Skyworks Solutions Inc.	38,994	$2,911,292
Symantec Corp.	130,314	3,113,201
TE Connectivity Ltd.	74,108	5,134,202
Teradata Corp.[a]	27,497	747,093
Texas Instruments Inc.	209,328	15,274,664
Total System Services Inc.	35,116	1,721,737
VeriSign Inc.[a,b]	19,400	1,475,758
Visa Inc. Class A	392,074	30,589,613
Western Digital Corp.	60,088	4,082,980
Western Union Co. (The)	101,850	2,212,182
Xerox Corp.	174,896	1,526,842
Xilinx Inc.	52,382	3,162,301
Yahoo! Inc.[a]	184,248	7,124,870

		839,672,297

TOTAL COMMON STOCKS
(Cost: $848,209,451)		1,065,272,845

SHORT-TERM INVESTMENTS — 0.60%

MONEY MARKET FUNDS — 0.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	5,674,047	5,675,181
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	704,920	704,920

		6,380,101

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,379,597)		6,380,101

TOTAL INVESTMENTS IN SECURITIES — 100.40%
(Cost: $854,589,048)[f]		1,071,652,946
Other Assets, Less Liabilities — (0.40)%		(4,296,322)

NET ASSETS — 100.00%		$1,067,356,624

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $862,169,326. Net unrealized appreciation was $209,483,620, of which $254,186,314 represented gross unrealized appreciation on securities and $44,702,694 represented gross unrealized depreciation on securities.

184

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TECH ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,065,272,845	$—	$—	$1,065,272,845
Money market funds	6,380,101	—	—	6,380,101

Total	$1,071,652,946	$—	$—	$1,071,652,946

185

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TELECOM ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.34%

AUSTRALIA — 3.56%
Telstra Corp. Ltd.	2,952,341	$10,902,727

		10,902,727
BELGIUM — 0.33%
Proximus SADP	35,097	1,012,828

		1,012,828
CANADA — 5.69%
BCE Inc.	215,134	9,309,292
Rogers Communications Inc. Class B	88,538	3,419,248
TELUS Corp.	147,629	4,706,118

		17,434,658
CHINA — 4.73%
China Mobile Ltd.	1,367,000	14,493,129

		14,493,129
DENMARK — 0.34%
TDC A/Sa	200,655	1,032,087

		1,032,087
FRANCE — 2.83%
Orange SA	569,874	8,676,511

		8,676,511
GERMANY — 4.49%
Deutsche Telekom AG Registered	797,534	13,757,809

		13,757,809
ITALY — 0.81%
Telecom Italia SpA/Milano[a]	2,816,654	2,486,614

		2,486,614
JAPAN — 15.64%
KDDI Corp.	447,100	11,344,729
Nippon Telegraph & Telephone Corp.	336,900	14,188,304
NTT DOCOMO Inc.	323,000	7,374,707
SoftBank Group Corp.	225,900	15,039,341

		47,947,081
MEXICO — 1.23%
America Movil SAB de CV	5,957,724	3,768,131

		3,768,131
NETHERLANDS — 1.02%
Koninklijke KPN NV	1,055,218	3,131,957

		3,131,957
NORWAY — 0.83%
Telenor ASA	170,630	2,557,160

		2,557,160
SINGAPORE — 1.63%
Singapore Telecommunications Ltd.	1,978,450	4,998,507

		4,998,507

Security	Shares	Value
SPAIN — 3.23%
Telefonica SA	1,065,726	$9,914,337

		9,914,337
SWEDEN — 1.32%
Millicom International Cellular SA SDR	14,738	631,564
Tele2 AB Class B	87,208	701,247
Telia Co. AB	673,706	2,722,381

		4,055,192
SWITZERLAND — 0.92%
Swisscom AG Registered	6,272	2,814,640

		2,814,640
TAIWAN — 0.96%
Chunghwa Telecom Co. Ltd. ADR	93,208	2,940,712

		2,940,712
UNITED KINGDOM — 8.49%
BT Group PLC	2,169,643	9,836,289
Vodafone Group PLC	6,555,996	16,189,675

		26,025,964
UNITED STATES — 41.29%
AT&T Inc.	1,518,032	64,561,901
CenturyLink Inc.	135,111	3,212,940
Frontier Communications Corp.	290,111	980,575
Level 3 Communications Inc.[a]	72,054	4,060,963
Verizon Communications Inc.	1,007,725	53,792,361

		126,608,740

TOTAL COMMON STOCKS
(Cost: $338,638,391)		304,558,784

PREFERRED STOCKS — 0.35%

ITALY — 0.35%
Telecom Italia SpA/Milano	1,492,260	1,081,311

		1,081,311

TOTAL PREFERRED STOCKS
(Cost: $1,590,305)		1,081,311

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[b,c]	130,082	130,082

		130,082

TOTAL SHORT-TERM INVESTMENTS
(Cost: $130,082)		130,082

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TELECOM ETF

December 31, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 99.73%
(Cost: $340,358,778)[d]	$305,770,177
Other Assets, Less Liabilities — 0.27%	822,212

NET ASSETS — 100.00%	$306,592,389

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $350,804,572. Net unrealized depreciation was $45,034,395, of which $25,264,558 represented gross unrealized appreciation on securities and $70,298,953 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$304,558,784	$—	$—	$304,558,784
Preferred stocks	1,081,311	—	—	1,081,311
Money market funds	130,082	—	—	130,082

Total	$305,770,177	$—	$—	$305,770,177

187

Schedule of Investments (Unaudited)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 96.34%

BRAZIL — 7.40%
Fibria Celulose SA ADR	761,605	$7,319,024
Klabin SA Units	1,501,540	8,175,036

		15,494,060
CANADA — 10.68%
Canfor Corp.[a]	490,165	5,581,313
West Fraser Timber Co. Ltd.	468,390	16,768,505

		22,349,818
FINLAND — 11.12%
Metsa Board OYJ[b]	664,560	4,762,919
Stora Enso OYJ Class R	864,825	9,313,298
UPM-Kymmene OYJ	373,945	9,205,727

		23,281,944
IRELAND — 3.48%
Smurfit Kappa Group PLC	317,330	7,294,869

		7,294,869
JAPAN — 10.38%
Nippon Paper Industries Co. Ltd.	390,000	6,620,654
Oji Holdings Corp.	1,885,000	7,692,888
Sumitomo Forestry Co. Ltd.	559,000	7,419,146

		21,732,688
SOUTH AFRICA — 4.81%
Sappi Ltd.[a]	1,531,335	10,072,657

		10,072,657
SWEDEN — 2.22%
Holmen AB Class B	129,155	4,646,088

		4,646,088
UNITED KINGDOM — 3.66%
Mondi PLC	371,930	7,656,521

		7,656,521
UNITED STATES — 42.59%
CatchMark Timber Trust Inc. Class Ab	260,650	2,934,919
Deltic Timber Corp.	70,915	5,465,419
International Paper Co.	159,120	8,442,907
KapStone Paper and Packaging Corp.	294,905	6,502,655
Packaging Corp. of America	94,510	8,016,338
Potlatch Corp.	271,960	11,327,134
Rayonier Inc.	578,305	15,382,913
Sonoco Products Co.	145,405	7,662,844

Security	Shares	Value
WestRock Co.	159,835	$8,114,823
Weyerhaeuser Co.	508,820	15,310,394

		89,160,346

TOTAL COMMON STOCKS (Cost: $174,189,961)		201,688,991

PREFERRED STOCKS — 3.18%

BRAZIL — 3.18%
Suzano Papel e Celulose SA Class A	1,527,500	6,664,362

		6,664,362

TOTAL PREFERRED STOCKS (Cost: $6,622,046)		6,664,362

SHORT-TERM INVESTMENTS — 0.88%

MONEY MARKET FUNDS — 0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	1,577,892	1,578,208
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	265,613	265,613

		1,843,821

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,843,683)		1,843,821

TOTAL INVESTMENTS IN SECURITIES — 100.40% (Cost: $182,655,690)[f]		210,197,174
Other Assets, Less Liabilities — (0.40)%		(831,118)

NET ASSETS — 100.00%		$209,366,056

ADR —	American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $186,109,245. Net unrealized appreciation was $24,087,929, of which $34,060,145 represented gross unrealized appreciation on securities and $9,972,216 represented gross unrealized depreciation on securities.

188

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL TIMBER & FORESTRY ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$201,688,991	$—	$—	$201,688,991
Preferred stocks	6,664,362	—	—	6,664,362
Money market funds	1,843,821	—	—	1,843,821

Total	$210,197,174	$—	$—	$210,197,174

189

Schedule of Investments (Unaudited)

iSHARES® GLOBAL UTILITIES ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.32%

AUSTRALIA — 1.71%
AGL Energy Ltd.	83,391	$1,333,870
APA Group	138,113	857,065

		2,190,935

BRAZIL — 0.49%
CPFL Energia SA ADR	40,262	620,035

		620,035

CANADA — 1.85%
Emera Inc.	24,688	835,605
Fortis Inc./Canada	49,538	1,531,521

		2,367,126

CHILE — 0.66%
Enel Americas SA ADR	70,589	579,536
Enel Generacion Chile SA ADR	13,617	264,714

		844,250

FINLAND — 0.65%
Fortum OYJ	53,738	825,830

		825,830

FRANCE — 3.69%
Electricite de France SA	39,166	399,884
Engie SA	199,755	2,553,582
Suez	45,942	679,129
Veolia Environnement SA	63,296	1,079,867

		4,712,462

GERMANY — 1.95%
E.ON SE	247,956	1,752,261
RWE AGa	59,737	744,435

		2,496,696

HONG KONG — 4.12%
CLP Holdings Ltd.	243,000	2,233,125
Hong Kong & China Gas Co. Ltd.	910,457	1,613,496
Power Assets Holdings Ltd.	161,000	1,419,339

		5,265,960

ITALY — 4.11%
Enel SpA	954,237	4,215,144
Italgas SpA[a]	60,365	237,999
Terna Rete Elettrica Nazionale SpA	172,768	793,052

		5,246,195

Security	Shares	Value

JAPAN — 3.99%
Chubu Electric Power Co. Inc.	88,900	$1,244,684
Kansai Electric Power Co. Inc. (The)[a]	99,700	1,092,439
Kyushu Electric Power Co. Inc.	58,500	635,984
Osaka Gas Co. Ltd.	257,000	990,673
Tokyo Gas Co. Ltd.	250,000	1,133,665

		5,097,445

PORTUGAL — 0.72%
EDP — Energias de Portugal SA	300,799	918,173

		918,173

SOUTH KOREA — 0.90%
Korea Electric Power Corp. ADR[a]	62,561	1,156,127

		1,156,127

SPAIN — 6.02%
Acciona SA	3,255	240,085
Enagas SA	28,529	725,945
Gas Natural SDG SA	44,327	837,362
Iberdrola SA	739,543	4,862,725
Red Electrica Corp. SA	54,180	1,024,348

		7,690,465

UNITED KINGDOM — 9.26%
Centrica PLC	677,502	1,959,780
National Grid PLC	486,841	5,724,491
Severn Trent PLC	29,498	809,901
SSE PLC	124,716	2,393,255
United Utilities Group PLC	84,311	938,651

		11,826,078

UNITED STATES — 59.20%
AES Corp./VA	81,626	948,494
Alliant Energy Corp.	28,101	1,064,747
Ameren Corp.	29,965	1,571,964
American Electric Power Co. Inc.	60,858	3,831,620
American Water Works Co. Inc.	22,002	1,592,065
CenterPoint Energy Inc.	53,319	1,313,780
CMS Energy Corp.	34,480	1,435,058
Consolidated Edison Inc.	37,644	2,773,610
Dominion Resources Inc./VA	77,540	5,938,789
DTE Energy Co.	22,195	2,186,429
Duke Energy Corp.	85,247	6,616,872
Edison International	40,341	2,904,148

190

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

December 31, 2016

Security	Shares	Value
Entergy Corp.	22,202	$1,631,181
Eversource Energy	39,275	2,169,158
Exelon Corp.	114,136	4,050,687
FirstEnergy Corp.	52,754	1,633,791
NextEra Energy Inc.	57,795	6,904,191
NiSource Inc.	40,606	899,017
NRG Energy Inc.	39,049	478,741
PG&E Corp.	62,472	3,796,423
Pinnacle West Capital Corp.	13,734	1,071,664
PPL Corp.	83,975	2,859,349
Public Service Enterprise Group Inc.	62,550	2,744,694
SCANA Corp.	17,667	1,294,638
Sempra Energy	30,950	3,114,808
Southern Co. (The)	121,171	5,960,401
WEC Energy Group Inc.	38,962	2,285,121
Xcel Energy Inc.	62,729	2,553,070

		75,624,510

TOTAL COMMON STOCKS (Cost: $169,469,680)		126,882,287

PREFERRED STOCKS — 0.19%

BRAZIL — 0.19%
Cia. Energetica de Minas Gerais ADR	104,977	239,347

		239,347

TOTAL PREFERRED STOCKS (Cost: $753,232)		239,347

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[b,c]	201,771	201,771

		201,771

TOTAL SHORT-TERM INVESTMENTS (Cost: $201,771)		201,771

TOTAL INVESTMENTS IN SECURITIES — 99.67% (Cost: $170,424,683)[d]		127,323,405
Other Assets, Less Liabilities — 0.33%		425,712

NET ASSETS — 100.00%		$127,749,117

ADR —	American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $177,562,494. Net unrealized depreciation was $50,239,089, of which $1,154,648 represented gross unrealized appreciation on securities and $51,393,737 represented gross unrealized depreciation on securities.

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL UTILITIES ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$126,882,287	$—	$—	$126,882,287
Preferred stocks	239,347	—	—	239,347
Money market funds	201,771	—	—	201,771

Total	$127,323,405	$—	$—	$127,323,405

192

Schedule of Investments (Unaudited)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.81%

ALABAMA — 0.44%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/17		$175	$179,648
Alabama Water Pollution Control Authority RB
Series B
2.50%, 08/15/17		150	151,103
City of Huntsville AL GO
Series A
4.00%, 09/01/17		290	295,852
State of Alabama GO
Series A
4.00%, 06/01/17		250	253,217

			879,820

ALASKA — 0.68%
Borough of North Slope AK GO
Series A
4.00%, 06/30/17		125	126,929
5.00%, 06/30/17	(NPFGC)	110	112,245
5.00%, 06/30/17	(ETM) (NPFGC)	205	209,100
Municipality of Anchorage AK GO
Series A
4.25%, 08/01/17		100	101,883
Series B
5.00%, 09/01/17	(NPFGC)	125	128,294
Series D
4.25%, 08/01/17	(AMBAC)	100	101,883
State of Alaska GO
Series A
5.00%, 08/01/17		570	583,526

			1,363,860

ARIZONA — 4.44%
Arizona Department of Transportation State Highway Fund Revenue RB
Series A
5.00%, 07/01/17		185	188,824

Security		Principal (000s)	Value
Arizona State University RB
Series A
4.00%, 07/01/17		$130	$132,018
Arizona Transportation Board RB
5.00%, 07/01/17		860	877,871
Series A
4.00%, 07/01/17		150	152,312
City of Chandler AZ GO
3.00%, 07/01/17		100	101,036
City of Glendale AZ GOL
4.00%, 07/01/17		100	101,207
City of Glendale AZ Water & Sewer Revenue RB
5.00%, 07/01/17	(NPFGC)	100	102,052
City of Mesa AZ RB
5.00%, 07/01/17		100	102,027
City of Mesa AZ Utility System Revenue RB
4.00%, 07/01/17	(AGM)	100	101,486
5.25%, 07/01/17	(NPFGC)	105	107,217
5.25%, 07/01/17	(ETM) (NPFGC-FGIC)	90	91,968
City of Phoenix AZ GO Series A
5.00%, 07/01/17		480	489,998
City of Phoenix AZ GOL Series C
4.00%, 07/01/17		150	152,328
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/17		100	101,051
4.00%, 07/01/17	(NPFGC)	175	177,716
5.00%, 07/01/17		400	408,222
5.50%, 07/01/17		325	332,481
Series A
4.00%, 07/01/17		180	182,675
5.00%, 07/01/17		165	168,217
Series B
5.00%, 07/01/17		325	331,753
Series C
5.00%, 07/01/17		310	316,107

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/17		$100	$102,037
City of Tempe AZ GO Series C
5.00%, 07/01/17		250	255,167
City of Tempe AZ RB
5.00%, 07/01/17		240	244,925
County of Maricopa AZ COP
5.00%, 07/01/17		250	254,965
County of Pima AZ Series A
3.00%, 07/01/17		250	252,602
County of Pima AZ GO
4.00%, 07/01/17	(AGM)	100	101,541
Maricopa County Community College District GO
4.00%, 07/01/17		525	533,305
Series C
5.00%, 07/01/17		290	296,041
Maricopa County High School District No. 210-Phoenix GO
5.00%, 07/01/17	(NPFGC)	555	566,389
Maricopa County Unified School District No. 11-Peoria GO
3.00%, 07/01/17		100	101,001
Maricopa County Unified School District No. 4 Mesa GO
Series B
4.00%, 07/01/17	(NPFGC)	90	91,397
Series C
4.00%, 07/01/17		170	172,638
Regional Public Transportation Authority RB Series A
5.00%, 07/01/17		100	102,067
Scottsdale Preserve Authority RB
5.00%, 07/01/17		200	204,104
State of Arizona COP
4.00%, 09/01/17		100	101,952
State of Illinois RB
4.50%, 07/01/17	(AGM)	180	183,253

Security	Principal (000s)	Value
Town of Gilbert AZ GO
5.00%, 07/01/17	$110	$112,263
University of Arizona RB
5.00%, 07/01/17	(AGM)	195	199,011
Wisconsin Department of Transportation RB
4.00%, 06/01/17	300	303,903

8,897,127

ARKANSAS — 0.05%
State of Arkansas GO Series A
5.00%, 06/01/17	100	101,709

101,709

CALIFORNIA — 11.45%
Acalanes Union High School District GO
0.00%, 08/01/17 (NPFGC)	100	99,346
Anaheim Union High School District GO
5.00%, 08/01/17	105	107,486
Berkeley Unified School District/CA GO
4.00%, 08/01/17	150	152,757
Cabrillo Community College District GO
5.00%, 08/01/17	100	102,379
California State Public Works Board RB
Series A
4.00%, 09/01/17	300	305,925
5.00%, 06/01/17	250	254,217
Series C
5.00%, 06/01/17	395	401,664
Series F
5.00%, 09/01/17	200	205,280
Series I
5.00%, 06/01/17	275	279,639
City & County of San Francisco CA GO Series R1
5.00%, 06/15/17	150	152,840

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
City of Cupertino CA COP
2.00%, 07/01/17		$100	$100,520
City of Los Angeles CA GO Series A
4.00%, 09/01/17		250	255,118
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.00%, 06/01/17		625	633,200
5.00%, 06/01/17		200	203,458
City of Pasadena CA Electric Revenue RB
4.00%, 08/01/17		105	106,898
Series A
3.00%, 06/01/17		125	126,110
County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/17		225	229,606
County of Sacramento CA Airport System Revenue RB Series D
3.75%, 07/01/17	(AGM)	380	384,921
East Side Union High School District GO Series B
4.00%, 08/01/17	(AGC)	200	203,604
Eastside Union School District GO Series A
0.00%, 08/01/17	(NPFGC)	250	248,037
Escondido Union School District/CA GO Series B
5.00%, 08/01/17	(NPFGC)	160	163,742
Evergreen School District GO Series A
6.00%, 08/01/17	(AGM)	100	102,920
Fullerton School District GO
4.00%, 08/01/17		145	147,622
Hayward Unified School District GO
4.00%, 08/01/17	(AGM)	100	101,720

Security		Principal (000s)	Value
Long Beach Unified School District GO Series A
5.00%, 08/01/17		$185	$189,423
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/17		420	430,042
5.00%, 08/01/32	(PR 08/01/17) (NPFGC)	300	307,206
Series F
5.00%, 08/01/17		75	76,793
Los Angeles Convention & Exhibit Center Authority RB Series A
5.00%, 08/15/17	(ETM)	210	215,353
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/17		220	224,561
Series B
5.00%, 07/01/17		915	933,899
Los Angeles Department of Water & Power RB
Series A
4.13%, 07/01/17		300	304,857
5.00%, 07/01/17		410	418,434
Series A-1
5.00%, 07/01/17	(AMBAC)	270	275,554
Los Angeles Unified School District/CA GO
Series A-1
4.00%, 07/01/17		570	578,903
5.50%, 07/01/17	(FGIC)	135	138,123
Series B
4.00%, 07/01/17	(AMBAC)	150	152,343
Series C
2.00%, 07/01/17		500	502,805
4.00%, 07/01/17	(AGM)	100	101,562
Series I
5.00%, 07/01/17		100	102,062
Series J
5.00%, 07/01/17		150	153,093

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Series KRY
4.00%, 07/01/17		$100	$101,562
5.00%, 07/01/17		145	147,990
Series KY
5.00%, 07/01/17		320	326,598
M-S-R Public Power Agency RB Series L
5.00%, 07/01/17	(AGM)	100	101,996
Metropolitan Water District of Southern California RB
Series C
4.00%, 07/01/17		135	137,109
Series E
4.00%, 07/01/17		100	101,562
Milpitas Redevelopment Agency Successor Agency TA
4.00%, 09/01/17		75	76,420
Mount San Antonio Community College District GO
0.00%, 08/01/17	(ETM) (NPFGC)	100	99,403
New Haven Unified School District GO
4.00%, 08/01/17		150	152,678
Northern California Power Agency RB
Series A
3.00%, 06/01/17		150	151,319
5.00%, 06/01/17		100	101,668
Oak Grove School District GO Series B
4.00%, 08/01/17		125	127,253
Orange County Public Financing Authority RB
5.00%, 06/01/17	(NPFGC)	225	228,703
Sacramento County Water Financing Authority RB Series A
5.00%, 06/01/17	(NPFGC)	250	254,115
Sacramento Municipal Utility District RB
Series U
3.63%, 08/15/17	(AGM)	220	223,716
5.00%, 08/15/17	(AGM)	655	671,663

Security		Principal (000s)	Value
San Diego County Regional Airport Authority RB Series A
5.00%, 07/01/17		$200	$203,838
San Diego Public Facilities Financing Authority Water Revenue RB Series A
5.00%, 08/01/17	(ETM)	285	291,811
San Diego Unified School District/CA GO Series D-1
5.50%, 07/01/17	(NPFGC)	365	373,442
San Francisco Bay Area Rapid Transit District GO Series C
3.00%, 08/01/17		225	227,650
San Francisco Bay Area Rapid Transit District RB Series A
4.00%, 07/01/17		100	101,557
San Francisco Unified School District GO Series A
5.00%, 06/15/17		260	264,885
San Jose Financing Authority RB Series A
4.00%, 06/01/17		125	126,594
San Juan Unified School District GO Series B
2.00%, 08/01/17		150	150,963
San Mateo County Community College District GO
4.00%, 09/01/17		345	352,124
San Mateo County Transit District RB Series A
5.25%, 06/01/17	(ETM) (NPFGC)	130	132,392
San Mateo Foster City School District/CA GO Series A
2.00%, 08/01/17		175	176,124

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Santa Clara Unified School District GO
5.00%, 07/01/17		$200	$204,124
Santa Margarita-Dana Point Authority RB Series 2014A
5.00%, 08/01/17		100	102,391
Santa Monica Community College District GO Series A
5.00%, 08/01/17		245	250,858
Santa Monica-Malibu Unified School District GO
5.25%, 08/01/17		100	102,526
Southern California Public Power Authority RB
5.00%, 07/01/17		460	469,486
Series A
5.00%, 07/01/17		635	648,063
Southwestern Community College District GO Series B
5.25%, 08/01/17	(NPFGC)	220	225,581
State of California GO
4.00%, 08/01/17		150	152,730
4.00%, 09/01/17		1,065	1,086,992
4.20%, 06/01/17	(SGI)	280	283,934
5.00%, 06/01/17	(SGI)	915	930,912
5.00%, 09/01/17		275	282,510
Series A
4.25%, 07/01/17	(ETM)	30	30,506
5.00%, 07/01/17	(ETM)	1,070	1,092,181
Series B
5.00%, 09/01/17		1,100	1,130,041
West Basin Municipal Water District/CA RB Series A
4.00%, 08/01/17		50	50,878
West Contra Costa Unified School District GO
5.00%, 08/01/17	(AGC)	100	102,362

Security		Principal (000s)	Value
West Valley-Mission Community College District GO Series A
4.00%, 08/01/17		$200	$203,616

			22,928,848

COLORADO — 1.13%
City & County of Denver CO GO Series A
5.00%, 08/01/17		200	204,782
City & County of Denver CO RB Series A
5.00%, 09/01/17	(AGM) (ETM)	350	359,447
County of Boulder CO RB
5.00%, 07/15/17		50	51,108
New Haven Unified School District RB Series GG
4.50%, 06/01/17	(AGM)	70	71,075
Regional Transportation District COP Series A
5.00%, 06/01/17		300	304,833
University of Colorado RB
Series A
4.00%, 06/01/17		75	75,979
5.00%, 06/01/17		750	762,922
Series B
4.00%, 06/01/17		125	126,631
5.00%, 06/01/17		305	310,255

			2,267,032

CONNECTICUT — 1.57%
City of Danbury CT GO Series B
5.00%, 07/01/17		265	270,438
City of Hartford CT GO Series A
5.25%, 08/15/17	(AMBAC) (ETM)	100	102,690
City of Stamford CT GO Series B
5.00%, 07/01/17		300	306,219

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Connecticut State Health & Educational Facility Authority RB Series A
0.80%, 07/01/48		$100	$99,857
State of Connecticut GO
Series B
5.25%, 06/01/17	(AMBAC)	200	203,538
Series C
5.00%, 06/01/17		1,130	1,148,814
5.00%, 06/15/17		100	101,813
Series E
4.00%, 08/15/17		150	152,724
State of Connecticut Special Tax Revenue ST
Series A
4.00%, 08/01/17	(AMBAC)	180	183,181
Series B
5.25%, 07/01/17	(AMBAC)	480	490,330
University of Connecticut RB Series A
4.00%, 08/15/17		75	76,432

			3,136,036

DELAWARE — 1.07%
City of Wilmington DE GO Series A
5.00%, 06/01/17	(AGM)	100	101,749
County of New Castle DE GO
Series A
5.00%, 07/15/17		130	132,895
5.00%, 07/15/17	(ETM)	70	71,551
Series B
5.00%, 07/15/17		130	132,895
Delaware Transportation Authority RB
5.00%, 07/01/17		290	296,055
5.00%, 09/01/17		120	123,203
Series A
5.00%, 07/01/17		455	464,500
Series A
5.00%, 07/01/17		125	127,610

Security		Principal (000s)	Value
State of Delaware GO
Series A
3.00%, 07/01/17		$130	$131,347
5.00%, 07/01/17		280	285,774
Series B
5.00%, 07/01/17		275	280,671

			2,148,250

DISTRICT OF COLUMBIA — 0.68%
District of Columbia GO
Series B
5.00%, 06/01/17	(AMBAC)	870	885,103
Series C
5.00%, 06/01/17	(AGM)	100	101,736
Series F
5.00%, 06/01/17	(BHAC)	375	381,510

			1,368,349

FLORIDA — 6.15%
County of Hillsborough FL Utility Revenue RB Series A
4.00%, 08/01/17		245	249,214
County of Miami-Dade FL GO
5.00%, 07/01/17		120	122,450
Series B
5.00%, 07/01/17		100	102,042
County of Miami-Dade FL RB
4.50%, 08/01/17	(NPFGC)	100	101,982
5.00%, 08/01/17	(NPFGC)	275	281,251
County of Miami-Dade FL Transit System RB
4.00%, 07/01/17		140	142,072
5.00%, 07/01/17		200	203,962
5.00%, 07/01/17	(AGM)	225	229,457
Series A
3.00%, 07/01/17		100	100,980
County of Palm Beach FL GO
5.00%, 08/01/17		290	296,969
County of Palm Beach FL RB
4.00%, 06/01/17		350	354,480

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
Florida Department of Environmental Protection RB
5.00%, 07/01/17	$125	$127,483
5.00%, 07/01/17 (AGC)	195	198,873
Series A
3.25%, 07/01/17	180	181,998
4.00%, 07/01/17	200	202,972
Series B
5.00%, 07/01/17	115	117,284
5.25%, 07/01/17	285	291,016
Florida Department of Management Services COP Series A
5.00%, 08/01/17	500	511,840
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/17	845	862,466
Series C
5.00%, 07/01/17	350	357,234
Lee County School Board COP
5.00%, 08/01/17	200	204,606
Series B
5.00%, 08/01/17	300	306,909
Miami-Dade County Expressway Authority RB Series A
5.00%, 07/01/17	100	101,940
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/17	175	178,412
Palm Beach County School District COP
Series B
3.00%, 08/01/17	100	101,138
5.00%, 08/01/17	150	153,455
School Board of Miami-Dade County (The) COP Series A
5.00%, 08/01/17 (AMBAC)	100	102,244
State of Florida GO
5.00%, 07/01/17	435	444,061
Series A
5.00%, 06/01/17	1,910	1,943,310
5.00%, 07/01/17	340	347,082

Security		Principal (000s)	Value
Series B
5.00%, 06/01/17		$610	$620,638
Series C
5.00%, 06/01/17		270	274,709
Series D
5.00%, 06/01/17		225	228,924
5.50%, 06/01/17		330	336,445
Series E
5.00%, 06/01/17		175	178,052
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/17		545	556,183
5.00%, 07/01/17	(AMBAC)	130	132,668
Series B
5.00%, 07/01/17		260	265,335
Series C
5.00%, 07/01/17		430	438,824
Series E
5.00%, 07/01/17		225	229,617
Volusia County School Board COP
5.00%, 08/01/17		125	127,849

			12,308,426

GEORGIA — 3.43%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/17		140	142,537
Forsyth County School District GO
5.00%, 06/01/17	(AGM)	300	305,232
Georgia State Road & Tollway Authority RB
5.00%, 06/01/17		190	193,177
Series A
4.00%, 06/01/17	(AGM)	100	101,216
5.00%, 06/01/17		965	981,337
Gwinnett County Water & Sewerage Authority RB Series A
4.00%, 08/01/17	(GTD)	450	458,082
Metropolitan Atlanta Rapid Transit Authority RB Series A
5.00%, 07/01/17	(NPFGC)	315	321,480

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
State of Georgia GO
Series A
5.00%, 07/01/17		$445	$454,176
Series B
5.00%, 07/01/17		100	102,062
Series D
5.00%, 07/01/17		400	408,248
Series E
5.00%, 08/01/19	(PR 08/01/17)	850	870,256
5.00%, 08/01/21	(PR 08/01/17)	950	972,638
Series I
5.00%, 07/01/17		660	673,609
Series J-1
4.00%, 07/01/17		875	888,667

			6,872,717

HAWAII — 1.10%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/17	(ETM)	50	50,900
Series A-2016
4.00%, 08/01/17		40	40,710
4.00%, 08/01/17	(ETM)	35	35,632
Series B
2.50%, 08/01/17		100	100,922
5.00%, 08/01/17		275	281,559
Series F
5.00%, 09/01/17		115	118,116
City & County of Honolulu HI Wastewater System Revenue RB
Series A
2.00%, 07/01/17		100	100,551
3.25%, 07/01/17		100	101,176
4.25%, 07/01/17	(NPFGC)	150	152,515
5.00%, 07/01/17		125	127,565
State of Hawaii GO
Series DN
5.00%, 08/01/17		250	255,992
Series DQ
5.00%, 06/01/17		435	442,534
Series DR
5.00%, 06/01/17		155	157,685

Security		Principal (000s)	Value
State of Hawaii State Highway Fund RB
5.50%, 07/01/17		$220	$225,122

			2,190,979

IDAHO — 0.05%
Ada & Canyon Counties Joint School District No. 2 Meridian GO Series 2010
3.00%, 07/30/17		100	101,129

			101,129

ILLINOIS — 2.14%
Illinois Finance Authority RB
Series B
5.00%, 07/01/17		225	229,561
5.00%, 07/01/17	(ETM)	10	10,205
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/17	(NPFGC)	180	178,367
0.00%, 06/15/17	(ETM) (NPFGC)	50	49,743
Series A
5.50%, 06/15/17	(NPFGC)	90	91,529
Series B
5.20%, 06/15/17	(NPFGC)	100	101,563
Regional Transportation Authority RB
Series A
5.00%, 07/01/17		150	152,856
6.00%, 07/01/17	(NPFGC)	200	204,910
State of Illinois GO
5.00%, 08/01/17		475	483,844
First Series
5.50%, 08/01/17	(NPFGC)	35	35,791
Series A
5.00%, 06/01/17	(AGM)	75	76,135
Series A
5.00%, 06/01/17		850	861,611
State of Illinois RB
4.00%, 06/15/17		200	202,536
5.00%, 06/15/17		895	910,430
5.00%, 06/15/17	(ETM)	5	5,094

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Second Series
5.50%, 06/15/17	(NPFGC)	$320	$326,451
Series B
4.50%, 06/15/17		350	355,236

			4,275,862

INDIANA — 0.76%
Indiana Finance Authority RB Series C
5.00%, 07/01/17		50	50,972
Indiana University RB
Series A
2.00%, 06/01/17		100	100,466
Series V-1
3.00%, 08/01/17		275	278,336
Indianapolis Local Public Improvement Bond Bank RB Series K
5.00%, 06/01/17		320	325,197
Purdue University RB
Series BB-1
4.00%, 07/01/17		105	106,630
Series Z-1
5.00%, 07/01/17		655	668,611

			1,530,212

IOWA — 0.72%
City of Des Moines IA GO Series A
5.00%, 06/01/17		400	406,788
Iowa Finance Authority RB
4.25%, 08/01/17	(ETM)	250	254,880
5.00%, 08/01/17		250	255,962
Series A
4.00%, 08/01/17		155	157,793
State of Iowa RB
4.00%, 06/15/17		150	152,114
Series A
5.00%, 06/01/17	(ETM)	215	218,677

			1,446,214

KANSAS — 0.24%
Johnson County Water District No. 1 RB
4.50%, 06/01/17		400	406,000

Security		Principal (000s)	Value
State of Kansas Department of Transportation RB Series A
5.00%, 09/01/17		$75	$77,038

			483,038

KENTUCKY — 0.54%
Kentucky Asset Liability Commission RB First Series
5.00%, 09/01/17	(NPFGC)	400	410,124
Kentucky Public Transportation Infrastructure Authority RB Series A
3.00%, 07/01/17		50	50,222
Kentucky State Property & Building Commission RB Series A
5.00%, 08/01/17		150	153,418
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/17		450	459,027

			1,072,791

LOUISIANA — 0.50%
Louisiana Public Facilities Authority RB
4.00%, 06/01/17	(AMBAC)	165	167,062
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/17		110	111,735
State of Louisiana GO Series C
5.00%, 07/15/17		565	577,458
State of Louisiana RB Series A
4.00%, 06/15/17		140	141,953

			998,208

MAINE — 0.64%
Maine Turnpike Authority RB
5.00%, 07/01/17		500	510,285
5.00%, 07/01/17	(AGM)	100	102,057

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
5.25%, 07/01/37	(PR 07/01/17) (AMBAC)	$250	$255,483
State of Maine GO
5.00%, 06/01/17		400	406,976

			1,274,801

MARYLAND — 3.89%
City of Baltimore MD RB Series D
5.00%, 07/01/17	(AMBAC)	150	153,041
City of Frederick MD GO
5.00%, 09/01/17		100	102,738
County of Baltimore MD GO
5.00%, 08/01/17		345	353,249
Series B
5.00%, 08/01/17		500	511,955
County of Frederick MD GO
4.00%, 06/01/17		50	50,657
5.00%, 06/01/18	(PR 06/01/17)	100	101,732
Series B
4.00%, 08/01/17		100	101,808
County of Howard MD GO Series B
5.00%, 08/15/17		365	374,286
County of Montgomery MD GO
Series A
5.00%, 07/01/17		200	204,124
Series A
5.00%, 07/01/17		100	102,062
5.00%, 08/01/17		200	204,782
County of Montgomery MD GOL Series A
5.00%, 08/01/17		150	153,587
County of Prince George’s MD GOL
Series A
5.00%, 07/15/22	(PR 07/15/17)	350	357,658
Series B
5.00%, 07/15/17		200	204,432
Series C
5.00%, 08/01/17		200	204,782
Maryland State Transportation Authority RB
5.00%, 07/01/17		300	306,186

Security		Principal (000s)	Value
Series A
4.00%, 07/01/17		$380	$385,936
5.00%, 07/01/17		100	102,062
State of Maryland Department of Transportation RB
Second Series
4.00%, 09/01/17		115	117,360
5.00%, 06/01/17		100	101,730
State of Maryland GO
Second Series
5.00%, 07/15/17		475	485,526
5.00%, 08/01/17		485	496,596
Second Series A
3.00%, 08/15/17		100	101,269
Second Series B
5.00%, 08/01/17		725	742,334
5.25%, 08/15/17		360	369,716
Series A
5.00%, 08/15/23	(PR 08/15/17)	250	256,367
Series B
4.50%, 08/01/17		250	255,250
Washington Suburban Sanitary Commission GO
5.00%, 06/01/17		475	483,217
Series A
5.00%, 06/01/17		400	406,920

			7,791,362

MASSACHUSETTS — 5.48%
Commonwealth of Massachusetts GO
Series A
4.00%, 09/01/17		100	102,070
Series C
5.25%, 08/01/17		240	246,130
Commonwealth of Massachusetts GOL
Series 7
4.00%, 07/01/17		255	259,021
Series A
4.00%, 08/01/17		300	305,475
5.00%, 08/01/17		450	460,836

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Series B
3.00%, 07/01/17		$100	$101,076
3.00%, 08/01/17		180	182,236
4.00%, 08/01/17		250	254,562
5.00%, 06/01/17		210	213,652
5.00%, 07/01/17		400	408,312
5.00%, 08/01/17		350	358,428
Series C
4.13%, 08/01/17	(AGM)	120	122,278
5.00%, 08/01/37	(PR 08/01/17) (AMBAC)	450	460,777
Series D
5.50%, 08/01/17		215	220,805
Massachusetts Bay Transportation Authority RB
Series B
5.00%, 07/01/17		175	178,654
5.25%, 07/01/17		385	393,459
Series C
5.50%, 07/01/17		990	1,013,146
5.50%, 07/01/17	(ETM)	205	209,699
Series D
5.00%, 07/01/17	(ETM)	500	510,210
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/17		500	511,955
Series 12
5.25%, 08/01/17		950	974,101
Series 14
3.50%, 08/01/17		100	101,517
5.00%, 08/01/17		245	250,858
Series A
5.25%, 08/01/17		485	497,304
Massachusetts Health & Educational Facilities Authority RB
5.38%, 07/01/17		450	460,125
Massachusetts Municipal Wholesale Electric Co. RB
5.00%, 07/01/17		100	101,996
Massachusetts Port Authority RB
Series B
4.50%, 07/01/17	(AGM)	100	101,807

Security		Principal (000s)	Value
Series D
5.00%, 07/01/17	(AGM)	$140	$142,880
Massachusetts School Building Authority RB Series B
4.00%, 08/15/17		835	850,999
Massachusetts Water Resources Authority RB
Series J
5.25%, 08/01/17	(AGM)	840	861,563
5.25%, 08/01/17	(ETM) (AGM)	120	123,013

			10,978,944

MICHIGAN — 0.80%
Michigan Finance Authority RB Series A
5.00%, 07/01/17		1,465	1,495,443
Michigan State University RB Series A
4.00%, 08/15/17		100	101,910

			1,597,353

MINNESOTA — 1.46%
State of Minnesota GO
5.00%, 08/01/17		905	926,639
5.00%, 08/01/17	(ETM)	5	5,117
Series A
5.00%, 06/01/17		125	127,163
5.00%, 08/01/17		175	179,184
Series B
5.00%, 08/01/17		275	281,575
Series C
5.00%, 08/01/17		235	240,619
Series D
3.00%, 08/01/17		200	202,392
4.00%, 08/01/17		100	101,808
5.00%, 08/01/17		465	476,118
Series F
4.00%, 08/01/17		375	381,780

			2,922,395

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value

MISSISSIPPI — 0.05%
Mississippi Development Bank RB Series C
5.00%, 08/01/17		$100	$102,148

			102,148

MISSOURI — 0.20%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/17		245	250,052
5.00%, 07/01/17	(ETM)	5	5,103
Series B
5.00%, 07/01/17		150	153,093

			408,248

MONTANA — 0.10%
Montana Department of Transportation RB
4.00%, 06/01/17	(ETM)	200	202,594

			202,594

NEBRASKA — 0.20%
City of Omaha NE GO
5.00%, 06/01/17		250	254,240
Nebraska Public Power District RB
4.00%, 07/01/17		150	152,220

			406,460

NEVADA — 2.00%
Clark County School District GOL
Series A
5.50%, 06/15/17		100	102,044
Series C
5.00%, 06/15/17		115	117,088
Series D
4.00%, 06/15/17		250	253,400
Series B
4.50%, 06/15/17	(AMBAC)	475	482,543
County of Clark Department of Aviation RB
5.00%, 07/01/17		300	305,850

Security		Principal (000s)	Value
Series D
5.00%, 07/01/17		$505	$515,004
County of Clark NV RB
5.00%, 07/01/17	(AMBAC)	250	254,965
Series B
3.00%, 07/01/17		150	151,478
Las Vegas Valley Water District GOL Series B
4.00%, 06/01/17		100	101,288
State of Nevada GOL
4.00%, 08/01/17		150	152,685
Series D
5.00%, 06/01/17		425	432,289
State of Nevada RB
5.00%, 06/01/17		805	818,902
Washoe County School District/NV GOL
4.00%, 06/01/17		100	101,250
Series A
4.13%, 06/01/17		110	111,432
Series F
3.00%, 06/01/17		100	100,832

			4,001,050

NEW HAMPSHIRE — 0.75%
New Hampshire Municipal Bond Bank RB
Series A
4.00%, 08/15/17		150	152,808
5.00%, 08/15/17		475	486,903
State of New Hampshire GO
Series A
5.00%, 07/01/17		200	204,124
Series B
4.00%, 06/01/17		100	101,313
5.00%, 06/01/17		200	203,460
State of New Hampshire RB
5.00%, 09/01/17		350	359,223

			1,507,831

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value

NEW JERSEY — 1.84%
Camden County Municipal Utilities Authority RB
5.25%, 07/15/17	(GTD)	$100	$102,258
New Jersey Building Authority RB
Series A
3.00%, 06/15/17		115	115,528
5.00%, 06/15/17		250	253,418
New Jersey Economic Development Authority RB
5.00%, 06/15/17		150	152,037
Series GG
5.00%, 09/01/17	(ETM) (SAP)	40	41,072
New Jersey Educational Facilities Authority RB Series F
4.50%, 07/01/17		250	254,530
New Jersey Transportation Trust Fund Authority RB
Series A
5.75%, 06/15/17		315	320,380
Series AA
5.00%, 06/15/17	(SAP)	370	375,058
State of New Jersey GO
5.00%, 06/01/17		215	218,528
5.00%, 08/01/17		100	102,267
5.00%, 06/01/23	(PR 06/01/17)	160	162,771
5.00%, 06/01/25	(PR 06/01/17)	150	152,598
5.00%, 06/01/26	(PR 06/01/17)	100	101,732
5.00%, 06/01/27	(PR 06/01/17)	295	300,109
Series H
5.25%, 07/01/17		125	127,600
Series L
5.25%, 07/15/17	(AMBAC)	380	388,497
Series N
5.50%, 07/15/17	(NPFGC)	400	409,480
Series Q
5.00%, 08/15/17		100	102,412

			3,680,275

Security	Principal (000s)	Value

NEW MEXICO — 1.85%
Albuquerque Municipal School District No. 12 GO Series A
4.00%, 08/01/17	(SAW)	$225	$228,982
City of Albuquerque NM GO Series A
4.00%, 07/01/17	100	101,562
City of Albuquerque NM RB Series B
5.00%, 07/01/17	150	153,041
County of Santa Fe NM GO
4.00%, 07/01/17	100	101,562
New Mexico Finance Authority RB
Series A
4.50%, 06/01/17	100	101,449
Series B
5.00%, 06/15/17	1,100	1,120,790
Santa Fe Public School District GO
5.00%, 08/01/17 (SAW)	250	255,985
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/17	100	102,052
Series A
5.00%, 07/01/17	1,175	1,199,111
Series A-2
5.00%, 07/01/17	175	178,591
Series B
5.00%, 07/01/17	150	153,002

3,696,127

NEW YORK — 9.23%
Brooklyn Arena Local Development Corp. RB Series A
5.00%, 07/15/17	100	101,849
City of Albany NY GOL Series A
2.00%, 07/01/17	100	100,520

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
City of New York NY GO
Series 1
5.00%, 08/01/17		$50	$51,178
Series A
3.00%, 08/01/17		100	101,190
Series A-1
4.00%, 08/01/17		115	117,039
4.00%, 08/15/17		250	254,710
4.20%, 08/01/17		210	213,967
5.00%, 08/01/17		835	854,673
Series B
4.00%, 08/01/17		250	254,433
5.00%, 08/01/17		2,220	2,272,303
Series C
3.00%, 08/01/17		100	101,190
4.00%, 08/01/17		250	254,433
5.00%, 08/01/17		835	854,673
5.25%, 08/01/17		100	102,501
Series E
4.00%, 08/01/17		555	564,840
5.00%, 08/01/17		1,280	1,310,156
Series F
5.00%, 08/01/17		200	204,712
Series G
4.00%, 08/01/17		540	549,574
5.00%, 08/01/17		100	102,356
Series H
4.00%, 08/01/17		200	203,546
Series I
5.00%, 08/01/17		600	614,136
Series I-1
4.00%, 08/01/17		120	122,128
5.00%, 08/01/17		650	665,314
Series J-1
5.00%, 08/01/17		585	598,783
Metropolitan Transportation Authority RB
Series A
5.50%, 07/01/17	(SAP)	345	352,783

Security		Principal (000s)	Value
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/17	(SAW)	$350	$355,698
4.50%, 07/15/17	(SAW)	275	280,219
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/17		275	281,498
5.00%, 08/01/17	(ETM)	20	20,472
Series A-3
4.00%, 08/01/17	(ETM)	335	341,010
New York City Trust for Cultural Resources RB Series D
4.00%, 08/01/17	(ETM)	250	254,485
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/17	(ETM)	390	397,367
Series EE
3.00%, 06/15/17		100	100,968
5.00%, 06/15/17	(ETM)	165	168,117
Series FF-1
4.00%, 06/15/17		215	218,113
Series GG
4.00%, 06/15/17		150	152,172
5.00%, 06/15/17		100	101,904
New York State Dormitory Authority RB
4.75%, 07/01/17		100	101,901
5.00%, 07/01/17		510	520,674
Series A
3.00%, 07/01/17		130	131,261
3.10%, 07/01/17		200	202,284
5.00%, 07/01/17		960	979,066
6.00%, 07/01/17	(NPFGC)	100	102,522
Series B
5.00%, 07/01/17	(AGC) (ETM)	105	107,177
Series D
3.00%, 06/15/17		120	121,178
5.00%, 06/15/17		635	646,887

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
New York State Environmental Facilities Corp. RB
5.00%, 06/15/17		$375	$382,174
5.50%, 06/15/17		195	199,175
Series A
5.00%, 06/15/17		430	438,226
5.00%, 08/15/17		225	230,814
Series B
5.00%, 06/15/17		125	127,391
Series B
5.00%, 06/15/17		150	152,870
Series C
5.00%, 06/15/17		230	234,400
State of Washington RB Series 148
5.00%, 08/15/17	(AGM)	100	102,526
State of Wisconsin RB Series 180
3.00%, 06/01/17		50	50,440
Virginia Public School Authority RB Series 163
2.50%, 07/15/17	(GOI)	50	50,427

			18,476,403
NORTH CAROLINA — 1.40%
City of Charlotte NC GO
5.00%, 08/01/17		845	865,204
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/17		110	112,268
Series B
4.00%, 07/01/17		100	101,562
5.00%, 07/01/17		200	204,124
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/17		175	178,188
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A
3.00%, 06/01/17		200	201,748
County of Guilford NC GO
Series A
5.00%, 08/01/17		100	102,391

Security		Principal (000s)	Value
County of Mecklenburg NC GO Series A
4.00%, 08/01/17		$100	$101,808
5.00%, 08/01/17		270	276,456
State of North Carolina GO Series B
5.00%, 06/01/17		645	656,159

			2,799,908

OHIO — 2.30%
City of Columbus OH GO
Series 2012-3
5.00%, 08/15/17		635	651,154
Series A
5.00%, 07/01/17		115	117,371
5.00%, 08/15/17		75	76,908
Miami University/Oxford OH RB
4.00%, 09/01/17		100	101,903
Ohio State University (The) RB Series A
4.00%, 06/01/17		100	101,301
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 06/01/17		375	381,525
Series B-1
5.00%, 06/01/17		135	137,349
State of Ohio Department of Administration COP
5.00%, 09/01/17		105	107,781
State of Ohio GO Series B
5.00%, 08/01/17		680	696,300
Series C
5.00%, 08/01/17		1,410	1,443,646
State of Ohio RB Series 2007-1
5.00%, 06/15/17	(AGM)	130	132,438
5.50%, 06/15/17	(AGM)	100	102,103
Series 2008-1
5.00%, 06/15/17		540	550,125

			4,599,904

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
OKLAHOMA — 1.17%
Grand River Dam Authority RB Series A
4.00%, 06/01/17		$100	$101,284
5.00%, 06/01/17	(BHAC)	150	152,584
Oklahoma Capital Improvement Authority RB Series A
4.00%, 07/01/17		375	380,531
Series A
3.25%, 07/01/17		100	101,110
Series B
4.00%, 07/01/17		255	258,761
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/17		100	101,536
Oklahoma County Independent School District No. 12 Edmond GO
1.50%, 08/01/17		150	150,473
2.50%, 08/01/17		65	65,584
Oklahoma County Independent School District No. 89 Oklahoma City GO
3.00%, 07/01/17		100	101,016
Oklahoma Department of Transportation RB
5.00%, 09/01/17		100	102,511
Oklahoma Development Finance Authority RB
3.00%, 06/01/17		120	120,998
State of Oklahoma GO Series A
4.00%, 07/15/17		125	127,090
5.00%, 07/15/17		360	368,057
Tulsa County Independent School District No. 1 Tulsa GO Series B
2.00%, 08/01/17		200	201,156

			2,332,691

Security		Principal (000s)	Value
OREGON — 1.52%
City of Portland OR Sewer System Revenue RB Series A
5.00%, 06/15/17	(ETM)	$315	$320,906
5.00%, 08/01/17		440	450,468
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/17	(AGM, GTD)	190	193,589
Series B
1.00%, 06/15/27	(PR 06/15/17) (AGM, GTD)	1,000	1,018,610
Lane County School District No. 4J Eugene GO
4.00%, 06/15/17	(GTD)	100	101,432
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO
5.25%, 06/15/17	(AGM, GTD)	100	101,979
Multnomah County School District No. 1 Portland/OR GO Series B
5.00%, 06/15/17	(GTD)	100	101,889
Portland Community College District GO
5.00%, 06/15/17		375	382,117
State of Oregon GO Series A
5.00%, 08/01/17		365	373,724

			3,044,714
PENNSYLVANIA — 4.11%
City of Philadelphia PA GO Series A
5.25%, 08/01/17	(AGM)	150	153,522
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/17	(AGM)	175	178,178
Commonwealth of Pennsylvania GO First Series
5.00%, 07/01/17		450	459,189
5.00%, 08/15/17		350	358,816

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Second Series
5.00%, 07/01/17		$75	$76,532
5.00%, 08/01/20	(PR 08/01/17)	175	179,181
Third Series
5.00%, 07/15/17		600	613,164
5.38%, 07/01/17		500	511,150
5.38%, 07/01/17	(AGM-CR)	920	940,516
County of Bucks PA GO
5.00%, 06/01/17		150	152,610
Delaware County Authority RB
5.00%, 08/01/17		150	153,392
Delaware Valley Regional Finance Authority RB
5.75%, 07/01/17		450	460,165
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/17		1,605	1,638,175
Pennsylvania Higher Educational Facilities Authority RB
3.50%, 08/01/17		150	151,940
5.00%, 08/01/17		285	291,683
5.00%, 09/01/17		125	128,423
Series AN
5.00%, 06/15/17		125	127,311
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/17		915	932,064
Pennsylvania State University RB Series B
5.25%, 08/15/17		100	102,693
Pennsylvania Turnpike Commission RB Series A
5.00%, 06/01/17	(AGC)	250	254,038
Series C
5.25%, 06/01/17	(AGC)	250	254,297
Philadelphia Regional Port Authority RB
5.00%, 09/01/17		100	102,570

			8,219,609

Security		Principal (000s)	Value
RHODE ISLAND — 0.05%
Rhode Island Health & Educational Building Corp. RB
4.00%, 09/01/17		$105	$107,140

			107,140
SOUTH CAROLINA — 0.37%
County of Charleston SC GO Series A
5.50%, 08/01/17		100	102,683
North Charleston Sewer District RB
4.00%, 07/01/17		100	101,470
South Carolina Ports Authority RB
5.00%, 07/01/17		125	127,355
State of South Carolina GO Series A
5.00%, 06/01/17		200	203,460
5.00%, 07/01/17	(SAW)	200	204,124

			739,092
SOUTH DAKOTA — 0.10%
South Dakota State Building Authority RB
5.00%, 06/01/17	(AGM)	115	116,907
5.00%, 06/01/17	(AGM)(ETM)	85	86,464

			203,371
TENNESSEE — 1.17%
City of Johnson City TN GO
4.00%, 06/01/17		100	101,301
Metropolitan Government of Nashville & Davidson County TN GO Series A
4.00%, 07/01/17		250	253,880
5.00%, 07/01/17		695	709,366
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/17		250	254,875
Metropolitan Nashville Airport Authority (The) RB Series A
4.13%, 07/01/17	(AGC)	100	101,548

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
State of Tennessee GO Series A
4.00%, 08/01/17		$695	$707,642
Series C
5.00%, 09/01/17		200	205,458

			2,334,070
TEXAS — 7.50%
Austin Independent School District GO
4.00%, 08/01/17		250	254,490
5.00%, 08/01/17	(PSF)	215	220,151
Camino Real Regional Mobility Authority RB
5.00%, 08/15/17		125	128,008
City of Arlington TX GOL Series A
4.00%, 08/15/17		115	117,197
City of Austin TX GOL
5.00%, 09/01/17		100	102,745
City of Carrollton TX GOL
4.00%, 08/15/17		200	203,630
City of Dallas TX RB
5.00%, 08/15/17	(AGC)	100	102,234
City of El Paso TX GOL
5.00%, 08/15/17		100	102,487
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/17	(NPFGC)	175	178,430
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/17		650	666,165
City of San Antonio TX GOL
5.00%, 08/01/17		390	399,348
Clear Creek Independent School District GO Series B
3.00%, 02/15/35	(PSF)	100	101,159
Corpus Christi Independent School District GO
5.00%, 08/15/17		320	328,080
County of Bexar TX GOL
5.00%, 06/15/17		50	50,931

Security		Principal (000s)	Value
County of Harris TX GOL Series C
5.00%, 08/15/17		$390	$399,898
County of Harris TX RB Series A
5.00%, 08/15/17	(NPFGC)	355	363,804
County of Tarrant TX GOL
4.00%, 07/15/17		345	350,748
5.00%, 07/15/17		200	204,444
Del Mar College District GOL
5.00%, 08/15/17		100	102,493
Denton Independent School District GO
4.50%, 08/15/17		50	51,085
4.50%, 08/15/17	(ETM)	75	76,687
El Paso Independent School District GO
5.00%, 08/15/17	(PSF)	200	205,098
Ennis Independent School District GO
5.00%, 08/15/17	(PSF)	125	128,125
Frisco Independent School District GO
5.00%, 08/15/17	(PSF)	100	102,500
Hays Consolidated Independent School District GO
4.00%, 08/15/17	(PSF)	400	407,708
Houston Independent School District GOL Series A
5.00%, 08/15/17	(PSF)	300	307,650
Keller Independent School District/TX GO
1.50%, 08/15/17	(PSF)	100	100,375
Klein Independent School District GO
Series A
4.00%, 08/01/17		425	432,510
5.00%, 08/01/17	(PSF)	100	102,396
Leander Independent School District GO Series A
0.00%, 08/15/17	(PSF)	50	49,647

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Lewisville Independent School District GO
5.00%, 08/15/17		$50	$51,256
Lone Star College System GOL
Series A
5.00%, 08/15/17		10	10,251
5.00%, 08/15/17	(ETM)	90	92,287
Magnolia Independent School District/TX GO
5.00%, 08/15/17	(PSF)	100	102,549
Mesquite Independent School District GO
4.25%, 08/15/17	(PSF)	130	132,708
4.25%, 08/15/17	(ETM) (PSF)	100	102,075
North East Independent School District/TX GO
5.00%, 08/01/17	(PSF)	140	143,356
Series A
5.00%, 08/01/17	(PSF)	135	138,235
Series A
5.00%, 08/01/17	(PSF)	250	255,992
North Texas Municipal Water District RB
3.00%, 06/01/17		100	100,884
4.00%, 06/01/17		535	541,800
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/17		300	308,049
North Texas Tollway Authority RB
Series A
4.00%, 09/01/17		25	25,501
5.00%, 09/01/17		300	308,007
Northside Independent School District GO
4.00%, 08/15/17	(PSF)	200	203,756
Permanent University Fund — Texas A&M University System RB
5.00%, 07/01/17		500	510,310
Series A
5.00%, 07/01/17		100	102,052

Security		Principal (000s)	Value
Round Rock Independent School District GO
5.00%, 08/01/17		$365	$373,745
5.00%, 08/01/17	(PSF)	170	174,073
Series A
4.00%, 08/01/17		125	127,266
San Antonio Independent School District/TX GO
5.00%, 08/15/17	(PSF)	290	297,395
Series 2011
4.00%, 08/15/17	(PSF)	150	152,893
South San Antonio Independent School District/TX GO
4.25%, 08/15/17	(PSF)	90	91,831
State of Texas GO
Series A
5.00%, 08/01/17		260	266,264
Series B
5.00%, 08/01/17		100	102,415
Series C
4.00%, 08/01/17		125	127,245
5.25%, 08/01/17		200	205,086
Series D
4.00%, 08/01/17		100	101,796
Series E
4.00%, 08/01/17		340	346,106
Tarrant Regional Water District RB
6.00%, 09/01/17		250	258,440
Texas Tech University RB Series A
5.00%, 08/15/17		450	461,335
Texas Water Development Board RB
Series A
5.00%, 07/15/17		140	143,126
Series A
5.00%, 07/15/17		245	250,471

211

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
University of Texas System (The) RB
Series A
4.00%, 08/15/17		$245	$249,679
5.00%, 08/15/17		275	281,960
Series B
3.00%, 08/15/17		250	253,220
5.00%, 08/15/17		290	297,340
5.25%, 08/15/17		390	400,479
Series C
5.00%, 08/15/17		180	184,556
Series D
2.00%, 08/15/17		100	100,667
Series E
5.00%, 08/15/17		100	102,531
Waco Independent School District GO
4.25%, 08/15/17	(PSF)	100	102,034
Wylie Independent School District/TX GO
0.00%, 08/15/17	(PSF)	100	99,294

			15,020,538
UTAH — 1.81%
County of Salt Lake UT RB Series A
5.00%, 08/15/17		125	128,188
Davis County School District GO
5.00%, 06/01/17	(GTD)	100	101,730
Intermountain Power Agency RB Series A
4.00%, 07/01/17		740	750,730
State of Utah GO
Series A
4.00%, 07/01/17		510	517,966
5.00%, 07/01/17		1,615	1,648,301
Series C
4.00%, 07/01/17		100	101,562
5.00%, 07/01/17		360	367,423

			3,615,900

Security	Principal (000s)	Value
VIRGINIA — 3.25%
City of Alexandria VA GO Series A
5.00%, 07/15/17	$50	$51,108
City of Fairfax VA GO
2.50%, 07/15/17	100	100,842
City of Richmond VA GO Series C
5.00%, 07/15/17 (SAW)	150	153,366
City of Virginia Beach VA GO
Series A
5.00%, 06/01/17	200	203,460
Series B
5.00%, 07/15/17	175	178,878
Commonwealth of Virginia GO
Series A-1
5.00%, 06/01/17	125	127,163
Series B
4.00%, 06/01/17	130	131,707
5.00%, 06/01/17	325	330,622
County of Arlington VA GO
Series C
4.00%, 08/15/17	100	101,922
Series D
5.00%, 08/01/17	200	204,782
County of Henrico VA GO
5.00%, 07/15/17	370	378,199
Virginia Beach Development Authority RB Series B
5.00%, 08/01/17	100	102,385
Virginia College Building Authority RB
Series A
5.00%, 09/01/17	140	143,804
Series B
4.25%, 09/01/17	100	102,218
5.00%, 09/01/17	1,135	1,165,837

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Virginia Public Building Authority RB
Series A
5.00%, 08/01/17		$840	$860,185
Series B
5.00%, 08/01/17	(SAP)	150	153,605
Series C
5.00%, 08/01/17		100	102,403
Series D
5.00%, 08/01/17		125	128,004
Virginia Public School Authority RB
Series A
5.00%, 08/01/17		280	286,678
Series B
5.00%, 08/01/17		350	358,347
5.00%, 08/01/17	(SAW)	150	153,578
5.25%, 08/01/17		615	630,566
Series C
5.00%, 08/01/17	(SAW)	125	127,981
Series 2010C
5.00%, 08/01/17	(SAW)	230	235,486

			6,513,126

WASHINGTON — 6.33%
City of Seattle WA Water System Revenue RB Series B
4.00%, 08/01/17		150	152,694
Clark County School District No. 114 Evergreen GO Series B
3.00%, 06/01/17	(GTD)	150	151,275
County of King WA GOL
5.00%, 06/01/17		100	101,732
Series B
5.00%, 06/01/17		100	101,744
Energy Northwest RB
Series A
4.00%, 07/01/17		385	390,975
4.50%, 07/01/17		285	290,136
5.00%, 07/01/17		2,740	2,796,224
5.25%, 07/01/17	(NPFGC)	275	280,987
Series B
5.00%, 07/01/17		620	632,723

Security		Principal (000s)	Value
Series C
0.00%, 07/01/17		$100	$99,495
5.00%, 07/01/17		120	122,462
5.25%, 07/01/17	(NPFGC)	140	143,048
Series D
5.00%, 07/01/17		100	102,052
King County School District No. 414 Lake Washington GOL
5.00%, 06/01/17		200	203,386
Port of Seattle WA RB
5.50%, 09/01/17	(NPFGC)	150	154,353
Series A
4.00%, 06/01/17		100	101,221
4.00%, 08/01/17		200	203,358
State of Washington COP
5.00%, 07/01/17		195	198,982
Series B
4.50%, 07/01/17		560	570,035
Series D
4.00%, 07/01/17		140	142,157
State of Washington GO
Series 2010A
5.00%, 08/01/17		125	128,011
Series 2010C
5.00%, 08/01/17		115	117,770
Series A
5.00%, 07/01/17		400	408,312
5.00%, 07/01/32	(PR 07/01/17)	260	265,309
Series B
5.00%, 07/01/17		100	102,078
5.00%, 07/01/17	(AGM)	200	204,156
Series C
0.00%, 06/01/17	(AMBAC)	100	99,633
5.00%, 06/01/17		180	183,132
5.50%, 07/01/17		205	209,772
Series R-2007C
5.00%, 07/01/17		575	586,949
Series R-2011B
5.00%, 07/01/17		315	321,546
Series R-2011C
5.00%, 07/01/17		1,045	1,066,715

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Series R-2013A
5.00%, 07/01/17		$290	$296,026
Series R-2015-C
5.00%, 07/01/17		100	102,078
Series R-C
5.00%, 07/01/17		630	643,092
State of Washington RB
5.00%, 09/01/17		980	1,005,647

			12,679,265
WEST VIRGINIA — 0.18%
School Building Authority of West Virginia RB
5.00%, 07/01/17		100	102,052
State of West Virginia GO Series A
5.00%, 06/01/17		250	254,330

			356,382
WISCONSIN — 1.92%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 2
5.00%, 06/01/17		400	406,892
Series 4
4.00%, 06/01/17		250	253,253
5.00%, 06/01/17		330	335,686
State of Wisconsin RB
Series 1
4.00%, 07/01/17		400	406,208
5.00%, 07/01/17		100	102,052
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/17		500	510,285
Series 1
5.00%, 07/01/17		350	357,199
5.00%, 07/01/17	(NPFGC)	195	199,011
Series 2
4.00%, 07/01/17		425	431,596
Series A
5.00%, 07/01/17		75	76,543

Security		Principal or Shares (000s)	Value
WPPI Energy RB
Series 2013A
4.00%, 07/01/17		$310	$314,495
Series A
5.00%, 07/01/17	(AGM)	435	443,569

			3,836,789

TOTAL MUNICIPAL BONDS & NOTES (Cost: $197,677,294)			197,819,097

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Liquidity Funds MuniCash Portfolio
0.55%[a,b]		240	240,277

			240,277

TOTAL SHORT-TERM INVESTMENTS (Cost: $240,277)			240,277

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2017 TERM MUNI BOND ETF

December 31, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 98.93% (Cost: $197,917,571)[c]	198,059,374
Other Assets, Less Liabilities — 1.07%	2,142,249

NET ASSETS — 100.00%	$200,201,623

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOI  —  General Obligation of the Issuer

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp.- Financial Guaranty Insurance Co.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $197,917,571. Net unrealized appreciation was $141,803, of which $229,930 represented gross unrealized appreciation on securities and $88,127 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$197,819,097	$—	$197,819,097
Money market funds	240,277	—	—	240,277

Total	$240,277	$197,819,097	$—	$198,059,374

215

Schedule of Investments (Unaudited)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.33%

ALABAMA — 0.90%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/18	$660	$701,038
Alabama Public School & College Authority RB
Series A
5.00%, 06/01/18	150	158,193
Series C
5.00%, 09/01/18	215	228,556
State of Alabama GO
Series A
5.00%, 08/01/18	50	53,017
Series C
5.00%, 06/01/18	265	279,474

		1,420,278
ALASKA — 0.49%
Alaska Energy Authority RB Series Sixth
5.00%, 07/01/18	25	26,330
Borough of North Slope AK GO
Series A
4.00%, 06/30/18	100	103,998
5.50%, 06/30/18	120	127,463
Municipality of Anchorage AK GO
Series B
5.00%, 08/01/18	100	105,758
5.00%, 09/01/18	100	106,025
State of Alaska GO
Series A
4.00%, 08/01/18	245	255,670
5.00%, 08/01/18	50	52,960

		778,204
ARIZONA — 4.82%
Arizona Board of Regents COP Series C
5.00%, 06/01/18	100	105,050

Security		Principal (000s)	Value
Arizona State University RB
Series A
4.00%, 07/01/18		$90	$93,852
Series C
6.00%, 07/01/26	(PR 07/01/18)	1,000	1,071,740
Arizona Transportation Board RB
5.00%, 07/01/18		260	275,031
Series A
5.00%, 07/01/18		125	132,150
City of Chandler AZ GO
3.13%, 07/01/18		30	30,889
City of Chandler AZ RB
4.00%, 07/01/18		100	104,234
City of Mesa AZ GO
5.00%, 07/01/18	(NPFGC)	10	10,569
5.00%, 07/01/18	(ETM) (NPFGC)	35	36,986
City of Mesa AZ Utility System Revenue RB
3.00%, 07/01/18	(AGM)	20	20,501
City of Phoenix AZ GOL Series C
4.00%, 07/01/18		70	72,996
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/18		720	761,515
5.25%, 07/01/18	(NPFGC)	150	159,345
5.50%, 07/01/18		140	149,113
Series A
4.00%, 07/01/18		185	192,381
5.00%, 07/01/18		280	294,938
City of Scottsdale AZ GO Series 2008A
4.50%, 07/01/18		100	105,008
City of Scottsdale AZ GOL
3.00%, 07/01/18		345	354,326
4.00%, 07/01/18		100	104,265

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
City of Scottsdale AZ Water & Sewer Revenue RB
5.00%, 07/01/18	$50	$52,836
City of Tempe AZ GO
Series A
4.00%, 07/01/18	155	161,634
4.25%, 07/01/18	35	36,644
City of Tempe AZ GOL Series B
4.00%, 07/01/18	120	125,136
City of Tempe AZ RB
5.00%, 07/01/18	175	184,956
City of Tucson AZ Water System Revenue RB Series A
5.00%, 07/01/18	85	89,652
County of Maricopa AZ COP
5.00%, 07/01/18	250	263,567
County of Pima AZ GO
2.00%, 07/01/18	250	253,082
4.00%, 07/01/18	(AGM)	185	192,861
County of Pima AZ RB
4.00%, 07/01/18	215	224,202
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/18	110	116,359
5.00%, 07/01/18	(AGM)	125	132,226
Series B
5.00%, 07/01/18	75	79,336
Maricopa County Community College District GO
4.00%, 07/01/18	405	422,828
Series C
5.00%, 07/01/18	200	211,780
Series D
3.00%, 07/01/18	45	46,312
Maricopa County High School District No. 210-Phoenix GO Series A
3.00%, 07/01/18	100	102,688

Security		Principal (000s)	Value
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/18		$375	$396,679
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/18		145	153,495
State of Arizona COP
5.00%, 09/01/18		100	105,974
University of Arizona RB Series B
5.00%, 06/01/18		100	105,462
Yavapai County Community College District GOL
4.00%, 07/01/18		100	103,990

			7,636,588
CALIFORNIA — 16.13%
91 Express Lanes Toll Road RB
5.00%, 08/15/18		170	180,173
Anaheim Union High School District GO
5.00%, 08/01/18		295	312,653
Burbank Unified School District GO
Series B
0.00%, 08/01/18	(NPFGC)	115	112,202
Series C
0.00%, 08/01/18	(NPFGC)	350	341,897
Cabrillo Community College District GO
5.00%, 08/01/18		100	106,049
California State Public Works Board RB
5.00%, 06/01/18		150	157,866
5.00%, 09/01/18	(ETM)	250	265,635
Series A
5.00%, 09/01/18		600	636,324
Series F
4.00%, 09/01/18		20	20,882
5.00%, 09/01/18		275	291,648
Series G
5.00%, 09/01/18		75	79,541

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Chaffey Community College District GO Series A
4.00%, 06/01/18		$75	$78,054
City & County of San Francisco CA GO Series A
5.00%, 06/15/18		130	137,383
City of Cupertino CA COP
2.00%, 07/01/18		250	252,820
City of Los Angeles CA GO Series B
5.00%, 09/01/18		85	90,422
City of Los Angeles CA Wastewater System Revenue RB
Series A
4.25%, 06/01/18		120	125,309
5.00%, 06/01/18		225	237,324
Clovis Unified School District GO Series A
0.00%, 08/01/18	(NPFGC)	150	146,350
County of Sacramento CA Airport System Revenue RB Series D
3.90%, 07/01/18	(AGM)	110	114,041
Desert Sands Unified School District GO
4.00%, 08/01/18		50	52,241
East Bay Municipal Utility District Water System Revenue RB Series B
4.00%, 06/01/18		40	41,629
Eastern Municipal Water District RB Series A
4.00%, 07/01/18		400	417,240
Elsinore Valley Municipal Water District COP
5.38%, 07/01/18	(NPFGC)	200	211,936

Security		Principal (000s)	Value
Foothill-De Anza Community College District GO
0.00%, 08/01/18	(NPFGC)	$55	$53,727
Series C
5.25%, 08/01/18	(NPFGC)	70	74,617
Fremont Unified School District/Alameda County CA GO Series B
4.00%, 08/01/18		100	104,401
Grossmont Union High School District GO Series A
5.00%, 08/01/18		100	106,049
Grossmont-Cuyamaca Community College District GO
5.00%, 08/01/18	(AGC)	170	180,089
Huntington Beach Union High School District GO
4.00%, 08/01/18		75	78,362
Las Virgenes Unified School District GO Series D
0.00%, 09/01/18	(NPFGC)	200	194,854
Livermore-Amador Valley Water Management Agency RB
5.00%, 08/01/18		100	105,677
Long Beach Unified School District GO Series A
5.00%, 08/01/18		70	74,234
Los Altos Elementary School District GO
3.00%, 08/01/18		100	102,970
5.00%, 08/01/18		120	127,445
Los Angeles Community College District/CA GO
Series E-1
4.00%, 08/01/18		200	208,964
Series F-1
4.00%, 08/01/18		80	83,586
5.00%, 08/01/33	(PR 08/01/18)	205	217,329

218

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Los Angeles County Metropolitan Transportation Authority RB
4.00%, 07/01/18		$225	$234,630
Series A
5.00%, 07/01/18		515	545,122
Series B
5.00%, 06/01/18		130	137,233
Los Angeles County Public Works Financing Authority RB Series A
5.00%, 08/01/18		290	306,936
Los Angeles Department of Water & Power RB
Series A
3.00%, 07/01/18		250	257,136
4.00%, 07/01/18		135	140,860
5.00%, 07/01/18		285	301,610
Series B
5.00%, 07/01/18		325	343,941
Los Angeles Department of Water RB Series B
5.00%, 07/01/18		335	354,678
Los Angeles Unified School District/CA GO
Series A
5.00%, 07/01/18		220	232,685
Series A-1
4.00%, 07/01/18		555	578,754
5.50%, 07/01/18	(FGIC)	280	298,225
Series B
5.00%, 07/01/18		200	211,532
Series C
5.00%, 07/01/18		230	243,262
Series D
5.00%, 07/01/18		90	95,189
Series KRY
5.00%, 07/01/18		665	703,344
M-S-R Public Power Agency RB Series L
5.00%, 07/01/18	(AGM)	125	131,957

Security		Principal (000s)	Value
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/18		$230	$243,262
Series B
4.00%, 07/01/18		75	78,210
Series E
4.00%, 07/01/18		50	52,140
Municipal Improvement Corp. of Los Angeles RB Series A
4.10%, 09/01/18	(ETM)	100	104,761
New Haven Unified School District GO
5.00%, 08/01/18	(AGC)	75	79,537
5.00%, 08/01/18	(AGC) (ETM)	50	52,999
Northern California Power Agency RB Series A
5.00%, 07/01/18		175	184,525
Pasadena Unified School District GO Series A-1
5.00%, 08/01/18		100	106,000
Riverside County Transportation Commission RB Series A
5.00%, 06/01/18		165	174,181
Sacramento Municipal Utility District RB
Series K
5.75%, 07/01/18	(AMBAC)	215	229,794
Series U
5.00%, 08/15/18	(AGM)	95	100,871
Series X
5.00%, 08/15/18		75	79,635
San Diego Community College District GO
5.00%, 08/01/18		285	302,465

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority Water Revenue RB Series A
5.00%, 08/01/18	(ETM)	$150	$158,971
San Diego Redevelopment Agency Successor Agency TA Series A
4.00%, 09/01/18		250	261,530
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/18	(NPFGC)	140	136,952
Series B
6.05%, 07/01/18	(NPFGC)	125	134,080
Series R-3
5.00%, 07/01/18		100	105,766
San Francisco Bay Area Rapid Transit District GO
Series C
3.00%, 08/01/18		255	262,112
5.00%, 08/01/18		150	158,931
San Francisco Unified School District GO Series E
5.00%, 06/15/18		135	142,646
San Jose Evergreen Community College District GO Series B
5.00%, 09/01/18		50	53,164
San Jose Financing Authority RB Series A
5.00%, 06/01/18		300	315,849
San Juan Unified School District GO
5.00%, 08/01/18		125	132,561
San Mateo County Community College District GO Series A
0.00%, 09/01/18	(NPFGC)	275	268,917
San Mateo Joint Powers Financing Authority RB
4.00%, 06/15/18		100	103,998

Security		Principal (000s)	Value
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/18		$50	$52,280
Santa Clara Unified School District GO
5.00%, 07/01/18		100	105,766
Santa Monica Community College District GO Series A
4.00%, 08/01/18		100	104,482
Southern California Public Power Authority RB
4.00%, 07/01/18		100	104,280
5.00%, 07/01/18		580	613,443
Series A
3.50%, 07/01/18		100	103,537
4.00%, 07/01/18		175	182,490
5.00%, 07/01/18		240	253,838
State of California GO
4.00%, 09/01/18		165	172,638
4.50%, 08/01/18		215	226,214
5.00%, 08/01/18		520	551,200
5.00%, 09/01/18		1,970	2,093,657
Series A
4.40%, 07/01/18	(ETM)	460	482,209
5.00%, 07/01/18	(ETM)	3,570	3,774,204
Series B
5.00%, 09/01/18		1,225	1,301,893
Tahoe-Truckee Unified School District GO
5.50%, 08/01/18	(NPFGC)	75	80,014
William S Hart Union High School District GO Series C
4.00%, 08/01/18		100	104,401

			25,569,420
COLORADO — 0.43%
City & County of Denver CO GO
5.25%, 08/01/18		145	154,342
Series A
5.00%, 08/01/18		145	153,776

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
Colorado Water Resources & Power Development Authority RB Series A
4.00%, 09/01/18	$60	$62,812
Regional Transportation District COP Series A
5.00%, 06/01/18	100	105,026
University of Colorado RB
5.00%, 06/01/18	90	94,929
Series B-1
5.00%, 06/01/18	100	105,477

		676,362
CONNECTICUT — 2.51%
City of Bristol CT GO
4.00%, 07/15/18	60	62,513
City of Stamford CT GO
2.50%, 08/01/18	250	255,135
5.00%, 08/15/18	100	106,184
Connecticut State Health & Educational Facility Authority RB Series A
1.38%, 07/01/35	1,550	1,546,218
State of Connecticut GO
Series B
5.25%, 06/01/18 (AMBAC)	465	489,808
Series C
5.00%, 06/01/18	170	178,474
5.00%, 06/15/18	250	262,747
State of Connecticut RB Series A
5.00%, 06/01/18	150	158,172
State of Connecticut Special Tax Revenue RB
Series A
3.00%, 09/01/18	150	154,110
4.00%, 09/01/18	75	78,289
Series B
5.00%, 08/01/18	100	105,777

Security		Principal (000s)	Value
State of Connecticut Special Tax Revenue ST Series B
5.25%, 07/01/18	(AMBAC)	$100	$106,029
Town of Newton CT GO Series B
5.00%, 07/01/18		100	105,766
Town of Watertown CT GO Series B
5.00%, 07/01/18		150	158,580
Town of West Hartford CT GO Series A
5.00%, 07/01/18		100	105,797
University of Connecticut RB Series A
4.00%, 08/15/18		100	104,476

			3,978,075
DELAWARE — 0.88%
County of New Castle DE GO
Series A
4.00%, 07/15/18		85	88,746
5.00%, 07/15/18		100	105,932
Series B
4.00%, 07/15/18		135	140,949
Delaware Transportation Authority RB
5.00%, 07/01/18		340	360,026
Series A
5.00%, 07/01/18		420	444,738
State of Delaware GO
5.00%, 07/01/18		175	185,064
Series A
3.00%, 07/01/18		75	77,039

			1,402,494
DISTRICT OF COLUMBIA — 0.56%
District of Columbia GO
Series A
5.00%, 06/01/18		305	321,793
Series B
5.25%, 06/01/18	(AMBAC)	415	439,306

221

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Washington Metropolitan Area Transit Authority RB Series A
5.00%, 07/01/18		$120	$126,568

			887,667
FLORIDA — 5.36%
County of Hillsborough FL RB
5.00%, 08/01/18		150	159,131
County of Miami-Dade FL RB
5.25%, 08/01/18	(NPFGC)	50	52,977
County of Miami-Dade FL Transit System RB
5.00%, 07/01/18		145	152,892
Series A
5.00%, 07/01/18	(AGC)	175	184,551
County of Palm Beach FL RB
5.00%, 06/01/18		200	210,778
Florida Department of Environmental Protection RB
Series B
5.00%, 07/01/18		340	358,608
5.25%, 07/01/18		430	455,129
Florida Department of Management Services COP Series A
5.00%, 08/01/18		160	169,608
Florida’s Turnpike Enterprise RB
Series A
4.00%, 07/01/18		235	245,058
5.00%, 07/01/18		425	449,701
Hillsborough County School Board COP
Series A
5.00%, 07/01/18		180	189,851
5.50%, 07/01/18	(NPFGC)	225	238,984
Lake County School Board COP Series A
5.00%, 06/01/18		100	105,026
Lee County School Board COP
5.00%, 08/01/18		180	190,336
Series B
5.00%, 08/01/18		200	211,484

Security		Principal (000s)	Value
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/18		$90	$94,802
Series B
5.00%, 07/01/18		100	105,289
Orange County School Board COP Series A
4.00%, 08/01/18		115	119,805
Palm Beach County School District COP Series 2012C
5.00%, 08/01/18		335	353,747
Series B
5.00%, 08/01/18		65	68,637
Pasco County School Board COP
5.00%, 08/01/18		100	105,483
Reedy Creek Improvement District GOL Series A
5.00%, 06/01/18		210	220,983
School Board of Miami-Dade County (The) COP Series A
5.00%, 08/01/18	(AMBAC)	300	316,788
School District of Broward County/FL COP Series A
5.00%, 07/01/18		375	394,833
State of Florida GO
Series A
5.00%, 06/01/18		1,115	1,176,882
5.00%, 07/01/18		70	74,101
Series B
4.00%, 06/01/18		120	124,870
5.00%, 06/01/18		450	474,974
5.00%, 07/01/18		180	190,546
Series C
5.00%, 06/01/18		45	47,498
Series D
5.00%, 06/01/18		125	131,938
Series E
5.00%, 06/01/18		70	73,885

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
State of Florida Lottery Revenue RB
Series A
4.50%, 07/01/18		$405	$425,343
5.00%, 07/01/18		100	105,766
Series E
5.00%, 07/01/18		460	486,524
Volusia County School Board COP Series A
5.00%, 08/01/18		35	36,999

			8,503,807
GEORGIA — 2.88%
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/18		75	78,767
Douglasville-Douglas County Water & Sewer Authority RB
5.00%, 06/01/18		40	42,150
Georgia State Road & Tollway Authority RB
Series A
4.00%, 06/01/18		50	51,885
5.00%, 06/01/18		300	316,038
5.00%, 06/01/18	(AGM)	470	495,328
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/18	(GTD)	300	318,156
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/18		220	232,718
Series B
4.00%, 07/01/18		135	140,778
State of Georgia GO
Series A
5.00%, 07/01/18		275	290,857
Series B
4.25%, 08/01/18		150	157,314
5.00%, 07/01/18		100	105,766
Series C
5.00%, 07/01/18		300	317,298
Series E
5.00%, 07/01/18		45	47,595

Security		Principal (000s)	Value
Series E-2
4.00%, 09/01/18		$315	$329,761
Series I
5.00%, 07/01/18		1,550	1,639,373

			4,563,784
HAWAII — 1.53%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/18		55	57,450
4.00%, 08/01/18	(ETM)	20	20,880
Series B
5.00%, 08/01/18		150	159,031
City & County of Honolulu HI Wastewater System Revenue RB
Series 2009A
5.00%, 07/01/18		185	195,667
Series A
3.00%, 07/01/18		180	185,029
4.00%, 07/01/18		90	93,852
5.00%, 07/01/18		100	105,766
County of Hawaii HI GO Series B
5.00%, 09/01/18		100	106,305
County of Maui HI GO
5.00%, 06/01/18		100	105,477
Series B
5.00%, 06/01/18		50	52,739
Honolulu City & County Board of Water Supply RB Series A
4.00%, 07/01/18		110	114,708
State of Hawaii GO
Series DO
5.00%, 08/01/18		200	212,108
Series DQ
5.00%, 06/01/18	(ETM)	500	526,925
Series DR
5.00%, 06/01/18		360	379,717
State of Hawaii State Highway Fund RB Series B
5.25%, 07/01/18	(AGM)	100	106,230

			2,421,884

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
ILLINOIS — 1.96%
Du Page Cook & Will Counties Community College District No. 502 GO Series A
5.00%, 06/01/18		$70	$73,691
Metropolitan Pier & Exposition Authority RB
0.00%, 06/15/18	(NPFGC)	150	144,690
0.00%, 06/15/18	(ETM) (NPFGC FGIC)	55	53,873
Regional Transportation Authority RB
5.75%, 06/01/18	(AGM)	100	106,188
Series A
5.00%, 07/01/18		50	52,622
Series B
5.50%, 06/01/18	(NPFGC)	160	169,387
State of Illinois GO
0.00%, 08/01/18		455	437,874
4.00%, 07/01/18		360	366,581
5.00%, 08/01/18		265	274,002
First Series
5.50%, 08/01/18	(NPFGC)	135	141,684
Series A
4.00%, 09/01/18		30	30,563
State of Illinois RB
3.00%, 06/15/18		250	254,890
5.00%, 06/15/18		225	235,858
Second Series
5.75%, 06/15/18	(NPFGC)	225	238,687
Series B
5.00%, 06/15/18		500	524,130

			3,104,720
INDIANA — 0.28%
Indiana University RB Series 2008A
5.00%, 06/01/18		100	105,506
Purdue University RB
Series Y
5.00%, 07/01/18		200	211,718
Series Z-1
5.00%, 07/01/18		120	127,031

			444,255

Security		Principal (000s)	Value
IOWA — 0.77%
City of Cedar Rapids IA GO Series A
4.00%, 06/01/18		$200	$207,942
Iowa City Community School District GO Series B
3.00%, 06/01/18		135	138,583
Iowa Finance Authority RB
4.50%, 08/01/18	(ETM)	80	84,146
5.00%, 08/01/18		480	508,891
5.00%, 08/01/18	(ETM)	65	68,877
Series A
5.00%, 08/01/18		55	58,310
State of Iowa RB
4.00%, 06/15/18		150	156,198

			1,222,947
KANSAS — 0.56%
Douglas County Unified School District No. 497 Lawrence GO Series A
4.00%, 09/01/18		90	94,084
Kansas Turnpike Authority RB Series A
5.00%, 09/01/18		240	255,048
State of Kansas Department of Transportation RB Series B-2
5.00%, 09/01/22	(PR 09/01/18)	500	530,925

			880,057
KENTUCKY — 0.27%
Kentucky State Property & Building Commission RB Series A
5.00%, 08/01/18	(SAP)	75	79,003
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/18		335	353,180

			432,183
LOUISIANA — 0.30%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/18		100	104,882
State of Louisiana GO
Series A
5.00%, 08/01/18	(ETM)	200	211,930
5.00%, 09/01/18	(ETM)	100	106,254

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
State of Louisiana RB Series A
4.00%, 06/15/18	$50	$52,029

475,095
MAINE — 0.28%
Maine Municipal Bond Bank RB Series A
5.00%, 09/01/18	115	122,152
Maine Turnpike Authority RB
5.00%, 07/01/18	50	52,890
5.00%, 07/01/18	(AGM)	255	269,742

444,784
MARYLAND — 4.01%
City of Frederick MD GO
5.00%, 09/01/18	175	186,184
County of Baltimore MD GO
5.00%, 08/01/18	250	265,130
Series B
4.50%, 09/01/18	100	105,510
County of Frederick MD GO
4.00%, 08/01/18	100	104,452
County of Harford MD GO
5.00%, 07/01/18	200	211,594
County of Howard MD GO
Series A
5.00%, 08/15/18	100	106,184
Series B
5.00%, 08/15/18	390	414,118
County of Montgomery MD GO
Series A
5.00%, 07/01/18	185	195,667
5.00%, 08/01/18	250	265,130
County of Prince George’s MD GOL
4.00%, 07/15/18	25	26,086
Series A
5.00%, 09/01/18	250	265,750
Maryland State Transportation Authority RB
5.00%, 07/01/18	100	105,797
Series A
4.00%, 07/01/18	285	297,283
5.00%, 07/01/18	320	338,551
State of Maryland Department of Transportation RB
4.00%, 09/01/18	200	209,372
5.00%, 06/01/18	500	527,385

Security		Principal (000s)	Value
State of Maryland GO
First Series
4.00%, 08/15/18		$650	$679,763
Second Series
5.00%, 07/15/18		420	444,780
5.25%, 08/15/18		155	165,207
Series A
4.00%, 08/01/18		50	52,242
5.00%, 08/01/18		200	212,104
Series B
4.50%, 08/01/18		280	294,750
5.00%, 08/01/18		150	159,078
Washington Suburban Sanitary Commission GO
5.00%, 06/01/18		350	369,170
Second Series
5.00%, 06/01/18		75	79,108
Series 2009A
4.00%, 06/01/18		160	166,515
Series 2010A
4.00%, 06/01/18		100	104,072

			6,350,982
MASSACHUSETTS — 3.96%
Commonwealth of Massachusetts GO Series A
4.00%, 09/01/18		50	52,329
Commonwealth of Massachusetts GOL
Series A
3.70%, 08/01/18		100	104,000
5.00%, 08/01/18		220	233,284
Series B
3.00%, 06/01/18		525	538,970
4.00%, 06/01/18		240	249,756
4.00%, 07/01/18		25	26,070
5.00%, 06/01/18		100	105,470
5.00%, 08/01/18		725	768,776
Series D
5.50%, 08/01/18		160	170,914
5.50%, 08/01/18	(NPFGC-IBC)	100	106,821
Massachusetts Bay Transportation Authority RB
Series A
4.00%, 07/01/18		350	365,407
5.00%, 07/01/24	(PR 07/01/18)	100	105,643
5.25%, 07/01/18		285	302,490

225

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 07/01/18		$270	$285,568
5.25%, 07/01/18		105	111,444
Series C
5.00%, 07/01/31	(PR 07/01/18)	500	528,365
5.50%, 07/01/18		100	106,509
Series D
5.00%, 07/01/18		120	126,919
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/18		140	148,473
Series 12B
5.00%, 08/01/18		195	206,801
Series 15A
5.00%, 08/01/18		845	896,139
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/18		200	212,272
Series C
5.00%, 08/01/18		500	530,435

			6,282,855
MICHIGAN — 0.54%
Michigan Finance Authority RB Series A
5.00%, 07/01/18		640	677,498
Michigan State University RB Series C
5.00%, 08/15/18		170	180,506

			858,004
MINNESOTA — 2.03%
Metropolitan Council GO Series D
5.00%, 09/01/18		25	26,579
State of Minnesota 911 Services Revenue RB
4.00%, 06/01/18	(AGC)(ETM)	155	161,126
State of Minnesota GO
5.00%, 08/01/18		295	312,756
Series A
5.00%, 06/01/18		200	210,896
5.00%, 08/01/18		485	514,192

Security		Principal (000s)	Value
Series B
4.00%, 08/01/18		$100	$104,484
5.00%, 08/01/18		1,225	1,298,733
Series D
5.00%, 08/01/18		100	106,052
Series F
4.00%, 08/01/18		365	381,250
University of Minnesota RB
5.00%, 08/01/18		90	95,434

			3,211,502
MISSISSIPPI — 0.02%
Mississippi State University Educational Building Corp. RB Series A
4.00%, 08/01/18		25	26,118

			26,118
MISSOURI — 0.13%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/18		75	79,325
Series A
5.00%, 07/01/18		125	132,207

			211,532
MONTANA — 0.10%
Montana Department of Transportation RB
5.00%, 06/01/18		150	157,772

			157,772
NEBRASKA — 0.07%
Douglas County School District No. 17/NE GO
4.00%, 06/15/18		100	104,177

			104,177
NEVADA — 2.43%
Clark County School District GOL Series A
5.00%, 06/15/18		570	600,233
Clark County Water Reclamation District GOL
5.25%, 07/01/19	(PR 07/01/18)	290	307,574

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
County of Clark Department of Aviation RB
Series A
5.25%, 07/01/18		$135	$142,702
Series B
5.00%, 07/01/18		580	610,943
Series D
3.60%, 07/01/18		120	124,003
5.00%, 07/01/18		280	295,154
County of Clark NV GOL
5.00%, 06/01/18		275	289,047
County of Clark NV RB
4.00%, 07/01/18		350	363,965
Series B
4.00%, 07/01/18		75	77,993
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/18		100	105,433
Series C
5.00%, 06/01/18		165	173,964
State of Nevada GOL
5.00%, 06/01/18		25	26,355
5.00%, 08/01/18		190	201,379
Series C
5.00%, 06/01/18		360	379,508
State of Nevada Highway Improvement Revenue RB
4.25%, 12/01/20	(PR 06/01/18)	100	104,346
Washoe County School District/NV GOL Series F
5.00%, 06/01/18		50	52,606

			3,855,205
NEW HAMPSHIRE — 0.68%
New Hampshire Municipal Bond Bank RB Series C
5.50%, 08/15/18		165	176,522
New Hampshire State Turnpike System RB Series C
5.00%, 08/01/18		200	211,192
State of New Hampshire GO
Series A
5.00%, 07/01/18		110	116,258

Security		Principal (000s)	Value
Series B
4.00%, 06/01/18		$300	$312,000
5.00%, 06/01/18		100	105,404
State of New Hampshire RB
5.00%, 09/01/18		145	153,769

			1,075,145
NEW JERSEY — 2.19%
County of Middlesex NJ GO Series A
3.00%, 06/01/18		100	102,597
New Jersey Building Authority RB Series A
5.00%, 06/15/18		150	155,320
New Jersey Economic Development Authority RB
5.00%, 06/15/18		250	261,216
5.00%, 09/01/18		200	207,904
5.00%, 09/01/18	(ETM)	315	334,483
Series A
0.00%, 07/01/18	(NPFGC)	55	53,260
Series PP
5.00%, 06/15/18		100	104,061
New Jersey Educational Facilities Authority RB
5.00%, 06/01/18	(SAP)	260	269,152
Series J
5.00%, 07/01/18		50	52,883
Series K
4.25%, 07/01/18		100	104,651
New Jersey Environmental Infrastructure Trust RB Series A
4.00%, 09/01/18	(GTD)	300	313,905
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/18		400	414,188
5.75%, 06/15/18		50	52,308
Series AA
4.00%, 06/15/18		65	66,381
Series B
5.00%, 06/15/18		75	77,660
State of New Jersey GO
5.00%, 06/01/18		170	178,192

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Series H
5.25%, 07/01/18		$175	$184,501
Series K
5.13%, 07/15/18		50	52,682
Series L
5.25%, 07/15/18	(AMBAC)	50	52,777
Series M
5.50%, 07/15/18	(AMBAC)	360	381,359
Series Q
5.00%, 08/15/18		50	52,710

			3,472,190
NEW MEXICO — 1.37%
Albuquerque Municipal School District No. 12 GO Series A
3.00%, 08/01/18	(SAW)	100	102,872
City of Albuquerque NM GO Series A
4.00%, 07/01/18		50	52,178
City of Santa Fe NM RB
Series A
4.00%, 06/01/18		60	62,452
5.00%, 06/01/18		125	131,864
County of Santa Fe NM GO
4.00%, 07/01/18		100	104,356
Series A
3.00%, 07/01/18		75	77,153
New Mexico Finance Authority RB
5.00%, 06/15/18		300	316,926
Series A
4.00%, 06/01/18		60	62,339
Series E
4.00%, 06/01/18		280	290,917
Santa Fe Public School District GO
4.00%, 08/01/18	(SAW)	150	156,633
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/18		725	767,137
Series B
5.00%, 07/01/18		50	52,829

			2,177,656
NEW YORK — 8.60%
City of New York NY GO
Series 1
4.00%, 08/01/18		100	104,371
5.00%, 08/01/18		360	381,373

Security		Principal (000s)	Value
Series A
3.00%, 08/01/18		$125	$128,506
5.00%, 08/01/18		575	609,138
Series B
4.00%, 08/01/18		275	287,020
5.00%, 08/01/18		485	513,794
Series C
4.00%, 08/01/18		255	266,146
5.00%, 08/01/18		775	821,011
5.25%, 08/01/18		70	74,430
Series D
5.00%, 08/01/18		45	47,672
Series E
0.00%, 08/01/18		50	48,799
4.00%, 08/01/18		380	396,610
5.00%, 08/01/18		725	768,044
Series F
5.00%, 08/01/18		70	74,156
Series G
5.00%, 08/01/18		665	704,481
Series I
5.00%, 08/01/18		805	852,793
Series I-1
5.00%, 08/01/18		550	582,654
Series J
5.00%, 08/01/18		50	52,969
Series K
5.00%, 08/01/18		250	264,843
County of Onondaga NY GO Series A
5.00%, 06/15/18		125	131,903
County of Orange NY GO Series A
5.00%, 07/15/18		25	26,384
County of Westchester NY GO Series B
5.00%, 07/01/18		100	105,797
County of Westchester NY GOL Series B
4.00%, 07/01/18		20	20,862
Metropolitan Transportation Authority RB Series A
5.75%, 07/01/18	(SAP)	150	159,972

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
3.00%, 07/15/18	(SAW)	$100	$102,743
5.00%, 07/15/18	(SAW)	755	798,707
Series S-2
4.90%, 07/15/18	(SAW)	25	26,409
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/18		420	445,141
Series A-3
5.00%, 08/01/18	(ETM)	145	153,704
New York City Water & Sewer System RB
Series AA
5.00%, 06/15/18	(ETM)	60	63,357
Series C
5.25%, 06/15/18	(ETM)	115	121,848
Series D
0.00%, 06/15/18		60	58,785
Series FF
5.00%, 06/15/18		215	227,098
Series FF-1
3.25%, 06/15/18		100	103,088
4.00%, 06/15/18		100	104,170
5.00%, 06/15/18		150	158,441
New York City Water & Sewer System RB BAB Series EE
5.00%, 06/15/18	(ETM)	100	105,595
New York State Dormitory Authority RB
5.00%, 07/01/18		320	338,499
Series A
4.00%, 07/01/18		490	510,372
4.50%, 07/01/18		100	104,854
5.00%, 07/01/18		555	586,105
5.50%, 07/01/18	(NPFGC)	140	148,982
Series D
5.00%, 06/15/18		470	496,235
Series E
5.00%, 08/15/18		125	132,689

Security	Principal (000s)	Value
New York State Environmental Facilities Corp. RB
5.00%, 06/15/18	$155	$163,861
Series A
5.00%, 06/15/18	385	407,011
Series B
5.00%, 06/15/18	355	375,295
5.00%, 08/15/18	90	95,671
Port Authority of New York & New Jersey RB
5.00%, 07/15/18	355	375,753

13,628,141
NORTH CAROLINA — 1.90%
Cape Fear Public Utility Authority RB
5.00%, 08/01/18	(ETM)	115	121,897
City of Charlotte NC Airport Revenue RB Series A
5.00%, 07/01/18	25	26,326
City of Charlotte NC GO
Series A
5.00%, 07/01/18	105	111,054
Series C
5.00%, 06/01/18	130	137,120
City of Charlotte NC Water & Sewer System Revenue RB
5.00%, 07/01/18	285	301,433
Series B
5.00%, 07/01/18	160	169,226
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/18	110	116,362
County of Buncombe NC RB
5.00%, 06/01/18	100	105,462
Series A
5.00%, 06/01/18	300	316,386
County of Forsyth NC GO
5.00%, 07/01/18	155	163,937
County of Guilford NC GO
Series A
5.00%, 08/01/18	190	201,499
Series D
4.00%, 08/01/18	200	208,968

229

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
County of Mecklenburg NC GO
Series A
3.00%, 08/01/18	$175	$179,965
5.00%, 08/01/18	25	26,513
State of North Carolina GO
Series B
5.00%, 06/01/18	350	369,169
Series D
3.00%, 06/01/18	350	359,090
Town of Cary NC GO Series A
5.00%, 06/01/18	100	105,477

		3,019,884
OHIO — 2.20%
City of Columbus OH GO
Series 1
5.00%, 07/01/18	200	211,532
Series A
4.00%, 06/01/18	300	312,174
5.00%, 07/01/18	100	105,751
Miami University/Oxford OH RB
5.00%, 09/01/18	165	174,913
Ohio State University (The) RB Series A
5.00%, 06/01/18	50	52,753
Ohio State Water Development Authority RB Series B
5.00%, 06/01/18	100	105,579
Ohio Water Development Authority RB
4.00%, 06/01/18	100	104,058
Ohio Water Development Authority Water Pollution Control Loan Fund RB
Series A
5.00%, 06/01/18	100	105,550
Series B
5.00%, 06/01/18	140	147,770
State of Ohio Department of Administration COP
5.00%, 09/01/18	125	132,666
Series S
4.00%, 09/01/18	225	235,096

Security		Principal (000s)	Value
State of Ohio GO
Series A
3.00%, 08/01/18		$100	$102,951
4.00%, 08/01/18		400	417,816
4.63%, 09/01/18		560	591,752
Series B
5.00%, 08/01/18		50	53,043
5.00%, 09/01/18		145	154,216
Series C
3.00%, 08/01/18		50	51,444
4.00%, 08/01/18		215	224,576
State of Ohio RB
Series 2008-1
5.25%, 06/15/18		50	52,983
5.75%, 06/15/18		135	144,026

			3,480,649
OKLAHOMA — 0.96%
County of Oklahoma OK GOL Series A
3.75%, 08/01/18		50	52,031
Grand River Dam Authority RB
Series A
3.00%, 06/01/18		100	102,597
5.00%, 06/01/18	(BHAC) (ETM)	200	210,710
Oklahoma Capital Improvement Authority RB
Series A
4.00%, 07/01/18		220	228,712
5.00%, 07/01/18		415	438,363
Series B
5.00%, 07/01/18		165	173,955
Series C
4.00%, 07/01/18		200	207,888
Oklahoma Department of Transportation RB
5.00%, 09/01/18		25	26,434
State of Oklahoma GO Series A
5.00%, 07/15/18		75	79,468

			1,520,158
OREGON — 1.07%
City of Eugene OR Electric Utility System Revenue RB
5.00%, 08/01/18	(ETM)	200	211,880

230

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/15/18	(ETM)	$440	$464,658
5.00%, 08/01/18		140	148,453
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/18	(AGM, GTD)	50	52,809
County of Multnomah OR GOL
3.00%, 08/01/18		160	164,645
Portland Community College District GO
5.00%, 06/15/18		100	105,694
State of Oregon GO Series A
4.00%, 08/01/18		430	449,075
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.25%, 06/15/18	(AGM, GTD)	100	106,010

			1,703,224
PENNSYLVANIA — 2.97%
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/18		100	105,199
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/18		375	394,282
5.00%, 06/15/18		50	52,638
5.00%, 07/01/18		475	500,270
Second Series
5.00%, 07/01/18		250	263,300
Series A
5.00%, 07/15/18		150	158,154
Third Series
5.38%, 07/01/18	(AGM)	540	571,725
County of Bucks PA GO
5.00%, 06/01/18		120	126,660
County of Erie PA GO Series C
3.00%, 09/01/18		100	102,707
Delaware County Authority RB
4.00%, 08/01/18		100	104,033
Delaware River Joint Toll Bridge Commission RB Series A
5.50%, 07/01/18	(NPFGC)	75	79,638

Security		Principal (000s)	Value
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/18		$1,430	$1,512,668
Pennsylvania Higher Educational Facilities Authority RB Series AN
5.00%, 06/15/18		100	105,319
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/18		305	322,001
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/18	(AGC)	50	52,521
5.25%, 07/15/18	(AGM)	75	79,354
Series C
5.38%, 06/01/18	(AGC)	75	79,175
Southeastern Pennsylvania Transportation Authority RB
5.00%, 06/01/18		100	105,050

			4,714,694
RHODE ISLAND — 0.08%
Rhode Island Health & Educational Building Corp. RB
4.00%, 09/01/18		125	130,821

			130,821
SOUTH CAROLINA — 0.18%
South Carolina State Ports Authority RB
5.00%, 07/01/18		100	105,120
State of South Carolina GO Series A
5.00%, 06/01/18		170	179,311

			284,431
SOUTH DAKOTA — 0.07%
South Dakota Conservancy District RB Series 2012B
4.00%, 08/01/18		100	104,484

			104,484
TENNESSEE — 0.84%
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/18		440	465,436
Series D
4.00%, 07/01/18		255	265,914
5.00%, 07/01/18		105	111,070

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/18	$125	$131,669
State of Tennessee GO
Series A
4.00%, 09/01/18	125	130,879
5.00%, 08/01/18	45	47,731
Series B
4.00%, 08/01/18	165	172,425

1,325,124
TEXAS — 6.14%
Austin Community College District GOL
5.00%, 08/01/18	100	105,907
Austin Independent School District GO Series B
5.00%, 08/01/18	120	127,363
City of Arlington TX GOL Series A
4.00%, 08/15/18	100	104,559
City of Austin TX GOL
4.00%, 09/01/18	160	167,451
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/18	50	52,713
City of Houston TX Airport System Revenue RB Series A
5.00%, 07/01/18	85	89,483
City of Plano TX GOL Series 2011
4.00%, 09/01/18	150	156,851
City of San Antonio TX GOL
4.50%, 08/01/18	70	73,712
5.00%, 08/01/18	100	106,087
College Station Independent School District GO
4.00%, 08/15/18	(PSF)	50	52,271
Coppell Independent School District GO Series B
0.00%, 08/15/18	145	141,078
County of Bexar TX GOL Series A
5.00%, 06/15/18	150	158,183

Security		Principal (000s)	Value
County of Harris TX GO Series C
5.25%, 08/15/18	(AGM)	$150	$160,048
County of Harris TX RB Series C
5.00%, 08/15/18		180	191,003
County of Tarrant TX GOL
5.00%, 07/15/18		85	90,051
Dallas Independent School District GO
5.00%, 08/15/18	(PSF)	100	106,147
Dallas Independent School District GOL
1.50%, 02/15/34	(MT 08/15/18)	150	150,090
DeSoto Independent School District GO
4.00%, 08/15/18	(PSF)	140	146,359
El Paso Independent School District GO
4.00%, 08/15/18	(PSF)	150	156,813
Fort Bend Independent School District GO
5.00%, 08/15/18	(PSF)	285	302,519
Frisco Independent School District GO Series B
5.00%, 08/15/18	(PSF)	100	106,084
Grapevine-Colleyville Independent School District GO Series B
5.00%, 08/15/18		150	159,220
Hays Consolidated Independent School District GO
5.00%, 08/15/18	(PSF)	120	127,376
Keller Independent School District/TX GO
4.00%, 08/15/18	(PSF)	275	287,831
Series A
0.00%, 08/15/18	(PSF)	25	24,420
Klein Independent School District GO Series A
5.00%, 08/01/18	(PSF)	160	169,626
Laredo Community College District GOL
5.00%, 08/01/18		100	105,531
Leander Independent School District GO
5.25%, 08/15/18	(PSF)	100	106,485
Series 2010
0.00%, 08/15/18	(PSF)	300	293,043
Series B
0.00%, 08/15/18		170	165,296

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Lewisville Independent School District GO Series A
4.00%, 08/15/18	(PSF)	$235	$245,674
Mesquite Independent School District GO Series A
5.00%, 08/15/18	(PSF)	50	53,074
North East Independent School District/TX GO Series A
5.00%, 08/01/18	(PSF)	400	424,064
North Texas Municipal Water District RB
4.00%, 06/01/18		225	234,130
5.00%, 06/01/18		25	26,355
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/18		500	523,030
Northside Independent School District GO
4.00%, 08/15/18(PSF)		60	62,688
Permanent University Fund - Texas A&M University System RB
5.00%, 07/01/18		150	158,602
Permanent University Fund - University of Texas System RB Series A
5.00%, 07/01/18		150	158,626
Pleasanton Independent School District GO
5.00%, 08/15/18		130	137,909
Round Rock Independent School District GO
4.50%, 08/01/18		300	315,699
5.00%, 08/01/18		80	84,813
South San Antonio Independent School District/TX GO
4.25%, 08/15/18	(PSF)	100	104,881
Spring Independent School District GO
3.50%, 08/15/18	(PSF)	100	103,740
State of Texas GO
4.00%, 08/01/18		145	151,483
Series B
3.00%, 08/01/18		150	154,355
5.00%, 08/01/18		120	127,402

Security		Principal (000s)	Value
Series C
4.00%, 08/01/18		$175	$182,824
5.00%, 08/01/18		75	79,626
Series F
5.00%, 08/01/18		75	79,602
Tarrant Regional Water District RB
6.00%, 09/01/18		190	205,078
Texas Tech University RB Series A
5.00%, 08/15/18		200	212,226
Texas Water Development Board RB Subseries A-1
4.00%, 07/15/18		260	271,362
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/18		260	275,699
United Independent School District/TX GO
5.00%, 08/15/18	(PSF)	100	106,147
University of Texas System (The) RB
Series B
4.00%, 08/15/18		280	292,729
5.25%, 08/15/18		240	255,725
Series C
5.00%, 08/15/18		370	392,759
Series E
3.00%, 08/15/18		120	123,529

			9,727,431
UTAH — 2.57%
County of Salt Lake UT RB Series A
5.00%, 08/15/18		700	743,498
Granite School District Board of Education GO
5.00%, 06/01/18	(GTD)	65	68,522
Intermountain Power Agency RB
Series A
4.00%, 07/01/18		310	321,944
5.00%, 07/01/18		390	410,807
State of Utah GO
Series A
4.00%, 07/01/23	(PR 07/01/18)	55	57,287
5.00%, 07/01/20	(PR 07/01/18)	300	316,974
5.00%, 01/01/24	(PR 07/01/18)	150	158,487
Series C
3.00%, 07/01/18		60	61,640
5.00%, 07/01/18		1,230	1,301,106

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
University of Utah (The) RB Series A-1
4.00%, 08/01/18		$125	$130,548
Utah Transit Authority RB
Series A
5.00%, 06/15/18	(AGM) (ETM)	205	216,316
5.00%, 06/15/25	(PR 06/15/18)	270	284,701

			4,071,830
VERMONT — 0.25%
State of Vermont GO
Series B
5.00%, 08/15/18		250	265,545
Series D
4.00%, 08/15/18		130	135,996

			401,541
VIRGINIA — 4.51%
City of Alexandria VA GO
5.00%, 06/15/18	(SAW)	100	105,612
5.00%, 07/15/18		5	5,295
City of Newport News VA GO
Series B
5.00%, 07/01/18		55	58,231
Series C
5.00%, 09/01/18	(SAW)	100	106,425
City of Richmond VA GO Series B
5.00%, 07/15/18		150	158,889
City of Virginia Beach VA GO Series B
5.00%, 07/15/18		245	259,455
Commonwealth of Virginia GO
Series B
4.00%, 06/01/18	(SAW)	250	260,180
5.00%, 06/01/18		300	316,431
County of Arlington VA GO Series B
4.00%, 08/15/18		100	104,579
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/18		125	132,375
County of Henrico VA GO
4.00%, 07/15/18		125	130,470
Series A
5.00%, 08/01/18		100	106,052
County of Loudoun VA GO Series A
5.00%, 07/01/18		200	211,532

Security		Principal (000s)	Value
University of Virginia RB
5.00%, 09/01/18		$125	$132,960
Virginia Beach Development Authority RB Series B
5.00%, 08/01/18		135	143,239
Virginia College Building Authority RB
5.00%, 09/01/18	(SAW)	300	319,017
5.00%, 09/01/21	(PR 09/01/18)	1,050	1,115,845
Series B
5.00%, 09/01/18		350	372,187
Virginia Public Building Authority RB
Series B
4.13%, 08/01/18		100	104,683
5.00%, 08/01/18		100	106,070
5.00%, 08/01/18	(SAP)	230	243,961
Series B-1
5.00%, 08/01/18		100	106,070
Series C
5.00%, 08/01/18		1,000	1,060,700
Virginia Public School Authority RB
5.00%, 07/15/18	(SAW)	75	79,449
Series B
5.00%, 08/01/18		205	217,411
5.00%, 08/01/18	(SAW)	215	228,016
Series C
4.00%, 08/01/18	(SAW)	285	297,788
5.00%, 08/01/18	(SAW)	625	662,837

			7,145,759
WASHINGTON — 5.73%
City of Seattle WA Municipal Light & Power Revenue RB Series A
5.00%, 06/01/18		195	205,651
City of Seattle WA Water System Revenue RB Series B
4.00%, 08/01/18		290	302,966
Clark County School District No. 114 Evergreen GO
4.00%, 06/01/18	(GTD)	250	259,965
County of King WA GOL
5.00%, 06/01/18		100	105,506

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
County of Pierce WA RB
5.00%, 08/01/18	$125	$132,548
Energy Northwest RB
4.00%, 07/01/18	250	260,700
5.00%, 07/01/18	405	428,352
Series A
5.00%, 07/01/18	2,360	2,496,078
5.25%, 07/01/18	580	615,594
Port of Seattle WA Series A
4.00%, 08/01/18	65	67,622
Port of Seattle WA RB
5.00%, 06/01/18	260	273,205
Series A
5.00%, 08/01/18	70	73,917
State of Washington COP
Series A
5.00%, 07/01/18	125	131,841
Series F
4.00%, 07/01/18	195	202,722
State of Washington GO
Series 2010A
5.00%, 08/01/18	115	122,000
Series 2010C
5.00%, 08/01/18	120	127,304
Series 2013A
5.00%, 08/01/18	515	546,348
Series A
5.00%, 08/01/18	390	413,739
Series B
5.00%, 07/01/18	150	158,718
5.00%, 08/01/18	270	286,435
Series B-2
5.00%, 08/01/18	145	153,826
Series C
5.00%, 06/01/18	100	105,506
5.50%, 07/01/18	280	298,357
Series D
5.00%, 07/01/18	300	317,436
Series R-2011C
5.00%, 07/01/18	240	253,949
Series R-2015
5.00%, 07/01/18	100	105,812
Series R-2015-C
4.00%, 07/01/18	85	88,638

Security	Principal or Shares (000s)	Value
State of Washington RB Series C
5.00%, 09/01/18	$455	$482,259
University of Washington RB Series C
5.00%, 07/01/18	65	68,778

9,085,772
WEST VIRGINIA — 0.13%
State of West Virginia GO Series A
5.00%, 06/01/18	200	211,012

211,012
WISCONSIN — 1.69%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/18	150	158,215
Series 2
5.00%, 06/01/18	315	332,253
Series 5
5.00%, 06/01/18	100	105,477
State of Wisconsin RB Series 1
4.00%, 07/01/18	715	745,602
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/18	765	809,225
Series 2
4.00%, 07/01/18	250	260,700
WPPI Energy RB Series A
5.00%, 07/01/18	(AGM)	255	268,760

2,680,232

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $156,231,382)	155,860,929

SHORT-TERM INVESTMENTS — 0.81%

MONEY MARKET FUNDS — 0.81%
BlackRock Liquidity Funds MuniCash Portfolio
0.55%[a,b]	1,286	1,286,376

1,286,376

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2018 TERM MUNI BOND ETF

December 31, 2016

Value
TOTAL SHORT—TERM INVESTMENTS
(Cost: $1,286,376)	$1,286,376

TOTAL INVESTMENTS IN SECURITIES — 99.14%
(Cost: $157,517,758)[c]	157,147,305
Other Assets, Less Liabilities — 0.86%	1,365,841

NET ASSETS — 100.00%	$158,513,146

BAB  —  Build America Bond

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

IBC  —  Insured Bond Certificates

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AMBAC  —  Ambac Assurance Corp.

BHAC  —  Berkshire Hathaway Assurance Corp.

FGIC  —  Financial Guaranty Insurance Co.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC-FGIC  —  National Public Finance Guarantee Corp.- Financial Guaranty Insurance Co.

NPFGC-IBC  —  National Public Finance Guarantee Corp.- Insured Bond Certificates

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $157,517,757. Net unrealized depreciation was $370,452, of which $53,505 represented gross unrealized appreciation on securities and $423,957 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$155,860,929	$—	$155,860,929
Money market funds	1,286,376	—	—	1,286,376

Total	$1,286,376	$155,860,929	$—	$157,147,305

236

Schedule of Investments (Unaudited)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.72%

ALABAMA — 1.01%
Alabama Drinking Water Finance Authority RB Series A
3.00%, 08/15/19		$235	$244,240
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/19		290	315,842
Alabama Public School & College Authority RB Series C
5.00%, 09/01/19		195	212,911
City of Huntsville AL GO Series A
5.00%, 09/01/19		185	202,146
State of Alabama GO Series A
4.00%, 06/01/19		175	185,915
5.00%, 08/01/19		125	136,294
Series C
5.00%, 06/01/19		55	59,734
Series D
4.25%, 06/01/19	(ETM)	25	26,679

			1,383,761
ALASKA — 0.32%
Borough of North Slope AK GO Series A
4.00%, 06/30/19		115	121,680
5.00%, 06/30/19		10	10,825
Municipality of Anchorage AK GO Series B
5.00%, 09/01/19	(NPFGC)	20	21,755
State of Alaska GO Series A
4.00%, 08/01/19		250	265,738
Series B
5.00%, 08/01/19		20	21,764

			441,762
ARIZONA — 4.07%
Arizona Board of Regents COP Series B
5.00%, 06/01/19		100	107,862

Security		Principal (000s)	Value
Series C
5.00%, 06/01/19		$40	$43,145
Arizona School Facilities Board COP Series A
5.00%, 09/01/19		200	217,310
Series A-3
5.00%, 09/01/19	(AGM)	150	163,105
Arizona Transportation Board RB
5.00%, 07/01/19		555	603,540
City of Flagstaff AZ GOL Series B
4.00%, 07/01/19		55	58,421
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/19		50	51,986
4.00%, 07/01/19		130	138,152
5.00%, 07/01/19		580	630,801
Series A
4.00%, 07/01/19		430	455,569
5.00%, 07/01/19		525	570,102
City of Scottsdale AZ GOL
3.00%, 07/01/19		100	103,871
City of Tempe AZ GOL Series B
4.00%, 07/01/19		135	143,466
City of Tucson AZ Water System Revenue RB
5.00%, 07/01/19		40	43,344
County of Pima AZ RB
4.00%, 07/01/19		25	26,568
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/19	(AGM)	70	76,122
Series B
5.00%, 07/01/19		215	233,804
Maricopa County Community College District GO Series C
5.00%, 07/01/19		60	65,387
Series D
4.00%, 07/01/19		280	298,270

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/19	(AGM)	$110	$120,181
Maricopa County Unified School District No. 4 Mesa GOL
4.00%, 07/01/19		115	122,212
Maricopa County Unified School District No. 69 Paradise Valley GO Series D
3.50%, 07/01/19		70	73,444
Maricopa County Unified School District No. 80 Chandler GOL
4.00%, 07/01/19		75	79,703
Pima County Regional Transportation Authority RB
5.00%, 06/01/19		250	271,167
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/19		135	146,981
Scottsdale Preserve Authority RB
5.00%, 07/01/19		305	331,206
State of Arizona COP
4.00%, 09/01/19		100	106,055
State of Arizona Lottery Revenue RB Series A
5.00%, 07/01/19	(AGM)	55	59,471
University of Arizona RB
5.00%, 08/01/19		105	114,122
Series B
5.00%, 06/01/19		85	92,197

			5,547,564
CALIFORNIA — 14.69%
91 Express Lanes Toll Road RB
5.00%, 08/15/19		155	168,786
Anaheim Public Financing Authority RB
0.00%, 09/01/19	(AGM)	50	47,329
Berkeley Unified School District/CA GO
5.00%, 08/01/19		90	98,271
California Educational Facilities Authority RB
5.25%, 09/01/19	(AMBAC)	25	27,505

Security		Principal (000s)	Value
California State Public Works Board RB Series A
5.00%, 06/01/19		$25	$27,059
5.00%, 09/01/19		395	430,234
Series D
5.00%, 09/01/19		75	81,690
Series F
4.00%, 09/01/19		25	26,579
5.00%, 09/01/19		85	92,582
Series G
5.00%, 09/01/19		100	108,920
Chaffey Community College District GO Series A
5.00%, 06/01/19		45	48,896
City & County of San Francisco CA GO
4.00%, 06/15/19		150	159,489
Series A
5.00%, 06/15/19		65	70,695
City of Industry CA GO Series B
5.00%, 07/01/19		50	54,103
City of Los Angeles CA GO Series A
4.00%, 09/01/19	(ETM)	90	96,018
5.00%, 09/01/19		165	180,429
Series B
5.00%, 09/01/19		105	114,819
City of Los Angeles CA Wastewater System Revenue RB Series A
5.00%, 06/01/19		395	429,199
5.25%, 06/01/19		50	54,625
City of Santa Rosa CA Wastewater Revenue RB Series B
0.00%, 09/01/19	(AMBAC)	60	56,795
Clovis Unified School District GO Series A
0.00%, 08/01/19	(ETM) (NPFGC)	150	143,691

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Coast Community College District GO Series A
5.00%, 08/01/19		$135	$147,335
Contra Costa County Public Financing Authority RB Series B
5.00%, 06/01/19		75	80,956
County of Orange CA Airport Revenue RB Series B
5.00%, 07/01/19		25	27,199
County of Santa Clara CA GO Series B
5.00%, 08/01/19		25	27,319
East Bay Municipal Utility District Water System Revenue RB
Series A
5.00%, 06/01/19		55	59,776
Series B
4.00%, 06/01/19		20	21,262
5.00%, 06/01/19		65	70,644
East Bay Regional Park District GO Series A
3.00%, 09/01/19		35	36,417
El Camino Community College District GO
5.00%, 08/01/19		40	43,655
Foothill-De Anza Community College District GO
5.25%, 08/01/19	(NPFGC)	65	71,440
Long Beach Unified School District GO
Series A
4.00%, 08/01/19		85	90,614
5.00%, 08/01/19		20	21,827
Los Altos Elementary School District GO
5.00%, 08/01/19		25	27,299
Los Angeles Community College District/CA GO Series C
5.00%, 08/01/19		400	436,548

Security	Principal (000s)	Value
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/19	$160	$174,325
Series A
5.00%, 07/01/19	540	588,117
Series B
5.00%, 07/01/19	205	223,247
Series D
5.00%, 07/01/19	170	185,132
Los Angeles Department of Water & Power RB
Series A
4.00%, 07/01/19	90	95,782
5.00%, 07/01/19	160	174,200
Los Angeles Department of Water RB
Series A
5.00%, 07/01/19	140	152,534
Series B
5.00%, 07/01/19	330	359,544
Los Angeles Unified School District/CA GO
Series A
3.00%, 07/01/19	165	171,595
5.00%, 07/01/19	660	718,746
Series C
5.00%, 07/01/19	300	326,703
Series F
5.00%, 07/01/19	50	54,450
Series I
5.00%, 07/01/19	390	424,714
Series K
4.00%, 07/01/19	175	186,286
Series KRY
5.00%, 07/01/19	90	98,011
Marin Community College District GO
4.00%, 08/01/19	80	85,179
Metropolitan Water District of Southern California RB
3.50%, 07/01/19	100	105,248
Series A
5.00%, 07/01/19	125	136,159
Series B
5.00%, 07/01/19	125	136,159

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
Series C
5.00%, 07/01/19	$65	$70,803
Municipal Improvement Corp. of Los Angeles RB Series C
4.50%, 09/01/19	140	151,021
Newport Mesa Unified School District GO
4.00%, 08/01/19	100	106,764
Northern California Power Agency RB Series A
5.00%, 07/01/19	150	162,579
Placentia-Yorba Linda Unified School District GO
5.00%, 08/01/19	50	54,515
Port of Los Angeles RB Series A
5.00%, 08/01/19	160	174,712
Poway Unified School District GO
5.00%, 08/01/19	185	201,904
Rancho Santiago Community College District GO
5.25%, 09/01/19	(AGM)	100	110,022
Redding Joint Powers Financing Authority RB Series A
5.00%, 06/01/19	50	54,165
Riverside County Transportation Commission RB Series A
5.00%, 06/01/19	140	152,058
Sacramento Municipal Utility District RB
Series X
5.00%, 08/15/19	170	185,718
Series Y
4.00%, 08/15/19	120	128,014
San Diego Community College District GO
5.00%, 08/01/19	270	295,029
San Diego County Regional Airport Authority RB Series A
5.00%, 07/01/19	35	37,836

Security		Principal (000s)	Value
San Diego Public Facilities Financing Authority RB Series A
5.00%, 09/01/19		$150	$163,393
San Diego Public Facilities Financing Authority Water Revenue RB Series B
5.00%, 08/01/19	(ETM)	75	81,756
San Diego Unified School District/CA GO
Series A
0.00%, 07/01/19		220	210,091
0.00%, 07/01/19	(NPFGC)	160	152,794
Series C-2
5.50%, 07/01/19	(AGM)	165	181,710
Series R-3
5.00%, 07/01/19		45	49,005
San Francisco Bay Area Rapid Transit District RB
5.00%, 07/01/19		100	109,030
San Francisco Unified School District GO
Series B
5.00%, 06/15/19		145	157,666
Series E
5.00%, 06/15/19		70	76,114
San Jose Financing Authority RB Series A
5.00%, 06/01/19		45	48,726
San Jose Unified School District GO
4.00%, 08/01/19		50	53,302
San Juan Unified School District GO
5.00%, 08/01/19		25	27,284
San Mateo County Community College District GO
4.00%, 09/01/19		105	112,191
San Mateo County Transit District RB Series A
5.25%, 06/01/19	(ETM)(NPFGC)	25	27,291
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/19		145	154,769

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Santa Margarita-Dana Point Authority RB Series A
5.00%, 08/01/19		$75	$81,853
Santa Monica Community College District GO Series C
5.25%, 08/01/19		65	71,350
Santa Monica-Malibu Unified School District GO
0.00%, 08/01/19		205	195,925
Sonoma County Junior College District GO
5.00%, 08/01/19		60	65,370
Southern California Public Power Authority RB
5.00%, 07/01/19		95	103,456
Series A
4.00%, 07/01/19		120	127,739
5.00%, 07/01/19		565	615,291
State of California GO
3.00%, 09/01/19		460	478,630
5.00%, 09/01/19		1,770	1,934,044
Series A
4.60%, 07/01/19	(ETM)	600	646,908
5.00%, 07/01/19	(ETM)	2,095	2,279,318
5.00%, 07/01/20	(PR 07/01/19)	570	620,149
5.25%, 07/01/21	(PR 07/01/19)	60	65,646
Series B
5.00%, 09/01/19		975	1,065,363
Tahoe-Truckee Unified School District GO
5.50%, 08/01/19	(NPFGC)	55	60,589
Ventura County Community College District GO
5.00%, 08/01/19		40	43,655
William S Hart Union High School District GO Series C
4.00%, 08/01/19		20	21,284

			20,042,968
COLORADO — 0.62%
City & County of Denver CO GO Series A
5.00%, 08/01/19		110	120,085

Security		Principal (000s)	Value
City & County of Denver CO RB Series A
5.25%, 09/01/19	(ETM) (AGM)	$100	$109,801
Colorado Water Resources & Power Development Authority RB Series A
5.00%, 09/01/19		25	27,351
E-470 Public Highway Authority RB Series A
5.00%, 09/01/19		100	108,391
Regional Transportation District COP Series A
4.00%, 06/01/19		100	105,347
University of Colorado RB
Series A
5.00%, 06/01/19		185	200,710
Series B
5.00%, 06/01/19		155	168,163

			839,848
CONNECTICUT — 1.55%
City of Stamford CT GO Series B
4.00%, 07/01/19		60	63,884
Connecticut State Health & Educational Facility Authority RB Series A-1
1.00%, 07/01/42	(MT 07/01/19)	400	393,072
State of Connecticut GO
Series B
5.25%, 06/01/19	(AMBAC)	330	357,090
Series C
5.00%, 06/15/19		215	231,263
5.00%, 07/15/19		130	140,092
Series D
5.00%, 06/15/19		75	80,673
Series E
5.00%, 09/01/19		25	27,016
State of Connecticut RB Series A
5.00%, 06/01/19		175	190,064
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 09/01/19		400	434,984

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 08/01/19		$60	$65,117
University of Connecticut RB Series A
5.00%, 08/15/19		125	135,924

			2,119,179
DELAWARE — 0.68%
County of New Castle DE GO
Series A
5.00%, 07/15/19		25	27,260
Series B
5.00%, 07/15/19		100	109,041
Delaware Transportation Authority RB
5.00%, 07/01/19		50	54,464
5.00%, 09/01/19		150	163,572
Series A
5.00%, 07/01/19		360	392,137
State of Delaware GO
Series A
3.00%, 08/01/19		100	103,975
5.00%, 07/01/19		70	76,249

			926,698
DISTRICT OF COLUMBIA — 0.58%
District of Columbia GO
Series A
5.00%, 06/01/19		335	363,700
Series B
5.25%, 06/01/19	(AGM-CR AMBAC)	120	130,991
5.25%, 06/01/19	(AMBAC)	100	109,159
Series D
5.00%, 06/01/19		175	189,992

			793,842
FLORIDA — 6.79%
Board of Governors State University System of Florida RB Series A
5.00%, 07/01/19		255	277,040
County of Hillsborough FL RB
5.00%, 08/01/19		170	185,360

Security	Principal (000s)	Value
County of Miami-Dade FL GO
3.50%, 07/01/19	$75	$78,539
County of Miami-Dade FL Transit System RB
Series A
5.00%, 07/01/19	130	140,768
5.00%, 07/01/19	(AGC)	130	140,868
County of Palm Beach FL GO
5.00%, 07/01/19	100	108,979
County of Palm Beach FL RB
5.00%, 06/01/19	215	232,935
Florida Department of Environmental Protection RB
Series A
5.00%, 07/01/19	145	157,084
Series B
5.00%, 07/01/19	380	411,669
Florida Water Pollution Control Financing Corp. RB Series A
5.00%, 07/15/19	175	190,454
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/19	50	54,399
Series A
5.00%, 07/01/19	610	663,667
Hillsborough County School Board COP Series A
5.00%, 07/01/19	30	32,516
Jacksonville Transportation Authority RB
4.00%, 08/01/19	300	319,119
Lee County School Board COP
Series A
5.00%, 08/01/19	50	54,251
Series B
5.00%, 08/01/19	250	271,255
Leon County School District RB
5.00%, 09/01/19	150	163,448
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/19	120	129,786
5.00%, 07/01/19	(AGM)	75	80,982

242

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
Series B
5.00%, 07/01/19	$95	$102,699
Orange County School Board COP Series D
5.00%, 08/01/19	215	233,509
Palm Beach County School District COP
Series B
5.00%, 08/01/19	235	254,794
Series C
4.00%, 08/01/19	20	21,149
Series D
5.00%, 08/01/19	50	54,212
Pasco County School Board COP
5.00%, 08/01/19	50	54,119
Reedy Creek Improvement District GOL Series B
4.00%, 06/01/19	55	58,138
Sarasota County School Board COP Series B
3.00%, 07/01/19	185	190,546
School District of Broward County/FL COP
Series A
4.00%, 07/01/19	75	79,247
5.00%, 07/01/19	500	540,520
Seminole County School Board COP Series A
4.00%, 07/01/19	25	26,422
St. Johns County School Board COP
5.00%, 07/01/19	220	237,884
State of Florida Department of Transportation RB
5.00%, 07/01/19	70	76,014
State of Florida GO
5.00%, 07/01/19	295	321,182
Series A
5.00%, 06/01/19	435	472,484
Series B
5.00%, 06/01/19	855	928,675
Series C
5.00%, 06/01/19	295	320,420
Series D
5.50%, 06/01/19	275	301,956

Security		Principal (000s)	Value
Series F
4.00%, 06/01/19		$100	$106,360
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/19		160	173,664
Series B
5.00%, 07/01/19		110	119,394
Series C
5.00%, 07/01/19		160	173,664
Series E
5.00%, 07/01/19		155	168,237
Series F
5.00%, 07/01/19		295	320,193
Volusia County School Board COP
5.00%, 08/01/19		150	162,714
Series A
5.00%, 08/01/19		70	75,933

			9,267,248
GEORGIA — 3.27%
County of Carroll GA GO
4.00%, 06/01/19		125	132,621
County of Cobb GA Water & Sewerage Revenue RB
4.50%, 07/01/19		25	26,925
Georgia State Road & Tollway Authority RB Series A
5.00%, 06/01/19		620	671,172
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/19	(GTD)	495	540,381
Series A
4.00%, 08/01/19	(GTD)	70	74,572
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/19		255	277,302
5.00%, 07/01/19	(NPFGC)	270	293,614
State of Georgia GO
Series A
5.00%, 07/01/19		100	108,927
Series C
5.00%, 07/01/19		740	806,060

243

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Series E-1
4.50%, 07/01/19		$85	$91,546
Series E-2
4.00%, 09/01/19		125	133,494
Series I
4.00%, 07/01/19		290	308,775
5.00%, 07/01/19		915	996,682

			4,462,071
HAWAII — 2.12%
City & County Honolulu HI Wastewater System Revenue RB
Series A
3.50%, 07/01/19		60	62,952
5.00%, 07/01/19		120	130,464
City & County of Honolulu HI GO
Series A
4.00%, 08/01/19		15	15,952
4.00%, 08/01/19	(ETM)	10	10,642
Series B
5.00%, 08/01/19		325	353,584
5.25%, 07/01/19	(AGM)	235	256,568
City & County of Honolulu HI Wastewater System Revenue RB
0.00%, 07/01/19	(NPFGC)	30	28,436
Series A
4.00%, 07/01/19		330	350,694
County of Hawaii HI GO Series B
4.00%, 09/01/19		50	53,289
County of Maui HI GO
5.00%, 06/01/19		190	206,135
5.00%, 09/01/19		145	158,359
Honolulu City & County Board of Water Supply RB Series A
5.00%, 07/01/19		150	163,080
State of Hawaii GO
Series DQ
5.00%, 06/01/19		110	119,314
Series DR
4.25%, 06/01/19		200	213,428
5.00%, 06/01/19		275	298,284
Series EH
4.00%, 08/01/19		365	388,550

Security		Principal (000s)	Value
State of Hawaii State Highway Fund RB Series B
5.25%, 07/01/19	(AGM)	$80	$87,528

			2,897,259
IDAHO — 0.04%
Ada & Canyon Counties Joint School District No. 2 Meridian GO
5.00%, 08/15/19	(GTD)	50	54,613

			54,613
ILLINOIS — 1.47%
Metropolitan Pier & Exposition Authority RB Series A
0.00%, 06/15/19	(NPFGC)	125	116,160
Regional Transportation Authority RB
Series A
5.00%, 06/01/19	(AGM)	20	21,558
5.50%, 07/01/19	(NPFGC)	70	76,653
Series B
5.50%, 06/01/19	(NPFGC)	25	27,311
State of Illinois GO
0.00%, 08/01/19		280	261,182
5.00%, 08/01/19		340	352,777
Series A
5.00%, 06/01/19		135	139,961
State of Illinois RB
4.50%, 06/15/19		50	53,108
5.00%, 06/15/19		510	547,801
First Series
5.25%, 06/15/19		70	75,607
Second Series
5.75%, 06/15/19	(NPFGC)	75	82,150
Series A
4.00%, 06/15/19		95	99,770
Series B
5.00%, 06/15/19		140	150,377

			2,004,415
INDIANA — 0.62%
Indiana University RB Series U
5.00%, 08/01/19		110	119,938

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Indianapolis Local Public Improvement Bond Bank RB Series K
5.00%, 06/01/19		$300	$323,799
Purdue University RB
Series A
5.00%, 07/01/19		300	326,625
Series Y
5.00%, 07/01/19		65	70,769

			841,131
IOWA — 0.75%
City of Cedar Rapids IA GO Series A
5.00%, 06/01/19		95	103,059
City of Des Moines IA GO Series A
5.00%, 06/01/19		25	27,117
City of West Des Moines IA GO Series A
4.25%, 06/01/19		160	170,389
Iowa Finance Authority RB
5.00%, 08/01/19		150	163,672
5.00%, 08/01/19	(ETM)	40	43,580
Iowa State University of Science & Technology RB
4.00%, 07/01/19		120	127,373
State of Iowa RB
5.00%, 06/15/19		100	108,535
Series A
4.00%, 06/01/19	(ETM)	100	105,954
5.00%, 06/01/19	(ETM)	165	178,771

			1,028,450
KANSAS — 0.57%
Kansas Turnpike Authority RB Series A
5.00%, 09/01/19		175	190,738
State of Kansas Department of Transportation RB
Series A
3.00%, 09/01/19		80	83,240
5.00%, 09/01/19		250	273,515
Series B
5.00%, 09/01/19		210	229,752

			777,245

Security		Principal (000s)	Value
KENTUCKY — 0.44%
Kentucky Asset Liability Commission RB First Series
5.25%, 09/01/19	(NPFGC)	$125	$136,287
Kentucky State Property & Building Commission RB
4.00%, 08/01/19		250	263,767
5.00%, 08/01/19		25	27,006
Series A
5.00%, 08/01/19		25	27,006
Kentucky Turnpike Authority RB Series A
5.00%, 07/01/19		130	140,535

			594,601
LOUISIANA — 0.25%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/19		100	107,607
State of Louisiana GO Series C
5.00%, 07/15/19		200	216,826
State of Louisiana RB
5.00%, 09/01/19		20	21,607

			346,040
MAINE — 0.37%
Maine Municipal Bond Bank RB Series A
4.00%, 09/01/19		45	47,850
State of Maine GO
4.25%, 06/01/19		275	293,873
Series B
5.00%, 06/01/19		145	157,531

			499,254

245

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
MARYLAND — 4.74%
City of Baltimore MD RB Series D
5.00%, 07/01/19	$135	$146,842
City of Frederick MD GO
5.00%, 09/01/19	135	147,586
County of Baltimore MD GO
5.00%, 08/01/19	460	502,173
County of Charles MD GO
5.00%, 07/15/19	25	27,241
County of Harford MD GO
4.00%, 07/01/19	25	26,631
Series A
5.00%, 07/01/19	15	16,347
County of Howard MD GO
Series A
5.00%, 08/15/19	55	60,104
Series B
5.00%, 08/15/19	265	289,592
County of Montgomery MD GO
Series A
5.00%, 07/01/19	410	446,601
5.00%, 08/01/19	180	196,502
County of Prince George’s MD GOL Series C
5.00%, 08/01/19	150	163,632
Maryland Economic Development Corp. RB
4.00%, 06/01/19	20	21,219
Maryland State Transportation Authority RB
4.00%, 07/01/19	60	63,793
Series A
5.00%, 07/01/19	265	288,246
State of Maryland Department of Transportation RB
5.00%, 06/01/19	100	108,683
State of Maryland GO Second Series
3.00%, 08/01/19	225	233,944
4.00%, 08/01/19	80	85,309
4.50%, 08/01/19	150	161,853
Second Series E
5.00%, 08/01/19	510	556,757

Security		Principal (000s)	Value
Series B
4.50%, 08/01/19		$475	$512,534
5.00%, 08/01/19		200	218,336
5.00%, 08/01/20	(PR 08/01/19)	250	272,375
5.00%, 08/01/21	(PR 08/01/19)	275	299,613
5.00%, 08/01/23	(PR 08/01/19)	450	490,275
5.25%, 08/15/19		305	335,262
Series C
5.00%, 08/01/19		260	283,837
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		280	304,312
Series A
4.00%, 06/01/19		200	212,622

			6,472,221
MASSACHUSETTS — 4.33%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
5.00%, 06/15/19		335	364,272
Commonwealth of Massachusetts GOL
Series 9
4.00%, 08/01/19		150	159,639
Series A
5.25%, 08/01/19		340	372,596
Series B
4.00%, 08/01/19		500	532,130
Series B
5.00%, 07/01/19		90	97,848
5.00%, 08/01/19		475	517,531
Series C
5.00%, 08/01/19		100	108,954
Series D
5.50%, 08/01/19		150	165,329
Commonwealth of Massachusetts RB Series A
5.50%, 06/01/19	(AGM)	160	175,563
Massachusetts Bay Transportation Authority RB
Series A
5.25%, 07/01/19		290	317,066
Series B
5.25%, 07/01/19		245	267,866

246

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
Series C
5.25%, 07/01/19	$105	$114,800
5.50%, 07/01/19	140	153,923
Series D
5.00%, 07/01/19	75	81,540
Massachusetts Clean Water Trust (The) RB
3.00%, 08/01/19	25	25,994
5.00%, 08/01/19	100	109,168
5.25%, 08/01/19	300	329,403
Series 15A
5.00%, 08/01/19	265	289,295
Series A
5.25%, 08/01/19	245	269,012
Massachusetts Development Finance Agency RB Series S
5.00%, 07/01/19	65	70,668
Massachusetts Port Authority RB Series B
5.00%, 07/01/19	10	10,872
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/19	175	186,371
5.00%, 08/15/19	450	490,905
Series C
5.00%, 08/15/19	155	169,090
Massachusetts Water Resources Authority RB
Series B
5.00%, 08/01/19	410	447,371
Series J
5.25%, 08/01/19	(AGM)	70	76,823

5,904,029
MICHIGAN — 0.64%
Michigan Finance Authority RB Series A
5.00%, 07/01/19	635	690,867
Michigan State University RB Series A
4.00%, 08/15/19	175	186,372

877,239

Security	Principal (000s)	Value
MINNESOTA — 1.61%
Metropolitan Council GO Series B
5.00%, 09/01/19	$110	$120,316
State of Minnesota COP
5.00%, 06/01/19	125	135,396
State of Minnesota GO
5.00%, 08/01/19	250	272,787
5.00%, 08/01/19	(ETM)	5	5,430
Series A
5.00%, 08/01/19	175	190,952
Series C
5.00%, 08/01/19	275	300,066
Series D
5.00%, 08/01/19	370	403,725
Series E
4.00%, 08/01/19	190	202,510
5.00%, 08/01/19	295	321,889
Series F
4.00%, 08/01/19	65	69,280
Series G
5.00%, 08/01/19	60	65,469
State of Minnesota RB Series A
5.00%, 06/01/19	100	108,467

2,196,287
MISSOURI — 0.36%
City of Springfield MO Public Utility Revenue RB
5.00%, 08/01/19	140	152,573
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/19	150	163,313
5.25%, 07/01/19	160	175,264

491,150
MONTANA — 0.09%
Montana Department of Transportation RB
4.00%, 06/01/19	110	116,213

116,213

247

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
NEBRASKA — 0.18%
City of Lincoln NE Water Revenue RB
4.00%, 08/15/19		$85	$90,546
Nebraska Public Power District RB
5.00%, 07/01/19		140	151,668

			242,214
NEVADA — 2.62%
Clark County School District GOL
Series A
5.00%, 06/15/19		530	573,407
Series B
5.00%, 06/15/19		380	411,122
Clark County Water Reclamation District GOL Series A
5.25%, 07/01/38	(PR 07/01/19)	700	765,331
County of Clark Department of Aviation RB
5.00%, 07/01/19		95	102,747
Series C
5.00%, 07/01/19		200	216,360
Series D
4.50%, 07/01/19		145	155,092
County of Clark NV GOL Series A
5.00%, 07/01/19		100	108,643
County of Clark NV RB
5.00%, 07/01/19		180	195,048
Series B
5.00%, 07/01/19		170	184,212
Nevada System of Higher Education RB Series B
4.00%, 07/01/19		200	211,578
State of Nevada GOL
5.00%, 06/01/19		30	32,518
5.00%, 08/01/19		90	97,988
Series A
5.00%, 08/01/19		100	108,875
Series B
5.00%, 08/01/19		75	81,656

Security		Principal (000s)	Value
Series C
5.00%, 06/01/19		$200	$216,784
5.00%, 08/01/19		100	108,875

			3,570,236
NEW HAMPSHIRE — 0.72%
New Hampshire Municipal Bond Bank RB Series A
5.00%, 08/15/19		375	409,087
State of New Hampshire GO
Series A
5.00%, 07/01/19		230	250,116
Series B
4.00%, 06/01/19		250	265,345
State of New Hampshire RB
5.00%, 09/01/19		50	54,305

			978,853
NEW JERSEY — 2.43%
New Jersey Building Authority RB Series A
5.00%, 06/15/19		150	156,935
New Jersey Economic Development Authority RB
0.00%, 07/01/19	(NPFGC)	55	51,800
4.00%, 06/15/19		50	51,692
5.00%, 06/15/19		115	122,367
5.25%, 09/01/19		25	26,368
5.25%, 09/01/19	(ETM)	75	82,289
Series PP
5.00%, 06/15/19		270	282,514
Series UU
4.00%, 06/15/19		50	51,142
5.00%, 06/15/19		160	167,416
Series XX
5.00%, 06/15/19		250	261,587
New Jersey Environmental Infrastructure Trust RB
Series A
5.25%, 09/01/19		80	87,906
Series C
5.00%, 09/01/19		25	27,308

248

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
New Jersey Transportation Trust Fund Authority RB
Series A
5.00%, 06/15/19	(SAP)	$100	$104,623
Series A-1
5.00%, 06/15/19		450	475,137
Series AA
5.00%, 06/15/19		75	78,467
Series B
5.00%, 06/15/19		100	104,623
State of New Jersey COP Series A
5.00%, 06/15/19		25	26,156
State of New Jersey GO
5.00%, 06/01/19		150	161,089
5.00%, 08/01/19		135	145,510
Series H
5.25%, 07/01/19		225	243,452
Series L
5.25%, 07/15/19	(AMBAC)	245	265,337
Series N
5.50%, 07/15/19	(NPFGC)	65	70,797
Series Q
5.00%, 08/15/19		255	275,079

			3,319,594
NEW MEXICO — 1.53%
City of Albuquerque NM GO Series A
4.00%, 07/01/19		35	37,221
City of Albuquerque NM RB Series B
5.00%, 07/01/19		35	38,016
New Mexico Finance Authority RB
4.00%, 06/15/19		855	909,396
Series D
5.00%, 06/01/19		300	325,101
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/19		345	375,174
Series B
5.00%, 07/01/19		370	401,409

			2,086,317

Security	Principal (000s)	Value
NEW YORK — 8.58%
City of New York NY GO
Series 1
5.00%, 08/01/19	$465	$505,645
Series A
5.00%, 08/01/19	680	739,439
Series B
4.00%, 08/01/19	465	493,904
5.00%, 08/01/19	465	505,645
Series C
4.00%, 08/01/19	225	238,986
5.00%, 08/01/19	310	337,097
Series D
5.00%, 08/01/19	345	375,156
Series E
4.00%, 08/01/19	100	106,216
5.00%, 08/01/19	420	456,712
Series G
5.00%, 08/01/19	75	81,556
Series H
5.00%, 08/01/19	155	168,548
Series I
4.00%, 08/01/19	95	100,905
5.00%, 08/01/19	470	511,083
Series I-1
5.00%, 08/01/19	535	581,764
Series J
5.00%, 08/01/19	420	456,712
Series K
5.00%, 08/01/19	605	657,883
County of Orange NY GOL Series B
4.00%, 07/01/19	50	52,857
County of Westchester NY GOL Series B
5.00%, 07/01/19	115	125,326
Long Island Power Authority RB
0.00%, 06/01/19	(AGM)	35	33,419
Monroe County Industrial Development Corp./NY RB Series A
5.00%, 07/01/19	115	124,703

249

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/19	(SAW)	$85	$90,283
Series S-1A
4.00%, 07/15/19	(SAW)	100	106,215
5.00%, 07/15/19	(SAW)	400	434,800
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/19		100	108,954
Series A-1
4.00%, 08/01/19		165	175,689
5.00%, 08/01/19		120	130,745
Series A-3
5.00%, 08/01/19	(ETM)	155	168,542
Series B-1
5.00%, 08/01/19		115	125,297
New York City Water & Sewer System RB Series EE
5.00%, 06/15/19		320	347,827
New York State Dormitory Authority RB
3.00%, 07/01/19		150	155,094
5.00%, 07/01/19		245	265,230
5.00%, 07/01/19	(SAP)	65	70,551
5.50%, 07/01/19	(NPFGC)	105	115,333
Series A
5.00%, 07/01/19		570	619,487
Series D
3.50%, 06/15/19		120	125,892
4.50%, 06/15/19		260	279,022
5.00%, 06/15/19		110	119,510
Series E
5.00%, 08/15/19		400	436,472
New York State Environmental Facilities Corp. RB
5.00%, 06/15/19		350	381,058
Series A
5.00%, 06/15/19		420	457,271
Port Authority of New York & New Jersey RB Fifth Series
5.20%, 09/01/19		115	126,206

Security	Principal (000s)	Value
Town of Hempstead NY GOL
4.00%, 08/15/19	$200	$213,156

		11,706,190
NORTH CAROLINA — 2.28%
City of Charlotte NC GO
Series A
5.00%, 07/01/19	50	54,437
Series A
5.00%, 07/01/19	155	168,756
Series C
5.00%, 06/01/19	50	54,317
City of Charlotte NC Water & Sewer System Revenue RB
4.00%, 07/01/19	80	85,179
Series B
4.00%, 07/01/19	20	21,295
5.00%, 07/01/19	305	332,227
City of Durham NC GO Series C
5.00%, 07/01/19	115	125,266
City of Greensboro NC Combined Water & Sewer System Revenue RB
5.25%, 06/01/19	55	60,061
Series A
5.00%, 06/01/19	295	320,394
City of Raleigh NC GO Series A
5.00%, 09/01/19	65	71,114
County of Buncombe NC RB Series A
5.00%, 06/01/19	130	140,942
County of Forsyth NC GO Series E
4.00%, 07/01/19	175	186,329
County of Mecklenburg NC GO
Series A
4.00%, 08/01/19	130	138,627
5.00%, 08/01/19	130	141,918
County of New Hanover NC GO
5.00%, 06/01/19	50	54,341
Series A
4.00%, 08/01/19	50	53,318
5.00%, 08/01/19	25	27,292

250

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
North Carolina Turnpike Authority RB
5.00%, 07/01/19	$100	$108,592
State of North Carolina GO
Series A
5.00%, 06/01/19	300	326,049
Series B
5.00%, 06/01/19	525	570,586
Town of Cary NC GO Series B
4.00%, 06/01/19	60	63,787

		3,104,827
OHIO — 2.30%
City of Columbus OH GO
Series 2012-3
5.25%, 08/15/19	150	164,802
Series A
5.00%, 06/01/19	100	108,658
5.00%, 07/01/19	125	136,094
5.00%, 08/15/19	370	404,136
City of Columbus OH GOL Series B
3.00%, 07/01/19	200	207,794
County of Franklin OH GOL
1.50%, 06/01/19	110	110,260
Miami University/Oxford OH RB
5.00%, 09/01/19	210	228,463
Ohio State Water Development Authority RB Series B
5.00%, 06/01/19	110	119,589
Ohio Water Development Authority RB Series C
5.00%, 06/01/19	145	157,640
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.25%, 06/01/19	135	147,433
State of Ohio GO
5.00%, 08/01/19	55	59,940
Series A
5.00%, 08/01/19	100	109,034
Series B
5.00%, 06/15/19	35	38,032
5.00%, 08/01/19	580	632,403

Security		Principal (000s)	Value
Series C
5.00%, 08/01/19		$440	$479,516
University of Cincinnati RB Series C
5.00%, 06/01/19		35	37,937

			3,141,731
OKLAHOMA — 0.76%
Grand River Dam Authority RB Series A
4.00%, 06/01/19		305	323,147
Oklahoma Capital Improvement Authority RB
Series A
2.00%, 07/01/19		50	50,649
5.00%, 07/01/19		40	43,344
Series B
5.00%, 07/01/19		165	178,710
Series C
5.00%, 07/01/19		50	54,155
Oklahoma City Water Utilities Trust RB
5.00%, 07/01/19		360	391,673

			1,041,678
OREGON — 1.02%
City of Portland OR Sewer System Revenue RB Series A
5.00%, 06/01/19		100	108,492
Clackamas & Washington Counties School District No. 3 GO Series A
0.00%, 06/15/19	(NPFGC GTD)	160	153,742
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/19	(GTD)	55	59,778
Lane County School District No. 4J Eugene GO
4.00%, 06/15/19	(GTD)	70	74,360
Metro/OR GO
4.00%, 06/01/19		200	212,522
Series A
5.00%, 06/01/19		20	21,732
Port of Portland OR RB Series 23
5.00%, 07/01/19		150	162,617

251

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Portland Community College District GO
5.00%, 06/15/19		$305	$331,727
State of Oregon GO
Series B
5.00%, 08/01/19		20	21,807
Series O
5.00%, 08/01/19		100	109,088
Tri-County Metropolitan Transportation District of Oregon RB Series A
5.00%, 09/01/19		70	76,642
Washington & Multnomah Counties School District No. 48J Beaverton GO Series B
4.00%, 06/15/19	(GTD)	50	53,140

			1,385,647
PENNSYLVANIA — 3.26%
City of Philadelphia PA Water & Wastewater Revenue RB Series A
5.00%, 06/15/19		100	108,064
Commonwealth of Pennsylvania GO
First Series
5.00%, 07/01/19		100	107,925
First Series
5.00%, 06/01/19		65	70,004
5.00%, 07/01/19		230	248,227
5.00%, 08/15/19		150	162,342
Second Series
5.00%, 07/01/19		620	669,135
Third Series
5.38%, 07/01/19	(NPFGC)	330	359,169
County of Bucks PA GO
5.00%, 06/01/19		75	81,463
County of Butler PA GO
5.00%, 07/15/19		75	81,347
County of Chester PA GO
Series C
5.00%, 07/15/19		25	27,240
5.00%, 07/15/19	(ETM)	5	5,441
Delaware County Authority RB
5.00%, 08/01/19		155	168,008

Security		Principal (000s)	Value
Delaware River Joint Toll Bridge Commission RB Series A
5.50%, 07/01/19	(NPFGC)	$100	$109,531
Pennsylvania Economic Development Financing Authority RB Series A
5.00%, 07/01/19		1,255	1,364,762
Pennsylvania Higher Educational Facilities Authority RB
Series A
5.00%, 09/01/19	(ETM)	260	283,574
Series AJ
5.00%, 06/15/19		10	10,822
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/19		275	298,471
Pennsylvania Turnpike Commission RB
Series A
5.00%, 06/01/19	(AGC)	150	161,868
Series B
5.00%, 06/01/19		125	134,360

			4,451,753
RHODE ISLAND — 0.30%
Rhode Island Health & Educational Building Corp. RB
5.00%, 09/01/19		75	81,951
State of Rhode Island GO Series A
5.00%, 08/01/19		300	326,862

			408,813
SOUTH CAROLINA — 0.34%
County of Charleston SC GO Series A
5.50%, 08/01/19		50	55,217
South Carolina State Ports Authority RB
5.00%, 07/01/19		50	53,924
State of South Carolina GO
Series A
5.00%, 06/01/19		300	326,049

252

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
5.00%, 07/01/19	(SAW)	$20	$21,785

			456,975
TENNESSEE — 1.02%
City of Memphis TN GO Series D
3.63%, 07/01/19		100	105,352
County of Sumner TN GO
5.00%, 06/01/19		40	43,397
Metropolitan Government of Nashville & Davidson County TN GO
Series A
5.00%, 07/01/19		210	228,367
Series D
4.00%, 07/01/19		515	547,296
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/19		105	113,589
Metropolitan Nashville Airport Authority (The) RB Series A
5.25%, 07/01/19	(AGC)	150	163,456
State of Tennessee GO
Series A
5.00%, 08/01/19		75	81,896
5.00%, 09/01/19		100	109,434

			1,392,787
TEXAS — 8.10%
Austin Community College District GOL
5.00%, 08/01/19		145	157,675
Austin Independent School District GO
Series A
4.00%, 08/01/19	(PSF)	170	180,953
Series B
5.00%, 08/01/19		100	109,115
Central Texas Turnpike System RB
Series A
0.00%, 08/15/19	(AMBAC)	90	85,559
0.00%, 08/15/19	(ETM) (AMBAC)	25	23,878

Security	Principal (000s)	Value
City of Arlington TX GOL
3.00%, 08/15/19	$135	$140,308
City of Austin TX GOL
5.00%, 09/01/19	355	388,394
Series A
5.00%, 09/01/19	135	147,772
City of Brownsville TX Utilities System Revenue RB
5.00%, 09/01/19	100	108,491
City of Corpus Christi TX Utility System Revenue RB
5.00%, 07/15/19	55	59,511
City of El Paso TX GOL
5.00%, 08/15/19	115	125,112
City of Houston TX Airport System Revenue RB Series B
5.00%, 07/01/19	50	53,937
City of Irving TX Waterworks & Sewer System Revenue RB
5.00%, 08/15/19	20	21,769
City of San Antonio TX GOL Series A
5.00%, 08/01/19	195	212,618
County of Bexar TX GOL
5.00%, 06/15/19	240	259,999
Series A
4.50%, 06/15/19	20	21,426
5.00%, 06/15/19	150	162,500
County of Denton TX GOL
4.00%, 07/15/19	30	31,903
County of Harris TX GO Series C
5.25%, 08/15/19	(AGM)	25	27,447
County of Harris TX RB Series C
5.00%, 08/15/19	410	447,158
County of Tarrant TX GOL
5.00%, 07/15/19	130	141,582
Dallas Independent School District GO
5.00%, 08/15/19	(PSF)	220	239,969

253

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Denton Independent School District GO
4.00%, 08/15/19	(PSF)	$85	$90,534
5.00%, 08/15/19	(PSF)	125	136,346
Eanes Independent School District GO
4.00%, 08/01/19	(PSF)	70	74,510
El Paso Independent School District GO
5.00%, 08/15/19	(PSF)	40	43,631
Fort Bend Independent School District GO
5.00%, 08/15/19	(PSF)	50	54,539
Frisco Independent School District GO Series B
5.00%, 08/15/19	(PSF)	170	185,339
Grapevine-Colleyville Independent School District GO
Series A
4.00%, 08/15/19		165	175,743
5.00%, 08/15/19	(PSF)	110	119,985
Series B
4.00%, 08/15/19		55	58,581
Keller Independent School District/TX GO
0.00%, 08/15/19	(PSF)	50	47,719
Klein Independent School District GO Series A
4.00%, 08/01/19	(PSF)	165	175,631
Leander Independent School District GO
4.00%, 08/15/19	(PSF)	510	543,206
Series D
0.00%, 08/15/19	(PSF)	25	23,859
Lewisville Independent School District GO
Series A
4.00%, 08/15/19	(PSF)	215	228,999
5.00%, 08/15/19	(PSF)	135	147,254
Mesquite Independent School District GO
Series B
4.00%, 08/15/19	(PSF)	165	175,743

Security		Principal (000s)	Value
5.00%, 08/15/19	(PSF)	$10	$10,908
North East Independent School District/TX GO Series A
5.00%, 08/01/19	(PSF)	210	228,841
North Texas Municipal Water District RB
5.00%, 06/01/19		365	395,836
North Texas Municipal Water District Water System Revenue RB
5.00%, 09/01/19		345	376,405
Northside Independent School District GO
5.00%, 08/15/19	(PSF)	230	250,877
Permanent University Fund — Texas A&M University System RB
5.00%, 07/01/19		135	146,946
Series A
5.00%, 07/01/19		75	81,637
Round Rock Independent School District GO
5.00%, 08/01/19	(PSF)	100	108,972
Series A
5.00%, 08/01/19		175	190,701
Socorro Independent School District GO Series A
5.00%, 08/15/19	(PSF)	110	119,925
South San Antonio Independent School District/TX GO
5.00%, 08/15/19	(PSF)	100	109,023
State of Texas GO
5.00%, 08/01/19		60	65,533
Series B
5.00%, 08/01/19		370	404,121
Series C
5.00%, 08/01/19		140	152,761
Series C-1
5.00%, 08/01/19		100	109,222
Series E
4.50%, 08/01/19		135	145,418
Series F
5.00%, 08/01/19		100	109,115

254

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
Tarrant Regional Water District RB
5.00%, 09/01/19	$240	$262,442
6.00%, 09/01/19	100	111,793
Texas Water Development Board RB Subseries A-1
4.00%, 07/15/19	240	255,226
University of Texas System (The) RB
Series A
4.00%, 08/15/19	265	282,432
5.00%, 08/15/19	280	305,606
Series B
4.00%, 08/15/19	125	133,223
5.00%, 08/15/19	495	540,268
5.25%, 08/15/19	50	54,893
Series C
5.00%, 08/15/19	500	545,725
Series D
4.25%, 08/15/19	110	117,942

11,044,486
UTAH — 0.88%
Intermountain Power Agency RB Series A
5.00%, 07/01/19	315	340,767
Metropolitan Water District of Salt Lake & Sandy RB Series A
5.00%, 07/01/19	110	119,592
State of Utah GO
5.00%, 07/01/19	100	108,953
Series A
5.00%, 07/01/19	165	179,772
Series C
5.00%, 07/01/19	115	125,296
University of Utah (The) RB Series A
5.00%, 08/01/19	150	163,313
Utah Transit Authority RB
Series A
5.25%, 06/15/19	80	87,554
Series C
5.25%, 06/15/19	(AGM)	70	76,449

1,201,696

Security		Principal (000s)	Value
VERMONT — 0.04%
State of Vermont GO Series F
5.00%, 08/15/19		$50	$54,654

			54,654
VIRGINIA — 2.91%
City of Alexandria VA GO Series A
4.50%, 06/15/19	(SAW)	50	53,796
City of Newport News VA GO Series B
5.00%, 07/01/19		250	272,252
City of Richmond VA GO Series C
4.00%, 07/15/19	(SAW)	25	26,593
Commonwealth of Virginia GO
Series A
5.00%, 06/01/19		300	326,049
Series B
5.00%, 06/01/19		115	124,985
Series D
5.00%, 06/01/19		100	108,683
County of Arlington VA GO
Series A
5.00%, 08/01/19		25	27,292
Series C
4.00%, 08/15/19		75	80,034
County of Fairfax VA Sewer Revenue RB
5.00%, 07/15/19		120	130,849
Virginia Beach Development Authority RB Series B
5.00%, 07/15/19		100	108,883
Virginia College Building Authority RB
Series A
5.00%, 09/01/19		75	81,931
Series B
5.00%, 09/01/19		410	447,888
Virginia Public Building Authority RB
Series 2013A
5.00%, 08/01/19		130	141,675

255

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Series A
5.00%, 08/01/19		$255	$277,902
Series B
4.00%, 08/01/19		50	53,226
Series D
5.00%, 08/01/19		150	163,471
Virginia Public School Authority RB
Series A
5.00%, 08/01/19	(SAW)	425	463,197
Series B
4.00%, 08/01/19	(SAW)	65	69,194
Series C
4.00%, 08/01/19	(SAW)	335	356,614
5.00%, 08/01/19	(SAW)	455	495,864
Washington Suburban Sanitary Commission GO
5.00%, 06/01/19		150	163,025

			3,973,403
WASHINGTON — 5.88%
City of Seattle WA GOL
Series A
5.00%, 06/01/19		90	97,845
Series B
5.00%, 08/01/19		230	251,211
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 07/01/19		190	206,568
Series A
5.00%, 06/01/19		90	97,620
City of Seattle WA Water System Revenue RB Series B
4.50%, 08/01/19		85	91,604
County of King WA GOL Series B
5.00%, 06/01/19		290	314,989
County of King WA Sewer Revenue RB Series B
4.00%, 07/01/19		175	185,974
County of Pierce WA GOL Series A
5.00%, 08/01/19		75	81,497

Security		Principal (000s)	Value
Energy Northwest RB Series A
5.00%, 07/01/19		$1,350	$1,467,720
Pierce County School District No. 403 Bethel GO
5.00%, 06/01/19	(GTD)	345	373,780
Port of Seattle WA RB
Series A
5.25%, 07/01/19	(NPFGC)	45	48,956
Series B
5.00%, 06/01/19		395	426,446
State of Washington COP
4.00%, 07/01/19		100	105,814
Series A
5.00%, 07/01/19		50	54,142
Series B
5.00%, 07/01/19		100	108,283
State of Washington GO
5.00%, 07/01/19		870	945,864
Series 2010B
5.00%, 08/01/19		95	103,506
5.00%, 08/01/25	(PR 08/01/19)	350	381,325
Series 2010C
5.00%, 08/01/19		35	38,134
Series 2012-A
5.00%, 07/01/19		105	114,156
Series 2013A
5.00%, 08/01/19		75	81,716
Series A
5.00%, 08/01/19		495	539,322
Series B
5.00%, 07/01/19		270	293,544
Series B-2
5.00%, 08/01/19		250	272,385
Series D
5.00%, 07/01/19		100	108,720
Series R
5.00%, 07/01/19		300	326,160
Series R-2015-C
5.00%, 07/01/19		280	304,416
Series R-2015-D
5.00%, 07/01/19		50	54,360
State of Washington RB
5.00%, 09/01/19		355	386,112

256

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Washington County School District No. 1 West Union GO
4.00%, 06/15/19	(GTD)	$145	$153,996

			8,016,165
WISCONSIN — 1.59%
City of Milwaukee WI Sewerage System Revenue RB
Series S-1
5.00%, 06/01/19		100	108,392
Series S-7
5.00%, 06/01/19		105	113,812
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
5.00%, 06/01/19		100	108,492
Series 2
5.00%, 06/01/19		240	260,381
Series 4
5.00%, 06/01/19		140	151,889
State of Wisconsin RB Series 1
4.00%, 07/01/19		275	292,245
Wisconsin Department of Transportation RB
Series 1
5.00%, 07/01/19		220	239,241
Series 2
4.00%, 07/01/19		50	53,135
Series I
5.00%, 07/01/19	(NPFGC)	670	728,598
WPPI Energy RB Series A
5.00%, 07/01/19		105	113,589

			2,169,774

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $135,645,713)			134,672,881

Security	Principal or Shares (000s)	Value

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Liquidity Funds MuniCash Portfolio
0.55%[a,b]	197	$197,223

		197,223

TOTAL SHORT-TERM INVESTMENTS (Cost: $197,223)		197,223

TOTAL INVESTMENTS IN SECURITIES — 98.86%
(Cost: $135,842,936)[c]		134,870,104
Other Assets, Less Liabilities — 1.14%		1,553,055

NET ASSETS — 100.00%		$136,423,159

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MT  —  Mandatory Tender

PR  —  Prerefunded

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGC  —  Assured Guaranty Corp.

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

NPFGC  -  FGIC  —  National Public Finance Guarantee Corp. - Financial Guaranty Insurance Co.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $135,842,936. Net unrealized depreciation was $972,832, of which $17,114 represented gross unrealized appreciation on securities and $989,946 represented gross unrealized depreciation on securities.

257

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2019 TERM MUNI BOND ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$134,672,881	$—	$134,672,881
Money market funds	197,223	—	—	197,223

Total	$197,223	$134,672,881	$—	$134,870,104

258

Schedule of Investments (Unaudited)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
MUNICIPAL BONDS & NOTES — 98.99%

ALABAMA — 1.19%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/20		$395	$440,335
Alabama Public School & College Authority RB
Series C
5.00%, 09/01/20		135	150,556
Auburn University RB
5.00%, 06/01/20		20	22,218
City of Huntsville AL GO
4.00%, 09/01/20		145	156,918
Series A
4.00%, 09/01/20		75	81,248
5.00%, 08/01/20		20	22,334
State of Alabama GO
Series A
5.00%, 08/01/20		570	636,531
University of Alabama (The) RB
Series A
5.00%, 07/01/20		95	105,788

			1,615,928
ALASKA — 0.55%
Alaska Municipal Bond Bank Authority RB
Series Three
5.00%, 09/01/20	(MO)	25	27,714
Municipality of Anchorage AK GO
Series B
5.00%, 09/01/20		25	27,771
5.00%, 09/01/20	(NPFGC)	130	144,408
State of Alaska GO
Series A
4.00%, 08/01/20		370	398,183
5.00%, 08/01/20		25	27,769
Series B
5.00%, 08/01/20		110	122,182

			748,027
ARIZONA — 4.58%
Arizona Board of Regents COP
Series B
5.00%, 06/01/20		65	71,685

Security		Principal (000s)	Value
Series C
5.00%, 06/01/20		$70	$77,199
Arizona School Facilities Board COP
Series A
5.00%, 09/01/20		220	243,888
Arizona Transportation Board RB
4.00%, 07/01/20		95	102,568
Series A
5.00%, 07/01/20		50	55,606
City of Chandler AZ Water & Sewer Revenue RB
4.00%, 07/01/20		80	86,373
City of Flagstaff AZ GOL
Series B
5.00%, 07/01/20		15	16,682
City of Mesa AZ RB
5.00%, 07/01/20	(AGM)	25	27,785
City of Mesa AZ Utility System Revenue RB
5.00%, 07/01/20	(NPFGC)	75	83,112
City of Phoenix AZ GO
4.00%, 07/01/20		495	534,432
City of Phoenix Civic Improvement Corp. RB
3.00%, 07/01/20		30	31,331
5.00%, 07/01/20		880	979,228
5.25%, 07/01/20	(NPFGC)	35	39,348
Series A
3.50%, 07/01/20		85	89,706
5.00%, 07/01/20		215	237,790
Series B
5.00%, 07/01/20		360	401,663
City of Scottsdale AZ GOL
5.00%, 07/01/20		55	61,365
City of Tempe AZ GO
Series C
5.00%, 07/01/20		10	11,146
City of Tempe AZ GOL
Series B
4.00%, 07/01/20		160	172,746
5.00%, 07/01/20		170	189,490
Series C
4.00%, 07/01/20		25	26,991

259

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
City of Tucson AZ GOL
Series A
4.00%, 07/01/20		$45	$48,521
County of Pima AZ Sewer System Revenue RB
5.00%, 07/01/20		60	66,835
5.00%, 07/01/20	(AGM)	145	161,518
Series A
5.00%, 07/01/20		365	406,581
County of Pinal AZ RB
5.00%, 08/01/20		25	27,634
Maricopa County Community College District GO
5.00%, 07/01/20		635	709,409
Series D
4.00%, 07/01/20		210	227,476
Maricopa County High School District No. 210-Phoenix GO
5.25%, 07/01/20	(AGM)	100	112,059
Maricopa County Unified School District No. 48 Scottsdale GO
5.00%, 07/01/20		170	189,366
Scottsdale Municipal Property Corp. RB
5.00%, 07/01/20		150	167,359
State of Arizona COP
5.00%, 09/01/20		300	333,024
State of Arizona Lottery Revenue RB
Series A
5.00%, 07/01/20	(AGM)	80	88,452
Yavapai County Community College District GOL
3.00%, 07/01/20		150	156,084

			6,234,452
ARKANSAS — 0.20%
State of Arkansas GO
4.00%, 06/15/20		250	269,817

			269,817
CALIFORNIA — 12.86%
91 Express Lanes Toll Road RB
5.00%, 08/15/20		95	105,825
Acalanes Union High School District GO
4.00%, 08/01/20		50	54,114

Security		Principal (000s)	Value
Alameda Unified School District-Alameda County/CA GO
Series A
0.00%, 08/01/20	(AGM)	$200	$186,454
California Educational Facilities Authority RB
5.25%, 09/01/20	(AMBAC)	85	95,859
California State Public Works Board RB
5.00%, 06/01/20		330	366,039
Series A
5.00%, 06/01/20		100	110,921
5.00%, 09/01/20		450	501,853
Series D
5.00%, 09/01/20		25	27,881
Series F
5.00%, 09/01/20		155	172,861
Cerritos Community College District GO
Series A
5.00%, 08/01/20		65	72,602
Chaffey Community College District GO
Series A
5.00%, 06/01/20		75	83,416
City & County of San Francisco CA GO
5.00%, 06/15/20		50	55,760
Series R1
5.00%, 06/15/20		290	323,408
City of Los Angeles CA GO
Series A
5.00%, 09/01/20		80	89,612
Series B
5.00%, 09/01/20		355	397,653
City of Los Angeles CA Wastewater System Revenue RB
Series A
5.00%, 06/01/20		380	422,910
City of Pasadena CA Electric Revenue RB
Series A
4.00%, 06/01/20		40	43,223
City of Santa Clara CA Electric Revenue RB
Series A
5.00%, 07/01/20		25	27,722

260

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Clovis Unified School District GO
Series A
0.00%, 08/01/20	(NPFGC)	$100	$92,831
Coast Community College District GO
0.00%, 08/01/20	(NPFGC)	125	116,162
Series A
5.00%, 08/01/20		60	67,018
Contra Costa Community College District GO
5.00%, 08/01/20		50	55,848
Corona-Norco Unified School District GO
Series C
0.00%, 08/01/20	(AGM)	40	37,066
Desert Community College District GO
5.00%, 08/01/20		25	27,869
East Bay Municipal Utility District Wastewater System Revenue RB
Series A
5.00%, 06/01/20		20	22,249
East Bay Municipal Utility District Water System Revenue RB
Series B
4.00%, 06/01/20		140	151,395
5.00%, 06/01/20		405	451,401
East Side Union High School District GO
4.00%, 08/01/20		215	232,219
El Camino Community College District GO
5.00%, 08/01/20		50	55,848
Foothill-De Anza Community College District GO
4.00%, 08/01/20		30	32,503
5.25%, 08/01/20	(NPFGC)	105	118,551
Fremont Unified School District/Alameda County CA GO
Series B
5.00%, 08/01/20		20	22,295
Garden Grove Unified School District GO
Series A
0.00%, 08/01/20		25	23,233

Security	Principal (000s)	Value
Grossmont Union High School District GO
4.00%, 08/01/20	$25	$27,002
Huntington Beach Union High School District GO
5.00%, 08/01/20	130	145,205
Long Beach Community College District GO
Series B
4.00%, 08/01/20	25	27,011
Los Angeles Community College District/CA GO
Series A
5.00%, 08/01/20	235	262,486
Series F
5.00%, 08/01/20	280	312,749
Los Angeles County Metropolitan Transportation Authority RB
Series A
5.00%, 07/01/20	405	452,458
Series B
5.00%, 06/01/20	180	200,664
5.00%, 07/01/20	170	189,834
Los Angeles County Public Works Financing Authority RB
5.00%, 08/01/20	130	144,548
Los Angeles Department of Water & Power RB
Series A
4.00%, 07/01/20	70	75,750
5.00%, 07/01/20	380	424,114
Series B
5.00%, 07/01/20	10	11,161
Los Angeles Department of Water RB
Series A
5.00%, 07/01/20	335	374,256
Series B
5.00%, 07/01/20	65	72,617
Los Angeles Unified School District/CA GO
Series A
4.00%, 07/01/20	280	302,702
5.00%, 07/01/20	375	418,128

261

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
Series A-1
5.00%, 07/01/20	$60	$66,901
Series C
5.00%, 07/01/20	75	83,626
Series KRY
4.00%, 07/01/20	50	54,054
Los Gatos Union School District/CA GO
4.00%, 08/01/20	45	48,754
Los Rios Community College District GO
5.00%, 08/01/20	75	83,716
Marin Community College District GO
4.00%, 08/01/20	150	162,285
Metropolitan Water District of Southern California RB
Series A
5.00%, 07/01/20	105	117,152
Series C
5.00%, 07/01/20	40	44,629
Series G
5.00%, 07/01/20	165	184,095
Milpitas Redevelopment Agency Successor Agency TA
5.00%, 09/01/20	150	166,569
Morgan Hill Redevelopment Agency Successor Agency TA
Series A
5.00%, 09/01/20	100	111,385
Mount Diablo Unified School District/CA GO
Series B
5.00%, 07/01/20	65	72,335
Oak Grove School District GO
Series B-1
0.00%, 08/01/20	75	69,623
Poway Unified School District GO
5.00%, 08/01/20	70	78,135
Riverside County Flood Control & Water Conservation District RB
5.00%, 09/01/20	75	83,482
Riverside County Transportation Commission RB
Series A
5.00%, 06/01/20	35	38,981

Security		Principal (000s)	Value
Roseville Joint Union High School District GO
4.00%, 08/01/20		$100	$108,009
Sacramento Municipal Utility District RB
Series B
5.00%, 08/15/20		225	251,352
Series K
5.90%, 07/01/20	(AMBAC)	60	68,675
Series X
5.00%, 08/15/20		210	234,595
Series Y
5.00%, 08/15/20		40	44,685
San Diego Community College District GO
5.00%, 08/01/20		75	83,884
San Diego Public Facilities Financing Authority RB
Series A
5.00%, 09/01/20		65	72,376
San Diego Unified School District/CA GO
Series R-3
5.00%, 07/01/20		105	117,076
San Francisco Bay Area Rapid Transit District GO
Series C
5.00%, 08/01/20		140	156,289
San Francisco Bay Area Rapid Transit District RB
Series A
4.00%, 07/01/20		45	48,697
San Francisco Unified School District GO
Series E
5.00%, 06/15/20		250	278,710
San Gabriel Unified School District GO
Series A
5.00%, 08/01/20		75	83,522
San Jose Evergreen Community College District GO
Series A
0.00%, 09/01/20	(AMBAC)	205	190,076

262

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
San Jose Financing Authority RB
Series A
5.00%, 06/01/20		$100	$110,681
San Mateo County Community College District GO
4.00%, 09/01/20		70	75,988
Series B
0.00%, 09/01/20	(NPFGC)	415	387,174
San Mateo Union High School District GO
Series A
5.00%, 09/01/20		35	39,161
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/20		240	260,093
Santa Clara Unified School District GO
5.00%, 07/01/20		50	55,751
Santa Monica Community College District GO
5.00%, 08/01/20		125	139,620
Sequoia Union High School District GO
4.00%, 07/01/20		50	53,948
Sonoma County Junior College District GO
4.00%, 08/01/20		110	118,690
South Orange County Public Financing Authority ST
Series A
5.00%, 08/15/20		75	81,907
Southern California Public Power Authority RB
4.00%, 07/01/20		135	145,850
5.00%, 07/01/20		105	116,999
Series A
5.00%, 07/01/20		370	412,283
State of California GO
4.00%, 09/01/20		350	379,372
5.00%, 08/01/20		95	106,153
5.00%, 09/01/20		1,900	2,126,840
Series B
5.00%, 09/01/20		900	1,007,451

Security		Principal (000s)	Value
Tamalpais Union High School District GO
5.00%, 08/01/20		$30	$33,578
Ventura County Community College District GO
4.00%, 08/01/20		125	135,284
5.00%, 08/01/20		65	72,602
Whittier Union High School District GO
Series C
4.00%, 08/01/20		110	119,050
William S Hart Union High School District GO
4.00%, 09/01/20		100	108,231
Yosemite Community College District GO
0.00%, 08/01/20	(AGM)	125	116,616

			17,492,276
COLORADO — 0.61%
City & County of Denver CO GO
Series D
5.00%, 08/01/20		20	22,379
E-470 Public Highway Authority RB
Series A
5.00%, 09/01/20		100	110,409
Series B
0.00%, 09/01/20	(NPFGC)	50	45,373
Regional Transportation District COP
Series A
5.00%, 06/01/20		160	176,352
University of Colorado RB
Series A
5.00%, 06/01/20		185	205,649
Series B
5.00%, 06/01/20		245	272,347

			832,509
CONNECTICUT — 1.25%
State of Connecticut Clean Water Fund — State Revolving Fund RB
Series B
5.00%, 07/01/20		145	161,781

263

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
State of Connecticut GO
Series B
5.25%, 06/01/20	(AMBAC)	$220	$243,256
Series C
5.00%, 06/01/20		120	131,422
Series D
5.00%, 06/15/20		155	169,866
Series E
5.00%, 08/15/20		100	109,914
5.00%, 09/01/20		200	220,000
State of Connecticut Special Tax Revenue RB
Series A
5.00%, 08/01/20		200	221,634
5.00%, 09/01/20		50	55,498
Series B
5.00%, 09/01/20		310	344,088
Town of Darien CT GO
4.00%, 08/01/20		40	43,368

			1,700,827
DELAWARE — 0.85%
County of New Castle DE GO
Series A
5.00%, 07/15/20		125	139,728
Delaware Transportation Authority RB
5.00%, 07/01/20		340	379,596
5.00%, 09/01/20		60	66,914
Series 2014
5.00%, 07/01/20		175	195,380
State of Delaware GO
5.00%, 07/01/20		95	106,064
Series A
4.00%, 08/01/20		150	162,577
5.00%, 07/01/20		100	111,682

			1,161,941
DISTRICT OF COLUMBIA — 0.38%
District of Columbia GO
Series A
5.00%, 06/01/20		150	166,850
Series B
5.25%, 06/01/20	(AGM-CR SGI)	270	302,565
5.25%, 06/01/20	(SGI)	40	44,824

			514,239

Security	Principal (000s)	Value
FLORIDA — 7.23%
County of Hillsborough FL RB
5.00%, 08/01/20	$115	$128,415
County of Miami-Dade FL GO
4.00%, 07/01/20	65	69,833
Series B
5.00%, 07/01/20	105	116,508
County of Miami-Dade FL Transit System RB
5.00%, 07/01/20	355	392,886
County of Palm Beach FL GO
5.00%, 07/01/20	60	67,009
5.00%, 08/01/20	200	223,788
County of Palm Beach FL RB
4.00%, 06/01/20	90	96,847
5.00%, 06/01/20	140	155,282
Florida Department of Environmental Protection RB
5.00%, 07/01/20	495	547,826
Series A
5.00%, 07/01/20	75	83,004
Series B
5.00%, 07/01/20	100	110,672
Florida Water Pollution Control Financing Corp. RB
Series A
5.00%, 07/15/20	330	367,544
Florida’s Turnpike Enterprise RB
Series A
5.00%, 07/01/20	225	250,796
Series B
5.00%, 07/01/20	370	412,420
Lee County School Board COP
5.00%, 08/01/20	25	27,715
Leon County School District RB
5.00%, 09/01/20	260	288,980
Miami-Dade County Expressway Authority RB
Series A
5.00%, 07/01/20	210	232,035
Orange County School Board COP
Series D
5.00%, 08/01/20	270	299,719

264

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
Orlando-Orange County Expressway Authority RB
5.00%, 07/01/20	$250	$276,500
Series B
5.00%, 07/01/20	195	215,670
Palm Beach County School District COP
Series A
5.00%, 08/01/20	125	138,484
Series B
5.00%, 08/01/20	30	33,236
Series C
5.00%, 08/01/20	175	193,877
Series D
5.00%, 08/01/20	60	66,472
Pasco County School Board COP
5.00%, 08/01/20	200	220,914
Series A
5.00%, 08/01/20	75	82,843
Reedy Creek Improvement District GOL
Series A
5.00%, 06/01/20	245	270,882
Series B
4.00%, 06/01/20	50	53,632
School District of Broward County/FL COP
Series A
5.00%, 07/01/20	110	121,463
Series B
5.00%, 07/01/20	420	463,768
Seminole County School Board COP
Series A
5.00%, 07/01/20	50	55,283
St. Johns County School Board COP
5.00%, 07/01/20	30	33,105
State of Florida Department of Transportation RB
5.00%, 07/01/20	60	66,684
State of Florida GO
5.00%, 07/01/20	305	340,297
Series A
5.00%, 06/01/20	815	907,413

Security		Principal (000s)	Value
Series B
5.00%, 06/01/20		$575	$640,200
Series C
5.00%, 06/01/20		150	167,009
Series D
5.00%, 06/01/20		115	128,040
Series D
5.00%, 06/01/20		400	445,356
State of Florida Lottery Revenue RB
Series A
5.00%, 07/01/20		195	216,440
Series E
5.00%, 07/01/20		400	443,980
Series F
5.00%, 07/01/20		300	332,985
Volusia County School Board COP
Series B
5.00%, 08/01/20		50	55,412

			9,841,224
GEORGIA — 1.84%
Gwinnett County School District GO
5.00%, 08/01/20	(SAW)	250	279,735
Gwinnett County Water & Sewerage Authority RB
5.00%, 08/01/20	(GTD)	175	195,814
Metropolitan Atlanta Rapid Transit Authority RB
Series A
5.00%, 07/01/20		235	261,771
5.00%, 07/01/20	(NPFGC)	85	94,683
State of Georgia GO
Series E-1
4.00%, 07/01/20		150	162,429
Series E-2
5.00%, 09/01/20		70	78,473
Series I
5.00%, 07/01/20		1,280	1,429,530

			2,502,435
HAWAII — 1.21%
City & County of Honolulu HI GO
Series A
4.00%, 08/01/20		95	102,546
4.00%, 08/01/20	(ETM)	30	32,412

265

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 08/01/20		$135	$150,398
City & County of Honolulu HI Wastewater System Revenue RB
Series 2012B
5.00%, 07/01/20		150	167,034
County of Maui HI GO
5.00%, 09/01/20		200	223,576
State of Hawaii GO
Series EH
5.00%, 08/01/20		365	407,172
Series EO
4.00%, 08/01/20		175	189,217
5.00%, 08/01/20		75	83,666
Series EP
5.00%, 08/01/20		265	295,618

			1,651,639
ILLINOIS — 1.53%
Metropolitan Pier & Exposition Authority RB
Series A
0.00%, 06/15/20	(NPFGC)	180	160,229
Regional Transportation Authority RB
Series A
5.50%, 07/01/20	(NPFGC)	40	44,944
6.00%, 07/01/20	(NPFGC)	60	68,364
State of Illinois GO
0.00%, 08/01/20		150	135,137
4.00%, 09/01/20		175	176,356
5.00%, 07/01/20		435	452,839
5.00%, 08/01/20		195	203,067
5.00%, 08/01/20	(AGM)	50	53,383
State of Illinois RB
4.00%, 06/15/20		135	143,127
5.00%, 06/15/20		595	650,538

			2,087,984
INDIANA — 0.86%
Indiana Finance Authority RB
5.25%, 07/01/20		115	128,036
Series I
5.00%, 07/01/20		25	27,534
Indiana University RB
Series A
5.00%, 06/01/20		300	334,017

Security	Principal (000s)	Value
Series U
5.00%, 08/01/20	$65	$72,582
Series V-1
5.00%, 08/01/20	45	50,249
Series W-2
5.00%, 08/01/20	115	128,544
Indianapolis Local Public Improvement Bond Bank RB
Series D
5.00%, 06/01/20	50	54,985
Series K
5.00%, 06/01/20	190	209,175
Purdue University RB
Series A
5.00%, 07/01/20	35	39,051
Series AA
4.00%, 07/01/20	50	53,983
Series Y
5.00%, 07/01/20	65	72,522

		1,170,678
IOWA — 0.80%
City of Cedar Rapids IA GO
Series A
5.00%, 06/01/20	195	216,721
City of Des Moines IA GO
Series A
5.00%, 06/01/20	210	233,367
Iowa City Community School District RB
5.00%, 06/01/20	65	71,688
Iowa Finance Authority RB
5.00%, 08/01/20	170	189,842
Series A
5.00%, 08/01/20	165	184,259
State of Iowa RB
4.00%, 06/15/20	50	53,908
5.00%, 06/15/20	130	144,512

		1,094,297
KANSAS — 1.39%
City of Topeka KS GO
Series A
5.00%, 08/15/20	50	55,824

266

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
City of Wichita KS GO
Series 811
5.00%, 06/01/20		$105	$116,720
Series A
4.00%, 09/01/20		30	32,417
Johnson County Unified School District No. 232 De Soto GO
Series A
5.00%, 09/01/20		175	195,166
Series B
5.00%, 09/01/20		150	167,284
Kansas Turnpike Authority RB
Series A
5.00%, 09/01/20		25	27,862
State of Kansas Department of Transportation RB
Series A
3.13%, 09/01/20		10	10,517
Series B
5.00%, 09/01/20		680	761,790
Series C
5.00%, 09/01/20		395	442,811
Wyandotte County Unified School District No. 500 Kansas City GO
5.25%, 09/01/20	(AGM)	75	84,211

			1,894,602
KENTUCKY — 0.27%
Kentucky State Property & Building Commission RB
4.00%, 08/01/20		60	63,988
5.00%, 08/01/20		55	60,547
5.50%, 08/01/20	(AMBAC)	10	11,181
Kentucky Turnpike Authority RB
Series A
5.00%, 07/01/20		205	226,363

			362,079
LOUISIANA — 0.68%
Louisiana State Citizens Property Insurance Corp. RB
5.00%, 06/01/20		105	115,201
St. Tammany Parish Sales Tax District No. 3 RB
4.00%, 06/01/20		105	112,343

Security	Principal (000s)	Value
State of Louisiana GO
Series A
5.00%, 08/01/20	$250	$277,042
5.00%, 09/01/20	100	110,996
Series C
4.00%, 07/15/20	60	64,386
5.00%, 07/15/20	85	94,114
5.00%, 08/01/20	50	55,408
State of Louisiana RB
Series A
5.00%, 06/15/20	80	88,589

		918,079
MAINE — 0.24%
Maine Municipal Bond Bank RB
Series A
5.00%, 09/01/20	85	93,996
Maine Turnpike Authority RB
5.00%, 07/01/20	100	111,392
State of Maine GO
Series B
4.00%, 06/01/20	110	118,635

		324,023
MARYLAND — 3.53%
City of Baltimore MD RB
Series D
5.00%, 07/01/20	75	83,517
County of Baltimore MD GO
5.00%, 08/01/20	600	671,365
County of Frederick MD GO
4.00%, 08/01/20	25	27,051
County of Montgomery MD GO
Series A
5.00%, 07/01/20	505	563,994
5.00%, 08/01/20	200	223,788
County of Prince George’s MD GOL
Series A
5.00%, 09/01/20	250	279,975
Series B
4.00%, 07/15/20	70	75,769
Maryland State Transportation Authority RB
Series A
5.00%, 07/01/20	180	200,182

267

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
State of Maryland Department of Transportation RB
5.00%, 06/01/20		$95	$105,817
State of Maryland GO
Second Series E
4.50%, 08/01/20		660	726,799
Series A
5.00%, 08/01/20		250	279,735
Series B
5.00%, 08/01/20		275	307,708
Series C
5.00%, 08/01/20		360	402,818
Washington Suburban Sanitary Commission GO
5.00%, 06/01/20		655	730,043
Series A
4.00%, 06/01/20		110	118,838

			4,797,399
MASSACHUSETTS — 6.23%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB
Series A
5.00%, 06/15/20		160	178,319
Commonwealth of Massachusetts GO
Series A
5.25%, 08/01/20	(AMBAC-TCRS-BNY)	565	635,179
Commonwealth of Massachusetts GOL
Series A
5.25%, 08/01/20		255	286,674
5.25%, 08/01/20	(AGM)	45	50,589
Series B
3.00%, 08/01/20		100	104,621
4.00%, 08/01/20		50	54,044
4.00%, 06/01/28	(PR 06/01/20)	200	215,376
5.00%, 08/01/20		300	334,662
5.00%, 06/01/25	(PR 06/01/20)	1,045	1,160,295
5.25%, 08/01/20		250	281,052
5.25%, 09/01/20	(AGM)	110	123,900
Series D
1.05%, 08/01/43		700	677,495
5.50%, 08/01/20		20	22,658

Security		Principal (000s)	Value
Series E
5.00%, 09/01/20		$445	$497,287
Massachusetts Bay Transportation Authority RB
Series A
5.00%, 07/01/20		125	139,647
5.25%, 07/01/20		260	291,730
Series B
5.25%, 07/01/20		475	532,969
Series C
5.00%, 07/01/20		565	629,161
5.50%, 07/01/20		55	62,178
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/20		440	492,260
5.25%, 08/01/20		90	101,419
Massachusetts Port Authority RB
Series C
5.00%, 07/01/20		45	50,110
Massachusetts School Building Authority RB
Series B
4.00%, 08/15/20		220	237,917
5.00%, 08/15/20		345	385,310
Massachusetts Water Resources Authority RB
Series A
4.00%, 08/01/20	(ETM)	35	37,814
5.00%, 08/01/40	(PR 08/01/20)	600	667,482
Series J
5.50%, 08/01/20	(AGM)	200	227,024

			8,477,172
MICHIGAN — 0.14%
Michigan State University RB
Series A
5.00%, 08/15/20		170	189,863

			189,863
MINNESOTA — 2.20%
Metropolitan Council GO
Series D
5.00%, 09/01/20		110	123,273
Series E
5.00%, 09/01/20		75	84,049

268

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
State of Minnesota GO
5.00%, 08/01/20	$315	$352,233
5.00%, 08/01/20	(ETM)	5	5,546
Series A
5.00%, 08/01/20	200	223,640
Series B
4.00%, 08/01/20	225	243,783
5.00%, 08/01/20	610	682,102
Series D
5.00%, 08/01/20	815	911,333
State of Minnesota RB
Series A
5.00%, 06/01/20	220	244,479
University of Minnesota RB
4.00%, 08/01/20	50	54,044
5.00%, 08/01/20	60	66,844

2,991,326
MISSOURI — 0.14%
Missouri State Environmental Improvement & Energy Resources Authority RB
5.00%, 07/01/20	170	189,798

189,798
MONTANA — 0.10%
Montana Department of Transportation RB
3.00%, 06/01/20	20	20,705
State of Montana GO
5.00%, 08/01/20	100	111,894

132,599
NEBRASKA — 0.57%
City of Lincoln NE Electric System Revenue RB
Series A
5.00%, 09/01/20	205	229,243
Douglas County School District No. 17/NE GO
4.00%, 06/15/20	100	107,851
Nebraska Public Power District RB
5.00%, 07/01/20	370	409,353
University of Nebraska RB
5.00%, 07/01/20	25	27,794

774,241

Security	Principal (000s)	Value
NEVADA — 1.43%
City of Las Vegas NV GOL
5.00%, 09/01/20	$50	$55,598
Clark County School District GOL
Series A
5.00%, 06/15/20	25	27,643
Series B
5.00%, 06/15/20	410	453,341
County of Clark Department of Aviation RB
5.00%, 07/01/20	70	77,320
Series C
5.00%, 07/01/20	35	38,710
County of Clark NV RB
5.00%, 07/01/20	50	55,408
Series B
5.00%, 07/01/20	95	105,275
Las Vegas Valley Water District GOL
Series B
5.00%, 06/01/20	35	38,870
Nevada System of Higher Education RB
Series A
5.00%, 07/01/20	240	265,959
State of Nevada GOL
5.00%, 06/01/20	85	94,338
5.00%, 08/01/20	255	284,085
Series C
5.00%, 08/01/20	75	83,555
Series C
5.00%, 06/01/20	305	338,507
Washoe County School District/NV GOL
Series F
5.00%, 06/01/20	30	33,183

		1,951,792
NEW HAMPSHIRE — 0.84%
New Hampshire Health and Education Facilities Authority Act RB
5.00%, 07/01/20	105	116,357
New Hampshire Municipal Bond Bank RB
Series A
5.00%, 08/15/20	175	194,924

269

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Series B
5.00%, 08/15/20		$50	$55,861
Series C
5.25%, 08/15/20		175	197,047
State of New Hampshire GO
Series A
3.50%, 07/01/20		140	148,828
5.00%, 07/01/20		100	111,392
Series B
5.00%, 06/01/20		160	177,878
State of New Hampshire RB
5.00%, 09/01/20		130	143,953

			1,146,240
NEW JERSEY — 2.31%
New Jersey Building Authority RB
Series A
3.00%, 06/15/20		25	24,737
New Jersey Economic Development Authority RB
5.00%, 06/15/20		30	32,014
5.00%, 09/01/20		85	89,880
5.00%, 09/01/20	(ETM)	230	256,185
Series EE
4.50%, 09/01/20		65	67,618
Series XX
5.00%, 06/15/20		320	337,830
New Jersey Educational Facilities Authority RB
5.00%, 09/01/20		30	31,722
Series A
5.00%, 07/01/20		25	27,920
New Jersey Transportation Trust Fund Authority RB
Series A
4.00%, 06/15/20		75	76,692
5.00%, 06/15/20		175	184,623
5.00%, 06/15/20	(SAP)	40	42,200
Series A-1
5.00%, 06/15/20		450	480,933
Series AA
5.00%, 06/15/20		240	253,198
5.00%, 06/15/20	(SAP)	95	100,224

Security	Principal (000s)	Value
Series B
5.00%, 06/15/20	$145	$152,974
State of New Jersey GO
5.00%, 06/01/20	340	372,011
Series Q
4.00%, 08/15/20	75	79,780
5.00%, 08/15/20	490	538,221

		3,148,762
NEW MEXICO — 1.11%
New Mexico Finance Authority RB
4.00%, 06/15/20	175	189,056
Series B
5.00%, 06/15/20	355	395,793
Series D
5.00%, 06/01/20	150	166,268
State of New Mexico Severance Tax Permanent Fund RB
Series A
5.00%, 07/01/20	340	378,488
Series B
4.00%, 07/01/20	355	382,150

		1,511,755
NEW YORK — 9.58%
Brooklyn Arena Local Development Corp. RB
Series A
5.00%, 07/15/20	100	108,738
City of New York NY GO
Series A
5.00%, 08/01/20	325	361,134
Series B
0.00%, 06/01/20	70	65,487
3.00%, 08/01/20	180	187,562
4.00%, 08/01/20	260	279,913
5.00%, 08/01/20	925	1,027,842
Series C
3.00%, 08/01/20	25	26,050
5.00%, 08/01/20	290	322,242
Series D
5.00%, 08/01/20	240	266,683
Series E
4.00%, 08/01/20	120	129,191
5.00%, 08/01/20	300	333,354

270

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Series F
4.00%, 08/01/20		$95	$102,276
Series G
5.00%, 08/01/20		240	266,683
Series H
5.00%, 08/01/20		435	483,363
Series H-2
5.00%, 06/01/20		185	204,813
Series I
5.00%, 08/01/20		220	244,460
Series I-1
5.00%, 08/01/20		160	177,789
Series J
5.00%, 08/01/20		1,470	1,633,435
Series K
5.00%, 08/01/20		175	194,456
County of Orange NY GOL
Series B
4.00%, 07/01/20		35	37,430
Long Island Power Authority RB
0.00%, 06/01/20	(AGM)	100	93,048
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1
4.00%, 07/15/20	(SAW)	255	274,732
5.00%, 07/15/20	(SAW)	345	383,495
Series S-1A
3.00%, 07/15/20	(SAW)	45	46,943
5.00%, 07/15/20	(SAW)	75	83,369
Series S-2
4.00%, 07/15/20	(SAW)	200	215,476
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 08/01/20		180	200,731
Series A-1
5.00%, 08/01/20		165	184,003
New York City Water & Sewer System RB
Series D
0.00%, 06/15/20		220	205,412
Series EE
4.00%, 06/15/20		25	26,964

Security		Principal (000s)	Value
Series FF
5.00%, 06/15/20		$260	$289,125
Series GG
4.00%, 06/15/20		310	334,347
5.00%, 06/15/20		225	250,204
New York State Dormitory Authority RB
5.00%, 07/01/20	(SAP)	510	565,529
Series A
4.00%, 07/01/20		25	26,850
4.13%, 07/01/20		210	226,502
5.00%, 07/01/20		795	883,361
Series C
5.00%, 06/15/20		105	116,837
New York State Environmental Facilities Corp. RB
4.00%, 06/15/20		180	194,578
5.00%, 06/15/20		760	848,122
Series A
3.50%, 06/15/20		110	117,065
5.00%, 06/15/20		160	178,552
5.00%, 08/15/20		165	184,836
Series B
5.00%, 08/15/20		120	134,426
Port Authority of New York & New Jersey RB
3.00%, 07/15/20		75	78,422
Series 180
5.00%, 06/01/20		310	345,241
Suffolk County Water Authority RB
5.00%, 06/01/20	(ETM)	20	22,228
Town of Hempstead NY GOL
5.00%, 08/15/20		65	72,546

			13,035,845
NORTH CAROLINA — 2.32%
City of Charlotte NC Airport Revenue RB
Series A
5.00%, 07/01/20		225	248,609
City of Charlotte NC GO
Series A
5.00%, 07/01/20		395	440,287
Series C
5.00%, 06/01/20		25	27,811

271

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
City of Charlotte NC Water & Sewer System Revenue RB
Series B
5.00%, 07/01/20	$90	$100,514
City of Durham NC GO
5.00%, 09/01/20	140	156,946
City of Raleigh NC GO
Series A
5.00%, 09/01/20	200	224,208
City of Winston-Salem NC GO
Series 2010B
4.00%, 06/01/20	50	54,104
City of Winston-Salem NC Water & Sewer System Revenue RB
Series A
5.00%, 06/01/20	50	55,676
County of Buncombe NC RB
Series A
5.00%, 06/01/20	170	188,676
County of Forsyth NC GO
Series E
4.00%, 07/01/20	145	157,015
County of New Hanover NC GO
Series A
5.00%, 06/01/20	25	27,864
County of Onslow NC RB
5.00%, 06/01/20	60	66,265
County of Wake NC GO
5.00%, 09/01/20	80	89,683
State of North Carolina GO
5.00%, 06/01/20	500	557,285
Series 2013-D
4.00%, 06/01/20	385	416,335
State of North Carolina RB
Series B
5.00%, 06/01/20	315	350,160

		3,161,438
OHIO — 2.77%
City of Columbus OH GO
Series 1
4.00%, 07/01/20	75	81,161
5.00%, 07/01/20	185	206,477

Security	Principal (000s)	Value
Series A
5.00%, 07/01/20	$120	$133,931
5.00%, 08/15/20	260	290,987
City of Columbus OH GOL
4.00%, 08/15/20	155	167,808
5.00%, 08/15/20	50	55,959
Cleveland State University RB
5.00%, 06/01/20	125	138,001
Miami University/Oxford OH RB
5.00%, 09/01/20	205	227,951
Ohio State University (The) RB
Series A
4.00%, 06/01/20	90	97,033
5.00%, 06/01/20	185	205,977
Ohio State Water Development Authority RB
5.00%, 06/01/20	155	172,794
Series A
5.00%, 06/01/20	135	150,498
State of Ohio Department of Administration COP
5.00%, 09/01/20	80	89,129
State of Ohio GO
5.00%, 08/01/20	60	66,955
Series A
5.00%, 09/01/20	390	436,265
Series B
4.00%, 08/01/20	180	194,297
5.00%, 08/01/20	395	441,077
Series C
5.00%, 08/01/20	490	546,881
University of Cincinnati RB
Series A
5.00%, 06/01/20	60	66,592

		3,769,773
OKLAHOMA — 0.50%
Grand River Dam Authority RB
Series A
4.00%, 06/01/20	25	26,885
5.00%, 06/01/20	195	216,148
Oklahoma Capital Improvement Authority RB
Series A
5.00%, 07/01/20	230	254,959

272

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Series B
3.00%, 07/01/20		$100	$103,642
Oklahoma City Water Utilities Trust RB
4.00%, 07/01/20		55	59,459
Tulsa County Industrial Authority RB
4.00%, 09/01/20		20	21,430

			682,523
OREGON — 1.43%
City of Portland OR Sewer System Revenue RB
Series A
5.00%, 06/01/20		105	116,720
5.00%, 08/01/20		290	323,614
City of Tigard OR Water Revenue RB
4.00%, 08/01/20		110	118,936
Clackamas County School District No. 12 North Clackamas GO
5.00%, 06/15/20	(GTD)	100	111,306
Deschutes County Administrative School District No. 1 Bend-La Pine GO
5.00%, 06/15/20	(GTD)	55	61,257
Metro/OR GO
5.00%, 06/01/20		180	200,050
Series A
5.00%, 06/01/20		160	177,823
Portland Community College District GO
5.00%, 06/15/20		370	412,491
State of Oregon GO
Series A
4.00%, 08/01/20		215	232,637
Series N
5.00%, 08/01/20		35	39,085
Washington & Multnomah Counties School District No. 48J Beaverton GO
4.00%, 06/15/20	(GTD)	35	37,772
Washington Clackamas & Yamhill Counties School District No. 88J GO
5.00%, 06/15/20	(GTD)	100	111,377

			1,943,068

Security	Principal (000s)	Value
PENNSYLVANIA — 1.67%
City of Philadelphia PA GO
Series A
5.00%, 07/15/20	$110	$120,644
City of Philadelphia PA Water & Wastewater Revenue RB
Series A
5.00%, 07/01/20	150	165,900
Commonwealth of Pennsylvania GO
First Series
5.00%, 06/01/20	225	247,511
5.00%, 07/01/20	210	231,435
Second Series
5.00%, 07/01/20	350	385,724
Series T
5.00%, 07/01/20	170	187,352
County of Butler PA GO
5.00%, 07/15/20	150	166,359
County of Chester PA GO
5.00%, 07/15/20	225	251,262
Delaware County Authority RB
5.00%, 08/01/20	200	221,574
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/20	20	22,120
Pennsylvania Higher Educational Facilities Authority RB
Series AL
5.00%, 06/15/20	50	55,303
Pennsylvania Intergovernmental Cooperation Authority ST
5.00%, 06/15/20	130	144,512
Pennsylvania Turnpike Commission RB
Series A
5.25%, 07/15/20	(AGM)	25	27,840
Pittsburgh Water & Sewer Authority RB
Series A
5.00%, 09/01/20	(AGM)	45	50,038

2,277,574

273

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
RHODE ISLAND — 0.67%
Rhode Island Commerce Corp. RB
5.00%, 06/15/20	$150	$164,939
Rhode Island Health & Educational Building Corp. RB
Series A
4.50%, 09/01/20	210	231,269
State of Rhode Island GO
5.00%, 08/01/20	300	334,551
Series D
5.00%, 08/01/20	60	66,560
Series SE
5.00%, 08/01/20	100	110,934

		908,253
SOUTH CAROLINA — 0.08%
State of South Carolina GO
Series A
5.00%, 06/01/20	100	111,457

		111,457
TENNESSEE — 1.71%
City of Memphis TN GO
Series D
4.00%, 07/01/20	50	53,877
County of Knox TN GO
5.00%, 06/01/20	225	250,778
County of Sumner TN GO
5.00%, 06/01/20	145	161,185
Metropolitan Government of Nashville & Davidson County TN GO
5.00%, 07/01/20	100	111,392
Series A
4.00%, 07/01/20	185	199,737
5.00%, 07/01/20	240	267,341
Series D
4.00%, 07/01/20	50	53,983
5.00%, 07/01/20	255	284,050
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20	185	204,610
Series A
4.00%, 07/01/20	125	134,251

Security		Principal (000s)	Value
State of Tennessee GO
Series A
5.00%, 08/01/20		$295	$330,087
5.00%, 09/01/20		40	44,842
Series B
5.00%, 08/01/20		200	223,788

			2,319,921
TEXAS — 7.93%
Austin Community College District GOL
5.00%, 08/01/20		45	50,050
Austin Independent School District GO
Series A
4.50%, 08/01/20	(PSF)	135	148,150
5.00%, 08/01/20		175	195,079
5.00%, 08/01/20	(PSF)	50	55,737
Series B
5.00%, 08/01/20		100	111,474
Central Texas Turnpike System RB
0.00%, 08/15/20	(AMBAC) (ETM)	15	13,985
Series A
0.00%, 08/15/20	(AMBAC)	170	156,913
City of Arlington TX GOL
5.00%, 08/15/20		90	100,516
City of Austin TX GOL
5.00%, 09/01/20		380	426,090
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20		35	38,849
Series A
5.00%, 09/01/20	(AGM)	50	55,429
City of Corpus Christi TX Utility System Revenue RB
4.50%, 07/15/20		70	76,213
City of El Paso TX GOL
Series A
5.00%, 08/15/20		170	189,166
City of Houston TX RB
5.00%, 09/01/20		150	166,006
City of Irving TX Waterworks & Sewer System Revenue RB
4.50%, 08/15/20		260	284,864

274

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
City of Plano TX GOL
Series 2013
5.00%, 09/01/20		$50	$55,825
City of Round Rock TX GOL
4.00%, 08/15/20		85	91,425
County of Bexar TX GOL
5.00%, 06/15/20		200	221,756
County of Denton TX GOL
5.00%, 07/15/20		165	183,897
Dallas Independent School District GO
5.00%, 08/15/20	(PSF)	180	200,813
Del Mar College District GOL
5.00%, 08/15/20		20	22,180
Denton Independent School District GO
Series C
5.00%, 08/15/20	(PSF)	50	55,782
Eanes Independent School District GO
5.00%, 08/01/20	(PSF)	120	133,769
El Paso Independent School District GO
5.00%, 08/15/20	(PSF)	5	5,578
Fort Bend Independent School District GO
5.00%, 08/15/20	(PSF)	225	251,016
Series A
4.00%, 08/15/20	(PSF)	150	162,093
Frisco Independent School District GO
Series B
5.00%, 08/15/20	(PSF)	75	83,672
Grapevine-Colleyville Independent School District GO
5.00%, 08/15/20	(PSF)	100	111,563
Series A
5.00%, 08/15/20		145	161,766
Hays Consolidated Independent School District GO
5.00%, 08/15/20	(PSF)	125	139,454
Keller Independent School District/TX GO
Series A
5.00%, 08/15/20	(PSF)	25	27,942

Security		Principal (000s)	Value
Leander Independent School District GO
0.00%, 08/15/20	(PSF)	$200	$186,350
4.00%, 08/15/20	(PSF)	100	108,062
Series A
0.00%, 08/15/20	(PSF)	50	46,588
Series D
0.00%, 08/15/20	(PSF)	175	163,056
Lewisville Independent School District GO
0.00%, 08/15/20	(PSF)	20	18,635
Series A
4.00%, 08/15/20	(PSF)	15	16,209
5.00%, 08/15/20	(PSF)	95	105,985
Series B
4.00%, 08/15/20		150	161,997
Lone Star College System GOL
Series A
5.00%, 08/15/20		355	395,452
Mesquite Independent School District GO
Series B
4.00%, 08/15/20	(PSF)	145	156,690
5.00%, 08/15/20	(PSF)	20	22,313
Series E
5.00%, 08/15/20	(PSF)	125	139,454
North East Independent School District/TX GO
5.00%, 08/01/20	(PSF)	75	83,606
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/20		25	27,015
5.00%, 09/01/20		410	457,552
5.25%, 09/01/20		100	112,484
Northside Independent School District GO
4.00%, 08/15/20	(PSF)	60	64,837
Permanent University Fund — Texas A&M University System RB
4.00%, 07/01/20		125	135,091
Series A
5.00%, 07/01/20		350	390,505

275

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Permanent University Fund — University of Texas System RB
Series B
5.00%, 07/01/20		$165	$183,737
Round Rock Independent School District GO
5.00%, 08/01/20	(PSF)	290	323,552
Socorro Independent School District GO
Series A
5.00%, 08/15/20	(PSF)	110	122,673
Spring Independent School District GO
5.00%, 08/15/20	(BAM)	40	44,379
5.00%, 08/15/20	(PSF)	200	222,938
State of Texas GO
5.00%, 08/01/20		285	318,987
Series B
5.00%, 08/01/20		95	106,329
Series C-1
5.00%, 08/01/20		610	681,156
Tarrant Regional Water District RB
5.00%, 09/01/20		30	33,559
Texas City Independent School District/TX GO
3.00%, 08/15/20	(PSF)	100	104,561
Texas Tech University RB
Series A
5.00%, 08/15/20		205	228,569
Trinity River Authority Central Regional Wastewater System Revenue RB
5.00%, 08/01/20		65	72,510
University of Texas System (The) RB
Series A
4.00%, 08/15/20		445	481,770
5.00%, 08/15/20		680	760,022
Series B
5.00%, 08/15/20		210	234,713
Ysleta Independent School District GO
Series A
5.00%, 08/15/20	(PSF)	90	100,407

			10,788,795

Security		Principal (000s)	Value
UTAH — 0.94%
Cache County School District GO
5.00%, 06/15/20	(GTD)	$50	$55,692
Davis County School District GO
Series A
4.00%, 06/01/20	(GTD)	40	43,172
State of Utah GO
Series A
5.00%, 07/01/20		635	709,409
University of Utah (The) RB
Series 2014B
5.00%, 08/01/20		65	72,462
Series A
5.00%, 08/01/20		60	66,888
Utah Transit Authority RB
Series 2015A
5.00%, 06/15/20		185	206,445
Series C
5.25%, 06/15/20	(AGM)	115	128,923

			1,282,991
VERMONT — 0.03%
State of Vermont GO
Series F
5.00%, 08/15/20		30	33,609

			33,609
VIRGINIA — 2.98%
City of Alexandria VA GO
Series B
5.00%, 06/15/20	(SAW)	100	111,562
City of Newport News VA GO
Series A
5.00%, 07/01/20		200	223,218
5.00%, 07/15/20	(SAW)	65	72,609
City of Richmond VA GO
Series B
5.00%, 07/15/20	(SAW)	50	55,761
Series C
4.00%, 07/15/20	(SAW)	35	37,821

276

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security		Principal (000s)	Value
Commonwealth of Virginia GO
Series A-1
4.00%, 06/01/20		$45	$48,663
Series B
5.00%, 06/01/20		50	55,728
County of Henrico VA GO
5.00%, 07/15/20		150	167,673
5.00%, 08/01/20		25	27,973
Series A
4.00%, 08/01/20		105	113,842
County of Prince William VA GO
5.00%, 08/01/20	(SAW)	115	128,678
Northern Virginia Transportation Authority RB
5.00%, 06/01/20		135	150,212
University of Virginia RB
5.00%, 09/01/20		50	56,090
Virginia Beach Development Authority RB
Series C
5.00%, 08/01/20		100	111,702
Virginia College Building Authority RB
Series 2
5.00%, 09/01/20		45	50,305
Series 2012B
5.00%, 09/01/20		145	162,093
Series A
5.00%, 09/01/20		485	542,172
Virginia Public Building Authority RB
Series A
5.00%, 08/01/20		465	518,898
Series B
5.00%, 08/01/20		105	117,171
Series B-3
4.00%, 08/01/20		300	325,044
Virginia Public School Authority RB
4.00%, 08/01/20	(SAW)	235	254,091
Series 2012A
5.00%, 08/01/20	(SAW)	565	630,489
Series A
5.00%, 08/01/20	(SAW)	15	16,739
Series D
4.00%, 08/01/20	(SAW)	70	75,687

			4,054,221

Security		Principal (000s)	Value
WASHINGTON — 7.64%
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 09/01/20		$245	$273,881
City of Seattle WA GOL
5.00%, 09/01/20		50	56,065
Series A
5.00%, 06/01/20		40	44,592
Series B
5.00%, 08/01/20		400	447,700
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/20		225	251,437
Series A
5.00%, 06/01/20		25	27,782
City of Seattle WA Water System Revenue RB
5.00%, 09/01/20		245	274,064
County of King WA GOL
Series A
5.00%, 07/01/20		285	317,675
County of King WA Sewer Revenue RB
5.00%, 07/01/20		240	267,516
5.00%, 01/01/28	(PR 07/01/20)	150	166,710
5.00%, 01/01/30	(PR 07/01/20)	225	250,065
5.00%, 01/01/31	(PR 07/01/20)	500	555,700
County of Pierce WA GOL
Series A
5.00%, 07/01/20		70	77,647
Energy Northwest RB
4.00%, 07/01/20		50	53,983
5.00%, 07/01/20		245	272,822
Series A
5.00%, 07/01/20		1,090	1,213,780
Pierce County School District No. 10 Tacoma GO
4.00%, 06/01/20	(GTD)	45	48,517
Port of Seattle WA RB
5.50%, 09/01/20	(NPFGC)	310	349,478
State of Washington COP
5.00%, 07/01/20		75	83,004
Series A
5.00%, 07/01/20		250	276,680

277

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security	Principal (000s)	Value
State of Washington GO
5.00%, 07/01/20	$485	$540,077
Series A
5.00%, 07/01/20	235	261,687
5.00%, 08/01/20	100	111,554
Series B-1
5.00%, 08/01/20	130	145,020
Series C
5.00%, 06/01/20	200	222,254
Series D
5.00%, 07/01/20	30	33,407
Series R
4.00%, 07/01/20	300	323,262
5.00%, 07/01/20	280	311,797
Series R-2011B
5.00%, 07/01/20	510	567,916
Series R-2013A
5.00%, 07/01/20	255	283,958
Series R-2014A
5.00%, 07/01/20	170	189,305
Series R-2014B
5.00%, 07/01/20	175	194,873
Series R-2015
5.00%, 07/01/20	200	222,712
Series R-2015E
5.00%, 07/01/20	75	83,517
Series R-2017A
5.00%, 08/01/20	245	273,307
Series R-F
5.00%, 07/01/20	100	111,356
State of Washington RB
5.00%, 09/01/20	625	694,268
TOP RB
5.00%, 07/01/20	70	77,420
University of Washington RB
5.00%, 07/01/20	90	100,319
Series A
5.00%, 07/01/20	160	178,344
Series C
5.00%, 07/01/20	140	156,051

		10,391,502

Security		Principal (000s)	Value
WEST VIRGINIA — 0.20%
School Building Authority of West Virginia RB
Series A
5.00%, 07/01/20		$70	$77,899
State of West Virginia GO
4.00%, 06/01/20		155	167,113
West Virginia Water Development Authority RB
Series A
5.00%, 07/01/20		25	27,821

			272,833
WISCONSIN — 1.42%
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1
4.00%, 06/01/20		100	107,815
5.00%, 06/01/20		195	216,766
Series 2
5.00%, 06/01/20		190	211,208
Series 4
5.00%, 06/01/20		150	166,743
Wisconsin Department of Transportation RB
Series 1
3.50%, 07/01/20		15	15,941
5.00%, 07/01/20		270	300,758
Series 2
5.00%, 07/01/20		210	233,923
Series A
5.00%, 07/01/20		170	189,367
5.00%, 07/01/20	(AGM)	140	155,949
Series I
5.00%, 07/01/20	(NPFGC)	145	161,518
WPPI Energy RB
Series A
5.00%, 07/01/20		155	171,430

			1,931,418

TOTAL MUNICIPAL BONDS & NOTES
(Cost: $136,529,023)			134,693,224

278

Schedule of Investments (Unaudited) (Continued)

iSHARES® iBONDS SEP 2020 TERM MUNI BOND ETF

December 31, 2016

Security	Shares (000s)	Value
SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Liquidity Funds MuniCash Portfolio
0.55%[a,b]	863	$863,103

		863,103

TOTAL SHORT-TERM INVESTMENTS
(Cost: $863,103)		863,103

TOTAL INVESTMENTS IN SECURITIES — 99.62%
(Cost: $137,392,126)[c]		135,556,327
Other Assets, Less Liabilities — 0.38%		516,592

NET ASSETS — 100.00%		$136,072,919

COP  —  Certificates of Participation

ETM  —  Escrowed to Maturity

GO  —  General Obligation

GOL  —  General Obligation Limited

GTD  —  Guaranteed by the Commonwealth, County or State

MO  —  Moral Obligation

PSF  —  Permanent School Fund

RB  —  Revenue Bond

SAP  —  Subject to Appropriations

SAW  —  State Aid Withholding

ST  —  Special Tax

Insured by:

AGM  —  Assured Guaranty Municipal Corp.

AGM-CR  —  AGM Insured Custodial Receipts

AMBAC  —  Ambac Assurance Corp.

NPFGC  —  National Public Finance Guarantee Corp.

SGI  —  Syncora Guarantee Inc.

[a]	Affiliated money market fund.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	The cost of investments for federal income tax purposes was $137,392,126. Net unrealized depreciation was $1,835,799, of which $17,840 represented gross unrealized appreciation on securities and $1,853,639 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Municipal bonds & notes	$—	$134,693,224	$—	$134,693,224
Money market funds	863,103	—	—	863,103

Total	$863,103	$134,693,224	$—	$135,556,327

279

Consolidated Schedule of Investments (Unaudited)

iSHARES® INDIA 50 ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

AUTO COMPONENTS — 0.67%
Bosch Ltd.	15,364	$4,763,406

		4,763,406
AUTOMOBILES — 10.33%
Bajaj Auto Ltd.	228,545	8,860,390
Hero MotoCorp. Ltd.	212,425	9,522,753
Mahindra & Mahindra Ltd.	758,015	13,226,605
Maruti Suzuki India Ltd.	208,523	16,337,706
Tata Motors Ltd.	3,202,235	22,261,653
Tata Motors Ltd. Class A	683,507	3,011,075

		73,220,182
BANKS — 23.99%
Axis Bank Ltd.	1,905,239	12,626,295
Axis Bank Ltd. GDR[a]	158,519	5,199,423
Bank of Baroda[b]	1,475,806	3,334,393
HDFC Bank Ltd.	2,063,014	36,650,821
HDFC Bank Ltd. ADR	293,548	17,812,493
ICICI Bank Ltd.	9,364,176	35,211,343
IndusInd Bank Ltd.	768,852	12,546,007
Kotak Mahindra Bank Ltd.	1,790,670	18,981,445
State Bank of India	5,006,700	18,450,200
Yes Bank Ltd.	543,408	9,255,824

		170,068,244
CHEMICALS — 1.41%
Asian Paints Ltd.	759,324	9,965,324

		9,965,324
CONSTRUCTION & ENGINEERING — 3.72%
Larsen & Toubro Ltd.	1,328,087	26,389,604

		26,389,604
CONSTRUCTION MATERIALS — 2.35%
ACC Ltd.	189,205	3,709,276
Ambuja Cements Ltd.	1,457,905	4,429,867
Grasim Industries Ltd.	1,000	12,707
Ultratech Cement Ltd.	177,014	8,473,833

		16,625,683
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.58%
Bharti Infratel Ltd.	808,700	4,090,846

		4,090,846

Security	Shares	Value
ELECTRIC UTILITIES — 1.93%
Power Grid Corp. of India Ltd.	3,729,865	$10,080,716
Tata Power Co. Ltd.	3,224,651	3,604,846

		13,685,562
ELECTRICAL EQUIPMENT — 0.36%
Bharat Heavy Electricals Ltd.	1,430,375	2,553,376

		2,553,376
GAS UTILITIES — 0.72%
GAIL India Ltd.	786,461	5,087,468

		5,087,468
HOUSEHOLD PRODUCTS — 2.02%
Hindustan Unilever Ltd.	1,175,798	14,310,637

		14,310,637
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.31%
NTPC Ltd.	3,829,550	9,292,560

		9,292,560
IT SERVICES — 14.63%
HCL Technologies Ltd.	922,065	11,244,182
Infosys Ltd.	3,218,195	47,902,023
Tata Consultancy Services Ltd.	852,731	29,710,256
Tech Mahindra Ltd.	1,023,499	7,370,037
Wipro Ltd.	1,074,332	7,507,428

		103,733,926
MACHINERY — 0.87%
Eicher Motors Ltd.	19,179	6,158,932

		6,158,932
MEDIA — 0.89%
Zee Entertainment Enterprises Ltd.	948,416	6,328,594

		6,328,594
METALS & MINING — 1.54%
Hindalco Industries Ltd.	2,027,610	4,630,399
Tata Steel Ltd.	1,092,271	6,294,293

		10,924,692
OIL, GAS & CONSUMABLE FUELS — 10.12%
Bharat Petroleum Corp. Ltd.	863,322	8,080,729
Coal India Ltd.	2,046,188	9,041,261
Oil & Natural Gas Corp. Ltd.	4,285,506	12,077,938
Reliance Industries Ltd.	2,669,976	42,565,462

		71,765,390

280

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

December 31, 2016

Security	Shares	Value
PHARMACEUTICALS — 6.39%
Aurobindo Pharma Ltd.	410,094	$4,042,653
Cipla Ltd./India	850,848	7,128,100
Dr. Reddy’s Laboratories Ltd.	206,194	9,294,294
Lupin Ltd.	389,981	8,540,868
Sun Pharmaceutical Industries Ltd.	1,758,778	16,319,761

		45,325,676
THRIFTS & MORTGAGE FINANCE — 6.73%
Housing Development Finance Corp. Ltd.	2,564,334	47,687,283

		47,687,283
TOBACCO — 6.87%
ITC Ltd.	13,676,938	48,678,578

		48,678,578
TRANSPORTATION INFRASTRUCTURE — 0.79%
Adani Ports & Special Economic Zone Ltd.	1,418,201	5,607,424

		5,607,424
WIRELESS TELECOMMUNICATION SERVICES — 1.68%
Bharti Airtel Ltd.	2,187,495	9,847,674
Idea Cellular Ltd.	1,861,541	2,033,040

		11,880,714

TOTAL COMMON STOCKS
(Cost: $593,867,492)		708,144,101

SHORT-TERM INVESTMENTS — 0.18%

MONEY MARKET FUNDS — 0.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	1,290,420	1,290,420

		1,290,420

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,290,420)		1,290,420

TOTAL INVESTMENTS IN SECURITIES — 100.08%
(Cost: $595,157,912)[e]		709,434,521
Other Assets, Less Liabilities — (0.08)%		(534,550)

NET ASSETS — 100.00%		$708,899,971

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $626,736,581. Net unrealized appreciation was $82,697,940, of which $134,534,596 represented gross unrealized appreciation on securities and $51,836,656 represented gross unrealized depreciation on securities.

281

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDIA 50 ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$708,144,101	$—	$—	$708,144,101
Money market funds	1,290,420	—	—	1,290,420

Total	$709,434,521	$—	$—	$709,434,521

282

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.56%

AUSTRALIA — 12.81%
360 Capital Group Ltd.[a]	35,298	$22,364
360 Capital Office Fund	10,915	16,914
Abacus Property Group	46,287	101,220
ALE Property Group	31,265	95,310
Arena REIT	38,591	52,255
Aspen Group	19,420	15,820
Astro Japan Property Group	9,768	47,035
Aveo Group	73,482	178,248
BWP Trust	82,330	178,249
Cedar Woods Properties Ltd.	9,583	35,042
Charter Hall Group	68,974	236,735
Charter Hall Long Wale REIT	28,915	83,959
Charter Hall Retail REIT	54,560	167,114
Cromwell Property Group	205,479	146,556
Dexus Property Group	160,568	1,118,491
Folkestone Education Trust	37,074	68,187
Gateway Lifestyle	49,839	77,951
GDI Property Group	78,507	56,278
Generation Healthcare REIT[a]	21,904	30,453
Goodman Group	267,415	1,380,619
GPT Group (The)	301,698	1,098,851
Growthpoint Properties Australia Ltd.	30,289	71,938
Hotel Property Investments	25,012	51,436
Industria REIT	20,609	31,338
Ingenia Communities Group	30,354	59,124
Investa Office Fund	102,842	351,488
LendLease Group	96,247	1,018,903
Mirvac Group	619,160	954,951
New South Resources Ltd.[b]	82,880	89,720
Peet Ltd.	69,856	49,065
Propertylink Group	99,160	56,005
Scentre Group	893,549	3,002,167
Servcorp Ltd.	7,511	42,694
Shopping Centres Australasia Property Group	120,404	192,678
Stockland	404,678	1,342,065
Sunland Group Ltd.	21,386	24,932
Vicinity Centres	548,951	1,188,511
Villa World Ltd.	18,870	31,153
Viva Energy REIT[b]	71,645	124,508

Security	Shares	Value
Westfield Corp.	320,360	$2,175,903

		16,066,230
AUSTRIA — 1.00%
Atrium European Real Estate Ltd.[a]	28,521	118,224
BUWOG AG	11,988	279,314
CA Immobilien Anlagen AG	12,593	231,978
Conwert Immobilien Invest SE	13,135	224,714
IMMOEAST AG Escrow[b]	100,152	1
IMMOFINANZ AG	147,833	288,933
IMMOFINANZ AG Escrow[b]	112,716	1
S IMMO AG	8,824	93,071
UBM Development AG	592	19,357

		1,255,593
BELGIUM — 1.01%
Aedifica SA	2,516	188,628
Befimmo SA	3,833	215,727
Cofinimmo SA	3,389	388,374
Intervest Offices & Warehouses NV	1,998	50,367
Montea SCA	999	48,860
Retail Estates NV	1,036	82,173
Warehouses De Pauw CVA	2,593	232,171
Wereldhave Belgium NV	327	37,146
Xior Student Housing NV	740	27,841

		1,271,287
CANADA — 3.23%
Agellan Commercial Real Estate Investment Trust	962	7,654
Allied Properties REIT	6,972	186,901
Artis REIT	12,054	114,154
Boardwalk REIT	3,722	135,025
Brookfield Canada Office Properties	2,199	43,011
Canadian Apartment Properties REIT	10,990	257,079
Canadian REIT	6,090	210,258
Choice Properties REIT	8,325	83,619
Cominar REIT	14,504	159,203
Crombie REIT	7,659	77,558
CT REIT	4,981	55,714
Dream Global REIT	10,471	73,786
Dream Industrial REIT	5,402	34,360
Dream Office REIT	8,887	129,556
Dream Unlimited Corp. Class Ab	8,991	45,322
First Capital Realty Inc.	22,755	350,730

283

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2016

Security	Shares	Value
Granite REIT	3,759	$125,660
H&R REIT	23,441	391,018
InterRent REIT	6,438	35,813
Killam Apartment REIT	6,068	54,026
Mainstreet Equity Corp.[b]	703	17,362
Milestone Apartments REIT	6,068	85,972
Morguard Corp.	805	105,589
Morguard North American REIT	2,923	29,687
Morguard REIT	4,179	46,400
Northview Apartment Real Estate Investment Trust	3,959	59,250
NorthWest Healthcare Properties REIT	6,216	47,279
OneREIT	6,623	17,680
Plaza Retail REIT	9,361	34,902
Pure Industrial Real Estate Trust	18,981	79,120
RioCan REIT	26,827	532,719
Slate Office REIT	2,146	12,642
Slate Retail REIT[b]	2,886	32,388
Smart REIT	10,820	260,526
Tricon Capital Group Inc.	17,501	123,455

		4,055,418
CHINA — 0.49%
Beijing Properties Holdings Ltd.[a,b]	370,000	17,896
China Merchants Land Ltd.	222,000	32,069
China Oceanwide Holdings Ltd.[a,b]	814,000	80,842
Gemdale Properties & Investment Corp. Ltd.	814,000	49,870
Goldin Properties Holdings Ltd.[a,b]	240,000	222,258
K Wah International Holdings Ltd.	185,000	85,901
Nam Tai Property Inc.	4,144	30,666
Road King Infrastructure Ltd.	37,000	30,733
Shanghai Zendai Property Ltd.[a,b]	925,000	16,703
Spring REIT	108,000	44,854

		611,792
DENMARK — 0.01%
TK Development A/Sb	11,507	15,425

		15,425
FINLAND — 0.30%
Citycon OYJ	62,245	153,496
Sponda OYJ	33,782	155,924
Technopolis OYJ	20,276	66,939

		376,359

Security	Shares	Value
FRANCE — 6.49%
Altarea SCA	401	$78,331
Fonciere des Regions	8,286	724,867
Gecina SA	6,747	935,451
ICADE	7,586	542,410
Klepierre	35,036	1,380,055
Mercialys SA	9,698	196,857
Nexity SA	6,460	302,937
Unibail-Rodamco SE	16,664	3,985,438

		8,146,346
GERMANY — 5.74%
ADLER Real Estate AGa,b	4,070	62,203
ADO Properties SAc	5,198	175,498
Alstria office REIT AGa	17,478	219,560
Deutsche Euroshop AG	7,558	308,269
Deutsche Wohnen AG Bearer	56,257	1,770,618
DIC Asset AG	7,725	74,146
Grand City Properties SA	17,564	320,308
Hamborner REIT AG	13,448	128,183
LEG Immobilien AG	10,512	818,260
PATRIZIA Immobilien AGb	7,028	117,011
TAG Immobilien AG	24,266	321,468
TLG Immobilien AG	9,818	185,364
Vib Vermoegen AG	4,524	93,859
Vonovia SE	78,107	2,546,058
WCM Beteiligungs & Grundbesitz-AGa,b	19,721	54,290

		7,195,095
HONG KONG — 15.09%
Champion REIT	370,000	200,435
Cheung Kong Property Holdings Ltd.	461,000	2,827,309
China New Town Development Co. Ltd.[b]	547,600	26,533
Chinese Estates Holdings Ltd.	72,500	126,052
Chuang’s Consortium International Ltd.	148,000	27,679
CSI Properties Ltd.	1,118,000	39,655
Emperor International Holdings Ltd.	149,000	33,824
EverChina International Holdings Co. Ltd.[b]	740,000	33,406
Far East Consortium International Ltd./HK	185,000	78,981

284

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2016

Security	Shares	Value
Great Eagle Holdings Ltd.	37,000	$176,335
Greenland Hong Kong Holdings Ltd.[b]	148,000	36,842
Hang Lung Group Ltd.	148,000	515,403
Hang Lung Properties Ltd.	330,000	699,741
Henderson Land Development Co. Ltd.	205,582	1,093,782
HKR International Ltd.[b]	118,400	54,365
Hongkong Land Holdings Ltd.	199,500	1,262,835
Hysan Development Co. Ltd.	111,000	458,852
Kerry Properties Ltd.	111,000	301,368
Kowloon Development Co. Ltd.	37,000	35,076
Lai Sun Development Co. Ltd.	2,228,000	41,956
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	126,500	51,069
Link REIT	368,500	2,395,465
Man Sang International Ltd.[b]	148,000	10,308
New World Development Co. Ltd.	885,000	936,007
Prosperity REIT	222,000	87,619
Regal REIT[a]	148,000	39,323
SEA Holdings Ltd.	58,000	139,143
Sino Land Co. Ltd.	482,000	722,395
Sinolink Worldwide Holdings Ltd.[b]	370,000	41,996
Soundwill Holdings Ltd.	18,500	33,692
SRE Group Ltd.[b]	870,000	22,330
Sun Hung Kai Properties Ltd.	259,000	3,273,766
Sunlight REIT	185,000	106,660
Swire Properties Ltd.	185,000	510,631
Tian An China Investment Co. Ltd.[a]	111,200	65,115
Wang On Group Ltd.	1,480,000	12,981
Wharf Holdings Ltd. (The)	222,000	1,476,058
Wheelock & Co. Ltd.	148,000	833,235
Yuexiu REIT	185,000	97,593

		18,925,815
IRELAND — 0.32%
Green REIT PLC	118,659	171,714
Hibernia REIT PLC	121,001	157,107
Irish Residential Properties REIT PLC	59,702	73,676

		402,497
ISRAEL — 1.02%
ADO Group Ltd.[b]	2,257	25,733

Security	Shares	Value
Africa Israel Properties Ltd.	2,294	$39,328
Airport City Ltd.[b]	10,023	99,975
Alony Hetz Properties & Investments Ltd.	16,576	133,516
Alrov Properties and Lodgings Ltd.	1,333	29,018
Amot Investments Ltd.	17,778	75,479
Azrieli Group Ltd.	6,068	263,459
Big Shopping Centers Ltd.	592	38,916
Blue Square Real Estate Ltd.	814	31,091
Gazit-Globe Ltd.	15,903	135,657
Jerusalem Economy Ltd.[b]	26,196	54,670
Melisron Ltd.	2,751	117,244
Norstar Holdings Inc.	2,886	43,935
Property & Building Corp. Ltd.	333	25,784
REIT 1 Ltd.	28,355	78,243
Sella Capital Real Estate Ltd.	27,269	44,354
Summit Real Estate Holdings Ltd.[b]	7,844	42,189

		1,278,591
ITALY — 0.12%
Beni Stabili SpA SIIQ	179,450	102,776
Immobiliare Grande Distribuzione SIIQ SpA	55,130	42,100

		144,876
JAPAN — 28.75%
Activia Properties Inc.	115	543,276
Advance Residence Investment Corp.	222	588,142
Aeon Mall Co. Ltd.	18,280	257,661
AEON REIT Investment Corp.	185	202,868
Airport Facilities Co. Ltd.	3,700	18,241
Ardepro Co. Ltd.	22,200	29,883
Comforia Residential REIT Inc.	80	180,049
Daibiru Corp.	11,100	95,264
Daikyo Inc.	37,000	74,232
Daito Trust Construction Co. Ltd.	14,800	2,230,754
Daiwa House Industry Co. Ltd.	110,700	3,033,371
Daiwa House REIT Investment Corp.	237	600,653
Daiwa Office Investment Corp.	37	187,165
Frontier Real Estate Investment Corp.	74	316,912
Fukuoka REIT Corp.	111	175,872
Global One Real Estate Investment Corp.	37	138,946

285

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2016

Security	Shares	Value
GLP J-REIT	494	$570,090
Goldcrest Co. Ltd.	3,700	66,713
Hankyu REIT Inc.	111	139,041
Health Care & Medical Investment Corp.	37	33,246
Heiwa Real Estate Co. Ltd.	3,400	46,350
Heiwa Real Estate REIT Inc.	185	132,760
Hoshino Resorts REIT Inc.	32	167,360
Hulic Co. Ltd.	85,100	758,082
Hulic Reit Inc.	148	248,834
Ichigo Hotel REIT Investment Corp.	37	40,891
Ichigo Office REIT Investment	259	168,766
Industrial & Infrastructure Fund Investment Corp.	37	176,697
Invesco Office J-Reit Inc.	148	122,323
Invincible Investment Corp.	545	246,251
Japan Excellent Inc.	222	282,270
Japan Hotel REIT Investment Corp.	626	421,860
Japan Logistics Fund Inc.	148	312,661
Japan Prime Realty Investment Corp.	148	584,336
Japan Property Management Center Co. Ltd.	3,700	41,271
Japan Real Estate Investment Corp.	207	1,130,527
Japan Rental Housing Investments Inc.	296	198,966
Japan Retail Fund Investment Corp.	448	908,791
Keihanshin Building Co. Ltd.	7,400	38,765
Kenedix Office Investment Corp.	74	426,356
Kenedix Residential Investment Corp.	74	200,806
Kenedix Retail REIT Corp.	74	169,020
LaSalle Logiport REIT	185	175,586
Leopalace21 Corp.	48,100	266,409
MCUBS MidCity Investment Corp.	37	106,906
Mitsubishi Estate Co. Ltd.	222,000	4,430,102
Mitsui Fudosan Co. Ltd.	173,556	4,025,112
Mitsui Fudosan Logistics Park Inc.[a,b]	37	105,637
Mori Hills REIT Investment Corp.	259	350,633
MORI TRUST Sogo REIT Inc.	185	292,485
Nippon Accommodations Fund Inc.	74	324,208
Nippon Building Fund Inc.	219	1,214,841
Nippon Prologis REIT Inc.	293	600,143
NIPPON REIT Investment Corp.	74	180,821

Security	Shares	Value
Nomura Real Estate Holdings Inc.	22,200	$378,391
Nomura Real Estate Master Fund Inc.	704	1,067,151
NTT Urban Development Corp.	18,500	163,214
Orix JREIT Inc.	407	643,816
Premier Investment Corp.	185	219,205
SAMTY Co. Ltd.	3,700	36,005
Samty Residential Investment Corp.[a]	37	27,504
Sekisui House Reit Inc.	148	190,464
Sekisui House SI Residential Investment Corp.	185	206,040
Shinoken Group Co. Ltd.	3,700	65,825
SIA Reit Inc.[a]	17	57,719
Star Asia Investment Corp.	37	30,962
Starts Proceed Investment Corp.	37	47,933
Sumitomo Realty & Development Co. Ltd.	78,000	2,077,147
Sun Frontier Fudousan Co. Ltd.	3,700	32,675
Takara Leben Co. Ltd.	14,800	86,413
TOC Co. Ltd.	14,800	118,390
Tokyo Tatemono Co. Ltd.	37,000	495,829
Tokyo Theatres Co. Inc.[a]	37,000	51,391
Tokyu Fudosan Holdings Corp.	84,500	499,893
TOKYU REIT Inc.	185	234,908
Tosei Corp.	3,700	27,758
Tosei Reit Investment Corp.	37	34,166
United Urban Investment Corp.	518	790,090
Unizo Holdings Co. Ltd.	3,700	97,865

		36,059,959
NETHERLANDS — 0.71%
Brack Capital Properties NV	592	53,206
Eurocommercial Properties NV	8,227	317,464
NSI NV	24,050	90,940
VastNed Retail NV	3,207	124,682
Wereldhave NV	6,753	304,568

		890,860
NEW ZEALAND — 0.70%
Argosy Property Ltd.	136,616	96,215
Goodman Property Trust	169,085	143,842
Investore Property Ltd.	38,376	36,661
Kiwi Property Group Ltd.	215,926	208,533
Precinct Properties New Zealand Ltd.	169,374	141,725

286

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2016

Security	Shares	Value
Property for Industry Ltd.	79,920	$88,051
Stride Property Group[a]	69,693	86,016
Vital Healthcare Property Trust	57,017	80,311

		881,354
NORWAY — 0.24%
Entra ASA[c]	13,235	131,847
Norwegian Property ASA	38,776	45,003
Olav Thon Eiendomsselskap ASA	5,008	93,089
Selvaag Bolig ASA	7,622	35,419

		305,358
SINGAPORE — 6.86%
AIMS AMP Capital Industrial REIT	91,985	83,409
Ascendas Hospitality Trust	148,000	72,223
Ascendas India Trust	122,100	85,783
Ascendas REIT	394,636	620,076
Ascott Residence Trust	155,460	121,596
Cache Logistics Trust	139,700	78,326
Cambridge Industrial Trust	189,140	70,697
CapitaLand Commercial Trust	362,600	371,460
CapitaLand Ltd.	431,700	902,425
CapitaLand Mall Trust[a]	453,900	592,235
CapitaLand Retail China Trust	122,160	115,844
CDL Hospitality Trusts	110,400	102,399
City Developments Ltd.[a]	103,300	592,043
Croesus Retail Trust	122,871	71,016
Far East Hospitality Trust	135,700	56,358
First REIT	92,500	80,994
Fortune REIT	222,000	255,125
Frasers Centrepoint Ltd.	58,600	63,885
Frasers Centrepoint Trust	91,900	120,862
Frasers Commercial Trust	95,600	83,378
Frasers Logistics & Industrial Trust	162,800	104,236
Global Logistic Properties Ltd.	490,300	746,632
GuocoLand Ltd.	44,400	55,319
Ho Bee Land Ltd.	25,300	35,550
Keppel DC REIT	126,424	103,698
Keppel REIT	294,800	208,137
Lippo Malls Indonesia Retail Trust	336,700	86,232
Manulife US Real Estate Investment Trust[a,b]	92,500	76,312
Mapletree Commercial Trust	286,421	276,568
Mapletree Greater China Commercial Trust[a]	306,200	201,350

Security	Shares	Value
Mapletree Industrial Trust	198,940	$226,522
Mapletree Logistics Trust	258,140	182,254
OUE Commercial REIT	92,500	44,499
OUE Hospitality Trust	188,700	86,206
Parkway Life REIT	62,300	101,771
Perennial Real Estate Holdings Ltd.	70,358	39,204
Sabana Shari’ah Compliant Industrial REIT[a]	111,000	29,196
Sinarmas Land Ltd.[a]	225,700	66,396
Soilbuild Business Space REIT	114,280	50,626
SPH REIT	124,900	82,131
Starhill Global REIT	232,200	118,937
Suntec REIT[a]	420,300	480,027
United Industrial Corp. Ltd.	33,300	63,848
UOL Group Ltd.	95,600	396,376
Wheelock Properties Singapore Ltd.	44,800	45,895
Wing Tai Holdings Ltd.[a]	70,350	77,425
Yoma Strategic Holdings Ltd.[a]	188,733	76,423

		8,601,904
SPAIN — 1.25%
Axiare Patrimonio SOCIMI SA	11,692	170,430
Hispania Activos Inmobiliarios SOCIMI SA	20,608	243,338
Inmobiliaria Colonial SA	54,621	379,257
Lar Espana Real Estate SOCIMI SA	16,190	120,047
Merlin Properties SOCIMI SA	55,968	609,803
Realia Business SAb	16,346	14,827
Realia Business SAb	36,001	32,656

		1,570,358
SWEDEN — 2.54%
Atrium Ljungberg AB Class B	7,922	124,089
Castellum AB	45,699	628,295
Catena AB	2,479	35,065
D. Carnegie & Co. ABb	6,458	77,485
Dios Fastigheter AB	8,077	53,345
Fabege AB	23,614	387,042
Fastighets AB Balder Class Bb	15,281	309,671
Hemfosa Fastigheter AB	26,086	244,074
Hufvudstaden AB Class A	19,581	310,163
Klovern AB Class B	76,212	80,074
Kungsleden AB	26,251	166,875
Magnolia Bostad ABa	2,960	31,361
NP3 Fastigheter ABa	7,844	39,718

287

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2016

Security	Shares	Value
Platzer Fastigheter Holding AB	7,437	$37,821
Sagax AB	11,848	106,617
Victoria Park AB Class B	21,497	53,005
Wallenstam AB Class B	37,304	291,136
Wihlborgs Fastigheter AB	11,576	215,857

		3,191,693
SWITZERLAND — 2.02%
Allreal Holding AG Registered	2,393	356,236
Hiag Immobilien AGa	555	57,174
Intershop Holdings AG	259	127,672
Investis Holding SAb	407	22,826
Mobimo Holding AG Registered	990	248,145
PSP Swiss Property AG Registered	6,827	591,111
Swiss Prime Site AG Registered	12,978	1,064,315
Zug Estates Holding AG Bearer	37	60,177

		2,527,656
UNITED KINGDOM — 8.86%
Assura PLC	275,761	194,224
Big Yellow Group PLC	24,983	211,615
British Land Co. PLC (The)	171,151	1,331,283
Capital & Counties Properties PLC	125,744	461,621
Capital & Regional PLC	77,219	52,479
CLS Holdings PLC[b]	3,034	57,322
Daejan Holdings PLC	1,471	112,512
Derwent London PLC	18,449	631,919
Empiric Student Property PLC	81,815	107,160
F&C Commercial Property Trust Ltd.	136,450	229,976
Grainger PLC	71,743	210,808
Great Portland Estates PLC	57,419	474,299
Hammerson PLC	131,076	928,054
Hansteen Holdings PLC	128,734	180,545
Helical PLC	18,537	67,513
Intu Properties PLC	149,852	520,868
Land Securities Group PLC	134,108	1,766,474
LondonMetric Property PLC	107,500	206,554
McKay Securities PLC	16,613	35,718
Mucklow A & J Group PLC	9,805	56,337
NewRiver REIT PLC	38,776	163,385
Picton Property Income Ltd.	97,532	91,290
Primary Health Properties PLC	105,249	144,682
Raven Russia Ltd.[b]	110,519	61,283
Redefine International PLC/Isle of Man	201,774	97,709

Security	Shares	Value
Regional REIT Ltd.[c]	31,683	$42,183
Safestore Holdings PLC	34,102	147,483
Schroder REIT Ltd.	93,795	66,062
Segro PLC	138,823	785,809
Shaftesbury PLC	46,981	527,693
ST Modwen Properties PLC	32,671	122,684
Tritax Big Box REIT PLC	187,981	324,029
U & I Group PLC	21,571	45,312
UK Commercial Property Trust Ltd.[a]	109,150	113,966
UNITE Group PLC (The)	41,018	307,144
Urban & Civic PLC	18,722	52,225
Workspace Group PLC	19,335	189,219

		11,119,439
TOTAL COMMON STOCKS
(Cost: $127,820,438)		124,893,905

RIGHTS — 0.00%

SINGAPORE — 0.00%
Sabana Shari’ah Compliant Industrial REIT[b]	46,620	3,937

		3,937

TOTAL RIGHTS
(Cost: $0)		3,937

SHORT-TERM INVESTMENTS — 1.85%

MONEY MARKET FUNDS — 1.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	2,295,480	2,295,939
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	23,501	23,501

		2,319,440

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,319,032)		2,319,440

288

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED PROPERTY ETF

December 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 101.41%
(Cost: $130,139,470)[g]	$127,217,282
Other Assets, Less Liabilities — (1.41)%	(1,766,503)

NET ASSETS — 100.00%	$125,450,779

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $140,094,305. Net unrealized depreciation was $12,877,023, of which $9,452,107 represented gross unrealized appreciation on securities and $22,329,130 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$124,879,076	$14,827	$2	$124,893,905
Rights	—	3,937	—	3,937
Money market funds	2,319,440	—	—	2,319,440

Total	$127,198,516	$18,764	$2	$127,217,282

289

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.13%

AUSTRALIA — 1.76%
Amcor Ltd./Australia	4,977	$53,877
Ansell Ltd.	636	11,380
AP Eagers Ltd.	613	4,093
Aristocrat Leisure Ltd.	1,314	14,748
Australian Pharmaceutical Industries Ltd.	691	1,031
Challenger Ltd./Australia	2,901	23,611
Computershare Ltd.	1,880	16,962
Corporate Travel Management Ltd.	258	3,422
CSL Ltd.	877	63,764
Domino’s Pizza Enterprises Ltd.	121	5,694
Greencross Ltd.	276	1,371
Nufarm Ltd./Australia	326	2,162
REA Group Ltd.	160	6,399
Retail Food Group Ltd.	695	3,533
Seek Ltd.	1,617	17,423
Sonic Healthcare Ltd.	1,435	22,236
TPG Telecom Ltd.	546	2,696

		254,402
BELGIUM — 0.02%
Lotus Bakeries	1	2,637

		2,637
BRAZIL — 0.89%
Ambev SA	15,800	79,614
BRF SA	1,600	23,720
Ultrapar Participacoes SA	1,200	25,237

		128,571
CANADA — 17.14%
Agrium Inc.	538	54,143
Alimentation Couche-Tard Inc. Class B	305	13,846
Atco Ltd./Canada Class I	294	9,791
Bank of Montreal	2,920	210,271
Bank of Nova Scotia (The)	5,329	297,078
BCE Inc.	1,486	64,302
Boyd Group Income Fund	20	1,276
Brookfield Asset Management Inc. Class A	1,389	45,884
Canadian Imperial Bank of Commerce	2,136	174,505
Canadian National Railway Co.	1,368	92,176
Canadian Tire Corp. Ltd. Class A	173	17,966
Canadian Utilities Ltd. Class A	517	13,952

Security	Shares	Value
Canadian Western Bank	402	$9,095
CCL Industries Inc. Class B	36	7,082
CI Financial Corp.	1,519	32,701
Cogeco Communications Inc.	120	5,927
Constellation Software Inc./Canada	24	10,919
Dollarama Inc.	40	2,934
Dorel Industries Inc. Class B	33	955
Emera Inc.	960	32,493
Equitable Group Inc.	57	2,570
Finning International Inc.	540	10,586
Fortis Inc./Canada	1,654	51,135
Genworth MI Canada Inc.	286	7,179
Gildan Activewear Inc.	287	7,296
Home Capital Group Inc.[a]	309	7,221
Imperial Oil Ltd.	276	9,613
Intact Financial Corp.	432	30,957
Laurentian Bank of Canada	279	12,010
Magna International Inc. Class A	968	42,082
Methanex Corp.	282	12,384
Metro Inc.	601	17,998
National Bank of Canada	1,764	71,728
Ritchie Bros Auctioneers Inc.	294	9,986
Rogers Communications Inc. Class B	1,542	59,550
Royal Bank of Canada	6,422	435,157
ShawCor Ltd.	138	3,688
SNC-Lavalin Group Inc.	247	10,644
Stantec Inc.	61	1,543
Stella-Jones Inc.	156	5,070
Suncor Energy Inc.	4,939	161,681
Thomson Reuters Corp.	1,210	53,018
Toronto-Dominion Bank (The)	7,194	355,234
Transcontinental Inc. Class A	60	993

		2,476,619
CHILE — 0.03%
Banco de Chile	33,855	3,968

		3,968
CHINA — 1.45%
Beijing Capital International Airport Co. Ltd. Class H	2,000	2,022
China Everbright International Ltd.	7,000	7,936
China Gas Holdings Ltd.	4,000	5,427
China Overseas Land & Investment Ltd.	14,000	37,107

290

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

December 31, 2016

Security	Shares	Value
China Pacific Insurance Group Co. Ltd. Class H	10,400	$36,285
China Resources Gas Group Ltd.	2,000	5,624
China State Construction International Holdings Ltd.	6,000	8,977
Guangdong Investment Ltd.	12,000	15,849
Hengan International Group Co. Ltd.	3,500	25,709
Longfor Properties Co. Ltd.	1,500	1,904
Minth Group Ltd.	2,000	6,230
Sinopharm Group Co. Ltd. Class H	2,400	9,890
Tencent Holdings Ltd.	1,800	44,041
Tongda Group Holdings Ltd.	10,000	2,580

		209,581
DENMARK — 2.49%
Coloplast A/S Class B	487	32,904
DSV A/S	123	5,482
GN Store Nord A/S	342	7,098
Novo Nordisk A/S Class B	8,319	300,565
Novozymes A/S Class B	387	13,367

		359,416
FINLAND — 0.86%
Amer Sports OYJ	389	10,372
Huhtamaki OYJ	302	11,238
Kone OYJ Class B	1,456	65,376
Raisio OYJ Series V	732	2,756
Tieto OYJ	437	11,947
Wartsila OYJ Abp	516	23,229

		124,918
FRANCE — 7.96%
Accor SA	459	17,153
Air Liquide SA	1,020	113,663
Airbus Group SE	1,545	102,403
Arkema SA	186	18,233
Christian Dior SE	102	21,436
Cie Plastic Omnium SA	24	768
Dassault Systemes SE	54	4,123
Essilor International SA	174	19,702
Eurofins Scientific SE	36	15,378
Hermes International	18	7,404
Imerys SA	66	5,017
Ingenico Group SA	80	6,402
L’Oreal SA	481	87,972
Legrand SA	642	36,532

Security	Shares	Value
LVMH Moet Hennessy Louis Vuitton SE	703	$134,506
Orpea	54	4,372
Rubis SCA	120	9,914
Safran SA	786	56,723
Sanofi	5,244	425,342
SEB SA	30	4,074
Sodexo SA	240	27,643
Stef SA	21	1,768
Valeo SA	516	29,722

		1,150,250
GERMANY — 8.29%
BASF SE	3,771	351,250
Bayer AG Registered	2,614	273,313
Bayerische Motoren Werke AG	1,584	148,277
BayWa AG	44	1,429
Bertrandt AG	9	918
Brenntag AG	228	12,698
Continental AG	244	47,277
CTS Eventim AG & Co. KGaA	33	1,042
Duerr AG	72	5,798
Fresenius Medical Care AG & Co. KGaA	276	23,420
Fresenius SE & Co. KGaA	342	26,787
Gerresheimer AG	54	4,022
GRENKE AG	12	1,886
HeidelbergCement AG	234	21,875
Henkel AG & Co. KGaA	198	20,671
Krones AG	12	1,100
Linde AG	504	82,982
Merck KGaA	234	24,471
Rational AG	1	447
SAP SE	1,578	137,829
Symrise AG	174	10,613

		1,198,105
HONG KONG — 3.12%
AIA Group Ltd.	19,600	110,600
Cheung Kong Infrastructure Holdings Ltd.	2,000	15,916
Citic Telecom International Holdings Ltd.	4,000	1,202
CLP Holdings Ltd.	7,000	64,329
Hang Seng Bank Ltd.	2,700	50,252
Henderson Land Development Co. Ltd.	2,000	10,641
Hong Kong & China Gas Co. Ltd.	24,800	43,950
Hysan Development Co. Ltd.	1,000	4,134

291

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

December 31, 2016

Security	Shares	Value
Jardine Strategic Holdings Ltd.	900	$29,880
Johnson Electric Holdings Ltd.	500	1,322
MTR Corp. Ltd.	6,000	29,175
New World Development Co. Ltd.	36,000	38,075
Techtronic Industries Co. Ltd.	1,500	5,378
Wharf Holdings Ltd. (The)	6,000	39,894
Wheelock & Co. Ltd.	1,000	5,630

		450,378
HUNGARY — 0.06%
OTP Bank PLC	324	9,294

		9,294
INDIA — 1.84%
Axis Bank Ltd.[b]	600	19,680
Infosys Ltd. ADR	10,137	150,332
Larsen & Toubro Ltd. GDR[b]	1,374	27,342
Reliance Industries Ltd. GDR[c]	2,187	69,000

		266,354
INDONESIA — 0.22%
Bank Rakyat Indonesia Persero Tbk PT	36,000	31,197
Indofood CBP Sukses Makmur Tbk PT	1,500	955

		32,152
IRELAND — 0.30%
C&C Group PLC	747	3,033
Glanbia PLC	69	1,148
Kerry Group PLC Class A	155	11,101
Kingspan Group PLC	39	1,061
Paddy Power Betfair PLC	120	12,847
Smurfit Kappa Group PLC	618	14,207

		43,397
ITALY — 0.10%
Luxottica Group SpA	276	14,876

		14,876
JAPAN — 12.53%
ABC-Mart Inc.	100	5,676
Aeon Delight Co. Ltd.	100	2,799
AEON Financial Service Co. Ltd.	500	8,904
Aica Kogyo Co. Ltd.	100	2,645
Alfresa Holdings Corp.	400	6,633
Asahi Group Holdings Ltd.	900	28,473
Bandai Namco Holdings Inc.	300	8,295
Bridgestone Corp.	2,500	90,325
Calbee Inc.	200	6,276

Security	Shares	Value
Central Japan Railway Co.	200	$32,975
Daito Trust Construction Co. Ltd.	200	30,145
Denso Corp.	1,800	78,136
East Japan Railway Co.	500	43,297
Financial Products Group Co. Ltd.	200	1,730
Fuji Electric Co. Ltd.	1,000	5,196
Fujitec Co. Ltd.	100	1,174
Hakuhodo DY Holdings Inc.	300	3,704
Hiroshima Bank Ltd. (The)	1,000	4,681
HIS Co. Ltd.	100	2,636
Hitachi Capital Corp.	600	14,800
HORIBA Ltd.	100	4,638
Isuzu Motors Ltd.	1,500	19,047
Itochu Techno-Solutions Corp.	100	2,606
J Front Retailing Co. Ltd.	400	5,401
Japan Tobacco Inc.	4,100	135,126
JSR Corp.	1,200	18,962
Kakaku.com Inc.	200	3,316
Kaken Pharmaceutical Co. Ltd.	100	5,316
Kansai Paint Co. Ltd.	200	3,692
Kao Corp.	1,000	47,507
KDDI Corp.	5,100	129,408
Keihin Corp.	100	1,756
Kewpie Corp.	200	4,872
Kobayashi Pharmaceutical Co. Ltd.	100	4,287
Koei Tecmo Holdings Co. Ltd.	100	1,764
Kurita Water Industries Ltd.	200	4,414
Lawson Inc.	300	21,117
Miraca Holdings Inc.	100	4,501
MISUMI Group Inc.	100	1,650
Mitsubishi Chemical Holdings Corp.	4,800	31,195
Mitsubishi Heavy Industries Ltd.	12,000	54,797
MonotaRO Co. Ltd.	100	2,049
Nagoya Railroad Co. Ltd.	1,000	4,844
Nihon Kohden Corp.	100	2,218
Nikkon Holdings Co. Ltd.	100	2,092
Nippon Paint Holdings Co. Ltd.	200	5,461
Nippon Telegraph & Telephone Corp.	2,100	88,440
Nissan Motor Co. Ltd.	11,900	119,934
NTT DOCOMO Inc.	4,300	98,177
Obic Co. Ltd.	100	4,381
Otsuka Holdings Co. Ltd.	1,100	48,033
PALTAC Corp.	100	2,368
Relo Group Inc.	100	14,284

292

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

December 31, 2016

Security	Shares	Value
Sanwa Holdings Corp.	300	$2,868
Sawai Pharmaceutical Co. Ltd.	100	5,384
SCSK Corp.	100	3,507
Sekisui Chemical Co. Ltd.	1,800	28,767
Sekisui House Ltd.	2,600	43,369
Senko Co. Ltd.	200	1,353
Seven & I Holdings Co. Ltd.	1,900	72,540
Seven Bank Ltd.	2,800	8,042
Shizuoka Bank Ltd. (The)	1,000	8,419
Sohgo Security Services Co. Ltd.	100	3,854
Sony Financial Holdings Inc.	600	9,383
Stanley Electric Co. Ltd.	100	2,739
Sugi Holdings Co. Ltd.	100	4,767
Sumitomo Electric Industries Ltd.	2,400	34,703
Sumitomo Mitsui Trust Holdings Inc.	1,400	50,210
Sumitomo Rubber Industries Ltd.	700	11,139
Suzuki Motor Corp.	600	21,163
Sysmex Corp.	100	5,804
T-Gaia Corp.	100	1,632
Tadano Ltd.	200	2,524
Temp Holdings Co. Ltd.	200	3,109
Terumo Corp.	600	22,197
Tokai Rika Co. Ltd.	100	2,011
Tokio Marine Holdings Inc.	2,100	86,351
Tokyo Century Corp.	100	3,429
Tokyo Ohka Kogyo Co. Ltd.	100	3,378
Tokyo Seimitsu Co. Ltd.	100	2,971
TOTO Ltd.	200	7,931
TS Tech Co. Ltd.	100	2,581
Unicharm Corp.	600	13,156
USS Co. Ltd.	700	11,175
Valor Holdings Co. Ltd.	100	2,615
West Japan Railway Co.	600	36,900
Yakult Honsha Co. Ltd.	200	9,294
Yokogawa Electric Corp.	400	5,806

		1,811,224
MALAYSIA — 0.16%
Public Bank Bhd	5,200	22,859

		22,859
MEXICO — 0.75%
Alfa SAB de CV	8,400	10,479
America Movil SAB de CV	90,300	57,113
Grupo Financiero Banorte SAB de CV	7,900	39,228

Security	Shares	Value
Grupo Financiero Inbursa SAB de CV Series O	700	$1,066

		107,886
NETHERLANDS — 3.33%
Aalberts Industries NV	46	1,495
ASML Holding NV	529	59,507
Gemalto NVa	82	4,750
Koninklijke Ahold Delhaize NV	4,200	88,732
RELX NV	3,555	59,956
Unilever NV CVA	6,458	266,435

		480,875
NORWAY — 0.06%
Tomra Systems ASA	838	8,811

		8,811
PHILIPPINES — 0.15%
Ayala Land Inc.	27,700	17,831
SM Investments Corp.	315	4,150

		21,981
RUSSIA — 0.15%
Novatek PJSC GDR[b]	168	21,806

		21,806
SINGAPORE — 0.19%
ComfortDelGro Corp. Ltd.	16,100	27,526

		27,526
SOUTH AFRICA — 1.87%
AVI Ltd.	1,509	10,081
Capitec Bank Holdings Ltd.	117	5,946
Discovery Ltd.	630	5,275
Famous Brands Ltd.	88	1,007
FirstRand Ltd.	18,124	70,468
Foschini Group Ltd. (The)	795	9,251
Investec Ltd.	1,801	11,952
Life Healthcare Group Holdings Ltd.	3,774	8,997
Mr. Price Group Ltd.	1,267	14,783
Naspers Ltd. Class N	145	21,356
Nedbank Group Ltd.	1,144	19,921
PSG Group Ltd.	156	2,493
Rand Merchant Investment Holdings Ltd.	1,375	4,002
Remgro Ltd.	1,185	19,328
RMB Holdings Ltd.	2,565	12,455
Sanlam Ltd.	6,810	31,324
Shoprite Holdings Ltd.	901	11,297

293

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

December 31, 2016

Security	Shares	Value
SPAR Group Ltd. (The)	677	$9,831

		269,767
SOUTH KOREA — 0.06%
SK Holdings Co. Ltd.	48	9,121

		9,121
SPAIN — 0.77%
Amadeus IT Holding SA Class A	895	40,753
Industria de Diseno Textil SA	2,058	70,395

		111,148
SWEDEN — 2.02%
AAK AB	42	2,772
AF AB Class B	72	1,324
Alfa Laval AB	846	14,043
Assa Abloy AB	1,615	30,061
Atrium Ljungberg AB Class B	379	5,937
Castellum AB	1,357	18,657
Hexagon AB Class B	392	14,045
Hexpol AB	464	4,308
Hufvudstaden AB Class A	376	5,956
Intrum Justitia AB	185	6,260
JM AB	234	6,779
Loomis AB Class B	192	5,730
Modern Times Group MTG AB Class B	232	6,895
Svenska Cellulosa AB SCA Class B	1,854	52,510
Svenska Handelsbanken AB Class A	6,870	95,738
Trelleborg AB Class B	570	11,250
Wihlborgs Fastigheter AB	540	10,069

		292,334
SWITZERLAND — 13.28%
ABB Ltd. Registered	7,548	159,523
Cie. Financiere Richemont SA Class A Registered	1,459	96,826
Galenica AG Registered	6	6,783
Geberit AG Registered	78	31,327
Givaudan SA Registered	29	53,244
Nestle SA Registered	6,357	456,908
Novartis AG Registered	6,174	450,134
Partners Group Holding AG	60	28,174
Roche Holding AG	1,871	428,194
Roche Holding AG Bearer	121	28,335
Swiss Re AG	1,902	180,590

		1,920,038

Security	Shares	Value
TAIWAN — 0.15%
Eclat Textile Co. Ltd.	1,000	$10,472
Phison Electronics Corp.	1,000	7,928
Vanguard International Semiconductor Corp.	2,000	3,487

		21,887
THAILAND — 0.16%
Airports of Thailand PCL NVDR	1,000	11,114
Bangkok Dusit Medical Services PCL NVDR	10,800	6,967
Thai Union Group PCL NVDR	4,400	2,580
Thanachart Capital PCL NVDR	2,100	2,580

		23,241
TURKEY — 0.07%
BIM Birlesik Magazalar AS	735	10,238

		10,238
UNITED ARAB EMIRATES — 0.16%
National Bank of Abu Dhabi PJSC	8,449	22,981

		22,981
UNITED KINGDOM — 16.74%
Ashtead Group PLC	990	19,328
Associated British Foods PLC	572	19,401
AVEVA Group PLC	132	3,065
BAE Systems PLC	14,130	103,274
Bellway PLC	504	15,420
Bodycote PLC	369	2,936
Bovis Homes Group PLC	631	6,394
British American Tobacco PLC	7,400	422,581
BT Group PLC	37,164	168,487
Bunzl PLC	594	15,480
Burberry Group PLC	1,404	25,971
Close Brothers Group PLC	774	13,820
Compass Group PLC	4,218	78,232
Cranswick PLC	204	5,906
Croda International PLC	255	10,070
Daily Mail & General Trust PLC Class A NVS	924	8,871
Dairy Crest Group PLC	1,103	8,443
Dechra Pharmaceuticals PLC	63	1,047
Diageo PLC	8,320	216,921
Domino’s Pizza Group PLC	1,160	5,172
DS Smith PLC	2,859	14,417

294

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

December 31, 2016

Security	Shares	Value
Essentra PLC	1,268	$7,223
Experian PLC	2,160	42,010
GKN PLC	4,489	18,399
Halma PLC	473	5,246
Henderson Group PLC	5,874	17,100
Hikma Pharmaceuticals PLC	200	4,678
Hill & Smith Holdings PLC	120	1,778
Howden Joinery Group PLC	1,578	7,484
Inchcape PLC	1,438	12,474
InterContinental Hotels Group PLC	450	20,229
Intertek Group PLC	272	11,700
IWG PLC	2,179	6,623
James Fisher & Sons PLC	75	1,446
Jardine Lloyd Thompson Group PLC	708	8,613
John Wood Group PLC	1,182	12,794
Kingfisher PLC	6,638	28,732
Meggitt PLC	2,940	16,660
Micro Focus International PLC	415	11,174
Moneysupermarket.com Group PLC	1,542	5,604
National Grid PLC	20,981	246,704
Next PLC	501	30,848
Paragon Group of Companies PLC (The)	1,020	5,228
Provident Financial PLC	680	23,938
Prudential PLC	6,942	139,605
PZ Cussons PLC	989	4,085
QinetiQ Group PLC	3,655	11,869
RELX PLC	2,928	52,425
Renishaw PLC	84	2,624
Rentokil Initial PLC	1,825	5,011
Rightmove PLC	75	3,617
Schroders PLC	178	4,922
Schroders PLC	298	11,039
Senior PLC	1,494	3,587
Shire PLC	381	22,051
SIG PLC	2,598	3,313
Sky PLC	6,370	78,002
Smiths Group PLC	1,482	25,930
Spectris PLC	378	10,803
Spirax-Sarco Engineering PLC	150	7,755
St. James’s Place PLC	1,502	18,819
Standard Life PLC	11,308	51,979
Synthomer PLC	483	2,283
Ted Baker PLC	90	3,129

Security	Shares	Value
Telecom Plus PLC	390	$5,667
Travis Perkins PLC	865	15,520
Ultra Electronics Holdings PLC	415	9,953
UNITE Group PLC (The)	3,756	28,125
Victrex PLC	264	6,299
WH Smith PLC	540	10,396
Whitbread PLC	513	23,936
William Hill PLC	3,995	14,325
Wolseley PLC	564	34,580
WPP PLC	4,290	96,265

		2,419,835

TOTAL COMMON STOCKS
(Cost: $14,138,763)		14,328,476

RIGHTS — 0.00%

AUSTRALIA — 0.00%
Corporate Travel Management Ltd.[d]	12	30

		30

TOTAL RIGHTS
(Cost: $0)		30

PREFERRED STOCKS — 0.50%

BRAZIL — 0.04%
Lojas Americanas SA	1,200	6,268

		6,268

COLOMBIA — 0.10%
Bancolombia SA	1,638	14,830

		14,830
GERMANY — 0.36%
Bayerische Motoren Werke AG	13	997
Fuchs Petrolub SE	186	7,824
Henkel AG & Co. KGaA	294	35,118
Sartorius AG	96	7,139

		51,078

TOTAL PREFERRED STOCKS
(Cost: $74,089)		72,176

295

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DIVIDEND GROWTH ETF

December 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[e,f,g]	11,235	$11,237
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[e,f]	4,467	4,467

		15,704

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,704)		15,704

TOTAL INVESTMENTS IN SECURITIES — 99.74%
(Cost: $14,228,556)[h]		14,416,386
Other Assets, Less Liabilities — 0.26%		37,615

NET ASSETS — 100.00%		$14,454,001

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
NVDR	— Non-Voting Depositary Receipts
NVS	— Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Non-income earning security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $14,228,556. Net unrealized appreciation was $187,830, of which $456,240 represented gross unrealized appreciation on securities and $268,410 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$14,328,476	$—	$—	$14,328,476
Rights	30	—	—	30
Preferred stocks	72,176	—	—	72,176
Money market funds	15,704	—	—	15,704

Total	$14,416,386	$—	$—	$14,416,386

296

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

December 31, 2016

Security	Shares	Value
PREFERRED STOCKS — 99.50%

CANADA — 77.78%
AltaGas Ltd., 5.25%[a]	23,422	$449,385
Bank of Montreal Series 27, 4.00%[a]	58,556	883,329
Bank of Montreal Series 29, 3.90%[a]	46,845	680,817
Bank of Montreal Series 31, 3.80%[a]	35,133	510,340
Bank of Nova Scotia (The) Series 32, 2.06%[a]	32,677	510,727
Bank of Nova Scotia (The) Series 34, 5.50%[a]	41,008	825,328
Bank of Nova Scotia (The) Series 38, 4.85%[a]	58,556	1,124,355
BCE Inc. Series AK, 4.15%[a]	73,195	832,351
BCE Inc. Series AM, 2.76%[a]	27,952	327,032
Brookfield Asset Management Inc., 5.00%[a]	29,278	578,334
Brookfield Asset Management Inc. Series 24, 3.01%[a]	27,504	359,528
Brookfield Asset Management Inc. Series 32, 4.50%[a]	35,084	560,120
Brookfield Asset Management Inc. Series 36, 4.85%	23,422	375,506
Brookfield Asset Management Inc. Series 37, 4.90%	23,422	383,366
Brookfield Asset Management Inc. Series 42, 4.50%[a]	35,133	586,838
Brookfield Office Properties Inc. Series T, 4.60%[a]	29,278	445,594
Brookfield Renewable Partners LP, 5.50%[a]	20,495	392,768
Brookfield Renewable Partners LP Series 9, 5.75%[a]	23,422	454,101
Canadian Imperial Bank of Commerce Series 39, 3.90%[a]	46,845	682,214
Canadian Imperial Bank of Commerce Series 41, 3.75%[a]	35,133	511,387
Canadian Utilities Ltd. Series DD, 4.50%	26,350	418,126
Canadian Utilities Ltd. Series FF, 4.50%[a]	29,278	592,088
Element Fleet Management Corp. Series G, 6.50%[a]	20,202	385,044
Emera Inc. Series C, 4.10%[a]	29,278	472,666

Security	Shares	Value
Empire Life Insurance Co. (The) Series 1, 5.75%[a]	17,508	$344,272
Enbridge Inc. Series 03, 4.00%[a]	61,717	796,170
Enbridge Inc. Series 07, 4.40%[a]	25,716	358,016
Enbridge Inc. Series 09, 4.40%[a]	28,287	396,552
Enbridge Inc. Series 11, 4.40%[a]	51,431	722,922
Enbridge Inc. Series 13, 4.40%[a]	36,002	506,855
Enbridge Inc. Series 15, 4.40%[a]	28,287	399,083
Enbridge Inc. Series B, 4.00%[a]	51,431	662,710
Enbridge Inc. Series D, 4.00%[a]	46,288	592,299
Enbridge Inc. Series F, 4.00%[a]	51,431	673,065
Enbridge Inc. Series H, 4.00%[a]	36,002	432,223
Enbridge Inc. Series N, 4.00%[a]	46,288	640,621
Enbridge Inc. Series P, 4.00%[a]	41,145	549,193
Enbridge Inc. Series R, 4.00%[a]	41,145	552,568
Fairfax Financial Holdings Ltd. Series K, 5.00%[a]	27,814	454,216
Fairfax Financial Holdings Ltd. Series M, 4.75%[a]	26,936	472,015
Fortis Inc./Canada Series M, 4.10%[a]	70,267	1,071,519
Husky Energy Inc. Series 3, 4.50%[a]	29,278	475,941
Husky Energy Inc. Series 5, 4.50%[a]	23,422	399,085
Industrial Alliance Insurance & Financial Services Inc. Series G, 4.30%[a]	29,278	487,512
Intact Financial Corp. Series 3, 3.33%[a]	24,608	387,181
Manulife Financial Corp. Series 15, 3.90%[a]	23,460	344,627
Manulife Financial Corp. Series 17, 3.90%[a]	40,989	614,965
Manulife Financial Corp. Series 21, 5.60%[a]	49,772	999,485
National Bank of Canada Series 30, 4.10%[a]	40,989	597,543
National Bank of Canada Series 32, 3.90%[a]	35,133	495,931
National Bank of Canada Series 34, 5.60%[a]	46,845	923,940
National Bank of Canada Series 36, 5.40%[a]	46,845	916,954
Pembina Pipeline Corp. Series 1, 4.25%[a]	29,278	409,353
Pembina Pipeline Corp. Series 11, 5.75%[a]	19,909	393,118

297

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

December 31, 2016

Security	Shares	Value
Pembina Pipeline Corp. Series 13, 5.75%[a]	29,278	$576,150
Pembina Pipeline Corp. Series 5, 5.00%[a]	29,278	476,814
Pembina Pipeline Corp. Series 7, 4.50%[a]	29,278	451,925
Pembina Pipeline Corp. Series 9, 4.75%[a]	26,350	482,967
Power Financial Corp. Series S, 4.80%	35,133	588,672
Royal Bank of Canada Series AJ, 3.52%[a]	37,234	684,680
Royal Bank of Canada Series AZ, 4.00%[a]	54,840	800,691
Royal Bank of Canada Series BB, 3.90%[a]	54,840	803,963
Royal Bank of Canada Series BD, 3.60%[a]	65,809	1,056,536
Royal Bank of Canada Series BK, 5.50%[a,b]	79,519	1,596,250
Royal Bank of Canada Series BM, 5.50%[a]	82,261	1,666,628
Sun Life Financial Inc. Series 4, 4.45%	35,133	559,330
Toronto-Dominion Bank (The) Series 1, 3.90%[a]	52,089	772,178
Toronto-Dominion Bank (The) Series 12, 5.50%[a]	72,924	1,476,370
Toronto-Dominion Bank (The) Series 14, 4.85%[a]	104,015	2,001,109
Toronto-Dominion Bank (The) Series 3, 3.80%[a]	52,089	756,253
Toronto-Dominion Bank (The) Series 5, 3.75%[a]	52,089	752,757
Toronto-Dominion Bank (The) Series 7, 3.60%[a]	36,462	606,590
Toronto-Dominion Bank (The) Series 9, 3.70%[a]	20,835	352,675
TransCanada Corp. Series 01, 3.27%[a]	27,880	338,040
TransCanada Corp. Series 05, 2.26%[a]	37,224	384,717
TransCanada Corp. Series 07, 4.00%[a]	70,267	987,683
TransCanada Corp. Series 09, 4.25%[a]	52,700	776,520
TransCanada Corp. Series 11, 3.80%[a]	29,278	480,307
TransCanada Corp. Series 13, 5.50%[a]	58,556	1,164,090
Westcoast Energy Inc. Series 12, 5.20%[a]	35,039	674,103

		51,679,276

Security	Shares	Value
SINGAPORE — 1.06%
City Developments Ltd., 0.00%[a,c]	968,729	$704,067

		704,067
SWEDEN — 3.16%
Klovern AB, 0.00%	48,145	1,528,943
Sagax AB, 0.00%[d]	170,544	570,695

		2,099,638
UNITED KINGDOM — 17.50%
Aviva PLC, 8.38%	292,779	498,341
Aviva PLC, 8.75%	292,779	513,717
Balfour Beatty PLC, 9.68%[c]	327,912	489,260
Doric Nimrod Air Three Ltd., 0.00%	644,113	797,888
Doric Nimrod Air Two Ltd., 0.00%	505,775	1,362,414
Ecclesiastical Insurance Group PLC, 8.63%	311,663	524,707
General Accident PLC, 7.88%	322,057	522,806
General Accident PLC, 8.88%	409,890	734,397
Lloyds Banking Group PLC, 6.48%	579,895	772,975
Lloyds Banking Group PLC, 9.25%	878,301	1,526,164
Lloyds Banking Group PLC, 9.75%	163,195	298,697
National Westminster Bank PLC Series A, 9.00%	409,890	685,015
Raven Russia Ltd., 12.00%	421,871	701,128
RSA Insurance Group PLC, 7.38%	365,974	559,051
Santander UK PLC, 10.38%	398,433	788,333
Standard Chartered PLC, 7.38%	281,170	396,067
Standard Chartered PLC, 8.25%	290,583	456,902

		11,627,862

TOTAL PREFERRED STOCKS
(Cost: $71,062,750)		66,110,843

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[e,f,g]	409	410
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[e,f]	29,836	29,836

		30,246

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,246)		30,246

298

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL PREFERRED STOCK ETF

December 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 99.54%
(Cost: $71,092,996)[h]	$66,141,089
Other Assets, Less Liabilities — 0.46%	304,157

NET ASSETS — 100.00%	$66,445,246

[a]	Variable rate security. Rate shown is as of report date.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Convertible preferred stock.
[d]	All or a portion of this security represents a security on loan.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $71,548,496. Net unrealized depreciation was $5,407,407, of which $237,344 represented gross unrealized appreciation on securities and $5,644,751 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Preferred stocks	$66,110,843	$—	$—	$66,110,843
Money market funds	30,246	—	—	30,246

Total	$66,141,089	$—	$—	$66,141,089

299

Schedule of Investments (Unaudited)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.73%

AIR FREIGHT & LOGISTICS — 0.26%
Yamato Holdings Co. Ltd.	10,000	$203,755

		203,755
AIRLINES — 0.74%
ANA Holdings Inc.	110,000	296,892
Japan Airlines Co. Ltd.	10,000	292,794

		589,686
AUTO COMPONENTS — 3.85%
Aisin Seiki Co. Ltd.	5,000	217,345
Bridgestone Corp.	20,000	722,596
Calsonic Kansei Corp.	4,000	61,354
Denso Corp.	14,000	607,725
Eagle Industry Co. Ltd.	1,000	13,315
Koito Manufacturing Co. Ltd.	3,000	159,215
Mitsuba Corp.	1,000	16,264
NGK Spark Plug Co. Ltd.	5,000	111,373
NHK Spring Co. Ltd.	6,000	57,307
Nifco Inc./Japan	1,000	52,900
Nissin Kogyo Co. Ltd.	1,000	15,853
NOK Corp.	3,000	60,857
Stanley Electric Co. Ltd.	4,000	109,573
Sumitomo Electric Industries Ltd.	22,000	318,112
Sumitomo Rubber Industries Ltd.	5,600	89,112
Toyo Tire & Rubber Co. Ltd.	3,000	37,424
Toyoda Gosei Co. Ltd.	2,000	46,881
Toyota Industries Corp.	5,000	238,779
TPR Co. Ltd.	1,000	28,208
TS Tech Co. Ltd.	1,600	41,291
Yokohama Rubber Co. Ltd. (The)	3,600	64,694

		3,070,178
AUTOMOBILES — 6.41%
Fuji Heavy Industries Ltd.	17,000	695,537
Honda Motor Co. Ltd.	45,000	1,317,572
Isuzu Motors Ltd.	16,000	203,164
Mazda Motor Corp.	18,000	295,074
Nissan Motor Co. Ltd.	67,000	675,256
Suzuki Motor Corp.	11,000	387,997
Toyota Motor Corp.	23,084	1,361,270
Yamaha Motor Co. Ltd.	8,000	176,551

		5,112,421

Security	Shares	Value
BANKS — 8.31%
Aozora Bank Ltd.	36,000	$127,475
Chiba Bank Ltd. (The)	20,000	122,948
Chugoku Bank Ltd. (The)	5,000	71,934
Concordia Financial Group Ltd.	36,000	173,649
Fukuoka Financial Group Inc.	22,000	97,895
Gunma Bank Ltd. (The)	12,000	65,846
Hachijuni Bank Ltd. (The)	14,000	81,382
Hiroshima Bank Ltd. (The)	20,000	93,625
Hokuhoku Financial Group Inc.	4,000	69,173
Kyushu Financial Group Inc.	12,000	81,588
Mitsubishi UFJ Financial Group Inc.	241,000	1,488,131
Mizuho Financial Group Inc.	754,000	1,356,276
North Pacific Bank Ltd.	8,600	35,540
Resona Holdings Inc.	65,000	334,098
Seven Bank Ltd.	21,000	60,316
Shinsei Bank Ltd.	50,000	84,023
Shizuoka Bank Ltd. (The)	15,000	126,291
Sumitomo Mitsui Financial Group Inc.	40,000	1,529,558
Sumitomo Mitsui Trust Holdings Inc.	11,004	394,648
Suruga Bank Ltd.	6,000	134,214
Tokyo TY Financial Group Inc.	1,000	34,938
Yamaguchi Financial Group Inc.	6,000	65,486

		6,629,034
BEVERAGES — 1.12%
Asahi Group Holdings Ltd.	12,000	379,646
Ito EN Ltd.	2,000	66,618
Kirin Holdings Co. Ltd.	27,600	449,963

		896,227
BUILDING PRODUCTS — 1.55%
Aica Kogyo Co. Ltd.	2,000	52,900
Asahi Glass Co. Ltd.	30,000	204,741
Daikin Industries Ltd.	8,000	736,314
Sankyo Tateyama Inc.	1,000	13,624
Sanwa Holdings Corp.	6,000	57,358
TOTO Ltd.	4,300	170,511

		1,235,448
CAPITAL MARKETS — 1.80%
Daiwa Securities Group Inc.	50,000	308,784
Jafco Co. Ltd.	1,000	32,881
Japan Exchange Group Inc.	17,000	243,409
kabu.com Securities Co. Ltd.	5,000	17,233
Matsui Securities Co. Ltd.	3,000	25,901

300

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2016

Security	Shares	Value
Nomura Holdings Inc.	113,000	$667,624
Okasan Securities Group Inc.	5,000	30,951
SBI Holdings Inc./Japan	6,000	76,495
Tokai Tokyo Financial Holdings Inc.	6,000	31,997

		1,435,275
CHEMICALS — 4.73%
Air Water Inc.	5,000	90,453
Asahi Kasei Corp.	36,000	314,674
Daicel Corp.	8,000	88,481
Denka Co. Ltd.	10,000	44,241
DIC Corp.	2,600	79,136
Hitachi Chemical Co. Ltd.	3,000	75,183
JSR Corp.	6,000	94,809
Kansai Paint Co. Ltd.	6,000	110,756
Kuraray Co. Ltd.	10,000	150,555
Mitsubishi Chemical Holdings Corp.	40,000	259,956
Mitsubishi Gas Chemical Co. Inc.	6,000	102,628
Nihon Parkerizing Co. Ltd.	3,000	35,264
Nippon Kayaku Co. Ltd.	4,000	49,488
Nippon Paint Holdings Co. Ltd.	4,600	125,614
Nissan Chemical Industries Ltd.	3,000	100,441
Nitto Denko Corp.	4,200	322,972
NOF Corp.	5,000	48,227
Shin-Etsu Chemical Co. Ltd.	10,500	816,251
Sumitomo Chemical Co. Ltd.	43,000	204,981
Taiyo Nippon Sanso Corp.	4,500	52,240
Toray Industries Inc.	43,000	348,837
Tosoh Corp.	20,000	141,810
Ube Industries Ltd.	30,000	63,017
Zeon Corp.	5,000	49,471

		3,769,485
COMMERCIAL SERVICES & SUPPLIES — 0.84%
Aeon Delight Co. Ltd.	1,000	27,993
Park24 Co. Ltd.	3,000	81,537
Pilot Corp.	1,000	41,411
Secom Co. Ltd.	6,000	439,731
Sohgo Security Services Co. Ltd.	2,000	77,078

		667,750
COMMUNICATIONS EQUIPMENT — 0.03%
Hitachi Kokusai Electric Inc.	1,000	20,946

		20,946

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 1.40%
COMSYS Holdings Corp.	2,000	$36,713
Hazama Ando Corp.	4,000	26,441
JGC Corp.	6,000	109,264
Kajima Corp.	30,000	208,085
Kumagai Gumi Co. Ltd.	10,000	25,721
Kyowa Exeo Corp.	2,000	28,842
Kyudenko Corp.	1,000	26,922
Nippo Corp.	1,000	18,699
Obayashi Corp.	19,000	181,961
Shimizu Corp.	20,000	183,307
Sumitomo Mitsui Construction Co. Ltd.	24,600	25,942
Taisei Corp.	32,000	224,427
Tokyu Construction Co. Ltd.	2,000	16,153

		1,112,477
CONSTRUCTION MATERIALS — 0.19%
Sumitomo Osaka Cement Co. Ltd.	10,000	37,810
Taiheiyo Cement Corp.	36,000	114,203

		152,013
CONSUMER FINANCE — 0.14%
AEON Financial Service Co. Ltd.	3,600	64,108
Hitachi Capital Corp.	1,000	24,667
Orient Corp.[a]	13,000	23,629

		112,404
DIVERSIFIED FINANCIAL SERVICES — 1.09%
Financial Products Group Co. Ltd.[b]	2,000	17,302
Fuyo General Lease Co. Ltd.	1,000	47,927
IBJ Leasing Co. Ltd.	1,000	22,395
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,000	67,321
ORIX Corp.	39,600	619,286
Tokyo Century Corp.	1,000	34,295
Zenkoku Hosho Co. Ltd.	2,000	64,389

		872,915
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.32%
Nippon Telegraph & Telephone Corp.	25,000	1,052,857

		1,052,857
ELECTRIC UTILITIES — 0.56%
Chubu Electric Power Co. Inc.	19,000	266,018
Tohoku Electric Power Co. Inc.	14,000	177,288

		443,306

301

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2016

Security	Shares	Value
ELECTRICAL EQUIPMENT — 1.94%
Fuji Electric Co. Ltd.	20,000	$103,914
Mitsubishi Electric Corp.	60,000	838,256
Nidec Corp.	7,000	605,264

		1,547,434
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.36%
Alps Electric Co. Ltd.	5,000	121,147
Enplas Corp.	600	17,748
Hamamatsu Photonics KK	4,600	121,276
Hirose Electric Co. Ltd.	1,050	130,445
Hitachi High-Technologies Corp.	2,000	80,850
Hitachi Ltd.	140,000	758,606
HORIBA Ltd.	1,000	46,384
Japan Aviation Electronics Industry Ltd.[b]	2,000	28,225
Keyence Corp.	1,236	849,892
Kyocera Corp.	9,000	448,476
Murata Manufacturing Co. Ltd.	6,000	805,076
Oki Electric Industry Co. Ltd.	2,000	28,156
Omron Corp.	6,000	230,720
Shimadzu Corp.	10,000	159,643
TDK Corp.	3,000	206,799
Topcon Corp.	3,000	45,321
Yaskawa Electric Corp.	7,000	109,110
Yokogawa Electric Corp.	6,000	87,092

		4,274,966
FOOD & STAPLES RETAILING — 2.54%
Aeon Co. Ltd.	23,000	326,557
Ain Holdings Inc.	1,000	66,361
Cosmos Pharmaceutical Corp.	300	55,429
Create SD Holdings Co. Ltd.	1,000	21,460
FamilyMart UNY Holdings Co. Ltd.	2,000	133,408
Lawson Inc.	2,000	140,781
Matsumotokiyoshi Holdings Co. Ltd.	1,000	49,385
Seven & I Holdings Co. Ltd.	23,000	878,115
Sugi Holdings Co. Ltd.	1,000	47,670
Sundrug Co. Ltd.	1,000	69,362
Tsuruha Holdings Inc.	1,300	123,719
Valor Holdings Co. Ltd.	1,000	26,150
Welcia Holdings Co. Ltd.	1,000	61,217
Yaoko Co. Ltd.	600	23,921

		2,023,535

Security	Shares	Value
FOOD PRODUCTS — 1.90%
Ajinomoto Co. Inc.	13,000	$262,374
Calbee Inc.	2,600	81,588
Ezaki Glico Co. Ltd.	2,000	93,968
Kewpie Corp.	3,000	73,074
Kikkoman Corp.	4,000	128,263
MEIJI Holdings Co. Ltd.	3,700	290,582
NH Foods Ltd.	4,000	108,201
Nichirei Corp.	3,000	62,245
Nippon Suisan Kaisha Ltd.	8,000	38,548
Nissin Foods Holdings Co. Ltd.	2,000	105,286
Toyo Suisan Kaisha Ltd.	3,000	108,930
Yakult Honsha Co. Ltd.	3,400	157,997

		1,511,056
GAS UTILITIES — 0.73%
Osaka Gas Co. Ltd.	60,000	231,286
Toho Gas Co. Ltd.	10,000	81,536
Tokyo Gas Co. Ltd.	60,000	272,080

		584,902
HEALTH CARE EQUIPMENT & SUPPLIES — 1.88%
Asahi Intecc Co. Ltd.	1,000	40,597
Hoya Corp.	12,000	505,268
Nihon Kohden Corp.	2,000	44,360
Olympus Corp.	9,000	311,742
Sysmex Corp.	4,600	267,004
Terumo Corp.	9,000	332,962

		1,501,933
HEALTH CARE PROVIDERS & SERVICES — 0.34%
Alfresa Holdings Corp.	7,000	116,072
Medipal Holdings Corp.	5,600	88,488
Ship Healthcare Holdings Inc.	1,000	25,721
Toho Holdings Co. Ltd.	2,000	39,988

		270,269
HEALTH CARE TECHNOLOGY — 0.16%
M3 Inc.	5,000	126,249

		126,249
HOTELS, RESTAURANTS & LEISURE — 0.51%
HIS Co. Ltd.	1,000	26,364
Oriental Land Co. Ltd./Japan	6,000	339,830

302

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2016

Security	Shares	Value
Resorttrust Inc.	2,000	$37,004

		403,198
HOUSEHOLD DURABLES — 2.26%
Casio Computer Co. Ltd.	5,000	70,862
Fujitsu General Ltd.	2,000	42,423
Haseko Corp.	7,000	71,359
Iida Group Holdings Co. Ltd.	5,000	95,040
Nikon Corp.[b]	10,000	155,785
Panasonic Corp.	64,000	652,703
Pressance Corp.	800	9,952
Rinnai Corp.	1,000	80,851
Sekisui Chemical Co. Ltd.	13,600	217,348
Sekisui House Ltd.	20,000	333,605
Starts Corp. Inc.	1,000	16,959
Sumitomo Forestry Co. Ltd.	4,000	53,089

		1,799,976
HOUSEHOLD PRODUCTS — 0.43%
Pigeon Corp.	3,000	76,881
Unicharm Corp.	12,000	263,128

		340,009
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
Electric Power Development Co. Ltd.	4,000	92,254

		92,254
INDUSTRIAL CONGLOMERATES — 0.13%
Keihan Holdings Co. Ltd.	16,000	105,354

		105,354
INSURANCE — 3.43%
Dai-ichi Life Holdings Inc.	33,000	550,589
MS&AD Insurance Group Holdings Inc.	17,000	528,212
Sompo Holdings Inc.	12,000	407,425
Sony Financial Holdings Inc.	5,000	78,193
T&D Holdings Inc.	20,000	265,015
Tokio Marine Holdings Inc.	22,000	904,634

		2,734,068
INTERNET & DIRECT MARKETING RETAIL — 0.48%
Rakuten Inc.[a]	30,000	294,637
Start Today Co. Ltd.	5,000	86,552

		381,189

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 0.56%
COOKPAD Inc.[a]	1,000	$9,217
DeNA Co. Ltd.	2,600	56,933
Dip Corp.	1,000	20,731
GMO Internet Inc.	2,000	25,618
Gree Inc.	3,600	19,044
Gurunavi Inc.	1,000	19,934
Kakaku.com Inc.	4,000	66,327
Mixi Inc.	2,000	73,220
Yahoo Japan Corp.	39,600	152,445

		443,469
IT SERVICES — 1.07%
Fujitsu Ltd.	54,000	300,708
Itochu Techno-Solutions Corp.	1,000	26,064
Nomura Research Institute Ltd.	4,488	136,985
NTT Data Corp.	3,600	174,390
Obic Co. Ltd.	2,000	87,624
Otsuka Corp.	1,600	74,900
SCSK Corp.	1,600	56,107

		856,778
LEISURE PRODUCTS — 0.83%
Bandai Namco Holdings Inc.	6,000	165,902
Heiwa Corp.	2,000	45,818
Shimano Inc.	2,100	330,210
Yamaha Corp.	4,000	122,433

		664,363
MACHINERY — 5.91%
Daifuku Co. Ltd.	3,000	64,123
DMG Mori Co. Ltd.	4,000	48,630
Ebara Corp.	2,000	57,101
FANUC Corp.	6,000	1,019,334
Hino Motors Ltd.	8,000	81,622
Hitachi Construction Machinery Co. Ltd.	2,600	56,420
Hoshizaki Corp.	1,600	126,892
IHI Corp.[a]	40,000	104,257
JTEKT Corp.	6,000	96,198
Kawasaki Heavy Industries Ltd.	40,000	125,863
Komatsu Ltd.	27,000	612,873
Kubota Corp.	28,000	400,549
Makita Corp.	3,600	241,677
Minebea Co. Ltd.	9,000	84,571
Mitsubishi Heavy Industries Ltd.	90,000	410,974
Nabtesco Corp.	3,000	69,936

303

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2016

Security	Shares	Value
Nachi-Fujikoshi Corp.	6,000	$26,081
Namura Shipbuilding Co. Ltd.	2,000	13,701
NGK Insulators Ltd.	8,000	155,494
NSK Ltd.	11,600	134,663
OSG Corp.[b]	2,600	51,316
SMC Corp./Japan	1,800	430,651
Sumitomo Heavy Industries Ltd.	20,000	129,121
Tadano Ltd.	3,000	37,862
Takeuchi Manufacturing Co. Ltd.	1,000	22,326
THK Co. Ltd.	4,000	88,687
Tsubakimoto Chain Co.	3,000	24,435

		4,715,357
MARINE — 0.12%
Nippon Yusen KK	50,000	93,025

		93,025
MEDIA — 0.94%
CyberAgent Inc.	3,100	76,759
Daiichikosho Co. Ltd.	1,000	39,611
Dentsu Inc.	6,500	306,512
Hakuhodo DY Holdings Inc.	9,000	111,116
Nippon Television Network Corp.	5,000	90,967
Toho Co. Ltd./Tokyo	4,000	113,345
USEN Corp.	2,600	9,452

		747,762
METALS & MINING — 1.76%
Dowa Holdings Co. Ltd.	10,000	76,649
Hitachi Metals Ltd.	6,000	81,485
JFE Holdings Inc.	16,025	244,562
Kobe Steel Ltd.[a]	10,000	95,769
Mitsubishi Materials Corp.	3,600	110,807
Nippon Steel & Sumitomo Metal Corp.	27,004	603,588
Sumitomo Metal Mining Co. Ltd.	15,000	193,810

		1,406,670
MULTILINE RETAIL — 0.67%
Don Quijote Holdings Co. Ltd.	3,600	133,493
Izumi Co. Ltd.	1,000	43,212
J Front Retailing Co. Ltd.	7,000	94,526
Ryohin Keikaku Co. Ltd.	700	137,497
Seria Co. Ltd.	600	40,897
Takashimaya Co. Ltd.	10,000	82,651

		532,276

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.45%
INPEX Corp.	33,000	$331,316
Nippon Gas Co. Ltd.	1,000	28,808

		360,124
PAPER & FOREST PRODUCTS — 0.14%
Daio Paper Corp.	2,000	21,211
Oji Holdings Corp.	23,000	93,866

		115,077
PERSONAL PRODUCTS — 1.49%
Ci:z Holdings Co. Ltd.	1,000	28,208
Kao Corp.	15,000	712,608
Kobayashi Pharmaceutical Co. Ltd.	2,000	85,737
Kose Corp.	1,000	83,251
Shiseido Co. Ltd.	11,000	279,020

		1,188,824
PHARMACEUTICALS — 5.90%
Astellas Pharma Inc.	60,040	835,726
Chugai Pharmaceutical Co. Ltd.	6,000	172,590
Daiichi Sankyo Co. Ltd.	17,003	348,632
Eisai Co. Ltd.	7,200	414,092
Hisamitsu Pharmaceutical Co. Inc.	2,000	100,313
Kaken Pharmaceutical Co. Ltd.	1,000	53,157
KYORIN Holdings Inc.	1,600	34,391
Kyowa Hakko Kirin Co. Ltd.	7,000	96,986
Mitsubishi Tanabe Pharma Corp.	7,000	137,617
Ono Pharmaceutical Co. Ltd.	13,600	297,979
Otsuka Holdings Co. Ltd.	13,000	567,660
Santen Pharmaceutical Co. Ltd.	11,000	134,865
Sawai Pharmaceutical Co. Ltd.	1,000	53,843
Shionogi & Co. Ltd.	8,000	384,036
Taisho Pharmaceutical Holdings Co. Ltd.	1,300	108,115
Takeda Pharmaceutical Co. Ltd.	22,000	911,991
Tsumura & Co.	2,000	55,215

		4,707,208
PROFESSIONAL SERVICES — 0.17%
Nihon M&A Center Inc.	2,000	55,730
Temp Holdings Co. Ltd.	5,000	77,721

		133,451
REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.11%
Aeon Mall Co. Ltd.	3,600	50,743
Daikyo Inc.	10,000	20,063

304

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2016

Security	Shares	Value
Daito Trust Construction Co. Ltd.	2,300	$346,671
Daiwa House Industry Co. Ltd.	19,000	520,633
Hulic Co. Ltd.	11,000	97,989
Ichigo Inc.	5,000	18,562
Leopalace21 Corp.	6,600	36,555
Mitsubishi Estate Co. Ltd.	41,000	818,172
Mitsui Fudosan Co. Ltd.	30,000	695,760
Nomura Real Estate Holdings Inc.	4,000	68,179
NTT Urban Development Corp.	3,000	26,467
Relo Group Inc.	300	42,852
Sumitomo Real Estate Sales Co. Ltd.	600	14,018
Sumitomo Realty & Development Co. Ltd.	13,000	346,191
Takara Leben Co. Ltd.	2,000	11,678
Tokyo Tatemono Co. Ltd.	6,600	88,445
Tokyu Fudosan Holdings Corp.	12,600	74,540

		3,277,518
ROAD & RAIL — 4.79%
Central Japan Railway Co.	5,000	824,367
East Japan Railway Co.	11,000	952,544
Hankyu Hanshin Holdings Inc.	7,000	225,061
Keio Corp.	16,000	131,830
Keisei Electric Railway Co. Ltd.	4,000	97,295
Kintetsu Group Holdings Co. Ltd.	56,000	214,138
Nagoya Railroad Co. Ltd.	30,000	145,325
Nankai Electric Railway Co. Ltd.	16,000	81,348
Nippon Express Co. Ltd.	20,000	107,858
Nishi-Nippon Railroad Co. Ltd.	10,000	45,784
Odakyu Electric Railway Co. Ltd.	9,000	178,480
Sankyu Inc.	10,000	60,616
Sotetsu Holdings Inc.	10,000	49,471
Tobu Railway Co. Ltd.	30,000	149,183
Tokyu Corp.	30,000	220,946
West Japan Railway Co.	5,500	338,247

		3,822,493
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.75%
Disco Corp.	1,000	121,404
NuFlare Technology Inc.	100	6,087
Renesas Electronics Corp.[a,b]	3,000	23,869
SCREEN Holdings Co. Ltd.	1,100	68,376
Tokyo Electron Ltd.	4,000	378,789

		598,525

Security	Shares	Value
SOFTWARE — 0.36%
COLOPL Inc.[b]	2,000	$17,010
GungHo Online Entertainment Inc.[a]	12,000	25,618
Nexon Co. Ltd.	6,000	87,144
Oracle Corp. Japan	1,000	50,500
Trend Micro Inc./Japan[a]	3,000	106,872

		287,144
SPECIALTY RETAIL — 1.39%
ABC-Mart Inc.	1,000	56,758
Fast Retailing Co. Ltd.	1,000	358,640
Geo Holdings Corp.	1,000	11,678
Hikari Tsushin Inc.	600	56,021
K’s Holdings Corp.	3,000	52,652
Nitori Holdings Co. Ltd.	2,400	274,909
Nojima Corp.	1,000	10,803
Sanrio Co. Ltd.[b]	2,000	37,827
Shimamura Co. Ltd.	600	75,055
T-Gaia Corp.	1,000	16,316
United Arrows Ltd.	1,000	27,650
USS Co. Ltd.	7,000	111,750
VT Holdings Co. Ltd.	3,000	14,841

		1,104,900
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 2.62%
Brother Industries Ltd.	7,000	126,574
Canon Inc.	30,050	848,928
FUJIFILM Holdings Corp.	12,000	456,295
Konica Minolta Inc.	13,000	129,404
NEC Corp.	80,000	212,629
Ricoh Co. Ltd.	17,000	144,005
Seiko Epson Corp.	8,000	169,761

		2,087,596
TEXTILES, APPAREL & LUXURY GOODS — 0.16%
ASICS Corp.	5,600	112,111
Seiko Holdings Corp.	4,000	14,198

		126,309
TOBACCO — 1.07%
Japan Tobacco Inc.	26,000	856,895

		856,895

305

Schedule of Investments (Unaudited) (Continued)

iSHARES® JPX-NIKKEI 400 ETF

December 31, 2016

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 4.23%
Hanwa Co. Ltd.	6,000	$39,354
ITOCHU Corp.	41,000	545,565
Iwatani Corp.	6,000	31,997
Kanamoto Co. Ltd.	1,000	26,536
Kanematsu Corp.	10,000	16,890
Marubeni Corp.	55,000	312,548
MISUMI Group Inc.	6,000	98,975
Mitsubishi Corp.	42,000	896,643
Mitsui & Co. Ltd.	50,000	688,901
MonotaRO Co. Ltd.	2,000	40,983
Nippon Steel & Sumikin Bussan Corp.	600	23,252
Sojitz Corp.	33,000	80,353
Sumitomo Corp.	35,000	412,762
Toyota Tsusho Corp.	6,000	156,643

		3,371,402
WIRELESS TELECOMMUNICATION SERVICES — 3.69%
KDDI Corp.	37,000	938,839
NTT DOCOMO Inc.	41,000	936,108
SoftBank Group Corp.	16,000	1,065,204

		2,940,151

TOTAL COMMON STOCKS (Cost: $83,537,849)		79,509,886

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.48%

MONEY MARKET FUNDS — 0.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	347,314	$347,383
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	35,107	35,107

		382,490

TOTAL SHORT-TERM INVESTMENTS (Cost: $382,461)		382,490

TOTAL INVESTMENTS IN SECURITIES — 100.21% (Cost: $83,920,310)[f]		79,892,376
Other Assets, Less Liabilities — (0.21)%		(164,515)

NET ASSETS — 100.00%		$79,727,861

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $91,256,952. Net unrealized depreciation was $11,364,576, of which $5,822,850 represented gross unrealized appreciation on securities and $17,187,426 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$79,509,886	$—	$—	$79,509,886
Money market funds	382,490	—	—	382,490

Total	$79,892,376	$—	$—	$79,892,376

306

Schedule of Investments (Unaudited)

iSHARES® LATIN AMERICA 40 ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 71.16%

BRAZIL — 29.70%
Ambev SA ADR	11,240,773	$55,192,195
Banco do Brasil SA	2,856,000	24,648,981
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	4,637,900	23,512,259
BRF SA ADR	1,551,554	22,900,937
CCR SA	2,211,000	10,842,032
Cielo SA	2,372,097	20,326,846
CPFL Energia SA ADR	832,320	12,817,728
Embraer SA ADR	425,713	8,194,975
Kroton Educacional SA	3,615,400	14,807,289
Petroleo Brasileiro SA ADR[a,b]	3,803,393	38,452,303
Ultrapar Participacoes SA	1,083,300	22,783,017
Vale SA ADR[b]	3,288,235	25,056,351

		279,534,913
CHILE — 10.29%
Banco de Chile	59,865,399	7,016,332
Banco Santander Chile ADR	397,274	8,688,382
Cencosud SA	2,977,779	8,357,797
Empresas CMPC SA	3,193,830	6,529,903
Empresas COPEC SA	1,295,321	12,412,772
Enel Americas SA ADR[b]	1,459,377	11,981,485
Enel Generacion Chile SA ADR	279,446	5,432,430
LATAM Airlines Group SA ADR[a,b]	976,920	7,991,206
SACI Falabella	2,737,024	21,655,992
Sociedad Quimica y Minera de Chile SA ADR	236,853	6,785,838

		96,852,137
COLOMBIA — 1.73%
Bancolombia SA ADR	288,825	10,594,101
Ecopetrol SA ADR[a,b]	630,369	5,704,839

		16,298,940
MEXICO — 24.97%
Alfa SAB de CV	8,766,600	10,936,176
America Movil SAB de CV	61,564,000	38,937,889
Cemex SAB de CV CPO[a]	35,785,418	28,730,472
Fibra Uno Administracion SA de CV	6,800,000	10,483,120
Fomento Economico Mexicano SAB de CV	5,522,300	42,263,963
Grupo Financiero Banorte SAB de CV	6,237,300	30,972,298

Security	Shares	Value
Grupo Mexico SAB de CV Series B	8,752,900	$23,975,252
Grupo Televisa SAB	6,248,200	26,240,529
Wal-Mart de Mexico SAB de CVb	12,493,100	22,467,750
		235,007,449

PERU — 4.47%
Credicorp Ltd.	178,465	28,172,485
Southern Copper Corp.[b]	434,936	13,891,856

		42,064,341

TOTAL COMMON STOCKS
(Cost: $780,312,457)		669,757,780

PREFERRED STOCKS — 28.16%

BRAZIL — 28.16%
Banco Bradesco SA ADR	7,103,418	61,870,771
Cia. Energetica de Minas Gerais ADR	2,141,474	4,882,561
Gerdau SA ADR	2,284,103	7,172,083
Itau Unibanco Holding SA ADR	8,254,842	84,859,776
Itausa-Investimentos Itau SA	10,053,807	25,577,018
Petroleo Brasileiro SA ADR[a]	5,224,714	46,029,730
Vale SA ADR	5,027,894	34,642,190

		265,034,129

TOTAL PREFERRED STOCKS
(Cost: $435,559,656)		265,034,129

SHORT-TERM INVESTMENTS — 6.44%

MONEY MARKET FUNDS — 6.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	60,253,722	60,265,772
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	338,652	338,652

		60,604,424

TOTAL SHORT-TERM INVESTMENTS
(Cost: $60,599,413)		60,604,424

307

Schedule of Investments (Unaudited) (Continued)

iSHARES® LATIN AMERICA 40 ETF

December 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 105.76% (Cost: $1,276,471,526)[f]	$995,396,333

Other Assets, Less Liabilities — (5.76)%	(54,168,613)

NET ASSETS — 100.00%	$941,227,720

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,371,609,288. Net unrealized depreciation was $376,212,955, of which $46,958,758 represented gross unrealized appreciation on securities and $423,171,713 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$669,757,780	$—	$—	$669,757,780
Preferred stocks	265,034,129	—	—	265,034,129
Money market funds	60,604,424	—	—	60,604,424

Total	$995,396,333	$—	$—	$995,396,333

308

Schedule of Investments (Unaudited)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 1.15%
Aerovironment Inc.[a,b]	49,149	$1,318,668
Arotech Corp.[a]	53,804	188,314
Astrotech Corp.[a,b]	35,363	52,691
CPI Aerostructures Inc.[a]	18,232	168,646
Ducommun Inc.[a]	24,688	631,025
Innovative Solutions & Support Inc.[a]	34,282	114,159
KEYW Holding Corp. (The)[a,b]	88,009	1,037,626
Kratos Defense & Security Solutions Inc.[a,b]	107,866	798,208
LMI Aerospace Inc.[a]	31,635	272,694
Mercury Systems Inc.[a]	91,999	2,780,210
National Presto Industries Inc.	11,456	1,218,918
SIFCO Industries Inc.[a]	7,348	56,212
Sparton Corp.[a]	22,708	541,586
Vectrus Inc.[a]	24,875	593,269

		9,772,226
AIR FREIGHT & LOGISTICS — 0.56%
Air Transport Services Group Inc.[a]	113,212	1,806,864
Echo Global Logistics Inc.[a,b]	68,025	1,704,026
Park-Ohio Holdings Corp.	19,810	843,906
Radiant Logistics Inc.[a]	99,887	389,559

		4,744,355
AUTO COMPONENTS — 1.29%
Fox Factory Holding Corp.[a]	54,990	1,525,972
Horizon Global Corp.[a]	42,648	1,023,552
Modine Manufacturing Co.[a]	109,551	1,632,310
Motorcar Parts of America Inc.[a]	42,531	1,144,935
Shiloh Industries Inc.[a]	19,170	132,465
Spartan Motors Inc.	79,185	732,461
Stoneridge Inc.[a]	62,519	1,105,961
Strattec Security Corp.	9,397	378,699
Superior Industries International Inc.	58,199	1,533,544
Tower International Inc.	47,729	1,353,117
VOXX International Corp.[a]	45,770	215,119
Workhorse Group Inc.[a,b]	31,365	221,437

		10,999,572
AUTOMOBILES — 0.24%
Winnebago Industries Inc.	63,613	2,013,351

		2,013,351

Security	Shares	Value
BANKS — 17.49%
Access National Corp.[b]	22,726	$630,874
ACNB Corp.	21,733	679,156
Allegiance Bancshares Inc.[a]	33,353	1,205,711
American National Bankshares Inc.	24,812	863,458
American River Bankshares[a]	25,612	386,997
AmeriServ Financial Inc.	54,660	202,242
Ames National Corp.	22,187	732,171
Arrow Financial Corp.	30,894	1,251,207
Atlantic Capital Bancshares Inc.[a,b]	49,421	938,999
Bancorp. Inc. (The)[a,b]	118,626	932,400
Bank of Commerce Holdings	44,945	426,977
Bank of Marin Bancorp.	16,853	1,175,497
Bankwell Financial Group Inc.	20,200	656,500
Bar Harbor Bankshares	17,858	845,219
BCB Bancorp. Inc.	29,075	377,975
Blue Hills Bancorp. Inc.	58,462	1,096,162
Bridge Bancorp. Inc.	41,246	1,563,223
Bryn Mawr Bank Corp.	42,850	1,806,127
C&F Financial Corp.	9,301	463,655
Camden National Corp.	37,769	1,678,832
Capital City Bank Group Inc.	29,416	602,440
Cardinal Financial Corp.	74,284	2,435,772
Carolina Financial Corp.	30,692	945,007
Cascade Bancorp.[a]	84,518	686,286
CenterState Banks Inc.	112,929	2,842,423
Central Valley Community Bancorp.	27,280	544,509
Century Bancorp. Inc./MA Class A	9,288	557,280
Chemung Financial Corp.	10,787	392,107
Citizens & Northern Corp.	33,834	886,451
Citizens Holding Co.	3,129	80,885
CNB Financial Corp./PA	35,624	952,586
CoBiz Financial Inc.	88,886	1,501,285
Codorus Valley Bancorp. Inc.	28,455	813,813
Community Bankers Trust Corp.[a]	68,684	497,959
Community Trust Bancorp. Inc.	39,248	1,946,701
ConnectOne Bancorp. Inc.	68,938	1,788,941
CU Bancorp.[a]	41,441	1,483,588
Customers Bancorp. Inc.[a,b]	60,450	2,165,319
Eastern Virginia Bankshares Inc.	821	8,579
Enterprise Bancorp. Inc./MA	22,889	859,711

309

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
Enterprise Financial Services Corp.	46,371	$1,993,953
Equity Bancshares Inc. Class Aa,b	15,861	533,564
Farmers Capital Bank Corp.	19,613	824,727
Farmers National Banc Corp.	71,589	1,016,564
FB Financial Corp.[a,b]	15,950	413,902
Fidelity Southern Corp.	49,879	1,180,636
Financial Institutions Inc.	34,677	1,185,953
First Bancorp. Inc./ME	27,239	901,611
First Bancorp./Southern Pines NC	50,157	1,361,261
First Busey Corp.	75,954	2,337,864
First Business Financial Services Inc.	25,028	593,664
First Community Bancshares Inc./VA	38,563	1,162,289
First Community Financial Partners Inc.[a]	31,776	371,779
First Connecticut Bancorp. Inc./Farmington CT	38,535	872,818
First Financial Corp./IN	25,573	1,350,254
First Financial Northwest Inc.	30,811	608,209
First Foundation Inc.[a]	37,215	1,060,627
First Internet Bancorp.	16,886	540,352
First Mid-Illinois Bancshares Inc.	5,056	171,904
First NBC Bank Holding Co.[a]	36,409	265,786
First Northwest Bancorp.[a,b]	35,955	560,898
First of Long Island Corp. (The)	53,136	1,517,033
First South Bancorp. Inc./Washington NC	37,453	447,563
First U.S. Bancshares Inc.[b]	21,536	240,126
First United Corp.[a]	17,674	281,900
Flushing Financial Corp.	65,971	1,938,888
Franklin Financial Network Inc.[a]	24,615	1,030,138
German American Bancorp. Inc.	35,309	1,857,606
Great Southern Bancorp. Inc.	25,668	1,402,756
Green Bancorp. Inc.[a,b]	51,953	789,686
Guaranty Bancorp.	38,598	934,072
Hanmi Financial Corp.	74,163	2,588,289
HarborOne Bancorp Inc.[a,b]	38,119	737,221
Heritage Commerce Corp.	66,630	961,471
Heritage Financial Corp./WA	71,936	1,852,352
Heritage Oaks Bancorp.	63,248	779,848
HomeTrust Bancshares Inc.[a]	47,259	1,224,008

Security	Shares	Value
Horizon Bancorp./IN	52,432	$1,468,096
Independent Bank Corp./MI	53,284	1,156,263
Independent Bank Group Inc.	26,556	1,657,094
Lakeland Bancorp. Inc.	95,728	1,866,696
Lakeland Financial Corp.	59,079	2,797,981
LCNB Corp.	23,903	555,745
Live Oak Bancshares Inc.[b]	51,667	955,839
Macatawa Bank Corp.	68,132	709,254
MainSource Financial Group Inc.	57,429	1,975,558
MBT Financial Corp.	58,624	665,382
Mercantile Bank Corp.	39,348	1,483,420
Merchants Bancshares Inc./VT	16,557	897,389
Middleburg Financial Corp.	17,460	606,735
Midland States Bancorp. Inc.	15,088	545,884
MidSouth Bancorp. Inc.	24,127	328,127
MidWestOne Financial Group Inc.	22,070	829,832
National Bankshares Inc.	17,809	773,801
National Commerce Corp.[a]	20,059	745,192
Nicolet Bankshares Inc.[a,b]	21,316	1,016,560
Northrim BanCorp. Inc.	20,640	652,224
OFG Bancorp.	103,597	1,357,121
Old Line Bancshares Inc.	27,097	649,786
Old Second Bancorp. Inc.	74,536	823,623
Orrstown Financial Services Inc.	24,062	538,989
Pacific Continental Corp.	51,715	1,129,973
Pacific Mercantile Bancorp.[a]	58,683	428,386
Pacific Premier Bancorp. Inc.[a]	64,422	2,277,318
Paragon Commercial Corp.[a]	5,963	260,702
Park Sterling Corp.	125,929	1,358,774
Peapack Gladstone Financial Corp.	38,635	1,193,049
Penns Woods Bancorp. Inc.	12,424	627,412
People’s Utah Bancorp.	38,266	1,027,442
Peoples Bancorp. Inc./OH	39,763	1,290,707
Peoples Financial Corp./MSa	8,604	138,955
Peoples Financial Services Corp.	18,113	882,103
Porter Bancorp Inc.[a]	4,501	55,452
Preferred Bank/Los Angeles CA	30,242	1,585,286
Premier Financial Bancorp. Inc.	28,719	577,252
QCR Holdings Inc.	31,218	1,351,739
Republic Bancorp. Inc./KY Class A	25,248	998,306
Republic First Bancorp. Inc.[a,b]	89,569	747,901

310

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
Royal Bancshares of Pennsylvania Inc.[a]	52,910	$219,577
Sandy Spring Bancorp. Inc.	58,005	2,319,620
Seacoast Banking Corp. of Florida[a]	70,778	1,561,363
Shore Bancshares Inc.	39,071	595,833
Sierra Bancorp.	32,163	855,214
Southern National Bancorp. of Virginia Inc.	37,611	614,564
Southside Bancshares Inc.	59,336	2,235,187
Southwest Bancorp. Inc.	45,983	1,333,507
State Bank Financial Corp.	86,986	2,336,444
Stock Yards Bancorp. Inc.	50,622	2,376,703
Stonegate Bank	31,405	1,310,531
Suffolk Bancorp.	27,975	1,197,889
Summit Financial Group Inc.	25,089	690,700
Sun Bancorp. Inc./NJ	28,517	741,442
TriCo Bancshares	48,570	1,660,123
Tristate Capital Holdings Inc.[a]	54,327	1,200,627
Triumph Bancorp. Inc.[a]	44,247	1,157,059
United Security Bancshares/Fresno CAa	51,844	401,793
Unity Bancorp. Inc.	4,285	67,275
Univest Corp. of Pennsylvania	65,187	2,014,278
Veritex Holdings Inc.[a]	27,118	724,322
Washington Trust Bancorp. Inc.	36,756	2,060,174
WashingtonFirst Bankshares Inc.	29,502	855,263
West Bancorp. Inc.	40,959	1,011,687
Westbury Bancorp. Inc.[a]	16,526	342,088
Xenith Bankshares Inc.[a,b]	19,968	563,098

		149,230,305
BEVERAGES — 0.33%
Craft Brew Alliance Inc.[a,b]	33,820	571,558
MGP Ingredients Inc.[b]	30,004	1,499,600
Primo Water Corp.[a]	53,440	656,243
Reed’s Inc.[a,b]	27,917	114,460

		2,841,861
BIOTECHNOLOGY — 7.34%
Abeona Therapeutics Inc.[a,b]	35,164	170,545
Actinium Pharmaceuticals Inc.[a]	95,217	83,315
Adamas Pharmaceuticals Inc.[a,b]	38,895	657,326
ADMA Biologics Inc.[a,b]	17,529	89,748
Advaxis Inc.[a,b]	84,129	602,364

Security	Shares	Value
Adverum Biotechnologies Inc.[a]	53,570	$155,353
Aeglea BioTherapeutics Inc.[a,b]	11,035	48,002
Aevi Genomic Medicine Inc.[a,b]	70,847	366,987
Agenus Inc.[a,b]	170,523	702,555
Akebia Therapeutics Inc.[a,b]	83,629	870,578
Aldeyra Therapeutics Inc.[a,b]	25,562	136,757
Anavex Life Sciences Corp.[a,b]	76,331	302,271
Anthera Pharmaceuticals Inc.[a,b]	94,315	61,220
Applied Genetic Technologies Corp./DEa	29,579	276,564
ARCA biopharma Inc.[a,b]	14,133	40,279
Ardelyx Inc.[a,b]	73,125	1,038,375
Arena Pharmaceuticals Inc.[a,b]	573,243	814,005
Argos Therapeutics Inc.[a,b]	34,916	171,088
ArQule Inc.[a]	151,502	190,893
Arrowhead Pharmaceuticals Inc.[a,b]	140,870	218,349
Asterias Biotherapeutics Inc.[a]	52,869	243,197
Athersys Inc.[a,b]	185,399	283,660
aTyr Pharma Inc.[a]	39,215	84,312
Audentes Therapeutics Inc.[a,b]	13,489	246,444
Aviragen Therapeutics Inc.[a]	94,491	116,224
Bellicum Pharmaceuticals Inc.[a,b]	49,579	675,266
Bio Blast Pharma Ltd.[a,b]	16,786	17,457
BioCryst Pharmaceuticals Inc.[a,b]	170,977	1,082,284
BioSpecifics Technologies Corp.[a]	14,388	801,412
BioTime Inc.[a,b]	161,754	583,932
Blueprint Medicines Corp.[a,b]	47,996	1,346,288
Brainstorm Cell Therapeutics Inc.[a,b]	38,306	97,297
Calithera Biosciences Inc.[a]	33,092	107,549
Cancer Genetics Inc.[a,b]	34,418	46,464
Capricor Therapeutics Inc.[a,b]	14,314	38,075
Cara Therapeutics Inc.[a,b]	48,909	454,365
CareDx Inc.[a,b]	20,121	54,327
Cascadian Therapeutics Inc.[a]	42,318	182,391
CASI Pharmaceuticals Inc.[a]	30,670	35,271
Catabasis Pharmaceuticals Inc.[a,b]	16,424	59,291
Celldex Therapeutics Inc.[a,b]	223,427	790,932
Cellular Biomedicine Group Inc.[a,b]	28,323	371,031
Celsion Corp.[a]	43,875	13,689
Cerulean Pharma Inc.[a,b]	39,977	28,312
ChemoCentryx Inc.[a]	56,409	417,427

311

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
Chiasma Inc.[a]	43,618	$85,055
Chimerix Inc.[a,b]	99,802	459,089
Cidara Therapeutics Inc.[a,b]	43,733	454,823
Coherus Biosciences Inc.[a]	70,169	1,975,257
CoLucid Pharmaceuticals Inc.[a]	8,338	303,503
Conatus Pharmaceuticals Inc.[a,b]	44,952	236,897
Concert Pharmaceuticals Inc.[a]	38,382	394,951
Contrafect Corp.[a,b]	90,998	159,247
Corbus Pharmaceuticals Holdings Inc.[a,b]	93,656	791,393
CorMedix Inc.[a,b]	96,922	148,291
Corvus Pharmaceuticals Inc.[a]	7,768	111,082
Curis Inc.[a]	259,723	799,947
Cytokinetics Inc.[a,b]	78,808	957,517
CytomX Therapeutics Inc.[a]	47,671	523,904
Cytori Therapeutics Inc.[a,b]	41,092	62,049
CytRx Corp.[a,b]	235,908	87,805
Dicerna Pharmaceuticals Inc.[a,b]	40,719	117,271
Dimension Therapeutics Inc.[a]	28,515	124,040
Dynavax Technologies Corp.[a,b]	90,230	356,409
Edge Therapeutics Inc.[a,b]	37,894	473,675
Eiger Biopharmaceuticals Inc.[a,b]	10,764	125,401
Enanta Pharmaceuticals Inc.[a,b]	39,107	1,310,084
Esperion Therapeutics Inc.[a,b]	33,465	418,982
Fate Therapeutics Inc.[a,b]	61,712	154,897
Fibrocell Science Inc.[a,b]	55,786	35,145
Flexion Therapeutics Inc.[a]	54,206	1,030,998
Fortress Biotech Inc.[a,b]	85,454	230,726
Galectin Therapeutics Inc.[a,b]	73,134	71,657
Galena Biopharma Inc.[a,b]	25,112	48,717
Gemphire Therapeutics Inc.[a,b]	7,131	55,907
Genocea Biosciences Inc.[a,b]	57,043	235,017
Geron Corp.[a,b]	351,345	727,284
GlycoMimetics Inc.[a,b]	33,818	206,290
Heron Therapeutics Inc.[a,b]	76,705	1,004,835
Idera Pharmaceuticals Inc.[a,b]	244,790	367,185
Ignyta Inc.[a,b]	68,620	363,686
Immune Design Corp.[a,b]	35,597	195,784
Immunomedics Inc.[a,b]	230,031	844,214
Infinity Pharmaceuticals Inc.[a]	121,635	164,207
Inotek Pharmaceuticals Corp.[a,b]	40,731	248,459
Inovio Pharmaceuticals Inc.[a,b]	154,316	1,070,953
Invitae Corp.[a,b]	53,113	421,717

Security	Shares	Value
Kadmon Holdings Inc.[a,b]	19,063	$101,987
Karyopharm Therapeutics Inc.[a,b]	55,000	517,000
Kindred Biosciences Inc.[a]	40,289	171,228
Kura Oncology Inc.[a,b]	34,066	200,989
La Jolla Pharmaceutical Co.[a,b]	32,400	567,972
Lion Biotechnologies Inc.[a,b]	133,252	926,101
Loxo Oncology Inc.[a,b]	30,984	995,051
MacroGenics Inc.[a,b]	75,214	1,537,374
MannKind Corp.[a,b]	758,132	482,703
MediciNova Inc.[a,b]	75,922	457,810
MEI Pharma Inc.[a]	66,003	95,044
Minerva Neurosciences Inc.[a]	45,813	538,303
Mirati Therapeutics Inc.[a,b]	29,559	140,405
Mirna Therapeutics Inc.[a,b]	22,009	39,616
Moleculin Biotech Inc.[a,b]	17,868	40,739
NanoViricides Inc.[a,b]	104,300	111,601
Navidea Biopharmaceuticals Inc.[a,b]	380,824	239,310
NewLink Genetics Corp.[a,b]	50,581	519,973
Nivalis Therapeutics Inc.[a]	23,870	53,469
Nymox Pharmaceutical Corp.[a]	71,496	190,894
Ohr Pharmaceutical Inc.[a,b]	70,816	106,224
Oncocyte Corp.[a]	10,404	73,348
OncoMed Pharmaceuticals Inc.[a,b]	48,478	373,765
Oncosec Medical Inc.[a,b]	33,928	41,731
Organovo Holdings Inc.[a,b]	200,343	679,163
Osiris Therapeutics Inc.[a,b]	48,090	236,122
Otonomy Inc.[a,b]	55,978	890,050
OvaScience Inc.[a]	73,147	111,915
Pfenex Inc.[a]	42,392	384,495
PharmAthene Inc.[a]	162,042	526,637
Pieris Pharmaceuticals Inc.[a,b]	70,132	98,185
Progenics Pharmaceuticals Inc.[a,b]	162,010	1,399,766
Protagonist Therapeutics Inc.[a,b]	17,827	392,016
Proteon Therapeutics Inc.[a,b]	21,282	40,436
Proteostasis Therapeutics Inc.[a,b]	20,297	248,841
PTC Therapeutics Inc.[a,b]	77,755	848,307
Recro Pharma Inc.[a]	17,793	143,412
REGENXBIO Inc.[a,b]	47,280	877,044
Regulus Therapeutics Inc.[a,b]	90,397	203,393
Rigel Pharmaceuticals Inc.[a,b]	216,799	515,982
Sangamo BioSciences Inc.[a,b]	162,327	495,097
Selecta Biosciences Inc.[a]	11,979	205,440

312

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
Sorrento Therapeutics Inc.[a,b]	59,178	$289,972
Spectrum Pharmaceuticals Inc.[a,b]	181,682	804,851
Stemline Therapeutics Inc.[a]	40,432	432,622
Strongbridge Biopharma PLC[a]	26,448	63,475
Syndax Pharmaceuticals Inc.[a]	11,023	79,035
Synergy Pharmaceuticals Inc.[a,b]	434,962	2,648,919
Synthetic Biologics Inc.[a]	176,299	134,446
Syros Pharmaceuticals Inc.[a,b]	10,934	132,957
T2 Biosystems Inc.[a,b]	34,045	179,077
Tenax Therapeutics Inc.[a,b]	55,833	108,874
TG Therapeutics Inc.[a,b]	86,920	404,178
Tokai Pharmaceuticals Inc.[a,b]	32,779	32,055
Tonix Pharmaceuticals Holding Corp.[a,b]	53,901	25,339
Tracon Pharmaceuticals Inc.[a,b]	19,202	94,090
Trevena Inc.[a,b]	104,250	612,990
TrovaGene Inc.[a]	65,492	137,533
Vanda Pharmaceuticals Inc.[a]	87,836	1,400,984
VBI Vaccines Inc.[a,b]	49,190	152,489
Veracyte Inc.[a]	34,256	265,141
Verastem Inc.[a]	89,680	100,442
Vericel Corp.[a]	62,943	188,829
Versartis Inc.[a]	74,003	1,102,645
Vical Inc.[a]	21,555	49,577
Vital Therapies Inc.[a]	55,144	239,876
Voyager Therapeutics Inc.[a,b]	27,379	348,808
vTv Therapeutics Inc. Class Aa,b	20,178	97,460
XBiotech Inc.[a,b]	40,838	413,281
Xencor Inc.[a,b]	76,874	2,023,324
Zafgen Inc.[a]	53,261	169,370

		62,679,398
BUILDING PRODUCTS — 1.14%
Alpha Pro Tech Ltd.[a]	42,127	147,445
Armstrong Flooring Inc.[a]	54,700	1,089,077
CSW Industrials Inc.[a,b]	35,107	1,293,693
Insteel Industries Inc.	41,688	1,485,760
Patrick Industries Inc.[a,b]	34,250	2,613,275
PGT Innovations Inc.[a]	113,907	1,304,235
Quanex Building Products Corp.	81,227	1,648,908
Tecogen Inc.[a,b]	25,991	109,162

		9,691,555

Security	Shares	Value
CAPITAL MARKETS — 1.46%
Arlington Asset Investment Corp. Class Ab	47,166	$699,000
B. Riley Financial Inc.	21,725	400,826
Cowen Group Inc. Class Aa,b	60,277	934,294
Diamond Hill Investment Group Inc.	6,665	1,402,183
FBR & Co.	16,050	208,650
Fifth Street Asset Management Inc.	19,797	132,640
FXCM Inc.[a]	14,014	98,799
GAIN Capital Holdings Inc.	86,837	571,387
Hennessy Advisors Inc.	10,536	334,518
INTL. FCStone Inc.[a]	37,611	1,489,396
Ladenburg Thalmann Financial Services Inc.[a,b]	238,695	582,416
Manning & Napier Inc.	43,455	328,085
Medley Management Inc.	23,550	233,145
Oppenheimer Holdings Inc. Class A	23,929	445,079
PJT Partners Inc.	43,548	1,344,762
Pzena Investment Management Inc. Class A	40,093	445,433
Safeguard Scientifics Inc.[a,b]	51,434	691,787
Silvercrest Asset Management Group Inc.	20,993	276,058
TheStreet Inc.	97,062	82,503
Westwood Holdings Group Inc.	19,773	1,186,182
Wins Finance Holdings Inc.[a,b]	3,296	593,280

		12,480,423
CHEMICALS — 1.46%
AgroFresh Solutions Inc.[a,b]	51,464	136,380
American Vanguard Corp.	65,734	1,258,806
Chase Corp.	16,905	1,412,413
Codexis Inc.[a]	91,103	419,074
Core Molding Technologies Inc.[a]	18,930	323,892
Flotek Industries Inc.[a,b]	126,321	1,186,154
FutureFuel Corp.	58,088	807,423
Hawkins Inc.	24,299	1,310,931
Intrepid Potash Inc.[a]	130,965	272,407
KMG Chemicals Inc.	21,640	841,580
Koppers Holdings Inc.[a]	48,171	1,941,291
LSB Industries Inc.[a,b]	48,239	406,173

313

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
Northern Technologies International Corp.[a]	8,923	$122,691
OMNOVA Solutions Inc.[a]	100,650	1,006,500
Senomyx Inc.[a,b]	103,644	99,498
TerraVia Holdings Inc.[a,b]	187,395	215,504
Trecora Resources[a,b]	48,412	670,506

		12,431,223
COMMERCIAL SERVICES & SUPPLIES — 1.79%
AMREP Corp.[a]	3,882	28,804
Aqua Metals Inc.[a,b]	27,903	365,808
ARC Document Solutions Inc.[a]	95,588	485,587
Casella Waste Systems Inc. Class Aa,b	94,345	1,170,821
CECO Environmental Corp.	68,150	950,693
Cenveo Inc.[a]	16,301	113,944
Ecology and Environment Inc. Class A	8,189	86,394
Ennis Inc.	59,564	1,033,435
Fuel Tech Inc.[a]	43,005	49,456
Heritage-Crystal Clean Inc.[a]	29,708	466,416
Hudson Technologies Inc.[a]	62,991	504,558
InnerWorkings Inc.[a]	89,443	881,014
Intersections Inc.[a]	18,952	75,619
Kimball International Inc. Class B	88,250	1,549,670
NL Industries Inc.[a]	12,374	100,848
Performant Financial Corp.[a]	86,881	204,170
Perma-Fix Environmental Services[a]	25,598	99,832
SP Plus Corp.[a]	40,229	1,132,446
Team Inc.[a,b]	69,172	2,715,001
TRC Companies Inc.[a]	43,302	459,001
Viad Corp.	47,666	2,102,071
VSE Corp.	17,312	672,398

		15,247,986
COMMUNICATIONS EQUIPMENT — 1.86%
Aerohive Networks Inc.[a,b]	55,763	317,849
Applied Optoelectronics Inc.[a]	38,388	899,815
Bel Fuse Inc. Class B	22,623	699,051
Black Box Corp.	35,576	542,534
CalAmp Corp.[a]	85,295	1,236,777
Calix Inc.[a]	97,286	749,102
Clearfield Inc.[a,b]	29,245	605,371

Security	Shares	Value
ClearOne Inc.	17,064	$194,530
Communications Systems Inc.	21,258	98,424
Comtech Telecommunications Corp.	52,685	624,317
DASAN Zhone Solutions Inc.[a]	61,728	60,728
Digi International Inc.[a]	60,327	829,496
EMCORE Corp.	60,007	522,061
Extreme Networks Inc.[a,b]	240,605	1,210,243
Harmonic Inc.[a,b]	181,128	905,640
Inseego Corp.[a,b]	91,377	222,960
KVH Industries Inc.[a]	38,091	449,474
MRV Communications Inc.[a]	13,664	111,362
Network-1 Technologies Inc.[a,b]	26,999	91,797
Oclaro Inc.[a,b]	264,559	2,367,803
ParkerVision Inc.[a,b]	26,717	49,159
PC-Tel Inc.	37,378	201,094
RELM Wireless Corp.	20,639	98,035
Resonant Inc.[a,b]	21,227	107,196
ShoreTel Inc.[a]	160,411	1,146,939
Silicom Ltd.	14,379	590,833
Sonus Networks Inc.[a]	111,032	699,502
TESSCO Technologies Inc.	15,130	196,690
Westell Technologies Inc. Class Aa	114,644	74,519

		15,903,301
CONSTRUCTION & ENGINEERING — 0.97%
Ameresco Inc. Class Aa	51,388	282,634
Argan Inc.	31,720	2,237,846
Goldfield Corp. (The)[a]	54,520	278,052
Great Lakes Dredge & Dock Corp.[a]	137,508	577,534
HC2 Holdings Inc.[a]	77,772	461,188
IES Holdings Inc.[a]	20,203	386,887
Layne Christensen Co.[a,b]	46,664	507,238
MYR Group Inc.[a]	36,558	1,377,505
Northwest Pipe Co.[a,b]	23,549	405,514
NV5 Global Inc.[a,b]	19,044	636,070
Orion Group Holdings Inc.[a]	66,694	663,605
Sterling Construction Co. Inc.[a]	59,663	504,749

		8,318,822
CONSTRUCTION MATERIALS — 0.05%
U.S. Lime & Minerals Inc.	5,414	410,111

		410,111

314

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
CONSUMER FINANCE — 0.51%
Asta Funding Inc.[a]	8,484	$83,143
Consumer Portfolio Services Inc.[a]	51,799	265,211
Emergent Capital Inc.[a,b]	48,488	58,670
Enova International Inc.[a]	61,974	777,774
Ezcorp Inc. Class Aa,b	126,661	1,348,940
Nicholas Financial Inc.[a]	21,596	256,776
Regional Management Corp.[a]	25,979	682,728
World Acceptance Corp.[a,b]	14,135	908,598

		4,381,840
CONTAINERS & PACKAGING — 0.28%
AEP Industries Inc.	10,247	1,189,677
Myers Industries Inc.	51,368	734,562
UFP Technologies Inc.[a]	17,881	455,072

		2,379,311
DISTRIBUTORS — 0.08%
Educational Development Corp.[b]	11,024	109,689
Fenix Parts Inc.[a]	41,209	116,209
Weyco Group Inc.	13,928	435,947

		661,845
DIVERSIFIED CONSUMER SERVICES — 1.20%
American Public Education Inc.[a,b]	36,042	884,831
Ascent Capital Group Inc. Class Aa	23,717	385,638
Bridgepoint Education Inc.[a]	41,565	421,053
Cambium Learning Group Inc.[a]	30,943	154,406
Career Education Corp.[a]	155,594	1,569,944
Carriage Services Inc.	35,983	1,030,553
Chegg Inc.[a,b]	187,128	1,381,005
Collectors Universe Inc.	20,017	424,961
K12 Inc.[a]	78,695	1,350,406
Liberty Tax Inc.	20,012	268,161
Lincoln Educational Services Corp.[a]	68,060	130,675
National American University Holdings Inc.	35,722	69,658
Strayer Education Inc.[a]	25,183	2,030,505
Universal Technical Institute Inc.	53,490	155,656

		10,257,452

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 0.35%
A-Mark Precious Metals Inc.	16,515	$322,043
Marlin Business Services Corp.	19,977	417,519
NewStar Financial Inc.[a]	57,060	527,805
On Deck Capital Inc.[a]	112,186	519,421
PICO Holdings Inc.[a,b]	51,809	784,906
Tiptree Financial Inc.	67,905	417,616

		2,989,310
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.12%
Alaska Communications Systems Group Inc.[a]	122,688	201,208
Fairpoint Communications Inc.[a]	64,540	1,206,898
General Communication Inc. Class Aa	67,295	1,308,888
Hawaiian Telcom Holdco Inc.[a]	13,958	345,879
IDT Corp. Class B	40,407	749,146
Inteliquent Inc.	76,202	1,746,550
Intelsat SAa,b	66,786	178,319
Lumos Networks Corp.[a]	46,733	729,969
magicJack VocalTec Ltd.[a,b]	33,630	230,365
Ooma Inc.[a]	28,636	257,724
ORBCOMM Inc.[a,b]	153,641	1,270,611
pdvWireless Inc.[a,b]	22,692	511,705
Straight Path Communications Inc. Class Ba,b	23,543	798,343

		9,535,605
ELECTRIC UTILITIES — 0.07%
Genie Energy Ltd. Class B	32,419	186,409
Spark Energy Inc. Class A	13,652	413,656

		600,065
ELECTRICAL EQUIPMENT — 0.61%
Allied Motion Technologies Inc.	15,052	321,962
American Superconductor Corp.[a,b]	27,425	202,122
Broadwind Energy Inc.[a]	38,124	154,212
Capstone Turbine Corp.[a,b]	70,424	47,895
Energous Corp.[a,b]	34,501	581,342
Energy Focus Inc.[a,b]	23,809	101,188
Enphase Energy Inc.[a]	140,117	141,518
FuelCell Energy Inc.[a,b]	66,183	115,820
Ideal Power Inc.[a,b]	23,269	76,788
LSI Industries Inc.	55,367	539,275

315

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
Orion Energy Systems Inc.[a]	65,569	$142,285
Plug Power Inc.[a,b]	420,513	504,616
Powell Industries Inc.	20,240	789,360
Power Solutions International Inc.[a,b]	11,665	87,488
Preformed Line Products Co.	6,235	362,378
Revolution Lighting Technologies Inc.[a,b]	20,553	113,042
TPI Composites Inc.[a,b]	14,112	226,356
Ultralife Corp.[a]	22,693	112,330
Vicor Corp.[a]	38,369	579,372

		5,199,349
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.03%
Agilysys Inc.[a]	36,437	377,487
Airgain Inc.[a]	3,851	55,454
Applied DNA Sciences Inc.[a,b]	52,922	97,906
ClearSign Combustion Corp.	31,468	—
ClearSign Combustion Corp.[a]	31,468	106,991
Control4 Corp.[a]	48,875	498,525
CTS Corp.	74,578	1,670,547
CUI Global Inc.[a,b]	53,697	372,120
Daktronics Inc.	85,385	913,620
Electro Scientific Industries Inc.[a]	64,006	378,916
eMagin Corp.[a]	56,412	121,286
ePlus Inc.[a]	15,054	1,734,221
Frequency Electronics Inc.[a]	18,678	201,722
ID Systems Inc.[a]	30,147	163,397
IEC Electronics Corp.[a]	29,906	106,764
Interlink Electronics Inc.[a]	2,508	17,857
IntriCon Corp.[a]	14,014	96,697
Iteris Inc.[a]	60,934	221,800
Kemet Corp.[a]	109,534	726,211
KEY Tronic Corp.[a]	26,728	209,013
Kimball Electronics Inc.[a]	69,859	1,271,434
LRAD Corp.	73,934	126,427
Maxwell Technologies Inc.[a,b]	81,492	417,239
Mesa Laboratories Inc.	7,356	902,949
Microvision Inc.[a]	130,965	165,016
MOCON Inc.	13,333	259,994
NAPCO Security Technologies Inc.[a]	36,002	306,017
Neonode Inc.[a]	99,648	183,352

Security	Shares	Value
NetList Inc.[a,b]	107,039	$109,180
Novanta Inc.[a]	74,182	1,557,822
PAR Technology Corp.[a]	25,440	141,955
Park Electrochemical Corp.	44,962	838,541
PC Connection Inc.	26,432	742,475
PCM Inc.[a]	22,074	496,665
Perceptron Inc.[a,b]	22,588	149,984
RadiSys Corp.[a]	84,803	375,677
Research Frontiers Inc.[a]	53,234	96,886
Richardson Electronics Ltd./U.S.	30,838	194,279
Systemax Inc.	27,705	242,973
Uni-Pixel Inc.[a]	102,097	100,351
Vishay Precision Group Inc.[a]	31,094	587,677

		17,337,427
ENERGY EQUIPMENT & SERVICES — 2.13%
Aspen Aerogels Inc.[a]	39,870	164,663
Basic Energy Services Inc.[a,b]	153	5,395
Bristow Group Inc.	76,280	1,562,215
CARBO Ceramics Inc.[a]	45,506	475,993
Dawson Geophysical Co.[a]	52,923	425,501
Eco Stim Energy Solutions Inc[a]	17,913	17,734
ENGlobal Corp.[a]	37,090	88,645
Era Group Inc.[a,b]	45,506	772,237
Exterran Corp.[a]	78,958	1,887,096
Geospace Technologies Corp.[a]	30,349	617,906
Gulf Island Fabrication Inc.	34,855	414,775
Gulfmark Offshore Inc. Class Aa	50,362	88,134
Hornbeck Offshore Services Inc.[a,b]	75,669	546,330
Independence Contract Drilling Inc.[a,b]	69,793	467,613
ION Geophysical Corp.[a]	24,260	145,560
Matrix Service Co.[a]	63,490	1,441,223
Mitcham Industries Inc.[a]	33,135	137,510
Natural Gas Services Group Inc.[a]	30,876	992,663
Newpark Resources Inc.[a,b]	193,918	1,454,385
Nordic American Offshore Ltd.[b]	42,715	117,466
North Atlantic Drilling Ltd.[a,b]	19,008	60,255
Parker Drilling Co.[a]	281,320	731,432
PHI Inc. NVS[a]	29,902	538,834
Pioneer Energy Services Corp.[a]	148,505	1,017,259
Profire Energy Inc.[a]	50,627	69,865
RigNet Inc.[a]	29,425	681,189

316

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
Smart Sand Inc.[a]	28,080	$464,724
Synthesis Energy Systems Inc.[a,b]	175,426	175,426
Tesco Corp.	110,911	915,016
TETRA Technologies Inc.[a]	210,599	1,057,207
Tidewater Inc.[b]	99,874	340,570
Willbros Group Inc.[a,b]	100,699	326,265

		18,201,086
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.69%
American Farmland Co.[b]	37,246	296,851
Armada Hoffler Properties Inc.[b]	78,198	1,139,345
Ashford Hospitality Prime Inc.	54,290	741,058
Ashford Hospitality Trust Inc.	197,956	1,536,138
Bluerock Residential Growth REIT Inc.[b]	44,769	614,231
BRT Realty Trust[a]	27,462	224,914
CareTrust REIT Inc.[b]	135,944	2,082,662
CatchMark Timber Trust Inc. Class A	90,391	1,017,803
Cedar Realty Trust Inc.[b]	193,959	1,266,552
City Office REIT Inc.	55,874	735,861
Community Healthcare Trust Inc.	31,865	733,851
CorEnergy Infrastructure Trust Inc.[b]	27,826	970,571
Farmland Partners Inc.[b]	33,518	374,061
First Potomac Realty Trust	138,166	1,515,681
Getty Realty Corp.	64,933	1,655,142
Gladstone Commercial Corp.	51,996	1,045,120
Gladstone Land Corp.[b]	25,112	282,259
Global Medical REIT Inc.	35,653	318,025
Global Self Storage Inc.	17,145	81,782
Gyrodyne LLC[b]	2,522	46,153
Independence Realty Trust Inc.[b]	130,976	1,168,306
Jernigan Capital Inc.	18,346	386,183
MedEquities Realty Trust Inc.	49,143	545,487
Monmouth Real Estate Investment Corp.[b]	155,023	2,362,550
NexPoint Residential Trust Inc.	41,798	933,767
One Liberty Properties Inc.	30,751	772,465
Preferred Apartment Communities Inc.[b]	56,090	836,302
RAIT Financial Trust	213,672	717,938
Silver Bay Realty Trust Corp.	78,100	1,338,634

Security	Shares	Value
Sotherly Hotels Inc.[b]	30,383	$206,300
UMH Properties Inc.[b]	65,939	992,382
Universal Health Realty Income Trust	28,324	1,857,771
Urstadt Biddle Properties Inc. Class A	62,880	1,516,037
Wheeler Real Estate Investment Trust Inc.	155,690	264,673
Whitestone REIT	60,913	875,929

		31,452,784
FOOD & STAPLES RETAILING — 0.18%
Chefs’ Warehouse Inc. (The)[a,b]	45,033	711,522
Natural Grocers by Vitamin Cottage Inc.[a,b]	21,170	251,711
Village Super Market Inc. Class A	18,869	583,052

		1,546,285
FOOD PRODUCTS — 0.92%
Alico Inc.	10,979	298,080
Arcadia Biosciences Inc.[a]	32,998	30,358
Farmer Bros. Co.[a]	20,431	749,818
Freshpet Inc.[a,b]	52,012	527,922
Inventure Foods Inc.[a,b]	47,080	463,738
John B Sanfilippo & Son Inc.	20,695	1,456,721
Landec Corp.[a]	67,726	934,619
Lifeway Foods Inc.[a]	11,317	130,259
Limoneira Co.	32,146	691,460
Omega Protein Corp.[a]	52,106	1,305,255
Rocky Mountain Chocolate Factory Inc.	24,856	253,282
S&W Seed Co.[a,b]	55,825	256,795
Seneca Foods Corp. Class Aa	17,840	714,492

		7,812,799
GAS UTILITIES — 0.13%
Delta Natural Gas Co. Inc.	22,233	652,094
Gas Natural Inc.	33,756	423,638

		1,075,732
HEALTH CARE EQUIPMENT & SUPPLIES — 4.03%
Accuray Inc.[a,b]	185,553	853,544
Aethlon Medical Inc.[a]	16,044	67,385
Alliqua BioMedical Inc.[a,b]	66,838	39,434
American Medical Alert Corp. Escrow[a,b]	12,839	—

317

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
AngioDynamics Inc.[a]	70,254	$1,185,185
Anika Therapeutics Inc.[a,b]	33,892	1,659,352
AtriCure Inc.[a,b]	75,018	1,468,102
Atrion Corp.	2,887	1,464,286
Avinger Inc.[a]	50,820	188,034
AxoGen Inc.[a]	63,428	570,852
Biolase Inc.[a]	91,761	128,465
Bovie Medical Corp.[a]	68,553	246,105
Cardiovascular Systems Inc.[a]	75,374	1,824,805
CAS Medical Systems Inc.[a]	92,811	149,426
Cerus Corp.[a,b]	240,620	1,046,697
Chembio Diagnostics Inc.[a,b]	29,880	203,184
ConforMIS Inc.[a,b]	83,490	676,269
Corindus Vascular Robotics Inc.[a,b]	68,895	48,116
CryoLife Inc.	75,139	1,438,912
Cutera Inc.[a]	30,088	522,027
CytoSorbents Corp.[a]	59,809	325,959
Derma Sciences Inc.[a]	49,436	257,067
Electromed Inc.[a]	14,265	55,348
Entellus Medical Inc.[a]	19,848	376,517
Exactech Inc.[a]	26,438	721,757
Fonar Corp.[a]	15,822	302,991
GenMark Diagnostics Inc.[a,b]	96,692	1,183,510
Invacare Corp.	73,773	962,738
InVivo Therapeutics Holdings Corp.[a,b]	74,922	314,672
Invuity Inc.[a,b]	30,203	173,667
iRadimed Corp.[a,b]	11,190	124,209
iRhythm Technologies Inc.[a,b]	17,011	510,330
IRIDEX Corp.[a,b]	24,213	340,435
Lantheus Holdings Inc.[a]	31,375	269,825
LeMaitre Vascular Inc.	34,772	881,123
Merit Medical Systems Inc.[a]	101,365	2,686,173
Milestone Scientific Inc.[a]	29,571	39,921
Misonix Inc.[a]	13,829	144,513
Nuvectra Corp.[a]	29,652	149,150
OraSure Technologies Inc.[a]	129,612	1,137,993
Orthofix International NVa	41,471	1,500,421
Oxford Immunotec Global PLC[a,b]	54,072	808,376
Pulse Biosciences Inc.[a,b]	15,425	100,263
Retractable Technologies Inc.[a]	31,463	29,261
Rockwell Medical Inc.[a,b]	111,499	730,318
RTI Surgical Inc.[a,b]	133,739	434,652

Security	Shares	Value
SeaSpine Holdings Corp.[a]	18,278	$144,396
Second Sight Medical Products Inc.[a,b]	36,863	72,620
Senseonics Holdings Inc.[a]	65,012	173,582
Sientra Inc.[a,b]	38,237	325,779
STAAR Surgical Co.[a,b]	97,969	1,062,964
SurModics Inc.[a]	32,412	823,265
Tactile Systems Technology Inc.[a,b]	9,792	160,687
Tandem Diabetes Care Inc.[a,b]	43,296	93,086
TransEnterix Inc.[a,b]	162,166	210,816
Unilife Corp.[a,b]	32,054	73,724
Utah Medical Products Inc.	7,997	581,782
Vascular Solutions Inc.[a]	40,307	2,261,223
Vermillion Inc.[a,b]	55,216	52,455
ViewRay Inc.[a,b]	15,519	48,574

		34,426,322
HEALTH CARE PROVIDERS & SERVICES — 2.56%
AAC Holdings Inc.[a,b]	23,098	167,230
Aceto Corp.	67,758	1,488,643
Adcare Health Systems Inc.[a,b]	44,357	64,761
Addus HomeCare Corp.[a]	18,465	647,198
Alliance HealthCare Services Inc.[a]	13,369	128,343
Almost Family Inc.[a]	20,122	887,380
BioScrip Inc.[a,b]	259,791	270,183
BioTelemetry Inc.[a,b]	64,492	1,441,396
Civitas Solutions Inc.[a,b]	35,172	699,923
Cross Country Healthcare Inc.[a,b]	91,211	1,423,804
Digirad Corp.	51,226	256,130
Five Star Quality Care Inc.[a]	70,349	189,942
Genesis Healthcare Inc.[a]	95,994	407,975
Healthways Inc.[a,b]	75,507	1,717,784
InfuSystems Holdings Inc.[a]	55,271	140,941
Joint Corp. (The)[a,b]	21,131	55,997
Landauer Inc.[b]	23,629	1,136,555
LHC Group Inc.[a]	35,816	1,636,791
National Research Corp. Class A	20,507	389,633
Nobilis Health Corp.[a,b]	129,373	271,683
PharMerica Corp.[a]	68,794	1,730,169
Providence Service Corp. (The)[a]	30,777	1,171,065
Psychemedics Corp.	11,721	289,274
Quorum Health Corp.[a,b]	69,353	504,197

318

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
RadNet Inc.[a]	99,867	$644,142
Sharps Compliance Corp.[a]	30,664	117,443
Teladoc Inc.[a,b]	48,508	800,382
Triple-S Management Corp. Class Ba	55,593	1,150,775
U.S. Physical Therapy Inc.	28,941	2,031,658

		21,861,397
HEALTH CARE TECHNOLOGY — 0.49%
Castlight Health Inc.[a,b]	94,320	466,884
Computer Programs & Systems Inc.[b]	26,084	615,582
HealthStream Inc.[a]	61,014	1,528,401
Icad Inc.[a]	32,734	105,895
Simulations Plus Inc.	37,089	357,909
Vocera Communications Inc.[a]	61,827	1,143,181

		4,217,852
HOTELS, RESTAURANTS & LEISURE — 2.75%
Ark Restaurants Corp.	4,752	115,236
Bagger Daves Burger Tavern Inc.	34,103	2,046
Biglari Holdings Inc.[a,b]	2,396	1,133,787
Bravo Brio Restaurant Group Inc.[a]	33,533	127,425
Carrols Restaurant Group Inc.[a]	84,853	1,294,008
Century Casinos Inc.[a,b]	52,357	430,898
Chuy’s Holdings Inc.[a,b]	38,924	1,263,084
Del Frisco’s Restaurant Group Inc.[a]	59,700	1,014,900
Del Taco Restaurants Inc.[a,b]	54,083	763,652
Denny’s Corp.[a,b]	179,249	2,299,765
Diversified Restaurant Holdings Inc.[a]	34,103	47,744
Dover Downs Gaming & Entertainment Inc.[a]	39,102	40,275
Dover Motorsports Inc.	37,480	86,204
El Pollo Loco Holdings Inc.[a]	47,411	583,155
Eldorado Resorts Inc.[a,b]	68,949	1,168,686
Empire Resorts Inc.[a,b]	8,798	200,154
Famous Dave’s of America Inc.[a]	12,282	60,796
Fogo De Chao Inc.[a]	12,812	183,852
Full House Resorts Inc.[a]	47,638	114,331
Golden Entertainment Inc.	29,424	356,325
Good Times Restaurants Inc.[a,b]	31,053	97,817
Habit Restaurants Inc. (The)[a]	31,478	542,995

Security	Shares	Value
Ignite Restaurant Group Inc.[a,b]	18,207	$9,832
Intrawest Resorts Holdings Inc.[a]	37,112	662,449
Isle of Capri Casinos Inc.[a]	58,249	1,438,168
J Alexander’s Holdings Inc.[a]	37,688	405,146
Jamba Inc.[a,b]	32,976	339,653
Kona Grill Inc.[a,b]	19,405	243,533
Lindblad Expeditions Holdings Inc.[a]	38,795	366,613
Luby’s Inc.[a]	48,872	209,172
Marcus Corp. (The)	45,742	1,440,873
Monarch Casino & Resort Inc.[a]	27,239	702,221
Nathan’s Famous Inc.[a]	9,356	607,204
Nevada Gold & Casinos Inc.[a,b]	41,229	76,274
Noodles & Co.[a,b]	27,811	114,025
Papa Murphy’s Holdings Inc.[a,b]	27,514	116,109
Peak Resorts Inc.	27,531	152,797
Potbelly Corp.[a]	64,043	826,155
Rave Restaurant Group Inc.[a,b]	17,185	32,308
RCI Hospitality Holdings Inc.	27,651	472,832
Red Lion Hotels Corp.[a,b]	39,133	326,761
Ruby Tuesday Inc.[a,b]	138,291	446,680
Ruth’s Hospitality Group Inc.	76,100	1,392,630
Town Sports International Holdings Inc.[a]	28,369	70,923
Zoe’s Kitchen Inc.[a,b]	43,944	1,054,217

		23,433,710
HOUSEHOLD DURABLES — 1.68%
Bassett Furniture Industries Inc.	24,227	736,501
Beazer Homes USA Inc.[a]	73,270	974,491
Century Communities Inc.[a]	37,482	787,122
CSS Industries Inc.	22,752	615,897
Dixie Group Inc. (The)[a]	37,314	134,330
Flexsteel Industries Inc.	16,137	995,169
Green Brick Partners Inc.[a,b]	54,065	543,353
Hooker Furniture Corp.	27,648	1,049,242
Hovnanian Enterprises Inc. Class Aa,b	283,707	774,520
LGI Homes Inc.[a,b]	36,787	1,056,891
Libbey Inc.	51,101	994,425
Lifetime Brands Inc.	27,097	480,972
M/I Homes Inc.[a]	56,405	1,420,278
NACCO Industries Inc. Class A	9,186	831,792
New Home Co. Inc. (The)[a,b]	34,008	398,234

319

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
Skyline Corp.[a]	18,066	$279,300
Stanley Furniture Co. Inc.	20,036	18,036
Turtle Beach Corp.[a]	55,140	72,233
UCP Inc. Class Aa	26,786	322,771
Vuzix Corp.[a,b]	32,227	219,144
WCI Communities Inc.[a,b]	50,473	1,183,592
ZAGG Inc.[a,b]	64,189	455,742

		14,344,035

HOUSEHOLD PRODUCTS — 0.12%
Oil-Dri Corp. of America	13,043	498,373
Orchids Paper Products Co.[b]	21,030	550,565

		1,048,938

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.20%
Atlantic Power Corp.	283,866	709,665
TerraForm Global Inc. Class A	213,648	843,910
Vivint Solar Inc.[a,b]	53,139	135,504

		1,689,079
INSURANCE — 2.00%
1347 Property Insurance Holdings Inc.[a]	9,916	77,345
Atlas Financial Holdings Inc.[a]	30,182	544,785
Baldwin & Lyons Inc. Class B	23,057	581,036
Blue Capital Reinsurance Holdings Ltd.	20,160	371,952
Citizens Inc./TXa,b	110,776	1,087,820
Conifer Holdings Inc.[a]	12,366	100,783
Crawford & Co. Class B	27,689	347,774
Donegal Group Inc. Class A	22,270	389,280
eHealth Inc.[a,b]	41,975	447,034
EMC Insurance Group Inc.	19,437	583,304
Federated National Holding Co.	29,986	560,438
First Acceptance Corp.[a]	47,952	49,870
Hallmark Financial Services Inc.[a]	35,216	409,562
HCI Group Inc.	19,906	785,889
Health Insurance Innovations Inc.[a,b]	25,369	452,837
Heritage Insurance Holdings Inc.	61,893	969,863
Independence Holding Co.	16,956	331,490
Investors Title Co.	3,939	623,071
Kingstone Companies Inc.	22,231	305,676
Kinsale Capital Group Inc.	15,688	533,549

Security	Shares	Value
Patriot National Inc.[a,b]	25,337	$117,817
State National Companies Inc.	71,013	984,240
Stewart Information Services Corp.	50,363	2,320,727
Trupanion Inc.[a,b]	38,052	590,567
United Insurance Holdings Corp.	39,553	598,832
Universal Insurance Holdings Inc.	76,717	2,178,763
WMIH Corp.[a,b]	474,721	735,818

		17,080,122
INTERNET & DIRECT MARKETING RETAIL — 0.96%
1-800-Flowers.com Inc. Class Aa,b	65,634	702,284
Blue Nile Inc.	27,316	1,109,849
CafePress Inc.[a]	21,149	62,178
Duluth Holdings Inc.[a,b]	23,538	597,865
EVINE Live Inc.[a]	110,939	166,408
FTD Companies Inc.[a,b]	43,109	1,027,719
Gaia Inc.[a,b]	27,661	239,268
JRjr33 Inc.[a,b]	56,541	42,406
NutriSystem Inc.	69,043	2,392,340
Overstock.com Inc.[a,b]	34,123	597,152
PetMed Express Inc.	50,346	1,161,482
U.S. Auto Parts Network Inc.[a]	36,790	129,501

		8,228,452
INTERNET SOFTWARE & SERVICES — 2.96%
Actua Corp.[a]	83,628	1,170,792
Amber Road Inc.[a]	42,408	385,065
Angie’s List Inc.[a,b]	94,606	778,607
Appfolio Inc.[a]	23,088	550,649
ARI Network Services Inc.[a]	4,948	26,769
Autobytel Inc.[a]	18,595	250,103
Bazaarvoice Inc.[a]	191,349	928,043
Blucora Inc.[a,b]	91,258	1,346,055
Brightcove Inc.[a]	71,923	578,980
Carbonite Inc.[a,b]	43,362	711,137
Care.com Inc.[a,b]	33,980	291,209
ChannelAdvisor Corp.[a]	55,220	792,407
DHI Group Inc.[a]	116,842	730,262
EarthLink Holdings Corp.	244,447	1,378,681
eGain Corp.[a]	39,189	82,297
Five9 Inc.[a]	80,479	1,141,997
Global Sources Ltd.[a]	24,525	217,046

320

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
Great Elm Capital Group Inc.[a]	24,087	$90,326
GTT Communications Inc.[a,b]	62,794	1,805,327
Instructure Inc.[a,b]	24,509	479,151
Internap Corp.[a]	129,096	198,808
IntraLinks Holdings Inc.[a]	96,315	1,302,179
Inuvo Inc.[a]	47,922	80,030
iPass Inc.[a]	167,604	276,547
IZEA Inc.[a,b]	10,198	45,993
Leaf Group Ltd.[a]	32,321	211,703
Limelight Networks Inc.[a]	165,271	416,483
Liquidity Services Inc.[a]	58,024	565,734
LivePerson Inc.[a,b]	140,342	1,059,582
Marchex Inc. Class Ba	80,267	212,707
Marin Software Inc.[a]	79,921	187,814
MaxPoint Interactive Inc.[a,b]	7,586	45,516
MeetMe Inc.[a,b]	96,077	473,660
MINDBODY Inc. Class Aa	36,127	769,505
Numerex Corp. Class Aa	35,320	261,368
QuinStreet Inc.[a]	85,196	320,337
Qumu Corp.[a]	21,674	51,584
RealNetworks Inc.[a,b]	58,111	282,419
Reis Inc.	22,709	505,275
RetailMeNot Inc.[a,b]	90,155	838,441
Rightside Group Ltd.[a]	33,188	274,465
Rocket Fuel Inc.[a,b]	76,673	131,111
Spark Networks Inc.[a]	44,748	37,584
Synacor Inc.[a]	68,789	213,246
TechTarget Inc.[a]	40,784	347,887
Travelzoo Inc.[a]	17,764	166,982
Tremor Video Inc.[a]	102,683	255,681
Xactly Corp.[a]	53,285	586,135
XO Group Inc.[a]	60,785	1,182,268
YuMe Inc.[a]	54,464	194,981

		25,230,928
IT SERVICES — 1.55%
ALJ Regional Holdings Inc.[a]	51,473	225,966
Cass Information Systems Inc.	26,053	1,916,719
CIBER Inc.[a,b]	183,008	115,624
Computer Task Group Inc.	40,364	169,932
Datalink Corp.[a]	47,902	539,377
Edgewater Technology Inc.[a]	24,801	186,008
Everi Holdings Inc.[a]	150,044	325,595
Forrester Research Inc.	23,117	992,875

Security	Shares	Value
Hackett Group Inc. (The)	52,236	$922,488
Information Services Group Inc.[a]	74,238	270,226
Innodata Inc.[a]	63,677	156,009
Lionbridge Technologies Inc.[a]	133,227	772,717
Mattersight Corp.[a]	45,144	167,033
ModusLink Global Solutions Inc.[a]	87,658	127,981
MoneyGram International Inc.[a]	68,879	813,461
NCI Inc. Class A	16,371	228,375
Perficient Inc.[a]	84,012	1,469,370
PFSweb Inc.[a]	34,197	290,675
Planet Payment Inc.[a]	107,945	440,416
PRGX Global Inc.[a]	52,395	309,130
ServiceSource International Inc.[a,b]	142,070	806,958
StarTek Inc.[a]	23,613	199,530
Unisys Corp.[a,b]	119,457	1,785,882

		13,232,347
LEISURE PRODUCTS — 0.55%
Arctic Cat Inc.[b]	30,492	457,990
Black Diamond Inc.[a]	53,744	287,530
Escalade Inc.	25,889	341,735
JAKKS Pacific Inc.[a,b]	43,591	224,494
Johnson Outdoors Inc. Class A	12,240	485,806
Malibu Boats Inc. Class Aa	44,894	856,578
Marine Products Corp.	19,127	265,291
MCBC Holdings Inc.	25,957	378,453
Nautilus Inc.[a,b]	75,489	1,396,546

		4,694,423
LIFE SCIENCES TOOLS & SERVICES — 0.65%
Albany Molecular Research Inc.[a,b]	60,498	1,134,943
ChromaDex Corp.[a]	66,916	221,492
Enzo Biochem Inc.[a,b]	99,395	689,801
Fluidigm Corp.[a,b]	66,999	487,753
Harvard Bioscience Inc.[a]	74,329	226,703
NanoString Technologies Inc.[a]	36,551	815,087
NeoGenomics Inc.[a,b]	126,972	1,088,150
Pacific Biosciences of California Inc.[a,b]	191,477	727,613
pSivida Corp.[a,b]	76,741	131,227

		5,522,769
MACHINERY — 2.62%
Alamo Group Inc.	22,227	1,691,475
ARC Group Worldwide Inc.[a]	19,673	86,561

321

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
Blue Bird Corp.[a]	15,677	$242,210
Columbus McKinnon Corp./NY	45,196	1,222,100
Commercial Vehicle Group Inc.[a]	58,533	323,687
DMC Global Inc.	33,374	528,978
Douglas Dynamics Inc.	51,475	1,732,134
Eastern Co. (The)	15,874	331,767
Energy Recovery Inc.[a,b]	80,134	829,387
ExOne Co. (The)[a,b]	25,418	237,404
Federal Signal Corp.	138,974	2,169,384
FreightCar America Inc.	32,585	486,494
Gencor Industries Inc.[a]	21,795	342,181
Global Brass & Copper Holdings Inc.	52,178	1,789,705
Graham Corp.	22,716	503,159
Hardinge Inc.	29,851	330,749
Hurco Companies Inc.	16,010	529,931
Jason Industries Inc.[a]	42,182	75,928
Kadant Inc.	25,531	1,562,497
Key Technology Inc.[a]	10,557	123,095
LB Foster Co. Class A	22,431	305,062
LS Starrett Co. (The) Class A	12,504	116,287
Lydall Inc.[a]	39,289	2,430,025
Manitex International Inc.[a,b]	35,622	244,367
MFRI Inc.[a]	15,712	127,267
Miller Industries Inc./TN	27,285	721,688
NN Inc.	61,012	1,162,279
Supreme Industries Inc. Class A	30,502	478,881
Titan International Inc.	103,042	1,155,101
Twin Disc Inc.	20,608	300,877
Xerium Technologies Inc.[a]	28,125	158,062

		22,338,722
MARINE — 0.12%
Navios Maritime Holdings Inc.[a,b]	202,149	285,030
Safe Bulkers Inc.[a]	84,331	96,981
Scorpio Bulkers Inc.[a,b]	130,187	657,444

		1,039,455
MEDIA — 0.98%
A H Belo Corp. Class A	45,429	288,474
Ballantyne Strong Inc.[a]	29,888	239,104
Beasley Broadcast Group Inc. Class A	5,475	33,945
Central European Media Enterprises Ltd. Class Aa,b	178,019	453,948

Security	Shares	Value
Daily Journal Corp.[a,b]	1,172	$283,390
Entercom Communications Corp. Class A	60,425	924,502
Entravision Communications Corp. Class A	150,254	1,051,778
Harte-Hanks Inc.	116,643	176,131
Hemisphere Media Group Inc.[a,b]	16,548	185,338
Lee Enterprises Inc.[a,b]	122,576	355,470
McClatchy Co. (The) Class Aa	14,171	186,774
New Media Investment Group Inc.	92,208	1,474,406
Radio One Inc. Class Da	61,143	177,315
Reading International Inc. Class Aa	41,839	694,527
Saga Communications Inc. Class A	9,146	460,044
Salem Media Group Inc. Class A	27,338	170,862
Townsquare Media Inc. Class Aa	25,977	270,421
tronc Inc.	62,554	867,624
WeCast Network Inc.[a,b]	35,609	43,799

		8,337,852
METALS & MINING — 1.07%
Ampco-Pittsburgh Corp.	22,087	369,957
Friedman Industries Inc.	28,912	192,554
Gerber Scientific Inc. Escrow[a]	44,403	444
Gold Resource Corp.[b]	118,810	516,823
Handy & Harman Ltd.[a]	5,383	137,536
Haynes International Inc.	29,765	1,279,597
Olympic Steel Inc.	21,336	516,971
Pershing Gold Corp.[a,b]	38,991	127,501
Real Industry Inc.[a]	61,023	372,240
Ryerson Holding Corp.[a,b]	28,634	382,264
Schnitzer Steel Industries Inc. Class A	60,938	1,566,107
SunCoke Energy Inc.	150,745	1,709,448
Synalloy Corp.	22,443	245,751
TimkenSteel Corp.[a]	92,216	1,427,504
Universal Stainless & Alloy Products Inc.[a]	19,414	262,283

		9,106,980
MORTGAGE REAL ESTATE INVESTMENT — 1.39%
AG Mortgage Investment Trust Inc.	64,728	1,107,496
Anworth Mortgage Asset Corp.	209,230	1,081,719

322

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
Ares Commercial Real Estate Corp.	62,534	$858,592
Cherry Hill Mortgage Investment Corp.	20,185	367,165
Dynex Capital Inc.	107,110	730,490
Ellington Residential Mortgage REIT	17,784	231,370
Five Oaks Investment Corp.	36,380	180,811
Great Ajax Corp.	37,110	492,450
Hannon Armstrong Sustainable Infrastructure Capital Inc.	96,117	1,825,262
Manhattan Bridge Capital Inc.	16,840	127,984
New York Mortgage Trust Inc.[b]	282,594	1,865,120
Orchid Island Capital Inc.	56,609	613,075
Owens Realty Mortgage Inc.[b]	28,592	529,524
Resource Capital Corp.	70,478	587,082
Sutherland Asset Management Corp.	23,773	319,747
Western Asset Mortgage Capital Corp.[b]	95,279	959,459

		11,877,346
MULTI-UTILITIES — 0.18%
Unitil Corp.	33,063	1,499,076

		1,499,076
MULTILINE RETAIL — 0.25%
Bon-Ton Stores Inc. (The)[a,b]	30,925	45,460
Fred’s Inc. Class Ab	82,227	1,526,133
Gordmans Stores Inc.[a,b]	19,269	13,199
Tuesday Morning Corp.[a,b]	104,496	564,279

		2,149,071
OIL, GAS & CONSUMABLE FUELS — 2.24%
Abraxas Petroleum Corp.[a]	300,729	772,874
Adams Resources & Energy Inc.	5,774	228,939
Aemetis Inc.[a,b]	25,131	34,932
Approach Resources Inc.[a,b]	89,565	300,043
Ardmore Shipping Corp.	72,603	537,262
Bill Barrett Corp.[a,b]	114,106	797,601
Bonanza Creek Energy Inc.[a,b]	116,733	119,068
Clayton Williams Energy Inc.[a,b]	13,991	1,668,567
Clean Energy Fuels Corp.[a,b]	204,929	586,097
Cloud Peak Energy Inc.[a,b]	138,778	778,545
Contango Oil & Gas Co.[a]	52,240	487,922
DHT Holdings Inc.[b]	213,661	884,557

Security	Shares	Value
Earthstone Energy Inc.[a]	7,729	$106,196
Energy Fuels Inc./Canada[a,b]	124,190	203,672
Evolution Petroleum Corp.	64,903	649,030
EXCO Resources Inc.[a]	320,632	280,136
Gastar Exploration Inc.[a]	310,650	481,507
Hallador Energy Co.	32,589	296,234
Isramco Inc.[a]	2,341	290,986
Jones Energy Inc. Class Aa,b	133,845	669,225
Navios Maritime Acquisition Corp.	192,696	327,583
Northern Oil and Gas Inc.[a,b]	108,622	298,711
Pacific Ethanol Inc.[a,b]	69,265	658,017
Panhandle Oil and Gas Inc. Class A	37,023	871,892
PetroQuest Energy Inc.[a]	42,509	140,705
Renewable Energy Group Inc.[a,b]	97,136	942,219
REX American Resources Corp.[a]	13,168	1,300,340
Ring Energy Inc.[a]	99,024	1,286,322
Sanchez Energy Corp.[a,b]	123,279	1,113,209
Teekay Tankers Ltd. Class A	271,318	613,179
VAALCO Energy Inc.[a]	144,410	150,186
Vertex Energy Inc.[a,b]	47,662	62,437
W&T Offshore Inc.[a]	86,824	240,502
Westmoreland Coal Co.[a]	46,257	817,361
Zion Oil & Gas Inc.[a]	107,420	147,165

		19,143,221
PAPER & FOREST PRODUCTS — 0.02%
Rentech Inc.[a,b]	54,839	136,001

		136,001
PERSONAL PRODUCTS — 0.44%
DS Healthcare Group Inc.[a,b]	30,533	20,152
Female Health Co. (The)[a,b]	75,848	69,022
Lifevantage Corp.[a]	36,412	296,758
Mannatech Inc.	5,720	116,116
Medifast Inc.	25,670	1,068,642
Natural Alternatives International Inc.[a]	13,802	155,962
Natural Health Trends Corp.[b]	17,560	436,366
Nature’s Sunshine Products Inc.	21,686	325,290
Nutraceutical International Corp.	21,622	755,689
Synutra International Inc.[a,b]	52,021	278,312
United-Guardian Inc.	13,762	213,311

		3,735,620

323

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
PHARMACEUTICALS — 2.85%
AcelRx Pharmaceuticals Inc.[a,b]	82,391	$214,217
Achaogen Inc.[a]	63,953	832,668
Aclaris Therapeutics Inc.[a,b]	22,397	607,855
Adamis Pharmaceuticals Corp.[a,b]	47,414	149,354
Adolor Corp. Escrow[a]	77,501	1
Aerie Pharmaceuticals Inc.[a,b]	68,352	2,587,123
Agile Therapeutics Inc.[a,b]	32,045	182,656
Alimera Sciences Inc.[a,b]	107,079	115,645
Amphastar Pharmaceuticals Inc.[a,b]	84,931	1,564,429
Ampio Pharmaceuticals Inc.[a,b]	107,494	96,766
ANI Pharmaceuticals Inc.[a,b]	18,477	1,120,076
Aratana Therapeutics Inc.[a,b]	77,666	557,642
Assembly Biosciences Inc.[a]	36,168	439,441
Axsome Therapeutics Inc.[a,b]	34,045	229,804
Bio-Path Holdings Inc.[a]	203,382	274,566
BioDelivery Sciences International Inc.[a,b]	114,181	199,817
Clearside Biomedical Inc.[a]	19,366	173,132
Collegium Pharmaceutical Inc.[a,b]	33,577	522,794
Corcept Therapeutics Inc.[a,b]	179,843	1,305,660
Corium International Inc.[a,b]	32,564	132,210
Cumberland Pharmaceuticals Inc.[a]	29,852	164,186
Cymabay Therapeutics Inc.[a,b]	62,552	108,215
Dipexium Pharmaceuticals Inc.[a,b]	14,221	22,754
DURECT Corp.[a,b]	310,278	415,772
Egalet Corp.[a,b]	51,648	395,107
Endocyte Inc.[a]	90,787	231,507
Evoke Pharma Inc.[a,b]	11,120	22,462
EyeGate Pharmaceuticals Inc.[a,b]	9,717	15,839
Flex Pharma Inc.[a]	24,827	131,087
Heska Corp.[a]	14,958	1,070,993
Imprimis Pharmaceuticals Inc.[a,b]	31,975	79,937
Intersect ENT Inc.[a]	59,462	719,490
Juniper Pharmaceuticals Inc.[a]	26,298	147,269
KemPharm Inc.[a,b]	37,875	111,731
Lipocine Inc.[a,b]	40,923	150,597
Marinus Pharmaceuticals Inc.[a,b]	32,892	33,221
MyoKardia Inc.[a]	30,426	394,017
Neos Therapeutics Inc.[a,b]	32,069	187,604
Ocera Therapeutics Inc.[a]	43,835	92,053

Security	Shares	Value
Ocular Therapeutix Inc.[a,b]	41,699	$349,021
Omeros Corp.[a,b]	96,794	960,196
Pain Therapeutics Inc.[a]	89,091	50,800
Paratek Pharmaceuticals Inc.[a,b]	44,085	678,909
Pulmatrix Inc.[a,b]	16,468	9,716
Reata Pharmaceuticals Inc. Series Aa,b	13,295	290,230
Repros Therapeutics Inc.[a,b]	52,819	69,721
Revance Therapeutics Inc.[a,b]	47,604	985,403
SciClone Pharmaceuticals Inc.[a]	118,304	1,277,683
SCYNEXIS Inc.[a,b]	45,453	144,995
Sucampo Pharmaceuticals Inc. Class Aa,b	54,507	738,570
Teligent Inc.[a]	102,853	679,858
Tetraphase Pharmaceuticals Inc.[a,b]	84,983	342,481
Titan Pharmaceuticals Inc.[a]	52,416	209,664
VIVUS Inc.[a]	244,820	281,543
WaVe Life Sciences Ltd.[a,b]	19,414	507,676
Zogenix Inc.[a,b]	57,755	701,723
Zynerba Pharmaceuticals Inc.[a,b]	16,234	253,088

		24,330,974
PROFESSIONAL SERVICES — 1.50%
Acacia Research Corp.	108,314	704,041
Barrett Business Services Inc.	16,428	1,053,035
BG Staffing Inc.	18,449	287,804
CBIZ Inc.[a]	117,561	1,610,586
CDI Corp.	35,216	260,598
Cogint Inc.[a,b]	37,173	128,247
CRA International Inc.	21,736	795,537
DLH Holdings Corp.[a]	7,336	43,576
Franklin Covey Co.[a]	26,218	528,293
GP Strategies Corp.[a]	29,640	847,704
Heidrick & Struggles International Inc.	42,632	1,029,563
Hill International Inc.[a]	81,269	353,520
Hudson Global Inc.	64,074	87,140
Kelly Services Inc. Class A	69,965	1,603,598
Marathon Patent Group Inc.[a]	37,012	63,661
Mistras Group Inc.[a]	39,929	1,025,377
RCM Technologies Inc.	20,469	130,183
Resources Connection Inc.	85,032	1,636,866
Volt Information Sciences Inc.[a,b]	27,742	190,033
Willdan Group Inc.[a]	18,727	423,043

		12,802,405

324

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.57%
Altisource Asset Management Corp.[a]	1,751	$93,678
Altisource Portfolio Solutions SAa,b	27,013	718,276
American Realty Investors Inc.[a]	6,309	32,618
AV Homes Inc.[a,b]	30,143	476,259
Consolidated-Tomoka Land Co.	10,545	563,314
Forestar Group Inc.[a]	79,574	1,058,334
FRP Holdings Inc.[a]	14,740	555,698
Griffin Industrial Realty Inc.	4,203	133,361
Tejon Ranch Co.[a]	32,399	823,907
Trinity Place Holdings Inc.[a]	45,281	419,755

		4,875,200
ROAD & RAIL — 0.61%
ArcBest Corp.	57,544	1,591,092
Celadon Group Inc.	63,435	453,560
Covenant Transportation Group Inc. Class Aa	29,486	570,259
PAM Transportation Services Inc.[a]	6,509	169,104
Patriot Transportation Holding Inc.[a]	8,291	193,180
Roadrunner Transportation Systems Inc.[a]	71,528	743,176
Universal Logistics Holdings Inc.	16,790	274,517
USA Truck Inc.[a]	21,458	186,899
YRC Worldwide Inc.[a,b]	75,769	1,006,212

		5,187,999
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.90%
Adesto Technologies Corp.[a,b]	19,733	36,506
Alpha & Omega Semiconductor Ltd.[a]	42,267	899,019
Amtech Systems Inc.[a]	27,958	118,822
Applied Micro Circuits Corp.[a]	180,911	1,492,516
Atomera Inc.[a,b]	8,504	57,402
Axcelis Technologies Inc.[a]	67,848	987,188
AXT Inc.[a]	77,429	371,659
CEVA Inc.[a]	46,823	1,570,912
Cohu Inc.	61,412	853,627
CVD Equipment Corp.[a,b]	17,449	151,457

Security	Shares	Value
Cyberoptics Corp.[a]	18,311	$477,917
DSP Group Inc.[a]	56,686	739,752
Exar Corp.[a,b]	95,057	1,024,715
FormFactor Inc.[a]	161,701	1,811,051
GigPeak Inc.[a]	143,289	361,088
GSI Technology Inc.[a]	34,981	216,882
Impinj Inc.[a,b]	13,120	463,661
Intermolecular Inc.[a]	60,430	57,288
inTEST Corp.[a]	27,345	125,787
IXYS Corp.	58,475	695,853
Kopin Corp.[a]	152,574	433,310
Nanometrics Inc.[a]	56,532	1,416,692
NeoPhotonics Corp.[a,b]	71,345	771,239
NVE Corp.	10,456	746,872
PDF Solutions Inc.[a]	69,838	1,574,847
Photronics Inc.[a]	151,131	1,707,780
Pixelworks Inc.[a]	67,199	188,157
QuickLogic Corp.[a]	173,097	240,605
Rudolph Technologies Inc.[a]	71,435	1,668,007
Sigma Designs Inc.[a]	83,453	500,718
Sunworks Inc.[a,b]	54,337	108,674
Ultra Clean Holdings Inc.[a]	74,717	724,755
Ultratech Inc.[a]	51,512	1,235,258
Xcerra Corp.[a]	123,172	941,034

		24,771,050
SOFTWARE — 1.91%
A10 Networks Inc.[a,b]	102,696	853,404
American Software Inc./GA Class A	63,665	657,659
Aware Inc./MAa	42,598	259,848
Bsquare Corp.[a]	28,048	164,081
Covisint Corp.[a]	99,758	189,540
Datawatch Corp.[a]	29,684	163,262
Digimarc Corp.[a,b]	26,940	808,200
Digital Turbine Inc.[a,b]	151,028	101,944
EnerNOC Inc.[a,b]	62,274	373,644
Everbridge Inc.[a,b]	20,700	381,915
Evolving Systems Inc.	24,842	101,852
Exa Corp.[a,b]	35,654	547,645
FalconStor Software Inc.[a]	88,975	40,030
Finjan Holdings Inc.[a,b]	19,843	22,621
GlobalSCAPE Inc.	37,951	154,461
Glu Mobile Inc.[a,b]	247,357	479,873

325

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
GSE Systems Inc.[a]	42,932	$150,262
Guidance Software Inc.[a]	55,225	390,993
Jive Software Inc.[a,b]	134,463	584,914
Mind CTI Ltd.	44,545	108,690
Mitek Systems Inc.[a,b]	68,557	421,626
MobileIron Inc.[a,b]	108,207	405,776
Model N Inc.[a]	60,658	536,823
NetSol Technologies Inc.[a]	23,786	123,687
Park City Group Inc.[a,b]	33,683	427,774
PROS Holdings Inc.[a,b]	60,141	1,294,234
QAD Inc. Class A	22,897	696,069
Rosetta Stone Inc.[a]	46,083	410,600
Rubicon Project Inc. (The)[a]	86,767	643,811
Sapiens International Corp. NV	56,529	810,626
Seachange International Inc.[a]	87,034	200,178
SITO Mobile Ltd.[a]	40,889	150,880
Tangoe Inc.[a]	64,214	506,006
Telenav Inc.[a]	75,888	535,010
Top Image Systems Ltd.[a]	32,434	39,570
Upland Software Inc.[a,b]	14,960	133,892
Varonis Systems Inc.[a]	29,610	793,548
VirnetX Holding Corp.[a,b]	112,616	247,755
Workiva Inc.[a,b]	53,020	723,723
Zedge Inc. Class Ba	11,122	34,812
Zix Corp.[a]	134,981	666,806

		16,338,044
SPECIALTY RETAIL — 2.12%
America’s Car-Mart Inc./TXa,b	18,907	827,181
Barnes & Noble Education Inc.[a]	93,683	1,074,544
Big 5 Sporting Goods Corp.	41,321	716,919
Boot Barn Holdings Inc.[a,b]	31,031	388,508
Build-A-Bear Workshop Inc.[a,b]	35,062	482,103
Christopher & Banks Corp.[a]	75,411	176,462
Citi Trends Inc.	38,337	722,269
Conn’s Inc.[a]	47,456	600,318
Container Store Group Inc. (The)[a,b]	37,234	236,436
Destination Maternity Corp.	32,650	168,801
Destination XL Group Inc.[a,b]	90,019	382,581
Francesca’s Holdings Corp.[a]	89,952	1,621,835
Haverty Furniture Companies Inc.	44,214	1,047,872
hhgregg Inc.[a,b]	37,655	53,847
Kirkland’s Inc.[a]	35,181	545,657

Security	Shares	Value
Lumber Liquidators Holdings Inc.[a,b]	61,310	$965,019
MarineMax Inc.[a]	59,159	1,144,727
New York & Co. Inc.[a]	64,915	147,357
Perfumania Holdings Inc.[a]	15,598	22,617
Pier 1 Imports Inc.	194,093	1,657,554
Sears Hometown and Outlet Stores Inc.[a,b]	25,259	118,717
Shoe Carnival Inc.	33,288	898,110
Sportsman’s Warehouse Holdings Inc.[a,b]	66,754	626,820
Stage Stores Inc.	58,078	253,801
Stein Mart Inc.	72,517	397,393
Tandy Leather Factory Inc.[a]	14,127	114,429
Tilly’s Inc. Class Aa,b	32,370	426,960
Trans World Entertainment Corp.[a]	17,132	56,536
West Marine Inc.[a]	47,924	501,764
Winmark Corp.	6,304	795,250
Zumiez Inc.[a,b]	42,165	921,305

		18,093,692
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.31%
AstroNova Inc.	15,340	218,595
Avid Technology Inc.[a,b]	74,845	329,318
Concurrent Computer Corp.	29,008	155,193
CPI Card Group Inc.[b]	48,904	202,952
Imation Corp.[a,b]	87,317	71,600
Immersion Corp.[a,b]	67,369	716,132
Intevac Inc.[a]	48,110	411,340
TransAct Technologies Inc.	21,873	144,362
USA Technologies Inc.[a,b]	87,701	377,114
Xplore Technologies Corp.[a,b]	22,241	44,927

		2,671,533
TEXTILES, APPAREL & LUXURY GOODS — 0.92%
Cherokee Inc.[a]	21,337	224,039
Crown Crafts Inc.	26,549	205,755
Culp Inc.	26,831	996,772
Delta Apparel Inc.[a]	18,797	389,662
Iconix Brand Group Inc.[a,b]	104,395	975,049
Lakeland Industries Inc.[a]	21,261	221,114
Mossimo Inc. Escrow[a,b]	21,276	—
Movado Group Inc.	35,809	1,029,509

326

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
Perry Ellis International Inc.[a]	31,162	$776,245
Rocky Brands Inc.	20,703	239,120
Sequential Brands Group Inc.[a]	91,386	427,686
Superior Uniform Group Inc.	23,235	455,871
Unifi Inc.[a]	36,461	1,189,722
Vera Bradley Inc.[a,b]	47,186	553,020
Vince Holding Corp.[a,b]	50,183	203,241

		7,886,805
THRIFTS & MORTGAGE FINANCE — 3.98%
ASB Bancorp. Inc.[a]	13,227	386,890
Atlantic Coast Financial Corp.[a]	39,932	271,538
Bank Mutual Corp.	107,529	1,016,149
BankFinancial Corp.	46,790	693,428
Bear State Financial Inc.	41,803	424,300
BSB Bancorp. Inc./MAa,b	27,204	787,556
Charter Financial Corp./MD	41,172	686,337
Clifton Bancorp. Inc.	61,702	1,043,998
Dime Community Bancshares Inc.	74,448	1,496,405
Entegra Financial Corp.[a]	16,964	349,458
ESSA Bancorp. Inc.	33,598	528,161
Federal Agricultural Mortgage Corp. Class C	20,840	1,193,507
First Defiance Financial Corp.	24,368	1,236,432
Hingham Institution for Savings	3,965	780,233
Home Bancorp. Inc.	20,298	783,706
HomeStreet Inc.[a,b]	56,169	1,774,940
HopFed Bancorp. Inc.	22,051	296,806
IMPAC Mortgage Holdings Inc.[a]	23,404	328,124
Lake Sunapee Bank Group	24,739	583,593
Meridian Bancorp. Inc.	121,533	2,296,974
Meta Financial Group Inc.	21,343	2,196,195
NMI Holdings Inc. Class Aa	122,056	1,299,896
OceanFirst Financial Corp.	61,005	1,831,980
Ocwen Financial Corp.[a,b]	237,091	1,277,920
Provident Bancorp. Inc.[a,b]	1,992	35,657
Provident Financial Holdings Inc.	24,425	493,874
Prudential Bancorp. Inc.	7,044	120,593
Randolph Bancorp Inc.[a,b]	14,315	230,758
Riverview Bancorp. Inc.	67,634	473,438
Security National Financial Corp. Class Aa	23,122	150,293
SI Financial Group Inc.	37,245	573,573
Stonegate Mortgage Corp.[a]	32,749	195,512

Security	Shares	Value
Territorial Bancorp. Inc.	24,932	$818,767
United Community Financial Corp./OH	129,609	1,158,704
United Financial Bancorp. Inc.	118,897	2,159,170
Walker & Dunlop Inc.[a]	65,229	2,035,145
Walter Investment Management Corp.[a]	42,803	203,314
Waterstone Financial Inc.	66,161	1,217,362
Western New England Bancorp Inc.	60,223	563,085

		33,993,771
TOBACCO — 0.07%
Alliance One International Inc.[a]	20,685	397,152
Turning Point Brands Inc.[a]	13,926	170,593

		567,745
TRADING COMPANIES & DISTRIBUTORS — 0.45%
CAI International Inc.[a]	36,177	313,655
DXP Enterprises Inc./TXa	30,891	1,073,153
General Finance Corp.[a,b]	24,557	136,291
Houston Wire & Cable Co.	41,785	271,603
Huttig Building Products Inc.[a]	57,325	378,918
Lawson Products Inc./DEa	15,113	359,690
Neff Corp.[a]	23,672	333,775
Titan Machinery Inc.[a,b]	41,254	601,071
Transcat Inc.[a]	14,615	157,842
Willis Lease Finance Corp.[a]	9,902	253,293

		3,879,291
WATER UTILITIES — 1.04%
AquaVenture Holdings Ltd.[a]	17,160	420,935
Artesian Resources Corp. Class A	21,313	680,737
Cadiz Inc.[a,b]	40,812	510,150
Connecticut Water Service Inc.	26,664	1,489,184
Consolidated Water Co. Ltd.	33,833	367,088
Global Water Resources Inc.[b]	21,633	196,860
Middlesex Water Co.	37,402	1,606,042
Pure Cycle Corp.[a]	42,938	236,159
SJW Corp.	37,609	2,105,352
York Water Co. (The)	32,433	1,238,941

		8,851,448

327

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.34%
Boingo Wireless Inc.[a,b]	86,706	$1,056,946
Leap Wireless International Inc.[a,c]	158,735	503,984
NII Holdings Inc.[a,b]	125,168	269,111
Spok Holdings Inc.	50,450	1,046,837

		2,876,878

TOTAL COMMON STOCKS (Cost: $805,103,506)		851,695,932

WARRANTS — 0.00%

ENERGY EQUIPMENT & SERVICES — 0.00%
Basic Energy Services Inc. (Expires 12/12/23)[a,b]	4,205	—

		—

TOTAL WARRANTS (Cost: $0)		—

SHORT-TERM INVESTMENTS — 15.46%

MONEY MARKET FUNDS — 15.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	131,293,571	131,319,830

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	648,571	$648,571

		131,968,401

TOTAL SHORT-TERM INVESTMENTS (Cost: $131,944,058)		131,968,401

TOTAL INVESTMENTS IN SECURITIES — 115.27% (Cost: $937,047,564)[g]		983,664,333
Other Assets, Less Liabilities — (15.27)%		(130,327,439)

NET ASSETS — 100.00%		$853,336,894

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Illiquid and non-transferable security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $959,474,420. Net unrealized appreciation was $24,189,913, of which $196,139,538 represented gross unrealized appreciation on securities and $171,949,625 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	21	Mar. 2017	ICE Markets Equity	$1,428,546	$1,424,745	$(3,801)

328

Schedule of Investments (Unaudited) (Continued)

iSHARES® MICRO-CAP ETF

December 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2		Level 3	Total
Investments:
Assets:
Common stocks	$851,169,305	$22,198		$504,429	$851,695,932
Warrants	—	0	[a]	—	0 [a]
Money market funds	131,968,401	—		—	131,968,401

Total	$983,137,706	$22,198		$504,429	$983,664,333

Derivative financial instruments[b]:
Liabilities:
Futures contracts	$(3,801)	$—		$—	$(3,801)

Total	$(3,801)	$—		$—	$(3,801)

[a]	Rounds to less than $1.
[b]	Shown at the unrealized appreciation (depreciation) on the contracts.

329

Schedule of Investments (Unaudited)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 97.81%

DIVERSIFIED REITS — 2.33%
iStar Inc.[a,b]	1,631,748	$20,184,723
RAIT Financial Trust	2,088,702	7,018,038

		27,202,761
MORTGAGE REITS — 95.24%
AG Mortgage Investment Trust Inc.[a]	604,419	10,341,609
AGNC Investment Corp.[a]	6,763,684	122,625,591
Altisource Residential Corp.[a]	1,191,234	13,151,223
Annaly Capital Management Inc.[a]	20,728,680	206,664,940
Anworth Mortgage Asset Corp.[a]	2,211,283	11,432,333
Apollo Commercial Real Estate Finance Inc.[a]	2,094,181	34,805,288
Ares Commercial Real Estate Corp.	608,225	8,350,929
ARMOUR Residential REIT Inc.[a]	840,960	18,240,422
Blackstone Mortgage Trust Inc. Class Aa	1,697,964	51,057,778
Capstead Mortgage Corp.[a]	2,190,138	22,317,506
Cherry Hill Mortgage Investment Corp.	150,321	2,734,339
Chimera Investment Corp.[a]	3,050,680	51,922,574
Colony Capital Inc.[a]	2,491,484	50,452,551
CYS Investments Inc.[a]	3,479,229	26,894,440
Drive Shack Inc.	394,911	1,484,865
Dynex Capital Inc.[a]	1,124,487	7,669,001
Ellington Residential Mortgage REIT	151,559	1,971,783
Great Ajax Corp.	334,692	4,441,363
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,008,813	19,157,359
Invesco Mortgage Capital Inc.[a]	2,557,953	37,346,114
Ladder Capital Corp.	1,310,884	17,985,328
MFA Financial Inc.[a]	6,707,511	51,178,309
MTGE Investment Corp.	1,049,051	16,470,101
New Residential Investment Corp.[a]	5,045,262	79,311,519
New York Mortgage Trust Inc.[a]	2,507,262	16,547,929
Orchid Island Capital Inc.	575,032	6,227,597
PennyMac Mortgage Investment Trust[a,c]	1,538,239	25,180,972

Security	Shares	Value
Redwood Trust Inc.[a]	1,469,974	$22,358,305
Resource Capital Corp.[a]	683,353	5,692,331
Starwood Property Trust Inc.[a]	4,807,994	105,535,468
Sutherland Asset Management Corp.	142,028	1,910,277
Two Harbors Investment Corp.[a]	6,029,667	52,578,696
Western Asset Mortgage Capital Corp.[a]	946,848	9,534,759

		1,113,573,599
SPECIALIZED REITS — 0.24%
Jernigan Capital Inc.	133,243	2,804,765

		2,804,765

TOTAL COMMON STOCKS (Cost: $1,179,742,317)		1,143,581,125

SHORT-TERM INVESTMENTS — 9.21%

MONEY MARKET FUNDS — 9.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	105,946,453	105,967,642
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	1,672,380	1,672,380

		107,640,022

TOTAL SHORT-TERM INVESTMENTS (Cost: $107,624,783)		107,640,022

TOTAL INVESTMENTS IN SECURITIES — 107.02% (Cost: $1,287,367,100)[g]		1,251,221,147
Other Assets, Less Liabilities — (7.02)%		(82,009,488)

NET ASSETS — 100.00%		$1,169,211,659

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $1,367,112,370. Net unrealized depreciation was $115,891,223, of which $54,640,119 represented gross unrealized appreciation on securities and $170,531,342 represented gross unrealized depreciation on securities.

330

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORTGAGE REAL ESTATE CAPPED ETF

December 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Mortgage Investment Trust	1,120,452	932,115	(514,328)	1,538,239	$25,180,972	$2,790,678	$(2,936,956)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,143,581,125	$—	$—	$1,143,581,125
Money market funds	107,640,022	—	—	107,640,022

Total	$1,251,221,147	$—	$—	$1,251,221,147

331

Schedule of Investments (Unaudited)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.90%

BIOTECHNOLOGY — 81.59%
ACADIA Pharmaceuticals Inc.[a,b]	1,697,002	$48,941,538
Acceleron Pharma Inc.[a,b]	528,932	13,498,345
Achillion Pharmaceuticals Inc.[a,b]	1,915,432	7,910,734
Acorda Therapeutics Inc.[a,b]	646,247	12,149,444
Adamas Pharmaceuticals Inc.[a,b]	308,020	5,205,538
Aduro Biotech Inc.[a,b]	943,456	10,755,398
Agios Pharmaceuticals Inc.[a,b]	588,746	24,568,371
Aimmune Therapeutics Inc.[a,b]	583,227	11,926,992
Akebia Therapeutics Inc.[a,b]	536,905	5,589,181
Alder Biopharmaceuticals Inc.[a,b]	704,803	14,659,902
Alexion Pharmaceuticals Inc.[a,b]	2,563,420	313,634,437
Alkermes PLC[a]	2,129,545	118,360,111
Alnylam Pharmaceuticals Inc.[a,b]	1,202,535	45,022,910
AMAG Pharmaceuticals Inc.[a,b]	479,394	16,682,911
Amarin Corp. PLC ADR[a,b]	3,501,818	10,785,599
Amgen Inc.	4,360,053	637,483,349
Amicus Therapeutics Inc.[a,b]	1,994,504	9,912,685
Aquinox Pharmaceuticals Inc.[a,b]	328,235	5,419,160
Ardelyx Inc.[a,b]	662,869	9,412,740
Arena Pharmaceuticals Inc.[a,b]	3,409,738	4,841,828
ARIAD Pharmaceuticals Inc.[a,b]	2,721,079	33,850,223
Array BioPharma Inc.[a,b]	2,361,891	20,761,022
Arrowhead Pharmaceuticals Inc.[a,b]	1,018,103	1,578,060
Atara Biotherapeutics Inc.[a,b]	404,438	5,743,020
Audentes Therapeutics Inc.[a,b]	298,959	5,461,981
Avexis Inc.[a,b]	380,853	18,178,114
BeiGene Ltd. ADR[a,b]	144,870	4,398,253
Bellicum Pharmaceuticals Inc.[a,b]	379,809	5,172,999
BioCryst Pharmaceuticals Inc.[a,b]	1,033,684	6,543,220
Biogen Inc.[a]	2,136,784	605,949,207
BioMarin Pharmaceutical Inc.[a,b]	2,409,930	199,638,601

Security	Shares	Value
Bluebird Bio Inc.[a,b]	522,729	$32,252,379
Blueprint Medicines Corp.[a,b]	382,947	10,741,663
Cascadian Therapeutics Inc.[a]	14,181	61,120
Celgene Corp.[a]	5,302,519	613,766,574
Celldex Therapeutics Inc.[a,b]	1,418,549	5,021,663
ChemoCentryx Inc.[a,b]	669,894	4,957,216
China Biologic Products Inc.[a]	380,241	40,883,512
Clovis Oncology Inc.[a,b]	540,710	24,018,338
Coherus Biosciences Inc.[a,b]	611,665	17,218,370
CoLucid Pharmaceuticals Inc.[a]	264,853	9,640,649
Curis Inc.[a,b]	1,966,804	6,057,756
Cytokinetics Inc.[a,b]	557,552	6,774,257
DBV Technologies SA ADR[a,b]	344,564	12,104,533
Eagle Pharmaceuticals Inc./DEa,b	216,374	17,167,113
Editas Medicine Inc.[a,b]	504,422	8,186,769
Enanta Pharmaceuticals Inc.[a,b]	266,764	8,936,594
Epizyme Inc.[a,b]	812,947	9,836,659
Esperion Therapeutics Inc.[a,b]	316,023	3,956,608
Exelixis Inc.[a,b]	4,014,127	59,850,634
FibroGen Inc.[a,b]	885,027	18,939,578
Five Prime Therapeutics Inc.[a,b]	398,542	19,970,940
Flexion Therapeutics Inc.[a,b]	385,742	7,336,813
Foundation Medicine Inc.[a,b]	491,255	8,695,214
Genomic Health Inc.[a,b]	469,123	13,787,525
Geron Corp.[a,b]	2,230,491	4,617,116
Gilead Sciences Inc.	8,522,569	610,301,166
Global Blood Therapeutics Inc.[a,b]	513,511	7,420,234
Grifols SA ADR	2,039,868	32,780,679
Halozyme Therapeutics Inc.[a,b]	1,814,653	17,928,772
Immunomedics Inc.[a,b]	1,484,800	5,449,216
Incyte Corp.[a]	2,639,851	264,697,860
Inovio Pharmaceuticals Inc.[a,b]	1,037,653	7,201,312
Insmed Inc.[a,b]	867,153	11,472,434
Insys Therapeutics Inc.[a,b]	1,005,736	9,252,771
Intellia Therapeutics Inc.[a,b]	495,331	6,493,789
Intercept Pharmaceuticals Inc.[a,b]	347,642	37,771,303
Ionis Pharmaceuticals Inc.[a,b]	1,698,418	81,235,333

332

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

December 31, 2016

Security	Shares	Value
Ironwood Pharmaceuticals Inc.[a,b]	1,837,727	$28,098,846
Juno Therapeutics Inc.[a,b]	1,483,618	27,966,199
Karyopharm Therapeutics Inc.[a,b]	577,735	5,430,709
Kite Pharma Inc.[a,b]	698,867	31,337,196
Lexicon Pharmaceuticals Inc.[a,b]	1,457,886	20,162,563
Ligand Pharmaceuticals Inc.[a,b]	292,878	29,759,334
Lion Biotechnologies Inc.[a,b]	869,112	6,040,328
Loxo Oncology Inc.[a,b]	298,311	9,580,258
MacroGenics Inc.[a,b]	488,158	9,977,950
MediciNova Inc.[a,b]	474,581	2,861,723
Merrimack Pharmaceuticals Inc.[a,b]	1,816,305	7,410,524
Minerva Neurosciences Inc.[a]	478,981	5,628,027
Momenta Pharmaceuticals Inc.[a,b]	995,214	14,977,971
Myriad Genetics Inc.[a,b]	958,944	15,985,596
NantKwest Inc.[a,b]	1,154,381	6,603,059
Neurocrine Biosciences Inc.[a,b]	1,217,346	47,111,290
NewLink Genetics Corp.[a,b]	408,238	4,196,687
Novavax Inc.[a,b]	3,801,210	4,789,525
OncoMed Pharmaceuticals Inc.[a,b]	519,822	4,007,828
Ophthotech Corp.[a,b]	500,229	2,416,106
OPKO Health Inc.[a,b]	7,804,972	72,586,240
Organovo Holdings Inc.[a,b]	1,429,295	4,845,310
Otonomy Inc.[a,b]	423,092	6,727,163
PDL BioPharma Inc.	2,319,869	4,918,122
Portola Pharmaceuticals Inc.[a,b]	792,395	17,781,344
Progenics Pharmaceuticals Inc.[a,b]	981,616	8,481,162
Prothena Corp. PLC[a,b]	483,280	23,772,543
PTC Therapeutics Inc.[a,b]	480,907	5,246,695
Radius Health Inc.[a,b]	604,140	22,975,444
Regeneron Pharmaceuticals Inc.[a,b]	1,429,823	524,873,725
REGENXBIO Inc.[a]	364,327	6,758,266
Repligen Corp.[a,b]	474,104	14,611,885
Retrophin Inc.[a,b]	528,528	10,005,035
Rigel Pharmaceuticals Inc.[a,b]	1,376,523	3,276,125

Security	Shares	Value
Sage Therapeutics Inc.[a,b]	520,850	$26,594,601
Sangamo BioSciences Inc.[a,b]	989,692	3,018,561
Sarepta Therapeutics Inc.[a,b]	764,873	20,980,466
Seattle Genetics Inc.[a,b]	1,983,401	104,664,071
Seres Therapeutics Inc.[a,b]	565,546	5,598,905
Shire PLC ADR	1,140,803	194,370,015
Spark Therapeutics Inc.[a,b]	431,204	21,517,080
Spectrum Pharmaceuticals Inc.[a,b]	1,128,891	5,000,987
Synergy Pharmaceuticals Inc.[a,b]	2,521,728	15,357,324
TESARO Inc.[a,b]	723,903	97,350,475
Trevena Inc.[a,b]	733,248	4,311,498
Ultragenyx Pharmaceutical Inc.[a,b]	572,234	40,233,773
United Therapeutics Corp.[a,b]	594,659	85,291,940
Vanda Pharmaceuticals Inc.[a,b]	615,700	9,820,415
Versartis Inc.[a,b]	486,723	7,252,173
Vertex Pharmaceuticals Inc.[a,b]	3,473,626	255,902,027
XBiotech Inc.[a,b]	454,938	4,603,973
Xencor Inc.[a,b]	576,462	15,172,480

		6,219,061,877
HEALTH CARE EQUIPMENT & SUPPLIES — 0.21%
Cerus Corp.[a,b]	1,449,709	6,306,234
Novocure Ltd.[a,b]	1,194,183	9,374,337

		15,680,571
HEALTH CARE TECHNOLOGY — 0.22%
NantHealth Inc.[a,b]	1,668,380	16,583,697

		16,583,697
LIFE SCIENCES TOOLS & SERVICES — 7.01%
Albany Molecular Research Inc.[a,b]	601,062	11,275,923
Bio-Techne Corp.	522,841	53,763,740
Compugen Ltd.[a,b]	713,367	3,638,172
Illumina Inc.[a,b]	2,055,418	263,175,721
INC Research Holdings Inc.[a,b]	751,304	39,518,590
Luminex Corp.[a,b]	610,777	12,356,019
NanoString Technologies Inc.[a,b]	294,037	6,557,025
Pacific Biosciences of California Inc.[a,b]	1,298,159	4,933,004

333

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

December 31, 2016

Security	Shares	Value
PRA Health Sciences Inc.[a,b]	860,440	$47,427,453
QIAGEN NVa	3,282,424	91,973,520

		534,619,167
PHARMACEUTICALS — 10.87%
Aerie Pharmaceuticals Inc.[a,b]	467,786	17,705,700
Akorn Inc.[a,b]	1,755,279	38,317,741
Amphastar Pharmaceuticals Inc.[a,b]	644,743	11,876,166
ANI Pharmaceuticals Inc.[a,b]	162,273	9,836,989
Aralez Pharmaceuticals Inc.[a,b]	900,339	3,970,495
Aratana Therapeutics Inc.[a,b]	511,451	3,672,218
Cempra Inc.[a,b]	734,058	2,055,362
Clearside Biomedical Inc.[a]	283,038	2,530,360
Collegium Pharmaceutical Inc.[a,b]	400,957	6,242,900
Depomed Inc.[a,b]	862,913	17,387,697
Dermira Inc.[a,b]	498,885	15,131,182
Endo International PLC[a]	3,123,284	51,440,487
Flamel Technologies SA ADR[a]	565,440	5,874,922
Foamix Pharmaceuticals Ltd.[a,b]	511,799	5,680,969
GW Pharmaceuticals PLC ADR[a,b]	264,098	29,512,951
Horizon Pharma PLC[a,b]	2,259,709	36,562,092
Impax Laboratories Inc.[a,b]	1,035,304	13,717,778
Innoviva Inc.[a,b]	1,524,381	16,310,877
Intra-Cellular Therapies Inc.[a,b]	595,413	8,984,782
Jazz Pharmaceuticals PLC[a,b]	839,470	91,527,414
Medicines Co. (The)[a,b]	992,024	33,669,295
Mylan NVa,b	7,498,426	286,064,952
Nektar Therapeutics[a,b]	2,141,486	26,276,033
Omeros Corp.[a,b]	601,356	5,965,451
Pacira Pharmaceuticals Inc./DEa,b	524,115	16,928,914
Paratek Pharmaceuticals Inc.[a]	311,379	4,795,237
Revance Therapeutics Inc.[a,b]	399,633	8,272,403
Sucampo Pharmaceuticals Inc. Class Aa,b	642,353	8,703,883
Supernus Pharmaceuticals Inc.[a,b]	693,803	17,518,526
Teligent Inc.[a,b]	744,590	4,921,740

Security	Shares	Value
Theravance Biopharma Inc.[a,b]	726,868	$23,172,552
Zogenix Inc.[a,b]	347,457	4,221,603

		828,849,671

TOTAL COMMON STOCKS (Cost: $9,962,112,317)		7,614,794,983

SHORT-TERM INVESTMENTS — 13.58%

MONEY MARKET FUNDS — 13.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	1,025,376,035	1,025,581,110
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	9,141,177	9,141,177

		1,034,722,287

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,034,535,598)		1,034,722,287

TOTAL INVESTMENTS IN SECURITIES — 113.48% (Cost: $10,996,647,915)[f]		8,649,517,270
Other Assets, Less Liabilities — (13.48)%		(1,027,137,568)

NET ASSETS — 100.00%		$7,622,379,702

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $11,179,092,263. Net unrealized depreciation was $2,529,574,993, of which $76,805,326 represented gross unrealized appreciation on securities and $2,606,380,319 represented gross unrealized depreciation on securities.

334

Schedule of Investments (Unaudited) (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,614,794,983	$—	$—	$7,614,794,983
Money market funds	1,034,722,287	—	—	1,034,722,287

Total	$8,649,517,270	$—	$—	$8,649,517,270

335

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.88%

CONSTRUCTION MATERIALS — 2.00%
Eagle Materials Inc.	31,659	$3,119,361
Martin Marietta Materials Inc.	41,617	9,219,414
Vulcan Materials Co.	86,759	10,857,889

		23,196,664
CONTAINERS & PACKAGING — 6.13%
AptarGroup Inc.	41,161	3,023,276
Avery Dennison Corp.	58,429	4,102,884
Ball Corp.	114,619	8,604,448
Bemis Co. Inc.	61,527	2,942,221
Berry Plastics Group Inc.[a,b]	79,839	3,890,555
Crown Holdings Inc.[a]	91,785	4,825,138
Graphic Packaging Holding Co.	208,509	2,602,192
Greif Inc. Class A	16,940	869,191
International Paper Co.	269,643	14,307,258
Owens-Illinois Inc.[a]	106,391	1,852,267
Packaging Corp. of America	61,313	5,200,569
Sealed Air Corp.	126,921	5,754,598
Silgan Holdings Inc.	24,557	1,256,827
Sonoco Products Co.	65,559	3,454,959
WestRock Co.	164,640	8,358,773

		71,045,156
ENERGY EQUIPMENT & SERVICES — 15.42%
Baker Hughes Inc.	277,234	18,011,893
Core Laboratories NV	28,962	3,476,599
Diamond Offshore Drilling Inc.[b]	42,190	746,763
Dril-Quip Inc.[a]	24,592	1,476,750
Ensco PLC Class A	198,933	1,933,629
FMC Technologies Inc.[a]	148,190	5,265,191
Forum Energy Technologies Inc.[a,b]	47,004	1,034,088
Frank’s International NVb	32,033	394,326
Halliburton Co.	566,841	30,660,430
Helmerich & Payne Inc.	71,025	5,497,335
Nabors Industries Ltd.	186,091	3,051,892
National Oilwell Varco Inc.	247,655	9,272,203
Noble Corp. PLC	160,428	949,734
Oceaneering International Inc.	64,342	1,815,088
Oil States International Inc.[a,b]	33,866	1,320,774
Patterson-UTI Energy Inc.	97,245	2,617,835
Precision Drilling Corp.	192,091	1,046,896
Rowan Companies PLC Class A	82,127	1,551,379
RPC Inc.	38,744	767,519

Security	Shares	Value
Schlumberger Ltd.	912,311	$76,588,509
Superior Energy Services Inc.	99,363	1,677,247
Transocean Ltd.[a]	255,595	3,767,470
U.S. Silica Holdings Inc.	47,002	2,664,073
Weatherford International PLC[a,b]	644,081	3,213,964

		178,801,587
METALS & MINING — 6.57%
Agnico Eagle Mines Ltd.	147,901	6,211,842
Alcoa Corp.	95,960	2,694,557
Barrick Gold Corp.	764,199	12,211,900
Compass Minerals International Inc.	22,151	1,735,531
Eldorado Gold Corp.[a,b]	470,365	1,514,575
Franco-Nevada Corp.[b]	116,827	6,981,581
Goldcorp Inc.	559,543	7,609,785
Kinross Gold Corp.[a]	817,433	2,542,217
New Gold Inc.[a]	338,279	1,183,976
Newmont Mining Corp.	348,024	11,857,178
Pan American Silver Corp.[b]	99,651	1,501,741
Royal Gold Inc.	42,883	2,716,638
Silver Wheaton Corp.[b]	289,706	5,597,120
Tahoe Resources Inc.	204,238	1,923,922
Teck Resources Ltd. Class B	305,304	6,115,239
Turquoise Hill Resources Ltd.[a]	647,163	2,090,336
Yamana Gold Inc.	620,806	1,744,465

		76,232,603
OIL, GAS & CONSUMABLE FUELS — 69.36%
Anadarko Petroleum Corp.	366,484	25,554,929
Antero Resources Corp.[a]	94,816	2,242,398
Apache Corp.	248,800	15,791,336
Cabot Oil & Gas Corp.	304,878	7,121,950
Callon Petroleum Co.[a]	131,729	2,024,675
Cameco Corp.	259,866	2,720,797
Canadian Natural Resources Ltd.	725,014	23,113,446
Carrizo Oil & Gas Inc.[a,b]	40,109	1,498,071
Cenovus Energy Inc.	546,293	8,265,413
Cheniere Energy Inc.[a,b]	154,283	6,391,945
Chesapeake Energy Corp.[a]	489,412	3,435,672
Chevron Corp.	765,912	90,147,842
Cimarex Energy Co.	62,265	8,461,814
Concho Resources Inc.[a,b]	95,770	12,699,102
ConocoPhillips	812,457	40,736,594
CONSOL Energy Inc.	115,973	2,114,188
Continental Resources Inc./OKa,b	56,559	2,915,051

336

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

December 31, 2016

Security	Shares	Value
Crescent Point Energy Corp.	355,453	$4,830,606
CVR Energy Inc.[b]	10,107	256,617
Denbury Resources Inc.[a]	262,740	966,883
Devon Energy Corp.	343,336	15,680,155
Diamondback Energy Inc.[a,b]	58,074	5,868,958
Enbridge Inc.	615,482	25,924,102
Encana Corp.	637,859	7,488,465
Energen Corp.	63,736	3,675,655
EOG Resources Inc.	377,997	38,215,497
EQT Corp.	113,253	7,406,746
Exxon Mobil Corp.	998,754	90,147,536
Gulfport Energy Corp.[a]	101,173	2,189,384
Hess Corp.	174,854	10,891,656
HollyFrontier Corp.	115,429	3,781,454
Kinder Morgan Inc./DE	1,258,877	26,071,343
Kosmos Energy Ltd.[a,b]	103,584	726,124
Laredo Petroleum Inc.[a,b]	91,893	1,299,367
Marathon Oil Corp.	555,534	9,616,294
Marathon Petroleum Corp.	346,099	17,426,085
Matador Resources Co.[a,b]	60,805	1,566,337
Murphy Oil Corp.	106,278	3,308,434
Newfield Exploration Co.[a]	129,507	5,245,034
Noble Energy Inc.	281,095	10,698,476
Oasis Petroleum Inc.[a,b]	155,191	2,349,592
Occidental Petroleum Corp.	501,096	35,693,068
ONEOK Inc.	138,019	7,923,671
Parsley Energy Inc. Class Aa,b	101,405	3,573,512
PBF Energy Inc.	71,424	1,991,301
PDC Energy Inc.[a]	36,593	2,655,920
Phillips 66	290,304	25,085,169
Pioneer Natural Resources Co.	111,291	20,040,170
QEP Resources Inc.	157,288	2,895,672
Range Resources Corp.	123,323	4,237,378
Rice Energy Inc.[a]	102,701	2,192,666
RSP Permian Inc.[a]	60,010	2,677,646
SemGroup Corp. Class A	34,863	1,455,530
SM Energy Co.	63,273	2,181,653
Southwestern Energy Co.[a]	322,233	3,486,561
Spectra Energy Corp.	460,002	18,901,482
Suncor Energy Inc.	1,091,863	35,693,001
Targa Resources Corp.	118,521	6,645,472
Tesoro Corp.	76,608	6,699,370
TransCanada Corp.	566,317	25,569,213
Valero Energy Corp.	296,823	20,278,947
Western Refining Inc.	51,941	1,965,967

Security	Shares	Value
Whiting Petroleum Corp.[a,b]	186,690	$2,244,014
Williams Companies Inc. (The)	448,032	13,951,716
World Fuel Services Corp.	46,247	2,123,200
WPX Energy Inc.[a]	226,164	3,295,209

		804,323,531
PAPER & FOREST PRODUCTS — 0.40%
Domtar Corp.	40,942	1,597,966
KapStone Paper and Packaging Corp.	57,542	1,268,801
Louisiana-Pacific Corp.[a]	93,277	1,765,734

		4,632,501

TOTAL COMMON STOCKS
(Cost: $1,396,339,118)		1,158,232,042

SHORT-TERM INVESTMENTS — 3.40%

MONEY MARKET FUNDS — 3.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	38,908,388	38,916,169
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	537,107	537,107

		39,453,276

TOTAL SHORT-TERM INVESTMENTS (Cost: $39,450,673)		39,453,276

TOTAL INVESTMENTS IN SECURITIES — 103.28% (Cost: $1,435,789,791)[f]		1,197,685,318
Other Assets, Less Liabilities — (3.28)%		(38,047,387)

NET ASSETS — 100.00%		$1,159,637,931

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,477,402,244. Net unrealized depreciation was $279,716,926, of which $60,395,037 represented gross unrealized appreciation on securities and $340,111,963 represented gross unrealized depreciation on securities.

337

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN NATURAL RESOURCES ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,158,232,042	$—	$—	$1,158,232,042
Money market funds	39,453,276	—	—	39,453,276

Total	$1,197,685,318	$—	$—	$1,197,685,318

338

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.95%

COMMUNICATIONS EQUIPMENT — 5.50%
ADTRAN Inc.	10,137	$226,562
Arista Networks Inc.[a]	8,669	838,899
ARRIS International PLC[a]	39,801	1,199,204
Brocade Communications Systems Inc.	84,049	1,049,772
Ciena Corp.[a]	29,048	709,062
Cisco Systems Inc.	1,048,434	31,683,676
CommScope Holding Co. Inc.[a]	40,312	1,499,606
EchoStar Corp. Class Aa	9,736	500,333
F5 Networks Inc.[a,b]	13,674	1,978,901
Finisar Corp.[a]	23,122	699,903
Harris Corp.	25,987	2,662,888
Infinera Corp.[a]	30,060	255,209
InterDigital Inc./PA	7,181	655,984
Ixia[a]	12,890	207,529
Juniper Networks Inc.	79,612	2,249,835
Lumentum Holdings Inc.[a]	11,558	446,717
Motorola Solutions Inc.	34,616	2,869,320
NETGEAR Inc.[a]	6,945	377,461
NetScout Systems Inc.[a,b]	19,261	606,722
Oclaro Inc.[a]	26,395	236,235
Palo Alto Networks Inc.[a,b]	19,112	2,389,956
Plantronics Inc.	6,949	380,527
Ubiquiti Networks Inc.[a,b]	5,384	311,195
ViaSat Inc.[a,b]	10,816	716,236
Viavi Solutions Inc.[a]	48,632	397,810

		55,149,542
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.66%
Amphenol Corp. Class A	64,428	4,329,562
Anixter International Inc.[a]	5,964	483,382
Arrow Electronics Inc.[a]	18,752	1,337,018
Avnet Inc.	26,645	1,268,568
AVX Corp.	9,418	147,203
Belden Inc.	8,777	656,256
Benchmark Electronics Inc.[a]	10,322	314,821
CDW Corp./DE	33,600	1,750,224
Celestica Inc.[a]	25,503	302,211
Cognex Corp.	17,816	1,133,454
Coherent Inc.[a]	5,096	700,114
Corning Inc.	198,591	4,819,804

Security	Shares	Value
Dolby Laboratories Inc. Class A	11,947	$539,885
Fabrinet[a]	7,714	310,874
Fitbit Inc.[a]	29,202	213,759
FLIR Systems Inc.	28,392	1,027,506
II-VI Inc.[a]	11,342	336,290
IPG Photonics Corp.[a]	7,776	767,569
Itron Inc.[a]	6,908	434,168
Jabil Circuit Inc.	38,845	919,461
Keysight Technologies Inc.[a]	35,379	1,293,810
Knowles Corp.[a]	18,692	312,343
Littelfuse Inc.	4,705	714,078
Methode Electronics Inc.	7,753	320,586
National Instruments Corp.	22,162	683,033
OSI Systems Inc.[a,b]	3,736	284,384
Plexus Corp.[a]	6,929	374,443
Sanmina Corp.[a]	15,269	559,609
SYNNEX Corp.	6,049	732,050
TE Connectivity Ltd.	74,218	5,141,823
Tech Data Corp.[a]	7,385	625,362
Trimble Inc.[a]	52,452	1,581,428
Universal Display Corp.[a,b]	9,240	520,212
VeriFone Systems Inc.[a]	23,107	409,687
Vishay Intertechnology Inc.	27,714	448,967
Zebra Technologies Corp. Class Aa	11,037	946,533

		36,740,477
INTERNET & DIRECT MARKETING RETAIL — 9.62%
Amazon.com Inc.[a]	82,374	61,769,791
Etsy Inc.[a]	20,079	236,531
Expedia Inc.	25,209	2,855,676
Groupon Inc.[a,b]	83,341	276,692
HSN Inc.	6,665	228,610
Liberty Expedia Holdings Inc. Class Aa	11,324	449,223
Liberty Interactive Corp. QVC Group Series Aa	92,857	1,855,283
Liberty TripAdvisor Holdings Inc. Class Aa,b	14,897	224,200
Liberty Ventures Series Aa	16,975	625,868
Netflix Inc.[a]	89,634	11,096,689
Priceline Group Inc. (The)[a]	10,305	15,107,748
Shutterfly Inc.[a,b]	7,175	360,041
TripAdvisor Inc.[a,b]	23,920	1,109,170
Wayfair Inc. Class Aa,b	6,330	221,867

		96,417,389

339

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

December 31, 2016

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 17.10%
2U Inc.[a]	8,667	$261,310
Akamai Technologies Inc.[a]	36,125	2,408,815
Alphabet Inc. Class Aa	54,584	43,255,091
Alphabet Inc. Class Ca	54,710	42,226,272
Bankrate Inc.[a]	9,517	105,163
comScore Inc.[a,b]	9,294	293,504
Cornerstone OnDemand Inc.[a]	10,504	444,424
CoStar Group Inc.[a]	6,809	1,283,428
eBay Inc.[a]	217,149	6,447,154
Endurance International Group Holdings Inc.[a,b]	13,306	123,746
Envestnet Inc.[a,b]	8,857	312,209
Facebook Inc. Class Aa	488,908	56,248,865
GoDaddy Inc. Class Aa,b	10,367	362,327
Gogo Inc.[a,b]	11,568	106,657
GrubHub Inc.[a]	17,903	673,511
IAC/InterActiveCorp	15,290	990,639
j2 Global Inc.	10,069	823,644
LogMeIn Inc.	5,349	516,446
New Relic Inc.[a,b]	6,636	187,467
NIC Inc.	12,970	309,983
Pandora Media Inc.[a,b]	48,074	626,885
Shutterstock Inc.[a]	3,945	187,466
Stamps.com Inc.[a,b]	3,312	379,721
Twitter Inc.[a,b]	125,703	2,048,959
VeriSign Inc.[a,b]	19,042	1,448,525
Web.com Group Inc.[a,b]	10,487	221,800
WebMD Health Corp.[a,b]	8,076	400,327
Yahoo! Inc.[a]	183,336	7,089,603
Yelp Inc.[a]	12,544	478,303
Zillow Group Inc. Class Aa	9,588	349,483
Zillow Group Inc. Class Ca,b	21,878	797,891

		171,409,618
IT SERVICES — 17.42%
Accenture PLC Class A	129,558	15,175,129
Acxiom Corp.[a]	16,302	436,894
Alliance Data Systems Corp.	12,047	2,752,739
Automatic Data Processing Inc.	94,231	9,685,062
Black Knight Financial Services Inc. Class Aa,b	4,848	183,254
Blackhawk Network Holdings Inc.[a]	11,648	438,838

Security	Shares	Value
Booz Allen Hamilton Holding Corp.	31,203	$1,125,492
Broadridge Financial Solutions Inc.	24,925	1,652,528
CACI International Inc. Class Aa	5,099	633,806
Cardtronics PLC Class Aa,b	9,486	517,651
Cognizant Technology Solutions Corp. Class Aa	126,717	7,099,954
Computer Sciences Corp.	29,419	1,748,077
Convergys Corp.	20,058	492,624
CoreLogic Inc./U.S.[a]	18,077	665,776
CSG Systems International Inc.	6,756	326,990
CSRA Inc.	30,448	969,464
DST Systems Inc.	6,697	717,584
EPAM Systems Inc.[a]	9,432	606,572
Euronet Worldwide Inc.[a]	10,922	791,080
EVERTEC Inc.	12,595	223,561
ExlService Holdings Inc.[a]	7,023	354,240
Fidelity National Information Services Inc.	68,555	5,185,500
First Data Corp. Class Aa	39,616	562,151
Fiserv Inc.[a]	45,334	4,818,098
FleetCor Technologies Inc.[a,b]	19,353	2,738,837
Gartner Inc.[a,b]	17,215	1,739,920
Genpact Ltd.[a]	28,577	695,564
Global Payments Inc.	32,141	2,230,907
International Business Machines Corp.	180,722	29,998,045
Jack Henry & Associates Inc.	16,348	1,451,375
Leidos Holdings Inc.	29,743	1,521,057
ManTech International Corp./VA Class A	5,275	222,869
MasterCard Inc. Class A	198,806	20,526,719
MAXIMUS Inc.	13,550	755,955
NeuStar Inc. Class Aa	10,366	346,224
Paychex Inc.	67,209	4,091,684
PayPal Holdings Inc.[a]	234,380	9,250,979
Sabre Corp.	43,407	1,083,005
Science Applications International Corp.	9,397	796,866
Syntel Inc.	5,743	113,654
TeleTech Holdings Inc.	3,269	99,705
Teradata Corp.[a,b]	27,112	736,633
Total System Services Inc.	34,492	1,691,143
Travelport Worldwide Ltd.	25,711	362,525

340

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

December 31, 2016

Security	Shares	Value
Vantiv Inc. Class Aa	32,602	$1,943,731
Visa Inc. Class A	390,065	30,432,871
Western Union Co. (The)	101,493	2,204,428
WEX Inc.[a]	8,037	896,929
Xerox Corp.	178,080	1,554,638

		174,649,327
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 15.49%
Acacia Communications Inc.[a,b]	2,822	174,258
Advanced Energy Industries Inc.[a]	8,356	457,491
Advanced Micro Devices Inc.[a]	159,093	1,804,115
Amkor Technology Inc.[a]	25,961	273,889
Analog Devices Inc.	64,366	4,674,259
Applied Materials Inc.	225,755	7,285,114
Broadcom Ltd.	82,988	14,669,789
Cabot Microelectronics Corp.	5,003	316,039
Cavium Inc.[a]	14,024	875,659
Cirrus Logic Inc.[a]	13,338	754,131
Cree Inc.[a,b]	20,939	552,580
Cypress Semiconductor Corp.	67,390	770,942
Diodes Inc.[a,b]	8,131	208,723
Entegris Inc.[a]	29,707	531,755
First Solar Inc.[a,b]	16,344	524,479
Inphi Corp.[a]	7,854	350,445
Integrated Device Technology Inc.[a]	27,953	658,573
Intel Corp.	989,794	35,899,828
Intersil Corp. Class A	28,652	638,940
KLA-Tencor Corp.	32,638	2,567,958
Lam Research Corp.	33,988	3,593,551
Linear Technology Corp.	50,156	3,127,227
MACOM Technology Solutions Holdings Inc.[a,b]	5,207	240,980
Marvell Technology Group Ltd.	93,047	1,290,562
Maxim Integrated Products Inc.	59,167	2,282,071
Microchip Technology Inc.	45,062	2,890,727
Micron Technology Inc.[a]	217,517	4,767,973
Microsemi Corp.[a]	23,999	1,295,226
MKS Instruments Inc.	11,189	664,627
Monolithic Power Systems Inc.	7,756	635,449
NVIDIA Corp.	112,576	12,016,362
ON Semiconductor Corp.[a]	87,229	1,113,042
Power Integrations Inc.	6,097	413,681
Qorvo Inc.[a]	26,677	1,406,678

Security	Shares	Value
QUALCOMM Inc.	308,465	$20,111,918
Rambus Inc.[a,b]	22,934	315,801
Semtech Corp.[a]	13,787	434,980
Silicon Laboratories Inc.[a]	8,758	569,270
Skyworks Solutions Inc.	38,765	2,894,195
SunPower Corp.[a,b]	12,731	84,152
Synaptics Inc.[a]	7,220	386,848
Teradyne Inc.	41,891	1,064,031
Tessera Holding Corp.	10,049	444,166
Texas Instruments Inc.	208,753	15,232,706
Veeco Instruments Inc.[a]	8,615	251,127
Versum Materials Inc.[a]	22,750	638,592
Xilinx Inc.	52,738	3,183,793

		155,338,702
SOFTWARE — 19.81%
ACI Worldwide Inc.[a,b]	24,533	445,274
Activision Blizzard Inc.	142,808	5,156,797
Adobe Systems Inc.[a]	103,852	10,691,563
ANSYS Inc.[a]	18,112	1,675,179
Aspen Technology Inc.[a,b]	16,165	883,902
Autodesk Inc.[a,b]	40,862	3,024,197
Barracuda Networks Inc.[a]	5,812	124,551
Blackbaud Inc.	10,011	640,704
CA Inc.	65,431	2,078,743
Cadence Design Systems Inc.[a]	60,018	1,513,654
CDK Global Inc.	31,224	1,863,761
Citrix Systems Inc.[a]	32,576	2,909,363
CommVault Systems Inc.[a]	8,836	454,170
Dell Technologies Inc. Class V Class Va	46,649	2,564,296
Ebix Inc.[b]	4,652	265,397
Electronic Arts Inc.[a]	63,026	4,963,928
Ellie Mae Inc.[a,b]	6,952	581,743
Fair Isaac Corp.	6,477	772,188
FireEye Inc.[a,b]	31,759	377,932
Fortinet Inc.[a]	30,656	923,359
Gigamon Inc.[a]	6,427	292,750
Guidewire Software Inc.[a,b]	15,386	758,991
HubSpot Inc.[a]	6,428	302,116
Imperva Inc.[a,b]	6,137	235,661
Intuit Inc.	50,929	5,836,973
Manhattan Associates Inc.[a,b]	14,840	786,965
Mentor Graphics Corp.	22,933	845,998

341

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

December 31, 2016

Security	Shares	Value
Microsoft Corp.	1,407,680	$87,473,235
MicroStrategy Inc. Class Aa	1,981	391,049
Nuance Communications Inc.[a]	53,614	798,849
Open Text Corp.	25,314	1,564,658
Oracle Corp.	625,971	24,068,585
Paycom Software Inc.[a,b]	8,516	387,393
Paylocity Holding Corp.[a,b]	4,956	148,730
Pegasystems Inc.	7,371	265,356
Progress Software Corp.	10,228	326,580
Proofpoint Inc.[a,b]	8,894	628,361
PTC Inc.[a]	24,047	1,112,655
RealPage Inc.[a]	10,999	329,970
Red Hat Inc.[a]	37,468	2,611,520
salesforce.com inc.[a]	133,326	9,127,498
ServiceNow Inc.[a,b]	34,415	2,558,411
Splunk Inc.[a,b]	28,162	1,440,486
SS&C Technologies Holdings Inc.	35,663	1,019,962
Symantec Corp.	130,076	3,107,516
Synchronoss Technologies Inc.[a]	8,688	332,750
Synopsys Inc.[a]	31,661	1,863,566
Tableau Software Inc. Class Aa	12,088	509,509
Take-Two Interactive Software Inc.[a]	18,171	895,649
TiVo Corp.[a]	24,768	517,651
Tyler Technologies Inc.[a]	6,991	998,105
Ultimate Software Group Inc. (The)[a]	6,053	1,103,765
Verint Systems Inc.[a]	13,327	469,777
VMware Inc. Class Aa,b	14,865	1,170,321
Workday Inc. Class Aa	25,536	1,687,674
Zendesk Inc.[a]	15,567	330,020
Zynga Inc. Class Aa,b	162,271	417,036

		198,626,792
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.35%
3D Systems Corp.[a,b]	22,100	293,709
Apple Inc.	765,988	88,716,730
BlackBerry Ltd.[a,b]	99,818	687,746
Cray Inc.[a,b]	8,365	173,156
Diebold Nixdorf Inc.	15,576	391,736
Electronics For Imaging Inc.[a]	9,790	429,389
Hewlett Packard Enterprise Co.	347,963	8,051,864

Security	Shares	Value
HP Inc.	357,277	$5,301,991
NCR Corp.[a]	25,819	1,047,219
NetApp Inc.	57,642	2,033,033
Seagate Technology PLC	61,649	2,353,142
Super Micro Computer Inc.[a]	7,776	218,117
Western Digital Corp.	59,607	4,050,296

		113,748,128

TOTAL COMMON STOCKS
(Cost: $839,944,973)		1,002,079,975

SHORT-TERM INVESTMENTS — 2.52%

MONEY MARKET FUNDS — 2.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	24,656,358	24,661,289
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	641,849	641,849

		25,303,138

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,300,071)		25,303,138

TOTAL INVESTMENTS IN SECURITIES — 102.47% (Cost: $865,245,044)[f]		1,027,383,113
Other Assets, Less Liabilities — (2.47)%		(24,768,109)

NET ASSETS — 100.00%		$1,002,615,004

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $873,629,001. Net unrealized appreciation was $153,754,112, of which $182,661,103 represented gross unrealized appreciation on securities and $28,906,991 represented gross unrealized depreciation on securities.

342

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,002,079,975	$—	$—	$1,002,079,975
Money market funds	25,303,138	—	—	25,303,138

Total	$1,027,383,113	$—	$—	$1,027,383,113

343

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

COMMUNICATIONS EQUIPMENT — 99.92%
ADTRAN Inc.	39,787	$889,240
Arista Networks Inc.[a,b]	34,047	3,294,728
ARRIS International PLC[a,b]	115,294	3,473,808
Brocade Communications Systems Inc.	282,700	3,530,923
Ciena Corp.[a,b]	114,534	2,795,775
Cisco Systems Inc.	220,905	6,675,749
CommScope Holding Co. Inc.[a,b]	94,949	3,532,103
EchoStar Corp. Class Aa	38,151	1,960,580
F5 Networks Inc.[a]	24,525	3,549,258
Finisar Corp.[a]	90,618	2,743,007
Harris Corp.	62,465	6,400,789
Infinera Corp.[a]	118,835	1,008,909
InterDigital Inc./PA	28,184	2,574,608
Ixia[a]	51,972	836,749
Juniper Networks Inc.	230,850	6,523,821
Lumentum Holdings Inc.[a,b]	44,982	1,738,554
Motorola Solutions Inc.	79,426	6,583,621
NETGEAR Inc.[a]	27,192	1,477,885
NetScout Systems Inc.[a,b]	75,281	2,371,352
Oclaro Inc.[a]	103,657	927,730
Palo Alto Networks Inc.[a]	50,645	6,333,157
Plantronics Inc.	27,366	1,498,562
Ubiquiti Networks Inc.[a]	20,945	1,210,621
ViaSat Inc.[a]	42,339	2,803,689
Viavi Solutions Inc.[a]	189,195	1,547,615

		76,282,833

TOTAL COMMON STOCKS (Cost: $78,137,175)		76,282,833

SHORT-TERM INVESTMENTS — 8.81%

MONEY MARKET FUNDS — 8.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	6,699,713	6,701,053
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	25,438	25,438

		6,726,491

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,725,792)		6,726,491

Value
TOTAL INVESTMENTS IN SECURITIES — 108.73% (Cost: $84,862,967)[f]	$83,009,324
Other Assets, Less Liabilities — (8.73)%	(6,663,997)

NET ASSETS — 100.00%	$76,345,327

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $85,648,491. Net unrealized depreciation was $2,639,167, of which $2,142,514 represented gross unrealized appreciation on securities and $4,781,681 represented gross unrealized depreciation on securities.

344

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH-MULTIMEDIA NETWORKING ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$76,282,833	$—	$—	$76,282,833
Money market funds	6,726,491	—	—	6,726,491

Total	$83,009,324	$—	$—	$83,009,324

345

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.98%

APPLICATION SOFTWARE — 55.31%
ACI Worldwide Inc.[a,b]	170,575	$3,095,936
Adobe Systems Inc.[a]	575,556	59,253,490
ANSYS Inc.[a]	125,725	11,628,305
Aspen Technology Inc.[a]	112,214	6,135,861
Autodesk Inc.[a]	284,562	21,060,434
Blackbaud Inc.	69,117	4,423,488
Cadence Design Systems Inc.[a]	416,588	10,506,349
CDK Global Inc.	217,221	12,965,921
Citrix Systems Inc.[a]	226,614	20,238,896
Ebix Inc.[b]	32,502	1,854,239
Ellie Mae Inc.[a,b]	48,732	4,077,894
Fair Isaac Corp.[b]	44,940	5,357,747
Guidewire Software Inc.[a,b]	106,772	5,267,063
HubSpot Inc.[a,b]	44,540	2,093,380
Intuit Inc.	351,015	40,229,829
Manhattan Associates Inc.[a]	103,396	5,483,090
Mentor Graphics Corp.	159,105	5,869,383
MicroStrategy Inc. Class Aa	13,666	2,697,668
Nuance Communications Inc.[a]	372,111	5,544,454
Open Text Corp.	190,041	11,746,434
Paycom Software Inc.[a]	58,573	2,664,486
Paylocity Holding Corp.[a]	35,096	1,053,231
Pegasystems Inc.	52,000	1,872,000
PTC Inc.[a]	167,969	7,771,926
RealPage Inc.[a]	77,242	2,317,260
salesforce.com inc.[a]	828,973	56,751,491
Splunk Inc.[a,b]	195,487	9,999,160
SS&C Technologies Holdings Inc.	247,541	7,079,673
Synchronoss Technologies Inc.[a]	61,292	2,347,484
Synopsys Inc.[a]	219,891	12,942,784
Tyler Technologies Inc.[a]	48,427	6,913,923
Ultimate Software Group Inc. (The)[a,b]	42,136	7,683,500
Verint Systems Inc.[a,b]	91,831	3,237,043
Workday Inc. Class Aa	177,262	11,715,246
Zendesk Inc.[a,b]	108,164	2,293,077

		376,172,145
HOME ENTERTAINMENT SOFTWARE — 11.12%
Activision Blizzard Inc.	957,118	34,561,531
Electronic Arts Inc.[a]	405,465	31,934,423

Security	Shares	Value
Take-Two Interactive Software Inc.[a]	125,750	$6,198,218
Zynga Inc. Class Aa	1,127,535	2,897,765

		75,591,937
SYSTEMS SOFTWARE — 33.55%
Barracuda Networks Inc.[a,b]	40,873	875,908
CA Inc.	455,328	14,465,771
CommVault Systems Inc.[a,b]	61,269	3,149,227
FireEye Inc.[a,b]	221,473	2,635,529
Fortinet Inc.[a]	213,668	6,435,680
Gigamon Inc.[a]	44,618	2,032,350
Imperva Inc.[a]	42,032	1,614,029
Microsoft Corp.	976,397	60,673,310
Oracle Corp.	1,476,331	56,764,927
Progress Software Corp.	70,670	2,256,493
Proofpoint Inc.[a,b]	61,702	4,359,246
Red Hat Inc.[a,b]	260,947	18,188,006
ServiceNow Inc.[a]	239,013	17,768,226
Symantec Corp.	905,809	21,639,777
Tableau Software Inc. Class Aa,b	83,857	3,534,572
TiVo Corp.[a]	173,842	3,633,298
VMware Inc. Class Aa,b	103,745	8,167,844

		228,194,193

TOTAL COMMON STOCKS (Cost: $738,509,226)		679,958,275

SHORT-TERM INVESTMENTS — 3.94%

MONEY MARKET FUNDS — 3.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	26,434,623	26,439,909
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	371,781	371,781

		26,811,690

TOTAL SHORT-TERM INVESTMENTS (Cost: $26,807,163)		26,811,690

346

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICAN TECH-SOFTWARE ETF

December 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 103.92% (Cost: $765,316,389)[f]	$706,769,965
Other Assets, Less Liabilities — (3.92)%	(26,685,227)

NET ASSETS — 100.00%	$680,084,738

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $769,548,757. Net unrealized depreciation was $62,778,792, of which $6,781,529 represented gross unrealized appreciation on securities and $69,560,321 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$679,958,275	$—	$—	$679,958,275
Money market funds	26,811,690	—	—	26,811,690

Total	$706,769,965	$—	$—	$706,769,965

347

Schedule of Investments (Unaudited)

iSHARES® PHLX SEMICONDUCTOR ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.91%

SEMICONDUCTOR EQUIPMENT — 12.18%
Applied Materials Inc.	835,443	$26,959,746
ASML Holding NV NYS[a]	125,441	14,074,480
Lam Research Corp.	253,738	26,827,719
MKS Instruments Inc.	107,091	6,361,205
Teradyne Inc.	402,091	10,213,112

		84,436,262
SEMICONDUCTORS — 87.73%
Advanced Micro Devices Inc.[b,c]	1,852,111	21,002,939
Analog Devices Inc.	362,355	26,314,220
Broadcom Ltd.	315,575	55,784,193
Cavium Inc.[b,c]	133,889	8,360,029
Cirrus Logic Inc.[c]	127,309	7,198,051
Cree Inc.[b,c]	199,234	5,257,785
Cypress Semiconductor Corp.	644,833	7,376,889
Integrated Device Technology Inc.[c]	267,846	6,310,452
Intel Corp.	1,550,504	56,236,780
Marvell Technology Group Ltd.	1,023,183	14,191,548
Maxim Integrated Products Inc.	566,060	21,832,934
Microchip Technology Inc.	406,486	26,076,077
Micron Technology Inc.[b,c]	1,377,430	30,193,266
Microsemi Corp.[b,c]	229,098	12,364,419
Monolithic Power Systems Inc.	81,277	6,659,025
NVIDIA Corp.	583,541	62,287,166
NXP Semiconductors NVc	271,319	26,591,975
ON Semiconductor Corp.[b,c]	833,194	10,631,555
Qorvo Inc.[b,c]	255,230	13,458,278
QUALCOMM Inc.	789,702	51,488,570
Silicon Motion Technology Corp. ADR	70,418	2,991,357
Skyworks Solutions Inc.	350,049	26,134,658
Taiwan Semiconductor Manufacturing Co. Ltd. ADR[b]	906,072	26,049,570
Texas Instruments Inc.	727,749	53,103,845
Xilinx Inc.	498,356	30,085,752

		607,981,333

TOTAL COMMON STOCKS (Cost: $674,240,333)		692,417,595

Security	Shares	Value
SHORT-TERM INVESTMENTS — 8.01%

MONEY MARKET FUNDS — 8.01%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	54,826,095	$54,837,060
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	707,612	707,612

		55,544,672

TOTAL SHORT-TERM INVESTMENTS (Cost: $55,544,672)		55,544,672

TOTAL INVESTMENTS IN SECURITIES — 107.92% (Cost: $729,785,005)[g]		747,962,267
Other Assets, Less Liabilities — (7.92)%		(54,918,595)

NET ASSETS — 100.00%		$693,043,672

ADR — American Depositary Receipts

NYS — New York Registered Shares

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	All or a portion of this security represents a security on loan.
[c]	Non-income earning security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $735,756,498. Net unrealized appreciation was $12,205,769, of which $34,904,270 represented gross unrealized appreciation on securities and $22,698,501 represented gross unrealized depreciation on securities.

348

Schedule of Investments (Unaudited) (Continued)

iSHARES® PHLX SEMICONDUCTOR ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$692,417,595	$—	$—	$692,417,595
Money market funds	55,544,672	—	—	55,544,672

Total	$747,962,267	$—	$—	$747,962,267

349

Schedule of Investments (Unaudited)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.66%

HEALTH CARE REITS — 34.74%
Care Capital Properties Inc.	114,449	$2,861,225
CareTrust REIT Inc.	83,270	1,275,696
Community Healthcare Trust Inc.	16,882	388,792
Global Medical REIT Inc.	17,880	159,490
HCP Inc.	526,081	15,635,127
Healthcare Realty Trust Inc.[a]	158,434	4,803,719
Healthcare Trust of America Inc. Class Aa	193,803	5,641,605
LTC Properties Inc.	53,664	2,521,135
MedEquities Realty Trust Inc.	28,508	316,439
Medical Properties Trust Inc.[a]	437,916	5,386,367
National Health Investors Inc.[a]	50,130	3,718,142
New Senior Investment Group Inc.	107,547	1,052,885
Omega Healthcare Investors Inc.[a]	235,421	7,359,260
Physicians Realty Trust	184,185	3,492,148
Quality Care Properties Inc.[b]	126,891	1,966,811
Sabra Health Care REIT Inc.[a]	88,862	2,170,010
Senior Housing Properties Trust	326,709	6,184,601
Universal Health Realty Income Trust	18,445	1,209,808
Ventas Inc.[a]	457,184	28,583,144
Welltower Inc.	468,058	31,327,122

		126,053,526
RESIDENTIAL REITS — 46.30%
American Campus Communities Inc.[a]	180,637	8,990,303
American Homes 4 Rent Class Aa	305,468	6,408,719
Apartment Investment & Management Co. Class A	213,699	9,712,620
AvalonBay Communities Inc.	176,720	31,305,948
Bluerock Residential Growth REIT Inc.[a]	26,682	366,077
Camden Property Trust	119,530	10,048,887
Colony Starwood Homes	66,460	1,914,713
Education Realty Trust Inc.	99,890	4,225,347
Equity Lifestyle Properties Inc.	106,140	7,652,694
Equity Residential	465,240	29,942,846
Essex Property Trust Inc.[a]	71,321	16,582,132
Independence Realty Trust Inc.	80,110	714,581
Mid-America Apartment Communities Inc.	154,834	15,161,345

Security	Shares	Value
Monogram Residential Trust Inc.[a]	231,045	$2,499,907
NexPoint Residential Trust Inc.	22,411	500,662
Preferred Apartment Communities Inc.	33,020	492,328
Silver Bay Realty Trust Corp.	45,961	787,772
Sun Communities Inc.[a]	88,874	6,808,637
UDR Inc.	365,286	13,325,633
UMH Properties Inc.	34,811	523,906

		167,965,057
SPECIALIZED REITS — 18.62%
CubeSmart	246,190	6,590,506
Extra Space Storage Inc.	160,940	12,431,006
Life Storage Inc.[a]	63,444	5,409,235
National Storage Affiliates Trust[a]	57,296	1,264,523
Public Storage	187,230	41,845,905

		67,541,175

TOTAL COMMON STOCKS (Cost: $354,764,035)		361,559,758

SHORT-TERM INVESTMENTS — 9.08%

MONEY MARKET FUNDS — 9.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	32,758,757	32,765,309
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	174,611	174,611

		32,939,920

TOTAL SHORT-TERM INVESTMENTS (Cost: $32,937,640)		32,939,920

350

Schedule of Investments (Unaudited) (Continued)

iSHARES® RESIDENTIAL REAL ESTATE CAPPED ETF

December 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 108.74% (Cost: $387,701,675)[f]	$394,499,678
Other Assets, Less Liabilities — (8.74)%	(31,696,492)

NET ASSETS — 100.00%	$362,803,186

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $393,522,185. Net unrealized appreciation was $977,493, of which $18,812,341 represented gross unrealized appreciation on securities and $17,834,848 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$361,559,758	$—	$—	$361,559,758
Money market funds	32,939,920	—	—	32,939,920

Total	$394,499,678	$—	$—	$394,499,678

351

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 2.14%
Arconic Inc.	343,772	$6,373,533
B/E Aerospace Inc.	79,148	4,763,918
Boeing Co. (The)	466,289	72,591,871
BWX Technologies Inc.	72,317	2,870,985
General Dynamics Corp.	190,553	32,900,881
HEICO Corp.	15,088	1,164,039
HEICO Corp. Class A	29,633	2,012,081
Hexcel Corp.	71,811	3,693,958
Huntington Ingalls Industries Inc.	36,377	6,700,280
L3 Technologies Inc.	60,688	9,231,252
Lockheed Martin Corp.	198,712	49,666,077
Northrop Grumman Corp.	129,932	30,219,584
Orbital ATK Inc.	45,247	3,969,519
Raytheon Co.	231,868	32,925,256
Rockwell Collins Inc.	101,426	9,408,276
Spirit AeroSystems Holdings Inc. Class A	95,391	5,566,065
Textron Inc.	210,498	10,221,783
TransDigm Group Inc.	39,010	9,711,930
United Technologies Corp.	606,784	66,515,662

		360,506,950
AIR FREIGHT & LOGISTICS — 0.67%
CH Robinson Worldwide Inc.	111,108	8,139,772
Expeditors International of Washington Inc.	141,841	7,511,899
FedEx Corp.	194,940	36,297,828
United Parcel Service Inc. Class B	540,512	61,964,296

		113,913,795
AIRLINES — 0.66%
Alaska Air Group Inc.	93,454	8,292,173
American Airlines Group Inc.	412,177	19,244,544
Copa Holdings SA Class A	24,138	2,192,455
Delta Air Lines Inc.	602,287	29,626,498
JetBlue Airways Corp.[a]	249,715	5,598,610
Southwest Airlines Co.	499,125	24,876,390
Spirit Airlines Inc.[a,b]	55,764	3,226,505
United Continental Holdings Inc.[a]	247,443	18,033,646

		111,090,821
AUTO COMPONENTS — 0.27%
Adient PLC[a]	71,247	4,175,074
BorgWarner Inc.	170,037	6,706,259

Security	Shares	Value
Delphi Automotive PLC	212,587	$14,317,735
Gentex Corp.	219,564	4,323,215
Goodyear Tire & Rubber Co. (The)	207,121	6,393,825
Lear Corp.	57,690	7,636,425
Visteon Corp.	26,684	2,143,793

		45,696,326
AUTOMOBILES — 0.64%
Ford Motor Co.	3,033,610	36,797,689
General Motors Co.	1,095,152	38,155,096
Harley-Davidson Inc.	141,291	8,242,917
Tesla Motors Inc.[a,b]	97,021	20,732,417
Thor Industries Inc.	37,317	3,733,566

		107,661,685
BANKS — 6.55%
Associated Banc-Corp.	116,751	2,883,750
Bank of America Corp.	8,036,257	177,601,280
Bank of Hawaii Corp.	33,376	2,960,117
BankUnited Inc.	76,905	2,898,549
BB&T Corp.	635,117	29,863,201
BOK Financial Corp.	19,854	1,648,676
CIT Group Inc.	155,674	6,644,166
Citigroup Inc.	2,295,827	136,440,999
Citizens Financial Group Inc.	413,201	14,722,352
Comerica Inc.	135,944	9,259,146
Commerce Bancshares Inc./MO	67,641	3,910,326
Cullen/Frost Bankers Inc.	41,524	3,663,662
East West Bancorp. Inc.	112,308	5,708,616
Fifth Third Bancorp.	595,899	16,071,396
First Hawaiian Inc.	18,919	658,760
First Horizon National Corp.	178,436	3,570,504
First Republic Bank/CA	113,761	10,481,939
Huntington Bancshares Inc./OH	837,611	11,073,217
JPMorgan Chase & Co.	2,846,369	245,613,181
KeyCorp	839,819	15,343,493
M&T Bank Corp.	116,499	18,223,939
PacWest Bancorp.	91,980	5,007,391
People’s United Financial Inc.	240,761	4,661,133
PNC Financial Services Group Inc. (The)[c]	390,194	45,637,090
Popular Inc.	79,573	3,486,889
Regions Financial Corp.	989,418	14,208,042
Signature Bank/New York NYa	42,098	6,323,120
SunTrust Banks Inc.	391,516	21,474,653
SVB Financial Group[a]	40,492	6,950,857

352

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2016

Security	Shares	Value
Synovus Financial Corp.	97,268	$3,995,769
TCF Financial Corp.	121,696	2,384,025
U.S. Bancorp.	1,269,133	65,195,362
Wells Fargo & Co.	3,572,872	196,900,976
Western Alliance Bancorp.[a]	72,351	3,524,217
Zions BanCorp.	157,241	6,767,653

		1,105,758,446
BEVERAGES — 1.86%
Brown-Forman Corp. Class A	42,590	1,969,788
Brown-Forman Corp. Class B	145,695	6,544,619
Coca-Cola Co. (The)	3,045,886	126,282,434
Constellation Brands Inc. Class A	129,281	19,820,070
Dr Pepper Snapple Group Inc.	144,344	13,087,670
Molson Coors Brewing Co. Class B	135,575	13,192,803
Monster Beverage Corp.[a]	329,582	14,613,666
PepsiCo Inc.	1,129,185	118,146,627

		313,657,677
BIOTECHNOLOGY — 2.79%
AbbVie Inc.	1,264,977	79,212,860
ACADIA Pharmaceuticals Inc.[a,b]	74,586	2,151,060
Agios Pharmaceuticals Inc.[a,b]	24,109	1,006,069
Alexion Pharmaceuticals Inc.[a]	169,341	20,718,871
Alkermes PLC[a]	117,453	6,528,038
Alnylam Pharmaceuticals Inc.[a,b]	57,990	2,171,146
Amgen Inc.	587,299	85,868,987
Biogen Inc.[a]	171,014	48,496,150
BioMarin Pharmaceutical Inc.[a]	133,328	11,044,892
Celgene Corp.[a]	600,526	69,510,884
Gilead Sciences Inc.	1,035,740	74,169,341
Incyte Corp.[a]	126,820	12,716,241
Intercept Pharmaceuticals Inc.[a,b]	12,738	1,383,984
Intrexon Corp.[a,b]	42,899	1,042,446
Ionis Pharmaceuticals Inc.[a,b]	93,787	4,485,832
Juno Therapeutics Inc.[a,b]	48,675	917,524
Neurocrine Biosciences Inc.[a]	66,651	2,579,394
OPKO Health Inc.[a,b]	249,358	2,319,029
Regeneron Pharmaceuticals Inc.[a]	60,981	22,385,515
Seattle Genetics Inc.[a,b]	74,541	3,933,529
United Therapeutics Corp.[a,b]	34,180	4,902,437
Vertex Pharmaceuticals Inc.[a]	192,169	14,157,090

		471,701,319
BUILDING PRODUCTS — 0.40%
Allegion PLC	74,433	4,763,712

Security	Shares	Value
AO Smith Corp.	113,878	$5,392,123
Armstrong World Industries Inc.[a,b]	35,964	1,503,295
Fortune Brands Home & Security Inc.	119,274	6,376,388
Johnson Controls International PLC	715,634	29,476,965
Lennox International Inc.	30,868	4,728,052
Masco Corp.	258,815	8,183,730
Owens Corning	88,923	4,584,870
USG Corp.[a]	67,540	1,950,555

		66,959,690
CAPITAL MARKETS — 2.96%
Affiliated Managers Group Inc.[a]	42,818	6,221,455
Ameriprise Financial Inc.	122,294	13,567,296
Artisan Partners Asset Management Inc.	28,859	858,555
Bank of New York Mellon Corp. (The)	817,784	38,746,606
BlackRock Inc.[c]	97,636	37,154,403
CBOE Holdings Inc.	62,771	4,638,149
Charles Schwab Corp. (The)	910,094	35,921,410
CME Group Inc.	263,822	30,431,868
Donnelley Financial Solutions Inc.[a]	20,021	460,083
E*TRADE Financial Corp.[a]	218,201	7,560,665
Eaton Vance Corp. NVS	85,012	3,560,303
FactSet Research Systems Inc.	30,995	5,065,513
Federated Investors Inc. Class B	68,034	1,924,001
Franklin Resources Inc.	281,450	11,139,791
Goldman Sachs Group Inc. (The)	301,476	72,188,428
Interactive Brokers Group Inc. Class A	48,988	1,788,552
Intercontinental Exchange Inc.	459,282	25,912,690
Invesco Ltd.	320,748	9,731,494
Lazard Ltd. Class A	98,842	4,061,418
Legg Mason Inc.	80,555	2,409,400
LPL Financial Holdings Inc.	66,633	2,346,148
MarketAxess Holdings Inc.	28,395	4,171,793
Moody’s Corp.	133,593	12,593,812
Morgan Stanley	1,115,205	47,117,411
Morningstar Inc.	13,862	1,019,689
MSCI Inc.	71,195	5,608,742
Nasdaq Inc.	87,662	5,883,873
Northern Trust Corp.	161,375	14,370,444
NorthStar Asset Management Group Inc.	143,005	2,133,635
Raymond James Financial Inc.	100,455	6,958,518
S&P Global Inc.	205,805	22,132,270

353

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2016

Security	Shares	Value
SEI Investments Co.	98,974	$4,885,357
State Street Corp.	307,987	23,936,750
T Rowe Price Group Inc.	189,072	14,229,559
TD Ameritrade Holding Corp.	194,427	8,477,017
Thomson Reuters Corp.	234,072	10,247,672

		499,454,770
CHEMICALS — 2.13%
AdvanSix Inc.[a]	23,477	519,781
Air Products & Chemicals Inc.	152,731	21,965,772
Albemarle Corp.	88,832	7,646,658
Ashland Global Holdings Inc.	48,397	5,289,308
Axalta Coating Systems Ltd.[a,b]	127,644	3,471,917
Cabot Corp.	47,182	2,384,578
Celanese Corp. Series A	115,166	9,068,171
CF Industries Holdings Inc.	181,035	5,698,982
Dow Chemical Co. (The)	876,939	50,178,450
Eastman Chemical Co.	116,976	8,797,765
Ecolab Inc.	203,427	23,845,713
EI du Pont de Nemours & Co.	683,287	50,153,266
FMC Corp.	106,548	6,026,355
Huntsman Corp.	153,612	2,930,917
International Flavors & Fragrances Inc.	62,040	7,310,173
LyondellBasell Industries NV Class A	270,810	23,230,082
Monsanto Co.	340,789	35,854,411
Mosaic Co. (The)	273,245	8,014,276
NewMarket Corp.	5,696	2,414,193
Platform Specialty Products Corp.[a,b]	151,255	1,483,811
PPG Industries Inc.	207,003	19,615,604
Praxair Inc.	222,918	26,123,760
RPM International Inc.	101,035	5,438,714
Scotts Miracle-Gro Co. (The) Class A	34,947	3,339,186
Sherwin-Williams Co. (The)	62,778	16,870,960
Valspar Corp. (The)	62,472	6,472,724
Valvoline Inc.[b]	26,981	580,091
Westlake Chemical Corp.	29,385	1,645,266
WR Grace & Co.	54,611	3,693,888

		360,064,772
COMMERCIAL SERVICES & SUPPLIES — 0.40%
Cintas Corp.	69,146	7,990,512
Clean Harbors Inc.[a]	40,551	2,256,663
Copart Inc.[a]	75,803	4,200,244
Covanta Holding Corp.	92,562	1,443,967

Security	Shares	Value
KAR Auction Services Inc.	106,748	$4,549,600
LSC Communications Inc.	20,021	594,223
Pitney Bowes Inc.	148,111	2,249,806
Republic Services Inc.	183,888	10,490,810
Rollins Inc.	74,739	2,524,683
RR Donnelley & Sons Co.	53,439	872,125
Stericycle Inc.[a,b]	63,948	4,926,554
Waste Management Inc.	346,361	24,560,459

		66,659,646
COMMUNICATIONS EQUIPMENT — 1.07%
Arista Networks Inc.[a,b]	30,220	2,924,389
ARRIS International PLC[a]	146,196	4,404,886
Brocade Communications Systems Inc.	310,945	3,883,703
Cisco Systems Inc.	3,935,479	118,930,175
CommScope Holding Co. Inc.[a]	99,271	3,692,881
EchoStar Corp. Class Aa	35,360	1,817,150
F5 Networks Inc.[a,b]	52,371	7,579,131
Harris Corp.	97,391	9,979,656
Juniper Networks Inc.	291,658	8,242,255
Motorola Solutions Inc.	136,093	11,280,749
Palo Alto Networks Inc.[a,b]	67,789	8,477,015

		181,211,990
CONSTRUCTION & ENGINEERING — 0.16%
AECOM[a]	118,023	4,291,316
Chicago Bridge & Iron Co. NVb	80,834	2,566,480
Fluor Corp.	111,118	5,835,917
Jacobs Engineering Group Inc.[a]	95,662	5,452,734
KBR Inc.	111,426	1,859,700
Quanta Services Inc.[a]	111,476	3,884,939
Valmont Industries Inc.	17,187	2,421,648

		26,312,734
CONSTRUCTION MATERIALS — 0.16%
Eagle Materials Inc.	36,213	3,568,067
Martin Marietta Materials Inc.	49,539	10,974,375
Vulcan Materials Co.	103,217	12,917,607

		27,460,049
CONSUMER FINANCE — 0.85%
Ally Financial Inc.	347,158	6,602,945
American Express Co.	625,096	46,307,112
Capital One Financial Corp.	375,525	32,760,801
Credit Acceptance Corp.[a,b]	6,535	1,421,428
Discover Financial Services	320,453	23,101,457
Navient Corp.	235,140	3,863,350

354

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2016

Security	Shares	Value
OneMain Holdings Inc.[a,b]	41,880	$927,223
Santander Consumer USA Holdings Inc.[a]	81,747	1,103,585
SLM Corp.[a]	334,225	3,683,159
Synchrony Financial	652,722	23,674,227

		143,445,287
CONTAINERS & PACKAGING — 0.49%
AptarGroup Inc.	47,979	3,524,058
Avery Dennison Corp.	69,499	4,880,220
Ball Corp.	133,207	9,999,849
Bemis Co. Inc.	73,079	3,494,638
Berry Plastics Group Inc.[a,b]	93,590	4,560,641
Crown Holdings Inc.[a]	104,316	5,483,892
Graphic Packaging Holding Co.	246,579	3,077,306
International Paper Co.	320,126	16,985,886
Owens-Illinois Inc.[a]	126,333	2,199,457
Packaging Corp. of America	73,072	6,197,967
Sealed Air Corp.	153,478	6,958,692
Silgan Holdings Inc.	31,372	1,605,619
Sonoco Products Co.	76,907	4,052,999
WestRock Co.	195,322	9,916,498

		82,937,722
DISTRIBUTORS — 0.13%
Genuine Parts Co.	113,856	10,877,802
LKQ Corp.[a]	238,118	7,298,317
Pool Corp.	31,320	3,267,929

		21,444,048
DIVERSIFIED CONSUMER SERVICES — 0.08%
Graham Holdings Co. Class B	3,344	1,711,961
H&R Block Inc.	161,589	3,714,931
Service Corp. International/U.S.	145,466	4,131,234
ServiceMaster Global Holdings Inc.[a,b]	105,113	3,959,607

		13,517,733
DIVERSIFIED FINANCIAL SERVICES — 1.50%
Berkshire Hathaway Inc. Class Ba	1,478,630	240,987,117
Leucadia National Corp.	262,130	6,094,523
Voya Financial Inc.	162,788	6,384,545

		253,466,185
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.46%
AT&T Inc.	4,817,261	204,878,110
CenturyLink Inc.	419,036	9,964,676

Security	Shares	Value
Frontier Communications Corp.	905,720	$3,061,334
Level 3 Communications Inc.[a]	227,835	12,840,780
SBA Communications Corp. Class Aa	97,015	10,017,769
Verizon Communications Inc.	3,190,652	170,317,004
Zayo Group Holdings Inc.[a]	126,586	4,159,616

		415,239,289
ELECTRIC UTILITIES — 1.86%
Alliant Energy Corp.	177,750	6,734,948
American Electric Power Co. Inc.	384,592	24,213,912
Avangrid Inc.	43,471	1,646,681
Duke Energy Corp.	538,830	41,823,985
Edison International	246,981	17,780,162
Entergy Corp.	139,548	10,252,592
Eversource Energy	247,454	13,666,884
Exelon Corp.	692,949	24,592,760
FirstEnergy Corp.	331,743	10,274,081
Great Plains Energy Inc.	167,291	4,575,409
Hawaiian Electric Industries Inc.	83,698	2,767,893
NextEra Energy Inc.	359,995	43,005,003
OGE Energy Corp.	155,049	5,186,389
PG&E Corp.	387,911	23,573,351
Pinnacle West Capital Corp.	86,665	6,762,470
PPL Corp.	529,530	18,030,496
Southern Co. (The)	734,285	36,119,479
Westar Energy Inc.	112,662	6,348,504
Xcel Energy Inc.	396,877	16,152,894

		313,507,893
ELECTRICAL EQUIPMENT — 0.53%
Acuity Brands Inc.	33,851	7,814,842
AMETEK Inc.	179,701	8,733,469
Eaton Corp. PLC	357,127	23,959,650
Emerson Electric Co.	500,283	27,890,777
Hubbell Inc.	42,566	4,967,452
Regal Beloit Corp.	34,866	2,414,471
Rockwell Automation Inc.	101,207	13,602,221

		89,382,882
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.50%
Amphenol Corp. Class A	236,059	15,863,165
Arrow Electronics Inc.[a]	70,478	5,025,081
Avnet Inc.	99,469	4,735,719
CDW Corp./DE	129,368	6,738,779
Cognex Corp.	62,944	4,004,497
Corning Inc.	747,495	18,141,704

355

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2016

Security	Shares	Value
Dolby Laboratories Inc. Class A	39,636	$1,791,151
Fitbit Inc.[a]	97,697	715,142
FLIR Systems Inc.	106,786	3,864,585
IPG Photonics Corp.[a,b]	27,422	2,706,826
Jabil Circuit Inc.	144,897	3,429,712
Keysight Technologies Inc.[a]	133,024	4,864,688
National Instruments Corp.	80,186	2,471,333
Trimble Inc.[a]	195,290	5,887,993
VeriFone Systems Inc.[a,b]	84,353	1,495,579
Zebra Technologies Corp. Class Aa,b	40,170	3,444,979

		85,180,933
ENERGY EQUIPMENT & SERVICES — 1.19%
Baker Hughes Inc.	341,995	22,219,415
Diamond Offshore Drilling Inc.[b]	50,336	890,947
Dril-Quip Inc.[a]	29,319	1,760,606
Ensco PLC Class A	234,244	2,276,852
FMC Technologies Inc.[a]	176,384	6,266,924
Frank’s International NVb	28,382	349,382
Halliburton Co.	669,460	36,211,091
Helmerich & Payne Inc.	77,414	5,991,844
Nabors Industries Ltd.	213,740	3,505,336
National Oilwell Varco Inc.	294,530	11,027,203
Noble Corp. PLC	193,388	1,144,857
Oceaneering International Inc.	76,427	2,156,006
Patterson-UTI Energy Inc.	113,213	3,047,694
Rowan Companies PLC Class A	99,819	1,885,581
RPC Inc.	46,309	917,381
Schlumberger Ltd.	1,088,110	91,346,835
Superior Energy Services Inc.	118,675	2,003,234
Transocean Ltd.[a]	267,626	3,944,807
Weatherford International PLC[a,b]	765,771	3,821,197

		200,767,192
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.56%
Alexandria Real Estate Equities Inc.	60,135	6,682,803
American Campus Communities Inc.	101,273	5,040,357
American Homes 4 Rent Class A	128,886	2,704,028
American Tower Corp.[b]	329,229	34,792,921
Apartment Investment & Management Co. Class A	120,904	5,495,087
Apple Hospitality REIT Inc.[b]	127,369	2,544,833
AvalonBay Communities Inc.[b]	106,945	18,945,307
Boston Properties Inc.	119,582	15,041,024
Brandywine Realty Trust	133,301	2,200,799
Brixmor Property Group Inc.	148,302	3,621,535

Security	Shares	Value
Camden Property Trust	66,204	$5,565,770
Care Capital Properties Inc.[b]	64,998	1,624,950
Columbia Property Trust Inc.	97,451	2,104,942
Communications Sales & Leasing Inc.[a]	94,674	2,405,666
CoreCivic Inc.	90,685	2,218,155
Corporate Office Properties Trust	74,500	2,325,890
Crown Castle International Corp.	281,616	24,435,820
CubeSmart	137,573	3,682,829
CyrusOne Inc.[b]	54,772	2,449,952
DCT Industrial Trust Inc.	69,810	3,342,503
DDR Corp.	238,534	3,642,414
Digital Realty Trust Inc.[b]	124,641	12,247,225
Douglas Emmett Inc.[b]	108,391	3,962,775
Duke Realty Corp.	270,057	7,172,714
Empire State Realty Trust Inc. Class A	94,069	1,899,253
EPR Properties[b]	48,880	3,508,118
Equinix Inc.[b]	54,014	19,305,144
Equity Commonwealth[a]	94,620	2,861,309
Equity Lifestyle Properties Inc.	59,236	4,270,916
Equity One Inc.	70,917	2,176,443
Equity Residential	277,701	17,872,836
Essex Property Trust Inc.	50,842	11,820,765
Extra Space Storage Inc.	94,076	7,266,430
Federal Realty Investment Trust	55,096	7,829,693
Forest City Realty Trust Inc. Class A	177,071	3,690,160
General Growth Properties Inc.	448,637	11,206,952
HCP Inc.[b]	364,398	10,829,909
Healthcare Trust of America Inc. Class A	105,170	3,061,499
Highwoods Properties Inc.	74,229	3,786,421
Hospitality Properties Trust	108,640	3,448,234
Host Hotels & Resorts Inc.[b]	574,030	10,814,725
Iron Mountain Inc.[b]	202,509	6,577,492
Kilroy Realty Corp.	70,171	5,137,921
Kimco Realty Corp.	314,782	7,919,915
Lamar Advertising Co. Class A	63,555	4,273,438
Liberty Property Trust	114,307	4,515,126
Life Storage Inc.	35,780	3,050,603
Macerich Co. (The)	111,901	7,927,067
Mid-America Apartment Communities Inc.	89,267	8,741,025
National Retail Properties Inc.	110,780	4,896,476
NorthStar Realty Finance Corp.	140,740	2,132,211
Omega Healthcare Investors Inc.[b]	142,750	4,462,365
Outfront Media Inc.	107,596	2,675,913

356

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2016

Security	Shares	Value
Paramount Group Inc.[b]	139,900	$2,237,001
Piedmont Office Realty Trust Inc. Class Ab	112,083	2,343,656
Pinnacle Entertainment Inc.	145,087	4,442,564
Prologis Inc.	407,410	21,507,174
Public Storage	115,177	25,742,059
Quality Care Properties Inc.[a]	73,327	1,136,568
Rayonier Inc.[b]	95,095	2,529,527
Realty Income Corp.[b]	200,909	11,548,249
Regency Centers Corp.[b]	80,477	5,548,889
Retail Properties of America Inc. Class A	184,091	2,822,115
Senior Housing Properties Trust	175,047	3,313,640
Simon Property Group Inc.	240,505	42,730,523
SL Green Realty Corp.	76,087	8,183,157
Spirit Realty Capital Inc.	373,865	4,060,174
STORE Capital Corp.[b]	116,925	2,889,217
Sun Communities Inc.	52,410	4,015,130
Tanger Factory Outlet Centers Inc.	72,898	2,608,290
Taubman Centers Inc.	46,724	3,454,305
UDR Inc.	207,112	7,555,446
Ventas Inc.	263,645	16,483,085
VEREIT Inc.	753,314	6,373,036
Vornado Realty Trust	133,722	13,956,565
Weingarten Realty Investors	90,250	3,230,047
Welltower Inc.	278,779	18,658,678
Weyerhaeuser Co.	578,728	17,413,925
WP Carey Inc.	80,653	4,765,786

		601,757,464
FOOD & STAPLES RETAILING — 1.94%
Casey’s General Stores Inc.	30,126	3,581,379
Costco Wholesale Corp.	340,479	54,514,093
CVS Health Corp.	838,929	66,199,887
Kroger Co. (The)	742,663	25,629,300
Rite Aid Corp.[a,b]	818,396	6,743,583
Sprouts Farmers Market Inc.[a,b]	108,210	2,047,333
Sysco Corp.	409,671	22,683,483
U.S. Foods Holding Corp.[a]	34,627	951,550
Wal-Mart Stores Inc.	1,182,738	81,750,851
Walgreens Boots Alliance Inc.	672,085	55,621,755
Whole Foods Market Inc.	248,509	7,644,137

		327,367,351
FOOD PRODUCTS — 1.70%
Archer-Daniels-Midland Co.	448,897	20,492,148
Blue Buffalo Pet Products Inc.[a,b]	46,226	1,111,273

Security	Shares	Value
Bunge Ltd.	108,588	$7,844,397
Campbell Soup Co.	145,484	8,797,417
Conagra Brands Inc.	340,322	13,459,735
Flowers Foods Inc.	136,160	2,719,115
General Mills Inc.	464,246	28,676,475
Hain Celestial Group Inc. (The)[a]	78,836	3,076,969
Hershey Co. (The)	109,282	11,303,037
Hormel Foods Corp.	211,306	7,355,562
Ingredion Inc.	56,152	7,016,754
JM Smucker Co. (The)	90,262	11,558,952
Kellogg Co.	195,721	14,426,595
Kraft Heinz Co. (The)	465,886	40,681,166
Lamb Weston Holdings Inc.[a]	113,489	4,295,559
McCormick & Co. Inc./MD	90,204	8,418,739
Mead Johnson Nutrition Co.	145,560	10,299,826
Mondelez International Inc. Class A	1,167,721	51,765,072
Pilgrim’s Pride Corp.[b]	45,891	871,470
Pinnacle Foods Inc.	89,506	4,784,096
Post Holdings Inc.[a]	49,695	3,994,981
TreeHouse Foods Inc.[a,b]	42,496	3,067,786
Tyson Foods Inc. Class A	227,352	14,023,071
WhiteWave Foods Co. (The)[a]	135,883	7,555,095

		287,595,290
GAS UTILITIES — 0.09%
Atmos Energy Corp.	78,522	5,822,406
National Fuel Gas Co.	57,109	3,234,654
UGI Corp.	133,520	6,152,602

		15,209,662
HEALTH CARE EQUIPMENT & SUPPLIES — 2.44%
Abbott Laboratories	1,147,389	44,071,211
ABIOMED Inc.[a]	30,743	3,464,121
Alere Inc.[a]	69,233	2,698,010
Align Technology Inc.[a]	56,536	5,434,806
Baxter International Inc.	390,424	17,311,400
Becton Dickinson and Co.	163,306	27,035,308
Boston Scientific Corp.[a]	1,052,376	22,762,893
Cooper Companies Inc. (The)	37,150	6,498,650
CR Bard Inc.	57,926	13,013,655
Danaher Corp.	472,818	36,804,153
DENTSPLY SIRONA Inc.	179,162	10,343,022
DexCom Inc.[a,b]	63,717	3,803,905
Edwards Lifesciences Corp.[a]	164,697	15,432,109
Hill-Rom Holdings Inc.	50,756	2,849,442
Hologic Inc.[a]	217,760	8,736,531

357

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2016

Security	Shares	Value
IDEXX Laboratories Inc.[a]	69,317	$8,128,805
Intuitive Surgical Inc.[a]	29,479	18,694,697
Medtronic PLC	1,096,413	78,097,498
ResMed Inc.	108,184	6,712,817
St. Jude Medical Inc.	217,024	17,403,155
Stryker Corp.	262,840	31,490,860
Teleflex Inc.	34,117	5,497,955
Varian Medical Systems Inc.[a,b]	74,494	6,688,071
West Pharmaceutical Services Inc.	55,743	4,728,679
Zimmer Biomet Holdings Inc.	144,018	14,862,658

		412,564,411
HEALTH CARE PROVIDERS & SERVICES — 2.47%
Acadia Healthcare Co. Inc.[a,b]	56,487	1,869,720
Aetna Inc.	265,453	32,918,827
AmerisourceBergen Corp.	129,132	10,096,831
Anthem Inc.	205,727	29,577,371
Brookdale Senior Living Inc.[a]	144,534	1,795,112
Cardinal Health Inc.	254,661	18,327,952
Centene Corp.[a]	129,713	7,330,082
Cigna Corp.	198,398	26,464,309
DaVita Inc.[a]	130,889	8,403,074
Envision Healthcare Corp.[a,b]	92,067	5,826,920
Express Scripts Holding Co.[a]	493,876	33,973,730
HCA Holdings Inc.[a]	239,505	17,728,160
Henry Schein Inc.[a]	63,702	9,664,230
Humana Inc.	116,319	23,732,566
Laboratory Corp. of America Holdings[a]	79,731	10,235,866
LifePoint Health Inc.[a]	31,138	1,768,638
McKesson Corp.	175,521	24,651,924
MEDNAX Inc.[a]	71,592	4,772,323
Patterson Companies Inc.	65,677	2,694,727
Premier Inc.[a,b]	35,419	1,075,321
Quest Diagnostics Inc.	110,463	10,151,550
Tenet Healthcare Corp.[a,b]	62,150	922,306
UnitedHealth Group Inc.	732,918	117,296,197
Universal Health Services Inc. Class B	66,796	7,105,758
VCA Inc.[a]	60,243	4,135,682
WellCare Health Plans Inc.[a]	34,390	4,714,181

		417,233,357
HEALTH CARE TECHNOLOGY — 0.11%
Allscripts Healthcare Solutions Inc.[a,b]	144,613	1,476,499

Security	Shares	Value
athenahealth Inc.[a,b]	30,175	$3,173,505
Cerner Corp.[a,b]	228,951	10,845,409
Inovalon Holdings Inc.[a,b]	45,736	471,081
Veeva Systems Inc.[a]	74,401	3,028,120

		18,994,614
HOTELS, RESTAURANTS & LEISURE — 1.90%
Aramark	189,350	6,763,582
Brinker International Inc.	38,472	1,905,518
Carnival Corp.	320,888	16,705,429
Chipotle Mexican Grill Inc.[a]	22,029	8,311,982
Choice Hotels International Inc.	25,529	1,430,900
Darden Restaurants Inc.	91,222	6,633,664
Domino’s Pizza Inc.	38,936	6,200,169
Dunkin’ Brands Group Inc.	71,067	3,726,753
Extended Stay America Inc.	57,077	921,794
Hilton Worldwide Holdings Inc.	408,693	11,116,450
Hyatt Hotels Corp. Class Aa	25,505	1,409,406
International Game Technology PLC	73,254	1,869,442
Las Vegas Sands Corp.	285,802	15,264,685
Marriott International Inc./MD Class A	251,040	20,755,987
McDonald’s Corp.	649,921	79,108,384
MGM Resorts International[a,b]	369,826	10,662,084
Norwegian Cruise Line Holdings Ltd.[a]	123,315	5,244,587
Panera Bread Co. Class Aa,b	17,293	3,546,621
Royal Caribbean Cruises Ltd.	131,343	10,775,380
Six Flags Entertainment Corp.	56,027	3,359,379
Starbucks Corp.	1,115,060	61,908,131
Vail Resorts Inc.	30,156	4,864,464
Wendy’s Co. (The)	164,001	2,217,294
Wyndham Worldwide Corp.	85,983	6,566,522
Wynn Resorts Ltd.	62,401	5,398,311
Yum China Holdings Inc.[a]	270,661	7,069,665
Yum! Brands Inc.	271,616	17,201,441

		320,938,024
HOUSEHOLD DURABLES — 0.51%
CalAtlantic Group Inc.	57,880	1,968,499
DR Horton Inc.	263,241	7,194,377
Garmin Ltd.	86,406	4,189,827
Harman International Industries Inc.	54,823	6,094,125
Leggett & Platt Inc.	102,767	5,023,251
Lennar Corp. Class A	141,359	6,068,542
Lennar Corp. Class B	7,508	259,026

358

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2016

Security	Shares	Value
Mohawk Industries Inc.[a]	48,086	$9,601,812
Newell Brands Inc.	366,878	16,381,103
NVR Inc.[a]	2,712	4,526,328
PulteGroup Inc.	268,848	4,941,426
Tempur Sealy International Inc.[a,b]	41,254	2,816,823
Toll Brothers Inc.[a]	119,841	3,715,071
Tupperware Brands Corp.	39,197	2,062,546
Whirlpool Corp.	57,891	10,522,847

		85,365,603
HOUSEHOLD PRODUCTS — 1.60%
Church & Dwight Co. Inc.	200,087	8,841,845
Clorox Co. (The)	100,935	12,114,219
Colgate-Palmolive Co.	678,299	44,387,887
Energizer Holdings Inc.	47,927	2,138,023
Kimberly-Clark Corp.	280,562	32,017,735
Procter & Gamble Co. (The)	2,001,208	168,261,569
Spectrum Brands Holdings Inc.	18,998	2,324,025

		270,085,303
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.07%
AES Corp./VA	526,248	6,115,002
Calpine Corp.[a]	277,154	3,167,870
NRG Energy Inc.	244,366	2,995,927

		12,278,799
INDUSTRIAL CONGLOMERATES — 2.36%
3M Co.	459,931	82,129,879
Carlisle Companies Inc.	48,983	5,402,335
General Electric Co.	7,195,722	227,384,815
Honeywell International Inc.	594,851	68,913,488
Roper Technologies Inc.	77,762	14,236,667

		398,067,184
INSURANCE — 3.02%
Aflac Inc.	313,939	21,850,154
Alleghany Corp.[a]	11,175	6,795,741
Allied World Assurance Co. Holdings AG	67,801	3,641,592
Allstate Corp. (The)	292,084	21,649,266
American Financial Group Inc./OH	52,864	4,658,376
American International Group Inc.	795,687	51,966,318
American National Insurance Co.	5,804	723,236
AmTrust Financial Services Inc.	68,399	1,872,765
Aon PLC	205,355	22,903,243
Arch Capital Group Ltd.[a]	89,544	7,726,752
Arthur J Gallagher & Co.	137,208	7,129,328
Aspen Insurance Holdings Ltd.	45,606	2,508,330

Security	Shares	Value
Assurant Inc.	44,308	$4,114,441
Assured Guaranty Ltd.	103,126	3,895,069
Axis Capital Holdings Ltd.	70,873	4,625,881
Brown & Brown Inc.	90,208	4,046,731
Chubb Ltd.	361,222	47,724,651
Cincinnati Financial Corp.	116,940	8,858,205
CNA Financial Corp.	21,430	889,345
Endurance Specialty Holdings Ltd.	49,526	4,576,202
Erie Indemnity Co. Class A	19,010	2,137,674
Everest Re Group Ltd.	31,475	6,811,190
First American Financial Corp.	82,594	3,025,418
FNF Group	205,332	6,973,075
Hanover Insurance Group Inc. (The)	32,769	2,982,307
Hartford Financial Services Group Inc. (The)	305,910	14,576,611
Lincoln National Corp.	186,267	12,343,914
Loews Corp.	217,965	10,207,301
Markel Corp.[a,b]	10,655	9,637,447
Marsh & McLennan Companies Inc.	407,061	27,513,253
Mercury General Corp.	12,439	748,952
MetLife Inc.	726,510	39,151,624
Old Republic International Corp.	187,372	3,560,068
Principal Financial Group Inc.	208,609	12,070,117
ProAssurance Corp.	40,717	2,288,295
Progressive Corp. (The)	453,253	16,090,481
Prudential Financial Inc.	345,229	35,924,530
Reinsurance Group of America Inc.	49,548	6,234,625
RenaissanceRe Holdings Ltd.	32,021	4,361,901
Torchmark Corp.	92,854	6,848,911
Travelers Companies Inc. (The)	227,949	27,905,517
Unum Group	185,853	8,164,522
Validus Holdings Ltd.	58,221	3,202,737
White Mountains Insurance Group Ltd.	3,299	2,758,129
WR Berkley Corp.	74,836	4,977,342
XL Group Ltd.	205,176	7,644,858

		510,296,425
INTERNET & DIRECT MARKETING RETAIL — 2.08%
Amazon.com Inc.[a]	304,106	228,039,966
Expedia Inc.	93,052	10,540,931
Groupon Inc.[a,b]	283,872	942,455
Liberty Expedia Holdings Inc. Class Aa	43,404	1,721,837
Liberty Interactive Corp. QVC Group Series Aa	346,761	6,928,285

359

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2016

Security	Shares	Value
Liberty Ventures Series Aa	65,346	$2,409,307
Netflix Inc.[a]	318,500	39,430,300
Priceline Group Inc. (The)[a]	38,668	56,689,608
TripAdvisor Inc.[a,b]	88,360	4,097,253

		350,799,942
INTERNET SOFTWARE & SERVICES — 3.89%
Akamai Technologies Inc.[a,b]	134,574	8,973,394
Alphabet Inc. Class Aa	229,555	181,910,860
Alphabet Inc. Class Ca	232,006	179,066,871
CommerceHub Inc. Series Aa	10,325	154,978
CommerceHub Inc. Series Ca	20,885	313,902
CoStar Group Inc.[a]	24,825	4,679,264
eBay Inc.[a]	833,759	24,754,305
Facebook Inc. Class Aa	1,754,523	201,857,871
GoDaddy Inc. Class Aa,b	36,064	1,260,437
IAC/InterActiveCorp	54,537	3,533,452
Match Group Inc.[a,b]	22,430	383,553
Nutanix Inc. Class Aa,b	11,626	308,787
Pandora Media Inc.[a,b]	170,588	2,224,467
Twilio Inc. Class Aa,b	15,247	439,876
Twitter Inc.[a,b]	494,295	8,057,008
VeriSign Inc.[a,b]	74,196	5,644,090
Yahoo! Inc.[a]	676,811	26,172,281
Yelp Inc.[a,b]	52,759	2,011,701
Zillow Group Inc. Class Aa,b	39,703	1,447,174
Zillow Group Inc. Class Ca,b	79,444	2,897,323

		656,091,594
IT SERVICES — 3.81%
Accenture PLC Class A	487,480	57,098,532
Alliance Data Systems Corp.	45,116	10,309,006
Amdocs Ltd.	115,823	6,746,690
Automatic Data Processing Inc.	356,102	36,600,164
Black Knight Financial Services Inc. Class Aa,b	17,965	679,077
Booz Allen Hamilton Holding Corp.	88,012	3,174,593
Broadridge Financial Solutions Inc.	92,151	6,109,611
Cognizant Technology Solutions Corp. Class Aa	471,610	26,424,308
Computer Sciences Corp.	107,717	6,400,544
CoreLogic Inc./U.S.[a]	68,919	2,538,287
CSRA Inc.	126,762	4,036,102
DST Systems Inc.	25,440	2,725,896
Euronet Worldwide Inc.[a]	38,626	2,797,681
Fidelity National Information Services Inc.	253,253	19,156,057

Security	Shares	Value
First Data Corp. Class Aa	242,553	$3,441,827
Fiserv Inc.[a]	173,172	18,404,720
FleetCor Technologies Inc.[a,b]	71,275	10,086,838
Gartner Inc.[a]	62,483	6,315,157
Genpact Ltd.[a]	116,590	2,837,801
Global Payments Inc.[b]	119,655	8,305,254
International Business Machines Corp.	687,393	114,100,364
Jack Henry & Associates Inc.	62,907	5,584,884
Leidos Holdings Inc.	102,814	5,257,908
MasterCard Inc. Class A	753,368	77,785,246
Paychex Inc.	251,275	15,297,622
PayPal Holdings Inc.[a]	884,013	34,891,993
Sabre Corp.	160,591	4,006,745
Square Inc.[a]	40,094	546,481
Teradata Corp.[a,b]	100,214	2,722,814
Total System Services Inc.	129,800	6,364,094
Vantiv Inc. Class Aa	121,180	7,224,752
Visa Inc. Class A	1,489,863	116,239,111
Western Union Co. (The)	384,095	8,342,543
WEX Inc.[a,b]	30,208	3,371,213
Xerox Corp.	786,510	6,866,232

		642,790,147
LEISURE PRODUCTS — 0.14%
Brunswick Corp./DE	70,863	3,864,868
Hasbro Inc.	87,746	6,825,761
Mattel Inc.	266,091	7,330,807
Polaris Industries Inc.[b]	46,658	3,844,153
Vista Outdoor Inc.[a,b]	46,982	1,733,636

		23,599,225
LIFE SCIENCES TOOLS & SERVICES — 0.69%
Agilent Technologies Inc.	253,309	11,540,758
Bio-Rad Laboratories Inc. Class Aa	16,041	2,923,954
Bio-Techne Corp.	28,718	2,953,072
Bruker Corp.	81,058	1,716,808
Charles River Laboratories International Inc.[a]	36,566	2,785,964
Illumina Inc.[a,b]	114,088	14,607,828
Mettler-Toledo International Inc.[a]	20,547	8,600,152
Patheon NVa,b	25,324	727,052
PerkinElmer Inc.	84,164	4,389,153
QIAGEN NVa	177,666	4,978,201
Quintiles IMS Holdings Inc.[a]	109,465	8,324,813
Thermo Fisher Scientific Inc.	306,584	43,259,002
VWR Corp.[a,b]	60,402	1,511,862

360

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2016

Security	Shares	Value
Waters Corp.[a]	59,884	$8,047,811

		116,366,430
MACHINERY — 1.72%
AGCO Corp.	53,843	3,115,356
Allison Transmission Holdings Inc.	109,661	3,694,479
Caterpillar Inc.	435,597	40,397,266
Colfax Corp.[a,b]	76,995	2,766,430
Crane Co.	37,849	2,729,670
Cummins Inc.	124,122	16,963,754
Deere & Co.	245,774	25,324,553
Donaldson Co. Inc.	98,352	4,138,652
Dover Corp.	119,681	8,967,697
Flowserve Corp.	100,742	4,840,653
Fortive Corp.	236,428	12,679,634
Graco Inc.	43,102	3,581,345
IDEX Corp.	59,479	5,356,679
Illinois Tool Works Inc.	229,978	28,163,106
Ingersoll-Rand PLC	200,508	15,046,120
ITT Inc.	69,737	2,689,756
Lincoln Electric Holdings Inc.	47,330	3,628,791
Manitowoc Foodservice Inc.[a,b]	97,910	1,892,600
Middleby Corp. (The)[a,b]	43,992	5,666,609
Nordson Corp.	44,293	4,963,031
Oshkosh Corp.	56,590	3,656,280
PACCAR Inc.	267,194	17,073,697
Parker-Hannifin Corp.	104,022	14,563,080
Pentair PLC	129,710	7,272,840
Snap-on Inc.	45,013	7,709,376
Stanley Black & Decker Inc.	117,853	13,516,561
Terex Corp.	83,241	2,624,589
Timken Co. (The)	54,192	2,151,422
Toro Co. (The)	82,890	4,637,695
Trinity Industries Inc.	115,759	3,213,470
WABCO Holdings Inc.[a]	40,954	4,347,267
Wabtec Corp./DE	67,326	5,589,405
Xylem Inc./NY	139,359	6,901,058

		289,862,921
MARINE — 0.02%
Kirby Corp.[a,b]	40,895	2,719,518

		2,719,518
MEDIA — 3.11%
AMC Networks Inc. Class Aa	46,860	2,452,652
Cable One Inc.	3,615	2,247,554
CBS Corp. Class B NVS	299,137	19,031,096

Security	Shares	Value
Charter Communications Inc. Class Aa	156,537	$45,070,133
Cinemark Holdings Inc.	82,112	3,149,816
Clear Channel Outdoor Holdings Inc. Class A	27,034	136,522
Comcast Corp. Class A	1,884,066	130,094,757
Discovery Communications Inc. Class Aa,b	116,063	3,181,287
Discovery Communications Inc. Class C NVS[a]	173,092	4,635,404
DISH Network Corp. Class Aa,b	171,431	9,930,998
Interpublic Group of Companies Inc. (The)	313,760	7,345,122
John Wiley & Sons Inc. Class A	34,408	1,875,236
Liberty Broadband Corp. Class Aa,b	20,144	1,459,634
Liberty Broadband Corp. Class Ca,b	82,284	6,094,776
Liberty Media Corp.-Liberty SiriusXM Class Aa	70,452	2,432,003
Liberty Media Corp.-Liberty SiriusXM Class Ca	142,104	4,820,168
Lions Gate Entertainment Corp. Class A	36,492	981,635
Lions Gate Entertainment Corp. Class Ba	80,479	1,974,955
Live Nation Entertainment Inc.[a]	101,624	2,703,198
Madison Square Garden Co. (The)[a]	15,088	2,587,743
News Corp. Class A	295,046	3,381,227
News Corp. Class B	94,072	1,110,050
Omnicom Group Inc.	184,359	15,690,795
Regal Entertainment Group Class A	62,184	1,280,990
Scripps Networks Interactive Inc. Class A	63,897	4,560,329
Sirius XM Holdings Inc.[b]	1,393,122	6,199,393
TEGNA Inc.	168,773	3,610,054
Time Warner Inc.	614,678	59,334,867
Tribune Media Co.	60,143	2,103,802
Twenty-First Century Fox Inc. Class A	848,810	23,800,632
Twenty-First Century Fox Inc. Class B	381,783	10,403,587
Viacom Inc. Class A	7,840	301,840
Viacom Inc. Class B NVS	268,802	9,434,950
Walt Disney Co. (The)	1,268,609	132,214,430

		525,631,635

361

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2016

Security	Shares	Value
METALS & MINING — 0.42%
Alcoa Corp.[b]	114,559	3,216,817
Compass Minerals International Inc.	26,233	2,055,356
Freeport-McMoRan Inc.[a]	1,035,606	13,659,643
Newmont Mining Corp.	418,895	14,271,753
Nucor Corp.	250,481	14,908,629
Reliance Steel & Aluminum Co.	53,887	4,286,172
Royal Gold Inc.	50,504	3,199,428
Southern Copper Corp.	64,918	2,073,481
Steel Dynamics Inc.	183,642	6,533,982
Tahoe Resources Inc.	233,049	2,195,322
U.S. Steel Corp.	120,050	3,962,850

		70,363,433
MORTGAGE REAL ESTATE INVESTMENT — 0.14%
AGNC Investment Corp.	264,176	4,789,511
Annaly Capital Management Inc.[b]	793,209	7,908,294
Chimera Investment Corp.	145,778	2,481,141
MFA Financial Inc.	291,263	2,222,337
Starwood Property Trust Inc.	195,815	4,298,139
Two Harbors Investment Corp.	269,754	2,352,255

		24,051,677
MULTI-UTILITIES — 0.99%
Ameren Corp.	189,283	9,929,786
CenterPoint Energy Inc.	337,326	8,311,713
CMS Energy Corp.	217,196	9,039,698
Consolidated Edison Inc.	238,089	17,542,398
Dominion Resources Inc./VA	480,668	36,814,362
DTE Energy Co.	139,601	13,752,095
MDU Resources Group Inc.	150,891	4,341,134
NiSource Inc.	249,714	5,528,668
Public Service Enterprise Group Inc.	394,871	17,326,939
SCANA Corp.	101,961	7,471,702
Sempra Energy	195,024	19,627,215
Vectren Corp.	64,366	3,356,687
WEC Energy Group Inc.	246,276	14,444,087

		167,486,484
MULTILINE RETAIL — 0.51%
Dillard’s Inc. Class A	14,691	920,979
Dollar General Corp.	222,041	16,446,577
Dollar Tree Inc.[a]	176,814	13,646,505
JC Penney Co. Inc.[a,b]	239,546	1,990,627
Kohl’s Corp.	144,200	7,120,596
Macy’s Inc.	240,678	8,618,679
Nordstrom Inc.	95,550	4,579,711
Target Corp.	461,104	33,305,542

		86,629,216

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 6.07%
Anadarko Petroleum Corp.	436,587	$30,443,212
Antero Resources Corp.[a,b]	140,155	3,314,666
Apache Corp.	295,968	18,785,089
Cabot Oil & Gas Corp.	365,422	8,536,258
Cheniere Energy Inc.[a]	158,686	6,574,361
Chesapeake Energy Corp.[a]	471,788	3,311,952
Chevron Corp.	1,469,895	173,006,642
Cimarex Energy Co.	72,946	9,913,361
Concho Resources Inc.[a,b]	110,158	14,606,951
ConocoPhillips	968,888	48,580,044
CONSOL Energy Inc.[b]	176,108	3,210,449
Continental Resources Inc./OKa,b	67,190	3,462,973
Devon Energy Corp.	407,821	18,625,185
Diamondback Energy Inc.[a]	60,878	6,152,331
Energen Corp.	75,191	4,336,265
EOG Resources Inc.	429,519	43,424,371
EQT Corp.	134,261	8,780,669
Extraction Oil & Gas Inc.[a]	28,683	574,807
Exxon Mobil Corp.	3,260,593	294,301,124
Gulfport Energy Corp.[a]	97,028	2,099,686
Hess Corp.	219,663	13,682,808
HollyFrontier Corp.	125,624	4,115,442
Kinder Morgan Inc./DE	1,502,125	31,109,009
Kosmos Energy Ltd.[a,b]	125,807	881,907
Laredo Petroleum Inc.[a]	112,372	1,588,940
Marathon Oil Corp.	661,158	11,444,645
Marathon Petroleum Corp.	410,522	20,669,783
Murphy Oil Corp.	126,542	3,939,253
Newfield Exploration Co.[a]	155,272	6,288,516
Noble Energy Inc.	335,018	12,750,785
Occidental Petroleum Corp.	595,892	42,445,387
ONEOK Inc.	163,321	9,376,259
Parsley Energy Inc. Class Aa	126,431	4,455,428
PBF Energy Inc.	76,314	2,127,634
Phillips 66	352,097	30,424,702
Pioneer Natural Resources Co.	126,975	22,864,388
QEP Resources Inc.	184,879	3,403,622
Range Resources Corp.	159,483	5,479,836
Rice Energy Inc.[a]	93,103	1,987,749
SM Energy Co.	75,643	2,608,171
Southwestern Energy Co.[a]	382,893	4,142,902
Spectra Energy Corp.	546,083	22,438,551
Targa Resources Corp.	129,291	7,249,346
Tesoro Corp.	93,254	8,155,062

362

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2016

Security	Shares	Value
Valero Energy Corp.	366,797	$25,059,571
Whiting Petroleum Corp.[a]	156,655	1,882,993
Williams Companies Inc. (The)	537,403	16,734,729
World Fuel Services Corp.	53,595	2,460,546
WPX Energy Inc.[a]	257,578	3,752,912

		1,025,561,272
PAPER & FOREST PRODUCTS — 0.01%
Domtar Corp.	47,473	1,852,871

		1,852,871
PERSONAL PRODUCTS — 0.16%
Coty Inc. Class A	355,708	6,513,013
Edgewell Personal Care Co.[a]	45,733	3,338,052
Estee Lauder Companies Inc. (The) Class A	170,925	13,074,053
Herbalife Ltd.[a,b]	57,234	2,755,245
Nu Skin Enterprises Inc. Class A	42,641	2,037,387

		27,717,750
PHARMACEUTICALS — 4.53%
Akorn Inc.[a]	65,034	1,419,692
Allergan PLC[a]	261,495	54,916,565
Bristol-Myers Squibb Co.	1,305,429	76,289,271
Eli Lilly & Co.	762,281	56,065,768
Endo International PLC[a]	158,692	2,613,657
Johnson & Johnson	2,148,481	247,526,496
Mallinckrodt PLC[a]	84,862	4,227,825
Merck & Co. Inc.	2,166,114	127,519,131
Mylan NVa	357,611	13,642,860
Perrigo Co. PLC	107,361	8,935,656
Pfizer Inc.	4,698,330	152,601,758
Zoetis Inc.	355,625	19,036,606

		764,795,285
PROFESSIONAL SERVICES — 0.28%
Dun & Bradstreet Corp. (The)	28,165	3,416,978
Equifax Inc.	92,300	10,912,629
ManpowerGroup Inc.	52,130	4,632,793
Nielsen Holdings PLC	280,590	11,770,750
Robert Half International Inc.	98,770	4,818,001
TransUnion[a]	41,065	1,270,140
Verisk Analytics Inc. Class Aa	119,529	9,702,169

		46,523,460
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.10%
CBRE Group Inc. Class Aa,b	234,404	7,381,382

Security	Shares	Value
Howard Hughes Corp. (The)[a]	28,001	$3,194,914
Jones Lang LaSalle Inc.	34,906	3,526,902
Realogy Holdings Corp.	112,105	2,884,462

		16,987,660
ROAD & RAIL — 0.90%
AMERCO	4,758	1,758,509
Avis Budget Group Inc.[a]	60,483	2,218,516
CSX Corp.	745,305	26,778,809
Genesee & Wyoming Inc. Class Aa	44,299	3,074,794
Hertz Global Holdings Inc.[a,b]	55,736	1,201,668
JB Hunt Transport Services Inc.	70,442	6,837,805
Kansas City Southern	84,069	7,133,255
Landstar System Inc.	32,687	2,788,201
Norfolk Southern Corp.	230,596	24,920,510
Old Dominion Freight Line Inc.[a]	52,288	4,485,788
Ryder System Inc.	41,623	3,098,416
Union Pacific Corp.	659,308	68,357,053

		152,653,324
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.12%
Analog Devices Inc.	241,343	17,526,329
Applied Materials Inc.	850,840	27,456,607
Broadcom Ltd.	294,589	52,074,497
Cree Inc.[a,b]	76,994	2,031,872
Cypress Semiconductor Corp.	243,343	2,783,844
First Solar Inc.[a,b]	58,493	1,877,040
Intel Corp.	3,695,213	134,025,375
KLA-Tencor Corp.	121,442	9,555,057
Lam Research Corp.	124,351	13,147,631
Linear Technology Corp.	185,665	11,576,213
Marvell Technology Group Ltd.	312,093	4,328,730
Maxim Integrated Products Inc.	220,707	8,512,669
Microchip Technology Inc.	163,873	10,512,453
Micron Technology Inc.[a]	808,207	17,715,897
NVIDIA Corp.	397,331	42,411,111
ON Semiconductor Corp.[a]	319,592	4,077,994
Qorvo Inc.[a,b]	99,222	5,231,976
QUALCOMM Inc.	1,148,291	74,868,573
Skyworks Solutions Inc.	148,392	11,078,947
SunPower Corp.[a,b]	44,575	294,641
Teradyne Inc.	157,863	4,009,720
Texas Instruments Inc.	785,400	57,310,638
Versum Materials Inc.[a]	75,364	2,115,467
Xilinx Inc.	198,121	11,960,565

		526,483,846

363

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2016

Security	Shares	Value
SOFTWARE — 4.33%
Activision Blizzard Inc.	437,048	$15,781,803
Adobe Systems Inc.[a]	380,993	39,223,229
ANSYS Inc.[a]	68,749	6,358,595
Atlassian Corp. PLC Class Aa,b	20,946	504,380
Autodesk Inc.[a]	165,065	12,216,461
CA Inc.	227,660	7,232,758
Cadence Design Systems Inc.[a]	233,957	5,900,396
CDK Global Inc.	121,586	7,257,468
Citrix Systems Inc.[a]	120,970	10,803,831
Dell Technologies Inc. Class V Class Va	169,233	9,302,738
Electronic Arts Inc.[a]	226,989	17,877,654
FireEye Inc.[a,b]	117,322	1,396,132
Fortinet Inc.[a]	112,258	3,381,211
Guidewire Software Inc.[a,b]	56,101	2,767,462
Intuit Inc.	190,202	21,799,051
Manhattan Associates Inc.[a]	55,536	2,945,074
Microsoft Corp.	5,922,311	368,012,406
Nuance Communications Inc.[a]	175,645	2,617,111
Oracle Corp.	2,312,262	88,906,474
PTC Inc.[a]	89,149	4,124,924
Red Hat Inc.[a]	141,444	9,858,647
salesforce.com inc.[a]	499,750	34,212,885
ServiceNow Inc.[a,b]	122,944	9,139,657
Splunk Inc.[a,b]	101,736	5,203,796
SS&C Technologies Holdings Inc.	130,410	3,729,726
Symantec Corp.	477,906	11,417,174
Synopsys Inc.[a]	118,218	6,958,311
Tableau Software Inc. Class Aa	42,604	1,795,759
Tyler Technologies Inc.[a]	25,585	3,652,770
Ultimate Software Group Inc. (The)[a,b]	21,300	3,884,055
VMware Inc. Class Aa,b	63,223	4,977,547
Workday Inc. Class Aa	91,038	6,016,701
Zynga Inc. Class Aa,b	567,296	1,457,951

		730,714,137
SPECIALTY RETAIL — 2.38%
Advance Auto Parts Inc.	55,225	9,339,652
AutoNation Inc.[a]	50,445	2,454,149
AutoZone Inc.[a]	23,143	18,278,110
Bed Bath & Beyond Inc.	118,799	4,827,991
Best Buy Co. Inc.	216,317	9,230,246
Burlington Stores Inc.[a]	54,453	4,614,892
Cabela’s Inc.[a]	38,786	2,270,920
CarMax Inc.[a,b]	150,767	9,707,887

Security	Shares	Value
CST Brands Inc.	57,564	$2,771,707
Dick’s Sporting Goods Inc.	67,709	3,595,348
Foot Locker Inc.	105,425	7,473,578
GameStop Corp. Class A	79,237	2,001,527
Gap Inc. (The)	173,574	3,895,001
Home Depot Inc. (The)	972,882	130,444,019
L Brands Inc.	191,025	12,577,086
Lowe’s Companies Inc.	698,942	49,708,755
Michaels Companies Inc. (The)[a]	72,063	1,473,688
Murphy USA Inc.[a]	28,712	1,764,927
O’Reilly Automotive Inc.[a]	73,735	20,528,561
Penske Automotive Group Inc.	29,760	1,542,758
Ross Stores Inc.	307,277	20,157,371
Sally Beauty Holdings Inc.[a,b]	114,590	3,027,468
Signet Jewelers Ltd.	54,600	5,146,596
Staples Inc.	499,911	4,524,195
Tiffany & Co.	85,702	6,635,906
TJX Companies Inc. (The)	516,269	38,787,290
Tractor Supply Co.	104,090	7,891,063
Ulta Salon Cosmetics & Fragrance Inc.[a]	45,643	11,636,226
Urban Outfitters Inc.[a]	69,443	1,977,737
Williams-Sonoma Inc.	68,495	3,314,473

		401,599,127
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.40%
Apple Inc.	4,285,551	496,352,517
Hewlett Packard Enterprise Co.	1,348,280	31,199,199
HP Inc.	1,350,411	20,040,099
NCR Corp.[a]	96,306	3,906,172
NetApp Inc.	225,912	7,967,916
Western Digital Corp.	220,225	14,964,289

		574,430,192
TEXTILES, APPAREL & LUXURY GOODS — 0.69%
Carter’s Inc.	38,795	3,351,500
Coach Inc.	217,608	7,620,632
Hanesbrands Inc.	294,723	6,357,175
Kate Spade & Co.[a]	100,667	1,879,453
lululemon athletica Inc.[a,b]	75,324	4,895,307
Michael Kors Holdings Ltd.[a]	125,500	5,393,990
NIKE Inc. Class B	1,035,387	52,628,721
PVH Corp.	63,019	5,686,835
Ralph Lauren Corp.	44,230	3,994,854

364

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2016

Security	Shares	Value
Skechers U.S.A. Inc. Class Aa	101,006	$2,482,727
Under Armour Inc. Class Aa,b	141,988	4,124,751
Under Armour Inc. Class Ca,b	143,611	3,614,689
VF Corp.	265,666	14,173,281

		116,203,915
THRIFTS & MORTGAGE FINANCE — 0.04%
New York Community Bancorp. Inc.	371,390	5,908,815
TFS Financial Corp.	44,238	842,291

		6,751,106

TOBACCO — 1.48%
Altria Group Inc.	1,529,422	103,419,516
Philip Morris International Inc.	1,211,496	110,839,769
Reynolds American Inc.	645,127	36,152,917

		250,412,202
TRADING COMPANIES & DISTRIBUTORS — 0.28%
Air Lease Corp.	74,583	2,560,434
Fastenal Co.	224,468	10,545,507
HD Supply Holdings Inc.[a]	157,289	6,686,355
Herc Holdings Inc.[a]	18,217	731,595
MSC Industrial Direct Co. Inc. Class A	34,283	3,167,406
United Rentals Inc.[a,b]	68,936	7,278,263
Watsco Inc.	20,107	2,978,249
WESCO International Inc.[a]	37,631	2,504,343
WW Grainger Inc.[b]	43,158	10,023,446

		46,475,598
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	57,856	4,726,835

		4,726,835
WATER UTILITIES — 0.08%
American Water Works Co. Inc.	138,685	10,035,246
Aqua America Inc.	137,672	4,135,667

		14,170,913

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Sprint Corp.[a,b]	587,269	$4,944,805
T-Mobile U.S. Inc.[a]	222,623	12,803,049
Telephone & Data Systems Inc.	73,987	2,136,004
U.S. Cellular Corp.[a]	10,089	441,091

		20,324,949

TOTAL COMMON STOCKS (Cost: $15,147,259,157)		16,839,529,985

SHORT-TERM INVESTMENTS — 1.66%

MONEY MARKET FUNDS — 1.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	258,447,219	258,498,908
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	22,062,250	22,062,250

		280,561,158

TOTAL SHORT-TERM INVESTMENTS (Cost: $280,510,619)		280,561,158

TOTAL INVESTMENTS IN SECURITIES — 101.40% (Cost: $15,427,769,776)[g]		17,120,091,143
Other Assets, Less Liabilities — (1.40)%		(236,905,781)

NET ASSETS — 100.00%		$16,883,185,362

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $15,649,559,222. Net unrealized appreciation was $1,470,531,921, of which $2,230,688,611 represented gross unrealized appreciation on securities and $760,156,690 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	91,162	22,343	(15,869)	97,636	$37,154,403	$650,529	$2,442,415
PNC Financial Services Group Inc. (The)	376,337	86,633	(72,776)	390,194	45,637,090	608,741	1,112,365

					$82,791,493	$1,259,270	$3,554,780

365

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 ETF

December 31, 2016

Schedule 2 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	338	Mar. 2017	Chicago Mercantile	$37,780,990	$37,791,780	$10,790
S&P MidCap 400 E-Mini	23	Mar. 2017	Chicago Mercantile	3,849,431	3,815,930	(33,501)

				Net unrealized depreciation		$(22,711)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$16,839,529,985	$—	$—	$16,839,529,985
Money market funds	280,561,158	—	—	280,561,158

Total	$17,120,091,143	$—	$—	$17,120,091,143

Derivative financial instruments[a]:
Assets:
Futures contracts	$10,790	$—	$—	$10,790
Liabilities:
Futures contracts	(33,501)	—	—	(33,501)

Total	$(22,711)	$—	$—	$(22,711)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

366

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 2.72%
B/E Aerospace Inc.	312,891	$18,832,909
Boeing Co. (The)	1,831,685	285,156,721
BWX Technologies Inc.	284,071	11,277,619
General Dynamics Corp.	311,211	53,733,691
HEICO Corp.	59,312	4,575,921
HEICO Corp. Class A	116,468	7,908,177
Hexcel Corp.	282,379	14,525,576
Huntington Ingalls Industries Inc.	119,082	21,933,714
Lockheed Martin Corp.	780,591	195,100,914
Northrop Grumman Corp.	510,696	118,777,676
Raytheon Co.	349,435	49,619,770
Rockwell Collins Inc.	398,012	36,919,593
Spirit AeroSystems Holdings Inc. Class A	193,151	11,270,361
Textron Inc.	255,468	12,405,526
TransDigm Group Inc.	153,137	38,124,987

		880,163,155
AIR FREIGHT & LOGISTICS — 1.35%
CH Robinson Worldwide Inc.	435,186	31,881,726
Expeditors International of Washington Inc.	391,589	20,738,553
FedEx Corp.	765,864	142,603,877
United Parcel Service Inc. Class B	2,123,284	243,413,278

		438,637,434
AIRLINES — 0.67%
Alaska Air Group Inc.	301,643	26,764,783
Delta Air Lines Inc.	1,843,057	90,659,974
JetBlue Airways Corp.[a]	73,618	1,650,516
Southwest Airlines Co.	1,960,678	97,720,191

		216,795,464
AUTO COMPONENTS — 0.33%
Adient PLC[a]	60,705	3,557,313
BorgWarner Inc.	80,084	3,158,513
Delphi Automotive PLC	835,237	56,253,212
Gentex Corp.	556,421	10,955,930
Lear Corp.	187,093	24,765,500
Visteon Corp.	104,336	8,382,354

		107,072,822

Security	Shares	Value
AUTOMOBILES — 0.38%
Harley-Davidson Inc.	553,748	$32,305,658
Tesla Motors Inc.[a,b]	358,643	76,638,423
Thor Industries Inc.	146,654	14,672,733

		123,616,814
BANKS — 0.31%
Citizens Financial Group Inc.	668,839	23,830,733
First Hawaiian Inc.	7,979	277,829
First Republic Bank/CA	358,294	33,013,209
Signature Bank/New York NYa	94,833	14,243,917
SVB Financial Group[a]	118,609	20,360,421
Western Alliance Bancorp.[a]	160,579	7,821,803

		99,547,912
BEVERAGES — 3.07%
Brown-Forman Corp. Class A	155,919	7,211,254
Brown-Forman Corp. Class B	539,092	24,216,013
Coca-Cola Co. (The)	8,949,823	371,059,661
Constellation Brands Inc. Class A	509,231	78,070,204
Dr Pepper Snapple Group Inc.	570,083	51,689,426
Monster Beverage Corp.[a]	1,287,393	57,083,006
PepsiCo Inc.	3,859,068	403,774,285

		993,103,849
BIOTECHNOLOGY — 5.67%
AbbVie Inc.	4,969,143	311,167,735
ACADIA Pharmaceuticals Inc.[a,b]	291,438	8,405,072
Agios Pharmaceuticals Inc.[a,b]	94,214	3,931,550
Alexion Pharmaceuticals Inc.[a,b]	667,660	81,688,201
Alkermes PLC[a]	459,794	25,555,350
Alnylam Pharmaceuticals Inc.[a,b]	197,850	7,407,504
Amgen Inc.	2,307,062	337,315,535
Biogen Inc.[a]	671,793	190,507,059
BioMarin Pharmaceutical Inc.[a,b]	522,732	43,303,119
Celgene Corp.[a]	2,359,032	273,057,954
Gilead Sciences Inc.	4,068,655	291,356,385
Incyte Corp.[a]	500,150	50,150,040
Intercept Pharmaceuticals Inc.[a,b]	49,947	5,426,742
Intrexon Corp.[a,b]	168,423	4,092,679

367

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Ionis Pharmaceuticals Inc.[a,b]	367,049	$17,555,954
Juno Therapeutics Inc.[a,b]	172,526	3,252,115
Neurocrine Biosciences Inc.[a]	261,657	10,126,126
OPKO Health Inc.[a,b]	903,105	8,398,876
Regeneron Pharmaceuticals Inc.[a,b]	238,072	87,393,850
Seattle Genetics Inc.[a,b]	294,602	15,546,148
United Therapeutics Corp.[a,b]	37,295	5,349,222
Vertex Pharmaceuticals Inc.[a]	757,899	55,834,419

		1,836,821,635
BUILDING PRODUCTS — 0.40%
Allegion PLC	293,970	18,814,080
AO Smith Corp.	446,151	21,125,250
Fortune Brands Home & Security Inc.	467,557	24,995,597
Johnson Controls International PLC	606,816	24,994,751
Lennox International Inc.	114,084	17,474,246
Masco Corp.	659,764	20,861,738

		128,265,662
CAPITAL MARKETS — 1.69%
Affiliated Managers Group Inc.[a,b]	143,459	20,844,593
Ameriprise Financial Inc.	145,631	16,156,303
Artisan Partners Asset Management Inc.	113,191	3,367,432
CBOE Holdings Inc.	247,963	18,321,986
Charles Schwab Corp. (The)	2,842,735	112,202,750
Donnelley Financial Solutions Inc.[a]	53,831	1,237,036
Eaton Vance Corp. NVS	334,087	13,991,564
FactSet Research Systems Inc.	122,556	20,029,327
Federated Investors Inc. Class B	263,446	7,450,253
Interactive Brokers Group Inc. Class A	22,089	806,469
Intercontinental Exchange Inc.	868,590	49,005,848
Invesco Ltd.	210,633	6,390,605
Lazard Ltd. Class A	53,293	2,189,809
LPL Financial Holdings Inc.	37,651	1,325,692
MarketAxess Holdings Inc.	112,227	16,488,391
Moody’s Corp.	466,667	43,992,698

Security	Shares	Value
Morningstar Inc.	54,554	$4,012,992
MSCI Inc.	278,645	21,951,653
NorthStar Asset Management Group Inc.	561,846	8,382,742
S&P Global Inc.	808,690	86,966,523
SEI Investments Co.	395,633	19,528,445
T Rowe Price Group Inc.	567,198	42,687,322
TD Ameritrade Holding Corp.	677,336	29,531,850

		546,862,283
CHEMICALS — 2.70%
AdvanSix Inc.[a]	92,874	2,056,230
Air Products & Chemicals Inc.	524,177	75,387,136
Axalta Coating Systems Ltd.[a]	501,493	13,640,610
Celanese Corp. Series A	41,026	3,230,387
Ecolab Inc.	799,411	93,706,958
EI du Pont de Nemours & Co.	2,684,103	197,013,160
FMC Corp.	333,754	18,877,126
International Flavors & Fragrances Inc.	243,633	28,707,277
LyondellBasell Industries NV Class A	469,473	40,271,394
Monsanto Co.	868,938	91,420,967
NewMarket Corp.	20,737	8,789,170
PPG Industries Inc.	815,613	77,287,488
Praxair Inc.	769,179	90,140,087
RPM International Inc.	399,263	21,492,327
Scotts Miracle-Gro Co. (The) Class A	126,891	12,124,435
Sherwin-Williams Co. (The)	247,574	66,533,037
Valspar Corp. (The)	240,159	24,882,874
Valvoline Inc.[b]	15,794	339,571
WR Grace & Co.	118,816	8,036,714

		873,936,948
COMMERCIAL SERVICES & SUPPLIES — 0.60%
Cintas Corp.	271,568	31,382,398
Clean Harbors Inc.[a,b]	12,574	699,743
Copart Inc.[a,b]	297,827	16,502,594
Covanta Holding Corp.	354,729	5,533,772
KAR Auction Services Inc.	427,041	18,200,488
LSC Communications Inc.	53,831	1,597,704
Pitney Bowes Inc.	574,816	8,731,455
Rollins Inc.	291,928	9,861,328
RR Donnelley & Sons Co.	143,190	2,336,861

368

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Stericycle Inc.[a,b]	237,468	$18,294,535
Waste Management Inc.	1,126,700	79,894,297

		193,035,175
COMMUNICATIONS EQUIPMENT — 0.30%
Arista Networks Inc.[a,b]	118,703	11,486,889
ARRIS International PLC[a]	130,355	3,927,596
CommScope Holding Co. Inc.[a]	389,919	14,504,987
F5 Networks Inc.[a,b]	205,160	29,690,755
Motorola Solutions Inc.	60,251	4,994,206
Palo Alto Networks Inc.[a,b]	268,114	33,527,656

		98,132,089
CONSTRUCTION & ENGINEERING — 0.04%
Quanta Services Inc.[a,b]	119,271	4,156,595
Valmont Industries Inc.	54,107	7,623,676

		11,780,271
CONSTRUCTION MATERIALS — 0.31%
Eagle Materials Inc.	142,360	14,026,731
Martin Marietta Materials Inc.	175,751	38,934,119
Vulcan Materials Co.	379,424	47,484,913

		100,445,763
CONSUMER FINANCE — 0.11%
Credit Acceptance Corp.[a,b]	25,053	5,449,278
Discover Financial Services	414,995	29,916,990

		35,366,268
CONTAINERS & PACKAGING — 0.55%
AptarGroup Inc.	48,042	3,528,685
Avery Dennison Corp.	257,519	18,082,984
Ball Corp.	523,283	39,282,855
Bemis Co. Inc.	41,716	1,994,859
Berry Plastics Group Inc.[a,b]	368,280	17,946,284
Crown Holdings Inc.[a]	412,030	21,660,417
Graphic Packaging Holding Co.	682,664	8,519,647
Owens-Illinois Inc.[a,b]	490,865	8,545,960
Packaging Corp. of America	285,850	24,245,797
Sealed Air Corp.	600,771	27,238,957
Silgan Holdings Inc.	113,613	5,814,713

		176,861,158
DISTRIBUTORS — 0.25%
Genuine Parts Co.	424,512	40,557,876
LKQ Corp.[a]	933,343	28,606,963
Pool Corp.	122,982	12,831,942

		81,996,781

Security	Shares	Value
DIVERSIFIED CONSUMER SERVICES — 0.10%
Service Corp. International/U.S.	571,830	$16,239,972
ServiceMaster Global Holdings Inc.[a]	412,820	15,550,929

		31,790,901
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.16%
SBA Communications Corp. Class Aa	242,704	25,061,615
Verizon Communications Inc.	6,266,843	334,524,079
Zayo Group Holdings Inc.[a]	506,661	16,648,881

		376,234,575
ELECTRICAL EQUIPMENT — 0.34%
Acuity Brands Inc.	133,114	30,730,698
AMETEK Inc.	129,207	6,279,460
Emerson Electric Co.	322,492	17,978,929
Hubbell Inc.	107,205	12,510,824
Rockwell Automation Inc.	316,986	42,602,918

		110,102,829
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.49%
Amphenol Corp. Class A	922,603	61,998,922
CDW Corp./DE	497,930	25,937,174
Cognex Corp.	247,299	15,733,162
Fitbit Inc.[a,b]	313,344	2,293,678
IPG Photonics Corp.[a,b]	90,611	8,944,212
National Instruments Corp.	248,133	7,647,459
Trimble Inc.[a,b]	606,817	18,295,532
VeriFone Systems Inc.[a,b]	335,026	5,940,011
Zebra Technologies Corp. Class Aa,b	129,039	11,066,385

		157,856,535
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.60%
Alexandria Real Estate Equities Inc.[b]	23,803	2,645,227
American Tower Corp.	1,293,477	136,694,649
Boston Properties Inc.	79,405	9,987,561
Care Capital Properties Inc.[b]	25,008	625,200
Crown Castle International Corp.	974,966	84,597,800
CubeSmart	367,372	9,834,549

369

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2016

Security	Shares	Value
CyrusOne Inc.[b]	189,133	$8,459,919
Digital Realty Trust Inc.[b]	342,707	33,674,390
Empire State Realty Trust Inc. Class Ab	226,636	4,575,781
Equinix Inc.	212,720	76,028,255
Equity Lifestyle Properties Inc.	232,896	16,791,802
Essex Property Trust Inc.	83,192	19,342,140
Extra Space Storage Inc.[b]	368,880	28,492,291
Federal Realty Investment Trust	216,157	30,718,071
Healthcare Trust of America Inc. Class Ab	302,678	8,810,957
Iron Mountain Inc.[b]	796,691	25,876,524
Lamar Advertising Co. Class Ab	249,785	16,795,543
Life Storage Inc.	91,186	7,774,518
Omega Healthcare Investors Inc.[b]	208,163	6,507,175
Outfront Media Inc.[b]	67,713	1,684,022
Pinnacle Entertainment Inc.	580,596	17,777,850
Public Storage	452,675	101,172,863
Regency Centers Corp.[b]	54,742	3,774,461
Senior Housing Properties Trust	79,468	1,504,329
Simon Property Group Inc.	855,981	152,082,144
Tanger Factory Outlet Centers Inc.[b]	256,823	9,189,127
Taubman Centers Inc.	91,683	6,778,124
Ventas Inc.	325,500	20,350,260

		842,545,532
FOOD & STAPLES RETAILING — 2.32%
Casey’s General Stores Inc.	118,343	14,068,616
Costco Wholesale Corp.	1,337,488	214,145,204
CVS Health Corp.	3,104,375	244,966,231
Kroger Co. (The)	2,917,349	100,677,714
Rite Aid Corp.[a]	3,148,331	25,942,247
Sprouts Farmers Market Inc.[a]	403,471	7,633,671
Sysco Corp.	1,609,462	89,115,911
U.S. Foods Holding Corp.[a]	135,994	3,737,115
Walgreens Boots Alliance Inc.	546,330	45,214,271
Whole Foods Market Inc.	163,042	5,015,172

		750,516,152

Security	Shares	Value
FOOD PRODUCTS — 1.55%
Blue Buffalo Pet Products Inc.[a,b]	181,510	$4,363,500
Campbell Soup Co.	570,257	34,483,441
Conagra Brands Inc.	1,057,736	41,833,459
Flowers Foods Inc.	482,455	9,634,626
General Mills Inc.	1,824,295	112,686,702
Hain Celestial Group Inc. (The)[a]	231,135	9,021,199
Hershey Co. (The)	431,937	44,675,244
Hormel Foods Corp.	724,338	25,214,206
Ingredion Inc.	155,250	19,400,040
Kellogg Co.	701,806	51,730,120
Kraft Heinz Co. (The)	234,397	20,467,546
Lamb Weston Holdings Inc.[a]	351,617	13,308,691
McCormick & Co. Inc./MD	353,674	33,008,395
Mead Johnson Nutrition Co.	204,930	14,500,847
Pilgrim’s Pride Corp.	25,895	491,746
Post Holdings Inc.[a,b]	112,818	9,069,439
TreeHouse Foods Inc.[a,b]	52,731	3,806,651
Tyson Foods Inc. Class A	417,614	25,758,432
WhiteWave Foods Co. (The)[a]	531,574	29,555,514

		503,009,798
HEALTH CARE EQUIPMENT & SUPPLIES — 2.63%
ABIOMED Inc.[a]	121,020	13,636,534
Alere Inc.[a]	46,107	1,796,790
Align Technology Inc.[a,b]	221,128	21,257,035
Baxter International Inc.	166,432	7,379,595
Becton Dickinson and Co.	641,684	106,230,786
Boston Scientific Corp.[a]	4,134,445	89,428,045
Cooper Companies Inc. (The)	112,983	19,764,116
CR Bard Inc.	224,975	50,542,884
Danaher Corp.	490,007	38,142,145
DexCom Inc.[a,b]	250,424	14,950,313
Edwards Lifesciences Corp.[a]	646,209	60,549,783
Hill-Rom Holdings Inc.	186,535	10,472,075
Hologic Inc.[a,b]	853,260	34,232,791
IDEXX Laboratories Inc.[a]	271,463	31,834,466
Intuitive Surgical Inc.[a]	115,683	73,362,688
ResMed Inc.	426,196	26,445,462
St. Jude Medical Inc.	594,416	47,666,219
Stryker Corp.	1,032,494	123,703,106
Teleflex Inc.	24,486	3,945,919

370

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Varian Medical Systems Inc.[a,b]	291,441	$26,165,573
West Pharmaceutical Services Inc.	222,415	18,867,464
Zimmer Biomet Holdings Inc.	299,702	30,929,246

		851,303,035
HEALTH CARE PROVIDERS & SERVICES — 3.72%
Acadia Healthcare Co. Inc.[a,b]	76,218	2,522,816
Aetna Inc.	350,870	43,511,389
AmerisourceBergen Corp.	506,744	39,622,313
Anthem Inc.	218,859	31,465,358
Cardinal Health Inc.	929,422	66,890,501
Centene Corp.[a]	375,859	21,239,792
Cigna Corp.	259,782	34,652,321
DaVita Inc.[a]	200,615	12,879,483
Envision Healthcare Corp.[a,b]	254,040	16,078,191
Express Scripts Holding Co.[a]	1,714,464	117,937,979
HCA Holdings Inc.[a]	640,181	47,386,198
Henry Schein Inc.[a]	252,333	38,281,439
Humana Inc.	430,270	87,787,988
Laboratory Corp. of America Holdings[a]	139,850	17,953,943
McKesson Corp.	689,778	96,879,320
MEDNAX Inc.[a,b]	196,230	13,080,692
Patterson Companies Inc.	255,247	10,472,784
Premier Inc.[a,b]	42,490	1,289,996
Tenet Healthcare Corp.[a,b]	244,333	3,625,902
UnitedHealth Group Inc.	2,879,090	460,769,564
Universal Health Services Inc. Class B	64,288	6,838,958
VCA Inc.[a]	236,761	16,253,643
WellCare Health Plans Inc.[a]	126,447	17,333,355

		1,204,753,925
HEALTH CARE TECHNOLOGY — 0.21%
athenahealth Inc.[a,b]	118,532	12,466,011
Cerner Corp.[a,b]	900,241	42,644,416
Inovalon Holdings Inc.[a,b]	179,643	1,850,323
Veeva Systems Inc.[a,b]	292,336	11,898,075

		68,858,825
HOTELS, RESTAURANTS & LEISURE — 3.19%
Aramark	317,927	11,356,352
Brinker International Inc.	151,873	7,522,270
Chipotle Mexican Grill Inc.[a]	86,388	32,595,920

Security	Shares	Value
Choice Hotels International Inc.	68,837	$3,858,314
Darden Restaurants Inc.	356,605	25,932,316
Domino’s Pizza Inc.	152,804	24,332,509
Dunkin’ Brands Group Inc.	279,311	14,647,069
Extended Stay America Inc.	30,946	499,778
Hilton Worldwide Holdings Inc.	1,410,517	38,366,062
Hyatt Hotels Corp. Class Aa	4,181	231,042
Las Vegas Sands Corp.	1,117,447	59,682,844
Marriott International Inc./MD Class A	744,184	61,529,133
McDonald’s Corp.	2,553,066	310,759,193
MGM Resorts International[a]	130,048	3,749,284
Norwegian Cruise Line Holdings Ltd.[a]	44,974	1,912,744
Panera Bread Co. Class Aa,b	68,407	14,029,592
Six Flags Entertainment Corp.	217,834	13,061,327
Starbucks Corp.	4,380,236	243,190,703
Vail Resorts Inc.	118,305	19,083,780
Wendy’s Co. (The)	364,575	4,929,054
Wyndham Worldwide Corp.	337,191	25,751,277
Wynn Resorts Ltd.	223,595	19,343,203
Yum China Holdings Inc.[a,b]	1,075,373	28,088,743
Yum! Brands Inc.	1,065,650	67,487,614

		1,031,940,123
HOUSEHOLD DURABLES — 0.64%
CalAtlantic Group Inc.	28,134	956,837
DR Horton Inc.	575,726	15,734,592
Harman International Industries Inc.	99,293	11,037,410
Leggett & Platt Inc.	406,005	19,845,524
Lennar Corp. Class A	287,707	12,351,262
Lennar Corp. Class B	15,697	541,546
Mohawk Industries Inc.[a]	149,162	29,784,668
Newell Brands Inc.	1,446,608	64,591,047
NVR Inc.[a]	10,748	17,938,412
PulteGroup Inc.	311,636	5,727,870
Tempur Sealy International Inc.[a,b]	162,068	11,066,003
Toll Brothers Inc.[a,b]	221,392	6,863,152
Tupperware Brands Corp.	153,030	8,052,439
Whirlpool Corp.	22,321	4,057,288

		208,548,050

371

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2016

Security	Shares	Value
HOUSEHOLD PRODUCTS — 0.69%
Church & Dwight Co. Inc.	784,361	$34,660,913
Clorox Co. (The)	337,553	40,513,111
Colgate-Palmolive Co.	476,080	31,154,675
Energizer Holdings Inc.	58,235	2,597,863
Kimberly-Clark Corp.	939,400	107,204,328
Spectrum Brands Holdings Inc.	74,971	9,171,203

		225,302,093
INDUSTRIAL CONGLOMERATES — 2.47%
3M Co.	1,806,727	322,627,241
Carlisle Companies Inc.	56,939	6,279,802
General Electric Co.	5,483,717	173,285,457
Honeywell International Inc.	2,336,728	270,709,939
Roper Technologies Inc.	156,078	28,574,760

		801,477,199
INSURANCE — 0.78%
AmTrust Financial Services Inc.	19,056	521,753
Aon PLC	806,690	89,970,136
Arthur J Gallagher & Co.	368,866	19,166,277
Brown & Brown Inc.	21,126	947,712
Erie Indemnity Co. Class A	54,557	6,134,935
Lincoln National Corp.	165,339	10,957,016
Marsh & McLennan Companies Inc.	1,599,638	108,119,532
Progressive Corp. (The)	170,448	6,050,904
XL Group Ltd.	267,581	9,970,068

		251,838,333
INTERNET & DIRECT MARKETING RETAIL — 4.18%
Amazon.com Inc.[a]	1,194,596	895,791,702
Expedia Inc.	367,404	41,619,525
Groupon Inc.[a,b]	1,115,135	3,702,248
Liberty Expedia Holdings Inc. Class Aa	29,946	1,187,958
Liberty Interactive Corp. QVC Group Series Aa	761,317	15,211,114
Liberty Ventures Series Aa,b	44,757	1,650,191
Netflix Inc.[a]	1,251,331	154,914,778
Priceline Group Inc. (The)[a,b]	151,918	222,720,903
TripAdvisor Inc.[a]	353,670	16,399,678

		1,353,198,097

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 7.57%
Akamai Technologies Inc.[a,b]	468,765	$31,257,250
Alphabet Inc. Class Aa	901,733	714,578,316
Alphabet Inc. Class Ca	911,380	703,421,312
CommerceHub Inc. Series Aa	7,458	111,945
CommerceHub Inc. Series Ca	14,916	224,187
CoStar Group Inc.[a,b]	97,368	18,352,894
eBay Inc.[a]	3,275,969	97,263,520
Facebook Inc. Class Aa	6,892,214	792,949,221
GoDaddy Inc. Class Aa,b	141,795	4,955,735
IAC/InterActiveCorp	167,960	10,882,128
Match Group Inc.[a,b]	89,158	1,524,602
Nutanix Inc. Class Aa,b	35,868	952,654
Pandora Media Inc.[a,b]	576,315	7,515,148
Twilio Inc. Class Aa,b	47,079	1,358,229
Twitter Inc.[a,b]	1,710,302	27,877,923
VeriSign Inc.[a,b]	289,763	22,042,271
Yelp Inc.[a]	160,153	6,106,634
Zillow Group Inc. Class Aa,b	107,741	3,927,159
Zillow Group Inc. Class Ca,b	216,071	7,880,109

		2,453,181,237
IT SERVICES — 6.97%
Accenture PLC Class A	1,914,933	224,296,102
Alliance Data Systems Corp.	176,575	40,347,388
Automatic Data Processing Inc.	1,398,888	143,777,709
Black Knight Financial Services Inc. Class Aa,b	70,359	2,659,570
Booz Allen Hamilton Holding Corp.	325,622	11,745,186
Broadridge Financial Solutions Inc.	360,421	23,895,912
Cognizant Technology Solutions Corp. Class Aa	1,852,823	103,813,673
CoreLogic Inc./U.S.[a]	158,654	5,843,227
CSRA Inc.	498,291	15,865,585
DST Systems Inc.	99,989	10,713,821
Euronet Worldwide Inc.[a]	151,969	11,007,115
Fidelity National Information Services Inc.	569,103	43,046,951
First Data Corp. Class Aa	953,055	13,523,850
Fiserv Inc.[a,b]	682,239	72,508,361

372

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2016

Security	Shares	Value
FleetCor Technologies Inc.[a]	281,990	$39,907,225
Gartner Inc.[a]	244,649	24,726,674
Genpact Ltd.[a,b]	458,055	11,149,059
Global Payments Inc.[b]	469,091	32,559,606
International Business Machines Corp.	1,855,075	307,923,899
Jack Henry & Associates Inc.	241,118	21,406,456
Leidos Holdings Inc.	202,326	10,346,952
MasterCard Inc. Class A	2,959,442	305,562,386
Paychex Inc.	987,095	60,094,344
PayPal Holdings Inc.[a]	3,473,258	137,089,493
Sabre Corp.	643,426	16,053,479
Square Inc.[a]	157,325	2,144,340
Teradata Corp.[a,b]	394,758	10,725,575
Total System Services Inc.	508,379	24,925,822
Vantiv Inc. Class Aa	474,034	28,261,907
Visa Inc. Class A	5,852,550	456,615,951
Western Union Co. (The)	1,505,711	32,704,043
WEX Inc.[a,b]	117,454	13,107,866

		2,258,349,527
LEISURE PRODUCTS — 0.26%
Brunswick Corp./DE	224,166	12,226,014
Hasbro Inc.	343,567	26,726,077
Mattel Inc.	1,042,959	28,733,520
Polaris Industries Inc.[b]	183,482	15,117,082
Vista Outdoor Inc.[a]	32,241	1,189,693

		83,992,386
LIFE SCIENCES TOOLS & SERVICES — 0.84%
Agilent Technologies Inc.	259,704	11,832,114
Bio-Techne Corp.	111,849	11,501,433
Bruker Corp.	318,612	6,748,202
Charles River Laboratories International Inc.[a]	142,172	10,832,085
Illumina Inc.[a]	449,957	57,612,494
Mettler-Toledo International Inc.[a]	80,253	33,590,696
Patheon NVa,b	57,949	1,663,716
PerkinElmer Inc.	69,368	3,617,541
Quintiles IMS Holdings Inc.[a]	342,413	26,040,509
Thermo Fisher Scientific Inc.	549,426	77,524,008
VWR Corp.[a,b]	13,692	342,711
Waters Corp.[a,b]	234,614	31,529,775

		272,835,284

Security	Shares	Value
MACHINERY — 1.23%
Deere & Co.	238,521	$24,577,204
Donaldson Co. Inc.	356,835	15,015,617
Flowserve Corp.	240,703	11,565,779
Fortive Corp.	243,819	13,076,013
Graco Inc.	168,180	13,974,076
IDEX Corp.	216,658	19,512,219
Illinois Tool Works Inc.	903,663	110,662,571
Ingersoll-Rand PLC	395,424	29,672,617
Lincoln Electric Holdings Inc.	117,416	9,002,285
Manitowoc Foodservice Inc.[a,b]	168,786	3,262,633
Middleby Corp. (The)[a,b]	173,333	22,327,024
Nordson Corp.	174,633	19,567,628
PACCAR Inc.	91,941	5,875,030
Snap-on Inc.	129,660	22,206,868
Stanley Black & Decker Inc.	55,206	6,331,576
Toro Co. (The)	325,649	18,220,062
WABCO Holdings Inc.[a]	161,262	17,117,961
Wabtec Corp./DEb	263,433	21,870,208
Xylem Inc./NY	284,071	14,067,196

		397,904,567
MEDIA — 5.48%
AMC Networks Inc. Class Aa,b	181,409	9,494,947
Cable One Inc.	14,185	8,819,240
CBS Corp. Class B NVS	1,168,615	74,347,286
Charter Communications Inc. Class Aa	614,893	177,039,993
Cinemark Holdings Inc.	322,627	12,375,972
Clear Channel Outdoor Holdings Inc. Class A	55,832	281,952
Comcast Corp. Class A	6,846,010	472,716,990
Discovery Communications Inc. Class Aa,b	424,831	11,644,618
Discovery Communications Inc. Class C NVS[a]	635,224	17,011,299
DISH Network Corp. Class Aa,b	518,274	30,023,613
Interpublic Group of Companies Inc. (The)	1,239,586	29,018,708
Lions Gate Entertainment Corp. Class Ab	91,736	2,467,698
Lions Gate Entertainment Corp. Class Ba,b	264,634	6,494,118
Live Nation Entertainment Inc.[a]	228,097	6,067,380

373

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Madison Square Garden Co. (The)[a,b]	5,929	$1,016,883
Omnicom Group Inc.	726,892	61,865,778
Regal Entertainment Group Class A	69,350	1,428,610
Scripps Networks Interactive Inc. Class A	251,041	17,916,796
Sirius XM Holdings Inc.[b]	5,449,864	24,251,895
Time Warner Inc.	1,586,421	153,137,219
Tribune Media Co.	18,439	644,996
Twenty-First Century Fox Inc. Class A	2,588,925	72,593,457
Twenty-First Century Fox Inc. Class B	1,159,081	31,584,957
Viacom Inc. Class A	26,869	1,034,457
Viacom Inc. Class B NVS	929,534	32,626,643
Walt Disney Co. (The)	4,983,417	519,371,720

		1,775,277,225
METALS & MINING — 0.06%
Freeport-McMoRan Inc.[a]	882,839	11,644,646
Royal Gold Inc.	12,846	813,794
Southern Copper Corp.	115,458	3,687,729
Steel Dynamics Inc.	106,439	3,787,100

		19,933,269
MULTI-UTILITIES — 0.03%
Dominion Resources Inc./VA	116,538	8,925,645

		8,925,645
MULTILINE RETAIL — 0.47%
Dollar General Corp.	875,136	64,821,323
Dollar Tree Inc.[a]	697,204	53,810,205
Nordstrom Inc.	375,691	18,006,870
Target Corp.	198,692	14,351,523

		150,989,921
OIL, GAS & CONSUMABLE FUELS — 0.63%
Apache Corp.	804,716	51,075,324
Cabot Oil & Gas Corp.	994,383	23,228,787
Chesapeake Energy Corp.[a]	155,647	1,092,642
Cimarex Energy Co.	44,945	6,108,025
Continental Resources Inc./OKa,b	117,451	6,053,425
Devon Energy Corp.	141,876	6,479,477
Diamondback Energy Inc.[a,b]	58,314	5,893,213
EOG Resources Inc.	191,038	19,313,942

Security	Shares	Value
Extraction Oil & Gas Inc.[a]	15,407	$308,756
Newfield Exploration Co.[a]	154,285	6,248,542
ONEOK Inc.	639,952	36,739,644
Parsley Energy Inc. Class Aa,b	43,187	1,521,910
Southwestern Energy Co.[a]	1,496,858	16,196,004
Spectra Energy Corp.	328,698	13,506,201
Williams Companies Inc. (The)	348,035	10,837,810

		204,603,702
PERSONAL PRODUCTS — 0.20%
Coty Inc. Class A	76,552	1,401,667
Estee Lauder Companies Inc. (The) Class A	663,214	50,729,239
Herbalife Ltd.[a,b]	224,525	10,808,634
Nu Skin Enterprises Inc. Class A	48,294	2,307,487

		65,247,027
PHARMACEUTICALS — 2.95%
Akorn Inc.[a,b]	255,410	5,575,600
Allergan PLC[a]	608,112	127,709,601
Bristol-Myers Squibb Co.	5,128,056	299,683,593
Eli Lilly & Co.	2,994,434	220,240,621
Johnson & Johnson	1,460,074	168,215,125
Mylan NVa	444,554	16,959,735
Pfizer Inc.	1,299,051	42,193,176
Zoetis Inc.	1,401,235	75,008,110

		955,585,561
PROFESSIONAL SERVICES — 0.45%
Dun & Bradstreet Corp. (The)	44,667	5,419,000
Equifax Inc.	364,967	43,150,048
Nielsen Holdings PLC	869,000	36,454,550
Robert Half International Inc.	388,338	18,943,128
TransUnion[a]	161,350	4,990,556
Verisk Analytics Inc. Class Aa	468,548	38,032,041

		146,989,323
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.09%
CBRE Group Inc. Class Aa	917,908	28,904,923

		28,904,923
ROAD & RAIL — 0.32%
AMERCO	11,632	4,299,071
Avis Budget Group Inc.[a]	237,813	8,722,981
Hertz Global Holdings Inc.[a,b]	41,216	888,617

374

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2016

Security	Shares	Value
JB Hunt Transport Services Inc.	271,294	$26,334,509
Landstar System Inc.	128,514	10,962,244
Old Dominion Freight Line Inc.[a]	127,937	10,975,715
Union Pacific Corp.	405,775	42,070,752

		104,253,889
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.17%
Applied Materials Inc.	2,393,380	77,234,373
Broadcom Ltd.	1,157,194	204,557,183
Cree Inc.[a,b]	110,496	2,915,989
Intel Corp.	1,312,136	47,591,173
KLA-Tencor Corp.	477,746	37,589,055
Lam Research Corp.	389,868	41,220,744
Linear Technology Corp.	342,103	21,330,122
Maxim Integrated Products Inc.	864,598	33,347,545
Microchip Technology Inc.	642,750	41,232,412
NVIDIA Corp.	1,560,844	166,604,489
ON Semiconductor Corp.[a,b]	125,464	1,600,921
Qorvo Inc.[a,b]	38,114	2,009,751
QUALCOMM Inc.	937,055	61,095,986
Skyworks Solutions Inc.	536,829	40,079,653
Texas Instruments Inc.	3,085,252	225,130,838
Versum Materials Inc.[a]	259,613	7,287,337
Xilinx Inc.	245,556	14,824,216

		1,025,651,787
SOFTWARE — 7.31%
Activision Blizzard Inc.	1,722,825	62,211,211
Adobe Systems Inc.[a,b]	1,496,943	154,110,282
ANSYS Inc.[a]	69,336	6,412,887
Atlassian Corp. PLC Class Aa,b	79,434	1,912,771
Autodesk Inc.[a]	529,716	39,204,281
Cadence Design Systems Inc.[a]	915,283	23,083,437
CDK Global Inc.	474,833	28,342,782
Citrix Systems Inc.[a]	475,130	42,433,860
Dell Technologies Inc. Class V Class Va	70,282	3,863,401
Electronic Arts Inc.[a]	894,443	70,446,331
FireEye Inc.[a,b]	107,294	1,276,799
Fortinet Inc.[a]	441,049	13,284,396
Guidewire Software Inc.[a,b]	220,461	10,875,341
Intuit Inc.	747,382	85,657,451

Security	Shares	Value
Manhattan Associates Inc.[a,b]	218,219	$11,572,153
Microsoft Corp.	23,264,332	1,445,645,590
Nuance Communications Inc.[a]	514,884	7,671,772
Oracle Corp.	888,329	34,156,250
PTC Inc.[a]	154,154	7,132,706
Red Hat Inc.[a,b]	557,560	38,861,932
salesforce.com inc.[a,b]	1,963,918	134,449,826
ServiceNow Inc.[a,b]	481,840	35,819,986
Splunk Inc.[a,b]	400,900	20,506,035
SS&C Technologies Holdings Inc.	471,334	13,480,152
Symantec Corp.	265,627	6,345,829
Synopsys Inc.[a]	43,734	2,574,183
Tableau Software Inc. Class Aa	167,299	7,051,653
Tyler Technologies Inc.[a]	102,744	14,668,761
Ultimate Software Group Inc. (The)[a,b]	83,807	15,282,206
VMware Inc. Class Aa,b	77,840	6,128,343
Workday Inc. Class Aa,b	356,476	23,559,499

		2,368,022,106
SPECIALTY RETAIL — 4.22%
Advance Auto Parts Inc.[b]	216,521	36,618,032
AutoNation Inc.[a,b]	78,736	3,830,506
AutoZone Inc.[a,b]	90,187	71,228,791
Bed Bath & Beyond Inc.	47,654	1,936,659
Burlington Stores Inc.[a]	122,661	10,395,520
Cabela’s Inc.[a]	19,030	1,114,206
CarMax Inc.[a,b]	591,548	38,089,776
Dick’s Sporting Goods Inc.	208,146	11,052,553
Foot Locker Inc.	371,157	26,311,320
Gap Inc. (The)	43,360	972,998
Home Depot Inc. (The)	3,821,727	512,417,156
L Brands Inc.	133,884	8,814,923
Lowe’s Companies Inc.	2,745,628	195,269,063
Michaels Companies Inc. (The)[a,b]	217,585	4,449,613
Murphy USA Inc.[a]	68,501	4,210,756
O’Reilly Automotive Inc.[a,b]	290,490	80,875,321
Ross Stores Inc.	1,209,994	79,375,606
Sally Beauty Holdings Inc.[a,b]	445,346	11,766,041
Signet Jewelers Ltd.	195,708	18,447,436
TJX Companies Inc. (The)	2,028,642	152,411,873
Tractor Supply Co.	408,378	30,959,136

375

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	180,157	$45,929,226
Urban Outfitters Inc.[a]	211,760	6,030,925
Williams-Sonoma Inc.	269,335	13,033,121

		1,365,540,557
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.56%
Apple Inc.	15,420,622	1,786,016,440
NCR Corp.[a]	376,255	15,260,903

		1,801,277,343
TEXTILES, APPAREL & LUXURY GOODS — 1.22%
Carter’s Inc.	152,612	13,184,151
Coach Inc.	160,613	5,624,667
Hanesbrands Inc.	1,153,572	24,882,548
Kate Spade & Co.[a]	389,641	7,274,597
lululemon athletica Inc.[a]	296,702	19,282,663
Michael Kors Holdings Ltd.[a,b]	494,963	21,273,510
NIKE Inc. Class B	4,067,272	206,739,436
Ralph Lauren Corp.	12,014	1,085,104
Skechers U.S.A. Inc. Class Aa,b	396,851	9,754,598
Under Armour Inc. Class Aa,b	568,082	16,502,782
Under Armour Inc. Class Ca,b	563,602	14,185,862
VF Corp.	1,047,728	55,896,289

		395,686,207
TOBACCO — 1.67%
Altria Group Inc.	6,007,962	406,258,391
Philip Morris International Inc.	511,490	46,796,220
Reynolds American Inc.	1,561,306	87,495,588

		540,550,199
TRADING COMPANIES & DISTRIBUTORS — 0.48%
Air Lease Corp.	145,564	4,997,212
Fastenal Co.	886,654	41,655,005
HD Supply Holdings Inc.[a]	615,631	26,170,474
Herc Holdings Inc.[a]	13,738	551,718
MSC Industrial Direct Co. Inc. Class A	56,153	5,187,976
United Rentals Inc.[a]	230,742	24,361,740
Watsco Inc.	79,147	11,723,253
WW Grainger Inc.[b]	170,523	39,603,967

		154,251,345

Security	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
T-Mobile U.S. Inc.[a]	538,992	$30,997,430

		30,997,430

TOTAL COMMON STOCKS
(Cost: $25,491,676,274)		32,320,667,945

SHORT-TERM INVESTMENTS — 2.17%

MONEY MARKET FUNDS — 2.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	659,802,484	659,934,445
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	42,261,241	42,261,241

		702,195,686

TOTAL SHORT-TERM INVESTMENTS
(Cost: $702,063,725)		702,195,686

TOTAL INVESTMENTS IN SECURITIES — 101.96%
(Cost: $26,193,739,999)[f]		33,022,863,631
Other Assets, Less Liabilities — (1.96)%		(634,898,805)

NET ASSETS — 100.00%		$32,387,964,826

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $26,316,420,585. Net unrealized appreciation was $6,706,443,046, of which $7,377,311,861 represented gross unrealized appreciation on securities and $670,868,815 represented gross unrealized depreciation on securities.

376

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 GROWTH ETF

December 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	112,557	3,045	(115,602)	—	$—	$255,310	$11,022,862

Schedule 2 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	519	Mar. 2017	Chicago Mercantile	$57,966,226	$58,029,390	$63,164

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$32,320,667,945	$—	$—	$32,320,667,945
Money market funds	702,195,686	—	—	702,195,686

Total	$33,022,863,631	$—	$—	$33,022,863,631

Derivative financial instruments[a]:
Assets:
Futures contracts	$63,164	$—	$—	$63,164

Total	$63,164	$—	$—	$63,164

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

377

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.66%

AEROSPACE & DEFENSE — 1.58%
Arconic Inc.	1,382,689	$25,635,054
General Dynamics Corp.	449,350	77,584,771
Huntington Ingalls Industries Inc.	24,030	4,426,086
L3 Technologies Inc.	241,340	36,710,227
Orbital ATK Inc.	184,363	16,174,166
Raytheon Co.	578,764	82,184,488
Spirit AeroSystems Holdings Inc. Class A	186,626	10,889,627
Textron Inc.	580,182	28,173,638
United Technologies Corp.	2,449,163	268,477,248

		550,255,305
AIR FREIGHT & LOGISTICS — 0.03%
Expeditors International of Washington Inc.	170,365	9,022,530

		9,022,530
AIRLINES — 0.65%
Alaska Air Group Inc.	66,593	5,908,797
American Airlines Group Inc.	1,665,421	77,758,507
Copa Holdings SA Class Aa	97,897	8,891,985
Delta Air Lines Inc.	537,239	26,426,786
JetBlue Airways Corp.[b]	940,263	21,080,697
Spirit Airlines Inc.[a,b]	226,061	13,079,889
United Continental Holdings Inc.[b]	998,739	72,788,098

		225,934,759
AUTO COMPONENTS — 0.21%
Adient PLC[b]	226,787	13,289,718
BorgWarner Inc.	600,694	23,691,371
Gentex Corp.	320,647	6,313,540
Goodyear Tire & Rubber Co. (The)	830,973	25,652,137
Lear Corp.	39,746	5,261,178

		74,207,944
AUTOMOBILES — 0.88%
Ford Motor Co.	12,246,781	148,553,454
General Motors Co.	4,420,879	154,023,424
Tesla Motors Inc.[a,b]	22,528	4,814,008

		307,390,886

Security	Shares	Value
BANKS — 12.50%
Associated Banc-Corp.	472,635	$11,674,084
Bank of America Corp.	32,436,357	716,843,490
Bank of Hawaii Corp.	134,499	11,928,716
BankUnited Inc.	314,036	11,836,017
BB&T Corp.	2,563,785	120,549,171
BOK Financial Corp.	81,860	6,797,654
CIT Group Inc.	621,422	26,522,291
Citigroup Inc.	9,266,520	550,709,284
Citizens Financial Group Inc.	974,908	34,735,972
Comerica Inc.	549,304	37,413,095
Commerce Bancshares Inc./MO	275,508	15,927,117
Cullen/Frost Bankers Inc.	167,877	14,811,788
East West Bancorp. Inc.	452,579	23,004,591
Fifth Third Bancorp.	2,407,140	64,920,566
First Hawaiian Inc.	68,451	2,383,464
First Horizon National Corp.	728,675	14,580,787
First Republic Bank/CA	91,527	8,433,298
Huntington Bancshares Inc./OH	3,385,505	44,756,376
JPMorgan Chase & Co.	11,488,703	991,360,182
KeyCorp	3,395,131	62,029,043
M&T Bank Corp.	470,884	73,660,384
PacWest Bancorp.	374,195	20,371,176
People’s United Financial Inc.	974,796	18,872,050
PNC Financial Services Group Inc. (The)[c]	1,574,926	184,203,345
Popular Inc.	323,489	14,175,288
Regions Financial Corp.	3,993,795	57,350,896
Signature Bank/New York NYb	68,728	10,322,946
SunTrust Banks Inc.	1,580,244	86,676,383
SVB Financial Group[b]	42,364	7,272,204
Synovus Financial Corp.	392,896	16,140,168
TCF Financial Corp.	498,995	9,775,312
U.S. Bancorp.	5,122,579	263,146,883
Wells Fargo & Co.	14,421,020	794,742,412
Western Alliance Bancorp.[a,b]	122,922	5,987,531
Zions BanCorp.	633,278	27,256,285

		4,361,170,249
BEVERAGES — 0.70%
Brown-Forman Corp. Class A	10,014	463,147
Brown-Forman Corp. Class B	35,768	1,606,699

378

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2016

Security	Shares	Value
Coca-Cola Co. (The)	3,098,087	$128,446,687
Molson Coors Brewing Co. Class B	541,241	52,668,162
PepsiCo Inc.	592,496	61,992,856

		245,177,551
BIOTECHNOLOGY — 0.05%
Alnylam Pharmaceuticals Inc.[a,b]	30,962	1,159,217
Juno Therapeutics Inc.[a,b]	19,202	361,958
OPKO Health Inc.[a,b]	85,808	798,015
United Therapeutics Corp.[a,b]	100,447	14,407,113

		16,726,303
BUILDING PRODUCTS — 0.40%
Armstrong World Industries Inc.[a,b]	147,959	6,184,686
Johnson Controls International PLC	2,268,625	93,444,664
Lennox International Inc.	8,895	1,362,447
Masco Corp.	368,115	11,639,796
Owens Corning	361,270	18,627,081
USG Corp.[a,b]	276,612	7,988,555

		139,247,229
CAPITAL MARKETS — 4.17%
Affiliated Managers Group Inc.[b]	22,055	3,204,592
Ameriprise Financial Inc.	343,969	38,159,921
Bank of New York Mellon Corp. (The)	3,301,825	156,440,469
BlackRock Inc.[c]	394,072	149,960,159
Charles Schwab Corp. (The)	753,196	29,728,646
CME Group Inc.	1,065,021	122,850,172
Donnelley Financial Solutions Inc.[b]	26,131	600,490
E*TRADE Financial Corp.[b]	872,534	30,233,303
Franklin Resources Inc.	1,136,048	44,964,780
Goldman Sachs Group Inc. (The)	1,216,828	291,369,465
Interactive Brokers Group Inc. Class A	178,632	6,521,854
Intercontinental Exchange Inc.	966,241	54,515,317
Invesco Ltd.	1,077,405	32,688,468
Lazard Ltd. Class A	347,448	14,276,638
Legg Mason Inc.	329,766	9,863,301

Security	Shares	Value
LPL Financial Holdings Inc.	234,255	$8,248,119
Moody’s Corp.	55,856	5,265,545
Morgan Stanley	4,501,246	190,177,643
Nasdaq Inc.	349,318	23,446,224
Northern Trust Corp.	651,932	58,054,545
Raymond James Financial Inc.	394,664	27,338,375
State Street Corp.	1,243,111	96,614,587
T Rowe Price Group Inc.	181,171	13,634,929
TD Ameritrade Holding Corp.	85,190	3,714,284
Thomson Reuters Corp.	944,981	41,371,268

		1,453,243,094
CHEMICALS — 1.59%
Air Products & Chemicals Inc.	79,865	11,486,184
Albemarle Corp.	352,354	30,330,632
Ashland Global Holdings Inc.	195,857	21,405,212
Cabot Corp.	193,540	9,781,512
Celanese Corp. Series A	421,981	33,226,784
CF Industries Holdings Inc.	736,749	23,192,859
Dow Chemical Co. (The)	3,539,567	202,534,024
Eastman Chemical Co.	465,006	34,973,101
FMC Corp.	81,225	4,594,086
Huntsman Corp.	627,002	11,963,198
LyondellBasell Industries NV Class A	610,216	52,344,328
Monsanto Co.	482,841	50,799,702
Mosaic Co. (The)	1,101,796	32,315,677
NewMarket Corp.	1,643	696,369
Platform Specialty Products Corp.[a,b]	612,624	6,009,841
Praxair Inc.	110,471	12,946,096
Scotts Miracle-Gro Co. (The) Class A	11,186	1,068,822
Valvoline Inc.[a]	95,882	2,061,463
Westlake Chemical Corp.	120,539	6,748,979
WR Grace & Co.	99,828	6,752,366

		555,231,235
COMMERCIAL SERVICES & SUPPLIES — 0.20%
Clean Harbors Inc.[b]	153,362	8,534,595
LSC Communications Inc.	26,131	775,568
Republic Services Inc.	742,189	42,341,883
RR Donnelley & Sons Co.	69,852	1,139,985
Stericycle Inc.[a,b]	14,003	1,078,791
Waste Management Inc.	243,834	17,290,269

		71,161,091

379

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2016

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.81%
ARRIS International PLC[b]	460,482	$13,874,322
Brocade Communications Systems Inc.	1,266,786	15,822,157
Cisco Systems Inc.	15,884,590	480,032,310
EchoStar Corp. Class Ab	144,039	7,402,164
Harris Corp.	392,938	40,264,357
Juniper Networks Inc.	1,175,218	33,211,661
Motorola Solutions Inc.	487,710	40,426,282

		631,033,253
CONSTRUCTION & ENGINEERING — 0.27%
AECOM[b]	480,270	17,462,617
Chicago Bridge & Iron Co. NVa	330,132	10,481,691
Fluor Corp.	440,721	23,146,667
Jacobs Engineering Group Inc.[b]	376,743	21,474,351
KBR Inc.	454,326	7,582,701
Quanta Services Inc.[b]	332,541	11,589,054
Valmont Industries Inc.	13,800	1,944,420

		93,681,501
CONSTRUCTION MATERIALS — 0.02%
Martin Marietta Materials Inc.	18,898	4,186,474
Vulcan Materials Co.	28,939	3,621,716

		7,808,190
CONSUMER FINANCE — 1.56%
Ally Financial Inc.	1,402,743	26,680,172
American Express Co.	2,523,067	186,908,803
Capital One Financial Corp.	1,515,721	132,231,500
Discover Financial Services	866,634	62,475,645
Navient Corp.	955,829	15,704,270
OneMain Holdings Inc.[b]	166,018	3,675,639
Santander Consumer USA Holdings Inc.[b]	331,022	4,468,797
SLM Corp.[b]	1,348,489	14,860,349
Synchrony Financial	2,634,586	95,556,434

		542,561,609
CONTAINERS & PACKAGING — 0.44%
AptarGroup Inc.	145,937	10,719,073
Avery Dennison Corp.	15,340	1,077,175
Bemis Co. Inc.	254,538	12,172,007
Graphic Packaging Holding Co.	297,030	3,706,934

Security	Shares	Value
International Paper Co.	1,292,098	$68,558,720
Sonoco Products Co.	313,072	16,498,894
WestRock Co.	788,252	40,019,554

		152,752,357
DISTRIBUTORS — 0.01%
Genuine Parts Co.	25,992	2,483,276

		2,483,276
DIVERSIFIED CONSUMER SERVICES — 0.06%
Graham Holdings Co. Class B	13,645	6,985,558
H&R Block Inc.	656,831	15,100,544

		22,086,102
DIVERSIFIED FINANCIAL SERVICES — 2.93%
Berkshire Hathaway Inc. Class Bb	5,968,101	972,681,101
Leucadia National Corp.	1,034,411	24,050,056
Voya Financial Inc.	643,400	25,234,148

		1,021,965,305
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.70%
AT&T Inc.	19,443,676	826,939,540
CenturyLink Inc.	1,693,173	40,263,654
Frontier Communications Corp.	3,682,575	12,447,104
Level 3 Communications Inc.[b]	920,397	51,873,575
SBA Communications Corp. Class Aa,b	142,671	14,732,207
Verizon Communications Inc.	6,439,158	343,722,254

		1,289,978,334
ELECTRIC UTILITIES — 3.63%
Alliant Energy Corp.	718,032	27,206,233
American Electric Power Co. Inc.	1,552,296	97,732,556
Avangrid Inc.	178,801	6,772,982
Duke Energy Corp.	2,175,278	168,845,078
Edison International	996,882	71,765,535
Entergy Corp.	563,574	41,405,782
Eversource Energy	999,898	55,224,367
Exelon Corp.	2,797,031	99,266,630
FirstEnergy Corp.	1,340,052	41,501,410
Great Plains Energy Inc.	680,812	18,620,208
Hawaiian Electric Industries Inc.	340,179	11,249,720
NextEra Energy Inc.	1,453,058	173,582,309

380

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2016

Security	Shares	Value
OGE Energy Corp.	626,315	$20,950,237
PG&E Corp.	1,565,735	95,149,716
Pinnacle West Capital Corp.	350,139	27,321,346
PPL Corp.	2,137,629	72,786,267
Southern Co. (The)	2,964,116	145,804,866
Westar Energy Inc.	447,117	25,195,043
Xcel Energy Inc.	1,601,909	65,197,696

		1,265,577,981
ELECTRICAL EQUIPMENT — 0.71%
AMETEK Inc.	593,533	28,845,704
Eaton Corp. PLC	1,441,879	96,735,662
Emerson Electric Co.	1,692,898	94,379,064
Hubbell Inc.	62,562	7,300,985
Regal Beloit Corp.	141,527	9,800,745
Rockwell Automation Inc.	85,850	11,538,240

		248,600,400
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.52%
Arrow Electronics Inc.[b]	285,981	20,390,445
Avnet Inc.	404,074	19,237,963
Corning Inc.	2,999,141	72,789,152
Dolby Laboratories Inc. Class A	161,025	7,276,720
Fitbit Inc.[a,b]	72,867	533,387
FLIR Systems Inc.	432,507	15,652,428
IPG Photonics Corp.[a,b]	17,717	1,748,845
Jabil Circuit Inc.	590,720	13,982,343
Keysight Technologies Inc.[b]	541,111	19,788,429
National Instruments Corp.	68,638	2,115,423
Trimble Inc.[b]	164,808	4,968,961
Zebra Technologies Corp. Class Ab	30,156	2,586,179

		181,070,275
ENERGY EQUIPMENT & SERVICES — 2.32%
Baker Hughes Inc.	1,380,357	89,681,794
Diamond Offshore Drilling Inc.[a]	201,141	3,560,196
Dril-Quip Inc.[a,b]	120,200	7,218,010
Ensco PLC Class A	959,038	9,321,849
FMC Technologies Inc.[b]	709,650	25,213,865
Frank’s International NVa	117,308	1,444,062
Halliburton Co.	2,702,910	146,200,402
Helmerich & Payne Inc.	305,596	23,653,130
Nabors Industries Ltd.	873,164	14,319,890

Security	Shares	Value
National Oilwell Varco Inc.	1,189,481	$44,534,169
Noble Corp. PLC	758,727	4,491,664
Oceaneering International Inc.	310,849	8,769,050
Patterson-UTI Energy Inc.	457,224	12,308,470
Rowan Companies PLC Class A	394,252	7,447,420
RPC Inc.	182,354	3,612,433
Schlumberger Ltd.	4,391,857	368,696,395
Superior Energy Services Inc.	477,406	8,058,613
Transocean Ltd.[b]	1,092,216	16,099,264
Weatherford International PLC[a,b]	3,097,675	15,457,398

		810,088,074
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.49%
Alexandria Real Estate Equities Inc.	218,887	24,324,912
American Campus Communities Inc.	411,021	20,456,515
American Homes 4 Rent Class Aa	525,921	11,033,823
Apartment Investment & Management Co. Class A	490,148	22,277,227
Apple Hospitality REIT Inc.[a]	520,187	10,393,336
AvalonBay Communities Inc.[a]	431,842	76,500,810
Boston Properties Inc.	400,109	50,325,710
Brandywine Realty Trust	544,882	8,996,002
Brixmor Property Group Inc.	603,034	14,726,090
Camden Property Trust[a]	270,009	22,699,657
Care Capital Properties Inc.[a]	240,683	6,017,075
Columbia Property Trust Inc.[a]	391,929	8,465,666
Communications Sales & Leasing Inc.[a,b]	385,861	9,804,728
CoreCivic Inc.	371,203	9,079,625
Corporate Office Properties Trust	299,364	9,346,144
Crown Castle International Corp.[a]	129,855	11,267,518
CubeSmart	178,331	4,773,921
CyrusOne Inc.[a]	26,864	1,201,627
DCT Industrial Trust Inc.	284,395	13,616,833
DDR Corp.	969,239	14,800,280
Digital Realty Trust Inc.[a]	150,736	14,811,319

381

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2016

Security	Shares	Value
Douglas Emmett Inc.	440,928	$16,120,328
Duke Realty Corp.	1,092,592	29,019,244
Empire State Realty Trust Inc. Class A	147,328	2,974,552
EPR Properties	199,046	14,285,531
Equity Commonwealth[b]	385,684	11,663,084
Equity One Inc.	290,272	8,908,448
Equity Residential	1,122,658	72,254,269
Essex Property Trust Inc.[a]	119,623	27,812,347
Forest City Realty Trust Inc. Class Aa	720,974	15,025,098
General Growth Properties Inc.[a]	1,813,479	45,300,705
HCP Inc.[a]	1,472,770	43,770,724
Healthcare Trust of America Inc. Class Aa	112,514	3,275,283
Highwoods Properties Inc.	301,763	15,392,931
Hospitality Properties Trust	468,896	14,882,759
Host Hotels & Resorts Inc.[a]	2,317,471	43,661,154
Kilroy Realty Corp.	284,710	20,846,466
Kimco Realty Corp.	1,270,578	31,967,742
Liberty Property Trust	460,375	18,184,813
Life Storage Inc.	49,465	4,217,386
Macerich Co. (The)	451,558	31,988,369
Mid-America Apartment Communities Inc.	353,087	34,574,279
National Retail Properties Inc.	449,459	19,866,088
NorthStar Realty Finance Corp.	569,911	8,634,152
Omega Healthcare Investors Inc.[a]	365,847	11,436,377
Outfront Media Inc.	367,615	9,142,585
Paramount Group Inc.[a]	569,906	9,112,797
Piedmont Office Realty Trust Inc. Class Aa	458,718	9,591,793
Prologis Inc.	1,644,687	86,823,027
Quality Care Properties Inc.[b]	284,613	4,411,502
Rayonier Inc.[a]	388,022	10,321,385
Realty Income Corp.[a]	811,725	46,657,953
Regency Centers Corp.	269,296	18,567,959
Retail Properties of America Inc. Class A	749,896	11,495,906

Security	Shares	Value
Senior Housing Properties Trust	578,769	$10,956,097
Simon Property Group Inc.[a]	91,631	16,280,080
SL Green Realty Corp.	306,956	33,013,118
Spirit Realty Capital Inc.	1,510,648	16,405,637
STORE Capital Corp.	475,883	11,759,069
Sun Communities Inc.[a]	212,001	16,241,397
Tanger Factory Outlet Centers Inc.	27,669	989,997
Taubman Centers Inc.[a]	91,797	6,786,552
UDR Inc.	834,336	30,436,577
Ventas Inc.	730,212	45,652,854
VEREIT Inc.	3,056,837	25,860,841
Vornado Realty Trust[a]	540,561	56,418,352
Weingarten Realty Investors	367,267	13,144,486
Welltower Inc.[a]	1,125,191	75,309,034
Weyerhaeuser Co.	2,335,916	70,287,712
WP Carey Inc.	325,760	19,249,158

		1,565,896,815
FOOD & STAPLES RETAILING — 1.58%
CVS Health Corp.	196,904	15,537,695
Wal-Mart Stores Inc.	4,773,834	329,967,406
Walgreens Boots Alliance Inc.	2,153,854	178,252,957
Whole Foods Market Inc.	837,616	25,765,068

		549,523,126
FOOD PRODUCTS — 1.85%
Archer-Daniels-Midland Co.	1,812,458	82,738,708
Bunge Ltd.	437,498	31,604,855
Conagra Brands Inc.	288,897	11,425,876
Flowers Foods Inc.	44,753	893,717
Hain Celestial Group Inc. (The)[b]	80,966	3,160,103
Hormel Foods Corp.	107,005	3,724,844
Ingredion Inc.	67,100	8,384,816
JM Smucker Co. (The)	364,874	46,725,764
Kellogg Co.	60,299	4,444,639
Kraft Heinz Co. (The)	1,639,727	143,180,962
Lamb Weston Holdings Inc.[b]	96,225	3,642,116
Mead Johnson Nutrition Co.	377,743	26,729,095
Mondelez International Inc. Class A	4,713,223	208,937,176
Pilgrim’s Pride Corp.	158,482	3,009,573
Pinnacle Foods Inc.	363,406	19,424,051

382

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2016

Security	Shares	Value
Post Holdings Inc.[b]	86,261	$6,934,522
TreeHouse Foods Inc.[a,b]	118,731	8,571,191
Tyson Foods Inc. Class A	488,173	30,110,511

		643,642,519
GAS UTILITIES — 0.18%
Atmos Energy Corp.	319,734	23,708,276
National Fuel Gas Co.	232,431	13,164,892
UGI Corp.	543,916	25,063,649

		61,936,817
HEALTH CARE EQUIPMENT & SUPPLIES — 2.26%
Abbott Laboratories	4,631,149	177,882,433
Alere Inc.[a,b]	217,236	8,465,687
Baxter International Inc.	1,392,107	61,726,024
Cooper Companies Inc. (The)[a]	33,534	5,866,103
Danaher Corp.	1,404,898	109,357,260
DENTSPLY SIRONA Inc.	723,670	41,777,469
Hill-Rom Holdings Inc.	14,188	796,514
Medtronic PLC	4,425,406	315,221,669
St. Jude Medical Inc.	268,139	21,502,067
Teleflex Inc.	112,214	18,083,286
Zimmer Biomet Holdings Inc.	273,647	28,240,371

		788,918,883
HEALTH CARE PROVIDERS & SERVICES — 1.28%
Acadia Healthcare Co. Inc.[a,b]	151,595	5,017,794
Aetna Inc.	710,362	88,091,992
Anthem Inc.	604,517	86,911,409
Brookdale Senior Living Inc.[b]	582,472	7,234,302
Cardinal Health Inc.	76,883	5,533,270
Centene Corp.[b]	138,652	7,835,225
Cigna Corp.[a]	533,453	71,157,296
DaVita Inc.[a,b]	320,227	20,558,573
Envision Healthcare Corp.[a,b]	107,566	6,807,852
Express Scripts Holding Co.[b]	234,118	16,104,977
HCA Holdings Inc.[b]	313,807	23,227,994
Humana Inc.	28,187	5,750,994
Laboratory Corp. of America Holdings[a,b]	177,832	22,830,072
LifePoint Health Inc.[a,b]	117,164	6,654,915
MEDNAX Inc.[a,b]	85,428	5,694,630
Premier Inc.[a,b]	99,488	3,020,456
Quest Diagnostics Inc.	445,734	40,962,955

Security	Shares	Value
Universal Health Services Inc. Class B	202,867	$21,580,991
WellCare Health Plans Inc.[b]	11,108	1,522,685

		446,498,382
HEALTH CARE TECHNOLOGY — 0.02%
Allscripts Healthcare Solutions Inc.[a,b]	592,776	6,052,243

		6,052,243
HOTELS, RESTAURANTS & LEISURE — 0.67%
Aramark	434,790	15,530,699
Carnival Corp.	1,284,701	66,881,534
Choice Hotels International Inc.	32,295	1,810,135
Extended Stay America Inc.	198,848	3,211,395
Hilton Worldwide Holdings Inc.	197,421	5,369,851
Hyatt Hotels Corp. Class Ab	97,502	5,387,960
International Game Technology PLC	299,154	7,634,410
Marriott International Inc./MD Class A	249,704	20,645,527
MGM Resorts International[b]	1,358,114	39,154,427
Norwegian Cruise Line Holdings Ltd.[b]	454,962	19,349,534
Royal Caribbean Cruises Ltd.	530,080	43,487,763
Wendy’s Co. (The)	281,489	3,805,731
Wynn Resorts Ltd.	22,155	1,916,629

		234,185,595
HOUSEHOLD DURABLES — 0.38%
CalAtlantic Group Inc.	207,952	7,072,448
DR Horton Inc.	480,094	13,120,969
Garmin Ltd.	351,020	17,020,960
Harman International Industries Inc.	119,599	13,294,625
Lennar Corp. Class A	273,114	11,724,784
Lennar Corp. Class B	14,379	496,075
Mohawk Industries Inc.[b]	41,077	8,202,255
PulteGroup Inc.	764,253	14,046,970
Toll Brothers Inc.[a,b]	260,291	8,069,021
Whirlpool Corp.	210,915	38,338,020

		131,386,127
HOUSEHOLD PRODUCTS — 2.46%
Clorox Co. (The)	60,331	7,240,926
Colgate-Palmolive Co.	2,247,745	147,092,433

383

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2016

Security	Shares	Value
Energizer Holdings Inc.	134,829	$6,014,722
Kimberly-Clark Corp.	167,892	19,159,835
Procter & Gamble Co. (The)	8,077,364	679,144,765

		858,652,681
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.14%
AES Corp./VA	2,057,570	23,908,964
Calpine Corp.[a,b]	1,128,449	12,898,172
NRG Energy Inc.	995,162	12,200,686

		49,007,822
INDUSTRIAL CONGLOMERATES — 2.25%
Carlisle Companies Inc.	138,356	15,259,283
General Electric Co.	23,409,262	739,732,679
Roper Technologies Inc.	153,742	28,147,086

		783,139,048
INSURANCE — 5.15%
Aflac Inc.	1,267,228	88,199,069
Alleghany Corp.[b]	43,101	26,210,580
Allied World Assurance Co. Holdings AG	276,405	14,845,712
Allstate Corp. (The)	1,178,904	87,380,364
American Financial Group Inc./OH	215,763	19,013,036
American International Group Inc.	3,211,594	209,749,204
American National Insurance Co.	23,194	2,890,204
AmTrust Financial Services Inc.	258,176	7,068,859
Arch Capital Group Ltd.[a,b]	362,075	31,243,452
Arthur J Gallagher & Co.	174,824	9,083,855
Aspen Insurance Holdings Ltd.	181,490	9,981,950
Assurant Inc.	176,298	16,371,032
Assured Guaranty Ltd.	420,345	15,876,431
Axis Capital Holdings Ltd.	288,162	18,808,334
Brown & Brown Inc.	345,316	15,490,876
Chubb Ltd.	1,457,990	192,629,639
Cincinnati Financial Corp.	471,877	35,744,683
CNA Financial Corp.	84,938	3,524,927
Endurance Specialty Holdings Ltd.	201,585	18,626,454
Erie Indemnity Co. Class A	20,110	2,261,369

Security	Shares	Value
Everest Re Group Ltd.	124,381	$26,916,048
First American Financial Corp.	336,406	12,322,552
FNF Group	828,855	28,147,916
Hanover Insurance Group Inc. (The)	133,503	12,150,108
Hartford Financial Services Group Inc. (The)	1,232,851	58,745,350
Lincoln National Corp.	581,138	38,512,015
Loews Corp.	881,778	41,293,664
Markel Corp.[a,b]	42,978	38,873,601
Mercury General Corp.	53,355	3,212,505
MetLife Inc.	2,933,291	158,075,052
Old Republic International Corp.	762,413	14,485,847
Principal Financial Group Inc.	842,457	48,744,562
ProAssurance Corp.	166,584	9,362,021
Progressive Corp. (The)	1,656,185	58,794,567
Prudential Financial Inc.	1,393,630	145,021,138
Reinsurance Group of America Inc.	197,393	24,837,961
RenaissanceRe Holdings Ltd.	117,229	15,968,934
Torchmark Corp.	370,761	27,347,331
Travelers Companies Inc. (The)	920,190	112,649,660
Unum Group	743,916	32,680,230
Validus Holdings Ltd.	237,465	13,062,950
White Mountains Insurance Group Ltd.	13,405	11,207,250
WR Berkley Corp.	301,373	20,044,318
XL Group Ltd.	547,676	20,406,408

		1,797,862,018
INTERNET & DIRECT MARKETING RETAIL — 0.07%
Liberty Expedia Holdings Inc. Class Aa,b	137,016	5,435,425
Liberty Interactive Corp. QVC Group Series Aa,b	612,997	12,247,680
Liberty Ventures Series Aa,b	205,346	7,571,107

		25,254,212
INTERNET SOFTWARE & SERVICES — 0.36%
Akamai Technologies Inc.[b]	60,210	4,014,803
CommerceHub Inc. Series Aa,b	33,623	504,681
CommerceHub Inc. Series Cb	75,489	1,134,600
IAC/InterActiveCorp	47,851	3,100,266

384

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2016

Security	Shares	Value
Nutanix Inc. Class Aa,b	13,866	$368,281
Pandora Media Inc.[a,b]	96,134	1,253,587
Twilio Inc. Class Aa,b	18	519
Twitter Inc.[a,b]	233,409	3,804,567
Yahoo! Inc.[b]	2,733,401	105,700,617
Yelp Inc.[a,b]	48,762	1,859,295
Zillow Group Inc. Class Aa,b	49,428	1,801,651
Zillow Group Inc. Class Ca,b	98,967	3,609,326

		127,152,193
IT SERVICES — 0.79%
Amdocs Ltd.	467,698	27,243,409
Booz Allen Hamilton Holding Corp.	20,749	748,416
Computer Sciences Corp.	436,022	25,908,427
CoreLogic Inc./U.S.[b]	116,555	4,292,721
Fidelity National Information Services Inc.	440,772	33,339,994
International Business Machines Corp.	868,401	144,145,882
Leidos Holdings Inc.	207,547	10,613,954
Xerox Corp.	3,168,455	27,660,612

		273,953,415
LEISURE PRODUCTS — 0.03%
Brunswick Corp./DE	52,362	2,855,823
Vista Outdoor Inc.[a,b]	159,592	5,888,945

		8,744,768
LIFE SCIENCES TOOLS & SERVICES — 0.54%
Agilent Technologies Inc.	755,482	34,419,760
Bio-Rad Laboratories Inc. Class Aa,b	65,897	12,011,705
Patheon NVa,b	42,727	1,226,692
PerkinElmer Inc.	270,380	14,100,317
QIAGEN NVb	717,827	20,113,513
Quintiles IMS Holdings Inc.[b]	90,772	6,903,211
Thermo Fisher Scientific Inc.	674,401	95,157,981
VWR Corp.[b]	234,147	5,860,699

		189,793,878
MACHINERY — 2.18%
AGCO Corp.	219,927	12,724,976
Allison Transmission Holdings Inc.	447,177	15,065,393
Caterpillar Inc.	1,758,896	163,120,015
Colfax Corp.[a,b]	311,367	11,187,416

Security	Shares	Value
Crane Co.	154,170	$11,118,740
Cummins Inc.	497,244	67,958,338
Deere & Co.	747,052	76,976,238
Donaldson Co. Inc.	30,661	1,290,215
Dover Corp.	482,775	36,174,331
Flowserve Corp.	161,823	7,775,595
Fortive Corp.	702,473	37,673,627
IDEX Corp.	16,683	1,502,471
Ingersoll-Rand PLC	403,647	30,289,671
ITT Inc.	284,392	10,969,000
Lincoln Electric Holdings Inc.	67,991	5,212,870
Manitowoc Foodservice Inc.[a,b]	222,192	4,294,971
Oshkosh Corp.	230,039	14,862,820
PACCAR Inc.	983,589	62,851,337
Parker-Hannifin Corp.	420,460	58,864,400
Pentair PLC	523,191	29,335,319
Snap-on Inc.	49,363	8,454,401
Stanley Black & Decker Inc.	413,981	47,479,481
Terex Corp.	335,709	10,584,905
Timken Co. (The)	223,456	8,871,203
Trinity Industries Inc.	472,213	13,108,633
Xylem Inc./NY	270,417	13,391,050

		761,137,416
MARINE — 0.03%
Kirby Corp.[a,b]	167,283	11,124,319

		11,124,319
MEDIA — 0.85%
Clear Channel Outdoor Holdings Inc. Class A	66,381	335,224
Comcast Corp. Class A	570,323	39,380,803
Discovery Communications Inc. Class Aa,b	32,628	894,333
Discovery Communications Inc. Class C NVS[b]	51,406	1,376,653
DISH Network Corp. Class Aa,b	159,950	9,265,903
John Wiley & Sons Inc. Class A	140,960	7,682,320
Liberty Broadband Corp. Class Ab	79,763	5,779,627
Liberty Broadband Corp. Class Ca,b	321,784	23,834,541
Liberty Media Corp.-Liberty SiriusXM Class Ab	287,800	9,934,856

385

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2016

Security	Shares	Value
Liberty Media Corp.-Liberty SiriusXM Class Cb	577,663	$19,594,329
Lions Gate Entertainment Corp. Class Aa	52,181	1,403,669
Lions Gate Entertainment Corp. Class Ba,b	52,181	1,280,522
Live Nation Entertainment Inc.[b]	176,304	4,689,686
Madison Square Garden Co. (The)[a,b]	55,464	9,512,631
News Corp. Class A	1,197,482	13,723,144
News Corp. Class B	387,889	4,577,090
Regal Entertainment Group Class A	181,768	3,744,421
TEGNA Inc.	687,037	14,695,721
Time Warner Inc.	850,959	82,143,072
Tribune Media Co.	226,643	7,927,972
Twenty-First Century Fox Inc. Class A	774,443	21,715,382
Twenty-First Century Fox Inc. Class B	351,005	9,564,886
Viacom Inc. Class A	4,001	154,039
Viacom Inc. Class B NVS	130,249	4,571,740

		297,782,564
METALS & MINING — 0.75%
Alcoa Corp.	462,641	12,990,959
Compass Minerals International Inc.	106,838	8,370,757
Freeport-McMoRan Inc.[b]	3,268,745	43,114,746
Newmont Mining Corp.	1,674,686	57,056,552
Nucor Corp.	1,001,942	59,635,588
Reliance Steel & Aluminum Co.	219,090	17,426,419
Royal Gold Inc.	192,024	12,164,720
Southern Copper Corp.	146,026	4,664,070
Steel Dynamics Inc.	629,834	22,409,494
Tahoe Resources Inc.	949,161	8,941,097
U.S. Steel Corp.	483,964	15,975,652

		262,750,054
MORTGAGE REAL ESTATE INVESTMENT — 0.28%
AGNC Investment Corp.	1,041,552	18,883,338
Annaly Capital Management Inc.	3,210,359	32,007,279
Chimera Investment Corp.[a]	593,342	10,098,681

Security	Shares	Value
MFA Financial Inc.[a]	1,172,441	$8,945,725
Starwood Property Trust Inc.	776,288	17,039,521
Two Harbors Investment Corp.	1,095,255	9,550,624

		96,525,168
MULTI-UTILITIES — 1.91%
Ameren Corp.	763,992	40,079,020
CenterPoint Energy Inc.	1,358,687	33,478,048
CMS Energy Corp.	876,435	36,477,225
Consolidated Edison Inc.	960,968	70,804,122
Dominion Resources Inc./VA	1,820,030	139,396,098
DTE Energy Co.	564,198	55,579,145
MDU Resources Group Inc.	612,021	17,607,844
NiSource Inc.	1,017,713	22,532,166
Public Service Enterprise Group Inc.	1,593,839	69,937,655
SCANA Corp.	411,518	30,156,039
Sempra Energy	787,147	79,218,474
Vectren Corp.	262,188	13,673,104
WEC Energy Group Inc.	995,701	58,397,864

		667,336,804
MULTILINE RETAIL — 0.56%
Dillard’s Inc. Class A	54,569	3,420,931
JC Penney Co. Inc.[a,b]	974,498	8,098,078
Kohl’s Corp.	577,117	28,498,038
Macy’s Inc.	971,025	34,772,405
Target Corp.	1,660,445	119,933,942

		194,723,394
OIL, GAS & CONSUMABLE FUELS — 11.26%
Anadarko Petroleum Corp.	1,762,302	122,885,318
Antero Resources Corp.[a,b]	567,314	13,416,976
Apache Corp.	370,307	23,503,385
Cabot Oil & Gas Corp.	430,016	10,045,174
Cheniere Energy Inc.[b]	622,298	25,781,806
Chesapeake Energy Corp.[a,b]	1,762,515	12,372,855
Chevron Corp.	5,932,904	698,302,801
Cimarex Energy Co.	247,882	33,687,164
Concho Resources Inc.[a,b]	443,660	58,829,316
ConocoPhillips	3,910,664	196,080,693
CONSOL Energy Inc.[a]	716,684	13,065,149
Continental Resources Inc./OKa,b	152,485	7,859,077
Devon Energy Corp.	1,499,600	68,486,732
Diamondback Energy Inc.[a,b]	185,526	18,749,258

386

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2016

Security	Shares	Value
Energen Corp.	305,613	$17,624,702
EOG Resources Inc.	1,539,494	155,642,843
EQT Corp.	542,020	35,448,108
Extraction Oil & Gas Inc.[b]	99,802	2,000,032
Exxon Mobil Corp.	13,160,593	1,187,875,124
Gulfport Energy Corp.[b]	396,954	8,590,085
Hess Corp.	887,399	55,276,084
HollyFrontier Corp.	512,992	16,805,618
Kinder Morgan Inc./DE	6,066,330	125,633,694
Kosmos Energy Ltd.[a,b]	491,556	3,445,808
Laredo Petroleum Inc.[a,b]	453,447	6,411,741
Marathon Oil Corp.	2,669,241	46,204,562
Marathon Petroleum Corp.	1,656,993	83,429,597
Murphy Oil Corp.	515,133	16,036,090
Newfield Exploration Co.[b]	465,482	18,852,021
Noble Energy Inc.	1,338,627	50,948,144
Occidental Petroleum Corp.	2,405,198	171,322,253
Parsley Energy Inc. Class Aa,b	468,870	16,522,979
PBF Energy Inc.	310,682	8,661,814
Phillips 66	1,421,468	122,829,050
Pioneer Natural Resources Co.	512,529	92,291,097
QEP Resources Inc.	753,260	13,867,517
Range Resources Corp.	645,949	22,194,808
Rice Energy Inc.[b]	354,110	7,560,248
SM Energy Co.	305,987	10,550,432
Spectra Energy Corp.	1,865,113	76,637,493
Targa Resources Corp.	516,659	28,969,070
Tesoro Corp.	375,759	32,860,125
Valero Energy Corp.	1,480,662	101,158,828
Whiting Petroleum Corp.[a,b]	633,302	7,612,290
Williams Companies Inc. (The)	1,809,023	56,332,976
World Fuel Services Corp.	218,858	10,047,771
WPX Energy Inc.[a,b]	1,051,048	15,313,769

		3,928,022,477
PAPER & FOREST PRODUCTS — 0.02%
Domtar Corp.	194,336	7,584,934

		7,584,934
PERSONAL PRODUCTS — 0.13%
Coty Inc. Class A	1,350,224	24,722,601
Edgewell Personal Care Co.[b]	186,229	13,592,855
Nu Skin Enterprises Inc. Class A	124,533	5,950,187

		44,265,643

Security	Shares	Value
PHARMACEUTICALS — 6.04%
Allergan PLC[b]	430,630	$90,436,606
Endo International PLC[b]	646,667	10,650,605
Johnson & Johnson	7,171,590	826,238,884
Mallinckrodt PLC[b]	345,711	17,223,322
Merck & Co. Inc.	8,742,968	514,698,526
Mylan NVb	984,697	37,566,191
Perrigo Co. PLC	433,420	36,073,547
Pfizer Inc.	17,636,202	572,823,841

		2,105,711,522
PROFESSIONAL SERVICES — 0.11%
Dun & Bradstreet Corp. (The)	68,644	8,327,890
ManpowerGroup Inc.	208,009	18,485,760
Nielsen Holdings PLC	248,323	10,417,150

		37,230,800
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.11%
Howard Hughes Corp. (The)[a,b]	113,928	12,999,185
Jones Lang LaSalle Inc.	142,103	14,358,087
Realogy Holdings Corp.	456,793	11,753,284

		39,110,556
ROAD & RAIL — 1.46%
AMERCO	7,427	2,744,945
CSX Corp.	3,009,233	108,121,742
Genesee & Wyoming Inc. Class Ab	178,750	12,407,037
Hertz Global Holdings Inc.[a,b]	177,528	3,827,504
Kansas City Southern	338,931	28,758,295
Norfolk Southern Corp.	930,866	100,598,689
Old Dominion Freight Line Inc.[a,b]	81,453	6,987,853
Ryder System Inc.	169,119	12,589,218
Union Pacific Corp.	2,243,342	232,589,699

		508,624,982
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.07%
Analog Devices Inc.	966,454	70,183,890
Applied Materials Inc.	975,352	31,474,609
Cree Inc.[a,b]	197,967	5,224,349
Cypress Semiconductor Corp.	984,916	11,267,439
First Solar Inc.[a,b]	239,551	7,687,192
Intel Corp.	13,572,494	492,274,357
Lam Research Corp.	101,476	10,729,058

387

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2016

Security	Shares	Value
Linear Technology Corp.	394,346	$24,587,473
Marvell Technology Group Ltd.	1,269,856	17,612,903
Micron Technology Inc.[b]	3,262,107	71,505,385
ON Semiconductor Corp.[a,b]	1,173,934	14,979,398
Qorvo Inc.[a,b]	364,525	19,221,403
QUALCOMM Inc.	3,675,371	239,634,189
Skyworks Solutions Inc.	49,088	3,664,910
SunPower Corp.[a,b]	180,251	1,191,459
Teradyne Inc.	640,985	16,281,019
Versum Materials Inc.[b]	39,762	1,116,119
Xilinx Inc.	548,111	33,089,461

		1,071,724,613
SOFTWARE — 1.48%
ANSYS Inc.[b]	205,372	18,994,856
Autodesk Inc.[b]	122,573	9,071,628
CA Inc.	917,823	29,159,237
Dell Technologies Inc. Class V Class Vb	610,927	33,582,657
FireEye Inc.[a,b]	370,447	4,408,319
Nuance Communications Inc.[b]	169,775	2,529,647
Oracle Corp.	8,418,239	323,681,289
PTC Inc.[b]	200,863	9,293,931
SS&C Technologies Holdings Inc.	42,315	1,210,209
Symantec Corp.	1,657,457	39,596,648
Synopsys Inc.[b]	432,316	25,446,120
VMware Inc. Class Aa,b	175,755	13,837,191
Zynga Inc. Class Aa,b	2,311,473	5,940,486

		516,752,218
SPECIALTY RETAIL — 0.62%
AutoNation Inc.[b]	125,101	6,086,164
Bed Bath & Beyond Inc.	418,622	17,012,798
Best Buy Co. Inc.	872,474	37,228,466
Burlington Stores Inc.[b]	95,076	8,057,691
Cabela’s Inc.[a,b]	139,200	8,150,160
CST Brands Inc.	235,505	11,339,566
Dick’s Sporting Goods Inc.	59,934	3,182,495
Foot Locker Inc.	42,880	3,039,763
GameStop Corp. Class A	323,958	8,183,179
Gap Inc. (The)	656,159	14,724,208
L Brands Inc.	625,078	41,155,135
Michaels Companies Inc. (The)[b]	67,376	1,377,839

Security	Shares	Value
Murphy USA Inc.[b]	45,349	$2,787,603
Penske Automotive Group Inc.	120,344	6,238,633
Signet Jewelers Ltd.	17,408	1,640,878
Staples Inc.	2,032,235	18,391,727
Tiffany & Co.	345,885	26,781,876
Urban Outfitters Inc.[b]	61,854	1,761,602

		217,139,783
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.34%
Apple Inc.	1,452,995	168,285,881
Hewlett Packard Enterprise Co.	5,444,174	125,978,186
HP Inc.	5,453,289	80,926,809
NetApp Inc.	912,826	32,195,373
Western Digital Corp.	889,083	60,413,190

		467,799,439
TEXTILES, APPAREL & LUXURY GOODS — 0.18%
Coach Inc.	714,193	25,011,039
PVH Corp.	255,093	23,019,592
Ralph Lauren Corp.	167,578	15,135,645

		63,166,276
THRIFTS & MORTGAGE FINANCE — 0.08%
New York Community Bancorp. Inc.	1,493,346	23,759,135
TFS Financial Corp.	179,014	3,408,426

		27,167,561
TOBACCO — 1.31%
Philip Morris International Inc.	4,366,678	399,507,370
Reynolds American Inc.	1,000,013	56,040,729

		455,548,099
TRADING COMPANIES & DISTRIBUTORS — 0.08%
Air Lease Corp.	155,582	5,341,130
Herc Holdings Inc.[a,b]	59,388	2,385,022
MSC Industrial Direct Co. Inc. Class A	80,674	7,453,471
United Rentals Inc.[a,b]	40,804	4,308,086
WESCO International Inc.[b]	153,012	10,182,949

		29,670,658
TRANSPORTATION INFRASTRUCTURE — 0.06%
Macquarie Infrastructure Corp.	235,245	19,219,516

		19,219,516

388

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2016

Security	Shares	Value
WATER UTILITIES — 0.16%
American Water Works Co. Inc.	560,690	$40,571,529
Aqua America Inc.	559,732	16,814,349

		57,385,878
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
Sprint Corp.[a,b]	2,389,991	20,123,724
T-Mobile U.S. Inc.[b]	344,853	19,832,496
Telephone & Data Systems Inc.	302,099	8,721,598
U.S. Cellular Corp.[a,b]	44,706	1,954,547

		50,632,365

TOTAL COMMON STOCKS
(Cost: $29,997,166,446)		34,758,192,414

SHORT-TERM INVESTMENTS — 1.16%

MONEY MARKET FUNDS — 1.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	346,409,164	346,478,445

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	58,022,864	$58,022,864

		404,501,309

TOTAL SHORT-TERM INVESTMENTS
(Cost: $404,447,637)		404,501,309

TOTAL INVESTMENTS IN SECURITIES — 100.82%
(Cost: $30,401,614,083)[g]		35,162,693,723
Other Assets, Less Liabilities — (0.82)%		(285,403,607)

NET ASSETS — 100.00%		$34,877,290,116

NVS	— Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $31,258,088,618. Net unrealized appreciation was $3,904,605,105, of which $5,612,899,735 represented gross unrealized appreciation on securities and $1,708,294,630 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	228,694	197,397	(32,019)	394,072	$149,960,159	$2,240,749	$4,692,705
PNC Financial Services Group Inc. (The)	1,384,266	443,631	(252,971)	1,574,926	184,203,345	2,301,146	2,089,606

					$334,163,504	$4,541,895	$6,782,311

389

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 1000 VALUE ETF

December 31, 2016

Schedule 2 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	767	Mar. 2017	Chicago Mercantile	$85,858,069	$85,758,270	$(99,799)
S&P MidCap 400 E-Mini	157	Mar. 2017	Chicago Mercantile	26,342,850	26,047,870	(294,980)

				Net unrealized depreciation		$(394,779)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$34,758,192,414	$—	$—	$34,758,192,414
Money market funds	404,501,309	—	—	404,501,309

Total	$35,162,693,723	$—	$—	$35,162,693,723

Derivative financial instruments[a]:
Liabilities:
Futures contracts	(394,779)	—	—	(394,779)

Total	$(394,779)	$—	$—	$(394,779)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

390

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.64%

AEROSPACE & DEFENSE — 1.55%
AAR Corp.	682,418	$22,553,915
Aerojet Rocketdyne Holdings Inc.[a,b]	1,225,477	21,997,312
Aerovironment Inc.[a,b]	421,381	11,305,652
Astronics Corp.[a]	395,722	13,391,233
Cubic Corp.	525,233	25,184,922
Curtiss-Wright Corp.	907,410	89,252,848
DigitalGlobe Inc.[a,b]	1,289,532	36,945,092
Ducommun Inc.[a,b]	213,903	5,467,361
Engility Holdings Inc.[a]	371,929	12,534,007
Esterline Technologies Corp.[a]	606,101	54,064,209
KEYW Holding Corp. (The)[a,b]	735,232	8,668,385
KLX Inc.[a]	1,068,598	48,204,456
Kratos Defense & Security Solutions Inc.[a,b]	1,184,768	8,767,283
Mercury Systems Inc.[a]	800,179	24,181,409
Moog Inc. Class Aa	654,602	42,994,259
National Presto Industries Inc.	99,943	10,633,935
Sparton Corp.[a,b]	194,000	4,626,900
TASER International Inc.[a,b]	1,074,248	26,039,772
Teledyne Technologies Inc.[a,b]	701,006	86,223,738
Triumph Group Inc.	994,845	26,363,393
Vectrus Inc.[a]	224,346	5,350,652
Wesco Aircraft Holdings Inc.[a,b]	1,115,007	16,669,355

		601,420,088
AIR FREIGHT & LOGISTICS — 0.55%
Air Transport Services Group Inc.[a]	996,038	15,896,766
Atlas Air Worldwide Holdings Inc.[a,b]	506,430	26,410,324
Echo Global Logistics Inc.[a,b]	598,777	14,999,364
Forward Air Corp.	598,934	28,377,493
Hub Group Inc. Class Aa,b	678,852	29,699,775
Park-Ohio Holdings Corp.	179,248	7,635,965
Radiant Logistics Inc.[a]	765,315	2,984,729
XPO Logistics Inc.[a,b]	2,007,554	86,646,031

		212,650,447

Security	Shares	Value
AIRLINES — 0.37%
Allegiant Travel Co.	268,721	$44,715,174
Hawaiian Holdings Inc.[a,b]	1,080,493	61,588,101
SkyWest Inc.	1,025,615	37,383,667

		143,686,942
AUTO COMPONENTS — 1.25%
American Axle & Manufacturing Holdings Inc.[a,b]	1,580,077	30,495,486
Cooper Tire & Rubber Co.	1,139,202	44,257,998
Cooper-Standard Holding Inc.[a,b]	304,800	31,510,224
Dana Inc.	3,062,603	58,128,205
Dorman Products Inc.[a,b]	535,697	39,138,023
Federal-Mogul Holdings Corp.[a,b]	535,777	5,523,861
Fox Factory Holding Corp.[a,b]	431,006	11,960,416
Gentherm Inc.[a,b]	748,089	25,322,813
Horizon Global Corp.[a,b]	377,533	9,060,792
LCI Industries	483,856	52,135,484
Metaldyne Performance Group Inc.	311,163	7,141,191
Modine Manufacturing Co.[a]	964,822	14,375,848
Motorcar Parts of America Inc.[a,b]	377,373	10,158,881
Spartan Motors Inc.	684,900	6,335,325
Standard Motor Products Inc.	430,686	22,921,109
Stoneridge Inc.[a,b]	547,487	9,685,045
Strattec Security Corp.	70,741	2,850,862
Superior Industries International Inc.	513,352	13,526,825
Tenneco Inc.[a,b]	1,160,081	72,470,260
Tower International Inc.	426,172	12,081,976
Unique Fabricating Inc.	133,765	1,952,969
Workhorse Group Inc.[a,b]	233,695	1,649,887

		482,683,480
AUTOMOBILES — 0.04%
Winnebago Industries Inc.[b]	550,257	17,415,634

		17,415,634
BANKS — 11.85%
1st Source Corp.	321,825	14,372,704
Access National Corp.[b]	171,036	4,747,959
ACNB Corp.	125,552	3,923,500

391

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
Allegiance Bancshares Inc.[a,b]	225,951	$8,168,129
American National Bankshares Inc.	168,897	5,877,616
Ameris Bancorp.	688,114	30,001,770
Ames National Corp.	178,300	5,883,900
Arrow Financial Corp.	233,938	9,474,489
Atlantic Capital Bancshares Inc.[a,b]	357,225	6,787,275
Banc of California Inc.[b]	1,020,581	17,707,080
BancFirst Corp.	161,101	14,990,448
Banco Latinoamericano de Comercio Exterior SA Class E	628,530	18,503,923
Bancorp. Inc. (The)[a,b]	1,027,501	8,076,158
BancorpSouth Inc.	1,774,901	55,110,676
Bank of Marin Bancorp.	121,436	8,470,161
Bank of NT Butterfield & Son Ltd. (The)	254,002	7,985,823
Bank of the Ozarks Inc.	1,817,931	95,604,991
Bankwell Financial Group Inc.	120,884	3,928,730
Banner Corp.	607,546	33,907,142
Bar Harbor Bankshares	124,507	5,892,916
Berkshire Hills Bancorp. Inc.	687,132	25,320,814
Blue Hills Bancorp. Inc.	503,765	9,445,594
BNC Bancorp.	820,501	26,173,982
Boston Private Financial Holdings Inc.	1,699,069	28,119,592
Bridge Bancorp. Inc.	376,216	14,258,586
Brookline Bancorp. Inc.	1,424,420	23,360,488
Bryn Mawr Bank Corp.	343,725	14,488,009
C&F Financial Corp.	68,216	3,400,568
California First National Bancorp.	49,566	775,708
Camden National Corp.	315,672	14,031,620
Capital Bank Financial Corp. Class A	503,645	19,768,066
Capital City Bank Group Inc.	231,203	4,735,037
Capstar Financial Holdings Inc.[a,b]	61,665	1,354,163
Cardinal Financial Corp.	641,583	21,037,507
Carolina Financial Corp.	212,771	6,551,219
Cascade Bancorp.[a]	655,501	5,322,668
Cathay General Bancorp.	1,527,641	58,096,187

Security	Shares	Value
CenterState Banks Inc.	954,564	$24,026,376
Central Pacific Financial Corp.	624,684	19,627,571
Central Valley Community Bancorp.	185,235	3,697,291
Century Bancorp. Inc./MA Class A	62,437	3,746,220
Chemical Financial Corp.	1,349,058	73,078,472
Chemung Financial Corp.	63,724	2,316,367
Citizens & Northern Corp.	243,216	6,372,259
City Holding Co.	300,354	20,303,930
CNB Financial Corp./PA	283,317	7,575,897
CoBiz Financial Inc.	768,196	12,974,830
Codorus Valley Bancorp. Inc.	170,626	4,879,904
Columbia Banking System Inc.	1,180,703	52,753,810
Community Bank System Inc.	879,478	54,342,946
Community Trust Bancorp. Inc.	311,464	15,448,614
ConnectOne Bancorp. Inc.	585,380	15,190,611
County Bancorp. Inc.	97,672	2,634,214
CU Bancorp.[a]	337,102	12,068,252
Customers Bancorp. Inc.[a]	507,874	18,192,047
CVB Financial Corp.	2,069,260	47,448,132
Eagle Bancorp. Inc.[a,b]	626,769	38,201,571
Enterprise Bancorp. Inc./MA	188,312	7,072,999
Enterprise Financial Services Corp.	394,631	16,969,133
Equity Bancshares Inc. Class Aa,b	107,454	3,614,753
Farmers Capital Bank Corp.	150,968	6,348,204
Farmers National Banc Corp.	515,374	7,318,311
FB Financial Corp.[a,b]	137,645	3,571,888
FCB Financial Holdings Inc. Class Aa,b	616,254	29,395,316
Fidelity Southern Corp.	425,094	10,061,975
Financial Institutions Inc.	285,688	9,770,530
First Bancorp. Inc./ME	212,322	7,027,858
First BanCorp./Puerto Rico[a]	2,427,671	16,046,905
First Bancorp./Southern Pines NC	403,651	10,955,088
First Busey Corp.	634,441	19,528,094

392

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
First Business Financial Services Inc.	167,305	$3,968,475
First Citizens BancShares Inc./NC Class A	156,474	55,548,270
First Commonwealth Financial Corp.	1,822,800	25,847,304
First Community Bancshares Inc./VA	318,327	9,594,376
First Community Financial Partners Inc.[a,b]	275,680	3,225,456
First Connecticut Bancorp. Inc./Farmington CT	291,427	6,600,822
First Financial Bancorp.	1,260,621	35,864,667
First Financial Bankshares Inc.[b]	1,297,186	58,632,807
First Financial Corp./IN	207,123	10,936,094
First Financial Northwest Inc.	152,860	3,017,456
First Foundation Inc.[a]	270,810	7,718,085
First Internet Bancorp.	110,069	3,522,208
First Interstate BancSystem Inc.	407,438	17,336,487
First Merchants Corp.	826,284	31,109,593
First Mid-Illinois Bancshares Inc.	162,536	5,526,224
First Midwest Bancorp. Inc./IL	1,655,803	41,775,910
First NBC Bank Holding Co.[a,b]	342,297	2,498,768
First Northwest Bancorp.[a,b]	233,848	3,648,029
First of Long Island Corp. (The)	441,576	12,606,995
Flushing Financial Corp.	569,356	16,733,373
FNB Corp./PA	4,324,086	69,315,099
Franklin Financial Network Inc.[a,b]	236,013	9,877,144
Fulton Financial Corp.	3,521,612	66,206,306
German American Bancorp. Inc.	292,552	15,391,161
Glacier Bancorp. Inc.	1,568,168	56,814,727
Great Southern Bancorp. Inc.	219,017	11,969,279
Great Western Bancorp. Inc.	1,214,832	52,954,527
Green Bancorp. Inc.[a,b]	430,451	6,542,855
Guaranty Bancorp.	358,433	8,674,079
Hancock Holding Co.	1,573,476	67,816,816
Hanmi Financial Corp.	649,072	22,652,613
HarborOne Bancorp Inc.[a,b]	304,964	5,898,004

Security	Shares	Value
Heartland Financial USA Inc.	480,388	$23,058,624
Heritage Commerce Corp.	536,558	7,742,532
Heritage Financial Corp./WA	604,367	15,562,450
Heritage Oaks Bancorp.	500,067	6,165,826
Hilltop Holdings Inc.	1,543,975	46,010,455
Home BancShares Inc./AR	2,475,046	68,732,027
HomeTrust Bancshares Inc.[a,b]	338,816	8,775,334
Hope Bancorp Inc.	2,639,721	57,783,493
Horizon Bancorp./IN	402,308	11,264,624
IBERIABANK Corp.	911,544	76,341,810
Independent Bank Corp./MI	416,015	9,027,525
Independent Bank Corp./Rockland MA	526,857	37,117,076
Independent Bank Group Inc.	229,624	14,328,538
International Bancshares Corp.	1,126,320	45,953,856
Investors Bancorp. Inc.	6,121,196	85,390,684
Lakeland Bancorp. Inc.	799,554	15,591,303
Lakeland Financial Corp.	495,420	23,463,091
LCNB Corp.	185,072	4,302,924
LegacyTexas Financial Group Inc.	918,704	39,559,394
Live Oak Bancshares Inc.[b]	403,336	7,461,716
Macatawa Bank Corp.	550,882	5,734,682
MainSource Financial Group Inc.	473,490	16,288,056
MB Financial Inc.	1,561,078	73,729,714
MBT Financial Corp.	372,964	4,233,141
Mercantile Bank Corp.	328,803	12,395,873
Merchants Bancshares Inc./VT	120,204	6,515,057
Middleburg Financial Corp.	95,658	3,324,115
Midland States Bancorp. Inc.	74,959	2,712,017
MidWestOne Financial Group Inc.	170,972	6,428,547
MutualFirst Financial Inc.	114,643	3,794,683
National Bank Holdings Corp. Class A	493,868	15,749,450
National Bankshares Inc.[b]	141,850	6,163,382
National Commerce Corp.[a,b]	176,032	6,539,589

393

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
NBT Bancorp. Inc.	868,268	$36,363,064
Nicolet Bankshares Inc.[a,b]	156,253	7,451,706
Northrim BanCorp. Inc.	141,507	4,471,621
OFG Bancorp.	902,626	11,824,401
Old Line Bancshares Inc.	176,399	4,230,048
Old National Bancorp./IN	2,715,224	49,281,316
Old Second Bancorp. Inc.	586,167	6,477,145
Opus Bank	362,023	10,878,791
Orrstown Financial Services Inc.	155,699	3,487,658
Pacific Continental Corp.	425,495	9,297,066
Pacific Mercantile Bancorp.[a]	310,838	2,269,117
Pacific Premier Bancorp. Inc.[a,b]	573,373	20,268,736
Paragon Commercial Corp.[a,b]	17,373	759,548
Park National Corp.	271,188	32,450,356
Park Sterling Corp.	1,053,348	11,365,625
Peapack Gladstone Financial Corp.	325,535	10,052,521
Penns Woods Bancorp. Inc.	96,802	4,888,501
People’s Utah Bancorp.	269,051	7,224,019
Peoples Bancorp. Inc./OH	328,390	10,659,539
Peoples Financial Services Corp.	139,944	6,815,273
Pinnacle Financial Partners Inc.	880,262	61,002,157
Preferred Bank/Los Angeles CA	248,045	13,002,519
Premier Financial Bancorp. Inc.	197,061	3,960,926
PrivateBancorp. Inc.[b]	1,608,542	87,166,891
Prosperity Bancshares Inc.	1,373,304	98,575,761
QCR Holdings Inc.	243,536	10,545,109
Renasant Corp.	840,298	35,477,382
Republic Bancorp. Inc./KY Class A	200,027	7,909,068
Republic First Bancorp. Inc.[a,b]	1,033,905	8,633,107
S&T Bancorp. Inc.	703,458	27,463,000
Sandy Spring Bancorp. Inc.	484,472	19,374,035
Seacoast Banking Corp. of Florida[a]	610,729	13,472,682
ServisFirst Bancshares Inc.	929,438	34,798,159
Shore Bancshares Inc.	264,178	4,028,714

Security	Shares	Value
Sierra Bancorp.	241,005	$6,408,323
Simmons First National Corp. Class A	602,910	37,470,856
South State Corp.	486,505	42,520,537
Southern First Bancshares Inc.[a]	120,600	4,341,600
Southern National Bancorp. of Virginia Inc.	235,930	3,855,096
Southside Bancshares Inc.	542,916	20,451,646
Southwest Bancorp. Inc.	369,914	10,727,506
State Bank Financial Corp.	720,377	19,349,326
Sterling Bancorp./DE	2,607,850	61,023,690
Stock Yards Bancorp. Inc.	435,511	20,447,241
Stonegate Bank	249,289	10,402,830
Suffolk Bancorp.	236,382	10,121,877
Summit Financial Group Inc.[b]	174,365	4,800,268
Sun Bancorp. Inc./NJ	222,633	5,788,458
Texas Capital Bancshares Inc.[a,b]	1,019,097	79,897,205
Tompkins Financial Corp.	298,617	28,231,251
TowneBank/Portsmouth VA	1,135,922	37,769,406
TriCo Bancshares	415,115	14,188,631
Tristate Capital Holdings Inc.[a,b]	450,098	9,947,166
Triumph Bancorp. Inc.[a,b]	318,219	8,321,427
Trustmark Corp.	1,387,343	49,458,778
UMB Financial Corp.	923,693	71,235,204
Umpqua Holdings Corp.	4,552,260	85,491,443
Union Bankshares Corp.	890,284	31,818,750
Union Bankshares Inc./Morrisville VTb	79,060	3,593,277
United Bankshares Inc./WV	1,351,281	62,496,746
United Community Banks Inc./GA	1,443,630	42,760,321
Univest Corp. of Pennsylvania[b]	510,648	15,779,023
Valley National Bancorp.	5,096,626	59,324,727
Veritex Holdings Inc.[a]	173,820	4,642,732
Washington Trust Bancorp. Inc.	305,412	17,118,343
WashingtonFirst Bankshares Inc.	176,699	5,122,490
Webster Financial Corp.	1,887,868	102,473,475
WesBanco Inc.	825,305	35,537,633

394

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
West Bancorp. Inc.	327,370	$8,086,039
Westamerica Bancorp.[b]	500,508	31,496,968
Wintrust Financial Corp.	1,059,227	76,868,103
Xenith Bankshares Inc.[a]	156,276	4,406,983
Yadkin Financial Corp.	1,009,217	34,575,774

		4,589,557,873
BEVERAGES — 0.22%
Boston Beer Co. Inc. (The)[a,b]	183,943	31,242,719
Coca-Cola Bottling Co. Consolidated	98,123	17,549,299
Craft Brew Alliance Inc.[a,b]	262,835	4,441,911
MGP Ingredients Inc.[b]	259,254	12,957,515
National Beverage Corp.[b]	240,438	12,281,573
Primo Water Corp.[a,b]	436,373	5,358,660

		83,831,677
BIOTECHNOLOGY — 4.29%
Acceleron Pharma Inc.[a,b]	564,587	14,408,260
Achillion Pharmaceuticals Inc.[a,b]	2,425,225	10,016,179
Acorda Therapeutics Inc.[a]	895,946	16,843,785
Adamas Pharmaceuticals Inc.[a,b]	345,286	5,835,333
Aduro Biotech Inc.[a,b]	731,257	8,336,330
Advaxis Inc.[a,b]	739,481	5,294,684
Adverum Biotechnologies Inc.[a,b]	469,159	1,360,561
Aevi Genomic Medicine Inc.[a,b]	562,293	2,912,678
Agenus Inc.[a,b]	1,493,134	6,151,712
Aimmune Therapeutics Inc.[a,b]	539,064	11,023,859
Akebia Therapeutics Inc.[a,b]	739,852	7,701,859
Alder Biopharmaceuticals Inc.[a,b]	964,173	20,054,798
AMAG Pharmaceuticals Inc.[a,b]	721,934	25,123,303
Amicus Therapeutics Inc.[a,b]	2,935,881	14,591,329
Anavex Life Sciences Corp.[a,b]	697,395	2,761,684
Anthera Pharmaceuticals Inc.[a,b]	818,037	530,988
Applied Genetic Technologies Corp./DEa,b	266,104	2,488,072

Security	Shares	Value
Aptevo Therapeutics Inc.[a]	343,470	$838,067
Ardelyx Inc.[a,b]	645,693	9,168,841
Arena Pharmaceuticals Inc.[a,b]	5,008,709	7,112,367
Argos Therapeutics Inc.[a,b]	292,467	1,433,088
ARIAD Pharmaceuticals Inc.[a,b]	3,639,178	45,271,374
Array BioPharma Inc.[a,b]	3,458,575	30,400,874
Arrowhead Pharmaceuticals Inc.[a,b]	1,239,538	1,921,284
Asterias Biotherapeutics Inc.[a,b]	463,844	2,133,682
Atara Biotherapeutics Inc.[a,b]	478,616	6,796,347
Athersys Inc.[a,b]	1,601,743	2,450,667
Audentes Therapeutics Inc.[a,b]	116,399	2,126,610
Avexis Inc.[a,b]	101,663	4,852,375
Axovant Sciences Ltd.[a,b]	500,578	6,217,179
Bellicum Pharmaceuticals Inc.[a,b]	429,436	5,848,918
BioCryst Pharmaceuticals Inc.[a,b]	1,509,520	9,555,262
BioSpecifics Technologies Corp.[a]	112,818	6,283,963
BioTime Inc.[a,b]	1,440,546	5,200,371
Bluebird Bio Inc.[a,b]	837,514	51,674,614
Blueprint Medicines Corp.[a,b]	413,001	11,584,678
Cara Therapeutics Inc.[a,b]	442,510	4,110,918
Celldex Therapeutics Inc.[a,b]	1,976,477	6,996,729
Cellular Biomedicine Group Inc.[a,b]	254,430	3,333,033
ChemoCentryx Inc.[a,b]	481,569	3,563,611
Chimerix Inc.[a,b]	884,856	4,070,338
Cidara Therapeutics Inc.[a,b]	263,677	2,742,241
Clovis Oncology Inc.[a,b]	655,401	29,112,912
Coherus Biosciences Inc.[a,b]	607,341	17,096,649
Concert Pharmaceuticals Inc.[a]	345,804	3,558,323
Corvus Pharmaceuticals Inc.[a,b]	68,574	980,608
Curis Inc.[a,b]	2,311,328	7,118,890
Cytokinetics Inc.[a,b]	691,956	8,407,265
CytomX Therapeutics Inc.[a,b]	415,727	4,568,840
CytRx Corp.[a,b]	1,966,825	732,052

395

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
Dimension Therapeutics Inc.[a]	248,521	$1,081,066
Dyax Corp.[a]	2,384,154	2,646,411
Dynavax Technologies Corp.[a,b]	798,879	3,155,572
Eagle Pharmaceuticals Inc./DEa,b	182,875	14,509,302
Edge Therapeutics Inc.[a,b]	331,674	4,145,925
Editas Medicine Inc.[a,b]	145,880	2,367,632
Eiger Biopharmaceuticals Inc.[a,b]	84,910	989,202
Emergent BioSolutions Inc.[a,b]	668,089	21,940,043
Enanta Pharmaceuticals Inc.[a,b]	312,804	10,478,934
Epizyme Inc.[a,b]	823,542	9,964,858
Esperion Therapeutics Inc.[a,b]	291,852	3,653,987
Exact Sciences Corp.[a,b]	2,178,923	29,110,411
Exelixis Inc.[a,b]	4,676,415	69,725,348
FibroGen Inc.[a,b]	1,079,462	23,100,487
Five Prime Therapeutics Inc.[a,b]	541,378	27,128,452
Flexion Therapeutics Inc.[a,b]	549,551	10,452,460
Fortress Biotech Inc.[a,b]	693,658	1,872,877
Foundation Medicine Inc.[a,b]	276,280	4,890,156
Galena Biopharma Inc.[a,b]	235,240	456,366
Genomic Health Inc.[a,b]	385,086	11,317,678
Geron Corp.[a,b]	3,130,558	6,480,255
Global Blood Therapeutics Inc.[a,b]	338,898	4,897,076
GlycoMimetics Inc.[a,b]	259,656	1,583,902
Halozyme Therapeutics Inc.[a,b]	2,246,373	22,194,165
Heron Therapeutics Inc.[a,b]	651,623	8,536,261
Idera Pharmaceuticals Inc.[a,b]	2,117,124	3,175,686
Ignyta Inc.[a,b]	618,645	3,278,819
Immune Design Corp.[a,b]	282,992	1,556,456
ImmunoGen Inc.[a,b]	1,741,600	3,552,864
Immunomedics Inc.[a,b]	1,989,231	7,300,478
Infinity Pharmaceuticals Inc.[a,b]	1,053,381	1,422,064
Inotek Pharmaceuticals Corp.[a,b]	357,253	2,179,243
Inovio Pharmaceuticals Inc.[a,b]	1,360,298	9,440,468

Security	Shares	Value
Insmed Inc.[a,b]	1,266,091	$16,750,384
Insys Therapeutics Inc.[a,b]	483,594	4,449,065
Intellia Therapeutics Inc.[a,b]	147,889	1,938,825
Invitae Corp.[a,b]	475,981	3,779,289
Ironwood Pharmaceuticals Inc.[a,b]	2,660,011	40,671,568
Kadmon Holdings Inc.[a,b]	165,323	884,478
Karyopharm Therapeutics Inc.[a,b]	489,717	4,603,340
Keryx Biopharmaceuticals Inc.[a,b]	1,632,760	9,567,974
Kite Pharma Inc.[a,b]	805,931	36,137,946
La Jolla Pharmaceutical Co.[a,b]	287,412	5,038,332
Lexicon Pharmaceuticals Inc.[a,b]	867,999	12,004,426
Ligand Pharmaceuticals Inc.[a,b]	392,038	39,834,981
Lion Biotechnologies Inc.[a,b]	1,151,518	8,003,050
Loxo Oncology Inc.[a,b]	273,777	8,792,348
MacroGenics Inc.[a,b]	654,284	13,373,565
MannKind Corp.[a,b]	6,639,676	4,227,482
MediciNova Inc.[a,b]	604,372	3,644,363
Merrimack Pharmaceuticals Inc.[a,b]	2,518,126	10,273,954
MiMedx Group Inc.[a,b]	2,101,720	18,621,239
Minerva Neurosciences Inc.[a,b]	392,930	4,616,928
Mirati Therapeutics Inc.[a,b]	260,428	1,237,033
Momenta Pharmaceuticals Inc.[a]	1,339,915	20,165,721
Myovant Sciences Ltd.[a]	217,703	2,708,225
Myriad Genetics Inc.[a,b]	1,369,393	22,827,781
NantKwest Inc.[a,b]	352,145	2,014,269
Natera Inc.[a,b]	536,027	6,276,876
NewLink Genetics Corp.[a,b]	448,745	4,613,099
Novavax Inc.[a,b]	5,530,742	6,968,735
OncoMed Pharmaceuticals Inc.[a,b]	431,886	3,329,841
Ophthotech Corp.[a,b]	627,662	3,031,607
Organovo Holdings Inc.[a,b]	1,758,939	5,962,803
Osiris Therapeutics Inc.[a,b]	403,720	1,982,265
Otonomy Inc.[a,b]	490,275	7,795,373
OvaScience Inc.[a,b]	639,227	978,017

396

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
PDL BioPharma Inc.[b]	3,399,619	$7,207,192
Pfenex Inc.[a]	382,901	3,472,912
PharmAthene Inc.[a]	1,310,123	4,257,900
Portola Pharmaceuticals Inc.[a,b]	1,013,433	22,741,437
Progenics Pharmaceuticals Inc.[a,b]	1,435,508	12,402,789
Protagonist Therapeutics Inc.[a,b]	159,948	3,517,257
Proteostasis Therapeutics Inc.[a,b]	162,840	1,996,418
Prothena Corp. PLC[a,b]	714,313	35,137,056
PTC Therapeutics Inc.[a,b]	679,834	7,416,989
Puma Biotechnology Inc.[a,b]	574,827	17,647,189
Ra Pharmaceuticals Inc.[a,b]	168,261	2,555,885
Radius Health Inc.[a,b]	649,555	24,702,577
REGENXBIO Inc.[a,b]	419,562	7,782,875
Regulus Therapeutics Inc.[a,b]	787,232	1,771,272
Repligen Corp.[a,b]	685,380	21,123,412
Retrophin Inc.[a,b]	742,644	14,058,251
Rigel Pharmaceuticals Inc.[a,b]	1,921,866	4,574,041
Sage Therapeutics Inc.[a,b]	620,080	31,661,285
Sangamo BioSciences Inc.[a,b]	1,424,828	4,345,725
Sarepta Therapeutics Inc.[a,b]	1,012,440	27,771,229
Selecta Biosciences Inc.[a]	103,642	1,777,460
Seres Therapeutics Inc.[a,b]	369,742	3,660,446
Sorrento Therapeutics Inc.[a,b]	513,229	2,514,822
Spark Therapeutics Inc.[a,b]	393,391	19,630,211
Spectrum Pharmaceuticals Inc.[a,b]	1,597,534	7,077,076
Stemline Therapeutics Inc.[a,b]	352,051	3,766,946
Syndax Pharmaceuticals Inc.[a,b]	96,932	695,002
Synergy Pharmaceuticals Inc.[a,b]	3,736,417	22,754,780
Synthetic Biologics Inc.[a]	1,611,658	1,229,050
Syros Pharmaceuticals Inc.[a,b]	94,113	1,144,414
T2 Biosystems Inc.[a,b]	296,726	1,560,779
TESARO Inc.[a,b]	587,968	79,069,937
TG Therapeutics Inc.[a,b]	752,251	3,497,967
Tokai Pharmaceuticals Inc.[a,b]	218,299	213,475
Trevena Inc.[a,b]	918,889	5,403,067
TrovaGene Inc.[a,b]	582,556	1,223,368

Security	Shares	Value
Ultragenyx Pharmaceutical Inc.[a,b]	740,980	$52,098,304
Vanda Pharmaceuticals Inc.[a]	753,982	12,026,013
Veracyte Inc.[a,b]	286,229	2,215,412
Versartis Inc.[a,b]	639,675	9,531,158
Vital Therapies Inc.[a]	500,355	2,176,544
Voyager Therapeutics Inc.[a,b]	246,942	3,146,041
vTv Therapeutics Inc. Class Aa,b	156,821	757,445
XBiotech Inc.[a,b]	361,036	3,653,684
Xencor Inc.[a,b]	742,732	19,548,706
Zafgen Inc.[a,b]	463,436	1,473,726
ZIOPHARM Oncology Inc.[a,b]	2,502,299	13,387,300

		1,659,765,294
BUILDING PRODUCTS — 1.14%
AAON Inc.	815,446	26,950,490
Advanced Drainage Systems Inc.	718,623	14,803,634
American Woodmark Corp.[a]	283,855	21,360,089
Apogee Enterprises Inc.	573,990	30,742,904
Armstrong Flooring Inc.[a,b]	477,951	9,516,004
Builders FirstSource Inc.[a,b]	1,741,389	19,103,037
Caesarstone Ltd.[a,b]	488,954	14,008,532
Continental Building Products Inc.[a,b]	725,602	16,761,406
CSW Industrials Inc.[a,b]	297,867	10,976,399
Gibraltar Industries Inc.[a,b]	636,930	26,528,134
Griffon Corp.	630,283	16,513,415
Insteel Industries Inc.	360,143	12,835,497
Masonite International Corp.[a,b]	626,376	41,215,541
NCI Building Systems Inc.[a,b]	563,754	8,822,750
Patrick Industries Inc.[a,b]	297,987	22,736,408
PGT Innovations Inc.[a,b]	983,644	11,262,724
Ply Gem Holdings Inc.[a,b]	459,903	7,473,424
Quanex Building Products Corp.	706,927	14,350,618
Simpson Manufacturing Co. Inc.	846,118	37,017,662
Trex Co. Inc.[a,b]	601,834	38,758,110
Universal Forest Products Inc.	405,565	41,440,632

		443,177,410

397

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
CAPITAL MARKETS — 1.41%
Arlington Asset Investment Corp. Class Ab	318,614	$4,721,859
Associated Capital Group Inc.	96,491	3,169,729
B. Riley Financial Inc.	189,193	3,490,611
BGC Partners Inc. Class A	4,478,773	45,817,848
Calamos Asset Management Inc. Class A	333,753	2,853,588
Cohen & Steers Inc.	440,450	14,799,120
Cowen Group Inc. Class Aa,b	525,435	8,144,242
Diamond Hill Investment Group Inc.	63,349	13,327,363
Evercore Partners Inc. Class A	803,205	55,180,183
FBR & Co.	101,847	1,324,011
Fifth Street Asset Management Inc.	119,575	801,153
Financial Engines Inc.[b]	1,093,768	40,195,974
GAIN Capital Holdings Inc.	812,707	5,347,612
GAMCO Investors Inc. Class A	83,817	2,589,107
Greenhill & Co. Inc.	579,920	16,063,784
Hennessy Advisors Inc.	58,381	1,853,597
Houlihan Lokey Inc.	264,072	8,217,921
INTL. FCStone Inc.[a,b]	317,100	12,557,160
Investment Technology Group Inc.	513,222	10,131,002
Janus Capital Group Inc.	2,971,385	39,430,279
KCG Holdings Inc. Class Aa,b	1,122,496	14,873,072
Ladenburg Thalmann Financial Services Inc.[a,b]	2,099,056	5,121,697
Manning & Napier Inc.	317,872	2,399,934
Medley Management Inc.	127,834	1,265,557
Moelis & Co. Class A	383,860	13,012,854
OM Asset Management PLC	859,886	12,468,347
Oppenheimer Holdings Inc. Class A	215,788	4,013,657
Piper Jaffray Companies[a,b]	299,825	21,737,312
PJT Partners Inc.	366,805	11,326,938
Pzena Investment Management Inc. Class A	311,978	3,466,076
Safeguard Scientifics Inc.[a,b]	419,254	5,638,966

Security	Shares	Value
Silvercrest Asset Management Group Inc.	143,227	$1,883,435
Stifel Financial Corp.[a,b]	1,322,375	66,052,631
Value Line Inc.	24,523	478,199
Virtu Financial Inc. Class A	533,462	8,508,719
Virtus Investment Partners Inc.	91,838	10,841,476
Waddell & Reed Financial Inc. Class A	1,614,769	31,504,143
Westwood Holdings Group Inc.	164,790	9,885,752
Wins Finance Holdings Inc.[a,b]	29,825	5,368,500
WisdomTree Investments Inc.[b]	2,346,726	26,142,528

		546,005,936
CHEMICALS — 2.49%
A Schulman Inc.	588,263	19,677,397
AgroFresh Solutions Inc.[a,b]	447,114	1,184,852
American Vanguard Corp.	580,207	11,110,964
Balchem Corp.	635,804	53,356,672
Calgon Carbon Corp.	1,039,231	17,666,927
Chase Corp.	144,208	12,048,578
Chemours Co. (The)	3,754,013	82,926,147
Chemtura Corp.[a]	1,309,476	43,474,603
Codexis Inc.[a,b]	704,795	3,242,057
Ferro Corp.[a]	1,718,273	24,622,852
Flotek Industries Inc.[a,b]	1,131,802	10,627,621
FutureFuel Corp.	513,315	7,135,079
GCP Applied Technologies Inc.[a,b]	1,441,587	38,562,452
Hawkins Inc.	199,287	10,751,534
HB Fuller Co.	1,027,486	49,637,849
Ingevity Corp.[a,b]	866,755	47,550,179
Innophos Holdings Inc.	397,313	20,763,577
Innospec Inc.	486,803	33,346,006
KMG Chemicals Inc.	184,945	7,192,511
Koppers Holdings Inc.[a]	420,221	16,934,906
Kraton Corp.[a,b]	615,389	17,526,279
Kronos Worldwide Inc.	460,344	5,496,507
LSB Industries Inc.[a,b]	438,921	3,695,715
Minerals Technologies Inc.	710,418	54,879,791
Olin Corp.	3,395,776	86,965,823

398

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
OMNOVA Solutions Inc.[a,b]	879,073	$8,790,730
PolyOne Corp.	1,723,537	55,222,125
Quaker Chemical Corp.	265,600	33,980,864
Rayonier Advanced Materials Inc.	894,104	13,822,848
Sensient Technologies Corp.	915,995	71,978,887
Stepan Co.	405,502	33,040,303
TerraVia Holdings Inc.[a,b]	1,622,788	1,866,206
Trecora Resources[a,b]	403,822	5,592,935
Tredegar Corp.	526,717	12,641,208
Trinseo SA	560,818	33,256,507
Tronox Ltd. Class A	1,331,780	13,730,652
Valhi Inc.	516,960	1,788,682

		966,088,825
COMMERCIAL SERVICES & SUPPLIES — 2.49%
ABM Industries Inc.	1,144,601	46,745,505
ACCO Brands Corp.[a]	2,196,152	28,659,784
Advanced Disposal Services Inc.[a,b]	458,863	10,195,936
Aqua Metals Inc.[a,b]	218,122	2,859,579
ARC Document Solutions Inc.[a]	845,468	4,294,977
Brady Corp. Class A	944,600	35,469,730
Brink’s Co. (The)	925,162	38,162,932
Casella Waste Systems Inc. Class Aa	797,568	9,897,819
CECO Environmental Corp.	602,069	8,398,863
CompX International Inc.	34,183	550,346
Deluxe Corp.	1,005,932	72,034,791
Ennis Inc.	525,135	9,111,092
Essendant Inc.	782,002	16,343,842
G&K Services Inc. Class A	404,424	39,006,695
Healthcare Services Group Inc.	1,435,227	56,217,842
Heritage-Crystal Clean Inc.[a]	263,020	4,129,414
Herman Miller Inc.	1,215,247	41,561,447
HNI Corp.	924,053	51,673,044
InnerWorkings Inc.[a]	819,930	8,076,311
Interface Inc.	1,328,039	24,635,123
Kimball International Inc. Class B	742,321	13,035,157
Knoll Inc.	970,223	27,098,328
Matthews International Corp. Class A	657,564	50,533,793
McGrath RentCorp	482,712	18,917,483
Mobile Mini Inc.	915,962	27,707,850

Security	Shares	Value
MSA Safety Inc.	643,058	$44,583,211
Multi-Color Corp.	279,621	21,698,590
NL Industries Inc.[a]	178,685	1,456,283
Quad/Graphics Inc.	603,164	16,213,048
SP Plus Corp.[a,b]	352,531	9,923,748
Steelcase Inc. Class A	1,772,566	31,728,931
Team Inc.[a,b]	596,874	23,427,305
Tetra Tech Inc.	1,189,021	51,306,256
TRC Companies Inc.[a]	391,364	4,148,458
U.S. Ecology Inc.	447,410	21,990,202
UniFirst Corp./MAb	309,369	44,440,857
Viad Corp.	422,058	18,612,758
VSE Corp.	182,160	7,075,094
West Corp.	888,945	22,010,278

		963,932,702
COMMUNICATIONS EQUIPMENT — 1.82%
ADTRAN Inc.	1,010,239	22,578,842
Aerohive Networks Inc.[a]	504,400	2,875,080
Applied Optoelectronics Inc.[a,b]	339,793	7,964,748
Bel Fuse Inc. Class B	191,442	5,915,558
Black Box Corp.	312,040	4,758,610
CalAmp Corp.[a,b]	736,835	10,684,107
Calix Inc.[a]	843,692	6,496,428
Ciena Corp.[a,b]	2,825,426	68,968,649
Clearfield Inc.[a,b]	239,494	4,957,526
Comtech Telecommunications Corp.	463,407	5,491,373
Digi International Inc.[a]	533,192	7,331,390
EMCORE Corp.	416,485	3,623,419
Extreme Networks Inc.[a,b]	2,111,721	10,621,957
Finisar Corp.[a,b]	2,198,326	66,543,328
Harmonic Inc.[a,b]	1,585,894	7,929,470
Infinera Corp.[a,b]	2,907,120	24,681,449
InterDigital Inc./PA	714,551	65,274,234
Ixia[a]	1,314,911	21,170,067
KVH Industries Inc.[a]	317,001	3,740,612
Lumentum Holdings Inc.[a,b]	1,028,002	39,732,277
NETGEAR Inc.[a]	666,132	36,204,274
NetScout Systems Inc.[a,b]	1,822,501	57,408,781
Oclaro Inc.[a,b]	2,304,846	20,628,372

399

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
Plantronics Inc.	682,771	$37,388,540
Quantenna Communications Inc.[a,b]	139,006	2,520,179
ShoreTel Inc.[a]	1,385,483	9,906,203
Silicom Ltd.	116,384	4,782,219
Sonus Networks Inc.[a,b]	982,260	6,188,238
Ubiquiti Networks Inc.[a,b]	534,141	30,873,350
ViaSat Inc.[a,b]	1,055,563	69,899,382
Viavi Solutions Inc.[a]	4,826,479	39,480,598

		706,619,260
CONSTRUCTION & ENGINEERING — 0.98%
Aegion Corp.[a]	720,704	17,080,685
Ameresco Inc. Class Aa,b	432,359	2,377,974
Argan Inc.	274,817	19,388,339
Comfort Systems USA Inc.	768,044	25,575,865
Dycom Industries Inc.[a,b]	627,970	50,419,711
EMCOR Group Inc.	1,245,152	88,106,955
Granite Construction Inc.	809,240	44,508,200
Great Lakes Dredge & Dock Corp.[a]	1,228,113	5,158,075
HC2 Holdings Inc.[a,b]	702,519	4,165,938
IES Holdings Inc.[a,b]	159,588	3,056,110
Layne Christensen Co.[a,b]	381,395	4,145,764
MasTec Inc.[a,b]	1,358,690	51,969,892
MYR Group Inc.[a]	309,545	11,663,656
NV5 Global Inc.[a,b]	151,379	5,056,059
Orion Group Holdings Inc.[a]	557,984	5,551,941
Primoris Services Corp.	834,437	19,008,475
Tutor Perini Corp.[a,b]	772,871	21,640,388

		378,874,027
CONSTRUCTION MATERIALS — 0.27%
Forterra Inc.[a]	382,866	8,292,878
Headwaters Inc.[a]	1,501,579	35,317,138
Summit Materials Inc. Class Aa,b	1,597,255	37,998,686
U.S. Concrete Inc.[a,b]	294,274	19,274,947
U.S. Lime & Minerals Inc.	40,230	3,047,422

		103,931,071
CONSUMER FINANCE — 0.53%
Encore Capital Group Inc.[a,b]	385,123	11,033,774
Enova International Inc.[a,b]	581,461	7,297,336

Security	Shares	Value
Ezcorp Inc. Class Aa,b	1,059,418	$11,282,802
FirstCash Inc.	976,953	45,916,791
Green Dot Corp. Class Aa	892,915	21,028,148
LendingClub Corp.[a,b]	6,811,806	35,761,981
Nelnet Inc. Class A	415,979	21,110,934
PRA Group Inc.[a,b]	950,330	37,157,903
Regional Management Corp.[a,b]	224,832	5,908,585
World Acceptance Corp.[a,b]	131,842	8,474,804

		204,973,058
CONTAINERS & PACKAGING — 0.16%
AEP Industries Inc.	82,471	9,574,883
Greif Inc.	117,158	7,914,023
Greif Inc. Class A	531,441	27,268,238
Multi Packaging Solutions International Ltd.[a,b]	444,033	6,331,910
Myers Industries Inc.	443,462	6,341,507
UFP Technologies Inc.[a]	134,105	3,412,972

		60,843,533
DISTRIBUTORS — 0.11%
Core-Mark Holding Co. Inc.	929,795	40,046,271
Weyco Group Inc.	133,794	4,187,752

		44,234,023
DIVERSIFIED CONSUMER SERVICES — 1.06%
American Public Education Inc.[a]	321,606	7,895,427
Apollo Education Group Inc.[a,b]	1,781,197	17,633,851
Ascent Capital Group Inc. Class Aa,b	210,799	3,427,592
Bridgepoint Education Inc.[a,b]	379,494	3,844,274
Bright Horizons Family Solutions Inc.[a,b]	904,299	63,319,016
Cambium Learning Group Inc.[a]	286,415	1,429,211
Capella Education Co.	231,226	20,301,643
Career Education Corp.[a]	1,380,358	13,927,812
Carriage Services Inc.	309,476	8,863,393
Chegg Inc.[a,b]	1,656,801	12,227,192
Collectors Universe Inc.	156,962	3,332,303
DeVry Education Group Inc.[b]	1,282,841	40,024,639
Grand Canyon Education Inc.[a]	920,905	53,826,897
Houghton Mifflin Harcourt Co.[a,b]	2,512,472	27,260,321

400

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
K12 Inc.[a]	699,713	$12,007,075
Liberty Tax Inc.	138,315	1,853,421
LifeLock Inc.[a]	1,753,934	41,954,101
Regis Corp.[a]	774,456	11,245,101
Sotheby’s	1,013,291	40,389,779
Strayer Education Inc.[a,b]	217,153	17,509,047
Weight Watchers International Inc.[a,b]	580,938	6,651,740

		408,923,835
DIVERSIFIED FINANCIAL SERVICES — 0.11%
FNFV Group[a,b]	1,369,079	18,756,382
Marlin Business Services Corp.	171,750	3,589,575
NewStar Financial Inc.[a]	506,524	4,685,347
On Deck Capital Inc.[a,b]	1,011,206	4,681,884
PICO Holdings Inc.[a,b]	450,338	6,822,621
Tiptree Financial Inc.[b]	470,957	2,896,385

		41,432,194
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.63%
ATN International Inc.	211,117	16,916,805
Cincinnati Bell Inc.[a]	888,338	19,854,354
Cogent Communications Holdings Inc.	855,448	35,372,775
Consolidated Communications Holdings Inc.[b]	1,022,081	27,442,875
Fairpoint Communications Inc.[a,b]	453,797	8,486,004
General Communication Inc. Class Aa	553,816	10,771,721
Globalstar Inc.[a,b]	7,568,107	11,957,609
Hawaiian Telcom Holdco Inc.[a]	126,265	3,128,847
IDT Corp. Class B	359,919	6,672,898
Inteliquent Inc.	668,777	15,328,369
Intelsat SAa	680,489	1,816,906
Iridium Communications Inc.[a,b]	1,706,302	16,380,499
Lumos Networks Corp.[a]	389,858	6,089,582
ORBCOMM Inc.[a,b]	1,350,188	11,166,055
pdvWireless Inc.[a,b]	201,489	4,543,577

Security	Shares	Value
Straight Path Communications Inc. Class Ba,b	199,909	$6,778,914
Vonage Holdings Corp.[a,b]	3,842,933	26,324,091
Windstream Holdings Inc.[b]	1,978,846	14,504,941

		243,536,822
ELECTRIC UTILITIES — 1.13%
ALLETE Inc.	1,030,063	66,119,744
El Paso Electric Co.	840,823	39,098,269
Empire District Electric Co. (The)	896,034	30,545,799
Genie Energy Ltd. Class B	265,858	1,528,684
IDACORP Inc.	1,039,857	83,760,481
MGE Energy Inc.	718,963	46,948,284
Otter Tail Corp.	781,582	31,888,546
PNM Resources Inc.	1,645,533	56,441,782
Portland General Electric Co.	1,841,697	79,800,731
Spark Energy Inc. Class Ab	103,245	3,128,323

		439,260,643
ELECTRICAL EQUIPMENT — 0.71%
Allied Motion Technologies Inc.	130,079	2,782,390
American Superconductor Corp.[a,b]	237,786	1,752,483
Atkore International Group Inc.[a,b]	253,140	6,052,577
AZZ Inc.	535,116	34,193,912
Babcock & Wilcox Enterprises Inc.[a,b]	950,582	15,770,155
Encore Wire Corp.	418,160	18,127,236
Energous Corp.[a,b]	306,269	5,160,633
EnerSys	892,295	69,688,239
FuelCell Energy Inc.[a,b]	601,391	1,052,434
Generac Holdings Inc.[a,b]	1,346,447	54,854,251
General Cable Corp.	1,010,132	19,243,015
LSI Industries Inc.	490,199	4,774,538
Plug Power Inc.[a,b]	3,712,500	4,455,000
Powell Industries Inc.	177,903	6,938,217
Power Solutions International Inc.[a,b]	102,496	768,720
Preformed Line Products Co.	52,047	3,024,972

401

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
Sunrun Inc.[a,b]	1,317,035	$6,993,456
Thermon Group Holdings Inc.[a,b]	660,928	12,617,115
TPI Composites Inc.[a,b]	129,574	2,078,367
Vicor Corp.[a]	343,536	5,187,394

		275,515,104
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.82%
Agilysys Inc.[a]	319,671	3,311,792
Anixter International Inc.[a,b]	595,266	48,246,309
AVX Corp.	954,353	14,916,537
Badger Meter Inc.	578,570	21,378,162
Belden Inc.	860,729	64,356,707
Benchmark Electronics Inc.[a]	1,020,732	31,132,326
Coherent Inc.[a,b]	493,718	67,829,447
Control4 Corp.[a,b]	411,994	4,202,339
CTS Corp.	642,569	14,393,546
Daktronics Inc.	765,600	8,191,920
Electro Scientific Industries Inc.[a]	579,000	3,427,680
ePlus Inc.[a]	130,571	15,041,779
Fabrinet[a]	717,628	28,920,408
FARO Technologies Inc.[a,b]	340,180	12,246,480
II-VI Inc.[a]	1,223,920	36,289,228
Insight Enterprises Inc.[a]	745,417	30,144,664
InvenSense Inc.[a,b]	1,693,560	21,660,632
Itron Inc.[a]	678,114	42,619,465
Kimball Electronics Inc.[a]	573,749	10,442,232
Knowles Corp.[a,b]	1,817,383	30,368,470
Littelfuse Inc.	451,628	68,543,582
Maxwell Technologies Inc.[a,b]	661,663	3,387,715
Mesa Laboratories Inc.[b]	62,312	7,648,798
Methode Electronics Inc.	751,572	31,077,502
MTS Systems Corp.	345,293	19,578,113
Novanta Inc.[a]	649,956	13,649,076
OSI Systems Inc.[a,b]	360,212	27,419,337
Park Electrochemical Corp.	396,510	7,394,912
PC Connection Inc.	233,928	6,571,038
Plexus Corp.[a]	686,174	37,080,843

Security	Shares	Value
RadiSys Corp.[a,b]	745,956	$3,304,585
Rogers Corp.[a]	371,547	28,538,525
Sanmina Corp.[a,b]	1,503,822	55,115,076
ScanSource Inc.[a,b]	517,546	20,882,981
SYNNEX Corp.	601,456	72,788,205
Systemax Inc.	239,822	2,103,239
Tech Data Corp.[a,b]	714,987	60,545,099
TTM Technologies Inc.[a]	1,494,490	20,369,899
Universal Display Corp.[a,b]	843,037	47,462,983
Vishay Intertechnology Inc.	2,806,789	45,469,982
Vishay Precision Group Inc.[a,b]	247,297	4,673,913

		1,092,725,526
ENERGY EQUIPMENT & SERVICES — 1.28%
Archrock Inc.	1,435,681	18,950,989
Atwood Oceanics Inc.[b]	1,253,076	16,452,888
Bristow Group Inc.	695,950	14,253,056
CARBO Ceramics Inc.[a]	403,296	4,218,476
Dawson Geophysical Co.[a,b]	424,892	3,416,132
Era Group Inc.[a,b]	404,147	6,858,375
Exterran Corp.[a]	654,343	15,638,798
Fairmount Santrol Holdings Inc.[a,b]	1,869,620	22,042,820
Forum Energy Technologies Inc.[a,b]	1,236,058	27,193,276
Geospace Technologies Corp.[a,b]	269,352	5,484,007
Helix Energy Solutions Group Inc.[a,b]	2,320,785	20,469,324
Hornbeck Offshore Services Inc.[a,b]	645,995	4,664,084
Independence Contract Drilling Inc.[a,b]	631,816	4,233,167
Mammoth Energy Services Inc.[a,b]	160,515	2,439,828
Matrix Service Co.[a]	547,966	12,438,828
McDermott International Inc.[a,b]	4,936,524	36,480,912
Natural Gas Services Group Inc.[a]	254,064	8,168,158
Newpark Resources Inc.[a,b]	1,707,517	12,806,377
Oil States International Inc.[a,b]	1,052,958	41,065,362
Parker Drilling Co.[a,b]	2,509,724	6,525,282
PHI Inc. NVS[a,b]	242,174	4,363,975
Pioneer Energy Services Corp.[a,b]	1,537,144	10,529,436
RigNet Inc.[a,b]	265,220	6,139,843

402

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
SEACOR Holdings Inc.[a,b]	326,988	$23,307,705
Seadrill Ltd.[a,b]	7,739,426	26,391,443
Smart Sand Inc.[a,b]	242,766	4,017,777
Tesco Corp.[b]	947,507	7,816,933
TETRA Technologies Inc.[a,b]	1,860,240	9,338,405
Tidewater Inc.[b]	993,789	3,388,820
U.S. Silica Holdings Inc.	1,526,702	86,533,469
Unit Corp.[a,b]	1,045,419	28,090,409
Willbros Group Inc.[a]	875,827	2,837,679

		496,556,033
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.31%
Acadia Realty Trust[b]	1,644,394	53,738,796
Agree Realty Corp.[b]	517,967	23,852,380
Alexander’s Inc.[b]	43,806	18,699,467
American Assets Trust Inc.[b]	804,666	34,665,011
Armada Hoffler Properties Inc.[b]	706,850	10,298,805
Ashford Hospitality Prime Inc.[b]	479,208	6,541,189
Ashford Hospitality Trust Inc.[b]	1,608,295	12,480,369
Bluerock Residential Growth REIT Inc.[b]	388,656	5,332,360
CareTrust REIT Inc.[b]	1,316,611	20,170,481
CatchMark Timber Trust Inc. Class A	796,805	8,972,024
CBL & Associates Properties Inc.[b]	3,472,560	39,934,440
Cedar Realty Trust Inc.[b]	1,615,524	10,549,372
Chatham Lodging Trust[b]	762,343	15,666,149
Chesapeake Lodging Trust[b]	1,222,906	31,624,349
City Office REIT Inc.[b]	443,387	5,839,407
Colony Starwood Homes[b]	1,337,642	38,537,466
Community Healthcare Trust Inc.[b]	259,413	5,974,281
CorEnergy Infrastructure Trust Inc.[b]	250,269	8,729,383
CoreSite Realty Corp.[b]	689,721	54,743,156
Cousins Properties Inc.[b]	6,971,027	59,323,440
DiamondRock Hospitality Co.	4,160,207	47,967,187
DuPont Fabros Technology Inc.[b]	1,534,946	67,430,178

Security	Shares	Value
Easterly Government Properties Inc.[b]	676,403	$13,541,588
EastGroup Properties Inc.	522,128	38,553,932
Education Realty Trust Inc.	1,512,236	63,967,583
Farmland Partners Inc.[b]	236,785	2,642,521
FelCor Lodging Trust Inc.[b]	2,805,142	22,469,187
First Industrial Realty Trust Inc.[b]	2,389,885	67,036,274
First Potomac Realty Trust	1,217,086	13,351,433
Four Corners Property Trust Inc.[b]	763,242	15,661,726
Franklin Street Properties Corp.	2,149,031	27,851,442
GEO Group Inc. (The)[b]	1,527,795	54,893,674
Getty Realty Corp.[b]	539,070	13,740,894
Gladstone Commercial Corp.[b]	456,298	9,171,590
Global Medical REIT Inc.	308,938	2,755,727
Global Net Lease Inc.[b]	3,548,710	27,786,399
Government Properties Income Trust[b]	1,002,009	19,103,302
Gramercy Property Trust[b]	8,691,822	79,790,926
Healthcare Realty Trust Inc.[b]	2,348,930	71,219,558
Hersha Hospitality Trust[b]	851,848	18,314,732
Hudson Pacific Properties Inc.	2,216,649	77,095,052
Independence Realty Trust Inc.[b]	1,184,073	10,561,931
InfraREIT Inc.[a,b]	849,996	15,223,428
Investors Real Estate Trust[b]	2,558,229	18,240,173
iStar Inc.[a,b]	1,411,392	17,458,919
Kite Realty Group Trust[b]	1,701,043	39,940,490
LaSalle Hotel Properties[b]	2,197,726	66,964,711
Lexington Realty Trust	4,730,569	51,090,145
LTC Properties Inc.[b]	775,414	36,428,950
Mack-Cali Realty Corp.[b]	1,836,775	53,303,210
MedEquities Realty Trust Inc.[b]	424,308	4,709,819
Medical Properties Trust Inc.[b]	6,059,172	74,527,816
Monmouth Real Estate Investment Corp.	1,373,970	20,939,303
Monogram Residential Trust Inc.[b]	3,465,657	37,498,409

403

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
National Health Investors Inc.[b]	766,610	$56,859,464
National Storage Affiliates Trust[b]	718,149	15,849,548
New Senior Investment Group Inc.[b]	1,598,482	15,649,139
New York REIT Inc.[b]	3,399,703	34,404,994
NexPoint Residential Trust Inc.	363,470	8,119,920
NorthStar Realty Europe Corp.	1,133,796	14,251,816
One Liberty Properties Inc.[b]	275,592	6,922,871
Parkway Inc.[a,b]	872,710	19,417,798
Pebblebrook Hotel Trust[b]	1,471,328	43,772,008
Pennsylvania REIT[b]	1,414,168	26,812,625
Physicians Realty Trust[b]	2,780,381	52,716,024
Potlatch Corp.[b]	835,860	34,813,569
Preferred Apartment Communities Inc.[b]	464,741	6,929,288
PS Business Parks Inc.	405,599	47,260,395
QTS Realty Trust Inc. Class Ab	963,356	47,830,625
RAIT Financial Trust	1,443,761	4,851,037
Ramco-Gershenson Properties Trust[b]	1,620,660	26,870,543
Retail Opportunity Investments Corp.[b]	2,169,885	45,849,670
Rexford Industrial Realty Inc.[b]	1,349,668	31,298,801
RLJ Lodging Trust[b]	2,508,721	61,438,577
Ryman Hospitality Properties Inc.[b]	893,580	56,304,476
Sabra Health Care REIT Inc.[b]	1,328,960	32,453,203
Saul Centers Inc.[b]	197,358	13,146,016
Select Income REIT[b]	1,304,796	32,880,859
Seritage Growth Properties Class Ab	491,393	20,987,395
Silver Bay Realty Trust Corp.	715,357	12,261,219
STAG Industrial Inc.[b]	1,568,956	37,450,980
Summit Hotel Properties Inc.	1,780,791	28,546,080
Sunstone Hotel Investors Inc.[b]	4,472,519	68,205,915
Terreno Realty Corp.[b]	929,639	26,485,415
Tier REIT Inc.[b]	1,001,639	17,418,502
UMH Properties Inc.[b]	501,689	7,550,419
Universal Health Realty Income Trust[b]	173,317	11,367,862

Security	Shares	Value
Urban Edge Properties[b]	1,846,673	$50,801,974
Urstadt Biddle Properties Inc. Class Ab	381,242	9,191,745
Washington Prime Group Inc.	3,881,215	40,403,448
Washington REIT[b]	1,510,863	49,390,111
Whitestone REIT[b]	544,310	7,827,178
Xenia Hotels & Resorts Inc.[b]	2,128,108	41,327,857

		2,832,823,900
FOOD & STAPLES RETAILING — 0.60%
Andersons Inc. (The)	558,304	24,956,189
Chefs’ Warehouse Inc. (The)[a,b]	401,132	6,337,886
Ingles Markets Inc. Class A	293,286	14,107,057
Natural Grocers by Vitamin Cottage Inc.[a,b]	188,600	2,242,454
Performance Food Group Co.[a,b]	785,016	18,840,384
PriceSmart Inc.	413,690	34,543,115
Smart & Final Stores Inc.[a,b]	480,813	6,779,463
SpartanNash Co.	768,351	30,380,598
SUPERVALU Inc.[a,b]	5,562,940	25,978,930
United Natural Foods Inc.[a,b]	1,015,481	48,458,753
Village Super Market Inc. Class A	151,192	4,671,833
Weis Markets Inc.	197,107	13,174,632

		230,471,294
FOOD PRODUCTS — 1.41%
AdvancePierre Foods Holdings Inc.[b]	452,912	13,487,719
Alico Inc.	68,327	1,855,078
Amplify Snack Brands Inc.[a,b]	603,647	5,318,130
B&G Foods Inc.	1,353,956	59,303,273
Cal-Maine Foods Inc.[b]	640,007	28,272,309
Calavo Growers Inc.	318,392	19,549,269
Darling Ingredients Inc.[a]	3,375,808	43,581,681
Dean Foods Co.[b]	1,879,451	40,934,443
Farmer Bros. Co.[a,b]	166,976	6,128,019

404

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
Fresh Del Monte Produce Inc.	670,675	$40,663,025
Freshpet Inc.[a,b]	463,570	4,705,236
Inventure Foods Inc.[a,b]	387,209	3,814,009
J&J Snack Foods Corp.	308,789	41,201,716
John B Sanfilippo & Son Inc.	175,813	12,375,477
Lancaster Colony Corp.	386,358	54,627,158
Landec Corp.[a]	547,138	7,550,504
Lifeway Foods Inc.[a,b]	97,636	1,123,790
Limoneira Co.	244,965	5,269,197
Omega Protein Corp.[a,b]	450,110	11,275,256
Sanderson Farms Inc.	415,090	39,118,082
Seaboard Corp.[a]	5,520	21,814,985
Seneca Foods Corp. Class Aa	138,255	5,537,113
Snyder’s-Lance Inc.	1,649,333	63,235,427
Tootsie Roll Industries Inc.[b]	351,882	13,987,309

		544,728,205
GAS UTILITIES — 1.19%
Chesapeake Utilities Corp.	320,990	21,490,280
Delta Natural Gas Co. Inc.	143,402	4,205,981
New Jersey Resources Corp.	1,774,912	63,009,376
Northwest Natural Gas Co.	558,587	33,403,503
ONE Gas Inc.	1,072,923	68,624,155
South Jersey Industries Inc.	1,652,122	55,659,990
Southwest Gas Corp.	976,439	74,814,756
Spire Inc.	925,675	59,752,321
WGL Holdings Inc.	1,040,217	79,347,753

		460,308,115
HEALTH CARE EQUIPMENT & SUPPLIES — 3.06%
Abaxis Inc.	450,366	23,765,814
Accuray Inc.[a,b]	1,627,043	7,484,398
Analogic Corp.	256,900	21,309,855
AngioDynamics Inc.[a,b]	551,364	9,301,511
Anika Therapeutics Inc.[a,b]	291,332	14,263,615
AtriCure Inc.[a,b]	648,865	12,698,288
Atrion Corp.	28,099	14,251,813
Avinger Inc.[a,b]	373,421	1,381,658
AxoGen Inc.[a,b]	536,759	4,830,831
Cantel Medical Corp.	731,638	57,616,492
Cardiovascular Systems Inc.[a,b]	653,170	15,813,246
Cerus Corp.[a,b]	2,075,001	9,026,254

Security	Shares	Value
ConforMIS Inc.[a,b]	735,011	$5,953,589
CONMED Corp.	569,708	25,164,002
Corindus Vascular Robotics Inc.[a,b]	1,120,149	782,312
CryoLife Inc.	650,980	12,466,267
Cutera Inc.[a]	245,987	4,267,874
Cynosure Inc. Class Aa,b	489,006	22,298,674
Endologix Inc.[a,b]	1,659,481	9,492,231
Entellus Medical Inc.[a,b]	157,347	2,984,873
Exactech Inc.[a]	214,437	5,854,130
GenMark Diagnostics Inc.[a,b]	820,720	10,045,613
Glaukos Corp.[a,b]	345,415	11,847,734
Globus Medical Inc. Class Aa,b	1,446,533	35,888,484
Haemonetics Corp.[a,b]	1,055,962	42,449,672
Halyard Health Inc.[a]	965,409	35,700,825
ICU Medical Inc.[a,b]	303,142	44,667,974
Inogen Inc.[a,b]	334,409	22,462,253
Insulet Corp.[a,b]	1,188,378	44,778,083
Integer Holdings Corp.[a,b]	639,461	18,832,126
Integra LifeSciences Holdings Corp.[a,b]	619,169	53,118,509
Invacare Corp.	660,163	8,615,127
InVivo Therapeutics Holdings Corp.[a,b]	666,906	2,801,005
iRadimed Corp.[a,b]	81,974	909,911
iRhythm Technologies Inc.[a,b]	146,959	4,408,770
IRIDEX Corp.[a,b]	153,470	2,157,788
K2M Group Holdings Inc.[a,b]	532,947	10,680,258
LeMaitre Vascular Inc.	280,389	7,105,057
Masimo Corp.[a]	834,248	56,228,315
Meridian Bioscience Inc.[b]	860,082	15,223,451
Merit Medical Systems Inc.[a,b]	886,268	23,486,102
Natus Medical Inc.[a,b]	670,313	23,326,892
Neogen Corp.[a,b]	733,977	48,442,482
Nevro Corp.[a,b]	488,924	35,525,218
Novocure Ltd.[a,b]	1,045,707	8,208,800
NuVasive Inc.[a,b]	1,012,848	68,225,441
NxStage Medical Inc.[a,b]	1,306,916	34,254,268
OraSure Technologies Inc.[a,b]	1,117,277	9,809,692
Orthofix International NVa,b	361,421	13,076,212
Oxford Immunotec Global PLC[a,b]	460,603	6,886,015

405

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
Penumbra Inc.[a,b]	523,415	$33,393,877
Quidel Corp.[a,b]	552,361	11,831,573
Rockwell Medical Inc.[a,b]	976,981	6,399,226
RTI Surgical Inc.[a]	1,172,791	3,811,571
Second Sight Medical Products Inc.[a,b]	306,050	602,919
Senseonics Holdings Inc.[a,b]	564,309	1,506,705
Spectranetics Corp. (The)[a,b]	875,249	21,443,600
STAAR Surgical Co.[a,b]	821,439	8,912,613
SurModics Inc.[a,b]	265,241	6,737,121
Tactile Systems Technology Inc.[a,b]	85,044	1,395,572
Tandem Diabetes Care Inc.[a,b]	395,399	850,108
TransEnterix Inc.[a,b]	1,414,355	1,838,662
Utah Medical Products Inc.	70,621	5,137,678
Vascular Solutions Inc.[a]	345,005	19,354,780
ViewRay Inc.[a,b]	138,944	434,895
Wright Medical Group NVa,b	2,087,659	47,974,404
Zeltiq Aesthetics Inc.[a,b]	729,796	31,760,722

		1,183,555,830
HEALTH CARE PROVIDERS & SERVICES — 2.02%
AAC Holdings Inc.[a,b]	206,719	1,496,646
Aceto Corp.	601,363	13,211,945
Addus HomeCare Corp.[a,b]	146,934	5,150,037
Adeptus Health Inc. Class Aa,b	297,338	2,271,662
Air Methods Corp.[a,b]	696,806	22,193,271
Almost Family Inc.[a]	168,548	7,432,967
Amedisys Inc.[a,b]	561,874	23,952,689
American Renal Associates Holdings Inc.[a,b]	182,310	3,879,557
AMN Healthcare Services Inc.[a,b]	970,196	37,304,036
BioScrip Inc.[a,b]	1,847,647	1,921,553
BioTelemetry Inc.[a,b]	556,764	12,443,675
Capital Senior Living Corp.[a,b]	587,463	9,428,781
Chemed Corp.	332,897	53,400,008
Civitas Solutions Inc.[a,b]	322,162	6,411,024
Community Health Systems Inc.[a,b]	2,263,085	12,650,645
CorVel Corp.[a]	205,817	7,532,902

Security	Shares	Value
Cross Country Healthcare Inc.[a,b]	654,990	$10,224,394
Diplomat Pharmacy Inc.[a]	945,184	11,909,318
Ensign Group Inc. (The)	971,321	21,573,039
Genesis Healthcare Inc.[a,b]	760,961	3,234,084
HealthEquity Inc.[a,b]	869,069	35,214,676
HealthSouth Corp.	1,819,856	75,050,862
Healthways Inc.[a,b]	642,673	14,620,811
Kindred Healthcare Inc.	1,681,558	13,200,230
Landauer Inc.	197,044	9,477,816
LHC Group Inc.[a]	298,763	13,653,469
Magellan Health Inc.[a]	475,289	35,765,497
Molina Healthcare Inc.[a,b]	890,097	48,296,663
National Healthcare Corp.	233,587	17,703,559
National Research Corp. Class A	176,242	3,348,598
Nobilis Health Corp.[a,b]	1,159,580	2,435,118
Owens & Minor Inc.	1,300,852	45,907,067
PharMerica Corp.[a,b]	598,991	15,064,624
Providence Service Corp. (The)[a]	268,651	10,222,171
Quorum Health Corp.[a,b]	618,680	4,497,804
RadNet Inc.[a,b]	785,563	5,066,881
Select Medical Holdings Corp.[a]	2,195,824	29,094,668
Surgery Partners Inc.[a,b]	389,164	6,168,249
Surgical Care Affiliates Inc.[a,b]	549,252	25,413,890
Team Health Holdings Inc.[a,b]	1,396,192	60,664,542
Teladoc Inc.[a,b]	425,213	7,016,015
Triple-S Management Corp. Class Ba	503,576	10,424,023
U.S. Physical Therapy Inc.	241,680	16,965,936
Universal American Corp.[a]	853,980	8,497,101

		781,392,503
HEALTH CARE TECHNOLOGY — 0.45%
Castlight Health Inc.[a]	845,187	4,183,676
Computer Programs & Systems Inc.[b]	231,637	5,466,633
Cotiviti Holdings Inc.[a,b]	271,093	9,325,599
Evolent Health Inc.[a,b]	335,625	4,967,250
HealthStream Inc.[a,b]	527,368	13,210,568
HMS Holdings Corp.[a,b]	1,722,146	31,274,171
Medidata Solutions Inc.[a,b]	1,118,255	55,543,726

406

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
NantHealth Inc.[a,b]	134,136	$1,333,312
Omnicell Inc.[a,b]	731,007	24,781,137
Quality Systems Inc.	1,056,004	13,886,453
Tabula Rasa HealthCare Inc.[a,b]	102,550	1,536,199
Vocera Communications Inc.[a]	505,703	9,350,449

		174,859,173
HOTELS, RESTAURANTS & LEISURE — 3.06%
Belmond Ltd.[a,b]	1,726,275	23,045,771
Biglari Holdings Inc.[a]	21,636	10,238,155
BJ’s Restaurants Inc.[a,b]	481,824	18,935,683
Bloomin’ Brands Inc.	2,146,113	38,694,417
Bob Evans Farms Inc./DE	408,857	21,755,281
Bojangles’ Inc.[a,b]	206,553	3,852,213
Boyd Gaming Corp.[a,b]	1,716,714	34,626,121
Buffalo Wild Wings Inc.[a,b]	376,741	58,168,810
Caesars Acquisition Co. Class Aa,b	978,806	13,213,881
Caesars Entertainment Corp.[a,b]	1,170,018	9,945,153
Carrols Restaurant Group Inc.[a,b]	707,482	10,789,101
Century Casinos Inc.[a]	450,415	3,706,915
Cheesecake Factory Inc. (The)	930,981	55,747,142
Churchill Downs Inc.	274,859	41,352,537
Chuy’s Holdings Inc.[a,b]	337,229	10,943,081
ClubCorp Holdings Inc.	1,329,212	19,074,192
Cracker Barrel Old Country Store Inc.[b]	393,434	65,695,609
Dave & Buster’s Entertainment Inc.[a,b]	780,739	43,955,606
Del Frisco’s Restaurant Group Inc.[a]	484,438	8,235,446
Del Taco Restaurants Inc.[a,b]	478,634	6,758,312
Denny’s Corp.[a,b]	1,558,935	20,001,136
DineEquity Inc.	360,105	27,728,085
El Pollo Loco Holdings Inc.[a,b]	418,082	5,142,409
Eldorado Resorts Inc.[a,b]	596,612	10,112,573
Empire Resorts Inc.[a,b]	70,431	1,602,305
Fiesta Restaurant Group Inc.[a]	549,763	16,410,426

Security	Shares	Value
Fogo De Chao Inc.[a,b]	108,542	$1,557,578
Golden Entertainment Inc.	218,811	2,649,801
Habit Restaurants Inc. (The)[a,b]	280,325	4,835,606
ILG Inc.	2,308,856	41,951,914
International Speedway Corp. Class A	515,874	18,984,163
Intrawest Resorts Holdings Inc.[a,b]	333,449	5,952,065
Isle of Capri Casinos Inc.[a]	518,073	12,791,222
J Alexander’s Holdings Inc.[a]	275,600	2,962,700
Jack in the Box Inc.	672,357	75,061,936
Jamba Inc.[a,b]	264,890	2,728,367
Kona Grill Inc.[a,b]	159,861	2,006,256
La Quinta Holdings Inc.[a]	1,722,780	24,480,704
Lindblad Expeditions Holdings Inc.[a,b]	312,209	2,950,375
Luby’s Inc.[a,b]	395,591	1,693,129
Marcus Corp. (The)	373,800	11,774,700
Marriott Vacations Worldwide Corp.[b]	460,713	39,091,498
Monarch Casino & Resort Inc.[a]	219,127	5,649,094
Nathan’s Famous Inc.[a]	63,869	4,145,098
Noodles & Co.[a,b]	227,871	934,271
Papa John’s International Inc.	557,262	47,690,482
Penn National Gaming Inc.[a,b]	1,559,333	21,503,202
Pinnacle Entertainment Inc.[a,b]	1,125,345	16,317,503
Planet Fitness Inc. Class A	538,390	10,821,639
Popeyes Louisiana Kitchen Inc.[a,b]	422,220	25,535,866
Potbelly Corp.[a,b]	489,576	6,315,530
Red Lion Hotels Corp.[a,b]	287,933	2,404,241
Red Robin Gourmet Burgers Inc.[a,b]	265,154	14,954,686
Red Rock Resorts Inc. Class A	629,998	14,609,654
Ruby Tuesday Inc.[a]	1,231,735	3,978,504
Ruth’s Hospitality Group Inc.	655,400	11,993,820
Scientific Games Corp. Class Aa,b	1,032,983	14,461,762

407

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
SeaWorld Entertainment Inc.[b]	1,373,855	$26,007,075
Shake Shack Inc. Class Aa,b	322,802	11,553,084
Sonic Corp.	914,342	24,239,206
Speedway Motorsports Inc.	245,946	5,329,650
Texas Roadhouse Inc.	1,357,278	65,475,091
Wingstop Inc.	325,453	9,630,154
Zoe’s Kitchen Inc.[a,b]	390,928	9,378,363

		1,184,130,349
HOUSEHOLD DURABLES — 1.24%
Bassett Furniture Industries Inc.	211,586	6,432,214
Beazer Homes USA Inc.[a,b]	637,634	8,480,532
Cavco Industries Inc.[a,b]	173,697	17,343,645
Century Communities Inc.[a,b]	315,173	6,618,633
CSS Industries Inc.	174,063	4,711,885
Ethan Allen Interiors Inc.[b]	493,374	18,180,832
Flexsteel Industries Inc.	133,468	8,230,972
GoPro Inc. Class Aa,b	2,088,086	18,187,229
Green Brick Partners Inc.[a,b]	484,729	4,871,526
Helen of Troy Ltd.[a,b]	576,564	48,690,830
Hooker Furniture Corp.	220,223	8,357,463
Hovnanian Enterprises Inc. Class Aa,b	2,531,035	6,909,726
Installed Building Products Inc.[a,b]	412,295	17,027,784
iRobot Corp.[a,b]	542,724	31,722,218
KB Home	1,729,537	27,343,980
La-Z-Boy Inc.	993,245	30,840,257
LGI Homes Inc.[a,b]	317,586	9,124,246
Libbey Inc.	454,744	8,849,318
Lifetime Brands Inc.	232,106	4,119,882
M/I Homes Inc.[a,b]	498,789	12,559,507
MDC Holdings Inc.	869,582	22,313,474
Meritage Homes Corp.[a,b]	798,402	27,784,390
NACCO Industries Inc. Class A	80,013	7,245,177
New Home Co. Inc. (The)[a,b]	269,292	3,153,409
Taylor Morrison Home Corp. Class Aa,b	647,399	12,468,905
TopBuild Corp.[a]	796,715	28,363,054
TRI Pointe Group Inc.[a,b]	3,097,109	35,554,811
UCP Inc. Class Aa	165,637	1,995,926

Security	Shares	Value
Universal Electronics Inc.[a]	282,497	$18,235,181
WCI Communities Inc.[a,b]	455,828	10,689,167
William Lyon Homes Class Aa,b	506,455	9,637,839
ZAGG Inc.[a,b]	569,171	4,041,114

		480,085,126
HOUSEHOLD PRODUCTS — 0.28%
Central Garden & Pet Co.[a,b]	212,649	7,036,555
Central Garden & Pet Co. Class Aa	673,554	20,812,819
HRG Group Inc.[a]	2,457,605	38,240,334
Oil-Dri Corp. of America	104,074	3,976,668
Orchids Paper Products Co.	184,635	4,833,744
WD-40 Co.	283,378	33,126,888

		108,027,008
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.48%
Atlantic Power Corp.	2,506,771	6,266,928
Atlantica Yield PLC	1,223,350	23,671,822
Dynegy Inc.[a,b]	2,446,974	20,701,400
NRG Yield Inc. Class A	750,823	11,532,641
NRG Yield Inc. Class C	1,315,396	20,783,257
Ormat Technologies Inc.	810,009	43,432,683
Pattern Energy Group Inc.	1,364,023	25,902,797
TerraForm Global Inc. Class A	1,903,743	7,519,785
TerraForm Power Inc.	1,800,811	23,068,389
Vivint Solar Inc.[a,b]	464,368	1,184,138

		184,063,840
INDUSTRIAL CONGLOMERATES — 0.05%
Raven Industries Inc.	729,785	18,390,582

		18,390,582
INSURANCE — 2.31%
Ambac Financial Group Inc.[a]	642,232	14,450,220
American Equity Investment Life Holding Co.	1,359,521	30,643,603
AMERISAFE Inc.	389,779	24,302,721
Argo Group International Holdings Ltd.	593,008	39,079,227
Atlas Financial Holdings Inc.[a,b]	239,484	4,322,686
Baldwin & Lyons Inc. Class B	197,207	4,969,616

408

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
Blue Capital Reinsurance Holdings Ltd.	123,186	$2,272,782
Citizens Inc./TXa,b	1,012,561	9,943,349
CNO Financial Group Inc.	2,945,830	56,412,644
Crawford & Co. Class B	251,934	3,164,291
Donegal Group Inc. Class A	172,063	3,007,661
eHealth Inc.[a,b]	377,339	4,018,660
EMC Insurance Group Inc.	174,737	5,243,857
Employers Holdings Inc.	636,488	25,204,925
Enstar Group Ltd.[a]	234,160	46,293,432
FBL Financial Group Inc. Class A	202,278	15,808,026
Federated National Holding Co.	290,018	5,420,436
Fidelity & Guaranty Life[b]	245,141	5,809,842
Genworth Financial Inc. Class Aa	8,347,135	31,802,584
Global Indemnity Ltd.[a]	174,626	6,672,459
Greenlight Capital Re Ltd. Class Aa,b	604,444	13,781,323
Hallmark Financial Services Inc.[a]	288,182	3,351,557
HCI Group Inc.	169,105	6,676,265
Heritage Insurance Holdings Inc.	546,959	8,570,848
Horace Mann Educators Corp.	833,984	35,694,515
Independence Holding Co.	145,304	2,840,693
Infinity Property & Casualty Corp.	222,713	19,576,473
Investors Title Co.	29,994	4,744,451
James River Group Holdings Ltd.	293,555	12,197,210
Kemper Corp.	816,108	36,153,584
Kinsale Capital Group Inc.	137,495	4,676,205
Maiden Holdings Ltd.	1,370,509	23,915,382
MBIA Inc.[a,b]	2,706,574	28,960,342
National General Holdings Corp.	1,014,180	25,344,358
National Western Life Group Inc.[b]	46,385	14,416,458
Navigators Group Inc. (The)	230,854	27,183,059
OneBeacon Insurance Group Ltd. Class A	436,875	7,011,844
Patriot National Inc.[a,b]	237,507	1,104,408
Primerica Inc.[b]	912,144	63,074,758
RLI Corp.	782,380	49,391,649

Security	Shares	Value
Safety Insurance Group Inc.	230,993	$17,024,184
Selective Insurance Group Inc.	883,177	38,020,770
State Auto Financial Corp.	331,334	8,883,065
State National Companies Inc.	643,922	8,924,759
Stewart Information Services Corp.	449,232	20,700,611
Third Point Reinsurance Ltd.[a,b]	1,359,057	15,697,108
Trupanion Inc.[a,b]	322,005	4,997,518
United Fire Group Inc.	426,240	20,958,221
United Insurance Holdings Corp.	343,272	5,197,138
Universal Insurance Holdings Inc.	672,769	19,106,640
WMIH Corp.[a,b]	4,434,135	6,872,909

		893,891,326
INTERNET & DIRECT MARKETING RETAIL — 0.51%
1-800-Flowers.com Inc. Class Aa,b	539,201	5,769,451
Blue Nile Inc.	225,576	9,165,153
Duluth Holdings Inc.[a,b]	197,263	5,010,480
Etsy Inc.[a,b]	2,161,837	25,466,440
FTD Companies Inc.[a,b]	360,595	8,596,585
Gaia Inc.[a,b]	150,749	1,303,979
HSN Inc.	646,264	22,166,855
Lands’ End Inc.[a,b]	306,339	4,641,036
Liberty TripAdvisor Holdings Inc. Class Aa,b	1,500,499	22,582,510
NutriSystem Inc.	583,157	20,206,390
Overstock.com Inc.[a,b]	274,986	4,812,255
PetMed Express Inc.	390,893	9,017,901
Shutterfly Inc.[a,b]	711,739	35,715,063
Wayfair Inc. Class Aa,b	650,159	22,788,073

		197,242,171
INTERNET SOFTWARE & SERVICES — 2.22%
2U Inc.[a,b]	751,836	22,667,855
Actua Corp.[a,b]	743,730	10,412,220
Alarm.com Holdings Inc.[a,b]	211,891	5,896,927

409

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
Amber Road Inc.[a,b]	369,574	$3,355,732
Angie’s List Inc.[a,b]	816,472	6,719,565
Appfolio Inc.[a,b]	154,678	3,689,070
Apptio Inc. Class Aa,b	143,093	2,651,513
Autobytel Inc.[a,b]	136,573	1,836,907
Bankrate Inc.[a]	981,654	10,847,277
Bazaarvoice Inc.[a,b]	1,684,070	8,167,739
Benefitfocus Inc.[a,b]	265,146	7,874,836
Blucora Inc.[a,b]	810,074	11,948,591
Box Inc. Class Aa	1,002,236	13,890,991
Brightcove Inc.[a,b]	612,835	4,933,322
Carbonite Inc.[a,b]	365,904	6,000,826
Care.com Inc.[a,b]	286,340	2,453,934
ChannelAdvisor Corp.[a]	476,969	6,844,505
Cimpress NVa,b	516,232	47,292,014
comScore Inc.[a,b]	981,648	31,000,444
Cornerstone OnDemand Inc.[a,b]	1,035,753	43,822,709
Coupa Software Inc.[a,b]	176,617	4,417,191
DHI Group Inc.[a]	1,044,544	6,528,400
EarthLink Holdings Corp.	2,151,409	12,133,947
Endurance International Group Holdings Inc.[a,b]	1,249,361	11,619,057
Envestnet Inc.[a,b]	855,256	30,147,774
Five9 Inc.[a,b]	683,968	9,705,506
Global Sources Ltd.[a,b]	167,329	1,480,862
Gogo Inc.[a,b]	1,157,181	10,669,209
GrubHub Inc.[a,b]	1,645,891	61,918,419
GTT Communications Inc.[a,b]	542,168	15,587,330
Hortonworks Inc.[a,b]	825,564	6,860,437
Instructure Inc.[a,b]	217,679	4,255,624
IntraLinks Holdings Inc.[a]	847,121	11,453,076
j2 Global Inc.	958,934	78,440,801
Limelight Networks Inc.[a,b]	1,441,303	3,632,084
Liquidity Services Inc.[a]	516,790	5,038,703
LivePerson Inc.[a,b]	1,103,475	8,331,236
LogMeIn Inc.	510,315	49,270,913
Marchex Inc. Class Ba	688,252	1,823,868
MeetMe Inc.[a,b]	856,530	4,222,693
MINDBODY Inc. Class Aa,b	294,020	6,262,626

Security	Shares	Value
New Relic Inc.[a,b]	453,240	$12,804,030
NIC Inc.	1,276,614	30,511,075
Numerex Corp. Class Aa,b	281,027	2,079,600
Q2 Holdings Inc.[a,b]	523,468	15,102,052
QuinStreet Inc.[a]	743,251	2,794,624
Quotient Technology Inc.[a,b]	1,316,549	14,152,902
RealNetworks Inc.[a,b]	487,207	2,367,826
Reis Inc.	183,191	4,076,000
RetailMeNot Inc.[a,b]	787,618	7,324,847
Rightside Group Ltd.[a,b]	235,953	1,951,331
Shutterstock Inc.[a,b]	390,553	18,559,079
SPS Commerce Inc.[a,b]	340,579	23,803,066
Stamps.com Inc.[a,b]	328,478	37,660,003
TechTarget Inc.[a,b]	321,448	2,741,951
Trade Desk Inc. (The) Class Aa	111,090	3,073,860
TrueCar Inc.[a,b]	1,121,171	14,014,637
Web.com Group Inc.[a,b]	874,102	18,487,257
WebMD Health Corp.[a,b]	767,934	38,066,488
Xactly Corp.[a,b]	469,777	5,167,547
XO Group Inc.[a]	523,925	10,190,341

		861,035,249
IT SERVICES — 2.00%
Acxiom Corp.[a,b]	1,595,397	42,756,640
ALJ Regional Holdings Inc.[a,b]	377,462	1,657,058
Blackhawk Network Holdings Inc.[a,b]	1,142,512	43,044,140
CACI International Inc. Class Aa	500,506	62,212,896
Cardtronics PLC Class Aa,b	937,568	51,163,086
Cass Information Systems Inc.	227,692	16,751,300
Convergys Corp.	1,829,941	44,943,351
CSG Systems International Inc.	668,659	32,363,096
Datalink Corp.[a]	420,019	4,729,414
EPAM Systems Inc.[a,b]	991,804	63,782,915
EVERTEC Inc.	1,333,298	23,666,040
ExlService Holdings Inc.[a,b]	676,764	34,135,976
Forrester Research Inc.	206,879	8,885,453
Hackett Group Inc. (The)	466,311	8,235,052
Information Services Group Inc.[a]	660,625	2,404,675
Lionbridge Technologies Inc.[a]	1,196,383	6,939,021
ManTech International Corp./VA Class A	511,443	21,608,467

410

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
MAXIMUS Inc.	1,320,583	$73,675,326
MoneyGram International Inc.[a]	630,288	7,443,701
NCI Inc. Class A	122,606	1,710,354
NeuStar Inc. Class Aa,b	331,105	11,058,907
Perficient Inc.[a,b]	737,461	12,898,193
PFSweb Inc.[a,b]	312,454	2,655,859
Planet Payment Inc.[a]	890,488	3,633,191
Science Applications International Corp.	863,359	73,212,843
ServiceSource International Inc.[a,b]	1,254,608	7,126,173
Sykes Enterprises Inc.[a]	814,133	23,495,878
Syntel Inc.	690,964	13,674,178
TeleTech Holdings Inc.	355,448	10,841,164
Travelport Worldwide Ltd.	2,377,473	33,522,369
Unisys Corp.[a,b]	1,040,188	15,550,811
Virtusa Corp.[a,b]	582,254	14,626,220

		774,403,747
LEISURE PRODUCTS — 0.28%
Acushnet Holdings Corp.[a]	461,697	9,100,048
American Outdoor Brands Corp.[a]	1,127,919	23,776,533
Arctic Cat Inc.	272,361	4,090,862
Callaway Golf Co.	1,873,213	20,530,414
Escalade Inc.	216,489	2,857,655
JAKKS Pacific Inc.[a,b]	320,812	1,652,182
Johnson Outdoors Inc. Class A	97,443	3,867,513
Malibu Boats Inc. Class Aa	373,186	7,120,389
Marine Products Corp.	214,447	2,974,380
MCBC Holdings Inc.	156,521	2,282,076
Nautilus Inc.[a,b]	627,939	11,616,871
Sturm Ruger & Co. Inc.[b]	380,444	20,049,399

		109,918,322
LIFE SCIENCES TOOLS & SERVICES — 0.66%
Accelerate Diagnostics Inc.[a,b]	473,488	9,824,876
Albany Molecular Research Inc.[a,b]	531,022	9,961,973
Cambrex Corp.[a]	655,381	35,357,805
ChromaDex Corp.[a,b]	581,905	1,926,105
Enzo Biochem Inc.[a,b]	822,111	5,705,450
Fluidigm Corp.[a,b]	580,327	4,224,781

Security	Shares	Value
INC Research Holdings Inc.[a]	849,219	$44,668,919
Luminex Corp.[a]	815,965	16,506,972
Medpace Holdings Inc.[a,b]	168,924	6,093,089
NanoString Technologies Inc.[a,b]	306,370	6,832,051
NeoGenomics Inc.[a,b]	1,098,338	9,412,757
Pacific Biosciences of California Inc.[a,b]	1,647,583	6,260,815
PAREXEL International Corp.[a,b]	1,079,833	70,966,625
PRA Health Sciences Inc.[a,b]	495,478	27,310,747

		255,052,965
MACHINERY — 3.61%
Actuant Corp. Class Ab	1,198,167	31,092,434
Alamo Group Inc.	194,457	14,798,178
Albany International Corp. Class A	587,081	27,181,850
Altra Industrial Motion Corp.	518,882	19,146,746
American Railcar Industries Inc.[b]	159,018	7,201,925
Astec Industries Inc.	393,242	26,528,105
Barnes Group Inc.	1,030,963	48,888,265
Blue Bird Corp.[a,b]	114,024	1,761,671
Briggs & Stratton Corp.	878,664	19,559,061
Chart Industries Inc.[a,b]	630,905	22,725,198
CIRCOR International Inc.	339,869	22,050,701
CLARCOR Inc.	976,420	80,525,357
Columbus McKinnon Corp./NY	402,056	10,871,594
DMC Global Inc.	300,542	4,763,591
Douglas Dynamics Inc.	454,141	15,281,845
Energy Recovery Inc.[a,b]	703,286	7,279,010
EnPro Industries Inc.	445,701	30,022,419
ESCO Technologies Inc.	522,104	29,577,192
ExOne Co. (The)[a,b]	224,057	2,092,692
Federal Signal Corp.	1,235,879	19,292,071
Franklin Electric Co. Inc.	942,475	36,662,277
FreightCar America Inc.	248,288	3,706,940
Gencor Industries Inc.[a,b]	157,372	2,470,740
Global Brass & Copper Holdings Inc.	438,827	15,051,766
Gorman-Rupp Co. (The)	362,865	11,230,672
Graham Corp.	195,214	4,323,990

411

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
Greenbrier Companies Inc. (The)	561,490	$23,329,910
Hardinge Inc.	248,534	2,753,757
Harsco Corp.	1,663,045	22,617,412
Hillenbrand Inc.	1,209,668	46,390,768
Hurco Companies Inc.	130,436	4,317,432
Hyster-Yale Materials Handling Inc.	196,067	12,503,193
John Bean Technologies Corp.	594,531	51,099,939
Joy Global Inc.	2,016,415	56,459,620
Kadant Inc.	219,710	13,446,252
Kennametal Inc.	1,620,868	50,668,334
Lindsay Corp.[b]	218,248	16,283,483
Lydall Inc.[a]	341,316	21,110,395
Manitowoc Co. Inc. (The)[a]	2,593,103	15,506,756
Meritor Inc.[a,b]	1,699,676	21,109,976
Milacron Holdings Corp.[a,b]	296,787	5,529,142
Miller Industries Inc./TN	225,448	5,963,100
Mueller Industries Inc.	1,154,185	46,121,233
Mueller Water Products Inc. Class A	3,190,829	42,469,934
Navistar International Corp.[a,b]	1,007,531	31,606,247
NN Inc.	541,760	10,320,528
Omega Flex Inc.	59,201	3,301,048
Proto Labs Inc.[a,b]	500,140	25,682,189
RBC Bearings Inc.[a,b]	466,158	43,264,124
Rexnord Corp.[a,b]	1,719,946	33,693,742
SPX Corp.[a]	857,171	20,332,096
SPX FLOW Inc.[a]	717,766	23,011,578
Standex International Corp.	262,235	23,037,345
Sun Hydraulics Corp.	476,222	19,034,593
Supreme Industries Inc. Class A	270,006	4,239,094
Tennant Co.	353,978	25,203,234
Titan International Inc.	915,377	10,261,376
TriMas Corp.[a,b]	932,054	21,903,269
Wabash National Corp.[a,b]	1,337,153	21,153,760
Watts Water Technologies Inc. Class A	568,685	37,078,262
Woodward Inc.	1,085,709	74,968,206

		1,399,857,617

Security	Shares	Value
MARINE — 0.10%
Costamare Inc.	546,755	$3,061,828
Matson Inc.	890,000	31,497,100
Scorpio Bulkers Inc.[a,b]	1,149,174	5,803,329

		40,362,257
MEDIA — 1.57%
AMC Entertainment Holdings Inc. Class A	626,927	21,096,084
Central European Media Enterprises Ltd. Class Aa,b	1,599,037	4,077,544
Daily Journal Corp.[a,b]	22,976	5,555,597
Entercom Communications Corp. Class A	546,933	8,368,075
Entravision Communications Corp. Class A	1,380,165	9,661,155
Eros International PLC[a,b]	610,393	7,965,629
EW Scripps Co. (The) Class Aa	1,204,535	23,283,662
Gannett Co. Inc.	2,406,754	23,369,581
Global Eagle Entertainment Inc.[a,b]	957,720	6,186,871
Gray Television Inc.[a,b]	1,316,337	14,282,256
Hemisphere Media Group Inc.[a,b]	109,446	1,225,795
IMAX Corp.[a,b]	1,190,390	37,378,246
Liberty Media Corp.-Liberty Braves Class Aa,b	193,642	3,967,725
Liberty Media Corp.-Liberty Braves Class Ca,b	664,389	13,679,770
Liberty Media Corp.-Liberty Media Class Aa,b	471,408	14,778,641
Liberty Media Corp.-Liberty Media Class Ca,b	950,752	29,787,060
Loral Space & Communications Inc.[a,b]	275,907	11,325,982
MDC Partners Inc. Class A	1,082,162	7,088,161
Media General Inc.[a,b]	2,233,463	42,056,108
Meredith Corp.	751,264	44,437,266
MSG Networks Inc. Class Aa	1,232,094	26,490,021
National CineMedia Inc.	1,297,410	19,110,849
New Media Investment Group Inc.	932,289	14,907,301

412

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
New York Times Co. (The) Class A	2,560,236	$34,051,139
Nexstar Broadcasting Group Inc. Class Ab	614,017	38,867,276
Radio One Inc. Class Da	503,849	1,461,162
Reading International Inc. Class Aa	349,450	5,800,870
Saga Communications Inc. Class A	76,539	3,849,912
Salem Media Group Inc. Class A	225,463	1,409,144
Scholastic Corp.	567,360	26,943,926
Sinclair Broadcast Group Inc. Class A	1,360,600	45,376,010
Time Inc.	2,094,691	37,390,234
Townsquare Media Inc. Class Aa	193,097	2,010,140
tronc Inc.	570,436	7,911,947
World Wrestling Entertainment Inc. Class Ab	746,399	13,733,742

		608,884,881
METALS & MINING — 1.34%
AK Steel Holding Corp.[a,b]	6,378,412	65,123,587
Allegheny Technologies Inc.[b]	2,204,818	35,122,751
Ampco-Pittsburgh Corp.	173,503	2,906,175
Carpenter Technology Corp.	942,247	34,081,074
Century Aluminum Co.[a,b]	1,036,572	8,873,056
Cliffs Natural Resources Inc.[a,b]	4,537,290	38,158,609
Coeur Mining Inc.[a,b]	3,654,793	33,222,068
Commercial Metals Co.	2,346,212	51,100,497
Ferroglobe PLC	1,310,452	14,192,195
Ferroglobe PLC[a]	1,314,890	13
Gerber Scientific Inc. Escrow[a]	276,144	2,761
Gold Resource Corp.[b]	1,033,209	4,494,459
Handy & Harman Ltd.[a,b]	59,245	1,513,710
Haynes International Inc.	246,418	10,593,510
Hecla Mining Co.	7,856,391	41,167,489
Kaiser Aluminum Corp.	358,919	27,884,417
Materion Corp.	398,658	15,786,857
Olympic Steel Inc.	189,747	4,597,570

Security	Shares	Value
Real Industry Inc.[a,b]	545,241	$3,325,970
Ryerson Holding Corp.[a,b]	272,518	3,638,115
Schnitzer Steel Industries Inc. Class A	534,628	13,739,940
Stillwater Mining Co.[a,b]	2,492,955	40,161,505
SunCoke Energy Inc.	1,337,091	15,162,612
TimkenSteel Corp.[a]	782,668	12,115,701
Worthington Industries Inc.	925,419	43,901,877

		520,866,518
MORTGAGE REAL ESTATE INVESTMENT — 1.09%
AG Mortgage Investment Trust Inc.[b]	557,246	9,534,479
Altisource Residential Corp.	1,093,461	12,071,809
Anworth Mortgage Asset Corp.[b]	1,965,292	10,160,560
Apollo Commercial Real Estate Finance Inc.[b]	1,496,572	24,873,026
Ares Commercial Real Estate Corp.	546,136	7,498,447
ARMOUR Residential REIT Inc.[b]	763,693	16,564,501
Capstead Mortgage Corp.[b]	2,013,888	20,521,519
Colony Capital Inc.[b]	2,312,747	46,833,127
CYS Investments Inc.[b]	3,117,625	24,099,241
Dynex Capital Inc.[b]	918,107	6,261,490
Great Ajax Corp.	314,303	4,170,801
Hannon Armstrong Sustainable Infrastructure Capital Inc.	914,106	17,358,873
Invesco Mortgage Capital Inc.	2,316,158	33,815,907
Ladder Capital Corp.	788,669	10,820,539
MTGE Investment Corp.	948,563	14,892,439
New Residential Investment Corp.[b]	5,000,675	78,610,611
New York Mortgage Trust Inc.[b]	2,253,950	14,876,070
Orchid Island Capital Inc.	493,265	5,342,060
Owens Realty Mortgage Inc.[b]	210,844	3,904,831
PennyMac Mortgage Investment Trust[c]	1,355,383	22,187,620
Redwood Trust Inc.[b]	1,569,066	23,865,494
Resource Capital Corp.[b]	618,619	5,153,096

413

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
Western Asset Mortgage Capital Corp.[b]	848,516	$8,544,556

		421,961,096
MULTI-UTILITIES — 0.49%
Avista Corp.	1,309,926	52,383,941
Black Hills Corp.	1,071,748	65,741,022
NorthWestern Corp.	1,001,393	56,949,220
Unitil Corp.	286,109	12,972,182

		188,046,365
MULTILINE RETAIL — 0.20%
Big Lots Inc.[b]	914,867	45,935,472
Fred’s Inc. Class Ab	720,443	13,371,422
Ollie’s Bargain Outlet Holdings Inc.[a,b]	415,981	11,834,659
Sears Holdings Corp.[a,b]	236,843	2,200,272
Tuesday Morning Corp.[a,b]	920,053	4,968,286

		78,310,111
OIL, GAS & CONSUMABLE FUELS — 2.46%
Abraxas Petroleum Corp.[a,b]	2,516,908	6,468,454
Adams Resources & Energy Inc.	45,483	1,803,401
Alon USA Energy Inc.	654,706	7,450,554
Ardmore Shipping Corp.[b]	582,261	4,308,731
Bill Barrett Corp.[a,b]	1,018,596	7,119,986
California Resources Corp.[a,b]	658,988	14,029,855
Callon Petroleum Co.[a,b]	2,989,662	45,951,105
Carrizo Oil & Gas Inc.[a,b]	1,272,944	47,544,458
Clayton Williams Energy Inc.[a,b]	124,247	14,817,697
Clean Energy Fuels Corp.[a,b]	1,801,320	5,151,775
Cobalt International Energy Inc.[a,b]	8,471,112	10,334,757
Contango Oil & Gas Co.[a]	466,645	4,358,464
CVR Energy Inc.	327,152	8,306,389
Delek U.S. Holdings Inc.	1,247,631	30,030,478
Denbury Resources Inc.[a]	7,165,426	26,368,768
DHT Holdings Inc.[b]	1,898,118	7,858,209
Dorian LPG Ltd.[a,b]	514,974	4,227,937
Earthstone Energy Inc.[a,b]	46,654	641,026
Eclipse Resources Corp.[a]	1,181,927	3,155,745
EP Energy Corp. Class Aa,b	811,238	5,313,609
Erin Energy Corp.[a,b]	317,083	967,103
Evolution Petroleum Corp.	510,766	5,107,660

Security	Shares	Value
EXCO Resources Inc.[a,b]	2,902,816	$2,536,190
Frontline Ltd./Bermuda[b]	1,341,254	9,536,316
GasLog Ltd.	844,020	13,588,722
Gener8 Maritime Inc.[a,b]	878,179	3,934,242
Golar LNG Ltd.	1,959,971	44,961,735
Green Plains Inc.	752,905	20,968,404
International Seaways Inc.[a]	268,959	3,776,184
Isramco Inc.[a]	15,243	1,894,705
Jones Energy Inc. Class Aa,b	1,231,523	6,157,615
Matador Resources Co.[a,b]	1,708,033	43,998,930
Navios Maritime Acquisition Corp.	1,716,651	2,918,307
Nordic American Tankers Ltd.[b]	2,030,820	17,058,888
Northern Oil and Gas Inc.[a,b]	964,111	2,651,305
Oasis Petroleum Inc.[a,b]	4,786,148	72,462,281
Overseas Shipholding Group Inc. Series A	783,550	3,000,996
Pacific Ethanol Inc.[a,b]	593,990	5,642,905
Panhandle Oil and Gas Inc. Class A	319,659	7,527,969
Par Pacific Holdings Inc.[a,b]	595,464	8,658,047
PDC Energy Inc.[a,b]	1,153,119	83,693,377
PetroCorp Inc. Escrow[a]	26,106	—
Renewable Energy Group Inc.[a,b]	794,318	7,704,885
REX American Resources Corp.[a,b]	116,157	11,470,504
Ring Energy Inc.[a,b]	851,229	11,057,465
RSP Permian Inc.[a,b]	2,021,196	90,185,765
Sanchez Energy Corp.[a,b]	772,395	6,974,727
Scorpio Tankers Inc.	3,389,548	15,354,652
SemGroup Corp. Class A	1,361,734	56,852,394
Ship Finance International Ltd.	1,230,163	18,267,921
Synergy Resources Corp.[a,b]	3,845,494	34,263,352
Teekay Corp.	1,040,031	8,351,449
Teekay Tankers Ltd. Class A	2,440,781	5,516,165
W&T Offshore Inc.[a]	729,520	2,020,770
Western Refining Inc.	1,659,766	62,822,143
Westmoreland Coal Co.[a,b]	356,968	6,307,625

		953,433,096

414

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.60%
Boise Cascade Co.[a,b]	810,135	$18,228,038
Clearwater Paper Corp.[a]	353,967	23,202,537
Deltic Timber Corp.	218,892	16,870,006
KapStone Paper and Packaging Corp.	1,771,312	39,057,430
Louisiana-Pacific Corp.[a]	2,961,443	56,060,116
Neenah Paper Inc.	343,034	29,226,497
PH Glatfelter Co.	903,191	21,577,233
Schweitzer-Mauduit International Inc.	625,029	28,457,570

		232,679,427
PERSONAL PRODUCTS — 0.28%
Avon Products Inc.	9,062,581	45,675,408
elf Beauty Inc.[a,b]	198,688	5,750,031
Inter Parfums Inc.	358,561	11,742,873
Lifevantage Corp.[a,b]	287,764	2,345,277
Medifast Inc.	214,885	8,945,662
Natural Health Trends Corp.[b]	154,264	3,833,460
Nature’s Sunshine Products Inc.	174,124	2,611,860
Nutraceutical International Corp.	171,860	6,006,507
Revlon Inc. Class Aa,b	239,891	6,992,823
Synutra International Inc.[a,b]	443,234	2,371,302
USANA Health Sciences Inc.[a,b]	215,018	13,159,101

		109,434,304
PHARMACEUTICALS — 1.65%
AcelRx Pharmaceuticals Inc.[a,b]	719,217	1,869,964
Aclaris Therapeutics Inc.[a,b]	232,458	6,308,910
Aerie Pharmaceuticals Inc.[a,b]	594,129	22,487,783
Agile Therapeutics Inc.[a,b]	277,886	1,583,950
Amphastar Pharmaceuticals Inc.[a,b]	729,866	13,444,132
Ampio Pharmaceuticals Inc.[a,b]	1,058,440	952,808
ANI Pharmaceuticals Inc.[a,b]	161,511	9,790,797
Aratana Therapeutics Inc.[a,b]	687,953	4,939,503
Axsome Therapeutics Inc.[a,b]	225,986	1,525,406
Bio-Path Holdings Inc.[a]	1,866,297	2,519,501
Catalent Inc.[a,b]	2,023,564	54,555,286

Security	Shares	Value
Cempra Inc.[a,b]	913,285	$2,557,198
Clearside Biomedical Inc.[a,b]	173,411	1,550,294
Collegium Pharmaceutical Inc.[a,b]	338,830	5,275,583
Corcept Therapeutics Inc.[a,b]	1,540,601	11,184,763
Depomed Inc.[a,b]	1,257,733	25,343,320
Dermira Inc.[a,b]	504,027	15,287,139
DURECT Corp.[a,b]	2,614,368	3,503,253
Egalet Corp.[a,b]	450,161	3,443,732
Endocyte Inc.[a,b]	785,844	2,003,902
Flex Pharma Inc.[a,b]	216,411	1,142,650
Heska Corp.[a]	125,639	8,995,752
Horizon Pharma PLC[a,b]	3,318,415	53,691,955
Impax Laboratories Inc.[a,b]	1,519,132	20,128,499
Innoviva Inc.[a,b]	1,665,970	17,825,879
Intersect ENT Inc.[a,b]	522,247	6,319,189
Intra-Cellular Therapies Inc.[a,b]	702,016	10,593,421
Lannett Co. Inc.[a,b]	576,319	12,707,834
Lipocine Inc.[a,b]	335,352	1,234,095
Medicines Co. (The)[a,b]	1,385,012	47,007,307
MyoKardia Inc.[a,b]	263,413	3,411,198
Nektar Therapeutics[a,b]	2,929,664	35,946,977
Neos Therapeutics Inc.[a,b]	277,906	1,625,750
Novan Inc.[a,b]	97,659	2,638,746
Ocular Therapeutix Inc.[a,b]	363,522	3,042,679
Omeros Corp.[a,b]	833,412	8,267,447
Pacira Pharmaceuticals Inc./DEa,b	751,235	24,264,891
Paratek Pharmaceuticals Inc.[a,b]	378,173	5,823,864
Phibro Animal Health Corp. Series A	387,549	11,355,186
Prestige Brands Holdings Inc.[a,b]	1,090,733	56,827,189
Reata Pharmaceuticals Inc. Series Aa,b	120,324	2,626,673
Revance Therapeutics Inc.[a,b]	420,240	8,698,968
SciClone Pharmaceuticals Inc.[a]	961,634	10,385,647
Sucampo Pharmaceuticals Inc. Class Aa,b	481,434	6,523,431
Supernus Pharmaceuticals Inc.[a,b]	960,449	24,251,337

415

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
Teligent Inc.[a,b]	849,834	$5,617,403
Tetraphase Pharmaceuticals Inc.[a,b]	758,165	3,055,405
TherapeuticsMD Inc.[a,b]	3,096,193	17,865,034
Theravance Biopharma Inc.[a,b]	826,431	26,346,620
Titan Pharmaceuticals Inc.[a,b]	381,440	1,525,760
WaVe Life Sciences Ltd.[a,b]	150,895	3,945,904
Zogenix Inc.[a,b]	505,578	6,142,773

		639,962,687
PROFESSIONAL SERVICES — 1.37%
Acacia Research Corp.	777,464	5,053,516
Advisory Board Co. (The)[a,b]	852,367	28,341,203
Barrett Business Services Inc.	145,577	9,331,486
CBIZ Inc.[a]	1,015,540	13,912,898
CEB Inc.	671,564	40,696,778
Cogint Inc.[a,b]	320,249	1,104,859
CRA International Inc.	166,683	6,100,598
Exponent Inc.	530,492	31,988,668
Franklin Covey Co.[a]	212,699	4,285,885
FTI Consulting Inc.[a]	865,954	39,037,206
GP Strategies Corp.[a]	264,121	7,553,861
Heidrick & Struggles International Inc.	380,162	9,180,912
Hill International Inc.[a,b]	676,080	2,940,948
Huron Consulting Group Inc.[a,b]	453,592	22,974,435
ICF International Inc.[a]	378,563	20,896,678
Insperity Inc.	323,989	22,987,020
Kelly Services Inc. Class A	620,161	14,214,090
Kforce Inc.	512,317	11,834,523
Korn/Ferry International	1,169,225	34,410,292
Mistras Group Inc.[a,b]	350,149	8,991,826
Navigant Consulting Inc.[a]	995,146	26,052,922
On Assignment Inc.[a,b]	1,042,931	46,055,833
Resources Connection Inc.	749,865	14,434,901
RPX Corp.[a]	1,053,279	11,375,413
TriNet Group Inc.[a]	880,936	22,569,580
TrueBlue Inc.[a,b]	878,551	21,656,282
WageWorks Inc.[a,b]	750,955	54,444,237

		532,426,850

Security	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.52%
Alexander & Baldwin Inc.	969,870	$43,518,067
Altisource Portfolio Solutions SAa,b	247,812	6,589,321
AV Homes Inc.[a,b]	254,858	4,026,756
Consolidated-Tomoka Land Co.	84,653	4,522,163
Forestar Group Inc.[a]	697,603	9,278,120
FRP Holdings Inc.[a,b]	130,965	4,937,381
Griffin Industrial Realty Inc.	15,486	491,371
HFF Inc. Class A	752,612	22,766,513
Kennedy-Wilson Holdings Inc.	1,711,042	35,076,361
Marcus & Millichap Inc.[a,b]	309,017	8,256,934
RE/MAX Holdings Inc. Class A	366,303	20,512,968
RMR Group Inc. (The) Class A	142,355	5,623,023
St. Joe Co. (The)[a,b]	982,686	18,671,034
Stratus Properties Inc.[a,b]	131,506	4,306,822
Tejon Ranch Co.[a,b]	285,703	7,265,427
Trinity Place Holdings Inc.[a,b]	405,882	3,762,526

		199,604,787
ROAD & RAIL — 0.53%
ArcBest Corp.	507,608	14,035,361
Celadon Group Inc.	579,056	4,140,250
Covenant Transportation Group Inc. Class Aa,b	246,140	4,760,348
Heartland Express Inc.[b]	921,123	18,754,064
Knight Transportation Inc.	1,372,928	45,375,270
Marten Transport Ltd.	457,778	10,666,227
PAM Transportation Services Inc.[a]	47,353	1,230,231
Roadrunner Transportation Systems Inc.[a]	670,038	6,961,695
Saia Inc.[a,b]	510,144	22,522,858
Swift Transportation Co.[a,b]	1,547,821	37,704,920
Universal Logistics Holdings Inc.	168,664	2,757,656
USA Truck Inc.[a]	168,103	1,464,177
Werner Enterprises Inc.	905,661	24,407,564
YRC Worldwide Inc.[a,b]	672,613	8,932,301

		203,712,922

416

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.91%
Acacia Communications Inc.[a,b]	108,145	$6,677,954
Advanced Energy Industries Inc.[a]	803,157	43,972,846
Advanced Micro Devices Inc.[a,b]	15,413,626	174,790,519
Alpha & Omega Semiconductor Ltd.[a,b]	371,445	7,900,635
Ambarella Inc.[a,b]	650,960	35,236,465
Amkor Technology Inc.[a,b]	2,075,187	21,893,223
Applied Micro Circuits Corp.[a]	1,561,846	12,885,229
Axcelis Technologies Inc.[a]	601,845	8,756,845
Brooks Automation Inc.	1,397,217	23,850,494
Cabot Microelectronics Corp.	483,674	30,553,687
Cavium Inc.[a,b]	1,315,106	82,115,219
CEVA Inc.[a,b]	408,258	13,697,056
Cirrus Logic Inc.[a,b]	1,283,169	72,550,375
Cohu Inc.	542,507	7,540,847
Diodes Inc.[a,b]	785,786	20,171,127
DSP Group Inc.[a]	443,624	5,789,293
Entegris Inc.[a]	2,885,619	51,652,580
Exar Corp.[a,b]	835,551	9,007,240
FormFactor Inc.[a,b]	1,408,157	15,771,358
GigPeak Inc.[a,b]	1,234,285	3,110,398
Impinj Inc.[a,b]	113,833	4,022,858
Inphi Corp.[a,b]	816,557	36,434,773
Integrated Device Technology Inc.[a,b]	2,752,041	64,838,086
Intersil Corp. Class A	2,738,648	61,071,850
IXYS Corp.	517,185	6,154,502
Kopin Corp.[a,b]	1,265,303	3,593,461
Lattice Semiconductor Corp.[a,b]	2,471,544	18,190,564
MACOM Technology Solutions Holdings Inc.[a,b]	477,759	22,110,687
MaxLinear Inc. Class Aa,b	1,149,063	25,049,573
Microsemi Corp.[a,b]	2,332,439	125,881,733
MKS Instruments Inc.	1,095,253	65,058,028
Monolithic Power Systems Inc.	790,087	64,731,828
Nanometrics Inc.[a]	488,770	12,248,576
NeoPhotonics Corp.[a,b]	637,986	6,896,629
NVE Corp.	97,524	6,966,139
PDF Solutions Inc.[a,b]	552,350	12,455,493
Photronics Inc.[a,b]	1,338,668	15,126,948
Power Integrations Inc.	551,477	37,417,714

Security	Shares	Value
Rambus Inc.[a,b]	2,211,474	$30,451,997
Rudolph Technologies Inc.[a,b]	616,268	14,389,858
Semtech Corp.[a]	1,329,730	41,952,981
Sigma Designs Inc.[a,b]	741,005	4,446,030
Silicon Laboratories Inc.[a]	836,090	54,345,850
Synaptics Inc.[a,b]	721,717	38,669,597
Tessera Holding Corp.	1,012,284	44,742,953
Ultra Clean Holdings Inc.[a]	666,044	6,460,627
Ultratech Inc.[a,b]	444,239	10,652,851
Veeco Instruments Inc.[a,b]	814,599	23,745,561
Xcerra Corp.[a]	1,080,999	8,258,832

		1,514,289,969
SOFTWARE — 3.56%
8x8 Inc.[a,b]	1,809,790	25,879,997
A10 Networks Inc.[a,b]	902,945	7,503,473
ACI Worldwide Inc.[a,b]	2,373,503	43,079,079
American Software Inc./GA Class A	530,369	5,478,712
Aspen Technology Inc.[a,b]	1,591,683	87,033,226
Barracuda Networks Inc.[a,b]	454,853	9,747,500
Blackbaud Inc.	956,607	61,222,848
Blackline Inc.[a,b]	204,951	5,662,796
Bottomline Technologies de Inc.[a,b]	828,145	20,720,188
BroadSoft Inc.[a,b]	605,407	24,973,039
Callidus Software Inc.[a,b]	1,254,837	21,081,262
CommVault Systems Inc.[a]	782,364	40,213,510
Digimarc Corp.[a,b]	200,225	6,006,750
Ebix Inc.[b]	519,846	29,657,214
Ellie Mae Inc.[a,b]	669,297	56,006,773
EnerNOC Inc.[a,b]	563,336	3,380,016
Everbridge Inc.[a,b]	178,848	3,299,746
Exa Corp.[a,b]	288,145	4,425,907
Fair Isaac Corp.	632,962	75,461,730
Gigamon Inc.[a,b]	669,013	30,473,542
Globant SAa,b	529,065	17,644,318
Glu Mobile Inc.[a,b]	2,119,550	4,111,927
Guidance Software Inc.[a,b]	480,598	3,402,634
HubSpot Inc.[a,b]	593,503	27,894,641
Imperva Inc.[a,b]	590,862	22,689,101

417

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
Jive Software Inc.[a,b]	1,193,822	$5,193,126
Majesco[a,b]	121,996	741,736
Mentor Graphics Corp.	2,192,004	80,863,028
MicroStrategy Inc. Class Aa	195,743	38,639,668
Mitek Systems Inc.[a,b]	610,298	3,753,333
MobileIron Inc.[a,b]	972,359	3,646,346
Model N Inc.[a,b]	459,059	4,062,672
Monotype Imaging Holdings Inc.	832,865	16,532,370
Park City Group Inc.[a,b]	270,685	3,437,699
Paycom Software Inc.[a,b]	905,622	41,196,745
Paylocity Holding Corp.[a,b]	441,951	13,262,950
Pegasystems Inc.	742,892	26,744,112
Progress Software Corp.	1,029,616	32,875,639
Proofpoint Inc.[a,b]	839,722	59,326,359
PROS Holdings Inc.[a,b]	519,504	11,179,726
QAD Inc. Class A	195,206	5,934,262
Qualys Inc.[a,b]	557,982	17,660,130
Rapid7 Inc.[a,b]	408,800	4,975,096
RealPage Inc.[a,b]	1,111,269	33,338,070
RingCentral Inc. Class Aa	1,206,652	24,857,031
Rosetta Stone Inc.[a,b]	404,356	3,602,812
Rubicon Project Inc. (The)[a]	758,779	5,630,140
Sapiens International Corp. NV	499,045	7,156,305
SecureWorks Corp. Class Aa,b	122,882	1,301,320
Silver Spring Networks Inc.[a,b]	781,142	10,397,000
Synchronoss Technologies Inc.[a,b]	851,502	32,612,527
Take-Two Interactive Software Inc.[a,b]	1,700,137	83,799,753
Tangoe Inc.[a,b]	568,696	4,481,324
Telenav Inc.[a]	679,990	4,793,929
TiVo Corp.[a]	2,408,667	50,341,140
Varonis Systems Inc.[a,b]	219,908	5,893,534
VASCO Data Security International Inc.[a,b]	621,184	8,479,162
Verint Systems Inc.[a,b]	1,260,639	44,437,525
VirnetX Holding Corp.[a,b]	988,298	2,174,256
Workiva Inc.[a,b]	449,877	6,140,821
Zendesk Inc.[a,b]	1,671,726	35,440,591
Zix Corp.[a,b]	1,104,733	5,457,381

		1,377,409,547

Security	Shares	Value
SPECIALTY RETAIL — 2.45%
Aaron’s Inc.	1,351,864	$43,246,129
Abercrombie & Fitch Co. Class A	1,414,636	16,975,632
America’s Car-Mart Inc./TXa,b	162,223	7,097,256
American Eagle Outfitters Inc.[b]	3,427,589	51,996,525
Asbury Automotive Group Inc.[a,b]	415,334	25,626,108
Ascena Retail Group Inc.[a,b]	3,515,576	21,761,415
At Home Group Inc.[a,b]	168,849	2,470,261
Barnes & Noble Education Inc.[a,b]	829,106	9,509,846
Barnes & Noble Inc.	1,305,405	14,555,266
Big 5 Sporting Goods Corp.	368,771	6,398,177
Boot Barn Holdings Inc.[a,b]	281,666	3,526,458
Buckle Inc. (The)[b]	591,328	13,482,278
Build-A-Bear Workshop Inc.[a]	285,578	3,926,698
Caleres Inc.	883,841	29,007,662
Camping World Holdings Inc. Class Ab	246,624	8,037,476
Cato Corp. (The) Class A	523,880	15,758,310
Chico’s FAS Inc.	2,684,439	38,629,077
Children’s Place Inc. (The)	382,004	38,563,304
Citi Trends Inc.	295,320	5,563,829
Conn’s Inc.[a,b]	434,455	5,495,856
Container Store Group Inc. (The)[a,b]	342,751	2,176,469
Destination XL Group Inc.[a,b]	737,671	3,135,102
DSW Inc. Class A	1,390,411	31,492,809
Express Inc.[a,b]	1,529,947	16,462,230
Finish Line Inc. (The) Class A	857,164	16,123,255
Five Below Inc.[a,b]	1,088,987	43,515,921
Francesca’s Holdings Corp.[a,b]	783,712	14,130,327
Genesco Inc.[a,b]	417,808	25,945,877
GNC Holdings Inc. Class A	1,431,704	15,806,012
Group 1 Automotive Inc.	426,311	33,226,679
Guess? Inc.	1,260,961	15,257,628
Haverty Furniture Companies Inc.	385,452	9,135,212
Hibbett Sports Inc.[a,b]	469,571	17,514,998

418

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
Kirkland’s Inc.[a]	304,451	$4,722,035
Lithia Motors Inc. Class A	486,659	47,123,191
Lumber Liquidators Holdings Inc.[a,b]	545,775	8,590,498
MarineMax Inc.[a,b]	507,094	9,812,269
Monro Muffler Brake Inc.	649,393	37,145,280
Office Depot Inc.	11,319,133	51,162,481
Party City Holdco Inc.[a,b]	559,208	7,940,754
Pier 1 Imports Inc.[b]	1,689,821	14,431,071
Rent-A-Center Inc./TX	1,064,747	11,978,404
RHa	789,056	24,224,019
Sears Hometown and Outlet Stores Inc.[a,b]	229,901	1,080,535
Select Comfort Corp.[a,b]	950,008	21,489,181
Shoe Carnival Inc.	276,054	7,447,937
Sonic Automotive Inc. Class A	593,443	13,589,845
Sportsman’s Warehouse Holdings Inc.[a,b]	533,082	5,005,640
Stage Stores Inc.[b]	532,362	2,326,422
Stein Mart Inc.	641,982	3,518,061
Tailored Brands Inc.	1,005,531	25,691,317
Tile Shop Holdings Inc.[a,b]	668,696	13,073,007
Tilly’s Inc. Class Aa,b	237,404	3,131,359
Vitamin Shoppe Inc.[a,b]	499,435	11,861,581
West Marine Inc.[a]	374,457	3,920,565
Winmark Corp.	46,593	5,877,707
Zumiez Inc.[a,b]	369,658	8,077,027

		948,770,268
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.54%
3D Systems Corp.[a,b]	2,178,447	28,951,560
Avid Technology Inc.[a,b]	666,263	2,931,557
CPI Card Group Inc.[b]	448,142	1,859,789
Cray Inc.[a,b]	828,953	17,159,327
Diebold Nixdorf Inc.	1,412,373	35,521,181
Eastman Kodak Co.[a,b]	366,082	5,674,271
Electronics For Imaging Inc.[a,b]	969,292	42,513,147
Immersion Corp.[a,b]	602,355	6,403,034
Nimble Storage Inc.[a,b]	1,302,774	10,317,970
Pure Storage Inc. Class Aa,b	1,395,454	15,782,585
Stratasys Ltd.[a,b]	963,442	15,935,331

Security	Shares	Value
Super Micro Computer Inc.[a,b]	793,633	$22,261,406
USA Technologies Inc.[a,b]	751,316	3,230,659

		208,541,817
TEXTILES, APPAREL & LUXURY GOODS — 0.76%
Columbia Sportswear Co.	552,709	32,222,935
Crocs Inc.[a,b]	1,506,740	10,336,236
Culp Inc.	220,619	8,195,996
Deckers Outdoor Corp.[a,b]	670,233	37,124,206
Delta Apparel Inc.[a,b]	151,363	3,137,755
Fossil Group Inc.[a,b]	853,028	22,059,304
G-III Apparel Group Ltd.[a,b]	888,416	26,261,577
Iconix Brand Group Inc.[a,b]	925,249	8,641,826
Movado Group Inc.	314,630	9,045,612
Oxford Industries Inc.	311,245	18,715,162
Perry Ellis International Inc.[a]	258,980	6,451,192
Sequential Brands Group Inc.[a,b]	828,126	3,875,630
Steven Madden Ltd.[a]	1,254,007	44,830,750
Superior Uniform Group Inc.	168,592	3,307,775
Unifi Inc.[a]	323,736	10,563,506
Vera Bradley Inc.[a,b]	417,407	4,892,010
Vince Holding Corp.[a,b]	456,103	1,847,217
Wolverine World Wide Inc.	1,983,614	43,540,327

		295,049,016
THRIFTS & MORTGAGE FINANCE — 2.42%
Astoria Financial Corp.	1,893,680	35,317,132
Bank Mutual Corp.	837,123	7,910,812
BankFinancial Corp.	314,983	4,668,048
Bear State Financial Inc.	375,822	3,814,593
Beneficial Bancorp. Inc.	1,446,488	26,615,379
BofI Holding Inc.[a,b]	1,228,346	35,069,278
BSB Bancorp. Inc./MAa,b	164,796	4,770,844
Capitol Federal Financial Inc.	2,623,305	43,179,600
Charter Financial Corp./MD	282,320	4,706,274
Clifton Bancorp. Inc.[b]	448,318	7,585,541
Dime Community Bancshares Inc.	643,925	12,942,893
ESSA Bancorp. Inc.[b]	165,933	2,608,467
Essent Group Ltd.[a]	1,536,480	49,735,858
EverBank Financial Corp.	2,118,666	41,208,054
Federal Agricultural Mortgage Corp. Class C	176,748	10,122,358

419

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
First Defiance Financial Corp.	179,639	$9,114,883
Flagstar Bancorp. Inc.[a,b]	447,116	12,045,305
Greene County Bancorp. Inc.[b]	62,325	1,427,243
Hingham Institution for Savings	28,195	5,548,212
Home Bancorp. Inc.	120,736	4,661,617
HomeStreet Inc.[a]	500,321	15,810,144
IMPAC Mortgage Holdings Inc.[a,b]	224,879	3,152,804
Kearny Financial Corp./MD	1,798,800	27,971,340
Lake Sunapee Bank Group	165,784	3,910,845
LendingTree Inc.[a,b]	133,147	13,494,448
Meridian Bancorp. Inc.	994,143	18,789,303
Meta Financial Group Inc.	170,411	17,535,292
MGIC Investment Corp.[a,b]	7,021,443	71,548,504
Nationstar Mortgage Holdings Inc.[a,b]	693,394	12,522,696
NMI Holdings Inc. Class Aa	1,016,399	10,824,649
Northfield Bancorp. Inc.	861,768	17,209,507
Northwest Bancshares Inc.	1,976,580	35,637,737
OceanFirst Financial Corp.	529,962	15,914,759
Ocwen Financial Corp.[a,b]	2,119,881	11,426,159
Oritani Financial Corp.	789,683	14,806,556
PennyMac Financial Services Inc. Class Aa,c	224,219	3,733,246
PHH Corp.[a]	1,109,930	16,826,539
Provident Bancorp. Inc.[a,b]	90,487	1,619,717
Provident Financial Holdings Inc.	139,569	2,822,085
Provident Financial Services Inc.	1,264,103	35,774,115
Radian Group Inc.[b]	4,430,291	79,656,632
SI Financial Group Inc.	234,572	3,612,409
Southern Missouri Bancorp. Inc.[b]	122,897	4,348,096
Territorial Bancorp. Inc.	155,986	5,122,580
TrustCo Bank Corp. NY	1,870,221	16,364,434
United Community Financial Corp./OH	953,502	8,524,308
United Financial Bancorp. Inc.	1,027,574	18,660,744
Walker & Dunlop Inc.[a,b]	565,866	17,655,019

Security	Shares	Value
Walter Investment Management Corp.[a,b]	390,759	$1,856,105
Washington Federal Inc.	1,870,440	64,249,614
Waterstone Financial Inc.	526,588	9,689,219
Western New England Bancorp Inc.	533,767	4,990,721
WSFS Financial Corp.	595,730	27,612,085

		936,724,802
TOBACCO — 0.20%
Alliance One International Inc.[a]	179,529	3,446,957
Turning Point Brands Inc.[a]	121,767	1,491,646
Universal Corp./VA	456,311	29,089,826
Vector Group Ltd.	1,907,744	43,382,098

		77,410,527
TRADING COMPANIES & DISTRIBUTORS — 1.12%
Aircastle Ltd.[b]	1,003,920	20,931,732
Applied Industrial Technologies Inc.	739,929	43,951,783
Beacon Roofing Supply Inc.[a]	1,225,860	56,475,370
BMC Stock Holdings Inc.[a,b]	1,134,055	22,114,073
CAI International Inc.[a,b]	335,293	2,906,990
DXP Enterprises Inc./TXa,b	320,128	11,121,247
GATX Corp.	841,396	51,813,166
GMS Inc.[a,b]	149,165	4,367,551
H&E Equipment Services Inc.	655,906	15,249,815
Kaman Corp.	550,923	26,956,662
Lawson Products Inc./DEa	134,433	3,199,505
MRC Global Inc.[a,b]	1,906,244	38,620,503
Neff Corp.[a]	204,920	2,889,372
NOW Inc.[a,b]	2,170,370	44,427,474
Rush Enterprises Inc. Class Aa,b	596,831	19,038,909
Rush Enterprises Inc. Class Ba,b	138,412	4,272,778
SiteOne Landscape Supply Inc.[a,b]	240,999	8,369,895
Textainer Group Holdings Ltd.	495,069	3,688,264
Titan Machinery Inc.[a,b]	369,121	5,378,093
Triton International Ltd.	839,412	13,262,710
Univar Inc.[a,b]	880,459	24,978,622

420

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Security	Shares	Value
Veritiv Corp.[a,b]	173,103	$9,304,286
Willis Lease Finance Corp.[a,b]	83,633	2,139,332

		435,458,132
WATER UTILITIES — 0.35%
American States Water Co.	749,110	34,129,452
AquaVenture Holdings Ltd.[a,b]	148,153	3,634,193
Artesian Resources Corp. Class A	159,196	5,084,720
California Water Service Group	988,373	33,505,845
Connecticut Water Service Inc.	222,149	12,407,022
Consolidated Water Co. Ltd.	299,753	3,252,320
Global Water Resources Inc.[b]	167,923	1,528,099
Middlesex Water Co.	327,803	14,075,861
SJW Corp.	334,277	18,712,826
York Water Co. (The)	263,851	10,079,108

		136,409,446
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
Boingo Wireless Inc.[a,b]	730,914	8,909,842
Leap Wireless International Inc.[a,d]	952,518	3,024,244
NII Holdings Inc.[a]	1,166,246	2,507,429
Shenandoah Telecommunications Co.	954,336	26,053,373
Spok Holdings Inc.	425,109	8,821,012

		49,315,900

TOTAL COMMON STOCKS (Cost: $43,803,675,826)		38,590,943,484

Security	Shares	Value
SHORT-TERM INVESTMENTS — 10.81%

MONEY MARKET FUNDS — 10.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[e,f,g]	4,105,166,723	$4,105,987,757
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[e,f]	81,175,699	81,175,699

		4,187,163,456

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,186,459,946)		4,187,163,456

TOTAL INVESTMENTS IN SECURITIES — 110.45% (Cost: $47,990,135,772)[h]		42,778,106,940
Other Assets, Less Liabilities — (10.45)%		(4,046,788,719)

NET ASSETS — 100.00%		$38,731,318,221

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Illiquid and non-transferable security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $48,176,804,459. Net unrealized depreciation was $5,398,697,519, of which $940,521,065 represented gross unrealized appreciation on securities and $6,339,218,584 represented gross unrealized depreciation on securities.

421

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 ETF

December 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Financial Services Inc. Class A	224,219	—	—	224,219	$3,733,246	$—	$—
PennyMac Mortgage Investment Trust	880,631	1,944,740	(1,469,988)	1,355,383	22,187,620	2,101,960	96,296

					$25,920,866	$2,101,960	$96,296

Schedule 2 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	2,231	Mar. 2017	ICE Markets Equity	$152,318,369	$151,362,195	$(956,174)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$38,585,270,055	$2,646,424	$3,027,005	$38,590,943,484
Money market funds	4,187,163,456	—	—	4,187,163,456

Total	$42,772,433,511	$2,646,424	$3,027,005	$42,778,106,940

Derivative financial instruments[a]:
Liabilities:
Futures contracts	(956,174)	—	—	(956,174)

Total	$(956,174)	$—	$—	$(956,174)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

422

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 0.84%
Aerojet Rocketdyne Holdings Inc.[a,b]	240,408	$4,315,324
Aerovironment Inc.[a,b]	27,870	747,752
Astronics Corp.[a]	152,664	5,166,150
Curtiss-Wright Corp.	253,261	24,910,752
Mercury Systems Inc.[a,b]	23,175	700,349
Moog Inc. Class Aa	24,271	1,594,119
National Presto Industries Inc.	3,861	410,810
Sparton Corp.[a]	4,831	115,219
TASER International Inc.[a,b]	413,695	10,027,967
Teledyne Technologies Inc.[a,b]	76,075	9,357,225
Vectrus Inc.[a]	15,525	370,271
Wesco Aircraft Holdings Inc.[a,b]	99,787	1,491,816

		59,207,754
AIR FREIGHT & LOGISTICS — 0.40%
Air Transport Services Group Inc.[a]	56,548	902,506
Echo Global Logistics Inc.[a,b]	200,063	5,011,578
Forward Air Corp.	234,624	11,116,485
Hub Group Inc. Class Aa,b	245,375	10,735,157
Radiant Logistics Inc.[a,b]	170,270	664,053

		28,429,779
AIRLINES — 0.58%
Allegiant Travel Co.	104,143	17,329,395
Hawaiian Holdings Inc.[a,b]	415,850	23,703,450

		41,032,845
AUTO COMPONENTS — 1.70%
American Axle & Manufacturing Holdings Inc.[a,b]	604,793	11,672,505
Cooper-Standard Holding Inc.[a]	108,694	11,236,786
Dorman Products Inc.[a,b]	209,055	15,273,558
Fox Factory Holding Corp.[a,b]	177,638	4,929,455
Gentherm Inc.[a,b]	287,515	9,732,383
Horizon Global Corp.[a,b]	143,685	3,448,440
LCI Industries	187,098	20,159,809
Metaldyne Performance Group Inc.	75,072	1,722,902

Security	Shares	Value
Motorcar Parts of America Inc.[a,b]	136,131	$3,664,647
Standard Motor Products Inc.	100,494	5,348,291
Stoneridge Inc.[a]	213,401	3,775,064
Tenneco Inc.[a,b]	444,703	27,780,596
Unique Fabricating Inc.	50,292	734,263
Workhorse Group Inc.[a,b]	80,835	570,695

		120,049,394
AUTOMOBILES — 0.10%
Winnebago Industries Inc.	212,289	6,718,947

		6,718,947
BANKS — 2.30%
Allegiance Bancshares Inc.[a,b]	7,855	283,958
Ameris Bancorp.	199,105	8,680,978
Atlantic Capital Bancshares Inc.[a,b]	24,208	459,952
Banc of California Inc.[b]	275,624	4,782,076
Bank of NT Butterfield & Son Ltd. (The)	7,590	238,630
Bank of the Ozarks Inc.	699,507	36,787,073
Bankwell Financial Group Inc.	7,386	240,045
Blue Hills Bancorp. Inc.	17,729	332,419
BNC Bancorp.	29,840	951,896
Capital Bank Financial Corp. Class A	81,414	3,195,499
Capstar Financial Holdings Inc.[a]	1,810	39,748
Cardinal Financial Corp.	17,988	589,827
Chemical Financial Corp.	168,955	9,152,292
CoBiz Financial Inc.	30,404	513,524
County Bancorp. Inc.	24,388	657,744
CU Bancorp.[a]	16,258	582,036
Customers Bancorp. Inc.[a,b]	78,490	2,811,512
Eagle Bancorp. Inc.[a,b]	189,509	11,550,574
FB Financial Corp.[a]	4,068	105,565
First Connecticut Bancorp. Inc./Farmington CT	22,753	515,355
First Financial Bankshares Inc.[b]	313,875	14,187,150
First Foundation Inc.[a]	33,899	966,122
Franklin Financial Network Inc.[a,b]	21,187	886,676
HarborOne Bancorp Inc.[a,b]	8,733	168,896

423

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Heritage Commerce Corp.	19,407	$280,043
Home BancShares Inc./AR	954,293	26,500,717
Live Oak Bancshares Inc.[b]	154,240	2,853,440
National Bank Holdings Corp. Class A	189,720	6,050,171
Opus Bank	87,477	2,628,684
Pacific Premier Bancorp. Inc.[a,b]	71,614	2,531,555
Paragon Commercial Corp.[a]	514	22,472
Park Sterling Corp.	137,412	1,482,675
Pinnacle Financial Partners Inc.	44,786	3,103,670
ServisFirst Bancshares Inc.	363,312	13,602,401
Texas Capital Bancshares Inc.[a,b]	27,823	2,181,323
Union Bankshares Inc./Morrisville VTb	26,624	1,210,061
Veritex Holdings Inc.[a]	19,388	517,853
Xenith Bankshares Inc.[a]	8,912	251,318

		161,895,930
BEVERAGES — 0.44%
Boston Beer Co. Inc. (The)[a,b]	69,765	11,849,585
Coca-Cola Bottling Co. Consolidated	37,371	6,683,804
Craft Brew Alliance Inc.[a,b]	35,461	599,291
MGP Ingredients Inc.[b]	98,891	4,942,572
National Beverage Corp.[b]	93,179	4,759,583
Primo Water Corp.[a]	166,907	2,049,618

		30,884,453
BIOTECHNOLOGY — 7.35%
Acceleron Pharma Inc.[a,b]	215,523	5,500,147
Achillion Pharmaceuticals Inc.[a]	920,711	3,802,536
Acorda Therapeutics Inc.[a,b]	47,920	900,896
Adamas Pharmaceuticals Inc.[a,b]	65,847	1,112,814
Aduro Biotech Inc.[a,b]	282,344	3,218,722
Advaxis Inc.[a,b]	286,835	2,053,739
Aevi Genomic Medicine Inc.[a]	225,292	1,167,013
Agenus Inc.[a,b]	477,525	1,967,403
Aimmune Therapeutics Inc.[a,b]	208,700	4,267,915
Akebia Therapeutics Inc.[a,b]	81,914	852,725

Security	Shares	Value
Alder Biopharmaceuticals Inc.[a,b]	371,784	$7,733,107
AMAG Pharmaceuticals Inc.[a,b]	84,263	2,932,352
Amicus Therapeutics Inc.[a,b]	1,125,721	5,594,833
Anavex Life Sciences Corp.[a,b]	248,730	984,971
Anthera Pharmaceuticals Inc.[a,b]	313,570	203,538
Applied Genetic Technologies Corp./DEa	105,259	984,172
Aptevo Therapeutics Inc.[a]	123,843	302,177
Ardelyx Inc.[a,b]	39,384	559,253
Arena Pharmaceuticals Inc.[a,b]	1,920,922	2,727,709
Argos Therapeutics Inc.[a,b]	111,476	546,232
ARIAD Pharmaceuticals Inc.[a,b]	1,309,838	16,294,385
Array BioPharma Inc.[a,b]	125,223	1,100,710
Arrowhead Pharmaceuticals Inc.[a,b]	440,045	682,070
Asterias Biotherapeutics Inc.[a,b]	173,109	796,301
Atara Biotherapeutics Inc.[a,b]	10,237	145,365
Athersys Inc.[a,b]	545,177	834,121
Audentes Therapeutics Inc.[a,b]	35,603	650,467
Avexis Inc.[a,b]	46,131	2,201,833
Axovant Sciences Ltd.[a,b]	195,683	2,430,383
Bellicum Pharmaceuticals Inc.[a,b]	110,419	1,503,907
BioCryst Pharmaceuticals Inc.[a,b]	482,499	3,054,219
BioSpecifics Technologies Corp.[a]	43,406	2,417,714
BioTime Inc.[a,b]	552,944	1,996,128
Bluebird Bio Inc.[a,b]	120,696	7,446,943
Blueprint Medicines Corp.[a,b]	158,130	4,435,546
Cara Therapeutics Inc.[a,b]	21,884	203,302
Cellular Biomedicine Group Inc.[a,b]	64,263	841,845
ChemoCentryx Inc.[a,b]	177,999	1,317,193
Cidara Therapeutics Inc.[a,b]	5,229	54,382
Clovis Oncology Inc.[a,b]	251,297	11,162,613
Coherus Biosciences Inc.[a,b]	232,678	6,549,886
Concert Pharmaceuticals Inc.[a]	51,035	525,150
Corvus Pharmaceuticals Inc.[a]	4,032	57,658
Curis Inc.[a]	891,121	2,744,653
Cytokinetics Inc.[a,b]	269,512	3,274,571

424

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
CytomX Therapeutics Inc.[a]	164,550	$1,808,404
CytRx Corp.[a,b]	703,238	261,745
Dimension Therapeutics Inc.[a]	37,668	163,856
Dyax Corp. [a]	1,121,579	1,244,953
Dynavax Technologies Corp.[a,b]	307,690	1,215,375
Eagle Pharmaceuticals Inc./DEa,b	69,998	5,553,641
Edge Therapeutics Inc.[a,b]	47,564	594,550
Editas Medicine Inc.[a,b]	52,310	848,991
Eiger Biopharmaceuticals Inc.[a,b]	32,229	375,468
Emergent BioSolutions Inc.[a,b]	256,797	8,433,213
Epizyme Inc.[a,b]	227,331	2,750,705
Exact Sciences Corp.[a,b]	836,252	11,172,327
Exelixis Inc.[a,b]	1,112,749	16,591,088
FibroGen Inc.[a,b]	412,819	8,834,327
Five Prime Therapeutics Inc.[a,b]	49,415	2,476,186
Flexion Therapeutics Inc.[a,b]	211,293	4,018,793
Fortress Biotech Inc.[a,b]	259,891	701,706
Foundation Medicine Inc.[a,b]	105,400	1,865,580
Galena Biopharma Inc.[a,b]	80,728	156,612
Genomic Health Inc.[a,b]	147,048	4,321,741
Geron Corp.[a,b]	1,187,767	2,458,678
Global Blood Therapeutics Inc.[a,b]	130,494	1,885,638
GlycoMimetics Inc.[a,b]	91,507	558,193
Halozyme Therapeutics Inc.[a,b]	861,637	8,512,974
Heron Therapeutics Inc.[a,b]	251,702	3,297,296
Idera Pharmaceuticals Inc.[a,b]	748,217	1,122,325
Ignyta Inc.[a]	142,927	757,513
Immune Design Corp.[a,b]	101,335	557,343
ImmunoGen Inc.[a,b]	664,278	1,355,127
Immunomedics Inc.[a,b]	707,672	2,597,156
Infinity Pharmaceuticals Inc.[a]	372,647	503,073
Inotek Pharmaceuticals Corp.[a,b]	119,838	731,012
Inovio Pharmaceuticals Inc.[a,b]	529,567	3,675,195
Insmed Inc.[a,b]	491,367	6,500,785
Insys Therapeutics Inc.[a,b]	189,951	1,747,549
Intellia Therapeutics Inc.[a,b]	53,171	697,072
Invitae Corp.[a,b]	223,952	1,778,179

Security	Shares	Value
Ironwood Pharmaceuticals Inc.[a,b]	1,022,906	$15,640,233
Kadmon Holdings Inc.[a,b]	50,306	269,137
Karyopharm Therapeutics Inc.[a,b]	38,450	361,430
Keryx Biopharmaceuticals Inc.[a,b]	625,429	3,665,014
Kite Pharma Inc.[a,b]	308,921	13,852,018
La Jolla Pharmaceutical Co.[a,b]	108,883	1,908,719
Lexicon Pharmaceuticals Inc.[a,b]	332,433	4,597,548
Ligand Pharmaceuticals Inc.[a,b]	150,176	15,259,383
Lion Biotechnologies Inc.[a,b]	449,675	3,125,241
Loxo Oncology Inc.[a,b]	104,329	3,350,526
MacroGenics Inc.[a]	251,701	5,144,768
MannKind Corp.[a,b]	2,541,469	1,618,153
MediciNova Inc.[a,b]	236,893	1,428,465
Merrimack Pharmaceuticals Inc.[a,b]	601,462	2,453,965
MiMedx Group Inc.[a,b]	804,678	7,129,447
Minerva Neurosciences Inc.[a]	150,622	1,769,808
Mirati Therapeutics Inc.[a]	95,932	455,677
Momenta Pharmaceuticals Inc.[a]	124,654	1,876,043
Myovant Sciences Ltd.[a]	67,374	838,133
Myriad Genetics Inc.[a,b]	533,750	8,897,612
NantKwest Inc.[a,b]	13,567	77,603
Natera Inc.[a,b]	206,179	2,414,356
NewLink Genetics Corp.[a,b]	134,273	1,380,326
Novavax Inc.[a,b]	2,164,117	2,726,787
OncoMed Pharmaceuticals Inc.[a,b]	172,224	1,327,847
Ophthotech Corp.[a,b]	242,508	1,171,314
Organovo Holdings Inc.[a,b]	764,402	2,591,323
Osiris Therapeutics Inc.[a,b]	150,050	736,746
OvaScience Inc.[a]	32,217	49,292
Pfenex Inc.[a,b]	137,940	1,251,116
PharmAthene Inc.[a]	472,517	1,535,680
Portola Pharmaceuticals Inc.[a,b]	357,173	8,014,962
Progenics Pharmaceuticals Inc.[a,b]	547,310	4,728,758

425

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Protagonist Therapeutics Inc.[a,b]	47,045	$1,034,520
Proteostasis Therapeutics Inc.[a,b]	62,011	760,255
Prothena Corp. PLC[a,b]	273,809	13,468,665
Puma Biotechnology Inc.[a,b]	221,673	6,805,361
Ra Pharmaceuticals Inc.[a]	51,979	789,561
Radius Health Inc.[a,b]	249,884	9,503,089
Regulus Therapeutics Inc.[a,b]	295,295	664,414
Repligen Corp.[a,b]	266,722	8,220,372
Rigel Pharmaceuticals Inc.[a,b]	593,164	1,411,730
Sage Therapeutics Inc.[a,b]	237,571	12,130,375
Sangamo BioSciences Inc.[a,b]	549,003	1,674,459
Sarepta Therapeutics Inc.[a,b]	395,158	10,839,184
Selecta Biosciences Inc.[a]	31,632	542,489
Seres Therapeutics Inc.[a,b]	139,565	1,381,693
Sorrento Therapeutics Inc.[a,b]	195,171	956,338
Spark Therapeutics Inc.[a,b]	150,701	7,519,980
Spectrum Pharmaceuticals Inc.[a]	176,273	780,889
Stemline Therapeutics Inc.[a,b]	26,552	284,106
Syndax Pharmaceuticals Inc.[a,b]	17,200	123,324
Synergy Pharmaceuticals Inc.[a,b]	1,428,315	8,698,438
Synthetic Biologics Inc.[a,b]	576,554	439,680
Syros Pharmaceuticals Inc.[a,b]	28,883	351,217
T2 Biosystems Inc.[a,b]	111,335	585,622
TESARO Inc.[a,b]	225,514	30,327,123
TG Therapeutics Inc.[a,b]	292,063	1,358,093
Tokai Pharmaceuticals Inc.[a,b]	75,703	74,030
Trevena Inc.[a]	350,619	2,061,640
TrovaGene Inc.[a,b]	196,688	413,045
Ultragenyx Pharmaceutical Inc.[a,b]	283,807	19,954,470
Vanda Pharmaceuticals Inc.[a]	290,470	4,632,996
Veracyte Inc.[a]	110,197	852,925
Versartis Inc.[a,b]	21,482	320,082
Vital Therapies Inc.[a]	180,343	784,492
Voyager Therapeutics Inc.[a,b]	42,815	545,463
vTv Therapeutics Inc. Class Aa	58,399	282,067
XBiotech Inc.[a,b]	137,966	1,396,216

Security	Shares	Value
Xencor Inc.[a]	285,305	$7,509,228
ZIOPHARM Oncology Inc.[a,b]	963,219	5,153,222

		518,536,251
BUILDING PRODUCTS — 2.15%
AAON Inc.	320,004	10,576,132
Advanced Drainage Systems Inc.	273,693	5,638,076
American Woodmark Corp.[a]	109,315	8,225,954
Apogee Enterprises Inc.	223,892	11,991,655
Armstrong Flooring Inc.[a]	10,787	214,769
Builders FirstSource Inc.[a,b]	662,525	7,267,899
Caesarstone Ltd.[a,b]	189,713	5,435,277
Continental Building Products Inc.[a,b]	278,209	6,426,628
Gibraltar Industries Inc.[a]	160,908	6,701,818
Griffon Corp.	201,260	5,273,012
Insteel Industries Inc.	139,579	4,974,596
Masonite International Corp.[a,b]	240,121	15,799,962
NCI Building Systems Inc.[a,b]	216,204	3,383,593
Patrick Industries Inc.[a,b]	115,135	8,784,800
PGT Innovations Inc.[a]	375,940	4,304,513
Ply Gem Holdings Inc.[a,b]	176,226	2,863,672
Quanex Building Products Corp.	24,202	491,301
Simpson Manufacturing Co. Inc.	327,289	14,318,894
Trex Co. Inc.[a]	233,234	15,020,270
Universal Forest Products Inc.	136,274	13,924,477

		151,617,298
CAPITAL MARKETS — 1.46%
BGC Partners Inc. Class A	1,716,741	17,562,260
Cohen & Steers Inc.	165,183	5,550,149
Cowen Group Inc. Class Aa	11,243	174,267
Diamond Hill Investment Group Inc.	23,988	5,046,595
Evercore Partners Inc. Class A	307,731	21,141,120
Fifth Street Asset Management Inc.	35,135	235,405
Financial Engines Inc.	421,764	15,499,827
GAIN Capital Holdings Inc.	46,778	307,799
GAMCO Investors Inc. Class A	8,243	254,626

426

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Greenhill & Co. Inc.	163,570	$4,530,889
Hennessy Advisors Inc.	21,987	698,087
Houlihan Lokey Inc.	96,445	3,001,368
Investment Technology Group Inc.	33,471	660,718
Ladenburg Thalmann Financial Services Inc.[a,b]	82,767	201,951
Medley Management Inc.	19,484	192,892
Moelis & Co. Class A	147,296	4,993,334
OM Asset Management PLC	218,501	3,168,265
Pzena Investment Management Inc. Class A	82,809	920,008
Silvercrest Asset Management Group Inc.	53,649	705,484
Value Line Inc.	8,178	159,471
Virtu Financial Inc. Class A	183,830	2,932,089
Waddell & Reed Financial Inc. Class A	57,669	1,125,122
Westwood Holdings Group Inc.	63,508	3,809,845
WisdomTree Investments Inc.	903,602	10,066,126

		102,937,697
CHEMICALS — 3.22%
Balchem Corp.	248,118	20,822,063
Chase Corp.	56,052	4,683,145
Chemours Co. (The)	1,205,212	26,623,133
Chemtura Corp.[a]	256,727	8,523,336
Codexis Inc.[a]	256,730	1,180,958
Ferro Corp.[a,b]	656,036	9,400,996
Flotek Industries Inc.[a,b]	431,254	4,049,475
GCP Applied Technologies Inc.[a,b]	472,017	12,626,455
Hawkins Inc.	14,415	777,689
HB Fuller Co.	395,312	19,097,523
Ingevity Corp.[a]	269,712	14,796,400
Innophos Holdings Inc.	135,657	7,089,435
KMG Chemicals Inc.	33,231	1,292,354
Koppers Holdings Inc.[a]	128,215	5,167,065
Minerals Technologies Inc.	147,313	11,379,929
OMNOVA Solutions Inc.[a,b]	212,494	2,124,940
PolyOne Corp.	661,656	21,199,458
Quaker Chemical Corp.	76,606	9,800,972
Rayonier Advanced Materials Inc.	204,521	3,161,895

Security	Shares	Value
Sensient Technologies Corp.	351,137	$27,592,345
Stepan Co.	15,692	1,278,584
Trecora Resources[a,b]	127,497	1,765,833
Trinseo SA	214,644	12,728,389
Valhi Inc.	12,607	43,620

		227,205,992
COMMERCIAL SERVICES & SUPPLIES — 3.49%
Advanced Disposal Services Inc.[a,b]	121,689	2,703,930
Aqua Metals Inc.[a,b]	87,699	1,149,734
Brady Corp. Class A	274,530	10,308,602
Brink’s Co. (The)	355,234	14,653,402
Deluxe Corp.	385,587	27,611,885
G&K Services Inc. Class A	117,127	11,296,899
Healthcare Services Group Inc.	554,939	21,736,961
Heritage-Crystal Clean Inc.[a]	52,177	819,179
Herman Miller Inc.	473,519	16,194,350
HNI Corp.	357,142	19,971,381
InnerWorkings Inc.[a]	280,663	2,764,531
Interface Inc.	453,306	8,408,826
Kimball International Inc. Class B	246,402	4,326,819
Knoll Inc.	378,952	10,584,129
Matthews International Corp. Class A	252,805	19,428,064
Mobile Mini Inc.	258,863	7,830,606
MSA Safety Inc.	167,093	11,584,558
Multi-Color Corp.	107,149	8,314,762
Quad/Graphics Inc.	122,557	3,294,332
SP Plus Corp.[a,b]	130,202	3,665,186
Steelcase Inc. Class A	680,712	12,184,745
Team Inc.[a,b]	212,248	8,330,734
Tetra Tech Inc.	75,474	3,256,703
U.S. Ecology Inc.	172,165	8,461,910
UniFirst Corp./MA	11,520	1,654,848
Viad Corp.	91,454	4,033,121
West Corp.	51,117	1,265,657

		245,835,854
COMMUNICATIONS EQUIPMENT — 2.24%
ADTRAN Inc.	250,255	5,593,199
Aerohive Networks Inc.[a]	187,100	1,066,470
CalAmp Corp.[a,b]	282,643	4,098,323

427

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Ciena Corp.[a,b]	1,084,801	$26,479,992
Clearfield Inc.[a]	92,135	1,907,194
Extreme Networks Inc.[a,b]	821,938	4,134,348
Infinera Corp.[a,b]	779,881	6,621,190
InterDigital Inc./PA	273,219	24,958,556
Lumentum Holdings Inc.[a]	399,517	15,441,332
NETGEAR Inc.[a]	169,996	9,239,283
Oclaro Inc.[a,b]	760,674	6,808,032
Plantronics Inc.	261,685	14,329,871
Quantenna Communications Inc.[a,b]	22,941	415,920
ShoreTel Inc.[a,b]	120,010	858,072
Silicom Ltd.	11,318	465,057
Sonus Networks Inc.[a]	48,119	303,150
Ubiquiti Networks Inc.[a,b]	204,607	11,826,285
ViaSat Inc.[a,b]	355,552	23,544,653

		158,090,927
CONSTRUCTION & ENGINEERING — 1.23%
Argan Inc.	106,173	7,490,505
Comfort Systems USA Inc.	292,317	9,734,156
Dycom Industries Inc.[a,b]	241,651	19,402,159
EMCOR Group Inc.	79,752	5,643,252
Granite Construction Inc.	236,816	13,024,880
Great Lakes Dredge & Dock Corp.[a]	39,234	164,783
IES Holdings Inc.[a,b]	57,250	1,096,337
MasTec Inc.[a]	522,115	19,970,899
NV5 Global Inc.[a,b]	43,618	1,456,841
Orion Group Holdings Inc.[a]	19,372	192,751
Primoris Services Corp.	317,396	7,230,281
Tutor Perini Corp.[a,b]	46,211	1,293,908

		86,700,752
CONSTRUCTION MATERIALS — 0.54%
Forterra Inc.[a,b]	128,352	2,780,104
Headwaters Inc.[a]	573,620	13,491,542
Summit Materials Inc. Class Aa	607,784	14,459,190
U.S. Concrete Inc.[a,b]	113,186	7,413,683
U.S. Lime & Minerals Inc.	1,866	141,350

		38,285,869
CONSUMER FINANCE — 0.25%
FirstCash Inc.	217,716	10,232,652
Green Dot Corp. Class Aa	59,369	1,398,140

Security	Shares	Value
LendingClub Corp.[a,b]	1,160,577	$6,093,029
Regional Management Corp.[a,b]	6,776	178,073

		17,901,894
CONTAINERS & PACKAGING — 0.12%
AEP Industries Inc.	31,803	3,692,329
Multi Packaging Solutions International Ltd.[a,b]	166,369	2,372,422
Myers Industries Inc.	170,151	2,433,159

		8,497,910
DISTRIBUTORS — 0.22%
Core-Mark Holding Co. Inc.	361,163	15,555,290
Weyco Group Inc.	2,810	87,953

		15,643,243
DIVERSIFIED CONSUMER SERVICES — 1.37%
Bright Horizons Family Solutions Inc.[a]	346,298	24,247,786
Capella Education Co.	83,141	7,299,780
Carriage Services Inc.	107,364	3,074,905
Chegg Inc.[a,b]	271,363	2,002,659
Collectors Universe Inc.	61,397	1,303,458
Grand Canyon Education Inc.[a]	354,355	20,712,050
Houghton Mifflin Harcourt Co.[a]	653,998	7,095,878
Liberty Tax Inc.	44,263	593,124
LifeLock Inc.[a]	666,499	15,942,656
Sotheby’sb	222,894	8,884,555
Strayer Education Inc.[a,b]	37,202	2,999,597
Weight Watchers International Inc.[a,b]	201,463	2,306,752

		96,463,200
DIVERSIFIED FINANCIAL SERVICES — 0.00%
PICO Holdings Inc.[a]	15,815	239,597

		239,597
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.66%
Cogent Communications Holdings Inc.	327,748	13,552,380
Consolidated Communications Holdings Inc.	272,727	7,322,720
Fairpoint Communications Inc.[a,b]	132,747	2,482,369
General Communication Inc. Class Aa	213,159	4,145,942

428

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Globalstar Inc.[a,b]	1,835,988	$2,900,861
IDT Corp. Class B	83,656	1,550,982
Inteliquent Inc.	259,039	5,937,174
Lumos Networks Corp.[a,b]	12,799	199,920
ORBCOMM Inc.[a,b]	467,638	3,867,366
Straight Path Communications Inc. Class Ba,b	75,968	2,576,075
Vonage Holdings Corp.[a,b]	175,048	1,199,079
Windstream Holdings Inc.[b]	86,169	631,619

		46,366,487
ELECTRIC UTILITIES — 0.13%
MGE Energy Inc.	127,223	8,307,662
Spark Energy Inc. Class A	40,138	1,216,181

		9,523,843
ELECTRICAL EQUIPMENT — 0.80%
Allied Motion Technologies Inc.	47,123	1,007,961
Atkore International Group Inc.[a,b]	55,584	1,329,013
AZZ Inc.	204,263	13,052,406
Energous Corp.[a,b]	116,938	1,970,405
EnerSys	101,350	7,915,435
Generac Holdings Inc.[a,b]	515,184	20,988,596
General Cable Corp.	355,436	6,771,056
LSI Industries Inc.	25,097	244,445
Plug Power Inc.[a,b]	932,601	1,119,121
Power Solutions International Inc.[a,b]	28,317	212,378
TPI Composites Inc.[a]	2,841	45,570
Vicor Corp.[a]	115,203	1,739,565

		56,395,951
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.39%
Agilysys Inc.[a]	9,956	103,144
Badger Meter Inc.	221,948	8,200,978
Belden Inc.	330,640	24,721,953
Coherent Inc.[a]	190,851	26,220,065
ePlus Inc.[a]	35,941	4,140,403
Fabrinet[a]	276,097	11,126,709
FARO Technologies Inc.[a]	34,029	1,225,044
II-VI Inc.[a]	132,954	3,942,086
Itron Inc.[a]	263,708	16,574,048

Security	Shares	Value
Littelfuse Inc.	174,525	$26,487,659
Mesa Laboratories Inc.[b]	23,555	2,891,376
Methode Electronics Inc.	263,022	10,875,960
MTS Systems Corp.	120,788	6,848,680
Novanta Inc.[a]	67,495	1,417,395
RadiSys Corp.[a,b]	264,184	1,170,335
Rogers Corp.[a]	49,473	3,800,021
Universal Display Corp.[a,b]	327,076	18,414,379

		168,160,235
ENERGY EQUIPMENT & SERVICES — 0.51%
Mammoth Energy Services Inc.[a]	3,946	59,979
PHI Inc. NVS[a]	7,833	141,151
RigNet Inc.[a,b]	7,984	184,829
Smart Sand Inc.[a]	5,952	98,506
TETRA Technologies Inc.[a,b]	465,867	2,338,652
U.S. Silica Holdings Inc.	587,057	33,274,391

		36,097,508
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.93%
Acadia Realty Trust[b]	134,626	4,399,578
Alexander’s Inc.[b]	15,832	6,758,206
American Assets Trust Inc.	108,098	4,656,862
Armada Hoffler Properties Inc.[b]	234,245	3,412,950
CareTrust REIT Inc.[b]	507,495	7,774,823
Chesapeake Lodging Trust[b]	126,880	3,281,117
City Office REIT Inc.[b]	132,447	1,744,327
CoreSite Realty Corp.	264,222	20,971,300
DuPont Fabros Technology Inc.[b]	589,343	25,889,838
EastGroup Properties Inc.	238,406	17,603,899
Education Realty Trust Inc.[b]	73,229	3,097,587
FelCor Lodging Trust Inc.[b]	943,822	7,560,014
First Industrial Realty Trust Inc.	202,080	5,668,344
Four Corners Property Trust Inc.[b]	240,396	4,932,926
GEO Group Inc. (The)[b]	127,427	4,578,452
Global Medical REIT Inc.	58,195	519,099
Gramercy Property Trust[b]	496,415	4,557,090
Hersha Hospitality Trust	18,635	400,652
iStar Inc.[a,b]	542,283	6,708,041

429

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
LTC Properties Inc.	256,589	$12,054,551
MedEquities Realty Trust Inc.	81,398	903,518
Medical Properties Trust Inc.[b]	789,594	9,712,006
Monmouth Real Estate Investment Corp.	88,500	1,348,740
National Health Investors Inc.[b]	293,754	21,787,734
National Storage Affiliates Trust[b]	29,304	646,739
Pennsylvania REIT[b]	157,186	2,980,247
Physicians Realty Trust[b]	550,393	10,435,451
Potlatch Corp.[b]	321,318	13,382,895
PS Business Parks Inc.	155,886	18,163,837
QTS Realty Trust Inc. Class A	369,590	18,350,143
Retail Opportunity Investments Corp.[b]	619,054	13,080,611
Rexford Industrial Realty Inc.[b]	201,267	4,667,382
Ryman Hospitality Properties Inc.[b]	342,494	21,580,547
Sabra Health Care REIT Inc.[b]	83,242	2,032,770
Saul Centers Inc.	67,675	4,507,832
STAG Industrial Inc.	600,938	14,344,390
Terreno Realty Corp.	92,155	2,625,496
UMH Properties Inc.[b]	57,618	867,151
Universal Health Realty Income Trust[b]	86,970	5,704,362
Urban Edge Properties[b]	707,559	19,464,948
Urstadt Biddle Properties Inc. Class A	190,959	4,604,021
Washington Prime Group Inc.[b]	315,892	3,288,436
Washington REIT[b]	200,935	6,568,565

		347,617,477
FOOD & STAPLES RETAILING — 0.35%
Chefs’ Warehouse Inc. (The)[a,b]	141,365	2,233,567
Performance Food Group Co.[a,b]	296,470	7,115,280
PriceSmart Inc.	157,842	13,179,807
Smart & Final Stores Inc.[a,b]	129,795	1,830,109

		24,358,763
FOOD PRODUCTS — 1.56%
AdvancePierre Foods Holdings Inc.	109,414	3,258,349
Alico Inc.	2,943	79,903

Security	Shares	Value
Amplify Snack Brands Inc.[a,b]	232,696	$2,050,052
B&G Foods Inc.	518,354	22,703,905
Cal-Maine Foods Inc.[b]	189,253	8,360,251
Calavo Growers Inc.	122,343	7,511,860
Darling Ingredients Inc.[a]	355,453	4,588,898
Dean Foods Co.	361,112	7,865,019
Farmer Bros. Co.[a,b]	64,018	2,349,461
Fresh Del Monte Produce Inc.	14,309	867,555
Freshpet Inc.[a,b]	176,996	1,796,509
Inventure Foods Inc.[a,b]	151,738	1,494,619
J&J Snack Foods Corp.	118,414	15,799,980
John B Sanfilippo & Son Inc.	19,278	1,356,978
Lancaster Colony Corp.	148,104	20,940,425
Landec Corp.[a]	47,785	659,433
Lifeway Foods Inc.[a]	37,811	435,205
Limoneira Co.	87,684	1,886,083
Omega Protein Corp.[a]	9,082	227,504
Tootsie Roll Industries Inc.[b]	136,689	5,433,388

		109,665,377
GAS UTILITIES — 0.11%
Chesapeake Utilities Corp.	14,357	961,201
New Jersey Resources Corp.	55,732	1,978,486
Southwest Gas Corp.	39,451	3,022,736
WGL Holdings Inc.	20,539	1,566,715

		7,529,138
HEALTH CARE EQUIPMENT & SUPPLIES — 5.00%
Abaxis Inc.	172,682	9,112,429
Accuray Inc.[a,b]	632,601	2,909,965
Analogic Corp.	9,840	816,228
Anika Therapeutics Inc.[a,b]	89,929	4,402,924
AtriCure Inc.[a,b]	195,041	3,816,952
Atrion Corp.	10,834	5,495,005
Avinger Inc.[a]	142,563	527,483
AxoGen Inc.[a]	205,130	1,846,170
Cantel Medical Corp.	282,404	22,239,315
Cardiovascular Systems Inc.[a,b]	252,463	6,112,129
Cerus Corp.[a,b]	695,508	3,025,460
ConforMIS Inc.[a,b]	280,780	2,274,318

430

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Corindus Vascular Robotics Inc.[a,b]	419,253	$292,806
CryoLife Inc.	163,012	3,121,680
Cutera Inc.[a]	94,407	1,637,961
Cynosure Inc. Class Aa,b	186,919	8,523,506
Endologix Inc.[a,b]	642,200	3,673,384
Entellus Medical Inc.[a,b]	61,045	1,158,024
GenMark Diagnostics Inc.[a,b]	345,176	4,224,954
Glaukos Corp.[a,b]	132,155	4,532,917
Globus Medical Inc. Class Aa,b	552,410	13,705,292
ICU Medical Inc.[a,b]	79,196	11,669,531
Inogen Inc.[a,b]	128,605	8,638,398
Insulet Corp.[a,b]	454,794	17,136,638
Integra LifeSciences Holdings Corp.[a,b]	239,009	20,504,582
InVivo Therapeutics Holdings Corp.[a,b]	252,136	1,058,971
iRadimed Corp.[a,b]	30,866	342,613
iRhythm Technologies Inc.[a,b]	48,463	1,453,890
IRIDEX Corp.[a,b]	57,478	808,141
K2M Group Holdings Inc.[a,b]	65,084	1,304,283
LeMaitre Vascular Inc.	107,081	2,713,433
Masimo Corp.[a]	322,046	21,705,900
Meridian Bioscience Inc.[b]	283,860	5,024,322
Merit Medical Systems Inc.[a,b]	132,736	3,517,504
Natus Medical Inc.[a,b]	256,222	8,916,526
Neogen Corp.[a,b]	287,212	18,955,992
Nevro Corp.[a,b]	189,932	13,800,459
Novocure Ltd.[a,b]	402,447	3,159,209
NuVasive Inc.[a,b]	390,700	26,317,552
NxStage Medical Inc.[a]	501,953	13,156,188
Obalon Therapeutics Inc.[a,b]	32,749	289,829
OraSure Technologies Inc.[a]	430,869	3,783,030
Orthofix International NVa	138,418	5,007,963
Oxford Immunotec Global PLC[a,b]	175,951	2,630,468
Penumbra Inc.[a,b]	201,270	12,841,026
Quidel Corp.[a,b]	199,204	4,266,950
Rockwell Medical Inc.[a,b]	341,508	2,236,877
Second Sight Medical Products Inc.[a,b]	120,367	237,123
Senseonics Holdings Inc.[a,b]	211,928	565,848
Spectranetics Corp. (The)[a,b]	337,896	8,278,452

Security	Shares	Value
STAAR Surgical Co.[a,b]	319,306	$3,464,470
SurModics Inc.[a]	104,311	2,649,499
Tactile Systems Technology Inc.[a,b]	27,562	452,292
Tandem Diabetes Care Inc.[a,b]	147,503	317,131
TransEnterix Inc.[a,b]	78,786	102,422
Utah Medical Products Inc.	27,323	1,987,748
Vascular Solutions Inc.[a]	133,259	7,475,830
ViewRay Inc.[a,b]	50,956	159,492
Zeltiq Aesthetics Inc.[a,b]	280,327	12,199,831

		352,579,315
HEALTH CARE PROVIDERS & SERVICES — 3.08%
AAC Holdings Inc.[a]	79,192	573,350
Aceto Corp.	204,725	4,497,808
Addus HomeCare Corp.[a]	7,598	266,310
Adeptus Health Inc. Class Aa,b	107,532	821,544
Air Methods Corp.[a,b]	267,035	8,505,065
Almost Family Inc.[a]	15,587	687,387
Amedisys Inc.[a,b]	220,372	9,394,458
American Renal Associates Holdings Inc.[a,b]	60,579	1,289,121
AMN Healthcare Services Inc.[a,b]	374,240	14,389,528
BioScrip Inc.[a,b]	105,041	109,243
BioTelemetry Inc.[a,b]	214,125	4,785,694
Capital Senior Living Corp.[a,b]	222,091	3,564,561
Chemed Corp.	127,536	20,458,050
Civitas Solutions Inc.[a,b]	118,858	2,365,274
CorVel Corp.[a,b]	79,147	2,896,780
Cross Country Healthcare Inc.[a,b]	253,827	3,962,239
Diplomat Pharmacy Inc.[a]	361,919	4,560,179
Ensign Group Inc. (The)	377,500	8,384,275
Fulgent Genetics Inc.[a,b]	24,162	279,554
Genesis Healthcare Inc.[a]	164,269	698,143
HealthEquity Inc.[a,b]	341,192	13,825,100
HealthSouth Corp.	699,531	28,848,658
Landauer Inc.	76,109	3,660,843
LHC Group Inc.[a,b]	7,804	356,643
Magellan Health Inc.[a]	130,723	9,836,906
Molina Healthcare Inc.[a,b]	227,536	12,346,103
National Research Corp. Class A	57,305	1,088,795

431

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Nobilis Health Corp.[a,b]	31,212	$65,545
Owens & Minor Inc.	58,239	2,055,254
Providence Service Corp. (The)[a]	102,319	3,893,238
Quorum Health Corp.[a]	237,558	1,727,047
RadNet Inc.[a]	294,107	1,896,990
Select Medical Holdings Corp.[a]	63,266	838,275
Surgery Partners Inc.[a,b]	86,417	1,369,709
Surgical Care Affiliates Inc.[a,b]	212,295	9,822,890
Team Health Holdings Inc.[a]	534,960	23,244,012
Teladoc Inc.[a,b]	166,425	2,746,013
U.S. Physical Therapy Inc.	95,793	6,724,669

		216,835,253
HEALTH CARE TECHNOLOGY — 0.90%
Castlight Health Inc.[a]	324,087	1,604,231
Computer Programs & Systems Inc.[b]	89,809	2,119,492
Cotiviti Holdings Inc.[a,b]	75,388	2,593,347
HealthStream Inc.[a,b]	204,167	5,114,383
HMS Holdings Corp.[a,b]	666,113	12,096,612
Medidata Solutions Inc.[a,b]	433,406	21,527,276
NantHealth Inc.[a,b]	42,375	421,208
Omnicell Inc.[a,b]	281,395	9,539,290
Quality Systems Inc.	405,705	5,335,021
Tabula Rasa HealthCare Inc.[a]	32,770	490,895
Vocera Communications Inc.[a]	135,350	2,502,622

		63,344,377
HOTELS, RESTAURANTS & LEISURE — 4.78%
Biglari Holdings Inc.[a]	728	344,490
BJ’s Restaurants Inc.[a]	184,578	7,253,915
Bloomin’ Brands Inc.	821,051	14,803,550
Bob Evans Farms Inc./DE	156,791	8,342,849
Bojangles’ Inc.[a]	79,632	1,485,137
Boyd Gaming Corp.[a,b]	650,816	13,126,959
Buffalo Wild Wings Inc.[a]	150,911	23,300,658
Carrols Restaurant Group Inc.[a]	235,483	3,591,116
Century Casinos Inc.[a,b]	75,731	623,266
Cheesecake Factory Inc. (The)	358,113	21,443,806

Security	Shares	Value
Churchill Downs Inc.	106,469	$16,018,261
Chuy’s Holdings Inc.[a,b]	128,884	4,182,286
ClubCorp Holdings Inc.	507,507	7,282,725
Cracker Barrel Old Country Store Inc.[b]	143,234	23,917,213
Dave & Buster’s Entertainment Inc.[a,b]	298,869	16,826,325
Del Frisco’s Restaurant Group Inc.[a]	11,535	196,095
Denny’s Corp.[a,b]	439,854	5,643,327
DineEquity Inc.	79,770	6,142,290
Eldorado Resorts Inc.[a,b]	207,842	3,522,922
Empire Resorts Inc.[a,b]	2,068	47,047
Fiesta Restaurant Group Inc.[a,b]	172,054	5,135,812
Golden Entertainment Inc.	16,434	199,016
Habit Restaurants Inc. (The)[a,b]	107,250	1,850,062
ILG Inc.	86,815	1,577,429
Isle of Capri Casinos Inc.[a]	197,748	4,882,398
Jack in the Box Inc.	200,511	22,385,048
Jamba Inc.[a,b]	98,796	1,017,599
Kona Grill Inc.[a,b]	36,239	454,799
La Quinta Holdings Inc.[a]	139,869	1,987,538
Lindblad Expeditions Holdings Inc.[a,b]	119,388	1,128,217
Marriott Vacations Worldwide Corp.	10,746	911,798
Nathan’s Famous Inc.[a]	24,555	1,593,619
Noodles & Co.[a]	66,745	273,654
Papa John’s International Inc.	214,951	18,395,507
Penn National Gaming Inc.[a,b]	507,451	6,997,749
Pinnacle Entertainment Inc.[a,b]	36,700	532,150
Planet Fitness Inc. Class A	207,095	4,162,609
Popeyes Louisiana Kitchen Inc.[a,b]	161,885	9,790,805
Potbelly Corp.[a,b]	186,904	2,411,062
Red Robin Gourmet Burgers Inc.[a,b]	19,334	1,090,438
Red Rock Resorts Inc. Class A	237,009	5,496,239
Ruth’s Hospitality Group Inc.	251,517	4,602,761
Scientific Games Corp. Class Aa,b	412,306	5,772,284

432

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
SeaWorld Entertainment Inc.	528,932	$10,012,683
Shake Shack Inc. Class Aa,b	125,201	4,480,944
Sonic Corp.	350,222	9,284,385
Texas Roadhouse Inc.	522,540	25,207,330
Wingstop Inc.	124,803	3,692,921
Zoe’s Kitchen Inc.[a,b]	151,992	3,646,288

		337,067,381
HOUSEHOLD DURABLES — 1.19%
Bassett Furniture Industries Inc.	45,069	1,370,098
Cavco Industries Inc.[a]	66,714	6,661,393
Century Communities Inc.[a]	8,984	188,664
Ethan Allen Interiors Inc.	194,562	7,169,610
Helen of Troy Ltd.[a,b]	220,902	18,655,174
Hooker Furniture Corp.	5,685	215,746
Installed Building Products Inc.[a]	159,330	6,580,329
iRobot Corp.[a,b]	211,447	12,359,077
KB Home	143,222	2,264,340
La-Z-Boy Inc.	162,981	5,060,560
LGI Homes Inc.[a,b]	115,124	3,307,512
Libbey Inc.	14,201	276,351
M/I Homes Inc.[a]	35,394	891,221
MDC Holdings Inc.	125,826	3,228,695
Meritage Homes Corp.[a,b]	21,127	735,220
New Home Co. Inc. (The)[a,b]	20,076	235,090
Taylor Morrison Home Corp. Class Aa,b	239,943	4,621,302
TopBuild Corp.[a,b]	41,763	1,486,763
TRI Pointe Group Inc.[a,b]	69,204	794,462
UCP Inc. Class Aa	6,622	79,795
Universal Electronics Inc.[a,b]	111,669	7,208,234
ZAGG Inc.[a]	24,542	174,248

		83,563,884
HOUSEHOLD PRODUCTS — 0.44%
Central Garden & Pet Co.[a,b]	9,718	321,568
Central Garden & Pet Co. Class Aa	31,803	982,713
HRG Group Inc.[a]	935,596	14,557,874
Orchids Paper Products Co.[b]	71,365	1,868,336
WD-40 Co.	111,014	12,977,536

		30,708,027

Security	Shares	Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.22%
Ormat Technologies Inc.	139,317	$7,470,178
Pattern Energy Group Inc.	421,171	7,998,037

		15,468,215
INDUSTRIAL CONGLOMERATES — 0.06%
Raven Industries Inc.	178,734	4,504,097

		4,504,097
INSURANCE — 0.99%
AMERISAFE Inc.	111,414	6,946,663
Atlas Financial Holdings Inc.[a]	40,348	728,281
Crawford & Co. Class Bb	97,991	1,230,767
eHealth Inc.[a,b]	140,139	1,492,480
Kinsale Capital Group Inc.	7,659	260,483
Maiden Holdings Ltd.	71,792	1,252,770
National General Holdings Corp.	224,936	5,621,151
Patriot National Inc.[a,b]	82,941	385,676
Primerica Inc.	357,186	24,699,412
RLI Corp.[b]	247,549	15,627,768
State National Companies Inc.	18,052	250,201
Third Point Reinsurance Ltd.[a]	37,201	429,671
Trupanion Inc.[a,b]	114,366	1,774,960
United Insurance Holdings Corp.	98,094	1,485,143
Universal Insurance Holdings Inc.	188,604	5,356,354
WMIH Corp.[a,b]	1,612,136	2,498,811

		70,040,591
INTERNET & DIRECT MARKETING RETAIL — 0.98%
1-800-Flowers.com Inc. Class Aa,b	57,985	620,439
Blue Nile Inc.	88,002	3,575,521
Duluth Holdings Inc.[a,b]	77,475	1,967,865
Etsy Inc.[a,b]	827,764	9,751,060
Gaia Inc.[a,b]	24,855	214,996
HSN Inc.	248,183	8,512,677
Liberty TripAdvisor Holdings Inc. Class Aa,b	571,956	8,607,938
NutriSystem Inc.	230,858	7,999,230
Overstock.com Inc.[a,b]	105,283	1,842,452
PetMed Express Inc.	157,945	3,643,791
Shutterfly Inc.[a,b]	272,432	13,670,638

433

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Wayfair Inc. Class Aa,b	248,674	$8,716,024

		69,122,631
INTERNET SOFTWARE & SERVICES — 4.23%
2U Inc.[a,b]	289,964	8,742,415
Alarm.com Holdings Inc.[a,b]	81,057	2,255,816
Amber Road Inc.[a]	141,871	1,288,189
Angie’s List Inc.[a,b]	310,427	2,554,814
Appfolio Inc.[a]	61,858	1,475,313
Apptio Inc. Class Aa,b	41,056	760,768
Autobytel Inc.[a]	13,358	179,665
Benefitfocus Inc.[a,b]	101,446	3,012,946
Blucora Inc.[a]	61,923	913,364
Box Inc. Class Aa	387,661	5,372,981
Brightcove Inc.[a,b]	233,867	1,882,629
Carbonite Inc.[a]	142,553	2,337,869
Care.com Inc.[a,b]	108,690	931,473
ChannelAdvisor Corp.[a]	170,329	2,444,221
Cimpress NVa,b	198,427	18,177,897
comScore Inc.[a,b]	376,379	11,886,049
Cornerstone OnDemand Inc.[a]	397,023	16,798,043
Coupa Software Inc.[a,b]	50,594	1,265,356
DHI Group Inc.[a]	391,970	2,449,813
EarthLink Holdings Corp.	833,037	4,698,329
Endurance International Group Holdings Inc.[a,b]	473,342	4,402,081
Envestnet Inc.[a,b]	326,610	11,513,002
Five9 Inc.[a]	262,180	3,720,334
Gogo Inc.[a,b]	446,421	4,116,002
GrubHub Inc.[a,b]	636,917	23,960,818
GTT Communications Inc.[a,b]	207,494	5,965,453
Hortonworks Inc.[a,b]	320,613	2,664,294
Instructure Inc.[a,b]	83,106	1,624,722
IntraLinks Holdings Inc.[a]	17,947	242,643
j2 Global Inc.	371,315	30,373,567
LivePerson Inc.[a]	423,962	3,200,913
LogMeIn Inc.	199,135	19,226,484
MeetMe Inc.[a,b]	284,200	1,401,106
MINDBODY Inc. Class Aa	113,864	2,425,303
New Relic Inc.[a,b]	173,666	4,906,065
NIC Inc.	500,618	11,964,770
Numerex Corp. Class Aa	18,327	135,620
Q2 Holdings Inc.[a,b]	202,371	5,838,403
Quotient Technology Inc.[a,b]	506,854	5,448,681

Security	Shares	Value
Reis Inc.	48,930	$1,088,693
Shutterstock Inc.[a,b]	149,344	7,096,827
SPS Commerce Inc.[a]	130,621	9,129,102
Stamps.com Inc.[a,b]	127,934	14,667,633
TechTarget Inc.[a,b]	37,816	322,570
Trade Desk Inc. (The) Class Aa	11,560	319,865
TrueCar Inc.[a,b]	428,182	5,352,275
Web.com Group Inc.[a,b]	336,058	7,107,627
WebMD Health Corp.[a,b]	295,170	14,631,577
Xactly Corp.[a]	179,268	1,971,948
XO Group Inc.[a]	201,668	3,922,443

		298,168,771
IT SERVICES — 3.12%
Acxiom Corp.[a,b]	300,479	8,052,837
ALJ Regional Holdings Inc.[a,b]	141,167	619,723
Blackhawk Network Holdings Inc.[a,b]	433,095	16,316,854
Cardtronics PLC Class Aa,b	356,452	19,451,586
Cass Information Systems Inc.	53,115	3,907,671
Convergys Corp.	355,231	8,724,473
CSG Systems International Inc.	252,836	12,237,262
Datalink Corp.[a]	10,500	118,230
EPAM Systems Inc.[a]	380,123	24,445,710
EVERTEC Inc.	409,844	7,274,731
ExlService Holdings Inc.[a]	256,560	12,940,886
Forrester Research Inc.	78,370	3,365,991
Hackett Group Inc. (The)	179,423	3,168,610
Information Services Group Inc.[a]	236,708	861,617
Lionbridge Technologies Inc.[a]	448,885	2,603,533
MAXIMUS Inc.	506,165	28,238,945
NeuStar Inc. Class Aa,b	119,457	3,989,864
Perficient Inc.[a]	198,738	3,475,928
PFSweb Inc.[a]	105,275	894,838
Planet Payment Inc.[a]	344,519	1,405,638
Science Applications International Corp.	333,605	28,289,704
ServiceSource International Inc.[a]	306,274	1,739,636
Syntel Inc.	255,762	5,061,530
TeleTech Holdings Inc.	130,188	3,970,734

434

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Travelport Worldwide Ltd.	677,976	$9,559,462
Unisys Corp.[a,b]	268,729	4,017,499
Virtusa Corp.[a,b]	217,894	5,473,497

		220,206,989
LEISURE PRODUCTS — 0.45%
Acushnet Holdings Corp.[a,b]	100,450	1,979,870
American Outdoor Brands Corp.[a]	432,096	9,108,584
Arctic Cat Inc.	41,857	628,692
Callaway Golf Co.	278,892	3,056,656
Malibu Boats Inc. Class Aa,b	143,287	2,733,916
Marine Products Corp.	84,323	1,169,560
MCBC Holdings Inc.	58,769	856,852
Nautilus Inc.[a,b]	244,020	4,514,370
Sturm Ruger & Co. Inc.[b]	146,872	7,740,154

		31,788,654
LIFE SCIENCES TOOLS & SERVICES — 1.29%
Accelerate Diagnostics Inc.[a,b]	171,347	3,555,450
Albany Molecular Research Inc.[a,b]	97,802	1,834,766
Cambrex Corp.[a]	251,918	13,590,976
ChromaDex Corp.[a,b]	218,232	722,348
Enzo Biochem Inc.[a]	297,072	2,061,680
Fluidigm Corp.[a,b]	217,208	1,581,274
INC Research Holdings Inc.[a]	326,478	17,172,743
Luminex Corp.[a]	129,713	2,624,094
Medpace Holdings Inc.[a,b]	45,530	1,642,267
NanoString Technologies Inc.[a]	117,245	2,614,563
NeoGenomics Inc.[a,b]	420,492	3,603,616
Pacific Biosciences of California Inc.[a,b]	638,867	2,427,695
PAREXEL International Corp.[a,b]	414,064	27,212,286
PRA Health Sciences Inc.[a]	191,410	10,550,519

		91,194,277
MACHINERY — 4.02%
Actuant Corp. Class Ab	223,045	5,788,018
Alamo Group Inc.	17,404	1,324,444
Albany International Corp. Class A	34,191	1,583,043
Altra Industrial Motion Corp.	165,933	6,122,928
Astec Industries Inc.	71,621	4,831,553

Security	Shares	Value
Blue Bird Corp.[a,b]	4,764	$73,604
CLARCOR Inc.	375,510	30,968,310
Douglas Dynamics Inc.	148,644	5,001,871
Energy Recovery Inc.[a,b]	274,389	2,839,926
EnPro Industries Inc.	170,017	11,452,345
ExOne Co. (The)[a,b]	10,728	100,199
Franklin Electric Co. Inc.	340,643	13,251,013
Global Brass & Copper Holdings Inc.	152,160	5,219,088
Gorman-Rupp Co. (The)	120,334	3,724,337
Hillenbrand Inc.	466,885	17,905,040
Hyster-Yale Materials Handling Inc.	23,522	1,499,998
John Bean Technologies Corp.	230,367	19,800,044
Kadant Inc.	14,400	881,280
Lindsay Corp.[b]	73,548	5,487,416
Lydall Inc.[a]	131,048	8,105,319
Milacron Holdings Corp.[a,b]	100,439	1,871,178
Miller Industries Inc./TN	8,139	215,276
Mueller Industries Inc.	319,458	12,765,542
Mueller Water Products Inc. Class A	1,229,142	16,359,880
Navistar International Corp.[a,b]	25,591	802,790
Omega Flex Inc.	22,988	1,281,811
Proto Labs Inc.[a,b]	194,369	9,980,848
RBC Bearings Inc.[a,b]	179,339	16,644,453
Rexnord Corp.[a,b]	502,740	9,848,677
Standex International Corp.	76,930	6,758,300
Sun Hydraulics Corp.	164,018	6,555,799
Supreme Industries Inc. Class A	56,774	891,352
Tennant Co.	130,199	9,270,169
Wabash National Corp.[a,b]	137,449	2,174,443
Watts Water Technologies Inc. Class A	204,181	13,312,601
Woodward Inc.	417,530	28,830,446

		283,523,341
MARINE — 0.08%
Matson Inc.	152,557	5,398,992

		5,398,992

435

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
MEDIA — 1.14%
AMC Entertainment Holdings Inc. Class A	57,837	$1,946,207
Central European Media Enterprises Ltd. Class Aa,b	613,682	1,564,889
Daily Journal Corp.[a,b]	6,057	1,464,583
Entravision Communications Corp. Class A	516,370	3,614,590
Global Eagle Entertainment Inc.[a,b]	25,628	165,557
Gray Television Inc.[a,b]	319,668	3,468,398
Hemisphere Media Group Inc.[a,b]	36,142	404,790
IMAX Corp.[a,b]	464,489	14,584,955
Liberty Media Corp.-Liberty Braves Class Aa,b	4,825	98,864
Liberty Media Corp.-Liberty Braves Class Ca,b	16,338	336,399
Liberty Media Corp.-Liberty Media Class Aa,b	29,336	919,684
Liberty Media Corp.-Liberty Media Class Ca	61,737	1,934,220
Loral Space & Communications Inc.[a,b]	101,936	4,184,473
MDC Partners Inc. Class A	124,434	815,043
MSG Networks Inc. Class Aa	160,653	3,454,039
New Media Investment Group Inc.	48,549	776,298
Nexstar Broadcasting Group Inc. Class Ab	236,011	14,939,496
Radio One Inc. Class Da	171,817	498,269
Reading International Inc. Class Aa	31,890	529,374
Sinclair Broadcast Group Inc. Class A	521,508	17,392,292
Townsquare Media Inc. Class Aa	6,177	64,303
tronc Inc.[b]	127,071	1,762,475
World Wrestling Entertainment Inc. Class Ab	286,320	5,268,288

		80,187,486
METALS & MINING — 0.47%
Century Aluminum Co.[a,b]	25,997	222,534
Coeur Mining Inc.[a]	1,047,772	9,524,248
Gold Resource Corp.[b]	318,155	1,383,974

Security	Shares	Value
Kaiser Aluminum Corp.	51,264	$3,982,700
Real Industry Inc.[a]	206,775	1,261,328
Worthington Industries Inc.	355,201	16,850,735

		33,225,519
MORTGAGE REAL ESTATE INVESTMENT — 0.01%
Orchid Island Capital Inc.	38,448	416,392

		416,392
MULTILINE RETAIL — 0.32%
Big Lots Inc.[b]	351,147	17,631,091
Fred’s Inc. Class Ab	14,966	277,769
Ollie’s Bargain Outlet Holdings Inc.[a,b]	159,133	4,527,334
Sears Holdings Corp.[a,b]	17,012	158,041

		22,594,235
OIL, GAS & CONSUMABLE FUELS — 0.88%
Abraxas Petroleum Corp.[a,b]	434,263	1,116,056
Callon Petroleum Co.[a,b]	1,149,265	17,664,203
Carrizo Oil & Gas Inc.[a,b]	487,624	18,212,756
CVR Energy Inc.	6,970	176,968
Evolution Petroleum Corp.	197,021	1,970,210
Isramco Inc.[a]	5,576	693,097
Matador Resources Co.[a,b]	656,580	16,913,501
Panhandle Oil and Gas Inc. Class A	61,565	1,449,856
Par Pacific Holdings Inc.[a,b]	87,415	1,271,014
Renewable Energy Group Inc.[a,b]	20,954	203,254
Sanchez Energy Corp.[a,b]	86,417	780,346
Synergy Resources Corp.[a,b]	174,118	1,551,391

		62,002,652
PAPER & FOREST PRODUCTS — 0.79%
Boise Cascade Co.[a,b]	264,866	5,959,485
Clearwater Paper Corp.[a]	133,876	8,775,572
Deltic Timber Corp.[b]	84,136	6,484,362
KapStone Paper and Packaging Corp.	44,342	977,741
Louisiana-Pacific Corp.[a]	1,059,237	20,051,356

436

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Neenah Paper Inc.	131,243	$11,181,904
Schweitzer-Mauduit International Inc.	46,172	2,102,211

		55,532,631
PERSONAL PRODUCTS — 0.26%
Avon Products Inc.	741,223	3,735,764
elf Beauty Inc.[a,b]	30,975	896,417
Inter Parfums Inc.	61,604	2,017,531
Lifevantage Corp.[a,b]	110,582	901,243
Medifast Inc.	82,453	3,432,518
Natural Health Trends Corp.[b]	60,061	1,492,516
Revlon Inc. Class Aa	26,553	774,020
Synutra International Inc.[a,b]	44,587	238,541
USANA Health Sciences Inc.[a,b]	82,117	5,025,560

		18,514,110
PHARMACEUTICALS — 3.27%
AcelRx Pharmaceuticals Inc.[a,b]	269,829	701,555
Aclaris Therapeutics Inc.[a,b]	89,128	2,418,934
Aerie Pharmaceuticals Inc.[a,b]	227,674	8,617,461
Agile Therapeutics Inc.[a,b]	101,953	581,132
Amphastar Pharmaceuticals Inc.[a,b]	282,429	5,202,342
Ampio Pharmaceuticals Inc.[a,b]	334,617	301,222
ANI Pharmaceuticals Inc.[a]	63,021	3,820,333
Aratana Therapeutics Inc.[a,b]	241,617	1,734,810
Axsome Therapeutics Inc.[a]	84,806	572,441
Bio-Path Holdings Inc.[a,b]	677,449	914,556
Catalent Inc.[a,b]	785,056	21,165,110
Cempra Inc.[a,b]	348,623	976,144
Clearside Biomedical Inc.[a]	51,116	456,977
Collegium Pharmaceutical Inc.[a,b]	130,044	2,024,785
Corcept Therapeutics Inc.[a,b]	590,475	4,286,848
Depomed Inc.[a,b]	482,673	9,725,861
Dermira Inc.[a,b]	194,493	5,898,973
DURECT Corp.[a,b]	973,882	1,305,002
Egalet Corp.[a,b]	42,098	322,050
Endocyte Inc.[a]	21,318	54,361
Flex Pharma Inc.[a,b]	69,133	365,022
Heska Corp.[a]	47,912	3,430,499

Security	Shares	Value
Horizon Pharma PLC[a,b]	1,271,964	$20,580,378
Impax Laboratories Inc.[a]	581,135	7,700,039
Innoviva Inc.[a]	566,949	6,066,354
Intersect ENT Inc.[a,b]	199,021	2,408,154
Intra-Cellular Therapies Inc.[a,b]	270,564	4,082,811
Lipocine Inc.[a,b]	126,195	464,398
Medicines Co. (The)[a,b]	485,208	16,467,960
MyoKardia Inc.[a]	100,440	1,300,698
Nektar Therapeutics[a,b]	1,121,772	13,764,142
Neos Therapeutics Inc.[a,b]	97,904	572,738
Novan Inc.[a,b]	30,242	817,139
Ocular Therapeutix Inc.[a,b]	142,766	1,194,951
Omeros Corp.[a,b]	205,119	2,034,780
Pacira Pharmaceuticals Inc./DEa,b	287,276	9,279,015
Paratek Pharmaceuticals Inc.[a,b]	145,638	2,242,825
Phibro Animal Health Corp. Series A	138,548	4,059,456
Prestige Brands Holdings Inc.[a]	419,306	21,845,843
Reata Pharmaceuticals Inc. Series Aa,b	43,326	945,807
Revance Therapeutics Inc.[a,b]	160,360	3,319,452
SciClone Pharmaceuticals Inc.[a]	395,092	4,266,994
Sucampo Pharmaceuticals Inc. Class Aa,b	184,510	2,500,110
Supernus Pharmaceuticals Inc.[a,b]	370,911	9,365,503
Teligent Inc.[a,b]	331,198	2,189,219
TherapeuticsMD Inc.[a,b]	1,113,166	6,422,968
Theravance Biopharma Inc.[a,b]	315,850	10,069,298
Titan Pharmaceuticals Inc.[a]	135,067	540,268
WaVe Life Sciences Ltd.[a,b]	46,779	1,223,271

		230,600,989
PROFESSIONAL SERVICES — 1.72%
Advisory Board Co. (The)[a,b]	324,372	10,785,369
Barrett Business Services Inc.	56,172	3,600,625
CEB Inc.	253,451	15,359,131
Exponent Inc.	202,590	12,216,177
Franklin Covey Co.[a]	66,456	1,339,088
FTI Consulting Inc.[a]	28,424	1,281,354
GP Strategies Corp.[a]	99,911	2,857,455

437

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Hill International Inc.[a]	104,610	$455,054
Huron Consulting Group Inc.[a,b]	22,892	1,159,480
Insperity Inc.	123,551	8,765,943
Kforce Inc.	195,063	4,505,955
Korn/Ferry International	267,317	7,867,139
Mistras Group Inc.[a,b]	136,869	3,514,796
On Assignment Inc.[a]	401,087	17,712,002
TriNet Group Inc.[a]	333,905	8,554,646
TrueBlue Inc.[a]	20,958	516,615
WageWorks Inc.[a]	287,666	20,855,785

		121,346,614
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.48%
Alexander & Baldwin Inc.	195,952	8,792,366
Altisource Portfolio Solutions SAa,b	90,128	2,396,504
AV Homes Inc.[a,b]	28,790	454,882
Consolidated-Tomoka Land Co.	29,175	1,558,529
Forestar Group Inc.[a]	23,801	316,553
HFF Inc. Class A	283,548	8,577,327
Kennedy-Wilson Holdings Inc.	323,213	6,625,866
Marcus & Millichap Inc.[a,b]	114,822	3,068,044
RMR Group Inc. (The) Class A	54,659	2,159,031
Trinity Place Holdings Inc.[a]	17,397	161,270

		34,110,372
ROAD & RAIL — 0.56%
Heartland Express Inc.[b]	365,518	7,441,946
Knight Transportation Inc.	490,991	16,227,253
Swift Transportation Co.[a,b]	590,725	14,390,061
Universal Logistics Holdings Inc.	44,152	721,885
YRC Worldwide Inc.[a,b]	53,435	709,617

		39,490,762
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.29%
Acacia Communications Inc.[a,b]	41,987	2,592,697
Advanced Energy Industries Inc.[a]	295,601	16,184,155
Advanced Micro Devices Inc.[a,b]	2,841,560	32,223,290

Security	Shares	Value
Ambarella Inc.[a,b]	101,861	$5,513,736
Amkor Technology Inc.[a]	42,939	453,006
Applied Micro Circuits Corp.[a]	599,740	4,947,855
Cabot Microelectronics Corp.	25,222	1,593,274
Cavium Inc.[a,b]	443,458	27,689,517
CEVA Inc.[a,b]	156,864	5,262,787
Cirrus Logic Inc.[a,b]	494,195	27,941,785
Entegris Inc.[a]	699,284	12,517,184
Exar Corp.[a]	60,767	655,068
FormFactor Inc.[a,b]	313,378	3,509,834
GigPeak Inc.[a]	35,144	88,563
Impinj Inc.[a,b]	26,395	932,799
Inphi Corp.[a,b]	316,746	14,133,207
Integrated Device Technology Inc.[a,b]	1,062,850	25,040,746
Lattice Semiconductor Corp.[a]	946,586	6,966,873
MACOM Technology Solutions Holdings Inc.[a,b]	184,346	8,531,533
MaxLinear Inc. Class Aa,b	440,080	9,593,744
Microsemi Corp.[a]	898,067	48,468,676
MKS Instruments Inc.	23,010	1,366,794
Monolithic Power Systems Inc.	307,152	25,164,963
Nanometrics Inc.[a]	151,633	3,799,923
NeoPhotonics Corp.[a]	38,624	417,525
NVE Corp.	19,262	1,375,885
PDF Solutions Inc.[a,b]	201,404	4,541,660
Power Integrations Inc.	216,232	14,671,341
Rambus Inc.[a,b]	220,671	3,038,640
Semtech Corp.[a]	509,727	16,081,887
Silicon Laboratories Inc.[a]	325,378	21,149,570
Synaptics Inc.[a]	276,603	14,820,389
Tessera Holding Corp.	254,209	11,236,038
Ultratech Inc.[a,b]	13,210	316,776

		372,821,720
SOFTWARE — 6.22%
8x8 Inc.[a]	697,669	9,976,667
A10 Networks Inc.[a,b]	351,740	2,922,959
ACI Worldwide Inc.[a,b]	909,750	16,511,962
American Software Inc./GA Class A	202,803	2,094,955

438

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Aspen Technology Inc.[a,b]	615,966	$33,681,021
Barracuda Networks Inc.[a,b]	173,981	3,728,413
Blackbaud Inc.	372,621	23,847,744
Blackline Inc.[a,b]	58,974	1,629,452
Bottomline Technologies de Inc.[a,b]	275,699	6,897,989
BroadSoft Inc.[a,b]	232,872	9,605,970
Callidus Software Inc.[a,b]	481,890	8,095,752
CommVault Systems Inc.[a]	305,227	15,688,668
Digimarc Corp.[a,b]	72,449	2,173,470
Ebix Inc.[b]	199,640	11,389,462
Ellie Mae Inc.[a,b]	258,292	21,613,875
EnerNOC Inc.[a,b]	187,979	1,127,874
Everbridge Inc.[a,b]	51,384	948,035
Exa Corp.[a,b]	110,165	1,692,134
Fair Isaac Corp.	244,750	29,179,095
Gigamon Inc.[a,b]	256,198	11,669,819
Globant SAa,b	203,233	6,777,821
Guidance Software Inc.[a]	172,224	1,219,346
HubSpot Inc.[a,b]	227,570	10,695,790
Imperva Inc.[a,b]	226,777	8,708,237
Jive Software Inc.[a,b]	456,212	1,984,522
Majesco[a,b]	44,965	273,387
MicroStrategy Inc. Class Aa,b	39,998	7,895,605
Mitek Systems Inc.[a,b]	233,604	1,436,665
MobileIron Inc.[a]	372,905	1,398,394
Model N Inc.[a,b]	175,974	1,557,370
Monotype Imaging Holdings Inc.	321,766	6,387,055
Park City Group Inc.[a,b]	98,030	1,244,981
Paycom Software Inc.[a,b]	346,984	15,784,302
Paylocity Holding Corp.[a,b]	171,245	5,139,062
Pegasystems Inc.	284,087	10,227,132
Progress Software Corp.	55,910	1,785,206
Proofpoint Inc.[a,b]	321,769	22,732,980
PROS Holdings Inc.[a,b]	198,777	4,277,681
Qualys Inc.[a]	214,389	6,785,412
Rapid7 Inc.[a,b]	155,724	1,895,161
RealPage Inc.[a,b]	425,810	12,774,300
RingCentral Inc. Class Aa	462,130	9,519,878
Rosetta Stone Inc.[a,b]	120,249	1,071,419
Rubicon Project Inc. (The)[a]	111,546	827,671
Sapiens International Corp. NV	190,228	2,727,869

Security	Shares	Value
SecureWorks Corp. Class Aa	14,831	$157,060
Silver Spring Networks Inc.[a,b]	284,640	3,788,558
Synchronoss Technologies Inc.[a,b]	325,261	12,457,496
Take-Two Interactive Software Inc.[a,b]	657,165	32,391,663
TiVo Corp.[a]	286,072	5,978,905
Varonis Systems Inc.[a,b]	84,074	2,253,183
VASCO Data Security International Inc.[a,b]	216,898	2,960,658
VirnetX Holding Corp.[a,b]	387,557	852,625
Workiva Inc.[a,b]	171,484	2,340,757
Zendesk Inc.[a,b]	639,951	13,566,961
Zix Corp.[a]	423,941	2,094,269

		438,444,697
SPECIALTY RETAIL — 2.34%
American Eagle Outfitters Inc.[b]	1,187,262	18,010,765
Asbury Automotive Group Inc.[a,b]	157,533	9,719,786
Ascena Retail Group Inc.[a,b]	467,496	2,893,800
At Home Group Inc.[a,b]	24,752	362,122
Buckle Inc. (The)[b]	75,621	1,724,159
Build-A-Bear Workshop Inc.[a,b]	6,939	95,411
Camping World Holdings Inc. Class A	85,783	2,795,668
Cato Corp. (The) Class A	37,230	1,119,878
Chico’s FAS Inc.	925,013	13,310,937
Children’s Place Inc. (The)	148,094	14,950,089
Container Store Group Inc. (The)[a,b]	36,226	230,035
Destination XL Group Inc.[a,b]	197,059	837,501
Finish Line Inc. (The) Class A	100,778	1,895,634
Five Below Inc.[a,b]	423,649	16,929,014
Francesca’s Holdings Corp.[a,b]	300,977	5,426,615
Genesco Inc.[a,b]	19,454	1,208,093
GNC Holdings Inc. Class A	541,182	5,974,649
Group 1 Automotive Inc.	37,932	2,956,420
Hibbett Sports Inc.[a,b]	143,613	5,356,765
Kirkland’s Inc.[a]	50,939	790,064
Lithia Motors Inc. Class A	187,287	18,135,000
MarineMax Inc.[a,b]	109,310	2,115,149
Monro Muffler Brake Inc.	247,584	14,161,805

439

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
Party City Holdco Inc.[a,b]	94,505	$1,341,971
Pier 1 Imports Inc.	97,285	830,814
Select Comfort Corp.[a,b]	365,195	8,260,711
Sportsman’s Warehouse Holdings Inc.[a,b]	193,457	1,816,561
Stein Mart Inc.	245,365	1,344,600
Tailored Brands Inc.	117,566	3,003,811
Tile Shop Holdings Inc.[a,b]	259,454	5,072,326
Vitamin Shoppe Inc.[a,b]	13,126	311,743
Winmark Corp.	17,966	2,266,411

		165,248,307
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.83%
3D Systems Corp.[a,b]	846,005	11,243,406
Avid Technology Inc.[a,b]	173,196	762,062
CPI Card Group Inc.[b]	60,807	252,349
Cray Inc.[a,b]	318,769	6,598,518
Diebold Nixdorf Inc.	182,400	4,587,360
Eastman Kodak Co.[a,b]	113,667	1,761,839
Electronics For Imaging Inc.[a,b]	370,734	16,260,393
Immersion Corp.[a,b]	72,860	774,502
Nimble Storage Inc.[a]	498,669	3,949,458
Pure Storage Inc. Class Aa,b	538,802	6,093,851
Stratasys Ltd.[a,b]	183,540	3,035,752
Super Micro Computer Inc.[a]	65,979	1,850,711
USA Technologies Inc.[a,b]	254,275	1,093,383

		58,263,584
TEXTILES, APPAREL & LUXURY GOODS — 0.83%
Columbia Sportswear Co.	212,668	12,398,544
Crocs Inc.[a,b]	584,933	4,012,640
Culp Inc.	84,428	3,136,500
Deckers Outdoor Corp.[a]	18,428	1,020,727
G-III Apparel Group Ltd.[a,b]	271,402	8,022,643
Oxford Industries Inc.	119,537	7,187,760
Steven Madden Ltd.[a]	485,592	17,359,914
Superior Uniform Group Inc.	61,879	1,214,066
Vera Bradley Inc.[a,b]	113,064	1,325,110
Vince Holding Corp.[a,b]	16,699	67,631
Wolverine World Wide Inc.	121,628	2,669,735

		58,415,270
THRIFTS & MORTGAGE FINANCE — 0.61%
BofI Holding Inc.[a,b]	444,719	12,696,727
Essent Group Ltd.[a,b]	590,647	19,119,243

Security	Shares	Value
Greene County Bancorp. Inc.[b]	3,180	$72,822
Hingham Institution for Savings	5,020	987,836
Home Bancorp. Inc.	5,736	221,467
LendingTree Inc.[a,b]	50,270	5,094,864
Meridian Bancorp. Inc.	62,980	1,190,322
Nationstar Mortgage Holdings Inc.[a,b]	123,709	2,234,185
Northfield Bancorp. Inc.	32,778	654,577
Provident Bancorp. Inc.[a,b]	3,325	59,518
Western New England Bancorp Inc.	40,146	375,365

		42,706,926
TOBACCO — 0.11%
Turning Point Brands Inc.[a,b]	24,525	300,431
Vector Group Ltd.	321,441	7,309,569

		7,610,000
TRADING COMPANIES & DISTRIBUTORS — 0.85%
Applied Industrial Technologies Inc.	124,272	7,381,757
Beacon Roofing Supply Inc.[a]	471,389	21,716,891
BMC Stock Holdings Inc.[a,b]	371,244	7,239,258
GMS Inc.[a,b]	56,235	1,646,561
H&E Equipment Services Inc.	249,602	5,803,247
Kaman Corp.	18,319	896,349
Lawson Products Inc./DEa	36,095	859,061
Neff Corp.[a]	28,724	405,008
SiteOne Landscape Supply Inc.[a,b]	92,007	3,195,403
Triton International Ltd.	57,565	909,527
Univar Inc.[a,b]	339,013	9,617,799
Veritiv Corp.[a,b]	3,435	184,631

		59,855,492
WATER UTILITIES — 0.38%
American States Water Co.	191,176	8,709,979
AquaVenture Holdings Ltd.[a,b]	26,910	660,102
California Water Service Group	225,558	7,646,416
Connecticut Water Service Inc.	18,483	1,032,276
Global Water Resources Inc.[b]	62,832	571,771
Middlesex Water Co.	105,675	4,537,684

440

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Security	Shares	Value
York Water Co. (The)	91,060	$3,478,492

		26,636,720
WIRELESS TELECOMMUNICATION SERVICES — 0.17%
Boingo Wireless Inc.[a]	165,879	2,022,065
Leap Wireless International Inc.[a,c]	88,918	282,315
Shenandoah Telecommunications Co.	366,578	10,007,579

		12,311,959

TOTAL COMMON STOCKS (Cost: $7,016,064,221)		7,035,741,597

SHORT-TERM INVESTMENTS — 17.41%

MONEY MARKET FUNDS — 17.41%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	1,216,424,445	1,216,667,730
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	10,643,299	10,643,299

		1,227,311,029

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,227,070,722)		1,227,311,029

Value
TOTAL INVESTMENTS IN SECURITIES — 117.21% (Cost: $8,243,134,943)[g]	$8,263,052,626
Other Assets, Less Liabilities — (17.21)%	(1,213,257,754)

NET ASSETS — 100.00%	$7,049,794,872

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Illiquid and non-transferable security.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $8,293,719,230. Net unrealized depreciation was $30,666,604, of which $805,312,168 represented gross unrealized appreciation on securities and $835,978,772 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	202	Mar. 2017	ICE Markets Equity	$13,698,568	$13,704,690	$6,122

441

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 GROWTH ETF

December 31, 2016

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,034,214,329	$1,244,953	$282,315	$7,035,741,597
Money market funds	1,227,311,029	—	—	1,227,311,029

Total	$8,261,525,358	$1,244,953	$282,315	$8,263,052,626

Derivative financial instruments[a]:
Assets:
Futures contracts	$6,122	$—	$—	$6,122

Total	$6,122	$—	$—	$6,122

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

442

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 2.20%
AAR Corp.	287,548	$9,503,461
Aerojet Rocketdyne Holdings Inc.[a,b]	256,744	4,608,555
Aerovironment Inc.[a,b]	148,317	3,979,345
Cubic Corp.	221,646	10,627,926
Curtiss-Wright Corp.	106,397	10,465,209
DigitalGlobe Inc.[a,b]	550,886	15,782,884
Ducommun Inc.[a,b]	91,857	2,347,865
Engility Holdings Inc.[a]	156,095	5,260,401
Esterline Technologies Corp.[a]	258,274	23,038,041
KEYW Holding Corp. (The)[a,b]	309,930	3,654,075
KLX Inc.[a]	460,687	20,781,591
Kratos Defense & Security Solutions Inc.[a,b]	502,804	3,720,750
Mercury Systems Inc.[a]	314,293	9,497,934
Moog Inc. Class Aa	252,712	16,598,124
National Presto Industries Inc.	38,505	4,096,932
Sparton Corp.[a,b]	74,597	1,779,138
Teledyne Technologies Inc.[a,b]	214,581	26,393,463
Triumph Group Inc.	428,952	11,367,228
Vectrus Inc.[a]	76,814	1,832,014
Wesco Aircraft Holdings Inc.[a,b]	375,189	5,609,075

		190,944,011
AIR FREIGHT & LOGISTICS — 0.69%
Air Transport Services Group Inc.[a]	362,113	5,779,324
Atlas Air Worldwide Holdings Inc.[a,b]	213,183	11,117,494
Echo Global Logistics Inc.[a,b]	32,486	813,774
Hub Group Inc. Class Aa,b	22,515	985,031
Park-Ohio Holdings Corp.	75,772	3,227,887
Radiant Logistics Inc.[a,b]	135,942	530,174
XPO Logistics Inc.[a,b]	854,469	36,878,882

		59,332,566
AIRLINES — 0.19%
SkyWest Inc.	439,227	16,009,824

		16,009,824
AUTO COMPONENTS — 0.85%
Cooper Tire & Rubber Co.	484,335	18,816,415
Cooper-Standard Holding Inc.[a]	9,767	1,009,712

Security	Shares	Value
Dana Inc.	1,303,522	$24,740,848
Federal-Mogul Holdings Corp.[a]	268,889	2,772,246
Metaldyne Performance Group Inc.	51,929	1,191,770
Modine Manufacturing Co.[a]	409,482	6,101,282
Motorcar Parts of America Inc.[a,b]	11,516	310,011
Spartan Motors Inc.	292,134	2,702,239
Standard Motor Products Inc.	76,039	4,046,796
Strattec Security Corp.	30,435	1,226,530
Superior Industries International Inc.	219,055	5,772,099
Tower International Inc.	181,034	5,132,314
Workhorse Group Inc.[a,b]	8,784	62,015

		73,884,277
BANKS — 20.45%
1st Source Corp.	135,948	6,071,438
Access National Corp.[b]	71,879	1,995,361
ACNB Corp.	53,763	1,680,094
Allegiance Bancshares Inc.[a,b]	86,316	3,120,323
American National Bankshares Inc.	72,779	2,532,709
Ameris Bancorp.	77,688	3,387,197
Ames National Corp.	76,316	2,518,428
Arrow Financial Corp.	99,840	4,043,520
Atlantic Capital Bancshares Inc.[a,b]	123,425	2,345,075
Banc of California Inc.[b]	121,679	2,111,131
BancFirst Corp.	67,874	6,315,676
Banco Latinoamericano de Comercio Exterior SA Class E	264,817	7,796,212
Bancorp. Inc. (The)[a,b]	438,338	3,445,337
BancorpSouth Inc.	757,185	23,510,594
Bank of Marin Bancorp.	51,619	3,600,425
Bank of NT Butterfield & Son Ltd. (The)	100,065	3,146,044
Bankwell Financial Group Inc.	41,787	1,358,078
Banner Corp.	261,861	14,614,462
Bar Harbor Bankshares	53,088	2,512,655
Berkshire Hills Bancorp. Inc.	292,255	10,769,597
Blue Hills Bancorp. Inc.	195,764	3,670,575
BNC Bancorp.	318,892	10,172,655
Boston Private Financial Holdings Inc.	716,894	11,864,596

443

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
Bridge Bancorp. Inc.	159,965	$6,062,673
Brookline Bancorp. Inc.	606,737	9,950,487
Bryn Mawr Bank Corp.	146,109	6,158,494
C&F Financial Corp.	28,064	1,398,990
California First National Bancorp.	20,888	326,897
Camden National Corp.	134,095	5,960,523
Capital Bank Financial Corp. Class A	122,406	4,804,435
Capital City Bank Group Inc.	96,027	1,966,633
Capstar Financial Holdings Inc.[a]	24,299	533,606
Cardinal Financial Corp.	256,838	8,421,718
Carolina Financial Corp.	90,314	2,780,768
Cascade Bancorp.[a]	276,881	2,248,274
Cathay General Bancorp.	647,504	24,624,577
CenterState Banks Inc.	402,921	10,141,522
Central Pacific Financial Corp.	265,205	8,332,741
Central Valley Community Bancorp.	75,065	1,498,297
Century Bancorp. Inc./MA Class A	27,195	1,631,700
Chemical Financial Corp.	387,843	21,009,455
Chemung Financial Corp.[b]	27,559	1,001,770
Citizens & Northern Corp.	101,374	2,655,999
City Holding Co.[b]	127,423	8,613,795
CNB Financial Corp./PA	119,437	3,193,745
CoBiz Financial Inc.	288,087	4,865,789
Codorus Valley Bancorp. Inc.	69,835	1,997,281
Columbia Banking System Inc.	505,607	22,590,521
Community Bank System Inc.	374,869	23,163,156
Community Trust Bancorp. Inc.	133,318	6,612,573
ConnectOne Bancorp. Inc.	248,885	6,458,566
County Bancorp. Inc.	14,447	389,636
CU Bancorp.[a]	122,251	4,376,586
Customers Bancorp. Inc.[a,b]	127,289	4,559,492
CVB Financial Corp.[b]	886,232	20,321,300
Eagle Bancorp. Inc.[a,b]	56,605	3,450,075
Enterprise Bancorp. Inc./MA	80,015	3,005,363
Enterprise Financial Services Corp.	166,724	7,169,132
Equity Bancshares Inc. Class Aa,b	44,296	1,490,117
Farmers Capital Bank Corp.	64,128	2,696,582

Security	Shares	Value
Farmers National Banc Corp.	214,528	$3,046,298
FB Financial Corp.[a,b]	54,323	1,409,682
FCB Financial Holdings Inc. Class Aa	262,358	12,514,477
Fidelity Southern Corp.	183,740	4,349,126
Financial Institutions Inc.	121,955	4,170,861
First Bancorp. Inc./ME	89,574	2,964,899
First BanCorp./Puerto Rico[a]	1,051,543	6,950,699
First Bancorp./Southern Pines NC	171,039	4,641,998
First Busey Corp.	271,202	8,347,598
First Business Financial Services Inc.	71,553	1,697,237
First Citizens BancShares Inc./NC Class A	66,358	23,557,090
First Commonwealth Financial Corp.	775,924	11,002,602
First Community Bancshares Inc./VA	135,206	4,075,109
First Community Financial Partners Inc.[a]	118,987	1,392,148
First Connecticut Bancorp. Inc./Farmington CT	98,910	2,240,312
First Financial Bancorp.	534,586	15,208,972
First Financial Bankshares Inc.[b]	208,622	9,429,714
First Financial Corp./IN	87,881	4,640,117
First Financial Northwest Inc.	64,816	1,279,468
First Foundation Inc.[a]	79,587	2,268,230
First Internet Bancorp.	47,267	1,512,544
First Interstate BancSystem Inc.	171,262	7,287,198
First Merchants Corp.	354,550	13,348,807
First Mid-Illinois Bancshares Inc.	69,554	2,364,836
First Midwest Bancorp. Inc./IL	700,991	17,686,003
First NBC Bank Holding Co.[a,b]	146,904	1,072,399
First Northwest Bancorp.[a,b]	96,205	1,500,798
First of Long Island Corp. (The)	185,464	5,294,997
Flushing Financial Corp.	245,128	7,204,312
FNB Corp./PA	1,834,340	29,404,470
Franklin Financial Network Inc.[a,b]	74,498	3,117,741
Fulton Financial Corp.	1,499,434	28,189,359
German American Bancorp. Inc.	123,028	6,472,503
Glacier Bancorp. Inc.	664,051	24,058,568

444

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
Great Southern Bancorp. Inc.	94,692	$5,174,918
Great Western Bancorp. Inc.	514,545	22,429,017
Green Bancorp. Inc.[a,b]	184,625	2,806,300
Guaranty Bancorp.	152,405	3,688,201
Hancock Holding Co.	678,422	29,239,988
Hanmi Financial Corp.	273,531	9,546,232
HarborOne Bancorp Inc.[a]	117,587	2,274,133
Heartland Financial USA Inc.	204,459	9,814,032
Heritage Commerce Corp.	206,086	2,973,821
Heritage Financial Corp./WA	255,793	6,586,670
Heritage Oaks Bancorp.	212,433	2,619,299
Hilltop Holdings Inc.	656,107	19,551,989
HomeTrust Bancshares Inc.[a]	146,730	3,800,307
Hope Bancorp Inc.	1,118,054	24,474,202
Horizon Bancorp./IN	172,572	4,832,016
IBERIABANK Corp.	387,982	32,493,492
Independent Bank Corp./MI	179,175	3,888,097
Independent Bank Corp./Rockland MA	225,130	15,860,408
Independent Bank Group Inc.	96,514	6,022,474
International Bancshares Corp.	478,635	19,528,308
Investors Bancorp. Inc.	2,600,429	36,275,985
Lakeland Bancorp. Inc.	337,086	6,573,177
Lakeland Financial Corp.	210,674	9,977,521
LCNB Corp.	76,915	1,788,274
LegacyTexas Financial Group Inc.	387,694	16,694,104
Macatawa Bank Corp.	230,827	2,402,909
MainSource Financial Group Inc.	200,340	6,891,696
MB Financial Inc.	661,098	31,223,659
MBT Financial Corp.	158,535	1,799,372
Mercantile Bank Corp.	138,050	5,204,485
Merchants Bancshares Inc./VT	50,178	2,719,648
Middleburg Financial Corp.	41,025	1,425,619
Midland States Bancorp. Inc.	32,290	1,168,252
MidWestOne Financial Group Inc.	73,530	2,764,728
MutualFirst Financial Inc.	47,643	1,576,983
National Bankshares Inc.	60,187	2,615,125
National Commerce Corp.[a,b]	74,827	2,779,823
NBT Bancorp. Inc.	368,913	15,450,076
Nicolet Bankshares Inc.[a,b]	65,480	3,122,741

Security	Shares	Value
Northrim BanCorp. Inc.	59,451	$1,878,652
OFG Bancorp.	381,622	4,999,248
Old Line Bancshares Inc.	73,130	1,753,657
Old National Bancorp./IN	1,162,823	21,105,237
Old Second Bancorp. Inc.	257,019	2,840,060
Opus Bank	56,238	1,689,952
Orrstown Financial Services Inc.	67,133	1,503,779
Pacific Continental Corp.	181,802	3,972,374
Pacific Mercantile Bancorp.[a,b]	136,125	993,713
Pacific Premier Bancorp. Inc.[a,b]	159,889	5,652,076
Paragon Commercial Corp.[a]	6,917	302,411
Park National Corp.	115,700	13,844,662
Park Sterling Corp.	299,792	3,234,756
Peapack Gladstone Financial Corp.	136,908	4,227,719
Penns Woods Bancorp. Inc.	40,201	2,030,151
People’s Utah Bancorp.	113,272	3,041,353
Peoples Bancorp. Inc./OH	138,907	4,508,921
Peoples Financial Services Corp.[b]	59,337	2,889,712
Pinnacle Financial Partners Inc.	325,953	22,588,543
Preferred Bank/Los Angeles CA	106,763	5,596,516
Premier Financial Bancorp. Inc.	84,778	1,704,038
PrivateBancorp. Inc.	685,000	37,120,150
Prosperity Bancshares Inc.	584,174	41,932,010
QCR Holdings Inc.	103,264	4,471,331
Renasant Corp.	356,007	15,030,616
Republic Bancorp. Inc./KY Class A	85,920	3,397,277
Republic First Bancorp. Inc.[a,b]	439,696	3,671,462
S&T Bancorp. Inc.	296,850	11,589,024
Sandy Spring Bancorp. Inc.	206,033	8,239,260
Seacoast Banking Corp. of Florida[a]	257,028	5,670,038
Shore Bancshares Inc.	109,484	1,669,631
Sierra Bancorp.	100,078	2,661,074
Simmons First National Corp. Class A	255,546	15,882,184
South State Corp.	206,234	18,024,852
Southern First Bancshares Inc.[a]	49,973	1,799,028
Southern National Bancorp. of Virginia Inc.	99,166	1,620,372
Southside Bancshares Inc.	231,417	8,717,478

445

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
Southwest Bancorp. Inc.	157,159	$4,557,611
State Bank Financial Corp.	306,208	8,224,747
Sterling Bancorp./DE	1,105,620	25,871,508
Stock Yards Bancorp. Inc.	185,442	8,706,502
Stonegate Bank	106,736	4,454,093
Suffolk Bancorp.	100,681	4,311,160
Summit Financial Group Inc.[b]	72,795	2,004,046
Sun Bancorp. Inc./NJ	95,361	2,479,386
Texas Capital Bancshares Inc.[a,b]	401,383	31,468,427
Tompkins Financial Corp.	126,134	11,924,708
TowneBank/Portsmouth VA	486,553	16,177,887
TriCo Bancshares	175,801	6,008,878
Tristate Capital Holdings Inc.[a,b]	192,261	4,248,968
Triumph Bancorp. Inc.[a]	134,370	3,513,776
Trustmark Corp.	588,322	20,973,679
UMB Financial Corp.	391,370	30,182,454
Umpqua Holdings Corp.	1,929,265	36,231,597
Union Bankshares Corp.	377,811	13,502,965
Union Bankshares Inc./Morrisville VTb	3,501	159,120
United Bankshares Inc./WV	572,293	26,468,551
United Community Banks Inc./GA	614,071	18,188,783
Univest Corp. of Pennsylvania	216,543	6,691,179
Valley National Bancorp.	2,166,735	25,220,795
Veritex Holdings Inc.[a]	50,489	1,348,561
Washington Trust Bancorp. Inc.	129,205	7,241,940
WashingtonFirst Bankshares Inc.	74,827	2,169,245
Webster Financial Corp.	800,951	43,475,620
WesBanco Inc.	350,707	15,101,443
West Bancorp. Inc.	138,513	3,421,271
Westamerica Bancorp.[b]	215,531	13,563,366
Wintrust Financial Corp.	450,124	32,665,499
Xenith Bankshares Inc.[a]	55,252	1,558,106
Yadkin Financial Corp.	433,933	14,866,545

		1,771,640,436
BEVERAGES — 0.01%
Craft Brew Alliance Inc.[a,b]	71,752	1,212,609

		1,212,609
BIOTECHNOLOGY — 1.54%
Acorda Therapeutics Inc.[a,b]	325,211	6,113,967
Adamas Pharmaceuticals Inc.[a,b]	74,461	1,258,391

Security	Shares	Value
Adverum Biotechnologies Inc.[a]	208,276	$604,000
Agenus Inc.[a,b]	110,773	456,385
Akebia Therapeutics Inc.[a,b]	223,874	2,330,528
AMAG Pharmaceuticals Inc.[a,b]	212,595	7,398,306
Ardelyx Inc.[a,b]	229,141	3,253,802
ARIAD Pharmaceuticals Inc.[a,b]	96,781	1,203,956
Array BioPharma Inc.[a,b]	1,321,104	11,612,504
Arrowhead Pharmaceuticals Inc.[a,b]	41,873	64,903
Atara Biotherapeutics Inc.[a,b]	192,804	2,737,817
Athersys Inc.[a,b]	44,065	67,420
Audentes Therapeutics Inc.[a]	10,058	183,760
Bellicum Pharmaceuticals Inc.[a,b]	62,903	856,739
BioCryst Pharmaceuticals Inc.[a,b]	111,916	708,428
Bluebird Bio Inc.[a,b]	222,418	13,723,191
Cara Therapeutics Inc.[a,b]	155,318	1,442,904
Celldex Therapeutics Inc.[a,b]	844,313	2,988,868
Cellular Biomedicine Group Inc.[a]	32,660	427,846
Chimerix Inc.[a,b]	382,194	1,758,092
Cidara Therapeutics Inc.[a,b]	105,370	1,095,848
Concert Pharmaceuticals Inc.[a]	90,351	929,712
Corvus Pharmaceuticals Inc.[a,b]	24,980	357,214
CytRx Corp.[a,b]	105,099	39,118
Dimension Therapeutics Inc.[a]	67,457	293,438
Edge Therapeutics Inc.[a,b]	86,495	1,081,188
Enanta Pharmaceuticals Inc.[a,b]	138,234	4,630,839
Epizyme Inc.[a,b]	102,134	1,235,821
Esperion Therapeutics Inc.[a,b]	128,661	1,610,836
Exelixis Inc.[a,b]	753,719	11,237,950
Five Prime Therapeutics Inc.[a,b]	181,228	9,081,335
Idera Pharmaceuticals Inc.[a]	72,028	108,042
Ignyta Inc.[a,b]	87,926	466,008
Immune Design Corp.[a]	7,315	40,233
Immunomedics Inc.[a,b]	62,303	228,652
Infinity Pharmaceuticals Inc.[a]	46,718	63,069
Inotek Pharmaceuticals Corp.[a,b]	16,145	98,485
Kadmon Holdings Inc.[a,b]	14,235	76,157
Karyopharm Therapeutics Inc.[a,b]	185,770	1,746,238
Merrimack Pharmaceuticals Inc.[a,b]	415,593	1,695,619
Momenta Pharmaceuticals Inc.[a]	432,848	6,514,362
Myovant Sciences Ltd.[a]	18,405	228,958

446

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
NantKwest Inc.[a,b]	130,726	$747,753
NewLink Genetics Corp.[a,b]	45,247	465,139
Osiris Therapeutics Inc.[a,b]	14,399	70,699
Otonomy Inc.[a,b]	210,355	3,344,645
OvaScience Inc.[a,b]	244,933	374,748
PDL BioPharma Inc.	1,457,912	3,090,774
Pfenex Inc.[a]	10,622	96,342
PharmAthene Inc.[a]	35,864	116,558
Portola Pharmaceuticals Inc.[a,b]	37,835	849,017
Protagonist Therapeutics Inc.[a]	13,262	291,631
PTC Therapeutics Inc.[a]	287,420	3,135,752
Ra Pharmaceuticals Inc.[a]	14,210	215,850
REGENXBIO Inc.[a,b]	178,827	3,317,241
Retrophin Inc.[a,b]	316,881	5,998,557
Rigel Pharmaceuticals Inc.[a]	163,645	389,475
Selecta Biosciences Inc.[a]	8,908	152,772
Spectrum Pharmaceuticals Inc.[a]	483,985	2,144,054
Stemline Therapeutics Inc.[a,b]	120,412	1,288,408
Syndax Pharmaceuticals Inc.[a,b]	22,182	159,045
Syros Pharmaceuticals Inc.[a,b]	8,195	99,651
TrovaGene Inc.[a,b]	21,903	45,996
Versartis Inc.[a,b]	249,586	3,718,831
Voyager Therapeutics Inc.[a,b]	58,257	742,194
Zafgen Inc.[a]	191,200	608,016

		133,514,077
BUILDING PRODUCTS — 0.25%
Armstrong Flooring Inc.[a,b]	190,131	3,785,508
CSW Industrials Inc.[a,b]	124,689	4,594,790
Gibraltar Industries Inc.[a]	97,988	4,081,200
Griffon Corp.	46,150	1,209,130
Quanex Building Products Corp.	271,538	5,512,221
Universal Forest Products Inc.	22,481	2,297,109

		21,479,958
CAPITAL MARKETS — 1.36%
Arlington Asset Investment Corp. Class Ab	160,451	2,377,884
Associated Capital Group Inc.	40,706	1,337,192
B. Riley Financial Inc.	83,408	1,538,878
Calamos Asset Management Inc. Class A	149,408	1,277,438
Cowen Group Inc. Class Aa,b	210,512	3,262,936
FBR & Co.	48,757	633,841

Security	Shares	Value
Fifth Street Asset Management Inc.	8,249	$55,268
GAIN Capital Holdings Inc.	278,695	1,833,813
GAMCO Investors Inc. Class A	31,022	958,270
Greenhill & Co. Inc.	64,591	1,789,171
INTL. FCStone Inc.[a]	131,804	5,219,438
Investment Technology Group Inc.	196,984	3,888,464
Janus Capital Group Inc.	1,263,929	16,772,338
KCG Holdings Inc. Class Aa	465,770	6,171,452
Ladenburg Thalmann Financial Services Inc.[a,b]	792,102	1,932,729
Manning & Napier Inc.	136,455	1,030,235
Medley Management Inc.	28,660	283,734
OM Asset Management PLC	119,120	1,727,240
Oppenheimer Holdings Inc. Class A	87,998	1,636,763
Piper Jaffray Companies[a,b]	127,976	9,278,260
PJT Partners Inc.	156,345	4,827,934
Pzena Investment Management Inc. Class A	33,429	371,396
Safeguard Scientifics Inc.[a]	179,208	2,410,348
Stifel Financial Corp.[a,b]	561,151	28,029,492
Value Line Inc.[b]	3,487	67,997
Virtu Financial Inc. Class A	25,200	401,940
Virtus Investment Partners Inc.	39,058	4,610,797
Waddell & Reed Financial Inc. Class A	631,691	12,324,291
Wins Finance Holdings Inc.[a,b]	11,547	2,078,460

		118,127,999
CHEMICALS — 1.84%
A Schulman Inc.	251,513	8,413,110
AgroFresh Solutions Inc.[a,b]	200,345	530,914
American Vanguard Corp.	248,462	4,758,047
Calgon Carbon Corp.	441,443	7,504,531
Chemours Co. (The)	266,262	5,881,728
Chemtura Corp.[a]	273,426	9,077,743
Codexis Inc.[a]	19,214	88,384
FutureFuel Corp.	222,033	3,086,259
GCP Applied Technologies Inc.[a]	98,205	2,626,984
Hawkins Inc.	66,529	3,589,240
Ingevity Corp.[a,b]	72,740	3,990,516
Innophos Holdings Inc.	18,232	952,804

447

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
Innospec Inc.	205,827	$14,099,149
KMG Chemicals Inc.	42,156	1,639,447
Koppers Holdings Inc.[a]	36,875	1,486,062
Kraton Corp.[a,b]	259,086	7,378,769
Kronos Worldwide Inc.	190,297	2,272,146
LSB Industries Inc.[a,b]	183,523	1,545,264
Minerals Technologies Inc.	139,887	10,806,271
Olin Corp.	1,444,635	36,997,102
OMNOVA Solutions Inc.[a,b]	141,102	1,411,020
Quaker Chemical Corp.	28,056	3,589,485
Rayonier Advanced Materials Inc.[b]	148,867	2,301,484
Stepan Co.	154,021	12,549,631
TerraVia Holdings Inc.[a,b]	702,527	807,906
Trecora Resources[a,b]	35,087	485,955
Tredegar Corp.	223,451	5,362,824
Tronox Ltd. Class A	568,015	5,856,235
Valhi Inc.	208,243	720,521

		159,809,531
COMMERCIAL SERVICES & SUPPLIES — 1.60%
ABM Industries Inc.	487,157	19,895,492
ACCO Brands Corp.[a]	928,778	12,120,553
Advanced Disposal Services Inc.[a]	62,187	1,381,795
ARC Document Solutions Inc.[a]	372,104	1,890,288
Brady Corp. Class A	96,776	3,633,939
Casella Waste Systems Inc. Class Aa	335,455	4,162,997
CECO Environmental Corp.	254,009	3,543,426
CompX International Inc.	14,620	235,382
Ennis Inc.	225,725	3,916,329
Essendant Inc.	326,678	6,827,570
G&K Services Inc. Class A	41,818	4,033,346
Heritage-Crystal Clean Inc.[a]	55,102	865,101
InnerWorkings Inc.[a]	27,878	274,598
Interface Inc.	66,800	1,239,140
Kimball International Inc. Class B	50,166	880,915
McGrath RentCorp	206,967	8,111,037
Mobile Mini Inc.	102,354	3,096,209
MSA Safety Inc.	87,301	6,052,578
NL Industries Inc.[a]	77,709	633,328
Quad/Graphics Inc.	120,658	3,243,287

Security	Shares	Value
SP Plus Corp.[a,b]	8,553	$240,767
Team Inc.[a,b]	17,191	674,747
Tetra Tech Inc.	422,243	18,219,785
TRC Companies Inc.[a,b]	163,791	1,736,185
UniFirst Corp./MA	119,796	17,208,695
Viad Corp.	76,431	3,370,607
VSE Corp.	76,809	2,983,262
West Corp.	326,236	8,077,603

		138,548,961
COMMUNICATIONS EQUIPMENT — 1.46%
ADTRAN Inc.	149,587	3,343,270
Applied Optoelectronics Inc.[a,b]	144,973	3,398,167
Bel Fuse Inc. Class B	81,299	2,512,139
Black Box Corp.	134,003	2,043,546
Calix Inc.[a]	365,300	2,812,810
Comtech Telecommunications Corp.	200,694	2,378,224
Digi International Inc.[a,b]	224,019	3,080,261
EMCORE Corp.	194,449	1,691,706
Finisar Corp.[a,b]	938,582	28,410,877
Harmonic Inc.[a,b]	660,782	3,303,910
Infinera Corp.[a]	374,224	3,177,162
Ixia[a]	562,453	9,055,493
KVH Industries Inc.[a]	130,755	1,542,909
NETGEAR Inc.[a]	94,949	5,160,478
NetScout Systems Inc.[a,b]	781,710	24,623,865
Oclaro Inc.[a,b]	139,937	1,252,436
Quantenna Communications Inc.[a,b]	34,003	616,475
ShoreTel Inc.[a,b]	455,109	3,254,029
Silicom Ltd.	37,158	1,526,822
Sonus Networks Inc.[a]	366,789	2,310,771
ViaSat Inc.[a,b]	57,887	3,833,277
Viavi Solutions Inc.[a]	2,042,833	16,710,374

		126,039,001
CONSTRUCTION & ENGINEERING — 0.75%
Aegion Corp.[a]	306,162	7,256,039
Ameresco Inc. Class Aa,b	186,195	1,024,073
EMCOR Group Inc.	439,555	31,102,912
Granite Construction Inc.	83,185	4,575,175
Great Lakes Dredge & Dock Corp.[a]	476,900	2,002,980
HC2 Holdings Inc.[a,b]	300,879	1,784,212

448

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
IES Holdings Inc.[a,b]	7,562	$144,812
Layne Christensen Co.[a,b]	157,891	1,716,275
MYR Group Inc.[a]	131,714	4,962,984
NV5 Global Inc.[a,b]	17,447	582,730
Orion Group Holdings Inc.[a]	215,207	2,141,310
Tutor Perini Corp.[a,b]	279,225	7,818,300

		65,111,802
CONSTRUCTION MATERIALS — 0.02%
Forterra Inc.[a]	21,728	470,628
U.S. Lime & Minerals Inc.	15,392	1,165,944

		1,636,572
CONSUMER FINANCE — 0.78%
Encore Capital Group Inc.[a,b]	187,785	5,380,040
Enova International Inc.[a,b]	242,271	3,040,501
Ezcorp Inc. Class Aa,b	446,111	4,751,082
FirstCash Inc.	177,189	8,327,883
Green Dot Corp. Class Aa	312,607	7,361,895
LendingClub Corp.[a,b]	1,602,959	8,415,535
Nelnet Inc. Class A	176,952	8,980,314
PRA Group Inc.[a,b]	403,281	15,768,287
Regional Management Corp.[a,b]	86,508	2,273,430
World Acceptance Corp.[a,b]	54,924	3,530,515

		67,829,482
CONTAINERS & PACKAGING — 0.19%
Greif Inc.	49,572	3,348,589
Greif Inc. Class A	224,479	11,518,017
UFP Technologies Inc.[a]	55,216	1,405,247

		16,271,853
DISTRIBUTORS — 0.02%
Weyco Group Inc.	52,796	1,652,515

		1,652,515
DIVERSIFIED CONSUMER SERVICES — 0.78%
American Public Education Inc.[a,b]	137,541	3,376,632
Apollo Education Group Inc.[a]	752,698	7,451,710
Ascent Capital Group Inc. Class Aa,b	90,984	1,479,400
Bridgepoint Education Inc.[a]	162,171	1,642,792
Cambium Learning Group Inc.[a]	123,057	614,054
Capella Education Co.	7,241	635,760
Career Education Corp.[a]	580,725	5,859,515
Carriage Services Inc.	11,331	324,520

Security	Shares	Value
Chegg Inc.[a,b]	407,740	$3,009,121
DeVry Education Group Inc.[b]	547,026	17,067,211
Houghton Mifflin Harcourt Co.[a,b]	362,227	3,930,163
K12 Inc.[a,b]	298,658	5,124,971
Liberty Tax Inc.	12,178	163,185
Regis Corp.[a,b]	327,109	4,749,623
Sotheby’sb	183,624	7,319,253
Strayer Education Inc.[a,b]	52,024	4,194,695
Weight Watchers International Inc.[a,b]	22,897	262,171

		67,204,776
DIVERSIFIED FINANCIAL SERVICES — 0.20%
FNFV Group[a,b]	575,036	7,877,993
Marlin Business Services Corp.	74,008	1,546,767
NewStar Financial Inc.[a,b]	198,742	1,838,364
On Deck Capital Inc.[a]	427,215	1,978,006
PICO Holdings Inc.[a,b]	173,995	2,636,024
Tiptree Financial Inc.[b]	206,001	1,266,906

		17,144,060
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.61%
ATN International Inc.	92,445	7,407,618
Cincinnati Bell Inc.[a]	368,181	8,228,845
Consolidated Communications Holdings Inc.	135,323	3,633,423
Fairpoint Communications Inc.[a]	39,418	737,117
Globalstar Inc.[a,b]	1,237,649	1,955,485
Hawaiian Telcom Holdco Inc.[a]	54,837	1,358,861
IDT Corp. Class B	61,506	1,140,321
Intelsat SAa,b	287,241	766,933
Iridium Communications Inc.[a,b]	722,957	6,940,387
Lumos Networks Corp.[a]	153,543	2,398,342
ORBCOMM Inc.[a,b]	52,199	431,686
pdvWireless Inc.[a,b]	87,120	1,964,556
Vonage Holdings Corp.[a,b]	1,487,046	10,186,265
Windstream Holdings Inc.[b]	746,916	5,474,894

		52,624,733
ELECTRIC UTILITIES — 2.03%
ALLETE Inc.	433,193	27,806,659
El Paso Electric Co.	354,378	16,478,577
Empire District Electric Co. (The)	385,189	13,131,093
Genie Energy Ltd. Class B	115,624	664,838
IDACORP Inc.	440,844	35,509,984

449

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
MGE Energy Inc.	164,707	$10,755,367
Otter Tail Corp.	330,592	13,488,153
PNM Resources Inc.	699,636	23,997,515
Portland General Electric Co.	781,885	33,879,077

		175,711,263
ELECTRICAL EQUIPMENT — 0.63%
American Superconductor Corp.[a,b]	103,800	765,006
Atkore International Group Inc.[a,b]	43,379	1,037,192
Babcock & Wilcox Enterprises Inc.[a,b]	402,844	6,683,182
Encore Wire Corp.	178,274	7,728,178
EnerSys	268,498	20,969,694
FuelCell Energy Inc.[a,b]	258,375	452,156
General Cable Corp.	32,989	628,440
LSI Industries Inc.	176,635	1,720,425
Plug Power Inc.[a,b]	598,498	718,198
Powell Industries Inc.	77,043	3,004,677
Power Solutions International Inc.[a,b]	9,842	73,815
Preformed Line Products Co.	22,449	1,304,736
Sunrun Inc.[a,b]	559,274	2,969,745
Thermon Group Holdings Inc.[a,b]	282,462	5,392,199
TPI Composites Inc.[a,b]	49,154	788,430
Vicor Corp.[a]	15,649	236,300

		54,472,373
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.22%
Agilysys Inc.[a,b]	120,769	1,251,167
Anixter International Inc.[a]	253,502	20,546,337
AVX Corp.	407,818	6,374,195
Benchmark Electronics Inc.[a,b]	430,572	13,132,446
Control4 Corp.[a,b]	179,478	1,830,676
CTS Corp.	271,595	6,083,728
Daktronics Inc.	326,181	3,490,137
Electro Scientific Industries Inc.[a]	246,028	1,456,486
ePlus Inc.[a]	15,783	1,818,202
FARO Technologies Inc.[a,b]	109,797	3,952,692
II-VI Inc.[a]	371,944	11,028,140
Insight Enterprises Inc.[a,b]	319,133	12,905,739
InvenSense Inc.[a,b]	713,293	9,123,017
Kimball Electronics Inc.[a]	247,414	4,502,935

Security	Shares	Value
Knowles Corp.[a,b]	771,716	$12,895,374
Maxwell Technologies Inc.[a,b]	283,863	1,453,379
Methode Electronics Inc.	28,056	1,160,116
MTS Systems Corp.	14,021	794,991
Novanta Inc.[a]	201,970	4,241,370
OSI Systems Inc.[a,b]	153,333	11,671,708
Park Electrochemical Corp.	170,790	3,185,233
PC Connection Inc.	97,924	2,750,685
Plexus Corp.[a,b]	290,413	15,693,918
RadiSys Corp.[a]	24,694	109,394
Rogers Corp.[a]	103,051	7,915,347
Sanmina Corp.[a,b]	641,321	23,504,415
ScanSource Inc.[a,b]	220,120	8,881,842
SYNNEX Corp.	255,713	30,946,387
Systemax Inc.	103,263	905,616
Tech Data Corp.[a,b]	305,453	25,865,760
TTM Technologies Inc.[a,b]	635,901	8,667,331
Vishay Intertechnology Inc.	1,189,608	19,271,650
Vishay Precision Group Inc.[a]	105,006	1,984,613

		279,395,026
ENERGY EQUIPMENT & SERVICES — 1.97%
Archrock Inc.	610,061	8,052,805
Atwood Oceanics Inc.[b]	532,961	6,997,778
Bristow Group Inc.	296,342	6,069,084
CARBO Ceramics Inc.[a]	195,442	2,044,323
Dawson Geophysical Co.[a,b]	176,353	1,417,878
Era Group Inc.[a]	173,003	2,935,861
Exterran Corp.[a]	276,099	6,598,766
Fairmount Santrol Holdings Inc.[a]	793,661	9,357,263
Forum Energy Technologies Inc.[a,b]	525,577	11,562,694
Geospace Technologies Corp.[a,b]	114,634	2,333,948
Helix Energy Solutions Group Inc.[a,b]	987,029	8,705,596
Hornbeck Offshore Services Inc.[a,b]	280,331	2,023,990
Independence Contract Drilling Inc.[a,b]	255,693	1,713,143
Mammoth Energy Services Inc.[a,b]	64,202	975,870
Matrix Service Co.[a]	230,476	5,231,805
McDermott International Inc.[a,b]	2,109,063	15,585,976

450

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
Natural Gas Services Group Inc.[a]	108,512	$3,488,661
Newpark Resources Inc.[a,b]	719,321	5,394,908
Oil States International Inc.[a]	446,392	17,409,288
Parker Drilling Co.[a]	1,041,602	2,708,165
PHI Inc. NVS[a]	93,727	1,688,961
Pioneer Energy Services Corp.[a,b]	649,908	4,451,870
RigNet Inc.[a]	102,030	2,361,995
SEACOR Holdings Inc.[a,b]	138,541	9,875,202
Seadrill Ltd.[a,b]	3,308,412	11,281,685
Smart Sand Inc.[a,b]	97,195	1,608,577
Tesco Corp.[b]	403,167	3,326,128
TETRA Technologies Inc.[a,b]	278,220	1,396,664
Tidewater Inc.[b]	405,316	1,382,128
Unit Corp.[a,b]	440,174	11,827,475
Willbros Group Inc.[a,b]	382,690	1,239,916

		171,048,403
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.55%
Acadia Realty Trust[b]	550,515	17,990,830
Agree Realty Corp.[b]	220,421	10,150,387
Alexander’s Inc.	1,146	489,193
American Assets Trust Inc.	223,517	9,629,112
Armada Hoffler Properties Inc.	33,065	481,757
Ashford Hospitality Prime Inc.	205,239	2,801,512
Ashford Hospitality Trust Inc.[b]	690,977	5,361,982
Bluerock Residential Growth REIT Inc.	163,696	2,245,909
CatchMark Timber Trust Inc. Class A	338,663	3,813,345
CBL & Associates Properties Inc.	1,477,122	16,986,903
Cedar Realty Trust Inc.[b]	699,196	4,565,750
Chatham Lodging Trust	328,874	6,758,361
Chesapeake Lodging Trust[b]	380,280	9,834,041
City Office REIT Inc.[b]	43,742	576,082
Colony Starwood Homes[b]	569,368	16,403,492
Community Healthcare Trust Inc.	109,949	2,532,125
CorEnergy Infrastructure Trust Inc.[b]	105,990	3,696,931
Cousins Properties Inc.	2,962,313	25,209,284

Security	Shares	Value
DiamondRock Hospitality Co.	1,760,750	$20,301,448
Easterly Government Properties Inc.[b]	282,292	5,651,486
Education Realty Trust Inc.[b]	561,680	23,759,064
Farmland Partners Inc.[b]	126,003	1,406,193
FelCor Lodging Trust Inc.	154,328	1,236,167
First Industrial Realty Trust Inc.	792,955	22,242,388
First Potomac Realty Trust	510,247	5,597,410
Four Corners Property Trust Inc.	115,919	2,378,658
Franklin Street Properties Corp.	908,778	11,777,763
GEO Group Inc. (The)[b]	509,526	18,307,269
Getty Realty Corp.	227,847	5,807,820
Gladstone Commercial Corp.[b]	212,436	4,269,964
Global Medical REIT Inc.[b]	66,882	596,587
Global Net Lease Inc.[b]	1,495,732	11,711,582
Government Properties Income Trust[b]	449,865	8,576,676
Gramercy Property Trust[b]	3,137,211	28,799,597
Healthcare Realty Trust Inc.	996,554	30,215,517
Hersha Hospitality Trust	345,634	7,431,131
Hudson Pacific Properties Inc.[b]	938,895	32,654,768
Independence Realty Trust Inc.[b]	512,811	4,574,274
InfraREIT Inc.[a,b]	351,293	6,291,658
Investors Real Estate Trust[b]	1,061,319	7,567,204
Kite Realty Group Trust	724,845	17,019,361
LaSalle Hotel Properties[b]	932,236	28,405,231
Lexington Realty Trust[b]	2,010,280	21,711,024
LTC Properties Inc.[b]	46,299	2,175,127
Mack-Cali Realty Corp.[b]	781,136	22,668,567
MedEquities Realty Trust Inc.	91,807	1,019,058
Medical Properties Trust Inc.[b]	1,703,732	20,955,904
Monmouth Real Estate Investment Corp.[b]	485,443	7,398,151
Monogram Residential Trust Inc.[b]	1,477,137	15,982,622
National Storage Affiliates Trust	276,205	6,095,844
New Senior Investment Group Inc.[b]	670,395	6,563,167
New York REIT Inc.[b]	1,440,621	14,579,085
NexPoint Residential Trust Inc.	159,904	3,572,255
NorthStar Realty Europe Corp.[b]	481,538	6,052,933
One Liberty Properties Inc.	113,670	2,855,390
Parkway Inc.[a]	373,060	8,300,585

451

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
Pebblebrook Hotel Trust[b]	625,506	$18,608,804
Pennsylvania REIT[b]	428,060	8,116,018
Physicians Realty Trust[b]	570,054	10,808,224
Preferred Apartment Communities Inc.	210,645	3,140,717
RAIT Financial Trust	617,120	2,073,523
Ramco-Gershenson Properties Trust[b]	690,824	11,453,862
Retail Opportunity Investments Corp.[b]	272,467	5,757,228
Rexford Industrial Realty Inc.	349,908	8,114,367
RLJ Lodging Trust[b]	1,064,909	26,079,621
Sabra Health Care REIT Inc.[b]	472,562	11,539,964
Saul Centers Inc.[b]	9,742	648,915
Select Income REIT[b]	554,581	13,975,441
Seritage Growth Properties Class Ab	211,647	9,039,443
Silver Bay Realty Trust Corp.	293,373	5,028,413
Summit Hotel Properties Inc.	760,805	12,195,704
Sunstone Hotel Investors Inc.[b]	1,900,170	28,977,592
Terreno Realty Corp.[b]	293,950	8,374,636
Tier REIT Inc.[b]	415,924	7,232,918
UMH Properties Inc.[b]	162,169	2,440,643
Washington Prime Group Inc.[b]	1,276,510	13,288,469
Washington REIT[b]	420,033	13,730,879
Whitestone REIT[b]	243,644	3,503,601
Xenia Hotels & Resorts Inc.	905,240	17,579,761

		827,744,667
FOOD & STAPLES RETAILING — 0.81%
Andersons Inc. (The)	235,301	10,517,955
Chefs’ Warehouse Inc. (The)[a]	14,642	231,344
Ingles Markets Inc. Class A	122,947	5,913,751
Natural Grocers by Vitamin Cottage Inc.[a,b]	83,244	989,771
Smart & Final Stores Inc.[a,b]	63,190	890,979
SpartanNash Co.	323,601	12,795,183
SUPERVALU Inc.[a,b]	2,326,848	10,866,380
United Natural Foods Inc.[a]	434,678	20,742,834
Village Super Market Inc. Class A	65,033	2,009,520
Weis Markets Inc.	83,610	5,588,492

		70,546,209

Security	Shares	Value
FOOD PRODUCTS — 1.27%
AdvancePierre Foods Holdings Inc.	69,398	$2,066,672
Alico Inc.	27,225	739,159
Cal-Maine Foods Inc.[b]	62,068	2,741,854
Darling Ingredients Inc.[a]	1,045,814	13,501,459
Dean Foods Co.[b]	405,947	8,841,526
Fresh Del Monte Produce Inc.	267,016	16,189,180
John B Sanfilippo & Son Inc.	53,589	3,772,130
Landec Corp.[a]	180,862	2,495,895
Limoneira Co.	7,217	155,238
Omega Protein Corp.[a]	182,591	4,573,904
Sanderson Farms Inc.	175,044	16,496,146
Seaboard Corp.[a]	2,339	9,243,705
Seneca Foods Corp. Class Aa	58,298	2,334,835
Snyder’s-Lance Inc.	702,717	26,942,170

		110,093,873
GAS UTILITIES — 2.15%
Chesapeake Utilities Corp.	120,119	8,041,967
Delta Natural Gas Co. Inc.[b]	60,582	1,776,870
New Jersey Resources Corp.	687,630	24,410,865
Northwest Natural Gas Co.	237,215	14,185,457
ONE Gas Inc.	454,456	29,067,006
South Jersey Industries Inc.	697,072	23,484,356
Southwest Gas Corp.	370,211	28,365,567
Spire Inc.	391,328	25,260,222
WGL Holdings Inc.	418,542	31,926,384

		186,518,694
HEALTH CARE EQUIPMENT & SUPPLIES — 1.33%
Analogic Corp.	98,922	8,205,580
AngioDynamics Inc.[a,b]	238,151	4,017,607
Anika Therapeutics Inc.[a,b]	24,340	1,191,686
AtriCure Inc.[a,b]	60,893	1,191,676
Cerus Corp.[a,b]	121,044	526,541
CONMED Corp.	241,655	10,673,901
CryoLife Inc.	91,792	1,757,817
Exactech Inc.[a]	92,895	2,536,034
Haemonetics Corp.[a]	446,191	17,936,878
Halyard Health Inc.[a]	407,970	15,086,731
ICU Medical Inc.[a,b]	40,970	6,036,930
Integer Holdings Corp.[a,b]	269,582	7,939,190
Invacare Corp.[b]	280,284	3,657,706
iRhythm Technologies Inc.[a,b]	9,286	278,580

452

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
K2M Group Holdings Inc.[a,b]	156,450	$3,135,258
Meridian Bioscience Inc.	53,112	940,082
Merit Medical Systems Inc.[a]	233,115	6,177,547
Obalon Therapeutics Inc.[a]	6,162	54,534
Quidel Corp.[a,b]	15,692	336,123
Rockwell Medical Inc.[a,b]	41,844	274,078
RTI Surgical Inc.[a]	514,476	1,672,047
Tactile Systems Technology Inc.[a,b]	5,407	88,729
TransEnterix Inc.[a,b]	518,380	673,894
Wright Medical Group NVa,b	899,606	20,672,946

		115,062,095
HEALTH CARE PROVIDERS & SERVICES — 1.08%
Aceto Corp.	29,408	646,094
Addus HomeCare Corp.[a,b]	56,353	1,975,173
Almost Family Inc.[a]	54,123	2,386,824
American Renal Associates Holdings Inc.[a,b]	9,670	205,778
BioScrip Inc.[a,b]	739,404	768,980
Community Health Systems Inc.[a,b]	979,593	5,475,925
Fulgent Genetics Inc.[a,b]	7,250	83,882
Genesis Healthcare Inc.[a,b]	158,094	671,899
Healthways Inc.[a,b]	279,284	6,353,711
Kindred Healthcare Inc.	742,050	5,825,092
LHC Group Inc.[a]	123,018	5,621,922
Magellan Health Inc.[a]	59,920	4,508,980
Molina Healthcare Inc.[a,b]	126,834	6,882,013
National Healthcare Corp.	97,128	7,361,331
National Research Corp. Class A	10,513	199,747
Nobilis Health Corp.[a,b]	463,386	973,111
Owens & Minor Inc.[b]	481,514	16,992,629
PharMerica Corp.[a]	258,885	6,510,958
Select Medical Holdings Corp.[a]	867,575	11,495,369
Surgery Partners Inc.[a,b]	70,282	1,113,970
Triple-S Management Corp. Class Ba	203,871	4,220,130
Universal American Corp.[a]	362,156	3,603,452

		93,876,970
HEALTH CARE TECHNOLOGY — 0.05%
Cotiviti Holdings Inc.[a,b]	30,606	1,052,846
Evolent Health Inc.[a,b]	142,372	2,107,106

Security	Shares	Value
NantHealth Inc.[a,b]	10,098	$100,374
Tabula Rasa HealthCare Inc.[a]	7,549	113,084
Vocera Communications Inc.[a]	66,997	1,238,775

		4,612,185
HOTELS, RESTAURANTS & LEISURE — 1.52%
Belmond Ltd.[a,b]	731,921	9,771,145
Biglari Holdings Inc.[a,b]	8,149	3,856,107
Caesars Acquisition Co. Class Aa,b	413,892	5,587,542
Caesars Entertainment Corp.[a,b]	496,886	4,223,531
Carrols Restaurant Group Inc.[a]	41,128	627,202
Century Casinos Inc.[a]	100,490	827,033
Cracker Barrel Old Country Store Inc.[b]	9,317	1,555,753
Del Frisco’s Restaurant Group Inc.[a]	194,456	3,305,752
Del Taco Restaurants Inc.[a,b]	199,876	2,822,249
Denny’s Corp.[a,b]	182,791	2,345,209
DineEquity Inc.	65,696	5,058,592
El Pollo Loco Holdings Inc.[a,b]	180,698	2,222,585
Eldorado Resorts Inc.[a,b]	25,983	440,412
Empire Resorts Inc.[a,b]	27,164	617,981
Fiesta Restaurant Group Inc.[a,b]	43,359	1,294,266
Fogo De Chao Inc.[a,b]	43,794	628,444
Golden Entertainment Inc.	75,234	911,084
ILG Inc.	890,879	16,187,272
International Speedway Corp. Class A	228,756	8,418,221
Intrawest Resorts Holdings Inc.[a,b]	138,592	2,473,867
J Alexander’s Holdings Inc.[a]	121,311	1,304,093
Jack in the Box Inc.	63,682	7,109,459
Kona Grill Inc.[a,b]	30,764	386,088
La Quinta Holdings Inc.[a]	593,327	8,431,177
Luby’s Inc.[a]	170,475	729,633
Marcus Corp. (The)	162,228	5,110,182
Marriott Vacations Worldwide Corp.	182,712	15,503,113
Monarch Casino & Resort Inc.[a]	92,589	2,386,944
Noodles & Co.[a,b]	31,534	129,289
Penn National Gaming Inc.[a]	93,723	1,292,440
Pinnacle Entertainment Inc.[a,b]	437,298	6,340,821
Red Lion Hotels Corp.[a,b]	123,262	1,029,238

453

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
Red Robin Gourmet Burgers Inc.[a,b]	91,432	$5,156,765
Ruby Tuesday Inc.[a]	523,854	1,692,048
Speedway Motorsports Inc.	105,151	2,278,622

		132,054,159
HOUSEHOLD DURABLES — 1.29%
Bassett Furniture Industries Inc.	40,878	1,242,691
Beazer Homes USA Inc.[a,b]	279,610	3,718,813
Century Communities Inc.[a]	124,368	2,611,728
CSS Industries Inc.	73,227	1,982,255
Flexsteel Industries Inc.	56,756	3,500,143
GoPro Inc. Class Aa,b	887,946	7,734,010
Green Brick Partners Inc.[a,b]	208,422	2,094,641
Hooker Furniture Corp.	91,703	3,480,129
Hovnanian Enterprises Inc. Class Aa,b	1,087,857	2,969,850
KB Home[b]	570,903	9,025,976
La-Z-Boy Inc.	248,969	7,730,487
LGI Homes Inc.[a,b]	9,158	263,109
Libbey Inc.	178,369	3,471,061
Lifetime Brands Inc.	96,321	1,709,698
M/I Homes Inc.[a,b]	168,272	4,237,089
MDC Holdings Inc.	223,988	5,747,532
Meritage Homes Corp.[a,b]	310,898	10,819,250
NACCO Industries Inc. Class A	34,240	3,100,432
New Home Co. Inc. (The)[a,b]	91,040	1,066,078
TopBuild Corp.[a]	291,985	10,394,666
TRI Pointe Group Inc.[a,b]	1,225,018	14,063,207
UCP Inc. Class Aa,b	66,649	803,120
WCI Communities Inc.[a]	191,506	4,490,816
William Lyon Homes Class Aa,b	214,051	4,073,391
ZAGG Inc.[a,b]	219,185	1,556,213

		111,886,385
HOUSEHOLD PRODUCTS — 0.14%
Central Garden & Pet Co.[a,b]	78,957	2,612,687
Central Garden & Pet Co. Class Aa	256,013	7,910,802
Oil-Dri Corp. of America	43,765	1,672,260

		12,195,749
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.70%
Atlantic Power Corp.	1,010,559	2,526,398
Atlantica Yield PLC[b]	517,824	10,019,894

Security	Shares	Value
Dynegy Inc.[a,b]	1,024,231	$8,664,994
NRG Yield Inc. Class A	305,736	4,696,105
NRG Yield Inc. Class C	558,280	8,820,824
Ormat Technologies Inc.	187,149	10,034,929
Pattern Energy Group Inc.	115,107	2,185,882
TerraForm Global Inc. Class A	811,228	3,204,351
TerraForm Power Inc.	765,842	9,810,436
Vivint Solar Inc.[a,b]	199,944	509,857

		60,473,670
INDUSTRIAL CONGLOMERATES — 0.04%
Raven Industries Inc.	120,022	3,024,554

		3,024,554
INSURANCE — 3.58%
Ambac Financial Group Inc.[a]	304,819	6,858,428
American Equity Investment Life Holding Co.	602,386	13,577,780
AMERISAFE Inc.	43,319	2,700,940
Argo Group International Holdings Ltd.	252,261	16,624,000
Atlas Financial Holdings Inc.[a,b]	49,571	894,757
Baldwin & Lyons Inc. Class B	82,882	2,088,626
Blue Capital Reinsurance Holdings Ltd.	51,583	951,706
Citizens Inc./TXa,b	406,368	3,990,534
CNO Financial Group Inc.	1,515,960	29,030,634
Donegal Group Inc. Class A	77,376	1,352,532
EMC Insurance Group Inc.	76,687	2,301,377
Employers Holdings Inc.	270,451	10,709,860
Enstar Group Ltd.[a]	99,534	19,677,872
FBL Financial Group Inc. Class A	86,042	6,724,182
Federated National Holding Co.	109,983	2,055,582
Fidelity & Guaranty Life[b]	107,483	2,547,347
Genworth Financial Inc. Class Aa	3,520,137	13,411,722
Global Indemnity Ltd.[a]	74,937	2,863,343
Greenlight Capital Re Ltd. Class Aa,b	262,382	5,982,310
Hallmark Financial Services Inc.[a]	132,694	1,543,231
HCI Group Inc.	69,761	2,754,164
Heritage Insurance Holdings Inc.	232,586	3,644,623

454

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
Horace Mann Educators Corp.	354,302	$15,164,126
Independence Holding Co.	62,241	1,216,812
Infinity Property & Casualty Corp.	94,357	8,293,980
Investors Title Co.	12,749	2,016,637
James River Group Holdings Ltd.	127,177	5,284,204
Kemper Corp.	347,228	15,382,200
Kinsale Capital Group Inc.	53,127	1,806,849
Maiden Holdings Ltd.	519,130	9,058,819
MBIA Inc.[a,b]	1,151,498	12,321,029
National General Holdings Corp.	176,220	4,403,738
National Western Life Group Inc.	19,708	6,125,246
Navigators Group Inc. (The)	98,205	11,563,639
OneBeacon Insurance Group Ltd. Class A	180,040	2,889,642
RLI Corp.	58,900	3,718,357
Safety Insurance Group Inc.	106,045	7,815,517
Selective Insurance Group Inc.	390,726	16,820,754
State Auto Financial Corp.	139,124	3,729,914
State National Companies Inc.	251,569	3,486,746
Stewart Information Services Corp.	187,173	8,624,932
Third Point Reinsurance Ltd.[a]	542,062	6,260,816
United Fire Group Inc.	187,593	9,223,948
United Insurance Holdings Corp.	40,215	608,855
Universal Insurance Holdings Inc.	76,966	2,185,834

		310,288,144
INTERNET & DIRECT MARKETING RETAIL — 0.09%
1-800-Flowers.com Inc. Class Aa,b	165,671	1,772,680
FTD Companies Inc.[a,b]	153,642	3,662,825
Gaia Inc.[a,b]	35,917	310,682
Lands’ End Inc.[a,b]	132,458	2,006,739

		7,752,926
INTERNET SOFTWARE & SERVICES — 0.43%
Actua Corp.[a]	314,209	4,398,926
Apptio Inc. Class Aa,b	15,814	293,033
Autobytel Inc.[a]	47,536	639,359
Bankrate Inc.[a]	419,046	4,630,458

Security	Shares	Value
Bazaarvoice Inc.[a]	725,942	$3,520,819
Blucora Inc.[a]	275,281	4,060,395
ChannelAdvisor Corp.[a]	14,175	203,411
Coupa Software Inc.[a]	19,512	487,995
Global Sources Ltd.[a]	72,309	639,935
IntraLinks Holdings Inc.[a]	337,687	4,565,528
Limelight Networks Inc.[a,b]	626,058	1,577,666
Liquidity Services Inc.[a]	221,210	2,156,797
Marchex Inc. Class Ba	292,515	775,165
MeetMe Inc.[a,b]	50,628	249,596
Numerex Corp. Class Aa,b	100,510	743,774
QuinStreet Inc.[a]	320,301	1,204,332
RealNetworks Inc.[a,b]	205,687	999,639
Reis Inc.	26,575	591,294
RetailMeNot Inc.[a]	340,300	3,164,790
Rightside Group Ltd.[a]	106,603	881,607
TechTarget Inc.[a,b]	99,298	847,012
Trade Desk Inc. (The) Class Aa	34,801	962,944

		37,594,475
IT SERVICES — 0.97%
Acxiom Corp.[a,b]	345,933	9,271,005
CACI International Inc. Class Aa	212,756	26,445,571
Cass Information Systems Inc.	38,312	2,818,614
Convergys Corp.	387,593	9,519,284
Datalink Corp.[a]	168,119	1,893,020
EVERTEC Inc.	106,420	1,888,955
ManTech International Corp./VA Class A	217,489	9,188,910
MoneyGram International Inc.[a]	264,103	3,119,057
NCI Inc. Class A	52,953	738,694
NeuStar Inc. Class Aa	28,096	938,406
Perficient Inc.[a]	90,508	1,582,985
PFSweb Inc.[a,b]	8,749	74,367
ServiceSource International Inc.[a]	208,106	1,182,042
Sykes Enterprises Inc.[a]	338,592	9,771,765
Travelport Worldwide Ltd.	265,533	3,744,015
Unisys Corp.[a,b]	148,355	2,217,907

		84,394,597
LEISURE PRODUCTS — 0.14%
Acushnet Holdings Corp.[a,b]	86,245	1,699,889
Arctic Cat Inc.	68,119	1,023,147
Callaway Golf Co.	516,938	5,665,641

455

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
Escalade Inc.	92,240	$1,217,568
JAKKS Pacific Inc.[a,b]	138,855	715,103
Johnson Outdoors Inc. Class A	43,229	1,715,759

		12,037,107
LIFE SCIENCES TOOLS & SERVICES — 0.09%
Accelerate Diagnostics Inc.[a,b]	13,323	276,452
Albany Molecular Research Inc.[a,b]	123,070	2,308,793
Enzo Biochem Inc.[a]	22,115	153,478
Luminex Corp.[a]	203,700	4,120,851
Medpace Holdings Inc.[a,b]	20,548	741,167

		7,600,741
MACHINERY — 3.26%
Actuant Corp. Class Ab	266,551	6,916,998
Alamo Group Inc.	64,281	4,891,784
Albany International Corp. Class A	212,527	9,840,000
Altra Industrial Motion Corp.	39,555	1,459,579
American Railcar Industries Inc.[b]	68,794	3,115,680
Astec Industries Inc.	88,987	6,003,063
Barnes Group Inc.	438,009	20,770,387
Blue Bird Corp.[a]	42,234	652,515
Briggs & Stratton Corp.	372,035	8,281,499
Chart Industries Inc.[a,b]	265,653	9,568,821
CIRCOR International Inc.	143,711	9,323,970
Columbus McKinnon Corp./NY	168,744	4,562,838
DMC Global Inc.	124,785	1,977,842
Douglas Dynamics Inc.	27,150	913,597
ESCO Technologies Inc.	221,110	12,525,881
ExOne Co. (The)[a,b]	85,139	795,198
Federal Signal Corp.	521,283	8,137,228
Franklin Electric Co. Inc.	26,256	1,021,358
FreightCar America Inc.	108,801	1,624,399
Gencor Industries Inc.[a]	69,234	1,086,974
Global Brass & Copper Holdings Inc.	17,827	611,466
Gorman-Rupp Co. (The)	21,696	671,491
Graham Corp.	84,872	1,879,915
Greenbrier Companies Inc. (The)	237,709	9,876,809
Hardinge Inc.	102,269	1,133,141
Harsco Corp.	706,281	9,605,422

Security	Shares	Value
Hurco Companies Inc.	55,967	$1,852,508
Hyster-Yale Materials Handling Inc.	56,396	3,596,373
Joy Global Inc.	860,189	24,085,292
Kadant Inc.	76,474	4,680,209
Kennametal Inc.	690,837	21,595,565
Lindsay Corp.[b]	11,977	893,604
Manitowoc Co. Inc. (The)[a]	1,122,854	6,714,667
Meritor Inc.[a,b]	721,402	8,959,813
Milacron Holdings Corp.[a,b]	19,121	356,224
Miller Industries Inc./TN	87,897	2,324,876
Mueller Industries Inc.	142,373	5,689,225
Navistar International Corp.[a,b]	404,223	12,680,476
NN Inc.	231,973	4,419,086
Rexnord Corp.[a]	167,586	3,283,010
SPX Corp.[a]	363,846	8,630,427
SPX FLOW Inc.[a]	309,427	9,920,230
Standex International Corp.	26,249	2,305,975
Sun Hydraulics Corp.	21,366	853,999
Supreme Industries Inc. Class A	49,462	776,553
Tennant Co.	8,382	596,798
Titan International Inc.	383,495	4,298,979
TriMas Corp.[a,b]	394,862	9,279,257
Wabash National Corp.[a,b]	414,029	6,549,939
Watts Water Technologies Inc. Class A	17,402	1,134,610

		282,725,550
MARINE — 0.13%
Costamare Inc.	262,407	1,469,479
Matson Inc.	210,106	7,435,651
Scorpio Bulkers Inc.[a,b]	491,497	2,482,060

		11,387,190
MEDIA — 1.96%
AMC Entertainment Holdings Inc. Class A	200,831	6,757,960
Daily Journal Corp.[a,b]	3,288	795,039
Entercom Communications Corp. Class A	232,793	3,561,733
Eros International PLC[a,b]	260,602	3,400,856
EW Scripps Co. (The) Class Aa	520,984	10,070,621
Gannett Co. Inc.	1,028,682	9,988,502
Global Eagle Entertainment Inc.[a,b]	384,613	2,484,600

456

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
Gray Television Inc.[a,b]	209,831	$2,276,666
Hemisphere Media Group Inc.[a,b]	7,364	82,477
Liberty Media Corp.-Liberty Braves Class Aa	77,176	1,581,336
Liberty Media Corp.-Liberty Braves Class Ca	259,289	5,338,761
Liberty Media Corp.-Liberty Media Class Aa,b	166,592	5,222,659
Liberty Media Corp.-Liberty Media Class Ca,b	334,676	10,485,399
MDC Partners Inc. Class A	314,020	2,056,831
Media General Inc.[a]	954,516	17,973,536
Meredith Corp.	326,542	19,314,959
MSG Networks Inc. Class Aa	345,280	7,423,520
National CineMedia Inc.	538,444	7,931,280
New Media Investment Group Inc.	331,326	5,297,903
New York Times Co. (The) Class A	1,089,049	14,484,352
Radio One Inc. Class Da	21,772	63,139
Reading International Inc. Class Aa	114,307	1,897,496
Saga Communications Inc. Class A	31,930	1,606,079
Salem Media Group Inc. Class A	97,369	608,556
Scholastic Corp.	237,473	11,277,593
Time Inc.	899,307	16,052,630
Townsquare Media Inc. Class Aa	71,949	748,989
tronc Inc.[b]	100,864	1,398,984

		170,182,456
METALS & MINING — 2.15%
AK Steel Holding Corp.[a]	2,720,364	27,774,916
Allegheny Technologies Inc.[b]	948,303	15,106,467
Ampco-Pittsburgh Corp.	74,831	1,253,419
Carpenter Technology Corp.	404,505	14,630,946
Century Aluminum Co.[a,b]	403,401	3,453,113
Cliffs Natural Resources Inc.[a,b]	1,930,092	16,232,074
Coeur Mining Inc.[a]	412,760	3,751,988
Commercial Metals Co.	1,000,880	21,799,166
Ferroglobe PLC	573,389	6,209,803
Ferroglobe PLC[a]	543,825	5

Security	Shares	Value
Gerber Scientific Inc. Escrow[a]	173,399	$1,734
Gold Resource Corp.	92,043	400,387
Handy & Harman Ltd.[a]	25,820	659,701
Haynes International Inc.	108,629	4,669,961
Hecla Mining Co.	3,330,836	17,453,581
Kaiser Aluminum Corp.	97,900	7,605,851
Materion Corp.	173,857	6,884,737
Olympic Steel Inc.	78,534	1,902,879
Ryerson Holding Corp.[a,b]	113,390	1,513,756
Schnitzer Steel Industries Inc. Class A	226,188	5,813,032
Stillwater Mining Co.[a]	1,068,435	17,212,488
SunCoke Energy Inc.	565,531	6,413,121
TimkenSteel Corp.[a]	346,783	5,368,201

		186,111,326
MORTGAGE REAL ESTATE INVESTMENT — 2.07%
AG Mortgage Investment Trust Inc.[b]	244,422	4,182,060
Altisource Residential Corp.[b]	454,107	5,013,341
Anworth Mortgage Asset Corp.[b]	839,323	4,339,300
Apollo Commercial Real Estate Finance Inc.[b]	631,151	10,489,730
Ares Commercial Real Estate Corp.	238,236	3,270,980
ARMOUR Residential REIT Inc.[b]	321,546	6,974,333
Capstead Mortgage Corp.[b]	835,805	8,516,853
Colony Capital Inc.[b]	984,451	19,935,133
CYS Investments Inc.	1,335,563	10,323,902
Dynex Capital Inc.[b]	397,974	2,714,183
Great Ajax Corp.	133,673	1,773,841
Hannon Armstrong Sustainable Infrastructure Capital Inc.	388,602	7,379,552
Invesco Mortgage Capital Inc.	985,203	14,383,964
Ladder Capital Corp.	335,253	4,599,671
MTGE Investment Corp.	403,016	6,327,351
New Residential Investment Corp.	2,122,836	33,370,982
New York Mortgage Trust Inc.[b]	971,119	6,409,385
Orchid Island Capital Inc.	168,108	1,820,610
Owens Realty Mortgage Inc.[b]	90,410	1,674,393
PennyMac Mortgage Investment Trust[c]	593,003	9,707,459

457

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
Redwood Trust Inc.	667,383	$10,150,895
Resource Capital Corp.[b]	265,237	2,209,424
Western Asset Mortgage Capital Corp.[b]	360,067	3,625,875

		179,193,217
MULTI-UTILITIES — 0.92%
Avista Corp.	554,185	22,161,858
Black Hills Corp.[b]	450,567	27,637,780
NorthWestern Corp.	426,245	24,240,553
Unitil Corp.	121,603	5,513,480

		79,553,671
MULTILINE RETAIL — 0.10%
Fred’s Inc. Class A	291,810	5,415,994
Sears Holdings Corp.[a,b]	84,029	780,629
Tuesday Morning Corp.[a,b]	397,863	2,148,460

		8,345,083
OIL, GAS & CONSUMABLE FUELS — 3.90%
Abraxas Petroleum Corp.[a,b]	609,148	1,565,510
Adams Resources & Energy Inc.	18,889	748,949
Alon USA Energy Inc.	281,366	3,201,945
Ardmore Shipping Corp.	252,375	1,867,575
Bill Barrett Corp.[a,b]	435,767	3,046,011
California Resources Corp.[a,b]	279,634	5,953,408
Clayton Williams Energy Inc.[a,b]	51,946	6,195,080
Clean Energy Fuels Corp.[a]	834,580	2,386,899
Cobalt International Energy Inc.[a,b]	3,602,611	4,395,185
Contango Oil & Gas Co.[a]	199,652	1,864,750
CVR Energy Inc.	133,560	3,391,088
Delek U.S. Holdings Inc.	539,956	12,996,741
Denbury Resources Inc.[a]	3,069,083	11,294,225
DHT Holdings Inc.	808,115	3,345,596
Dorian LPG Ltd.[a,b]	219,790	1,804,476
Earthstone Energy Inc.[a]	21,699	298,144
Eclipse Resources Corp.[a,b]	511,551	1,365,841
EP Energy Corp. Class Aa,b	334,278	2,189,521
Erin Energy Corp.[a,b]	129,423	394,740
EXCO Resources Inc.[a,b]	1,259,887	1,100,763
Frontline Ltd./Bermuda[b]	571,573	4,063,884
GasLog Ltd.	358,577	5,773,090
Gener8 Maritime Inc.[a,b]	343,444	1,538,629
Golar LNG Ltd.[b]	838,844	19,243,081

Security	Shares	Value
Green Plains Inc.	317,401	$8,839,618
International Seaways Inc.[a]	140,489	1,972,466
Jones Energy Inc. Class Aa,b	510,133	2,550,665
Navios Maritime Acquisition Corp.	710,604	1,208,027
Nordic American Tankers Ltd.[b]	861,757	7,238,759
Northern Oil and Gas Inc.[a,b]	417,568	1,148,312
Oasis Petroleum Inc.[a,b]	2,034,136	30,796,819
Overseas Shipholding Group Inc. Series A	348,426	1,334,472
Pacific Ethanol Inc.[a]	248,399	2,359,791
Panhandle Oil and Gas Inc. Class A	64,723	1,524,227
Par Pacific Holdings Inc.[a,b]	170,669	2,481,527
PDC Energy Inc.[a,b]	488,815	35,478,193
PetroCorp Inc. Escrow[a]	19,086	—
Renewable Energy Group Inc.[a,b]	317,731	3,081,991
REX American Resources Corp.[a,b]	49,158	4,854,353
Ring Energy Inc.[a,b]	361,511	4,696,028
RSP Permian Inc.[a,b]	856,674	38,224,794
Sanchez Energy Corp.[a,b]	268,029	2,420,302
Scorpio Tankers Inc.	1,440,457	6,525,270
SemGroup Corp. Class A	577,134	24,095,345
Ship Finance International Ltd.	521,718	7,747,512
Synergy Resources Corp.[a,b]	1,438,412	12,816,251
Teekay Corp.	433,148	3,478,178
Teekay Tankers Ltd. Class A	1,033,628	2,335,999
W&T Offshore Inc.[a]	325,429	901,438
Western Refining Inc.	705,285	26,695,037
Westmoreland Coal Co.[a]	162,352	2,868,760

		337,699,265
PAPER & FOREST PRODUCTS — 0.43%
Boise Cascade Co.[a]	51,539	1,159,627
KapStone Paper and Packaging Corp.	705,491	15,556,077
Louisiana-Pacific Corp.[a]	87,778	1,661,637
PH Glatfelter Co.	379,085	9,056,341
Schweitzer-Mauduit International Inc.	213,554	9,723,114

		37,156,796
PERSONAL PRODUCTS — 0.30%
Avon Products Inc.	3,023,872	15,240,315
elf Beauty Inc.[a]	50,767	1,469,197

458

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
Inter Parfums Inc.	84,739	$2,775,202
Nature’s Sunshine Products Inc.	78,261	1,173,915
Nutraceutical International Corp.	72,899	2,547,820
Revlon Inc. Class Aa,b	73,334	2,137,686
Synutra International Inc.[a,b]	134,218	718,067

		26,062,202
PHARMACEUTICALS — 0.20%
Aratana Therapeutics Inc.[a,b]	24,378	175,034
Clearside Biomedical Inc.[a]	14,435	129,049
Egalet Corp.[a,b]	148,581	1,136,645
Endocyte Inc.[a]	295,475	753,461
Flex Pharma Inc.[a]	14,477	76,438
Innoviva Inc.[a,b]	82,253	880,107
Lannett Co. Inc.[a,b]	244,100	5,382,405
Medicines Co. (The)[a,b]	51,962	1,763,590
Neos Therapeutics Inc.[a,b]	10,727	62,753
Novan Inc.[a,b]	8,390	226,698
Omeros Corp.[a,b]	133,587	1,325,183
Phibro Animal Health Corp. Series A	10,249	300,296
Tetraphase Pharmaceuticals Inc.[a,b]	321,491	1,295,609
TherapeuticsMD Inc.[a,b]	87,242	503,386
Titan Pharmaceuticals Inc.[a,b]	11,168	44,672
WaVe Life Sciences Ltd.[a,b]	12,712	332,419
Zogenix Inc.[a,b]	218,031	2,649,077

		17,036,822
PROFESSIONAL SERVICES — 1.05%
Acacia Research Corp.	356,709	2,318,608
CBIZ Inc.[a]	431,874	5,916,674
Cogint Inc.[a,b]	133,570	460,817
CRA International Inc.	71,131	2,603,395
Franklin Covey Co.[a]	20,428	411,624
FTI Consulting Inc.[a]	331,660	14,951,233
Heidrick & Struggles International Inc.	162,246	3,918,241
Hill International Inc.[a,b]	161,461	702,355
Huron Consulting Group Inc.[a,b]	164,193	8,316,375
ICF International Inc.[a]	160,071	8,835,919
Kelly Services Inc. Class A	258,199	5,917,921
Korn/Ferry International	207,169	6,096,984
Navigant Consulting Inc.[a]	417,183	10,921,851
Resources Connection Inc.	313,405	6,033,046

Security	Shares	Value
RPX Corp.[a]	434,451	$4,692,071
TrueBlue Inc.[a,b]	350,317	8,635,314

		90,732,428
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.54%
Alexander & Baldwin Inc.	190,640	8,554,017
AV Homes Inc.[a,b]	74,598	1,178,648
Consolidated-Tomoka Land Co.	4,217	225,272
Forestar Group Inc.[a]	274,502	3,650,877
FRP Holdings Inc.[a]	56,377	2,125,413
Griffin Industrial Realty Inc.	6,347	201,390
Kennedy-Wilson Holdings Inc.	362,987	7,441,234
RE/MAX Holdings Inc. Class A	155,171	8,689,576
St. Joe Co. (The)[a,b]	442,545	8,408,355
Stratus Properties Inc.[a,b]	53,580	1,754,745
Tejon Ranch Co.[a,b]	123,423	3,138,647
Trinity Place Holdings Inc.[a]	154,731	1,434,356

		46,802,530
ROAD & RAIL — 0.50%
ArcBest Corp.	213,787	5,911,211
Celadon Group Inc.	243,519	1,741,161
Covenant Transportation Group Inc. Class Aa,b	105,584	2,041,995
Knight Transportation Inc.	41,794	1,381,292
Marten Transport Ltd.	200,396	4,669,227
PAM Transportation Services Inc.[a]	20,878	542,410
Roadrunner Transportation Systems Inc.[a]	278,106	2,889,521
Saia Inc.[a,b]	219,733	9,701,212
Universal Logistics Holdings Inc.	25,107	410,499
USA Truck Inc.[a]	73,709	642,005
Werner Enterprises Inc.	389,727	10,503,143
YRC Worldwide Inc.[a,b]	226,955	3,013,962

		43,447,638
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.70%
Advanced Energy Industries Inc.[a]	17,000	930,750
Advanced Micro Devices Inc.[a,b]	3,420,002	38,782,823
Alpha & Omega Semiconductor Ltd.[a]	160,061	3,404,497
Ambarella Inc.[a,b]	167,425	9,062,715
Amkor Technology Inc.[a,b]	824,421	8,697,641

459

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
Axcelis Technologies Inc.[a]	257,396	$3,745,112
Brooks Automation Inc.	594,395	10,146,323
Cabot Microelectronics Corp.	178,552	11,279,130
Cavium Inc.[a,b]	71,652	4,473,951
Cohu Inc.	232,534	3,232,223
Diodes Inc.[a,b]	333,753	8,567,439
DSP Group Inc.[a]	185,871	2,425,617
Entegris Inc.[a]	459,839	8,231,118
Exar Corp.[a]	296,015	3,191,042
FormFactor Inc.[a,b]	259,850	2,910,320
GigPeak Inc.[a]	463,197	1,167,256
Impinj Inc.[a,b]	21,451	758,078
Intersil Corp. Class A	1,171,591	26,126,479
IXYS Corp.	216,702	2,578,754
Kopin Corp.[a,b]	545,700	1,549,788
MKS Instruments Inc.	439,179	26,087,233
Nanometrics Inc.[a]	40,653	1,018,764
NeoPhotonics Corp.[a,b]	227,733	2,461,794
NVE Corp.	20,706	1,479,030
PDF Solutions Inc.[a,b]	15,531	350,224
Photronics Inc.[a,b]	568,670	6,425,971
Rambus Inc.[a,b]	706,967	9,734,936
Rudolph Technologies Inc.[a]	260,041	6,071,957
Sigma Designs Inc.[a,b]	314,269	1,885,614
Tessera Holding Corp.	148,762	6,575,280
Ultra Clean Holdings Inc.[a]	276,318	2,680,285
Ultratech Inc.[a]	174,925	4,194,701
Veeco Instruments Inc.[a]	345,506	10,071,500
Xcerra Corp.[a,b]	458,539	3,503,238

		233,801,583
SOFTWARE — 1.18%
Blackline Inc.[a]	22,706	627,367
Bottomline Technologies de Inc.[a,b]	46,717	1,168,859
Digimarc Corp.[a,b]	6,261	187,830
EnerNOC Inc.[a,b]	35,569	213,414
Everbridge Inc.[a]	19,781	364,960
Glu Mobile Inc.[a,b]	916,524	1,778,057
Mentor Graphics Corp.	934,179	34,461,863
MicroStrategy Inc. Class Aa	39,271	7,752,096
Park City Group Inc.[a,b]	8,170	103,759
Progress Software Corp.	377,889	12,065,996
QAD Inc. Class A	84,296	2,562,598

Security	Shares	Value
Rosetta Stone Inc.[a,b]	43,189	$384,814
Rubicon Project Inc. (The)[a]	202,315	1,501,177
SecureWorks Corp. Class Aa	36,443	385,931
Silver Spring Networks Inc.[a,b]	18,034	240,033
Tangoe Inc.[a]	245,481	1,934,390
Telenav Inc.[a]	286,781	2,021,806
TiVo Corp.[a]	707,993	14,797,054
VASCO Data Security International Inc.[a,b]	25,719	351,064
Verint Systems Inc.[a,b]	544,196	19,182,909

		102,085,977
SPECIALTY RETAIL — 2.55%
Aaron’s Inc.	576,313	18,436,253
Abercrombie & Fitch Co. Class A	597,759	7,173,108
America’s Car-Mart Inc./TXa,b	68,064	2,977,800
American Eagle Outfitters Inc.	148,292	2,249,590
Ascena Retail Group Inc.[a,b]	1,002,500	6,205,475
At Home Group Inc.[a,b]	44,792	655,307
Barnes & Noble Education Inc.[a,b]	353,286	4,052,190
Barnes & Noble Inc.	550,702	6,140,327
Big 5 Sporting Goods Corp.	155,867	2,704,292
Boot Barn Holdings Inc.[a,b]	113,871	1,425,665
Buckle Inc. (The)	167,674	3,822,967
Build-A-Bear Workshop Inc.[a,b]	108,146	1,487,007
Caleres Inc.	373,337	12,252,920
Camping World Holdings Inc. Class A	10,403	339,034
Cato Corp. (The) Class A	179,651	5,403,902
Chico’s FAS Inc.	113,551	1,633,999
Citi Trends Inc.	128,032	2,412,123
Conn’s Inc.[a,b]	180,520	2,283,578
Container Store Group Inc. (The)[a]	98,616	626,212
Destination XL Group Inc.[a,b]	100,967	429,110
DSW Inc. Class A	587,402	13,304,655
Express Inc.[a,b]	650,703	7,001,564
Finish Line Inc. (The) Class A	251,627	4,733,104
Genesco Inc.[a,b]	158,892	9,867,193
Group 1 Automotive Inc.	139,868	10,901,312
Guess? Inc.	538,160	6,511,736
Haverty Furniture Companies Inc.	161,480	3,827,076

460

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
Hibbett Sports Inc.[a,b]	42,418	$1,582,191
Kirkland’s Inc.[a]	69,008	1,070,314
Lumber Liquidators Holdings Inc.[a,b]	232,072	3,652,813
MarineMax Inc.[a]	97,248	1,881,749
Office Depot Inc.	4,842,286	21,887,133
Party City Holdco Inc.[a,b]	134,133	1,904,689
Pier 1 Imports Inc.	598,729	5,113,146
Rent-A-Center Inc./TX	453,688	5,103,990
RHa	339,104	10,410,493
Sears Hometown and Outlet Stores Inc.[a,b]	99,080	465,676
Shoe Carnival Inc.	116,716	3,148,998
Sonic Automotive Inc. Class A	247,098	5,658,544
Sportsman’s Warehouse Holdings Inc.[a,b]	15,606	146,540
Stage Stores Inc.[b]	232,255	1,014,954
Tailored Brands Inc.	298,578	7,628,668
Tilly’s Inc. Class Aa,b	102,340	1,349,865
Vitamin Shoppe Inc.[a,b]	199,849	4,746,414
West Marine Inc.[a]	158,992	1,664,646
Zumiez Inc.[a,b]	158,827	3,470,370

		220,758,692
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.28%
Avid Technology Inc.[a,b]	95,971	422,272
CPI Card Group Inc.[b]	114,693	475,976
Diebold Nixdorf Inc.	398,036	10,010,606
Eastman Kodak Co.[a,b]	23,776	368,528
Immersion Corp.[a,b]	175,302	1,863,460
Stratasys Ltd.[a]	225,958	3,737,345
Super Micro Computer Inc.[a]	266,577	7,477,485
USA Technologies Inc.[a,b]	39,724	170,813

		24,526,485
TEXTILES, APPAREL & LUXURY GOODS — 0.70%
Deckers Outdoor Corp.[a,b]	263,560	14,598,588
Delta Apparel Inc.[a,b]	61,933	1,283,871
Fossil Group Inc.[a,b]	367,082	9,492,741
G-III Apparel Group Ltd.[a]	77,415	2,288,387
Iconix Brand Group Inc.[a,b]	378,620	3,536,311
Movado Group Inc.	135,648	3,899,880
Perry Ellis International Inc.[a]	111,226	2,770,640
Sequential Brands Group Inc.[a,b]	349,358	1,634,995

Security	Shares	Value
Unifi Inc.[a]	137,704	$4,493,282
Vera Bradley Inc.[a,b]	49,576	581,031
Vince Holding Corp.[a,b]	176,182	713,537
Wolverine World Wide Inc.	711,052	15,607,591

		60,900,854
THRIFTS & MORTGAGE FINANCE — 4.03%
Astoria Financial Corp.	805,669	15,025,727
Bank Mutual Corp.	352,356	3,329,764
BankFinancial Corp.	132,150	1,958,463
Bear State Financial Inc.	156,438	1,587,846
Beneficial Bancorp. Inc.	611,398	11,249,723
BofI Holding Inc.[a,b]	32,942	940,494
BSB Bancorp. Inc./MAa	70,296	2,035,069
Capitol Federal Financial Inc.	1,114,575	18,345,904
Charter Financial Corp./MD	119,279	1,988,381
Clifton Bancorp. Inc.[b]	193,222	3,269,316
Dime Community Bancshares Inc.	275,417	5,535,882
ESSA Bancorp. Inc.	71,465	1,123,430
EverBank Financial Corp.	901,202	17,528,379
Federal Agricultural Mortgage Corp. Class C	75,148	4,303,726
First Defiance Financial Corp.	76,497	3,881,458
Flagstar Bancorp. Inc.[a,b]	183,095	4,932,579
Greene County Bancorp. Inc.	24,438	559,630
Hingham Institution for Savings	6,333	1,246,208
Home Bancorp. Inc.	43,726	1,688,261
HomeStreet Inc.[a,b]	206,769	6,533,900
IMPAC Mortgage Holdings Inc.[a,b]	93,452	1,310,197
Kearny Financial Corp./MD	763,460	11,871,803
Lake Sunapee Bank Group	68,455	1,614,853
Meridian Bancorp. Inc.	355,432	6,717,665
Meta Financial Group Inc.	71,636	7,371,344
MGIC Investment Corp.[a]	2,985,070	30,417,863
Nationstar Mortgage Holdings Inc.[a,b]	148,628	2,684,222
NMI Holdings Inc. Class Aa	432,188	4,602,802
Northfield Bancorp. Inc.	327,680	6,543,770
Northwest Bancshares Inc.	837,064	15,092,264
OceanFirst Financial Corp.	225,791	6,780,504
Ocwen Financial Corp.[a]	884,021	4,764,873
Oritani Financial Corp.	338,781	6,352,144

461

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Security	Shares	Value
PennyMac Financial Services Inc. Class Aa,c	93,191	$1,551,630
PHH Corp.[a]	466,919	7,078,492
Provident Bancorp. Inc.[a]	35,322	632,264
Provident Financial Holdings Inc.	60,123	1,215,687
Provident Financial Services Inc.	534,126	15,115,766
Radian Group Inc.[b]	1,880,862	33,817,899
SI Financial Group Inc.	97,237	1,497,450
Southern Missouri Bancorp. Inc.	51,046	1,806,007
Territorial Bancorp. Inc.	66,177	2,173,253
TrustCo Bank Corp. NY	793,777	6,945,549
United Community Financial Corp./OH	403,735	3,609,391
United Financial Bancorp. Inc.	439,359	7,978,759
Walker & Dunlop Inc.[a]	240,835	7,514,052
Walter Investment Management Corp.[a]	155,827	740,178
Washington Federal Inc.	795,399	27,321,956
Waterstone Financial Inc.	220,341	4,054,274
Western New England Bancorp Inc.	174,149	1,628,293
WSFS Financial Corp.	250,113	11,592,738

		349,462,082
TOBACCO — 0.28%
Alliance One International Inc.[a]	74,953	1,439,097
Turning Point Brands Inc.[a]	24,828	304,143
Universal Corp./VAb	194,677	12,410,659
Vector Group Ltd.	458,758	10,432,157

		24,586,056
TRADING COMPANIES & DISTRIBUTORS — 1.37%
Aircastle Ltd.	417,755	8,710,192
Applied Industrial Technologies Inc.	178,971	10,630,878
BMC Stock Holdings Inc.[a]	74,846	1,459,497
CAI International Inc.[a]	139,717	1,211,346
DXP Enterprises Inc./TXa,b	136,310	4,735,410
GATX Corp.	357,847	22,036,218
Kaman Corp.	213,624	10,452,622
Lawson Products Inc./DEa	14,458	344,101
MRC Global Inc.[a,b]	818,835	16,589,597
Neff Corp.[a]	52,590	741,519

Security	Shares	Value
NOW Inc.[a,b]	933,305	$19,104,753
Rush Enterprises Inc. Class Aa,b	258,385	8,242,482
Rush Enterprises Inc. Class Ba	56,191	1,734,616
Textainer Group Holdings Ltd.	216,435	1,612,441
Titan Machinery Inc.[a,b]	158,739	2,312,827
Triton International Ltd.	286,704	4,529,923
Veritiv Corp.[a,b]	68,816	3,698,860
Willis Lease Finance Corp.[a]	35,416	905,941

		119,053,223
WATER UTILITIES — 0.33%
American States Water Co.	108,579	4,946,859
AquaVenture Holdings Ltd.[a,b]	33,828	829,801
Artesian Resources Corp. Class A	66,843	2,134,965
California Water Service Group	171,858	5,825,986
Connecticut Water Service Inc.	73,320	4,094,922
Consolidated Water Co. Ltd.	127,850	1,387,173
Middlesex Water Co.	21,594	927,246
SJW Corp.	142,986	8,004,356
York Water Co. (The)	13,138	501,872

		28,653,180
WIRELESS TELECOMMUNICATION SERVICES — 0.09%
Boingo Wireless Inc.[a,b]	128,306	1,564,050
Leap Wireless International Inc.[a,d]	304,489	966,753
NII Holdings Inc.[a]	483,502	1,039,529
Spok Holdings Inc.	181,644	3,769,113

		7,339,445

TOTAL COMMON STOCKS
(Cost: $7,757,110,851)		8,656,007,059

SHORT-TERM INVESTMENTS — 8.53%

MONEY MARKET FUNDS — 8.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[e,f,g]	721,193,885	721,338,124
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[e,f]	17,469,061	17,469,061

		738,807,185

TOTAL SHORT-TERM INVESTMENTS
(Cost: $738,676,761)		738,807,185

462

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

Value
TOTAL INVESTMENTS IN SECURITIES — 108.42%
(Cost: $8,495,787,612)[h]	$9,394,814,244
Other Assets, Less Liabilities — (8.42)%	(729,627,807)

NET ASSETS — 100.00%	$8,665,186,437

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Illiquid and non-transferable security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $8,639,725,857. Net unrealized appreciation was $755,088,387, of which $1,424,628,219 represented gross unrealized appreciation on securities and $669,539,832 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PennyMac Financial Services Inc. Class A	93,191	—	—	93,191	$1,551,630	$—	$—
PennyMac Mortgage Investment Trust	476,838	200,112	(83,947)	593,003	9,707,459	989,899	(86,553)

					$11,259,089	$989,899	$(86,553)

Schedule 2 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	319	Mar. 2017	ICE Markets Equity	$21,710,904	$21,642,555	$(68,349)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

463

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 2000 VALUE ETF

December 31, 2016

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$8,655,038,567	$5	$968,487	$8,656,007,059
Money market funds	738,807,185	—	—	738,807,185

Total	$9,393,845,752	$5	$968,487	$9,394,814,244

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(68,349)	$—	$—	$(68,349)

Total	$(68,349)	$—	$—	$(68,349)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

464

Schedule of Investments (Unaudited)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 2.09%
AAR Corp.	10,882	$359,650
Aerojet Rocketdyne Holdings Inc.[a]	17,131	307,501
Aerovironment Inc.[a,b]	5,073	136,109
Arconic Inc.	131,807	2,443,702
Astronics Corp.[a]	5,161	174,648
B/E Aerospace Inc.	31,318	1,885,030
Boeing Co. (The)	180,715	28,133,711
BWX Technologies Inc.	28,000	1,111,600
Cubic Corp.	7,474	358,378
Curtiss-Wright Corp.	13,579	1,335,630
DigitalGlobe Inc.[a]	20,000	573,000
Ducommun Inc.[a]	3,062	78,265
Engility Holdings Inc.[a]	4,556	153,537
Esterline Technologies Corp.[a]	8,556	763,195
General Dynamics Corp.	73,882	12,756,466
HEICO Corp.	5,550	428,183
HEICO Corp. Class A	11,421	775,486
Hexcel Corp.	28,603	1,471,338
Huntington Ingalls Industries Inc.	13,982	2,575,345
KEYW Holding Corp. (The)[a,b]	9,521	112,253
KLX Inc.[a]	16,695	753,112
Kratos Defense & Security Solutions Inc.[a]	21,738	160,861
L3 Technologies Inc.	23,321	3,547,357
Lockheed Martin Corp.	76,973	19,238,632
Mercury Systems Inc.[a]	12,360	373,519
Moog Inc. Class Aa	9,539	626,522
National Presto Industries Inc.	1,319	140,342
Northrop Grumman Corp.	50,383	11,718,078
Orbital ATK Inc.	17,798	1,561,419
Raytheon Co.	89,923	12,769,066
Rockwell Collins Inc.	39,165	3,632,945
Sparton Corp.[a]	2,971	70,858
Spirit AeroSystems Holdings Inc. Class A	36,950	2,156,033
TASER International Inc.[a,b]	15,855	384,325
Teledyne Technologies Inc.[a]	10,021	1,232,583
Textron Inc.	81,086	3,937,536
TransDigm Group Inc.	15,054	3,747,844

Security	Shares	Value
Triumph Group Inc.	14,792	$391,988
United Technologies Corp.	235,168	25,779,116
Vectrus Inc.[a]	2,992	71,359
Wesco Aircraft Holdings Inc.[a,b]	14,960	223,652

		148,450,174
AIR FREIGHT & LOGISTICS — 0.66%
Air Transport Services Group Inc.[a]	15,097	240,948
Atlas Air Worldwide Holdings Inc.[a]	7,587	395,662
CH Robinson Worldwide Inc.	43,278	3,170,546
Echo Global Logistics Inc.[a]	7,659	191,858
Expeditors International of Washington Inc.	54,587	2,890,928
FedEx Corp.	75,562	14,069,644
Forward Air Corp.	8,533	404,294
Hub Group Inc. Class Aa	10,683	467,381
Park-Ohio Holdings Corp.	2,460	104,796
Radiant Logistics Inc.[a]	9,787	38,169
United Parcel Service Inc. Class B	209,483	24,015,131
XPO Logistics Inc.[a,b]	28,955	1,249,698

		47,239,055
AIRLINES — 0.64%
Alaska Air Group Inc.	36,010	3,195,167
Allegiant Travel Co.	4,179	695,386
American Airlines Group Inc.	160,758	7,505,791
Copa Holdings SA Class A	9,513	864,066
Delta Air Lines Inc.	233,953	11,508,148
Hawaiian Holdings Inc.[a]	16,499	940,443
JetBlue Airways Corp.[a]	98,305	2,203,998
SkyWest Inc.	14,665	534,539
Southwest Airlines Co.	193,884	9,663,179
Spirit Airlines Inc.[a]	22,250	1,287,385
United Continental Holdings Inc.[a]	95,904	6,989,483

		45,387,585
AUTO COMPONENTS — 0.35%
Adient PLC[a]	27,694	1,622,868
American Axle & Manufacturing Holdings Inc.[a]	22,463	433,536
BorgWarner Inc.	65,243	2,573,184
Cooper Tire & Rubber Co.	15,947	619,541

465

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Cooper-Standard Holding Inc.[a]	4,736	$489,608
Dana Inc.	46,624	884,924
Delphi Automotive PLC	83,121	5,598,199
Dorman Products Inc.[a]	7,652	559,055
Federal-Mogul Holdings Corp.[a]	7,571	78,057
Fox Factory Holding Corp.[a]	7,264	201,576
Gentex Corp.	87,635	1,725,533
Gentherm Inc.[a]	10,084	341,343
Goodyear Tire & Rubber Co. (The)	80,474	2,484,232
Horizon Global Corp.[a]	5,141	123,384
LCI Industries	6,838	736,794
Lear Corp.	22,296	2,951,322
Metaldyne Performance Group Inc.	3,295	75,620
Modine Manufacturing Co.[a]	13,695	204,056
Motorcar Parts of America Inc.[a,b]	6,271	168,815
Spartan Motors Inc.	9,892	91,501
Standard Motor Products Inc.	5,989	318,735
Stoneridge Inc.[a]	7,878	139,362
Strattec Security Corp.	1,001	40,340
Superior Industries International Inc.	6,530	172,066
Tenneco Inc.[a]	17,394	1,086,603
Tower International Inc.	5,796	164,317
Unique Fabricating Inc.	1,982	28,937
Visteon Corp.	10,339	830,635
Workhorse Group Inc.[a,b]	3,394	23,962

		24,768,105
AUTOMOBILES — 0.59%
Ford Motor Co.	1,175,360	14,257,117
General Motors Co.	424,493	14,789,336
Harley-Davidson Inc.	55,033	3,210,625
Tesla Motors Inc.[a,b]	37,459	8,004,614
Thor Industries Inc.	14,685	1,469,234
Winnebago Industries Inc.	8,529	269,943

		42,000,869
BANKS — 6.97%
1st Source Corp.	4,643	207,356
Access National Corp.	2,104	58,407
ACNB Corp.	1,809	56,531
Allegiance Bancshares Inc.[a]	4,072	147,203

Security	Shares	Value
American National Bankshares Inc.	2,229	$77,569
Ameris Bancorp.	9,850	429,460
Ames National Corp.	2,290	75,570
Arrow Financial Corp.	3,223	130,532
Associated Banc-Corp.	46,465	1,147,685
Atlantic Capital Bancshares Inc.[a]	5,182	98,458
Banc of California Inc.[b]	14,362	249,181
BancFirst Corp.	2,743	255,236
Banco Latinoamericano de Comercio Exterior SA Class E	8,154	240,054
Bancorp. Inc. (The)[a]	19,158	150,582
BancorpSouth Inc.	25,819	801,680
Bank of America Corp.	3,114,522	68,830,936
Bank of Hawaii Corp.	12,992	1,152,260
Bank of Marin Bancorp.	1,405	97,999
Bank of NT Butterfield & Son Ltd. (The)	3,716	116,831
Bank of the Ozarks Inc.	26,164	1,375,965
BankUnited Inc.	29,249	1,102,395
Bankwell Financial Group Inc.	1,744	56,680
Banner Corp.	8,771	489,510
Bar Harbor Bankshares	2,160	102,233
BB&T Corp.	246,175	11,575,148
Berkshire Hills Bancorp. Inc.	9,732	358,624
Blue Hills Bancorp. Inc.	8,191	153,581
BNC Bancorp.	12,171	388,255
BOK Financial Corp.	8,191	680,181
Boston Private Financial Holdings Inc.	22,505	372,458
Bridge Bancorp. Inc.	5,116	193,896
Brookline Bancorp. Inc.	20,140	330,296
Bryn Mawr Bank Corp.	5,643	237,852
C&F Financial Corp.	970	48,355
California First National Bancorp.	734	11,487
Camden National Corp.	4,322	192,113
Capital Bank Financial Corp. Class A	7,695	302,029
Capital City Bank Group Inc.	3,210	65,741
Capstar Financial Holdings Inc.[a]	907	19,918
Cardinal Financial Corp.	8,482	278,125

466

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Carolina Financial Corp.	3,067	$94,433
Cascade Bancorp.[a]	8,954	72,706
Cathay General Bancorp.	22,178	843,429
CenterState Banks Inc.	13,860	348,856
Central Pacific Financial Corp.	9,689	304,428
Central Valley Community Bancorp.	2,569	51,277
Century Bancorp. Inc./MA Class A	990	59,400
Chemical Financial Corp.	19,532	1,058,048
Chemung Financial Corp.	948	34,460
CIT Group Inc.	59,642	2,545,521
Citigroup Inc.	889,770	52,879,031
Citizens & Northern Corp.	3,378	88,504
Citizens Financial Group Inc.	160,988	5,736,002
City Holding Co.[b]	4,222	285,407
CNB Financial Corp./PA	3,592	96,050
CoBiz Financial Inc.	9,904	167,279
Codorus Valley Bancorp. Inc.	2,392	68,411
Columbia Banking System Inc.	18,042	806,117
Comerica Inc.	53,280	3,628,901
Commerce Bancshares Inc./MO	26,762	1,547,111
Community Bank System Inc.[b]	13,119	810,623
Community Trust Bancorp. Inc.	4,448	220,621
ConnectOne Bancorp. Inc.	7,884	204,590
County Bancorp. Inc.	1,402	37,812
CU Bancorp.[a]	4,030	144,274
Cullen/Frost Bankers Inc.	15,901	1,402,945
Customers Bancorp. Inc.[a]	6,975	249,844
CVB Financial Corp.	30,199	692,463
Eagle Bancorp. Inc.[a]	9,839	599,687
East West Bancorp. Inc.	42,880	2,179,590
Enterprise Bancorp. Inc./MA	1,814	68,134
Enterprise Financial Services Corp.	5,179	222,697
Equity Bancshares Inc. Class Aa	665	22,371
Farmers Capital Bank Corp.	2,810	118,161
Farmers National Banc Corp.	7,419	105,350
FB Financial Corp.[a,b]	3,032	78,680
FCB Financial Holdings Inc. Class Aa	9,882	471,371
Fidelity Southern Corp.	7,006	165,832
Fifth Third Bancorp.	231,156	6,234,277

Security	Shares	Value
Financial Institutions Inc.	3,971	$135,808
First Bancorp. Inc./ME	2,396	79,308
First BanCorp./Puerto Rico[a]	32,185	212,743
First Bancorp./Southern Pines NC	7,023	190,604
First Busey Corp.	8,384	258,060
First Business Financial Services Inc.	2,254	53,465
First Citizens BancShares Inc./NC Class A	2,223	789,165
First Commonwealth Financial Corp.	25,087	355,734
First Community Bancshares Inc./VA	5,159	155,492
First Community Financial Partners Inc.[a,b]	4,073	47,654
First Connecticut Bancorp. Inc./Farmington CT	5,092	115,334
First Financial Bancorp.	19,397	551,845
First Financial Bankshares Inc.[b]	18,662	843,522
First Financial Corp./IN	3,248	171,494
First Financial Northwest Inc.	2,754	54,364
First Foundation Inc.[a]	3,966	113,031
First Hawaiian Inc.	7,346	255,788
First Horizon National Corp.	68,907	1,378,829
First Internet Bancorp.	1,506	48,192
First Interstate BancSystem Inc.	5,505	234,238
First Merchants Corp.	11,980	451,047
First Mid-Illinois Bancshares Inc.	1,750	59,500
First Midwest Bancorp. Inc./IL	25,725	649,042
First NBC Bank Holding Co.[a,b]	4,207	30,711
First Northwest Bancorp.[a]	3,299	51,464
First of Long Island Corp. (The)	7,659	218,664
First Republic Bank/CA	43,773	4,033,244
Flushing Financial Corp.	8,771	257,780
FNB Corp./PA	62,462	1,001,266
Franklin Financial Network Inc.[a,b]	3,885	162,587
Fulton Financial Corp.	53,116	998,581
German American Bancorp. Inc.	3,602	189,501
Glacier Bancorp. Inc.	23,063	835,572
Great Southern Bancorp. Inc.	3,032	165,699
Great Western Bancorp. Inc.	17,378	757,507

467

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Green Bancorp. Inc.[a]	7,106	$108,011
Guaranty Bancorp.	4,378	105,948
Hancock Holding Co.	20,080	865,448
Hanmi Financial Corp.	8,856	309,074
HarborOne Bancorp Inc.[a,b]	4,361	84,342
Heartland Financial USA Inc.	7,726	370,848
Heritage Commerce Corp.	5,753	83,016
Heritage Financial Corp./WA	8,438	217,278
Heritage Oaks Bancorp.	5,702	70,306
Hilltop Holdings Inc.	23,575	702,535
Home BancShares Inc./AR	37,428	1,039,376
HomeTrust Bancshares Inc.[a]	6,336	164,102
Hope Bancorp Inc.	40,021	876,060
Horizon Bancorp./IN	5,166	144,648
Huntington Bancshares Inc./OH	323,393	4,275,255
IBERIABANK Corp.	13,402	1,122,417
Independent Bank Corp./MI	6,460	140,182
Independent Bank Corp./Rockland MA	7,340	517,103
Independent Bank Group Inc.	3,044	189,946
International Bancshares Corp.	17,058	695,966
Investors Bancorp. Inc.	88,764	1,238,258
JPMorgan Chase & Co.	1,103,136	95,189,605
KeyCorp	325,532	5,947,470
Lakeland Bancorp. Inc.	13,271	258,784
Lakeland Financial Corp.	7,016	332,278
LCNB Corp.	2,583	60,055
LegacyTexas Financial Group Inc.	13,908	598,878
Live Oak Bancshares Inc.[b]	6,806	125,911
M&T Bank Corp.	45,409	7,103,330
Macatawa Bank Corp.	7,852	81,739
MainSource Financial Group Inc.	6,084	209,290
MB Financial Inc.	23,604	1,114,817
MBT Financial Corp.	5,310	60,269
Mercantile Bank Corp.	5,515	207,915
Merchants Bancshares Inc./VT	1,401	75,934
Middleburg Financial Corp.[b]	1,370	47,608
Midland States Bancorp. Inc.	1,095	39,617
MidWestOne Financial Group Inc.	1,997	75,087
MutualFirst Financial Inc.	1,669	55,244

Security	Shares	Value
National Bank Holdings Corp. Class A	8,396	$267,748
National Bankshares Inc.	1,990	86,466
National Commerce Corp.[a]	1,769	65,718
NBT Bancorp. Inc.	12,476	522,495
Nicolet Bankshares Inc.[a,b]	2,065	98,480
Northrim BanCorp. Inc.	2,019	63,800
OFG Bancorp.	13,015	170,497
Old Line Bancshares Inc.	2,464	59,087
Old National Bancorp./IN	39,002	707,886
Old Second Bancorp. Inc.	8,897	98,312
Opus Bank	5,647	169,692
Orrstown Financial Services Inc.	2,200	49,280
Pacific Continental Corp.	5,216	113,970
Pacific Mercantile Bancorp.[a]	4,542	33,157
Pacific Premier Bancorp. Inc.[a]	8,296	293,264
PacWest Bancorp.	35,459	1,930,388
Paragon Commercial Corp.[a]	231	10,099
Park National Corp.	4,164	498,264
Park Sterling Corp.	12,560	135,522
Peapack Gladstone Financial Corp.	5,603	173,021
Penns Woods Bancorp. Inc.	1,076	54,338
People’s United Financial Inc.	93,354	1,807,333
People’s Utah Bancorp.	5,219	140,130
Peoples Bancorp. Inc./OH	3,972	128,931
Peoples Financial Services Corp.	2,164	105,387
Pinnacle Financial Partners Inc.	12,729	882,120
PNC Financial Services Group Inc. (The)[c]	151,220	17,686,691
Popular Inc.	30,369	1,330,770
Preferred Bank/Los Angeles CA	3,346	175,397
Premier Financial Bancorp. Inc.	2,825	56,783
PrivateBancorp. Inc.	23,013	1,247,074
Prosperity Bancshares Inc.	19,943	1,431,509
QCR Holdings Inc.	3,382	146,441
Regions Financial Corp.	382,964	5,499,363
Renasant Corp.	11,582	488,992
Republic Bancorp. Inc./KY Class A	2,888	114,192
Republic First Bancorp. Inc.[a,b]	18,510	154,559
S&T Bancorp. Inc.	10,916	426,161

468

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Sandy Spring Bancorp. Inc.	7,102	$284,009
Seacoast Banking Corp. of Florida[a]	8,658	190,995
ServisFirst Bancshares Inc.	13,357	500,086
Shore Bancshares Inc.	3,692	56,303
Sierra Bancorp.	3,314	88,119
Signature Bank/New York NYa	15,838	2,378,868
Simmons First National Corp. Class A	8,483	527,218
South State Corp.	6,863	599,826
Southern First Bancshares Inc.[a]	1,747	62,892
Southern National Bancorp. of Virginia Inc.	3,328	54,380
Southside Bancshares Inc.	7,554	284,559
Southwest Bancorp. Inc.	5,439	157,731
State Bank Financial Corp.	9,242	248,240
Sterling Bancorp./DE	38,975	912,015
Stock Yards Bancorp. Inc.	7,094	333,063
Stonegate Bank	2,885	120,391
Suffolk Bancorp.	2,832	121,266
Summit Financial Group Inc.	2,453	67,531
Sun Bancorp. Inc./NJ	2,183	56,758
SunTrust Banks Inc.	152,234	8,350,035
SVB Financial Group[a]	15,464	2,654,550
Synovus Financial Corp.	37,104	1,524,232
TCF Financial Corp.	49,331	966,394
Texas Capital Bancshares Inc.[a]	14,548	1,140,563
Tompkins Financial Corp.	4,158	393,097
TowneBank/Portsmouth VA	16,871	560,961
TriCo Bancshares	5,594	191,203
Tristate Capital Holdings Inc.[a]	6,474	143,075
Triumph Bancorp. Inc.[a]	6,104	159,620
Trustmark Corp.	19,648	700,451
U.S. Bancorp.	491,867	25,267,208
UMB Financial Corp.	13,231	1,020,375
Umpqua Holdings Corp.	68,464	1,285,754
Union Bankshares Corp.	12,578	449,538
Union Bankshares Inc./Morrisville VT	1,151	52,313
United Bankshares Inc./WV	20,498	948,032
United Community Banks Inc./GA	20,553	608,780
Univest Corp. of Pennsylvania	8,393	259,344

Security	Shares	Value
Valley National Bancorp.	77,743	$904,929
Veritex Holdings Inc.[a]	2,434	65,012
Washington Trust Bancorp. Inc.	4,192	234,962
WashingtonFirst Bankshares Inc.	2,499	72,453
Webster Financial Corp.	27,858	1,512,132
Wells Fargo & Co.	1,384,696	76,310,597
WesBanco Inc.	12,763	549,575
West Bancorp. Inc.	4,353	107,519
Westamerica Bancorp.	7,871	495,322
Western Alliance Bancorp.[a]	27,828	1,355,502
Wintrust Financial Corp.	15,375	1,115,764
Xenith Bankshares Inc.[a,b]	3,541	99,856
Yadkin Financial Corp.	14,805	507,219
Zions BanCorp.	60,567	2,606,804

		495,294,588
BEVERAGES — 1.73%
Boston Beer Co. Inc. (The)[a,b]	2,511	426,493
Brown-Forman Corp. Class A	17,262	798,367
Brown-Forman Corp. Class B	56,429	2,534,791
Coca-Cola Bottling Co. Consolidated	1,288	230,359
Coca-Cola Co. (The)	1,180,458	48,941,789
Constellation Brands Inc. Class A	50,266	7,706,280
Craft Brew Alliance Inc.[a,b]	2,986	50,463
Dr Pepper Snapple Group Inc.	55,737	5,053,674
MGP Ingredients Inc.[b]	4,471	223,461
Molson Coors Brewing Co. Class B	52,356	5,094,762
Monster Beverage Corp.[a]	125,942	5,584,268
National Beverage Corp.	3,158	161,311
PepsiCo Inc.	437,625	45,788,704
Primo Water Corp.[a]	6,308	77,462

		122,672,184
BIOTECHNOLOGY — 2.91%
AbbVie Inc.	490,250	30,699,455
ACADIA Pharmaceuticals Inc.[a,b]	28,099	810,375
Acceleron Pharma Inc.[a,b]	9,347	238,535
Achillion Pharmaceuticals Inc.[a,b]	33,375	137,839
Acorda Therapeutics Inc.[a]	11,840	222,592
Adamas Pharmaceuticals Inc.[a,b]	3,612	61,043
Aduro Biotech Inc.[a,b]	9,886	112,700

469

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Advaxis Inc.[a]	8,414	$60,244
Adverum Biotechnologies Inc.[a]	6,451	18,708
Aevi Genomic Medicine Inc.[a]	4,809	24,911
Agenus Inc.[a,b]	25,957	106,943
Agios Pharmaceuticals Inc.[a,b]	8,990	375,153
Aimmune Therapeutics Inc.[a,b]	9,604	196,402
Akebia Therapeutics Inc.[a]	10,279	107,004
Alder Biopharmaceuticals Inc.[a,b]	13,720	285,376
Alexion Pharmaceuticals Inc.[a,b]	65,972	8,071,674
Alkermes PLC[a]	45,423	2,524,610
Alnylam Pharmaceuticals Inc.[a,b]	22,481	841,689
AMAG Pharmaceuticals Inc.[a,b]	10,238	356,282
Amgen Inc.	227,616	33,279,735
Amicus Therapeutics Inc.[a,b]	44,560	221,463
Anavex Life Sciences Corp.[a,b]	9,727	38,519
Anthera Pharmaceuticals Inc.[a]	9,503	6,168
Applied Genetic Technologies Corp./DEa	1,366	12,772
Aptevo Therapeutics Inc.[a]	4,978	12,146
Ardelyx Inc.[a,b]	8,003	113,643
Arena Pharmaceuticals Inc.[a]	78,250	111,115
Argos Therapeutics Inc.[a,b]	3,183	15,597
ARIAD Pharmaceuticals Inc.[a,b]	55,389	689,039
Array BioPharma Inc.[a]	50,291	442,058
Arrowhead Pharmaceuticals Inc.[a,b]	14,895	23,087
Asterias Biotherapeutics Inc.[a]	3,083	14,182
Atara Biotherapeutics Inc.[a,b]	5,478	77,788
Athersys Inc.[a]	22,685	34,708
Audentes Therapeutics Inc.[a]	1,756	32,082
Avexis Inc.[a,b]	1,344	64,149
Axovant Sciences Ltd.[a]	9,550	118,611
Bellicum Pharmaceuticals Inc.[a,b]	8,719	118,753
BioCryst Pharmaceuticals Inc.[a]	20,130	127,423
Biogen Inc.[a]	66,278	18,795,115
BioMarin Pharmaceutical Inc.[a]	51,397	4,257,727
BioSpecifics Technologies Corp.[a]	1,046	58,262
BioTime Inc.[a,b]	22,403	80,875
Bluebird Bio Inc.[a]	12,251	755,887
Blueprint Medicines Corp.[a,b]	6,744	189,169
Cara Therapeutics Inc.[a,b]	6,541	60,766
Celgene Corp.[a]	232,744	26,940,118

Security	Shares	Value
Celldex Therapeutics Inc.[a,b]	29,507	$104,455
Cellular Biomedicine Group Inc.[a]	2,613	34,230
ChemoCentryx Inc.[a]	7,106	52,584
Chimerix Inc.[a]	13,251	60,955
Cidara Therapeutics Inc.[a,b]	1,373	14,279
Clovis Oncology Inc.[a,b]	8,829	392,184
Coherus Biosciences Inc.[a,b]	9,679	272,464
Concert Pharmaceuticals Inc.[a]	4,570	47,025
Corvus Pharmaceuticals Inc.[a]	998	14,271
Curis Inc.[a]	29,755	91,645
Cytokinetics Inc.[a,b]	7,881	95,754
CytomX Therapeutics Inc.[a]	5,316	58,423
CytRx Corp.[a]	16,012	5,960
Dimension Therapeutics Inc.[a]	1,656	7,204
Dyax Corp.[a]	40,743	45,225
Dynavax Technologies Corp.[a,b]	11,379	44,947
Eagle Pharmaceuticals Inc./DEa,b	2,382	188,988
Edge Therapeutics Inc.[a,b]	2,435	30,438
Editas Medicine Inc.[a,b]	2,002	32,492
Eiger Biopharmaceuticals Inc.[a,b]	1,036	12,069
Emergent BioSolutions Inc.[a]	9,875	324,295
Enanta Pharmaceuticals Inc.[a]	4,561	152,794
Epizyme Inc.[a]	9,370	113,377
Esperion Therapeutics Inc.[a,b]	3,678	46,049
Exact Sciences Corp.[a,b]	31,716	423,726
Exelixis Inc.[a]	69,578	1,037,408
FibroGen Inc.[a,b]	14,364	307,390
Five Prime Therapeutics Inc.[a]	8,551	428,491
Flexion Therapeutics Inc.[a,b]	8,789	167,167
Fortress Biotech Inc.[a,b]	10,113	27,305
Foundation Medicine Inc.[a,b]	4,144	73,349
Galena Biopharma Inc.[a,b]	3,462	6,716
Genomic Health Inc.[a]	4,525	132,990
Geron Corp.[a,b]	40,344	83,512
Gilead Sciences Inc.	401,411	28,745,042
Global Blood Therapeutics Inc.[a,b]	6,266	90,544
GlycoMimetics Inc.[a]	3,068	18,715
Halozyme Therapeutics Inc.[a,b]	32,196	318,096
Heron Therapeutics Inc.[a,b]	8,177	107,119
Idera Pharmaceuticals Inc.[a]	32,977	49,466

470

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Ignyta Inc.[a]	4,898	$25,959
Immune Design Corp.[a]	4,649	25,570
ImmunoGen Inc.[a,b]	23,829	48,611
Immunomedics Inc.[a,b]	36,530	134,065
Incyte Corp.[a]	49,490	4,962,362
Infinity Pharmaceuticals Inc.[a]	13,729	18,534
Inotek Pharmaceuticals Corp.[a,b]	5,218	31,830
Inovio Pharmaceuticals Inc.[a,b]	17,814	123,629
Insmed Inc.[a]	19,353	256,040
Insys Therapeutics Inc.[a,b]	7,072	65,062
Intellia Therapeutics Inc.[a,b]	2,088	27,374
Intercept Pharmaceuticals Inc.[a,b]	5,134	557,809
Intrexon Corp.[a,b]	17,814	432,880
Invitae Corp.[a]	11,539	91,620
Ionis Pharmaceuticals Inc.[a,b]	36,131	1,728,146
Ironwood Pharmaceuticals Inc.[a,b]	40,482	618,970
Juno Therapeutics Inc.[a,b]	18,657	351,684
Kadmon Holdings Inc.[a,b]	2,397	12,824
Karyopharm Therapeutics Inc.[a]	6,787	63,798
Keryx Biopharmaceuticals Inc.[a,b]	28,194	165,217
Kite Pharma Inc.[a,b]	11,572	518,888
La Jolla Pharmaceutical Co.[a,b]	3,295	57,761
Lexicon Pharmaceuticals Inc.[a,b]	10,868	150,304
Ligand Pharmaceuticals Inc.[a,b]	5,704	579,583
Lion Biotechnologies Inc.[a,b]	12,233	85,019
Loxo Oncology Inc.[a]	3,461	111,150
MacroGenics Inc.[a]	10,083	206,097
MannKind Corp.[a,b]	65,190	41,506
MediciNova Inc.[a,b]	8,829	53,239
Merrimack Pharmaceuticals Inc.[a,b]	31,466	128,381
MiMedx Group Inc.[a,b]	30,833	273,180
Minerva Neurosciences Inc.[a]	4,726	55,531
Mirati Therapeutics Inc.[a,b]	3,321	15,775
Momenta Pharmaceuticals Inc.[a]	17,356	261,208
Myovant Sciences Ltd.[a]	6,455	80,300
Myriad Genetics Inc.[a,b]	21,533	358,955
NantKwest Inc.[a,b]	1,937	11,080
Natera Inc.[a]	9,326	109,207
Neurocrine Biosciences Inc.[a]	26,380	1,020,906
NewLink Genetics Corp.[a,b]	6,611	67,961
Novavax Inc.[a]	77,900	98,154

Security	Shares	Value
OncoMed Pharmaceuticals Inc.[a]	3,799	$29,290
Ophthotech Corp.[a,b]	8,933	43,146
OPKO Health Inc.[a,b]	95,943	892,270
Organovo Holdings Inc.[a,b]	37,339	126,579
Osiris Therapeutics Inc.[a]	4,600	22,586
Otonomy Inc.[a,b]	5,372	85,415
OvaScience Inc.[a]	8,095	12,385
PDL BioPharma Inc.	51,105	108,343
Pfenex Inc.[a,b]	4,332	39,291
PharmAthene Inc.[a]	18,547	60,278
Portola Pharmaceuticals Inc.[a]	14,590	327,400
Progenics Pharmaceuticals Inc.[a,b]	23,897	206,470
Protagonist Therapeutics Inc.[a]	2,255	49,587
Proteostasis Therapeutics Inc.[a]	1,911	23,429
Prothena Corp. PLC[a,b]	9,905	487,227
PTC Therapeutics Inc.[a]	9,645	105,227
Puma Biotechnology Inc.[a,b]	8,962	275,133
Ra Pharmaceuticals Inc.[a]	2,462	37,398
Radius Health Inc.[a,b]	9,610	365,468
Regeneron Pharmaceuticals Inc.[a,b]	23,577	8,654,881
REGENXBIO Inc.[a,b]	4,948	91,785
Regulus Therapeutics Inc.[a,b]	10,942	24,620
Repligen Corp.[a,b]	11,376	350,608
Retrophin Inc.[a,b]	10,844	205,277
Rigel Pharmaceuticals Inc.[a]	24,362	57,982
Sage Therapeutics Inc.[a,b]	9,428	481,394
Sangamo BioSciences Inc.[a,b]	21,538	65,691
Sarepta Therapeutics Inc.[a,b]	15,041	412,575
Seattle Genetics Inc.[a,b]	28,676	1,513,233
Selecta Biosciences Inc.[a]	1,480	25,382
Seres Therapeutics Inc.[a]	5,132	50,807
Sorrento Therapeutics Inc.[a]	7,752	37,985
Spark Therapeutics Inc.[a]	6,387	318,711
Spectrum Pharmaceuticals Inc.[a]	17,076	75,647
Stemline Therapeutics Inc.[a,b]	2,538	27,157
Syndax Pharmaceuticals Inc.[a,b]	1,376	9,866
Synergy Pharmaceuticals Inc.[a]	52,324	318,653
Synthetic Biologics Inc.[a,b]	22,561	17,205
Syros Pharmaceuticals Inc.[a]	1,360	16,538
T2 Biosystems Inc.[a]	1,753	9,221
TESARO Inc.[a,b]	8,806	1,184,231

471

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
TG Therapeutics Inc.[a,b]	9,439	$43,891
Tokai Pharmaceuticals Inc.[a,b]	1,706	1,668
Trevena Inc.[a]	13,098	77,016
TrovaGene Inc.[a]	7,225	15,173
Ultragenyx Pharmaceutical Inc.[a,b]	11,075	778,683
United Therapeutics Corp.[a,b]	13,201	1,893,419
Vanda Pharmaceuticals Inc.[a]	9,449	150,712
Veracyte Inc.[a]	1,887	14,605
Versartis Inc.[a]	11,854	176,625
Vertex Pharmaceuticals Inc.[a]	74,924	5,519,651
Vital Therapies Inc.[a]	4,917	21,389
Voyager Therapeutics Inc.[a,b]	1,690	21,531
vTv Therapeutics Inc. Class Aa	1,798	8,684
XBiotech Inc.[a,b]	5,720	57,886
Xencor Inc.[a]	11,524	303,312
Zafgen Inc.[a]	4,561	14,504
ZIOPHARM Oncology Inc.[a,b]	35,992	192,557

		206,765,481
BUILDING PRODUCTS — 0.46%
AAON Inc.	11,843	391,411
Advanced Drainage Systems Inc.	9,504	195,782
Allegion PLC	28,599	1,830,336
American Woodmark Corp.[a]	4,448	334,712
AO Smith Corp.	43,680	2,068,248
Apogee Enterprises Inc.	8,253	442,031
Armstrong Flooring Inc.[a]	5,637	112,233
Armstrong World Industries Inc.[a,b]	13,787	576,297
Builders FirstSource Inc.[a]	24,412	267,800
Caesarstone Ltd.[a]	7,142	204,618
Continental Building Products Inc.[a]	11,973	276,576
CSW Industrials Inc.[a,b]	4,298	158,381
Fortune Brands Home & Security Inc.	45,921	2,454,937
Gibraltar Industries Inc.[a]	8,744	364,188
Griffon Corp.	8,290	217,198
Insteel Industries Inc.	5,036	179,483
Johnson Controls International PLC	278,385	11,466,678
Lennox International Inc.	12,152	1,861,322

Security	Shares	Value
Masco Corp.	99,731	$3,153,494
Masonite International Corp.[a]	9,527	626,876
NCI Building Systems Inc.[a]	8,621	134,919
Owens Corning	35,373	1,823,832
Patrick Industries Inc.[a]	4,532	345,792
PGT Innovations Inc.[a]	12,108	138,637
Ply Gem Holdings Inc.[a]	4,477	72,751
Quanex Building Products Corp.	10,563	214,429
Simpson Manufacturing Co. Inc.	11,928	521,850
Trex Co. Inc.[a]	9,436	607,678
Universal Forest Products Inc.	6,317	645,471
USG Corp.[a,b]	26,645	769,507

		32,457,467
CAPITAL MARKETS — 2.83%
Affiliated Managers Group Inc.[a]	16,293	2,367,373
Ameriprise Financial Inc.	47,196	5,235,924
Arlington Asset Investment Corp. Class Ab	5,806	86,045
Artisan Partners Asset Management Inc.	12,398	368,840
Associated Capital Group Inc.	1,909	62,711
B. Riley Financial Inc.	2,810	51,844
Bank of New York Mellon Corp. (The)	317,014	15,020,123
BGC Partners Inc. Class A	65,961	674,781
BlackRock Inc.[c]	37,809	14,387,837
Calamos Asset Management Inc. Class A	5,070	43,349
CBOE Holdings Inc.	24,782	1,831,142
Charles Schwab Corp. (The)	352,786	13,924,463
CME Group Inc.	102,531	11,826,951
Cohen & Steers Inc.	7,145	240,072
Cowen Group Inc. Class Aa,b	7,220	111,910
Diamond Hill Investment Group Inc.	836	175,878
Donnelley Financial Solutions Inc.[a]	7,930	182,231
E*TRADE Financial Corp.[a]	83,869	2,906,061
Eaton Vance Corp. NVS	34,103	1,428,234
Evercore Partners Inc. Class A	11,423	784,760
FactSet Research Systems Inc.	11,945	1,952,171
FBR & Co.	1,701	22,113
Federated Investors Inc. Class B	26,979	762,966

472

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Fifth Street Asset Management Inc.	1,791	$12,000
Financial Engines Inc.	15,323	563,120
Franklin Resources Inc.	108,445	4,292,253
GAIN Capital Holdings Inc.	11,530	75,867
GAMCO Investors Inc. Class A	1,811	55,942
Goldman Sachs Group Inc. (The)	116,839	27,977,099
Greenhill & Co. Inc.	8,596	238,109
Hennessy Advisors Inc.	879	27,908
Houlihan Lokey Inc.	3,480	108,298
Interactive Brokers Group Inc. Class A	18,842	687,921
Intercontinental Exchange Inc.	178,074	10,046,935
INTL. FCStone Inc.[a]	4,076	161,410
Invesco Ltd.	123,730	3,753,968
Investment Technology Group Inc.	10,490	207,073
Janus Capital Group Inc.	42,696	566,576
KCG Holdings Inc. Class Aa	15,142	200,631
Ladenburg Thalmann Financial Services Inc.[a,b]	29,925	73,017
Lazard Ltd. Class A	39,119	1,607,400
Legg Mason Inc.	31,027	928,018
LPL Financial Holdings Inc.	26,530	934,121
Manning & Napier Inc.	4,441	33,530
MarketAxess Holdings Inc.	11,286	1,658,139
Medley Management Inc.	1,729	17,117
Moelis & Co. Class A	4,870	165,093
Moody’s Corp.	50,952	4,803,245
Morgan Stanley	432,207	18,260,746
Morningstar Inc.	5,039	370,669
MSCI Inc.	27,397	2,158,336
Nasdaq Inc.	33,575	2,253,554
Northern Trust Corp.	62,281	5,546,123
NorthStar Asset Management Group Inc.	56,827	847,859
OM Asset Management PLC	12,358	179,191
Oppenheimer Holdings Inc. Class A	2,965	55,149
Piper Jaffray Companies[a]	4,327	313,707
PJT Partners Inc.	5,292	163,417
Pzena Investment Management Inc. Class A	3,227	35,852

Security	Shares	Value
Raymond James Financial Inc.	38,739	$2,683,451
S&P Global Inc.	80,011	8,604,383
Safeguard Scientifics Inc.[a]	6,134	82,502
SEI Investments Co.	38,382	1,894,536
Silvercrest Asset Management Group Inc.	2,101	27,628
State Street Corp.	119,588	9,294,379
Stifel Financial Corp.[a]	19,146	956,343
T Rowe Price Group Inc.	73,915	5,562,843
TD Ameritrade Holding Corp.	74,756	3,259,362
Thomson Reuters Corp.	90,198	3,948,868
Value Line Inc.	318	6,201
Virtu Financial Inc. Class A	9,655	153,997
Virtus Investment Partners Inc.[b]	1,341	158,305
Waddell & Reed Financial Inc. Class A	23,180	452,242
Westwood Holdings Group Inc.	1,961	117,640
Wins Finance Holdings Inc.[a,b]	383	68,940
WisdomTree Investments Inc.	32,075	357,315

		201,456,107
CHEMICALS — 2.16%
A Schulman Inc.	8,473	283,422
AdvanSix Inc.[a]	9,227	204,286
AgroFresh Solutions Inc.[a]	6,552	17,363
Air Products & Chemicals Inc.	59,491	8,555,996
Albemarle Corp.	34,290	2,951,683
American Vanguard Corp.	7,874	150,787
Ashland Global Holdings Inc.	19,091	2,086,455
Axalta Coating Systems Ltd.[a]	49,225	1,338,920
Balchem Corp.	9,663	810,919
Cabot Corp.	18,244	922,052
Calgon Carbon Corp.	16,338	277,746
Celanese Corp. Series A	44,289	3,487,316
CF Industries Holdings Inc.	69,953	2,202,120
Chase Corp.	1,872	156,406
Chemours Co. (The)	53,988	1,192,595
Chemtura Corp.[a]	20,255	672,466
Codexis Inc.[a]	9,952	45,779
Dow Chemical Co. (The)	339,870	19,447,361
Eastman Chemical Co.	45,059	3,388,887
Ecolab Inc.	78,872	9,245,376
EI du Pont de Nemours & Co.	264,810	19,437,054
Ferro Corp.[a]	25,909	371,276

473

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Flotek Industries Inc.[a,b]	16,031	$150,531
FMC Corp.	40,587	2,295,601
FutureFuel Corp.	5,565	77,354
GCP Applied Technologies Inc.[a]	21,103	564,505
Hawkins Inc.	2,542	137,141
HB Fuller Co.	15,779	762,283
Huntsman Corp.	61,593	1,175,194
Ingevity Corp.[a]	12,971	711,589
Innophos Holdings Inc.	6,293	328,872
Innospec Inc.	7,564	518,134
International Flavors & Fragrances Inc.	23,954	2,822,500
KMG Chemicals Inc.	2,226	86,569
Koppers Holdings Inc.[a]	6,106	246,072
Kraton Corp.[a]	9,363	266,658
Kronos Worldwide Inc.	5,730	68,416
LSB Industries Inc.[a,b]	5,394	45,417
LyondellBasell Industries NV Class A	105,260	9,029,203
Minerals Technologies Inc.	10,280	794,130
Monsanto Co.	132,047	13,892,665
Mosaic Co. (The)	106,558	3,125,346
NewMarket Corp.	2,204	934,143
Olin Corp.	49,814	1,275,737
OMNOVA Solutions Inc.[a]	13,112	131,120
Platform Specialty Products Corp.[a,b]	58,902	577,829
PolyOne Corp.	24,498	784,916
PPG Industries Inc.	80,556	7,633,487
Praxair Inc.	86,680	10,158,029
Quaker Chemical Corp.	4,150	530,951
Rayonier Advanced Materials Inc.	12,004	185,582
RPM International Inc.	39,218	2,111,105
Scotts Miracle-Gro Co. (The) Class A	14,062	1,343,624
Sensient Technologies Corp.	13,243	1,040,635
Sherwin-Williams Co. (The)	24,384	6,552,956
Stepan Co.	6,248	509,087
TerraVia Holdings Inc.[a,b]	21,649	24,896
Trecora Resources[a,b]	5,657	78,349
Tredegar Corp.	6,794	163,056
Trinseo SA	8,441	500,551

Security	Shares	Value
Tronox Ltd. Class A	17,597	$181,425
Valhi Inc.	5,512	19,072
Valspar Corp. (The)	23,571	2,442,191
Valvoline Inc.[b]	10,501	225,772
Westlake Chemical Corp.	11,313	633,415
WR Grace & Co.	21,023	1,421,996

		153,804,369
COMMERCIAL SERVICES & SUPPLIES — 0.56%
ABM Industries Inc.	17,706	723,113
ACCO Brands Corp.[a]	32,318	421,750
Advanced Disposal Services Inc.[a]	6,732	149,585
Aqua Metals Inc.[a,b]	3,206	42,031
ARC Document Solutions Inc.[a]	10,468	53,177
Brady Corp. Class A	12,920	485,146
Brink’s Co. (The)	13,655	563,269
Casella Waste Systems Inc. Class Aa	10,682	132,564
CECO Environmental Corp.	7,568	105,574
Cintas Corp.	26,984	3,118,271
Clean Harbors Inc.[a]	15,744	876,154
CompX International Inc.	433	6,971
Copart Inc.[a]	29,333	1,625,341
Covanta Holding Corp.	34,663	540,743
Deluxe Corp.	14,682	1,051,378
Ennis Inc.	7,566	131,270
Essendant Inc.	11,672	243,945
G&K Services Inc. Class A	5,612	541,277
Healthcare Services Group Inc.	21,425	839,217
Heritage-Crystal Clean Inc.[a]	2,199	34,524
Herman Miller Inc.	18,958	648,364
HNI Corp.	13,004	727,184
InnerWorkings Inc.[a]	12,706	125,154
Interface Inc.	20,320	376,936
KAR Auction Services Inc.	41,975	1,788,974
Kimball International Inc. Class B	9,426	165,520
Knoll Inc.	13,762	384,373
LSC Communications Inc.	7,930	235,362
Matthews International Corp. Class A	9,274	712,707
McGrath RentCorp	7,204	282,325
Mobile Mini Inc.	13,309	402,597

474

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
MSA Safety Inc.	8,874	$615,234
Multi-Color Corp.	3,966	307,762
NL Industries Inc.[a]	1,930	15,729
Pitney Bowes Inc.	57,648	875,673
Quad/Graphics Inc.	10,111	271,784
Republic Services Inc.	71,838	4,098,358
Rollins Inc.	30,097	1,016,677
RR Donnelley & Sons Co.	21,285	347,371
SP Plus Corp.[a]	4,421	124,451
Steelcase Inc. Class A	24,196	433,108
Stericycle Inc.[a,b]	24,758	1,907,356
Team Inc.[a,b]	7,892	309,761
Tetra Tech Inc.	18,179	784,424
TRC Companies Inc.[a]	7,680	81,408
U.S. Ecology Inc.	6,204	304,927
UniFirst Corp./MA	4,382	629,474
Viad Corp.	5,656	249,430
VSE Corp.	2,284	88,711
Waste Management Inc.	134,735	9,554,059
West Corp.	12,029	297,838

		39,848,331
COMMUNICATIONS EQUIPMENT — 1.14%
ADTRAN Inc.	16,403	366,607
Aerohive Networks Inc.[a]	2,773	15,806
Applied Optoelectronics Inc.[a,b]	6,489	152,102
Arista Networks Inc.[a,b]	11,633	1,125,725
ARRIS International PLC[a]	56,401	1,699,362
Bel Fuse Inc. Class B	3,163	97,737
Black Box Corp.	5,086	77,562
Brocade Communications Systems Inc.	120,852	1,509,441
CalAmp Corp.[a,b]	9,749	141,360
Calix Inc.[a]	11,465	88,280
Ciena Corp.[a]	41,370	1,009,842
Cisco Systems Inc.	1,525,225	46,092,299
Clearfield Inc.[a]	3,267	67,627
CommScope Holding Co. Inc.[a]	38,274	1,423,793
Comtech Telecommunications Corp.	5,182	61,407
Digi International Inc.[a]	7,504	103,180
EchoStar Corp. Class Aa	14,355	737,703
EMCORE Corp.	10,771	93,708
Extreme Networks Inc.[a]	26,873	135,171

Security	Shares	Value
F5 Networks Inc.[a,b]	20,415	$2,954,459
Finisar Corp.[a]	31,342	948,722
Harmonic Inc.[a,b]	29,073	145,365
Harris Corp.	37,508	3,843,445
Infinera Corp.[a]	44,117	374,553
InterDigital Inc./PA	10,400	950,040
Ixia[a]	18,123	291,780
Juniper Networks Inc.	112,256	3,172,355
KVH Industries Inc.[a]	4,202	49,584
Lumentum Holdings Inc.[a]	15,815	611,250
Motorola Solutions Inc.	52,465	4,348,824
NETGEAR Inc.[a]	10,374	563,827
NetScout Systems Inc.[a]	26,760	842,940
Oclaro Inc.[a]	37,057	331,660
Palo Alto Networks Inc.[a,b]	26,040	3,256,302
Plantronics Inc.	9,498	520,110
Quantenna Communications Inc.[a,b]	4,158	75,385
ShoreTel Inc.[a]	16,046	114,729
Silicom Ltd.	1,717	70,552
Sonus Networks Inc.[a]	15,777	99,395
Ubiquiti Networks Inc.[a,b]	8,474	489,797
ViaSat Inc.[a,b]	15,594	1,032,635
Viavi Solutions Inc.[a]	74,833	612,134

		80,698,555
CONSTRUCTION & ENGINEERING — 0.22%
AECOM[a]	46,596	1,694,230
Aegion Corp.[a]	11,400	270,180
Ameresco Inc. Class Aa,b	5,697	31,333
Argan Inc.	4,445	313,595
Chicago Bridge & Iron Co. NV	31,125	988,219
Comfort Systems USA Inc.	10,630	353,979
Dycom Industries Inc.[a,b]	9,624	772,711
EMCOR Group Inc.	18,643	1,319,179
Fluor Corp.	42,125	2,212,405
Granite Construction Inc.	12,213	671,715
Great Lakes Dredge & Dock Corp.[a]	17,124	71,921
HC2 Holdings Inc.[a]	7,628	45,234
IES Holdings Inc.[a]	2,318	44,390
Jacobs Engineering Group Inc.[a]	36,020	2,053,140
KBR Inc.	42,678	712,296
Layne Christensen Co.[a]	5,395	58,644

475

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
MasTec Inc.[a]	19,500	$745,875
MYR Group Inc.[a]	4,178	157,427
NV5 Global Inc.[a,b]	1,454	48,564
Orion Group Holdings Inc.[a]	7,569	75,311
Primoris Services Corp.	13,308	303,156
Quanta Services Inc.[a]	43,000	1,498,550
Tutor Perini Corp.[a]	10,348	289,744
Valmont Industries Inc.	6,884	969,955

		15,701,753
CONSTRUCTION MATERIALS — 0.17%
Eagle Materials Inc.	13,853	1,364,936
Forterra Inc.[a]	5,602	121,339
Headwaters Inc.[a]	20,984	493,544
Martin Marietta Materials Inc.	19,128	4,237,426
Summit Materials Inc. Class Aa	23,145	550,618
U.S. Concrete Inc.[a,b]	3,919	256,694
U.S. Lime & Minerals Inc.	387	29,315
Vulcan Materials Co.	40,312	5,045,047

		12,098,919
CONSUMER FINANCE — 0.82%
Ally Financial Inc.	133,469	2,538,580
American Express Co.	242,149	17,938,398
Capital One Financial Corp.	145,462	12,690,105
Credit Acceptance Corp.[a,b]	2,409	523,982
Discover Financial Services	124,200	8,953,578
Encore Capital Group Inc.[a]	7,476	214,187
Enova International Inc.[a]	7,690	96,509
Ezcorp Inc. Class Aa	13,782	146,778
FirstCash Inc.	13,770	647,190
Green Dot Corp. Class Aa	13,792	324,802
LendingClub Corp.[a,b]	96,664	507,486
Navient Corp.	91,585	1,504,742
Nelnet Inc. Class A	6,747	342,410
OneMain Holdings Inc.[a]	15,090	334,093
PRA Group Inc.[a]	14,223	556,119
Regional Management Corp.[a]	10	263
Santander Consumer USA Holdings Inc.[a]	32,292	435,942
SLM Corp.[a]	126,363	1,392,520
Synchrony Financial	253,965	9,211,311
World Acceptance Corp.[a,b]	1,504	96,677

		58,455,672

Security	Shares	Value
CONTAINERS & PACKAGING — 0.47%
AEP Industries Inc.	1,182	$137,230
AptarGroup Inc.	18,979	1,394,008
Avery Dennison Corp.	27,216	1,911,107
Ball Corp.	51,370	3,856,346
Bemis Co. Inc.	27,986	1,338,290
Berry Plastics Group Inc.[a,b]	36,296	1,768,704
Crown Holdings Inc.[a]	41,257	2,168,880
Graphic Packaging Holding Co.	98,749	1,232,388
Greif Inc.	1,745	117,875
Greif Inc. Class A	7,374	378,360
International Paper Co.	124,788	6,621,251
Multi Packaging Solutions International Ltd.[a,b]	5,512	78,601
Myers Industries Inc.	7,622	108,995
Owens-Illinois Inc.[a]	50,721	883,053
Packaging Corp. of America	28,054	2,379,540
Sealed Air Corp.	59,153	2,681,997
Silgan Holdings Inc.	11,165	571,425
Sonoco Products Co.	30,640	1,614,728
UFP Technologies Inc.[a,b]	1,931	49,144
WestRock Co.	75,305	3,823,235

		33,115,157
DISTRIBUTORS — 0.13%
Core-Mark Holding Co. Inc.	13,120	565,078
Genuine Parts Co.	43,926	4,196,690
LKQ Corp.[a]	91,935	2,817,808
Pool Corp.	12,095	1,261,992
Weyco Group Inc.	1,912	59,846

		8,901,414
DIVERSIFIED CONSUMER SERVICES — 0.16%
American Public Education Inc.[a]	5,263	129,207
Apollo Education Group Inc.[a]	27,659	273,824
Ascent Capital Group Inc. Class Aa	4,108	66,796
Bridgepoint Education Inc.[a]	5,061	51,268
Bright Horizons Family Solutions Inc.[a]	12,984	909,140
Cambium Learning Group Inc.[a]	3,796	18,942
Capella Education Co.	3,169	278,238
Career Education Corp.[a]	19,193	193,657
Carriage Services Inc.	4,510	129,166
Chegg Inc.[a,b]	20,742	153,076

476

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Collectors Universe Inc.	1,993	$42,311
DeVry Education Group Inc.	17,889	558,137
Graham Holdings Co. Class B	1,269	649,665
Grand Canyon Education Inc.[a]	13,042	762,305
H&R Block Inc.	62,936	1,446,899
Houghton Mifflin Harcourt Co.[a]	39,325	426,676
K12 Inc.[a]	10,216	175,307
Liberty Tax Inc.	1,272	17,045
LifeLock Inc.[a]	24,227	579,510
Regis Corp.[a]	8,997	130,636
Service Corp. International/U.S.	56,396	1,601,646
ServiceMaster Global Holdings Inc.[a]	40,562	1,527,971
Sotheby’s	14,700	585,942
Strayer Education Inc.[a]	3,356	270,594
Weight Watchers International Inc.[a,b]	7,594	86,951

		11,064,909
DIVERSIFIED FINANCIAL SERVICES — 1.39%
Berkshire Hathaway Inc. Class Ba	573,057	93,396,830
FNFV Group[a,b]	19,182	262,793
Leucadia National Corp.	99,392	2,310,864
Marlin Business Services Corp.	2,366	49,449
NewStar Financial Inc.[a]	7,474	69,135
On Deck Capital Inc.[a]	17,822	82,516
PICO Holdings Inc.[a]	6,525	98,854
Tiptree Financial Inc.[b]	12,852	79,040
Voya Financial Inc.	62,824	2,463,957

		98,813,438
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.31%
AT&T Inc.	1,866,973	79,402,362
ATN International Inc.	3,520	282,058
CenturyLink Inc.	161,684	3,844,846
Cincinnati Bell Inc.[a]	11,299	252,533
Cogent Communications Holdings Inc.	11,806	488,178
Consolidated Communications Holdings Inc.	14,286	383,579
Fairpoint Communications Inc.[a]	6,136	114,743
Frontier Communications Corp.	350,736	1,185,488
General Communication Inc. Class Aa	6,718	130,665

Security	Shares	Value
Globalstar Inc.[a,b]	134,468	$212,459
Hawaiian Telcom Holdco Inc.[a]	3,005	74,464
IDT Corp. Class B	4,321	80,111
Inteliquent Inc.	8,512	195,095
Intelsat SAa	6,405	17,101
Iridium Communications Inc.[a,b]	27,204	261,158
Level 3 Communications Inc.[a]	87,969	4,957,933
Lumos Networks Corp.[a]	3,493	54,561
ORBCOMM Inc.[a]	22,210	183,677
pdvWireless Inc.[a,b]	3,562	80,323
SBA Communications Corp. Class Aa	37,436	3,865,641
Straight Path Communications Inc. Class Ba,b	2,461	83,452
Verizon Communications Inc.	1,236,569	66,008,053
Vonage Holdings Corp.[a]	57,544	394,176
Windstream Holdings Inc.[b]	29,508	216,294
Zayo Group Holdings Inc.[a]	48,838	1,604,817

		164,373,767
ELECTRIC UTILITIES — 1.80%
ALLETE Inc.	15,286	981,208
Alliant Energy Corp.	68,378	2,590,843
American Electric Power Co. Inc.	149,420	9,407,483
Avangrid Inc.	16,728	633,657
Duke Energy Corp.	208,669	16,196,888
Edison International	96,218	6,926,734
El Paso Electric Co.	11,530	536,145
Empire District Electric Co. (The)	14,321	488,203
Entergy Corp.	53,776	3,950,923
Eversource Energy	95,542	5,276,785
Exelon Corp.	269,523	9,565,371
FirstEnergy Corp.	128,602	3,982,804
Genie Energy Ltd. Class B	3,596	20,677
Great Plains Energy Inc.	65,036	1,778,735
Hawaiian Electric Industries Inc.	31,656	1,046,864
IDACORP Inc.	15,308	1,233,059
MGE Energy Inc.	11,004	718,561
NextEra Energy Inc.	139,374	16,649,618
OGE Energy Corp.	59,876	2,002,852
Otter Tail Corp.	12,240	499,392
PG&E Corp.	150,739	9,160,409

477

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Pinnacle West Capital Corp.	33,928	$2,647,402
PNM Resources Inc.	23,643	810,955
Portland General Electric Co.	27,692	1,199,894
PPL Corp.	206,282	7,023,902
Southern Co. (The)	284,489	13,994,014
Spark Energy Inc. Class A	879	26,634
Westar Energy Inc.	42,521	2,396,058
Xcel Energy Inc.	154,762	6,298,813

		128,044,883
ELECTRICAL EQUIPMENT — 0.55%
Acuity Brands Inc.	13,191	3,045,274
Allied Motion Technologies Inc.	1,825	39,037
American Superconductor Corp.[a]	3,473	25,596
AMETEK Inc.	69,271	3,366,571
Atkore International Group Inc.[a]	3,588	85,789
AZZ Inc.	7,269	464,489
Babcock & Wilcox Enterprises Inc.[a]	16,046	266,203
Eaton Corp. PLC	138,836	9,314,507
Emerson Electric Co.	194,493	10,842,985
Encore Wire Corp.	5,995	259,883
Energous Corp.[a,b]	4,408	74,275
EnerSys	13,454	1,050,757
FuelCell Energy Inc.[a,b]	5,625	9,844
Generac Holdings Inc.[a,b]	19,663	801,071
General Cable Corp.	14,174	270,015
Hubbell Inc.	16,450	1,919,715
LSI Industries Inc.	5,448	53,063
Plug Power Inc.[a,b]	47,969	57,563
Powell Industries Inc.	2,487	96,993
Power Solutions International Inc.[a,b]	1,468	11,010
Preformed Line Products Co.	767	44,578
Regal Beloit Corp.	13,820	957,035
Rockwell Automation Inc.	39,519	5,311,354
Sunrun Inc.[a,b]	18,196	96,621
Thermon Group Holdings Inc.[a]	10,260	195,863
TPI Composites Inc.[a]	1,828	29,321
Vicor Corp.[a]	5,473	82,642

		38,772,054

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.69%
Agilysys Inc.[a]	4,200	$43,512
Amphenol Corp. Class A	91,219	6,129,917
Anixter International Inc.[a]	8,866	718,589
Arrow Electronics Inc.[a]	27,358	1,950,625
Avnet Inc.	39,521	1,881,595
AVX Corp.	13,847	216,429
Badger Meter Inc.	8,362	308,976
Belden Inc.	12,488	933,728
Benchmark Electronics Inc.[a]	14,031	427,946
CDW Corp./DE	48,761	2,539,960
Cognex Corp.	24,191	1,539,031
Coherent Inc.[a]	7,469	1,026,129
Control4 Corp.[a]	3,336	34,027
Corning Inc.	289,417	7,024,151
CTS Corp.	9,641	215,958
Daktronics Inc.	10,451	111,826
Dolby Laboratories Inc. Class A	15,975	721,910
Electro Scientific Industries Inc.[a]	8,233	48,739
ePlus Inc.[a]	1,678	193,306
Fabrinet[a]	10,792	434,918
FARO Technologies Inc.[a]	4,961	178,596
Fitbit Inc.[a,b]	37,341	273,336
FLIR Systems Inc.	40,594	1,469,097
II-VI Inc.[a]	19,056	565,010
Insight Enterprises Inc.[a]	10,342	418,230
InvenSense Inc.[a]	26,863	343,578
IPG Photonics Corp.[a]	10,998	1,085,613
Itron Inc.[a]	9,704	609,896
Jabil Circuit Inc.	57,927	1,371,132
Keysight Technologies Inc.[a]	51,620	1,887,743
Kimball Electronics Inc.[a]	7,093	129,093
Knowles Corp.[a]	28,792	481,114
Littelfuse Inc.	6,824	1,035,678
Maxwell Technologies Inc.[a]	9,415	48,205
Mesa Laboratories Inc.	819	100,532
Methode Electronics Inc.	10,802	446,663
MTS Systems Corp.	4,539	257,361
National Instruments Corp.	32,266	994,438
Novanta Inc.[a]	8,429	177,009
OSI Systems Inc.[a,b]	5,616	427,490
Park Electrochemical Corp.	6,062	113,056

478

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
PC Connection Inc.	2,514	$70,618
Plexus Corp.[a]	9,930	536,617
RadiSys Corp.[a]	10,630	47,091
Rogers Corp.[a]	5,237	402,254
Sanmina Corp.[a]	21,548	789,734
ScanSource Inc.[a]	7,815	315,335
SYNNEX Corp.	8,977	1,086,397
Systemax Inc.	3,332	29,222
Tech Data Corp.[a]	10,791	913,782
Trimble Inc.[a]	77,336	2,331,680
TTM Technologies Inc.[a]	20,546	280,042
Universal Display Corp.[a,b]	12,555	706,847
VeriFone Systems Inc.[a,b]	32,746	580,587
Vishay Intertechnology Inc.	39,221	635,380
Vishay Precision Group Inc.[a]	3,404	64,336
Zebra Technologies Corp. Class Aa	15,970	1,369,587

		49,073,651
ENERGY EQUIPMENT & SERVICES — 1.19%
Archrock Inc.	19,886	262,495
Atwood Oceanics Inc.[b]	18,380	241,329
Baker Hughes Inc.	133,058	8,644,778
Bristow Group Inc.	10,341	211,784
CARBO Ceramics Inc.[a]	5,588	58,451
Dawson Geophysical Co.[a]	6,052	48,658
Diamond Offshore Drilling Inc.[b]	19,465	344,531
Dril-Quip Inc.[a]	11,608	697,060
Ensco PLC Class A	89,056	865,624
Era Group Inc.[a]	6,129	104,009
Exterran Corp.[a]	9,918	237,040
Fairmount Santrol Holdings Inc.[a]	27,700	326,583
FMC Technologies Inc.[a]	67,344	2,392,732
Forum Energy Technologies Inc.[a,b]	17,034	374,748
Frank’s International NVb	9,815	120,823
Geospace Technologies Corp.[a,b]	3,584	72,970
Halliburton Co.	259,533	14,038,140
Helix Energy Solutions Group Inc.[a]	36,364	320,731
Helmerich & Payne Inc.	29,809	2,307,217
Hornbeck Offshore Services Inc.[a,b]	9,382	67,738

Security	Shares	Value
Independence Contract Drilling Inc.[a]	13,180	$88,306
Mammoth Energy Services Inc.[a,b]	4,794	72,869
Matrix Service Co.[a]	7,390	167,753
McDermott International Inc.[a,b]	76,711	566,894
Nabors Industries Ltd.	82,638	1,355,263
National Oilwell Varco Inc.	114,531	4,288,041
Natural Gas Services Group Inc.[a]	3,383	108,764
Newpark Resources Inc.[a]	25,783	193,373
Noble Corp. PLC	69,494	411,405
Oceaneering International Inc.	28,711	809,937
Oil States International Inc.[a]	15,375	599,625
Parker Drilling Co.[a]	34,275	89,115
Patterson-UTI Energy Inc.	42,745	1,150,695
PHI Inc. NVS[a]	3,919	70,620
Pioneer Energy Services Corp.[a]	17,485	119,772
RigNet Inc.[a]	3,471	80,354
Rowan Companies PLC Class A	39,462	745,437
RPC Inc.	17,489	346,457
Schlumberger Ltd.	421,705	35,402,135
SEACOR Holdings Inc.[a,b]	4,385	312,563
Seadrill Ltd.[a,b]	108,329	369,402
Smart Sand Inc.[a]	5,299	87,699
Superior Energy Services Inc.	45,219	763,297
Tesco Corp.	11,437	94,355
TETRA Technologies Inc.[a]	22,511	113,005
Tidewater Inc.	14,115	48,132
Transocean Ltd.[a]	103,715	1,528,759
U.S. Silica Holdings Inc.	22,427	1,271,162
Unit Corp.[a]	13,913	373,842
Weatherford International PLC[a,b]	296,779	1,480,927
Willbros Group Inc.[a,b]	12,892	41,770

		84,889,169
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.87%
Acadia Realty Trust	24,202	790,921
Agree Realty Corp.	7,531	346,803
Alexander’s Inc.	706	301,370
Alexandria Real Estate Equities Inc.	23,237	2,582,328

479

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
American Assets Trust Inc.	12,289	$529,410
American Campus Communities Inc.	39,831	1,982,389
American Homes 4 Rent Class A	50,022	1,049,462
American Tower Corp.	127,538	13,478,216
Apartment Investment & Management Co. Class A	46,648	2,120,152
Apple Hospitality REIT Inc.[b]	48,969	978,401
Armada Hoffler Properties Inc.[b]	12,179	177,448
Ashford Hospitality Prime Inc.	9,297	126,904
Ashford Hospitality Trust Inc.	21,534	167,104
AvalonBay Communities Inc.	41,691	7,385,561
Bluerock Residential Growth REIT Inc.	5,713	78,382
Boston Properties Inc.	46,364	5,831,664
Brandywine Realty Trust	51,737	854,178
Brixmor Property Group Inc.	57,158	1,395,798
Camden Property Trust	26,266	2,208,183
Care Capital Properties Inc.	26,623	665,575
CareTrust REIT Inc.	19,952	305,665
CatchMark Timber Trust Inc. Class A	10,819	121,822
CBL & Associates Properties Inc.	53,601	616,412
Cedar Realty Trust Inc.	25,368	165,653
Chatham Lodging Trust	11,017	226,399
Chesapeake Lodging Trust	17,971	464,730
City Office REIT Inc.	5,583	73,528
Colony Starwood Homes	19,174	552,403
Columbia Property Trust Inc.	35,908	775,613
Communications Sales & Leasing Inc.[a]	37,832	961,311
Community Healthcare Trust Inc.	3,806	87,652
CoreCivic Inc.	34,155	835,431
CorEnergy Infrastructure Trust Inc.	4,504	157,100
CoreSite Realty Corp.	9,895	785,366
Corporate Office Properties Trust	29,492	920,740
Cousins Properties Inc.	103,021	876,709
Crown Castle International Corp.	108,305	9,397,625

Security	Shares	Value
CubeSmart	54,585	$1,461,240
CyrusOne Inc.	21,600	966,168
DCT Industrial Trust Inc.	27,133	1,299,128
DDR Corp.	92,928	1,419,011
DiamondRock Hospitality Co.	55,439	639,212
Digital Realty Trust Inc.[b]	48,303	4,746,253
Douglas Emmett Inc.	42,999	1,572,043
Duke Realty Corp.	105,882	2,812,226
DuPont Fabros Technology Inc.	22,881	1,005,162
Easterly Government Properties Inc.	8,114	162,442
EastGroup Properties Inc.	9,097	671,722
Education Realty Trust Inc.	22,153	937,072
Empire State Realty Trust Inc. Class A	36,117	729,202
EPR Properties	18,889	1,355,664
Equinix Inc.	21,046	7,522,051
Equity Commonwealth[a]	37,472	1,133,153
Equity Lifestyle Properties Inc.	22,910	1,651,811
Equity One Inc.	27,215	835,228
Equity Residential	108,238	6,966,198
Essex Property Trust Inc.	19,877	4,621,402
Extra Space Storage Inc.	36,254	2,800,259
Farmland Partners Inc.[b]	3,449	38,491
Federal Realty Investment Trust	21,211	3,014,295
FelCor Lodging Trust Inc.	42,549	340,817
First Industrial Realty Trust Inc.	34,604	970,642
First Potomac Realty Trust	16,853	184,877
Forest City Realty Trust Inc. Class A	69,695	1,452,444
Four Corners Property Trust Inc.	16,273	333,922
Franklin Street Properties Corp.[b]	32,693	423,701
General Growth Properties Inc.	175,683	4,388,561
GEO Group Inc. (The)	23,169	832,462
Getty Realty Corp.	7,510	191,430
Gladstone Commercial Corp.[b]	7,387	148,479
Global Medical REIT Inc.[b]	4,510	40,229
Global Net Lease Inc.[b]	50,928	398,766
Government Properties Income Trust	17,884	340,958
Gramercy Property Trust	129,923	1,192,693
HCP Inc.[b]	140,422	4,173,342

480

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Healthcare Realty Trust Inc.	34,168	$1,035,974
Healthcare Trust of America Inc. Class A	40,196	1,170,106
Hersha Hospitality Trust	11,171	240,177
Highwoods Properties Inc.	28,522	1,454,907
Hospitality Properties Trust	41,238	1,308,894
Host Hotels & Resorts Inc.[b]	223,956	4,219,331
Hudson Pacific Properties Inc.	32,358	1,125,411
Independence Realty Trust Inc.	20,422	182,164
InfraREIT Inc.[a]	11,513	206,198
Investors Real Estate Trust	36,312	258,905
Iron Mountain Inc.[b]	79,818	2,592,489
iStar Inc.[a,b]	18,553	229,501
Kilroy Realty Corp.	27,055	1,980,967
Kimco Realty Corp.	123,404	3,104,845
Kite Realty Group Trust	23,867	560,397
Lamar Advertising Co. Class Ab	24,380	1,639,311
LaSalle Hotel Properties	32,082	977,539
Lexington Realty Trust	67,856	732,845
Liberty Property Trust	44,695	1,765,452
Life Storage Inc.	13,524	1,153,056
LTC Properties Inc.	11,525	541,445
Macerich Co. (The)	43,101	3,053,275
Mack-Cali Realty Corp.	28,102	815,520
MedEquities Realty Trust Inc.	6,820	75,702
Medical Properties Trust Inc.[b]	88,375	1,087,013
Mid-America Apartment Communities Inc.	34,170	3,345,926
Monmouth Real Estate Investment Corp.	19,587	298,506
Monogram Residential Trust Inc.[b]	54,113	585,503
National Health Investors Inc.[b]	10,763	798,292
National Retail Properties Inc.[b]	43,166	1,907,937
National Storage Affiliates Trust	10,604	234,030
New Senior Investment Group Inc.	25,359	248,265
New York REIT Inc.	50,075	506,759
NexPoint Residential Trust Inc.	5,133	114,671
NorthStar Realty Europe Corp.	17,706	222,564
NorthStar Realty Finance Corp.[b]	53,016	803,192
Omega Healthcare Investors Inc.	54,828	1,713,923

Security	Shares	Value
One Liberty Properties Inc.	3,299	$82,871
Outfront Media Inc.	40,608	1,009,921
Paramount Group Inc.	55,978	895,088
Parkway Inc.[a]	12,852	285,957
Pebblebrook Hotel Trust[b]	20,916	622,251
Pennsylvania REIT	20,243	383,807
Physicians Realty Trust	39,855	755,651
Piedmont Office Realty Trust Inc. Class Ab	44,245	925,163
Pinnacle Entertainment Inc.	56,007	1,714,934
Potlatch Corp.	11,648	485,139
Preferred Apartment Communities Inc.	7,278	108,515
Prologis Inc.	157,925	8,336,861
PS Business Parks Inc.	6,159	717,647
Public Storage	44,778	10,007,883
QTS Realty Trust Inc. Class A	13,849	687,603
Quality Care Properties Inc.[a]	28,428	440,634
RAIT Financial Trust	24,432	82,092
Ramco-Gershenson Properties Trust	22,551	373,896
Rayonier Inc.	36,150	961,590
Realty Income Corp.	77,452	4,451,941
Regency Centers Corp.	30,966	2,135,106
Retail Opportunity Investments Corp.	33,312	703,883
Retail Properties of America Inc. Class A	72,459	1,110,796
Rexford Industrial Realty Inc.	19,484	451,834
RLJ Lodging Trust	38,080	932,579
Ryman Hospitality Properties Inc.	12,653	797,266
Sabra Health Care REIT Inc.	19,488	475,897
Saul Centers Inc.	2,436	162,262
Select Income REIT	20,435	514,962
Senior Housing Properties Trust	61,797	1,169,817
Seritage Growth Properties Class Ab	6,819	291,239
Silver Bay Realty Trust Corp.	11,298	193,648
Simon Property Group Inc.	93,190	16,557,067
SL Green Realty Corp.	29,476	3,170,144
Spirit Realty Capital Inc.[b]	147,484	1,601,676
STAG Industrial Inc.	21,868	521,989

481

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
STORE Capital Corp.	45,055	$1,113,309
Summit Hotel Properties Inc.	26,382	422,903
Sun Communities Inc.	20,310	1,555,949
Sunstone Hotel Investors Inc.	67,321	1,026,645
Tanger Factory Outlet Centers Inc.	28,924	1,034,901
Taubman Centers Inc.	18,006	1,331,184
Terreno Realty Corp.	12,957	369,145
Tier REIT Inc.	14,215	247,199
UDR Inc.	79,466	2,898,920
UMH Properties Inc.	6,280	94,514
Universal Health Realty Income Trust	2,895	189,883
Urban Edge Properties[b]	27,907	767,722
Urstadt Biddle Properties Inc. Class A	5,967	143,864
Ventas Inc.	102,693	6,420,366
VEREIT Inc.	291,635	2,467,232
Vornado Realty Trust	51,636	5,389,249
Washington Prime Group Inc.	58,628	610,317
Washington REIT	21,862	714,669
Weingarten Realty Investors	35,012	1,253,079
Welltower Inc.	108,448	7,258,425
Weyerhaeuser Co.	223,492	6,724,874
Whitestone REIT	10,745	154,513
WP Carey Inc.	31,469	1,859,503
Xenia Hotels & Resorts Inc.	31,990	621,246

		275,227,376
FOOD & STAPLES RETAILING — 1.83%
Andersons Inc. (The)	7,937	354,784
Casey’s General Stores Inc.	11,640	1,383,763
Chefs’ Warehouse Inc. (The)[a]	6,456	102,005
Costco Wholesale Corp.	131,955	21,127,315
CVS Health Corp.	325,134	25,656,324
Ingles Markets Inc. Class A	3,471	166,955
Kroger Co. (The)	288,636	9,960,828
Natural Grocers by Vitamin Cottage Inc.[a,b]	2,142	25,468
Performance Food Group Co.[a]	10,885	261,240
PriceSmart Inc.	6,007	501,585
Rite Aid Corp.[a]	308,236	2,539,865
Smart & Final Stores Inc.[a,b]	7,943	111,996
SpartanNash Co.	10,515	415,763

Security	Shares	Value
Sprouts Farmers Market Inc.[a]	40,699	$770,025
SUPERVALU Inc.[a]	74,846	349,531
Sysco Corp.	159,270	8,818,780
U.S. Foods Holding Corp.[a]	13,458	369,826
United Natural Foods Inc.[a]	15,595	744,193
Village Super Market Inc. Class A	1,440	44,496
Wal-Mart Stores Inc.	458,375	31,682,880
Walgreens Boots Alliance Inc.	260,468	21,556,332
Weis Markets Inc.	3,194	213,487
Whole Foods Market Inc.	95,708	2,943,978

		130,101,419
FOOD PRODUCTS — 1.68%
AdvancePierre Foods Holdings Inc.	6,462	192,438
Alico Inc.	1,020	27,693
Amplify Snack Brands Inc.[a,b]	9,710	85,545
Archer-Daniels-Midland Co.	174,577	7,969,440
B&G Foods Inc.	19,638	860,144
Blue Buffalo Pet Products Inc.[a,b]	17,593	422,936
Bunge Ltd.	41,626	3,007,062
Cal-Maine Foods Inc.[b]	9,719	429,337
Calavo Growers Inc.	4,866	298,772
Campbell Soup Co.	55,918	3,381,362
Conagra Brands Inc.	133,042	5,261,811
Darling Ingredients Inc.[a]	48,531	626,535
Dean Foods Co.[b]	28,651	624,019
Farmer Bros. Co.[a]	1,951	71,602
Flowers Foods Inc.	51,520	1,028,854
Fresh Del Monte Produce Inc.	9,220	559,009
Freshpet Inc.[a,b]	7,054	71,598
General Mills Inc.	179,959	11,116,067
Hain Celestial Group Inc. (The)[a]	31,217	1,218,400
Hershey Co. (The)	42,151	4,359,678
Hormel Foods Corp.	81,325	2,830,923
Ingredion Inc.	21,824	2,727,127
Inventure Foods Inc.[a,b]	3,894	38,356
J&J Snack Foods Corp.	4,787	638,729
JM Smucker Co. (The)	34,880	4,466,733
John B Sanfilippo & Son Inc.	2,261	159,152
Kellogg Co.	75,194	5,542,550
Kraft Heinz Co. (The)	180,402	15,752,703
Lamb Weston Holdings Inc.[a]	44,314	1,677,285

482

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Lancaster Colony Corp.	5,942	$840,139
Landec Corp.[a]	7,432	102,562
Lifeway Foods Inc.[a]	1,242	14,295
Limoneira Co.	2,221	47,774
McCormick & Co. Inc./MD	34,726	3,240,978
Mead Johnson Nutrition Co.	56,400	3,990,864
Mondelez International Inc. Class A	452,563	20,062,118
Omega Protein Corp.[a]	5,421	135,796
Pilgrim’s Pride Corp.	17,374	329,932
Pinnacle Foods Inc.	35,293	1,886,411
Post Holdings Inc.[a]	19,186	1,542,363
Sanderson Farms Inc.	6,429	605,869
Seaboard Corp.[a]	73	288,495
Seneca Foods Corp. Class Aa	2,499	100,085
Snyder’s-Lance Inc.	23,989	919,738
Tootsie Roll Industries Inc.[b]	6,084	241,839
TreeHouse Foods Inc.[a]	16,636	1,200,953
Tyson Foods Inc. Class A	88,647	5,467,747
WhiteWave Foods Co. (The)[a]	52,739	2,932,288

		119,396,106
GAS UTILITIES — 0.18%
Atmos Energy Corp.	30,728	2,278,481
Chesapeake Utilities Corp.	4,257	285,006
Delta Natural Gas Co. Inc.	2,046	60,009
National Fuel Gas Co.	22,163	1,255,312
New Jersey Resources Corp.	26,160	928,680
Northwest Natural Gas Co.	7,675	458,965
ONE Gas Inc.	16,101	1,029,820
South Jersey Industries Inc.	24,246	816,848
Southwest Gas Corp.	14,344	1,099,037
Spire Inc.	13,638	880,333
UGI Corp.	52,168	2,403,902
WGL Holdings Inc.	14,815	1,130,088

		12,626,481
HEALTH CARE EQUIPMENT & SUPPLIES — 2.49%
Abaxis Inc.[b]	6,255	330,076
Abbott Laboratories	444,683	17,080,274
ABIOMED Inc.[a]	12,085	1,361,738
Accuray Inc.[a,b]	20,505	94,323
Alere Inc.[a]	26,046	1,015,013
Align Technology Inc.[a]	21,664	2,082,560
Analogic Corp.	3,444	285,680

Security	Shares	Value
AngioDynamics Inc.[a]	7,120	$120,114
Anika Therapeutics Inc.[a]	4,727	231,434
AtriCure Inc.[a]	8,178	160,043
Atrion Corp.	398	201,866
Avinger Inc.[a]	3,254	12,040
AxoGen Inc.[a]	7,221	64,989
Baxter International Inc.	151,523	6,718,530
Becton Dickinson and Co.	63,308	10,480,639
Boston Scientific Corp.[a]	408,905	8,844,615
Cantel Medical Corp.	10,574	832,703
Cardiovascular Systems Inc.[a]	8,813	213,363
Cerus Corp.[a,b]	29,050	126,368
ConforMIS Inc.[a,b]	14,268	115,571
CONMED Corp.	8,177	361,178
Cooper Companies Inc. (The)	14,576	2,549,780
Corindus Vascular Robotics Inc.[a,b]	6,503	4,542
CR Bard Inc.	22,258	5,000,482
CryoLife Inc.	7,774	148,872
Cutera Inc.[a]	4,732	82,100
Cynosure Inc. Class Aa	7,352	335,251
Danaher Corp.	183,181	14,258,809
DENTSPLY SIRONA Inc.	69,165	3,992,895
DexCom Inc.[a,b]	24,930	1,488,321
Edwards Lifesciences Corp.[a]	63,861	5,983,776
Endologix Inc.[a,b]	25,203	144,161
Entellus Medical Inc.[a]	1,510	28,645
Exactech Inc.[a]	2,336	63,773
GenMark Diagnostics Inc.[a,b]	13,503	165,277
Glaukos Corp.[a,b]	4,711	161,587
Globus Medical Inc. Class Aa,b	21,455	532,299
Haemonetics Corp.[a]	14,614	587,483
Halyard Health Inc.[a]	13,252	490,059
Hill-Rom Holdings Inc.	19,507	1,095,123
Hologic Inc.[a]	83,657	3,356,319
ICU Medical Inc.[a]	4,322	636,847
IDEXX Laboratories Inc.[a]	26,683	3,129,115
Inogen Inc.[a]	4,377	294,003
Insulet Corp.[a,b]	17,533	660,643
Integer Holdings Corp.[a]	9,504	279,893
Integra LifeSciences Holdings Corp.[a]	9,345	801,708
Intuitive Surgical Inc.[a]	11,388	7,221,928
Invacare Corp.	9,239	120,569

483

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
InVivo Therapeutics Holdings Corp.[a,b]	7,277	$30,563
iRadimed Corp.[a,b]	829	9,202
iRhythm Technologies Inc.[a,b]	2,853	85,590
IRIDEX Corp.[a,b]	2,239	31,480
K2M Group Holdings Inc.[a,b]	9,023	180,821
LeMaitre Vascular Inc.	3,422	86,713
Masimo Corp.[a]	12,356	832,794
Medtronic PLC	424,923	30,267,265
Meridian Bioscience Inc.	11,763	208,205
Merit Medical Systems Inc.[a]	11,985	317,603
Natus Medical Inc.[a,b]	10,309	358,753
Neogen Corp.[a]	11,327	747,582
Nevro Corp.[a]	7,105	516,249
Novocure Ltd.[a,b]	14,523	114,006
NuVasive Inc.[a]	15,386	1,036,401
NxStage Medical Inc.[a]	20,490	537,043
Obalon Therapeutics Inc.[a]	1,446	12,797
OraSure Technologies Inc.[a]	15,382	135,054
Orthofix International NVa,b	5,366	194,142
Oxford Immunotec Global PLC[a]	8,638	129,138
Penumbra Inc.[a]	7,481	477,288
Quidel Corp.[a]	8,296	177,700
ResMed Inc.	41,914	2,600,764
Rockwell Medical Inc.[a,b]	15,705	102,868
RTI Surgical Inc.[a]	16,416	53,352
Second Sight Medical Products Inc.[a,b]	1,317	2,594
Senseonics Holdings Inc.[a]	8,317	22,206
Spectranetics Corp. (The)[a,b]	11,578	283,661
St. Jude Medical Inc.	84,498	6,775,895
STAAR Surgical Co.[a,b]	10,494	113,860
Stryker Corp.	101,864	12,204,326
SurModics Inc.[a]	4,447	112,954
Tactile Systems Technology Inc.[a,b]	1,229	20,168
Tandem Diabetes Care Inc.[a]	3,147	6,766
Teleflex Inc.	13,060	2,104,619
TransEnterix Inc.[a,b]	8,254	10,730
Utah Medical Products Inc.	975	70,931
Varian Medical Systems Inc.[a,b]	28,672	2,574,172
Vascular Solutions Inc.[a]	4,660	261,426
ViewRay Inc.[a,b]	1,994	6,241

Security	Shares	Value
West Pharmaceutical Services Inc.	22,012	$1,867,278
Wright Medical Group NVa	30,335	697,098
Zeltiq Aesthetics Inc.[a,b]	11,396	495,954
Zimmer Biomet Holdings Inc.	56,054	5,784,773

		177,006,402
HEALTH CARE PROVIDERS & SERVICES — 2.43%
AAC Holdings Inc.[a]	1,661	12,026
Acadia Healthcare Co. Inc.[a,b]	21,742	719,660
Aceto Corp.	7,809	171,564
Addus HomeCare Corp.[a]	1,482	51,944
Adeptus Health Inc. Class Aa	3,522	26,908
Aetna Inc.	103,044	12,778,486
Air Methods Corp.[a,b]	10,929	348,089
Almost Family Inc.[a]	2,275	100,328
Amedisys Inc.[a]	8,555	364,700
American Renal Associates Holdings Inc.[a,b]	2,562	54,519
AmerisourceBergen Corp.	50,013	3,910,516
AMN Healthcare Services Inc.[a,b]	15,151	582,556
Anthem Inc.	79,903	11,487,654
BioScrip Inc.[a,b]	15,132	15,737
BioTelemetry Inc.[a]	7,568	169,145
Brookdale Senior Living Inc.[a]	57,331	712,051
Capital Senior Living Corp.[a,b]	8,222	131,963
Cardinal Health Inc.	98,407	7,082,352
Centene Corp.[a]	50,469	2,852,003
Chemed Corp.	4,901	786,169
Cigna Corp.	77,174	10,294,240
Civitas Solutions Inc.[a,b]	3,328	66,227
Community Health Systems Inc.[a,b]	34,651	193,699
CorVel Corp.[a]	3,484	127,514
Cross Country Healthcare Inc.[a]	7,739	120,806
DaVita Inc.[a]	50,380	3,234,396
Diplomat Pharmacy Inc.[a]	14,671	184,855
Ensign Group Inc. (The)	13,676	303,744
Envision Healthcare Corp.[a,b]	35,626	2,254,770
Express Scripts Holding Co.[a]	191,465	13,170,877
Fulgent Genetics Inc.[a]	1,164	13,467
Genesis Healthcare Inc.[a]	16,384	69,632
HCA Holdings Inc.[a]	93,235	6,901,255
HealthEquity Inc.[a]	12,928	523,843

484

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
HealthSouth Corp.	26,530	$1,094,097
Healthways Inc.[a]	9,563	217,558
Henry Schein Inc.[a]	24,677	3,743,748
Humana Inc.	45,313	9,245,211
Kindred Healthcare Inc.	24,416	191,666
Laboratory Corp. of America Holdings[a]	30,734	3,945,631
Landauer Inc.	2,805	134,921
LHC Group Inc.[a]	4,406	201,354
LifePoint Health Inc.[a]	10,843	615,882
Magellan Health Inc.[a]	6,844	515,011
McKesson Corp.	68,151	9,571,808
MEDNAX Inc.[a]	28,244	1,882,745
Molina Healthcare Inc.[a,b]	12,832	696,264
National Healthcare Corp.	3,079	233,357
National Research Corp. Class A	2,208	41,952
Nobilis Health Corp.[a,b]	11,057	23,220
Owens & Minor Inc.	18,273	644,854
Patterson Companies Inc.	24,940	1,023,288
PharMerica Corp.[a]	8,564	215,385
Premier Inc.[a]	13,645	414,262
Providence Service Corp. (The)[a,b]	3,551	135,116
Quest Diagnostics Inc.	42,979	3,949,770
Quorum Health Corp.[a]	8,662	62,973
RadNet Inc.[a]	9,404	60,656
Select Medical Holdings Corp.[a]	29,923	396,480
Surgery Partners Inc.[a,b]	4,591	72,767
Surgical Care Affiliates Inc.[a,b]	7,827	362,155
Team Health Holdings Inc.[a]	20,998	912,363
Teladoc Inc.[a,b]	7,253	119,675
Tenet Healthcare Corp.[a]	24,130	358,089
Triple-S Management Corp. Class Ba	7,077	146,494
U.S. Physical Therapy Inc.	3,408	239,242
UnitedHealth Group Inc.	284,046	45,458,722
Universal American Corp.[a]	10,691	106,375
Universal Health Services Inc. Class B	25,724	2,736,519
VCA Inc.[a]	23,369	1,604,282
WellCare Health Plans Inc.[a]	13,242	1,815,213

		173,006,800

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 0.14%
Allscripts Healthcare Solutions Inc.[a]	54,941	$560,948
athenahealth Inc.[a,b]	11,482	1,207,562
Castlight Health Inc.[a,b]	12,372	61,241
Cerner Corp.[a]	89,742	4,251,079
Computer Programs & Systems Inc.[b]	3,185	75,166
Cotiviti Holdings Inc.[a,b]	3,817	131,305
Evolent Health Inc.[a]	14	207
HealthStream Inc.[a,b]	8,076	202,304
HMS Holdings Corp.[a]	24,695	448,461
Inovalon Holdings Inc.[a,b]	17,317	178,365
Medidata Solutions Inc.[a]	16,387	813,942
NantHealth Inc.[a,b]	1,993	19,810
Omnicell Inc.[a]	9,775	331,373
Quality Systems Inc.	15,408	202,615
Tabula Rasa HealthCare Inc.[a,b]	1,499	22,455
Veeva Systems Inc.[a,b]	28,666	1,166,706
Vocera Communications Inc.[a]	6,094	112,678

		9,786,217
HOTELS, RESTAURANTS & LEISURE — 2.00%
Aramark	72,605	2,593,451
Belmond Ltd.[a]	28,160	375,936
Biglari Holdings Inc.[a]	280	132,496
BJ’s Restaurants Inc.[a]	7,071	277,890
Bloomin’ Brands Inc.	31,399	566,124
Bob Evans Farms Inc./DE	5,475	291,325
Bojangles’ Inc.[a]	3,189	59,475
Boyd Gaming Corp.[a]	26,584	536,199
Brinker International Inc.	14,986	742,257
Buffalo Wild Wings Inc.[a]	5,193	801,799
Caesars Acquisition Co. Class Aa	13,096	176,796
Caesars Entertainment Corp.[a,b]	14,891	126,573
Carnival Corp.	123,937	6,452,160
Carrols Restaurant Group Inc.[a]	8,267	126,072
Century Casinos Inc.[a,b]	6,365	52,384
Cheesecake Factory Inc. (The)	13,583	813,350
Chipotle Mexican Grill Inc.[a]	8,614	3,250,234
Choice Hotels International Inc.	9,913	555,624
Churchill Downs Inc.	4,289	645,280
Chuy’s Holdings Inc.[a,b]	4,582	148,686

485

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
ClubCorp Holdings Inc.	18,622	$267,226
Cracker Barrel Old Country Store Inc.	5,980	998,540
Darden Restaurants Inc.	35,046	2,548,545
Dave & Buster’s Entertainment Inc.[a]	11,118	625,943
Del Frisco’s Restaurant Group Inc.[a]	6,659	113,203
Del Taco Restaurants Inc.[a]	6,856	96,807
Denny’s Corp.[a]	20,388	261,578
DineEquity Inc.	5,304	408,408
Domino’s Pizza Inc.	15,252	2,428,728
Dunkin’ Brands Group Inc.	28,115	1,474,351
El Pollo Loco Holdings Inc.[a,b]	8,575	105,473
Eldorado Resorts Inc.[a]	9,972	169,025
Empire Resorts Inc.[a,b]	855	19,451
Extended Stay America Inc.	22,068	356,398
Fiesta Restaurant Group Inc.[a]	8,396	250,621
Fogo De Chao Inc.[a]	1,440	20,664
Golden Entertainment Inc.	3,085	37,359
Habit Restaurants Inc. (The)[a]	3,858	66,551
Hilton Worldwide Holdings Inc.	159,874	4,348,573
Hyatt Hotels Corp. Class Aa	9,890	546,521
ILG Inc.	32,825	596,430
International Game Technology PLC	29,562	754,422
International Speedway Corp. Class A	7,141	262,789
Intrawest Resorts Holdings Inc.[a]	3,891	69,454
Isle of Capri Casinos Inc.[a]	6,370	157,275
J Alexander’s Holdings Inc.[a]	4,442	47,752
Jack in the Box Inc.	9,622	1,074,200
Jamba Inc.[a]	4,033	41,540
Kona Grill Inc.[a,b]	3,639	45,669
La Quinta Holdings Inc.[a]	26,758	380,231
Las Vegas Sands Corp.	110,454	5,899,348
Lindblad Expeditions Holdings Inc.[a]	4,380	41,391
Luby’s Inc.[a]	5,761	24,657
Marcus Corp. (The)	5,650	177,975
Marriott International Inc./MD Class A	97,625	8,071,635
Marriott Vacations Worldwide Corp.	6,391	542,276

Security	Shares	Value
McDonald’s Corp.	251,882	$30,659,077
MGM Resorts International[a]	144,653	4,170,346
Monarch Casino & Resort Inc.[a]	2,426	62,542
Nathan’s Famous Inc.[a]	921	59,773
Noodles & Co.[a]	3,596	14,744
Norwegian Cruise Line Holdings Ltd.[a]	47,692	2,028,341
Panera Bread Co. Class Aa	6,751	1,384,563
Papa John’s International Inc.	8,176	699,702
Penn National Gaming Inc.[a]	25,196	347,453
Pinnacle Entertainment Inc.[a,b]	15,677	227,316
Planet Fitness Inc. Class A	8,101	162,830
Popeyes Louisiana Kitchen Inc.[a]	5,920	358,042
Potbelly Corp.[a]	8,359	107,831
Red Lion Hotels Corp.[a]	4,236	35,371
Red Robin Gourmet Burgers Inc.[a]	4,229	238,516
Red Rock Resorts Inc. Class A	8,930	207,087
Royal Caribbean Cruises Ltd.	51,338	4,211,770
Ruby Tuesday Inc.[a]	18,242	58,922
Ruth’s Hospitality Group Inc.	9,834	179,962
Scientific Games Corp. Class Aa	13,646	191,044
SeaWorld Entertainment Inc.	19,422	367,658
Shake Shack Inc. Class Aa	4,480	160,339
Six Flags Entertainment Corp.	22,299	1,337,048
Sonic Corp.	14,202	376,495
Speedway Motorsports Inc.	3,295	71,403
Starbucks Corp.	432,151	23,993,024
Texas Roadhouse Inc.	20,362	982,263
Vail Resorts Inc.	11,729	1,892,005
Wendy’s Co. (The)	66,074	893,320
Wingstop Inc.	4,698	139,014
Wyndham Worldwide Corp.	32,955	2,516,773
Wynn Resorts Ltd.	24,310	2,103,058
Yum China Holdings Inc.[a]	105,172	2,747,093
Yum! Brands Inc.	105,172	6,660,543
Zoe’s Kitchen Inc.[a,b]	5,397	129,474

		141,829,862
HOUSEHOLD DURABLES — 0.56%
Bassett Furniture Industries Inc.	2,873	87,339
Beazer Homes USA Inc.[a]	11,492	152,844
CalAtlantic Group Inc.	22,298	758,355
Cavco Industries Inc.[a]	2,832	282,775

486

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Century Communities Inc.[a]	4,629	$97,209
CSS Industries Inc.	2,889	78,205
DR Horton Inc.	101,227	2,766,534
Ethan Allen Interiors Inc.	7,082	260,972
Flexsteel Industries Inc.	2,495	153,867
Garmin Ltd.	33,134	1,606,668
GoPro Inc. Class Aa,b	32,553	283,537
Green Brick Partners Inc.[a,b]	4,161	41,818
Harman International Industries Inc.	21,592	2,400,167
Helen of Troy Ltd.[a]	8,699	734,631
Hooker Furniture Corp.	2,941	111,611
Hovnanian Enterprises Inc. Class Aa	29,283	79,943
Installed Building Products Inc.[a]	5,640	232,932
iRobot Corp.[a,b]	7,686	449,247
KB Home	27,056	427,755
La-Z-Boy Inc.	14,882	462,086
Leggett & Platt Inc.	40,366	1,973,090
Lennar Corp. Class A	54,220	2,327,665
Lennar Corp. Class B	2,604	89,838
LGI Homes Inc.[a,b]	4,606	132,330
Libbey Inc.	5,730	111,506
Lifetime Brands Inc.	2,471	43,860
M/I Homes Inc.[a]	6,139	154,580
MDC Holdings Inc.	11,493	294,910
Meritage Homes Corp.[a]	11,977	416,800
Mohawk Industries Inc.[a]	18,595	3,713,050
NACCO Industries Inc. Class A	1,466	132,746
New Home Co. Inc. (The)[a,b]	2,386	27,940
Newell Brands Inc.	141,649	6,324,628
NVR Inc.[a]	1,053	1,757,457
PulteGroup Inc.	105,567	1,940,321
Taylor Morrison Home Corp. Class Aa	8,993	173,205
Tempur Sealy International Inc.[a,b]	15,998	1,092,343
Toll Brothers Inc.[a]	46,409	1,438,679
TopBuild Corp.[a]	11,170	397,652
TRI Pointe Group Inc.[a]	46,634	535,358
Tupperware Brands Corp.	15,607	821,240
UCP Inc. Class Aa	2,387	28,763
Universal Electronics Inc.[a]	4,234	273,305

Security	Shares	Value
WCI Communities Inc.[a]	5,344	$125,317
Whirlpool Corp.	22,343	4,061,287
William Lyon Homes Class Aa	7,006	133,324
ZAGG Inc.[a]	8,540	60,634

		40,050,323
HOUSEHOLD PRODUCTS — 1.50%
Central Garden & Pet Co.[a,b]	3,036	100,461
Central Garden & Pet Co. Class Aa	10,968	338,911
Church & Dwight Co. Inc.	77,426	3,421,455
Clorox Co. (The)	39,474	4,737,670
Colgate-Palmolive Co.	262,539	17,180,552
Energizer Holdings Inc.	17,865	796,958
HRG Group Inc.[a]	34,933	543,557
Kimberly-Clark Corp.	108,782	12,414,202
Oil-Dri Corp. of America	1,330	50,819
Orchids Paper Products Co.	1,768	46,286
Procter & Gamble Co. (The)	775,586	65,211,271
Spectrum Brands Holdings Inc.	7,569	925,916
WD-40 Co.	4,541	530,843

		106,298,901
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.10%
AES Corp./VA	198,243	2,303,584
Atlantic Power Corp.	32,845	82,113
Atlantica Yield PLC	18,318	354,453
Calpine Corp.[a,b]	107,251	1,225,879
Dynegy Inc.[a,b]	37,565	317,800
NRG Energy Inc.	95,284	1,168,182
NRG Yield Inc. Class A	9,665	148,454
NRG Yield Inc. Class C	18,133	286,501
Ormat Technologies Inc.	11,504	616,845
Pattern Energy Group Inc.	20,381	387,035
TerraForm Global Inc. Class A	33,653	132,929
TerraForm Power Inc.	26,453	338,863
Vivint Solar Inc.[a,b]	5,936	15,137

		7,377,775
INDUSTRIAL CONGLOMERATES — 2.17%
3M Co.	178,254	31,830,817
Carlisle Companies Inc.	18,848	2,078,746
General Electric Co.	2,788,763	88,124,911
Honeywell International Inc.	230,536	26,707,595
Raven Industries Inc.	10,479	264,071

487

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Roper Technologies Inc.	30,141	$5,518,214

		154,524,354
INSURANCE — 2.96%
Aflac Inc.	122,104	8,498,438
Alleghany Corp.[a]	4,391	2,670,255
Allied World Assurance Co. Holdings AG	25,906	1,391,411
Allstate Corp. (The)	113,700	8,427,444
Ambac Financial Group Inc.[a]	10,524	236,790
American Equity Investment Life Holding Co.	22,360	503,994
American Financial Group Inc./OH	20,710	1,824,965
American International Group Inc.	308,375	20,139,971
American National Insurance Co.	2,080	259,189
AMERISAFE Inc.	5,220	325,467
AmTrust Financial Services Inc.	27,399	750,185
Aon PLC	79,850	8,905,670
Arch Capital Group Ltd.[a,b]	34,439	2,971,741
Argo Group International Holdings Ltd.	8,340	549,606
Arthur J Gallagher & Co.	52,575	2,731,797
Aspen Insurance Holdings Ltd.	15,976	878,680
Assurant Inc.	17,255	1,602,299
Assured Guaranty Ltd.	41,251	1,558,050
Atlas Financial Holdings Inc.[a]	3,295	59,475
Axis Capital Holdings Ltd.	27,501	1,794,990
Baldwin & Lyons Inc. Class B	2,517	63,428
Blue Capital Reinsurance Holdings Ltd.	1,795	33,118
Brown & Brown Inc.	35,599	1,596,971
Chubb Ltd.	139,997	18,496,404
Cincinnati Financial Corp.	45,046	3,412,234
Citizens Inc./TXa,b	11,024	108,256
CNA Financial Corp.	7,613	315,940
CNO Financial Group Inc.	49,257	943,272
Crawford & Co. Class B	14	176
Donegal Group Inc. Class A	2,167	37,879
eHealth Inc.[a,b]	6,033	64,251
EMC Insurance Group Inc.	1,899	56,989
Employers Holdings Inc.	7,655	303,138

Security	Shares	Value
Endurance Specialty Holdings Ltd.	19,155	$1,769,922
Enstar Group Ltd.[a]	3,339	660,120
Erie Indemnity Co. Class A	7,102	798,620
Everest Re Group Ltd.	11,829	2,559,796
FBL Financial Group Inc. Class A	2,847	222,493
Federated National Holding Co.	3,244	60,630
Fidelity & Guaranty Life	3,873	91,790
First American Financial Corp.	32,256	1,181,537
FNF Group	78,943	2,680,904
Genworth Financial Inc. Class Aa	131,394	500,611
Global Indemnity Ltd.[a]	2,984	114,019
Greenlight Capital Re Ltd. Class Aa	8,152	185,866
Hallmark Financial Services Inc.[a]	4,152	48,288
Hanover Insurance Group Inc. (The)	12,883	1,172,482
Hartford Financial Services Group Inc. (The)	118,122	5,628,513
HCI Group Inc.	1,647	65,024
Heritage Insurance Holdings Inc.	6,794	106,462
Horace Mann Educators Corp.	11,677	499,776
Independence Holding Co.	2,242	43,831
Infinity Property & Casualty Corp.	3,568	313,627
Investors Title Co.	389	61,532
James River Group Holdings Ltd.	3,559	147,876
Kemper Corp.	12,214	541,080
Kinsale Capital Group Inc.	2,009	68,326
Lincoln National Corp.	72,123	4,779,591
Loews Corp.	85,124	3,986,357
Maiden Holdings Ltd.	20,324	354,654
Markel Corp.[a]	4,162	3,764,529
Marsh & McLennan Companies Inc.	158,203	10,692,941
MBIA Inc.[a,b]	42,043	449,860
Mercury General Corp.	5,805	349,519
MetLife Inc.	281,654	15,178,334

488

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
National General Holdings Corp.	14,383	$359,431
National Western Life Group Inc.	714	221,911
Navigators Group Inc. (The)	3,682	433,556
Old Republic International Corp.	72,629	1,379,951
OneBeacon Insurance Group Ltd. Class A	6,507	104,437
Patriot National Inc.[a,b]	2,387	11,100
Primerica Inc.	12,310	851,237
Principal Financial Group Inc.	80,435	4,653,969
ProAssurance Corp.	15,936	895,603
Progressive Corp. (The)	176,761	6,275,015
Prudential Financial Inc.	133,813	13,924,581
Reinsurance Group of America Inc.	19,063	2,398,697
RenaissanceRe Holdings Ltd.	12,322	1,678,503
RLI Corp.	11,383	718,609
Safety Insurance Group Inc.	4,385	323,175
Selective Insurance Group Inc.	14,944	643,339
State Auto Financial Corp.	4,358	116,838
State National Companies Inc.	7,458	103,368
Stewart Information Services Corp.	7,160	329,933
Third Point Reinsurance Ltd.[a]	17,311	199,942
Torchmark Corp.	35,672	2,631,167
Travelers Companies Inc. (The)	88,357	10,816,664
Trupanion Inc.[a,b]	2,773	43,037
United Fire Group Inc.	5,175	254,455
United Insurance Holdings Corp.	4,337	65,662
Universal Insurance Holdings Inc.	10,411	295,672
Unum Group	71,554	3,143,367
Validus Holdings Ltd.	22,565	1,241,301
White Mountains Insurance Group Ltd.	1,282	1,071,816
WMIH Corp.[a]	60,594	93,921
WR Berkley Corp.	28,809	1,916,087
XL Group Ltd.	79,911	2,977,484

		210,765,211
INTERNET & DIRECT MARKETING RETAIL — 1.95%
1-800-Flowers.com Inc. Class Aa	7,344	78,581
Amazon.com Inc.[a]	117,858	88,378,178

Security	Shares	Value
Blue Nile Inc.	3,475	$141,189
Duluth Holdings Inc.[a,b]	2,226	56,540
Etsy Inc.[a]	30,643	360,975
Expedia Inc.	36,054	4,084,197
FTD Companies Inc.[a]	5,197	123,896
Gaia Inc.[a]	4,041	34,955
Groupon Inc.[a,b]	110,022	365,273
HSN Inc.	9,666	331,544
Lands’ End Inc.[a,b]	4,298	65,115
Liberty Expedia Holdings Inc. Class Aa	15,970	633,530
Liberty Interactive Corp. QVC Group Series Aa	133,489	2,667,110
Liberty TripAdvisor Holdings Inc. Class Aa	21,010	316,201
Liberty Ventures Series Aa	23,908	881,488
Netflix Inc.[a]	123,380	15,274,444
NutriSystem Inc.	8,260	286,209
Overstock.com Inc.[a]	3,245	56,788
PetMed Express Inc.	5,640	130,115
Priceline Group Inc. (The)[a]	14,987	21,971,841
Shutterfly Inc.[a]	10,834	543,650
TripAdvisor Inc.[a]	34,398	1,595,035
Wayfair Inc. Class Aa,b	9,278	325,194

		138,702,048
INTERNET SOFTWARE & SERVICES — 3.75%
2U Inc.[a]	10,703	322,696
Actua Corp.[a]	10,828	151,592
Akamai Technologies Inc.[a]	51,758	3,451,223
Alarm.com Holdings Inc.[a]	2,320	64,566
Alphabet Inc. Class Aa	88,964	70,499,522
Alphabet Inc. Class Ca	89,916	69,398,967
Amber Road Inc.[a]	2,527	22,945
Angie’s List Inc.[a,b]	12,031	99,015
Appfolio Inc.[a]	1,657	39,520
Apptio Inc. Class Aa	2,100	38,913
Autobytel Inc.[a]	2,285	30,733
Bankrate Inc.[a]	12,625	139,506
Bazaarvoice Inc.[a]	32,260	156,461
Benefitfocus Inc.[a,b]	3,129	92,931
Blucora Inc.[a]	11,571	170,672
Box Inc. Class Aa	13,946	193,292
Brightcove Inc.[a]	8,128	65,430

489

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Carbonite Inc.[a]	7,105	$116,522
Care.com Inc.[a]	3,419	29,301
ChannelAdvisor Corp.[a]	5,794	83,144
Cimpress NVa	7,485	685,701
CommerceHub Inc. Series Aa	4,040	60,640
CommerceHub Inc. Series Ca	8,080	121,442
comScore Inc.[a]	14,496	457,784
Cornerstone OnDemand Inc.[a]	15,175	642,054
CoStar Group Inc.[a]	9,706	1,829,484
Coupa Software Inc.[a,b]	2,817	70,453
DHI Group Inc.[a]	13,011	81,319
EarthLink Holdings Corp.	30,305	170,920
eBay Inc.[a]	324,142	9,623,776
Endurance International Group Holdings Inc.[a,b]	16,636	154,715
Envestnet Inc.[a]	13,217	465,899
Facebook Inc. Class Aa	679,979	78,231,584
Five9 Inc.[a]	10,918	154,926
Global Sources Ltd.[a]	2,420	21,417
GoDaddy Inc. Class Aa,b	13,784	481,751
Gogo Inc.[a,b]	15,903	146,626
GrubHub Inc.[a,b]	24,160	908,899
GTT Communications Inc.[a]	7,138	205,218
Hortonworks Inc.[a,b]	11,463	95,258
IAC/InterActiveCorp	21,364	1,384,174
Instructure Inc.[a,b]	4,737	92,608
IntraLinks Holdings Inc.[a]	10,545	142,568
j2 Global Inc.	14,293	1,169,167
Limelight Networks Inc.[a]	18,138	45,708
Liquidity Services Inc.[a]	6,680	65,130
LivePerson Inc.[a]	15,834	119,547
LogMeIn Inc.	7,855	758,400
Marchex Inc. Class Ba	7,243	19,194
Match Group Inc.[a,b]	10,385	177,584
MeetMe Inc.[a]	12,356	60,915
MINDBODY Inc. Class Aa	4,301	91,611
New Relic Inc.[a,b]	6,332	178,879
NIC Inc.	18,496	442,054
Numerex Corp. Class Aa	4,139	30,629
Nutanix Inc. Class Aa,b	4,521	120,078
Pandora Media Inc.[a,b]	68,831	897,556
Q2 Holdings Inc.[a,b]	8,379	241,734
QuinStreet Inc.[a]	9,442	35,502

Security	Shares	Value
Quotient Technology Inc.[a]	17,025	$183,019
RealNetworks Inc.[a]	6,411	31,158
Reis Inc.	2,343	52,132
RetailMeNot Inc.[a]	13,086	121,700
Rightside Group Ltd.[a]	3,444	28,482
Shutterstock Inc.[a,b]	5,549	263,689
SPS Commerce Inc.[a]	5,316	371,535
Stamps.com Inc.[a]	4,983	571,301
TechTarget Inc.[a]	4,695	40,048
Trade Desk Inc. (The) Class Aa	2,549	70,531
TrueCar Inc.[a,b]	13,598	169,975
Twilio Inc. Class Aa,b	5,924	170,907
Twitter Inc.[a,b]	193,897	3,160,521
VeriSign Inc.[a,b]	28,644	2,178,949
Web.com Group Inc.[a]	11,685	247,138
WebMD Health Corp.[a,b]	11,034	546,955
Xactly Corp.[a]	8,408	92,488
XO Group Inc.[a]	7,603	147,878
Yahoo! Inc.[a]	262,951	10,168,315
Yelp Inc.[a]	21,353	814,190
Zillow Group Inc. Class Aa,b	15,164	552,728
Zillow Group Inc. Class Ca	30,637	1,117,331

		266,950,825
IT SERVICES — 3.67%
Accenture PLC Class A	188,928	22,129,137
Acxiom Corp.[a]	24,535	657,538
ALJ Regional Holdings Inc.[a]	5,505	24,167
Alliance Data Systems Corp.	17,400	3,975,900
Amdocs Ltd.	44,548	2,594,921
Automatic Data Processing Inc.	138,015	14,185,182
Black Knight Financial Services Inc. Class Aa,b	7,716	291,665
Blackhawk Network Holdings Inc.[a]	17,245	649,705
Booz Allen Hamilton Holding Corp.	33,916	1,223,350
Broadridge Financial Solutions Inc.	35,919	2,381,430
CACI International Inc. Class Aa	7,577	941,821
Cardtronics PLC Class Aa	13,004	709,628
Cass Information Systems Inc.	3,034	223,211
Cognizant Technology Solutions Corp. Class Aa	182,688	10,236,009

490

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Computer Sciences Corp.	42,073	$2,499,978
Convergys Corp.	26,554	652,166
CoreLogic Inc./U.S.[a]	27,753	1,022,143
CSG Systems International Inc.	9,705	469,722
CSRA Inc.	48,874	1,556,148
Datalink Corp.[a]	4,370	49,206
DST Systems Inc.	9,847	1,055,106
EPAM Systems Inc.[a]	15,045	967,544
Euronet Worldwide Inc.[a]	15,598	1,129,763
EVERTEC Inc.	18,778	333,309
ExlService Holdings Inc.[a]	9,381	473,178
Fidelity National Information Services Inc.	98,562	7,455,230
First Data Corp. Class Aa	93,420	1,325,630
Fiserv Inc.[a]	66,971	7,117,678
FleetCor Technologies Inc.[a]	27,663	3,914,868
Forrester Research Inc.	2,455	105,442
Gartner Inc.[a]	24,471	2,473,284
Genpact Ltd.[a]	45,003	1,095,373
Global Payments Inc.	46,492	3,227,010
Hackett Group Inc. (The)	7,177	126,746
Information Services Group Inc.[a]	9,298	33,845
International Business Machines Corp.	266,406	44,220,732
Jack Henry & Associates Inc.	24,215	2,149,808
Leidos Holdings Inc.	39,734	2,031,997
Lionbridge Technologies Inc.[a]	16,085	93,293
ManTech International Corp./VA Class A	8,290	350,252
MasterCard Inc. Class A	291,976	30,146,522
MAXIMUS Inc.	19,400	1,082,326
MoneyGram International Inc.[a]	6,250	73,812
NCI Inc. Class A	1,831	25,542
NeuStar Inc. Class Aa	15,753	526,150
Paychex Inc.	97,354	5,926,911
PayPal Holdings Inc.[a]	342,668	13,525,106
Perficient Inc.[a]	9,271	162,150
PFSweb Inc.[a]	5,324	45,254
Planet Payment Inc.[a]	12,645	51,592
Sabre Corp.	61,992	1,546,700
Science Applications International Corp.	13,156	1,115,629

Security	Shares	Value
ServiceSource International Inc.[a]	17,409	$98,883
Square Inc.[a]	17,841	243,173
Sykes Enterprises Inc.[a]	11,046	318,788
Syntel Inc.	10,498	207,755
TeleTech Holdings Inc.	5,306	161,833
Teradata Corp.[a]	38,928	1,057,674
Total System Services Inc.	50,037	2,453,314
Travelport Worldwide Ltd.	36,040	508,164
Unisys Corp.[a,b]	15,599	233,205
Vantiv Inc. Class Aa	46,420	2,767,560
Virtusa Corp.[a]	9,011	226,356
Visa Inc. Class A	577,412	45,049,684
Western Union Co. (The)	147,929	3,213,018
WEX Inc.[a]	11,946	1,333,174
Xerox Corp.	303,775	2,651,956

		260,905,346
LEISURE PRODUCTS — 0.15%
Acushnet Holdings Corp.[a,b]	6,761	133,259
American Outdoor Brands Corp.[a]	17,386	366,497
Arctic Cat Inc.	3,550	53,321
Brunswick Corp./DE	27,228	1,485,015
Callaway Golf Co.	27,502	301,422
Escalade Inc.	2,872	37,910
Hasbro Inc.	34,083	2,651,317
JAKKS Pacific Inc.[a,b]	6,316	32,527
Johnson Outdoors Inc. Class A	1,748	69,378
Malibu Boats Inc. Class Aa	5,501	104,959
Marine Products Corp.	1,471	20,403
Mattel Inc.	102,436	2,822,112
MCBC Holdings Inc.	2,028	29,568
Nautilus Inc.[a,b]	8,821	163,189
Polaris Industries Inc.[b]	18,096	1,490,930
Sturm Ruger & Co. Inc.[b]	5,464	287,953
Vista Outdoor Inc.[a,b]	18,397	678,849

		10,728,609
LIFE SCIENCES TOOLS & SERVICES — 0.69%
Accelerate Diagnostics Inc.[a,b]	6,419	133,194
Agilent Technologies Inc.	97,694	4,450,939
Albany Molecular Research Inc.[a,b]	6,615	124,097

491

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Bio-Rad Laboratories Inc. Class Aa	6,484	$1,181,904
Bio-Techne Corp.	11,392	1,171,439
Bruker Corp.	30,740	651,073
Cambrex Corp.[a]	10,040	541,658
Charles River Laboratories International Inc.[a]	14,059	1,071,155
ChromaDex Corp.[a]	8,538	28,261
Enzo Biochem Inc.[a,b]	11,829	82,093
Fluidigm Corp.[a,b]	6,797	49,482
Illumina Inc.[a]	44,536	5,702,390
INC Research Holdings Inc.[a]	12,137	638,406
Luminex Corp.[a]	11,397	230,561
Medpace Holdings Inc.[a]	2,405	86,748
Mettler-Toledo International Inc.[a]	7,865	3,291,975
NanoString Technologies Inc.[a]	6,190	138,037
NeoGenomics Inc.[a]	14,141	121,188
Pacific Biosciences of California Inc.[a,b]	28,870	109,706
PAREXEL International Corp.[a]	16,225	1,066,307
Patheon NVa	9,796	281,243
PerkinElmer Inc.	33,408	1,742,227
PRA Health Sciences Inc.[a]	7,375	406,510
QIAGEN NVa	70,145	1,965,463
Quintiles IMS Holdings Inc.[a,b]	42,475	3,230,224
Thermo Fisher Scientific Inc.	118,780	16,759,858
VWR Corp.[a]	23,220	581,197
Waters Corp.[a]	23,123	3,107,500

		48,944,835
MACHINERY — 1.88%
Actuant Corp. Class A	18,410	477,739
AGCO Corp.	20,565	1,189,891
Alamo Group Inc.	2,423	184,390
Albany International Corp. Class A	9,331	432,025
Allison Transmission Holdings Inc.	42,535	1,433,004
Altra Industrial Motion Corp.	7,703	284,241
American Railcar Industries Inc.	2,837	128,488
Astec Industries Inc.	5,635	380,137
Barnes Group Inc.	15,718	745,348
Blue Bird Corp.[a,b]	1,447	22,356

Security	Shares	Value
Briggs & Stratton Corp.	13,923	$309,926
Caterpillar Inc.	168,891	15,662,951
Chart Industries Inc.[a]	8,563	308,439
CIRCOR International Inc.	5,124	332,445
CLARCOR Inc.	14,575	1,202,000
Colfax Corp.[a]	28,940	1,039,814
Columbus McKinnon Corp./NY	5,591	151,181
Crane Co.	15,191	1,095,575
Cummins Inc.	47,983	6,557,837
Deere & Co.	95,523	9,842,690
DMC Global Inc.	4,189	66,396
Donaldson Co. Inc.	38,157	1,605,647
Douglas Dynamics Inc.	6,372	214,418
Dover Corp.	46,105	3,454,648
Energy Recovery Inc.[a,b]	10,307	106,677
EnPro Industries Inc.	7,063	475,764
ESCO Technologies Inc.	7,674	434,732
ExOne Co. (The)[a,b]	3,580	33,437
Federal Signal Corp.	17,392	271,489
Flowserve Corp.	39,430	1,894,611
Fortive Corp.	92,385	4,954,608
Franklin Electric Co. Inc.	13,560	527,484
FreightCar America Inc.	3,333	49,762
Gencor Industries Inc.[a]	2,296	36,047
Global Brass & Copper Holdings Inc.	6,160	211,288
Gorman-Rupp Co. (The)	5,498	170,163
Graco Inc.	17,167	1,426,406
Graham Corp.	3,008	66,627
Greenbrier Companies Inc. (The)	7,839	325,710
Hardinge Inc.	3,462	38,359
Harsco Corp.	23,277	316,567
Hillenbrand Inc.	17,959	688,728
Hurco Companies Inc.	1,881	62,261
Hyster-Yale Materials Handling Inc.	2,917	186,017
IDEX Corp.	23,358	2,103,621
Illinois Tool Works Inc.	89,444	10,953,312
Ingersoll-Rand PLC	78,319	5,877,058
ITT Inc.	27,138	1,046,713
John Bean Technologies Corp.	9,157	787,044
Joy Global Inc.	28,799	806,372

492

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Kadant Inc.	3,279	$200,675
Kennametal Inc.	22,874	715,041
Lincoln Electric Holdings Inc.	18,339	1,406,051
Lindsay Corp.	3,555	265,239
Lydall Inc.[a]	4,942	305,663
Manitowoc Co. Inc. (The)[a]	42,904	256,566
Manitowoc Foodservice Inc.[a,b]	37,902	732,646
Meritor Inc.[a]	27,780	345,028
Middleby Corp. (The)[a]	16,882	2,174,570
Milacron Holdings Corp.[a,b]	4,257	79,308
Miller Industries Inc./TN	3,110	82,259
Mueller Industries Inc.	17,980	718,481
Mueller Water Products Inc. Class A	44,986	598,764
Navistar International Corp.[a]	15,985	501,449
NN Inc.	7,885	150,209
Nordson Corp.	17,369	1,946,196
Omega Flex Inc.	837	46,671
Oshkosh Corp.	22,258	1,438,089
PACCAR Inc.	104,046	6,648,539
Parker-Hannifin Corp.	40,659	5,692,260
Pentair PLC	49,998	2,803,388
Proto Labs Inc.[a,b]	7,737	397,295
RBC Bearings Inc.[a]	7,225	670,552
Rexnord Corp.[a]	24,720	484,265
Snap-on Inc.	17,353	2,972,048
SPX Corp.[a]	11,761	278,971
SPX FLOW Inc.[a]	11,761	377,058
Standex International Corp.	3,517	308,968
Stanley Black & Decker Inc.	44,983	5,159,100
Sun Hydraulics Corp.	7,786	311,206
Supreme Industries Inc. Class A	3,905	61,309
Tennant Co.	5,376	382,771
Terex Corp.	31,735	1,000,605
Timken Co. (The)	20,984	833,065
Titan International Inc.	10,812	121,203
Toro Co. (The)	32,948	1,843,441
TriMas Corp.[a]	12,822	301,317
Trinity Industries Inc.	44,501	1,235,348
Wabash National Corp.[a,b]	19,566	309,534
WABCO Holdings Inc.[a]	16,284	1,728,547
Wabtec Corp./DE	26,508	2,200,694
Watts Water Technologies Inc. Class A	8,159	531,967

Security	Shares	Value
Woodward Inc.	15,817	$1,092,164
Xylem Inc./NY	54,773	2,712,359

		133,393,322
MARINE — 0.02%
Costamare Inc.	7,856	43,993
Kirby Corp.[a,b]	15,868	1,055,222
Matson Inc.	13,961	494,080
Scorpio Bulkers Inc.[a]	20,793	105,005

		1,698,300
MEDIA — 2.99%
AMC Entertainment Holdings Inc. Class A	8,689	292,382
AMC Networks Inc. Class Aa	18,334	959,602
Cable One Inc.	1,367	849,905
CBS Corp. Class B NVS	115,856	7,370,759
Central European Media Enterprises Ltd. Class Aa,b	21,816	55,631
Charter Communications Inc. Class Aa	60,660	17,465,227
Cinemark Holdings Inc.	31,853	1,221,881
Clear Channel Outdoor Holdings Inc. Class A	11,786	59,519
Comcast Corp. Class A	730,183	50,419,136
Daily Journal Corp.[a,b]	220	53,196
Discovery Communications Inc. Class Aa,b	45,017	1,233,916
Discovery Communications Inc. Class C NVS[a]	67,410	1,805,240
DISH Network Corp. Class Aa	66,349	3,843,598
Entercom Communications Corp. Class A	6,718	102,785
Entravision Communications Corp. Class A	23,412	163,884
Eros International PLC[a,b]	8,667	113,104
EW Scripps Co. (The) Class Aa	17,861	345,253
Gannett Co. Inc.	32,747	317,973
Global Eagle Entertainment Inc.[a]	12,217	78,922
Gray Television Inc.[a]	18,998	206,128
Hemisphere Media Group Inc.[a,b]	2,408	26,970
IMAX Corp.[a,b]	17,285	542,749
Interpublic Group of Companies Inc. (The)	122,042	2,857,003

493

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
John Wiley & Sons Inc. Class A	13,029	$710,081
Liberty Broadband Corp. Class Aa	8,146	590,259
Liberty Broadband Corp. Class Ca,b	30,925	2,290,615
Liberty Media Corp.-Liberty Braves Class Aa	3,047	62,433
Liberty Media Corp.-Liberty Braves Class Ca	10,011	206,126
Liberty Media Corp.-Liberty Media Class Aa	7,508	235,376
Liberty Media Corp.-Liberty Media Class Ca	14,561	456,196
Liberty Media Corp.-Liberty SiriusXM Class Aa	27,348	944,053
Liberty Media Corp.-Liberty SiriusXM Class Ca	55,036	1,866,821
Lions Gate Entertainment Corp. Class A	13,646	367,077
Lions Gate Entertainment Corp. Class Ba,b	30,361	745,059
Live Nation Entertainment Inc.[a]	39,413	1,048,386
Loral Space & Communications Inc.[a,b]	3,640	149,422
Madison Square Garden Co. (The)[a]	5,793	993,557
MDC Partners Inc. Class A	13,786	90,298
Media General Inc.[a]	32,136	605,121
Meredith Corp.	11,117	657,571
MSG Networks Inc. Class Aa	17,446	375,089
National CineMedia Inc.	20,600	303,438
New Media Investment Group Inc.	13,032	208,382
New York Times Co. (The) Class A	35,207	468,253
News Corp. Class A	117,246	1,343,639
News Corp. Class B	34,444	406,439
Nexstar Broadcasting Group Inc. Class Ab	8,544	540,835
Omnicom Group Inc.	71,859	6,115,919
Radio One Inc. Class Da	7,373	21,382
Reading International Inc. Class Aa	4,950	82,170

Security	Shares	Value
Regal Entertainment Group Class A	23,551	$485,151
Saga Communications Inc. Class A	1,312	65,994
Salem Media Group Inc. Class A	3,289	20,556
Scholastic Corp.	7,438	353,231
Scripps Networks Interactive Inc. Class A	24,739	1,765,622
Sinclair Broadcast Group Inc. Class A	19,517	650,892
Sirius XM Holdings Inc.[b]	535,152	2,381,426
TEGNA Inc.	65,399	1,398,885
Time Inc.	31,920	569,772
Time Warner Inc.	238,228	22,996,149
Townsquare Media Inc. Class Aa	2,516	26,192
Tribune Media Co.	23,204	811,676
tronc Inc.	10,271	142,459
Twenty-First Century Fox Inc. Class A	330,249	9,260,182
Twenty-First Century Fox Inc. Class B	147,289	4,013,625
Viacom Inc. Class A	2,897	111,535
Viacom Inc. Class B NVS	103,545	3,634,429
Walt Disney Co. (The)	491,658	51,240,597
World Wrestling Entertainment Inc. Class Ab	11,786	216,862

		212,413,995
METALS & MINING — 0.49%
AK Steel Holding Corp.[a]	93,894	958,658
Alcoa Corp.	43,935	1,233,695
Allegheny Technologies Inc.[b]	30,863	491,648
Ampco-Pittsburgh Corp.	2,516	42,143
Carpenter Technology Corp.	13,065	472,561
Century Aluminum Co.[a,b]	14,891	127,467
Cliffs Natural Resources Inc.[a,b]	65,912	554,320
Coeur Mining Inc.[a]	54,784	497,986
Commercial Metals Co.	33,295	725,165
Compass Minerals International Inc.[b]	10,508	823,302
Ferroglobe PLC	17,411	188,561
Ferroglobe PLC[a]	15,827	—

494

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Freeport-McMoRan Inc.[a]	399,639	$5,271,238
Gerber Scientific Inc. Escrow[a]	5,665	57
Gold Resource Corp.	14,919	64,898
Handy & Harman Ltd.[a]	1,749	44,687
Haynes International Inc.	3,435	147,671
Hecla Mining Co.	115,693	606,231
Kaiser Aluminum Corp.	5,670	440,502
Materion Corp.	5,757	227,977
Newmont Mining Corp.	161,816	5,513,071
Nucor Corp.	95,856	5,705,349
Olympic Steel Inc.	2,479	60,066
Real Industry Inc.[a]	6,518	39,760
Reliance Steel & Aluminum Co.	20,927	1,664,533
Royal Gold Inc.	19,846	1,257,244
Ryerson Holding Corp.[a,b]	3,156	42,133
Schnitzer Steel Industries Inc. Class A	7,295	187,481
Southern Copper Corp.	25,203	804,984
Steel Dynamics Inc.	71,667	2,549,912
Stillwater Mining Co.[a]	38,861	626,051
SunCoke Energy Inc.	20,256	229,703
Tahoe Resources Inc.	89,804	845,954
TimkenSteel Corp.[a]	11,702	181,147
U.S. Steel Corp.	46,347	1,529,914
Worthington Industries Inc.	13,104	621,654

		34,777,723
MORTGAGE REAL ESTATE INVESTMENT — 0.22%
AG Mortgage Investment Trust Inc.	7,096	121,413
AGNC Investment Corp.	101,226	1,835,227
Altisource Residential Corp.	16,186	178,693
Annaly Capital Management Inc.	307,287	3,063,651
Anworth Mortgage Asset Corp.	23,023	119,029
Apollo Commercial Real Estate Finance Inc.	24,023	399,262
Ares Commercial Real Estate Corp.	8,375	114,989
ARMOUR Residential REIT Inc.	9,787	212,280
Capstead Mortgage Corp.	26,711	272,185
Chimera Investment Corp.	58,773	1,000,317
Colony Capital Inc.	34,470	698,018
CYS Investments Inc.	50,131	387,513

Security	Shares	Value
Dynex Capital Inc.	15,823	$107,913
Great Ajax Corp.	7,034	93,341
Hannon Armstrong Sustainable Infrastructure Capital Inc.	13,002	246,908
Invesco Mortgage Capital Inc.	35,327	515,774
Ladder Capital Corp.	12,160	166,835
MFA Financial Inc.	112,788	860,572
MTGE Investment Corp.	11,967	187,882
New Residential Investment Corp.	72,749	1,143,614
New York Mortgage Trust Inc.	29,233	192,938
Orchid Island Capital Inc.	5,785	62,652
Owens Realty Mortgage Inc.[b]	3,011	55,764
PennyMac Mortgage Investment Trust[c]	18,974	310,604
Redwood Trust Inc.	22,684	345,024
Resource Capital Corp.[b]	8,995	74,928
Starwood Property Trust Inc.	75,886	1,665,698
Two Harbors Investment Corp.	101,040	881,069
Western Asset Mortgage Capital Corp.	13,177	132,692

		15,446,785
MULTI-UTILITIES — 0.95%
Ameren Corp.	74,042	3,884,243
Avista Corp.	19,227	768,888
Black Hills Corp.[b]	16,116	988,555
CenterPoint Energy Inc.	132,084	3,254,550
CMS Energy Corp.	84,319	3,509,357
Consolidated Edison Inc.	92,766	6,834,999
Dominion Resources Inc./VA	186,270	14,266,419
DTE Energy Co.	54,345	5,353,526
MDU Resources Group Inc.	58,140	1,672,688
NiSource Inc.	97,596	2,160,775
NorthWestern Corp.	14,740	838,264
Public Service Enterprise Group Inc.	153,936	6,754,712
SCANA Corp.	39,208	2,873,162
Sempra Energy	75,897	7,638,274
Unitil Corp.	4,025	182,494
Vectren Corp.	25,051	1,306,410
WEC Energy Group Inc.	95,556	5,604,359

		67,891,675

495

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
MULTILINE RETAIL — 0.49%
Big Lots Inc.	14,082	$707,057
Dillard’s Inc. Class A	5,252	329,248
Dollar General Corp.	85,840	6,358,169
Dollar Tree Inc.[a]	68,517	5,288,142
Fred’s Inc. Class Ab	10,565	196,086
JC Penney Co. Inc.[a,b]	95,308	792,010
Kohl’s Corp.	55,317	2,731,553
Macy’s Inc.	93,495	3,348,056
Nordstrom Inc.	37,332	1,789,323
Ollie’s Bargain Outlet Holdings Inc.[a]	6,223	177,044
Sears Holdings Corp.[a,b]	3,857	35,832
Target Corp.	179,140	12,939,282
Tuesday Morning Corp.[a,b]	12,041	65,021

		34,756,823
OIL, GAS & CONSUMABLE FUELS — 5.79%
Abraxas Petroleum Corp.[a]	23,215	59,663
Adams Resources & Energy Inc.	710	28,151
Alon USA Energy Inc.	10,613	120,776
Anadarko Petroleum Corp.	169,654	11,829,973
Antero Resources Corp.[a]	54,227	1,282,468
Apache Corp.	115,246	7,314,664
Ardmore Shipping Corp.[b]	5,194	38,436
Bill Barrett Corp.[a]	13,818	96,588
Cabot Oil & Gas Corp.	139,868	3,267,316
California Resources Corp.[a,b]	10,830	230,571
Callon Petroleum Co.[a,b]	43,639	670,731
Carrizo Oil & Gas Inc.[a,b]	18,779	701,396
Cheniere Energy Inc.[a,b]	59,961	2,484,184
Chesapeake Energy Corp.[a]	186,051	1,306,078
Chevron Corp.	569,669	67,050,041
Cimarex Energy Co.	28,091	3,817,567
Clayton Williams Energy Inc.[a,b]	1,797	214,310
Clean Energy Fuels Corp.[a]	19,008	54,363
Cobalt International Energy Inc.[a]	107,770	131,479
Concho Resources Inc.[a]	42,454	5,629,400
ConocoPhillips	375,284	18,816,740
CONSOL Energy Inc.	70,611	1,287,238
Contango Oil & Gas Co.[a]	5,640	52,678
Continental Resources Inc./OKa,b	25,972	1,338,597

Security	Shares	Value
CVR Energy Inc.	4,674	$118,673
Delek U.S. Holdings Inc.	19,874	478,367
Denbury Resources Inc.[a]	101,042	371,835
Devon Energy Corp.	158,790	7,251,939
DHT Holdings Inc.	31,485	130,348
Diamondback Energy Inc.[a]	23,429	2,367,735
Dorian LPG Ltd.[a,b]	7,063	57,987
Earthstone Energy Inc.[a]	353	4,850
Eclipse Resources Corp.[a]	8,666	23,138
Energen Corp.	29,532	1,703,110
EOG Resources Inc.	166,316	16,814,548
EP Energy Corp. Class Aa,b	10,027	65,677
EQT Corp.	52,177	3,412,376
Erin Energy Corp.[a,b]	4,026	12,279
Evolution Petroleum Corp.	4,431	44,310
EXCO Resources Inc.[a,b]	43,603	38,096
Extraction Oil & Gas Inc.[a]	11,141	223,266
Exxon Mobil Corp.	1,263,671	114,058,944
Frontline Ltd./Bermuda[b]	23,562	167,526
GasLog Ltd.	12,426	200,059
Gener8 Maritime Inc.[a]	16,405	73,494
Golar LNG Ltd.[b]	28,940	663,884
Green Plains Inc.	10,923	304,206
Gulfport Energy Corp.[a]	37,033	801,394
Hess Corp.	85,804	5,344,731
HollyFrontier Corp.	48,739	1,596,690
International Seaways Inc.[a]	3,558	49,954
Isramco Inc.[a]	237	29,459
Jones Energy Inc. Class Aa,b	10,930	54,650
Kinder Morgan Inc./DE	582,450	12,062,539
Kosmos Energy Ltd.[a,b]	44,756	313,740
Laredo Petroleum Inc.[a]	44,693	631,959
Marathon Oil Corp.	258,242	4,470,169
Marathon Petroleum Corp.	159,692	8,040,492
Matador Resources Co.[a,b]	25,457	655,772
Murphy Oil Corp.	49,049	1,526,895
Navios Maritime Acquisition Corp.	23,595	40,111
Newfield Exploration Co.[a]	60,140	2,435,670
Noble Energy Inc.	129,449	4,926,829
Nordic American Tankers Ltd.[b]	33,605	282,282
Northern Oil and Gas Inc.[a,b]	18,173	49,976
Oasis Petroleum Inc.[a]	69,926	1,058,680

496

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Occidental Petroleum Corp.	230,724	$16,434,470
ONEOK Inc.	63,838	3,664,940
Overseas Shipholding Group Inc. Series A	9,865	37,783
Pacific Ethanol Inc.[a]	5,779	54,900
Panhandle Oil and Gas Inc. Class A	4,024	94,765
Par Pacific Holdings Inc.[a,b]	8,976	130,511
Parsley Energy Inc. Class Aa	48,929	1,724,258
PBF Energy Inc.	30,826	859,429
PDC Energy Inc.[a]	16,772	1,217,312
PetroCorp Inc. Escrow[a]	1,248	—
Phillips 66	136,753	11,816,827
Pioneer Natural Resources Co.	49,312	8,879,612
QEP Resources Inc.	71,713	1,320,236
Range Resources Corp.	62,761	2,156,468
Renewable Energy Group Inc.[a,b]	11,781	114,276
REX American Resources Corp.[a]	1,840	181,700
Rice Energy Inc.[a]	32,422	692,210
Ring Energy Inc.[a]	14,805	192,317
RSP Permian Inc.[a]	29,509	1,316,692
Sanchez Energy Corp.[a]	14,419	130,204
Scorpio Tankers Inc.	53,620	242,899
SemGroup Corp. Class A	19,893	830,533
Ship Finance International Ltd.	18,915	280,888
SM Energy Co.	29,309	1,010,574
Southwestern Energy Co.[a]	147,234	1,593,072
Spectra Energy Corp.	212,511	8,732,077
Synergy Resources Corp.[a,b]	54,756	487,876
Targa Resources Corp.	50,100	2,809,107
Teekay Corp.	13,000	104,390
Teekay Tankers Ltd. Class A	29,875	67,517
Tesoro Corp.	35,933	3,142,341
Valero Energy Corp.	142,684	9,748,171
W&T Offshore Inc.[a]	9,898	27,417
Western Refining Inc.	24,223	916,841
Westmoreland Coal Co.[a]	4,929	87,095
Whiting Petroleum Corp.[a]	59,758	718,291
Williams Companies Inc. (The)	209,420	6,521,339
World Fuel Services Corp.	20,544	943,175
WPX Energy Inc.[a]	99,887	1,455,354

		411,519,914

Security	Shares	Value
PAPER & FOREST PRODUCTS — 0.06%
Boise Cascade Co.[a]	11,172	$251,370
Clearwater Paper Corp.[a]	5,273	345,645
Deltic Timber Corp.	3,164	243,849
Domtar Corp.	17,668	689,582
KapStone Paper and Packaging Corp.	25,535	563,047
Louisiana-Pacific Corp.[a]	44,456	841,552
Neenah Paper Inc.	5,373	457,780
PH Glatfelter Co.	12,137	289,953
Schweitzer-Mauduit International Inc.	8,854	403,123

		4,085,901
PERSONAL PRODUCTS — 0.17%
Avon Products Inc.	136,840	689,674
Coty Inc. Class A	136,830	2,505,357
Edgewell Personal Care Co.[a]	17,518	1,278,639
elf Beauty Inc.[a]	2,920	84,505
Estee Lauder Companies Inc. (The) Class A	66,047	5,051,935
Herbalife Ltd.[a,b]	22,472	1,081,802
Inter Parfums Inc.	4,649	152,255
Lifevantage Corp.[a]	4,114	33,529
Medifast Inc.	3,996	166,354
Natural Health Trends Corp.[b]	2,116	52,583
Nature’s Sunshine Products Inc.	3,351	50,265
Nu Skin Enterprises Inc. Class A	16,774	801,462
Nutraceutical International Corp.	2,294	80,175
Revlon Inc. Class Aa	3,296	96,078
Synutra International Inc.[a,b]	4,967	26,573
USANA Health Sciences Inc.[a,b]	3,501	214,261

		12,365,447
PHARMACEUTICALS — 4.30%
AcelRx Pharmaceuticals Inc.[a,b]	10,567	27,474
Aclaris Therapeutics Inc.[a]	4,194	113,825
Aerie Pharmaceuticals Inc.[a]	9,411	356,206
Agile Therapeutics Inc.[a]	3,022	17,225
Akorn Inc.[a]	25,227	550,705
Allergan PLC[a]	101,347	21,283,884
Amphastar Pharmaceuticals Inc.[a,b]	12,114	223,140
Ampio Pharmaceuticals Inc.[a,b]	13,078	11,773

497

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
ANI Pharmaceuticals Inc.[a,b]	1,987	$120,452
Aratana Therapeutics Inc.[a]	7,288	52,328
Axsome Therapeutics Inc.[a]	3,306	22,316
Bio-Path Holdings Inc.[a]	24,752	33,415
Bristol-Myers Squibb Co.	505,931	29,566,608
Catalent Inc.[a]	29,373	791,896
Cempra Inc.[a]	12,694	35,543
Clearside Biomedical Inc.[a]	2,432	21,742
Collegium Pharmaceutical Inc.[a,b]	6,513	101,407
Corcept Therapeutics Inc.[a,b]	18,886	137,112
Depomed Inc.[a,b]	17,192	346,419
Dermira Inc.[a]	7,723	234,239
DURECT Corp.[a]	29,905	40,073
Egalet Corp.[a,b]	6,589	50,406
Eli Lilly & Co.	295,428	21,728,729
Endo International PLC[a]	61,466	1,012,345
Endocyte Inc.[a]	12,812	32,671
Flex Pharma Inc.[a]	1,539	8,126
Heska Corp.[a]	1,496	107,114
Horizon Pharma PLC[a,b]	48,120	778,582
Impax Laboratories Inc.[a]	21,123	279,880
Innoviva Inc.[a]	28,099	300,659
Intersect ENT Inc.[a]	9,250	111,925
Intra-Cellular Therapies Inc.[a,b]	10,606	160,045
Johnson & Johnson	832,662	95,930,989
Lannett Co. Inc.[a,b]	7,338	161,803
Lipocine Inc.[a,b]	4,975	18,308
Mallinckrodt PLC[a]	33,351	1,661,547
Medicines Co. (The)[a,b]	20,245	687,115
Merck & Co. Inc.	839,500	49,421,365
Mylan NVa	137,639	5,250,928
MyoKardia Inc.[a,b]	1,831	23,711
Nektar Therapeutics[a]	44,785	549,512
Neos Therapeutics Inc.[a,b]	1,656	9,688
Novan Inc.[a,b]	2,694	72,792
Ocular Therapeutix Inc.[a,b]	5,075	42,478
Omeros Corp.[a,b]	11,554	114,616
Pacira Pharmaceuticals Inc./DEa,b	10,241	330,784
Paratek Pharmaceuticals Inc.[a,b]	3,248	50,019
Perrigo Co. PLC	41,423	3,447,636
Pfizer Inc.	1,820,878	59,142,117

Security	Shares	Value
Phibro Animal Health Corp. Series A	6,070	$177,851
Prestige Brands Holdings Inc.[a]	15,894	828,077
Reata Pharmaceuticals Inc. Series Aa,b	1,735	37,875
Revance Therapeutics Inc.[a,b]	4,521	93,585
SciClone Pharmaceuticals Inc.[a]	14,861	160,499
Sucampo Pharmaceuticals Inc. Class Aa,b	7,550	102,303
Supernus Pharmaceuticals Inc.[a]	15,216	384,204
Teligent Inc.[a,b]	8,730	57,705
Tetraphase Pharmaceuticals Inc.[a]	9,942	40,066
TherapeuticsMD Inc.[a,b]	46,598	268,870
Theravance Biopharma Inc.[a,b]	12,259	390,817
Titan Pharmaceuticals Inc.[a]	5,587	22,348
WaVe Life Sciences Ltd.[a,b]	2,200	57,530
Zoetis Inc.	138,458	7,411,657
Zogenix Inc.[a,b]	8,169	99,253

		305,706,312
PROFESSIONAL SERVICES — 0.36%
Acacia Research Corp.	13,218	85,917
Advisory Board Co. (The)[a]	12,049	400,629
Barrett Business Services Inc.	2,043	130,956
CBIZ Inc.[a]	17,106	234,352
CEB Inc.	9,602	581,881
Cogint Inc.[a,b]	4,505	15,542
CRA International Inc.	3,083	112,838
Dun & Bradstreet Corp. (The)	11,163	1,354,295
Equifax Inc.	35,664	4,216,555
Exponent Inc.	7,784	469,375
Franklin Covey Co.[a]	3,887	78,323
FTI Consulting Inc.[a,b]	12,861	579,774
GP Strategies Corp.[a]	3,118	89,175
Heidrick & Struggles International Inc.	5,210	125,822
Hill International Inc.[a,b]	6,874	29,902
Huron Consulting Group Inc.[a]	6,690	338,849
ICF International Inc.[a]	5,610	309,672
Insperity Inc.	5,114	362,838
Kelly Services Inc. Class A	7,515	172,244
Kforce Inc.	8,236	190,252
Korn/Ferry International	18,443	542,777

498

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
ManpowerGroup Inc.	20,304	$1,804,416
Mistras Group Inc.[a]	4,439	113,994
Navigant Consulting Inc.[a]	14,830	388,249
Nielsen Holdings PLC	109,274	4,584,044
On Assignment Inc.[a]	15,459	682,669
Resources Connection Inc.	12,078	232,502
Robert Half International Inc.	38,071	1,857,103
RPX Corp.[a]	15,047	162,508
TransUnion[a]	15,742	486,900
TriNet Group Inc.[a]	11,632	298,012
TrueBlue Inc.[a]	11,648	287,123
Verisk Analytics Inc. Class Aa	46,075	3,739,908
WageWorks Inc.[a]	11,366	824,035

		25,883,431
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Alexander & Baldwin Inc.	13,916	624,411
Altisource Portfolio Solutions SAa,b	4,195	111,545
AV Homes Inc.[a]	2,812	44,430
CBRE Group Inc. Class Aa	89,924	2,831,707
Consolidated-Tomoka Land Co.	1,155	61,700
Forestar Group Inc.[a]	9,852	131,032
FRP Holdings Inc.[a]	1,834	69,142
Griffin Industrial Realty Inc.	193	6,124
HFF Inc. Class A	11,105	335,926
Howard Hughes Corp. (The)[a,b]	10,845	1,237,414
Jones Lang LaSalle Inc.	13,768	1,391,119
Kennedy-Wilson Holdings Inc.	23,637	484,558
Marcus & Millichap Inc.[a,b]	3,923	104,822
RE/MAX Holdings Inc. Class A	5,181	290,136
Realogy Holdings Corp.	43,694	1,124,247
RMR Group Inc. (The) Class A	1,922	75,919
St. Joe Co. (The)[a,b]	13,128	249,432
Stratus Properties Inc.[a]	1,881	61,603
Tejon Ranch Co.[a]	3,884	98,770
Trinity Place Holdings Inc.[a]	5,738	53,191

		9,387,228
ROAD & RAIL — 0.87%
AMERCO	1,865	689,285
ArcBest Corp.	7,224	199,744
Avis Budget Group Inc.[a]	23,256	853,030
Celadon Group Inc.	8,971	64,143

Security	Shares	Value
Covenant Transportation Group Inc. Class Aa	3,121	$60,360
CSX Corp.	289,934	10,417,329
Genesee & Wyoming Inc. Class Aa	17,288	1,199,960
Heartland Express Inc.	12,236	249,125
Hertz Global Holdings Inc.[a]	22,582	486,868
JB Hunt Transport Services Inc.	26,897	2,610,892
Kansas City Southern	32,905	2,791,989
Knight Transportation Inc.	21,192	700,396
Landstar System Inc.	12,546	1,070,174
Marten Transport Ltd.	6,541	152,405
Norfolk Southern Corp.	89,755	9,699,823
Old Dominion Freight Line Inc.[a]	20,104	1,724,722
PAM Transportation Services Inc.[a]	936	24,317
Roadrunner Transportation Systems Inc.[a]	7,865	81,717
Ryder System Inc.	16,671	1,240,989
Saia Inc.[a]	6,859	302,825
Swift Transportation Co.[a,b]	21,227	517,090
Union Pacific Corp.	255,521	26,492,417
Universal Logistics Holdings Inc.	1,441	23,560
USA Truck Inc.[a]	1,825	15,896
Werner Enterprises Inc.	12,682	341,780
YRC Worldwide Inc.[a,b]	8,208	109,002

		62,119,838
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.18%
Acacia Communications Inc.[a,b]	1,518	93,736
Advanced Energy Industries Inc.[a]	11,459	627,380
Advanced Micro Devices Inc.[a,b]	224,848	2,549,776
Alpha & Omega Semiconductor Ltd.[a]	5,038	107,158
Ambarella Inc.[a,b]	10,057	544,385
Amkor Technology Inc.[a]	26,970	284,533
Analog Devices Inc.	92,457	6,714,227
Applied Materials Inc.	330,744	10,673,109
Applied Micro Circuits Corp.[a]	24,359	200,962
Axcelis Technologies Inc.[a]	7,462	108,572
Broadcom Ltd.	114,170	20,181,831
Brooks Automation Inc.	19,023	324,723

499

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Cabot Microelectronics Corp.	6,630	$418,817
Cavium Inc.[a]	19,343	1,207,777
CEVA Inc.[a]	6,563	220,189
Cirrus Logic Inc.[a,b]	18,479	1,044,803
Cohu Inc.	6,653	92,477
Cree Inc.[a,b]	29,847	787,662
Cypress Semiconductor Corp.	96,213	1,100,677
Diodes Inc.[a]	12,797	328,499
DSP Group Inc.[a]	6,614	86,313
Entegris Inc.[a]	44,493	796,425
Exar Corp.[a]	10,751	115,896
First Solar Inc.[a,b]	22,629	726,165
FormFactor Inc.[a]	18,413	206,226
GigPeak Inc.[a]	13,854	34,912
Impinj Inc.[a,b]	1,714	60,573
Inphi Corp.[a,b]	12,816	571,850
Integrated Device Technology Inc.[a]	39,631	933,706
Intel Corp.	1,432,111	51,942,666
Intersil Corp. Class A	42,127	939,432
IXYS Corp.	7,215	85,859
KLA-Tencor Corp.	46,788	3,681,280
Kopin Corp.[a]	19,267	54,718
Lam Research Corp.	48,546	5,132,769
Lattice Semiconductor Corp.[a]	33,553	246,950
Linear Technology Corp.	72,594	4,526,236
MACOM Technology Solutions Holdings Inc.[a,b]	6,594	305,170
Marvell Technology Group Ltd.	120,947	1,677,535
Maxim Integrated Products Inc.	85,391	3,293,531
MaxLinear Inc. Class Aa	18,195	396,651
Microchip Technology Inc.	63,210	4,054,921
Micron Technology Inc.[a,b]	314,346	6,890,464
Microsemi Corp.[a]	34,349	1,853,816
MKS Instruments Inc.	15,539	923,017
Monolithic Power Systems Inc.	11,905	975,377
Nanometrics Inc.[a,b]	6,672	167,200
NeoPhotonics Corp.[a]	7,887	85,258
NVE Corp.	1,287	91,930
NVIDIA Corp.	153,992	16,437,106
ON Semiconductor Corp.[a,b]	124,114	1,583,695
PDF Solutions Inc.[a,b]	7,220	162,811
Photronics Inc.[a]	17,141	193,693

Security	Shares	Value
Power Integrations Inc.	8,132	$551,756
Qorvo Inc.[a]	38,468	2,028,418
QUALCOMM Inc.	445,030	29,015,956
Rambus Inc.[a]	31,760	437,335
Rudolph Technologies Inc.[a]	9,400	219,490
Semtech Corp.[a]	18,886	595,853
Sigma Designs Inc.[a]	9,646	57,876
Silicon Laboratories Inc.[a]	12,175	791,375
Skyworks Solutions Inc.	57,184	4,269,357
SunPower Corp.[a,b]	16,102	106,434
Synaptics Inc.[a]	10,008	536,229
Teradyne Inc.	62,884	1,597,254
Tessera Holding Corp.	14,901	658,624
Texas Instruments Inc.	304,386	22,211,046
Ultra Clean Holdings Inc.[a]	7,141	69,268
Ultratech Inc.[a]	7,508	180,042
Veeco Instruments Inc.[a]	11,032	321,583
Versum Materials Inc.[a]	29,489	827,756
Xcerra Corp.[a]	13,904	106,227
Xilinx Inc.	76,379	4,611,000

		226,038,323
SOFTWARE — 4.27%
8x8 Inc.[a]	27,377	391,491
A10 Networks Inc.[a]	17,324	143,962
ACI Worldwide Inc.[a]	34,333	623,144
Activision Blizzard Inc.	170,120	6,143,033
Adobe Systems Inc.[a]	147,660	15,201,597
American Software Inc./GA Class A	6,754	69,769
ANSYS Inc.[a]	26,804	2,479,102
Aspen Technology Inc.[a]	23,398	1,279,403
Atlassian Corp. PLC Class Aa,b	7,431	178,938
Autodesk Inc.[a]	63,691	4,713,771
Barracuda Networks Inc.[a]	7,373	158,003
Blackbaud Inc.	14,150	905,600
Blackline Inc.[a]	3,012	83,222
Bottomline Technologies de Inc.[a,b]	12,961	324,284
BroadSoft Inc.[a,b]	9,564	394,515
CA Inc.	87,469	2,778,890
Cadence Design Systems Inc.[a]	89,621	2,260,242
Callidus Software Inc.[a,b]	20,020	336,336
CDK Global Inc.	47,517	2,836,290

500

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Citrix Systems Inc.[a]	46,702	$4,170,956
CommVault Systems Inc.[a]	11,566	594,492
Dell Technologies Inc. Class V Class Va	65,487	3,599,820
Digimarc Corp.[a,b]	2,063	61,890
Ebix Inc.[b]	7,073	403,515
Electronic Arts Inc.[a]	88,436	6,965,219
Ellie Mae Inc.[a,b]	9,792	819,395
EnerNOC Inc.[a,b]	7,212	43,272
Everbridge Inc.[a,b]	3,996	73,726
Exa Corp.[a]	4,149	63,729
Fair Isaac Corp.	9,585	1,142,724
FireEye Inc.[a,b]	45,046	536,047
Fortinet Inc.[a]	43,431	1,308,142
Gigamon Inc.[a,b]	9,146	416,600
Globant SAa,b	7,495	249,958
Glu Mobile Inc.[a,b]	31,752	61,599
Guidance Software Inc.[a]	4,288	30,359
Guidewire Software Inc.[a,b]	22,146	1,092,462
HubSpot Inc.[a]	8,471	398,137
Imperva Inc.[a]	8,377	321,677
Intuit Inc.	74,040	8,485,724
Jive Software Inc.[a,b]	11,396	49,573
Majesco[a]	1,784	10,847
Manhattan Associates Inc.[a]	21,724	1,152,024
Mentor Graphics Corp.	33,139	1,222,498
Microsoft Corp.	2,295,242	142,626,338
MicroStrategy Inc. Class Aa,b	2,862	564,959
Mitek Systems Inc.[a]	8,761	53,880
MobileIron Inc.[a,b]	15,370	57,637
Model N Inc.[a]	8,080	71,508
Monotype Imaging Holdings Inc.	10,647	211,343
Nuance Communications Inc.[a]	66,557	991,699
Oracle Corp.	896,138	34,456,506
Park City Group Inc.[a,b]	2,776	35,255
Paycom Software Inc.[a,b]	12,952	589,186
Paylocity Holding Corp.[a,b]	6,397	191,974
Pegasystems Inc.	9,966	358,776
Progress Software Corp.	15,815	504,973
Proofpoint Inc.[a,b]	12,735	899,728
PROS Holdings Inc.[a]	6,292	135,404
PTC Inc.[a]	34,580	1,600,017
QAD Inc. Class A	1,890	57,456

Security	Shares	Value
Qualys Inc.[a]	9,210	$291,496
Rapid7 Inc.[a]	8,154	99,234
RealPage Inc.[a]	17,493	524,790
Red Hat Inc.[a]	55,036	3,836,009
RingCentral Inc. Class Aa	18,941	390,185
Rosetta Stone Inc.[a,b]	5,720	50,965
Rubicon Project Inc. (The)[a]	12,608	93,551
salesforce.com inc.[a]	193,735	13,263,098
Sapiens International Corp. NV	10,024	143,744
SecureWorks Corp. Class Aa	1,838	19,464
ServiceNow Inc.[a]	48,025	3,570,178
Silver Spring Networks Inc.[a]	9,821	130,718
Splunk Inc.[a,b]	39,072	1,998,533
SS&C Technologies Holdings Inc.	51,800	1,481,480
Symantec Corp.	184,691	4,412,268
Synchronoss Technologies Inc.[a]	11,688	447,650
Synopsys Inc.[a]	45,651	2,687,018
Tableau Software Inc. Class Aa	16,350	689,152
Take-Two Interactive Software Inc.[a]	25,771	1,270,253
Tangoe Inc.[a]	12,829	101,093
Telenav Inc.[a]	12,176	85,841
TiVo Corp.[a]	34,164	714,028
Tyler Technologies Inc.[a]	10,255	1,464,106
Ultimate Software Group Inc. (The)[a,b]	8,362	1,524,811
Varonis Systems Inc.[a,b]	2,346	62,873
VASCO Data Security International Inc.[a]	8,206	112,012
Verint Systems Inc.[a]	18,472	651,138
VirnetX Holding Corp.[a,b]	11,968	26,330
VMware Inc. Class Aa,b	24,914	1,961,479
Workday Inc. Class Aa	34,969	2,311,101
Workiva Inc.[a]	7,669	104,682
Zendesk Inc.[a,b]	23,929	507,295
Zix Corp.[a]	17,339	85,655
Zynga Inc. Class Aa	234,576	602,860

		303,697,706
SPECIALTY RETAIL — 2.39%
Aaron’s Inc.	20,904	668,719
Abercrombie & Fitch Co. Class A	20,928	251,136

501

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Advance Auto Parts Inc.	21,273	$3,597,690
America’s Car-Mart Inc./TXa	2,256	98,700
American Eagle Outfitters Inc.	48,245	731,877
Asbury Automotive Group Inc.[a]	6,538	403,395
Ascena Retail Group Inc.[a]	50,025	309,655
At Home Group Inc.[a]	2,456	35,931
AutoNation Inc.[a]	19,321	939,967
AutoZone Inc.[a,b]	8,911	7,037,819
Barnes & Noble Education Inc.[a]	15,053	172,658
Barnes & Noble Inc.	21,748	242,490
Bed Bath & Beyond Inc.	44,293	1,800,067
Best Buy Co. Inc.	84,221	3,593,710
Big 5 Sporting Goods Corp.	4,646	80,608
Boot Barn Holdings Inc.[a,b]	4,058	50,806
Buckle Inc. (The)[b]	7,851	179,003
Build-A-Bear Workshop Inc.[a]	3,512	48,290
Burlington Stores Inc.[a]	21,649	1,834,753
Cabela’s Inc.[a]	14,730	862,441
Caleres Inc.	12,490	409,922
Camping World Holdings Inc. Class A	3,607	117,552
CarMax Inc.[a,b]	58,762	3,783,685
Cato Corp. (The) Class A	7,834	235,647
Chico’s FAS Inc.	37,356	537,553
Children’s Place Inc. (The)	5,356	540,688
Citi Trends Inc.	4,224	79,580
Conn’s Inc.[a,b]	7,858	99,404
Container Store Group Inc. (The)[a]	4,138	26,276
CST Brands Inc.	21,955	1,057,133
Destination XL Group Inc.[a,b]	11,827	50,265
Dick’s Sporting Goods Inc.	26,576	1,411,186
DSW Inc. Class A	20,604	466,681
Express Inc.[a]	24,286	261,317
Finish Line Inc. (The) Class A	11,419	214,791
Five Below Inc.[a,b]	15,461	617,822
Foot Locker Inc.	41,328	2,929,742
Francesca’s Holdings Corp.[a]	12,632	227,755
GameStop Corp. Class A	29,995	757,674
Gap Inc. (The)	66,192	1,485,348
Genesco Inc.[a]	5,936	368,626
GNC Holdings Inc. Class A	21,720	239,789
Group 1 Automotive Inc.	5,992	467,016

Security	Shares	Value
Guess? Inc.	16,997	$205,664
Haverty Furniture Companies Inc.	5,332	126,368
Hibbett Sports Inc.[a,b]	7,543	281,354
Home Depot Inc. (The)	377,047	50,554,462
Kirkland’s Inc.[a]	6,268	97,217
L Brands Inc.	73,431	4,834,697
Lithia Motors Inc. Class A	7,443	720,706
Lowe’s Companies Inc.	270,883	19,265,199
Lumber Liquidators Holdings Inc.[a,b]	7,805	122,851
MarineMax Inc.[a]	8,553	165,501
Michaels Companies Inc. (The)[a]	27,677	565,995
Monro Muffler Brake Inc.	9,772	558,958
Murphy USA Inc.[a]	11,080	681,088
O’Reilly Automotive Inc.[a,b]	28,711	7,993,429
Office Depot Inc.	161,354	729,320
Party City Holdco Inc.[a,b]	6,895	97,909
Penske Automotive Group Inc.	12,069	625,657
Pier 1 Imports Inc.	27,813	237,523
Rent-A-Center Inc./TX	16,214	182,407
RHa	12,501	383,781
Ross Stores Inc.	119,527	7,840,971
Sally Beauty Holdings Inc.[a,b]	45,350	1,198,147
Sears Hometown and Outlet Stores Inc.[a,b]	3,343	15,712
Select Comfort Corp.[a]	12,685	286,935
Shoe Carnival Inc.	4,142	111,751
Signet Jewelers Ltd.	21,148	1,993,410
Sonic Automotive Inc. Class A	8,477	194,123
Sportsman’s Warehouse Holdings Inc.[a,b]	8,515	79,956
Stage Stores Inc.	8,728	38,141
Staples Inc.	197,362	1,786,126
Stein Mart Inc.	7,671	42,037
Tailored Brands Inc.	14,607	373,209
Tiffany & Co.	33,520	2,595,454
Tile Shop Holdings Inc.[a]	9,354	182,871
Tilly’s Inc. Class Aa,b	2,538	33,476
TJX Companies Inc. (The)	200,081	15,032,085
Tractor Supply Co.	40,798	3,092,896
Ulta Salon Cosmetics & Fragrance Inc.[a]	17,852	4,551,189

502

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
Urban Outfitters Inc.[a]	26,677	$759,761
Vitamin Shoppe Inc.[a,b]	8,464	201,020
West Marine Inc.[a]	4,169	43,649
Williams-Sonoma Inc.	26,975	1,305,320
Winmark Corp.	727	91,711
Zumiez Inc.[a]	6,308	137,830

		169,743,033
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.18%
3D Systems Corp.[a]	31,462	418,130
Apple Inc.	1,660,903	192,365,786
Avid Technology Inc.[a,b]	8,816	38,790
CPI Card Group Inc.	5,029	20,870
Cray Inc.[a]	11,316	234,241
Diebold Nixdorf Inc.	20,757	522,039
Eastman Kodak Co.[a]	5,089	78,880
Electronics For Imaging Inc.[a]	14,929	654,786
Hewlett Packard Enterprise Co.	522,752	12,096,481
HP Inc.	526,015	7,806,063
Immersion Corp.[a,b]	7,897	83,945
NCR Corp.[a]	36,700	1,488,552
NetApp Inc.	88,223	3,111,625
Nimble Storage Inc.[a]	23,483	185,985
Pure Storage Inc. Class Aa,b	23,707	268,126
Stratasys Ltd.[a]	14,128	233,677
Super Micro Computer Inc.[a]	11,010	308,831
USA Technologies Inc.[a,b]	10,691	45,971
Western Digital Corp.	85,871	5,834,934

		225,797,712
TEXTILES, APPAREL & LUXURY GOODS — 0.69%
Carter’s Inc.	15,037	1,299,046
Coach Inc.	83,736	2,932,435
Columbia Sportswear Co.	8,482	494,501
Crocs Inc.[a]	20,635	141,556
Culp Inc.	2,440	90,646
Deckers Outdoor Corp.[a]	9,817	543,764
Delta Apparel Inc.[a]	2,124	44,030
Fossil Group Inc.[a,b]	12,487	322,914
G-III Apparel Group Ltd.[a]	13,052	385,817
Hanesbrands Inc.	114,529	2,470,391
Iconix Brand Group Inc.[a]	14,615	136,504
Kate Spade & Co.[a]	36,681	684,834
lululemon athletica Inc.[a]	29,159	1,895,043

Security	Shares	Value
Michael Kors Holdings Ltd.[a]	48,612	$2,089,344
Movado Group Inc.	5,105	146,769
NIKE Inc. Class B	401,275	20,396,808
Oxford Industries Inc.	4,075	245,030
Perry Ellis International Inc.[a]	3,369	83,922
PVH Corp.	24,685	2,227,574
Ralph Lauren Corp.	17,688	1,597,580
Sequential Brands Group Inc.[a]	9,672	45,265
Skechers U.S.A. Inc. Class Aa,b	40,716	1,000,799
Steven Madden Ltd.[a]	19,209	686,722
Superior Uniform Group Inc.	2,148	42,144
Under Armour Inc. Class Aa,b	54,809	1,592,201
Under Armour Inc. Class Ca	55,471	1,396,205
Unifi Inc.[a]	3,993	130,292
Vera Bradley Inc.[a]	5,611	65,761
VF Corp.	103,554	5,524,606
Vince Holding Corp.[a,b]	4,336	17,561
Wolverine World Wide Inc.	30,261	664,229

		49,394,293
THRIFTS & MORTGAGE FINANCE — 0.23%
Astoria Financial Corp.	26,094	486,653
Bank Mutual Corp.	12,908	121,981
BankFinancial Corp.	6,029	89,350
Bear State Financial Inc.	3,879	39,372
Beneficial Bancorp. Inc.	19,468	358,211
BofI Holding Inc.[a,b]	18,986	542,050
BSB Bancorp. Inc./MAa	3,387	98,054
Capitol Federal Financial Inc.	37,131	611,176
Charter Financial Corp./MD	6,493	108,238
Clifton Bancorp. Inc.[b]	7,471	126,409
Dime Community Bancshares Inc.	8,909	179,071
ESSA Bancorp. Inc.	2,409	37,869
Essent Group Ltd.[a]	21,996	712,010
EverBank Financial Corp.	29,972	582,955
Federal Agricultural Mortgage Corp. Class C	2,974	170,321
First Defiance Financial Corp.	2,835	143,848
Flagstar Bancorp. Inc.[a,b]	5,623	151,484
Greene County Bancorp. Inc.	916	20,976
Hingham Institution for Savings	358	70,447
Home Bancorp. Inc.	1,753	67,683
HomeStreet Inc.[a]	7,977	252,073

503

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
IMPAC Mortgage Holdings Inc.[a]	3,835	$53,767
Kearny Financial Corp./MD	26,422	410,862
Lake Sunapee Bank Group	2,319	54,705
LendingTree Inc.[a,b]	1,838	186,281
Meridian Bancorp. Inc.	15,316	289,472
Meta Financial Group Inc.	2,372	244,079
MGIC Investment Corp.[a]	100,158	1,020,610
Nationstar Mortgage Holdings Inc.[a]	8,479	153,131
New York Community Bancorp. Inc.	145,523	2,315,271
NMI Holdings Inc. Class Aa	14,544	154,894
Northfield Bancorp. Inc.	11,138	222,426
Northwest Bancshares Inc.	27,901	503,055
OceanFirst Financial Corp.	8,387	251,862
Ocwen Financial Corp.[a]	29,691	160,034
Oritani Financial Corp.	12,961	243,019
PennyMac Financial Services Inc. Class Aa,c	3,152	52,481
PHH Corp.[a]	18,429	279,384
Provident Bancorp. Inc.[a]	1,294	23,163
Provident Financial Holdings Inc.	1,983	40,096
Provident Financial Services Inc.	19,652	556,152
Radian Group Inc.	63,553	1,142,683
SI Financial Group Inc.	3,309	50,959
Southern Missouri Bancorp. Inc.[b]	1,778	62,906
Territorial Bancorp. Inc.	3,162	103,840
TFS Financial Corp.	18,966	361,113
TrustCo Bank Corp. NY	26,766	234,202
United Community Financial Corp./OH	11,401	101,925
United Financial Bancorp. Inc.	16,686	303,018
Walker & Dunlop Inc.[a]	7,470	233,064
Walter Investment Management Corp.[a,b]	9,333	44,332
Washington Federal Inc.	27,478	943,869
Waterstone Financial Inc.	9,629	177,174
Western New England Bancorp Inc.	4,704	43,982
WSFS Financial Corp.	9,284	430,313

		16,418,355

Security	Shares	Value
TOBACCO — 1.38%
Alliance One International Inc.[a]	2,456	$47,155
Altria Group Inc.	592,741	40,081,146
Philip Morris International Inc.	469,528	42,957,117
Reynolds American Inc.	250,061	14,013,419
Turning Point Brands Inc.[a]	1,809	22,160
Universal Corp./VA	6,668	425,085
Vector Group Ltd.	27,509	625,555

		98,171,637
TRADING COMPANIES & DISTRIBUTORS — 0.34%
Air Lease Corp.	28,914	992,618
Aircastle Ltd.	14,211	296,299
Applied Industrial Technologies Inc.	11,525	684,585
Beacon Roofing Supply Inc.[a]	17,730	816,821
BMC Stock Holdings Inc.[a]	16,051	312,994
CAI International Inc.[a]	4,983	43,203
DXP Enterprises Inc./TXa,b	4,048	140,627
Fastenal Co.	86,517	4,064,569
GATX Corp.[b]	11,786	725,782
GMS Inc.[a]	2,123	62,161
H&E Equipment Services Inc.	8,317	193,370
HD Supply Holdings Inc.[a]	60,209	2,559,485
Herc Holdings Inc.[a,b]	6,583	264,373
Kaman Corp.	7,604	372,064
Lawson Products Inc./DEa	1,702	40,508
MRC Global Inc.[a]	29,139	590,356
MSC Industrial Direct Co. Inc. Class A	13,345	1,232,945
Neff Corp.[a]	2,995	42,229
NOW Inc.[a]	30,768	629,821
Rush Enterprises Inc. Class Aa	9,561	304,996
Rush Enterprises Inc. Class Ba	1,980	61,123
SiteOne Landscape Supply Inc.[a]	3,447	119,714
Textainer Group Holdings Ltd.	6,146	45,788
Titan Machinery Inc.[a,b]	4,958	72,238
Triton International Ltd.	13,308	210,266
United Rentals Inc.[a]	26,654	2,814,129
Univar Inc.[a]	11,659	330,766
Veritiv Corp.[a,b]	2,357	126,689
Watsco Inc.	7,913	1,172,074
WESCO International Inc.[a]	14,661	975,690
Willis Lease Finance Corp.[a,b]	1,254	32,077

504

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Security	Shares	Value
WW Grainger Inc.	16,680	$3,873,930

		24,204,290
TRANSPORTATION INFRASTRUCTURE — 0.03%
Macquarie Infrastructure Corp.	22,347	1,825,750

		1,825,750
WATER UTILITIES — 0.10%
American States Water Co.	10,844	494,053
American Water Works Co. Inc.	53,477	3,869,596
Aqua America Inc.	52,737	1,584,219
AquaVenture Holdings Ltd.[a,b]	3,141	77,049
Artesian Resources Corp. Class A	2,220	70,907
California Water Service Group	13,693	464,193
Connecticut Water Service Inc.	2,799	156,324
Consolidated Water Co. Ltd.	5,789	62,811
Global Water Resources Inc.	2,426	22,076
Middlesex Water Co.	4,365	187,433
SJW Corp.	5,622	314,719
York Water Co. (The)	3,899	148,942

		7,452,322
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Boingo Wireless Inc.[a]	12,982	158,251
Leap Wireless International Inc.[a,d]	13,915	44,180
NII Holdings Inc.[a]	15,974	34,344
Shenandoah Telecommunications Co.	13,603	371,362
Spok Holdings Inc.	5,747	119,250
Sprint Corp.[a,b]	232,254	1,955,579
T-Mobile U.S. Inc.[a]	86,925	4,999,057
Telephone & Data Systems Inc.	29,683	856,948
U.S. Cellular Corp.[a]	4,000	174,880

		8,713,851

TOTAL COMMON STOCKS
(Cost: $5,546,144,462)		7,091,280,512

SHORT-TERM INVESTMENTS — 2.25%

MONEY MARKET FUNDS — 2.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[e,f,g]	150,225,494	150,255,539

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[e,f]	9,567,707	$9,567,707

		159,823,246

TOTAL SHORT-TERM INVESTMENTS
(Cost: $159,799,220)		159,823,246

TOTAL INVESTMENTS IN SECURITIES — 101.99%
(Cost: $5,705,943,682)[h]		7,251,103,758
Other Assets, Less Liabilities — (1.99)%		(141,455,093)

NET ASSETS — 100.00%		$7,109,648,665

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Illiquid and non-transferable security.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $5,842,139,064. Net unrealized appreciation was $1,408,964,694, of which $1,809,759,932 represented gross unrealized appreciation on securities and $400,795,238 represented gross unrealized depreciation on securities.

505

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL 3000 ETF

December 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	34,389	5,175	(1,755)	37,809	$14,387,837	$236,635	$269,548
PennyMac Financial Services Inc. Class A	3,152	—	—	3,152	52,481	—	—
PennyMac Mortgage Investment Trust	14,647	4,772	(445)	18,974	310,604	33,611	24
PNC Financial Services Group Inc. (The)	141,607	20,783	(11,170)	151,220	17,686,691	222,445	107,810

					$32,437,613	$492,691	$377,382

Schedule 2 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	35	Mar. 2017	ICE Markets Equity	$2,384,359	$2,374,575	$(9,784)
S&P 500 E-Mini	132	Mar. 2017	Chicago Mercantile	14,765,970	14,758,920	(7,050)

			Net unrealized depreciation			$(16,834)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$7,091,191,050	$45,225	$44,237	$7,091,280,512
Money market funds	159,823,246	—	—	159,823,246

Total	$7,251,014,296	$45,225	$44,237	$7,251,103,758

Derivative financial instruments[a]:
Liabilities:
Futures contracts	(16,834)	—	—	(16,834)

Total	$(16,834)	$—	$—	$(16,834)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

506

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 1.56%
Arconic Inc.	1,012,990	$18,780,835
B/E Aerospace Inc.	235,913	14,199,603
BWX Technologies Inc.	213,418	8,472,695
HEICO Corp.	44,414	3,426,540
HEICO Corp. Class A	87,293	5,927,195
Hexcel Corp.	214,574	11,037,687
Huntington Ingalls Industries Inc.	105,896	19,504,984
L3 Technologies Inc.	174,839	26,594,760
Orbital ATK Inc.	133,697	11,729,238
Rockwell Collins Inc.	296,956	27,545,638
Spirit AeroSystems Holdings Inc. Class A	280,189	16,349,028
Textron Inc.[a]	615,231	29,875,617
TransDigm Group Inc.	114,227	28,437,954

		221,881,774
AIR FREIGHT & LOGISTICS — 0.32%
CH Robinson Worldwide Inc.	324,558	23,777,119
Expeditors International of Washington Inc.	413,905	21,920,409

		45,697,528
AIRLINES — 1.17%
Alaska Air Group Inc.	275,661	24,459,400
American Airlines Group Inc.	1,211,530	56,566,336
Copa Holdings SA Class Aa	71,272	6,473,636
JetBlue Airways Corp.[b]	738,388	16,554,659
Spirit Airlines Inc.[a,b]	163,353	9,451,605
United Continental Holdings Inc.[b]	726,262	52,929,974

		166,435,610
AUTO COMPONENTS — 0.95%
Adient PLC[b]	210,486	12,334,479
BorgWarner Inc.	501,113	19,763,897
Delphi Automotive PLC	623,992	42,025,861
Gentex Corp.	655,143	12,899,766
Goodyear Tire & Rubber Co. (The)	614,461	18,968,411
Lear Corp.	170,049	22,509,386
Visteon Corp.	78,359	6,295,362

		134,797,162

Security	Shares	Value
AUTOMOBILES — 0.25%
Harley-Davidson Inc.	412,794	$24,082,402
Thor Industries Inc.	110,356	11,041,118

		35,123,520
BANKS — 4.31%
Associated Banc-Corp.	341,954	8,446,264
Bank of Hawaii Corp.	97,154	8,616,588
BankUnited Inc.	227,307	8,567,201
BOK Financial Corp.	58,560	4,862,822
CIT Group Inc.	452,888	19,329,260
Citizens Financial Group Inc.	1,211,149	43,153,239
Comerica Inc.	401,666	27,357,471
Commerce Bancshares Inc./MO	201,974	11,676,117
Cullen/Frost Bankers Inc.	121,497	10,719,680
East West Bancorp. Inc.	329,040	16,725,103
Fifth Third Bancorp.	1,749,195	47,175,789
First Hawaiian Inc.	55,502	1,932,580
First Horizon National Corp.	527,459	10,554,455
First Republic Bank/CA	332,750	30,659,585
Huntington Bancshares Inc./OH	2,454,463	32,448,001
KeyCorp	2,466,123	45,056,067
M&T Bank Corp.	342,335	53,551,464
PacWest Bancorp.	274,071	14,920,425
People’s United Financial Inc.	714,633	13,835,295
Popular Inc.	237,277	10,397,478
Regions Financial Corp.	2,899,575	41,637,897
Signature Bank/New York NYb	120,071	18,034,664
SunTrust Banks Inc.	1,149,837	63,068,560
SVB Financial Group[a,b]	117,833	20,227,213
Synovus Financial Corp.	288,168	11,837,941
TCF Financial Corp.	358,420	7,021,448
Western Alliance Bancorp.[b]	214,101	10,428,860
Zions BanCorp.	457,973	19,711,158

		611,952,625
BEVERAGES — 0.71%
Brown-Forman Corp. Class A	124,368	5,752,020
Brown-Forman Corp. Class B	427,802	19,216,866
Dr Pepper Snapple Group Inc.	423,351	38,385,235
Molson Coors Brewing Co. Class B	392,629	38,206,728

		101,560,849

507

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2016

Security	Shares	Value
BIOTECHNOLOGY — 1.18%
ACADIA Pharmaceuticals Inc.[a,b]	220,048	$6,346,184
Agios Pharmaceuticals Inc.[a,b]	71,415	2,980,148
Alkermes PLC[b]	346,880	19,279,590
Alnylam Pharmaceuticals Inc.[a,b]	171,868	6,434,738
BioMarin Pharmaceutical Inc.[b]	389,495	32,265,766
Incyte Corp.[b]	371,596	37,259,931
Intercept Pharmaceuticals Inc.[a,b]	37,480	4,072,202
Intrexon Corp.[a,b]	126,797	3,081,167
Ionis Pharmaceuticals Inc.[a,b]	276,284	13,214,664
Juno Therapeutics Inc.[a,b]	143,410	2,703,279
Neurocrine Biosciences Inc.[b]	197,011	7,624,326
OPKO Health Inc.[a,b]	738,455	6,867,631
Seattle Genetics Inc.[b]	220,405	11,630,772
United Therapeutics Corp.[a,b]	101,131	14,505,219

		168,265,617
BUILDING PRODUCTS — 1.39%
Allegion PLC	220,010	14,080,640
AO Smith Corp.	336,754	15,945,302
Armstrong World Industries Inc.[a,b]	106,052	4,432,974
Fortune Brands Home & Security Inc.	352,264	18,832,033
Johnson Controls International PLC	2,102,801	86,614,373
Lennox International Inc.	90,941	13,929,433
Masco Corp.	756,690	23,926,538
Owens Corning	263,024	13,561,517
USG Corp.[a,b]	200,492	5,790,209

		197,113,019
CAPITAL MARKETS — 2.98%
Affiliated Managers Group Inc.[b]	124,192	18,045,098
Ameriprise Financial Inc.	358,712	39,795,509
Artisan Partners Asset Management Inc.	85,134	2,532,737
CBOE Holdings Inc.	185,602	13,714,132
Donnelley Financial Solutions Inc.[b]	59,489	1,367,057
E*TRADE Financial Corp.[b]	643,412	22,294,226
Eaton Vance Corp. NVS	254,272	10,648,911
FactSet Research Systems Inc.	91,709	14,988,002
Federated Investors Inc. Class B	191,660	5,420,145

Security	Shares	Value
Interactive Brokers Group Inc. Class A	145,546	$5,313,885
Invesco Ltd.	938,285	28,467,567
Lazard Ltd. Class A	292,129	12,003,581
Legg Mason Inc.	239,801	7,172,448
LPL Financial Holdings Inc.	196,297	6,911,617
MarketAxess Holdings Inc.	84,071	12,351,711
Moody’s Corp.	386,855	36,468,821
Morningstar Inc.	40,849	3,004,852
MSCI Inc.	210,326	16,569,482
Nasdaq Inc.	254,731	17,097,545
Northern Trust Corp.	473,343	42,151,194
NorthStar Asset Management Group Inc.	421,328	6,286,214
Raymond James Financial Inc.	291,464	20,189,711
SEI Investments Co.	293,034	14,464,158
T Rowe Price Group Inc.	555,007	41,769,827
TD Ameritrade Holding Corp.	572,662	24,968,063

		423,996,493
CHEMICALS — 1.89%
Albemarle Corp.	255,252	21,972,092
Ashland Global Holdings Inc.	143,344	15,666,066
Axalta Coating Systems Ltd.[b]	377,086	10,256,739
Cabot Corp.	139,980	7,074,589
Celanese Corp. Series A	336,416	26,489,396
CF Industries Holdings Inc.	539,040	16,968,979
Eastman Chemical Co.	336,860	25,335,241
FMC Corp.	303,754	17,180,326
Huntsman Corp.	454,167	8,665,506
International Flavors & Fragrances Inc.	181,672	21,406,412
Mosaic Co. (The)	806,265	23,647,752
NewMarket Corp.	16,903	7,164,168
Platform Specialty Products Corp.[a,b]	449,760	4,412,146
RPM International Inc.	298,836	16,086,342
Scotts Miracle-Gro Co. (The) Class A	103,244	9,864,964
Valspar Corp. (The)	180,996	18,752,996
Valvoline Inc.[a]	78,781	1,693,791
Westlake Chemical Corp.	86,516	4,844,031
WR Grace & Co.	161,650	10,934,006

		268,415,542

508

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2016

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.87%
Cintas Corp.	204,407	$23,621,273
Clean Harbors Inc.[a,b]	119,901	6,672,491
Copart Inc.[b]	226,171	12,532,135
Covanta Holding Corp.	268,819	4,193,576
KAR Auction Services Inc.	316,074	13,471,074
LSC Communications Inc.	59,489	1,765,633
Pitney Bowes Inc.	432,063	6,563,037
Republic Services Inc.	537,897	30,687,024
Rollins Inc.	220,117	7,435,552
RR Donnelley & Sons Co.	158,728	2,590,441
Stericycle Inc.[a,b]	189,068	14,565,799

		124,098,035
COMMUNICATIONS EQUIPMENT — 1.29%
Arista Networks Inc.[a,b]	89,548	8,665,560
ARRIS International PLC[a,b]	432,205	13,022,337
Brocade Communications Systems Inc.	917,036	11,453,780
CommScope Holding Co. Inc.[b]	293,390	10,914,108
EchoStar Corp. Class Ab	104,609	5,375,856
F5 Networks Inc.[a,b]	154,614	22,375,738
Harris Corp.	284,691	29,172,287
Juniper Networks Inc.	851,701	24,069,070
Motorola Solutions Inc.	398,550	33,035,809
Palo Alto Networks Inc.[a,b]	200,311	25,048,891

		183,133,436
CONSTRUCTION & ENGINEERING — 0.54%
AECOM[a,b]	352,250	12,807,810
Chicago Bridge & Iron Co. NV	239,231	7,595,584
Fluor Corp.	321,935	16,908,026
Jacobs Engineering Group Inc.[b]	274,590	15,651,630
KBR Inc.	325,870	5,438,770
Quanta Services Inc.[b]	333,871	11,635,405
Valmont Industries Inc.	50,859	7,166,033

		77,203,258
CONSTRUCTION MATERIALS — 0.57%
Eagle Materials Inc.	106,934	10,536,207
Martin Marietta Materials Inc.	144,917	32,103,463
Vulcan Materials Co.	302,543	37,863,256

		80,502,926
CONSUMER FINANCE — 0.85%
Ally Financial Inc.	1,023,858	19,473,779
Credit Acceptance Corp.[a,b]	18,858	4,101,803

Security	Shares	Value
Navient Corp.	694,485	$11,410,388
OneMain Holdings Inc.[b]	120,926	2,677,302
Santander Consumer USA Holdings Inc.[b]	241,284	3,257,334
SLM Corp.[b]	977,384	10,770,772
Synchrony Financial	1,916,973	69,528,611

		121,219,989
CONTAINERS & PACKAGING — 1.72%
AptarGroup Inc.	143,708	10,555,353
Avery Dennison Corp.	204,007	14,325,371
Ball Corp.	389,741	29,257,857
Bemis Co. Inc.	218,466	10,447,044
Berry Plastics Group Inc.[b]	279,295	13,610,045
Crown Holdings Inc.[b]	305,635	16,067,232
Graphic Packaging Holding Co.	729,144	9,099,717
International Paper Co.	939,155	49,831,564
Owens-Illinois Inc.[b]	370,690	6,453,713
Packaging Corp. of America	215,663	18,292,536
Sealed Air Corp.	452,676	20,524,330
Silgan Holdings Inc.	85,433	4,372,461
Sonoco Products Co.	229,887	12,115,045
WestRock Co.	571,252	29,002,464

		243,954,732
DISTRIBUTORS — 0.44%
Genuine Parts Co.	333,395	31,852,558
LKQ Corp.[a,b]	695,318	21,311,497
Pool Corp.	92,582	9,660,006

		62,824,061
DIVERSIFIED CONSUMER SERVICES — 0.28%
Graham Holdings Co. Class B	9,964	5,101,070
H&R Block Inc.	477,229	10,971,495
Service Corp. International/U.S.	430,163	12,216,629
ServiceMaster Global Holdings Inc.[b]	313,680	11,816,325

		40,105,519
DIVERSIFIED FINANCIAL SERVICES — 0.25%
Leucadia National Corp.	747,893	17,388,512
Voya Financial Inc.	465,130	18,242,399

		35,630,911
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.83%
CenturyLink Inc.	1,226,617	29,168,952
Frontier Communications Corp.	2,672,531	9,033,155

509

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2016

Security	Shares	Value
Level 3 Communications Inc.[b]	667,692	$37,631,121
SBA Communications Corp. Class Ab	283,903	29,315,824
Zayo Group Holdings Inc.[b]	377,582	12,407,344

		117,556,396
ELECTRIC UTILITIES — 2.48%
Alliant Energy Corp.	524,179	19,861,142
Avangrid Inc.	128,918	4,883,414
Edison International	724,681	52,169,785
Entergy Corp.	408,454	30,009,115
Eversource Energy	725,705	40,080,687
FirstEnergy Corp.	970,916	30,069,269
Great Plains Energy Inc.	498,295	13,628,368
Hawaiian Electric Industries Inc.	246,503	8,151,854
OGE Energy Corp.	456,607	15,273,504
Pinnacle West Capital Corp.	255,593	19,943,922
PPL Corp.	1,554,192	52,920,238
Westar Energy Inc.	326,431	18,394,387
Xcel Energy Inc.	1,163,900	47,370,730

		352,756,415
ELECTRICAL EQUIPMENT — 0.77%
Acuity Brands Inc.	99,106	22,879,611
AMETEK Inc.	525,275	25,528,365
Hubbell Inc.	126,755	14,792,309
Regal Beloit Corp.	102,293	7,083,790
Rockwell Automation Inc.	296,864	39,898,522

		110,182,597
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.39%
Amphenol Corp. Class A	686,249	46,115,933
Arrow Electronics Inc.[b]	206,315	14,710,259
Avnet Inc.	296,209	14,102,510
CDW Corp./DE	375,262	19,547,398
Cognex Corp.	188,214	11,974,175
Dolby Laboratories Inc. Class A	116,764	5,276,565
Fitbit Inc.[a,b]	287,976	2,107,984
FLIR Systems Inc.	314,582	11,384,723
IPG Photonics Corp.[a,b]	81,158	8,011,106
Jabil Circuit Inc.	427,613	10,121,600
Keysight Technologies Inc.[b]	393,686	14,397,097
National Instruments Corp.	236,963	7,303,200
Trimble Inc.[b]	572,218	17,252,373

Security	Shares	Value
VeriFone Systems Inc.[a,b]	249,563	$4,424,752
Zebra Technologies Corp. Class Aa,b	118,590	10,170,278

		196,899,953
ENERGY EQUIPMENT & SERVICES — 1.51%
Baker Hughes Inc.	1,004,396	65,255,608
Diamond Offshore Drilling Inc.[a]	147,447	2,609,812
Dril-Quip Inc.[a,b]	87,186	5,235,519
Ensco PLC Class A	693,152	6,737,437
FMC Technologies Inc.[b]	520,836	18,505,303
Frank’s International NVa	82,234	1,012,301
Helmerich & Payne Inc.	223,958	17,334,349
Nabors Industries Ltd.	631,549	10,357,404
National Oilwell Varco Inc.	862,164	32,279,420
Noble Corp. PLC	559,448	3,311,932
Oceaneering International Inc.	224,041	6,320,197
Patterson-UTI Energy Inc.	330,623	8,900,371
Rowan Companies PLC Class A	289,275	5,464,405
RPC Inc.	133,555	2,645,725
Superior Energy Services Inc.	344,373	5,813,016
Transocean Ltd.[b]	791,628	11,668,597
Weatherford International PLC[a,b]	2,246,550	11,210,284

		214,661,680
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 9.44%
Alexandria Real Estate Equities Inc.	177,691	19,746,801
American Campus Communities Inc.	299,462	14,904,224
American Homes 4 Rent Class A	380,760	7,988,345
Apartment Investment & Management Co. Class A	357,152	16,232,558
Apple Hospitality REIT Inc.[a]	376,309	7,518,654
AvalonBay Communities Inc.	314,045	55,633,072
Boston Properties Inc.	350,123	44,038,471
Brandywine Realty Trust	394,134	6,507,152
Brixmor Property Group Inc.	443,316	10,825,777
Camden Property Trust	195,805	16,461,326
Care Capital Properties Inc.[a]	191,437	4,785,925
Columbia Property Trust Inc.[a]	282,789	6,108,242
Communications Sales & Leasing Inc.[b]	280,509	7,127,734
CoreCivic Inc.	268,120	6,558,215

510

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2016

Security	Shares	Value
Corporate Office Properties Trust	217,105	$6,778,018
CubeSmart[a]	411,274	11,009,805
CyrusOne Inc.[a]	162,284	7,258,963
DCT Industrial Trust Inc.	206,525	9,888,417
DDR Corp.	712,744	10,883,601
Digital Realty Trust Inc.[a]	365,754	35,938,988
Douglas Emmett Inc.	323,526	11,828,111
Duke Realty Corp.	797,629	21,185,026
Empire State Realty Trust Inc. Class Aa	279,467	5,642,439
EPR Properties	144,247	10,352,607
Equinix Inc.	158,544	56,665,211
Equity Commonwealth[b]	279,261	8,444,853
Equity Lifestyle Properties Inc.	176,732	12,742,377
Equity One Inc.	210,341	6,455,365
Essex Property Trust Inc.	148,774	34,589,955
Extra Space Storage Inc.[a]	277,873	21,462,910
Federal Realty Investment Trust	161,049	22,886,673
Forest City Realty Trust Inc. Class Aa	529,424	11,033,196
General Growth Properties Inc.	1,314,563	32,837,784
HCP Inc.[a]	1,067,297	31,720,067
Healthcare Trust of America Inc. Class Aa	310,195	9,029,776
Highwoods Properties Inc.	222,072	11,327,893
Hospitality Properties Trust	317,162	10,066,722
Host Hotels & Resorts Inc.[a]	1,680,300	31,656,852
Iron Mountain Inc.[a]	600,060	19,489,949
Kilroy Realty Corp.	207,535	15,195,713
Kimco Realty Corp.[a]	920,148	23,150,924
Lamar Advertising Co. Class Aa	188,248	12,657,796
Liberty Property Trust[a]	335,425	13,249,287
Life Storage Inc.	104,912	8,944,797
Macerich Co. (The)	327,068	23,169,497
Mid-America Apartment Communities Inc.[a]	256,706	25,136,651
National Retail Properties Inc.	327,519	14,476,340
NorthStar Realty Finance Corp.[a]	409,975	6,211,121
Omega Healthcare Investors Inc.[a]	422,489	13,207,006
Outfront Media Inc.[a]	316,792	7,878,617
Paramount Group Inc.[a]	414,518	6,628,143

Security	Shares	Value
Piedmont Office Realty Trust Inc. Class Aa	331,205	$6,925,497
Pinnacle Entertainment Inc.[a]	429,443	13,149,545
Prologis Inc.	1,196,705	63,174,057
Quality Care Properties Inc.[b]	215,707	3,343,458
Rayonier Inc.	280,956	7,473,430
Realty Income Corp.[a]	588,396	33,821,002
Regency Centers Corp.[a]	238,254	16,427,613
Retail Properties of America Inc. Class A	544,982	8,354,574
Senior Housing Properties Trust	492,649	9,325,846
SL Green Realty Corp.[a]	224,508	24,145,835
Spirit Realty Capital Inc.	1,100,595	11,952,462
STORE Capital Corp.[a]	345,615	8,540,147
Sun Communities Inc.	153,809	11,783,307
Tanger Factory Outlet Centers Inc.[a]	213,168	7,627,151
Taubman Centers Inc.	134,027	9,908,616
UDR Inc.	611,018	22,289,937
Ventas Inc.[a]	773,418	48,354,093
VEREIT Inc.[a]	2,233,750	18,897,525
Vornado Realty Trust	392,388	40,953,536
Weingarten Realty Investors	266,440	9,535,888
Welltower Inc.	818,153	54,758,980
Weyerhaeuser Co.	1,698,088	51,095,468
WP Carey Inc.	237,441	14,030,389

		1,341,386,302
FOOD & STAPLES RETAILING — 0.43%
Casey’s General Stores Inc.	90,101	10,711,207
Rite Aid Corp.[b]	2,340,479	19,285,547
Sprouts Farmers Market Inc.[a,b]	301,672	5,707,634
U.S. Foods Holding Corp.[b]	102,172	2,807,687
Whole Foods Market Inc.	726,838	22,357,537

		60,869,612
FOOD PRODUCTS — 3.01%
Blue Buffalo Pet Products Inc.[a,b]	136,666	3,285,451
Bunge Ltd.	320,151	23,127,708
Campbell Soup Co.	425,243	25,714,444
Conagra Brands Inc.	998,682	39,497,873
Flowers Foods Inc.	395,864	7,905,404
Hain Celestial Group Inc. (The)[a,b]	233,695	9,121,116
Hershey Co. (The)	320,030	33,100,703
Hormel Foods Corp.	617,083	21,480,659

511

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2016

Security	Shares	Value
Ingredion Inc.	165,414	$20,670,134
JM Smucker Co. (The)	264,477	33,868,925
Kellogg Co.	567,929	41,862,047
Lamb Weston Holdings Inc.[b]	337,610	12,778,551
McCormick & Co. Inc./MD	263,690	24,610,188
Mead Johnson Nutrition Co.	430,309	30,448,665
Pilgrim’s Pride Corp.	134,759	2,559,073
Pinnacle Foods Inc.	264,849	14,156,179
Post Holdings Inc.[a,b]	148,447	11,933,654
TreeHouse Foods Inc.[a,b]	125,275	9,043,602
Tyson Foods Inc. Class A	666,120	41,086,282
WhiteWave Foods Co. (The)[b]	400,259	22,254,400

		428,505,058
GAS UTILITIES — 0.32%
Atmos Energy Corp.	229,865	17,044,490
National Fuel Gas Co.	170,950	9,682,608
UGI Corp.	397,222	18,303,990

		45,031,088
HEALTH CARE EQUIPMENT & SUPPLIES — 3.20%
ABIOMED Inc.[b]	90,995	10,253,317
Alere Inc.[b]	195,637	7,623,974
Align Technology Inc.[a,b]	163,942	15,759,744
Cooper Companies Inc. (The)	109,603	19,172,853
CR Bard Inc.	167,749	37,686,490
DENTSPLY SIRONA Inc.	524,430	30,275,344
DexCom Inc.[a,b]	188,335	11,243,599
Edwards Lifesciences Corp.[b]	482,752	45,233,862
Hill-Rom Holdings Inc.	150,354	8,440,874
Hologic Inc.[b]	636,315	25,528,958
IDEXX Laboratories Inc.[b]	204,368	23,966,235
Intuitive Surgical Inc.[b]	86,522	54,869,657
ResMed Inc.	321,110	19,924,875
St. Jude Medical Inc.	636,900	51,073,011
Teleflex Inc.	99,194	15,985,113
Varian Medical Systems Inc.[a,b]	219,743	19,728,527
West Pharmaceutical Services Inc.	164,697	13,971,247
Zimmer Biomet Holdings Inc.	422,071	43,557,727

		454,295,407
HEALTH CARE PROVIDERS & SERVICES — 1.91%
Acadia Healthcare Co. Inc.[a,b]	167,441	5,542,297
AmerisourceBergen Corp.	375,671	29,373,715
Brookdale Senior Living Inc.[a,b]	424,264	5,269,359
Centene Corp.[b]	382,968	21,641,522

Security	Shares	Value
DaVita Inc.[a,b]	382,218	$24,538,396
Envision Healthcare Corp.[a,b]	267,259	16,914,822
Henry Schein Inc.[b]	186,707	28,325,319
Laboratory Corp. of America Holdings[b]	233,386	29,962,095
LifePoint Health Inc.[a,b]	85,248	4,842,086
MEDNAX Inc.[a,b]	210,167	14,009,732
Patterson Companies Inc.	191,678	7,864,548
Premier Inc.[a,b]	104,736	3,179,785
Quest Diagnostics Inc.	323,094	29,692,339
Tenet Healthcare Corp.[b]	182,619	2,710,066
Universal Health Services Inc. Class B	197,383	20,997,603
VCA Inc.[b]	178,312	12,241,119
WellCare Health Plans Inc.[b]	102,246	14,015,882

		271,120,685
HEALTH CARE TECHNOLOGY — 0.39%
Allscripts Healthcare Solutions Inc.[a,b]	430,020	4,390,504
athenahealth Inc.[a,b]	88,998	9,359,920
Cerner Corp.[b]	671,022	31,786,312
Inovalon Holdings Inc.[a,b]	135,018	1,390,685
Veeva Systems Inc.[b]	220,143	8,959,820

		55,887,241
HOTELS, RESTAURANTS & LEISURE — 2.56%
Aramark	558,222	19,939,690
Brinker International Inc.	113,669	5,630,025
Chipotle Mexican Grill Inc.[a,b]	64,424	24,308,464
Choice Hotels International Inc.	75,185	4,214,119
Darden Restaurants Inc.	268,792	19,546,554
Domino’s Pizza Inc.	115,099	18,328,365
Dunkin’ Brands Group Inc.	210,481	11,037,624
Extended Stay America Inc.	168,450	2,720,467
Hilton Worldwide Holdings Inc.	1,195,929	32,529,269
Hyatt Hotels Corp. Class Ab	74,757	4,131,072
International Game Technology PLC	214,931	5,485,039
Marriott International Inc./MD Class A	737,927	61,011,804
MGM Resorts International[b]	1,091,201	31,459,325
Norwegian Cruise Line Holdings Ltd.[a,b]	364,971	15,522,217
Panera Bread Co. Class Aa,b	51,778	10,619,150

512

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2016

Security	Shares	Value
Royal Caribbean Cruises Ltd.	384,249	$31,523,788
Six Flags Entertainment Corp.	163,947	9,830,262
Vail Resorts Inc.	89,778	14,482,089
Wendy’s Co. (The)	482,245	6,519,952
Wyndham Worldwide Corp.	250,513	19,131,678
Wynn Resorts Ltd.	184,539	15,964,469

		363,935,422
HOUSEHOLD DURABLES — 1.77%
CalAtlantic Group Inc.[a]	171,714	5,839,993
DR Horton Inc.	768,687	21,008,216
Garmin Ltd.	257,570	12,489,569
Harman International Industries Inc.	160,045	17,790,602
Leggett & Platt Inc.	303,864	14,852,872
Lennar Corp. Class A	417,395	17,918,767
Lennar Corp. Class B	22,690	782,805
Mohawk Industries Inc.[b]	140,614	28,077,804
Newell Brands Inc.	1,076,629	48,071,485
NVR Inc.[b]	8,085	13,493,865
PulteGroup Inc.	789,851	14,517,461
Tempur Sealy International Inc.[a,b]	122,191	8,343,202
Toll Brothers Inc.[b]	355,026	11,005,806
Tupperware Brands Corp.	115,516	6,078,452
Whirlpool Corp.	169,514	30,812,560

		251,083,459
HOUSEHOLD PRODUCTS — 0.52%
Church & Dwight Co. Inc.	584,977	25,850,134
Clorox Co. (The)	295,695	35,489,314
Energizer Holdings Inc.	140,761	6,279,348
Spectrum Brands Holdings Inc.	56,257	6,881,919

		74,500,715
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.25%
AES Corp./VA	1,523,285	17,700,572
Calpine Corp.[b]	820,072	9,373,423
NRG Energy Inc.	720,698	8,835,757

		35,909,752
INDUSTRIAL CONGLOMERATES — 0.40%
Carlisle Companies Inc.	142,168	15,679,709
Roper Technologies Inc.	228,265	41,790,756

		57,470,465

Security	Shares	Value
INSURANCE — 4.41%
Alleghany Corp.[b]	32,115	$19,529,774
Allied World Assurance Co. Holdings AG	200,198	10,752,635
American Financial Group Inc./OH	156,711	13,809,373
American National Insurance Co.	16,860	2,100,925
AmTrust Financial Services Inc.	201,435	5,515,290
Arch Capital Group Ltd.[b]	264,050	22,784,875
Arthur J Gallagher & Co.	404,446	21,015,014
Aspen Insurance Holdings Ltd.	131,416	7,227,880
Assurant Inc.	130,848	12,150,545
Assured Guaranty Ltd.	304,546	11,502,702
Axis Capital Holdings Ltd.	211,324	13,793,117
Brown & Brown Inc.	266,615	11,960,349
Cincinnati Financial Corp.	341,823	25,893,092
CNA Financial Corp.	62,126	2,578,229
Endurance Specialty Holdings Ltd.	147,728	13,650,067
Erie Indemnity Co. Class A	56,059	6,303,835
Everest Re Group Ltd.	91,533	19,807,741
First American Financial Corp.	244,194	8,944,826
FNF Group	605,343	20,557,448
Hanover Insurance Group Inc. (The)	96,755	8,805,673
Hartford Financial Services Group Inc. (The)	895,176	42,655,136
Lincoln National Corp.	545,309	36,137,627
Loews Corp.	639,190	29,933,268
Markel Corp.[a,b]	31,157	28,181,507
Mercury General Corp.	40,833	2,458,555
Old Republic International Corp.	552,877	10,504,663
Principal Financial Group Inc.	610,907	35,347,079
ProAssurance Corp.	120,451	6,769,346
Progressive Corp. (The)	1,331,098	47,253,979
Reinsurance Group of America Inc.	143,378	18,041,254
RenaissanceRe Holdings Ltd.	89,696	12,218,389
Torchmark Corp.	274,098	20,217,468
Unum Group	548,243	24,084,315
Validus Holdings Ltd.	171,880	9,455,119
White Mountains Insurance Group Ltd.	9,754	8,154,832

513

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2016

Security	Shares	Value
WR Berkley Corp.	219,524	$14,600,541
XL Group Ltd.	605,756	22,570,469

		627,266,937
INTERNET & DIRECT MARKETING RETAIL — 0.55%
Expedia Inc.	274,712	31,119,375
Groupon Inc.[a,b]	838,334	2,783,269
Liberty Expedia Holdings Inc. Class Ab	122,677	4,866,597
Liberty Interactive Corp. QVC Group Series Ab	1,023,389	20,447,312
Liberty Ventures Series Aa,b	183,348	6,760,041
TripAdvisor Inc.[b]	260,883	12,097,145

		78,073,739
INTERNET SOFTWARE & SERVICES — 0.88%
Akamai Technologies Inc.[b]	392,971	26,203,306
CommerceHub Inc. Series Ab	31,294	469,723
CommerceHub Inc. Series Cb	65,169	979,490
CoStar Group Inc.[a,b]	73,217	13,800,672
GoDaddy Inc. Class Aa,b	106,661	3,727,802
IAC/InterActiveCorp	162,950	10,557,531
Match Group Inc.[a,b]	66,389	1,135,252
Nutanix Inc. Class Aa,b	33,955	901,845
Pandora Media Inc.[a,b]	506,587	6,605,894
Twilio Inc. Class Aa,b	44,662	1,288,499
Twitter Inc.[a,b]	1,445,083	23,554,853
VeriSign Inc.[a,b]	219,212	16,675,457
Yelp Inc.[a,b]	155,647	5,934,820
Zillow Group Inc. Class Aa,b	118,124	4,305,620
Zillow Group Inc. Class Ca,b	235,177	8,576,905

		124,717,669
IT SERVICES — 3.72%
Alliance Data Systems Corp.	131,675	30,087,737
Amdocs Ltd.	341,368	19,884,686
Black Knight Financial Services Inc. Class Aa,b	53,043	2,005,025
Booz Allen Hamilton Holding Corp.	260,470	9,395,153
Broadridge Financial Solutions Inc.	271,889	18,026,241
Computer Sciences Corp.	319,719	18,997,703
CoreLogic Inc./U.S.[b]	202,249	7,448,831
CSRA Inc.	374,764	11,932,486
DST Systems Inc.	75,096	8,046,536

Security	Shares	Value
Euronet Worldwide Inc.[b]	114,448	$8,289,469
Fidelity National Information Services Inc.	743,739	56,256,418
First Data Corp. Class Aa,b	717,769	10,185,142
Fiserv Inc.[a,b]	508,266	54,018,510
FleetCor Technologies Inc.[b]	210,825	29,835,954
Gartner Inc.[b]	184,496	18,647,011
Genpact Ltd.[b]	343,731	8,366,413
Global Payments Inc.	349,711	24,273,441
Jack Henry & Associates Inc.	180,493	16,024,169
Leidos Holdings Inc.	305,076	15,601,587
Paychex Inc.	737,696	44,910,932
Sabre Corp.	479,210	11,956,290
Square Inc.[a,b]	119,381	1,627,163
Teradata Corp.[a,b]	296,896	8,066,664
Total System Services Inc.	383,305	18,793,444
Vantiv Inc. Class Ab	357,057	21,287,738
Western Union Co. (The)	1,122,189	24,373,945
WEX Inc.[b]	89,425	9,979,830
Xerox Corp.	2,319,514	20,249,357

		528,567,875
LEISURE PRODUCTS — 0.49%
Brunswick Corp./DE	209,417	11,421,603
Hasbro Inc.	258,842	20,135,319
Mattel Inc.	777,166	21,410,923
Polaris Industries Inc.[a]	138,192	11,385,639
Vista Outdoor Inc.[b]	138,854	5,123,713

		69,477,197
LIFE SCIENCES TOOLS & SERVICES — 1.51%
Agilent Technologies Inc.	742,110	33,810,532
Bio-Rad Laboratories Inc. Class Ab	47,657	8,686,918
Bio-Techne Corp.	85,276	8,768,931
Bruker Corp.	240,565	5,095,167
Charles River Laboratories International Inc.[b]	106,723	8,131,225
Illumina Inc.[b]	334,363	42,811,838
Mettler-Toledo International Inc.[b]	59,849	25,050,397
Patheon NVa,b	74,308	2,133,383
PerkinElmer Inc.	250,942	13,086,625
QIAGEN NVb	523,492	14,668,246
Quintiles IMS Holdings Inc.[b]	323,464	24,599,437

514

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2016

Security	Shares	Value
VWR Corp.[a,b]	179,703	$4,497,966
Waters Corp.[b]	174,986	23,516,369

		214,857,034
MACHINERY — 3.79%
AGCO Corp.	159,333	9,219,007
Allison Transmission Holdings Inc.	327,582	11,036,238
Colfax Corp.[a,b]	225,197	8,091,328
Crane Co.	111,789	8,062,223
Cummins Inc.	361,388	49,390,898
Donaldson Co. Inc.	293,525	12,351,532
Dover Corp.	349,864	26,215,309
Flowserve Corp.	298,203	14,328,654
Graco Inc.	126,454	10,507,063
IDEX Corp.	175,640	15,818,138
Ingersoll-Rand PLC	588,735	44,178,674
ITT Inc.	206,411	7,961,272
Lincoln Electric Holdings Inc.	141,570	10,854,172
Manitowoc Foodservice Inc.[a,b]	291,015	5,625,320
Middleby Corp. (The)[b]	130,706	16,836,240
Nordson Corp.	129,435	14,503,192
Oshkosh Corp.	166,793	10,776,496
PACCAR Inc.	783,958	50,094,916
Parker-Hannifin Corp.	305,346	42,748,440
Pentair PLC	382,861	21,467,016
Snap-on Inc.	133,213	22,815,390
Stanley Black & Decker Inc.	341,837	39,205,286
Terex Corp.	241,584	7,617,143
Timken Co. (The)	161,303	6,403,729
Toro Co. (The)	246,988	13,818,979
Trinity Industries Inc.	342,345	9,503,497
WABCO Holdings Inc.[b]	121,191	12,864,425
Wabtec Corp./DEa	198,784	16,503,048
Xylem Inc./NY	412,230	20,413,630

		539,211,255
MARINE — 0.06%
Kirby Corp.[a,b]	120,719	8,027,814

		8,027,814
MEDIA — 1.98%
AMC Networks Inc. Class Aa,b	136,222	7,129,859
Cable One Inc.	10,727	6,669,298
Cinemark Holdings Inc.	242,209	9,291,137
Clear Channel Outdoor Holdings Inc. Class A	79,921	403,601

Security	Shares	Value
Discovery Communications Inc. Class Aa,b	342,334	$9,383,375
Discovery Communications Inc. Class C NVS[b]	511,057	13,686,106
Interpublic Group of Companies Inc. (The)	924,943	21,652,916
John Wiley & Sons Inc. Class A	101,274	5,519,433
Liberty Broadband Corp. Class Aa,b	57,970	4,200,506
Liberty Broadband Corp. Class Ca,b	234,685	17,383,118
Liberty Media Corp.-Liberty SiriusXM Class Ab	208,243	7,188,548
Liberty Media Corp.-Liberty SiriusXM Class Cb	420,027	14,247,316
Lions Gate Entertainment Corp. Class A	107,538	2,892,759
Lions Gate Entertainment Corp. Class Ba,b	238,794	5,859,995
Live Nation Entertainment Inc.[b]	300,341	7,989,071
Madison Square Garden Co. (The)[b]	44,472	7,627,393
News Corp. Class A	880,843	10,094,461
News Corp. Class B	278,267	3,283,551
Omnicom Group Inc.	540,584	46,009,104
Regal Entertainment Group Class A	184,371	3,798,043
Scripps Networks Interactive Inc. Class A	188,795	13,474,299
Sirius XM Holdings Inc.[a]	4,048,397	18,015,367
TEGNA Inc.	504,085	10,782,378
Tribune Media Co.	177,744	6,217,485
Viacom Inc. Class A	23,233	894,470
Viacom Inc. Class B NVS	794,139	27,874,279

		281,567,868
METALS & MINING — 1.45%
Alcoa Corp.[a]	335,953	9,433,560
Compass Minerals International Inc.	76,966	6,030,286
Freeport-McMoRan Inc.[b]	3,035,119	40,033,220
Newmont Mining Corp.	1,215,040	41,396,413
Nucor Corp.	727,755	43,315,978
Reliance Steel & Aluminum Co.	159,214	12,663,882

515

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2016

Security	Shares	Value
Royal Gold Inc.	148,823	$9,427,937
Southern Copper Corp.	192,530	6,149,408
Steel Dynamics Inc.	534,056	19,001,712
Tahoe Resources Inc.	689,587	6,495,909
U.S. Steel Corp.	352,465	11,634,870

		205,583,175
MORTGAGE REAL ESTATE INVESTMENT — 0.50%
AGNC Investment Corp.	759,373	13,767,433
Annaly Capital Management Inc.	2,341,409	23,343,848
Chimera Investment Corp.	430,691	7,330,361
MFA Financial Inc.[a]	847,102	6,463,388
Starwood Property Trust Inc.[a]	574,595	12,612,360
Two Harbors Investment Corp.	790,795	6,895,732

		70,413,122
MULTI-UTILITIES — 2.70%
Ameren Corp.	553,685	29,046,315
CenterPoint Energy Inc.	984,396	24,255,517
CMS Energy Corp.	635,017	26,429,408
Consolidated Edison Inc.	698,527	51,467,469
DTE Energy Co.	409,499	40,339,747
MDU Resources Group Inc.	448,883	12,914,364
NiSource Inc.	743,953	16,471,119
Public Service Enterprise Group Inc.	1,158,462	50,833,313
SCANA Corp.	300,267	22,003,566
Sempra Energy	572,596	57,626,061
Vectren Corp.	190,246	9,921,329
WEC Energy Group Inc.	722,899	42,398,026

		383,706,234
MULTILINE RETAIL — 1.10%
Dillard’s Inc. Class A	39,087	2,450,364
Dollar General Corp.	651,370	48,246,976
Dollar Tree Inc.[b]	518,286	40,001,313
JC Penney Co. Inc.[a,b]	702,484	5,837,642
Kohl’s Corp.	425,525	21,012,425
Macy’s Inc.	710,355	25,437,813
Nordstrom Inc.	284,971	13,658,660

		156,645,193
OIL, GAS & CONSUMABLE FUELS — 5.01%
Antero Resources Corp.[a,b]	416,694	9,854,813
Cabot Oil & Gas Corp.	1,059,825	24,757,512
Cheniere Energy Inc.[a,b]	460,284	19,069,566
Chesapeake Energy Corp.[b]	1,409,882	9,897,372

Security	Shares	Value
Cimarex Energy Co.	213,269	$28,983,257
Concho Resources Inc.[a,b]	322,204	42,724,250
CONSOL Energy Inc.[a]	520,994	9,497,721
Continental Resources Inc./OKa,b	198,695	10,240,740
Devon Energy Corp.	1,197,063	54,669,867
Diamondback Energy Inc.[a,b]	179,937	18,184,433
Energen Corp.	224,314	12,936,188
EQT Corp.	396,736	25,946,534
Extraction Oil & Gas Inc.[a,b]	84,594	1,695,264
Gulfport Energy Corp.[a,b]	288,244	6,237,600
Hess Corp.	644,129	40,122,795
HollyFrontier Corp.	375,036	12,286,179
Kosmos Energy Ltd.[a,b]	361,554	2,534,494
Laredo Petroleum Inc.[b]	329,062	4,652,937
Marathon Oil Corp.	1,935,412	33,501,982
Marathon Petroleum Corp.	1,205,371	60,690,430
Murphy Oil Corp.	374,150	11,647,290
Newfield Exploration Co.[b]	457,736	18,538,308
Noble Energy Inc.	971,300	36,967,678
ONEOK Inc.	477,267	27,399,899
Parsley Energy Inc. Class Aa,b	371,954	13,107,659
PBF Energy Inc.	225,112	6,276,123
QEP Resources Inc.	547,190	10,073,768
Range Resources Corp.	472,064	16,220,119
Rice Energy Inc.[b]	259,433	5,538,895
SM Energy Co.	221,877	7,650,319
Southwestern Energy Co.[a,b]	1,124,192	12,163,757
Targa Resources Corp.	379,415	21,273,799
Tesoro Corp.	272,160	23,800,392
Whiting Petroleum Corp.[a,b]	460,377	5,533,732
Williams Companies Inc. (The)	1,576,045	49,078,041
World Fuel Services Corp.	158,153	7,260,804
WPX Energy Inc.[a,b]	762,248	11,105,953

		712,120,470
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	139,310	5,437,269

		5,437,269
PERSONAL PRODUCTS — 0.30%
Coty Inc. Class A	1,039,287	19,029,345
Edgewell Personal Care Co.[b]	136,726	9,979,631
Herbalife Ltd.[a,b]	168,850	8,128,439
Nu Skin Enterprises Inc. Class A	125,609	6,001,598

		43,139,013

516

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2016

Security	Shares	Value
PHARMACEUTICALS — 0.75%
Akorn Inc.[b]	191,297	$4,176,013
Endo International PLC[b]	470,619	7,751,095
Mallinckrodt PLC[b]	250,747	12,492,216
Perrigo Co. PLC	313,930	26,128,394
Zoetis Inc.	1,043,804	55,874,828

		106,422,546
PROFESSIONAL SERVICES — 0.96%
Dun & Bradstreet Corp. (The)	83,238	10,098,434
Equifax Inc.	270,316	31,959,461
ManpowerGroup Inc.	153,964	13,682,781
Nielsen Holdings PLC	822,852	34,518,641
Robert Half International Inc.	294,409	14,361,271
TransUnion[b]	120,818	3,736,901
Verisk Analytics Inc. Class Ab	349,537	28,371,918

		136,729,407
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.35%
CBRE Group Inc. Class Ab	691,238	21,767,085
Howard Hughes Corp. (The)[a,b]	83,859	9,568,312
Jones Lang LaSalle Inc.	103,088	10,416,011
Realogy Holdings Corp.	330,362	8,500,214

		50,251,622
ROAD & RAIL — 0.67%
AMERCO	14,106	5,213,436
Avis Budget Group Inc.[b]	178,791	6,558,054
Genesee & Wyoming Inc. Class Ab	129,846	9,012,611
Hertz Global Holdings Inc.[a,b]	160,748	3,465,727
JB Hunt Transport Services Inc.	204,533	19,854,018
Kansas City Southern	248,175	21,057,649
Landstar System Inc.	96,666	8,245,610
Old Dominion Freight Line Inc.[a,b]	154,795	13,279,863
Ryder System Inc.	122,665	9,131,183

		95,818,151
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.69%
Analog Devices Inc.	702,514	51,016,567
Cree Inc.[a,b]	228,801	6,038,058
Cypress Semiconductor Corp.	715,474	8,185,023
First Solar Inc.[a,b]	173,935	5,581,574
KLA-Tencor Corp.	355,795	27,993,951
Lam Research Corp.	364,433	38,531,501

Security	Shares	Value
Linear Technology Corp.	543,412	$33,881,738
Marvell Technology Group Ltd.	923,929	12,814,895
Maxim Integrated Products Inc.	644,615	24,862,801
Microchip Technology Inc.	479,551	30,763,197
Micron Technology Inc.[a,b]	2,370,569	51,962,872
NVIDIA Corp.	1,166,920	124,557,041
ON Semiconductor Corp.[a,b]	955,371	12,190,534
Qorvo Inc.[a,b]	290,340	15,309,628
Skyworks Solutions Inc.	436,798	32,611,339
SunPower Corp.[a,b]	131,476	869,056
Teradyne Inc.	465,236	11,816,994
Xilinx Inc.	579,947	35,011,400

		523,998,169
SOFTWARE — 3.08%
ANSYS Inc.[b]	202,973	18,772,973
Atlassian Corp. PLC Class Ab	60,190	1,449,375
Autodesk Inc.[b]	483,681	35,797,231
CA Inc.	672,133	21,353,665
Cadence Design Systems Inc.[a,b]	690,592	17,416,730
CDK Global Inc.	358,217	21,381,973
Citrix Systems Inc.[b]	354,083	31,623,153
Electronic Arts Inc.[b]	666,061	52,458,964
FireEye Inc.[a,b]	348,675	4,149,232
Fortinet Inc.[b]	331,588	9,987,430
Guidewire Software Inc.[a,b]	165,592	8,168,653
Manhattan Associates Inc.[a,b]	164,022	8,698,087
Nuance Communications Inc.[b]	511,108	7,615,509
PTC Inc.[b]	261,129	12,082,439
Red Hat Inc.[b]	413,101	28,793,140
ServiceNow Inc.[a,b]	362,976	26,983,636
Splunk Inc.[a,b]	302,539	15,474,870
SS&C Technologies Holdings Inc.	389,626	11,143,304
Symantec Corp.	1,412,020	33,733,158
Synopsys Inc.[b]	348,431	20,508,649
Tableau Software Inc. Class Aa,b	126,482	5,331,216
Tyler Technologies Inc.[b]	75,826	10,825,678
Ultimate Software Group Inc. (The)[a,b]	63,045	11,496,256
Workday Inc. Class Aa,b	268,594	17,751,377
Zynga Inc. Class Aa,b	1,671,691	4,296,246

		437,292,944

517

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2016

Security	Shares	Value
SPECIALTY RETAIL — 3.77%
Advance Auto Parts Inc.	161,557	$27,322,520
AutoNation Inc.[b]	148,939	7,245,882
AutoZone Inc.[b]	67,409	53,238,954
Bed Bath & Beyond Inc.	340,852	13,852,225
Best Buy Co. Inc.	632,373	26,983,356
Burlington Stores Inc.[b]	162,227	13,748,738
Cabela’s Inc.[a,b]	114,977	6,731,903
CarMax Inc.[a,b]	441,243	28,411,637
CST Brands Inc.	170,404	8,204,953
Dick’s Sporting Goods Inc.	202,013	10,726,890
Foot Locker Inc.	310,732	22,027,792
GameStop Corp. Class A	234,323	5,918,999
Gap Inc. (The)	510,441	11,454,296
L Brands Inc.	553,775	36,460,546
Michaels Companies Inc. (The)[b]	213,688	4,369,920
Murphy USA Inc.[a,b]	84,768	5,210,689
O’Reilly Automotive Inc.[a,b]	216,623	60,310,009
Penske Automotive Group Inc.	87,917	4,557,617
Ross Stores Inc.	902,389	59,196,718
Sally Beauty Holdings Inc.[a,b]	335,228	8,856,724
Signet Jewelers Ltd.	160,420	15,121,189
Staples Inc.	1,478,795	13,383,095
Tiffany & Co.	252,427	19,545,423
Tractor Supply Co.	307,303	23,296,640
Ulta Salon Cosmetics & Fragrance Inc.[b]	133,590	34,057,435
Urban Outfitters Inc.[b]	205,249	5,845,492
Williams-Sonoma Inc.	204,765	9,908,578

		535,988,220
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.56%
NCR Corp.[a,b]	282,798	11,470,287
NetApp Inc.	667,897	23,556,727
Western Digital Corp.	645,708	43,875,859

		78,902,873
TEXTILES, APPAREL & LUXURY GOODS — 1.03%
Carter’s Inc.	114,813	9,918,695
Coach Inc.	635,242	22,246,175
Hanesbrands Inc.	869,220	18,749,075
Kate Spade & Co.[b]	294,704	5,502,124
lululemon athletica Inc.[a,b]	222,906	14,486,661
Michael Kors Holdings Ltd.[a,b]	373,311	16,044,907

Security	Shares	Value
PVH Corp.	186,028	$16,787,167
Ralph Lauren Corp.	130,827	11,816,295
Skechers U.S.A. Inc. Class Aa,b	299,401	7,359,276
Under Armour Inc. Class Aa,b	419,812	12,195,539
Under Armour Inc. Class Cb	425,402	10,707,368

		145,813,282
THRIFTS & MORTGAGE FINANCE — 0.14%
New York Community Bancorp. Inc.	1,078,929	17,165,760
TFS Financial Corp.	130,390	2,482,626

		19,648,386
TRADING COMPANIES & DISTRIBUTORS — 0.96%
Air Lease Corp.	220,617	7,573,782
Fastenal Co.	656,791	30,856,041
HD Supply Holdings Inc.[b]	457,634	19,454,021
Herc Holdings Inc.[a,b]	54,152	2,174,744
MSC Industrial Direct Co. Inc. Class A	101,224	9,352,085
United Rentals Inc.[b]	203,548	21,490,598
Watsco Inc.	59,365	8,793,144
WESCO International Inc.[b]	111,221	7,401,758
WW Grainger Inc.	126,250	29,321,562

		136,417,735
TRANSPORTATION INFRASTRUCTURE — 0.10%
Macquarie Infrastructure Corp.	171,234	13,989,818

		13,989,818
WATER UTILITIES — 0.29%
American Water Works Co. Inc.	406,215	29,393,717
Aqua America Inc.	410,851	12,341,964

		41,735,681
WIRELESS TELECOMMUNICATION SERVICES — 0.16%
Sprint Corp.[a,b]	1,736,398	14,620,471
Telephone & Data Systems Inc.	219,310	6,331,480
U.S. Cellular Corp.[b]	31,385	1,372,152

		22,324,103

TOTAL COMMON STOCKS
(Cost: $11,570,018,633)		14,170,109,654

518

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 4.97%

MONEY MARKET FUNDS — 4.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	685,760,401	$685,897,553
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	20,986,672	20,986,672

		706,884,225

TOTAL SHORT-TERM INVESTMENTS
(Cost: $706,757,572)		706,884,225

TOTAL INVESTMENTS IN SECURITIES — 104.67%
(Cost: $12,276,776,205)[f]		14,876,993,879
Other Assets, Less Liabilities — (4.67)%		(664,406,337)

NET ASSETS — 100.00%		$14,212,587,542

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $12,516,885,853. Net unrealized appreciation was $2,360,108,026, of which $3,215,552,393 represented gross unrealized appreciation on securities and $855,444,367 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	99	Mar. 2017	Chicago Mercantile	$11,077,417	$11,069,190	$(8,227)
S&P MidCap 400 E-Mini	169	Mar. 2017	Chicago Mercantile	28,283,719	28,038,790	(244,929)

			Net unrealized depreciation			$(253,156)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

519

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP ETF

December 31, 2016

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$14,170,109,654	$—	$—	$14,170,109,654
Money market funds	706,884,225	—	—	706,884,225

Total	$14,876,993,879	$—	$—	$14,876,993,879

Derivative financial instruments[a]:
Liabilities:
Futures contracts	(253,156)	—	—	(253,156)

Total	$(253,156)	$—	$—	$(253,156)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

520

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.80%

AEROSPACE & DEFENSE — 2.12%
B/E Aerospace Inc.	251,246	$15,122,497
BWX Technologies Inc.	229,453	9,109,284
HEICO Corp.	47,951	3,699,420
HEICO Corp. Class A	94,449	6,413,087
Hexcel Corp.	228,010	11,728,834
Huntington Ingalls Industries Inc.	95,779	17,641,534
Rockwell Collins Inc.	319,924	29,676,150
Spirit AeroSystems Holdings Inc. Class A	154,686	9,025,928
Textron Inc.	206,464	10,025,892
TransDigm Group Inc.	123,115	30,650,711

		143,093,337
AIR FREIGHT & LOGISTICS — 0.63%
CH Robinson Worldwide Inc.	349,813	25,627,301
Expeditors International of Washington Inc.	314,745	16,668,895

		42,296,196
AIRLINES — 0.34%
Alaska Air Group Inc.	240,989	21,382,954
JetBlue Airways Corp.[a]	58,441	1,310,247

		22,693,201
AUTO COMPONENTS — 1.27%
Adient PLC[a]	49,205	2,883,413
BorgWarner Inc.	65,338	2,576,931
Delphi Automotive PLC	671,008	45,192,389
Gentex Corp.	449,485	8,850,359
Lear Corp.	149,500	19,789,315
Visteon Corp.	84,306	6,773,144

		86,065,551
AUTOMOBILES — 0.56%
Harley-Davidson Inc.	444,908	25,955,933
Thor Industries Inc.	118,384	11,844,319

		37,800,252
BANKS — 1.18%
Citizens Financial Group Inc.	537,504	19,151,267
First Hawaiian Inc.	6,462	225,007
First Republic Bank/CA	287,669	26,505,822
Signature Bank/New York NYa	76,676	11,516,735
SVB Financial Group[a,b]	94,266	16,181,702

Security	Shares	Value
Western Alliance Bancorp.[a,b]	127,730	$6,221,728

		79,802,261
BEVERAGES — 0.98%
Brown-Forman Corp. Class A	126,551	5,852,983
Brown-Forman Corp. Class B	428,415	19,244,402
Dr Pepper Snapple Group Inc.	455,546	41,304,356

		66,401,741
BIOTECHNOLOGY — 2.48%
ACADIA Pharmaceuticals Inc.[a,b]	235,368	6,788,013
Agios Pharmaceuticals Inc.[a,b]	76,736	3,202,193
Alkermes PLC[a]	367,663	20,434,710
Alnylam Pharmaceuticals Inc.[a,b]	159,822	5,983,736
BioMarin Pharmaceutical Inc.[a]	419,531	34,753,948
Incyte Corp.[a]	399,888	40,096,770
Intercept Pharmaceuticals Inc.[a,b]	40,171	4,364,579
Intrexon Corp.[a,b]	136,323	3,312,649
Ionis Pharmaceuticals Inc.[a,b]	296,252	14,169,733
Juno Therapeutics Inc.[a,b]	139,332	2,626,408
Neurocrine Biosciences Inc.[a]	211,726	8,193,796
OPKO Health Inc.[a,b]	724,164	6,734,725
Seattle Genetics Inc.[a,b]	236,694	12,490,343
United Therapeutics Corp.[a,b]	30,091	4,315,952

		167,467,555
BUILDING PRODUCTS — 1.52%
Allegion PLC	236,163	15,114,432
AO Smith Corp.	358,689	16,983,924
Fortune Brands Home & Security Inc.	373,520	19,968,379
Johnson Controls International PLC	482,823	19,887,480
Lennox International Inc.	90,531	13,866,633
Masco Corp.	530,207	16,765,145

		102,585,993
CAPITAL MARKETS — 3.54%
Affiliated Managers Group Inc.[a]	115,350	16,760,355
Ameriprise Financial Inc.	117,526	13,038,334
Artisan Partners Asset Management Inc.	92,439	2,750,060
CBOE Holdings Inc.	199,268	14,723,912
Donnelley Financial Solutions Inc.[a]	42,761	982,648
Eaton Vance Corp. NVS	269,975	11,306,553
FactSet Research Systems Inc.	98,428	16,086,088

521

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2016

Security	Shares	Value
Federated Investors Inc. Class B	190,239	$5,379,959
Interactive Brokers Group Inc. Class A	17,613	643,051
Invesco Ltd.	169,392	5,139,353
Lazard Ltd. Class A	43,766	1,798,345
LPL Financial Holdings Inc.	29,965	1,055,068
MarketAxess Holdings Inc.	90,174	13,248,364
Moody’s Corp.	372,637	35,128,490
Morningstar Inc.	44,273	3,256,722
MSCI Inc.	224,059	17,651,368
NorthStar Asset Management Group Inc.	455,175	6,791,211
SEI Investments Co.	314,249	15,511,331
T Rowe Price Group Inc.	455,901	34,311,109
TD Ameritrade Holding Corp.	544,331	23,732,832

		239,295,153
CHEMICALS — 1.67%
Axalta Coating Systems Ltd.[a]	405,161	11,020,379
Celanese Corp. Series A	33,388	2,628,971
FMC Corp.	265,043	14,990,832
International Flavors & Fragrances Inc.	195,961	23,090,085
NewMarket Corp.	16,858	7,145,095
RPM International Inc.	320,799	17,268,610
Scotts Miracle-Gro Co. (The) Class A	102,377	9,782,122
Valspar Corp. (The)	193,063	20,003,257
Valvoline Inc.[b]	10,657	229,126
WR Grace & Co.	96,208	6,507,509

		112,665,986
COMMERCIAL SERVICES & SUPPLIES — 1.35%
Cintas Corp.	218,105	25,204,214
Clean Harbors Inc.[a,b]	9,981	555,442
Copart Inc.[a,b]	240,575	13,330,261
Covanta Holding Corp.	286,012	4,461,787
KAR Auction Services Inc.	338,877	14,442,938
LSC Communications Inc.	42,761	1,269,146
Pitney Bowes Inc.	464,370	7,053,780
Rollins Inc.	236,037	7,973,330
RR Donnelley & Sons Co.	110,218	1,798,758
Stericycle Inc.[a,b]	191,718	14,769,955

		90,859,611

Security	Shares	Value
COMMUNICATIONS EQUIPMENT — 1.17%
Arista Networks Inc.[a,b]	95,942	$9,284,307
ARRIS International PLC[a]	105,926	3,191,550
CommScope Holding Co. Inc.[a]	315,006	11,718,223
F5 Networks Inc.[a,b]	164,838	23,855,355
Motorola Solutions Inc.	48,460	4,016,850
Palo Alto Networks Inc.[a,b]	213,615	26,712,556

		78,778,841
CONSTRUCTION & ENGINEERING — 0.14%
Quanta Services Inc.[a]	97,092	3,383,656
Valmont Industries Inc.	42,919	6,047,287

		9,430,943
CONSTRUCTION MATERIALS — 1.19%
Eagle Materials Inc.	115,010	11,331,935
Martin Marietta Materials Inc.	141,273	31,296,208
Vulcan Materials Co.	303,093	37,932,089

		80,560,232
CONSUMER FINANCE — 0.07%
Credit Acceptance Corp.[a,b]	20,313	4,418,281

		4,418,281
CONTAINERS & PACKAGING — 2.11%
AptarGroup Inc.	39,114	2,872,923
Avery Dennison Corp.	206,755	14,518,336
Ball Corp.	419,974	31,527,448
Bemis Co. Inc.	33,189	1,587,098
Berry Plastics Group Inc.[a,b]	297,384	14,491,522
Crown Holdings Inc.[a]	331,171	17,409,660
Graphic Packaging Holding Co.	552,004	6,889,010
Owens-Illinois Inc.[a]	396,997	6,911,718
Packaging Corp. of America	229,953	19,504,613
Sealed Air Corp.	482,655	21,883,578
Silgan Holdings Inc.	91,344	4,674,986

		142,270,892
DISTRIBUTORS — 0.97%
Genuine Parts Co.	338,623	32,352,042
LKQ Corp.[a]	749,843	22,982,688
Pool Corp.	99,327	10,363,779

		65,698,509
DIVERSIFIED CONSUMER SERVICES — 0.38%
Service Corp. International/U.S.	461,632	13,110,349
ServiceMaster Global Holdings Inc.[a]	333,561	12,565,243

		25,675,592

522

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2016

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.49%
SBA Communications Corp. Class Aa,b	195,230	$20,159,450
Zayo Group Holdings Inc.[a,b]	401,720	13,200,519

		33,359,969
ELECTRICAL EQUIPMENT — 1.09%
Acuity Brands Inc.	106,909	24,681,012
AMETEK Inc.	102,340	4,973,724
Hubbell Inc.	86,708	10,118,823
Rockwell Automation Inc.	252,900	33,989,760

		73,763,319
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.88%
Amphenol Corp. Class A	737,432	49,555,430
CDW Corp./DE	397,769	20,719,787
Cognex Corp.	199,822	12,712,676
Fitbit Inc.[a,b]	257,780	1,886,949
IPG Photonics Corp.[a,b]	73,201	7,225,671
National Instruments Corp.	196,926	6,069,259
Trimble Inc.[a]	489,973	14,772,686
VeriFone Systems Inc.[a,b]	268,308	4,757,101
Zebra Technologies Corp. Class Aa,b	104,201	8,936,278

		126,635,837
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.37%
Alexandria Real Estate Equities Inc.	18,254	2,028,567
Boston Properties Inc.	64,096	8,061,995
Care Capital Properties Inc.[b]	20,069	501,725
CubeSmart	296,886	7,947,638
CyrusOne Inc.[b]	152,920	6,840,112
Digital Realty Trust Inc.[b]	273,237	26,848,268
Empire State Realty Trust Inc. Class Ab	183,642	3,707,732
Equinix Inc.	170,202	60,831,897
Equity Lifestyle Properties Inc.	187,992	13,554,223
Essex Property Trust Inc.[b]	66,928	15,560,760
Extra Space Storage Inc.[b]	294,834	22,772,978
Federal Realty Investment Trust	173,570	24,666,033
Healthcare Trust of America Inc. Class Ab	244,663	7,122,140
Iron Mountain Inc.[b]	636,461	20,672,253

Security	Shares	Value
Lamar Advertising Co. Class Ab	201,821	$13,570,444
Life Storage Inc.	73,628	6,277,523
Omega Healthcare Investors Inc.[b]	164,961	5,156,681
Outfront Media Inc.	54,028	1,343,676
Pinnacle Entertainment Inc.	460,595	14,103,419
Regency Centers Corp.[b]	44,465	3,065,862
Senior Housing Properties Trust	63,079	1,194,085
Tanger Factory Outlet Centers Inc.[b]	207,326	7,418,124
Taubman Centers Inc.	71,549	5,289,618
Ventas Inc.	261,434	16,344,854

		294,880,607
FOOD & STAPLES RETAILING — 0.67%
Casey’s General Stores Inc.	95,640	11,369,683
Rite Aid Corp.[a]	2,515,803	20,730,217
Sprouts Farmers Market Inc.[a,b]	324,464	6,138,859
U.S. Foods Holding Corp.[a]	111,087	3,052,671
Whole Foods Market Inc.	131,400	4,041,864

		45,333,294
FOOD PRODUCTS — 4.40%
Blue Buffalo Pet Products Inc.[a,b]	147,334	3,541,909
Campbell Soup Co.	458,091	27,700,763
Conagra Brands Inc.	848,963	33,576,487
Flowers Foods Inc.	384,040	7,669,279
Hain Celestial Group Inc. (The)[a]	186,859	7,293,107
Hershey Co. (The)	344,693	35,651,597
Hormel Foods Corp.	582,571	20,279,297
Ingredion Inc.	124,715	15,584,386
Kellogg Co.	563,709	41,550,990
Lamb Weston Holdings Inc.[a]	283,536	10,731,838
McCormick & Co. Inc./MD	284,200	26,524,386
Mead Johnson Nutrition Co.	165,679	11,723,446
Pilgrim’s Pride Corp.[b]	20,853	395,998
Post Holdings Inc.[a,b]	91,304	7,339,929
TreeHouse Foods Inc.[a,b]	42,785	3,088,649
Tyson Foods Inc. Class A	333,715	20,583,541
WhiteWave Foods Co. (The)[a]	426,919	23,736,696

		296,972,298
HEALTH CARE EQUIPMENT & SUPPLIES — 5.78%
ABIOMED Inc.[a]	97,634	11,001,399
Alere Inc.[a]	39,110	1,524,117
Align Technology Inc.[a]	177,633	17,075,860

523

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2016

Security	Shares	Value
Cooper Companies Inc. (The)	90,876	$15,896,939
CR Bard Inc.	180,559	40,564,385
DexCom Inc.[a,b]	202,258	12,074,803
Edwards Lifesciences Corp.[a]	518,952	48,625,802
Hill-Rom Holdings Inc.	150,741	8,462,600
Hologic Inc.[a]	685,641	27,507,917
IDEXX Laboratories Inc.[a]	218,048	25,570,489
Intuitive Surgical Inc.[a,b]	92,886	58,905,515
ResMed Inc.[b]	340,549	21,131,065
St. Jude Medical Inc.	474,750	38,070,202
Teleflex Inc.	19,905	3,207,691
Varian Medical Systems Inc.[a,b]	233,134	20,930,770
West Pharmaceutical Services Inc.	176,608	14,981,657
Zimmer Biomet Holdings Inc.	240,974	24,868,517

		390,399,728
HEALTH CARE PROVIDERS & SERVICES — 2.58%
Acadia Healthcare Co. Inc.[a,b]	62,420	2,066,102
AmerisourceBergen Corp.	403,954	31,585,163
Centene Corp.[a]	302,573	17,098,400
DaVita Inc.[a]	162,267	10,417,542
Envision Healthcare Corp.[a,b]	202,013	12,785,403
Henry Schein Inc.[a,b]	201,193	30,522,990
Laboratory Corp. of America Holdings[a]	112,869	14,490,122
MEDNAX Inc.[a,b]	158,536	10,568,010
Patterson Companies Inc.	206,279	8,463,627
Premier Inc.[a,b]	33,693	1,022,920
Tenet Healthcare Corp.[a]	196,875	2,921,625
Universal Health Services Inc. Class B	52,187	5,551,653
VCA Inc.[a,b]	191,254	13,129,587
WellCare Health Plans Inc.[a]	100,301	13,749,261

		174,372,405
HEALTH CARE TECHNOLOGY — 0.82%
athenahealth Inc.[a,b]	95,917	10,087,591
Cerner Corp.[a,b]	722,820	34,239,984
Inovalon Holdings Inc.[a,b]	147,568	1,519,950
Veeva Systems Inc.[a,b]	236,226	9,614,398

		55,461,923
HOTELS, RESTAURANTS & LEISURE — 3.84%
Aramark	257,350	9,192,542
Brinker International Inc.	121,526	6,019,183

Security	Shares	Value
Chipotle Mexican Grill Inc.[a]	69,407	$26,188,649
Choice Hotels International Inc.	55,952	3,136,110
Darden Restaurants Inc.	285,006	20,725,636
Domino’s Pizza Inc.	122,835	19,560,245
Dunkin’ Brands Group Inc.	225,613	11,831,146
Extended Stay America Inc.	24,604	397,355
Hilton Worldwide Holdings Inc.	1,133,129	30,821,109
Hyatt Hotels Corp. Class Aa	3,300	182,358
Marriott International Inc./MD Class A	597,763	49,423,045
MGM Resorts International[a]	105,854	3,051,771
Norwegian Cruise Line Holdings Ltd.[a,b]	35,814	1,523,169
Panera Bread Co. Class Aa,b	54,972	11,274,207
Six Flags Entertainment Corp.	176,037	10,555,179
Vail Resorts Inc.	95,531	15,410,106
Wendy’s Co. (The)	295,399	3,993,794
Wyndham Worldwide Corp.	269,308	20,567,052
Wynn Resorts Ltd.	179,677	15,543,857

		259,396,513
HOUSEHOLD DURABLES — 2.48%
CalAtlantic Group Inc.	22,375	760,974
DR Horton Inc.	455,959	12,461,359
Harman International Industries Inc.	80,231	8,918,478
Leggett & Platt Inc.	326,152	15,942,310
Lennar Corp. Class A	232,275	9,971,566
Lennar Corp. Class B	12,502	431,319
Mohawk Industries Inc.[a]	119,842	23,930,051
Newell Brands Inc.	1,156,597	51,642,056
NVR Inc.[a]	8,604	14,360,076
PulteGroup Inc.	250,820	4,610,072
Tempur Sealy International Inc.[a,b]	130,971	8,942,700
Toll Brothers Inc.[a]	177,924	5,515,644
Tupperware Brands Corp.	123,617	6,504,726
Whirlpool Corp.	18,072	3,284,947

		167,276,278
HOUSEHOLD PRODUCTS — 1.03%
Church & Dwight Co. Inc.	630,505	27,862,016
Clorox Co. (The)	271,269	32,557,705
Energizer Holdings Inc.	44,936	2,004,595
Spectrum Brands Holdings Inc.	60,463	7,396,439

		69,820,755

524

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2016

Security	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.42%
Carlisle Companies Inc.	45,845	$5,056,245
Roper Technologies Inc.	125,408	22,959,697

		28,015,942
INSURANCE — 0.64%
AmTrust Financial Services Inc.	15,387	421,296
Arthur J Gallagher & Co.	296,288	15,395,125
Brown & Brown Inc.	17,033	764,100
Erie Indemnity Co. Class A	43,813	4,926,772
Lincoln National Corp.	133,500	8,847,045
Progressive Corp. (The)	137,140	4,868,470
XL Group Ltd.	215,103	8,014,738

		43,237,546
INTERNET & DIRECT MARKETING RETAIL — 0.94%
Expedia Inc.	293,396	33,235,899
Groupon Inc.[a,b]	896,257	2,975,573
Liberty Expedia Holdings Inc. Class Aa	24,039	953,627
Liberty Interactive Corp. QVC Group Series Aa	615,402	12,295,732
Liberty Ventures Series Aa,b	36,082	1,330,344
TripAdvisor Inc.[a]	280,362	13,000,386

		63,791,561
INTERNET SOFTWARE & SERVICES — 1.73%
Akamai Technologies Inc.[a]	376,407	25,098,819
CommerceHub Inc. Series Aa	5,965	89,535
CommerceHub Inc. Series Ca	12,006	180,450
CoStar Group Inc.[a,b]	78,609	14,817,010
GoDaddy Inc. Class Aa,b	114,394	3,998,070
IAC/InterActiveCorp	135,731	8,794,011
Match Group Inc.[a,b]	70,456	1,204,798
Nutanix Inc. Class Aa,b	28,954	769,018
Pandora Media Inc.[a,b]	457,852	5,970,390
Twilio Inc. Class Aa,b	37,827	1,091,309
Twitter Inc.[a,b]	1,375,420	22,419,346
VeriSign Inc.[a,b]	233,576	17,768,126
Yelp Inc.[a]	126,720	4,831,834
Zillow Group Inc. Class Aa,b	87,650	3,194,843
Zillow Group Inc. Class Ca,b	175,178	6,388,742

		116,616,301
IT SERVICES — 6.88%
Alliance Data Systems Corp.	141,832	32,408,612

Security	Shares	Value
Black Knight Financial Services Inc. Class Aa,b	54,275	$2,051,595
Booz Allen Hamilton Holding Corp.	262,961	9,485,003
Broadridge Financial Solutions Inc.	289,831	19,215,795
CoreLogic Inc./U.S.[a]	125,393	4,618,224
CSRA Inc.	402,284	12,808,723
DST Systems Inc.	80,814	8,659,220
Euronet Worldwide Inc.[a]	122,636	8,882,525
Fidelity National Information Services Inc.	454,265	34,360,605
First Data Corp. Class Aa,b	769,934	10,925,363
Fiserv Inc.[a,b]	545,659	57,992,639
FleetCor Technologies Inc.[a]	225,071	31,852,048
Gartner Inc.[a]	195,401	19,749,179
Genpact Ltd.[a,b]	370,055	9,007,139
Global Payments Inc.	376,931	26,162,781
Jack Henry & Associates Inc.	193,777	17,203,522
Leidos Holdings Inc.	163,661	8,369,624
Paychex Inc.	792,830	48,267,490
Sabre Corp.	509,763	12,718,587
Square Inc.[a,b]	125,772	1,714,272
Teradata Corp.[a,b]	318,854	8,663,263
Total System Services Inc.	406,174	19,914,711
Vantiv Inc. Class Aa	379,004	22,596,218
Western Union Co. (The)	1,209,362	26,267,343
WEX Inc.[a]	94,871	10,587,604

		464,482,085
LEISURE PRODUCTS — 1.00%
Brunswick Corp./DE	181,166	9,880,794
Hasbro Inc.	276,065	21,475,096
Mattel Inc.	838,227	23,093,154
Polaris Industries Inc.[b]	148,136	12,204,925
Vista Outdoor Inc.[a]	25,826	952,979

		67,606,948
LIFE SCIENCES TOOLS & SERVICES — 2.32%
Agilent Technologies Inc.	209,789	9,557,987
Bio-Techne Corp.	90,375	9,293,261
Bruker Corp.	252,341	5,344,582
Charles River Laboratories International Inc.[a]	114,852	8,750,574
Illumina Inc.[a,b]	359,493	46,029,484

525

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2016

Security	Shares	Value
Mettler-Toledo International Inc.[a]	64,488	$26,992,097
Patheon NVa,b	46,289	1,328,957
PerkinElmer Inc.	56,586	2,950,960
Quintiles IMS Holdings Inc.[a]	274,270	20,858,234
VWR Corp.[a,b]	10,944	273,928
Waters Corp.[a,b]	188,669	25,355,227

		156,735,291
MACHINERY — 2.98%
Donaldson Co. Inc.	288,184	12,126,783
Flowserve Corp.	194,421	9,341,929
Graco Inc.	135,915	11,293,177
IDEX Corp.	174,121	15,681,337
Ingersoll-Rand PLC	317,636	23,835,406
Lincoln Electric Holdings Inc.	94,943	7,279,280
Manitowoc Foodservice Inc.[a]	138,298	2,673,300
Middleby Corp. (The)[a,b]	139,315	17,945,165
Nordson Corp.	140,328	15,723,752
PACCAR Inc.	73,942	4,724,894
Snap-on Inc.	104,218	17,849,417
Stanley Black & Decker Inc.	44,354	5,086,960
Toro Co. (The)	262,937	14,711,325
WABCO Holdings Inc.[a]	130,014	13,800,986
Wabtec Corp./DE	211,758	17,580,149
Xylem Inc./NY	229,453	11,362,513

		201,016,373
MEDIA — 2.91%
AMC Networks Inc. Class Aa,b	146,647	7,675,504
Cable One Inc.	11,540	7,174,764
Cinemark Holdings Inc.	260,857	10,006,475
Clear Channel Outdoor Holdings Inc. Class A	44,859	226,538
Discovery Communications Inc. Class Aa,b	342,554	9,389,405
Discovery Communications Inc. Class C NVS[a,b]	508,516	13,618,058
Interpublic Group of Companies Inc. (The)	986,356	23,090,594
Lions Gate Entertainment Corp. Class A	74,296	1,998,562
Lions Gate Entertainment Corp. Class Ba,b	214,914	5,273,995
Live Nation Entertainment Inc.[a]	180,504	4,801,406

Security	Shares	Value
Madison Square Garden Co. (The)[a]	4,668	$800,609
Omnicom Group Inc.	580,917	49,441,846
Regal Entertainment Group Class A	55,166	1,136,420
Scripps Networks Interactive Inc. Class A	202,712	14,467,555
Sirius XM Holdings Inc.[b]	4,382,999	19,504,346
Tribune Media Co.	14,819	518,369
Viacom Inc. Class A	21,597	831,485
Viacom Inc. Class B NVS	747,445	26,235,319

		196,191,250
METALS & MINING — 0.24%
Freeport-McMoRan Inc.[a]	712,789	9,401,687
Royal Gold Inc.	10,281	651,301
Southern Copper Corp.	91,948	2,936,819
Steel Dynamics Inc.	86,567	3,080,054

		16,069,861
MULTILINE RETAIL — 1.62%
Dollar General Corp.	699,645	51,822,705
Dollar Tree Inc.[a]	557,152	43,000,992
Nordstrom Inc.	303,326	14,538,415

		109,362,112
OIL, GAS & CONSUMABLE FUELS — 1.44%
Cabot Oil & Gas Corp.	799,074	18,666,369
Chesapeake Energy Corp.[a]	124,964	877,247
Cimarex Energy Co.	36,255	4,927,055
Continental Resources Inc./OKa,b	94,551	4,873,159
Devon Energy Corp.	114,102	5,211,038
Diamondback Energy Inc.[a,b]	47,057	4,755,580
Extraction Oil & Gas Inc.[a,b]	12,410	248,696
Newfield Exploration Co.[a]	122,236	4,950,558
ONEOK Inc.	513,921	29,504,205
Parsley Energy Inc. Class Aa	35,765	1,260,359
Southwestern Energy Co.[a,b]	1,206,098	13,049,980
Williams Companies Inc. (The)	282,328	8,791,694

		97,115,940
PERSONAL PRODUCTS — 0.17%
Coty Inc. Class A	60,919	1,115,427
Herbalife Ltd.[a,b]	181,710	8,747,519
Nu Skin Enterprises Inc. Class A	38,459	1,837,571

		11,700,517

526

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2016

Security	Shares	Value
PHARMACEUTICALS — 0.96%
Akorn Inc.[a]	205,086	$4,477,027
Zoetis Inc.	1,120,585	59,984,915

		64,461,942
PROFESSIONAL SERVICES — 1.74%
Dun & Bradstreet Corp. (The)	36,045	4,372,979
Equifax Inc.	291,208	34,429,522
Nielsen Holdings PLC	692,772	29,061,786
Robert Half International Inc.	313,572	15,296,042
TransUnion[a]	130,066	4,022,941
Verisk Analytics Inc. Class Aa	376,713	30,577,794

		117,761,064
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.34%
CBRE Group Inc. Class Aa	736,895	23,204,824

		23,204,824
ROAD & RAIL — 0.74%
AMERCO	9,439	3,488,560
Avis Budget Group Inc.[a]	191,228	7,014,243
Hertz Global Holdings Inc.[a]	33,822	729,202
JB Hunt Transport Services Inc.	216,767	21,041,573
Landstar System Inc.	103,761	8,850,813
Old Dominion Freight Line Inc.[a,b]	103,254	8,858,161

		49,982,552
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.79%
Cree Inc.[a,b]	85,584	2,258,562
KLA-Tencor Corp.	383,405	30,166,305
Lam Research Corp.	313,283	33,123,412
Linear Technology Corp.	275,026	17,147,871
Maxim Integrated Products Inc.	694,781	26,797,703
Microchip Technology Inc.	516,637	33,142,263
NVIDIA Corp.	1,252,013	133,639,868
ON Semiconductor Corp.[a,b]	99,747	1,272,772
Qorvo Inc.[a,b]	30,351	1,600,408
Skyworks Solutions Inc.	428,210	31,970,159
Xilinx Inc.	198,366	11,975,355

		323,094,678
SOFTWARE — 5.25%
ANSYS Inc.[a]	55,076	5,093,979
Atlassian Corp. PLC Class Aa,b	63,309	1,524,481
Autodesk Inc.[a]	425,856	31,517,603

Security	Shares	Value
Cadence Design Systems Inc.[a]	736,085	$18,564,064
CDK Global Inc.	380,421	22,707,329
Citrix Systems Inc.[a]	381,353	34,058,636
Electronic Arts Inc.[a,b]	715,239	56,332,224
FireEye Inc.[a,b]	85,362	1,015,808
Fortinet Inc.[a]	356,382	10,734,226
Guidewire Software Inc.[a,b]	178,217	8,791,445
Manhattan Associates Inc.[a]	176,360	9,352,371
Nuance Communications Inc.[a]	417,521	6,221,063
PTC Inc.[a]	125,006	5,784,028
Red Hat Inc.[a]	444,981	31,015,176
ServiceNow Inc.[a,b]	387,386	28,798,275
Splunk Inc.[a,b]	322,329	16,487,128
SS&C Technologies Holdings Inc.	380,828	10,891,681
Symantec Corp.	210,452	5,027,698
Synopsys Inc.[a]	33,761	1,987,172
Tableau Software Inc. Class Aa	135,579	5,714,655
Tyler Technologies Inc.[a]	81,302	11,607,486
Ultimate Software Group Inc. (The)[a]	67,584	12,323,942
Workday Inc. Class Aa,b	286,839	18,957,189

		354,507,659
SPECIALTY RETAIL — 6.00%
Advance Auto Parts Inc.	173,979	29,423,329
AutoNation Inc.[a]	63,913	3,109,367
AutoZone Inc.[a]	72,364	57,152,364
Bed Bath & Beyond Inc.	36,264	1,473,769
Burlington Stores Inc.[a]	99,033	8,393,047
Cabela’s Inc.[a]	15,258	893,356
CarMax Inc.[a,b]	474,919	30,580,034
Dick’s Sporting Goods Inc.	168,047	8,923,296
Foot Locker Inc.	298,128	21,134,294
Gap Inc. (The)	34,459	773,260
L Brands Inc.	108,060	7,114,670
Michaels Companies Inc. (The)[a]	175,369	3,586,296
Murphy USA Inc.[a,b]	55,334	3,401,381
O’Reilly Automotive Inc.[a,b]	232,437	64,712,785
Ross Stores Inc.	968,259	63,517,790
Sally Beauty Holdings Inc.[a,b]	359,758	9,504,806
Signet Jewelers Ltd.	155,190	14,628,209
Tractor Supply Co.	327,892	24,857,493
Ulta Salon Cosmetics & Fragrance Inc.[a]	143,848	36,672,609

527

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2016

Security	Shares	Value
Urban Outfitters Inc.[a]	171,721	$4,890,614
Williams-Sonoma Inc.	217,458	10,522,793

		405,265,562
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.18%
NCR Corp.[a]	303,923	12,327,117

		12,327,117
TEXTILES, APPAREL & LUXURY GOODS — 1.58%
Carter’s Inc.	123,199	10,643,162
Coach Inc.	129,127	4,522,027
Hanesbrands Inc.	928,141	20,020,001
Kate Spade & Co.[a]	307,793	5,746,495
lululemon athletica Inc.[a,b]	239,021	15,533,975
Michael Kors Holdings Ltd.[a,b]	398,070	17,109,049
Ralph Lauren Corp.	9,596	866,711
Skechers U.S.A. Inc. Class Aa,b	320,632	7,881,134
Under Armour Inc. Class Aa,b	450,553	13,088,565
Under Armour Inc. Class Ca	455,813	11,472,813

		106,883,932
TRADING COMPANIES & DISTRIBUTORS — 1.83%
Air Lease Corp.	117,343	4,028,385
Fastenal Co.	707,381	33,232,759
HD Supply Holdings Inc.[a]	491,782	20,905,653
Herc Holdings Inc.[a]	12,442	499,671
MSC Industrial Direct Co. Inc. Class A	45,148	4,171,224
United Rentals Inc.[a]	185,557	19,591,108
Watsco Inc.	63,880	9,461,905
WW Grainger Inc.	135,987	31,582,981

		123,473,686

TOTAL COMMON STOCKS
(Cost: $5,809,611,386)		6,738,437,796

SHORT-TERM INVESTMENTS — 6.44%

MONEY MARKET FUNDS — 6.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	425,277,899	425,362,954

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	9,099,956	$9,099,956

		434,462,910

TOTAL SHORT-TERM INVESTMENTS
(Cost: $434,382,053)		434,462,910

TOTAL INVESTMENTS IN SECURITIES — 106.24%
(Cost: $6,243,993,439)[f]		7,172,900,706
Other Assets, Less Liabilities — (6.24)%		(421,267,110)

NET ASSETS — 100.00%		$6,751,633,596

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $6,291,827,315. Net unrealized appreciation was $881,073,391, of which $1,183,634,461 represented gross unrealized appreciation on securities and $302,561,070 represented gross unrealized depreciation on securities.

528

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP GROWTH ETF

December 31, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	42	Mar. 2017	Chicago Mercantile	$4,695,878	$4,696,020	$142
S&P MidCap 400 E-Mini	40	Mar. 2017	Chicago Mercantile	6,702,728	6,636,400	(66,328)

				Net unrealized depreciation		$(66,186)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$6,738,437,796	$—	$—	$6,738,437,796
Money market funds	434,462,910	—	—	434,462,910

Total	$7,172,900,706	$—	$—	$7,172,900,706

Derivative financial instruments[a]:
Assets:
Futures contracts	$142	$—	$—	$142
Liabilities:
Futures contracts	(66,328)	—	—	(66,328)

Total	$(66,186)	$—	$—	$(66,186)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

529

Schedule of Investments (Unaudited)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.63%

AEROSPACE & DEFENSE — 1.12%
Arconic Inc.	1,154,735	$21,408,787
Huntington Ingalls Industries Inc.	20,353	3,748,819
L3 Technologies Inc.	202,018	30,728,958
Orbital ATK Inc.	154,533	13,557,180
Spirit AeroSystems Holdings Inc. Class A	156,227	9,115,845
Textron Inc.[a]	488,442	23,718,744

		102,278,333
AIR FREIGHT & LOGISTICS — 0.08%
Expeditors International of Washington Inc.	142,748	7,559,934

		7,559,934
AIRLINES — 1.83%
Alaska Air Group Inc.	56,131	4,980,504
American Airlines Group Inc.	1,394,167	65,093,657
Copa Holdings SA Class Aa	82,353	7,480,123
JetBlue Airways Corp.[b]	781,089	17,512,015
Spirit Airlines Inc.[a,b]	189,286	10,952,088
United Continental Holdings Inc.[b]	836,080	60,933,511

		166,951,898
AUTO COMPONENTS — 0.68%
Adient PLC[b]	191,088	11,197,757
BorgWarner Inc.	501,180	19,766,539
Gentex Corp.	266,375	5,244,924
Goodyear Tire & Rubber Co. (The)	699,610	21,596,961
Lear Corp.	33,707	4,461,795

		62,267,976
BANKS — 6.80%
Associated Banc-Corp.	395,626	9,771,962
Bank of Hawaii Corp.	112,267	9,956,960
BankUnited Inc.	263,273	9,922,759
BOK Financial Corp.	67,922	5,640,243
CIT Group Inc.	523,172	22,328,981
Citizens Financial Group Inc.	820,952	29,250,520
Comerica Inc.	459,842	31,319,839
Commerce Bancshares Inc./MO	231,177	13,364,342
Cullen/Frost Bankers Inc.	140,714	12,415,196

Security	Shares	Value
East West Bancorp. Inc.	376,370	$19,130,887
Fifth Third Bancorp.	2,015,079	54,346,681
First Hawaiian Inc.	58,257	2,028,509
First Horizon National Corp.	610,640	12,218,906
First Republic Bank/CA	76,125	7,014,158
Huntington Bancshares Inc./OH	2,834,093	37,466,709
KeyCorp	2,842,128	51,925,679
M&T Bank Corp.	394,169	61,659,857
PacWest Bancorp.	310,916	16,926,267
People’s United Financial Inc.	818,867	15,853,265
Popular Inc.	271,311	11,888,848
Regions Financial Corp.	3,343,286	48,009,587
Signature Bank/New York NYb	57,383	8,618,927
SunTrust Banks Inc.	1,322,884	72,560,187
SVB Financial Group[b]	35,770	6,140,278
Synovus Financial Corp.	329,595	13,539,763
TCF Financial Corp.	416,568	8,160,567
Western Alliance Bancorp.[b]	107,883	5,254,981
Zions BanCorp.	528,882	22,763,081

		619,477,939
BEVERAGES — 0.50%
Brown-Forman Corp. Class A	8,722	403,393
Brown-Forman Corp. Class B	26,337	1,183,058
Molson Coors Brewing Co. Class B	453,078	44,089,020

		45,675,471
BIOTECHNOLOGY — 0.15%
Alnylam Pharmaceuticals Inc.[a,b]	26,575	994,968
Juno Therapeutics Inc.[a,b]	16,475	310,554
OPKO Health Inc.[a,b]	73,461	683,187
United Therapeutics Corp.[a,b]	84,272	12,087,133

		14,075,842
BUILDING PRODUCTS — 1.28%
Armstrong World Industries Inc.[a,b]	123,205	5,149,969
Johnson Controls International PLC	1,899,112	78,224,423
Lennox International Inc.	7,788	1,192,888
Masco Corp.	308,827	9,765,110
Owens Corning	303,758	15,661,762
USG Corp.[a,b]	231,267	6,678,991

		116,673,143

530

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2016

Security	Shares	Value
CAPITAL MARKETS — 2.54%
Affiliated Managers Group Inc.[b]	18,507	$2,689,067
Ameriprise Financial Inc.	287,949	31,945,062
Donnelley Financial Solutions Inc.[b]	22,277	511,925
E*TRADE Financial Corp.[b]	735,455	25,483,516
Interactive Brokers Group Inc. Class A	148,675	5,428,124
Invesco Ltd.	901,916	27,364,131
Lazard Ltd. Class A	291,351	11,971,613
Legg Mason Inc.	277,821	8,309,626
LPL Financial Holdings Inc.	195,167	6,871,830
Moody’s Corp.	47,362	4,464,816
Nasdaq Inc.	294,226	19,748,449
Northern Trust Corp.	545,736	48,597,791
Raymond James Financial Inc.	332,261	23,015,720
T Rowe Price Group Inc.	151,991	11,438,843
TD Ameritrade Holding Corp.	72,315	3,152,934

		230,993,447
CHEMICALS — 2.07%
Albemarle Corp.	294,516	25,351,937
Ashland Global Holdings Inc.	163,277	17,844,543
Cabot Corp.	162,149	8,195,010
Celanese Corp. Series A	353,238	27,813,960
CF Industries Holdings Inc.	612,112	19,269,286
Eastman Chemical Co.	389,252	29,275,643
FMC Corp.	68,639	3,882,222
Huntsman Corp.	525,338	10,023,449
Mosaic Co. (The)	922,329	27,051,910
NewMarket Corp.	1,479	626,859
Platform Specialty Products Corp.[a,b]	517,467	5,076,351
Scotts Miracle-Gro Co. (The) Class A	9,590	916,325
Valvoline Inc.[a]	79,850	1,716,775
Westlake Chemical Corp.	100,339	5,617,981
WR Grace & Co.	83,535	5,650,307

		188,312,558
COMMERCIAL SERVICES & SUPPLIES — 0.49%
Clean Harbors Inc.[b]	127,737	7,108,564
LSC Communications Inc.	22,277	661,182
Republic Services Inc.	621,306	35,445,507
RR Donnelley & Sons Co.	59,476	970,648

Security	Shares	Value
Stericycle Inc.[a,b]	11,994	$924,018

		45,109,919
COMMUNICATIONS EQUIPMENT — 1.39%
ARRIS International PLC[b]	386,208	11,636,447
Brocade Communications Systems Inc.	1,059,579	13,234,141
EchoStar Corp. Class Ab	120,646	6,199,998
Harris Corp.	328,936	33,706,072
Juniper Networks Inc.	983,822	27,802,810
Motorola Solutions Inc.	408,281	33,842,412

		126,421,880
CONSTRUCTION & ENGINEERING — 0.86%
AECOM[b]	403,410	14,667,988
Chicago Bridge & Iron Co. NV	275,882	8,759,253
Fluor Corp.	365,756	19,209,505
Jacobs Engineering Group Inc.[b]	314,096	17,903,472
KBR Inc.	378,917	6,324,125
Quanta Services Inc.[b]	278,192	9,694,991
Valmont Industries Inc.	11,862	1,671,356

		78,230,690
CONSTRUCTION MATERIALS — 0.07%
Martin Marietta Materials Inc.	15,996	3,543,594
Vulcan Materials Co.	24,356	3,048,153

		6,591,747
CONSUMER FINANCE — 1.48%
Ally Financial Inc.	1,166,784	22,192,232
Navient Corp.	789,289	12,968,018
OneMain Holdings Inc.[a,b]	140,382	3,108,058
Santander Consumer USA Holdings Inc.[b]	279,190	3,769,065
SLM Corp.[b]	1,129,393	12,445,911
Synchrony Financial	2,205,457	79,991,925

		134,475,209
CONTAINERS & PACKAGING — 1.41%
AptarGroup Inc.	122,652	9,008,789
Avery Dennison Corp.	13,485	946,917
Bemis Co. Inc.	213,552	10,212,057
Graphic Packaging Holding Co.	251,361	3,136,985
International Paper Co.	1,081,652	57,392,455
Sonoco Products Co.	263,105	13,865,633
WestRock Co.	659,879	33,502,057

		128,064,893

531

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2016

Security	Shares	Value
DISTRIBUTORS — 0.02%
Genuine Parts Co.	22,246	$2,125,383

		2,125,383
DIVERSIFIED CONSUMER SERVICES — 0.20%
Graham Holdings Co. Class B	11,491	5,882,817
H&R Block Inc.	549,909	12,642,408

		18,525,225
DIVERSIFIED FINANCIAL SERVICES — 0.45%
Leucadia National Corp.	863,147	20,068,168
Voya Financial Inc.	537,058	21,063,415

		41,131,583
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.10%
CenturyLink Inc.	1,417,371	33,705,082
Frontier Communications Corp.[a]	3,095,630	10,463,229
Level 3 Communications Inc.[b]	770,471	43,423,746
SBA Communications Corp. Class Ab	119,799	12,370,445

		99,962,502
ELECTRIC UTILITIES — 4.45%
Alliant Energy Corp.	597,265	22,630,371
Avangrid Inc.	149,343	5,657,113
Edison International	834,506	60,076,087
Entergy Corp.	471,797	34,662,926
Eversource Energy	837,050	46,230,272
FirstEnergy Corp.	1,121,788	34,741,774
Great Plains Energy Inc.	563,644	15,415,663
Hawaiian Electric Industries Inc.	284,911	9,422,007
OGE Energy Corp.	521,925	17,458,391
Pinnacle West Capital Corp.	291,192	22,721,712
PPL Corp.	1,789,464	60,931,249
Westar Energy Inc.	371,435	20,930,362
Xcel Energy Inc.	1,340,999	54,578,659

		405,456,586
ELECTRICAL EQUIPMENT — 0.53%
AMETEK Inc.	494,274	24,021,717
Hubbell Inc.	52,177	6,089,056
Regal Beloit Corp.	117,804	8,157,927
Rockwell Automation Inc.	71,638	9,628,147

		47,896,847
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.99%
Arrow Electronics Inc.[b]	238,225	16,985,442

Security	Shares	Value
Avnet Inc.	335,724	$15,983,820
Dolby Laboratories Inc. Class A	134,543	6,079,998
Fitbit Inc.[a,b]	62,093	454,521
FLIR Systems Inc.	363,083	13,139,974
IPG Photonics Corp.[a,b]	15,068	1,487,362
Jabil Circuit Inc.	495,407	11,726,284
Keysight Technologies Inc.[b]	449,376	16,433,680
National Instruments Corp.	58,653	1,807,685
Trimble Inc.[b]	139,564	4,207,855
Zebra Technologies Corp. Class Aa,b	25,183	2,159,694

		90,466,315
ENERGY EQUIPMENT & SERVICES — 2.71%
Baker Hughes Inc.	1,155,549	75,076,018
Diamond Offshore Drilling Inc.[a]	171,378	3,033,390
Dril-Quip Inc.[a,b]	100,299	6,022,955
Ensco PLC Class A	798,626	7,762,645
FMC Technologies Inc.[b]	592,115	21,037,846
Frank’s International NVa	94,631	1,164,908
Helmerich & Payne Inc.	254,988	19,736,071
Nabors Industries Ltd.	730,005	11,972,082
National Oilwell Varco Inc.	995,729	37,280,094
Noble Corp. PLC	642,615	3,804,281
Oceaneering International Inc.	259,765	7,327,971
Patterson-UTI Energy Inc.	382,953	10,309,095
Rowan Companies PLC Class A	333,350	6,296,981
RPC Inc.[a]	154,403	3,058,723
Superior Energy Services Inc.	398,753	6,730,951
Transocean Ltd.[a,b]	903,311	13,314,804
Weatherford International PLC[a,b]	2,590,823	12,928,207

		246,857,022
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 13.47%
Alexandria Real Estate Equities Inc.	181,845	20,208,435
American Campus Communities Inc.	342,347	17,038,610
American Homes 4 Rent Class A	441,372	9,259,985
Apartment Investment & Management Co. Class A	408,558	18,568,961
Apple Hospitality REIT Inc.[a]	436,067	8,712,619

532

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2016

Security	Shares	Value
AvalonBay Communities Inc.[a]	361,523	$64,043,799
Boston Properties Inc.[a]	334,949	42,129,885
Brandywine Realty Trust	456,371	7,534,685
Brixmor Property Group Inc.	506,782	12,375,616
Camden Property Trust	224,077	18,838,153
Care Capital Properties Inc.	201,147	5,028,675
Columbia Property Trust Inc.	328,266	7,090,546
Communications Sales & Leasing Inc.[a,b]	323,995	8,232,713
CoreCivic Inc.	309,417	7,568,340
Corporate Office Properties Trust[a]	250,547	7,822,077
CubeSmart[a]	150,992	4,042,056
CyrusOne Inc.[a]	22,948	1,026,464
DCT Industrial Trust Inc.	238,587	11,423,546
DDR Corp.	815,207	12,448,211
Digital Realty Trust Inc.[a]	126,095	12,390,095
Douglas Emmett Inc.[a]	370,355	13,540,179
Duke Realty Corp.	909,695	24,161,499
Empire State Realty Trust Inc. Class Aa	124,856	2,520,843
EPR Properties[a]	167,093	11,992,265
Equity Commonwealth[a,b]	323,622	9,786,329
Equity One Inc.	242,800	7,451,532
Essex Property Trust Inc.[a]	99,879	23,221,867
Forest City Realty Trust Inc. Class Aa	605,276	12,613,952
General Growth Properties Inc.	1,518,104	37,922,238
HCP Inc.	1,232,901	36,641,818
Healthcare Trust of America Inc. Class Aa	95,088	2,768,012
Highwoods Properties Inc.	253,767	12,944,655
Hospitality Properties Trust[a]	385,331	12,230,406
Host Hotels & Resorts Inc.[a]	1,939,998	36,549,562
Kilroy Realty Corp.	237,264	17,372,470
Kimco Realty Corp.[a]	1,063,616	26,760,578
Liberty Property Trust[a]	387,109	15,290,805
Life Storage Inc.	41,998	3,580,749
Macerich Co. (The)[a]	378,033	26,779,858
Mid-America Apartment Communities Inc.	296,623	29,045,324
National Retail Properties Inc.[a]	374,194	16,539,375
NorthStar Realty Finance Corp.	476,244	7,215,097

Security	Shares	Value
Omega Healthcare Investors Inc.[a]	306,927	$9,594,538
Outfront Media Inc.[a]	307,247	7,641,233
Paramount Group Inc.[a]	478,154	7,645,682
Piedmont Office Realty Trust Inc. Class Aa	384,432	8,038,473
Prologis Inc.	1,376,803	72,681,430
Quality Care Properties Inc.[b]	248,844	3,857,082
Rayonier Inc.	325,421	8,656,199
Realty Income Corp.[a]	679,523	39,058,982
Regency Centers Corp.[a]	225,610	15,555,809
Retail Properties of America Inc. Class A	629,355	9,648,012
Senior Housing Properties Trust	482,481	9,133,365
SL Green Realty Corp.[a]	256,965	27,636,586
Spirit Realty Capital Inc.	1,270,363	13,796,142
STORE Capital Corp.[a]	399,814	9,879,404
Sun Communities Inc.	177,315	13,584,102
Tanger Factory Outlet Centers Inc.[a]	24,074	861,368
Taubman Centers Inc.	78,040	5,769,497
UDR Inc.	697,173	25,432,871
Ventas Inc.	611,290	38,217,851
VEREIT Inc.	2,543,532	21,518,281
Vornado Realty Trust[a]	452,513	47,228,782
Weingarten Realty Investors	308,562	11,043,434
Welltower Inc.	941,949	63,044,647
Weyerhaeuser Co.[a]	1,955,443	58,839,280
WP Carey Inc.	271,264	16,028,990

		1,227,104,924
FOOD & STAPLES RETAILING — 0.23%
Whole Foods Market Inc.	696,837	21,434,706

		21,434,706
FOOD PRODUCTS — 1.92%
Bunge Ltd.	365,724	26,419,902
Conagra Brands Inc.	243,248	9,620,458
Flowers Foods Inc.	39,177	782,365
Hain Celestial Group Inc. (The)[a,b]	68,765	2,683,898
Hormel Foods Corp.	90,998	3,167,640
Ingredion Inc.	55,917	6,987,388
JM Smucker Co. (The)	305,428	39,113,110
Kellogg Co.	50,680	3,735,623

533

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2016

Security	Shares	Value
Lamb Weston Holdings Inc.[b]	81,120	$3,070,392
Mead Johnson Nutrition Co.	314,429	22,248,996
Pilgrim’s Pride Corp.	134,147	2,547,452
Pinnacle Foods Inc.	306,012	16,356,341
Post Holdings Inc.[b]	71,647	5,759,702
TreeHouse Foods Inc.[b]	99,662	7,194,600
Tyson Foods Inc. Class A	407,932	25,161,246

		174,849,113
GAS UTILITIES — 0.57%
Atmos Energy Corp.	265,434	19,681,931
National Fuel Gas Co.	195,203	11,056,298
UGI Corp.	451,663	20,812,631

		51,550,860
HEALTH CARE EQUIPMENT & SUPPLIES — 1.15%
Alere Inc.[b]	185,416	7,225,662
Cooper Companies Inc. (The)[a]	28,103	4,916,058
DENTSPLY SIRONA Inc.	605,802	34,972,949
Hill-Rom Holdings Inc.	11,527	647,126
St. Jude Medical Inc.	223,459	17,919,177
Teleflex Inc.	94,422	15,216,105
Zimmer Biomet Holdings Inc.	227,656	23,494,099

		104,391,176
HEALTH CARE PROVIDERS & SERVICES — 1.37%
Acadia Healthcare Co. Inc.[a,b]	127,069	4,205,984
Brookdale Senior Living Inc.[b]	489,202	6,075,889
Centene Corp.[b]	116,989	6,611,048
DaVita Inc.[b]	266,803	17,128,753
Envision Healthcare Corp.[a,b]	89,770	5,681,543
Laboratory Corp. of America Holdings[b]	148,251	19,032,463
LifePoint Health Inc.[a,b]	98,776	5,610,477
MEDNAX Inc.[a,b]	72,334	4,821,784
Premier Inc.[a,b]	84,746	2,572,889
Quest Diagnostics Inc.	373,160	34,293,404
Universal Health Services Inc. Class B	169,012	17,979,497
WellCare Health Plans Inc.[b]	9,397	1,288,141

		125,301,872
HEALTH CARE TECHNOLOGY — 0.06%
Allscripts Healthcare Solutions Inc.[a,b]	495,643	5,060,515

		5,060,515

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 1.54%
Aramark	365,222	$13,045,730
Choice Hotels International Inc.	27,517	1,542,328
Extended Stay America Inc.	167,950	2,712,392
Hilton Worldwide Holdings Inc.	167,416	4,553,715
Hyatt Hotels Corp. Class Ab	81,464	4,501,701
International Game Technology PLC	249,684	6,371,936
Marriott International Inc./MD Class A	207,025	17,116,827
MGM Resorts International[a,b]	1,136,909	32,777,086
Norwegian Cruise Line Holdings Ltd.[a,b]	378,164	16,083,315
Royal Caribbean Cruises Ltd.	443,747	36,405,004
Wendy’s Co. (The)	239,341	3,235,890
Wynn Resorts Ltd.	18,541	1,603,982

		139,949,906
HOUSEHOLD DURABLES — 1.21%
CalAtlantic Group Inc.	173,892	5,914,067
DR Horton Inc.	403,337	11,023,200
Garmin Ltd.	295,171	14,312,842
Harman International Industries Inc.	100,239	11,142,567
Lennar Corp. Class A	229,082	9,834,490
Lennar Corp. Class B	13,101	451,985
Mohawk Industries Inc.[b]	34,211	6,831,252
PulteGroup Inc.	641,890	11,797,938
Toll Brothers Inc.[a,b]	217,599	6,745,569
Whirlpool Corp.	176,558	32,092,948

		110,146,858
HOUSEHOLD PRODUCTS — 0.12%
Clorox Co. (The)	50,931	6,112,738
Energizer Holdings Inc.	112,321	5,010,640

		11,123,378
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.45%
AES Corp./VA	1,732,756	20,134,625
Calpine Corp.[b]	947,356	10,828,279
NRG Energy Inc.	835,268	10,240,385

		41,203,289
INDUSTRIAL CONGLOMERATES — 0.40%
Carlisle Companies Inc.	116,231	12,819,117
Roper Technologies Inc.	128,409	23,509,120

		36,328,237

534

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2016

Security	Shares	Value
INSURANCE — 7.40%
Alleghany Corp.[b]	35,846	$21,798,669
Allied World Assurance Co. Holdings AG	231,794	12,449,656
American Financial Group Inc./OH	179,008	15,774,185
American National Insurance Co.	19,624	2,445,347
AmTrust Financial Services Inc.	217,751	5,962,022
Arch Capital Group Ltd.[a,b]	301,568	26,022,303
Arthur J Gallagher & Co.	146,269	7,600,137
Aspen Insurance Holdings Ltd.	151,214	8,316,770
Assurant Inc.	148,833	13,820,632
Assured Guaranty Ltd.	352,519	13,314,643
Axis Capital Holdings Ltd.	242,200	15,808,394
Brown & Brown Inc.	289,851	13,002,716
Cincinnati Financial Corp.	395,000	29,921,250
CNA Financial Corp.	72,092	2,991,818
Endurance Specialty Holdings Ltd.	169,295	15,642,858
Erie Indemnity Co. Class A	17,318	1,947,409
Everest Re Group Ltd.	104,241	22,557,752
First American Financial Corp.	281,493	10,311,089
FNF Group	690,221	23,439,905
Hanover Insurance Group Inc. (The)	112,047	10,197,397
Hartford Financial Services Group Inc. (The)	1,032,038	49,176,611
Lincoln National Corp.	486,499	32,240,289
Loews Corp.	738,179	34,568,923
Markel Corp.[a,b]	35,975	32,539,387
Mercury General Corp.	54,424	3,276,869
Old Republic International Corp.	640,446	12,168,474
Principal Financial Group Inc.	705,245	40,805,476
ProAssurance Corp.	138,873	7,804,663
Progressive Corp. (The)	1,386,421	49,217,945
Reinsurance Group of America Inc.	166,026	20,891,052
RenaissanceRe Holdings Ltd.	98,108	13,364,272
Torchmark Corp.	312,266	23,032,740
Unum Group	627,051	27,546,350
Validus Holdings Ltd.	199,186	10,957,222
White Mountains Insurance Group Ltd.	11,230	9,388,841

Security	Shares	Value
WR Berkley Corp.	251,013	$16,694,875
XL Group Ltd.	461,470	17,194,372

		674,193,313
INTERNET & DIRECT MARKETING RETAIL — 0.23%
Liberty Expedia Holdings Inc. Class Ab	115,037	4,563,518
Liberty Interactive Corp. QVC Group Series Aa,b	514,379	10,277,292
Liberty Ventures Series Ab	172,386	6,355,872

		21,196,682
INTERNET SOFTWARE & SERVICES — 0.20%
Akamai Technologies Inc.[a,b]	51,238	3,416,550
CommerceHub Inc. Series Ab	28,810	432,438
CommerceHub Inc. Series Cb	61,980	931,559
IAC/InterActiveCorp	40,334	2,613,240
Pandora Media Inc.[a,b]	82,259	1,072,657
Twilio Inc. Class Aa,b	6,968	201,027
Twitter Inc.[a,b]	197,771	3,223,667
Yelp Inc.[a,b]	41,304	1,574,922
Zillow Group Inc. Class Aa,b	42,358	1,543,949
Zillow Group Inc. Class Ca,b	83,789	3,055,785

		18,065,794
IT SERVICES — 1.19%
Amdocs Ltd.	389,218	22,671,948
Booz Allen Hamilton Holding Corp.	18,529	668,341
Computer Sciences Corp.	364,053	21,632,029
CoreLogic Inc./U.S.[b]	96,159	3,541,536
Fidelity National Information Services Inc.	368,970	27,908,891
Leidos Holdings Inc.	173,587	8,877,239
Xerox Corp.	2,647,027	23,108,546

		108,408,530
LEISURE PRODUCTS — 0.08%
Brunswick Corp./DE	44,860	2,446,664
Vista Outdoor Inc.[b]	132,764	4,898,992

		7,345,656
LIFE SCIENCES TOOLS & SERVICES — 0.87%
Agilent Technologies Inc.	632,436	28,813,784
Bio-Rad Laboratories Inc. Class Ab	54,994	10,024,306
Patheon NVa,b	36,608	1,051,016

535

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2016

Security	Shares	Value
PerkinElmer Inc.	227,232	$11,850,149
QIAGEN NVb	597,737	16,748,591
Quintiles IMS Holdings Inc.[b]	75,207	5,719,492
VWR Corp.[a,b]	195,020	4,881,351

		79,088,689
MACHINERY — 4.45%
AGCO Corp.	184,500	10,675,170
Allison Transmission Holdings Inc.	374,879	12,629,674
Colfax Corp.[a,b]	260,647	9,365,047
Crane Co.	129,118	9,311,990
Cummins Inc.	416,251	56,889,024
Donaldson Co. Inc.	26,549	1,117,182
Dover Corp.	404,157	30,283,484
Flowserve Corp.	135,240	6,498,282
IDEX Corp.	14,069	1,267,054
Ingersoll-Rand PLC	337,889	25,355,191
ITT Inc.	239,378	9,232,809
Lincoln Electric Holdings Inc.	59,889	4,591,690
Manitowoc Foodservice Inc.[a,b]	187,772	3,629,633
Oshkosh Corp.	192,774	12,455,128
PACCAR Inc.	823,371	52,613,407
Parker-Hannifin Corp.	351,992	49,278,880
Pentair PLC	437,971	24,557,034
Snap-on Inc.	41,112	7,041,252
Stanley Black & Decker Inc.	346,570	39,748,113
Terex Corp.	280,494	8,843,976
Timken Co. (The)	186,523	7,404,963
Trinity Industries Inc.	395,815	10,987,824
Xylem Inc./NY	227,146	11,248,270

		405,025,077
MARINE — 0.10%
Kirby Corp.[a,b]	139,711	9,290,782

		9,290,782
MEDIA — 1.25%
Clear Channel Outdoor Holdings Inc. Class A	47,985	242,324
Discovery Communications Inc. Class Aa,b	28,716	787,106
Discovery Communications Inc. Class C NVS[b]	37,888	1,014,641
John Wiley & Sons Inc. Class A	117,817	6,421,027
Liberty Broadband Corp. Class Aa,b	67,419	4,885,181

Security	Shares	Value
Liberty Broadband Corp. Class Ca,b	271,061	$20,077,488
Liberty Media Corp.-Liberty SiriusXM Class Ab	241,019	8,319,976
Liberty Media Corp.-Liberty SiriusXM Class Cb	480,243	16,289,843
Lions Gate Entertainment Corp. Class Aa	44,161	1,187,931
Lions Gate Entertainment Corp. Class Ba,b	44,161	1,083,711
Live Nation Entertainment Inc.[b]	149,747	3,983,270
Madison Square Garden Co. (The)[a,b]	46,321	7,944,515
News Corp. Class A	1,006,500	11,534,490
News Corp. Class B	322,053	3,800,225
Regal Entertainment Group Class A	154,584	3,184,430
TEGNA Inc.	576,842	12,338,650
Tribune Media Co.	189,886	6,642,212
Viacom Inc. Class A	3,590	138,215
Viacom Inc. Class B NVS	108,291	3,801,014

		113,676,249
METALS & MINING — 2.42%
Alcoa Corp.[a]	388,165	10,899,673
Compass Minerals International Inc.[a]	89,269	6,994,226
Freeport-McMoRan Inc.[b]	2,736,367	36,092,681
Newmont Mining Corp.	1,401,909	47,763,040
Nucor Corp.	838,736	49,921,567
Reliance Steel & Aluminum Co.	184,073	14,641,166
Royal Gold Inc.	161,129	10,207,522
Southern Copper Corp.	124,314	3,970,589
Steel Dynamics Inc.	524,012	18,644,347
Tahoe Resources Inc.	797,121	7,508,880
U.S. Steel Corp.	407,566	13,453,754

		220,097,445
MORTGAGE REAL ESTATE INVESTMENT — 0.89%
AGNC Investment Corp.	877,789	15,914,315
Annaly Capital Management Inc.	2,677,101	26,690,697
Chimera Investment Corp.	497,315	8,464,301
MFA Financial Inc.[a]	981,596	7,489,578
Starwood Property Trust Inc.	662,634	14,544,816

536

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2016

Security	Shares	Value
Two Harbors Investment Corp.	917,693	$8,002,283

		81,105,990
MULTI-UTILITIES — 4.85%
Ameren Corp.	639,534	33,549,954
CenterPoint Energy Inc.	1,137,387	28,025,216
CMS Energy Corp.	733,674	30,535,512
Consolidated Edison Inc.	804,458	59,272,465
DTE Energy Co.	472,319	46,528,145
MDU Resources Group Inc.	513,907	14,785,104
NiSource Inc.	844,386	18,694,706
Public Service Enterprise Group Inc.	1,334,230	58,546,012
SCANA Corp.	342,720	25,114,522
Sempra Energy	658,954	66,317,131
Vectren Corp.	219,948	11,470,288
WEC Energy Group Inc.	833,516	48,885,713

		441,724,768
MULTILINE RETAIL — 0.69%
Dillard’s Inc. Class A	47,108	2,953,201
JC Penney Co. Inc.[a,b]	816,123	6,781,982
Kohl’s Corp.	486,586	24,027,617
Macy’s Inc.	812,861	29,108,552

		62,871,352
OIL, GAS & CONSUMABLE FUELS — 7.85%
Antero Resources Corp.[a,b]	476,608	11,271,779
Cabot Oil & Gas Corp.	360,684	8,425,578
Cheniere Energy Inc.[a,b]	524,010	21,709,734
Chesapeake Energy Corp.[b]	1,478,248	10,377,301
Cimarex Energy Co.	207,506	28,200,065
Concho Resources Inc.[a,b]	371,405	49,248,303
CONSOL Energy Inc.[a]	601,286	10,961,444
Continental Resources Inc./OKa,b	127,585	6,575,731
Devon Energy Corp.	1,255,336	57,331,195
Diamondback Energy Inc.[b]	153,976	15,560,815
Energen Corp.	256,830	14,811,386
EQT Corp.	453,732	29,674,073
Extraction Oil & Gas Inc.[b]	83,704	1,677,428
Gulfport Energy Corp.[b]	332,822	7,202,268
Hess Corp.	742,878	46,273,871
HollyFrontier Corp.	429,370	14,066,161
Kosmos Energy Ltd.[a,b]	417,301	2,925,280
Laredo Petroleum Inc.[b]	380,955	5,386,704

Security	Shares	Value
Marathon Oil Corp.	2,234,496	$38,679,126
Marathon Petroleum Corp.	1,387,098	69,840,384
Murphy Oil Corp.[a]	432,366	13,459,554
Newfield Exploration Co.[b]	387,720	15,702,660
Noble Energy Inc.	1,120,590	42,649,655
Parsley Energy Inc. Class Aa,b	392,638	13,836,563
PBF Energy Inc.	259,376	7,231,403
QEP Resources Inc.	632,827	11,650,345
Range Resources Corp.	535,998	18,416,891
Rice Energy Inc.[b]	294,742	6,292,742
SM Energy Co.	255,896	8,823,294
Targa Resources Corp.	434,131	24,341,725
Tesoro Corp.	314,570	27,509,147
Whiting Petroleum Corp.[a,b]	534,957	6,430,183
Williams Companies Inc. (The)	1,514,382	47,157,856
World Fuel Services Corp.	182,922	8,397,949
WPX Energy Inc.[b]	881,776	12,847,476

		714,946,069
PAPER & FOREST PRODUCTS — 0.07%
Domtar Corp.	161,937	6,320,401

		6,320,401
PERSONAL PRODUCTS — 0.41%
Coty Inc. Class A	1,132,863	20,742,722
Edgewell Personal Care Co.[b]	156,262	11,405,563
Nu Skin Enterprises Inc. Class A	103,721	4,955,789

		37,104,074
PHARMACEUTICALS — 0.59%
Endo International PLC[b]	542,970	8,942,716
Mallinckrodt PLC[a,b]	289,885	14,442,071
Perrigo Co. PLC	362,807	30,196,426

		53,581,213
PROFESSIONAL SERVICES — 0.34%
Dun & Bradstreet Corp. (The)	57,448	6,969,591
ManpowerGroup Inc.	175,355	15,583,799
Nielsen Holdings PLC	208,542	8,748,337

		31,301,727
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.36%
Howard Hughes Corp. (The)[a,b]	95,764	10,926,672
Jones Lang LaSalle Inc.	119,296	12,053,668
Realogy Holdings Corp.	383,414	9,865,242

		32,845,582

537

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2016

Security	Shares	Value
ROAD & RAIL — 0.62%
AMERCO	6,226	$2,301,067
Genesee & Wyoming Inc. Class Ab	149,926	10,406,364
Hertz Global Holdings Inc.[a,b]	147,915	3,189,047
Kansas City Southern	283,161	24,026,211
Old Dominion Freight Line Inc.[a,b]	67,734	5,810,900
Ryder System Inc.	141,770	10,553,359

		56,286,948
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.82%
Analog Devices Inc.	809,044	58,752,775
Cree Inc.[a,b]	167,060	4,408,714
Cypress Semiconductor Corp.	826,512	9,455,297
First Solar Inc.[a,b]	201,024	6,450,860
Lam Research Corp.	85,121	8,999,843
Linear Technology Corp.	332,192	20,712,171
Marvell Technology Group Ltd.	1,066,360	14,790,413
Micron Technology Inc.[a,b]	2,730,800	59,859,136
ON Semiconductor Corp.[a,b]	982,988	12,542,927
Qorvo Inc.[a,b]	302,144	15,932,053
Skyworks Solutions Inc.	41,215	3,077,112
SunPower Corp.[a,b]	154,171	1,019,070
Teradyne Inc.	537,686	13,657,225
Xilinx Inc.	456,677	27,569,591

		257,227,187
SOFTWARE — 1.33%
ANSYS Inc.[b]	170,748	15,792,483
Autodesk Inc.[a,b]	102,378	7,576,996
CA Inc.	766,971	24,366,669
FireEye Inc.[a,b]	308,408	3,670,055
Nuance Communications Inc.[b]	144,473	2,152,648
PTC Inc.[b]	168,110	7,778,450
SS&C Technologies Holdings Inc.	35,932	1,027,655
Symantec Corp.	1,387,488	33,147,088
Synopsys Inc.[b]	359,384	21,153,342
Zynga Inc. Class Aa,b	1,919,385	4,932,819

		121,598,205
SPECIALTY RETAIL — 1.99%
AutoNation Inc.[a,b]	104,240	5,071,276
Bed Bath & Beyond Inc.	348,536	14,164,503

Security	Shares	Value
Best Buy Co. Inc.	730,367	$31,164,760
Burlington Stores Inc.[b]	79,612	6,747,117
Cabela’s Inc.[b]	116,141	6,800,056
CST Brands Inc.	197,438	9,506,640
Dick’s Sporting Goods Inc.	50,634	2,688,665
Foot Locker Inc.	36,369	2,578,198
GameStop Corp. Class A	271,358	6,854,503
Gap Inc. (The)	551,559	12,376,984
L Brands Inc.	523,281	34,452,821
Michaels Companies Inc. (The)[a,b]	56,992	1,165,486
Murphy USA Inc.[a,b]	38,514	2,367,456
Penske Automotive Group Inc.	101,653	5,269,691
Signet Jewelers Ltd.	15,959	1,504,295
Staples Inc.	1,689,291	15,288,084
Tiffany & Co.	287,719	22,278,082
Urban Outfitters Inc.[a,b]	52,445	1,493,634

		181,772,251
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.85%
NetApp Inc.	764,164	26,952,064
Western Digital Corp.	744,249	50,571,720

		77,523,784
TEXTILES, APPAREL & LUXURY GOODS — 0.58%
Coach Inc.	593,949	20,800,094
PVH Corp.	211,716	19,105,252
Ralph Lauren Corp.	140,746	12,712,179

		52,617,525
THRIFTS & MORTGAGE FINANCE — 0.25%
New York Community Bancorp. Inc.	1,246,178	19,826,692
TFS Financial Corp.	151,692	2,888,216

		22,714,908
TRADING COMPANIES & DISTRIBUTORS — 0.27%
Air Lease Corp.	128,650	4,416,554
Herc Holdings Inc.[b]	49,698	1,995,872
MSC Industrial Direct Co. Inc. Class A	68,012	6,283,629
United Rentals Inc.[a,b]	34,177	3,608,408
WESCO International Inc.[b]	128,381	8,543,755

		24,848,218

538

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2016

Security	Shares	Value
TRANSPORTATION INFRASTRUCTURE — 0.18%
Macquarie Infrastructure Corp.	197,720	$16,153,724

		16,153,724
WATER UTILITIES — 0.53%
American Water Works Co. Inc.	469,362	33,963,034
Aqua America Inc.	470,398	14,130,756

		48,093,790
WIRELESS TELECOMMUNICATION SERVICES — 0.28%
Sprint Corp.[a,b]	1,984,798	16,711,999
Telephone & Data Systems Inc.	252,942	7,302,435
U.S. Cellular Corp.[a,b]	36,255	1,585,069

		25,599,503

TOTAL COMMON STOCKS
(Cost: $7,992,025,678)		9,076,652,612

SHORT-TERM INVESTMENTS — 3.86%

MONEY MARKET FUNDS — 3.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	337,052,369	337,119,779

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	14,135,297	$14,135,297

		351,255,076

TOTAL SHORT-TERM INVESTMENTS
(Cost: $351,210,348)		351,255,076

TOTAL INVESTMENTS IN SECURITIES — 103.49%
(Cost: $8,343,236,026)[f]		9,427,907,688
Other Assets, Less Liabilities — (3.49)%		(317,715,494)

NET ASSETS — 100.00%		$9,110,192,194

NVS — Non-Voting Shares

[a]	All or a portion of this security represents a security on loan.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $8,504,111,530. Net unrealized appreciation was $923,796,158, of which $1,525,368,873 represented gross unrealized appreciation on securities and $601,572,715 represented gross unrealized depreciation on securities.

Schedule 1 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	52	Mar. 2017	Chicago Mercantile	$5,823,851	$5,814,120	$(9,731)
S&P MidCap 400 E-Mini	152	Mar. 2017	Chicago Mercantile	25,461,464	25,218,320	(243,144)

				Net unrealized depreciation		$(252,875)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

539

Schedule of Investments (Unaudited) (Continued)

iSHARES® RUSSELL MID-CAP VALUE ETF

December 31, 2016

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$9,076,652,612	$—	$—	$9,076,652,612
Money market funds	351,255,076	—	—	351,255,076

Total	$9,427,907,688	$—	$—	$9,427,907,688

Derivative financial instruments[a]:
Liabilities:
Futures contracts	$(252,875)	$—	$—	$(252,875)

Total	$(252,875)	$—	$—	$(252,875)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

540

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 2.37%
Boeing Co. (The)	3,943	$613,846
General Dynamics Corp.	1,609	277,810
Lockheed Martin Corp.	1,677	419,149
Northrop Grumman Corp.	1,098	255,373
Raytheon Co.	1,971	279,882
United Technologies Corp.	5,133	562,680

		2,408,740
AIR FREIGHT & LOGISTICS — 0.82%
FedEx Corp.	1,645	306,299
United Parcel Service Inc. Class B	4,572	524,134

		830,433
AIRLINES — 0.45%
Delta Air Lines Inc.	5,077	249,738
Southwest Airlines Co.	4,205	209,577

		459,315
AUTOMOBILES — 0.80%
Ford Motor Co.	25,611	310,661
General Motors Co.	9,291	323,699
Tesla Motors Inc.[a,b]	820	175,226

		809,586
BANKS — 7.45%
Bank of America Corp.	67,967	1,502,071
BB&T Corp.	5,364	252,215
Citigroup Inc.	19,418	1,154,012
JPMorgan Chase & Co.	24,073	2,077,259
PNC Financial Services Group Inc. (The)[c]	3,308	386,904
U.S. Bancorp.	10,734	551,405
Wells Fargo & Co.	30,219	1,665,369

		7,589,235
BEVERAGES — 2.32%
Coca-Cola Co. (The)	25,761	1,068,051
Constellation Brands Inc. Class A	1,089	166,955
Monster Beverage Corp.[a]	2,781	123,310
PepsiCo Inc.	9,550	999,216

		2,357,532
BIOTECHNOLOGY — 3.44%
AbbVie Inc.	10,700	670,034
Alexion Pharmaceuticals Inc.[a]	1,426	174,471

Security	Shares	Value
Amgen Inc.	4,967	$726,225
Biogen Inc.[a]	1,447	410,340
Celgene Corp.[a]	5,079	587,894
Gilead Sciences Inc.	8,760	627,304
Regeneron Pharmaceuticals Inc.[a]	511	187,583
Vertex Pharmaceuticals Inc.[a]	1,629	120,009

		3,503,860
CAPITAL MARKETS — 2.95%
Bank of New York Mellon Corp. (The)	6,941	328,865
BlackRock Inc.[c]	828	315,087
Charles Schwab Corp. (The)	7,722	304,787
CME Group Inc.	2,241	258,499
Franklin Resources Inc.	2,398	94,913
Goldman Sachs Group Inc. (The)	2,549	610,358
Intercontinental Exchange Inc.	3,879	218,853
Morgan Stanley	9,431	398,460
S&P Global Inc.	1,750	188,195
State Street Corp.	2,608	202,694
Thomson Reuters Corp.	1,976	86,509

		3,007,220
CHEMICALS — 2.23%
AdvanSix Inc.[a]	200	4,428
Air Products & Chemicals Inc.	1,289	185,384
Dow Chemical Co. (The)	7,418	424,458
Ecolab Inc.	1,717	201,267
EI du Pont de Nemours & Co.	5,780	424,252
LyondellBasell Industries NV Class A	2,301	197,380
Monsanto Co.	2,891	304,162
PPG Industries Inc.	1,745	165,356
Praxair Inc.	1,881	220,434
Sherwin-Williams Co. (The)	530	142,432

		2,269,553
COMMERCIAL SERVICES & SUPPLIES — 0.20%
Waste Management Inc.	2,920	207,057

		207,057
COMMUNICATIONS EQUIPMENT — 0.99%
Cisco Systems Inc.	33,285	1,005,873

		1,005,873
CONSUMER FINANCE — 0.85%
American Express Co.	5,300	392,624
Capital One Financial Corp.	3,186	277,947
Discover Financial Services	2,721	196,157

		866,728

541

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2016

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES — 2.00%
Berkshire Hathaway Inc. Class Ba	12,505	$2,038,065

		2,038,065
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.12%
AT&T Inc.	40,741	1,732,715
Verizon Communications Inc.	26,984	1,440,406

		3,173,121
ELECTRIC UTILITIES — 1.61%
American Electric Power Co. Inc.	3,243	204,179
Duke Energy Corp.	4,574	355,034
Exelon Corp.	5,846	207,475
NextEra Energy Inc.	3,045	363,756
PG&E Corp.	3,270	198,718
Southern Co. (The)	6,228	306,355

		1,635,517
ELECTRICAL EQUIPMENT — 0.43%
Eaton Corp. PLC	3,015	202,276
Emerson Electric Co.	4,254	237,161

		439,437
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.15%
Corning Inc.	6,303	152,974

		152,974
ENERGY EQUIPMENT & SERVICES — 1.06%
Halliburton Co.	5,685	307,501
Schlumberger Ltd.	9,203	772,592

		1,080,093
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.21%
American Tower Corp.	2,796	295,481
Crown Castle International Corp.	2,378	206,339
Equity Residential	2,346	150,989
Public Storage	973	217,465
Simon Property Group Inc.	2,034	361,381

		1,231,655
FOOD & STAPLES RETAILING — 2.54%
Costco Wholesale Corp.	2,880	461,117
CVS Health Corp.	7,096	559,945
Kroger Co. (The)	6,270	216,378
Sysco Corp.	3,454	191,248
Wal-Mart Stores Inc.	10,003	691,407
Walgreens Boots Alliance Inc.	5,681	470,160

		2,590,255

Security	Shares	Value
FOOD PRODUCTS — 1.17%
Archer-Daniels-Midland Co.	3,789	$172,968
General Mills Inc.	3,923	242,324
Kraft Heinz Co. (The)	3,931	343,255
Mondelez International Inc. Class A	9,876	437,803

		1,196,350
HEALTH CARE EQUIPMENT & SUPPLIES — 2.14%
Abbott Laboratories	9,730	373,729
Baxter International Inc.	3,368	149,337
Becton Dickinson and Co.	1,382	228,790
Boston Scientific Corp.[a]	8,873	191,923
Danaher Corp.	4,008	311,983
Medtronic PLC	9,273	660,516
Stryker Corp.	2,221	266,098

		2,182,376
HEALTH CARE PROVIDERS & SERVICES — 2.70%
Aetna Inc.	2,246	278,526
Anthem Inc.	1,737	249,728
Cardinal Health Inc.	2,148	154,592
Cigna Corp.	1,687	225,029
Express Scripts Holding Co.[a]	4,173	287,061
HCA Holdings Inc.[a]	2,019	149,446
Humana Inc.	985	200,970
McKesson Corp.	1,482	208,147
UnitedHealth Group Inc.	6,199	992,088

		2,745,587
HOTELS, RESTAURANTS & LEISURE — 1.64%
Carnival Corp.	2,703	140,718
Las Vegas Sands Corp.	2,401	128,237
McDonald’s Corp.	5,498	669,217
Starbucks Corp.	9,430	523,554
Yum China Holdings Inc.[a]	2,277	59,475
Yum! Brands Inc.	2,308	146,166

		1,667,367
HOUSEHOLD PRODUCTS — 2.03%
Colgate-Palmolive Co.	5,752	376,411
Kimberly-Clark Corp.	2,370	270,464
Procter & Gamble Co. (The)	16,926	1,423,138

		2,070,013
INDUSTRIAL CONGLOMERATES — 3.14%
3M Co.	3,890	694,637
General Electric Co.	60,859	1,923,145
Honeywell International Inc.	5,031	582,841

		3,200,623

542

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2016

Security	Shares	Value
INSURANCE — 2.46%
Aflac Inc.	2,649	$184,370
Allstate Corp. (The)	2,463	182,558
American International Group Inc.	6,723	439,079
Aon PLC	1,732	193,170
Chubb Ltd.	3,063	404,684
Marsh & McLennan Companies Inc.	3,431	231,901
MetLife Inc.	6,137	330,723
Prudential Financial Inc.	2,930	304,896
Travelers Companies Inc. (The)	1,931	236,393

		2,507,774
INTERNET & DIRECT MARKETING RETAIL — 2.69%
Amazon.com Inc.[a]	2,573	1,929,415
Netflix Inc.[a]	2,688	332,774
Priceline Group Inc. (The)[a]	327	479,402

		2,741,591
INTERNET SOFTWARE & SERVICES — 5.10%
Alphabet Inc. Class Aa	1,941	1,538,145
Alphabet Inc. Class Ca	1,962	1,514,311
eBay Inc.[a]	7,034	208,840
Facebook Inc. Class Aa	14,839	1,707,227
Yahoo! Inc.[a]	5,757	222,623

		5,191,146
IT SERVICES — 3.85%
Accenture PLC Class A	4,123	482,927
Automatic Data Processing Inc.	3,007	309,060
Cognizant Technology Solutions Corp. Class Aa	3,980	222,999
International Business Machines Corp.	5,814	965,066
MasterCard Inc. Class A	6,372	657,909
PayPal Holdings Inc.[a]	7,458	294,367
Visa Inc. Class A	12,601	983,130

		3,915,458
LIFE SCIENCES TOOLS & SERVICES — 0.36%
Thermo Fisher Scientific Inc.	2,601	367,001

		367,001
MACHINERY — 0.89%
Caterpillar Inc.	3,697	342,860
Deere & Co.	2,075	213,808
Fortive Corp.	1,993	106,884
Illinois Tool Works Inc.	1,954	239,287

		902,839

Security	Shares	Value
MEDIA — 3.57%
CBS Corp. Class B NVS	2,529	$160,895
Charter Communications Inc. Class Aa	1,324	381,206
Comcast Corp. Class A	15,935	1,100,312
DISH Network Corp. Class Aa	1,440	83,419
Time Warner Inc.	5,199	501,859
Twenty-First Century Fox Inc. Class A	7,165	200,907
Twenty-First Century Fox Inc. Class B	3,248	88,508
Walt Disney Co. (The)	10,730	1,118,281

		3,635,387
MULTI-UTILITIES — 0.31%
Dominion Resources Inc./VA	4,055	310,572

		310,572
MULTILINE RETAIL — 0.28%
Target Corp.	3,891	281,047

		281,047
OIL, GAS & CONSUMABLE FUELS — 6.50%
Anadarko Petroleum Corp.	3,684	256,885
Apache Corp.	2,506	159,056
Chevron Corp.	12,431	1,463,129
ConocoPhillips	8,181	410,195
EOG Resources Inc.	3,627	366,690
Exxon Mobil Corp.	27,577	2,489,100
Kinder Morgan Inc./DE	12,740	263,845
Occidental Petroleum Corp.	5,051	359,783
Phillips 66	2,973	256,897
Pioneer Natural Resources Co.	1,070	192,675
Spectra Energy Corp.	4,649	191,028
Valero Energy Corp.	3,095	211,450

		6,620,733
PERSONAL PRODUCTS — 0.11%
Estee Lauder Companies Inc. (The) Class A	1,423	108,845

		108,845
PHARMACEUTICALS — 6.05%
Allergan PLC[a]	2,211	464,332
Bristol-Myers Squibb Co.	11,041	645,236
Eli Lilly & Co.	6,447	474,177
Johnson & Johnson	18,171	2,093,481
Merck & Co. Inc.	18,320	1,078,498
Mylan NVa	3,052	116,434
Pfizer Inc.	39,737	1,290,658

		6,162,816

543

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2016

Security	Shares	Value
ROAD & RAIL — 1.00%
CSX Corp.	6,289	$225,964
Norfolk Southern Corp.	1,944	210,088
Union Pacific Corp.	5,577	578,223

		1,014,275
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.89%
Applied Materials Inc.	7,233	233,409
Broadcom Ltd.	2,499	441,748
Intel Corp.	31,253	1,133,546
QUALCOMM Inc.	9,711	633,157
Texas Instruments Inc.	6,643	484,740
Versum Materials Inc.[a]	644	18,077

		2,944,677
SOFTWARE — 4.83%
Activision Blizzard Inc.	3,681	132,921
Adobe Systems Inc.[a]	3,219	331,396
Dell Technologies Inc. Class V Class Va	1,433	78,772
Intuit Inc.	1,602	183,605
Microsoft Corp.	50,089	3,112,530
Oracle Corp.	19,556	751,928
salesforce.com inc.[a]	4,221	288,970
VMware Inc. Class Aa,b	527	41,491

		4,921,613
SPECIALTY RETAIL — 1.82%
Home Depot Inc. (The)	8,228	1,103,210
Lowe’s Companies Inc.	5,911	420,390
TJX Companies Inc. (The)	4,382	329,220

		1,852,820
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.55%
Apple Inc.	36,246	4,198,011
Hewlett Packard Enterprise Co.	11,377	263,264
HP Inc.	11,383	168,924

		4,630,199
TEXTILES, APPAREL & LUXURY GOODS — 0.55%
NIKE Inc. Class B	8,757	445,118
VF Corp.	2,240	119,504

		564,622

Security	Shares	Value
TOBACCO — 2.08%
Altria Group Inc.	12,936	$874,732
Philip Morris International Inc.	10,247	937,498
Reynolds American Inc.	5,464	306,203

		2,118,433
WIRELESS TELECOMMUNICATION SERVICES — 0.11%
T-Mobile U.S. Inc.[a]	1,873	107,716

		107,716

TOTAL COMMON STOCKS
(Cost: $96,438,293)		101,618,129
SHORT-TERM INVESTMENTS — 0.24%
MONEY MARKET FUNDS — 0.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	162,952	162,985
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	79,533	79,533

		242,518

TOTAL SHORT-TERM INVESTMENTS
(Cost: $242,517)		242,518

TOTAL INVESTMENTS IN SECURITIES — 100.05%
(Cost: $96,680,810)[g]		101,860,647
Other Assets, Less Liabilities — (0.05)%		(54,633)

NET ASSETS — 100.00%		$101,806,014

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $96,869,847. Net unrealized appreciation was $4,990,800, of which $9,464,150 represented gross unrealized appreciation on securities and $4,473,350 represented gross unrealized depreciation on securities.

544

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 ETF

December 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	774	212	(158)	828	$315,087	$6,036	$477
PNC Financial Services Group Inc. (The)	3,204	860	(756)	3,308	386,904	5,510	6,197

					$701,991	$11,546	$6,674

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$101,618,129	$—	$—	$101,618,129
Money market funds	242,518	—	—	242,518

Total	$101,860,647	$—	$—	$101,860,647

545

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 2.93%
Boeing Co. (The)	51,841	$8,070,607
General Dynamics Corp.	8,843	1,526,832
Lockheed Martin Corp.	22,093	5,521,924
Northrop Grumman Corp.	14,453	3,361,479
Raytheon Co.	9,885	1,403,670

		19,884,512
AIR FREIGHT & LOGISTICS — 1.61%
FedEx Corp.	21,676	4,036,071
United Parcel Service Inc. Class B	60,093	6,889,062

		10,925,133
AIRLINES — 0.79%
Delta Air Lines Inc.	52,302	2,572,735
Southwest Airlines Co.	55,491	2,765,672

		5,338,407
AUTOMOBILES — 0.32%
Tesla Motors Inc.[a,b]	10,161	2,171,304

		2,171,304
BEVERAGES — 3.80%
Coca-Cola Co. (The)	253,299	10,501,776
Constellation Brands Inc. Class A	14,376	2,203,985
Monster Beverage Corp.[a]	36,326	1,610,695
PepsiCo Inc.	109,220	11,427,689

		25,744,145
BIOTECHNOLOGY — 6.79%
AbbVie Inc.	140,638	8,806,751
Alexion Pharmaceuticals Inc.[a]	18,851	2,306,420
Amgen Inc.	65,295	9,546,782
Biogen Inc.[a]	19,013	5,391,706
Celgene Corp.[a]	66,765	7,728,049
Gilead Sciences Inc.	115,152	8,246,035
Regeneron Pharmaceuticals Inc.[a]	6,721	2,467,212
Vertex Pharmaceuticals Inc.[a]	21,397	1,576,317

		46,069,272
CAPITAL MARKETS — 1.04%
Charles Schwab Corp. (The)	80,300	3,169,441
Intercontinental Exchange Inc.	24,539	1,384,490
S&P Global Inc.	22,947	2,467,721

		7,021,652

Security	Shares	Value
CHEMICALS — 3.06%
AdvanSix Inc.[a]	2,640	$58,450
Air Products & Chemicals Inc.	14,797	2,128,105
Ecolab Inc.	22,570	2,645,655
EI du Pont de Nemours & Co.	75,966	5,575,904
LyondellBasell Industries NV Class A	13,366	1,146,535
Monsanto Co.	24,658	2,594,268
PPG Industries Inc.	23,027	2,182,039
Praxair Inc.	21,715	2,544,781
Sherwin-Williams Co. (The)	7,001	1,881,449

		20,757,186
COMMERCIAL SERVICES & SUPPLIES — 0.33%
Waste Management Inc.	31,807	2,255,434

		2,255,434
CONSUMER FINANCE — 0.12%
Discover Financial Services	11,746	846,769

		846,769
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.40%
Verizon Communications Inc.	177,365	9,467,744

		9,467,744
ELECTRICAL EQUIPMENT — 0.07%
Emerson Electric Co.	8,998	501,639

		501,639
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.98%
American Tower Corp.	36,608	3,868,733
Crown Castle International Corp.	27,541	2,389,733
Public Storage	12,843	2,870,411
Simon Property Group Inc.	24,226	4,304,233

		13,433,110
FOOD & STAPLES RETAILING — 2.90%
Costco Wholesale Corp.	37,854	6,060,804
CVS Health Corp.	87,861	6,933,111
Kroger Co. (The)	82,384	2,843,072
Sysco Corp.	45,551	2,522,159
Walgreens Boots Alliance Inc.	15,451	1,278,725

		19,637,871
FOOD PRODUCTS — 0.55%
General Mills Inc.	51,524	3,182,637
Kraft Heinz Co. (The)	6,615	577,622

		3,760,259

546

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2016

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 1.52%
Baxter International Inc.	4,638	$205,649
Becton Dickinson and Co.	18,125	3,000,594
Boston Scientific Corp.[a]	116,721	2,524,675
Danaher Corp.	13,947	1,085,634
Stryker Corp.	29,221	3,500,968

		10,317,520
HEALTH CARE PROVIDERS & SERVICES — 4.12%
Aetna Inc.	9,930	1,231,419
Anthem Inc.	6,216	893,674
Cardinal Health Inc.	26,220	1,887,054
Cigna Corp.	7,365	982,417
Express Scripts Holding Co.[a]	48,523	3,337,897
HCA Holdings Inc.[a]	18,038	1,335,173
Humana Inc.	12,178	2,484,677
McKesson Corp.	19,569	2,748,466
UnitedHealth Group Inc.	81,484	13,040,700

		27,941,477
HOTELS, RESTAURANTS & LEISURE — 2.96%
Las Vegas Sands Corp.	31,564	1,685,833
McDonald’s Corp.	72,257	8,795,122
Starbucks Corp.	123,969	6,882,759
Yum China Holdings Inc.[a]	30,236	789,764
Yum! Brands Inc.	30,236	1,914,846

		20,068,324
HOUSEHOLD PRODUCTS — 0.58%
Colgate-Palmolive Co.	13,481	882,196
Kimberly-Clark Corp.	26,532	3,027,832

		3,910,028
INDUSTRIAL CONGLOMERATES — 3.20%
3M Co.	51,134	9,130,998
General Electric Co.	155,201	4,904,352
Honeywell International Inc.	66,134	7,661,624

		21,696,974
INSURANCE — 0.83%
Aon PLC	22,772	2,539,761
Marsh & McLennan Companies Inc.	45,371	3,066,626

		5,606,387
INTERNET & DIRECT MARKETING RETAIL — 5.32%
Amazon.com Inc.[a]	33,809	25,352,355
Netflix Inc.[a]	35,416	4,384,501
Priceline Group Inc. (The)[a]	4,299	6,302,592

		36,039,448

Security	Shares	Value
INTERNET SOFTWARE & SERVICES — 9.63%
Alphabet Inc. Class Aa	25,521	$20,224,117
Alphabet Inc. Class Ca	25,794	19,908,325
eBay Inc.[a]	92,496	2,746,206
Facebook Inc. Class Aa	195,064	22,442,113

		65,320,761
IT SERVICES — 7.01%
Accenture PLC Class A	54,197	6,348,094
Automatic Data Processing Inc.	39,591	4,069,163
Cognizant Technology Solutions Corp. Class Aa	52,564	2,945,161
International Business Machines Corp.	52,503	8,714,973
MasterCard Inc. Class A	83,759	8,648,117
PayPal Holdings Inc.[a]	98,301	3,879,940
Visa Inc. Class A	165,639	12,923,155

		47,528,603
LIFE SCIENCES TOOLS & SERVICES — 0.32%
Thermo Fisher Scientific Inc.	15,508	2,188,179

		2,188,179
MACHINERY — 0.62%
Deere & Co.	6,741	694,593
Fortive Corp.	6,934	371,870
Illinois Tool Works Inc.	25,576	3,132,037

		4,198,500
MEDIA — 6.39%
CBS Corp. Class B NVS	33,139	2,108,303
Charter Communications Inc. Class Aa	17,403	5,010,672
Comcast Corp. Class A	193,756	13,378,852
DISH Network Corp. Class Aa	14,671	849,891
Time Warner Inc.	44,898	4,334,004
Twenty-First Century Fox Inc. Class A	73,306	2,055,500
Twenty-First Century Fox Inc. Class B	32,805	893,936
Walt Disney Co. (The)	141,041	14,699,293

		43,330,451
MULTI-UTILITIES — 0.04%
Dominion Resources Inc./VA	3,313	253,743

		253,743
MULTILINE RETAIL — 0.06%
Target Corp.	5,531	399,504

		399,504

547

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 0.35%
Apache Corp.	22,788	$1,446,354
EOG Resources Inc.	5,339	539,773
Spectra Energy Corp.	9,343	383,904

		2,370,031
PERSONAL PRODUCTS — 0.21%
Estee Lauder Companies Inc. (The) Class A	18,803	1,438,241

		1,438,241
PHARMACEUTICALS — 3.65%
Allergan PLC[a]	17,199	3,611,962
Bristol-Myers Squibb Co.	145,134	8,481,631
Eli Lilly & Co.	84,749	6,233,289
Johnson & Johnson	41,323	4,760,823
Mylan NVa	12,538	478,325
Pfizer Inc.	36,726	1,192,860

		24,758,890
ROAD & RAIL — 0.18%
Union Pacific Corp.	11,553	1,197,815

		1,197,815
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.60%
Applied Materials Inc.	67,357	2,173,610
Broadcom Ltd.	32,751	5,789,394
Intel Corp.	37,108	1,345,907
QUALCOMM Inc.	26,427	1,723,041
Texas Instruments Inc.	87,319	6,371,668
Versum Materials Inc.[a]	7,388	207,381

		17,611,001
SOFTWARE — 8.04%
Activision Blizzard Inc.	48,650	1,756,751
Adobe Systems Inc.[a]	42,367	4,361,683
Dell Technologies Inc. Class V Class Va	1,997	109,775
Intuit Inc.	21,153	2,424,345
Microsoft Corp.	658,429	40,914,778
Oracle Corp.	25,137	966,518
salesforce.com inc.[a]	55,583	3,805,212
VMware Inc. Class Aa,b	2,205	173,600

		54,512,662
SPECIALTY RETAIL — 3.59%
Home Depot Inc. (The)	108,163	14,502,495
Lowe’s Companies Inc.	77,707	5,526,522
TJX Companies Inc. (The)	57,415	4,313,589

		24,342,606
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 7.46%
Apple Inc.	436,436	50,548,018

		50,548,018

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 1.10%
NIKE Inc. Class B	115,113	$5,851,194
VF Corp.	29,536	1,575,745

		7,426,939
TOBACCO — 2.25%
Altria Group Inc.	170,038	11,497,970
Philip Morris International Inc.	14,417	1,319,011
Reynolds American Inc.	44,080	2,470,243

		15,287,224
WIRELESS TELECOMMUNICATION SERVICES — 0.13%
T-Mobile U.S. Inc.[a]	15,250	877,028

		877,028

TOTAL COMMON STOCKS
(Cost: $528,330,495)		676,984,791

SHORT-TERM INVESTMENTS — 0.43%

MONEY MARKET FUNDS — 0.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	2,394,139	2,394,618
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	544,433	544,433

		2,939,051

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,939,049)		2,939,051

TOTAL INVESTMENTS IN SECURITIES — 100.28%
(Cost: $531,269,544)[f]		679,923,842
Other Assets, Less Liabilities — (0.28)%		(1,898,201)

NET ASSETS — 100.00%		$678,025,641

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $533,617,256. Net unrealized appreciation was $146,306,586, of which $157,339,561 represented gross unrealized appreciation on securities and $11,032,975 represented gross unrealized depreciation on securities.

548

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 GROWTH ETF

December 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	3,330	105	(3,435)	—	$—	$7,513	$286,509

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$676,984,791	$—	$—	$676,984,791
Money market funds	2,939,051	—	—	2,939,051

Total	$679,923,842	$—	$—	$679,923,842

549

Schedule of Investments  (Unaudited)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.79%

AEROSPACE & DEFENSE — 1.79%
General Dynamics Corp.	3,882	$670,266
Raytheon Co.	5,000	710,000
United Technologies Corp.	21,159	2,319,450

		3,699,716
AIRLINES — 0.11%
Delta Air Lines Inc.	4,654	228,930

		228,930
AUTOMOBILES — 1.28%
Ford Motor Co.	105,808	1,283,451
General Motors Co.	38,195	1,330,714
Tesla Motors Inc.[a,b]	193	41,242

		2,655,407
BANKS — 15.11%
Bank of America Corp.	280,239	6,193,282
BB&T Corp.	22,151	1,041,540
Citigroup Inc.	80,060	4,757,966
JPMorgan Chase & Co.	99,258	8,564,973
PNC Financial Services Group Inc. (The)[c]	13,608	1,591,591
U.S. Bancorp.	44,257	2,273,482
Wells Fargo & Co.	124,593	6,866,320

		31,289,154
BEVERAGES — 0.79%
Coca-Cola Co. (The)	26,766	1,109,718
PepsiCo Inc.	5,119	535,601

		1,645,319
CAPITAL MARKETS — 4.91%
Bank of New York Mellon Corp. (The)	28,526	1,351,562
BlackRock Inc.[c]	3,403	1,294,978
Charles Schwab Corp. (The)	6,521	257,384
CME Group Inc.	9,202	1,061,451
Franklin Resources Inc.	9,750	385,905
Goldman Sachs Group Inc. (The)	10,513	2,517,338
Intercontinental Exchange Inc.	8,365	471,953
Morgan Stanley	38,889	1,643,060
State Street Corp.	10,740	834,713
Thomson Reuters Corp.	8,198	358,908

		10,177,252

Security	Shares	Value
CHEMICALS — 1.38%
Air Products & Chemicals Inc.	686	$98,661
Dow Chemical Co. (The)	30,581	1,749,845
LyondellBasell Industries NV Class A	5,280	452,918
Monsanto Co.	4,172	438,936
Praxair Inc.	947	110,979

		2,851,339
COMMERCIAL SERVICES & SUPPLIES — 0.07%
Waste Management Inc.	2,118	150,187

		150,187
COMMUNICATIONS EQUIPMENT — 2.00%
Cisco Systems Inc.	137,238	4,147,332

		4,147,332
CONSUMER FINANCE — 1.59%
American Express Co.	21,799	1,614,870
Capital One Financial Corp.	13,096	1,142,495
Discover Financial Services	7,497	540,459

		3,297,824
DIVERSIFIED FINANCIAL SERVICES — 4.06%
Berkshire Hathaway Inc. Class Ba	51,562	8,403,575

		8,403,575
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.88%
AT&T Inc.	167,987	7,144,487
Verizon Communications Inc.	55,632	2,969,636

		10,114,123
ELECTRIC UTILITIES — 3.26%
American Electric Power Co. Inc.	13,391	843,097
Duke Energy Corp.	18,794	1,458,790
Exelon Corp.	24,166	857,651
NextEra Energy Inc.	12,554	1,499,701
PG&E Corp.	13,528	822,097
Southern Co. (The)	25,609	1,259,707

		6,741,043
ELECTRICAL EQUIPMENT — 0.80%
Eaton Corp. PLC	12,458	835,807
Emerson Electric Co.	14,626	815,400

		1,651,207

550

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2016

Security	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.30%
Corning Inc.	25,911	$628,860

		628,860
ENERGY EQUIPMENT & SERVICES — 2.15%
Halliburton Co.	23,352	1,263,109
Schlumberger Ltd.	37,944	3,185,399

		4,448,508
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.42%
Crown Castle International Corp.	1,119	97,095
Equity Residential	9,716	625,322
Simon Property Group Inc.	794	141,070

		863,487
FOOD & STAPLES RETAILING — 2.18%
CVS Health Corp.	1,707	134,700
Wal-Mart Stores Inc.	41,244	2,850,785
Walgreens Boots Alliance Inc.	18,608	1,539,998

		4,525,483
FOOD PRODUCTS — 1.81%
Archer-Daniels-Midland Co.	15,659	714,833
Kraft Heinz Co. (The)	14,167	1,237,063
Mondelez International Inc. Class A	40,721	1,805,162

		3,757,058
HEALTH CARE EQUIPMENT & SUPPLIES — 2.77%
Abbott Laboratories	40,012	1,536,861
Baxter International Inc.	12,035	533,632
Danaher Corp.	12,138	944,822
Medtronic PLC	38,233	2,723,336

		5,738,651
HEALTH CARE PROVIDERS & SERVICES — 1.24%
Aetna Inc.	6,118	758,693
Anthem Inc.	5,229	751,773
Cardinal Health Inc.	648	46,637
Cigna Corp.	4,608	614,661
Express Scripts Holding Co.[a]	2,031	139,713
HCA Holdings Inc.[a]	2,714	200,890
Humana Inc.	242	49,375

		2,561,742

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 0.28%
Carnival Corp.	11,099	$577,814

		577,814
HOUSEHOLD PRODUCTS — 3.53%
Colgate-Palmolive Co.	19,420	1,270,845
Kimberly-Clark Corp.	1,425	162,621
Procter & Gamble Co. (The)	69,786	5,867,607

		7,301,073
INDUSTRIAL CONGLOMERATES — 3.09%
General Electric Co.	202,248	6,391,037

		6,391,037
INSURANCE — 4.15%
Aflac Inc.	10,948	761,981
Allstate Corp. (The)	10,186	754,986
American International Group Inc.	27,747	1,812,157
Chubb Ltd.	12,596	1,664,184
MetLife Inc.	25,343	1,365,734
Prudential Financial Inc.	12,040	1,252,882
Travelers Companies Inc. (The)	7,950	973,239

		8,585,163
INTERNET SOFTWARE & SERVICES — 0.44%
Yahoo! Inc.[a]	23,615	913,192

		913,192
IT SERVICES — 0.60%
International Business Machines Corp.	7,503	1,245,423

		1,245,423
LIFE SCIENCES TOOLS & SERVICES — 0.40%
Thermo Fisher Scientific Inc.	5,826	822,049

		822,049
MACHINERY — 1.16%
Caterpillar Inc.	15,197	1,409,370
Deere & Co.	6,454	665,020
Fortive Corp.	6,021	322,906

		2,397,296
MEDIA — 0.68%
Comcast Corp. Class A	4,937	340,900
DISH Network Corp. Class Aa	1,354	78,437
Time Warner Inc.	7,353	709,785
Twenty-First Century Fox Inc. Class A	6,720	188,429
Twenty-First Century Fox Inc. Class B	2,990	81,477

		1,399,028

551

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2016

Security	Shares	Value
MULTI-UTILITIES — 0.58%
Dominion Resources Inc./VA	15,725	$1,204,378

		1,204,378
MULTILINE RETAIL — 0.50%
Target Corp.	14,346	1,036,212

		1,036,212
OIL, GAS & CONSUMABLE FUELS — 12.83%
Anadarko Petroleum Corp.	15,225	1,061,639
Apache Corp.	3,219	204,310
Chevron Corp.	51,258	6,033,067
ConocoPhillips	33,787	1,694,080
EOG Resources Inc.	13,300	1,344,630
Exxon Mobil Corp.	113,703	10,262,833
Kinder Morgan Inc./DE	52,411	1,085,432
Occidental Petroleum Corp.	20,780	1,480,159
Phillips 66	12,281	1,061,201
Pioneer Natural Resources Co.	4,428	797,350
Spectra Energy Corp.	16,114	662,124
Valero Energy Corp.	12,792	873,950

		26,560,775
PHARMACEUTICALS — 8.52%
Allergan PLC[a]	3,720	781,237
Johnson & Johnson	61,960	7,138,412
Merck & Co. Inc.	75,536	4,446,804
Mylan NVa	8,543	325,915
Pfizer Inc.	152,370	4,948,978

		17,641,346
ROAD & RAIL — 1.84%
CSX Corp.	25,961	932,779
Norfolk Southern Corp.	8,042	869,099
Union Pacific Corp.	19,381	2,009,422

		3,811,300
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.19%
Applied Materials Inc.	8,530	275,263
Intel Corp.	117,262	4,253,093
QUALCOMM Inc.	31,754	2,070,361
Versum Materials Inc.[a]	343	9,628

		6,608,345
SOFTWARE — 1.55%
Dell Technologies Inc. Class V Class Va	5,274	289,912
Oracle Corp.	72,730	2,796,468
VMware Inc. Class Aa,b	1,524	119,985

		3,206,365

Security	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.57%
Apple Inc.	12,554	$1,454,004
Hewlett Packard Enterprise Co.	47,035	1,088,390
HP Inc.	47,114	699,172

		3,241,566
TOBACCO — 1.90%
Philip Morris International Inc.	37,727	3,451,643
Reynolds American Inc.	8,650	484,746

		3,936,389
WIRELESS TELECOMMUNICATION SERVICES — 0.08%
T-Mobile U.S. Inc.[a]	2,994	172,185

		172,185

TOTAL COMMON STOCKS
(Cost: $190,613,499)		206,627,133

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	159,072	159,103
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	148,678	148,678

		307,781

TOTAL SHORT-TERM INVESTMENTS
(Cost: $307,772)		307,781

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $190,921,271)[g]		206,934,914
Other Assets, Less Liabilities — 0.06%		120,764

NET ASSETS — 100.00%		$207,055,678

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $191,954,149. Net unrealized appreciation was $14,980,765, of which $20,455,761 represented gross unrealized appreciation on securities and $5,474,996 represented gross unrealized depreciation on securities.

552

Schedule of Investments  (Unaudited) (Continued)

iSHARES® RUSSELL TOP 200 VALUE ETF

December 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	2,142	1,511	(250)	3,403	$1,294,978	$17,915	$7,775
PNC Financial Services Group Inc. (The)	12,970	2,537	(1,899)	13,608	1,591,591	18,788	(2,102)

					$2,886,569	$36,703	$5,673

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$206,627,133	$—	$—	$206,627,133
Money market funds	307,781	—	—	307,781

Total	$206,934,914	$—	$—	$206,934,914

553

Schedule of Investments  (Unaudited)

iSHARES® S&P 100 ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.69%
Boeing Co. (The)	207,604	$32,319,791
General Dynamics Corp.	103,544	17,877,907
Lockheed Martin Corp.	91,131	22,777,282
Raytheon Co.	106,221	15,083,382
United Technologies Corp.	276,982	30,362,767

		118,421,129
AIR FREIGHT & LOGISTICS — 1.02%
FedEx Corp.	88,443	16,468,087
United Parcel Service Inc. Class B	249,355	28,586,057

		45,054,144
AUTOMOBILES — 0.79%
Ford Motor Co.	1,412,670	17,135,687
General Motors Co.	501,753	17,481,075

		34,616,762
BANKS — 8.47%
Bank of America Corp.	3,655,109	80,777,909
Citigroup Inc.	1,030,783	61,259,434
JPMorgan Chase & Co.	1,294,295	111,684,715
U.S. Bancorp.	577,903	29,686,877
Wells Fargo & Co.	1,634,961	90,102,701

		373,511,636
BEVERAGES — 2.55%
Coca-Cola Co. (The)	1,404,043	58,211,623
PepsiCo Inc.	518,755	54,277,335

		112,488,958
BIOTECHNOLOGY — 3.74%
AbbVie Inc.	587,818	36,809,163
Amgen Inc.	269,080	39,342,187
Biogen Inc.[a]	78,694	22,316,045
Celgene Corp.[a]	280,404	32,456,763
Gilead Sciences Inc.	476,538	34,124,886

		165,049,044
CAPITAL MARKETS — 2.02%
Bank of New York Mellon Corp. (The)	382,450	18,120,481
BlackRock Inc.[b]	43,941	16,721,308
Goldman Sachs Group Inc. (The)	133,771	32,031,466
Morgan Stanley	521,610	22,038,023

		88,911,278

Security	Shares	Value
CHEMICALS — 1.43%
Dow Chemical Co. (The)	405,618	$23,209,462
EI du Pont de Nemours & Co.	314,447	23,080,410
Monsanto Co.	158,453	16,670,840

		62,960,712
COMMUNICATIONS EQUIPMENT — 1.24%
Cisco Systems Inc.	1,815,705	54,870,605

		54,870,605
CONSUMER FINANCE — 0.81%
American Express Co.	278,085	20,600,537
Capital One Financial Corp.	174,456	15,219,541

		35,820,078
DIVERSIFIED FINANCIAL SERVICES — 2.54%
Berkshire Hathaway Inc. Class Ba	686,835	111,940,368

		111,940,368
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.93%
AT&T Inc.	2,221,261	94,470,230
Verizon Communications Inc.	1,474,558	78,711,906

		173,182,136
ELECTRIC UTILITIES — 1.56%
Duke Energy Corp.	249,201	19,342,982
Exelon Corp.	333,944	11,851,672
NextEra Energy Inc.	169,017	20,190,771
Southern Co. (The)	354,473	17,436,527

		68,821,952
ELECTRICAL EQUIPMENT — 0.29%
Emerson Electric Co.	232,558	12,965,109

		12,965,109
ENERGY EQUIPMENT & SERVICES — 1.34%
Halliburton Co.	312,678	16,912,753
Schlumberger Ltd.	503,252	42,248,005

		59,160,758
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.46%
Simon Property Group Inc.	113,658	20,193,617

		20,193,617
FOOD & STAPLES RETAILING — 2.70%
Costco Wholesale Corp.	158,113	25,315,472
CVS Health Corp.	385,742	30,438,901
Wal-Mart Stores Inc.	544,683	37,648,489
Walgreens Boots Alliance Inc.	309,552	25,618,524

		119,021,386

554

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 100 ETF

December 31, 2016

Security	Shares	Value
FOOD PRODUCTS — 0.99%
Kraft Heinz Co. (The)	215,743	$18,838,679
Mondelez International Inc. Class A	558,633	24,764,201

		43,602,880
HEALTH CARE EQUIPMENT & SUPPLIES — 1.65%
Abbott Laboratories	532,551	20,455,284
Danaher Corp.	220,169	17,137,955
Medtronic PLC	496,641	35,375,738

		72,968,977
HEALTH CARE PROVIDERS & SERVICES — 1.25%
UnitedHealth Group Inc.	344,285	55,099,371

		55,099,371
HOTELS, RESTAURANTS & LEISURE — 1.49%
McDonald’s Corp.	300,379	36,562,132
Starbucks Corp.	526,434	29,227,616

		65,789,748
HOUSEHOLD PRODUCTS — 2.32%
Colgate-Palmolive Co.	321,501	21,039,025
Procter & Gamble Co. (The)	967,933	81,383,807

		102,422,832
INDUSTRIAL CONGLOMERATES — 3.90%
3M Co.	217,554	38,848,618
General Electric Co.	3,199,838	101,114,881
Honeywell International Inc.	275,670	31,936,369

		171,899,868
INSURANCE — 1.23%
Allstate Corp. (The)	133,197	9,872,562
American International Group Inc.	352,950	23,051,164
MetLife Inc.	397,571	21,425,101

		54,348,827
INTERNET & DIRECT MARKETING RETAIL — 3.02%
Amazon.com Inc.[a]	142,660	106,976,454
Priceline Group Inc. (The)[a]	17,850	26,169,171

		133,145,625
INTERNET SOFTWARE & SERVICES — 6.01%
Alphabet Inc. Class Aa	107,103	84,873,772
Alphabet Inc. Class Ca	107,346	82,851,790
Facebook Inc. Class Aa	846,706	97,413,525

		265,139,087

Security	Shares	Value
IT SERVICES — 4.14%
Accenture PLC Class A	224,377	$26,281,278
International Business Machines Corp.	312,981	51,951,716
MasterCard Inc. Class A	344,297	35,548,665
PayPal Holdings Inc.[a]	406,512	16,045,029
Visa Inc. Class A	675,523	52,704,305

		182,530,993
MACHINERY — 0.45%
Caterpillar Inc.	211,628	19,626,381

		19,626,381
MEDIA — 3.56%
Comcast Corp. Class A	862,094	59,527,591
Time Warner Inc.	278,922	26,924,340
Twenty-First Century Fox Inc. Class A	382,871	10,735,703
Twenty-First Century Fox Inc. Class B	176,336	4,805,156
Walt Disney Co. (The)	529,594	55,194,287

		157,187,077
MULTILINE RETAIL — 0.33%
Target Corp.	203,166	14,674,680

		14,674,680
OIL, GAS & CONSUMABLE FUELS — 6.17%
Chevron Corp.	682,827	80,368,738
ConocoPhillips	448,171	22,471,294
Exxon Mobil Corp.	1,499,905	135,381,425
Kinder Morgan Inc./DE	694,426	14,381,563
Occidental Petroleum Corp.	276,414	19,688,969

		272,291,989
PHARMACEUTICALS — 7.55%
Allergan PLC[a]	135,667	28,491,427
Bristol-Myers Squibb Co.	604,501	35,327,038
Eli Lilly & Co.	351,396	25,845,176
Johnson & Johnson	984,044	113,371,709
Merck & Co. Inc.	997,284	58,710,109
Pfizer Inc.	2,194,989	71,293,243

		333,038,702
ROAD & RAIL — 0.70%
Union Pacific Corp.	298,093	30,906,282

		30,906,282

555

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 100 ETF

December 31, 2016

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.80%
Intel Corp.	1,714,149	$62,172,184
QUALCOMM Inc.	534,205	34,830,166
Texas Instruments Inc.	361,522	26,380,261

		123,382,611
SOFTWARE — 4.91%
Microsoft Corp.	2,812,423	174,763,965
Oracle Corp.	1,084,076	41,682,722

		216,446,687
SPECIALTY RETAIL — 1.85%
Home Depot Inc. (The)	440,618	59,078,061
Lowe’s Companies Inc.	314,632	22,376,628

		81,454,689
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 5.07%
Apple Inc.	1,928,751	223,387,941

		223,387,941
TEXTILES, APPAREL & LUXURY GOODS — 0.56%
NIKE Inc. Class B	483,305	24,566,393

		24,566,393
TOBACCO — 2.25%
Altria Group Inc.	705,428	47,701,041
Philip Morris International Inc.	561,142	51,338,882

		99,039,923

TOTAL COMMON STOCKS
(Cost: $4,289,871,850)		4,399,941,235

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	5,387,352	$5,387,352

		5,387,352

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,387,352)		5,387,352

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $4,295,259,202)[e]		4,405,328,587
Other Assets, Less Liabilities — 0.10%		4,608,956

NET ASSETS — 100.00%		$4,409,937,543

[a]	Non-income earning security.
[b]	Affiliated issuer. See Schedule 1.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $4,358,406,445. Net unrealized appreciation was $46,922,142, of which $293,139,447 represented gross unrealized appreciation on securities and $246,217,305 represented gross unrealized depreciation on securities.

556

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 100 ETF

December 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	50,394	8,867	(15,320)	43,941	$16,721,308	$319,684	$140,556

Schedule 2 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	81	Mar. 2017	Chicago Mercantile	$9,049,239	$9,056,610	$7,371

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,399,941,235	$—	$—	$4,399,941,235
Money market funds	5,387,352	—	—	5,387,352

Total	$4,405,328,587	$—	$—	$4,405,328,587

Derivative financial instruments:[a]
Assets:
Futures contracts	$7,371	$—	$—	$7,371

Total	$7,371	$—	$—	$7,371

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

557

Schedule of Investments  (Unaudited)

iSHARES® S&P 500 GROWTH ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.76%

AEROSPACE & DEFENSE — 2.61%
Boeing Co. (The)	557,661	$86,816,664
General Dynamics Corp.	415,099	71,670,993
L3 Technologies Inc.	50,629	7,701,177
Lockheed Martin Corp.	365,375	91,321,828
Northrop Grumman Corp.	255,607	59,449,076
Raytheon Co.	285,020	40,472,840
Rockwell Collins Inc.	119,008	11,039,182
TransDigm Group Inc.	72,810	18,126,778

		386,598,538
AIR FREIGHT & LOGISTICS — 1.33%
CH Robinson Worldwide Inc.	102,427	7,503,802
Expeditors International of Washington Inc.	164,530	8,713,509
FedEx Corp.	354,555	66,018,141
United Parcel Service Inc. Class B	999,667	114,601,825

		196,837,277
AIRLINES — 0.57%
Alaska Air Group Inc.	114,409	10,151,510
Southwest Airlines Co.	892,265	44,470,488
United Continental Holdings Inc.[a]	418,701	30,514,929

		85,136,927
AUTOMOBILES — 0.10%
Harley-Davidson Inc.	257,254	15,008,198

		15,008,198
BANKS — 0.68%
Citizens Financial Group Inc.	281,695	10,036,793
Comerica Inc.	137,881	9,391,075
KeyCorp	770,632	14,079,447
U.S. Bancorp.	1,297,449	66,649,955

		100,157,270
BEVERAGES — 2.14%
Brown-Forman Corp. Class B	158,256	7,108,860
Coca-Cola Co. (The)	2,870,759	119,021,668
Constellation Brands Inc. Class A	257,467	39,472,266
Dr Pepper Snapple Group Inc.	159,853	14,493,871
Monster Beverage Corp.[a]	354,230	15,706,558
PepsiCo Inc.	1,164,668	121,859,213

		317,662,436

Security	Shares	Value
BIOTECHNOLOGY — 4.62%
AbbVie Inc.	2,356,613	$147,571,106
Alexion Pharmaceuticals Inc.[a]	324,737	39,731,572
Amgen Inc.	593,331	86,750,926
Biogen Inc.[a]	315,511	89,472,609
Celgene Corp.[a]	1,124,150	130,120,363
Gilead Sciences Inc.	1,910,492	136,810,332
Regeneron Pharmaceuticals Inc.[a,b]	109,627	40,242,975
Vertex Pharmaceuticals Inc.[a]	205,183	15,115,832

		685,815,715
BUILDING PRODUCTS — 0.16%
Allegion PLC	88,611	5,671,104
Fortune Brands Home & Security Inc.	158,639	8,480,841
Masco Corp.	294,889	9,324,390

		23,476,335
CAPITAL MARKETS — 2.13%
Ameriprise Financial Inc.	110,006	12,204,066
BlackRock Inc.[c]	86,340	32,855,824
Charles Schwab Corp. (The)	1,749,387	69,048,305
CME Group Inc.	309,596	35,711,899
E*TRADE Financial Corp.[a]	397,116	13,760,069
Intercontinental Exchange Inc.	863,790	48,735,032
Moody’s Corp.	240,619	22,683,153
Nasdaq Inc.	75,619	5,075,547
Northern Trust Corp.	197,541	17,591,026
S&P Global Inc.	375,464	40,377,398
T Rowe Price Group Inc.	229,713	17,288,200

		315,330,519
CHEMICALS — 1.61%
Air Products & Chemicals Inc.	180,043	25,893,784
Albemarle Corp.	163,109	14,040,423
Ecolab Inc.	209,779	24,590,294
EI du Pont de Nemours & Co.	630,136	46,251,983
FMC Corp.	128,102	7,245,449
International Flavors & Fragrances Inc.	66,664	7,855,019
Monsanto Co.	425,287	44,744,445
PPG Industries Inc.	202,900	19,226,804
Praxair Inc.	232,256	27,218,081
Sherwin-Williams Co. (The)	80,880	21,735,691

		238,801,973

558

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2016

Security	Shares	Value
COMMERCIAL SERVICES & SUPPLIES — 0.51%
Cintas Corp.	124,856	$14,428,359
Republic Services Inc.	335,603	19,146,151
Waste Management Inc.	589,090	41,772,372

		75,346,882
COMMUNICATIONS EQUIPMENT — 0.41%
F5 Networks Inc.[a]	94,733	13,709,760
Harris Corp.	180,424	18,488,047
Juniper Networks Inc.	308,424	8,716,062
Motorola Solutions Inc.	240,977	19,974,584

		60,888,453
CONSTRUCTION & ENGINEERING — 0.05%
Quanta Services Inc.[a]	220,037	7,668,289

		7,668,289
CONSTRUCTION MATERIALS — 0.30%
Martin Marietta Materials Inc.	92,035	20,388,513
Vulcan Materials Co.	191,871	24,012,656

		44,401,169
CONSUMER FINANCE — 0.55%
American Express Co.	535,028	39,634,874
Discover Financial Services	571,881	41,226,902

		80,861,776
CONTAINERS & PACKAGING — 0.08%
Avery Dennison Corp.	67,997	4,774,749
Sealed Air Corp.	148,574	6,736,345

		11,511,094
DISTRIBUTORS — 0.09%
LKQ Corp.[a]	446,160	13,674,804

		13,674,804
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.22%
Level 3 Communications Inc.[a]	236,783	13,345,090
Verizon Communications Inc.	3,133,185	167,249,415

		180,594,505
ELECTRIC UTILITIES — 0.31%
Alliant Energy Corp.	155,605	5,895,874
NextEra Energy Inc.	331,944	39,654,030

		45,549,904

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.43%
Acuity Brands Inc.	63,975	$14,769,269
Emerson Electric Co.	428,778	23,904,373
Rockwell Automation Inc.	186,275	25,035,360

		63,709,002
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.58%
Amphenol Corp. Class A	448,375	30,130,800
Corning Inc.	1,379,410	33,478,281
FLIR Systems Inc.	137,330	4,969,973
TE Connectivity Ltd.	257,652	17,850,130

		86,429,184
ENERGY EQUIPMENT & SERVICES — 0.89%
Baker Hughes Inc.	264,572	17,189,243
Halliburton Co.	726,857	39,315,695
Schlumberger Ltd.	907,913	76,219,296

		132,724,234
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.83%
American Tower Corp.	617,307	65,237,004
Apartment Investment & Management Co. Class A	227,195	10,326,013
AvalonBay Communities Inc.[b]	198,784	35,214,586
Boston Properties Inc.[b]	145,123	18,253,571
Crown Castle International Corp.[b]	339,616	29,468,480
Digital Realty Trust Inc.[b]	230,490	22,647,947
Equinix Inc.[b]	103,358	36,941,183
Equity Residential[b]	354,428	22,810,986
Essex Property Trust Inc.	50,356	11,707,770
Extra Space Storage Inc.[b]	182,478	14,094,601
Federal Realty Investment Trust	65,584	9,320,142
General Growth Properties Inc.	848,060	21,184,539
Host Hotels & Resorts Inc.[b]	1,074,273	20,239,303
Iron Mountain Inc.[b]	201,742	6,552,580
Kimco Realty Corp.[b]	616,823	15,519,267
Mid-America Apartment Communities Inc.	100,299	9,821,278
Prologis Inc.	765,781	40,425,579
Public Storage	140,277	31,351,909

559

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2016

Security	Shares	Value
Realty Income Corp.[b]	232,524	$13,365,480
Simon Property Group Inc.	300,746	53,433,542
UDR Inc.	387,626	14,140,596
Ventas Inc.	293,006	18,318,735
Vornado Realty Trust	124,703	13,015,252
Welltower Inc.	524,684	35,117,100

		568,507,443
FOOD & STAPLES RETAILING — 0.14%
Sysco Corp.	385,450	21,342,366

		21,342,366
FOOD PRODUCTS — 0.64%
Campbell Soup Co.	171,272	10,356,818
General Mills Inc.	472,780	29,203,620
Hershey Co. (The)	201,555	20,846,834
Kellogg Co.	197,949	14,590,821
Lamb Weston Holdings Inc.[a]	1	25
McCormick & Co. Inc./MD	106,207	9,912,299
Mead Johnson Nutrition Co.	144,650	10,235,434

		95,145,851
HEALTH CARE EQUIPMENT & SUPPLIES — 2.40%
Becton Dickinson and Co.	307,893	50,971,686
Boston Scientific Corp.[a]	1,973,136	42,678,932
Cooper Companies Inc. (The)	50,802	8,886,794
CR Bard Inc.	106,368	23,896,635
Danaher Corp.	467,198	36,366,692
Edwards Lifesciences Corp.[a]	310,731	29,115,495
Hologic Inc.[a]	241,875	9,704,025
Intuitive Surgical Inc.[a]	56,167	35,619,426
St. Jude Medical Inc.	415,255	33,299,299
Stryker Corp.	450,693	53,997,528
Varian Medical Systems Inc.[a,b]	135,421	12,158,097
Zimmer Biomet Holdings Inc.	186,130	19,208,616

		355,903,225
HEALTH CARE PROVIDERS & SERVICES — 2.54%
Aetna Inc.	508,856	63,103,233
Envision Healthcare Corp.[a]	70,075	4,435,047
HCA Holdings Inc.[a,b]	216,303	16,010,748
Humana Inc.	216,217	44,114,754
Laboratory Corp. of America Holdings[a]	80,615	10,349,354

Security	Shares	Value
Quest Diagnostics Inc.	125,088	$11,495,587
UnitedHealth Group Inc.	1,380,261	220,896,970
Universal Health Services Inc. Class B	58,265	6,198,231

		376,603,924
HEALTH CARE TECHNOLOGY — 0.14%
Cerner Corp.[a,b]	438,859	20,788,751

		20,788,751
HOTELS, RESTAURANTS & LEISURE — 2.21%
Chipotle Mexican Grill Inc.[a]	23,091	8,712,696
Darden Restaurants Inc.	178,486	12,979,502
Marriott International Inc./MD Class A	463,741	38,342,106
McDonald’s Corp.	746,641	90,881,143
Royal Caribbean Cruises Ltd.	123,712	10,149,332
Starbucks Corp.	2,110,528	117,176,515
Wyndham Worldwide Corp.	104,505	7,981,047
Wynn Resorts Ltd.	115,081	9,955,657
Yum! Brands Inc.	506,718	32,090,451

		328,268,449
HOUSEHOLD DURABLES — 0.36%
Garmin Ltd.	167,288	8,111,795
Harman International Industries Inc.	101,020	11,229,383
Leggett & Platt Inc.	116,317	5,685,575
Mohawk Industries Inc.[a]	42,910	8,568,269
Newell Brands Inc.	427,464	19,086,268

		52,681,290
HOUSEHOLD PRODUCTS — 1.76%
Church & Dwight Co. Inc.	243,664	10,767,512
Clorox Co. (The)	102,686	12,324,374
Colgate-Palmolive Co.	721,807	47,235,050
Kimberly-Clark Corp.	270,718	30,894,338
Procter & Gamble Co. (The)	1,901,471	159,875,682

		261,096,956
INDUSTRIAL CONGLOMERATES — 2.61%
3M Co.	593,099	105,909,688
General Electric Co.	6,029,375	190,528,250
Honeywell International Inc.	652,056	75,540,688
Roper Technologies Inc.	80,904	14,811,904

		386,790,530

560

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2016

Security	Shares	Value
INSURANCE — 0.78%
Aon PLC	381,196	$42,514,790
Arthur J Gallagher & Co.	258,016	13,406,511
Cincinnati Financial Corp.	121,030	9,168,023
Marsh & McLennan Companies Inc.	747,590	50,529,608

		115,618,932
INTERNET & DIRECT MARKETING RETAIL — 4.28%
Amazon.com Inc.[a]	571,920	428,865,651
Expedia Inc.	175,389	19,868,066
Netflix Inc.[a]	622,324	77,043,711
Priceline Group Inc. (The)[a]	71,554	104,902,457
TripAdvisor Inc.[a]	96,136	4,457,826

		635,137,711
INTERNET SOFTWARE & SERVICES — 7.46%
Akamai Technologies Inc.[a]	251,310	16,757,351
Alphabet Inc. Class Aa	429,367	340,251,879
Alphabet Inc. Class Ca	430,369	332,167,401
eBay Inc.[a]	589,059	17,489,162
Facebook Inc. Class Aa	3,394,514	390,538,836
VeriSign Inc.[a,b]	131,825	10,027,928

		1,107,232,557
IT SERVICES — 6.02%
Accenture PLC Class A	899,531	105,362,066
Alliance Data Systems Corp.	50,255	11,483,268
Automatic Data Processing Inc.	654,264	67,245,254
Cognizant Technology Solutions Corp. Class Aa	614,894	34,452,511
CSRA Inc.	101,844	3,242,713
Fidelity National Information Services Inc.	475,809	35,990,193
Fiserv Inc.[a]	314,148	33,387,649
Global Payments Inc.	223,064	15,482,872
International Business Machines Corp.	715,216	118,718,704
MasterCard Inc. Class A	1,380,311	142,517,111
Paychex Inc.	467,783	28,478,629
PayPal Holdings Inc.[a]	1,627,313	64,230,044
Total System Services Inc.	239,845	11,759,600

Security	Shares	Value
Visa Inc. Class A	2,708,245	$211,297,275
Western Union Co. (The)	456,453	9,914,159

		893,562,048
LEISURE PRODUCTS — 0.14%
Hasbro Inc.	162,923	12,673,780
Mattel Inc.	283,724	7,816,596

		20,490,376
LIFE SCIENCES TOOLS & SERVICES — 0.73%
Agilent Technologies Inc.	305,832	13,933,706
Illumina Inc.[a]	147,199	18,847,360
Mettler-Toledo International Inc.[a,b]	38,054	15,927,882
Thermo Fisher Scientific Inc.	349,426	49,304,009
Waters Corp.[a]	77,085	10,359,453

		108,372,410
MACHINERY — 1.81%
Caterpillar Inc.	441,135	40,910,860
Cummins Inc.	223,275	30,514,994
Deere & Co.	206,273	21,254,370
Fortive Corp.	436,196	23,393,191
Illinois Tool Works Inc.	458,102	56,099,171
Ingersoll-Rand PLC	374,619	28,111,410
PACCAR Inc.	264,333	16,890,879
Parker-Hannifin Corp.	132,006	18,480,840
Snap-on Inc.	44,498	7,621,172
Stanley Black & Decker Inc.	104,893	12,030,178
Xylem Inc./NY	260,151	12,882,678

		268,189,743
MEDIA — 4.63%
CBS Corp. Class B NVS	567,461	36,101,869
Charter Communications Inc. Class Aa	314,000	90,406,880
Comcast Corp. Class A	3,456,237	238,653,165
Discovery Communications Inc. Class Aa,b	219,463	6,015,481
Discovery Communications Inc. Class C NVS[a]	319,355	8,552,327
Interpublic Group of Companies Inc. (The)	315,853	7,394,119
Omnicom Group Inc.	245,484	20,893,143

561

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2016

Security	Shares	Value
Scripps Networks Interactive Inc. Class A	137,963	$9,846,419
Time Warner Inc.	1,118,242	107,943,900
Twenty-First Century Fox Inc. Class A	738,181	20,698,595
Twenty-First Century Fox Inc. Class B	338,601	9,226,877
Walt Disney Co. (The)	1,252,693	130,555,665

		686,288,440
METALS & MINING — 0.38%
Freeport-McMoRan Inc.[a]	1,112,081	14,668,349
Newmont Mining Corp.	767,676	26,154,721
Nucor Corp.	273,452	16,275,863

		57,098,933
MULTI-UTILITIES — 0.38%
CenterPoint Energy Inc.	363,518	8,957,084
Dominion Resources Inc./VA	426,887	32,695,275
WEC Energy Group Inc.	238,839	14,007,907

		55,660,266
MULTILINE RETAIL — 0.36%
Dollar General Corp.	368,575	27,300,350
Dollar Tree Inc.[a]	343,107	26,480,999

		53,781,349
OIL, GAS & CONSUMABLE FUELS — 2.29%
Anadarko Petroleum Corp.	406,121	28,318,817
Apache Corp.	352,146	22,350,707
Cabot Oil & Gas Corp.	322,846	7,541,683
Chesapeake Energy Corp.[a]	509,838	3,579,063
Cimarex Energy Co.	77,120	10,480,608
Concho Resources Inc.[a,b]	114,468	15,178,457
Devon Energy Corp.	418,191	19,098,783
EOG Resources Inc.	434,689	43,947,058
EQT Corp.	150,846	9,865,328
Murphy Oil Corp.	235,563	7,333,076
Newfield Exploration Co.[a]	191,306	7,747,893
Noble Energy Inc.	261,097	9,937,352
Occidental Petroleum Corp.	475,632	33,879,267
ONEOK Inc.	214,456	12,311,919
Pioneer Natural Resources Co.	246,025	44,301,722
Range Resources Corp.	103,509	3,556,569
Southwestern Energy Co.[a]	399,960	4,327,567
Spectra Energy Corp.	1,017,303	41,800,980
Williams Companies Inc. (The)	445,896	13,885,202

		339,442,051

Security	Shares	Value
PERSONAL PRODUCTS — 0.13%
Coty Inc. Class A	284,975	$5,217,892
Estee Lauder Companies Inc. (The) Class A	186,960	14,300,571

		19,518,463
PHARMACEUTICALS — 5.02%
Bristol-Myers Squibb Co.	1,332,932	77,896,546
Eli Lilly & Co.	619,655	45,575,625
Johnson & Johnson	2,406,536	277,257,013
Merck & Co. Inc.	2,478,896	145,932,607
Pfizer Inc.	4,927,964	160,060,271
Zoetis Inc.	715,015	38,274,753

		744,996,815
PROFESSIONAL SERVICES — 0.38%
Dun & Bradstreet Corp. (The)	53,133	6,446,096
Equifax Inc.	173,926	20,563,271
Nielsen Holdings PLC	267,903	11,238,531
Verisk Analytics Inc. Class Aa	226,726	18,403,349

		56,651,247
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.04%
CBRE Group Inc. Class Aa	190,825	6,009,079

		6,009,079
ROAD & RAIL — 0.87%
CSX Corp.	854,615	30,706,317
JB Hunt Transport Services Inc.	126,896	12,317,795
Union Pacific Corp.	824,597	85,494,217

		128,518,329
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.07%
Analog Devices Inc.	445,922	32,382,856
Applied Materials Inc.	1,567,441	50,581,321
Broadcom Ltd.	576,185	101,852,222
Intel Corp.	3,298,655	119,642,217
KLA-Tencor Corp.	226,686	17,835,655
Lam Research Corp.	236,129	24,965,919
Linear Technology Corp.	349,070	21,764,515
Microchip Technology Inc.	313,735	20,126,100
NVIDIA Corp.	781,624	83,430,546
QUALCOMM Inc.	2,141,686	139,637,927
Skyworks Solutions Inc.	269,864	20,148,046
Texas Instruments Inc.	1,449,386	105,761,696
Xilinx Inc.	238,953	14,425,593

		752,554,613

562

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2016

Security	Shares	Value
SOFTWARE — 7.47%
Activision Blizzard Inc.	990,035	$35,750,164
Adobe Systems Inc.[a]	721,047	74,231,789
Autodesk Inc.[a]	187,449	13,873,100
Citrix Systems Inc.[a]	226,518	20,230,323
Electronic Arts Inc.[a]	437,447	34,453,326
Intuit Inc.	353,596	40,525,638
Microsoft Corp.	11,275,314	700,648,012
Oracle Corp.	2,520,763	96,923,337
Red Hat Inc.[a]	260,842	18,180,687
salesforce.com inc.[a]	925,696	63,373,148
Symantec Corp.	444,545	10,620,180

		1,108,809,704
SPECIALTY RETAIL — 3.81%
Advance Auto Parts Inc.	106,803	18,062,523
AutoZone Inc.[a,b]	41,767	32,987,159
Best Buy Co. Inc.	158,930	6,781,543
CarMax Inc.[a,b]	123,899	7,977,857
Foot Locker Inc.	119,515	8,472,418
Home Depot Inc. (The)	1,766,498	236,852,052
L Brands Inc.	163,752	10,781,432
Lowe’s Companies Inc.	807,292	57,414,607
O’Reilly Automotive Inc.[a,b]	136,983	38,137,437
Ross Stores Inc.	574,455	37,684,248
Tiffany & Co.	79,158	6,129,204
TJX Companies Inc. (The)	945,344	71,023,695
Tractor Supply Co.	108,291	8,209,541
Ulta Salon Cosmetics & Fragrance Inc.[a]	85,158	21,710,180
Urban Outfitters Inc.[a]	128,112	3,648,630

		565,872,526
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 6.10%
Apple Inc.	7,732,577	895,587,068
NetApp Inc.	248,464	8,763,325

		904,350,393
TEXTILES, APPAREL & LUXURY GOODS — 0.63%
Coach Inc.	204,004	7,144,220
Hanesbrands Inc.	284,013	6,126,161
Michael Kors Holdings Ltd.[a]	238,038	10,230,873
NIKE Inc. Class B	1,104,458	56,139,600
Under Armour Inc. Class Aa,b	265,926	7,725,150
Under Armour Inc. Class Ca	267,124	6,723,511

		94,089,515

Security	Shares	Value
TOBACCO — 2.51%
Altria Group Inc.	2,828,159	$191,240,111
Philip Morris International Inc.	1,237,320	113,202,407
Reynolds American Inc.	1,199,199	67,203,112

		371,645,630
TRADING COMPANIES & DISTRIBUTORS — 0.34%
Fastenal Co.	419,691	19,717,083
United Rentals Inc.[a]	122,139	12,895,436
WW Grainger Inc.	79,558	18,477,345

		51,089,864
WATER UTILITIES — 0.13%
American Water Works Co. Inc.	258,408	18,698,403

		18,698,403

TOTAL COMMON STOCKS
(Cost: $11,889,037,309)		14,798,992,666

SHORT-TERM INVESTMENTS — 0.92%

MONEY MARKET FUNDS — 0.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	116,101,671	116,124,891
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	20,013,128	20,013,128

		136,138,019

TOTAL SHORT-TERM INVESTMENTS
(Cost: $136,119,719)		136,138,019

TOTAL INVESTMENTS IN SECURITIES — 100.68%
(Cost: $12,025,157,028)[g]		14,935,130,685
Other Assets, Less Liabilities — (0.68)%		(100,121,957)

NET ASSETS — 100.00%		$14,835,008,728

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated issuer. See Schedule 1.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $12,101,471,950. Net unrealized appreciation was $2,833,658,735, of which $2,991,966,685 represented gross unrealized appreciation on securities and $158,307,950 represented gross unrealized depreciation on securities.

563

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 GROWTH ETF

December 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	115,216	13,768	(42,644)	86,340	$32,855,824	$778,257	$2,693,615

Schedule 2 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	279	Mar. 2017	Chicago Mercantile	$31,188,693	$31,194,990	$6,297

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$14,798,992,666	$—	$—	$14,798,992,666
Money market funds	136,138,019	—	—	136,138,019

Total	$14,935,130,685	$—	$—	$14,935,130,685

Derivative financial instruments:[a]
Assets:
Futures contracts	$6,297	$—	$—	$6,297

Total	$6,297	$—	$—	$6,297

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

564

Schedule of Investments  (Unaudited)

iSHARES® S&P 500 VALUE ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.73%

AEROSPACE & DEFENSE — 1.75%
Arconic Inc.	615,895	$11,418,693
Boeing Co. (The)	266,971	41,562,046
L3 Technologies Inc.	60,335	9,177,557
Raytheon Co.	136,576	19,393,792
Rockwell Collins Inc.	67,437	6,255,456
Textron Inc.	380,849	18,494,028
United Technologies Corp.	1,079,294	118,312,208

		224,613,780
AIR FREIGHT & LOGISTICS — 0.10%
CH Robinson Worldwide Inc.	100,449	7,358,894
Expeditors International of Washington Inc.	92,955	4,922,897

		12,281,791
AIRLINES — 0.71%
Alaska Air Group Inc.	62,929	5,583,690
American Airlines Group Inc.	730,263	34,095,979
Delta Air Lines Inc.	1,037,862	51,052,432

		90,732,101
AUTO COMPONENTS — 0.38%
BorgWarner Inc.	283,034	11,162,861
Delphi Automotive PLC	381,729	25,709,448
Goodyear Tire & Rubber Co. (The)	366,221	11,305,242

		48,177,551
AUTOMOBILES — 1.05%
Ford Motor Co.	5,500,768	66,724,316
General Motors Co.	1,955,078	68,114,917

		134,839,233
BANKS — 13.50%
Bank of America Corp.	14,242,263	314,754,012
BB&T Corp.	1,143,630	53,773,483
Citigroup Inc.	4,016,460	238,698,218
Citizens Financial Group Inc.	447,301	15,937,335
Comerica Inc.	109,990	7,491,419
Fifth Third Bancorp.	1,064,973	28,722,322
Huntington Bancshares Inc./OH	1,527,847	20,198,137
JPMorgan Chase & Co.	5,043,269	435,183,682
KeyCorp	774,995	14,159,159
M&T Bank Corp.	218,515	34,182,301
People’s United Financial Inc.	435,372	8,428,802
PNC Financial Services Group Inc. (The)[a]	685,681	80,197,250

Security	Shares	Value
Regions Financial Corp.	1,734,948	$24,913,853
SunTrust Banks Inc.	691,757	37,942,871
U.S. Bancorp.	990,811	50,897,961
Wells Fargo & Co.	6,370,677	351,088,010
Zions BanCorp.	285,581	12,291,406

		1,728,860,221
BEVERAGES — 1.98%
Brown-Forman Corp. Class B	103,458	4,647,333
Coca-Cola Co. (The)	2,680,736	111,143,315
Dr Pepper Snapple Group Inc.	104,197	9,447,542
Molson Coors Brewing Co. Class B	259,747	25,275,981
Monster Beverage Corp.[b]	229,939	10,195,495
PepsiCo Inc.	889,411	93,059,073

		253,768,739
BIOTECHNOLOGY — 0.63%
Amgen Inc.	471,838	68,987,434
Vertex Pharmaceuticals Inc.[b]	150,137	11,060,593

		80,048,027
BUILDING PRODUCTS — 0.52%
Allegion PLC	48,938	3,132,032
Fortune Brands Home & Security Inc.	64,203	3,432,293
Johnson Controls International PLC	1,320,228	54,380,191
Masco Corp.	176,907	5,593,799

		66,538,315
CAPITAL MARKETS — 3.59%
Affiliated Managers Group Inc.[b]	77,114	11,204,664
Ameriprise Financial Inc.	115,807	12,847,628
Bank of New York Mellon Corp. (The)	1,490,223	70,606,766
BlackRock Inc.[a]	87,387	33,254,249
CME Group Inc.	176,965	20,412,913
Franklin Resources Inc.	489,015	19,355,214
Goldman Sachs Group Inc. (The)	521,220	124,806,129
Invesco Ltd.	574,527	17,431,149
Morgan Stanley	2,032,495	85,872,914
Nasdaq Inc.	87,322	5,861,053
Northern Trust Corp.	108,696	9,679,379
State Street Corp.	511,041	39,718,106
T Rowe Price Group Inc.	120,865	9,096,300

		460,146,464

565

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2016

Security	Shares	Value
CHEMICALS — 2.59%
Air Products & Chemicals Inc.	131,722	$18,944,258
CF Industries Holdings Inc.	328,713	10,347,885
Dow Chemical Co. (The)	1,580,498	90,436,096
Eastman Chemical Co.	206,464	15,528,158
Ecolab Inc.	166,370	19,501,891
EI du Pont de Nemours & Co.	612,625	44,966,675
FMC Corp.	63,084	3,568,031
International Flavors & Fragrances Inc.	47,308	5,574,302
LyondellBasell Industries NV Class A	470,976	40,400,321
Monsanto Co.	203,725	21,433,907
Mosaic Co. (The)	493,110	14,462,916
PPG Industries Inc.	174,649	16,549,739
Praxair Inc.	176,984	20,740,755
Sherwin-Williams Co. (The)	35,529	9,548,064

		332,002,998
COMMERCIAL SERVICES & SUPPLIES — 0.10%
Pitney Bowes Inc.	255,723	3,884,433
Stericycle Inc.[b]	120,656	9,295,338

		13,179,771
COMMUNICATIONS EQUIPMENT — 1.72%
Cisco Systems Inc.	7,074,963	213,805,382
Juniper Networks Inc.	237,296	6,705,985

		220,511,367
CONSTRUCTION & ENGINEERING — 0.16%
Fluor Corp.	195,311	10,257,734
Jacobs Engineering Group Inc.[b]	170,342	9,709,494

		19,967,228
CONSUMER FINANCE — 1.16%
American Express Co.	563,470	41,741,857
Capital One Financial Corp.	679,770	59,303,135
Navient Corp.	429,958	7,064,210
Synchrony Financial	1,105,255	40,087,599

		148,196,801
CONTAINERS & PACKAGING — 0.60%
Avery Dennison Corp.	58,089	4,079,010
Ball Corp.	246,358	18,494,095
International Paper Co.	579,565	30,751,719
Sealed Air Corp.	128,878	5,843,329
WestRock Co.	355,059	18,026,345

		77,194,498

Security	Shares	Value
DISTRIBUTORS — 0.16%
Genuine Parts Co.	210,142	$20,076,967

		20,076,967
DIVERSIFIED CONSUMER SERVICES — 0.05%
H&R Block Inc.	291,962	6,712,206

		6,712,206
DIVERSIFIED FINANCIAL SERVICES — 3.49%
Berkshire Hathaway Inc. Class Bb	2,676,290	436,181,744
Leucadia National Corp.	455,683	10,594,630

		446,776,374
DIVERSIFIED TELECOMMUNICATION SERVICES — 4.27%
AT&T Inc.	8,655,232	368,107,017
CenturyLink Inc.	770,696	18,327,151
Frontier Communications Corp.	1,629,758	5,508,582
Level 3 Communications Inc.[b]	180,454	10,170,387
Verizon Communications Inc.	2,700,479	144,151,569

		546,264,706
ELECTRIC UTILITIES — 3.84%
Alliant Energy Corp.	168,848	6,397,651
American Electric Power Co. Inc.	693,030	43,633,169
Duke Energy Corp.	971,010	75,369,796
Edison International	459,218	33,059,104
Entergy Corp.	252,629	18,560,653
Eversource Energy	447,489	24,714,817
Exelon Corp.	1,301,290	46,182,782
FirstEnergy Corp.	599,896	18,578,779
NextEra Energy Inc.	335,880	40,124,225
PG&E Corp.	712,702	43,310,900
Pinnacle West Capital Corp.	156,393	12,203,346
PPL Corp.	957,198	32,592,592
Southern Co. (The)	1,381,223	67,942,359
Xcel Energy Inc.	715,916	29,137,781

		491,807,954
ELECTRICAL EQUIPMENT — 0.67%
AMETEK Inc.	326,182	15,852,445
Eaton Corp. PLC	636,645	42,712,513
Emerson Electric Co.	489,190	27,272,343

		85,837,301
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.15%
FLIR Systems Inc.	57,564	2,083,241
TE Connectivity Ltd.	250,211	17,334,618

		19,417,859

566

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2016

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.49%
Baker Hughes Inc.	339,647	$22,066,866
FMC Technologies Inc.[b]	316,510	11,245,600
Halliburton Co.	511,705	27,678,124
Helmerich & Payne Inc.	151,901	11,757,137
National Oilwell Varco Inc.	533,801	19,985,510
Schlumberger Ltd.	1,078,500	90,540,075
Transocean Ltd.[b,c]	548,668	8,087,366

		191,360,678
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.70%
Boston Properties Inc.	76,340	9,602,045
Crown Castle International Corp.[c]	177,479	15,399,853
Equity Residential	169,099	10,883,212
Essex Property Trust Inc.	43,656	10,150,020
Federal Realty Investment Trust	37,680	5,354,705
HCP Inc.[c]	657,703	19,546,933
Iron Mountain Inc.	149,455	4,854,298
Macerich Co. (The)	169,379	11,998,808
Mid-America Apartment Communities Inc.	62,807	6,150,061
Public Storage	73,574	16,443,789
Realty Income Corp.	139,377	8,011,390
Simon Property Group Inc.[c]	150,595	26,756,214
SL Green Realty Corp.[c]	142,518	15,327,811
Ventas Inc.	214,555	13,413,979
Vornado Realty Trust	121,197	12,649,331
Weyerhaeuser Co.[c]	1,054,333	31,724,880

		218,267,329
FOOD & STAPLES RETAILING — 4.23%
Costco Wholesale Corp.	616,109	98,645,212
CVS Health Corp.	1,503,049	118,605,597
Kroger Co. (The)	1,330,731	45,923,527
Sysco Corp.	333,324	18,456,150
Wal-Mart Stores Inc.	2,122,384	146,699,182
Walgreens Boots Alliance Inc.	1,206,174	99,822,960
Whole Foods Market Inc.	448,999	13,811,209

		541,963,837
FOOD PRODUCTS — 2.69%
Archer-Daniels-Midland Co.	810,990	37,021,693
Campbell Soup Co.	107,139	6,478,695
Conagra Brands Inc.	586,160	23,182,628
General Mills Inc.	375,065	23,167,765

Security	Shares	Value
Hormel Foods Corp.	378,998	$13,192,920
JM Smucker Co. (The)	164,109	21,015,799
Kellogg Co.	163,066	12,019,595
Kraft Heinz Co. (The)	840,650	73,405,558
McCormick & Co. Inc./MD	58,494	5,459,245
Mead Johnson Nutrition Co.	119,329	8,443,720
Mondelez International Inc. Class A	2,176,735	96,494,663
Tyson Foods Inc. Class A	409,520	25,259,194

		345,141,475
HEALTH CARE EQUIPMENT & SUPPLIES — 2.49%
Abbott Laboratories	2,075,118	79,705,282
Baxter International Inc.	687,772	30,495,810
Cooper Companies Inc. (The)	19,376	3,389,444
Danaher Corp.	403,201	31,385,166
DENTSPLY SIRONA Inc.	325,290	18,778,992
Hologic Inc.[b]	157,792	6,330,615
Medtronic PLC	1,935,192	137,843,726
Zimmer Biomet Holdings Inc.	101,055	10,428,876

		318,357,911
HEALTH CARE PROVIDERS & SERVICES — 2.74%
AmerisourceBergen Corp.	235,754	18,433,605
Anthem Inc.	371,297	53,381,370
Cardinal Health Inc.	451,085	32,464,587
Centene Corp.[b]	240,021	13,563,587
Cigna Corp.	361,850	48,267,172
DaVita Inc.[b,c]	221,983	14,251,309
Envision Healthcare Corp.[b]	96,808	6,126,978
Express Scripts Holding Co.[b]	869,089	59,784,632
HCA Holdings Inc.[b]	201,840	14,940,197
Henry Schein Inc.[b]	113,451	17,211,651
Laboratory Corp. of America Holdings[b]	66,495	8,536,628
McKesson Corp.	318,651	44,754,533
Patterson Companies Inc.	118,173	4,848,638
Quest Diagnostics Inc.	74,791	6,873,293
Universal Health Services Inc. Class B	69,147	7,355,858

		350,794,038
HOTELS, RESTAURANTS & LEISURE — 0.82%
Carnival Corp.	591,022	30,768,605
Chipotle Mexican Grill Inc.[b]	18,464	6,966,836
McDonald’s Corp.	444,773	54,137,770
Royal Caribbean Cruises Ltd.	116,323	9,543,139
Wyndham Worldwide Corp.	49,338	3,767,943

		105,184,293

567

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2016

Security	Shares	Value
HOUSEHOLD DURABLES — 0.60%
DR Horton Inc.	476,593	$13,025,287
Leggett & Platt Inc.	74,118	3,622,888
Lennar Corp. Class A	275,661	11,834,127
Mohawk Industries Inc.[b]	47,383	9,461,437
Newell Brands Inc.	264,869	11,826,401
PulteGroup Inc.	416,283	7,651,281
Whirlpool Corp.	105,621	19,198,729

		76,620,150
HOUSEHOLD PRODUCTS — 1.88%
Church & Dwight Co. Inc.	128,354	5,671,963
Clorox Co. (The)	82,135	9,857,843
Colgate-Palmolive Co.	551,214	36,071,444
Kimberly-Clark Corp.	242,307	27,652,075
Procter & Gamble Co. (The)	1,923,527	161,730,150

		240,983,475
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.13%
AES Corp./VA	926,221	10,762,688
NRG Energy Inc.	437,792	5,367,330

		16,130,018
INDUSTRIAL CONGLOMERATES — 2.50%
3M Co.	271,261	48,439,077
General Electric Co.	6,608,185	208,818,646
Honeywell International Inc.	440,399	51,020,224
Roper Technologies Inc.	64,013	11,719,500

		319,997,447
INSURANCE — 5.02%
Aflac Inc.	575,172	40,031,971
Allstate Corp. (The)	519,005	38,468,651
American International Group Inc.	1,375,288	89,820,059
Assurant Inc.	80,858	7,508,474
Chubb Ltd.	655,846	86,650,373
Cincinnati Financial Corp.	93,576	7,088,382
Hartford Financial Services Group Inc. (The)	532,402	25,368,955
Lincoln National Corp.	322,125	21,347,224
Loews Corp.	390,104	18,268,570
MetLife Inc.	1,549,159	83,484,178
Principal Financial Group Inc.	377,713	21,854,474
Progressive Corp. (The)	817,874	29,034,527
Prudential Financial Inc.	606,063	63,066,916
Torchmark Corp.	155,330	11,457,141
Travelers Companies Inc. (The)	400,349	49,010,725

Security	Shares	Value
Unum Group	326,304	$14,334,535
Willis Towers Watson PLC	181,181	22,154,813
XL Group Ltd.	379,212	14,129,439

		643,079,407
INTERNET & DIRECT MARKETING RETAIL — 0.02%
TripAdvisor Inc.[b]	68,070	3,156,406

		3,156,406
INTERNET SOFTWARE & SERVICES — 0.58%
eBay Inc.[b]	893,837	26,538,020
Yahoo! Inc.[b]	1,237,177	47,841,635

		74,379,655
IT SERVICES — 1.04%
Alliance Data Systems Corp.	32,761	7,485,888
Cognizant Technology Solutions Corp. Class Ab	255,798	14,332,362
CSRA Inc.	108,649	3,459,384
International Business Machines Corp.	524,389	87,043,330
Teradata Corp.[b,c]	184,246	5,005,964
Western Union Co. (The)	240,733	5,228,721
Xerox Corp.	1,195,775	10,439,116

		132,994,765
LEISURE PRODUCTS — 0.04%
Mattel Inc.	208,746	5,750,952

		5,750,952
LIFE SCIENCES TOOLS & SERVICES — 0.47%
Agilent Technologies Inc.	161,109	7,340,126
Illumina Inc.[b]	64,589	8,269,975
PerkinElmer Inc.	155,321	8,099,990
Thermo Fisher Scientific Inc.	217,138	30,638,172
Waters Corp.[b,c]	38,838	5,219,439

		59,567,702
MACHINERY — 1.09%
Caterpillar Inc.	395,830	36,709,274
Deere & Co.	207,920	21,424,077
Dover Corp.	219,063	16,414,390
Flowserve Corp.	182,778	8,782,483
PACCAR Inc.	237,152	15,154,013
Parker-Hannifin Corp.	60,602	8,484,280
Pentair PLC	234,866	13,168,937
Snap-on Inc.	38,166	6,536,691
Stanley Black & Decker Inc.	110,451	12,667,625

		139,341,770

568

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2016

Security	Shares	Value
MEDIA — 1.29%
Interpublic Group of Companies Inc. (The)	253,403	$5,932,164
News Corp. Class A	538,296	6,168,872
News Corp. Class B	170,049	2,006,578
Omnicom Group Inc.	92,714	7,890,889
TEGNA Inc.	304,091	6,504,507
Twenty-First Century Fox Inc. Class A	776,005	21,759,180
Twenty-First Century Fox Inc. Class B	359,281	9,790,407
Viacom Inc. Class B NVS	489,825	17,192,858
Walt Disney Co. (The)	846,088	88,179,291

		165,424,746
METALS & MINING — 0.16%
Freeport-McMoRan Inc.[b]	693,428	9,146,315
Nucor Corp.	183,876	10,944,300

		20,090,615
MULTI-UTILITIES — 1.85%
Ameren Corp.	342,204	17,952,022
CenterPoint Energy Inc.	256,731	6,325,852
CMS Energy Corp.	393,373	16,372,184
Consolidated Edison Inc.	429,495	31,645,192
Dominion Resources Inc./VA	468,171	35,857,217
DTE Energy Co.	252,898	24,912,982
NiSource Inc.	452,372	10,015,516
Public Service Enterprise Group Inc.	714,164	31,337,516
SCANA Corp.	201,214	14,744,962
Sempra Energy	352,829	35,508,710
WEC Energy Group Inc.	212,764	12,478,609

		237,150,762
MULTILINE RETAIL — 0.72%
Kohl’s Corp.	248,608	12,276,263
Macy’s Inc.	430,804	15,427,091
Nordstrom Inc.	162,688	7,797,636
Target Corp.	791,663	57,181,819

		92,682,809
OIL, GAS & CONSUMABLE FUELS — 10.95%
Anadarko Petroleum Corp.	393,871	27,464,625
Apache Corp.	191,874	12,178,243
Cabot Oil & Gas Corp.	343,134	8,015,610
Chesapeake Energy Corp.[b]	556,786	3,908,638
Chevron Corp.	2,660,656	313,159,211
Cimarex Energy Co.	59,254	8,052,619

Security	Shares	Value
Concho Resources Inc.[b,c]	94,652	$12,550,855
ConocoPhillips	1,746,325	87,560,735
Devon Energy Corp.	332,074	15,165,819
EOG Resources Inc.	389,977	39,426,675
EQT Corp.	96,729	6,326,077
Exxon Mobil Corp.	5,844,430	527,518,252
Hess Corp.	375,849	23,411,634
Kinder Morgan Inc./DE	2,705,852	56,038,195
Marathon Oil Corp.	1,197,298	20,725,228
Marathon Petroleum Corp.	743,908	37,455,768
Newfield Exploration Co.[b]	92,353	3,740,296
Noble Energy Inc.	349,573	13,304,748
Occidental Petroleum Corp.	613,934	43,730,519
ONEOK Inc.	88,192	5,063,103
Phillips 66	623,992	53,919,149
Range Resources Corp.	162,644	5,588,448
Southwestern Energy Co.[b,c]	304,329	3,292,840
Tesoro Corp.	164,338	14,371,358
Valero Energy Corp.	637,985	43,587,135
Williams Companies Inc. (The)	528,894	16,469,759

		1,402,025,539
PERSONAL PRODUCTS — 0.13%
Coty Inc. Class A	386,687	7,080,239
Estee Lauder Companies Inc. (The) Class A	132,364	10,124,522

		17,204,761
PHARMACEUTICALS — 5.19%
Allergan PLC[b]	528,645	111,020,736
Bristol-Myers Squibb Co.	1,059,954	61,943,712
Eli Lilly & Co.	766,754	56,394,757
Endo International PLC[b]	281,328	4,633,472
Johnson & Johnson	1,495,395	172,284,458
Mallinckrodt PLC[b]	150,151	7,480,523
Merck & Co. Inc.	1,476,669	86,931,504
Mylan NVb,c	648,586	24,743,556
Perrigo Co. PLC	201,826	16,797,978
Pfizer Inc.	3,763,255	122,230,522

		664,461,218
PROFESSIONAL SERVICES — 0.14%
Nielsen Holdings PLC	213,082	8,938,790
Robert Half International Inc.	182,772	8,915,618

		17,854,408
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.06%
CBRE Group Inc. Class Ab	235,637	7,420,209

		7,420,209

569

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2016

Security	Shares	Value
ROAD & RAIL — 0.92%
CSX Corp.	488,341	$17,546,092
Kansas City Southern	151,841	12,883,709
Norfolk Southern Corp.	411,478	44,468,428
Ryder System Inc.	74,480	5,544,291
Union Pacific Corp.	360,056	37,330,606

		117,773,126
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.40%
First Solar Inc.[b,c]	109,493	3,513,630
Intel Corp.	3,473,193	125,972,710
Micron Technology Inc.[b,c]	1,467,943	32,177,311
Qorvo Inc.[b]	181,128	9,550,879
Versum Materials Inc.[b]	1	14
Xilinx Inc.	123,921	7,481,111

		178,695,655
SOFTWARE — 0.78%
Autodesk Inc.[b,c]	94,446	6,989,948
CA Inc.	442,370	14,054,095
Oracle Corp.	1,774,147	68,215,952
Symantec Corp.	445,828	10,650,831

		99,910,826
SPECIALTY RETAIL — 0.91%
AutoNation Inc.[b]	91,854	4,468,697
Bed Bath & Beyond Inc.	215,715	8,766,658
Best Buy Co. Inc.	229,672	9,800,104
CarMax Inc.[b,c]	147,095	9,471,447
Foot Locker Inc.	74,867	5,307,322
Gap Inc. (The)	306,439	6,876,491
L Brands Inc.	178,669	11,763,567
Lowe’s Companies Inc.	441,368	31,390,092
Signet Jewelers Ltd.	97,758	9,214,669
Staples Inc.	911,287	8,247,147
Tiffany & Co.	73,196	5,667,566
Tractor Supply Co.	80,040	6,067,833

		117,041,593
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.08%
Hewlett Packard Enterprise Co.	2,348,078	54,334,525
HP Inc.	2,409,055	35,750,376
NetApp Inc.	146,203	5,156,580
Seagate Technology PLC	415,099	15,844,329
Western Digital Corp.	403,182	27,396,217

		138,482,027

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.75%
Coach Inc.	198,930	$6,966,529
Hanesbrands Inc.	257,254	5,548,969
NIKE Inc. Class B	809,787	41,161,473
PVH Corp.	112,426	10,145,322
Ralph Lauren Corp.	78,621	7,101,049
VF Corp.	466,457	24,885,481

		95,808,823
TOBACCO — 0.70%
Philip Morris International Inc.	983,923	90,019,115

		90,019,115

TOTAL COMMON STOCKS
(Cost: $11,378,598,335)		12,773,069,792

SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[d,e,f]	38,149,298	38,156,928
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[d,e]	16,172,386	16,172,386

		54,329,314

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,325,558)		54,329,314

TOTAL INVESTMENTS IN SECURITIES — 100.15%
(Cost: $11,432,923,893)[g]		12,827,399,106
Other Assets, Less Liabilities — (0.15)%		(19,240,145)

NET ASSETS — 100.00%		$12,808,158,961

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated money market fund.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral.
[g]	The cost of investments for federal income tax purposes was $11,706,488,325. Net unrealized appreciation was $1,120,910,781, of which $1,575,553,469 represented gross unrealized appreciation on securities and $454,642,688 represented gross unrealized depreciation on securities.

570

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P 500 VALUE ETF

December 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
BlackRock Inc.	53,795	40,619	(7,027)	87,387	$33,254,249	$389,621	$218,325
PNC Financial Services Group Inc. (The)	549,086	209,884	(73,289)	685,681	80,197,250	901,142	1,403,665

					$113,451,499	$1,290,763	$1,621,990

Schedule 2 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P 500 E-Mini	293	Mar. 2017	Chicago Mercantile	$32,828,405	$32,760,330	$(68,075)

Schedule 3 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$12,773,069,792	$—	$—	$12,773,069,792
Money market funds	54,329,314	—	—	54,329,314

Total	$12,827,399,106	$—	$—	$12,827,399,106

Derivative financial instruments:[a]
Liabilities:
Futures contracts	$(68,075)	$—	$—	$(68,075)

Total	$(68,075)	$—	$—	$(68,075)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

571

Schedule of Investments  (Unaudited)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.78%

AEROSPACE & DEFENSE — 2.29%
B/E Aerospace Inc.	432,450	$26,029,166
Curtiss-Wright Corp.	298,817	29,391,640
Huntington Ingalls Industries Inc.	313,248	57,697,149
Teledyne Technologies Inc.[a]	160,522	19,744,206

		132,862,161
AUTO COMPONENTS — 0.66%
Gentex Corp.	1,935,658	38,113,106

		38,113,106
AUTOMOBILES — 0.56%
Thor Industries Inc.	323,296	32,345,765

		32,345,765
BANKS — 6.30%
Bank of Hawaii Corp.	201,903	17,906,777
Bank of the Ozarks Inc.	613,856	32,282,687
Chemical Financial Corp.	300,268	16,265,518
Commerce Bancshares Inc./MO	589,277	34,066,103
Cullen/Frost Bankers Inc.	193,070	17,034,566
East West Bancorp. Inc.	623,324	31,683,559
First Horizon National Corp.	1,575,733	31,530,417
Fulton Financial Corp.	586,548	11,027,102
International Bancshares Corp.	196,502	8,017,282
MB Financial Inc.	275,417	13,007,945
PrivateBancorp. Inc.	339,140	18,377,997
Signature Bank/New York NYa	242,997	36,498,149
SVB Financial Group[a,b]	214,662	36,848,879
Synovus Financial Corp.	421,387	17,310,578
Trustmark Corp.	210,613	7,508,354
UMB Financial Corp.	200,368	15,452,380
Webster Financial Corp.	396,608	21,527,882

		366,346,175
BEVERAGES — 0.10%
Boston Beer Co. Inc. (The)[a,b]	33,039	5,611,674

		5,611,674
BIOTECHNOLOGY — 0.50%
United Therapeutics Corp.[a,b]	200,588	28,770,337

		28,770,337

Security	Shares	Value
BUILDING PRODUCTS — 1.50%
AO Smith Corp.	997,859	$47,248,624
Lennox International Inc.	261,748	40,091,941

		87,340,565
CAPITAL MARKETS — 4.12%
CBOE Holdings Inc.	356,954	26,375,331
Eaton Vance Corp. NVS	475,105	19,897,397
FactSet Research Systems Inc.	194,256	31,747,258
Federated Investors Inc. Class B	307,804	8,704,697
MarketAxess Holdings Inc.	253,890	37,301,519
MSCI Inc.	635,901	50,096,281
Raymond James Financial Inc.	469,503	32,522,473
SEI Investments Co.	553,879	27,339,467
WisdomTree Investments Inc.[b]	488,675	5,443,840

		239,428,263
CHEMICALS — 2.44%
Minerals Technologies Inc.	236,020	18,232,545
NewMarket Corp.	34,342	14,555,513
RPM International Inc.	558,678	30,073,637
Scotts Miracle-Gro Co. (The) Class A	300,396	28,702,838
Sensient Technologies Corp.	186,577	14,661,221
Valspar Corp. (The)	345,253	35,771,663

		141,997,417
COMMERCIAL SERVICES & SUPPLIES — 1.72%
Copart Inc.[a,b]	688,986	38,176,714
Deluxe Corp.	216,688	15,517,028
HNI Corp.	174,887	9,779,681
MSA Safety Inc.	210,790	14,614,071
Rollins Inc.	647,532	21,873,631

		99,961,125
COMMUNICATIONS EQUIPMENT — 1.42%
ARRIS International PLC[a]	528,161	15,913,491
Brocade Communications Systems Inc.	1,766,753	22,066,745
InterDigital Inc./PA	231,615	21,158,030
Plantronics Inc.	155,515	8,516,002
ViaSat Inc.[a,b]	226,192	14,978,434

		82,632,702

572

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2016

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.83%
Dycom Industries Inc.[a,b]	108,647	$8,723,267
EMCOR Group Inc.	196,667	13,916,157
Granite Construction Inc.	267,564	14,716,020
Valmont Industries Inc.	79,251	11,166,466

		48,521,910
CONSTRUCTION MATERIALS — 0.55%
Eagle Materials Inc.	325,774	32,098,512

		32,098,512
CONSUMER FINANCE — 0.55%
SLM Corp.[a]	2,893,373	31,884,970

		31,884,970
CONTAINERS & PACKAGING — 1.48%
AptarGroup Inc.	194,828	14,310,117
Packaging Corp. of America	630,908	53,513,616
Sonoco Products Co.	350,781	18,486,159

		86,309,892
DISTRIBUTORS — 0.50%
Pool Corp.	279,286	29,140,701

		29,140,701
DIVERSIFIED CONSUMER SERVICES — 0.60%
Service Corp. International/U.S.	797,904	22,660,473
Sotheby’s	313,394	12,491,885

		35,152,358
ELECTRIC UTILITIES — 0.56%
Westar Energy Inc.	574,743	32,386,768

		32,386,768
ELECTRICAL EQUIPMENT — 0.83%
EnerSys	293,413	22,915,555
Hubbell Inc.	215,643	25,165,538

		48,081,093
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.34%
Belden Inc.	142,665	10,667,062
Cognex Corp.	578,758	36,820,584
IPG Photonics Corp.[a,b]	251,153	24,791,313
Keysight Technologies Inc.[a]	654,413	23,931,883
Littelfuse Inc.	152,226	23,103,340
National Instruments Corp.	350,700	10,808,574

Security	Shares	Value
Trimble Inc.[a]	1,100,413	$33,177,452
Zebra Technologies Corp. Class Aa,b	356,649	30,586,218

		193,886,426
ENERGY EQUIPMENT & SERVICES — 0.34%
Patterson-UTI Energy Inc.	461,265	12,417,254
Superior Energy Services Inc.	421,203	7,109,906

		19,527,160
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.62%
Alexandria Real Estate Equities Inc.	536,520	59,623,468
American Campus Communities Inc.[b]	526,555	26,206,642
Camden Property Trust[b]	313,237	26,333,835
Communications Sales & Leasing Inc.[a,b]	947,264	24,069,978
Corporate Office Properties Trust[b]	441,745	13,791,279
DCT Industrial Trust Inc.	614,977	29,445,099
Douglas Emmett Inc.	972,528	35,555,624
Duke Realty Corp.	2,396,301	63,645,755
Education Realty Trust Inc.[b]	493,505	20,875,261
EPR Properties[b]	262,225	18,819,888
Equity One Inc.	627,561	19,259,847
First Industrial Realty Trust Inc.[b]	789,896	22,156,583
Healthcare Realty Trust Inc.[b]	548,014	16,615,784
Highwoods Properties Inc.	392,685	20,030,862
Kilroy Realty Corp.	622,962	45,613,278
Lamar Advertising Co. Class Ab	558,801	37,573,779
Liberty Property Trust	993,090	39,227,055
Mack-Cali Realty Corp.	370,402	10,749,066
National Retail Properties Inc.[b]	576,502	25,481,388
Potlatch Corp.[b]	181,055	7,540,941
Rayonier Inc.	373,298	9,929,727
Regency Centers Corp.[b]	444,750	30,665,512
Tanger Factory Outlet Centers Inc.[b]	447,838	16,023,644
Taubman Centers Inc.	224,549	16,600,908
Urban Edge Properties[b]	403,828	11,109,308
Weingarten Realty Investors	795,989	28,488,446

		675,432,957
FOOD & STAPLES RETAILING — 0.14%
Sprouts Farmers Market Inc.[a,b]	443,840	8,397,453

		8,397,453

573

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2016

Security	Shares	Value
FOOD PRODUCTS — 3.00%
Ingredion Inc.	229,899	$28,728,179
Lamb Weston Holdings Inc.[a]	580,975	21,989,904
Lancaster Colony Corp.	131,546	18,599,289
Post Holdings Inc.[a,b]	438,322	35,236,706
Tootsie Roll Industries Inc.[b]	78,822	3,133,174
WhiteWave Foods Co. (The)[a]	1,197,357	66,573,049

		174,260,301
GAS UTILITIES — 0.95%
National Fuel Gas Co.	316,444	17,923,388
Southwest Gas Corp.	320,788	24,578,777
WGL Holdings Inc.	167,087	12,745,396

		55,247,561
HEALTH CARE EQUIPMENT & SUPPLIES — 5.19%
ABIOMED Inc.[a,b]	272,566	30,712,737
Align Technology Inc.[a]	506,075	48,648,990
Globus Medical Inc. Class Aa,b	228,878	5,678,463
Hill-Rom Holdings Inc.	250,820	14,081,035
IDEXX Laboratories Inc.[a]	605,728	71,033,722
NuVasive Inc.[a,b]	340,150	22,912,504
ResMed Inc.[b]	628,560	39,002,148
Teleflex Inc.	172,621	27,817,874
West Pharmaceutical Services Inc.	494,430	41,942,497

		301,829,970
HEALTH CARE PROVIDERS & SERVICES — 2.23%
HealthSouth Corp.	606,661	25,018,700
MEDNAX Inc.[a,b]	387,983	25,862,947
VCA Inc.[a]	548,167	37,631,664
WellCare Health Plans Inc.[a]	299,223	41,017,489

		129,530,800
HOTELS, RESTAURANTS & LEISURE — 4.80%
Brinker International Inc.	335,475	16,616,077
Buffalo Wild Wings Inc.[a,b]	122,847	18,967,577
Cheesecake Factory Inc. (The)	298,006	17,844,599
Churchill Downs Inc.	84,714	12,745,221
Cracker Barrel Old Country Store Inc.[b]	116,933	19,525,472
Domino’s Pizza Inc.	324,828	51,725,611
Dunkin’ Brands Group Inc.	619,726	32,498,431
Jack in the Box Inc.	218,454	24,388,205
Panera Bread Co. Class Aa,b	147,503	30,251,390

Security	Shares	Value
Papa John’s International Inc.	179,439	$15,356,390
Texas Roadhouse Inc.	433,554	20,914,645
Wendy’s Co. (The)	1,354,453	18,312,205

		279,145,823
HOUSEHOLD DURABLES — 1.05%
NVR Inc.[a]	23,813	39,743,897
Tempur Sealy International Inc.[a,b]	202,077	13,797,818
Tupperware Brands Corp.	143,771	7,565,230

		61,106,945
HOUSEHOLD PRODUCTS — 0.20%
Energizer Holdings Inc.	259,146	11,560,503

		11,560,503
INDUSTRIAL CONGLOMERATES — 0.83%
Carlisle Companies Inc.	435,761	48,060,081

		48,060,081
INSURANCE — 1.27%
Brown & Brown Inc.	776,745	34,844,781
Primerica Inc.[b]	309,260	21,385,329
RenaissanceRe Holdings Ltd.	127,903	17,422,946

		73,653,056
INTERNET SOFTWARE & SERVICES — 0.74%
comScore Inc.[a,b]	134,556	4,249,278
j2 Global Inc.	324,368	26,533,302
WebMD Health Corp.[a,b]	249,894	12,387,246

		43,169,826
IT SERVICES — 5.17%
Acxiom Corp.[a,b]	236,017	6,325,255
Broadridge Financial Solutions Inc.	804,489	53,337,621
Computer Sciences Corp.	504,212	29,960,277
Convergys Corp.	277,644	6,818,937
CoreLogic Inc./U.S.[a]	583,495	21,490,121
Gartner Inc.[a]	558,112	56,408,380
Jack Henry & Associates Inc.	527,656	46,845,300
MAXIMUS Inc.	437,639	24,415,880
Science Applications International Corp.	302,837	25,680,577
WEX Inc.[a,b]	259,845	28,998,702

		300,281,050

574

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2016

Security	Shares	Value
LEISURE PRODUCTS — 0.39%
Polaris Industries Inc.[b]	193,218	$15,919,231
Vista Outdoor Inc.[a,b]	175,189	6,464,474

		22,383,705
LIFE SCIENCES TOOLS & SERVICES — 1.12%
Bio-Rad Laboratories Inc. Class Aa	69,183	12,610,677
Bio-Techne Corp.	252,066	25,919,947
Charles River Laboratories International Inc.[a]	198,248	15,104,515
PAREXEL International Corp.[a,b]	176,711	11,613,447

		65,248,586
MACHINERY — 6.24%
CLARCOR Inc.	328,442	27,086,612
Crane Co.	336,843	24,293,117
Donaldson Co. Inc.	624,523	26,279,928
Graco Inc.	376,201	31,258,541
IDEX Corp.	515,090	46,389,005
Joy Global Inc.	378,819	10,606,932
Kennametal Inc.	248,941	7,781,896
Lincoln Electric Holdings Inc.	419,325	32,149,648
Nordson Corp.	359,341	40,264,159
Oshkosh Corp.	261,604	16,902,234
Toro Co. (The)	738,518	41,320,082
Wabtec Corp./DE	391,154	32,473,605
Woodward Inc.	374,704	25,873,311

		362,679,070
MEDIA — 1.30%
AMC Networks Inc. Class Aa,b	260,524	13,635,826
Cable One Inc.	31,650	19,677,754
Cinemark Holdings Inc.	407,203	15,620,307
John Wiley & Sons Inc. Class A	142,981	7,792,465
Live Nation Entertainment Inc.[a,b]	465,545	12,383,497
Meredith Corp.	106,067	6,273,863

		75,383,712
METALS & MINING — 1.87%
Compass Minerals International Inc.	102,936	8,065,035
Royal Gold Inc.	441,274	27,954,708
Steel Dynamics Inc.	1,103,654	39,268,009
U.S. Steel Corp.	582,565	19,230,471
Worthington Industries Inc.	295,995	14,042,003

		108,560,226

Security	Shares	Value
MULTI-UTILITIES — 0.88%
Black Hills Corp.	215,441	$13,215,151
MDU Resources Group Inc.	1,319,471	37,961,181

		51,176,332
OIL, GAS & CONSUMABLE FUELS — 1.26%
Denbury Resources Inc.[a]	1,078,929	3,970,459
Energen Corp.	275,446	15,884,971
Gulfport Energy Corp.[a]	615,429	13,317,883
QEP Resources Inc.	616,319	11,346,433
SM Energy Co.	313,175	10,798,274
WPX Energy Inc.[a]	1,233,405	17,970,711

		73,288,731
PHARMACEUTICALS — 0.57%
Akorn Inc.[a]	593,543	12,957,044
Catalent Inc.[a,b]	354,724	9,563,359
Prestige Brands Holdings Inc.[a,b]	204,276	10,642,779

		33,163,182
PROFESSIONAL SERVICES — 0.12%
CEB Inc.	117,825	7,140,195

		7,140,195
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.13%
Alexander & Baldwin Inc.	171,582	7,698,884

		7,698,884
ROAD & RAIL — 1.71%
Avis Budget Group Inc.[a,b]	593,784	21,779,997
Genesee & Wyoming Inc. Class Aa	194,547	13,503,507
Landstar System Inc.	282,265	24,077,205
Old Dominion Freight Line Inc.[a]	467,849	40,136,766

		99,497,475
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.28%
Advanced Micro Devices Inc.[a,b]	5,134,770	58,228,292
Cirrus Logic Inc.[a,b]	430,431	24,336,569
Cypress Semiconductor Corp.	913,286	10,447,992
Integrated Device Technology Inc.[a,b]	905,572	21,335,276
Intersil Corp. Class A	924,759	20,622,126
Microsemi Corp.[a,b]	774,567	41,803,381
Monolithic Power Systems Inc.	252,809	20,712,641
Silicon Laboratories Inc.[a]	282,049	18,333,185

575

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2016

Security	Shares	Value
Teradyne Inc.	774,889	$19,682,181
Versum Materials Inc.[a]	462,550	12,983,778

		248,485,421
SOFTWARE — 6.93%
ACI Worldwide Inc.[a,b]	373,219	6,773,925
ANSYS Inc.[a,b]	362,449	33,522,908
Cadence Design Systems Inc.[a,b]	1,394,671	35,173,603
CDK Global Inc.	1,010,033	60,288,870
CommVault Systems Inc.[a]	284,579	14,627,361
Fair Isaac Corp.[b]	209,037	24,921,391
Fortinet Inc.[a]	993,698	29,930,184
Manhattan Associates Inc.[a,b]	322,238	17,088,281
Mentor Graphics Corp.	739,929	27,295,981
PTC Inc.[a]	546,713	25,296,410
Synopsys Inc.[a]	1,022,445	60,181,113
Tyler Technologies Inc.[a]	225,181	32,149,091
Ultimate Software Group Inc. (The)[a,b]	195,924	35,726,741

		402,975,859
SPECIALTY RETAIL — 1.09%
Cabela’s Inc.[a]	191,248	11,197,570
Chico’s FAS Inc.	419,886	6,042,160
Dick’s Sporting Goods Inc.	594,121	31,547,825
Sally Beauty Holdings Inc.[a,b]	545,216	14,404,607

		63,192,162
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.70%
3D Systems Corp.[a,b]	513,099	6,819,086
NCR Corp.[a]	838,418	34,006,234

		40,825,320
TEXTILES, APPAREL & LUXURY GOODS — 1.26%
Carter’s Inc.	333,550	28,815,384
Deckers Outdoor Corp.[a]	110,786	6,136,437
Kate Spade & Co.[a]	871,486	16,270,644
Skechers U.S.A. Inc. Class Aa,b	900,783	22,141,246

		73,363,711
THRIFTS & MORTGAGE FINANCE — 0.36%
Washington Federal Inc.	601,836	20,673,067

		20,673,067

Security	Shares	Value
TRADING COMPANIES & DISTRIBUTORS — 0.87%
GATX Corp.	118,859	$7,319,337
MSC Industrial Direct Co. Inc. Class A	301,655	27,869,905
Watsco Inc.	104,573	15,489,353

		50,678,595
WATER UTILITIES — 0.32%
Aqua America Inc.	623,079	18,717,293

		18,717,293

TOTAL COMMON STOCKS
(Cost: $4,910,127,241)		5,799,206,932

SHORT-TERM INVESTMENTS — 5.33%

MONEY MARKET FUNDS — 5.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	304,084,041	304,144,858
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	5,476,274	5,476,274

		309,621,132

TOTAL SHORT-TERM INVESTMENTS
(Cost: $309,562,130)		309,621,132

TOTAL INVESTMENTS IN SECURITIES — 105.11%
(Cost: $5,219,689,371)[f]		6,108,828,064
Other Assets, Less Liabilities — (5.11)%		(296,839,550)

NET ASSETS — 100.00%		$5,811,988,514

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $5,265,057,197. Net unrealized appreciation was $843,770,867, of which $961,891,492 represented gross unrealized appreciation on securities and $118,120,625 represented gross unrealized depreciation on securities.

576

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 GROWTH ETF

December 31, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	68	Mar. 2017	Chicago Mercantile	$11,352,357	$11,281,880	$(70,477)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,799,206,932	$—	$—	$5,799,206,932
Money market funds	309,621,132	—	—	309,621,132

Total	$6,108,828,064	$—	$—	$6,108,828,064

Derivative financial instruments:[a]
Liabilities:
Futures contracts	$(70,477)	$—	$—	$(70,477)

Total	$(70,477)	$—	$—	$(70,477)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

577

Schedule of Investments  (Unaudited)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.01%
B/E Aerospace Inc.	281,841	$16,964,010
Esterline Technologies Corp.[a]	221,287	19,738,800
KLX Inc.[a,b]	394,668	17,803,474
Orbital ATK Inc.	432,391	37,933,662
Teledyne Technologies Inc.[a,b]	84,464	10,389,072
Triumph Group Inc.	374,547	9,925,496

		112,754,514
AIRLINES — 0.95%
JetBlue Airways Corp.[a]	2,390,462	53,594,158

		53,594,158
AUTO COMPONENTS — 0.36%
Dana Inc.	1,075,889	20,420,373

		20,420,373
BANKS — 8.49%
Associated Banc-Corp.	1,088,005	26,873,723
BancorpSouth Inc.	638,120	19,813,626
Bank of Hawaii Corp.	97,183	8,619,160
Cathay General Bancorp.	554,161	21,074,743
Chemical Financial Corp.	197,182	10,681,349
Commerce Bancshares Inc./MO	0	—
Cullen/Frost Bankers Inc.	205,500	18,131,265
East West Bancorp. Inc.	388,490	19,746,947
FNB Corp./PA	1,533,329	24,579,264
Fulton Financial Corp.	652,497	12,266,944
Hancock Holding Co.	609,175	26,255,442
International Bancshares Corp.	219,999	8,975,959
MB Financial Inc.	230,678	10,894,922
PacWest Bancorp.	888,156	48,351,213
PrivateBancorp. Inc.[b]	222,241	12,043,240
Prosperity Bancshares Inc.	513,076	36,828,595
Signature Bank/New York NYa,b	132,447	19,893,539
SVB Financial Group[a]	149,268	25,623,345
Synovus Financial Corp.	448,923	18,441,757
TCF Financial Corp.	1,256,472	24,614,286
Trustmark Corp.	276,324	9,850,951
UMB Financial Corp.	105,984	8,173,486
Umpqua Holdings Corp.	1,618,033	30,386,660
Valley National Bancorp.	1,870,240	21,769,593
Webster Financial Corp.	248,406	13,483,478

		477,373,487

Security	Shares	Value
BEVERAGES — 0.10%
Boston Beer Co. Inc. (The)[a,b]	31,999	$5,435,030

		5,435,030
BIOTECHNOLOGY — 0.24%
United Therapeutics Corp.[a]	95,717	13,728,689

		13,728,689
CAPITAL MARKETS — 3.11%
CBOE Holdings Inc.	213,361	15,765,244
Eaton Vance Corp. NVS	323,672	13,555,383
FactSet Research Systems Inc.	83,939	13,718,151
Federated Investors Inc. Class B	331,420	9,372,558
Janus Capital Group Inc.	1,070,158	14,200,997
Legg Mason Inc.	672,283	20,107,985
Raymond James Financial Inc.	417,785	28,939,967
SEI Investments Co.	392,304	19,364,125
Stifel Financial Corp.[a,b]	486,819	24,316,609
Waddell & Reed Financial Inc. Class A	611,520	11,930,755
WisdomTree Investments Inc.	313,855	3,496,345

		174,768,119
CHEMICALS — 3.29%
Ashland Global Holdings Inc.	459,094	50,174,383
Cabot Corp.	458,008	23,147,724
NewMarket Corp.	31,235	13,238,643
Olin Corp.	1,214,374	31,100,118
PolyOne Corp.	615,599	19,723,792
RPM International Inc.	378,793	20,390,427
Sensient Technologies Corp.	127,934	10,053,054
Valspar Corp. (The)	163,999	16,991,936

		184,820,077
COMMERCIAL SERVICES & SUPPLIES — 0.95%
Clean Harbors Inc.[a,b]	383,759	21,356,188
Deluxe Corp.	125,250	8,969,153
Herman Miller Inc.	450,130	15,394,446
HNI Corp.	142,390	7,962,449

		53,682,236
COMMUNICATIONS EQUIPMENT — 1.74%
ARRIS International PLC[a]	826,616	24,905,940
Brocade Communications Systems Inc.	1,059,347	13,231,244
Ciena Corp.[a]	1,023,850	24,992,178

578

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2016

Security	Shares	Value
NetScout Systems Inc.[a,b]	672,853	$21,194,870
Plantronics Inc.	80,164	4,389,781
ViaSat Inc.[a,b]	136,479	9,037,639

		97,751,652
CONSTRUCTION & ENGINEERING — 1.72%
AECOM[a]	1,136,765	41,332,775
Dycom Industries Inc.[a,b]	116,806	9,378,354
EMCOR Group Inc.	236,402	16,727,806
KBR Inc.	1,068,249	17,829,076
Valmont Industries Inc.	81,369	11,464,892

		96,732,903
CONTAINERS & PACKAGING — 2.05%
AptarGroup Inc.	253,235	18,600,111
Bemis Co. Inc.	688,561	32,926,987
Greif Inc. Class A	194,438	9,976,614
Owens-Illinois Inc.[a]	1,191,798	20,749,203
Silgan Holdings Inc.	281,152	14,389,359
Sonoco Products Co.	358,765	18,906,916

		115,549,190
DIVERSIFIED CONSUMER SERVICES — 0.83%
DeVry Education Group Inc.	428,664	13,374,317
Graham Holdings Co. Class B	34,793	17,812,276
Service Corp. International/U.S.	543,682	15,440,569

		46,627,162
ELECTRIC UTILITIES — 3.42%
Great Plains Energy Inc.	1,589,753	43,479,745
Hawaiian Electric Industries Inc.	797,410	26,370,349
IDACORP Inc.	370,342	29,831,048
OGE Energy Corp.	1,474,623	49,326,139
PNM Resources Inc.	585,285	20,075,275
Westar Energy Inc.	416,726	23,482,510

		192,565,066
ELECTRICAL EQUIPMENT — 0.71%
Hubbell Inc.	146,481	17,094,332
Regal Beloit Corp.	328,899	22,776,256

		39,870,588
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.95%
Arrow Electronics Inc.[a]	661,513	47,165,877
Avnet Inc.	942,435	44,869,330

Security	Shares	Value
Belden Inc.	158,478	$11,849,400
Jabil Circuit Inc.	1,370,339	32,435,924
Keysight Technologies Inc.[a]	546,735	19,994,099
Knowles Corp.[a,b]	669,412	11,185,875
National Instruments Corp.	405,461	12,496,308
SYNNEX Corp.	213,364	25,821,311
Tech Data Corp.[a]	258,796	21,914,845
Trimble Inc.[a,b]	653,130	19,691,870
VeriFone Systems Inc.[a,b]	832,912	14,767,530
Vishay Intertechnology Inc.[b]	1,004,126	16,266,841

		278,459,210
ENERGY EQUIPMENT & SERVICES — 3.07%
Diamond Offshore Drilling Inc.[b]	488,044	8,638,379
Dril-Quip Inc.[a,b]	281,579	16,908,819
Ensco PLC Class A	2,227,282	21,649,181
Nabors Industries Ltd.	2,082,552	34,153,853
Noble Corp. PLC	1,833,038	10,851,585
Oceaneering International Inc.	720,566	20,327,167
Oil States International Inc.[a,b]	385,870	15,048,930
Patterson-UTI Energy Inc.	599,987	16,151,650
Rowan Companies PLC Class A	939,257	17,742,565
Superior Energy Services Inc.	674,806	11,390,725

		172,862,854
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.13%
American Campus Communities Inc.[b]	405,361	20,174,817
Camden Property Trust	302,109	25,398,304
Care Capital Properties Inc.[b]	630,402	15,760,050
CoreCivic Inc.[b]	878,727	21,493,662
Corporate Office Properties Trust[b]	224,632	7,013,011
Cousins Properties Inc.[b]	2,514,749	21,400,514
EPR Properties[b]	186,464	13,382,521
Healthcare Realty Trust Inc.	264,460	8,018,427
Highwoods Properties Inc.[b]	315,859	16,111,968
Hospitality Properties Trust	967,149	30,697,309
LaSalle Hotel Properties[b]	830,937	25,318,650
Life Storage Inc.	340,935	29,068,118
Mack-Cali Realty Corp.[b]	266,421	7,731,537
Medical Properties Trust Inc.[b]	2,353,104	28,943,179
National Retail Properties Inc.[b]	462,442	20,439,936

579

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2016

Security	Shares	Value
Omega Healthcare Investors Inc.[b]	1,440,948	$45,044,035
Potlatch Corp.[b]	106,951	4,454,509
Quality Care Properties Inc.[a]	706,162	10,945,511
Rayonier Inc.	506,705	13,478,353
Regency Centers Corp.[b]	289,351	19,950,752
Senior Housing Properties Trust	1,489,703	28,200,078
Tanger Factory Outlet Centers Inc.[b]	226,537	8,105,494
Taubman Centers Inc.	204,162	15,093,697
Urban Edge Properties[b]	245,431	6,751,807
Washington Prime Group Inc.[b]	1,393,744	14,508,875

		457,485,114
FOOD & STAPLES RETAILING — 1.10%
Casey’s General Stores Inc.	287,880	34,223,175
Sprouts Farmers Market Inc.[a,b]	515,409	9,751,538
United Natural Foods Inc.[a,b]	378,035	18,039,830

		62,014,543
FOOD PRODUCTS — 3.16%
Dean Foods Co.	679,842	14,806,959
Flowers Foods Inc.	1,342,564	26,811,003
Hain Celestial Group Inc. (The)[a,b]	760,107	29,666,976
Ingredion Inc.	283,353	35,407,791
Lamb Weston Holdings Inc.[a]	396,145	14,994,088
Snyder’s-Lance Inc.	628,847	24,109,994
Tootsie Roll Industries Inc.[b]	47,679	1,895,240
TreeHouse Foods Inc.[a,b]	416,846	30,092,113

		177,784,164
GAS UTILITIES — 3.45%
Atmos Energy Corp.	767,688	56,924,065
National Fuel Gas Co.	287,041	16,258,002
New Jersey Resources Corp.	632,666	22,459,643
ONE Gas Inc.	383,883	24,553,157
UGI Corp.	1,277,324	58,859,090
WGL Holdings Inc.	199,787	15,239,752

		194,293,709
HEALTH CARE EQUIPMENT & SUPPLIES — 2.33%
Globus Medical Inc. Class Aa,b	291,055	7,221,075
Halyard Health Inc.[a]	350,932	12,977,465
Hill-Rom Holdings Inc.	172,019	9,657,147

Security	Shares	Value
LivaNova PLC[a]	328,556	$14,775,163
ResMed Inc.	352,167	21,851,962
STERIS PLC	629,118	42,396,262
Teleflex Inc.	135,948	21,908,020

		130,787,094
HEALTH CARE PROVIDERS & SERVICES — 1.37%
LifePoint Health Inc.[a,b]	300,999	17,096,743
MEDNAX Inc.[a]	263,493	17,564,443
Molina Healthcare Inc.[a,b]	319,003	17,309,103
Owens & Minor Inc.	461,364	16,281,536
Tenet Healthcare Corp.[a]	604,606	8,972,353

		77,224,178
HEALTH CARE TECHNOLOGY — 0.25%
Allscripts Healthcare Solutions Inc.[a,b]	1,390,087	14,192,788

		14,192,788
HOTELS, RESTAURANTS & LEISURE — 0.28%
Cracker Barrel Old Country Store Inc.[b]	51,060	8,525,999
International Speedway Corp. Class A	189,305	6,966,424

		15,492,423
HOUSEHOLD DURABLES — 2.05%
CalAtlantic Group Inc.	547,270	18,612,653
Helen of Troy Ltd.[a]	208,868	17,638,902
KB Home[b]	628,665	9,939,194
Tempur Sealy International Inc.[a,b]	155,774	10,636,249
Toll Brothers Inc.[a]	1,102,639	34,181,809
TRI Pointe Group Inc.[a,b]	1,095,522	12,576,592
Tupperware Brands Corp.	220,574	11,606,604

		115,192,003
HOUSEHOLD PRODUCTS — 0.14%
Energizer Holdings Inc.	178,345	7,955,970

		7,955,970
INSURANCE — 8.89%
Alleghany Corp.[a]	92,485	56,241,978
American Financial Group Inc./OH	538,672	47,467,777
Aspen Insurance Holdings Ltd.	352,435	19,383,925

580

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2016

Security	Shares	Value
CNO Financial Group Inc.	1,098,622	$21,038,611
Endurance Specialty Holdings Ltd.	474,227	43,818,575
Everest Re Group Ltd.	246,223	53,282,657
First American Financial Corp.	806,935	29,558,029
Genworth Financial Inc. Class Aa	3,229,601	12,304,780
Hanover Insurance Group Inc. (The)	312,593	28,449,089
Kemper Corp.	364,731	16,157,583
Mercury General Corp.	189,613	11,416,599
Old Republic International Corp.	1,808,146	34,354,774
Reinsurance Group of America Inc.	466,902	58,750,279
RenaissanceRe Holdings Ltd.	147,528	20,096,264
WR Berkley Corp.	716,975	47,686,007

		500,006,927
INTERNET & DIRECT MARKETING RETAIL — 0.15%
HSN Inc.	241,465	8,282,250

		8,282,250
INTERNET SOFTWARE & SERVICES — 0.11%
comScore Inc.[a,b]	193,688	6,116,667

		6,116,667
IT SERVICES — 2.40%
Acxiom Corp.[a,b]	322,418	8,640,802
Computer Sciences Corp.	486,295	28,895,649
Convergys Corp.	410,880	10,091,213
DST Systems Inc.	235,025	25,182,929
Leidos Holdings Inc.	1,054,783	53,941,602
NeuStar Inc. Class Aa,b	251,532	8,401,169

		135,153,364
LEISURE PRODUCTS — 1.14%
Brunswick Corp./DE	659,012	35,942,515
Polaris Industries Inc.[b]	231,648	19,085,479
Vista Outdoor Inc.[a]	249,287	9,198,690

		64,226,684
LIFE SCIENCES TOOLS & SERVICES — 0.68%
Bio-Rad Laboratories Inc. Class Aa	79,538	14,498,187
Charles River Laboratories International Inc.[a,b]	135,904	10,354,526

Security	Shares	Value
PAREXEL International Corp.[a,b]	204,331	$13,428,633

		38,281,346
MACHINERY — 3.52%
AGCO Corp.	495,416	28,664,770
Donaldson Co. Inc.	298,118	12,544,805
ITT Inc.	648,072	24,996,137
Joy Global Inc.	319,930	8,958,040
Kennametal Inc.	326,050	10,192,323
Oshkosh Corp.	267,428	17,278,523
Terex Corp.	778,130	24,534,439
Timken Co. (The)	514,595	20,429,422
Trinity Industries Inc.	1,118,746	31,056,389
Wabtec Corp./DE	233,410	19,377,698

		198,032,546
MARINE — 0.47%
Kirby Corp.[a,b]	395,718	26,315,247

		26,315,247
MEDIA — 1.36%
AMC Networks Inc. Class Aa,b	156,809	8,207,383
Cinemark Holdings Inc.	341,951	13,117,241
John Wiley & Sons Inc. Class A	179,732	9,795,394
Live Nation Entertainment Inc.[a,b]	477,567	12,703,282
Meredith Corp.[b]	120,861	7,148,928
New York Times Co. (The) Class A	917,342	12,200,649
Time Inc.	745,319	13,303,944

		76,476,821
METALS & MINING — 2.49%
Allegheny Technologies Inc.[b]	818,889	13,044,902
Carpenter Technology Corp.	350,605	12,681,383
Commercial Metals Co.	864,489	18,828,570
Compass Minerals International Inc.[b]	139,955	10,965,474
Reliance Steel & Aluminum Co.	535,814	42,618,646
Steel Dynamics Inc.	591,211	21,035,287
U.S. Steel Corp.	633,599	20,915,103

		140,089,365
MULTI-UTILITIES — 1.10%
Black Hills Corp.	160,875	9,868,073
NorthWestern Corp.	355,104	20,194,764
Vectren Corp.	608,894	31,753,822

		61,816,659

581

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2016

Security	Shares	Value
MULTILINE RETAIL — 0.64%
Big Lots Inc.[b]	333,433	$16,741,671
JC Penney Co. Inc.[a,b]	2,304,364	19,149,265

		35,890,936
OIL, GAS & CONSUMABLE FUELS — 3.62%
CONSOL Energy Inc.	1,298,125	23,664,819
Denbury Resources Inc.[a]	1,825,276	6,717,016
Energen Corp.	413,697	23,857,906
Gulfport Energy Corp.[a,b]	465,177	10,066,430
HollyFrontier Corp.	1,298,165	42,527,886
QEP Resources Inc.	1,110,675	20,447,527
SM Energy Co.	376,882	12,994,891
Western Refining Inc.	581,605	22,013,749
World Fuel Services Corp.	517,740	23,769,443
WPX Energy Inc.[a,b]	1,213,079	17,674,561

		203,734,228
PAPER & FOREST PRODUCTS — 0.68%
Domtar Corp.	457,987	17,875,232
Louisiana-Pacific Corp.[a]	1,063,347	20,129,159

		38,004,391
PERSONAL PRODUCTS — 0.85%
Avon Products Inc.	3,277,450	16,518,348
Edgewell Personal Care Co.[a]	425,519	31,058,632

		47,576,980
PHARMACEUTICALS — 0.42%
Catalent Inc.[a]	543,679	14,657,586
Prestige Brands Holdings Inc.[a,b]	172,731	8,999,285

		23,656,871
PROFESSIONAL SERVICES — 1.16%
CEB Inc.	113,298	6,865,859
FTI Consulting Inc.[a]	318,343	14,350,902
ManpowerGroup Inc.	495,169	44,005,669

		65,222,430
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.72%
Alexander & Baldwin Inc.	158,316	7,103,639
Jones Lang LaSalle Inc.	332,179	33,563,366

		40,667,005

Security	Shares	Value
ROAD & RAIL — 0.46%
Genesee & Wyoming Inc. Class Aa	238,624	$16,562,892
Werner Enterprises Inc.	338,336	9,118,155

		25,681,047
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.32%
Cree Inc.[a,b]	732,610	19,333,578
Cypress Semiconductor Corp.	1,398,085	15,994,092
Synaptics Inc.[a]	262,153	14,046,158
Teradyne Inc.	648,765	16,478,631
Versum Materials Inc.[a]	305,132	8,565,055

		74,417,514
SOFTWARE — 1.20%
ACI Worldwide Inc.[a,b]	471,612	8,559,758
ANSYS Inc.[a]	241,608	22,346,324
Cadence Design Systems Inc.[a,b]	602,479	15,194,520
Manhattan Associates Inc.[a,b]	177,987	9,438,651
PTC Inc.[a]	261,115	12,081,791

		67,621,044
SPECIALTY RETAIL — 3.26%
Aaron’s Inc.	476,821	15,253,504
American Eagle Outfitters Inc.[b]	1,278,188	19,390,112
Cabela’s Inc.[a,b]	174,422	10,212,408
Chico’s FAS Inc.	510,204	7,341,835
CST Brands Inc.	556,167	26,779,441
GameStop Corp. Class A	762,490	19,260,497
Murphy USA Inc.[a,b]	271,837	16,709,820
Office Depot Inc.	3,956,580	17,883,742
RHa	289,821	8,897,505
Sally Beauty Holdings Inc.[a,b]	477,210	12,607,888
Williams-Sonoma Inc.[b]	598,440	28,958,512

		183,295,264
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.31%
3D Systems Corp.[a,b]	242,938	3,228,646
Diebold Nixdorf Inc.	564,674	14,201,551

		17,430,197

582

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2016

Security	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS — 0.26%
Deckers Outdoor Corp.[a]	119,876	$6,639,932
Fossil Group Inc.[a,b]	316,600	8,187,276

		14,827,208
THRIFTS & MORTGAGE FINANCE — 1.02%
New York Community Bancorp. Inc.	3,596,462	57,219,710

		57,219,710
TRADING COMPANIES & DISTRIBUTORS — 0.68%
GATX Corp.[b]	168,904	10,401,108
NOW Inc.[a,b]	805,223	16,482,915
Watsco Inc.	77,755	11,517,071

		38,401,094
WATER UTILITIES — 0.34%
Aqua America Inc.	637,287	19,144,102

		19,144,102
WIRELESS TELECOMMUNICATION SERVICES — 0.36%
Telephone & Data Systems Inc.	699,173	20,185,125

		20,185,125

TOTAL COMMON STOCKS
(Cost: $5,091,482,856)		5,617,190,316

SHORT-TERM INVESTMENTS — 4.64%

MONEY MARKET FUNDS — 4.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	258,157,617	258,209,248
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	2,851,085	2,851,085

		261,060,333

TOTAL SHORT-TERM INVESTMENTS
(Cost: $261,019,227)		261,060,333

TOTAL INVESTMENTS IN SECURITIES — 104.50%
(Cost: $5,352,502,083)[f]		5,878,250,649
Other Assets, Less Liabilities — (4.50)%		(253,114,538)

NET ASSETS — 100.00%		$5,625,136,111

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $5,493,725,304. Net unrealized appreciation was $384,525,345, of which $683,607,922 represented gross unrealized appreciation on securities and $299,082,577 represented gross unrealized depreciation on securities.

583

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P MID-CAP 400 VALUE ETF

December 31, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
S&P MidCap 400 E-Mini	41	Mar. 2017	Chicago Mercantile	$6,846,950	$6,802,310	$(44,640)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$5,617,190,316	$—	$—	$5,617,190,316
Money market funds	261,060,333	—	—	261,060,333

Total	$5,878,250,649	$—	$—	$5,878,250,649

Derivative financial instruments:[a]
Liabilities:
Futures contracts	$(44,640)	$—	$—	$(44,640)

Total	$(44,640)	$—	$—	$(44,640)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

584

Schedule of Investments  (Unaudited)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%
AEROSPACE & DEFENSE — 0.94%
Aerojet Rocketdyne Holdings Inc.[a,b]	475,361	$8,532,730
Aerovironment Inc.[a]	104,594	2,806,257
Mercury Systems Inc.[a]	434,787	13,139,263
TASER International Inc.[a,b]	554,626	13,444,134

		37,922,384
AIR FREIGHT & LOGISTICS — 0.26%
Forward Air Corp.	216,955	10,279,328

		10,279,328
AIRLINES — 1.38%
Allegiant Travel Co.	138,754	23,088,666
Hawaiian Holdings Inc.[a]	566,983	32,318,031

		55,406,697
AUTO COMPONENTS — 1.50%
Dorman Products Inc.[a,b]	321,874	23,516,114
Fox Factory Holding Corp.[a,b]	305,012	8,464,083
LCI Industries	261,324	28,157,661

		60,137,858
AUTOMOBILES — 0.22%
Winnebago Industries Inc.	280,374	8,873,837

		8,873,837
BANKS — 12.94%
Ameris Bancorp.	370,369	16,148,088
Boston Private Financial Holdings Inc.	515,551	8,532,369
Brookline Bancorp. Inc.	473,537	7,766,007
Cardinal Financial Corp.	347,886	11,407,182
Central Pacific Financial Corp.	326,832	10,269,061
City Holding Co.	84,388	5,704,629
Columbia Banking System Inc.	326,466	14,586,501
Community Bank System Inc.	273,181	16,879,854
Customers Bancorp. Inc.[a]	300,486	10,763,409
CVB Financial Corp.[b]	619,013	14,193,968
First BanCorp./Puerto Rico[a]	1,439,719	9,516,543
First Commonwealth Financial Corp.	604,227	8,567,939
First Financial Bancorp.	422,691	12,025,559
First Financial Bankshares Inc.	701,093	31,689,404
First Midwest Bancorp. Inc./IL	501,110	12,643,005
Glacier Bancorp. Inc.	561,933	20,358,833

Security	Shares	Value
Great Western Bancorp. Inc.	362,550	$15,803,555
Hanmi Financial Corp.	342,176	11,941,942
Home BancShares Inc./ARb	1,311,577	36,422,493
Independent Bank Corp./Rockland MA	183,354	12,917,289
LegacyTexas Financial Group Inc.	440,925	18,986,230
National Bank Holdings Corp. Class A	275,264	8,778,169
NBT Bancorp. Inc.	279,205	11,693,105
Pinnacle Financial Partners Inc.	460,668	31,924,292
ServisFirst Bancshares Inc.	469,941	17,594,591
Simmons First National Corp. Class A	173,597	10,789,054
Southside Bancshares Inc.	279,661	10,534,830
Sterling Bancorp./DE	1,388,135	32,482,359
Texas Capital Bancshares Inc.[a,b]	343,296	26,914,406
Tompkins Financial Corp.	129,296	12,223,644
United Bankshares Inc./WVb	376,646	17,419,877
United Community Banks Inc./GA	751,568	22,261,444
Westamerica Bancorp.	163,321	10,277,791

		520,017,422
BIOTECHNOLOGY — 2.02%
AMAG Pharmaceuticals Inc.[a,b]	364,916	12,699,077
Eagle Pharmaceuticals Inc./DEa,b	83,871	6,654,325
Emergent BioSolutions Inc.[a,b]	168,382	5,529,665
Enanta Pharmaceuticals Inc.[a,b]	147,124	4,928,654
Ligand Pharmaceuticals Inc.[a,b]	201,761	20,500,935
MiMedx Group Inc.[a,b]	1,068,930	9,470,720
Momenta Pharmaceuticals Inc.[a]	678,173	10,206,503
Repligen Corp.[a,b]	358,889	11,060,959

		81,050,838
BUILDING PRODUCTS — 3.32%
AAON Inc.	419,741	13,872,440
American Woodmark Corp.[a]	78,720	5,923,680
Apogee Enterprises Inc.	181,114	9,700,466
Gibraltar Industries Inc.[a]	333,620	13,895,273
Griffon Corp.	315,373	8,262,773
Insteel Industries Inc.	185,098	6,596,893
Patrick Industries Inc.[a,b]	154,842	11,814,445

585

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2016

Security	Shares	Value
PGT Innovations Inc.[a,b]	519,790	$5,951,595
Quanex Building Products Corp.	362,730	7,363,419
Simpson Manufacturing Co. Inc.	430,230	18,822,562
Trex Co. Inc.[a]	311,945	20,089,258
Universal Forest Products Inc.	108,056	11,041,162

		133,333,966
CAPITAL MARKETS — 1.40%
Evercore Partners Inc. Class A	413,019	28,374,405
Financial Engines Inc.	367,270	13,497,172
Greenhill & Co. Inc.	129,778	3,594,851
Piper Jaffray Companies[a]	151,667	10,995,858

		56,462,286
CHEMICALS — 3.63%
A Schulman Inc.	133,563	4,467,682
Balchem Corp.	336,638	28,250,661
Chemours Co. (The)	1,042,007	23,017,935
Flotek Industries Inc.[a]	239,541	2,249,290
Hawkins Inc.	61,688	3,328,067
Ingevity Corp.[a,b]	446,873	24,515,453
Innophos Holdings Inc.	149,036	7,788,621
Innospec Inc.	124,924	8,557,294
Koppers Holdings Inc.[a]	137,853	5,555,476
Kraton Corp.[a]	329,834	9,393,672
Quaker Chemical Corp.	141,123	18,055,277
Stepan Co.	130,989	10,672,984

		145,852,412
COMMERCIAL SERVICES & SUPPLIES — 3.93%
ABM Industries Inc.	285,357	11,653,980
Brady Corp. Class A	361,409	13,570,908
G&K Services Inc. Class A	209,948	20,249,484
Healthcare Services Group Inc.	508,420	19,914,811
Matthews International Corp. Class A	238,774	18,349,782
Mobile Mini Inc.	212,339	6,423,255
Multi-Color Corp.	92,465	7,175,284
Tetra Tech Inc.	605,560	26,129,914
U.S. Ecology Inc.	231,063	11,356,746
UniFirst Corp./MA	94,901	13,632,529
Viad Corp.	216,776	9,559,822

		158,016,515
COMMUNICATIONS EQUIPMENT — 1.11%
ADTRAN Inc.	322,857	7,215,854
Bel Fuse Inc. Class B	51,496	1,591,227
CalAmp Corp.[a,b]	165,868	2,405,086
Lumentum Holdings Inc.[a]	580,494	22,436,093
NETGEAR Inc.[a]	200,532	10,898,914

		44,547,174

Security	Shares	Value
CONSTRUCTION & ENGINEERING — 0.23%
MYR Group Inc.[a]	170,131	$6,410,536
Orion Group Holdings Inc.[a]	293,073	2,916,076

		9,326,612
CONSTRUCTION MATERIALS — 0.63%
Headwaters Inc.[a,b]	786,687	18,502,878
U.S. Concrete Inc.[a,b]	102,637	6,722,724

		25,225,602
CONSUMER FINANCE — 0.14%
Green Dot Corp. Class Aa	238,466	5,615,874

		5,615,874
DIVERSIFIED CONSUMER SERVICES — 0.48%
Capella Education Co.	122,298	10,737,764
Career Education Corp.[a]	408,977	4,126,578
Strayer Education Inc.[a,b]	56,309	4,540,195

		19,404,537
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.18%
ATN International Inc.	56,395	4,518,931
Cincinnati Bell Inc.[a,b]	258,645	5,780,716
Cogent Communications Holdings Inc.	435,945	18,026,326
Consolidated Communications Holdings Inc.	343,710	9,228,613
Inteliquent Inc.	364,775	8,360,643
Lumos Networks Corp.[a]	109,829	1,715,529

		47,630,758
ELECTRICAL EQUIPMENT — 0.35%
AZZ Inc.	179,542	11,472,734
Vicor Corp.[a]	169,519	2,559,737

		14,032,471
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.71%
Badger Meter Inc.	308,635	11,404,063
Coherent Inc.[a,b]	260,558	35,796,761
CTS Corp.	350,194	7,844,346
ePlus Inc.[a]	36,329	4,185,101
Fabrinet[a]	391,015	15,757,905
FARO Technologies Inc.[a]	93,566	3,368,376
II-VI Inc.[a]	574,812	17,043,176
Itron Inc.[a]	353,077	22,190,889
Methode Electronics Inc.	215,941	8,929,160
Rogers Corp.[a]	134,248	10,311,589
TTM Technologies Inc.[a,b]	898,659	12,248,722

		149,080,088

586

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2016

Security	Shares	Value
ENERGY EQUIPMENT & SERVICES — 1.60%
Archrock Inc.	316,996	$4,184,347
Geospace Technologies Corp.[a]	62,089	1,264,132
Helix Energy Solutions Group Inc.[a,b]	498,538	4,397,105
Pioneer Energy Services Corp.[a]	341,784	2,341,221
Tesco Corp.	167,044	1,378,113
TETRA Technologies Inc.[a,b]	402,465	2,020,374
U.S. Silica Holdings Inc.	760,631	43,112,565
Unit Corp.[a]	212,666	5,714,336

		64,412,193
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.05%
Acadia Realty Trust[b]	369,811	12,085,423
Agree Realty Corp.[b]	277,281	12,768,790
American Assets Trust Inc.	425,833	18,344,886
CareTrust REIT Inc.[b]	682,936	10,462,579
CoreSite Realty Corp.[b]	359,710	28,550,183
DiamondRock Hospitality Co.[b]	1,106,776	12,761,127
EastGroup Properties Inc.[b]	342,984	25,325,939
Four Corners Property Trust Inc.	539,137	11,063,091
Franklin Street Properties Corp.	596,605	7,732,001
GEO Group Inc. (The)	415,307	14,921,980
Getty Realty Corp.[b]	280,657	7,153,947
Lexington Realty Trust	2,264,028	24,451,502
LTC Properties Inc.[b]	274,602	12,900,802
Parkway Inc.[a]	231,227	5,144,801
Pennsylvania REIT[b]	316,581	6,002,376
PS Business Parks Inc.[b]	135,055	15,736,609
Retail Opportunity Investments Corp.[b]	770,830	16,287,638
Sabra Health Care REIT Inc.[b]	355,784	8,688,245
Saul Centers Inc.[b]	86,136	5,737,519
Summit Hotel Properties Inc.	924,854	14,825,410
Universal Health Realty Income Trust	77,778	5,101,459
Urstadt Biddle Properties Inc. Class A	299,681	7,225,309

		283,271,616
FOOD & STAPLES RETAILING — 0.39%
SpartanNash Co.	398,993	15,776,183

		15,776,183

Security	Shares	Value
FOOD PRODUCTS — 1.31%
B&G Foods Inc.	704,776	$30,869,189
Calavo Growers Inc.	162,752	9,992,973
J&J Snack Foods Corp.	87,442	11,667,386

		52,529,548
GAS UTILITIES — 0.71%
South Jersey Industries Inc.	841,239	28,341,342

		28,341,342
HEALTH CARE EQUIPMENT & SUPPLIES — 5.81%
Abaxis Inc.	138,673	7,317,774
Analogic Corp.	58,143	4,822,962
Anika Therapeutics Inc.[a,b]	105,474	5,164,007
Cantel Medical Corp.	385,169	30,332,059
CryoLife Inc.	285,446	5,466,291
Cynosure Inc. Class Aa,b	252,966	11,535,250
Haemonetics Corp.[a,b]	279,347	11,229,750
ICU Medical Inc.[a,b]	155,972	22,982,474
Inogen Inc.[a,b]	105,274	7,071,255
Integra LifeSciences Holdings Corp.[a,b]	203,141	17,427,466
Masimo Corp.[a]	469,213	31,624,956
Meridian Bioscience Inc.	210,139	3,719,460
Merit Medical Systems Inc.[a,b]	473,003	12,534,580
Natus Medical Inc.[a]	154,013	5,359,652
Neogen Corp.[a,b]	400,156	26,410,296
SurModics Inc.[a]	140,181	3,560,597
Vascular Solutions Inc.[a]	185,995	10,434,320
Zeltiq Aesthetics Inc.[a,b]	381,643	16,609,103

		233,602,252
HEALTH CARE PROVIDERS & SERVICES — 2.50%
AMN Healthcare Services Inc.[a,b]	509,766	19,600,503
BioTelemetry Inc.[a,b]	299,489	6,693,579
Chemed Corp.	91,376	14,657,624
CorVel Corp.[a]	45,471	1,664,239
Cross Country Healthcare Inc.[a,b]	350,199	5,466,606
Ensign Group Inc. (The)	262,779	5,836,322
HealthEquity Inc.[a]	255,326	10,345,810
Healthways Inc.[a]	176,111	4,006,525
Landauer Inc.	101,817	4,897,398
Magellan Health Inc.[a]	119,194	8,969,348
Surgical Care Affiliates Inc.[a,b]	195,360	9,039,307
U.S. Physical Therapy Inc.	132,827	9,324,455

		100,501,716

587

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2016

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 1.62%
HealthStream Inc.[a,b]	269,376	$6,747,869
HMS Holdings Corp.[a]	901,215	16,366,064
Medidata Solutions Inc.[a,b]	580,704	28,843,568
Omnicell Inc.[a,b]	387,416	13,133,402

		65,090,903
HOTELS, RESTAURANTS & LEISURE — 3.27%
Belmond Ltd.[a,b]	900,509	12,021,795
Biglari Holdings Inc.[a]	6,328	2,994,410
Bob Evans Farms Inc./DE	108,789	5,788,663
Chuy’s Holdings Inc.[a,b]	178,321	5,786,516
Dave & Buster’s Entertainment Inc.[a,b]	397,035	22,353,071
DineEquity Inc.	90,185	6,944,245
El Pollo Loco Holdings Inc.[a,b]	139,151	1,711,557
ILG Inc.	632,896	11,499,720
Marcus Corp. (The)	200,660	6,320,790
Marriott Vacations Worldwide Corp.	183,644	15,582,193
Popeyes Louisiana Kitchen Inc.[a]	219,873	13,297,919
Ruth’s Hospitality Group Inc.	151,350	2,769,705
Scientific Games Corp. Class Aa,b	538,303	7,536,242
Sonic Corp.	296,529	7,860,984
Wingstop Inc.	304,634	9,014,120

		131,481,930
HOUSEHOLD DURABLES — 1.51%
Ethan Allen Interiors Inc.	148,126	5,458,443
Installed Building Products Inc.[a,b]	210,436	8,691,007
iRobot Corp.[a,b]	288,932	16,888,075
LGI Homes Inc.[a,b]	180,622	5,189,270
MDC Holdings Inc.	0	—
TopBuild Corp.[a,b]	405,445	14,433,842
Universal Electronics Inc.[a,b]	154,424	9,968,069

		60,628,706
HOUSEHOLD PRODUCTS — 0.64%
Central Garden & Pet Co.[a,b]	106,703	3,530,802
Central Garden & Pet Co. Class Aa	357,392	11,043,413
WD-40 Co.	94,855	11,088,550

		25,662,765
INDUSTRIAL CONGLOMERATES — 0.14%
Raven Industries Inc.	222,252	5,600,750

		5,600,750

Security	Shares	Value
INSURANCE — 0.75%
AMERISAFE Inc.	118,490	$7,387,852
RLI Corp.	203,018	12,816,526
Universal Insurance Holdings Inc.	345,860	9,822,424

		30,026,802
INTERNET & DIRECT MARKETING RETAIL — 0.42%
Blue Nile Inc.	72,070	2,928,204
NutriSystem Inc.	311,558	10,795,485
PetMed Express Inc.	143,112	3,301,594

		17,025,283
INTERNET SOFTWARE & SERVICES — 2.22%
DHI Group Inc.[a]	195,705	1,223,156
LivePerson Inc.[a,b]	248,849	1,878,810
LogMeIn Inc.	270,482	26,115,037
NIC Inc.	657,903	15,723,882
Shutterstock Inc.[a,b]	204,735	9,729,007
SPS Commerce Inc.[a,b]	180,764	12,633,596
Stamps.com Inc.[a,b]	168,298	19,295,366
XO Group Inc.[a]	137,244	2,669,396

		89,268,250
IT SERVICES — 1.32%
Cardtronics PLC Class Aa,b	480,755	26,234,800
CSG Systems International Inc.	215,823	10,445,833
ExlService Holdings Inc.[a]	231,297	11,666,621
Forrester Research Inc.	106,199	4,561,247

		52,908,501
LEISURE PRODUCTS — 0.26%
Callaway Golf Co.	559,282	6,129,731
Nautilus Inc.[a,b]	224,768	4,158,208

		10,287,939
LIFE SCIENCES TOOLS & SERVICES — 0.53%
Cambrex Corp.[a]	235,423	12,701,071
Luminex Corp.[a,b]	420,760	8,511,975

		21,213,046
MACHINERY — 4.62%
Actuant Corp. Class Ab	302,519	7,850,368
Alamo Group Inc.	62,422	4,750,314
Albany International Corp. Class A	186,979	8,657,128
Astec Industries Inc.	203,785	13,747,336
Barnes Group Inc.	297,314	14,098,630
Chart Industries Inc.[a]	161,973	5,834,267
CIRCOR International Inc.	88,687	5,754,013
EnPro Industries Inc.	115,377	7,771,795
ESCO Technologies Inc.	272,953	15,462,787

588

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2016

Security	Shares	Value
Franklin Electric Co. Inc.	215,975	$8,401,428
Harsco Corp.	407,447	5,541,279
Hillenbrand Inc.	341,286	13,088,318
John Bean Technologies Corp.	309,427	26,595,251
Lindsay Corp.	57,712	4,305,892
Lydall Inc.[a]	182,030	11,258,555
Proto Labs Inc.[a,b]	257,994	13,247,992
Tennant Co.	119,634	8,517,941
Watts Water Technologies Inc. Class A	165,341	10,780,233

		185,663,527
MEDIA — 0.19%
World Wrestling Entertainment Inc. Class Ab	408,108	7,509,187

		7,509,187
METALS & MINING — 0.81%
AK Steel Holding Corp.[a,b]	1,858,985	18,980,237
Stillwater Mining Co.[a]	851,010	13,709,771

		32,690,008
MULTILINE RETAIL — 0.36%
Ollie’s Bargain Outlet Holdings Inc.[a,b]	506,875	14,420,594

		14,420,594
OIL, GAS & CONSUMABLE FUELS — 1.33%
Bill Barrett Corp.[a,b]	384,988	2,691,066
Carrizo Oil & Gas Inc.[a,b]	344,278	12,858,783
Contango Oil & Gas Co.[a]	91,474	854,367
Northern Oil and Gas Inc.[a,b]	189,334	520,669
PDC Energy Inc.[a]	337,130	24,468,895
REX American Resources Corp.[a]	32,360	3,195,550
Synergy Resources Corp.[a,b]	981,067	8,741,307

		53,330,637
PAPER & FOREST PRODUCTS — 0.37%
Deltic Timber Corp.	66,646	5,136,407
Neenah Paper Inc.	115,473	9,838,300

		14,974,707
PERSONAL PRODUCTS — 0.14%
Inter Parfums Inc.	86,943	2,847,383
Medifast Inc.	67,321	2,802,573

		5,649,956
PHARMACEUTICALS — 1.71%
Amphastar Pharmaceuticals Inc.[a,b]	259,198	4,774,427
ANI Pharmaceuticals Inc.[a,b]	84,680	5,133,302
Depomed Inc.[a,b]	366,409	7,383,141

Security	Shares	Value
Innoviva Inc.[a,b]	817,920	$8,751,744
Medicines Co. (The)[a,b]	280,761	9,529,028
Nektar Therapeutics[a,b]	941,665	11,554,230
Phibro Animal Health Corp. Series A	84,699	2,481,681
SciClone Pharmaceuticals Inc.[a]	535,026	5,778,281
Supernus Pharmaceuticals Inc.[a,b]	525,405	13,266,476

		68,652,310
PROFESSIONAL SERVICES — 1.94%
Exponent Inc.	179,385	10,816,916
Insperity Inc.	201,850	14,321,258
Navigant Consulting Inc.[a]	498,786	13,058,217
On Assignment Inc.[a]	258,848	11,430,728
WageWorks Inc.[a,b]	388,861	28,192,422

		77,819,541
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.19%
HFF Inc. Class A	249,292	7,541,083

		7,541,083
ROAD & RAIL — 0.97%
Heartland Express Inc.[b]	289,342	5,891,003
Knight Transportation Inc.	704,823	23,294,400
Marten Transport Ltd.	122,417	2,852,316
Saia Inc.[a]	155,482	6,864,531

		38,902,250
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.84%
Advanced Energy Industries Inc.[a,b]	421,018	23,050,735
Brooks Automation Inc.	372,736	6,362,603
Cabot Microelectronics Corp.	257,892	16,291,038
CEVA Inc.[a]	225,224	7,556,265
Exar Corp.[a]	276,929	2,985,295
Kopin Corp.[a,b]	290,770	825,787
Kulicke & Soffa Industries Inc.[a]	390,287	6,225,078
MKS Instruments Inc.	568,723	33,782,146
Nanometrics Inc.[a]	264,076	6,617,744
Power Integrations Inc.	309,027	20,967,482
Rambus Inc.[a,b]	1,171,822	16,135,989
Rudolph Technologies Inc.[a]	328,865	7,678,998
Semtech Corp.[a]	438,379	13,830,857
Tessera Holding Corp.	517,225	22,861,345
Ultratech Inc.[a]	127,671	3,061,551
Veeco Instruments Inc.[a]	214,987	6,266,871

		194,499,784
SOFTWARE — 4.87%
8x8 Inc.[a,b]	960,705	13,738,082
Blackbaud Inc.	504,963	32,317,632

589

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2016

Security	Shares	Value
Bottomline Technologies de Inc.[a,b]	197,773	$4,948,280
Ebix Inc.[b]	237,281	13,536,881
MicroStrategy Inc. Class Aa,b	53,845	10,629,003
Monotype Imaging Holdings Inc.	181,203	3,596,880
Progress Software Corp.	517,658	16,528,820
Qualys Inc.[a,b]	306,529	9,701,643
Synchronoss Technologies Inc.[a,b]	447,006	17,120,330
Take-Two Interactive Software Inc.[a,b]	918,617	45,278,632
TiVo Corp.[a,b]	1,268,785	26,517,606
VASCO Data Security International Inc.[a,b]	137,585	1,878,035

		195,791,824
SPECIALTY RETAIL — 2.15%
Children’s Place Inc. (The)	191,258	19,307,495
Five Below Inc.[a,b]	582,248	23,266,630
Francesca’s Holdings Corp.[a]	402,281	7,253,127
Hibbett Sports Inc.[a,b]	132,687	4,949,225
Monro Muffler Brake Inc.	151,148	8,645,666
Select Comfort Corp.[a,b]	267,055	6,040,784
Tailored Brands Inc.	242,366	6,192,451
Tile Shop Holdings Inc.[a,b]	350,088	6,844,220
Zumiez Inc.[a,b]	184,516	4,031,675

		86,531,273
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.41%
Electronics For Imaging Inc.[a,b]	248,264	10,888,859
Super Micro Computer Inc.[a]	202,480	5,679,564

		16,568,423
TEXTILES, APPAREL & LUXURY GOODS — 0.48%
Iconix Brand Group Inc.[a]	237,703	2,220,146
Oxford Industries Inc.	74,449	4,476,618
Steven Madden Ltd.[a]	352,942	12,617,677

		19,314,441
THRIFTS & MORTGAGE FINANCE — 2.01%
Bank Mutual Corp.	254,464	2,404,685
BofI Holding Inc.[a,b]	611,160	17,448,618
Dime Community Bancshares Inc.	188,056	3,779,926
LendingTree Inc.[a,b]	76,294	7,732,397
Northfield Bancorp. Inc.	476,423	9,514,167
Northwest Bancshares Inc.	658,601	11,874,576
Oritani Financial Corp.	205,767	3,858,131

Security	Shares	Value
Provident Financial Services Inc.	346,486	$9,805,554
TrustCo Bank Corp. NY	577,569	5,053,729
Walker & Dunlop Inc.[a,b]	294,082	9,175,358

		80,647,141
TRADING COMPANIES & DISTRIBUTORS — 0.41%
Applied Industrial Technologies Inc.	278,210	16,525,674

		16,525,674
WATER UTILITIES — 0.64%
American States Water Co.	186,329	8,489,149
California Water Service Group	510,634	17,310,493

		25,799,642

TOTAL COMMON STOCKS
(Cost: $3,349,628,365)		4,012,678,386

SHORT-TERM INVESTMENTS — 8.13%

MONEY MARKET FUNDS — 8.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	324,090,724	324,155,541
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	2,489,707	2,489,707

		326,645,248

TOTAL SHORT-TERM INVESTMENTS
(Cost: $326,581,745)		326,645,248

TOTAL INVESTMENTS IN SECURITIES —107.99%
(Cost: $3,676,210,110)[f]		4,339,323,634
Other Assets, Less Liabilities — (7.99)%		(320,883,339)

NET ASSETS — 100.00%		$4,018,440,295

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $3,724,747,085. Net unrealized appreciation was $614,576,549, of which $702,184,889 represented gross unrealized appreciation on securities and $87,608,340 represented gross unrealized depreciation on securities.

590

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 GROWTH ETF

December 31, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	78	Mar. 2017	ICE Markets Equity	$5,316,835	$5,291,910	$(24,925)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,012,678,386	$—	$—	$4,012,678,386
Money market funds	326,645,248	—	—	326,645,248

Total	$4,339,323,634	$—	$—	$4,339,323,634

Derivative financial instruments:[a]
Liabilities:
Futures contracts	$(24,925)	$—	$—	$(24,925)

Total	$(24,925)	$—	$—	$(24,925)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

591

Schedule of Investments  (Unaudited)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.66%

AEROSPACE & DEFENSE — 1.80%
AAR Corp.	433,374	$14,323,011
Aerojet Rocketdyne Holdings Inc.[a,b]	344,872	6,190,452
Aerovironment Inc.[a,b]	146,471	3,929,817
Cubic Corp.	339,795	16,293,170
Engility Holdings Inc.[a]	243,551	8,207,669
Moog Inc. Class Aa	439,907	28,893,092
National Presto Industries Inc.	68,373	7,274,887

		85,112,098
AIR FREIGHT & LOGISTICS — 1.13%
Atlas Air Worldwide Holdings Inc.[a,b]	341,029	17,784,662
Echo Global Logistics Inc.[a,b]	379,868	9,515,694
Forward Air Corp.	137,848	6,531,238
Hub Group Inc. Class Aa,b	452,642	19,803,088

		53,634,682
AIRLINES — 0.55%
SkyWest Inc.	708,089	25,809,844

		25,809,844
AUTO COMPONENTS — 1.94%
American Axle & Manufacturing Holdings Inc.[a,b]	1,042,726	20,124,612
Cooper-Standard Holding Inc.[a,b]	240,725	24,886,150
Gentherm Inc.[a]	497,841	16,851,918
Motorcar Parts of America Inc.[a,b]	258,775	6,966,223
Standard Motor Products Inc.	273,995	14,582,014
Superior Industries International Inc.	317,121	8,356,138

		91,767,055
BANKS — 8.49%
Banc of California Inc.[b]	682,034	11,833,290
Banner Corp.	360,064	20,095,172
Boston Private Financial Holdings Inc.	482,791	7,990,191
Brookline Bancorp. Inc.	357,150	5,857,260
City Holding Co.	97,870	6,616,012
Columbia Banking System Inc.	371,979	16,620,022
Community Bank System Inc.	254,175	15,705,473
CVB Financial Corp.	575,078	13,186,538
Fidelity Southern Corp.	289,757	6,858,548
First Commonwealth Financial Corp.	438,444	6,217,136

Security	Shares	Value
First Financial Bancorp.	308,444	$8,775,232
First Midwest Bancorp. Inc./IL	470,082	11,860,169
First NBC Bank Holding Co.[a,b]	217,351	1,586,662
Glacier Bancorp. Inc.	323,485	11,719,861
Great Western Bancorp. Inc.	336,265	14,657,791
Hope Bancorp Inc.	1,733,384	37,943,776
Independent Bank Corp./Rockland MA	134,014	9,441,286
NBT Bancorp. Inc.	230,358	9,647,393
OFG Bancorp.	605,868	7,936,871
Old National Bancorp./IN	1,837,828	33,356,578
Opus Bank	250,490	7,527,224
S&T Bancorp. Inc.	476,068	18,585,695
Simmons First National Corp. Class A	182,012	11,312,046
Texas Capital Bancshares Inc.[a,b]	227,234	17,815,146
United Bankshares Inc./WVb	616,171	28,497,909
Westamerica Bancorp.	139,802	8,797,740
Wintrust Financial Corp.	705,926	51,229,050

		401,670,071
BIOTECHNOLOGY — 0.52%
Acorda Therapeutics Inc.[a]	634,416	11,927,021
Emergent BioSolutions Inc.[a,b]	256,049	8,408,649
Spectrum Pharmaceuticals Inc.[a]	961,726	4,260,446

		24,596,116
BUILDING PRODUCTS — 0.63%
American Woodmark Corp.[a]	89,895	6,764,599
Apogee Enterprises Inc.	163,934	8,780,305
Universal Forest Products Inc.	138,615	14,163,681

		29,708,585
CAPITAL MARKETS — 1.75%
Calamos Asset Management Inc. Class A	210,800	1,802,340
Donnelley Financial Solutions Inc.[a]	363,431	8,351,644
Financial Engines Inc.[b]	256,596	9,429,903
Greenhill & Co. Inc.	204,712	5,670,523
Interactive Brokers Group Inc. Class A	925,591	33,793,328
INTL. FCStone Inc.[a,b]	204,122	8,083,231
Investment Technology Group Inc.	333,765	6,588,521
Virtus Investment Partners Inc.	76,561	9,038,026

		82,757,516

592

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2016

Security	Shares	Value
CHEMICALS — 3.23%
A Schulman Inc.	228,858	$7,655,300
AdvanSix Inc.[a]	420,206	9,303,361
American Vanguard Corp.	356,570	6,828,315
Calgon Carbon Corp.	697,670	11,860,390
Chemours Co. (The)	1,144,666	25,285,672
Flotek Industries Inc.[a,b]	433,161	4,067,382
FutureFuel Corp.	311,140	4,324,846
Hawkins Inc.	52,522	2,833,562
HB Fuller Co.	684,728	33,079,210
Innophos Holdings Inc.	75,879	3,965,436
Innospec Inc.	168,308	11,529,098
Koppers Holdings Inc.[a]	106,847	4,305,934
LSB Industries Inc.[a,b]	273,642	2,304,066
Rayonier Advanced Materials Inc.	596,743	9,225,647
Stepan Co.	99,749	8,127,548
Tredegar Corp.	346,877	8,325,048

		153,020,815
COMMERCIAL SERVICES & SUPPLIES — 3.56%
ABM Industries Inc.	396,775	16,204,291
Brady Corp. Class A	181,427	6,812,584
Brink’s Co. (The)	614,472	25,346,970
Essendant Inc.	509,643	10,651,539
Healthcare Services Group Inc.	336,528	13,181,802
Interface Inc.	882,125	16,363,419
LSC Communications Inc.	366,525	10,878,462
Matthews International Corp. Class A	132,764	10,202,913
Mobile Mini Inc.	333,471	10,087,498
Multi-Color Corp.	62,547	4,853,647
RR Donnelley & Sons Co.	951,781	15,533,066
Team Inc.[a,b]	401,593	15,762,525
UniFirst Corp./MAb	88,653	12,735,003

		168,613,719
COMMUNICATIONS EQUIPMENT — 1.66%
ADTRAN Inc.	245,073	5,477,382
Bel Fuse Inc. Class B	52,123	1,610,601
Black Box Corp.	206,580	3,150,345
CalAmp Corp.[a,b]	283,417	4,109,546
Comtech Telecommunications Corp.	321,969	3,815,333
Digi International Inc.[a]	355,306	4,885,457
Harmonic Inc.[a,b]	1,072,230	5,361,150
Ixia[a]	860,875	13,860,087

Security	Shares	Value
NETGEAR Inc.[a,b]	193,662	$10,525,530
Viavi Solutions Inc.[a]	3,149,282	25,761,127

		78,556,558
CONSTRUCTION & ENGINEERING — 0.59%
Aegion Corp.[a]	468,078	11,093,449
Comfort Systems USA Inc.	502,602	16,736,646

		27,830,095
CONSTRUCTION MATERIALS — 0.09%
U.S. Concrete Inc.[a,b]	62,032	4,063,096

		4,063,096
CONSUMER FINANCE — 1.85%
Encore Capital Group Inc.[a,b]	287,771	8,244,639
Enova International Inc.[a,b]	317,068	3,979,203
Ezcorp Inc. Class Aa	663,186	7,062,931
FirstCash Inc.	660,425	31,039,975
Green Dot Corp. Class Aa,b	300,520	7,077,246
PRA Group Inc.[a,b]	631,964	24,709,793
World Acceptance Corp.[a,b]	83,289	5,353,817

		87,467,604
CONTAINERS & PACKAGING — 0.09%
Myers Industries Inc.	298,934	4,274,756

		4,274,756
DISTRIBUTORS — 0.57%
Core-Mark Holding Co. Inc.	629,332	27,105,329

		27,105,329
DIVERSIFIED CONSUMER SERVICES — 0.46%
American Public Education Inc.[a]	223,566	5,488,545
Career Education Corp.[a,b]	352,437	3,556,089
Regis Corp.[a,b]	479,980	6,969,310
Strayer Education Inc.[a,b]	71,123	5,734,648

		21,748,592
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.82%
ATN International Inc.	73,882	5,920,165
Cincinnati Bell Inc.[a]	241,553	5,398,709
Consolidated Communications Holdings Inc.	249,563	6,700,766
General Communication Inc. Class Aa	363,704	7,074,043
Iridium Communications Inc.[a,b]	1,108,938	10,645,805
Lumos Networks Corp.[a]	180,688	2,822,347

		38,561,835
ELECTRIC UTILITIES — 1.46%
ALLETE Inc.	674,416	43,290,763
El Paso Electric Co.	554,544	25,786,296

		69,077,059

593

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2016

Security	Shares	Value
ELECTRICAL EQUIPMENT — 0.80%
AZZ Inc.	125,441	$8,015,680
Encore Wire Corp.	282,604	12,250,883
General Cable Corp.	672,209	12,805,582
Powell Industries Inc.	116,940	4,560,660

		37,632,805
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.60%
Agilysys Inc.[a,b]	207,310	2,147,732
Anixter International Inc.[a]	387,052	31,370,565
Benchmark Electronics Inc.[a,b]	666,518	20,328,799
Daktronics Inc.	548,326	5,867,088
Electro Scientific Industries Inc.[a]	444,300	2,630,256
ePlus Inc.[a]	43,260	4,983,552
FARO Technologies Inc.[a,b]	107,253	3,861,108
Insight Enterprises Inc.[a]	485,518	19,634,348
Methode Electronics Inc.	228,949	9,467,041
MTS Systems Corp.	227,377	12,892,276
OSI Systems Inc.[a,b]	246,953	18,798,062
Park Electrochemical Corp.	260,311	4,854,800
Plexus Corp.[a]	457,003	24,696,442
Rogers Corp.[a]	73,790	5,667,810
Sanmina Corp.[a]	999,631	36,636,476
ScanSource Inc.[a,b]	342,943	13,837,750

		217,674,105
ENERGY EQUIPMENT & SERVICES — 2.53%
Archrock Inc.	543,157	7,169,673
Atwood Oceanics Inc.[b]	830,754	10,907,800
Bristow Group Inc.	440,506	9,021,563
CARBO Ceramics Inc.[a]	287,162	3,003,715
Era Group Inc.[a]	266,516	4,522,777
Exterran Corp.[a]	431,198	10,305,632
Geospace Technologies Corp.[a,b]	102,148	2,079,733
Gulf Island Fabrication Inc.	183,307	2,181,353
Helix Energy Solutions Group Inc.[a]	897,754	7,918,190
Hornbeck Offshore Services Inc.[a,b]	421,282	3,041,656
Matrix Service Co.[a]	365,859	8,304,999
Newpark Resources Inc.[a,b]	1,167,628	8,757,210
Pioneer Energy Services Corp.[a]	606,094	4,151,744
SEACOR Holdings Inc.[a,b]	219,844	15,670,480
Tesco Corp.	419,148	3,457,971

Security	Shares	Value
TETRA Technologies Inc.[a,b]	1,050,363	$5,272,822
Tidewater Inc.[b]	655,526	2,235,344
Unit Corp.[a,b]	427,615	11,490,015

		119,492,677
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.08%
Acadia Realty Trust	628,498	20,539,315
Cedar Realty Trust Inc.[b]	1,031,275	6,734,226
Chesapeake Lodging Trust	822,502	21,269,902
DiamondRock Hospitality Co.[b]	1,313,866	15,148,875
Franklin Street Properties Corp.	711,050	9,215,208
GEO Group Inc. (The)	490,977	17,640,804
Government Properties Income Trust[b]	688,793	13,131,839
Kite Realty Group Trust[b]	1,143,328	26,845,341
LTC Properties Inc.[b]	184,735	8,678,850
Parkway Inc.[a]	292,151	6,500,360
Pennsylvania REIT[b]	546,462	10,360,919
PS Business Parks Inc.	94,226	10,979,213
Retail Opportunity Investments Corp.	489,892	10,351,418
Sabra Health Care REIT Inc.[b]	441,532	10,782,211
Saul Centers Inc.[b]	51,140	3,406,435
Universal Health Realty Income Trust[b]	21,996	1,442,718

		193,027,634
FOOD & STAPLES RETAILING — 0.69%
Andersons Inc. (The)	354,352	15,839,534
SUPERVALU Inc.[a,b]	3,628,222	16,943,797

		32,783,331
FOOD PRODUCTS — 1.86%
Cal-Maine Foods Inc.[b]	404,875	17,885,353
Darling Ingredients Inc.[a]	2,241,103	28,932,640
J&J Snack Foods Corp.	91,714	12,237,399
Sanderson Farms Inc.	271,914	25,625,175
Seneca Foods Corp. Class Aa	87,122	3,489,236

		88,169,803
GAS UTILITIES — 1.34%
Northwest Natural Gas Co.	390,979	23,380,544
Spire Inc.	621,610	40,124,926

		63,505,470

594

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2016

Security	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES — 2.18%
Abaxis Inc.	129,530	$6,835,298
Analogic Corp.	95,097	7,888,296
AngioDynamics Inc.[a,b]	431,279	7,275,677
Anika Therapeutics Inc.[a,b]	63,813	3,124,284
CONMED Corp.	337,158	14,892,269
Haemonetics Corp.[a,b]	344,634	13,854,287
Inogen Inc.[a,b]	83,240	5,591,231
Integer Holdings Corp.[a,b]	378,153	11,136,606
Integra LifeSciences Holdings Corp.[a]	146,598	12,576,642
Invacare Corp.	440,992	5,754,946
Meridian Bioscience Inc.[b]	305,423	5,405,987
Natus Medical Inc.[a]	254,658	8,862,098

		103,197,621
HEALTH CARE PROVIDERS & SERVICES — 3.84%
Aceto Corp.	413,920	9,093,822
Adeptus Health Inc. Class Aa,b	222,814	1,702,299
Air Methods Corp.[a,b]	450,889	14,360,815
Almost Family Inc.[a]	123,215	5,433,781
Amedisys Inc.[a,b]	379,935	16,196,629
Chemed Corp.	103,977	16,678,951
Community Health Systems Inc.[a,b]	1,568,512	8,767,982
CorVel Corp.[a,b]	81,339	2,977,007
Diplomat Pharmacy Inc.[a,b]	593,167	7,473,904
Ensign Group Inc. (The)	315,326	7,003,390
HealthEquity Inc.[a]	260,703	10,563,686
Healthways Inc.[a,b]	227,643	5,178,878
Kindred Healthcare Inc.	1,174,698	9,221,379
LHC Group Inc.[a]	205,306	9,382,484
Magellan Health Inc.[a]	164,543	12,381,861
PharMerica Corp.[a,b]	419,105	10,540,491
Providence Service Corp. (The)[a]	166,717	6,343,582
Quorum Health Corp.[a]	409,721	2,978,672
Select Medical Holdings Corp.[a]	1,461,575	19,365,869
Surgical Care Affiliates Inc.[a,b]	130,810	6,052,579

		181,698,061
HEALTH CARE TECHNOLOGY — 0.25%
Computer Programs & Systems Inc.[b]	145,797	3,440,809
Quality Systems Inc.	628,832	8,269,141

		11,709,950

Security	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.34%
Biglari Holdings Inc.[a]	5,855	$2,770,586
BJ’s Restaurants Inc.[a,b]	262,832	10,329,298
Bob Evans Farms Inc./DE	129,836	6,908,574
Boyd Gaming Corp.[a,b]	1,119,684	22,584,026
DineEquity Inc.	117,298	9,031,946
El Pollo Loco Holdings Inc.[a,b]	125,413	1,542,580
Fiesta Restaurant Group Inc.[a,b]	368,446	10,998,113
ILG Inc.	635,956	11,555,320
Marriott Vacations Worldwide Corp.	96,083	8,152,642
Monarch Casino & Resort Inc.[a]	149,225	3,847,020
Red Robin Gourmet Burgers Inc.[a,b]	177,179	9,992,896
Ruby Tuesday Inc.[a,b]	820,942	2,651,643
Ruth’s Hospitality Group Inc.	210,296	3,848,417
Sonic Corp.	247,264	6,554,969

		110,768,030
HOUSEHOLD DURABLES — 1.81%
Cavco Industries Inc.[a]	115,260	11,508,711
Ethan Allen Interiors Inc.	159,358	5,872,342
La-Z-Boy Inc.	667,159	20,715,287
M/I Homes Inc.[a,b]	337,600	8,500,768
MDC Holdings Inc.	560,794	14,389,974
Meritage Homes Corp.[a,b]	513,029	17,853,409
WCI Communities Inc.[a,b]	299,161	7,015,326

		85,855,817
HOUSEHOLD PRODUCTS — 0.18%
WD-40 Co.	72,273	8,448,714

		8,448,714
INDUSTRIAL CONGLOMERATES — 0.11%
Raven Industries Inc.	207,836	5,237,467

		5,237,467
INSURANCE — 5.32%
American Equity Investment Life Holding Co.	1,027,443	23,158,565
AMERISAFE Inc.	110,847	6,911,311
eHealth Inc.[a,b]	227,270	2,420,426
Employers Holdings Inc.	418,585	16,575,966
HCI Group Inc.	98,692	3,896,360
Horace Mann Educators Corp.	548,269	23,465,913
Infinity Property & Casualty Corp.	150,517	13,230,444

595

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2016

Security	Shares	Value
Maiden Holdings Ltd.	993,132	$17,330,153
Navigators Group Inc. (The)	150,877	17,765,767
ProAssurance Corp.	726,040	40,803,448
RLI Corp.	260,437	16,441,388
Safety Insurance Group Inc.	173,257	12,769,041
Selective Insurance Group Inc.	620,838	26,727,076
Stewart Information Services Corp.	304,449	14,029,010
United Fire Group Inc.	252,896	12,434,896
United Insurance Holdings Corp.	241,060	3,649,648

		251,609,412
INTERNET & DIRECT MARKETING RETAIL — 0.23%
Blue Nile Inc.	68,984	2,802,820
FTD Companies Inc.[a,b]	234,702	5,595,295
PetMed Express Inc.	97,826	2,256,846

		10,654,961
INTERNET SOFTWARE & SERVICES — 0.46%
Blucora Inc.[a]	529,620	7,811,895
DHI Group Inc.[a]	427,019	2,668,869
Liquidity Services Inc.[a]	332,823	3,245,024
LivePerson Inc.[a]	407,304	3,075,145
QuinStreet Inc.[a]	494,737	1,860,211
XO Group Inc.[a]	169,605	3,298,818

		21,959,962
IT SERVICES — 2.39%
CACI International Inc. Class Aa	332,410	41,318,563
CIBER Inc.[a,b]	1,144,076	722,827
CSG Systems International Inc.	165,391	8,004,924
ExlService Holdings Inc.[a]	162,229	8,182,831
ManTech International Corp./VA Class A	345,722	14,606,755
Perficient Inc.[a,b]	496,809	8,689,189
Sykes Enterprises Inc.[a]	537,301	15,506,507
TeleTech Holdings Inc.	216,273	6,596,327
Virtusa Corp.[a,b]	379,592	9,535,351

		113,163,274
LEISURE PRODUCTS — 0.53%
Arctic Cat Inc.	183,289	2,753,001
Callaway Golf Co.	566,706	6,211,097
Nautilus Inc.[a,b]	140,056	2,591,036
Sturm Ruger & Co. Inc.	260,994	13,754,384

		25,309,518

Security	Shares	Value
LIFE SCIENCES TOOLS & SERVICES — 0.28%
Albany Molecular Research Inc.[a]	305,234	$5,726,190
Cambrex Corp.[a]	137,373	7,411,273

		13,137,463
MACHINERY — 5.43%
Actuant Corp. Class A	417,433	10,832,386
Alamo Group Inc.	50,162	3,817,328
Albany International Corp. Class A	154,247	7,141,636
Barnes Group Inc.	300,272	14,238,898
Briggs & Stratton Corp.	582,852	12,974,286
Chart Industries Inc.[a]	211,405	7,614,808
CIRCOR International Inc.	110,151	7,146,597
EnPro Industries Inc.	144,560	9,737,562
Federal Signal Corp.	824,538	12,871,038
Franklin Electric Co. Inc.	249,130	9,691,157
Greenbrier Companies Inc. (The)	386,820	16,072,371
Harsco Corp.	576,009	7,833,722
Hillenbrand Inc.	421,310	16,157,239
Lindsay Corp.	71,281	5,318,275
Mueller Industries Inc.	781,219	31,217,511
SPX Corp.[a]	570,300	13,527,516
SPX FLOW Inc.[a]	571,299	18,315,846
Standex International Corp.	173,499	15,241,887
Tennant Co.	86,861	6,184,503
Titan International Inc.	599,217	6,717,223
Wabash National Corp.[a,b]	844,629	13,362,031
Watts Water Technologies Inc. Class A	167,095	10,894,594

		256,908,414
MARINE — 0.44%
Matson Inc.	584,155	20,673,245

		20,673,245
MEDIA — 1.26%
EW Scripps Co. (The) Class Aa,b	773,016	14,942,399
Gannett Co. Inc.	1,590,047	15,439,357
New Media Investment Group Inc.	721,193	11,531,876
Scholastic Corp.[b]	368,722	17,510,608

		59,424,240

596

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2016

Security	Shares	Value
METALS & MINING — 1.96%
AK Steel Holding Corp.[a,b]	1,878,038	$19,174,768
Century Aluminum Co.[a,b]	679,254	5,814,414
Gerber Scientific Inc. Escrow[a]	177,368	1,774
Haynes International Inc.	172,396	7,411,304
Kaiser Aluminum Corp.	244,215	18,973,063
Materion Corp.	274,834	10,883,426
Olympic Steel Inc.	123,894	3,001,952
Stillwater Mining Co.[a,b]	569,250	9,170,618
SunCoke Energy Inc.	885,269	10,038,950
TimkenSteel Corp.[a]	536,777	8,309,308

		92,779,577
MORTGAGE REAL ESTATE INVESTMENT — 0.28%
Capstead Mortgage Corp.	1,306,907	13,317,382

		13,317,382
MULTI-UTILITIES — 0.74%
Avista Corp.	873,868	34,945,981

		34,945,981
MULTILINE RETAIL — 0.26%
Fred’s Inc. Class Ab	480,473	8,917,579
Tuesday Morning Corp.[a,b]	614,879	3,320,347

		12,237,926
OIL, GAS & CONSUMABLE FUELS — 1.70%
Bill Barrett Corp.[a,b]	535,573	3,743,655
Carrizo Oil & Gas Inc.[a,b]	392,355	14,654,459
Cloud Peak Energy Inc.[a,b]	841,056	4,718,324
Contango Oil & Gas Co.[a]	206,799	1,931,503
Green Plains Inc.	486,562	13,550,752
Northern Oil and Gas Inc.[a,b]	384,603	1,057,658
PDC Energy Inc.[a,b]	327,958	23,803,191
REX American Resources Corp.[a,b]	35,637	3,519,154
Synergy Resources Corp.[a,b]	1,489,858	13,274,635

		80,253,331
PAPER & FOREST PRODUCTS — 2.07%
Boise Cascade Co.[a]	527,601	11,871,023
Clearwater Paper Corp.[a]	228,031	14,947,432
Deltic Timber Corp.	59,361	4,574,952
KapStone Paper and Packaging Corp.	1,199,001	26,437,972
Neenah Paper Inc.	80,227	6,835,340
PH Glatfelter Co.	593,838	14,186,790
Schweitzer-Mauduit International Inc.	416,384	18,957,964

		97,811,473

Security	Shares	Value
PERSONAL PRODUCTS — 0.14%
Inter Parfums Inc.	121,752	$3,987,378
Medifast Inc.	67,416	2,806,528

		6,793,906
PHARMACEUTICALS — 1.44%
Amphastar Pharmaceuticals Inc.[a]	160,719	2,960,444
Depomed Inc.[a,b]	370,816	7,471,943
Impax Laboratories Inc.[a]	1,016,449	13,467,949
Lannett Co. Inc.[a,b]	403,816	8,904,143
Medicines Co. (The)[a,b]	590,282	20,034,171
Nektar Therapeutics[a]	883,582	10,841,551
Phibro Animal Health Corp. Series A	144,473	4,233,059

		67,913,260
PROFESSIONAL SERVICES — 1.78%
CDI Corp.	205,729	1,522,395
Exponent Inc.	120,455	7,263,436
Heidrick & Struggles International Inc.	254,314	6,141,683
Kelly Services Inc. Class A	403,186	9,241,023
Korn/Ferry International	789,541	23,236,192
On Assignment Inc.[a]	331,541	14,640,851
Resources Connection Inc.	404,034	7,777,654
TrueBlue Inc.[a]	584,337	14,403,907

		84,227,141
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.49%
Forestar Group Inc.[a]	369,670	4,916,611
HFF Inc. Class A	160,802	4,864,261
RE/MAX Holdings Inc. Class A	240,619	13,474,664

		23,255,536
ROAD & RAIL — 0.65%
ArcBest Corp.	328,567	9,084,877
Celadon Group Inc.	402,731	2,879,527
Heartland Express Inc.[b]	219,298	4,464,907
Marten Transport Ltd.	158,243	3,687,062
Roadrunner Transportation Systems Inc.[a]	414,516	4,306,821
Saia Inc.[a,b]	145,505	6,424,046

		30,847,240

597

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2016

Security	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.35%
Brooks Automation Inc.	467,419	$7,978,842
Cohu Inc.	339,980	4,725,722
Diodes Inc.[a,b]	525,989	13,502,138
DSP Group Inc.[a]	295,915	3,861,691
Exar Corp.[a]	217,958	2,349,587
Kopin Corp.[a]	504,494	1,432,763
Kulicke & Soffa Industries Inc.[a]	465,623	7,426,687
Semtech Corp.[a]	335,078	10,571,711
Ultratech Inc.[a]	158,564	3,802,365
Veeco Instruments Inc.[a,b]	277,874	8,100,027

		63,751,533
SOFTWARE — 0.64%
Bottomline Technologies de Inc.[a,b]	245,102	6,132,452
MicroStrategy Inc. Class Aa	58,935	11,633,769
Monotype Imaging Holdings Inc.	336,110	6,671,784
Tangoe Inc.[a,b]	317,271	2,500,095
VASCO Data Security International Inc.[a,b]	240,223	3,279,044

		30,217,144
SPECIALTY RETAIL — 6.14%
Abercrombie & Fitch Co. Class A	932,413	11,188,956
Asbury Automotive Group Inc.[a]	268,908	16,591,624
Ascena Retail Group Inc.[a,b]	2,310,516	14,302,094
Barnes & Noble Education Inc.[a,b]	525,646	6,029,160
Barnes & Noble Inc.	761,798	8,494,048
Big 5 Sporting Goods Corp.	242,768	4,212,025
Buckle Inc. (The)	381,848	8,706,134
Caleres Inc.	591,739	19,420,874
Cato Corp. (The) Class A	345,936	10,405,755
Express Inc.[a,b]	1,080,273	11,623,737
Finish Line Inc. (The) Class A	558,867	10,512,288
Genesco Inc.[a,b]	281,238	17,464,880
Group 1 Automotive Inc.	271,989	21,198,823
Guess? Inc.	848,833	10,270,879
Haverty Furniture Companies Inc.	261,252	6,191,672
Hibbett Sports Inc.[a,b]	134,756	5,026,399
Kirkland’s Inc.[a]	200,082	3,103,272
Lithia Motors Inc. Class A	318,757	30,865,240

Security	Shares	Value
Lumber Liquidators Holdings Inc.[a,b]	378,382	$5,955,733
MarineMax Inc.[a]	337,825	6,536,914
Monro Muffler Brake Inc.	246,646	14,108,151
Rent-A-Center Inc./TX	733,190	8,248,387
Select Comfort Corp.[a]	269,648	6,099,438
Shoe Carnival Inc.	181,525	4,897,544
Sonic Automotive Inc. Class A	362,550	8,302,395
Stage Stores Inc.	344,503	1,505,478
Stein Mart Inc.	422,118	2,313,207
Tailored Brands Inc.	356,311	9,103,746
Vitamin Shoppe Inc.[a,b]	329,808	7,832,940

		290,511,793
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.69%
Cray Inc.[a,b]	560,788	11,608,312
Electronics For Imaging Inc.[a,b]	318,390	13,964,585
Super Micro Computer Inc.[a]	254,317	7,133,592

		32,706,489
TEXTILES, APPAREL & LUXURY GOODS — 2.02%
Crocs Inc.[a,b]	1,006,518	6,904,714
G-III Apparel Group Ltd.[a,b]	596,922	17,645,014
Iconix Brand Group Inc.[a,b]	460,898	4,304,787
Movado Group Inc.	212,628	6,113,055
Oxford Industries Inc.	109,703	6,596,441
Perry Ellis International Inc.[a]	165,439	4,121,086
Steven Madden Ltd.[a]	293,410	10,489,408
Unifi Inc.[a]	207,453	6,769,191
Vera Bradley Inc.[a,b]	266,664	3,125,302
Wolverine World Wide Inc.	1,343,260	29,484,557

		95,553,555
THRIFTS & MORTGAGE FINANCE — 1.47%
Astoria Financial Corp.	1,243,546	23,192,133
Bank Mutual Corp.	246,017	2,324,861
Dime Community Bancshares Inc.	183,381	3,685,958
HomeStreet Inc.[a]	321,691	10,165,436
Northwest Bancshares Inc.	545,954	9,843,551
Oritani Financial Corp.	254,858	4,778,587
Provident Financial Services Inc.	376,402	10,652,176
TrustCo Bank Corp. NY	563,204	4,928,035

		69,570,737

598

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2016

Security	Shares	Value
TOBACCO — 0.42%
Universal Corp./VA	311,799	$19,877,186

		19,877,186
TRADING COMPANIES & DISTRIBUTORS — 0.91%
Applied Industrial Technologies Inc.	175,529	10,426,423
DXP Enterprises Inc./TXa,b	212,937	7,397,431
Kaman Corp.	370,976	18,151,856
Veritiv Corp.[a,b]	128,812	6,923,645

		42,899,355
WATER UTILITIES — 0.25%
American States Water Co.	259,309	11,814,118

		11,814,118
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Spok Holdings Inc.	280,640	5,823,280

	.	5,823,280
TOTAL COMMON STOCKS
(Cost: $4,291,347,752)		4,714,525,342

SHORT-TERM INVESTMENTS — 5.90%

MONEY MARKET FUNDS — 5.90%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	268,685,363	268,739,100
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	10,231,384	10,231,384

		278,970,484

TOTAL SHORT-TERM INVESTMENTS
(Cost: $278,933,157)		278,970,484

TOTAL INVESTMENTS IN SECURITIES — 105.56%
(Cost: $4,570,280,909)[f]		4,993,495,826
Other Assets, Less Liabilities — (5.56)%		(263,099,591)

NET ASSETS — 100.00%		$4,730,396,235

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $4,672,630,207. Net unrealized appreciation was $320,865,619, of which $582,995,114 represented gross unrealized appreciation on securities and $262,129,495 represented gross unrealized depreciation on securities.

599

Schedule of Investments  (Unaudited) (Continued)

iSHARES® S&P SMALL-CAP 600 VALUE ETF

December 31, 2016

Schedule 1 — Futures Contracts

Futures contracts outstanding as of December 31, 2016 were as follows:

Issue	Number of long (short) contracts	Expiration date	Exchange	Initial notional value	Current notional value	Unrealized appreciation (depreciation)
Russell 2000 Mini	201	Mar. 2017	ICE Markets Equity	$13,722,399	$13,636,845	$(85,554)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,714,523,568	$—	$1,774	$4,714,525,342
Money market funds	278,970,484	—	—	278,970,484

Total	$4,993,494,052	$—	$1,774	$4,993,495,826

Derivative financial instruments:[a]
Liabilities:
Futures contracts	$(85,554)	$—	$—	$(85,554)

Total	$(85,554)	$—	$—	$(85,554)

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

600

Schedule of Investments  (Unaudited)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 95.46%
AAR Corp.	490,094	$16,197,607
Aerojet Rocketdyne Holdings Inc.[a,b]	972,712	17,460,180
Aerovironment Inc.[a,b]	459,367	12,324,817
Arconic Inc.	2,507,340	46,486,084
Astronics Corp.[a]	403,122	13,641,648
B/E Aerospace Inc.	712,617	42,892,417
Boeing Co. (The)	1,080,043	168,141,094
BWX Technologies Inc.	863,125	34,266,063
Cubic Corp.	379,943	18,218,267
Curtiss-Wright Corp.	349,372	34,364,230
DigitalGlobe Inc.[a,b]	749,656	21,477,644
Engility Holdings Inc.[a]	361,145	12,170,587
Esterline Technologies Corp.[a,b]	303,508	27,072,914
General Dynamics Corp.	705,031	121,730,652
HEICO Corp. Class A	389,303	26,433,674
HEICO Corp.	275,044	21,219,645
Hexcel Corp.	702,720	36,147,917
Huntington Ingalls Industries Inc.	274,508	50,561,629
KLX Inc.[a,b]	591,352	26,675,889
L3 Technologies Inc.	379,666	57,750,995
Lockheed Martin Corp.	542,837	135,676,680
Mercury Systems Inc.[a,b]	618,616	18,694,576
Moog Inc. Class Aa,b	366,561	24,075,726
Northrop Grumman Corp.	469,337	109,158,399
Orbital ATK Inc.	443,796	38,934,223
Raytheon Co.	780,505	110,831,710
Rockwell Collins Inc.	641,862	59,539,119
Spirit AeroSystems Holdings Inc. Class A	751,424	43,845,590
TASER International Inc.[a,b]	740,322	17,945,405
Teledyne Technologies Inc.[a,b]	283,687	34,893,501
Textron Inc.[b]	1,296,893	62,977,124
TransDigm Group Inc.	242,941	60,482,591
Triumph Group Inc.	692,778	18,358,617
United Technologies Corp.	1,478,139	162,033,597
Wesco Aircraft Holdings Inc.[a,b]	1,047,400	15,658,630

		1,718,339,441

Security	Shares	Value
INDUSTRIAL MACHINERY — 1.47%
RBC Bearings Inc.[a,b]	284,451	$26,399,897

		26,399,897
IT CONSULTING & OTHER SERVICES — 0.96%
ManTech International Corp./VA Class A	409,430	17,298,418

		17,298,418
LEISURE PRODUCTS — 2.00%
American Outdoor Brands Corp.[a]	886,898	18,695,810
Sturm Ruger & Co. Inc.[b]	327,719	17,270,791

		35,966,601

TOTAL COMMON STOCKS
(Cost: $1,697,460,430)		1,798,004,357

SHORT-TERM INVESTMENTS — 2.28%

MONEY MARKET FUNDS — 2.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	40,071,642	40,079,657
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	933,713	933,713

		41,013,370

TOTAL SHORT-TERM INVESTMENTS
(Cost: $41,009,333)		41,013,370

TOTAL INVESTMENTS IN SECURITIES — 102.17%
(Cost: $1,738,469,763)[f]		1,839,017,727
Other Assets, Less Liabilities — (2.17)%		(39,074,409)

NET ASSETS — 100.00%		$1,799,943,318

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,743,971,972. Net unrealized appreciation was $95,045,755, of which $116,805,488 represented gross unrealized appreciation on securities and $21,759,733 represented gross unrealized depreciation on securities.

601

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. AEROSPACE & DEFENSE ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,798,004,357	$—	$—	$1,798,004,357
Money market funds	41,013,370	—	—	41,013,370

Total	$1,839,017,727	$—	$—	$1,839,017,727

602

Schedule of Investments  (Unaudited)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

December 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.59%

ASSET MANAGEMENT & CUSTODY BANKS — 1.53%
Diamond Hill Investment Group Inc.	14,055	$2,956,891

		2,956,891
FINANCIAL EXCHANGES & DATA — 26.51%
CBOE Holdings Inc.	97,474	7,202,354
CME Group Inc.	131,424	15,159,758
Intercontinental Exchange Inc.	252,583	14,250,733
MarketAxess Holdings Inc.	44,723	6,570,703
Nasdaq Inc.	118,611	7,961,170

		51,144,718
INVESTMENT BANKING & BROKERAGE — 71.55%
BGC Partners Inc. Class A	483,030	4,941,397
Charles Schwab Corp. (The)	428,279	16,904,172
Cowen Group Inc. Class Aa,b	155,407	2,408,809
E*TRADE Financial Corp.[a]	248,565	8,612,777
Evercore Partners Inc. Class A	74,772	5,136,836
Goldman Sachs Group Inc. (The)	91,737	21,966,425
Greenhill & Co. Inc.	112,462	3,115,197
Interactive Brokers Group Inc. Class A	134,556	4,912,640
INTL. FCStone Inc.[a]	69,288	2,743,805
Investment Technology Group Inc.	75,583	1,492,008
KCG Holdings Inc. Class Aa	216,310	2,866,107
Lazard Ltd. Class A	162,580	6,680,412
LPL Financial Holdings Inc.	144,293	5,080,557
Moelis & Co. Class A	92,342	3,130,394
Morgan Stanley	439,392	18,564,312
Piper Jaffray Companies[a]	47,903	3,472,967
Raymond James Financial Inc.	117,613	8,147,053
Stifel Financial Corp.[a]	111,165	5,552,692
TD Ameritrade Holding Corp.	211,887	9,238,273

Security	Shares	Value
Virtu Financial Inc. Class A	191,387	$3,052,623

		138,019,456

TOTAL COMMON STOCKS
(Cost: $173,599,436)		192,121,065

SHORT-TERM INVESTMENTS — 0.40%

MONEY MARKET FUNDS — 0.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	515,376	515,479
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	254,455	254,455

		769,934

TOTAL SHORT-TERM INVESTMENTS
(Cost: $769,832)		769,934

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $174,369,268)[f]		192,890,999
Other Assets, Less Liabilities — 0.01%		21,232

NET ASSETS — 100.00%		$192,912,231

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $174,890,694. Net unrealized appreciation was $18,000,305, of which $21,956,124 represented gross unrealized appreciation on securities and $3,955,819 represented gross unrealized depreciation on securities.

603

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. BROKER-DEALERS & SECURITIES EXCHANGES ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$192,121,065	$—	$—	$192,121,065
Money market funds	769,934	—	—	769,934

Total	$192,890,999	$—	$—	$192,890,999

604

Schedule of Investments  (Unaudited)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

December 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.97%

DIVERSIFIED SUPPORT SERVICES — 1.42%
Healthcare Services Group Inc.	183,101	$7,172,066

		7,172,066
HEALTH CARE DISTRIBUTORS — 0.68%
PharMerica Corp.[a]	137,320	3,453,598

		3,453,598
HEALTH CARE FACILITIES — 19.56%
Acadia Healthcare Co. Inc.[a,b]	195,394	6,467,541
Brookdale Senior Living Inc.[a,b]	524,786	6,517,842
Capital Senior Living Corp.[a,b]	155,737	2,499,579
Community Health Systems Inc.[a,b]	542,795	3,034,224
Ensign Group Inc. (The)	184,735	4,102,964
HCA Holdings Inc.[a]	313,080	23,174,182
HealthSouth Corp.	202,428	8,348,131
Kindred Healthcare Inc.	418,312	3,283,749
LifePoint Health Inc.[a,b]	112,902	6,412,834
National Healthcare Corp.	45,429	3,443,064
Select Medical Holdings Corp.[a]	378,565	5,015,986
Surgical Care Affiliates Inc.[a,b]	101,126	4,679,100
Tenet Healthcare Corp.[a]	293,331	4,353,032
U.S. Physical Therapy Inc.	53,702	3,769,880
Universal Health Services Inc. Class B	132,323	14,076,521

		99,178,629
HEALTH CARE SERVICES — 27.23%
Air Methods Corp.[a,b]	127,109	4,048,422
Amedisys Inc.[a,b]	105,451	4,495,376
CorVel Corp.[a]	62,954	2,304,116
DaVita Inc.[a]	231,816	14,882,587
Diplomat Pharmacy Inc.[a]	215,755	2,718,513
Envision Healthcare Corp.[a]	189,252	11,977,759
Express Scripts Holding Co.[a]	468,436	32,223,712
Healthways Inc.[a,b]	149,182	3,393,891
Laboratory Corp. of America Holdings[a]	135,618	17,410,639
LHC Group Inc.[a]	71,948	3,288,024
MEDNAX Inc.[a,b]	168,344	11,221,811
Premier Inc.[a,b]	166,619	5,058,553
Quest Diagnostics Inc.	187,055	17,190,355
Team Health Holdings Inc.[a]	180,194	7,829,429

		138,043,187

Security	Shares	Value
HEALTH CARE TECHNOLOGY — 2.12%
HealthStream Inc.[a,b]	121,010	$3,031,301
HMS Holdings Corp.[a]	278,345	5,054,745
Inovalon Holdings Inc.[a,b]	258,933	2,667,010

		10,753,056
LIFE SCIENCES TOOLS & SERVICES — 1.62%
PAREXEL International Corp.[a,b]	124,881	8,207,179

		8,207,179
MANAGED HEALTH CARE — 47.34%
Aetna Inc.	270,663	33,564,919
Anthem Inc.	218,202	31,370,901
Centene Corp.[a]	255,406	14,432,993
Cigna Corp.	220,583	29,423,566
HealthEquity Inc.[a]	133,096	5,393,050
Humana Inc.	136,578	27,866,009
Magellan Health Inc.[a]	73,092	5,500,173
Molina Healthcare Inc.[a,b]	118,647	6,437,786
Triple-S Management Corp. Class Ba	120,894	2,502,506
UnitedHealth Group Inc.	435,939	69,767,678
Universal American Corp.[a]	273,838	2,724,688
WellCare Health Plans Inc.[a]	80,298	11,007,250

		239,991,519

TOTAL COMMON STOCKS
(Cost: $571,144,531)		506,799,234

SHORT-TERM INVESTMENTS — 6.78%

MONEY MARKET FUNDS — 6.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	34,103,319	34,110,139
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	252,429	252,429

		34,362,568

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,357,233)		34,362,568

TOTAL INVESTMENTS IN SECURITIES — 106.75%
(Cost: $605,501,764)[f]		541,161,802
Other Assets, Less Liabilities — (6.75)%		(34,198,011)

NET ASSETS — 100.00%		$506,963,791

605

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE PROVIDERS ETF

December 31, 2016

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $613,355,004. Net unrealized depreciation was $72,193,202, of which $24,024,143 represented gross unrealized appreciation on securities and $96,217,345 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$506,799,234	$—	$—	$506,799,234
Money market funds	34,362,568	—	—	34,362,568

Total	$541,161,802	$—	$—	$541,161,802

606

Schedule of Investments  (Unaudited)

iSHARES® U.S. HOME CONSTRUCTION ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.92%

BUILDING PRODUCTS — 14.51%
American Woodmark Corp.[a]	122,064	$9,185,317
Builders FirstSource Inc.[a,b]	799,658	8,772,248
Fortune Brands Home & Security Inc.	348,073	18,607,983
Lennox International Inc.	109,795	16,817,300
Masco Corp.	646,671	20,447,737
Masonite International Corp.[a,b]	178,835	11,767,343
Owens Corning	317,384	16,364,319
PGT Innovations Inc.[a,b]	664,076	7,603,670
Quanex Building Products Corp.	395,287	8,024,326
Simpson Manufacturing Co. Inc.	246,735	10,794,656
Trex Co. Inc.[a,b]	175,257	11,286,551
Universal Forest Products Inc.	114,300	11,679,174
USG Corp.[a,b]	433,651	12,523,841

		163,874,465
CONSTRUCTION MATERIALS — 1.37%
Eagle Materials Inc.	157,312	15,499,951

		15,499,951
FOREST PRODUCTS — 1.10%
Louisiana-Pacific Corp.[a]	654,348	12,386,808

		12,386,808
HOME FURNISHINGS — 4.31%
Ethan Allen Interiors Inc.[b]	250,391	9,226,908
Leggett & Platt Inc.	357,247	17,462,233
Mohawk Industries Inc.[a]	110,402	22,045,072

		48,734,213
HOME IMPROVEMENT RETAIL — 9.16%
Home Depot Inc. (The)	396,543	53,168,485
Lowe’s Companies Inc.	508,480	36,163,098
Lumber Liquidators Holdings Inc.[a,b]	407,380	6,412,161
Tile Shop Holdings Inc.[a,b]	398,588	7,792,395

		103,536,139
HOMEBUILDING — 64.71%
Beazer Homes USA Inc.[a,b]	569,026	7,568,046
CalAtlantic Group Inc.[b]	1,157,218	39,356,984
Cavco Industries Inc.[a]	141,434	14,122,185
DR Horton Inc.	5,025,503	137,346,997
Hovnanian Enterprises Inc. Class Aa,b	2,143,071	5,850,584
Installed Building Products Inc.[a,b]	332,306	13,724,238

Security	Shares	Value
KB Home	1,358,713	$21,481,252
Lennar Corp. Class A	2,925,467	125,590,298
Lennar Corp. Class B	170,397	5,878,696
LGI Homes Inc.[a,b]	291,144	8,364,567
M/I Homes Inc.[a,b]	418,698	10,542,816
MDC Holdings Inc.	680,093	17,451,198
Meritage Homes Corp.[a,b]	613,507	21,350,044
NVR Inc.[a]	53,609	89,473,421
PulteGroup Inc.	4,526,412	83,195,452
Taylor Morrison Home Corp. Class Aa	516,253	9,943,033
Toll Brothers Inc.[a,b]	2,288,277	70,936,587
TopBuild Corp.[a,b]	619,406	22,050,854
TRI Pointe Group Inc.[a,b]	2,344,125	26,910,555

		731,137,807
SPECIALTY CHEMICALS — 2.35%
Sherwin-Williams Co. (The)	98,586	26,494,002

		26,494,002
TRADING COMPANIES & DISTRIBUTORS — 2.41%
Beacon Roofing Supply Inc.[a,b]	283,861	13,077,476
Watsco Inc.	95,445	14,137,314

		27,214,790
TOTAL COMMON STOCKS
(Cost: $1,261,397,849)		1,128,878,175

SHORT-TERM INVESTMENTS — 4.75%
MONEY MARKET FUNDS — 4.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	52,976,724	52,987,319
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	656,268	656,268

		53,643,587

TOTAL SHORT-TERM INVESTMENTS
(Cost: $53,632,992)		53,643,587

TOTAL INVESTMENTS IN SECURITIES — 104.67%
(Cost: $1,315,030,841)[f]		1,182,521,762
Other Assets, Less Liabilities — (4.67)%		(52,736,654)

NET ASSETS — 100.00%		$1,129,785,108

607

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. HOME CONSTRUCTION ETF

December 31, 2016

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,327,725,504. Net unrealized depreciation was $145,203,742, of which $16,985,491 represented gross unrealized appreciation on securities and $162,189,233 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$1,128,878,175	$—	$—	$1,128,878,175
Money market funds	53,643,587	—	—	53,643,587

Total	$1,182,521,762	$—	$—	$1,182,521,762

608

Schedule of Investments  (Unaudited)

iSHARES® U.S. INSURANCE ETF

December 31, 2016

Security	Shares	Value

COMMON STOCKS — 99.85%

INSURANCE BROKERS — 2.45%
Arthur J Gallagher & Co.	45,767	$2,378,053
Brown & Brown Inc.	29,823	1,337,860

		3,715,913
LIFE & HEALTH INSURANCE — 32.42%
Aflac Inc.	104,218	7,253,573
American Equity Investment Life Holding Co.	18,729	422,152
CNO Financial Group Inc.	39,937	764,794
FBL Financial Group Inc. Class A	2,855	223,118
Genworth Financial Inc. Class Aa	106,540	405,917
Lincoln National Corp.	58,541	3,879,512
MetLife Inc.	280,174	15,098,577
National Western Life Group Inc.	659	204,817
Primerica Inc.	10,540	728,841
Principal Financial Group Inc.	68,514	3,964,220
Prudential Financial Inc.	109,664	11,411,636
Torchmark Corp.	28,421	2,096,333
Unum Group	59,644	2,620,161

		49,073,651
MULTI-LINE INSURANCE — 19.12%
American Financial Group Inc./OH	18,852	1,661,238
American International Group Inc.	248,702	16,242,728
American National Insurance Co.	2,255	280,995
Assurant Inc.	14,780	1,372,471
Hartford Financial Services Group Inc. (The)	96,651	4,605,420
Horace Mann Educators Corp.	10,815	462,882
Kemper Corp.	12,942	573,331
Loews Corp.	70,854	3,318,093
National General Holdings Corp.	16,705	417,458

		28,934,616
OTHER DIVERSIFIED FINANCIAL SERVICES — 1.30%
Voya Financial Inc.	50,160	1,967,275

		1,967,275
PROPERTY & CASUALTY INSURANCE — 43.37%
Allied World Assurance Co. Holdings AG	22,615	1,214,652
Allstate Corp. (The)	94,052	6,971,134
Ambac Financial Group Inc.[a]	10,271	231,097

Security	Shares	Value
AMERISAFE Inc.	5,102	$318,110
AmTrust Financial Services Inc.	28,232	772,992
Arch Capital Group Ltd.[a]	31,514	2,719,343
Argo Group International Holdings Ltd.	8,008	527,727
Assured Guaranty Ltd.	33,834	1,277,910
Axis Capital Holdings Ltd.	22,894	1,494,291
Chubb Ltd.	118,614	15,671,282
Cincinnati Financial Corp.	38,483	2,915,087
CNA Financial Corp.	7,483	310,544
Employers Holdings Inc.	8,814	349,034
Erie Indemnity Co. Class A	4,926	553,929
First American Financial Corp.	28,204	1,033,113
Hanover Insurance Group Inc. (The)	11,105	1,010,666
Infinity Property & Casualty Corp.	3,100	272,490
James River Group Holdings Ltd.	4,994	207,501
Markel Corp.[a]	3,589	3,246,250
MBIA Inc.[a]	35,103	375,602
Mercury General Corp.	7,527	453,201
Navigators Group Inc. (The)	2,937	345,832
Old Republic International Corp.	62,633	1,190,027
OneBeacon Insurance Group Ltd. Class A	7,350	117,968
ProAssurance Corp.	13,705	770,221
Progressive Corp. (The)	148,386	5,267,703
RLI Corp.	10,125	639,191
Safety Insurance Group Inc.	3,277	241,515
Selective Insurance Group Inc.	11,734	505,149
Travelers Companies Inc. (The)	72,497	8,875,083
United Fire Group Inc.	5,191	255,241
Universal Insurance Holdings Inc.	9,189	260,968
White Mountains Insurance Group Ltd.	1,192	996,572
WR Berkley Corp.	25,087	1,668,536
XL Group Ltd.	69,140	2,576,156

		65,636,117
REINSURANCE — 1.19%
Alleghany Corp.[a]	2,956	1,797,603

		1,797,603

TOTAL COMMON STOCKS
(Cost: $133,279,220)		151,125,175

609

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

December 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[b,c]	415,241	$415,241

		415,241

TOTAL SHORT-TERM INVESTMENTS
(Cost: $415,241)		415,241

TOTAL INVESTMENTS IN SECURITIES — 100.12%
(Cost: $133,694,461)[d]		151,540,416
Other Assets, Less Liabilities — (0.12)%		(184,405)

NET ASSETS — 100.00%		$151,356,011

[a]	Non-income earning security.
[b]	Affiliated money market fund.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	The cost of investments for federal income tax purposes was $134,600,407. Net unrealized appreciation was $16,940,009, of which $18,413,300 represented gross unrealized appreciation on securities and $1,473,291 represented gross unrealized depreciation on securities.

610

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. INSURANCE ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$151,125,175	$—	$—	$151,125,175
Money market funds	415,241	—	—	415,241

Total	$151,540,416	$—	$—	$151,540,416

611

Schedule of Investments  (Unaudited)

iSHARES® U.S. MEDICAL DEVICES ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.82%
HEALTH CARE EQUIPMENT — 87.08%
Abbott Laboratories	1,894,643	$72,773,238
ABIOMED Inc.[a]	92,012	10,367,912
Accuray Inc.[a,b]	327,197	1,505,106
Analogic Corp.	40,264	3,339,899
AtriCure Inc.[a]	114,070	2,232,350
Baxter International Inc.	786,384	34,868,266
Becton Dickinson and Co.	305,596	50,591,418
Boston Scientific Corp.[a]	2,059,544	44,547,937
Cantel Medical Corp.	91,534	7,208,302
Cardiovascular Systems Inc.[a]	113,554	2,749,142
CR Bard Inc.	127,427	28,627,750
CryoLife Inc.	102,901	1,970,554
Cynosure Inc. Class Aa,b	76,853	3,504,497
Danaher Corp.	818,290	63,695,694
DexCom Inc.[a,b]	187,342	11,184,317
Edwards Lifesciences Corp.[a,b]	358,622	33,602,881
GenMark Diagnostics Inc.[a,b]	175,708	2,150,666
Globus Medical Inc. Class Aa,b	207,403	5,145,668
Hill-Rom Holdings Inc.	148,099	8,314,278
Hologic Inc.[a]	523,602	21,006,912
IDEXX Laboratories Inc.[a]	169,713	19,902,243
Inogen Inc.[a]	51,667	3,470,472
Insulet Corp.[a,b]	157,945	5,951,368
Integra LifeSciences Holdings Corp.[a,b]	80,286	6,887,736
Intuitive Surgical Inc.[a]	60,761	38,532,803
Invacare Corp.	128,862	1,681,649
K2M Group Holdings Inc.[a,b]	113,965	2,283,859
Masimo Corp.[a]	113,647	7,659,808
Medtronic PLC	1,553,455	110,652,600
Natus Medical Inc.[a]	101,778	3,541,874
Nevro Corp.[a,b]	64,315	4,673,128
NuVasive Inc.[a]	124,038	8,355,200
NxStage Medical Inc.[a,b]	177,375	4,648,999
Penumbra Inc.[a,b]	73,849	4,711,566
ResMed Inc.	280,576	17,409,741
St. Jude Medical Inc.	453,452	36,362,316
STERIS PLC	185,863	12,525,308
Stryker Corp.	445,839	53,415,971
Teleflex Inc.	92,305	14,874,951
Varian Medical Systems Inc.[a]	186,318	16,727,630

Security	Shares	Value
Wright Medical Group NVa,b	273,556	$6,286,317
Zeltiq Aesthetics Inc.[a,b]	105,402	4,587,095
Zimmer Biomet Holdings Inc.	324,150	33,452,280

		827,981,701
HEALTH CARE SERVICES — 0.24%
BioTelemetry Inc.[a,b]	103,927	2,322,768

		2,322,768
HEALTH CARE SUPPLIES — 0.80%
Atrion Corp.	5,001	2,536,507
OraSure Technologies Inc.[a,b]	214,610	1,884,276
Vascular Solutions Inc.[a]	57,340	3,216,774

		7,637,557
HEALTH CARE TECHNOLOGY — 0.41%
Omnicell Inc.[a,b]	114,414	3,878,635

		3,878,635
LIFE SCIENCES TOOLS & SERVICES — 11.29%
Bio-Rad Laboratories Inc. Class Aa	50,129	9,137,514
Bruker Corp.	284,651	6,028,908
Thermo Fisher Scientific Inc.	509,626	71,908,229
Waters Corp.[a,b]	151,131	20,310,495

		107,385,146

TOTAL COMMON STOCKS
(Cost: $961,402,040)		949,205,807

SHORT-TERM INVESTMENTS — 4.31%

MONEY MARKET FUNDS — 4.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	40,171,461	40,179,495
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	757,408	757,408

		40,936,903

TOTAL SHORT-TERM INVESTMENTS
(Cost: $40,929,758)		40,936,903

TOTAL INVESTMENTS IN SECURITIES — 104.13%
(Cost: $1,002,331,798)[f]		990,142,710
Other Assets, Less Liabilities — (4.13)%		(39,274,136)

NET ASSETS — 100.00%		$950,868,574

612

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. MEDICAL DEVICES ETF

December 31, 2016

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $1,006,172,609. Net unrealized depreciation was $16,029,899, of which $31,220,760 represented gross unrealized appreciation on securities and $47,250,659 represented gross unrealized depreciation on securities.

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$949,205,807	$—	$—	$949,205,807
Money market funds	40,936,903	—	—	40,936,903

Total	$990,142,710	$—	$—	$990,142,710

613

Schedule of Investments  (Unaudited)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.97%

OIL & GAS EXPLORATION & PRODUCTION — 75.91%
Anadarko Petroleum Corp.	358,927	$25,027,980
Antero Resources Corp.[a]	92,741	2,193,325
Apache Corp.	243,670	15,465,735
Cabot Oil & Gas Corp.	298,720	6,978,099
California Resources Corp.[a,b]	26,777	570,082
Callon Petroleum Co.[a]	129,109	1,984,405
Carrizo Oil & Gas Inc.[a]	39,601	1,479,097
Chesapeake Energy Corp.[a]	478,702	3,360,488
Cimarex Energy Co.	60,986	8,287,997
Clayton Williams Energy Inc.[a]	4,535	540,844
Cobalt International Energy Inc.[a,b]	215,991	263,509
Concho Resources Inc.[a]	93,794	12,437,084
ConocoPhillips	795,705	39,896,649
Continental Resources Inc./OKa,b	55,320	2,851,193
Denbury Resources Inc.[a]	257,838	948,844
Devon Energy Corp.	336,257	15,356,857
Diamondback Energy Inc.[a,b]	56,879	5,748,192
Energen Corp.	62,340	3,595,148
EOG Resources Inc.	370,202	37,427,422
EQT Corp.	110,945	7,255,803
Gulfport Energy Corp.[a]	99,191	2,146,493
Hess Corp.	171,250	10,667,162
Kosmos Energy Ltd.[a,b]	102,700	719,927
Laredo Petroleum Inc.[a]	90,113	1,274,198
Marathon Oil Corp.	544,079	9,418,007
Matador Resources Co.[a,b]	59,859	1,541,968
Murphy Oil Corp.	103,952	3,236,026
Newfield Exploration Co.[a]	126,673	5,130,257
Noble Energy Inc.	275,300	10,477,918
Oasis Petroleum Inc.[a]	151,794	2,298,161
Parsley Energy Inc. Class Aa,b	99,187	3,495,350
PDC Energy Inc.[a,b]	35,791	2,597,711
Pioneer Natural Resources Co.	108,995	19,626,730
QEP Resources Inc.	153,846	2,832,305
Range Resources Corp.	120,625	4,144,675
Rice Energy Inc.[a]	99,299	2,120,034
RSP Permian Inc.[a]	58,955	2,630,572
SM Energy Co.	61,888	2,133,898
Southwestern Energy Co.[a]	315,180	3,410,248
Synergy Resources Corp.[a]	129,772	1,156,269
Whiting Petroleum Corp.[a,b]	182,606	2,194,924
WPX Energy Inc.[a]	221,214	3,223,088

		288,144,674

Security	Shares	Value
OIL & GAS REFINING & MARKETING — 20.70%
Delek U.S. Holdings Inc.	35,645	$857,975
HollyFrontier Corp.	112,903	3,698,702
Marathon Petroleum Corp.	338,963	17,066,787
PBF Energy Inc.	69,983	1,951,126
Phillips 66	284,317	24,567,832
Tesoro Corp.	75,059	6,563,910
Valero Energy Corp.	290,702	19,860,761
Western Refining Inc.	50,833	1,924,029
World Fuel Services Corp.	45,251	2,077,473

		78,568,595
OIL & GAS STORAGE & TRANSPORTATION — 3.36%
Cheniere Energy Inc.[a,b]	150,908	6,252,118
Targa Resources Corp.	116,127	6,511,241

		12,763,359

TOTAL COMMON STOCKS
(Cost: $465,910,136)		379,476,628

SHORT-TERM INVESTMENTS — 3.11%
MONEY MARKET FUNDS — 3.11%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	11,568,974	11,571,288
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	256,890	256,890

		11,828,178

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,826,969)		11,828,178

TOTAL INVESTMENTS IN SECURITIES — 103.08%
(Cost: $477,737,105)[f]		391,304,806
Other Assets, Less Liabilities — (3.08)%		(11,705,450)

NET ASSETS — 100.00%		$379,599,356

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $514,269,812. Net unrealized depreciation was $122,965,006, of which $16,978,302 represented gross unrealized appreciation on securities and $139,943,308 represented gross unrealized depreciation on securities.

614

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. OIL & GAS EXPLORATION & PRODUCTION ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$379,476,628	$—	$—	$379,476,628
Money market funds	11,828,178	—	—	11,828,178

Total	$391,304,806	$—	$—	$391,304,806

615

Schedule of Investments  (Unaudited)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.86%

INDUSTRIAL MACHINERY — 1.08%
Chart Industries Inc.[a]	78,152	$2,815,035

		2,815,035
OIL & GAS DRILLING — 20.55%
Atwood Oceanics Inc.[b]	189,751	2,491,431
Diamond Offshore Drilling Inc.	164,183	2,906,039
Ensco PLC Class A	546,227	5,309,327
Helmerich & Payne Inc.	129,918	10,055,653
Nabors Industries Ltd.	430,350	7,057,740
Noble Corp. PLC	558,289	3,305,071
Patterson-UTI Energy Inc.	234,308	6,307,571
Rowan Companies PLC Class A	248,817	4,700,153
Transocean Ltd.[a,b]	551,476	8,128,756
Unit Corp.[a,b]	127,769	3,433,153

		53,694,894
OIL & GAS EQUIPMENT & SERVICES — 78.23%
Archrock Inc.	193,831	2,558,569
Baker Hughes Inc.	326,488	21,211,925
Bristow Group Inc.	106,249	2,175,980
Core Laboratories NV	65,112	7,816,044
Dril-Quip Inc.[a,b]	75,029	4,505,491
Exterran Corp.[a]	97,102	2,320,738
Fairmount Santrol Holdings Inc.[a,b]	364,566	4,298,233
FMC Technologies Inc.[a]	279,062	9,915,073
Forum Energy Technologies Inc.[a]	164,524	3,619,528
Frank’s International NVb	161,953	1,993,641
Halliburton Co.	551,221	29,815,544
Helix Energy Solutions Group Inc.[a]	282,204	2,489,039
Matrix Service Co.[a]	89,551	2,032,808
McDermott International Inc.[a,b]	528,217	3,903,524
National Oilwell Varco Inc.	370,731	13,880,169
Newpark Resources Inc.[a,b]	271,354	2,035,155
Oceaneering International Inc.	183,470	5,175,689
Oil States International Inc.[a,b]	109,201	4,258,839
RPC Inc.	147,851	2,928,928
Schlumberger Ltd.	622,952	52,296,820

Security	Shares	Value
SEACOR Holdings Inc.[a,b]	43,102	$3,072,311
Superior Energy Services Inc.	282,423	4,767,300
Tesco Corp.[b]	180,679	1,490,602
TETRA Technologies Inc.[a,b]	402,607	2,021,087
U.S. Silica Holdings Inc.	116,207	6,586,613
Weatherford International PLC[a,b]	1,435,650	7,163,894

		204,333,544

TOTAL COMMON STOCKS (Cost: $334,120,019)		260,843,473

SHORT-TERM INVESTMENTS — 9.16%
MONEY MARKET FUNDS — 9.16%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	23,775,908	23,780,663
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	132,722	132,722

		23,913,385

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,911,017)		23,913,385

TOTAL INVESTMENTS IN SECURITIES — 109.02%
(Cost: $358,031,036)[f]		284,756,858
Other Assets, Less Liabilities — (9.02)%		(23,549,914)

NET ASSETS — 100.00%		$261,206,944

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $374,317,132. Net unrealized depreciation was $89,560,274, of which $16,004,102 represented gross unrealized appreciation on securities and $105,564,376 represented gross unrealized depreciation on securities.

616

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. OIL EQUIPMENT & SERVICES ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$260,843,473	$—	$—	$260,843,473
Money market funds	23,913,385	—	—	23,913,385

Total	$284,756,858	$—	$—	$284,756,858

617

Schedule of Investments  (Unaudited)

iSHARES® U.S. PHARMACEUTICALS ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.91%

BIOTECHNOLOGY — 11.80%
AMAG Pharmaceuticals Inc.[a,b]	264,279	$9,196,909
Amicus Therapeutics Inc.[a,b]	1,344,498	6,682,155
ARIAD Pharmaceuticals Inc.[a,b]	913,218	11,360,432
Ironwood Pharmaceuticals Inc.[a,b]	724,543	11,078,263
Merrimack Pharmaceuticals Inc.[a,b]	1,337,166	5,455,637
Spectrum Pharmaceuticals Inc.[a]	1,303,167	5,773,030
Synergy Pharmaceuticals Inc.[a,b]	1,526,114	9,294,034
TESARO Inc.[a,b]	108,045	14,529,892
Vanda Pharmaceuticals Inc.[a]	474,231	7,563,984

		80,934,336
PHARMACEUTICALS — 88.11%
Aerie Pharmaceuticals Inc.[a]	235,257	8,904,478
Akorn Inc.[a,b]	545,845	11,915,796
Allergan PLC[a]	205,696	43,198,217
Amphastar Pharmaceuticals Inc.[a]	377,246	6,948,871
Bristol-Myers Squibb Co.	775,888	45,342,895
Catalent Inc.[a,b]	524,223	14,133,052
Corcept Therapeutics Inc.[a]	901,100	6,541,986
Depomed Inc.[a,b]	454,301	9,154,165
Dermira Inc.[a]	256,937	7,792,899
Eli Lilly & Co.	562,036	41,337,748
Endo International PLC[a]	826,554	13,613,344
Horizon Pharma PLC[a,b]	653,440	10,572,659
Impax Laboratories Inc.[a]	638,801	8,464,113
Innoviva Inc.[a,b]	742,664	7,946,505
Intra-Cellular Therapies Inc.[a,b]	420,276	6,341,965
Jazz Pharmaceuticals PLC[a,b]	159,492	17,389,413
Johnson & Johnson	591,244	68,117,221
Lannett Co. Inc.[a,b]	314,590	6,936,710
Mallinckrodt PLC[a,b]	301,057	14,998,660
Medicines Co. (The)[a,b]	341,093	11,576,696
Merck & Co. Inc.	880,682	51,845,749
Mylan NVa	659,177	25,147,603
Pacira Pharmaceuticals Inc./DEa,b	278,273	8,988,218
Perrigo Co. PLC	245,210	20,408,828

Security	Shares	Value
Pfizer Inc.	1,779,444	$57,796,341
Phibro Animal Health Corp. Series A	240,573	7,048,789
Prestige Brands Holdings Inc.[a]	249,236	12,985,196
Revance Therapeutics Inc.[a,b]	340,182	7,041,767
SciClone Pharmaceuticals Inc.[a]	644,402	6,959,542
TherapeuticsMD Inc.[a,b]	1,294,709	7,470,471
Theravance Biopharma Inc.[a,b]	299,057	9,533,937
Zoetis Inc.	524,781	28,091,527

		604,545,361

TOTAL COMMON STOCKS
(Cost: $775,546,635)		685,479,697

SHORT-TERM INVESTMENTS — 15.75%
MONEY MARKET FUNDS — 15.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	107,734,152	107,755,699
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	328,215	328,215

		108,083,914

TOTAL SHORT-TERM INVESTMENTS
(Cost: $108,067,289)		108,083,914

TOTAL INVESTMENTS IN SECURITIES — 115.66%
(Cost: $883,613,924)[f]		793,563,611
Other Assets, Less Liabilities — (15.66)%		(107,471,916)

NET ASSETS — 100.00%		$686,091,695

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $899,645,543. Net unrealized depreciation was $106,081,932, of which $38,407,589 represented gross unrealized appreciation on securities and $144,489,521 represented gross unrealized depreciation on securities.

618

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PHARMACEUTICALS ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$685,479,697	$—	$—	$685,479,697
Money market funds	108,083,914	—	—	108,083,914

Total	$793,563,611	$—	$—	$793,563,611

619

Schedule of Investments  (Unaudited)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 0.00%

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.00%
Crown Castle International Corp.	119	$10,326

		10,326

TOTAL COMMON STOCKS (Cost: $10,061)		10,326

PREFERRED STOCKS — 98.96%

AEROSPACE & DEFENSE — 0.50%
Arconic Inc., 5.38%[a]	2,721,467	82,052,230

		82,052,230
AUTOMOBILES — 5.20%
Countrywide Capital V, 7.00%	6,222,553	158,426,199
Deutsche Bank Contingent Capital Trust II, 6.55%	3,236,502	77,578,953
Deutsche Bank Contingent Capital Trust III, 7.60%	7,959,821	198,677,132
Deutsche Bank Contingent Capital Trust V, 8.05%	5,813,026	146,953,297
GMAC Capital Trust I Series 2, 6.69%[b]	10,995,531	279,286,488

		860,922,069
BANKS — 38.82%
Associated Banc-Corp Series D, 5.38%	404,913	8,859,496
Banc of California Inc. Series D, 7.38%[c]	576,485	14,631,189
Banc of California Inc. Series E, 7.00%	513,541	12,771,765
Bank of America Corp., 6.20%	2,406,718	60,625,226
Bank of America Corp. Series 3, 6.38%	2,650,608	66,344,718
Bank of America Corp. Series 4, 4.00%[b]	899,146	21,327,743
Bank of America Corp. Series 5, 4.00%[b]	808,961	18,225,891
Bank of America Corp. Series D, 6.20%	1,289,869	32,362,813
Bank of America Corp. Series EE, 6.00%	2,129,106	53,014,739

Security	Shares	Value
Bank of America Corp. Series H, 3.00%[b]	689,565	$13,687,865
Bank of America Corp. Series I, 6.63%	670,070	16,966,172
Bank of America Corp. Series W, 6.63%	2,173,568	55,882,433
Bank of America Corp. Series Y, 6.50%	2,651,129	67,656,812
Barclays Bank PLC Series 3, 7.10%	5,684,858	144,167,999
Barclays Bank PLC Series 5, 8.13%[c]	10,795,438	275,715,487
BB&T Corp., 5.63%	1,908,877	46,366,622
BB&T Corp., 5.85%	2,775,907	68,065,240
BB&T Corp. Series E, 5.63%	5,110,606	121,376,892
BB&T Corp. Series F, 5.20%[c]	2,338,246	53,218,479
BB&T Corp. Series G, 5.20%	2,427,444	55,345,723
Citigroup Inc. Series C, 5.80%[c]	2,407,518	59,730,522
Citigroup Inc. Series J, 7.13%[b,c]	3,947,518	110,451,554
Citigroup Inc. Series K, 6.88%[b]	6,059,035	165,714,607
Citigroup Inc. Series L, 6.88%	1,639,770	42,929,179
Citigroup Inc. Series S, 6.30%[c]	3,886,954	98,339,936
Commerce Bancshares Inc./MO Series B, 6.00%[c]	635,355	16,169,785
Cullen/Frost Bankers Inc., 5.38%	906,753	22,369,597
Fifth Third Bancorp. Series I, 6.63%[b]	2,199,397	60,109,520
First Republic Bank/CA, 5.50%	813,530	18,703,055
First Republic Bank/CA, 5.70%	418,648	9,901,025
First Republic Bank/CA Series A, 6.70%	819,347	20,565,610
First Republic Bank/CA Series B, 6.20%	620,286	15,848,307
First Republic Bank/CA Series G, 5.50%	632,698	14,419,187
HSBC Holdings PLC, 8.13%	9,154,461	237,558,263
HSBC Holdings PLC Series 2, 8.00%	15,321,702	395,299,912
HSBC Holdings PLC Series A, 6.20%	5,960,575	150,206,490
Huntington Bancshares Inc./OH Series D, 6.25%	2,286,941	57,859,607

620

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2016

Security	Shares	Value
ING Groep NV, 6.13%	2,888,238	$72,234,832
ING Groep NV, 6.20%	2,067,265	51,743,643
ING Groep NV, 6.38%	4,335,956	109,005,934
ING Groep NV, 7.20%[c]	4,538,009	116,082,270
JPMorgan Chase & Co. Series AA, 6.10%	4,481,759	113,657,408
JPMorgan Chase & Co. Series BB, 6.15%	3,723,575	95,286,284
JPMorgan Chase & Co. Series O, 5.50%[c]	4,122,275	101,449,188
JPMorgan Chase & Co. Series P, 5.45%[c]	3,639,271	89,708,030
JPMorgan Chase & Co. Series T, 6.70%[c]	3,171,959	85,420,856
JPMorgan Chase & Co. Series W, 6.30%[c]	2,645,421	68,675,129
JPMorgan Chase & Co. Series Y, 6.13%	5,052,623	128,083,993
KeyCorp Series C, 8.63%[b]	1,553,706	39,603,966
National Westminster Bank PLC Series C, 7.76%	1,023,743	26,238,533
People’s United Financial Inc. Series A, 5.63%[b]	525,000	13,571,250
PNC Financial Services Group Inc. (The) Series P, 6.13%[b,d]	6,227,991	169,961,874
PNC Financial Services Group Inc. (The) Series Q, 5.38%[d]	1,969,964	46,530,550
Regions Financial Corp. Series A, 6.38%	2,416,619	60,802,134
Regions Financial Corp. Series B, 6.38%[b,c]	2,347,035	62,266,839
Royal Bank of Scotland Group PLC Series H, 7.25%	996,592	25,213,778
Royal Bank of Scotland Group PLC Series L, 5.75%	3,131,376	74,589,376
Royal Bank of Scotland Group PLC Series S, 6.60%	2,798,068	70,091,603
Santander Finance Preferred SAU Series 6, 4.00%[b,c]	948,159	22,556,703
SunTrust Banks Inc. Series E, 5.88%	1,891,263	46,997,886
Texas Capital Bancshares Inc. Series A, 6.50%	806,112	20,217,289

Security	Shares	Value
U.S. Bancorp. Series B, 3.50%[b]	4,249,317	$91,615,275
U.S. Bancorp. Series F, 6.50%[b]	4,565,547	129,159,325
U.S. Bancorp. Series G, 6.00%[b]	4,396,774	110,842,673
U.S. Bancorp. Series H, 5.15%[c]	2,093,826	50,775,281
Wells Fargo & Co., 5.20%	3,497,064	80,852,120
Wells Fargo & Co., 5.70%	3,207,805	75,832,510
Wells Fargo & Co., 5.85%[b]	7,645,516	192,972,824
Wells Fargo & Co., 6.63%[b]	3,845,219	104,205,435
Wells Fargo & Co. Series J, 8.00%	9,063,684	239,553,168
Wells Fargo & Co. Series L, 7.50%[a]	407,859	485,352,210
Wells Fargo & Co. Series O, 5.13%	3,073,629	70,693,467
Wells Fargo & Co. Series P, 5.25%	3,005,610	68,798,413
Wells Fargo & Co. Series T, 6.00%[c]	2,951,102	74,013,638
Wells Fargo & Co. Series V, 6.00%[c]	4,052,803	101,603,771
Wells Fargo & Co. Series X, 5.50%	4,637,038	106,234,541
Wintrust Financial Corp. Series D, 6.50%[b,c]	531,603	13,752,570
Zions BanCorp. Series G, 6.30%[b,c]	706,889	18,866,867

		6,427,902,896
CAPITAL MARKETS — 11.43%
Affiliated Managers Group Inc., 6.38%	821,533	20,743,708
Apollo Investment Corp., 6.63%	640,750	16,127,678
Ares Management LP Series A, 7.00%	1,123,534	28,324,292
Bank of New York Mellon Corp. (The), 5.20%	2,558,861	58,853,803
Charles Schwab Corp. (The), 5.95%	2,367,927	59,174,496

621

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2016

Security	Shares	Value
Charles Schwab Corp. (The) Series B, 6.00%[c]	1,553,122	$39,247,393
Charles Schwab Corp. (The) Series C, 6.00%	2,053,813	51,899,855
Gabelli Dividend & Income Trust (The) Series G, 5.25%	396,806	9,292,800
Goldman Sachs Group Inc. (The), 4.00%[b]	580,464	12,636,701
Goldman Sachs Group Inc. (The), 5.95%[c]	2,497,220	62,929,944
Goldman Sachs Group Inc. (The) Series A, 3.75%[b]	1,836,665	40,571,930
Goldman Sachs Group Inc. (The) Series B, 6.20%[c]	2,162,558	54,993,850
Goldman Sachs Group Inc. (The) Series D, 4.00%[b,c]	4,758,860	103,838,325
Goldman Sachs Group Inc. (The) Series J, 5.50%[b]	4,233,382	107,443,235
Goldman Sachs Group Inc. (The) Series K, 6.38%[b]	2,873,004	77,973,329
Goldman Sachs Group Inc. (The) Series N, 6.30%	2,723,817	71,037,147
KKR & Co. LP Series A, 6.75%	1,111,021	28,086,611
KKR & Co. LP Series B, 6.50%	625,967	15,555,280
KKR Financial Holdings LLC Series A, 7.38%	1,538,325	39,934,917
Ladenburg Thalmann Financial Services Inc. Series A, 8.00%	1,475,875	35,480,035
Merrill Lynch Capital Trust I Series K, 6.45%[b]	4,387,309	110,165,329
Merrill Lynch Capital Trust III, 7.38%[b]	3,123,726	80,310,995
Morgan Stanley, 6.88%[b]	3,489,261	94,349,617
Morgan Stanley Series A, 4.00%[b,c]	3,990,305	91,777,015
Morgan Stanley Series E, 7.13%[b]	3,544,855	99,716,771
Morgan Stanley Series G, 6.63%	2,044,419	52,214,461
Morgan Stanley Series I, 6.38%[b]	3,212,750	82,664,058
Northern Trust Corp. Series C, 5.85%	1,348,441	33,791,931

Security	Shares	Value
Raymond James Financial Inc., 6.90%	1,410,673	$35,816,987
State Street Corp., 6.00%[c]	3,188,310	80,664,243
State Street Corp. Series C, 5.25%[c]	2,162,405	50,557,029
State Street Corp. Series D, 5.90%[b]	3,159,776	81,743,405
State Street Corp. Series G, 5.35%[b]	2,004,638	50,156,043
Stifel Financial Corp. Series A, 6.25%	591,330	14,700,464

		1,892,773,677
CHEMICALS — 0.12%
Rayonier Advanced Materials Inc. Series A, 8.00%[a]	175,861	20,588,047

		20,588,047
COMMERCIAL SERVICES & SUPPLIES — 0.58%
Pitney Bowes Inc., 6.70%	1,818,352	46,495,261
Stericycle Inc., 5.25%[a]	784,994	49,666,570

		96,161,831
CONSUMER FINANCE — 2.56%
Capital One Financial Corp. Series B, 6.00%	3,939,144	96,548,419
Capital One Financial Corp. Series C, 6.25%	2,400,197	60,268,947
Capital One Financial Corp. Series D, 6.70%	2,414,412	62,678,135
Capital One Financial Corp. Series F, 6.20%[c]	2,407,464	60,331,048
Capital One Financial Corp. Series G, 5.20%	2,419,469	52,405,698
Discover Financial Services Series B, 6.50%[c]	2,512,045	64,509,316
Navient Corp., 6.00%	1,222,486	27,145,302

		423,886,865
DIVERSIFIED FINANCIAL SERVICES — 2.51%
Allied Capital Corp., 6.88%	955,265	24,101,336
Citigroup Capital XIII, 7.26%[b]	9,180,352	237,036,689
General Electric Co., 4.88%	3,530,097	86,805,085
General Electric Co., 4.88%	2,744,868	67,386,509

		415,329,619

622

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2016

Security	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.62%
Frontier Communications Corp. Series A, 11.13%[a]	1,978,133	$140,605,694
Qwest Corp., 7.00%	2,213,112	54,663,866
Qwest Corp., 7.00%	1,700,349	41,726,565
Qwest Corp., 7.50%	1,234,903	30,934,320

		267,930,445
ELECTRIC UTILITIES — 2.90%
Duke Energy Corp., 5.13%	2,140,413	51,220,083
FPL Group Capital Trust I, 5.88%	1,288,997	32,431,165
NextEra Energy Capital Holdings Inc., 5.00%	1,935,898	42,163,859
NextEra Energy Capital Holdings Inc. Series G, 5.70%	1,703,257	41,321,015
NextEra Energy Capital Holdings Inc. Series H, 5.63%[c]	1,515,534	36,115,175
NextEra Energy Capital Holdings Inc. Series I, 5.13%[c]	2,146,086	47,170,970
PPL Capital Funding Inc. Series B, 5.90%	1,978,813	49,470,325
SCE Trust I, 5.63%	2,016,576	47,026,552
SCE Trust II, 5.10%	1,741,044	38,581,535
SCE Trust III, 5.75%[b]	1,180,219	30,060,178
SCE Trust IV Series J, 5.38%[b]	1,334,408	32,933,189
SCE Trust V Series K, 5.45%[b]	1,232,345	31,129,035

		479,623,081
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.34%
Belden Inc., 6.75%[a]	533,346	56,358,672

		56,358,672
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) — 10.93%
American Homes 4 Rent Series D, 6.50%	925,543	23,138,575
American Homes 4 Rent Series E, 6.35%	926,998	22,720,721
American Tower Corp., 5.50%[a]	1,427,773	149,202,278
Ashford Hospitality Trust Inc. Series D, 8.45%	974,437	24,341,436

Security	Shares	Value
Ashford Hospitality Trust Inc. Series F, 7.38%	489,492	$11,542,221
Ashford Hospitality Trust Inc. Series G, 7.38%	325,000	7,520,500
Boston Properties Inc., 5.25%[c]	999,929	24,038,293
CBL & Associates Properties Inc. Series D, 7.38%	1,973,391	48,249,410
CBL & Associates Properties Inc. Series E, 6.63%	713,684	16,428,292
Digital Realty Trust Inc. Series F, 6.63%	829,390	20,834,277
Digital Realty Trust Inc. Series G, 5.88%[c]	1,150,148	27,523,042
Digital Realty Trust Inc. Series H, 7.38%	1,576,672	42,806,645
Digital Realty Trust Inc. Series I, 6.35%	1,045,679	26,204,716
DuPont Fabros Technology Inc. Series C, 6.63%[c]	827,385	20,982,484
Equity Commonwealth, 5.75%	809,494	19,330,717
General Growth Properties Inc. Series A, 6.38%	1,115,053	27,664,465
Hersha Hospitality Trust Series D, 6.50%	720,321	16,120,784
Hospitality Properties Trust Series D, 7.13%	1,350,699	34,064,629
Kimco Realty Corp. Series I, 6.00%[c]	1,740,102	42,371,484
Kimco Realty Corp. Series J, 5.50%	1,013,340	23,702,023
Kimco Realty Corp. Series K, 5.63%	812,626	19,031,701
LaSalle Hotel Properties Series J, 6.30%	617,072	14,359,265
Monmouth Real Estate Investment Corp. Series C, 6.13%	543,433	12,819,584
National Retail Properties Inc. Series D, 6.63%	1,282,928	32,214,322
National Retail Properties Inc. Series E, 5.70%	1,304,788	30,153,651
National Retail Properties Inc. Series F, 5.20%	346,591	7,479,434

623

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2016

Security	Shares	Value
NorthStar Realty Finance Corp. Series B, 8.25%	1,517,909	$37,902,188
NorthStar Realty Finance Corp. Series C, 8.88%	623,141	15,921,253
NorthStar Realty Finance Corp. Series D, 8.50%	804,776	20,497,645
NorthStar Realty Finance Corp. Series E, 8.75%	1,122,188	28,840,232
Pebblebrook Hotel Trust Series D, 6.38%[c]	513,548	12,130,004
PS Business Parks Inc. Series S, 6.45%	1,020,072	25,583,406
PS Business Parks Inc. Series T, 6.00%	1,521,446	36,986,352
PS Business Parks Inc. Series U, 5.75%	1,023,373	23,824,123
PS Business Parks Inc. Series W, 5.20%	328,097	7,073,771
Public Storage Series A, 5.88%	826,408	20,519,711
Public Storage Series B, 5.40%	1,234,951	27,946,941
Public Storage Series C, 5.13%[c]	820,765	17,900,885
Public Storage Series D, 4.95%	1,300,475	27,570,070
Public Storage Series E, 4.90%	506,735	10,692,109
Public Storage Series S, 5.90%[c]	1,971,124	48,647,340
Public Storage Series T, 5.75%	1,902,405	46,171,369
Public Storage Series U, 5.63%	1,239,233	29,159,152
Public Storage Series V, 5.38%	2,110,289	47,692,531
Public Storage Series W, 5.20%[c]	2,142,009	49,801,709
Public Storage Series X, 5.20%[c]	1,009,217	23,312,913
Public Storage Series Y, 6.38%	1,240,290	32,433,583
Public Storage Series Z, 6.00%[c]	1,196,302	30,278,404
Realty Income Corp. Series F, 6.63%	1,752,392	44,072,659
Senior Housing Properties Trust, 5.63%[c]	1,602,596	37,356,513
SL Green Realty Corp. Series I, 6.50%	1,049,144	26,165,651
Sunstone Hotel Investors Inc. Series E, 6.95%	464,690	11,779,891
Ventas Realty LP/Ventas Capital Corp., 5.45%	1,159,900	27,849,199
VEREIT Inc. Series F, 6.70%	4,518,246	114,266,441
Vornado Realty Trust Series K, 5.70%[c]	1,303,670	30,714,465
Vornado Realty Trust Series L, 5.40%	1,296,314	29,102,249
Welltower Inc., 6.50%[a]	1,494,786	89,956,221
Welltower Inc., 6.50%	1,300,505	32,694,696

		1,809,688,625

Security	Shares	Value
FOOD PRODUCTS — 1.58%
CHS Inc., 6.75%[b,c]	2,114,383	$55,565,985
CHS Inc., 8.00%	1,322,939	38,722,425
CHS Inc. Series 1, 7.88%[c]	2,153,859	60,868,055
CHS Inc. Series 2, 7.10%[b]	1,846,544	48,951,881
CHS Inc. Series 4, 7.50%	2,131,857	57,858,599

		261,966,945
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.08%
Dynegy Inc. Series A, 5.38%[a]	430,377	13,905,481

		13,905,481
INSURANCE — 9.19%
Aegon NV, 6.38%	4,123,362	103,248,985
Aegon NV, 6.50%	2,058,800	51,799,408
Aegon NV, 8.00%	2,207,429	57,503,525
Aegon NV Series 1, 4.00%[b]	1,077,089	24,245,273
Aflac Inc., 5.50%[c]	2,269,650	54,925,530
Allstate Corp. (The), 5.10%[b]	2,166,985	54,543,012
Allstate Corp. (The), 5.63%[c]	1,286,731	31,846,592
Allstate Corp. (The) Series C, 6.75%	1,692,671	43,637,058
Allstate Corp. (The) Series E, 6.63%	3,170,662	82,025,026
Allstate Corp. (The) Series F, 6.25%[c]	1,136,015	29,138,785
American Financial Group Inc./OH, 6.38%	1,049,357	26,359,848
AmTrust Financial Services Inc. Series D, 7.50%	834,143	20,886,941
AmTrust Financial Services Inc. Series E, 7.75%	603,413	15,399,100
AmTrust Financial Services Inc. Series F, 6.95%	1,147,220	26,477,838
Arch Capital Group Ltd. Series C, 6.75%[c]	1,509,417	37,992,026
Argo Group U.S. Inc., 6.50%	739,966	18,491,750
Aspen Insurance Holdings Ltd., 5.63%	1,035,647	22,960,294
Aspen Insurance Holdings Ltd., 5.95%[b]	1,231,403	31,166,810
Aspen Insurance Holdings Ltd., 7.40%[b]	564,684	14,111,453
Assured Guaranty Municipal Holdings Inc., 6.25%	1,058,110	26,442,169
Axis Capital Holdings Ltd. Series C, 6.88%	1,763,480	44,457,331

624

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2016

Security	Shares	Value
Axis Capital Holdings Ltd. Series D, 5.50%	1,028,474	$23,377,214
Axis Capital Holdings Ltd. Series E, 5.50%	1,200,000	25,992,000
Endurance Specialty Holdings Ltd. Series C, 6.35%	952,791	24,353,338
Hartford Financial Services Group Inc. (The), 7.88%[b]	2,587,721	76,674,173
Maiden Holdings Ltd., 7.13%	704,768	18,161,871
MetLife Inc. Series A, 4.00%[b]	2,555,117	59,483,124
National General Holdings Corp. Series B, 7.50%[c]	707,743	17,559,104
National General Holdings Corp. Series C, 7.50%	801,219	20,022,463
PartnerRe Ltd. Series G, 6.50%	808,657	20,960,389
PartnerRe Ltd. Series H, 7.25%	1,389,268	37,913,124
PartnerRe Ltd. Series I, 5.88%[c]	1,013,652	23,841,095
Protective Life Corp., 6.00%	375,635	9,462,246
Protective Life Corp., 6.25%	1,281,957	32,574,527
Prudential Financial Inc., 5.70%	3,121,468	77,225,118
Prudential Financial Inc., 5.75%	2,573,928	63,730,457
Prudential PLC, 6.50%	1,278,358	32,329,674
Prudential PLC, 6.75%	1,061,865	27,045,702
Reinsurance Group of America Inc., 6.20%[b]	1,808,807	48,801,613
RenaissanceRe Holdings Ltd. Series E, 5.38%	1,322,269	29,737,830
Selective Insurance Group Inc., 5.88%	882,879	21,162,610
Validus Holdings Ltd. Series A, 5.88%	617,074	13,896,506

		1,521,962,932
MACHINERY — 0.47%
Stanley Black & Decker Inc., 5.75%	3,210,552	78,112,730

		78,112,730
MARINE — 0.30%
Seaspan Corp. Series D, 7.95%[c]	565,085	11,442,971
Seaspan Corp. Series E, 8.25%	562,786	11,531,485

Security	Shares	Value
Seaspan Corp. Series G, 8.20%	477,640	$9,524,142
Seaspan Corp. Series H, 7.88%	911,380	17,744,569

		50,243,167
MEDIA — 0.20%
Comcast Corp., 5.00%[c]	1,318,862	33,077,059

		33,077,059
MORTGAGE REAL ESTATE INVESTMENT — 2.45%
AGNC Investment Corp., 8.00%	817,508	20,633,902
AGNC Investment Corp. Series B, 7.75%	839,305	20,991,018
Annaly Capital Management Inc. Series C, 7.63%	1,347,825	32,482,582
Annaly Capital Management Inc. Series D, 7.50%	2,012,457	48,580,712
Annaly Capital Management Inc. Series E, 7.63%	1,355,572	32,669,285
Apollo Commercial Real Estate Finance Inc. Series C, 8.00%	826,303	20,475,788
ARMOUR Residential REIT Inc. Series B, 7.88%	561,027	13,004,606
Capstead Mortgage Corp. Series E, 7.50%	756,736	18,191,933
Colony Capital Inc., 7.13%	1,262,871	29,424,894
Colony Capital Inc. Series A, 8.50%	1,173,987	29,654,912
CYS Investments Inc. Series B, 7.50%	935,721	21,240,867
Invesco Mortgage Capital Inc. Series A, 7.75%	582,279	14,166,848
Invesco Mortgage Capital Inc. Series B, 7.75%[b,c]	801,622	19,343,139
MFA Financial Inc. Series B, 7.50%[c]	928,956	22,536,473
Resource Capital Corp., 8.25%	577,577	12,966,604
Resource Capital Corp., 8.63%[b]	620,115	14,262,645
Wells Fargo Real Estate Investment Corp. Series A, 6.38%[c]	1,374,000	34,583,580

		405,209,788

625

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2016

Security	Shares	Value
OIL, GAS & CONSUMABLE FUELS — 2.91%
Blueknight Energy Partners LP Series A, 11.00%[a,b]	57,525	$454,447
GasLog Ltd. Series A, 8.75%	473,373	11,891,130
Hess Corp., 8.00%[a]	1,182,165	87,078,274
Kinder Morgan Inc/DE Series A, 9.75%[a,c]	3,297,082	160,403,039
NuStar Logistics LP, 7.63%[b]	1,744,092	44,997,574
Southwestern Energy Co. Series B, 6.25%	3,542,608	90,230,226
Targa Resources Partners LP Series A, 9.00%[b]	504,669	13,893,537
Teekay Offshore Partners LP Series A, 7.25%	741,099	13,673,276
Teekay Offshore Partners LP Series B, 8.50%	517,732	10,251,094
WPX Energy Inc. Series A, 6.25%[a]	754,874	49,572,576

		482,445,173
PHARMACEUTICALS — 2.41%
Allergan PLC Series A, 5.50%[a]	524,084	399,593,087

		399,593,087
WIRELESS TELECOMMUNICATION SERVICES — 1.86%
T-Mobile U.S. Inc., 5.50%[a]	2,055,480	194,119,531
Telephone & Data Systems Inc., 5.88%[c]	921,322	20,683,679
Telephone & Data Systems Inc., 6.88%	999,591	24,779,861
Telephone & Data Systems Inc., 7.00%[c]	1,272,386	31,898,717
U.S. Cellular Corp., 6.95%[c]	1,424,976	35,610,150

		307,091,938

TOTAL PREFERRED STOCKS
(Cost: $17,142,298,299)		16,386,826,357

SHORT-TERM INVESTMENTS — 1.19%

MONEY MARKET FUNDS — 1.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[e,f,g]	65,481,671	65,494,768

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[e,f]	131,828,484	$131,828,484

		197,323,252

TOTAL SHORT-TERM INVESTMENTS
(Cost: $197,317,155)		197,323,252

TOTAL INVESTMENTS IN SECURITIES — 100.15%
(Cost: $17,339,625,515)[h]		16,584,159,935
Other Assets, Less Liabilities — (0.15)%		(24,100,431)

NET ASSETS — 100.00%		$16,560,059,504

[a]	Convertible preferred stock.
[b]	Variable rate security. Rate shown is as of report date.
[c]	All or a portion of this security represents a security on loan.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $17,356,459,946. Net unrealized depreciation was $772,300,011, of which $228,867,215 represented gross unrealized appreciation on securities and $1,001,167,226 represented gross unrealized depreciation on securities.

626

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. PREFERRED STOCK ETF

December 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The) Series P, 6.13%	5,328,103	1,207,476	(307,588)	6,227,991	$169,961,874	$6,831,059	$(375,649)
PNC Financial Services Group Inc. (The) Series Q, 5.38%	1,882,951	417,228	(330,215)	1,969,964	46,530,550	2,073,340	(49,851)
iShares Core Total U.S. Bond Market ETF	—	449,647	(449,647)	—	—	—	(1,230,765)
iShares iBoxx $ High Yield Corporate Bond ETF	—	582,189	(582,189)	—	—	—	79,682

					$216,492,424	$8,904,399	$(1,576,583)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$10,326	$—	$—	$10,326
Preferred stocks	16,386,826,357	—	—	16,386,826,357
Money market funds	197,323,252	—	—	197,323,252

Total	$16,584,159,935	$—	$—	$16,584,159,935

627

Schedule of Investments  (Unaudited)

iSHARES® U.S. REAL ESTATE ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.44%

DIVERSIFIED REAL ESTATE ACTIVITIES — 0.37%
Alexander & Baldwin Inc.	211,135	$9,473,627
St. Joe Co. (The)[a,b]	334,331	6,352,289

		15,825,916
DIVERSIFIED REITS — 4.84%
Forest City Realty Trust Inc. Class A	983,636	20,498,974
Gramercy Property Trust[b]	1,910,504	17,538,427
Lexington Realty Trust	977,428	10,556,222
Liberty Property Trust[b]	664,458	26,246,091
NorthStar Realty Finance Corp.	819,796	12,419,909
Spirit Realty Capital Inc.[b]	2,186,647	23,746,987
STORE Capital Corp.[b]	705,799	17,440,293
VEREIT Inc.	4,402,657	37,246,478
Washington REIT[b]	338,628	11,069,749
WP Carey Inc.	480,340	28,383,291

		205,146,421
HEALTH CARE REITS — 9.69%
Care Capital Properties Inc.[b]	384,551	9,613,775
HCP Inc.[b]	2,112,293	62,777,348
Healthcare Realty Trust Inc.[b]	524,937	15,916,090
Healthcare Trust of America Inc. Class Ab	641,565	18,675,957
Medical Properties Trust Inc.[b]	1,449,840	17,833,032
National Health Investors Inc.[b]	180,683	13,401,258
Omega Healthcare Investors Inc.[b]	882,042	27,572,633
Physicians Realty Trust	615,322	11,666,505
Quality Care Properties Inc.[a]	428,265	6,638,108
Senior Housing Properties Trust	891,639	16,878,726
Ventas Inc.	1,599,164	99,979,733
Welltower Inc.[b]	1,637,104	109,571,371

		410,524,536
HOTEL & RESORT REITS — 4.39%
Apple Hospitality REIT Inc.[b]	714,448	14,274,671
DiamondRock Hospitality Co.[b]	913,762	10,535,676
Hospitality Properties Trust	621,924	19,739,868
Host Hotels & Resorts Inc.[b]	3,342,249	62,967,971
LaSalle Hotel Properties[b]	512,195	15,606,582

Security	Shares	Value
Pebblebrook Hotel Trust[b]	330,843	$9,842,579
RLJ Lodging Trust[b]	563,395	13,797,544
Ryman Hospitality Properties Inc.[b]	231,185	14,566,967
Sunstone Hotel Investors Inc.[b]	980,822	14,957,535
Xenia Hotels & Resorts Inc.	488,489	9,486,456

		185,775,849
INDUSTRIAL REITS — 5.01%
DCT Industrial Trust Inc.	411,900	19,721,772
Duke Realty Corp.	1,602,446	42,560,966
EastGroup Properties Inc.	125,742	9,284,789
First Industrial Realty Trust Inc.[b]	529,821	14,861,479
Prologis Inc.	2,386,932	126,006,140

		212,435,146
MORTGAGE REITS — 4.55%
AGNC Investment Corp.	1,497,771	27,154,588
Annaly Capital Management Inc.	4,591,031	45,772,579
Blackstone Mortgage Trust Inc. Class Ab	425,830	12,804,708
Chimera Investment Corp.[b]	808,224	13,755,973
Colony Capital Inc.[b]	521,396	10,558,269
CYS Investments Inc.[b]	692,769	5,355,105
Invesco Mortgage Capital Inc.[b]	511,166	7,463,024
MFA Financial Inc.[b]	1,683,137	12,842,335
New Residential Investment Corp.	1,135,028	17,842,640
Starwood Property Trust Inc.	1,160,096	25,464,107
Two Harbors Investment Corp.	1,575,367	13,737,200

		192,750,528
OFFICE REITS — 11.02%
Alexandria Real Estate Equities Inc.	358,858	39,879,890
Boston Properties Inc.[b]	694,494	87,353,455
Brandywine Realty Trust	797,234	13,162,333
Columbia Property Trust Inc.	565,826	12,221,842
Corporate Office Properties Trust[b]	429,712	13,415,609
Cousins Properties Inc.[b]	1,552,014	13,207,639
Douglas Emmett Inc.[b]	650,951	23,798,769
Equity Commonwealth[a]	568,381	17,187,842
Highwoods Properties Inc.[b]	453,232	23,119,364
Hudson Pacific Properties Inc.	552,005	19,198,734
Kilroy Realty Corp.	416,982	30,531,422
Mack-Cali Realty Corp.	410,721	11,919,123
Paramount Group Inc.[b]	799,590	12,785,444
Parkway Inc.[a]	220,618	4,908,745

628

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

December 31, 2016

Security	Shares	Value
Piedmont Office Realty Trust Inc. Class Ab	658,520	$13,769,653
SL Green Realty Corp.[b]	457,837	49,240,369
Vornado Realty Trust[b]	776,759	81,070,337

		466,770,570
REAL ESTATE DEVELOPMENT — 0.44%
Howard Hughes Corp. (The)[a,b]	162,297	18,518,088

		18,518,088
REAL ESTATE SERVICES — 1.89%
CBRE Group Inc. Class Aa	1,356,059	42,702,298
Jones Lang LaSalle Inc.	204,526	20,665,307
Realogy Holdings Corp.	645,818	16,616,897

		79,984,502
RESIDENTIAL REITS — 13.18%
American Campus Communities Inc.	597,490	29,737,077
American Homes 4 Rent Class A	979,103	20,541,581
Apartment Investment & Management Co. Class A	709,454	32,244,684
AvalonBay Communities Inc.[b]	620,134	109,856,738
Camden Property Trust	395,538	33,252,880
Education Realty Trust Inc.[b]	333,756	14,117,879
Equity Lifestyle Properties Inc.	362,483	26,135,024
Equity Residential	1,651,278	106,276,252
Essex Property Trust Inc.[b]	295,944	68,806,980
Mid-America Apartment Communities Inc.	512,980	50,231,002
Sun Communities Inc.[b]	300,574	23,026,974
UDR Inc.	1,207,326	44,043,253

		558,270,324
RETAIL REITS — 18.06%
Acadia Realty Trust[b]	366,955	11,992,089
Brixmor Property Group Inc.	1,183,844	28,909,470
CBL & Associates Properties Inc.[b]	782,621	9,000,142
DDR Corp.	1,391,818	21,253,061
Equity One Inc.	421,297	12,929,605
Federal Realty Investment Trust[b]	324,479	46,111,711
General Growth Properties Inc.	2,637,768	65,891,445
Kimco Realty Corp.	1,920,631	48,323,076
Kite Realty Group Trust	382,127	8,972,342
Macerich Co. (The)	545,657	38,654,342
National Retail Properties Inc.[b]	665,510	29,415,542
Realty Income Corp.[b]	1,168,146	67,145,032

Security	Shares	Value
Regency Centers Corp.[b]	472,448	$32,575,290
Retail Properties of America Inc. Class A	1,075,086	16,481,068
Simon Property Group Inc.	1,418,577	252,038,576
Tanger Factory Outlet Centers Inc.	435,239	15,572,851
Taubman Centers Inc.	273,421	20,214,015
Urban Edge Properties[b]	417,750	11,492,302
Washington Prime Group Inc.	847,525	8,822,735
Weingarten Realty Investors	533,304	19,086,950

		764,881,644
SPECIALIZED REITS — 26.00%
American Tower Corp.	1,921,854	203,101,531
Communications Sales & Leasing Inc.[a]	634,867	16,131,970
CoreCivic Inc.	533,139	13,040,580
CoreSite Realty Corp.	154,982	12,300,921
Crown Castle International Corp.	1,628,201	141,279,001
CubeSmart	814,362	21,800,471
CyrusOne Inc.[b]	336,714	15,061,217
Digital Realty Trust Inc.[b]	717,943	70,545,079
DuPont Fabros Technology Inc.[b]	345,266	15,167,535
EPR Properties	287,871	20,660,502
Equinix Inc.[b]	322,326	115,202,536
Extra Space Storage Inc.[b]	568,346	43,899,045
Four Corners Property Trust Inc.	238,735	4,898,842
GEO Group Inc. (The)[b]	343,464	12,340,662
Iron Mountain Inc.[b]	1,107,398	35,968,287
Lamar Advertising Co. Class Ab	373,897	25,140,834
Life Storage Inc.	210,086	17,911,932
Outfront Media Inc.[b]	625,301	15,551,236
Pinnacle Entertainment Inc.	880,012	26,945,967
Potlatch Corp.	185,535	7,727,533
Public Storage[b]	673,474	150,521,439
Rayonier Inc.	555,210	14,768,586
Weyerhaeuser Co.	3,378,139	101,648,203

		1,101,613,909

TOTAL COMMON STOCKS
(Cost: $4,649,874,379)		4,212,497,433

629

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

December 31, 2016

Security	Shares	Value
SHORT-TERM INVESTMENTS — 8.21%
MONEY MARKET FUNDS — 8.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.88%[c,d,e]	347,564,824	$347,634,337

		347,634,337

TOTAL SHORT-TERM INVESTMENTS
(Cost: $347,572,901)		347,634,337

TOTAL INVESTMENTS IN SECURITIES — 107.65%
(Cost: $4,997,447,280)[f]		4,560,131,770
Other Assets, Less Liabilities — (7.65)%		(324,068,833)

NET ASSETS — 100.00%		$4,236,062,937

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral.
[f]	The cost of investments for federal income tax purposes was $5,027,418,132. Net unrealized depreciation was $467,286,362, of which $30,462,239 represented gross unrealized appreciation on securities and $497,748,601 represented gross unrealized depreciation on securities.

630

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. REAL ESTATE ETF

December 31, 2016

Schedule 1 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$4,212,497,433	$—	$—	$4,212,497,433
Money market funds	347,634,337	—	—	347,634,337

Total	$4,560,131,770	$—	$—	$4,560,131,770

631

Schedule of Investments  (Unaudited)

iSHARES® U.S. REGIONAL BANKS ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.78%

DIVERSIFIED BANKS — 17.77%
Comerica Inc.	198,905	$13,547,420
U.S. Bancorp.	1,844,776	94,766,143

		108,313,563

REGIONAL BANKS — 79.57%
Associated Banc-Corp.	170,973	4,223,033
BancorpSouth Inc.	98,408	3,055,568
Bank of Hawaii Corp.	49,297	4,372,151
Bank of the Ozarks Inc.	104,914	5,517,427
BankUnited Inc.	120,247	4,532,109
BB&T Corp.	936,908	44,053,414
BOK Financial Corp.	24,353	2,022,273
Cathay General Bancorp.	85,629	3,256,471
Citizens Financial Group Inc.	591,040	21,058,755
Commerce Bancshares Inc.	100,712	5,822,161
Cullen/Frost Bankers Inc.	64,700	5,708,481
East West Bancorp. Inc.	166,455	8,460,908
F.N.B. Corp.	240,950	3,862,429
Fifth Third Bancorp.	872,467	23,530,435
First Financial Bankshares Inc.	76,282	3,447,946
First Horizon National Corp.	269,305	5,388,793
First Republic Bank/CA	177,449	16,350,151
Fulton Financial Corp.	200,076	3,761,429
Glacier Bancorp. Inc.	88,367	3,201,536
Hancock Holding Co.	95,487	4,115,490
Huntington Bancshares Inc./OH	1,252,544	16,558,632
IBERIABANK Corp.	51,137	4,282,724
International Bancshares Corp.	67,030	2,734,824
Investors Bancorp. Inc.	357,126	4,981,908
KeyCorp	1,247,841	22,798,055
M&T Bank Corp.	179,028	28,005,350
MB Financial Inc.	82,031	3,874,324
PacWest Bancorp.	138,881	7,560,682
People’s United Financial Inc.	359,547	6,960,830
PNC Financial Services Group Inc. (The)[a]	561,741	65,701,227
Popular Inc.	119,828	5,250,863
PrivateBancorp. Inc.	92,004	4,985,697
Prosperity Bancshares Inc.	80,231	5,758,981

Security	Shares	Value
Regions Financial Corp.	1,421,342	$20,410,471
Signature Bank[b]	61,986	9,310,297
SunTrust Banks Inc.	566,699	31,083,440
SVB Financial Group[b]	60,143	10,324,147
Synovus Financial Corp.	141,213	5,801,030
TCF Financial Corp.	197,444	3,867,928
Texas Capital Bancshares Inc.[b]	56,594	4,436,970
Trustmark Corp.	78,089	2,783,873
UMB Financial Corp.	50,361	3,883,840
Umpqua Holdings Corp.	254,264	4,775,078
United Bankshares Inc./WV	93,107	4,306,199
Valley National Bancorp.	293,909	3,421,101
Webster Financial Corp.	105,910	5,748,795
Western Alliance Bancorp.[b]	109,190	5,318,645
Wintrust Financial Corp.	59,779	4,338,162
Zions Bancorp.	235,224	10,124,041

		485,129,074
THRIFTS & MORTGAGE FINANCE — 2.44%
Capitol Federal Financial Inc.	145,906	2,401,613
New York Community Bancorp. Inc.	562,379	8,947,450
Washington Federal Inc.	102,865	3,533,412

		14,882,475
TOTAL COMMON STOCKS
(Cost: $521,598,048)		608,325,112

SHORT-TERM INVESTMENTS — 0.08%

MONEY MARKET FUNDS — 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.44%[c,d]	495,201	495,201

		495,201

TOTAL SHORT-TERM INVESTMENTS
(Cost: $495,201)		495,201

TOTAL INVESTMENTS IN SECURITIES — 99.86%
(Cost: $522,093,249)[e]		608,820,313
Other Assets, Less Liabilities — 0.14%		847,867

NET ASSETS — 100.00%		$609,668,180

632

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. REGIONAL BANKS ETF

December 31, 2016

[a]	Affiliated issuer. See Schedule 1.
[b]	Non-income earning security.
[c]	Affiliated money market fund.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	The cost of investments for federal income tax purposes was $525,666,123. Net unrealized appreciation was $83,154,190, of which $87,328,709 represented gross unrealized appreciation on securities and $4,174,519 represented gross unrealized depreciation on securities.

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
PNC Financial Services Group Inc. (The)	560,588	265,302	(264,149)	561,741	$65,701,227	$683,284	$(1,660,842)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$608,325,112	$—	$—	$608,325,112
Money market funds	495,201	—	—	495,201

Total	$608,820,313	$—	$—	$608,820,313

633

Schedule of Investments  (Unaudited)

iSHARES® U.S. TELECOMMUNICATIONS ETF

December 31, 2016

Security	Shares	Value
COMMON STOCKS — 99.85%
DIVERSIFIED TELECOMMUNICATION SERVICES — 73.06%
AT&T Inc.	1,428,019	$60,733,648
ATN International Inc.	239,618	19,200,590
CenturyLink Inc.	1,324,251	31,490,689
Cincinnati Bell Inc.[a]	885,267	19,785,717
Consolidated Communications Holdings Inc.	741,848	19,918,619
Frontier Communications Corp.[b]	7,102,982	24,008,079
General Communication Inc. Class Aa,b	908,885	17,677,813
Globalstar Inc.[a,b]	17,518,771	27,679,658
Iridium Communications Inc.[a,b]	1,912,250	18,357,600
Level 3 Communications Inc.[a]	591,591	33,342,069
ORBCOMM Inc.[a,b]	1,999,358	16,534,691
SBA Communications Corp. Class Aa	316,256	32,656,594
Verizon Communications Inc.	1,086,541	57,999,559
Vonage Holdings Corp.[a,b]	2,969,436	20,340,637
Windstream Holdings Inc.[b]	2,351,488	17,236,407

		416,962,370
WIRELESS TELECOMMUNICATION SERVICES — 26.79%
Leap Wireless International Inc.[a,c]	692,354	2,198,224
NII Holdings Inc.[a,b,d]	6,821,725	14,666,709
Shenandoah Telecommunications Co.	704,072	19,221,166
Spok Holdings Inc.[d]	795,887	16,514,655
Sprint Corp.[a,b]	3,047,455	25,659,571
T-Mobile U.S. Inc.[a]	577,498	33,211,910
Telephone & Data Systems Inc.	807,609	23,315,672
U.S. Cellular Corp.[a,b]	414,728	18,131,908

		152,919,815

TOTAL COMMON STOCKS
(Cost: $604,089,341)		569,882,185

Security	Shares	Value
SHORT-TERM INVESTMENTS — 14.73%

MONEY MARKET FUNDS — 14.73%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.88%[e,f,g]	82,918,194	$82,934,777
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.44%[e,f]	1,100,021	1,100,021

		84,034,798

TOTAL SHORT-TERM INVESTMENTS
(Cost: $84,025,020)		84,034,798

TOTAL INVESTMENTS IN SECURITIES — 114.58%
(Cost: $688,114,361)[h]		653,916,983
Other Assets, Less Liabilities — (14.58)%		(83,195,312)

NET ASSETS — 100.00%		$570,721,671

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan.
[c]	Illiquid and non-transferable security.
[d]	Affiliated issuer. See Schedule 1.
[e]	Affiliated money market fund.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral.
[h]	The cost of investments for federal income tax purposes was $700,605,267. Net unrealized depreciation was $46,688,284, of which $26,123,927 represented gross unrealized appreciation on securities and $72,812,211 represented gross unrealized depreciation on securities.

634

Schedule of Investments  (Unaudited) (Continued)

iSHARES® U.S. TELECOMMUNICATIONS ETF

December 31, 2016

Schedule 1 — Affiliates

Investments in issuers considered to be affiliates of the Fund (excluding affiliated money market funds) during the nine months ended December 31, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated issuer	Shares held at beginning of period	Shares purchased	Shares sold	Shares held at end of period	Value at end of period	Dividend income	Net realized gain (loss)
NII Holdings Inc.	2,945,663	11,323,845	(7,447,783)	6,821,725	$14,666,709	$—	$(4,375,856)
Spok Holdings Inc.	757,413	1,793,383	(1,754,909)	795,887	16,514,655	558,431	418,692

					$31,181,364	$558,431	$(3,957,164)

Schedule 2 — Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2016. The breakdown of the Fund’s investments into major categories is disclosed in the schedule of investments above.

	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common stocks	$567,683,961	$—	$2,198,224	$569,882,185
Money market funds	84,034,798	—	—	84,034,798

Total	$651,718,759	$—	$2,198,224	$653,916,983

635

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	March 1, 2017

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	March 1, 2017